UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2014 through August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2014 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury Securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2014	$109.9 Billion
Weighted Average Maturity^	53 days
Weighted Average Life^^	85 days

MATURITY SCHEDULE*^
1 day	3.0%
2–7 days	34.6
8–30 days	21.5
31–60 days	11.8
61–90 days	9.5
91–180 days	12.7
181+ days	6.9

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.04
Cash Management Shares	0.01
Direct Shares	0.04
Eagle Class Shares	0.01
IM Shares	0.05
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.95)%, (0.95)%, (0.10)%, 0.00%, (0.74)%, (0.09)%, (0.50)%, 0.05%, (0.05)%, (0.30)%, (0.30)%, (0.25)%, (0.50)% and (0.84)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2014	$17.8 Billion
Weighted Average Maturity^	56 days
Weighted Average Life^^	81 days

MATURITY SCHEDULE*^
1 day	2.2%
2–7 days	33.2
8–30 days	18.9
31–60 days	10.8
61–90 days	14.8
91–180 days	16.3
181+ days	3.8

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.07
E*Trade Shares	0.05
Institutional Class Shares	0.04
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.93)%, (0.93)%, (0.08)%, 0.03%, (0.83)%, (0.02)%, (0.28)%, (0.38)%, (0.23)%, (0.51)% and (0.87)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2014	$52.8 Billion
Weighted Average Maturity^	56 days
Weighted Average Life^^	86 days

MATURITY SCHEDULE*^
2–7 days	35.0%
8–30 days	12.9
31–60 days	21.1
61–90 days	9.7
91–180 days	15.2
181+ days	6.1

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.23)%, (0.13)%, (0.23)%, (0.63)%, (0.08)%, (0.18)%, (0.43)%, (0.53)%, (0.38)%, (0.63)% and (0.98)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2014	$15.3 Billion
Weighted Average Maturity^	42 days
Weighted Average Life^^	48 days

MATURITY SCHEDULE*^
1 day	1.0%
2–7 days	54.4
8–30 days	9.1
31–60 days	2.1
61–90 days	18.7
91–180 days	8.1
181+ days	6.6

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Eagle Class Shares	0.00
IM Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.11)%, (1.10)%, (0.26)%, (0.25)%, (0.65)%, (0.11)%, (0.20)%, (0.45)%, (0.56)%, (0.41)%, (0.66)% and (1.00)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2014	$4.4 Billion
Weighted Average Maturity^	51 days
Weighted Average Life^^	84 days

MATURITY SCHEDULE*^
2–7 days	18.4%
8–30 days	40.1
31–60 days	14.9
61–90 days	14.3
91–180 days	7.9
181+ days	4.4

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.38)%, (0.33)%, (0.68)%, (0.53)% and (0.78)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2014	$23.0 Billion
Weighted Average Maturity^	47 days
Weighted Average Life^^	61 days

MATURITY SCHEDULE*^
1 day	2.1%
2–7 days	3.0
8–30 days	38.7
31–60 days	12.7
61–90 days	38.6
91–180 days	4.9

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.28)%, (0.18)%, (0.23)%, (0.58)%, (0.43)%, (0.68)% and (1.02)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2014	$18.9 Billion
Weighted Average Maturity^	23 days
Weighted Average Life^^	24 days

MATURITY SCHEDULE**^
1 day	16.4%
2–7 days	72.1
8–30 days	2.2
31–60 days	2.6
61-90 days	0.7
91–180 days	1.6
181+ days	4.4

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Agency Shares	0.01%
Direct Shares	0.01
Eagle Class Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.25)%, (0.25)%, (0.65)%, (0.20)%, (0.55)%, (0.40)% and (0.65)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2014	$2.8 Billion
Weighted Average Maturity^	36 days
Weighted Average Life^^	36 days

MATURITY SCHEDULE**^
1 day	12.7%
2–7 days	66.2
8–30 days	1.8
31–60 days	2.6
61–90 days	2.0
91–180 days	6.1
181+ days	8.6

7-DAY SEC YIELD AS OF 8/31/2014 (1)
Agency Shares	0.01%
E*Trade Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.19)%, (0.94)%, (0.14)%, (0.49)%, (0.34)%, (0.59)% and (0.94)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 35.8%
280,000	Australia & New Zealand Banking Group Ltd., 0.220%, 09/25/14	280,000
	Banco Del Estado De Chile,
100,000	0.180%, 09/03/14	100,000
50,000	0.180%, 09/08/14	50,000
50,000	0.180%, 09/12/14	50,000
	Bank of China Ltd.,
92,000	0.220%, 09/04/14	92,000
182,000	0.690%, 11/17/14	181,732
	Bank of Montreal,
245,000	0.210%, 11/13/14	244,896
325,000	0.210%, 09/12/14	325,000
55,000	0.210%, 12/17/14	55,000
	Bank of Nova Scotia,
150,000	0.243%, 10/16/14	150,000
952,850	0.250%, 01/26/15	952,850
450,000	0.266%, 09/19/14 (m)	450,000
520,000	0.316%, 09/02/14 (m)	520,000
822,000	0.317%, 09/10/14 (m)	822,000
180,000	0.330%, 08/18/15	180,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
260,000	0.240%, 11/19/14	260,000
300,000	0.240%, 12/04/14	300,000
312,000	0.250%, 12/16/14	311,771
500,500	0.250%, 02/19/15	500,500
120,000	0.260%, 02/06/15	119,863
100,000	0.260%, 02/06/15	99,886
250,000	0.260%, 02/19/15	249,692
250,000	0.310%, 12/10/14	249,785
140,000	0.310%, 01/05/15	139,848
100,000	0.310%, 01/07/15	99,890
	Banque Federative du Credit Mutuel,
285,000	0.230%, 10/16/14	284,918
270,000	0.230%, 10/17/14	269,921
635,000	Canadian Imperial Bank of Commerce, 0.245%, 09/14/14 (m)	635,000
	China Construction Bank Corp.,
49,400	0.580%, 10/03/14	49,400
70,000	0.790%, 10/10/14	69,940
	Commonwealth Bank of Australia,
300,000	0.200%, 09/08/14	299,988
250,000	0.240%, 02/19/15	249,716
104,000	0.345%, 08/03/15	104,000
560,000	Credit Agricole Corporate and Investment Bank, 0.150%, 09/02/14	560,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Credit Industriel et Commercial,
150,000	0.230%, 10/10/14	149,963
65,000	0.230%, 10/10/14	64,984
158,000	0.260%, 09/16/14	158,000
846,000	Credit Suisse AG, 0.245%, 09/23/14 (m)	846,000
395,000	Dexia Credit Local, 0.250%, 09/30/14	394,921
161,000	DG Bank AG, 0.310%, 02/13/15	161,000
	DZ Bank AG,
150,000	0.300%, 02/06/15	149,803
175,000	0.330%, 02/25/15	175,004
	HSBC Bank plc,
100,000	0.310%, 06/17/15	100,000
137,000	0.320%, 04/14/15	137,000
25,000	0.320%, 07/10/15	25,000
315,000	0.380%, 11/17/14	315,000
201,000	0.380%, 11/18/14	201,000
194,000	0.380%, 11/19/14	194,000
	Industrial & Commercial Bank of China Ltd.,
195,000	0.550%, 09/26/14	195,000
365,000	0.580%, 09/30/14	365,000
	ING Bank N.V.,
476,500	0.260%, 12/01/14	476,500
280,000	0.260%, 12/15/14	280,000
484,575	KBC Bank N.V., 0.130%, 09/04/14	484,575
	Landesbank Hessen-Thueringen Girozentrale,
152,000	0.130%, 09/03/14	152,000
250,000	0.130%, 09/09/14	250,000
100,000	0.130%, 09/10/14	100,000
	Mitsubishi UFJ Trust & Banking Corp.,
200,000	0.250%, 10/17/14	200,000
240,000	0.250%, 10/28/14	240,000
50,000	0.250%, 11/26/14	50,000
46,000	0.250%, 12/02/14	46,000
297,000	0.250%, 01/07/15	297,000
50,000	0.250%, 01/20/15	50,000
150,000	0.255%, 12/03/14	149,901
17,000	0.260%, 09/22/14	17,000
195,000	0.270%, 01/02/15	194,821
	Mizuho Bank Ltd.,
269,575	0.100%, 09/02/14	269,575
250,000	0.150%, 09/26/14	250,000
55,000	0.240%, 09/12/14	54,996
71,000	0.240%, 10/03/14	70,985
183,000	0.245%, 11/20/14	182,901
105,000	0.255%, 10/31/14	104,955

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
	Mizuho Corporate Bank Ltd.,
150,000	0.250%, 11/03/14	149,934
100,000	0.250%, 11/04/14	99,956
	National Australia Bank Ltd.,
400,000	0.210%, 09/10/14	399,979
610,000	0.210%, 09/15/14	609,950
206,000	0.210%, 09/17/14	205,981
700,000	0.210%, 01/13/15	700,000
531,000	0.235%, 09/22/14 (m)	531,000
565,000	0.245%, 04/09/15	565,017
260,000	National Bank of Canada, 0.257%, 09/29/14 (m)	260,000
	Natixis,
614,750	0.260%, 11/03/14	614,750
403,000	0.277%, 11/04/14	403,000
137,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15	136,572
	Nordea Bank Finland plc,
275,000	0.185%, 10/06/14	274,999
100,000	0.250%, 01/29/15	100,000
	Norinchukin Bank,
500,000	0.100%, 09/02/14	500,000
200,000	0.150%, 09/29/14	200,000
150,000	0.210%, 11/07/14	150,000
28,000	0.220%, 11/20/14	27,986
	Oversea-Chinese Banking Corp. Ltd.,
100,000	0.230%, 09/02/14	100,000
200,000	0.245%, 09/08/14	199,990
200,000	0.245%, 10/23/14	200,000
	Rabobank Nederland N.V.,
20,000	0.280%, 09/12/14	20,000
253,300	0.283%, 10/17/14	253,300
529,000	0.284%, 10/20/14	529,000
525,000	0.284%, 11/08/14	525,000
55,000	0.285%, 11/30/14	55,000
526,000	0.290%, 10/30/14	526,000
284,000	0.300%, 05/19/15	284,000
100,000	0.310%, 04/24/15	100,000
300,000	0.320%, 04/13/15	300,000
116,000	0.340%, 04/13/15	115,754
497,000	0.350%, 01/14/15	497,000
69,650	0.600%, 04/29/15 (m)	69,782
	Royal Bank of Canada,
130,000	0.255%, 09/21/14 (m)	130,000
85,000	0.260%, 09/02/14 (m)	85,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Shizuoka Bank,
100,000	0.150%, 09/05/14	100,000
100,000	0.230%, 09/11/14	100,000
	Skandinaviska Enskilda Banken AB,
23,500	0.230%, 12/23/14	23,499
125,000	0.260%, 02/25/15	125,000
450,000	Societe Generale S.A., 0.287%, 09/30/14	450,000
155,000	Standard Chartered plc, 0.320%, 02/27/15	154,754
	State Street Bank & Trust Co.,
280,000	0.200%, 09/08/14	280,000
280,000	0.230%, 12/09/14	280,000
	Sumitomo Mitsui Banking Corp.,
549,575	0.100%, 09/04/14	549,575
71,710	0.130%, 09/19/14	71,710
100,000	0.220%, 11/04/14	100,000
500,000	0.220%, 11/05/14	500,000
350,000	0.250%, 10/21/14	350,000
150,000	0.250%, 10/29/14	150,000
500,000	0.250%, 10/30/14	500,000
280,000	0.250%, 10/31/14	280,000
60,000	0.250%, 11/10/14	60,000
349,000	0.250%, 12/10/14	349,000
32,000	0.250%, 01/16/15	32,000
150,000	0.250%, 01/21/15	150,000
50,000	0.250%, 02/09/15	50,000
132,000	0.250%, 02/20/15	132,000
72,000	0.250%, 02/23/15	72,000
75,000	0.260%, 10/02/14	75,000
177,000	0.270%, 11/17/14	176,898
163,000	0.270%, 12/12/14	162,875
	Sumitomo Mitsui Trust Bank Ltd.,
125,000	0.230%, 10/31/14	124,952
85,000	0.235%, 09/05/14	84,998
125,000	0.235%, 09/08/14	124,994
132,000	0.240%, 10/03/14	131,972
125,000	0.240%, 10/10/14	124,968
185,000	0.240%, 10/17/14	184,943
	Toronto-Dominion Bank,
222,575	0.080%, 09/04/14	222,575
265,000	0.140%, 09/29/14	265,000
500,000	0.200%, 09/25/14	499,934
500,000	0.210%, 12/05/14	499,723
500,000	0.210%, 01/13/15	500,000
200,000	0.215%, 09/16/14	200,000
125,000	0.234%, 10/15/14	125,000
284,000	0.240%, 04/16/15	283,571

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
550,000	0.240%, 04/16/15	550,000
450,000	0.240%, 04/17/15	450,000
350,000	0.245%, 11/22/14	350,000
220,000	0.300%, 07/15/15	220,000
110,000	0.300%, 07/17/15	110,000
	Wells Fargo Bank N.A.,
665,000	0.225%, 09/15/14	665,000
494,400	0.230%, 09/05/14 (m)	494,400
281,000	0.250%, 09/12/14	281,000
500,000	0.252%, 09/17/14	500,000
	Westpac Banking Corp.,
100,000	0.320%, 10/09/14 (m)	100,000
185,000	0.330%, 08/27/15	185,000

	Total Certificates of Deposit (Cost $39,331,771)	39,331,771

Commercial Paper — 23.3% (n)
125,000	ABN Amro Funding USA LLC, 0.270%, 12/08/14 (e)	124,908
74,688	Albion Capital LLC, 0.160%, 09/26/14 (e)	74,680
	Antalis U.S. Funding Corp.,
50,000	0.230%, 09/05/14 (e)	49,999
120,000	0.230%, 09/08/14 (e)	119,995
134,000	0.230%, 10/02/14 (e)	133,973
48,000	0.230%, 10/14/14 (e)	47,987
68,500	ANZ New Zealand International Ltd., 0.205%, 10/30/14 (e)	68,477
	Apple, Inc.,
40,000	0.210%, 05/19/15 (e)	39,939
50,000	0.210%, 05/26/15 (e)	49,922
50,016	Aspen Funding Corp., 0.280%, 09/02/14 (e)	50,016
40,000	Atlantic Asset Securitization LLC, 0.220%, 11/12/14 (e)	39,982
659,400	Australia & New Zealand Banking Group Ltd., 0.332%, 11/27/14 (e)	659,400
	Bank Nederlandse Gemeenten N.V.,
200,000	0.210%, 11/17/14 (e)	199,910
163,000	0.210%, 02/18/15 (e)	162,838
82,000	0.215%, 03/03/15 (e)	81,910
150,000	0.220%, 12/01/14 (e)	149,917
130,000	0.220%, 02/26/15 (e)	129,859
100,000	0.235%, 09/05/14 (e)	99,997
125,000	0.255%, 10/20/14 (e)	124,957
100,000	0.255%, 10/21/14 (e)	99,965
80,000	0.255%, 10/22/14 (e)	79,971
50,000	0.255%, 10/24/14 (e)	49,981

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

103,000	0.281%, 06/30/15 (e)	102,758
149,750	0.281%, 08/25/15 (e)	149,333
	Banque et Caisse d’Epargne de l’Etat,
150,000	0.170%, 09/03/14	149,998
125,000	0.170%, 09/08/14	124,996
	Barclays Bank plc,
37,500	0.270%, 09/15/14 (e)	37,496
25,000	0.331%, 11/04/14 (e)	24,985
	Bedford Row Funding Corp.,
85,000	0.236%, 09/10/14 (e)	85,000
60,000	0.250%, 09/19/14 (e)	60,000
50,000	0.254%, 10/15/14 (e)	50,000
100,000	0.321%, 12/15/14 (e)	99,907
85,000	0.351%, 07/29/15 (e)	84,727
55,000	0.351%, 08/14/15 (e)	54,814
200,000	BPCE S.A., 0.210%, 10/10/14 (e)	199,954
	Caisse Centrale Desjardins,
125,000	0.190%, 10/28/14 (e)	124,963
88,000	0.200%, 10/30/14 (e)	87,971
	Caisse des Depots et Consignations,
25,000	0.200%, 09/18/14 (e)	24,998
85,000	0.200%, 11/18/14 (e)	84,963
19,000	0.200%, 11/26/14 (e)	18,991
196,050	0.200%, 12/05/14 (e)	195,947
150,000	0.200%, 12/17/14 (e)	149,911
154,000	0.210%, 12/18/14 (e)	153,903
150,000	0.210%, 02/06/15 (e)	149,862
100,000	0.210%, 02/09/15 (e)	99,906
80,000	0.215%, 02/17/15 (e)	79,919
145,000	0.220%, 02/18/15 (e)	144,849
71,500	Canadian Imperial Holdings, Inc., 0.220%, 02/10/15	71,429
28,000	CDP Financial, Inc., 0.190%, 09/23/14	27,997
	Commonwealth Bank of Australia,
175,000	0.225%, 09/29/14 (e)	175,000
44,000	0.225%, 09/25/14 (e) (m)	44,000
162,000	0.226%, 09/21/14 (e) (m)	161,998
100,000	0.230%, 09/22/14 (e) (m)	100,000
170,000	0.230%, 09/23/14 (e) (m)	169,999
200,000	0.235%, 11/24/14 (e)	199,996
100,000	0.235%, 09/28/14 (e)	99,995
183,000	0.235%, 09/28/14 (e)	183,000
150,000	0.237%, 09/03/14 (e)	150,000
250,000	0.240%, 09/10/14 (e)	250,000
150,000	0.240%, 09/10/14 (e)	150,000
45,000	0.240%, 09/10/14 (e)	45,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
150,000	0.241%, 09/16/14 (e)	150,000
150,000	0.241%, 09/16/14 (e)	150,000
100,000	0.241%, 10/02/14 (e)	100,000
150,000	0.242%, 09/20/14 (e)	150,000
485,000	0.243%, 10/28/14 (e)	485,000
150,000	0.244%, 10/11/14 (e)	150,000
250,000	0.248%, 09/02/14 (e)	250,000
	DBS Bank Ltd.,
21,000	0.230%, 09/10/14 (e)	20,999
63,000	0.240%, 10/14/14 (e)	62,982
50,000	0.242%, 11/21/14 (e)	50,002
38,565	0.245%, 11/21/14 (e)	38,544
100,000	0.261%, 01/21/15 (e)	99,897
100,000	0.261%, 06/03/15 (e)	99,801
85,000	0.266%, 04/20/15 (e)	84,856
53,000	0.271%, 01/30/15 (e)	52,940
100,000	0.271%, 03/23/15 (e)	99,848
100,000	0.271%, 04/01/15 (e)	99,841
276,000	Dexia Credit Local, 0.190%, 09/29/14	275,959
	Electricite de France S.A.,
52,340	0.210%, 12/11/14 (e)	52,309
110,000	0.260%, 01/05/15 (e)	109,900
	Erste Abwicklungsanstalt,
130,000	0.150%, 09/03/14 (e)	129,999
80,000	0.150%, 09/04/14 (e)	79,999
100,000	0.210%, 05/26/15 (e)	99,844
	Export Development Canada,
100,000	0.110%, 09/02/14	100,000
50,000	0.110%, 09/05/14	49,999
50,000	0.120%, 09/22/14	49,997
50,000	0.120%, 09/23/14	49,996
185,000	General Electric Capital Corp., 0.060%, 09/02/14	185,000
149,300	General Electric Co., 0.060%, 09/02/14	149,300
	Gotham Funding Corp.,
26,500	0.150%, 09/15/14 (e)	26,498
30,398	0.160%, 09/11/14 (e)	30,397
200,000	0.180%, 09/24/14 (e)	199,977
	HSBC Bank plc,
253,000	0.242%, 11/19/14 (e)	253,000
250,000	0.245%, 09/18/14 (e) (m)	250,000
	Kells Funding LLC,
150,000	0.196%, 09/13/14 (e)	149,999
60,000	0.230%, 11/03/14 (e)	59,976
85,000	0.230%, 11/04/14 (e)	84,965
99,500	0.233%, 10/16/14 (e)	99,499

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100,000	0.234%, 10/28/14 (e)	99,999
100,000	0.234%, 10/07/14 (e)	100,000
120,000	0.234%, 10/23/14 (e)	120,000
50,000	0.234%, 10/14/14 (e)	50,001
100,000	0.244%, 09/03/14 (e)	100,000
50,000	0.244%, 10/22/14 (e)	50,000
50,000	0.244%, 10/18/14 (e)	50,000
265,000	0.244%, 10/21/14 (e)	265,000
120,000	0.250%, 10/31/14 (e)	120,001
60,000	0.276%, 03/05/15 (e)	59,915
300,000	KFW, 0.143%, 09/03/14 (e)	299,998
51,000	Liberty Street Funding LLC, 0.180%, 09/05/14 (e)	50,999
	LMA Americas LLC,
100,000	0.220%, 09/15/14 (e)	99,992
87,000	0.230%, 10/08/14 (e)	86,979
25,000	0.230%, 10/10/14 (e)	24,994
	Macquarie Bank Ltd.,
100,000	0.200%, 09/09/14 (e)	99,996
40,000	0.230%, 11/10/14 (e)	39,982
49,000	0.230%, 11/14/14 (e)	48,977
35,000	0.230%, 11/20/14 (e)	34,982
70,000	0.230%, 11/24/14 (e)	69,962
35,000	Matchpoint Master Trust, Series A, 0.290%, 12/16/14 (e)	34,970
75,000	MetLife Short Term Funding LLC, 0.220%, 10/28/14 (e)	74,974
32,372	Mont Blanc Capital Corp., 0.230%, 10/09/14 (e)	32,364
	National Australia Funding Delaware, Inc.,
430,000	0.210%, 01/15/15 (e)	429,659
452,000	0.227%, 09/28/14 (e)	452,000
125,000	0.227%, 09/11/14 (e)	125,000
153,575	Natixis U.S. Finance Co. LLC, 0.058%, 09/02/14	153,575
	Nederlandse Waterschapsbank N.V.,
60,000	0.195%, 09/22/14 (e)	59,993
100,000	0.200%, 09/25/14 (e)	99,987
55,000	0.205%, 11/06/14 (e)	54,979
100,000	0.240%, 02/20/15 (e)	99,886
200,000	0.281%, 07/09/15 (e)	199,516
90,000	Newport Funding Corp., 0.351%, 10/14/14 (e)	89,962
	Nieuw Amsterdam Receivables Corp.,
97,000	0.180%, 09/12/14 (e)	96,994
151,928	0.180%, 09/17/14 (e)	151,916
100,000	0.190%, 10/28/14 (e)	99,970

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Nordea Bank AB,
200,000	0.210%, 11/14/14 (e)	199,913
197,280	0.220%, 10/16/14 (e)	197,226
70,000	Northern Pines Funding LLC, 0.380%, 10/03/14 (e)	69,976
	NRW Bank,
400,000	0.130%, 09/11/14 (e)	399,986
630,000	0.130%, 09/25/14 (e)	629,945
635,000	0.130%, 09/26/14 (e)	634,943
150,000	0.135%, 09/08/14	149,996
	Old Line Funding LLC,
40,000	0.210%, 12/03/14 (e)	39,978
105,156	0.210%, 12/08/14 (e)	105,096
	Oversea-Chinese Banking Corp. Ltd.,
20,000	0.230%, 09/10/14	19,999
200,000	0.240%, 12/01/14	199,879
	Private Export Funding Corp.,
61,900	0.260%, 02/06/15 (e)	61,830
20,000	0.261%, 02/27/15 (e)	19,974
50,000	0.261%, 04/10/15 (e)	49,920
50,000	0.261%, 05/05/15 (e)	49,911
33,000	0.261%, 05/12/15 (e)	32,940
44,000	0.271%, 12/12/14 (e)	43,966
40,000	0.271%, 01/02/15 (e)	39,963
9,400	Province of Ontario, 0.150%, 10/20/14	9,398
20,000	Rabobank U.S.A. Financial Corp., 0.210%, 10/01/14	19,996
	Regency Markets No. 1 LLC,
176,084	0.140%, 09/11/14 (e)	176,077
61,282	0.140%, 09/19/14 (e)	61,278
58,498	0.140%, 09/22/14 (e)	58,493
	Ridgefield Funding Co. LLC,
189,000	0.310%, 12/12/14 (e)	188,834
124,500	0.310%, 12/18/14 (e)	124,384
790,000	Royal Bank of Canada, 0.324%, 10/13/14 (e)	790,000
209,895	Societe Generale North America, Inc., 0.240%, 10/31/14	209,811
35,000	State Street Corp., 0.210%, 12/05/14	34,981
625,000	Sumitomo Mitsui Banking Corp., 0.090%, 09/05/14 (e)	624,994
	Toyota Credit Canada, Inc.,
20,000	0.271%, 01/05/15	19,981
50,000	0.271%, 01/06/15	49,952
	United Overseas Bank Ltd.,
38,000	0.240%, 10/14/14 (e)	37,989
50,000	0.240%, 10/28/14 (e)	49,981

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	0.244%, 10/10/14 (e)	150,000
45,000	0.250%, 01/09/15 (e)	44,959
100,000	0.260%, 11/19/14 (e)	99,943
99,300	0.261%, 11/25/14 (e)	99,239
90,000	0.281%, 02/09/15 (e)	89,887
75,000	0.291%, 03/13/15 (e)	74,884
137,000	0.291%, 04/09/15 (e)	136,757
	Versailles Commercial Paper LLC,
50,000	0.210%, 09/02/14 (e)	50,000
50,000	0.210%, 09/03/14 (e)	49,999
100,000	0.220%, 09/18/14 (e)	99,990
27,000	0.230%, 11/07/14 (e)	26,988
	Westpac Banking Corp.,
175,000	0.225%, 09/02/14 (e) (m)	175,000
150,000	0.225%, 09/24/14 (e) (m)	150,000
125,000	0.226%, 09/09/14 (e) (m)	125,000
150,000	0.226%, 09/19/14 (e)	149,993
260,000	0.227%, 09/11/14 (e)	260,000
60,000	0.227%, 09/14/14 (e)	60,000
300,000	0.230%, 09/30/14 (e)	300,000
175,000	0.237%, 09/15/14 (e)	175,000
304,700	0.242%, 11/19/14 (e)	304,700
200,000	0.242%, 11/20/14 (e)	200,000
950,000	0.244%, 10/25/14 (e)	950,000
360,000	0.250%, 11/06/14 (e)	360,000
110,000	0.306%, 09/26/14 (e) (m)	109,977
100,000	0.321%, 10/02/14 (e) (m)	99,972
124,700	0.331%, 08/21/15 (e)	124,295

	Total Commercial Paper (Cost $25,634,166)	25,634,166

Corporate Notes — 4.3%
	Financials — 4.3%
	Banks — 2.6%
75,000	Australia & New Zealand Banking Group Ltd., VAR, 0.437%, 11/15/14 (e)	75,100
100,000	Bank of America N.A., 0.250%, 12/05/14	100,000
	Bank of Nova Scotia,
15,000	1.850%, 01/12/15	15,085
112,105	3.400%, 01/22/15	113,474
	Commonwealth Bank of Australia,
29,700	0.244%, 09/19/14 (e)	29,699
325,000	1.421%, 09/16/14 (e)	328,066
	KFW,
74,200	0.140%, 09/02/14	74,196
300,000	0.190%, 06/10/15	299,924
120,000	1.000%, 01/12/15	120,343

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — continued
	Banks — continued
	National Australia Bank Ltd.,
16,300	1.600%, 08/07/15	16,491
36,099	2.000%, 03/09/15	36,411
4,000	VAR, 0.532%, 10/22/14 (e)	4,005
97,000	Nederlandse Waterschapsbank N.V.,
	1.250%, 10/20/14 (e)	97,129
30,000	Rabobank Nederland N.V., 1.875%, 12/15/14	30,127
	Royal Bank of Canada,
77,950	1.150%, 03/13/15	78,305
94,312	1.920%, 07/30/15	95,676
434,000	Svenska Handelsbanken AB, 0.305%, 09/21/14 (e)	434,000
785,000	Wells Fargo Bank N.A., 0.321%, 09/14/14	785,000
	Westpac Banking Corp.,
33,838	3.000%, 08/04/15	34,666
46,647	4.200%, 02/27/15	47,532

		2,815,229

	Capital Markets — 0.6%
628,000	ING Bank N.V., 0.224%, 09/28/14 (e)	628,000

	Supranational — 0.3%
	International Bank for Reconstruction & Development,
300,000	VAR, 0.110%, 09/25/14	299,978
92,913	VAR, 2.375%, 05/26/15	94,407

		394,385

	Insurance — 0.8%
	Metropolitan Life Global Funding I,
337,000	VAR, 0.464%, 10/09/14 (e)	337,000
525,650	VAR, 0.530%, 09/11/14 (e)	525,650

		862,650

	Total Financials	4,700,264

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
22,040	Takeda Pharmaceutical Co., Ltd., 1.031%, 03/17/15 (e)	22,126

	Total Corporate Notes (Cost $4,722,390)	4,722,390

Foreign Government Securities — 0.7%
	Export Development Canada,
100,000	0.130%, 09/02/14 (e) (m)	100,000
51,900	0.140%, 09/02/14 (e) (m)	51,898
100,000	0.140%, 09/02/14 (e) (m)	100,000
180,000	Series 144a, 0.140%, 09/02/14 (e) (m)	180,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	Kommunalbanken A.S., 0.375%, 04/10/15 (e) (m)	150,105
165,000	Municipality Finance plc, 0.210%, 08/05/15 (e) (m)	165,000

	Total Foreign Government Securities (Cost $747,003)	747,003

Repurchase Agreements — 5.6%
45,000	Citigroup Global Markets Holdings, Inc., 0.550%, dated 08/29/14, due 10/03/14, repurchase price $45,024, collateralized by Corporate Notes and Bonds, 0.000% - 5.631%, due 12/19/16 - 07/30/52, with value $48,178. (i)	45,000
175,000	Citigroup Global Markets Holdings, Inc., 0.550%, dated 08/29/14, due 10/03/14, repurchase price $175,094, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 09/23/14 - 11/30/56, Federal National Mortgage Association, 0.000%, due 01/25/43 and Sovereign Government Securities, 2.500% - 13.625%, due 10/08/14 - 04/30/43, with value $188,876. (i)	175,000
175,000	Citigroup Global Markets Holdings, Inc., 0.550%, dated 08/29/14, due 10/03/14, repurchase price $175,094, collateralized by Corporate Notes and Bonds, 0.000% - 7.020%, due 04/10/15 - 01/25/54, with value $187,771. (i)	175,000
500,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 11/14/14, repurchase price $500,684, collateralized by Corporate Notes and Bonds, 0.000% - 18.121%, due 10/01/28 - 02/10/51, with value $540,004. (i)	500,000
330,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 11/07/14, repurchase price $330,411, collateralized by Corporate Notes and Bonds, 0.000% - 6.920%, due 08/25/23 - 03/25/54, with value $356,403. (i)	330,000
217,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 11/25/14, repurchase price $217,339, collateralized by Corporate Notes and Bonds, 0.000% - 54.375%, due 05/23/17 - 06/15/49, with value $234,361. (i)	217,000
75,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 11/21/14, repurchase price $75,112, collateralized by Corporate Notes and Bonds, 0.406% - 27.347%, due 03/25/35 - 06/25/47, with value $81,000. (i)	75,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
400,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 10/08/14, repurchase price $400,284, collateralized by Corporate Notes and Bonds, 0.000% - 13.545%, due 10/27/16 - 05/25/54, with value $432,001. (i)	400,000
300,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 10/02/14, repurchase price $300,181, collateralized by Corporate Notes and Bonds, 0.000% - 9.758%, due 11/25/19 - 03/25/54, with value $324,003. (i)	300,000
300,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 10/22/14, repurchase price $300,288, collateralized by Corporate Notes and Bonds, 0.000% - 7.305%, due 03/20/18 - 07/31/40, with value $324,000. (i)	300,000

345,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 10/15/14, repurchase price $345,288, collateralized by Corporate Notes and Bonds, 1.656% - 8.000%, due 06/25/23 - 04/25/55, with value $372,601. (i)	345,000
445,000	Deutsche Bank Securities, Inc., 0.650%, dated 08/29/14, due 11/03/14, repurchase price $445,530, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 09/01/14 - 12/31/99 and Municipal Debt Securities, 0.000% - 5.500%, due 01/01/17 - 10/01/53, with value $467,250. (i)	445,000
400,000	Deutsche Bank Securities, Inc., 0.650%, dated 08/29/14, due 11/21/14, repurchase price $400,383, collateralized by Corporate Notes and Bonds, 0.000% - 14.750%, due 09/15/14 - 12/31/99 and Municipal Debt Securities, 0.000%, due 01/01/22, with value $420,000. (i)	400,000
30,000	HSBC Securities USA, Inc., 0.150%, dated 08/29/14, due 09/02/14, repurchase price $30,001, collateralized by Corporate Notes and Bonds, 3.500% - 5.750%, due 09/15/16 - 03/15/23, with value $32,400.	30,000
150,000	HSBC Securities USA, Inc., 0.300%, dated 08/29/14, due 09/02/14, repurchase price $150,005, collateralized by Corporate Notes and Bonds, 3.750% - 9.000%, due 06/01/17 - 12/31/99, with value $162,004.	150,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,020,000	Merrill Lynch PFS, Inc., 0.550%, dated 08/29/14, due 09/02/14, repurchase price $1,020,062, collateralized by Corporate Notes and Bonds, 0.000% - 19.099%, due 09/15/14 - 12/31/99 and Municipal Debt Securities, 9.250% - 10.000%, due 12/01/25 - 12/01/40, with value $1,071,065.	1,020,000
350,000	Merrill Lynch PFS, Inc., 0.700%, dated 08/29/14, due 10/03/14, repurchase price $350,238, collateralized by Corporate Notes and Bonds, 0.000% - 115.080%, due 12/15/14 - 12/29/99, with value $367,500. (i)	350,000
554,750	Merrill Lynch PFS, Inc., 0.750%, dated 08/29/14, due 10/03/14, repurchase price $555,155, collateralized by Corporate Notes and Bonds, 0.000% - 13.375%, due 02/01/16 - 07/25/60, with value $582,488. (i)	554,750
85,000	Royal Bank of Canada, 0.400%, dated 08/29/14, due 09/05/14, repurchase price $85,007, collateralized by Corporate Notes and Bonds, 0.000% - 12.750%, due 02/15/16 - 12/29/99, with value $91,800.	85,000

225,000	Royal Bank of Canada, 0.400%, dated 08/29/14, due 09/05/14, repurchase price $225,018, collateralized by Corporate Notes and Bonds, 0.000% - 14.750%, due 01/15/16 - 10/02/43, with value $243,000.	225,000

	Total Repurchase Agreements (Cost $6,121,750)	6,121,750

Time Deposits — 26.9%
299,575	Bank of Montreal, 0.080%, 09/04/14	299,575
	Bank of New York Mellon Corp.,
750,000	0.050%, 09/02/14	750,000
500,000	0.050%, 09/02/14	500,000
1,097,107	0.050%, 09/02/14	1,097,107
600,000	0.050%, 09/02/14	600,000
1,000,000	0.050%, 09/02/14	1,000,000
782,575	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 09/02/14	782,575
335,815	Barclays Bank plc, 0.090%, 09/02/14	335,815
250,000	China Construction Bank Corp., 0.200%, 09/02/14	250,000
945,000	Citibank N.A., 0.110%, 09/03/14	945,000
	Credit Agricole Corporate and Investment Bank,
300,000	0.090%, 09/02/14	300,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
215,443	0.090%, 09/02/14	215,443
509,575	0.090%, 09/02/14	509,575
	Credit Industriel et Commercial,
950,000	0.100%, 09/02/14	950,000
264,575	0.100%, 09/02/14	264,575
310,000	DBS Bank Ltd., 0.090%, 09/03/14	310,000
	DNB Bank ASA,
486,205	0.030%, 09/02/14	486,205
2,100,000	0.050%, 09/02/14	2,100,000
504,575	DZ Bank AG, 0.100%, 09/02/14	504,575
	ING Bank N.V.,
355,875	0.100%, 09/03/14	355,875
745,000	KBC Bank N.V., 0.100%, 09/02/14	745,000
	Lloyds Bank plc,
700,000	0.050%, 09/02/14	700,000
1,399,575	0.070%, 09/02/14	1,399,575
	National Australia Bank Ltd.,
375,575	0.070%, 09/02/14	375,575
139,865	0.070%, 09/02/14	139,865
	Natixis S.A.,
500,000	0.060%, 09/02/14	500,000
1,005,000	0.100%, 09/02/14	1,005,000
	Nordea Bank Finland plc,
2,150,000	0.050%, 09/02/14	2,150,000
1,000,000	0.050%, 09/02/14	1,000,000
	Rabobank Nederland N.V.,
375,000	0.080%, 09/02/14	375,000
825,000	0.100%, 09/02/14	825,000
	Skandinaviska Enskilda Banken AB,
206,024	0.050%, 09/02/14	206,024
1,424,575	0.050%, 09/02/14	1,424,575
750,000	0.050%, 09/02/14	750,000
574,575	Standard Chartered plc, 0.060%, 09/02/14	574,575
1,849,575	Svenska Handelsbanken AB, 0.050%, 09/02/14	1,849,575
	Swedbank AB,
1,000,000	0.050%, 09/02/14	1,000,000
2,000,000	0.090%, 09/02/14	2,000,000

	Total Time Deposits (Cost $29,576,084)	29,576,084

U.S. Government Agency Securities — 2.8%
	Federal Farm Credit Bank,
140,000	0.100%, 10/22/14 (m)	139,980
25,000	0.100%, 09/11/14 (m)	24,999
75,000	0.160%, 02/19/15 (m)	74,998

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank,
165,050	0.090%, 09/05/14 (m)	165,050
150,000	0.090%, 09/10/14 (m)	150,000
100,000	0.090%, 09/19/14 (m)	99,999
250,000	0.090%, 09/24/14 (m)	249,997
60,000	0.100%, 09/17/14 (m)	60,000
207,000	0.125%, 09/03/14 (m)	206,999
235,000	0.125%, 01/29/15 (m)	234,950
242,000	0.125%, 02/03/15 (m)	241,946
283,000	0.180%, 07/16/15 (m)	282,969
23,000	0.198%, 08/18/15 (m)	22,999
210,000	0.200%, 08/28/15 (m)	209,959
	Federal Home Loan Mortgage Corp.,
250,000	0.100%, 10/09/14 (m)	249,974
175,000	0.100%, 10/22/14 (m)	174,975
49,500	0.165%, 02/09/15 (m)	49,464
5,000	0.170%, 01/06/15 (m)	4,997
11,262	0.625%, 12/29/14 (m)	11,279
26,412	0.750%, 11/25/14 (m)	26,451
	Federal National Mortgage Association,
45,750	0.140%, 06/01/15 (m)	45,702
47,714	0.500%, 07/02/15 (m)	47,856
303,400	VAR, 0.137%, 09/11/14 (m)	303,398

	Total U.S. Government Agency Securities (Cost $3,078,941)	3,078,941

U.S. Treasury Obligations — 0.6%
	U.S. Treasury Notes — 0.6%
290,000	0.250%, 07/15/15 (m)	290,239
310,000	2.375%, 10/31/14 (m)	311,154

	Total U.S. Treasury Obligations (Cost $601,393)	601,393

Weekly Demand Note — 0.0% (g)
	New Jersey — 0.0% (g)
34,000	Jets Stadium Development LLC, LOC: Sumitomo Mitsui Banking, 0.110%, 09/08/14 (e) (Cost $34,000)	34,000

	Total Investments — 100.0% (Cost $109,847,498)*	109,847,498
	Other Assets in Excess of Liabilities — 0.0% (g)	7,006

	NET ASSETS — 100.0%	$109,854,504

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 42.7%
	Bank of China Ltd.,
99,500	0.694%, 11/14/14	99,358
100,000	0.795%, 09/29/14	99,938
	Bank of Nova Scotia,
125,000	0.250%, 01/26/15	125,000
50,000	0.260%, 03/26/15	50,000
50,000	0.266%, 09/19/14 (m)	50,000
53,000	0.316%, 09/02/14 (m)	53,000
55,000	0.317%, 09/10/14 (m)	55,000
100,000	0.330%, 08/18/15	100,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
42,000	0.240%, 11/19/14	42,000
10,000	0.250%, 02/19/15	10,000
35,000	0.260%, 02/19/15	34,957
30,000	0.310%, 12/09/14	29,974
125,000	Banque Federative du Credit Mutuel S.A., 0.270%, 09/18/14	125,000
110,000	Canadian Imperial Bank of Commerce, 0.245%, 09/14/14 (m)	110,000
51,000	China Construction Bank Corp., 0.790%, 10/17/14	50,949
40,000	Commonwealth Bank of Australia, 0.240%, 02/19/15	39,955
120,000	Credit Suisse AG, 0.245%, 09/23/14 (m)	120,000
	Deutsche Bank AG,
53,000	0.290%, 10/17/14	53,000
150,000	0.290%, 10/20/14	150,000
	DZ Bank AG,
97,000	0.290%, 12/04/14	96,927
55,000	0.290%, 02/05/15	54,931
40,000	0.300%, 02/09/15	39,946
100,000	0.300%, 02/12/15	99,863
200,000	0.324%, 02/17/15	199,700
	HSBC Bank plc,
35,000	0.310%, 06/17/15	35,000
92,000	0.350%, 01/16/15	92,000
15,000	0.380%, 11/17/14 (m)	15,000
34,000	0.380%, 11/18/14 (m)	34,000
30,000	0.380%, 11/19/14 (m)	30,000
	Industrial & Commercial Bank of China Ltd.,
100,000	0.550%, 09/26/14	100,000
34,000	0.550%, 10/31/14	34,000
125,000	0.580%, 10/23/14	124,895
	ING Bank N.V.,
200,000	0.250%, 09/29/14	200,000
101,000	0.260%, 12/11/14	101,000
100,000	0.260%, 12/15/14	100,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	KBC Bank N.V.,
85,000	0.130%, 09/04/14	85,000
250,000	0.240%, 10/31/14	249,900
23,000	Landesbank Hessen-Thueringen Girozentrale, 0.130%, 09/03/14	23,000
	Mitsubishi UFJ Trust & Banking Corp.,
100,000	0.250%, 10/15/14	100,000
10,000	0.250%, 10/28/14	10,000
36,000	0.250%, 11/03/14	36,000
125,000	0.250%, 11/26/14	125,000
90,000	0.250%, 12/02/14	90,000
101,000	0.260%, 09/22/14	101,000
210,000	0.270%, 09/03/14	210,000
	Mizuho Bank Ltd.,
80,000	0.100%, 09/02/14	80,000
75,000	0.240%, 09/23/14	74,989
20,000	0.240%, 10/28/14	19,993
75,000	0.245%, 11/20/14	74,959
150,000	0.250%, 11/13/14	149,924
72,000	National Australia Bank Ltd., 0.235%, 09/22/14 (m)	72,000
36,000	National Bank of Canada, 0.257%, 09/29/14 (m)	36,000
67,000	Natixis, 0.277%, 11/04/14	67,000
22,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15	21,931
	Norinchukin Bank,
100,000	0.100%, 09/02/14	100,000
43,575	0.100%, 09/04/14	43,575
60,000	0.220%, 11/20/14	59,971
	Rabobank Nederland N.V.,
32,000	0.283%, 10/17/14	32,000
74,000	0.284%, 10/20/14 (m)	74,000
150,000	0.285%, 11/22/14	150,000
75,000	0.290%, 10/30/14 (m)	75,000
46,000	0.300%, 05/19/15	46,000
150,000	0.310%, 04/24/15	150,000
75,000	0.350%, 01/14/15 (m)	75,000
	Royal Bank of Canada,
150,000	0.236%, 09/13/14	150,000
20,000	0.255%, 09/21/14 (m)	20,000
15,000	0.260%, 09/02/14 (m)	15,000
175,000	Skandinaviska Enskilda Banken AB, 0.260%, 02/25/15	175,000
65,000	Societe Generale S.A., 0.287%, 09/30/14	65,000
	Standard Chartered plc,
60,000	0.320%, 02/27/15	59,905

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
125,000	0.330%, 02/23/15	124,800
	Sumitomo Mitsui Banking Corp.,
40,000	0.244%, 10/09/14	40,000
20,000	0.250%, 10/17/14	20,000
100,000	0.250%, 10/21/14	100,000
50,000	0.250%, 10/29/14	50,000
10,000	0.250%, 10/31/14	10,000
85,000	0.250%, 11/10/14	85,000
100,000	0.250%, 02/13/15	100,000
125,000	0.250%, 02/17/15	125,000
32,000	0.250%, 02/20/15	32,000
75,000	0.260%, 10/02/14	75,000
60,000	0.270%, 11/17/14	59,965
70,000	Sumitomo Mitsui Trust Bank Ltd., 0.230%, 09/16/14	69,993
67,000	Swedbank AB, 0.260%, 11/10/14	67,000
	Toronto-Dominion Bank,
50,000	0.140%, 09/29/14	50,000
40,000	0.210%, 12/08/14	39,977
30,000	0.215%, 09/16/14	30,000
21,000	0.300%, 07/15/15	21,000
45,000	0.300%, 07/17/15	45,000
	UBS AG,
125,000	0.270%, 01/20/15	125,000
150,000	0.270%, 02/12/15	150,000
250,000	0.280%, 02/26/15	250,000
	Wells Fargo Bank N.A.,
50,000	0.225%, 09/15/14 (m)	50,000
70,000	0.230%, 09/05/14 (m)	70,000
50,000	0.232%, 09/16/14 (m)	50,000
75,000	0.260%, 09/02/14	75,000
15,000	Westpac Banking Corp., 0.330%, 08/27/15	15,000

	Total Certificates of Deposit (Cost $7,602,275)	7,602,275

Commercial Paper — 20.4% (n)
50,000	ABN Amro Funding USA LLC, 0.230%, 09/12/14 (e)	49,996
	Antalis U.S. Funding Corp.,
20,000	0.210%, 11/12/14 (e)	19,992
60,000	0.230%, 09/08/14 (e)	59,997
30,000	Aspen Funding Corp., 0.350%, 11/26/14 (e)	29,975
250,000	Australia & New Zealand Banking Group Ltd., 0.332%, 11/27/14 (e)	250,000
	Bank Nederlandse Gemeenten N.V.,
75,000	0.255%, 10/20/14 (e)	74,974
45,000	0.255%, 10/22/14 (e)	44,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	0.255%, 10/24/14 (e)	49,981
25,000	Banque et Caisse d’Epargne de l’Etat, 0.230%, 03/05/15 (e)	24,970
50,000	Barclays Bank plc, 0.270%, 09/15/14 (e)	49,995
145,000	Barclays U.S. Funding Corp., 0.300%, 09/16/14	144,982
90,000	Barclays U.S. Funding LLC, 0.300%, 09/10/14	89,993
10,000	Caisse des Depots et Consignations, 0.200%, 12/05/14 (e)	9,995
	Commonwealth Bank of Australia,
50,000	0.225%, 09/22/14 (e) (m)	50,000
25,000	0.225%, 09/29/14 (e) (m)	25,000
20,000	0.225%, 09/25/14 (e) (m)	20,000
16,000	0.226%, 09/21/14 (e) (m)	16,000
30,000	0.230%, 09/23/14 (e) (m)	30,000
20,000	0.235%, 09/28/14 (e)	20,000
25,000	0.242%, 09/20/14 (e)	25,000
100,000	0.243%, 10/28/14 (e)	100,000
45,000	0.245%, 09/02/14 (e)	45,000
100,000	CRC Funding LLC, 0.235%, 09/22/14 (e)	99,986
15,000	Credit Agricole North America, Inc., 0.240%, 11/14/14	14,993
	DBS Bank Ltd.,
10,000	0.245%, 11/21/14 (e)	9,994
50,000	0.261%, 01/21/15 (e)	49,949
15,000	0.266%, 04/20/15 (e)	14,975
3,500	Export Development Canada, 0.135%, 10/01/14	3,500
25,000	Fairway Finance LLC, 0.210%, 11/03/14 (e)	24,991
125,000	General Electric Capital Corp., 0.230%, 02/11/15	124,870
	HSBC Bank plc,
25,000	0.236%, 09/03/14 (e) (m)	25,000
42,000	0.242%, 11/19/14 (e)	42,000
50,000	0.245%, 09/18/14 (e) (m)	50,000
	Kells Funding LLC,
70,000	0.234%, 10/17/14 (e) (m)	70,000
10,000	0.234%, 10/23/14 (e) (m)	10,000
40,000	0.234%, 10/15/14 (e) (m)	40,000
40,000	0.244%, 10/21/14 (e)	40,000
75,000	0.244%, 10/23/14 (e)	75,000
40,000	0.250%, 10/31/14 (e)	40,000
25,000	0.250%, 11/03/14 (e)	25,000
15,000	0.276%, 03/05/15	14,979
	LMA Americas LLC,
114,000	0.220%, 09/15/14 (e)	113,990

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
30,000	0.250%, 11/19/14 (e)	29,984
	Macquarie Bank Ltd.,
30,000	0.230%, 11/14/14 (e)	29,986
38,075	0.230%, 11/21/14 (e)	38,055
100,000	0.230%, 11/25/14 (e)	99,946
25,000	MetLife Short Term Funding LLC, 0.220%, 10/28/14 (e)	24,991
10,000	National Australia Funding Delaware, Inc., 0.210%, 01/15/15 (e)	9,992
	Natixis U.S. Finance Co. LLC,
110,000	0.260%, 11/03/14	109,950
126,000	0.260%, 12/01/14	125,917
100,000	NRW Bank, 0.130%, 09/25/14 (e)	99,991
10,000	Old Line Funding LLC, 0.210%, 12/03/14 (e)	9,995
4,500	Private Export Funding Corp., 0.271%, 12/05/14 (e)	4,497
	Regency Markets No. 1 LLC,
61,025	0.140%, 09/09/14 (e)	61,023
40,000	0.140%, 09/11/14 (e)	39,998
	Ridgefield Funding Co. LLC,
35,000	0.300%, 10/08/14 (e)	34,989
30,000	0.310%, 12/18/14 (e)	29,972
85,000	Royal Bank of Canada, 0.324%, 10/13/14 (e)	85,000
40,000	Skandinaviska Enskilda Banken AB, 0.245%, 01/14/15 (e)	39,963
75,000	Societe Generale North America, Inc., 0.240%, 10/31/14	74,970
50,000	Suncorp-Metway Ltd., 0.231%, 11/12/14 (e)	49,975
90,000	Swedbank AB, 0.255%, 09/22/14	89,987
	United Overseas Bank Ltd.,
10,000	0.240%, 10/14/14 (e)	9,997
10,000	0.250%, 01/09/15 (e)	9,991
10,000	0.281%, 02/09/15 (e)	9,988
25,000	0.291%, 03/13/15 (e)	24,961
	Westpac Banking Corp.,
25,000	0.225%, 09/02/14 (e) (m)	25,000
85,000	0.225%, 09/24/14 (e) (m)	85,000
50,000	0.227%, 09/11/14 (e)	50,000
25,000	0.237%, 09/15/14 (e)	24,998
50,000	0.242%, 11/19/14 (e)	50,000
25,000	0.242%, 11/20/14 (e)	25,000
50,000	0.244%, 10/25/14 (e)	50,000
18,000	0.306%, 09/26/14 (e) (m)	17,996
50,000	0.331%, 08/21/15 (e)	49,838

	Total Commercial Paper (Cost $3,642,011)	3,642,011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — 2.5%
	Financials — 2.5%
	Banks — 1.3%
50,000	Svenska Handelsbanken AB, 0.305%, 09/21/14 (e)	50,000
185,000	Wells Fargo Bank N.A., 0.321%, 09/14/14	185,000

		235,000

	Capital Markets — 0.6%
100,000	ING Bank N.V., 0.224%, 09/28/14 (e)	100,000

	Insurance — 0.6%
35,000	Berkshire Hathaway, Inc., 3.200%, 02/11/15	35,456
	Metropolitan Life Global Funding I,
35,000	0.464%, 10/09/14 (e)	35,000
47,000	0.530%, 09/11/14 (e)	47,000

		117,456

	Total Corporate Notes (Cost $452,456)	452,456

Foreign Government Securities — 0.3%
	Export Development Canada,
13,000	0.130%, 09/02/14 (e) (m)	13,000
35,000	0.140%, 09/02/14 (e) (m)	35,000

	Total Foreign Government Securities (Cost $48,000)	48,000

Repurchase Agreements — 5.2%
25,000	Citigroup Global Markets Holdings, Inc., 0.550%, dated 08/29/14, due 10/03/14, repurchase price $25,013, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 09/25/14 - 12/29/99, Federal National Mortgage Association, 0.000% - 7.750%, due 08/25/22 - 01/25/43, Federal Home Loan Mortgage Corporation., 0.000% - 7.950%, dated 01/15/21 - 07/15/21 and Soverign Government Securities, 0.000% - 9.995%, due 08/01/20 - 04/30/44, with value $26,979. (i)	25,000
25,000	Citigroup Global Markets Holdings, Inc., 0.550%, dated 08/29/14, due 10/03/14, repurchase price $25,013, collateralized by Corporate Notes and Bonds, 0.000% - 3.866%, due 03/23/23 - 04/22/46, with value $26,797. (i)	25,000
140,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 11/21/14, repurchase price $140,209, collateralized by Corporate Notes and Bonds, 0.315% - 6.634%, due 06/25/34 - 11/15/48, with value $151,200. (i)	140,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
35,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 11/25/14, repurchase price $35,055, collateralized by Corporate Notes and Bonds, 0.335% - 0.655%, due 04/25/36 - 10/25/36, with value $37,801. (i)	35,000
155,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 10/15/14, repurchase price $155,130, collateralized by Corporate Notes and Bonds, 0.325% - 6.277%, due 04/15/17 - 06/12/50, with value $167,400. (i)	155,000
100,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 11/07/14, repurchase price $100,124, collateralized by Corporate Notes and Bonds, 0.505% - 6.500%, due 11/25/34 - 12/25/46, with value $108,002. (i)	100,000
55,000	Deutsche Bank Securities, Inc., 0.650%, dated 08/29/14, due 11/03/14, repurchase price $55,066, collateralized by Corporate Notes and Bonds, 2.375% - 9.125%, due 01/16/18 - 12/16/44 and Municipal Debt Securities, 5.500%, due 08/01/22, with a value of $57,750. (i)	55,000
55,000	Deutsche Bank Securities, Inc., 0.650%, dated 08/29/14, due 10/21/14, repurchase price $55,053, collateralized by Corporate Notes and Bonds, 0.000% - 6.500%, due 11/07/30 - 05/15/67, with a value of $57,750. (i)	55,000
15,000	HSBC Securities USA, Inc., 0.300%, dated 08/29/14, due 09/02/14, repurchase price $15,001, collateralized by Corporate Notes and Bonds, 5.250% - 5.375%, due 02/01/21 - 03/15/21, with a value of $16,201.	15,000
224,900	Merrill Lynch PFS, Inc., 0.550%, dated 08/29/14, due 09/02/14, repurchase price $224,914, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 09/15/14 - 06/25/58 and Municipal Debt Securities, 0.000%, due 06/15/50, with a value of $236,145.	224,900
50,000	Merrill Lynch PFS, Inc., 0.700%, dated 08/29/14, due 10/03/14, repurchase price $50,034, collateralized by Corporate Notes and Bonds, 0.000% - 11.500%, due 12/15/17 - 01/05/47, with a value of $52,500. (i)	50,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15,000	Royal Bank of Canada, 0.400%, dated 08/29/14, due 09/05/14, repurchase price $15,001, collateralized by Corporate Notes and Bonds, 6.875% - 8.910%, due 10/15/17 - 04/15/40, with a value of $16,200.	15,000
25,000	Royal Bank of Canada, 0.400%, dated 08/29/14, due 09/05/14, repurchase price $25,002, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 04/01/16 - 03/15/42, with a value of $27,000.	25,000

	Total Repurchase Agreements (Cost $919,900)	919,900

Time Deposits — 27.6%
125,000	Bank of Montreal, 0.080%, 09/04/14	125,000
400,000	Bank of New York Mellon Corp., 0.050%, 09/02/14	400,000
50,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 09/02/14	50,000
150,000	Barclays Bank plc, 0.090%, 09/02/14	150,000
50,000	China Construction Bank Corp., 0.200%, 09/02/14	50,000
155,000	Citibank N.A., 0.110%, 09/03/14	155,000
	Credit Agricole Corporate and Investment Bank,
278,209	0.090%, 09/02/14	278,209
250,000	0.090%, 09/02/14	250,000
400,000	Credit Industriel et Commercial, 0.100%, 09/02/14	400,000
50,000	DBS Bank Ltd., 0.090%, 09/03/14	50,000
500,000	DNB Bank ASA, 0.050%, 09/02/14	500,000
85,000	DZ Bank AG, 0.100%, 09/02/14	85,000
60,000	ING Bank N.V., 0.100%, 09/03/14	60,000
350,000	KBC Bank N.V., 0.100%, 09/02/14	350,000
100,000	Landesbank Hessen-Thueringen Girozentrale, 0.060%, 09/02/14	100,000
240,000	Lloyds Bank plc, 0.070%, 09/02/14	240,000
	National Australia Bank Ltd.,
550,000	0.070%, 09/02/14	550,000
219,288	0.070%, 09/02/14	219,288
165,000	Natixis S.A., 0.100%, 09/02/14	165,000
225,000	Rabobank Nederland N.V., 0.100%, 09/02/14	225,000
293,976	Skandinaviska Enskilda Banken AB, 0.050%, 09/02/14	293,976
225,000	Standard Chartered plc, 0.060%, 09/02/14	225,000

	Total Time Deposits (Cost $4,921,473)	4,921,473

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 0.9%
	Federal Farm Credit Bank,
50,000	0.100%, 10/20/14 (m)	49,993
26,800	0.160%, 02/19/15 (m)	26,799
	Federal Home Loan Bank,
12,000	0.125%, 09/03/14 (m)	12,000
35,000	0.125%, 01/29/15 (m)	34,993
33,200	Federal National Mortgage Association, VAR, 0.137%, 09/11/14 (m)	33,200

	Total U.S. Government Agency Securities (Cost $156,985)	156,985

U.S. Treasury Obligation — 0.4%
	U.S. Treasury Note — 0.4%
65,000	0.250%, 07/15/15 (m) (Cost $65,053)	65,053

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Note — 0.0% (g)
	New Jersey — 0.0% (g)
6,000	Jets Stadium Development LLC, LOC: Sumitomo Mitsui Banking, 0.110%, 09/08/14 (e) (Cost $6,000)	6,000

	Total Investments — 100.0% (Cost $17,814,153)*	17,814,153
	Liabilities in Excess of Other Assets — 0.0% (g)	(341)

	NET ASSETS — 100.0%	$17,813,812

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 69.4%
	Federal Farm Credit Bank — 2.3%
28,500	DN, 0.110%, 11/13/14 (n)	28,494
220,000	DN, 0.120%, 09/02/14 (m) (n)	219,999
25,000	VAR, 0.096%, 09/20/14	24,998
62,000	VAR, 0.101%, 09/02/14	62,000
75,000	VAR, 0.120%, 09/30/14	74,995
160,000	VAR, 0.125%, 09/30/14	159,988
190,000	VAR, 0.127%, 09/06/14	189,930
265,000	VAR, 0.135%, 09/18/14	264,963
50,000	VAR, 0.146%, 09/03/14 (m)	50,005
125,000	VAR, 0.155%, 09/18/14	125,030

		1,200,402

	Federal Home Loan Bank — 33.2%
248,550	0.080%, 10/10/14	248,548
213,000	0.080%, 10/16/14	212,997
110,000	0.080%, 10/24/14	109,999
210,000	0.080%, 10/24/14	209,997
225,000	0.090%, 01/23/15	224,985
170,000	0.090%, 02/02/15	169,977
225,000	0.100%, 09/26/14	225,000
250,000	0.100%, 02/12/15	249,975
174,000	0.125%, 04/10/15	173,977
70,000	0.125%, 04/14/15	69,993
250,000	0.130%, 04/14/15	249,982
155,000	0.180%, 07/16/15	154,983
79,000	0.190%, 09/01/15	78,990
242,000	0.200%, 07/17/15	242,000
105,000	0.200%, 08/12/15	104,987
200,000	0.200%, 08/17/15	200,000
1,507,150	DN, 0.000%, 11/07/14 (n)	1,506,912
630,000	DN, 0.000%, 02/13/15 (n)	629,711
414,000	DN, 0.050%, 09/24/14 (n)	413,987
100,000	DN, 0.060%, 09/04/14 (n)	99,999
466,000	DN, 0.060%, 09/19/14 (n)	465,986
486,000	DN, 0.065%, 09/26/14 (m) (n)	485,978
2,062,500	DN, 0.065%, 10/22/14 (n)	2,062,310
2,050,000	DN, 0.074%, 11/19/14 (n)	2,049,665
2,318,000	DN, 0.078%, 10/01/14 (m) (n)	2,317,849
594,000	DN, 0.079%, 10/10/14 (n)	593,949
150,000	DN, 0.080%, 11/12/14 (n)	149,976
880,000	DN, 0.084%, 09/05/14 (n)	879,992
602,670	DN, 0.084%, 11/05/14 (n)	602,579
1,000,000	DN, 0.093%, 10/24/14 (n)	999,863
388,000	VAR, 0.106%, 09/05/14	388,002
117,000	VAR, 0.106%, 09/20/14	117,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
200,000	VAR, 0.107%, 09/11/14 (m)	200,000
170,000	VAR, 0.110%, 09/17/14	169,966
230,000	VAR, 0.111%, 09/05/14	229,948
250,000	VAR, 0.145%, 09/15/14 (m)	249,982

		17,540,046

	Federal Home Loan Mortgage Corp. — 21.1%
50,000	0.500%, 09/19/14 (m)	50,009
987,000	DN, 0.065%, 09/03/14 (n)	986,996
658,000	DN, 0.065%, 10/15/14 (n)	657,948
500,000	DN, 0.075%, 10/29/14 (n)	499,940
500,000	DN, 0.075%, 10/30/14 (n)	499,939
345,000	DN, 0.075%, 11/14/14 (n)	344,947
208,500	DN, 0.080%, 11/19/14 (n)	208,463
250,000	DN, 0.080%, 11/21/14 (n)	249,955
500,000	DN, 0.080%, 12/11/14 (n)	499,888
500,000	DN, 0.080%, 12/12/14 (n)	499,887
150,000	DN, 0.090%, 12/10/14 (n)	149,963
500,000	DN, 0.090%, 01/23/15 (n)	499,820
500,000	DN, 0.090%, 02/03/15 (n)	499,806
100,000	DN, 0.090%, 02/10/15 (n)	99,959
905,000	DN, 0.095%, 02/12/15 (n)	904,608
500,000	DN, 0.095%, 02/18/15 (n)	499,776
597,700	DN, 0.095%, 02/24/15 (n)	597,422
185,000	DN, 0.100%, 09/04/14 (n)	184,998
159,000	DN, 0.100%, 09/05/14 (n)	158,998
500,000	DN, 0.100%, 10/08/14 (n)	499,949
250,000	DN, 0.100%, 10/09/14 (n)	249,974
250,000	DN, 0.100%, 10/21/14 (n)	249,965
910,000	DN, 0.100%, 03/20/15 (n)	909,494
90,000	DN, 0.140%, 10/02/14 (m) (n)	89,989
465,000	VAR, 0.135%, 09/16/14 (m)	464,894
369,000	VAR, 0.145%, 09/25/14 (m)	369,000
250,000	VAR, 0.145%, 09/26/14	250,074

		11,176,661

	Federal National Mortgage Association — 12.8%
450,931	4.625%, 10/15/14 (m)	453,372
500,000	DN, 0.060%, 09/04/14 (n)	499,997
500,000	DN, 0.060%, 09/05/14 (n)	499,997
241,300	DN, 0.060%, 09/22/14 (n)	241,292
500,000	DN, 0.060%, 10/03/14 (n)	499,973
500,000	DN, 0.060%, 10/06/14 (n)	499,971
400,000	DN, 0.075%, 12/15/14 (n)	399,912
250,000	DN, 0.090%, 12/01/14 (n)	249,943
1,000,000	DN, 0.090%, 01/05/15 (n)	999,685

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal National Mortgage Association — continued
500,000	DN, 0.090%, 01/06/15 (n)	499,841
930,000	DN, 0.110%, 03/02/15 (n)	929,483
250,000	VAR, 0.126%, 09/05/14	250,024
445,000	VAR, 0.137%, 09/11/14 (m)	445,003
270,500	VAR, 0.146%, 09/21/14	270,595

		6,739,088

	Total U.S. Government Agency Securities (Cost $36,656,197)	36,656,197

U.S. Treasury Obligations — 3.5%
	U.S. Treasury Bill — 0.2%
100,000	0.108%, 07/23/15 (n)	99,903

	U.S. Treasury Notes — 3.3%
1,000,000	0.250%, 09/15/14 (m)	1,000,060
346,000	0.250%, 01/15/15 (m)	346,153
200,000	0.500%, 10/15/14 (m)	200,097
225,000	2.375%, 09/30/14 (m)	225,395

		1,771,705

	Total U.S. Treasury Obligations (Cost $1,871,608)	1,871,608

Repurchase Agreements — 27.1%
200,000	Bank of Nova Scotia, 0.060%, dated 08/29/14, due 09/02/14, repurchase price $200,001, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 5.000%, due 05/01/34 - 09/01/42, Federal National Mortgage Association, 3.105% - 4.500%, due 12/01/25 - 06/01/44 and U.S. Treasury Securities, 3.250%, due 05/31/16, with a value of $204,000.	200,000
400,000	Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent, 0.06%, due 09/02/14, repurchase price $400,003. †	400,000
197,517	Citigroup Global Markets Holdings, Inc., 0.060%, dated 08/29/14, due 09/02/14, repurchase price $197,518, collateralized by U.S. Treasury Securities, 0.625%, due 08/31/17, with a value of $201,467.	197,517
85,838	Deutsche Bank Securities, Inc., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $85,838, collateralized by U.S. Treasury Securities, 4.500%, due 02/15/36, with a value of $87,555.	85,838

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,500,000	Deutsche Bank Securities, Inc., 0.060%, dated 08/29/14, due 09/02/14, repurchase price $1,500,010, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 18.145%, due 01/15/33 - 08/15/44, Federal National Mortgage Association, 4.210% - 23.700%, due 02/25/17 - 06/25/44 and Government National Mortgage Association, 0.000% - 6.625%, due 07/20/38 - 01/16/55, with a value of $1,545,000.	1,500,000
500,000	Deutsche Bank Securities, Inc., 0.070%, dated 08/29/14, due 09/05/14, repurchase price $500,007, collateralized by Federal Home Loan Mortgage Corporation, 6.500%, due 08/15/44 and Government National Mortgage Association, 3.000% - 4.500%, due 09/15/42 - 04/20/44, with a value of $511,133.	500,000
7,900,000	Federal Reserve Bank of New York, 0.050%, dated 08/29/14, due 09/02/14, repurchase price $7,900,044, collateralized by U.S. Treasury Securities, 2.000% - 4.500%, due 04/30/16 - 05/15/17, with a value of $7,900,044.	7,900,000
250,000	Goldman Sachs & Co., 0.060%, dated 08/29/14, due 09/02/14, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 4.000%, due 02/15/41 - 01/15/42 and Government National Mortgage Association, 3.000% - 4.500%, due 02/16/40 - 04/15/44, with a value of $256,595.	250,000
350,000	Goldman Sachs & Co., 0.070%, dated 08/29/14, due 09/05/14, repurchase price $350,005, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 10.000%, due 12/01/14 - 08/01/47, Federal National Mortgage Association, 0.505% - 10.500%, due 12/01/14 - 09/01/48 and Government National Mortgage Association, 4.000% - 4.500%, due 04/15/41 - 05/15/44, with a value of $357,088.	350,000
500,000	Goldman Sachs & Co., 0.070%, dated 08/29/14, due 09/08/14, repurchase price $500,010, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 8.250%, due 07/15/21 - 12/15/2053, Federal National Mortgage Association, 2.500% - 6.000%, due 08/25/32 - 05/25/44 and Government National Mortgage Association, 3.500% - 4.500%, due 05/15/26 - 04/15/41, with a value of $514,975. (i)	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
18,405	HSBC Securities USA, Inc., 0.020%, dated 08/29/14, due 09/02/14, repurchase price $18,405, collateralized by U.S. Treasury Securities, 3.875%, due 08/15/40, with a value of $18,775.	18,405
300,000	Merrill Lynch PFS, Inc., 0.060%, dated 08/29/14, due 09/02/14, repurchase price $300,002, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 17.157%, due 02/15/21 - 04/15/44, Federal National Mortgage Association, 0.000% - 7.945%, due 12/25/19 - 08/25/43 and Government National Mortgage Association, 0.000% - 9.882%, due 01/16/30 - 08/20/64, with a value of $309,000.	300,000
600,000	Royal Bank of Canada, 0.090%, dated 08/29/14, due 09/03/14, repurchase price $600,008, collateralized by Federal Home Loan Mortgage Corporation, 0.502% - 9.300%, due 01/01/17 - 09/01/44, Federal National Mortgage Association, 0.000% - 10.090%, due 12/25/16 - 08/01/44 and Government National Mortgage Association, 2.125% - 10.500%, due 04/20/15 - 08/20/44, with a value of $613,958.	600,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Royal Bank of Canada, 0.090%, dated 08/29/14, due 09/23/14, repurchase price $500,031, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 4.500%, due 08/01/26 - 07/01/44, Federal National Mortgage Association, 2.985% - 5.000%, due 03/01/26 - 08/01/44 and Government National Mortgage Association, 4.000% - 7.000%, due 03/15/31 - 08/20/44, with a value of $510,038. (i)	500,000
1,000,000	Societe Generale S.A., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $1,000,006, collateralized by U.S. Treasury Securities, 0.000% - 5.375%, due 01/08/15 - 02/15/37, with a value of $1,020,000.	1,000,000

	Total Repurchase Agreements (Cost $14,301,760)	14,301,760

	Total Investments — 100.0% (Cost $52,829,565)*	52,829,565
	Other Assets in Excess of Liabilities — 0.0% (g)	8,691

	NET ASSETS — 100.0%	$52,838,256

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 44.6%
	U.S. Treasury Bills — 7.6% (n)
200,000	0.024%, 09/04/14	200,000
250,000	0.028%, 11/28/14	249,983
212,160	0.041%, 10/02/14	212,152
500,000	0.059%, 09/11/14	499,992

		1,162,127

	U.S. Treasury Notes — 37.0%
150,000	0.099%, 09/02/14	150,005
500,000	0.250%, 09/30/14	500,075
700,000	0.250%, 10/31/14	700,224
313,000	0.250%, 01/15/15	313,186
250,000	0.250%, 07/15/15	250,204
228,756	0.375%, 11/15/14	228,900
289,000	0.375%, 03/15/15	289,454
100,000	0.500%, 10/15/14	100,054
700,000	2.125%, 11/30/14	703,550
320,000	2.375%, 09/30/14	320,588
1,000,000	2.375%, 10/31/14	1,003,733
200,000	2.375%, 02/28/15	202,201
155,000	4.000%, 02/15/15 (m)	157,759
213,000	4.125%, 05/15/15 (m)	219,066
530,000	4.250%, 11/15/14 (m)	534,505

		5,673,504

	Total U.S. Treasury Obligations (Cost $6,835,631)	6,835,631

Repurchase Agreements — 50.3%
200,000	Bank of Nova Scotia, 0.050%, dated 08/29/14, due 09/02/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 4.625%, due 10/09/14 - 11/30/20, with a value of $204,000.	200,000
250,000	Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent, 0.04%, due 09/02/14, repurchase price $250,001. ††	250,000
250,000	Barclays Capital, Inc., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $250,001, collateralized by U.S. Treasury Securities, 1.375%, due 06/30/18, with a value of $255,000.	250,000
500,000	Barclays Capital, Inc., 0.050%, dated 08/29/14, due 09/05/14, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.375% - 0.750%, due 06/30/15 - 02/28/18, with a value of $510,000.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

170,000	Citibank N.A., 0.040%, dated 08/29/14, due 09/02/14, repurchase price $170,001, collateralized by U.S. Treasury Securities, 2.750% - 9.125%, due 05/15/18 - 08/15/44, with a value of $173,400.	170,000
750,000	Credit Agricole Corporate and Investment Bank, 0.050%, dated 08/29/14, due 09/02/14, repurchase price $750,004, collateralized by U.S. Treasury Securities, 0.125% - 3.375%, due 04/15/19 - 04/15/32, with a value of $765,000.	750,000
111,747	Deutsche Bank Securities, Inc., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $111,748, collateralized by U.S. Treasury Securities, 0.000%, due 05/15/40, with a value of $113,982.	111,747
200,000	Deutsche Bank Securities, Inc., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000%, due 02/15/40, with a value of $204,000.	200,000
2,600,000	Federal Reserve Bank of New York, 0.050%, dated 08/29/14, due 09/02/14, repurchase price $2,600,014, collateralized by U.S. Treasury Securities, 2.000%, due 11/15/21, with a value of $2,600,014.	2,600,000
135,274	HSBC Securities USA, Inc., 0.020%, dated 08/29/14, due 09/02/14, repurchase price $135,274, collateralized by U.S. Treasury Securities, 0.125% - 3.875%, due 04/30/15 - 08/15/40, with a value of $137,980.	135,274
200,000	HSBC Securities USA, Inc., 0.040%, dated 08/29/14, due 09/04/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 1.500% - 2.750%, due 01/31/19 - 02/15/24, with a value of $204,005.	200,000
350,000	HSBC Securities USA, Inc., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.099% - 3.500%, due 07/31/16 - 05/15/43, with a value of $357,002.	350,000
250,000	JPMorgan Securities LLC, 0.050%, dated 08/29/14, due 09/02/14, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.625% - 5.375%, due 02/15/17 - 11/15/42, with a value of $255,003.	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
250,000	Merrill Lynch PFS, Inc., 0.050%, dated 08/29/14, due 09/03/14, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.000% - 8.125%, due 11/30/17 - 02/15/38, with a value of $255,000.	250,000
2,259	Merrill Lynch PFS, Inc., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $2,259, collateralized by U.S. Treasury Securities, 1.375%, due 07/31/18, with a value of $2,304.	2,259
250,000	Societe Generale S.A., 0.050%, dated 08/29/14, due 09/05/14, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.000% - 5.250%, due 04/15/17 - 02/15/29, with a value of $255,000.	250,000
250,000	Societe Generale S.A., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.125% - 7.250%, due 02/29/16 - 11/15/43, with a value of $255,000.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

400,000	Societe Generale S.A., 0.050%, dated 08/29/14, due 09/03/14, repurchase price $400,003, collateralized by U.S. Treasury Securities, 0.125% - 11.250%, due 02/15/15 - 05/15/42, with a value of $408,000.	400,000
588,284	Societe Generale S.A., 0.050%, dated 08/29/14, due 09/02/14, repurchase price $588,287, collateralized by U.S. Treasury Securities, 0.000% - 2.750%, due 01/31/16 - 11/15/42, with a value of $600,050.	588,284

	Total Repurchase Agreements (Cost $7,707,564)	7,707,564

	Total Investments — 94.9% (Cost $14,543,195)*	14,543,195
	Other Assets in Excess of Liabilities — 5.1%	787,640

	NET ASSETS — 100.0%	$15,330,835

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 78.4%
	Federal Farm Credit Bank — 33.8%
9,000	0.200%, 08/14/15	8,999
20,306	0.500%, 06/23/15 (m)	20,361
100,000	DN, 0.050%, 09/05/14 (n)	99,999
140,000	DN, 0.050%, 09/18/14 (n)	139,997
175,000	DN, 0.051%, 09/16/14 (n)	174,996
165,000	DN, 0.056%, 09/17/14 (n)	164,996
30,000	DN, 0.060%, 09/10/14 (n)	30,000
100,000	DN, 0.060%, 09/26/14 (n)	99,996
50,000	DN, 0.060%, 09/29/14 (n)	49,998
25,000	DN, 0.060%, 10/06/14 (n)	24,999
15,000	DN, 0.060%, 10/07/14 (n)	14,999
225,000	DN, 0.063%, 09/25/14 (n)	224,990
40,000	DN, 0.080%, 02/09/15 (n)	39,986
5,100	DN, 0.080%, 12/19/14 (n)	5,099
40,000	DN, 0.083%, 12/03/14 (n)	39,991
15,000	DN, 0.090%, 09/08/14 (n)	15,000
25,000	DN, 0.110%, 11/13/14 (n)	24,994
25,000	DN, 0.120%, 09/02/14 (n)	25,000
31,000	DN, 0.130%, 09/12/14 (n)	30,999
25,000	DN, 0.170%, 01/05/15 (n)	24,985
75,000	VAR, 0.101%, 09/02/14	75,000
20,000	VAR, 0.120%, 09/30/14	19,999
40,000	VAR, 0.125%, 09/30/14	39,997
45,000	VAR, 0.127%, 09/06/14	44,983
25,000	VAR, 0.146%, 09/03/14	25,002
25,000	VAR, 0.155%, 09/18/14	25,006

		1,490,371

	Federal Home Loan Bank — 44.6%
14,615	0.080%, 10/24/14	14,615
15,000	0.080%, 10/24/14	15,000
25,000	0.090%, 01/23/15	24,998
14,000	0.090%, 02/02/15	13,998
25,000	0.100%, 09/26/14	25,000
90,000	0.125%, 09/23/14	90,002
21,000	0.180%, 07/16/15	20,998
30,000	0.190%, 09/01/15	29,996
20,000	0.200%, 07/17/15	20,000
20,000	0.200%, 08/12/15	19,998
10,000	DN, 0.050%, 09/24/14 (n)	10,000
205,422	DN, 0.059%, 09/17/14 (n)	205,417
9,900	DN, 0.060%, 10/02/14 (n)	9,899
85,000	DN, 0.062%, 10/31/14 (n)	84,991
18,827	DN, 0.065%, 10/08/14 (n)	18,826
241,972	DN, 0.067%, 09/03/14 (n)	241,971

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
100,000	DN, 0.069%, 09/05/14 (n)	99,999
80,800	DN, 0.071%, 09/10/14 (n)	80,799
75,000	DN, 0.075%, 11/19/14 (n)	74,988
174,000	DN, 0.077%, 10/24/14 (n)	173,980
130,000	DN, 0.078%, 10/01/14 (n)	129,992
225,000	DN, 0.078%, 10/22/14 (n)	224,975
15,357	DN, 0.080%, 11/12/14 (n)	15,354
80,000	DN, 0.085%, 11/07/14 (n)	79,987
63,000	DN, 0.100%, 01/30/15 (n)	62,974
50,000	DN, 0.100%, 02/13/15 (n)	49,977
20,000	VAR, 0.106%, 09/05/14	20,000
25,000	VAR, 0.107%, 09/11/14	25,000
14,000	VAR, 0.110%, 09/17/14	13,997
45,000	VAR, 0.111%, 09/05/14	44,990
25,000	VAR, 0.145%, 09/15/14	24,998

		1,967,719

	Total U.S. Government Agency Securities (Cost $3,458,090)	3,458,090

U.S. Treasury Obligations — 21.4%
	U.S. Treasury Bills — 8.3% (n)
75,000	0.022%, 09/11/14	74,999
131,911	0.024%, 09/04/14	131,911
110,000	0.026%, 11/28/14	109,993
50,000	0.108%, 07/23/15	49,951

		366,854

	U.S. Treasury Notes — 13.1%
140,000	0.250%, 10/31/14 (m)	140,042
50,000	0.250%, 11/30/14	50,023
35,000	0.250%, 01/15/15 (m)	35,014
28,000	0.500%, 10/15/14 (m)	28,016
25,000	2.125%, 05/31/15 (m)	25,377
200,000	2.375%, 09/30/14 (m)	200,365
100,000	2.375%, 10/31/14 (m)	100,381

		579,218

	Total U.S. Treasury Obligations (Cost $946,072)	946,072

	Total Investments — 99.8% (Cost $4,404,162)*	4,404,162
	Other Assets in Excess of Liabilities — 0.2%	9,069

	NET ASSETS — 100.0%	$4,413,231

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.8%
	U.S. Treasury Bills — 68.3% (n)
683,115	0.025%, 09/04/14	683,113
2,000,000	0.030%, 11/28/14	1,999,853
1,670,846	0.031%, 10/16/14	1,670,781
2,000,000	0.032%, 09/25/14 (w)	1,999,958
1,800,000	0.032%, 11/13/14	1,799,884
2,100,000	0.034%, 11/20/14	2,099,844
2,349,059	0.035%, 09/18/14	2,349,020
2,000,000	0.037%, 09/11/14	1,999,980
1,125,000	0.038%, 10/02/14	1,124,963

		15,727,396

	U.S. Treasury Notes — 31.5%
250,000	0.099%, 09/01/14	250,004
225,000	0.100%, 09/01/14	224,991
320,000	0.250%, 09/15/14	320,025
950,000	0.250%, 11/30/14	950,451
175,000	0.250%, 01/15/15	175,080
115,000	0.500%, 10/15/14	115,055
2,220,000	2.375%, 09/30/14 (m)	2,224,079
2,665,000	2.375%, 10/31/14	2,675,065
300,000	4.250%, 11/15/14 (m)	302,574

		7,237,324

	Total U.S. Treasury Obligations (Cost $22,964,720)	22,964,720

	Total Investments — 99.8% (Cost $22,964,720)*	22,964,720
	Other Assets in Excess of Liabilities — 0.2%	47,145

	NET ASSETS — 100.0%	$23,011,865

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 97.0%
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.050%, 09/02/14	13,000
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.070%, 09/08/14	15,000
9,465	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/02/14	9,465

		37,465

	Alaska — 1.5%
	Alaska Housing Finance Corp., Governmental Purpose,
42,025	Series A, Rev., VRDO, 0.040%, 09/08/14	42,025
34,120	Series B, Rev., VRDO, 0.040%, 09/08/14	34,120
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.040%, 09/08/14	12,300
	Alaska Housing Finance Corp., Home Mortgage,
30,880	Series A, Rev., VRDO, 0.060%, 09/08/14	30,880
78,380	Series B, Rev., VRDO, 0.040%, 09/08/14	78,380
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
18,500	Rev., VRDO, 0.020%, 09/02/14	18,500
17,790	Series A, Rev., VRDO, 0.030%, 09/02/14	17,790
12,750	Series B, Rev., VRDO, 0.030%, 09/02/14	12,750
9,950	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.020%, 09/02/14	9,950
23,030	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0028, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 09/02/14 (e)	23,030

		279,725

	Arizona — 1.5%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.070%, 09/08/14 (e)	15,600
	City of Phoenix IDA, Health Care Facilities, Mayo Clinic,
69,510	Series A, Rev., VRDO, 0.010%, 09/02/14	69,510
79,880	Series B, Rev., VRDO, 0.010%, 09/02/14	79,880
2,000	City of Phoenix IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/14	2,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — continued
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/08/14	7,160
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/08/14	21,700
43,055	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	43,055

		281,205

	California — 9.5%
26,980	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/08/14	26,980
	Bay Area Toll Authority, California Toll Bridge,
784	Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14 (e)	784
8,700	Series A-2, Rev., VRDO, LOC: MUFG Union Bank N.A., 0.030%, 09/08/14	8,700
665	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 09/02/14 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/08/14	2,400
13,800	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	13,800
32,500	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.020%, 09/08/14	32,500
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: MUFG Union Bank N.A., 0.040%, 09/08/14	6,100
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.040%, 09/08/14	30,000
1,420	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/08/14	1,420
750	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/02/14	750

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
	California Statewide Communities Development Authority,
45,000	Series 09-B-1, 0.150%, 12/01/14 (m)	45,000
35,000	Series 09-B-5, 0.150%, 02/02/15 (m)	35,000
27,000	Series 09-D, 0.140%, 02/03/15 (m)	27,000
50,000	Series J, Rev., VRDO, 0.030%, 09/08/14	50,000
4,785	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.050%, 09/08/14	4,785
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.040%, 09/08/14	39,100
80,900	Series B, Rev., VRDO, 0.040%, 09/08/14	80,900
40,900	Series C-1, Rev., VRDO, 0.030%, 09/08/14	40,900
56,200	Series C-2, Rev., VRDO, 0.030%, 09/08/14	56,200
26,780	Series E, Rev., VRDO, 0.040%, 09/08/14	26,780
41,850	Series L, Rev., VRDO, 0.030%, 09/08/14	41,850
93,100	Series M, Rev., VRDO, 0.030%, 09/08/14	93,100
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.060%, 09/08/14	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	8,700
900	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Rev., VRDO, GNMA, LIQ: FHLMC, 0.050%, 09/08/14	900
1,050	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 94-13, VRDO, LOC: State Street B&T Co., 0.020%, 09/02/14	1,050
1,454	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 97-17, VRDO, LOC: State Street B&T Co., 0.020%, 09/02/14 (e)	1,454
35,000	City of Los Angeles, Rev., TRAN, 1.500%, 06/25/15	35,395
12,830	City of Los Angeles, Wastewater Systems, EAGLE, Series 0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.070%, 09/08/14 (e)	12,830
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/14	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	59,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	900
5,350	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 09/08/14	5,350
	Deutsche Bank Spears/Lifers Trust, Various States,
44,270	Series DB-287, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	44,270
1,375	Series DB-304, GO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	1,375
12,915	Series DB-324, GO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	12,915
40,860	Series DB-332, GO, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	40,860
16,600	Series DB-362, GO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	16,600
14,750	Series DB-363, GO, AGM, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	14,750
43,770	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	43,770
25,670	Series DB-382, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	25,670
12,750	Series DB-416, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	12,750
12,830	Series DB-419, GO, AGM, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	12,830
19,825	Series DB-424, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	19,825
22,540	Series DB-429, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	22,540
15,490	Series DB-432, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	15,490
20,800	Series DB-470, VRDO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	20,800
35,065	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	35,065
14,345	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	14,345
14,303	Series DB-657, GO, AGC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	14,303
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 09/08/14 (e)	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
33,150	Series DBE-625, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	33,150
60,700	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	60,700
35,952	Series DBE-664, Rev., LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	35,952
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	8,225
	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation,
39,455	Series DB-294, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	39,455
9,335	Series DB-318, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	9,335
29,535	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	29,535
6,840	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	6,840
2,575	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	2,575
3,800	Irvine Ranch Water District, Improvement Districts Consolidated, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14	3,800
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, Special Assessment,
200	VRDO, LOC: Bank of New York Mellon, 0.010%, 09/02/14	200
2,100	VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 09/02/14	2,100
	Irvine Unified School District, Community Facilities District No. 09-1,
1,100	Series A, VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14	1,100
5,457	Series B, VRDO, LOC: Bank of America N.A., 0.040%, 09/02/14	5,457
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.080%, 09/08/14 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.050%, 09/08/14 (e)	11,820

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
	Los Angeles Department of Water & Power, Power System,
27,400	Series A, Subseries A-7, Rev., VRDO, 0.040%, 09/08/14	27,400
40,950	Series B, Subseries B-2, Rev., VRDO, 0.030%, 09/08/14	40,950
800	Los Angeles Department of Water & Power, Waterworks, Series ROCS RR II R-12322, Rev., AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 09/02/14 (e)	800
22,115	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	22,115
	Metropolitan Water District of Southern California,
7,695	Series A-2, Rev., VRDO, 0.030%, 09/08/14	7,695
52,600	Series B-4, Rev., VRDO, 0.020%, 09/08/14	52,600
55,260	Puttable Floating Option Tax-Exempt Receipts, Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.050%, 09/08/14 (e)	55,260
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.050%, 09/08/14 (e)	5,000
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.070%, 09/08/14 (e)	18,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/08/14	4,775
5,270	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	5,270
	State of California, Kindergarten,
17,800	Series A4, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/02/14	17,800
23,200	Series A6, GO, VRDO, LOC: Citibank N.A., 0.030%, 09/08/14	23,200
3,000	Series B3, GO, VRDO, LOC: Citibank N.A., 0.020%, 09/02/14	3,000
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.050%, 09/08/14	33,000

		1,791,460

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — 2.0%
	City of Colorado Springs, Utilities System Improvement,
45,405	Series A, Rev., VRDO, 0.050%, 09/08/14	45,405
19,925	Series A, Rev., VRDO, 0.060%, 09/08/14	19,925
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.130%, 09/08/14	1,000
50,100	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.060%, 09/08/14	50,100
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	10,300
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.050%, 09/08/14	1,755
11,595	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/08/14	11,595
	Colorado Housing & Finance Authority, Single Family Mortgage,
15,340	Series A-2, Rev., VRDO, AMT, 0.060%, 09/08/14	15,340
27,010	Series A-2, Class I, Rev., VRDO, AMT, 0.060%, 09/08/14	27,010
30,410	Series B-2, Class I, Rev., VRDO, AMT, 0.060%, 09/08/14	30,410
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.060%, 09/08/14	50,000
3,090	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.040%, 09/08/14	3,090
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/14	15,010
45,000	State of Colorado, General Fund, Series A, Rev., TRAN, 2.000%, 06/26/15	45,689
57,660	University of Colorado Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	57,660

		384,289

	Connecticut — 0.5%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.060%, 09/08/14	39,200
35,000	Connecticut Housing Finance Authority, Housing Mortagage Finance Program, Series C, Subseries C-2, Rev., VRDO, AMT, 0.060%, 09/08/14	35,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — continued
14,195	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series C, Subseries C-1, Rev., VRDO, 0.040%, 09/08/14	14,195
90	Connecticut Housing Finance Authority, Various Housing Mortgage Finance Program, Series B-1, Rev., VRDO, AMBAC, 0.060%, 09/08/14 (p)	90

		88,485

	Delaware — 0.7%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.050%, 09/08/14	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.050%, 09/08/14	8,525
34,740	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 09/08/14	34,740
18,330	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.630%, 09/08/14	18,330
20,265	University of Delaware, Series B, Rev., VRDO, 0.050%, 09/02/14	20,265
17,060	Wells Fargo Stage Trust, Various States, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 09/08/14 (e)	17,060

		140,875

	District of Columbia — 1.4%
14,600	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	14,600
12,125	District of Columbia Water & Sewer Authority, Public Utility, Series B, Subseries B-1, Rev., VRDO, 0.050%, 09/08/14	12,125
1,850	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 09/08/14	1,850
7,755	District of Columbia, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.060%, 09/08/14 (e)	7,755
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.070%, 09/08/14	7,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — continued
2,883	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/08/14	2,883
125,000	District of Columbia, Tax & Revenue Anticipation Notes, GO, TRAN, 2.000%, 09/30/14	125,182
15,115	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	15,115
23,533	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/08/14	23,533
	Metropolitan Washington Airports Authority,
33,820	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.050%, 09/08/14	33,820
19,200	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	19,200

		263,563

	Florida — 2.6%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 09/08/14	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/08/14 (e)	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/08/14 (e)	14,900
2,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.050%, 09/08/14 (e)	2,850
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	31,915
	Deutsche Bank Spears/Lifers Trust, Various States,
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	38,145
15,755	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	15,755
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 09/08/14 (e)	16,500
8,460	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	8,460

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — continued
19,785	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.040%, 09/08/14	19,785
8,425	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.060%, 09/08/14	8,425
40,000	Gainesville Utility Systems, Series C, 0.170%, 11/06/14	40,000
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
44,415	Series I-1, Rev., VRDO, 0.040%, 09/08/14	44,415
16,500	Series I-4, Rev., VRDO, 0.040%, 09/08/14	16,500
27,600	JEA Electric System, Series B-3, Rev., VRDO, 0.050%, 09/08/14	27,600
11,935	Miami-Dade County, Aviation, EAGLE, Class A, Rev., VRDO, BHAC-CR, AGC-ICC, XLCA, 0.080%, 09/08/14 (e)	11,935
13,375	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	13,375
30,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.040%, 09/08/14	30,900
6,945	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	6,945
8,201	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 09/08/14	8,201
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.050%, 09/08/14 (e)	22,285
6,070	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	6,070
70,975	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	70,975
	South Florida Water Management District,
415	Class A, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.070%, 09/08/14 (e)	415
675	Series ROCS RR II R-12313, COP, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 09/02/14 (e)	675

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
8,000	St. Johns River Power Park, Series ROCS-RR II R-14025, Rev., LIQ: Citibank N.A., 0.060%, 09/08/14 (e)	8,000

		492,751

	Georgia — 1.5%
65,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.090%, 09/02/14	65,000
7,860	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	7,860
10,445	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	10,445
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 09/08/14	10,735
106,710	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.090%, 09/08/14	106,710
15,090	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	15,090
11,420	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	11,420
3,410	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/08/14	3,410
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.050%, 09/08/14	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	400
21,660	Municipal Electric Authority of Georgia, Project 1, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/08/14	21,660

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — continued
24,375	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.030%, 09/08/14	24,375

		283,045

	Hawaii — 0.0%
9,215	Eclipse Funding Trust, Solar Eclipse, Honolulu, Series 2006-0123, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14	9,215

	Idaho — 0.1%
12,100	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	12,100
7,765	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.050%, 09/08/14	7,765

		19,865

	Illinois — 4.2%
140,600	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.060%, 09/08/14	140,600
61,720	City of Chicago, Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.070%, 09/08/14	61,720
10,380	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.030%, 09/02/14	10,380
	City of Chicago, Water, Senior Lien,
18,540	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.110%, 09/08/14	18,540
9,265	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.110%, 09/08/14	9,265
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/08/14	4,300
10,700	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	10,700
1,340	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.160%, 09/08/14	1,340
9,905	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 09/02/14	9,905

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
	Deutsche Bank Spears/Lifers Trust, Various States,
27,015	Series DB-288, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	27,015
11,435	Series DB-307, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	11,435
25,060	Series DB-365, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	25,060
10,745	Series DB-368, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/08/14 (e)	10,745
18,310	Series DB-393, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	18,310
10,235	Series DB-410, GO, FGIC, LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	10,235
60,560	Series DB-476, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	60,560
50,560	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	50,560
27,961	Series DB-623, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	27,961
23,293	Series DBE-653, GO, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	23,293
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FNMA, LIQ: FHLMC, 0.080%, 09/08/14	10,000
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	3,000
40,400	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/08/14	40,400
21,400	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.040%, 09/08/14	21,400
1,200	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.020%, 09/02/14	1,200
	Illinois Finance Authority, University of Chicago,
38,743	Rev., VRDO, 0.040%, 09/08/14	38,743
23,853	Series B, Rev., VRDO, 0.060%, 09/08/14	23,853

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
	Illinois Finance Authority, University of Chicago Medical Center,
11,450	Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/02/14	11,450
1,340	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/02/14	1,340
7,500	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.050%, 09/08/14	7,500
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.050%, 09/08/14	30,000
51,400	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/08/14	51,400
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.060%, 09/08/14	21,200
8,205	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.060%, 09/08/14 (e)	8,205
3,615	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.040%, 09/02/14	3,615

		805,230

	Indiana — 2.2%
31,020	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-355, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	31,020
9,300	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	9,300
25,425	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	25,425
12,730	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 09/02/14	12,730
36,000	Indiana Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.070%, 09/08/14	36,000
	Indiana Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/08/14	69,335

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — continued
88,040	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	88,040
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	30,425
	Indiana Health Facility Financing Authority, Ascension Health,
37,600	Series A-2, Rev., VRDO, 0.040%, 09/08/14	37,600
54,780	Series E-6, Rev., VRDO, 0.040%, 09/08/14	54,780
10,005	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.050%, 09/08/14	10,005
19,610	St. Joseph County Industrial Educational Facilities, University of Notre Dame du Lac Project, Rev., VRDO, 0.020%, 09/08/14	19,610

		424,270

	Iowa — 0.4%
31,540	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/02/14	31,540
18,150	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14	18,150
9,075	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.090%, 09/08/14	9,075
11,500	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	11,500

		70,265

	Kansas — 0.6%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/02/14	14,000
	Kansas State Department of Transportation, Highway,
31,335	Series B-3, Rev., VRDO, 0.030%, 09/08/14 (p)	31,335
30,315	Series C-2, Rev., VRDO, 0.040%, 09/08/14	30,315
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/02/14	19,720
17,690	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/02/14	17,690

		113,060

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — 1.0%
5,350	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	5,350
69,955	Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group, Series B-3, Rev., VRDO, LOC: Branch Banking & Trust Co., 0.030%, 09/08/14	69,955
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, FNMA, 0.060%, 09/08/14	21,000
8,000	Louisville & Jefferson County, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/08/14	8,000
45,000	Louisville & Jefferson County, Metropolitan Sewer & Drain District, Rev., BAN, 2.000%, 11/26/14	45,171
42,600	Louisville Regional Airport Authority, Special Facilities, BT-OH LLC Project, Series A, Rev., VRDO, 0.040%, 09/02/14	42,600

		192,076

	Louisiana — 0.5%
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
14,500	Rev., VRDO, 0.020%, 09/02/14	14,500
18,150	Series A, Rev., VRDO, 0.020%, 09/02/14	18,150
17,550	Series B, Rev., VRDO, 0.020%, 09/02/14	17,550
1,735	East Baton Rouge Parish, PCR, Exxon Project, Rev., VRDO, 0.020%, 09/02/14	1,735
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 09/08/14 (e)	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.050%, 09/08/14 (e)	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 09/08/14 (e)	7,240

		88,935

	Maryland — 1.9%
	County of Montgomery,
33,000	Series 10-A, 0.080%, 10/01/14	33,000
55,000	Series 10-A, 0.080%, 10/01/14 (m)	55,000
36,605	Series 10-B, 0.090%, 10/08/14 (m)	36,605

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
3,335	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	3,335
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, 0.040%, 09/08/14	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 09/08/14	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
42,990	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.060%, 09/08/14	42,990
1,000	Series I, Rev., VRDO, AMT, 0.070%, 09/08/14	1,000
58,800	Series J, Rev., VRDO, AMT, 0.050%, 09/08/14	58,800
37,960	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Rev., VRDO, 0.040%, 09/08/14	37,960
	Maryland Health & Higher Educational Facilities Authority,
27,265	Series B, 0.080%, 10/01/14 (m)	27,265
8,845	Series B, 0.080%, 10/01/14	8,845
4,839	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/08/14	4,839
6,750	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/02/14	6,750
17,195	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.040%, 09/08/14	17,195

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — continued
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 09/08/14	2,000

		368,884

	Massachusetts — 2.2%
	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000,
31,775	Series A, GO, VRDO, 0.030%, 09/02/14	31,775
39,350	Series B, GO, VRDO, 0.030%, 09/02/14	39,350
13,785	Eclipse Funding Trust, Solar Eclipse, Massachusetts, Series 2007-0010, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	13,785
2,800	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.140%, 09/08/14	2,800
10,600	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., 0.050%, 09/02/14 (e)	10,600
	Massachusetts Health & Educational Facilities Authority, Amherst College,
24,200	Series J-1, Rev., VRDO, 0.040%, 09/08/14	24,200
7,300	Series J-2, Rev., VRDO, 0.020%, 09/02/14	7,300
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
26,875	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/08/14	26,875
3,800	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/08/14	3,800
75,450	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.040%, 09/02/14	75,450
68,230	Massachusetts Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.030%, 09/02/14	68,230
	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax,
35,000	Series A, Rev., BAN, 1.500%, 07/16/15	35,419
50,000	Series A, Rev., BAN, 5.000%, 07/16/15	52,127
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.050%, 09/08/14	22,000

		413,711

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — 1.7%
63,865	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	63,865
15,850	Michigan Finance Authority, Hospital, CHE Trinity Health Credit Group, Series MI-1, Rev., VRDO, 0.090%, 09/02/14	15,850
17,099	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street B&T Co., 0.070%, 09/08/14	17,099
	Michigan State Housing Development Authority, Rental Housing,
40,320	Series A, Rev., VRDO, AMT, 0.050%, 09/08/14	40,320
40,390	Series A, Rev., VRDO, AMT, 0.080%, 09/08/14	40,390
	Michigan State Housing Development Authority, Single-Family Mortgage,
6,255	Series C, Rev., VRDO, 0.060%, 09/08/14	6,255
12,700	Series D-1, Rev., VRDO, AMT, 0.050%, 09/08/14	12,700
93,500	Series E, Rev., VRDO, AMT, 0.060%, 09/08/14	93,500
23,575	University of Michigan, Series B, Rev., VRDO, 0.030%, 09/08/14	23,575

		313,554

	Minnesota — 2.1%
75,000	City of Rochester, Health Care Facilities, 0.070%, 09/02/14 (m)	75,000
29,400	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.050%, 09/08/14	29,400
13,665	Eclipse Funding Trust, Solar Eclipse, Honolulu, Series 2006-0096, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	13,665
10,000	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	10,000
37,990	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	37,990
	Minnesota Housing Finance Agency, Residential Housing,
9,200	Series B, Rev., VRDO, AMT, 0.070%, 09/08/14	9,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — continued
4,100	Series C, Rev., VRDO, AMT, 0.070%, 09/08/14	4,100
20,000	Series C, Rev., VRDO, AMT, 0.070%, 09/08/14	20,000
16,145	Series G, Rev., VRDO, AMT, 0.070%, 09/08/14	16,145
12,125	Series J, Rev., VRDO, AMT, 0.070%, 09/08/14	12,125
34,220	Series M, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.050%, 09/08/14	34,220
21,350	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.050%, 09/08/14	21,350
	Minnesota Office of Higher Education, Supplemental Student Loan Program,
35,000	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/08/14	35,000
72,800	Series B, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.060%, 09/08/14	72,800

		390,995

	Mississippi — 2.6%
19,890	County of Jackson, Pollution Control, Chevron U.S.A. Inc. Project, Rev., VRDO, 0.020%, 09/02/14	19,890
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
72,900	Series A, Rev., VRDO, 0.020%, 09/02/14	72,900
30,400	Series A, Rev., VRDO, 0.050%, 09/08/14	30,400
18,400	Series B, Rev., VRDO, 0.040%, 09/02/14	18,400
2,165	Series C, Rev., VRDO, 0.020%, 09/02/14	2,165
16,400	Series C, Rev., VRDO, 0.020%, 09/02/14	16,400
14,820	Series C, Rev., VRDO, 0.020%, 09/02/14	14,820
9,000	Series D, Rev., VRDO, 0.020%, 09/02/14	9,000
40,000	Series D, Rev., VRDO, 0.040%, 09/08/14	40,000
30,000	Series E, Rev., VRDO, 0.040%, 09/08/14	30,000
36,655	Series F, Rev., VRDO, 0.020%, 09/02/14	36,655
16,690	Series F, Rev., VRDO, 0.040%, 09/02/14	16,690
8,050	Series F, Rev., VRDO, 0.040%, 09/08/14	8,050
15,255	Series G, Rev., VRDO, 0.020%, 09/02/14	15,255
21,280	Series G, Rev., VRDO, 0.020%, 09/02/14	21,280
29,650	Series G, Rev., VRDO, 0.040%, 09/02/14	29,650
47,350	Series H, Rev., VRDO, 0.040%, 09/02/14	47,350
37,735	Series I, Rev., VRDO, 0.020%, 09/02/14	37,735
6,350	Series J, Rev., VRDO, 0.020%, 09/02/14	6,350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Mississippi — continued
12,220	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.040%, 09/08/14	12,220

		485,210

	Missouri — 1.3%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 09/08/14	59,075
1,175	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/08/14	1,175
	Missouri Development Finance Board,
32,768	Series 05-A, 0.080%, 09/25/14	32,768
23,618	Series 06-A, 0.080%, 09/25/14	23,618
27,600	Series 08-A, 0.080%, 09/25/14	27,600
33,005	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.050%, 09/02/14	33,005
25,000	Missouri State Health & Educational Facilities Authority, Series D, 0.090%, 10/03/14 (m)	25,000
20,000	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.040%, 09/08/14	20,000
3,300	Missouri State Health & Educational Facilities Authority, St. Louis University, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	3,300
13,495	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/02/14	13,495
9,900	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.020%, 09/02/14	9,900

		248,936

	Nebraska — 0.4%
24,345	County of Lancaster, Hospital Authority, No. 1, BryanLGH Medical Center, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/02/14	24,345
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	23,025
18,585	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	18,585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nebraska — continued
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.060%, 09/08/14	17,995

		83,950

	Nevada — 1.4%
30,375	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: MUFG Union Bank N.A., 0.050%, 09/08/14	30,375
30,380	Clark County School District, Series PZ-174, GO, VRDO, AMBAC, 0.070%, 09/08/14 (e)	30,380
12,720	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	12,720
134,000	Las Vegas Valley Water District, 0.080%, 10/01/14 (m)	134,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 09/08/14	10,900
2,950	Series M, Rev., LOC: U.S. Bank N.A., 0.080%, 09/08/14	2,950
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	12,710

		264,065

	New Hampshire — 0.3%
33,200	New Hampshire Health & Education Facilities Authority, Dartmouth College, Series B, Rev., VRDO, 0.030%, 09/02/14	33,200
12,145	New Hampshire Housing Finance Authority, Multi-Family Housing, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 09/08/14 (e)	12,145
11,310	New Hampshire State Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	11,310

		56,655

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 1.6%
	Deutsche Bank Spears/Lifers Trust, Various States,
37,175	Series DB-297, Rev., NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	37,175
37,285	Series DB-339, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	37,285
18,310	Series DBE-1151, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	18,310
59,995	Series DBE-1329, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 09/08/14 (e)	59,995
36,000	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.080%, 09/08/14	36,000
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
17,650	Series I, Rev., VRDO, AMT, 0.050%, 09/08/14	17,650
17,200	Series R, Rev., VRDO, 0.050%, 09/08/14	17,200
58,925	Series Y, Rev., VRDO, AMT, 0.050%, 09/08/14	58,925
19,940	Wells Fargo Stage Trust, Various States, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 09/08/14 (e)	19,940

		302,480

	New Mexico — 0.1%
18,175	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	18,175

	New York — 25.1%
	Austin Trust, Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/08/14 (e)	15,980
11,250	Series 2008-1199, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 09/08/14 (e)	11,250
8,460	Series 2008-3025X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/08/14 (e)	8,460
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/08/14 (e)	9,335

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
15,745	BB&T Municipal Trust, Various States, Rev., VRDO, LIQ: Branch Banking & Trust Co., LOC: Branch Banking & Trust Co., 0.050%, 09/08/14	15,745
	City of New York,
104,955	Series J, GO, 2.000%, 08/01/15	106,756
39,800	Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.040%, 09/08/14	39,800
8,750	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 09/08/14	8,750
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.080%, 09/08/14	30,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 09/08/14	11,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.050%, 09/08/14	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.050%, 09/08/14	11,000
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/08/14	21,700
30,000	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/08/14	30,000
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/02/14	62,040
46,105	Series L, Subseries L-3, GO, VRDO, 0.050%, 09/02/14	46,105
2,300	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	2,300
	City of New York, Fiscal Year 2012,
3,200	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.030%, 09/02/14	3,200
112,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.040%, 09/08/14	112,600
48,250	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.030%, 09/02/14	48,250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
41,100	Series G, Subseries G-5, GO, VRDO, 0.020%, 09/02/14	41,100
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/02/14	3,550
	City of New York, Fiscal Year 2013,
42,050	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.020%, 09/02/14	42,050
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 09/08/14	12,750
29,350	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.030%, 09/02/14	29,350
70,979	County of Broome, GO, BAN, 1.500%, 05/07/15	71,526
	Deutsche Bank Spears/Lifers Trust, Various States,
11,850	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/08/14 (e)	11,850
5,930	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.100%, 09/08/14 (e)	5,930
22,610	Series DB-315, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	22,610
103,005	Series DB-447, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	103,005
16,684	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.150%, 09/08/14 (e)	16,684
31,985	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.070%, 09/08/14 (e)	31,985
45,725	Series DB-474, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	45,725
28,345	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/08/14 (e)	28,345
30,500	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	30,500
46,160	Series DB-624, Rev., AGM, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	46,160
31,720	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	31,720

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
46,760	Series DB-1202, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	46,760
27,580	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	27,580
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	19,505
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	26,005
71,210	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	71,210
18,560	Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	18,560
13,210	Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	13,210
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	16,250
34,375	Series DBE-1455, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	34,375
25,335	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.100%, 09/08/14 (e)	25,335
	Eclipse Funding Trust, Solar Eclipse,
14,900	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	14,900
20,455	Series 2006-0159, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	20,455
20,530	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	20,530
19,330	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 09/02/14 (e)	19,330
17,710	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14	17,710
13,410	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	13,410

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
9,560	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	9,560
10,540	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	10,540
30,515	Eclipse Funding Trust, Solar Eclipse, Massachusetts, Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	30,515
10,415	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	10,415
30,345	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	30,345
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	19,970
	Eclipse Funding Trust, Solar Eclipse, Various States,
8,145	Series 2006-0043, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	8,145
11,715	Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	11,715
15,360	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/08/14	15,360
138,500	Metropolitan Transportation Authority, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/08/14	138,500
45,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.030%, 09/02/14	45,000
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.060%, 09/08/14	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 09/08/14	19,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
22,500	Metropolitan Transportation Authority, Transportation, Series 2012E, Subseries 2005-E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 09/02/14	22,500
16,400	Nassau County Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	16,400
79,160	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.050%, 09/08/14	79,160
	New York City,
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/02/14	6,950
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 09/02/14	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 09/02/14	1,325
8,750	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	8,750
	New York City Housing Development Corp., Multi-Family Housing,
8,410	Series B-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 09/08/14	8,410
15,840	Series C-2, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 09/08/14	15,840
9,520	Series E-3, Rev., VRDO, 0.050%, 09/08/14	9,520
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/14	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	7,255
59,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	59,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	13,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
8,310	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.060%, 09/08/14	8,310
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	44,900
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/14	12,300
41,935	New York City Housing Development Corp., Multi-Family Rental Housing, Related-Sierra Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	41,935
27,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	27,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	2,930
25,000	New York City Municipal Water Finance Authority, Series 8, 0.100%, 11/06/14	25,000
58,800	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-3, Rev., VRDO, 0.050%, 09/02/14	58,800
42,735	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, 0.050%, 09/02/14	42,735
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
25,485	Series A, Subseries A-2, Rev., VRDO, 0.020%, 09/02/14	25,485
25,405	Series B, Subseries B-1, Rev., VRDO, 0.040%, 09/02/14	25,405
5,850	Series B, Subseries B-4, Rev., VRDO, 0.040%, 09/02/14	5,850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
45,050	Series AA, Subseries AA-2, Rev., VRDO, 0.050%, 09/08/14	45,050
11,700	Subseries AA-1A, Rev., VRDO, 0.030%, 09/02/14	11,700
5,900	Subseries AA-1B, Rev., VRDO, 0.030%, 09/02/14	5,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
46,300	Series CC, Subseries CC-1, Rev., VRDO, 0.040%, 09/02/14	46,300
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.040%, 09/02/14	27,185
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
10,990	Series BB, Subseries BB-2, Rev., VRDO, 0.050%, 09/02/14	10,990
86,850	Series BB, Subseries BB-3, Rev., VRDO, 0.040%, 09/08/14	86,850
28,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.040%, 09/02/14	28,600
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
18,110	Series DD, Subseries DD-1, Rev., VRDO, 0.040%, 09/02/14	18,110
14,500	Series DD, Subseries DD-3A, Rev., VRDO, 0.040%, 09/02/14	14,500
45,850	Series FF, Subseries FF-1, Rev., VRDO, 0.050%, 09/02/14	45,850
46,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.040%, 09/02/14	46,500
50,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB, Subseries BB-2, Rev., VRDO, 0.040%, 09/02/14	50,000
12,760	New York City Transitional Finance Authority, Series ROCS-RR-II-R-12054, Class R, Rev., AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 09/08/14	12,760
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 09/08/14	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.060%, 09/08/14	36,060

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
51,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.040%, 09/08/14	51,900
50,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.030%, 09/02/14	50,200
38,445	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.040%, 09/02/14	38,445
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
34,350	Series A, Subseries A-5, Rev., VRDO, 0.040%, 09/02/14	34,350
27,850	Series A, Subseries A-6, Rev., VRDO, 0.040%, 09/02/14	27,850
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
51,510	Subseries B-3, Rev., VRDO, 0.050%, 09/02/14	51,510
79,600	Subseries D-4, Rev., VRDO, 0.030%, 09/02/14	79,600
20,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.030%, 09/02/14	20,000
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.050%, 09/08/14	2,360
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.050%, 09/02/14	14,865
19,285	Series 3, Subseries 3-E, Rev., VRDO, 0.050%, 09/02/14	19,285
750	Series 3, Subseries 3-H, Rev., VRDO, 0.030%, 09/02/14	750
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 09/08/14 (e)	3,160
	New York State Dormitory Authority,
7,400	Series ROCS-RR II R-14018, Rev., LIQ: Citibank N.A., 0.060%, 09/08/14 (e)	7,400
6,400	Series ROCS-RR-II-R-12121, Rev., LIQ: Citibank N.A., 0.060%, 09/08/14	6,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	45,600
7,175	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.040%, 09/08/14	7,175
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.070%, 09/08/14	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/08/14 (e)	500
15,795	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	15,795
100,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	100,490
22,600	New York State Energy Research & Development Authority, Subseries A-4, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 09/08/14	22,600
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/08/14	19,920
10,000	Series C, Subseries C-2, Rev., VRDO, AMT, LOC: Mizuho Corporate Bank, 0.050%, 09/08/14	10,000
	New York State Housing Finance Agency,
38,800	Series A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.030%, 09/08/14	38,800
50	Series A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.030%, 09/08/14	50
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	8,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
54,155	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 09/02/14	54,155
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	4,100
24,100	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	24,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	10,000
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.050%, 09/08/14	4,200
42,700	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/08/14	42,700
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/14	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	3,200
29,395	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.040%, 09/08/14	29,395
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	7,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
35,900	New York State Housing Finance Agency, Gotham West Housing, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 09/08/14	35,900
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/14	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	27,000
16,550	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	16,550
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.060%, 09/08/14	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 09/08/14	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 09/08/14	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	2,100
23,850	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	23,850
51,400	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	51,400
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	7,700

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	3,400
51,230	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 09/08/14	51,230
	Puttable Floating Option Tax-Exempt Receipts,
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 09/08/14 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 09/08/14 (e)	12,665
7,685	Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.110%, 09/08/14 (e)	7,685
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 09/08/14 (e)	13,635
5,580	Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 09/08/14 (e)	5,580
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.220%, 09/08/14 (e)	17,705
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/08/14 (e)	11,250
4,525	Series PT-4730, Rev., LIQ: Bank of America N.A., 0.050%, 09/08/14 (e)	4,525
	RBC Municipal Products, Inc. Trust, Floater Certificates,
28,600	Series E-16, Rev., LOC: Royal Bank of Canada, 0.050%, 09/08/14 (e)	28,600
24,990	Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.050%, 09/08/14 (e)	24,990
	Triborough Bridge & Tunnel Authority,
1,850	Series A-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.040%, 09/02/14	1,850
38,600	Series F, Rev., VRDO, 0.050%, 09/02/14	38,600
7,580	Subseries B-3, Rev., VRDO, 0.060%, 09/08/14	7,580
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series B, Subseries B-3, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	1,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
6,930	Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	6,930

		4,746,921

	North Carolina — 3.9%
26,930	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.050%, 09/08/14	26,930
800	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	800
88,575	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 09/08/14	88,575
	City of Charlotte, Charlotte Douglas International Airport,
18,300	Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	18,300
13,930	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	13,930
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 09/08/14	6,820
22,830	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.060%, 09/08/14	22,830
17,000	City of Raleigh, Downtown Improvement Projects, Series A, COP, VRDO, 0.040%, 09/08/14	17,000
35,645	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.040%, 09/08/14	35,645
27,375	County of Mecklenburg, Series D, GO, VRDO, 0.150%, 09/08/14 (i)	27,375
	County of Wake,
50,000	Series A, GO, VRDO, 0.040%, 09/08/14	50,000
44,000	Series B, GO, VRDO, 0.040%, 09/08/14	44,000
15,780	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	15,780
11,015	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	11,015
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 09/08/14	48,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — continued
16,860	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	16,860
10,490	North Carolina Educational Facilities Finance Agency, Davidson College, Series B, Rev., VRDO, 0.050%, 09/08/14	10,490
24,175	North Carolina Medical Care Commission, Rev., VRDO, 0.030%, 09/08/14	24,175
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.070%, 09/08/14	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,335	Series A, Rev., VRDO, 0.050%, 09/08/14	66,335
34,435	Series B, Rev., VRDO, 0.040%, 09/08/14	34,435
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust Co., 0.060%, 09/08/14	28,915
	University of North Carolina, University Hospital at Chapel Hill,
29,585	Series A, Rev., VRDO, 0.040%, 09/02/14	29,585
9,200	Series A, Rev., VRDO, 0.060%, 09/08/14	9,200
39,825	Series B, Rev., VRDO, 0.040%, 09/02/14	39,825
21,935	Series B, Rev., VRDO, 0.040%, 09/08/14	21,935

		733,755

	Ohio — 0.7%
29,685	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/02/14	29,685
700	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.030%, 09/08/14	700
17,257	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-327, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	17,257
11,425	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	11,425
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.020%, 09/02/14	5,495
9,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources Inc. Project, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.080%, 09/08/14	9,500
500	Ohio State University, Rev., VRDO, 0.040%, 09/08/14	500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — continued
12,300	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 09/02/14	12,300
	State of Ohio, Infrastructure Improvement,
14,645	Series A, GO, VRDO, 0.050%, 09/08/14	14,645
40,970	Series B, GO, VRDO, 0.050%, 09/08/14	40,970

		142,477

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.060%, 09/02/14	18,355
17,045	Series D2, Rev., VRDO, 0.060%, 09/02/14	17,045
19,700	Series D3, Rev., VRDO, 0.060%, 09/02/14	19,700
3,425	Series D4, Rev., VRDO, 0.060%, 09/02/14	3,425
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	10,490

		69,015

	Oregon — 0.3%
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/08/14	15,450
6,290	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement - Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 09/08/14	6,290
17,300	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/02/14	17,300
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.060%, 09/08/14	5,100
7,800	Portland City Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment Project, Series 2005, Rev., VRDO, AMT, LIQ: FHLMC, 0.050%, 09/08/14	7,800

		51,940

	Pennsylvania — 2.7%
13,455	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 09/02/14	13,455
	Bucks County IDA, Grand View Hospital,
11,500	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	11,500

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — continued
7,500	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/08/14	7,500
20,230	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 09/08/14 (e)	20,230
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.040%, 09/08/14	23,700
	County of Montour, Geisinger Authority, Health System,
32,995	Series B, Rev., VRDO, 0.030%, 09/02/14	32,995
29,355	Series B, Rev., VRDO, 0.030%, 09/02/14	29,355
20,300	Dallastown Area School District, GO, 1.256%, 09/28/14	20,416
33,450	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	33,450
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 09/08/14 (e)	17,155
	Deutsche Bank Spears/Lifers Trust, Various States,
13,235	Series DB-325, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	13,235
30,280	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/08/14 (e)	30,280
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	34,760
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	17,080
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	44,500
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
29,770	Series 79B, Rev., VRDO, AMT, 0.050%, 09/08/14	29,770

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — continued
22,645	Series 85C, Rev., VRDO, AMT, 0.050%, 09/08/14	22,645
29,705	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	29,705
20,000	Pittsburgh Water & Sewer Authority, Rev., VRDO, LOC: Royal Bank of Canada, 0.040%, 09/08/14	20,000
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-36, Rev., LOC: Royal Bank of Canada, 0.050%, 09/08/14 (e)	20,000
31,145	St. Mary Hospital Authority, Catholic Health Initiatives, Series C, Rev., VRDO, 0.050%, 09/08/14	31,145

		510,091

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	13,765
1,795	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/08/14	1,795
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.070%, 09/08/14	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.070%, 09/08/14	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.030%, 09/02/14	450

		54,260

	South Carolina — 0.1%
8,430	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	8,430
7,945	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	7,945
500	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/08/14	500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — continued
2,075	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 09/08/14 (p)	2,075
9,600	Town of Mount Pleasant, Waterworks and Sewer System, Series B, Rev., VRDO, 0.060%, 09/08/14	9,600

		28,550

	South Dakota — 0.2%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
19,200	Series C-1, Rev., VRDO, 0.130%, 09/08/14	19,200
12,900	Series C-2, Rev., VRDO, 0.100%, 09/08/14	12,900

		32,100

	Tennessee — 1.0%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.060%, 09/08/14	37,560
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.060%, 09/08/14	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.050%, 09/08/14	14,675
	Nashville & Davidson County Metropolitan Government,
30,000	Series A-1, 0.090%, 10/15/14	30,000
47,500	Series A-1, 0.100%, 12/08/14	47,500
3,645	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	3,645

		183,380

	Texas — 10.0%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	9,100
53,725	City of Austin, Airport System, Series A, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking, 0.080%, 09/08/14	53,725
49,920	City of Austin, Travis and Williamson Counties, Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/08/14	49,920

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
21,000	City of Houston, Combined Utility System, First Lien, Series B, Rev., VRDO, LOC: Bank of New York Mellon, 0.040%, 09/08/14	21,000
	County of Harris,
30,000	Series A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/08/14 (e)	30,000
200,203	Series C, 0.060%, 09/09/14	200,203
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.060%, 09/08/14	24,225
48,065	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/08/14	48,065
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.050%, 09/08/14	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
13,485	Series DB-292, Rev., LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	13,485
24,780	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	24,780
22,140	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.080%, 09/08/14 (e)	22,140
40,590	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14	40,590
103,490	Series DB-620, Rev., AGC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	103,490
15,575	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	15,575
9,765	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	9,765
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
24,800	Rev., VRDO, 0.020%, 09/02/14	24,800
1,300	Rev., VRDO, 0.040%, 09/02/14	1,300
	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project,
22,250	Rev., VRDO, 0.020%, 09/02/14	22,250
12,300	Rev., VRDO, 0.020%, 09/02/14	12,300

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
	Harris County Industrial Development Corp., Pollution Control,
25,100	Rev., VRDO, 0.020%, 09/02/14	25,100
14,000	Rev., VRDO, 0.020%, 09/02/14	14,000
15,000	Harris County Industrial Development Corp., Solid Waste Disposal, Exxon Project, Rev., VRDO, 0.020%, 09/02/14	15,000
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 09/08/14 (e)	37,730
600	Jefferson County Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.140%, 09/08/14	600
6,800	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.020%, 09/02/14	6,800
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.040%, 09/02/14	1,335
3,450	Series A, Rev., VRDO, 0.030%, 09/02/14	3,450
4,950	Series A-2, Rev., VRDO, 0.030%, 09/02/14	4,950
7,200	Series B, Rev., VRDO, 0.050%, 09/02/14	7,200
130	Subseries A-3, Rev., VRDO, 0.030%, 09/02/14	130
5,050	Subseries B-4, Rev., VRDO, 0.040%, 09/02/14	5,050
16,700	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Corp. Project, Rev., VRDO, 0.020%, 09/02/14	16,700
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.030%, 09/08/14	20,000
6,750	North Texas Tollway Authority, Rev., LIQ: Citibank N.A., 0.080%, 09/08/14 (e)	6,750
8,400	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/08/14	8,400
470,000	State of Texas, Rev., TRAN, 1.500%, 08/31/15 (w)	476,375
	State of Texas, Veterans,
77,705	Series A, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/08/14	77,705
75,000	Series A, GO, VRDO, 0.050%, 09/08/14	75,000
67,735	Series C, GO, VRDO, 0.050%, 09/08/14	67,735
	State of Texas, Veterans Housing Assistance Program,
28,785	GO, VRDO, 0.040%, 09/08/14	28,785
25,000	Series C-2, GO, VRDO, 0.060%, 09/08/14	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
5,970	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.110%, 09/08/14	5,970
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.060%, 09/08/14	55,250
18,500	Series B, Rev., VRDO, 0.060%, 09/08/14	18,500
7,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	7,000
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/08/14 (w)	10,625
8,950	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 09/08/14	8,950
840	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/08/14	840
19,600	Texas Transportation Commission, Mobility, Series B, GO, VRDO, 0.050%, 09/08/14	19,600
	University of Texas,
25,000	Series A, 0.070%, 10/02/14	25,000
20,000	Series A, 0.070%, 10/07/14	20,000
	University of Texas System, Board of Regents, Permanent University Fund,
12,155	Series A, Rev., VRDO, 0.030%, 09/08/14	12,155
49,735	Series A, Rev., VRDO, 0.030%, 09/08/14	49,735
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 09/08/14 (e)	9,495

		1,898,628

	Utah — 0.5%
23,700	Central Utah Water Conservancy District, Series A, GO, VRDO, 0.090%, 09/08/14	23,700
25,000	County of Emery, Pollution Control, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	25,000
9,860	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	9,860
21,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-847, Rev., LIQ: Bank of America N.A., 0.120%, 09/08/14 (e)	21,560

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — continued
	Utah Housing Finance Agency, Single Family Mortgage,
5,745	Series D-1, Rev., VRDO, AMT, 0.090%, 09/08/14	5,745
5,910	Series E-1, Rev., VRDO, AMT, 0.090%, 09/08/14	5,910
5,650	Series F-2, Class I, Rev., VRDO, 0.050%, 09/08/14	5,650

		97,425

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.060%, 09/08/14	15,475
38,700	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	38,700

		54,175

	Virginia — 2.0%
950	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/08/14	950
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.040%, 09/08/14	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
86,435	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/08/14	86,435
18,029	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 09/08/14	18,029
18,730	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/08/14	18,730
22,095	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/08/14	22,095
11,885	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/08/14	11,885
	Loudoun County IDA, Howard Hughes Medical,
36,900	Series C, Rev., VRDO, 0.040%, 09/08/14	36,900
16,000	Series D, Rev., VRDO, 0.040%, 09/08/14	16,000
34,435	Series E, Rev., VRDO, 0.030%, 09/08/14	34,435
33,005	Series F, Rev., VRDO, 0.030%, 09/08/14	33,005
7,845	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/02/14	7,845

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Virginia — continued
30,000	Suffolk EDA, Hospital Facilities, EAGLE, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 09/08/14 (e)	30,000
2,875	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.030%, 09/02/14	2,875
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.030%, 09/02/14	34,865

		376,979

	Washington — 1.1%
7,500	Austin Trust, Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/08/14 (e)	7,500
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.040%, 09/08/14	17,000
33,530	County of King Housing Authority, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/14	33,530
20,300	County of King, Bellevue School District No. 405, GO, 5.000%, 12/01/14	20,543
	County of King, Multi-Modal Limited Tax, Sewer,
32,250	Series A, GO, VRDO, 0.030%, 09/08/14	32,250
10,500	Series B, GO, VRDO, 0.040%, 09/08/14	10,500
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 09/08/14	27,800
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	10,580
475	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	475
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.040%, 09/02/14 (e)	10,000
4,110	Washington Economic Development Finance Authority, Novelty Hill Properties LLC Project, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	4,110
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/08/14	2,935
215	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/02/14	215

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — continued
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 09/08/14	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/08/14	13,600
8,095	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.070%, 09/08/14	8,095
4,450	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/08/14	4,450

		206,128

	West Virginia — 0.2%
44,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Kentucky Power Company, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 09/08/14	44,000

	Wisconsin — 1.7%
	State of Wisconsin,
69,589	0.090%, 10/01/14 (m)	69,589
40,000	0.090%, 10/07/14	40,000
21,000	0.100%, 11/03/14	21,000
130,610	0.110%, 12/01/14	130,610
22,500	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc. Obligated Group, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/02/14	22,500
	Wisconsin Housing & EDA, Home Ownership,
3,845	Series A, Rev., VRDO, 0.070%, 09/08/14	3,845
32,830	Series D, Rev., VRDO, AMT, 0.070%, 09/08/14	32,830

		320,374

	Wyoming — 0.5%
20,000	City of Kemmerer, PCR, Exxon Project, Series 1984, Rev., VRDO, 0.020%, 09/02/14	20,000
	County of Lincoln, PCR, Exxon Project,
15,600	Series A, Rev., VRDO, 0.020%, 09/02/14	15,600
2,325	Series B, Rev., VRDO, 0.020%, 09/02/14	2,325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wyoming — continued
32,200	County of Sweetwater, Wyoming Pollution Control, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.050%, 09/08/14	32,200
17,800	Lincoln County, PCR, Exxon Project, Series B, Rev., VRDO, 0.020%, 09/02/14	17,800

		87,925

	Total Municipal Bonds (Cost $18,350,517)	18,350,517

SHARES
Variable Rate Demand Preferred Shares — 5.4%
34,200	BlackRock Muni Income Investment Trust, LIQ: Barclays Bank plc, 0.140%, 09/08/14 # (e)	34,200
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.140%, 09/08/14 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Barclays Bank plc, 0.130%, 09/08/14 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, LIQ: Barclays Bank plc, 0.130%, 09/08/14 # (e)	27,600
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.130%, 09/08/14 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.200%, 09/08/14 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
10,000	LIQ: Barclays Bank plc, 0.130%, 09/08/14 # (e)	10,000
59,200	LIQ: Morgan Stanley Bank, 0.200%, 09/08/14 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 09/08/14 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 09/08/14 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.120%, 09/08/14 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.140%, 09/08/14 # (e)	193,800

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.140%, 09/08/14 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.170%, 09/08/14 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.130%, 09/08/14 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 09/08/14 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 09/08/14 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.140%, 09/08/14 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.150%, 09/08/14 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.140%, 09/08/14 # (e)	96,700

SHARES	SECURITY DESCRIPTION	VALUE($)

40,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.140%, 09/08/14 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.140%, 09/08/14 # (e)	40,000
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.150%, 09/08/14 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $1,021,000)	1,021,000

	Total Investments — 102.4% (Cost $19,371,517)*	19,371,517
	Liabilities in Excess of Other Assets — (2.4)%	(458,454)

	NET ASSETS — 100.0%	$18,913,063

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.4% (n)
	California — 0.7%
20,000	California Statewide Communities Development Authority, Series 2008-C, 0.150%, 02/02/15 (m)	20,000

	Florida — 0.8%
22,000	Gainesville Utility Systems, Series C, 0.170%, 11/06/14	22,000

	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, Series 1994, 0.140%, 12/01/14	34,000

	Nebraska — 1.3%
	Lincoln City Electric System, Series 1995,
20,000	0.080%, 11/17/14	20,000
15,500	0.090%, 09/02/14 (m)	15,500

		35,500

	Tennessee — 0.4%
12,500	Metropolitan Government of Nashville & Davidson County, 0.130%, 10/07/14	12,500

	Total Commercial Paper (Cost $124,000)	124,000

Daily Demand Notes — 12.7%
	Florida — 0.9%
600	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.020%, 09/02/14	600
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 09/02/14 (e)	24,275

		24,875

	Georgia — 0.5%
15,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.090%, 09/02/14	15,000

	Illinois — 0.3%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.190%, 09/02/14	7,300

	Iowa — 0.5%
13,540	City of Iowa, Rev., VRDO, 0.080%, 09/02/14	13,540

	Michigan — 1.9%
905	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.110%, 09/02/14	905

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — continued
51,990	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.090%, 09/02/14	51,990

		52,895

	Mississippi — 0.5%
14,925	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series C, Rev., VRDO, 0.020%, 09/02/14	14,925

	Missouri — 0.0% (g)
1,620	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.050%, 09/02/14	1,620

	New York — 5.3%
1,000	Long Island Power Authority, Electric System, Rev., VRDO, LOC: Bayerische Landesbank, 0.060%, 09/02/14	1,000
28,235	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series A, Subseries A-2, Rev., VRDO, 0.020%, 09/02/14	28,235
20,000	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.030%, 09/02/14	20,000
50,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.030%, 09/02/14	50,000
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.070%, 09/02/14	36,900
14,220	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, 0.040%, 09/02/14	14,220

		150,355

	Oklahoma — 0.0% (g)
540	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.060%, 09/02/14	540

	Tennessee — 1.9%
	Clarksville Public Building Authority,
8,400	Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/02/14	8,400

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Tennessee — continued
8,755	Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/02/14	8,755
36,290	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/02/14	36,290

		53,445

	Texas — 0.9%
26,900	Port Arthur Navigation District, Pollution Control, Texaco, Inc. Project, Rev., VRDO, 0.020%, 09/02/14	26,900

	Total Daily Demand Notes (Cost $361,395)	361,395

Monthly Demand Note — 0.4%
	Virginia — 0.4%
10,000	Suffolk EDA, Hospital Facilities, EAGLE, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 09/08/14 (e) (Cost $10,000)	10,000

Municipal Bonds — 8.9%
	Georgia — 3.0%
85,700	County of DeKalb, GO, TAN, 1.000%, 12/31/14	85,928

	Kentucky — 0.5%
15,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/26/14	15,559

	Massachusetts — 0.6%
16,500	Wachusett Regional School District, GO, RAN, 1.250%, 05/29/15	16,607

	New Jersey — 1.5%
22,813	City of Rahway, GO, BAN, 1.500%, 08/07/15	23,031
7,756	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 2.000%, 01/15/15	7,798
10,885	County of Ocean, Township of Brick, Series B, GO, BAN, 1.500%, 09/26/14	10,892

		41,721

	New York — 1.9%
9,148	Allegany, Cattaraugus, Erie & Wyoming Counties, Yorkshire-Pioneer Central School District, GO, BAN, 1.250%, 07/21/15	9,224
12,500	Clarence Central School District, GO, TAN, 1.250%, 06/25/15	12,588
6,000	Suffolk County, East Quogue Union Free School District, GO, TAN, 1.500%, 06/26/15	6,052
20,000	Suffolk County, West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15 (w)	20,176

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
5,008	Town of Wallkill, County of Orange, Series C, GO, BAN, 1.250%, 08/05/15	5,044

		53,084

	Ohio — 1.4%
17,000	City of Marysville, Wastewater Treatment System, Limited Tax, GO, BAN, 1.250%, 05/28/15	17,112
5,500	County of Clermont, Union Township, Various Purpose, GO, BAN, 1.000%, 09/09/15 (w)	5,530
16,300	County of Montgomery, Dayton City School District, School Facilities Construction & Improvement, Series B, GO, 1.250%, 10/15/14	16,319

		38,961

	Total Municipal Bonds (Cost $251,860)	251,860

Quarterly Demand Notes — 2.0%
10,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1335, VRDO, AGM, LIQ: Deutsche Bank AG, 0.250%, 09/04/14 (e)	10,995
45,000	Jefferson County Industrial Development Corp., Hurricane Ike Disaster Area, Jefferson Refinery, L.L.C. Project, Rev., VAR, 0.600%, 10/15/14	45,000

	Total Quarterly Demand Notes (Cost $55,995)	55,995

Semi-Annual Demand Notes — 1.4%
	Missouri — 0.4%
11,255	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1311, VRDO, LIQ: Deutsche Bank AG, 0.250%, 09/04/14 (e)	11,255

	Virginia — 1.0%
	Virginia Housing Development Authority, MERLOTS,
15,875	Series B-18, Rev., VRDO, 0.170%, 09/17/14 (e)	15,875
12,750	Series C-42, Rev., VRDO, 0.170%, 09/24/14 (e)	12,750

		28,625

	Total Semi-Annual Demand Notes (Cost $39,880)	39,880

Weekly Demand Notes — 64.4%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VAR, BHAC-CR, FSA, 0.080%, 09/08/14 (e)	10,890

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Alaska — 0.6%
16,275	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	16,275

	Arizona — 0.3%
9,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1303, Rev., VAR, LIQ: Deutsche Bank AG, 0.250%, 09/08/14 (e)	9,995

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/08/14	15,000

	California — 2.8%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 09/08/14 (e)	17,900
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 09/08/14	15,000
30,200	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VAR, LIQ: FHLMC, 0.630%, 09/08/14	30,200
15,750	Wells Fargo Stage Trust, Various States, Series 15C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.100%, 09/08/14 (e)	15,750

		78,850

	Colorado — 5.4%
	City & County of Denver, Airport System,
6,700	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.080%, 09/08/14	6,700
20,200	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.080%, 09/08/14	20,200
12,700	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.060%, 09/08/14	12,700
25,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series B-3, Class I, Rev., VRDO, AMT, 0.070%, 09/08/14	25,000
	Deutsche Bank Spears/Lifers Trust, Various States,
18,100	Series DB-467, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	18,100
19,805	Series DBE-510, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	19,805
21,165	Series DBE-647, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.130%, 09/08/14 (e)	21,165
13,300	Series DBE-1129X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e) (w)	13,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — continued
17,600	RBC Municipal Products, Inc. Trust, Various States, Series C-11, GO, VRDO, LOC: Royal Bank of Canada, 0.120%, 09/08/14 (e)	17,600

		154,570

	Connecticut — 1.6%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
15,650	Series D, Rev., VRDO, 0.070%, 09/08/14	15,650
30,000	Series D, Subseries D-3, Rev., VRDO, AMT, 0.070%, 09/08/14	30,000

		45,650

	Delaware — 1.8%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.050%, 09/08/14	32,080
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, 0.350%, 09/08/14 (e)	1,255
18,265	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.630%, 09/08/14	18,265

		51,600

	District of Columbia — 1.2%
25,960	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	25,960
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.080%, 09/08/14 (e)	7,500

		33,460

	Florida — 3.4%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 09/08/14	17,800
24,866	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.150%, 09/08/14 (e)	24,866
15,240	Florida Housing Finance Corp., Multi- Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/08/14	15,240
13,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.160%, 09/08/14 (i)	13,460
14,635	South Florida Water Management District, Class A, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.070%, 09/08/14 (e)	14,635

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Florida — continued
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/08/14	11,270

		97,271

	Georgia — 1.4%
31,525	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.050%, 09/08/14	31,525
7,900	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.060%, 09/08/14 (e)	7,900

		39,425

	Illinois — 5.5%
	Deutsche Bank Spears/Lifers Trust, Various States,
15,646	Series DBE-660, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 09/08/14 (e)	15,646
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	31,420
87,465	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, 0.080%, 09/08/14	87,465
17,995	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series PT- 4702, Rev., VRDO, LIQ: Bank of America N.A., 0.220%, 09/08/14 (e)	17,995
4,000	Regional Transportation Authority, Series SGC-45, Class A, GO, VRDO, FGIC, LOC: Societe Generale, 0.060%, 09/08/14 (e)	4,000

		156,526

	Indiana — 0.1%
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/08/14	4,100

	Iowa — 0.7%
	Iowa Finance Authority, Multi-Family Housing,
10,470	Series A, Rev., VRDO, AMT, 0.060%, 09/08/14	10,470
8,535	Series B, Rev., VRDO, AMT, 0.060%, 09/08/14	8,535

		19,005

	Kansas — 0.7%
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.050%, 09/08/14	20,780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — 1.2%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/08/14	10,100
15,200	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.050%, 09/08/14	15,200
7,775	Kentucky Housing Corp., Series F, Rev., VRDO, AMT, 0.060%, 09/08/14	7,775

		33,075

	Louisiana — 0.2%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.190%, 09/08/14	4,600

	Maine — 1.0%
	Maine State Housing Authority,
10,300	Series D-3, Rev., VRDO, AMT, 0.050%, 09/08/14	10,300
17,485	Series G, Rev., VRDO, AMT, 0.050%, 09/08/14	17,485

		27,785

	Maryland — 0.8%
7,925	Austin Trust, Various States, Series 2007- 1023, Rev., VRDO, LIQ: Bank of America N.A., 0.150%, 09/08/14 (e)	7,925
15,180	Wells Fargo Stage Trust, Various States, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.100%, 09/08/14 (e)	15,180

		23,105

	Massachusetts — 0.4%
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, 0.060%, 09/08/14 (e)	11,165

	Michigan — 4.3%
	Detroit City School District,
2,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.300%, 09/08/14 (e)	2,575
12,000	Series 3308, GO, VRDO, AGM, Q- SBLF, LIQ: Credit Suisse, 0.300%, 09/08/14 (e)	12,000
5,815	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.200%, 09/08/14 (e)	5,815
5,000	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1317, Rev., VRDO, LIQ: Deutsche Bank AG, 0.248%, 09/08/14 (e)	5,000
30,280	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.070%, 09/08/14 (e)	30,280

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Michigan — continued
610	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.040%, 09/08/14	610
	Michigan State Housing Development Authority, Rental Housing,
32,110	Series A, Rev., VRDO, AMT, 0.070%, 09/08/14	32,110
7,130	Series C, Rev., VRDO, AMT, 0.060%, 09/08/14	7,130
	Michigan State Housing Development Authority, Single-Family Mortgage,
21,700	Series D-1, Rev., VRDO, AMT, 0.050%, 09/08/14	21,700
4,000	Series E, Rev., VRDO, AMT, 0.060%, 09/08/14	4,000
2,365	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	2,365

		123,585

	Missouri — 1.4%
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.190%, 09/08/14 (i)	20,000
20,000	Series C, Rev., VRDO, 0.190%, 09/08/14 (i)	20,000

		40,000

	New Jersey — 0.2%
6,550	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 09/08/14	6,550

	New York — 3.0%
10,000	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-1200, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 09/08/14 (e)	10,000
14,030	Eagle Tax-Exempt Trust, Series 2008- 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.100%, 09/08/14 (e)	14,030
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related- Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden- Wuerttemberg, 0.060%, 09/08/14	20,000
2,746	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14 (e)	2,746
15,000	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.060%, 09/08/14	15,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
22,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.060%, 09/08/14	22,400

		84,176

	North Carolina — 2.3%
12,000	City of Raleigh, Rev., VRDO, 0.150%, 09/08/14 (i)	12,000
6,570	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie- Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/08/14	6,570
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14 (e)	5,000
19,200	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.100%, 09/08/14 (e)	19,200
12,000	North Carolina Medical Care Commission, Hospital, Cone Health, Series B, Rev., VRDO, 0.170%, 09/08/14 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.070%, 09/08/14	9,800

		64,570

	North Dakota — 1.3%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 0.060%, 09/08/14	27,055
9,200	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Rev., VRDO, 0.070%, 09/08/14	9,200

		36,255

	Ohio — 3.4%
525	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/08/14	525
740	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 09/08/14	740
8,795	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/08/14	8,795

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Ohio — continued
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
700	Series D, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.040%, 09/08/14	700
30,700	Series F, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.070%, 09/08/14	30,700
29,655	Series I, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.070%, 09/08/14	29,655
95	Series J, Rev., VRDO, AMT, FHLMC, 0.070%, 09/08/14	95
22,535	Series N, Rev., VRDO, AMT, GNMA/FNMA COLL, 0.070%, 09/08/14	22,535
1,950	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International, Inc. Obligor, Series 1, Rev., VRDO, 0.050%, 09/08/14	1,950

		95,695

	Oregon — 0.6%
17,300	State of Oregon Economic Development, Georgia-Pacific Corp. 1998 Project, Series 187, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/08/14	17,300

	Pennsylvania — 1.3%
12,615	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.100%, 09/08/14	12,615
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 09/08/14 (e)	14,165
10,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2004- 85B, Rev., VRDO, AMT, 0.050%, 09/08/14	10,000

		36,780

	South Carolina — 0.2%
5,700	County of Cherokee, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 09/08/14	5,700

	South Dakota — 0.7%
18,700	South Dakota Housing Development Authority, Homeownership Mortgage, Series G, Rev., VRDO, 0.070%, 09/08/14	18,700

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.090%, 09/08/14	9,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — continued
11,170	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/08/14	11,170

		20,170

	Texas — 7.7%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.190%, 09/08/14	5,200
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.060%, 09/08/14	13,695
25,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.050%, 09/08/14	25,000
	Deutsche Bank Spears/Lifers Trust, Various States,
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	37,780
11,250	Series DBE-1182, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e) (w)	11,250
13,615	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/08/14	13,615
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.080%, 09/08/14 (e)	10,950
	State of Texas, Veterans’ Housing Assistance Program,
7,560	GO, VRDO, 0.060%, 09/08/14	7,560
29,280	Series A, GO, VRDO, 0.050%, 09/08/14	29,280
11,295	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLC, 0.110%, 09/08/14	11,295
12,500	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Baylor Health Care System Project, Series B, Rev., VAR, 0.180%, 09/08/14 (i)	12,500
23,665	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 0.070%, 09/08/14	23,665
4,900	Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/08/14	4,900

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — continued
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.060%, 09/08/14 (e)	12,000

		218,690

	Utah — 0.5%
	Utah Housing Corp., Single Family Mortgage,
3,665	Series A-2, Rev., VRDO, 0.090%, 09/08/14	3,665
1,915	Series B, Class I, Rev., VRDO, 0.090%, 09/08/14	1,915
6,830	Series C-2, Class I, Rev., VRDO, FHA, 0.090%, 09/08/14	6,830
2,225	Series D-2, Class I, Rev., VRDO, 0.090%, 09/08/14	2,225

		14,635

	Virginia — 4.0%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
46,760	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/08/14	46,760
17,280	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/08/14	17,280
17,535	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/08/14	17,535
11,500	Series M031, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/08/14	11,500
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,800	Series B, Rev., VRDO, 0.170%, 09/08/14 (i)	10,800
9,165	Series C, Rev., VRDO, 0.170%, 09/08/14 (i)	9,165

		113,040

	Washington — 1.0%
20,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.200%, 09/08/14 (i)	20,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/08/14	9,985

		29,985

	Wisconsin — 1.8%
16,795	Wells Fargo Stage Trust, Various States, Series 2C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.100%, 09/08/14 (e)	16,795
	Wisconsin Housing & EDA, Home Ownership,
31,475	Series A, Rev., VRDO, 0.070%, 09/08/14	31,475

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — continued
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 09/08/14	1,945

		50,215

	Total Weekly Demand Notes (Cost $1,829,173)	1,829,173

SHARES
Variable Rate Demand Preferred Shares — 6.2%
15,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.140%, 09/08/14 # (e)	15,000
22,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.130%, 09/08/14 # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.130%, 09/08/14 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 09/08/14 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.140%, 09/08/14 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank Trust Company Americas, 0.170%, 09/08/14 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, LIQ: Royal Bank of Canada, Inc., 0.130%, 09/08/14 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 09/08/14 # (e)	8,600
5,500	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.140%, 09/08/14 # (e)	5,500
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.150%, 09/08/14 # (e)	19,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.140%, 09/08/14 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $175,900)	175,900

	Total Investments — 100.4% (Cost $2,848,203)*	2,848,203
	Liabilities in Excess of Other Assets — (0.4)%	(10,110)

	NET ASSETS — 100.0%	$2,838,093

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	61

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
SCAGO	— South Carolina Association of Governmental Organizations
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2014.
XLCA	— Insured by XL Capital Assurance

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

†	Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent — At August 31, 2014, certain Funds had undivided interests in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent with a maturity date of September 2, 2014, as follows (Amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$400,000	$400,003	$412,000

Repurchase Agreements — August 31, 2014, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Barclays Capital, Inc.	0.060%	$400,000

At August 31, 2014, the Agency Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	0.000 to 48.565%	7/15/22 to 9/15/43
Federal National Mortgage Association	0.030 to 15.380%	4/25/18 to 5/25/44
Government National Mortgage Association	4.095 to 13.435%	12/20/28 to 4/16/44

††	Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent — At August 31, 2014, certain Funds had undivided interests in Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent with a maturity date of September 2, 2014, as follows (Amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$250,000	$250,001	$255,000

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

Repurchase Agreements – August 31, 2014, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Barclays Capital, Inc.	0.040%	$250,000

At August 31, 2014, the Treasury Joint Trading Account #1, J.P. Morgan Investment Management Inc., as agent was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000 to 0.500%	4/15/15 to 5/15/42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$103,725,748		$16,894,253	$38,527,805	$6,835,631
Repurchase agreements, at value	6,121,750		919,900	14,301,760	7,707,564

Total investment securities, at value	109,847,498		17,814,153	52,829,565	14,543,195
Cash	1		—	26	—
Receivables:
Investment securities sold	—		—	—	761,956
Interest from non-affiliates	29,589		3,993	13,296	26,848
Prepaid expenses	—		—	258	—

Total Assets	109,877,088		17,818,146	52,843,145	15,331,999

LIABILITIES:
Payables:
Due to custodian	—		1	—	—
Distributions	1,707		148	266	—
Fund shares redeemed	11		—	—	—
Accrued liabilities:
Investment advisory fees	7,364		1,160	16	5
Administration fees	6,444		1,015	2,727	586
Shareholder servicing fees	2,277		443	—	2
Distribution fees	—	(a)	10	1	—
Custodian and accounting fees	2,046		546	1,212	324
Trustees’ and Chief Compliance Officer’s fees	7		3	48	2
Audit fees	86		66	29	62
Transfer agent fees	380		137	290	89
Printing and mailing costs	663		777	300	86
Proxy fees	1,174		—	—	—
Other	425		28	—	8

Total Liabilities	22,584		4,334	4,889	1,164

Net Assets	$109,854,504		$17,813,812	$52,838,256	$15,330,835

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$109,854,434	$17,814,007	$52,838,954	$15,331,101
Accumulated undistributed (distributions in excess of) net investment income	(407)	(305)	(988)	(456)
Accumulated net realized gains (losses)	477	110	290	190

Total Net Assets	$109,854,504	$17,813,812	$52,838,256	$15,330,835

Net Assets:
Class B	$695	$1,804	$—	$168
Class C	17,613	618,088	—	140,859
Agency	7,588,835	109,583	6,481,269	2,321,697
Capital	58,329,229	3,568,022	26,747,403	—
Cash Management	1,071,062	—	—	—
Direct	2,227,623	—	317,558	1,596,023
Eagle Class	352,343	—	1,689,578	100
E*Trade	—	6,648,105	—	—
IM	114,041	—	566,518	2,535,470
Institutional Class	32,374,636	4,487,675	6,697,614	6,411,696
Investor	935,058	110,651	3,258,449	216,327
Morgan	2,246,850	1,773,813	2,456,771	727,922
Premier	1,777,214	212,027	3,682,105	458,457
Reserve	1,157,306	172,950	119,491	922,016
Service	1,661,999	111,094	821,500	100

Total	$109,854,504	$17,813,812	$52,838,256	$15,330,835

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class B	694	1,804	—	168
Class C	17,612	618,087	—	140,867
Agency	7,588,810	109,583	6,481,538	2,321,657
Capital	58,329,193	3,568,032	26,746,394	—
Cash Management	1,071,048	—	—	—
Direct	2,227,616	—	317,620	1,596,125
Eagle Class	352,345	—	1,689,607	100
E*Trade	—	6,648,111	—	—
IM	114,040	—	566,498	2,535,332
Institutional Class	32,374,617	4,487,672	6,697,973	6,411,958
Investor	935,054	110,654	3,259,081	216,347
Morgan	2,246,826	1,773,820	2,456,734	727,963
Premier	1,777,189	212,026	3,682,382	458,520
Reserve	1,157,284	172,951	119,480	922,072
Service	1,661,964	111,095	821,618	100
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$103,725,748	$16,894,253	$38,527,805	$6,835,631
Cost of repurchase agreements	6,121,750	919,900	14,301,760	7,707,564

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,404,162		$22,964,720		$19,371,517		$2,848,203
Cash	7		1		68		—
Receivables:
Investment securities sold	—		—		13,081		14,442
Fund shares sold	9,338		—		—		—
Interest from non-affiliates	3,282		48,579		6,423		1,607
Due from Adviser	469		—		—		—
Prepaid expenses	93		—		—		—

Total Assets	4,417,351		23,013,300		19,391,089		2,864,252

LIABILITIES:
Payables:
Due to custodian	—		—		—		1
Distributions	20		—		142		1
Investment securities purchased	—		—		476,375		25,706
Fund shares redeemed	3,423		—		—		—
Accrued liabilities:
Investment advisory fees	—		—	(a)	—	(a)	70
Administration fees	—	(a)	400		713		169
Custodian and accounting fees	79		418		338		69
Trustees’ and Chief Compliance Officer’s fees	8		23		12		—
Printing and mailing costs	513		135		131		103
Proxy fees	—	(a)	266		272		—
Other	77		193		43		40

Total Liabilities	4,120		1,435		478,026		26,159

Net Assets	$4,413,231		$23,011,865		$18,913,063		$2,838,093

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$4,413,322	$23,011,880	$18,911,654	$2,837,972
Accumulated undistributed (distributions in excess of) net investment income	(155)	(455)	(9)	3
Accumulated net realized gains (losses)	64	440	1,418	118

Total Net Assets	$4,413,231	$23,011,865	$18,913,063	$2,838,093

Net Assets:
Agency	$238,559	$2,041,117	$284,308	$60,320
Capital	—	8,812,296	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,265,515	—
E*Trade	—	—	—	1,977,317
Institutional Class	3,817,906	9,709,341	10,946,618	184,363
Morgan	103,820	1,281,146	121,464	270,257
Premier	250,585	1,125,627	2,228,381	45,519
Reserve	2,361	42,238	4,066,677	10,845
Service	—	100	—	289,472

Total	$4,413,231	$23,011,865	$18,913,063	$2,838,093

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	238,592	2,041,185	284,282	60,316
Capital	—	8,812,209	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,265,400	—
E*Trade	—	—	—	1,977,224
Institutional Class	3,818,331	9,709,226	10,945,411	184,351
Morgan	103,832	1,281,174	121,447	270,248
Premier	250,613	1,125,658	2,228,186	45,517
Reserve	2,361	42,237	4,066,375	10,844
Service	—	100	—	289,463
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$4,404,162	$22,964,720	$19,371,517	$2,848,203

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$122,195	$20,840		$21,216	$4,934
Income from interfund lending (net)	—	5		—	—

Total investment income	122,195	20,845		21,216	4,934

EXPENSES:
Investment advisory fees	44,672	7,065		21,014	6,074
Administration fees	39,082	6,182		18,387	5,314
Distribution fees	9,526	22,718		6,076	2,049
Shareholder servicing fees	53,056	17,747		34,959	10,364
Custodian and accounting fees	1,343	426		892	186
Professional fees	614	132		212	84
Trustees’ and Chief Compliance Officer’s fees	573	88		294	79
Printing and mailing costs	447	821		263	83
Registration and filing fees	391	106		157	114
Transfer agent fees	1,465	300		631	203
Other	2,942	54		224	96

Total expenses	154,111	55,639		83,109	24,646

Less amounts waived	(46,790)	(38,149)		(64,492)	(19,711)
Less earnings credits	(5)	—	(a)	(28)	(1)

Net expenses	107,316	17,490		18,589	4,934

Net investment income (loss)	14,879	3,355		2,627	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	295	59		27	13

Change in net assets resulting from operations	$15,174	$3,414		$2,654	$13

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,556	$5,902	$8,902	$2,224

EXPENSES:
Investment advisory fees	1,768	9,472	7,652	1,144
Administration fees	1,547	8,288	6,694	1,001
Distribution fees	51	816	7,075	6,955
Shareholder servicing fees	2,665	13,107	17,774	4,115
Custodian and accounting fees	55	272	249	55
Interest expense to affiliates	—	—	1	—
Professional fees	46	154	124	48
Trustees’ and Chief Compliance Officer’s fees	25	133	107	12
Printing and mailing costs	227	115	76	117
Registration and filing fees	37	59	19	43
Transfer agent fees	86	248	182	45
Other	715	698	526	9

Total expenses	7,222	33,362	40,479	13,544

Less amounts waived	(5,418)	(27,460)	(32,533)	(11,457)
Less expense reimbursements	(469)	—	—	—

Net expenses	1,335	5,902	7,946	2,087

Net investment income (loss)	221	—	956	137

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	13	23	1,359	193

Change in net assets resulting from operations	$234	$23	$2,315	$330

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,879	$49,236	$3,355	$6,059
Net realized gain (loss)	295	702	59	96

Change in net assets resulting from operations	15,174	49,938	3,414	6,155

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	— (a)	— (a)	— (a)
From net realized gains	—	— (a)	—	— (a)
Class C
From net investment income	(1)	(2)	(29)	(39)
From net realized gains	—	— (a)	—	(2)
Agency
From net investment income	(375)	(1,043)	(4)	(12)
From net realized gains	—	(88)	—	— (a)
Capital
From net investment income	(11,712)	(38,915)	(1,027)	(2,282)
From net realized gains	—	(755)	—	(17)
Cash Management
From net investment income	(44)	(72)	—	—
From net realized gains	—	(8)	—	—
Direct
From net investment income	(437)	(207)	—	—
From net realized gains	—	(10)	—	—
Eagle Class
From net investment income	(17)	(40)	—	—
From net realized gains	—	(4)	—	—
E*Trade
From net investment income	—	—	(1,582)	(2,386)
From net realized gains	—	—	—	(22)
IM
From net investment income	(112)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Institutional Class
From net investment income	(1,820)	(8,119)	(586)	(987)
From net realized gains	—	(335)	—	(11)
Investor
From net investment income	(42)	(49)	(11)	(65)
From net realized gains	—	(6)	—	(2)
Morgan
From net investment income	(113)	(247)	(93)	(245)
From net realized gains	—	(27)	—	(10)
Premier
From net investment income	(97)	(226)	(7)	(11)
From net realized gains	—	(22)	—	— (a)
Reserve
From net investment income	(65)	(142)	(10)	(19)
From net realized gains	—	(15)	—	(1)
Service
From net investment income	(87)	(174)	(6)	(13)
From net realized gains	—	(20)	—	— (a)

Total distributions to shareholders	(14,922)	(50,526)	(3,355)	(6,124)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,073,854)	6,353,829	895,174	5,150,015

NET ASSETS:
Change in net assets	(6,073,602)	6,353,241	895,233	5,150,046
Beginning of period	115,928,106	109,574,865	16,918,579	11,768,533

End of period	$109,854,504	$115,928,106	$17,813,812	$16,918,579

Accumulated undistributed (distributions in excess of) net investment income	$(407)	$(364)	$(305)	$(305)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,627	$5,915	$—	$— (a)
Net realized gain (loss)	27	824	13	178

Change in net assets resulting from operations	2,654	6,739	13	178

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Class C
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Agency
From net investment income	(348)	(1,039)	—	(2)
From net realized gains	—	(144)	—	(9)
Capital
From net investment income	(1,261)	(2,667)	—	—
From net realized gains	—	(408)	—	—
Direct
From net investment income	(19)	(37)	—	(2)
From net realized gains	—	(4)	—	(5)
Eagle Class
From net investment income	(89)	(200)	—	— (a)
From net realized gains	—	(28)	—	— (a)
IM
From net investment income	(29)	(38)	—	(2)
From net realized gains	—	(7)	—	(5)
Institutional Class
From net investment income	(370)	(708)	—	(6)
From net realized gains	—	(105)	—	(21)
Investor
From net investment income	(169)	(450)	—	— (a)
From net realized gains	—	(60)	—	(1)
Morgan
From net investment income	(118)	(253)	—	— (a)
From net realized gains	—	(36)	—	(2)
Premier
From net investment income	(178)	(428)	—	— (a)
From net realized gains	—	(60)	—	(1)
Reserve
From net investment income	(3)	(4)	—	(1)
From net realized gains	—	(1)	—	(3)
Service
From net investment income	(43)	(91)	—	— (a)
From net realized gains	—	(14)	—	— (a)

Total distributions to shareholders	(2,627)	(6,782)	—	(60)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(554,754)	(7,768,906)	(573,286)	1,232,544

NET ASSETS:
Change in net assets	(554,727)	(7,768,949)	(573,273)	1,232,662
Beginning of period	53,392,983	61,161,932	15,904,108	14,671,446

End of period	$52,838,256	$53,392,983	$15,330,835	$15,904,108

Accumulated undistributed (distributions in excess of) net investment income	$(988)	$(988)	$(456)	$(456)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$221	$417	$—	$—
Net realized gain (loss)	13	74	23	517

Change in net assets resulting from operations	234	491	23	517

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(12)	(25)	—	(4)
From net realized gains	—	(3)	—	(42)
Capital
From net investment income	—	—	—	(14)
From net realized gains	—	—	—	(190)
Institutional Class
From net investment income	(190)	(347)	—	(15)
From net realized gains	—	(51)	—	(184)
Morgan
From net investment income	(5)	(11)	—	(3)
From net realized gains	—	(1)	—	(33)
Premier
From net investment income	(14)	(33)	—	(2)
From net realized gains	—	(5)	—	(25)
Reserve
From net investment income	— (a)	(1)	—	— (a)
From net realized gains	—	— (a)	—	(1)
Service
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	(221)	(477)	—	(513)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(32,439)	488,970	(392,850)	(1,158,441)

NET ASSETS:
Change in net assets	(32,426)	488,984	(392,827)	(1,158,437)
Beginning of period	4,445,657	3,956,673	23,404,692	24,563,129

End of period	$4,413,231	$4,445,657	$23,011,865	$23,404,692

Accumulated undistributed (distributions in excess of) net investment income	$(155)	$(155)	$(455)	$(455)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$956	$1,636	$137	$266
Net realized gain (loss)	1,359	824	193	78

Change in net assets resulting from operations	2,315	2,460	330	344

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(18)	(29)	(2)	(4)
From net realized gains	—	(31)	—	—
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class
From net investment income	(65)	(134)	—	—
From net realized gains	—	(133)	—	—
E*Trade
From net investment income	—	—	(100)	(194)
Institutional Class
From net investment income	(535)	(605)	(8)	(41)
From net realized gains	—	(771)	—	—
Morgan
From net investment income	(10)	(27)	(12)	(14)
From net realized gains	—	(27)	—	—
Premier
From net investment income	(114)	(350)	(2)	(2)
From net realized gains	—	(415)	—	—
Reserve
From net investment income	(214)	(486)	(1)	(2)
From net realized gains	—	(457)	—	—
Service
From net investment income	—	—	(12)	(9)

Total distributions to shareholders	(956)	(3,465)	(137)	(266)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(531,230)	236,978	(60,052)	59,134

NET ASSETS:
Change in net assets	(529,871)	235,973	(59,859)	59,212
Beginning of period	19,442,934	19,206,961	2,897,952	2,838,740

End of period	$18,913,063	$19,442,934	$2,838,093	$2,897,952

Accumulated undistributed (distributions in excess of) net investment income	$(9)	$(9)	$3	$3

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$41	$328	$86	$677
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(205)	(1,356)	(568)	(2,034)

Change in net assets resulting from Class B capital transactions	$(164)	$(1,028)	$(482)	$(1,357)

Class C
Proceeds from shares issued	$7,628	$40,993	$224,341	$643,314
Distributions reinvested	1	2	29	41
Cost of shares redeemed	(7,675)	(32,424)	(276,911)	(337,174)

Change in net assets resulting from Class C capital transactions	$(46)	$8,571	$(52,541)	$306,181

Agency
Proceeds from shares issued	$164,769,101	$356,924,268	$337,955	$599,080
Distributions reinvested	57	282	2	6
Cost of shares redeemed	(164,745,700)	(356,891,630)	(300,329)	(649,518)

Change in net assets resulting from Agency capital transactions	$23,458	$32,920	$37,628	$(50,432)

Capital
Proceeds from shares issued	$316,555,322	$719,046,984	$9,301,124	$20,935,658
Distributions reinvested	4,348	17,012	812	1,698
Cost of shares redeemed	(326,424,318)	(719,011,509)	(9,529,183)	(19,948,333)

Change in net assets resulting from Capital capital transactions	$(9,864,648)	$52,487	$(227,247)	$989,023

Cash Management
Proceeds from shares issued	$1,684,219	$2,249,680	$—	$—
Distributions reinvested	42	78	—	—
Cost of shares redeemed	(1,366,858)	(2,198,538)	—	—

Change in net assets resulting from Cash Management capital transactions	$317,403	$51,220	$—	$—

Direct
Proceeds from shares issued	$2,444,225	$2,831,185	$—	$—
Distributions reinvested	—	10	—	—
Cost of shares redeemed	(1,812,648)	(1,989,344)	—	—

Change in net assets resulting from Direct capital transactions	$631,577	$841,851	$—	$—

Eagle Class
Proceeds from shares issued	$254,292	$572,980	$—	$—
Distributions reinvested	17	44	—	—
Cost of shares redeemed	(275,291)	(630,866)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(20,982)	$(57,842)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$1,586,574	$4,430,167
Distributions reinvested	—	—	1,582	2,408
Cost of shares redeemed	—	—	(862,145)	(957,157)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$726,011	$3,475,418

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$3,225,801	$—	$—	$—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	(3,111,861)	— (a)	—	—

Change in net assets resulting from IM capital transactions	$113,940	$— (a)	$—	$—

Institutional Class
Proceeds from shares issued	$63,635,420	$140,245,008	$18,145,770	$26,731,713
Distributions reinvested	303	2,281	142	133
Cost of shares redeemed	(60,400,168)	(134,603,869)	(16,559,256)	(26,365,272)

Change in net assets resulting from Institutional Class capital transactions	$3,235,555	$5,643,420	$1,586,656	$366,574

Investor
Proceeds from shares issued	$421,201	$662,077	$1,178,602	$9,694,350
Distributions reinvested	42	55	1	56
Cost of shares redeemed	(179,108)	(372,537)	(1,821,776)	(9,508,265)

Change in net assets resulting from Investor capital transactions	$242,135	$289,595	$(643,173)	$186,141

Morgan
Proceeds from shares issued	$59,406,023	$136,511,609	$1,713,557	$8,389,839
Distributions reinvested	63	155	84	240
Cost of shares redeemed	(59,492,159)	(136,728,722)	(2,307,328)	(8,494,856)

Change in net assets resulting from Morgan capital transactions	$(86,073)	$(216,958)	$(593,687)	$(104,777)

Premier
Proceeds from shares issued	$20,783,300	$60,901,255	$585,325	$965,328
Distributions reinvested	32	102	1	2
Cost of shares redeemed	(21,027,494)	(61,420,103)	(504,033)	(989,372)

Change in net assets resulting from Premier capital transactions	$(244,162)	$(518,746)	$81,293	$(24,042)

Reserve
Proceeds from shares issued	$29,384,255	$92,338,737	$21,641,876	$41,580,858
Distributions reinvested	53	117	1	4
Cost of shares redeemed	(29,653,651)	(92,361,282)	(21,653,800)	(41,574,017)

Change in net assets resulting from Reserve capital transactions	$(269,343)	$(22,428)	$(11,923)	$6,845

Service
Proceeds from shares issued	$680,392	$1,727,149	$9,802,421	$22,726,885
Distributions reinvested	87	194	2	4
Cost of shares redeemed	(832,983)	(1,476,576)	(9,809,784)	(22,726,448)

Change in net assets resulting from Service capital transactions	$(152,504)	$250,767	$(7,361)	$441

Total change in net assets resulting from capital transactions	$(6,073,854)	$6,353,829	$895,174	$5,150,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class B
Issued	41	328	86	675
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(205)	(1,356)	(568)	(2,033)

Change in Class B Shares	(164)	(1,028)	(482)	(1,358)

Class C
Issued	7,628	40,993	224,341	643,327
Reinvested	1	2	29	41
Redeemed	(7,675)	(32,424)	(276,911)	(337,171)

Change in Class C Shares	(46)	8,571	(52,541)	306,197

Agency
Issued	164,769,101	356,924,268	337,955	599,073
Reinvested	57	282	2	6
Redeemed	(164,745,700)	(356,891,630)	(300,329)	(649,518)

Change in Agency Shares	23,458	32,920	37,628	(50,439)

Capital
Issued	316,555,322	719,046,984	9,301,124	20,935,700
Reinvested	4,348	17,012	812	1,698
Redeemed	(326,424,318)	(719,011,509)	(9,529,183)	(19,948,333)

Change in Capital Shares	(9,864,648)	52,487	(227,247)	989,065

Cash Management
Issued	1,684,219	2,249,680	—	—
Reinvested	42	78	—	—
Redeemed	(1,366,858)	(2,198,538)	—	—

Change in Cash Management Shares	317,403	51,220	—	—

Direct
Issued	2,444,225	2,831,185	—	—
Reinvested	—	10	—	—
Redeemed	(1,812,648)	(1,989,344)	—	—

Change in Direct Shares	631,577	841,851	—	—

Eagle Class
Issued	254,292	572,980	—	—
Reinvested	17	44	—	—
Redeemed	(275,291)	(630,866)	—	—

Change in Eagle Class Shares	(20,982)	(57,842)	—	—

E*Trade
Issued	—	—	1,586,574	4,430,199
Reinvested	—	—	1,582	2,408
Redeemed	—	—	(862,145)	(957,157)

Change in E*Trade Shares	—	—	726,011	3,475,450

IM
Issued	3,225,801	—	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(3,111,861)	— (a)	—	—

Change in IM Shares	113,940	— (a)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	63,635,420	140,245,008	18,145,770	26,731,693
Reinvested	303	2,281	142	133
Redeemed	(60,400,168)	(134,603,869)	(16,559,256)	(26,365,272)

Change in Institutional Class Shares	3,235,555	5,643,420	1,586,656	366,554

Investor
Issued	421,201	662,077	1,178,602	9,694,303
Reinvested	42	55	1	56
Redeemed	(179,108)	(372,537)	(1,821,776)	(9,508,232)

Change in Investor Shares	242,135	289,595	(643,173)	186,127

Morgan
Issued	59,406,023	136,511,609	1,713,557	8,389,859
Reinvested	63	155	84	240
Redeemed	(59,492,159)	(136,728,722)	(2,307,328)	(8,494,831)

Change in Morgan Shares	(86,073)	(216,958)	(593,687)	(104,732)

Premier
Issued	20,783,300	60,901,255	585,325	965,335
Reinvested	32	102	1	2
Redeemed	(21,027,494)	(61,420,103)	(504,033)	(989,364)

Change in Premier Shares	(244,162)	(518,746)	81,293	(24,027)

Reserve
Issued	29,384,255	92,338,737	21,641,876	41,580,743
Reinvested	53	117	1	4
Redeemed	(29,653,651)	(92,361,282)	(21,653,800)	(41,574,006)

Change in Reserve Shares	(269,343)	(22,428)	(11,923)	6,741

Service
Issued	680,392	1,727,149	9,802,421	22,726,877
Reinvested	87	194	2	4
Redeemed	(832,983)	(1,476,576)	(9,809,784)	(22,726,448)

Change in Service Shares	(152,504)	250,767	(7,361)	433

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$47	$84
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(29)	(323)

Change in net assets resulting from Class B capital transactions	$—	$—	$18	$(239)

Class C
Proceeds from shares issued	$—	$—	$37,199	$182,038
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(38,752)	(225,176)

Change in net assets resulting from Class C capital transactions	$—	$—	$(1,553)	$(43,138)

Agency
Proceeds from shares issued	$85,589,795	$209,089,095	$37,859,261	$70,120,819
Distributions reinvested	26	208	—	9
Cost of shares redeemed	(86,206,959)	(211,702,871)	(38,128,506)	(70,399,538)

Change in net assets resulting from Agency capital transactions	$(617,138)	$(2,613,568)	$(269,245)	$(278,710)

Capital
Proceeds from shares issued	$104,916,056	$256,309,591	$—	$—
Distributions reinvested	663	1,807	—	—
Cost of shares redeemed	(103,987,174)	(258,705,708)	—	—

Change in net assets resulting from Capital capital transactions	$929,545	$(2,394,310)	$—	$—

Direct
Proceeds from shares issued	$534,541	$842,248	$1,458,653	$2,617,001
Distributions reinvested	—	4	—	5
Cost of shares redeemed	(498,422)	(953,145)	(1,518,464)	(2,595,727)

Change in net assets resulting from Direct capital transactions	$36,119	$(110,893)	$(59,811)	$21,279

Eagle Class
Proceeds from shares issued	$448,452	$1,175,166	$—	$—
Distributions reinvested	89	226	—	— (a)
Cost of shares redeemed	(597,325)	(1,556,413)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(148,784)	$(381,021)	$—	$— (a)

IM
Proceeds from shares issued	$278,815	$3,145,597	$7,523,414	$16,042,339
Distributions reinvested	— (a)	8	—	5
Cost of shares redeemed	(275,737)	(2,582,285)	(6,919,589)	(14,110,937)

Change in net assets resulting from IM capital transactions	$3,078	$563,320	$603,825	$1,931,407

Institutional Class
Proceeds from shares issued	$25,194,676	$63,764,740	$23,062,133	$58,179,162
Distributions reinvested	50	165	—	17
Cost of shares redeemed	(25,596,878)	(64,929,163)	(23,946,745)	(58,438,833)

Change in net assets resulting from Institutional Class capital transactions	$(402,152)	$(1,164,258)	$(884,612)	$(259,654)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$813,384	$2,499,033	$230,014	$705,945
Distributions reinvested	169	510	—	— (a)
Cost of shares redeemed	(1,219,784)	(3,272,164)	(251,153)	(768,902)

Change in net assets resulting from Investor capital transactions	$(406,231)	$(772,621)	$(21,139)	$(62,957)

Morgan
Proceeds from shares issued	$41,030,056	$81,354,935	$20,750,940	$47,315,780
Distributions reinvested	22	85	—	1
Cost of shares redeemed	(41,009,043)	(81,714,532)	(20,635,166)	(47,300,727)

Change in net assets resulting from Morgan capital transactions	$21,035	$(359,512)	$115,774	$15,054

Premier
Proceeds from shares issued	$24,783,760	$59,312,011	$13,572,071	$30,852,504
Distributions reinvested	10	43	—	1
Cost of shares redeemed	(24,747,744)	(59,850,267)	(13,607,540)	(30,970,212)

Change in net assets resulting from Premier capital transactions	$36,026	$(538,213)	$(35,469)	$(117,707)

Reserve
Proceeds from shares issued	$2,603,012	$6,025,168	$18,484,169	$42,479,948
Distributions reinvested	3	2	—	4
Cost of shares redeemed	(2,532,414)	(6,010,800)	(18,505,243)	(42,452,743)

Change in net assets resulting from Reserve capital transactions	$70,601	$14,370	$(21,074)	$27,209

Service
Proceeds from shares issued	$2,361,606	$4,969,492	$—	$—
Distributions reinvested	43	103	—	— (a)
Cost of shares redeemed	(2,438,502)	(4,981,795)	—	—

Change in net assets resulting from Service capital transactions	$(76,853)	$(12,200)	$—	$— (a)

Total change in net assets resulting from capital transactions	$(554,754)	$(7,768,906)	$(573,286)	$1,232,544

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class B
Issued	—	—	47	84
Reinvested	—	—	—	— (a)
Redeemed	—	—	(29)	(323)

Change in Class B Shares	—	—	18	(239)

Class C
Issued	—	—	37,199	182,038
Reinvested	—	—	—	— (a)
Redeemed	—	—	(38,752)	(225,176)

Change in Class C Shares	—	—	(1,553)	(43,138)

Agency
Issued	85,589,795	209,089,095	37,859,261	70,120,819
Reinvested	26	208	—	9
Redeemed	(86,206,959)	(211,702,871)	(38,128,506)	(70,399,538)

Change in Agency Shares	(617,138)	(2,613,568)	(269,245)	(278,710)

Capital
Issued	104,916,056	256,309,591	—	—
Reinvested	663	1,807	—	—
Redeemed	(103,987,174)	(258,705,708)	—	—

Change in Capital Shares	929,545	(2,394,310)	—	—

Direct
Issued	534,541	842,248	1,458,653	2,617,001
Reinvested	—	4	—	5
Redeemed	(498,422)	(953,145)	(1,518,464)	(2,595,727)

Change in Direct Shares	36,119	(110,893)	(59,811)	21,279

Eagle Class
Issued	448,452	1,175,166	—	—
Reinvested	89	226	—	— (a)
Redeemed	(597,325)	(1,556,413)	—	—

Change in Eagle Class Shares	(148,784)	(381,021)	—	— (a)

IM
Issued	278,815	3,145,597	7,523,414	16,042,339
Reinvested	— (a)	8	—	5
Redeemed	(275,737)	(2,582,285)	(6,919,589)	(14,110,937)

Change in IM Shares	3,078	563,320	603,825	1,931,407

Institutional Class
Issued	25,194,676	63,764,740	23,062,133	58,179,162
Reinvested	50	165	—	17
Redeemed	(25,596,878)	(64,929,163)	(23,946,745)	(58,438,833)

Change in Institutional Class Shares	(402,152)	(1,164,258)	(884,612)	(259,654)

Investor
Issued	813,384	2,499,033	230,014	705,945
Reinvested	169	510	—	— (a)
Redeemed	(1,219,784)	(3,272,164)	(251,153)	(768,902)

Change in Investor Shares	(406,231)	(772,621)	(21,139)	(62,957)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS: (continued)
Morgan
Issued	41,030,056	81,354,935	20,750,940	47,315,780
Reinvested	22	85	—	1
Redeemed	(41,009,043)	(81,714,532)	(20,635,166)	(47,300,727)

Change in Morgan Shares	21,035	(359,512)	115,774	15,054

Premier
Issued	24,783,760	59,312,011	13,572,071	30,852,504
Reinvested	10	43	—	1
Redeemed	(24,747,744)	(59,850,267)	(13,607,540)	(30,970,212)

Change in Premier Shares	36,026	(538,213)	(35,469)	(117,707)

Reserve
Issued	2,603,012	6,025,168	18,484,169	42,479,948
Reinvested	3	2	—	4
Redeemed	(2,532,414)	(6,010,800)	(18,505,243)	(42,452,743)

Change in Reserve Shares	70,601	14,370	(21,074)	27,209

Service
Issued	2,361,606	4,969,492	—	—
Reinvested	43	103	—	— (a)
Redeemed	(2,438,502)	(4,981,795)	—	—

Change in Service Shares	(76,853)	(12,200)	—	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$162,994	$676,075	$44,435,256	$99,386,880
Distributions reinvested	1	3	—	37
Cost of shares redeemed	(157,716)	(701,500)	(44,386,042)	(100,080,873)

Change in net assets resulting from Agency capital transactions	$5,279	$(25,422)	$49,214	$(693,956)

Capital
Proceeds from shares issued	$—	$—	$14,769,084	$30,292,829
Distributions reinvested	—	—	—	144
Cost of shares redeemed	—	—	(15,425,461)	(30,550,590)

Change in net assets resulting from Capital capital transactions	$—	$—	$(656,377)	$(257,617)

Institutional Class
Proceeds from shares issued	$3,721,788	$7,498,430	$13,666,587	$25,173,550
Distributions reinvested	94	206	—	70
Cost of shares redeemed	(3,739,866)	(6,922,080)	(13,100,621)	(24,793,778)

Change in net assets resulting from Institutional Class capital transactions	$(17,984)	$576,556	$565,966	$379,842

Morgan
Proceeds from shares issued	$337,234	$1,086,560	$54,930,925	$114,731,189
Distributions reinvested	3	9	—	23
Cost of shares redeemed	(330,068)	(1,117,858)	(55,275,561)	(115,074,793)

Change in net assets resulting from Morgan capital transactions	$7,169	$(31,289)	$(344,636)	$(343,581)

Premier
Proceeds from shares issued	$241,220	$795,053	$21,910,934	$54,583,014
Distributions reinvested	6	13	—	7
Cost of shares redeemed	(268,060)	(810,134)	(21,915,942)	(54,813,419)

Change in net assets resulting from Premier capital transactions	$(26,834)	$(15,068)	$(5,008)	$(230,398)

Reserve
Proceeds from shares issued	$11,522	$62,383	$30,240	$85,989
Distributions reinvested	— (a)	1	—	1
Cost of shares redeemed	(11,591)	(78,191)	(32,249)	(98,721)

Change in net assets resulting from Reserve capital transactions	$(69)	$(15,807)	$(2,009)	$(12,731)

Service
Distributions reinvested	—	—	—	— (a)

Change in net assets resulting from Service capital transactions	$—	$—	$—	$— (a)

Total change in net assets resulting from capital transactions	$(32,439)	$488,970	$(392,850)	$(1,158,441)

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Agency
Issued	162,992	676,069	44,435,256	99,386,880
Reinvested	1	3	—	37
Redeemed	(157,711)	(701,500)	(44,386,042)	(100,080,873)

Change in Agency Shares	5,282	(25,428)	49,214	(693,956)

Capital
Issued	—	—	14,769,084	30,292,829
Reinvested	—	—	—	144
Redeemed	—	—	(15,425,461)	(30,550,590)

Change in Capital Shares	—	—	(656,377)	(257,617)

Institutional Class
Issued	3,721,804	7,498,432	13,666,587	25,173,550
Reinvested	94	206	—	70
Redeemed	(3,739,862)	(6,922,080)	(13,100,621)	(24,793,778)

Change in Institutional Class Shares	(17,964)	576,558	565,966	379,842

Morgan
Issued	337,227	1,086,560	54,930,925	114,731,189
Reinvested	3	9	—	23
Redeemed	(330,068)	(1,117,848)	(55,275,561)	(115,074,793)

Change in Morgan Shares	7,162	(31,279)	(344,636)	(343,581)

Premier
Issued	241,205	795,047	21,910,934	54,583,014
Reinvested	6	13	—	7
Redeemed	(268,060)	(810,134)	(21,915,942)	(54,813,419)

Change in Premier Shares	(26,849)	(15,074)	(5,008)	(230,398)

Reserve
Issued	11,522	62,383	30,240	85,989
Reinvested	— (a)	1	—	1
Redeemed	(11,591)	(78,191)	(32,249)	(98,721)

Change in Reserve Shares	(69)	(15,807)	(2,009)	(12,731)

Service
Reinvested	—	—	—	— (a)

Change in Service Shares	—	—	—	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$797,239	$1,641,669	$307,960	$693,205
Distributions reinvested	3	21	— (a)	— (a)
Cost of shares redeemed	(820,705)	(1,744,807)	(286,925)	(718,709)

Change in net assets resulting from Agency capital transactions	$(23,463)	$(103,117)	$21,035	$(25,504)

Direct
Distributions reinvested	— (a)	— (a)	—	—

Change in net assets resulting from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class
Proceeds from shares issued	$390,979	$1,066,727	$—	$—
Distributions reinvested	65	266	—	—
Cost of shares redeemed	(455,337)	(1,101,129)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(64,293)	$(34,136)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$278,740	$586,334
Distributions reinvested	—	—	100	194
Cost of shares redeemed	—	—	(293,814)	(468,574)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(14,974)	$117,954

Institutional Class
Proceeds from shares issued	$28,174,520	$46,037,282	$311,738	$258,861
Distributions reinvested	42	184	8	38
Cost of shares redeemed	(27,879,512)	(40,674,889)	(351,989)	(237,314)

Change in net assets resulting from Institutional Class capital transactions	$295,050	$5,362,577	$(40,243)	$21,585

Morgan
Proceeds from shares issued	$9,295,006	$27,057,066	$453,829	$1,666,187
Distributions reinvested	1	18	12	14
Cost of shares redeemed	(9,453,670)	(27,225,379)	(513,934)	(1,692,027)

Change in net assets resulting from Morgan capital transactions	$(158,663)	$(168,295)	$(60,093)	$(25,826)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Premier
Proceeds from shares issued	$8,537,713	$26,017,014	$37,370	$69,151
Distributions reinvested	5	27	2	2
Cost of shares redeemed	(8,699,680)	(28,517,595)	(32,214)	(80,831)

Change in net assets resulting from Premier capital transactions	$(161,962)	$(2,500,554)	$5,158	$(11,678)

Reserve
Proceeds from shares issued	$7,178,695	$31,097,009	$2,431,708	$10,647,159
Distributions reinvested	19	65	— (a)	— (a)
Cost of shares redeemed	(7,596,613)	(33,416,571)	(2,453,774)	(10,659,502)

Change in net assets resulting from Reserve capital transactions	$(417,899)	$(2,319,497)	$(22,066)	$(12,343)

Service
Proceeds from shares issued	$—	$—	$1,609,278	$3,471,198
Distributions reinvested	—	—	12	9
Cost of shares redeemed	—	—	(1,558,159)	(3,476,261)

Change in net assets resulting from Service capital transactions	$—	$—	$51,131	$(5,054)

Total change in net assets resulting from capital transactions	$(531,230)	$236,978	$(60,052)	$59,134

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Agency
Issued	797,239	1,641,669	307,960	693,205
Reinvested	3	21	— (a)	— (a)
Redeemed	(820,705)	(1,744,737)	(286,925)	(718,709)

Change in Agency Shares	(23,463)	(103,047)	21,035	(25,504)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class
Issued	390,979	1,066,696	—	—
Reinvested	65	266	—	—
Redeemed	(455,337)	(1,101,129)	—	—

Change in Eagle Class Shares	(64,293)	(34,167)	—	—

E*Trade
Issued	—	—	278,740	586,334
Reinvested	—	—	100	194
Redeemed	—	—	(293,814)	(468,574)

Change in E*Trade Shares	—	—	(14,974)	117,954

Institutional Class
Issued	28,174,520	46,037,282	311,738	258,861
Reinvested	42	184	8	38
Redeemed	(27,879,512)	(40,674,649)	(351,989)	(237,314)

Change in Institutional Class Shares	295,050	5,362,817	(40,243)	21,585

Morgan
Issued	9,295,006	27,056,762	453,829	1,666,187
Reinvested	1	18	12	14
Redeemed	(9,453,670)	(27,225,379)	(513,934)	(1,692,027)

Change in Morgan Shares	(158,663)	(168,599)	(60,093)	(25,826)

Premier
Issued	8,537,713	26,017,014	37,370	69,151
Reinvested	5	27	2	2
Redeemed	(8,699,680)	(28,517,531)	(32,214)	(80,831)

Change in Premier Shares	(161,962)	(2,500,490)	5,158	(11,678)

Reserve
Issued	7,178,695	31,096,971	2,431,708	10,647,159
Reinvested	19	65	— (a)	— (a)
Redeemed	(7,596,613)	(33,416,571)	(2,453,774)	(10,659,502)

Change in Reserve Shares	(417,899)	(2,319,535)	(22,066)	(12,343)

Service
Issued	—	—	1,609,278	3,471,198
Reinvested	—	—	12	9
Redeemed	—	—	(1,558,159)	(3,476,261)

Change in Service Shares	—	—	51,131	(5,054)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class B
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Class C
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Agency
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Capital
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Cash Management
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Direct
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$695	0.21%		0.01%		1.16%
1.00	0.01		858	0.23		0.01		1.16
1.00	0.01		1,886	0.33		0.01		1.16
1.00	0.01		2,829	0.29		0.01		1.16
1.00	0.01		4,473	0.31		0.01		1.16
1.00	0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17

1.00	0.01		17,613	0.21		0.01		1.16
1.00	0.01		17,658	0.23		0.01		1.16
1.00	0.01		9,087	0.32		0.01		1.16
1.00	0.01		9,993	0.29		0.01		1.16
1.00	0.01		12,361	0.32		0.01		1.16
1.00	0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17

1.00	0.01		7,588,835	0.21		0.01		0.31
1.00	0.01		7,565,361	0.23		0.01		0.31
1.00	0.08		7,532,479	0.26		0.08		0.31
1.00	0.04		8,019,311	0.26		0.04		0.31
1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(f)	0.27		0.32

1.00	0.02		58,329,229	0.18		0.04		0.21
1.00	0.06		68,193,741	0.18		0.06		0.21
1.00	0.16		68,141,597	0.18		0.16		0.21
1.00	0.12		75,485,880	0.18		0.12		0.21
1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(g)	0.35		0.22

1.00	0.01		1,071,062	0.21		0.01		0.96
1.00	0.01		753,657	0.23		0.01		0.96
1.00	0.01		702,440	0.32		0.01		0.96
1.00	0.01		527,614	0.29		0.01		0.96
1.00	0.01		565,910	0.32		0.01		0.96
1.00	0.00	(e)	385,509	0.53	(g)	0.00	(e)	0.97

1.00	0.02		2,227,623	0.18		0.04		0.31
1.00	0.02		1,596,040	0.21		0.02		0.31
1.00	0.04		754,195	0.30		0.04		0.31
1.00	0.02		1,558,831	0.28		0.02		0.31
1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Eagle Class
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 10, 2010 (h) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Investor
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$352,343	0.21%		0.01%		0.71%
1.00	0.01		373,324	0.23		0.01		0.71
1.00	0.01		431,169	0.35		0.01		0.71
1.00	0.01		838,513	0.29		0.01		0.71
1.00	0.01		1,207,045	0.41		0.01		0.88

1.00	0.03		114,041	0.16		0.06		0.16
1.00	0.08		100	0.16		0.08		0.16
1.00	0.12		100	0.16		0.16		0.16

1.00	0.01		32,374,636	0.21		0.01		0.26
1.00	0.03		29,139,007	0.21		0.03		0.26
1.00	0.13		23,495,745	0.21		0.13		0.26
1.00	0.09		26,769,490	0.21		0.09		0.26
1.00	0.12		29,886,053	0.21		0.11		0.26
1.00	0.32		39,053,068	0.22	(g)	0.32		0.27

1.00	0.01		935,058	0.21		0.01		0.51
1.00	0.01		692,922	0.23		0.01		0.51
1.00	0.01		403,330	0.33		0.01		0.51
1.00	0.01		520,797	0.29		0.01		0.51
1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(e)	613,967	0.32		0.00	(e)	0.50

1.00	0.01		2,246,850	0.21		0.01		0.51
1.00	0.01		2,332,919	0.23		0.01		0.51
1.00	0.01		2,549,889	0.33		0.01		0.51
1.00	0.01		2,667,326	0.29		0.01		0.51
1.00	0.01		2,936,414	0.31		0.01		0.51
1.00	0.10		3,892,404	0.45	(f)	0.13		0.52

1.00	0.01		1,777,214	0.21		0.01		0.46
1.00	0.01		2,021,372	0.23		0.01		0.46
1.00	0.01		2,540,125	0.33		0.01		0.46
1.00	0.01		3,338,000	0.29		0.01		0.46
1.00	0.01		5,021,450	0.31		0.01		0.46
1.00	0.13		5,852,367	0.42	(f)	0.14		0.47

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,157,306	0.21%		0.01%		0.71%
1.00	0.01		1,426,646	0.23		0.01		0.71
1.00	0.01		1,449,080	0.32		0.01		0.71
1.00	0.01		1,526,992	0.29		0.01		0.71
1.00	0.01		1,781,936	0.31		0.01		0.71
1.00	0.04		2,569,511	0.52	(f)	0.04		0.72

1.00	0.01		1,661,999	0.21		0.01		1.06
1.00	0.01		1,814,501	0.23		0.01		1.06
1.00	0.01		1,563,743	0.32		0.01		1.06
1.00	0.01		1,419,924	0.29		0.01		1.06
1.00	0.01		1,088,239	0.31		0.01		1.06
1.00	0.00	(e)	1,007,290	0.32		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Class C
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Agency
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Capital
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

E*Trade
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,804	0.23%		0.01%		1.17%
1.00	0.01		2,286	0.24		0.01		1.18
1.00	0.01		3,643	0.35		0.01		1.17
1.00	0.01		6,248	0.30		0.01		1.17
1.00	0.02		9,102	0.33		0.01		1.17
1.00	0.00	(e)	17,713	0.63	(f)	0.00	(e)	1.18

1.00	0.01		618,088	0.23		0.01		1.17
1.00	0.01		670,626	0.24		0.01		1.18
1.00	0.01		364,445	0.34		0.01		1.17
1.00	0.01		398,734	0.30		0.01		1.17
1.00	0.02		419,195	0.33		0.01		1.18
1.00	0.00	(e)	420,552	0.59	(f)	0.00	(e)	1.18

1.00	0.01		109,583	0.23		0.01		0.32
1.00	0.01		71,955	0.24		0.01		0.33
1.00	0.09		122,386	0.26		0.09		0.32
1.00	0.05		134,975	0.26		0.05		0.32
1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(f)	0.31		0.33

1.00	0.03		3,568,022	0.18		0.06		0.22
1.00	0.07		3,795,256	0.18		0.07		0.23
1.00	0.17		2,806,226	0.18		0.17		0.22
1.00	0.13		2,985,462	0.18		0.13		0.22
1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(f)	0.39		0.23

1.00	0.03		6,648,105	0.19		0.05		1.07
1.00	0.05		5,922,072	0.20		0.05		1.08
1.00	0.05		2,446,643	0.27		0.05		1.07
1.00	0.05		199,806	0.26		0.05		1.07
1.00	0.06		187,244	0.29		0.05		1.07
1.00	0.03		179,380	0.32		0.05		1.06

1.00	0.01		4,487,675	0.21		0.03		0.27
1.00	0.04		2,901,004	0.21		0.04		0.28
1.00	0.14		2,534,423	0.21		0.14		0.27
1.00	0.10		4,243,305	0.21		0.10		0.27
1.00	0.14		2,183,936	0.21		0.13		0.27
1.00	0.36		2,438,682	0.22	(f)	0.33		0.28

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Investor
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$110,651	0.22%		0.01%		0.52%
1.00	0.01		753,825	0.24		0.01		0.53
1.00	0.01		567,682	0.34		0.01		0.52
1.00	0.01		562,453	0.30		0.01		0.52
1.00	0.02		491,592	0.33		0.01		0.52
1.00	0.12		572,388	0.47	(f)	0.14		0.53

1.00	0.01		1,773,813	0.23		0.01		0.62
1.00	0.01		2,367,494	0.24		0.01		0.63
1.00	0.01		2,472,266	0.34		0.01		0.62
1.00	0.01		2,975,898	0.30		0.01		0.62
1.00	0.02		2,964,774	0.33		0.01		0.62
1.00	0.09		3,141,289	0.49	(f)	0.09		0.63

1.00	0.01		212,027	0.23		0.01		0.47
1.00	0.01		130,733	0.24		0.01		0.48
1.00	0.01		154,775	0.34		0.01		0.47
1.00	0.01		166,487	0.30		0.01		0.47
1.00	0.02		231,302	0.33		0.01		0.47
1.00	0.15		317,407	0.44	(f)	0.16		0.48

1.00	0.01		172,950	0.23		0.01		0.72
1.00	0.01		184,873	0.24		0.01		0.73
1.00	0.01		178,029	0.34		0.01		0.72
1.00	0.01		249,909	0.30		0.01		0.72
1.00	0.02		286,293	0.33		0.01		0.72
1.00	0.05		380,945	0.57	(f)	0.07		0.73

1.00	0.01		111,094	0.23		0.01		1.07
1.00	0.01		118,455	0.24		0.01		1.08
1.00	0.01		118,015	0.34		0.01		1.07
1.00	0.01		156,429	0.30		0.01		1.07
1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(e)	352,780	0.64	(f)	0.00	(e)	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Capital
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Direct
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Investor
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$6,481,269	0.07%	0.01%		0.31%
1.00	0.01		7,098,492	0.09	0.01		0.31
1.00	0.00	(e)	9,712,330	0.17	0.00	(e)	0.31
1.00	0.01		8,520,118	0.12	0.01		0.31
1.00	0.02		7,720,013	0.24	0.00	(e)	0.31
1.00	0.13		8,057,013	0.26	0.14		0.31

1.00	0.01		26,747,403	0.07	0.01		0.21
1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21
1.00	0.01		33,517,276	0.12	0.01		0.21
1.00	0.08		34,776,795	0.18	0.06		0.21
1.00	0.21		38,504,450	0.17	0.22		0.21

1.00	0.01		317,558	0.07	0.01		0.31
1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(e)	392,336	0.17	0.00	(e)	0.31
1.00	0.01		645,927	0.12	0.01		0.31
1.00	0.02		377,821	0.24	0.00	(e)	0.31
1.00	0.01		88,599	0.27	0.01		0.30

1.00	0.01		1,689,578	0.07	0.01		0.71
1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.01		566,518	0.07	0.01		0.16
1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

1.00	0.01		6,697,614	0.07	0.01		0.26
1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(e)	8,263,941	0.17	0.00	(e)	0.26
1.00	0.01		10,402,935	0.12	0.01		0.26
1.00	0.05		11,591,430	0.21	0.03		0.26
1.00	0.18		19,839,937	0.21	0.18		0.26

1.00	0.01		3,258,449	0.07	0.01		0.51
1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(e)	4,437,341	0.17	0.00	(e)	0.51
1.00	0.01		4,401,603	0.12	0.01		0.51
1.00	0.02		3,266,727	0.24	0.00	(e)	0.51
1.00	0.00		3,438,538	0.25	0.00	(e)	0.50

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,456,771	0.07%	0.01%		0.61%
1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(e)	2,795,260	0.17	0.00	(e)	0.61
1.00	0.01		1,931,164	0.13	0.01		0.61
1.00	0.02		2,381,884	0.24	0.00	(e)	0.61
1.00	0.01		2,307,416	0.41	0.01		0.61

1.00	0.01		3,682,105	0.07	0.01		0.46
1.00	0.01		3,646,033	0.09	0.01		0.46
1.00	0.00	(e)	4,184,299	0.17	0.00	(e)	0.46
1.00	0.01		4,841,573	0.12	0.01		0.46
1.00	0.02		4,769,530	0.24	0.00	(e)	0.46
1.00	0.04		5,162,992	0.35	0.03		0.46

1.00	0.01		119,491	0.07	0.01		0.71
1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(e)	34,522	0.17	0.00	(e)	0.71
1.00	0.01		23,828	0.14	0.00	(e)	0.71
1.00	0.02		44,382	0.24	0.00	(e)	0.71
1.00	0.00	(e)	65,425	0.43	0.00	(e)	0.71

1.00	0.01		821,500	0.07	0.01		1.06
1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(e)	910,554	0.17	0.00	(e)	1.06
1.00	0.01		867,708	0.13	0.00	(e)	1.06
1.00	0.02		561,970	0.24	0.00	(e)	1.06
1.00	0.00		495,606	0.39	0.00	(e)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Class C
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Agency
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—

Direct
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (g) through February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (g) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$168	0.07%		0.00%		1.16%
1.00	0.00	(e)	150	0.09		0.00	(e)	1.16
1.00	0.00	(e)	389	0.15		0.00	(e)	1.16
1.00	0.00	(e)	515	0.09		0.00	(e)	1.16
1.00	0.01		617	0.21		0.00	(e)	1.16
1.00	0.00		1,192	0.28	(f)	0.00	(e)	1.16

1.00	0.00		140,859	0.07		0.00		1.16
1.00	0.00	(e)	142,412	0.08		0.00	(e)	1.16
1.00	0.00	(e)	185,554	0.15		0.00	(e)	1.16
1.00	0.00	(e)	189,206	0.09		0.00	(e)	1.16
1.00	0.01		175,024	0.21		0.00	(e)	1.16
1.00	0.00		91,807	0.30	(f)	0.00	(e)	1.17

1.00	0.00		2,321,697	0.06		0.00		0.31
1.00	0.00	(e)	2,590,914	0.08		0.00	(e)	0.31
1.00	0.00	(e)	2,869,561	0.15		0.00	(e)	0.31
1.00	0.00	(e)	998,134	0.09		0.00	(e)	0.31
1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05		2,216,299	0.23	(f)	0.05		0.31

1.00	0.00		1,596,023	0.07		0.00		0.31
1.00	0.00	(e)	1,655,840	0.08		0.00	(e)	0.31
1.00	0.00	(e)	1,634,584	0.15		0.00		0.31
1.00	0.00	(e)	2,070,205	0.08		0.00	(e)	0.31
1.00	0.01		1,197,068	0.21		0.00	(e)	0.31
1.00	0.00	(e)	916,720	0.18		0.00	(e)	0.30

1.00	0.00		100	0.06		0.00		0.71
1.00	0.00	(e)	100	0.08		0.00	(e)	0.71
1.00	0.00	(e)	100	0.15		0.00		0.71

1.00	0.00		2,535,470	0.06		0.00		0.16
1.00	0.00	(e)	1,931,586	0.07		0.00	(e)	0.16
1.00	0.01		100	0.14		0.02		0.16

1.00	0.00		6,411,696	0.07		0.00		0.26
1.00	0.00	(e)	7,296,339	0.08		0.00	(e)	0.26
1.00	0.00	(e)	7,555,937	0.15		0.00	(e)	0.26
1.00	0.00	(e)	6,946,570	0.08		0.00	(e)	0.26
1.00	0.02		5,796,795	0.20		0.01		0.26
1.00	0.08		7,994,678	0.20	(f)	0.09		0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (g) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$216,327	0.07%		0.00%		0.51%
1.00	0.00	(e)	237,466	0.08		0.00	(e)	0.51
1.00	0.00	(e)	300,429	0.15		0.00		0.51
1.00	0.00	(e)	381,781	0.08		0.00	(e)	0.51
1.00	0.01		461,529	0.21		0.00	(e)	0.51
1.00	0.00	(e)	861,277	0.29	(f)	0.00	(e)	0.52

1.00	0.00		727,922	0.07		0.00		0.61
1.00	0.00	(e)	612,152	0.08		0.00	(e)	0.61
1.00	0.00	(e)	597,117	0.15		0.00	(e)	0.61
1.00	0.00	(e)	554,548	0.10		0.00	(e)	0.61
1.00	0.01		875,074	0.21		0.00	(e)	0.61
1.00	0.00	(e)	981,399	0.29	(f)	0.00	(e)	0.61

1.00	0.00		458,457	0.07		0.00		0.46
1.00	0.00	(e)	493,950	0.08		0.00	(e)	0.46
1.00	0.00	(e)	611,667	0.15		0.00	(e)	0.46
1.00	0.00	(e)	618,249	0.09		0.00	(e)	0.46
1.00	0.01		720,085	0.21		0.00	(e)	0.46
1.00	0.00	(e)	860,500	0.28	(f)	0.00	(e)	0.46

1.00	0.00		922,016	0.07		0.00		0.71
1.00	0.00	(e)	943,099	0.08		0.00	(e)	0.71
1.00	0.00	(e)	915,908	0.15		0.00	(e)	0.71
1.00	0.00	(e)	998,994	0.09		0.00	(e)	0.71
1.00	0.01		1,074,397	0.21		0.00	(e)	0.71
1.00	0.00	(e)	1,223,618	0.29	(f)	0.00	(e)	0.71

1.00	0.00		100	0.06		0.00		1.06
1.00	0.00	(e)	100	0.08		0.00	(e)	1.06
1.00	0.00	(e)	100	0.15		0.00	(e)	1.06
1.00	0.00	(e)	100	0.09		0.00	(e)	1.06
1.00	0.01		100	0.21		0.00	(e)	1.06
1.00	0.00		100	0.21		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$238,559	0.06%		0.01%		0.36%
1.00	0.01		233,285	0.08		0.01		0.34
1.00	0.01		258,642	0.11		0.01		0.33
1.00	0.00	(e)	786,165	0.11		0.00	(e)	0.33
1.00	0.02		1,070,681	0.22		0.00	(e)	0.31
1.00	0.11		1,371,397	0.26		0.11		0.31

1.00	0.01		3,817,906	0.06		0.01		0.30
1.00	0.01		3,835,871	0.07		0.01		0.29
1.00	0.01		3,259,389	0.12		0.01		0.28
1.00	0.00	(e)	4,325,820	0.10		0.00	(e)	0.28
1.00	0.04		5,169,215	0.21		0.02		0.26
1.00	0.16		9,147,745	0.21	(f)	0.18		0.26

1.00	0.01		103,820	0.06		0.01		0.66
1.00	0.01		96,652	0.07		0.01		0.64
1.00	0.01		127,920	0.12		0.01		0.63
1.00	0.00	(e)	140,119	0.11		0.00	(e)	0.63
1.00	0.02		260,943	0.22		0.00	(e)	0.61
1.00	0.00	(e)	171,067	0.38	(f)	0.00	(e)	0.61

1.00	0.01		250,585	0.06		0.01		0.50
1.00	0.01		277,420	0.07		0.01		0.49
1.00	0.01		292,491	0.12		0.01		0.48
1.00	0.00	(e)	435,501	0.11		0.00	(e)	0.48
1.00	0.02		669,328	0.22		0.00	(e)	0.46
1.00	0.02		872,798	0.37	(f)	0.03		0.46

1.00	0.01		2,361	0.06		0.01		0.75
1.00	0.01		2,429	0.09		0.00	(e)	0.74
1.00	0.01		18,231	0.12		0.01		0.73
1.00	0.00	(e)	11,368	0.09		0.01		0.73
1.00	0.02		6,455	0.23		0.00	(e)	0.71
1.00	0.00	(e)	107,259	0.38		0.00	(e)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Capital
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$2,041,117	0.05%	0.00%		0.31%
1.00	0.00	(e)	1,991,907	0.07	0.00		0.31
1.00	0.00	(e)	2,685,908	0.10	0.00		0.31
1.00	0.00	(e)	1,914,902	0.06	0.00	(e)	0.31
1.00	0.01		1,828,609	0.16	0.00	(e)	0.31
1.00	0.00	(e)	1,522,013	0.19	0.00	(e)	0.30

1.00	0.00		8,812,296	0.05	0.00		0.21
1.00	0.00	(e)	9,468,647	0.06	0.00		0.21
1.00	0.00	(e)	9,726,191	0.10	0.00		0.21
1.00	0.00	(e)	8,254,673	0.05	0.00	(e)	0.21
1.00	0.01		5,104,707	0.16	0.00	(e)	0.21
1.00	0.05		6,104,553	0.14	0.05		0.20

1.00	0.00		9,709,341	0.05	0.00		0.26
1.00	0.00	(e)	9,143,359	0.06	0.00		0.26
1.00	0.00	(e)	8,763,499	0.10	0.00	(e)	0.26
1.00	0.00	(e)	7,246,605	0.06	0.00	(e)	0.26
1.00	0.01		6,677,266	0.16	0.00	(e)	0.26
1.00	0.02		4,975,391	0.17	0.03		0.25

1.00	0.00		1,281,146	0.05	0.00		0.61
1.00	0.00	(e)	1,625,797	0.07	0.00		0.61
1.00	0.00	(e)	1,969,401	0.10	0.00	(e)	0.61
1.00	0.00	(e)	1,512,492	0.05	0.00	(e)	0.61
1.00	0.01		1,391,343	0.16	0.00	(e)	0.61
1.00	0.00		1,313,218	0.19	0.00	(e)	0.60

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$1,125,627	0.05%	0.00%		0.46%
1.00	0.00	(e)	1,130,636	0.07	0.00		0.46
1.00	0.00	(e)	1,361,053	0.10	0.00	(e)	0.46
1.00	0.00	(e)	1,482,938	0.06	0.00	(e)	0.46
1.00	0.01		1,760,070	0.16	0.00	(e)	0.46
1.00	0.00		1,974,357	0.19	0.00	(e)	0.45

1.00	0.00		42,238	0.05	0.00		0.71
1.00	0.00	(e)	44,246	0.07	0.00		0.71
1.00	0.00	(e)	56,977	0.10	0.00	(e)	0.71
1.00	0.00	(e)	69,684	0.05	0.01		0.71
1.00	0.01		46,241	0.15	0.00	(e)	0.71
1.00	0.00		309,357	0.22	0.00	(e)	0.70

1.00	0.00		100	0.05	0.00		1.06
1.00	0.00	(e)	100	0.06	0.00		1.06
1.00	0.00	(e)	100	0.10	0.00		1.06
1.00	0.00	(e)	100	0.06	0.00	(e)	1.06
1.00	0.01		100	0.16	0.00	(e)	1.06
1.00	0.00		100	0.16	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Direct
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010 (g) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$284,308	0.09%		0.01%		0.31%
1.00	0.02	307,751	0.12		0.01		0.31
1.00	0.01	410,555	0.21		0.00	(e)	0.31
1.00	0.01	693,197	0.21		0.01		0.31
1.00	0.08	791,812	0.26		0.04		0.31
1.00	0.16	1,062,442	0.28	(f)	0.17		0.32

1.00	0.01	100	0.08		0.01		0.31
1.00	0.02	100	0.11		0.01		0.31
1.00	0.01	100	0.21		0.00	(e)	0.31
1.00	0.01	100	0.22		0.00	(e)	0.31
1.00	0.05	100	0.29		0.01		0.31
1.00	0.02	100	0.30	(f)	0.04		0.31

1.00	0.01	1,265,515	0.08		0.01		0.71
1.00	0.02	1,329,718	0.11		0.01		0.71
1.00	0.02	1,363,619	0.20		0.01		0.71
1.00	0.02	1,028,433	0.21		0.01		0.71
1.00	0.03	1,131,461	0.36		0.01		0.87

1.00	0.01	10,946,618	0.08		0.01		0.26
1.00	0.02	10,650,809	0.10		0.01		0.26
1.00	0.03	5,288,309	0.20		0.02		0.26
1.00	0.03	6,362,480	0.19		0.03		0.26
1.00	0.13	10,925,258	0.21		0.09		0.26
1.00	0.22	11,805,037	0.23	(f)	0.23		0.28

1.00	0.01	121,464	0.09		0.01		0.61
1.00	0.02	280,117	0.12		0.01		0.61
1.00	0.01	448,515	0.21		0.00	(e)	0.61
1.00	0.01	422,534	0.22		0.00	(e)	0.61
1.00	0.03	535,623	0.30		0.00	(e)	0.61
1.00	0.02	538,168	0.45	(h)	0.03		0.63

1.00	0.01	2,228,381	0.08		0.01		0.46
1.00	0.02	2,390,160	0.12		0.01		0.46
1.00	0.01	4,891,040	0.21		0.00	(e)	0.46
1.00	0.01	2,865,171	0.22		0.00	(e)	0.46
1.00	0.03	2,710,731	0.30		0.00	(e)	0.46
1.00	0.05	3,386,375	0.41	(h)	0.06		0.48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$4,066,677	0.08%		0.01%		0.71%
1.00	0.02		4,484,279	0.12		0.01		0.71
1.00	0.01		6,804,823	0.21		0.00	(e)	0.71
1.00	0.01		7,340,658	0.22		0.00	(e)	0.71
1.00	0.03		6,317,759	0.30		0.00	(e)	0.71
1.00	0.00	(e)	6,223,699	0.45	(f)	0.01		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

E*Trade
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$60,320	0.15%		0.01%		0.32%
1.00	0.01		39,280	0.19		0.01		0.32
1.00	0.04		64,782	0.26		0.04		0.32
1.00	0.07		121,010	0.26		0.06		0.32
1.00	0.13		31,324	0.26		0.12		0.32
1.00	0.37		129,810	0.27	(f)	0.28		0.33

1.00	0.01		1,977,317	0.15		0.01		1.07
1.00	0.01		1,992,153	0.18		0.01		1.07
1.00	0.01		1,874,152	0.28		0.01		1.07
1.00	0.01		1,736,816	0.31		0.01		1.07
1.00	0.02		1,696,495	0.36		0.01		1.07
1.00	0.01		1,557,507	0.63	(g)	0.01		1.09

1.00	0.00	(e)	184,363	0.15		0.01		0.27
1.00	0.02		224,592	0.18		0.02		0.27
1.00	0.08		202,999	0.21		0.09		0.27
1.00	0.11		548,856	0.21		0.12		0.27
1.00	0.18		942,748	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(f)	0.34		0.28

1.00	0.00	(e)	270,257	0.15		0.01		0.62
1.00	0.00	(e)	330,333	0.19		0.00	(e)	0.62
1.00	0.00		356,149	0.29		0.00	(e)	0.62
1.00	0.00	(e)	334,195	0.32		0.00	(e)	0.62
1.00	0.01		320,868	0.37		0.00	(e)	0.62
1.00	0.11		351,200	0.54	(g)	0.12		0.64

1.00	0.00	(e)	45,519	0.15		0.01		0.47
1.00	0.00	(e)	40,357	0.19		0.00	(e)	0.47
1.00	0.00		52,034	0.29		0.00	(e)	0.47
1.00	0.00	(e)	78,792	0.32		0.00	(e)	0.47
1.00	0.01		113,158	0.37		0.00	(e)	0.47
1.00	0.20		165,573	0.44	(f)	0.14		0.48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$10,845	0.16%		0.01%		0.72%
1.00	0.00	(e)	32,909	0.19		0.00	(e)	0.72
1.00	0.00		45,250	0.30		0.00		0.72
1.00	0.00	(e)	54,714	0.32		0.00	(e)	0.72
1.00	0.01		59,602	0.37		0.00	(e)	0.72
1.00	0.06		125,114	0.59	(g)	0.06		0.74

1.00	0.00	(e)	289,472	0.15		0.01		1.07
1.00	0.00	(e)	238,328	0.19		0.00	(e)	1.07
1.00	0.00		243,374	0.29		0.00		1.07
1.00	0.00	(e)	273,172	0.32		0.00	(e)	1.07
1.00	0.01		313,757	0.37		0.00	(e)	1.07
1.00	0.00	(e)	414,008	0.49	(f)	0.00	(e)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

* IM Shares commenced operations on May 31, 2012, for Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

** Eagle Class Shares commenced operations on March 1, 2012, for U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This valuation method involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2014, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$109,847,498	$—	$109,847,498

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$17,814,153	$—	$17,814,153

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$52,829,565	$—	$52,829,565

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$14,543,195	$—	$14,543,195

Federal Money Market Fund
Total Investments in Securities (a)	$—	$4,404,162	$—	$4,404,162

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$22,964,720	$—	$22,964,720

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$19,371,517	$—	$19,371,517

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$2,848,203	$—	$2,848,203

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The following are the value and percentage of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$4,611,750	4.2%
Liquid Assets Money Market Fund	640,000	3.6
U.S. Government Money Market Fund	1,000,000	1.9
Tax Free Money Market Fund	27,375	0.1
Municipal Money Market Fund	129,925	4.6

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) credit guidelines. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or Funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties.

The Fund’s repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, JPMIM acts as the investment adviser to the Funds. The Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2014, the Distributor retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$3
Liquid Assets Money Market Fund	1

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	125

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05
The expense limitation agreements were in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2014. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Prime Money Market Fund	$99	$—	$21,325	$21,424	$—
Liquid Assets Money Market Fund	15	—	5,391	5,406	—
U.S. Government Money Market Fund	47	—	7,920	7,967	—
U.S. Treasury Plus Money Market Fund	13	—	2,662	2,675	—
Federal Money Market Fund	289	204	1,513	2,006	469
100% Treasury Securities Money Market Fund	—	20	4,969	4,989	—
Tax Free Money Market Fund	—	—	3,504	3,504	—
Municipal Money Market Fund	3	—	946	949	—

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Voluntary Waivers
	Investment Advisory		Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$—		$—	$15,840	$9,526	$25,366
Liquid Assets Money Market Fund	—	(a)	—	10,049	22,694	32,743
U.S. Government Money Market Fund	20,906		2,505	27,038	6,076	56,525
U.S. Treasury Plus Money Market Fund	6,052		1,239	7,696	2,049	17,036
Federal Money Market Fund	1,480		729	1,152	51	3,412
100% U.S. Treasury Securities Money Market Fund	9,472		4,045	8,138	816	22,471
Tax Free Money Market Fund	6,712		972	14,270	7,075	29,029
Municipal Money Market Fund	419		—	3,134	6,955	10,508

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2014 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$3	$1
Class C	66	22
Agency	—	5,633
Capital	—	15,090
Cash Management	2,176	1,306
Direct	—	1,639
Eagle Class	436	523
Institutional Class	—	15,960
Investor	—	1,454
Morgan	—	3,951
Premier	—	2,917
Reserve	1,626	1,951
Service	5,219	2,609

	$9,526	$53,056

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

	Distribution		Shareholder Servicing
Liquid Assets Money Market Fund
Class B	$8		$2
Class C	2,217		739
Agency	—		56
Capital	—		923
E*Trade	18,982		9,489
Institutional Class	—		2,225
Investor	—		383
Morgan	929		3,253
Premier	—		214
Reserve	243		292
Service	339		171

	$22,718		$17,747

U.S. Government Money Market Fund
Agency	$—		$5,213
Capital	—		6,307
Direct	—		287
Eagle Class	2,227		2,672
Institutional Class	—		3,696
Investor	—		5,916
Morgan	1,182		4,138
Premier	—		5,352
Reserve	63		76
Service	2,604		1,302

	$6,076		$34,959

U.S. Treasury Plus Money Market Fund
Class B	$1		$—	(a)
Class C	521		174
Agency	—		1,774
Direct	—		1,316
Eagle Class	—	(a)	—	(a)
Institutional Class	—		3,296
Investor	—		397
Morgan	331		1,160
Premier	—		811
Reserve	1,196		1,436
Service	—	(a)	—	(a)

	$2,049		$10,364

Federal Money Market Fund
Agency	$—		$179
Institutional Class	—		1,905
Morgan	48		170
Premier	—		408
Reserve	3		3

	$51		$2,665

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Distribution		Shareholder Servicing
100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,552
Capital	—		2,382
Institutional Class	—		4,665
Morgan	761		2,663
Premier	—		1,780
Reserve	55		65
Service	—	(a)	—	(a)

	$816		$13,107

Tax Free Money Market Fund
Agency	$—		$271
Direct	—		—	(a)
Eagle Class	1,622		1,947
Institutional Class	—		5,350
Morgan	101		354
Premier	—		3,430
Reserve	5,352		6,422

	$7,075		$17,774

Municipal Money Market Fund
Agency	$—		$39
E*Trade	5,988		2,993
Institutional Class	—		101
Morgan	137		480
Premier	—		66
Reserve	28		34
Service	802		402

	$6,955		$4,115

(a)	Amount rounds to less than $1,000.

5. Federal Income Tax Matters

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2014, the Funds did not have post-enactment net capital loss carryforwards.

At February 28, 2014, the Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Municipal Money Market Fund	$65

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

As of August 31, 2014, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the six months ended August 31, 2014, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$28,116	1	$5

Interest earned, if any, as a result of lending money to another fund as of August 31, 2014 is included in Income from interfund lending (net) in the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the Liquid Assets Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund.

In addition, as of August 31, 2014 Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund, each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest a significant portion of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Money Market Reform

On July 23rd 2014, the Securities and Exchange Commission amended certain regulations under the 1940 Act that govern money market funds. These amendments require that institutional prime money market funds move to a floating NAV, provide the ability for the Board of Trustees to impose certain liquidity fees and redemption gates and enhance current money market fund reporting requirements. Money market funds will be required to comply with the floating NAV and liquidity fees and redemption gates requirements no later than October 14, 2016. Management is currently evaluating the amendments and their impacts on the Funds.

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.06	0.21%
Hypothetical	1,000.00	1,024.15	1.07	0.21
Class C
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Agency
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Capital
Actual	1,000.00	1,000.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Cash Management
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Direct
Actual	1,000.00	1,000.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Eagle Class
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
IM
Actual	1,000.00	1,000.30	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	131

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Investor
Actual	$1,000.00	$1,000.10	$1.06	0.21%
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Premier
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Reserve
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Service
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Class C
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Agency
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Capital
Actual	1,000.00	1,000.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
E*Trade
Actual	1,000.00	1,000.30	0.96	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19
Institutional Class
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Morgan
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Premier
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Reserve
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Service
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical	1,000.00	1,024.85	0.36	0.07
Direct
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Eagle Class
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
IM
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Institutional Class
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Investor
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Morgan
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Premier
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Reserve
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Service
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Class C
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Direct
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Eagle Class
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
IM
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Institutional Class
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Investor
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	133

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical	1,000.00	1,024.85	0.36	0.07
Premier
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Reserve
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Service
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

Federal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Institutional Class
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Morgan
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Premier
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Reserve
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Capital
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Institutional Class
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Morgan
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Premier
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Reserve
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Service
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical	1,000.00	1,024.75	0.46	0.09
Direct
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Eagle Class
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Institutional Class
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Morgan
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Premier
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Reserve
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
E*Trade
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Institutional Class
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Morgan
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Premier
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Reserve
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Service
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	135

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market fund assets advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	137

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance was in the second, first and second quintiles for the Institutional shares, and in the first, second and second quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and in the third quintile for the Service shares for both the one- and three-year periods ended December 31, 2013. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance was in the first quintile for the Institutional shares for each of the one-, three-, and five year periods ended December 31, 2013, in the first, second and second quintiles for the Morgan shares, and in the third, third and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance was in the second, second and first quintiles for Institutional shares, in the first, first and second quintiles for Morgan shares, and in the second, second and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance was in the fourth, fourth and first quintiles for Institutional shares, and in the third, third and fourth quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and in the fourth quintile for the Service shares for both the one- and three-year periods ended December 31, 2013. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Federal Money Market Fund’s performance was in the second quintile for Institutional shares and in the first, first and third quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance was in the fourth, fourth and third quintiles for Institutional shares and in the third, third, and fourth quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and in the fourth quintile for the Service shares for both the one- and three-year periods ended December 31, 2013. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance was in the second quintile for Institutional shares for each of the one-, three-, and five-year periods ended December 31, 2013, and in the second, second and fourth quintiles for Morgan shares, for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Municipal Money Market Fund’s performance was in the first quintile for Institutional shares for each of the one-, three-, and five-year periods ended December 31, 2013, in the fifth, fifth, and third quintiles for Morgan shares, and in the fourth, fourth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for Institutional, Morgan and Service shares was in the third, fourth, and third quintiles, respectively, and that the actual total expenses were in the third, third and fourth quintiles of the Universe Group, respectively. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for Institutional, Morgan and Service shares was in the third, fourth, and third quintiles, and that the actual total expenses were in the third, third, and fourth quintiles of the Universe Group, respectively. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee was in the third quintile and that the actual total expenses were in the fourth quintile of the Universe Group for each of the Institutional, Morgan, and Service Shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee was in the third quintile and actual total expenses were in the second quintile of the Universe Group for each of the Institutional, Morgan and Service shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee and actual total expenses for both the Institutional and Morgan shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for Institutional, Morgan and Service shares were in the second, first and second quintiles, respectively, and that the actual total expenses for each of the Institutional, Morgan and Service shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional and Morgan shares were in the third and fourth quintiles, respectively, and that the actual total expenses for both the Institutional and Morgan shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional, Morgan and Service shares were in the fourth, fifth and fourth quintiles, respectively, and that the actual total expenses for Institutional, Morgan, and Service Class shares were in the fourth, fourth, and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	139

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPM Trust I

JPM I held a special meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees:

Trustees were elected by the shareholders of all of the series of the JPM I, including Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund. The results of the voting were as follows:

Shares (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Shares (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

JPM Trust II

JPM II held a special meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees:

Trustees were elected by the shareholders of all of the series of the Trust, including Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Municipal Money Market Fund. The results of the voting were as follows:

Shares (Amounts in thousands)
John F. Finn
In Favor	132,674,822
Withheld	508,692

Dr. Matthew Goldstein
In Favor	132,670,672
Withheld	512,842

Robert J. Higgins
In Favor	124,038,998
Withheld	9,144,516

Frankie D. Hughes
In Favor	132,681,734
Withheld	501,780

Peter C. Marshall
In Favor	132,663,579
Withheld	519,935

Mary E. Martinez
In Favor	132,682,318
Withheld	501,196

Marilyn McCoy
In Favor	132,681,993
Withheld	501,520

Shares (Amounts in thousands)
Mitchell M. Merin
In Favor	132,664,715
Withheld	518,799

William G. Morton, Jr.
In Favor	132,650,698
Withheld	532,816

Robert A. Oden, Jr.
In Favor	132,664,727
Withheld	518,788

Marian U. Pardo
In Favor	132,690,792
Withheld	492,722

Frederick W. Ruebeck
In Favor	132,644,244
Withheld	539,269

James J. Schonbachler
In Favor	132,671,281
Withheld	512,233

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	141

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-MMKT-814

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2014 (Unaudited)

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

(formerly JPMorgan Multi-Sector Income Fund)

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the six months ended August 31, 2014. The U.S. economy rebounded from a drop in gross domestic product in the winter months and returned to steady, positive growth for the remainder of the reporting period. While signs of price inflation emerged, the employment rate and consumer spending remained below the U.S. Federal Reserve’s stated policy targets. In this environment, long term interest rates declined. Demand for longer maturity debt outpaced supply and investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds.

Amid low interest rates and improving credit quality, investors sought higher yields offered by longer maturity and lower quality debt securities. The Barclays U.S. Aggregate Index returned 2.74%; the Barclays U.S. Corporate High Yield Index returned 2.86% and the JPMorgan Emerging Markets Bond Index Global returned 7.59%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Corporate Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.59%
Barclays U.S. Aggregate Index	2.74%
Barclays U.S. Corporate Index	4.15%

Net Assets as of 8/31/2014 (In Thousands)	$835,794
Duration as of 8/31/2014	7.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class shares outperformed the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index (the “Benchmark”). The Fund’s exposure to corporate high yield securities (also known as “junk bonds”) and its overall security selection and sector allocation were leading contributors to performance relative to the Benchmark. The Fund’s position in the financials sector, particularly subordinated debt securities and non-U.S. banks, also contributed to relative performance.

The Fund’s underweight position in the basic industries, particularly the metals & mining subsector, detracted from relative performance as the sector experienced solid returns for the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund relied on a thorough research process with a particular emphasis on three key areas; macro credit strategy, which determines the credit bias of the portfolio; sector strategy that helps determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. The Fund’s managers had a positive view of risk sectors and increased the Fund’s weighting in lower quality debt securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	84.9%
Preferred Securities	7.2
Others (each less than 1.0%)	0.9
Short-Term Investments	7.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
Without Sales Charge		4.47%	9.41%	3.25%
With Sales Charge**		0.59	5.31	0.65
CLASS C SHARES	March 1, 2013
Without CDSC		4.08	8.83	2.71
With CDSC***		3.08	7.83	2.71
CLASS R6 SHARES	March 1, 2013	4.54	9.75	3.63
SELECT CLASS SHARES	March 1, 2013	4.59	9.76	3.53

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Corporate Bond Fund, the Barclays U.S. Corporate Index, the Barclays U.S. Aggregate Index and the Lipper Corporate Debt Funds BBB-Rated Index from March 1, 2013 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Barclays U.S. Corporate Index (the

“Index”) is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. The Barclays U.S. Corporate Index was launched on January 1, 1973. The performance of the Lipper Corporate Debt Funds BBB-Rated Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Lipper Corporate Debt Funds BBB-Rated Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.16%
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified	4.96%

Net Assets as of 8/31/2014 (In Thousands)	$22,408
Duration as of 8/31/2014	5.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Corporate Debt Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class Shares outperformed the JPMorgan Corporate Emerging Markets Bond Index — Broad Diversified (the “Benchmark”).

The Fund’s security selection and allocation to Latin America and its security selection in Asia contributed to the Fund’s absolute performance for the reporting period. The Fund’s security selection and overweight position in Mexico and its underweight position in Russia were leading contributors to performance relative to the Benchmark.

The Fund’s use of U.S. Treasury debt futures to shorten the overall duration of the Fund and its allocation to Eastern Europe detracted from absolute performance. The Fund’s underweight position in Turkey and its security selection in Peru were leading detractors from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined top down macro-economic research with bottom up fundamental credit and country analysis. The Fund invested primarily in emerging markets corporate debt, structured as corporate bonds and debt securities, loan assignments and participations (loans), commitments to purchase loan assignments, private placements, restricted securities, and variable and floating rate instruments. During the reporting period, the Fund invested mainly in U.S. dollar denominated debt investments and was heavily weighted to Latin America and Asia.

PORTFOLIO COMPOSITION***
Corporate Bonds	97.9%
U.S. Treasury Obligation	0.2
Short-Term Investment	1.9

PORTFOLIO COMPOSITION BY COUNTRY***
Cayman Islands	14.3%
Mexico	11.4
United Kingdom	8.3
Luxembourg	6.8
Chile	6.4
Brazil	4.7
United Arab Emirates	4.1
Thailand	3.7
Peru	3.2
South Korea	2.9
India	2.8
United States	2.8
Netherlands	2.6
Turkey	2.5
Colombia	2.2
Hong Kong	2.0
Singapore	1.9
Panama	1.8
Canada	1.7
Argentina	1.2
Austria	1.2
Georgia	1.1
Kazakhstan	1.0
Morocco	1.0
China	1.0
Croatia	1.0
Costa Rica	1.0
Others (each less than 1.0%)	3.5
Short-Term Investment	1.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION
CLASS A SHARES	September 4, 2013
Without Sales Charge		6.03%	11.74%
With Sales Charge**		2.07	7.55
CLASS C SHARES	September 4, 2013
Without CDSC		5.76	11.19
With CDSC***		4.76	10.19
CLASS R6 SHARES	September 4, 2013	6.29	12.25
SELECT CLASS SHARES	September 4, 2013	6.16	12.00

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/13 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Corporate Debt Fund, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI Broad Diversified”) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (“CEMBI Diversified”) from September 4, 2013 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the CEMBI Broad Diversified and the CEMBI Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The CEMBI Broad Diversified and the CEMBI Diversified are each an expansion of the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.52%
J.P. Morgan Emerging Markets Bond Index Global	7.59%

Net Assets as of 8/31/2014 (In Thousands)	$1,287,419
Duration as of 8/31/2014	7.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class Shares underperformed the J.P. Morgan Emerging Markets Bond Index Global (the “Benchmark”). The Fund’s security selection in Latin America (except Brazil) and the Commonwealth of Independent States (Russia and the former Soviet Republics) detracted from performance relative to the Benchmark. The Fund’s security selection and overweight position in Venezuela and its overweight position and security selection in Ukraine were also leading detractors from performance relative to the Benchmark. Rampant inflation and shortages of consumer goods have led to anti-government protests and rioting in Venezuela, while Ukraine remained in military and economic crisis for the entire reporting period.

The Fund’s underweight position in Asia and its overweight position in Africa made a positive contribution to performance relative to the Benchmark. The Fund’s security selection in Brazil and Poland also were leading contributors to relative performance. In Poland, political momentum for pension reform and improving economic fundamentals led to a strong performance, while investors’ search for higher yields and relatively lower risk drove Brazilian bonds higher during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark, which slightly detracted from both relative and absolute performance. As of August 31, 2014, the top five over- and underweights based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Mexico	0.18
Hungary	0.10
Indonesia	0.07
Morocco	0.07
Iceland	0.06
Top 5 Underweights:
China	(0.22)
Chile	(0.15)
Poland	(0.10)
Malaysia	(0.05)
Uruguay	(0.04)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	7

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

PORTFOLIO COMPOSITION*
Foreign Government Securities	74.6%
Corporate Bonds	22.4
Others (each less than 1.0%)	0.1
Short-Term Investment	2.9

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	13.1%
Venezuela	9.0
Russia	7.6
Turkey	7.2
Indonesia	7.1
Brazil	6.9
Hungary	3.7
Philippines	3.6
Colombia	3.1
Lebanon	2.8
Kazakhstan	2.0
South Africa	1.9
Peru	1.9
Ecuador	1.4
Ukraine	1.4
Panama	1.3
Romania	1.2
Pakistan	1.2
Dominican Republic	1.2
Jamaica	1.2
Ivory Coast	1.1
Netherlands	1.1
Croatia	1.1
Costa Rica	1.1
Lithuania	1.0
Sri Lanka	1.0
Iceland	1.0
Others (each less than 1.0%)	10.9
Short-Term Investment	2.9

*	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
Without Sales Charge		6.40%	12.07%	9.44%	7.91%
With Sales Charge**		2.42	7.88	8.60	7.51
CLASS C SHARES	June 30, 2006
Without CDSC		6.13	11.54	8.89	7.49
With CDSC***		5.13	10.54	8.89	7.49
CLASS R5 SHARES	May 15, 2006	6.67	12.67	9.95	8.33
CLASS R6 SHARES	July 2, 2012	6.75	12.65	9.97	8.34
SELECT CLASS SHARES	April 17, 1997	6.52	12.29	9.73	8.14

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Emerging Market Hard Currency Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index Global (the “Index”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Index is administered by JPMorgan Securities Inc., an affiliate of the adviser. The Lipper Emerging Market Hard Currency Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	9

JPMorgan Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.55%
Barclays U.S. TIPS Index	3.80%

Net Assets as of 8/31/2014 (In Thousands)	$93,541
Duration as of 8/31/2014	7.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2014, the Fund (Select Class Shares) invested the majority of its assets in U.S. Treasury Inflation Protected Securities (“TIPS”) and posted a positive absolute return and slightly underperformed the Barclays U.S. TIPS Index (the “Benchmark”).

For most of the reporting period, TIPS prices gained as U.S. inflation measures gradually rose in line with strengthening in the broader economy. However, August proved to be a difficult month for the TIPS market as inflationary pressures appeared to ease and investors sold the securities, potentially to take profits from the run-up in previous months.

The Fund’s TIPS breakeven strategy, which uses futures contracts in conjunction with TIPS in an effort to benefit from the difference between the yield on a nominal fixed-rate bond and the real yield on an inflation-linked bond, detracted from performance, mostly due to the sell-off in TIPS in August. The Fund’s duration positioning — particularly its short-positions in two-year and 10-year Treasury securities also detracted from relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s yield curve trading helped its relative performance during the period, particularly the Fund’s long position in the 30-year Treasury bond, which rallied during the period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. The Fund’s relative performance was also helped by its long positions in Italian inflation-linked bonds. The Fund’s security selection also helped performance.

HOW WAS THE FUND POSITIONED?

Most of the Fund’s assets were allocated to TIPS. However, a small portion of the Fund’s assets was allocated to U.K. and Italian inflation-linked bonds. The Fund’s portfolio managers actively monitored and managed the Fund’s duration and made tactical investments in areas of the real yield curve (the real yield curve shows the relationship between yields and maturity dates for TIPS) that they believed were the most attractive from a risk/reward perspective. Overall, the Fund’s positioning was focused on protecting against higher interest rates, while taking advantage of relatively low inflation premium pricing in TIPS and European inflation-linked bonds.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	94.3%
Foreign Government Securities	2.4
Collateralized Mortgage Obligation	0.1
Short-Term Investment	3.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014 . The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	September 1, 2005
Without Sales Charge		3.46%	5.05%	4.78%	3.46%
With Sales Charge**		(0.38)	1.11	3.99	3.02
CLASS C SHARES	September 1, 2005
Without CDSC		3.11	4.34	4.11	2.86
With CDSC***		2.11	3.34	4.11	2.86
INSTITUTIONAL CLASS SHARES	September 1, 2005	3.56	5.37	5.07	3.81
SELECT CLASS SHARES	September 1, 2005	3.55	5.15	4.96	3.67

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Real Return Fund, the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Funds Index from September 1, 2005 to August 31, 2014. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper

Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Inflation-Protected Bond Funds Index represents the total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	11

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.11%
Barclays U.S. Universal Index	2.89%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2014 (In Thousands)	$26,957,082
Duration as of 8/31/2014	1.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the six months ended August 31, 2014, the Fund’s Select Class shares underperformed the Barclays U.S. Universal Index and outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the six months ended August 31, 2014, the leading contributor to the Fund’s absolute performance was its exposure to high yield corporate bonds (also known as “junk bonds”). The Fund’s investments in mortgage non-agency mortgage backed securities and commercial mortgage backed securities also contributed to absolute performance. The non-agency mortgage sector performed well compared with other fixed-income asset classes.

The Fund used credit default swaps to establish short positions in certain sovereign and corporate credits and credit indexes as a hedging strategy. However, its exposure to the sectors detracted from absolute performance. The Fund underperformed the Barclays U.S. Universal Index due to the index’s generally longer duration as interest rates fell during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 61% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 3% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. As of the end of the reporting period, the Fund used credit default swaps to establish long positions in the high yield sector and short positions in the investment grade corporate credit and emerging markets debt sectors.

PORTFOLIO COMPOSITION***
Corporate Bonds	19.6%
Collateralized Mortgage Obligations	4.3
Mortgage Pass-Through Securities	3.7
Loan Assignments	3.6
Asset-Backed Securities	1.6
Private Placements	1.2
Others (each less than 1.0%)	1.7
Short-Term Investments	64.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	October 10, 2008
Without Sales Charge		(0.04)%	1.75%	4.04%	6.43%
With Sales Charge**		(3.76)	(2.07)	3.25	5.74
CLASS C SHARES	October 10, 2008
Without CDSC		(0.24)	1.22	3.55	5.92
With CDSC***		(1.24)	0.22	3.55	5.92
CLASS R5 SHARES	October 10, 2008	0.20	2.22	4.52	6.92
SELECT CLASS SHARES	October 10, 2008	0.11	2.02	4.32	6.71

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/10/08 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 10, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from October 10, 2008 to August 31, 2014. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	13

JPMorgan Total Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.24%
Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2014 (In Thousands)	$279,025
Duration as of 8/31/2014	4.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund (Select Class Shares) underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). The Fund’s exposure to U.S. Treasury securities and prepaid mortgage-backed securities detracted from performance relative to the Benchmark. The Fund’s exposure to high yield corporate bonds (also known as “junk bonds”) and investment grade corporate debt contributed to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was overweight the high yield and non-agency mortgage sectors and underweight in the emerging market debt and sovereign debt sectors.

The Fund’s portfolio managers used credit default swaps to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. Overall, these positions helped the Fund’s performance relative to the Benchmark, but did not have a significant impact. The Fund also used interest rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates, which helped relative performance. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	34.1%
Mortgage Pass-Through Securities	20.4
Collateralized Mortgage Obligations	3.7
Commercial Mortgage-Backed Securities	3.2
Asset-Backed Securities	2.6
U.S. Treasury Obligations	2.4
U.S. Government Agency Securities	2.1
Others (each less than 1.0%)	1.5
Short-Term Investments	30.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 16, 2008
Without Sales Charge		2.21%	6.05%	6.86%	7.05%
With Sales Charge**		(1.62)	2.06	6.04	6.39
CLASS C SHARES	June 16, 2008
Without CDSC		1.89	5.27	6.18	6.35
With CDSC***		0.89	4.27	6.18	6.35
CLASS R2 SHARES	March 18, 2014	2.01	5.83	7.01	7.21
CLASS R5 SHARES	June 16, 2008	2.39	6.23	7.09	7.28
CLASS R6 SHARES	March 18, 2014	2.32	6.15	7.08	7.27
SELECT CLASS SHARES	June 16, 2008	2.24	6.11	6.97	7.15

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Total Return Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from June 16, 2008 to August 31, 2014. The performance of the Lipper Core Plus Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	15

JPMorgan Unconstrained Debt Fund

(formerly JPMorgan Multi-Sector Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	0.96%
Barclays U.S. Aggregate Index	2.74%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2014 (In Thousands)	$2,719,140
Duration as of 8/31/2014	1.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund*** (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Index”) due to its shorter duration position but had a positive return on an absolute basis. Relative to the Index, the Fund had exposure to a broader range of asset classes during the reporting period. The Fund invested in investment grade corporate debt, high yield corporate debt (also known as “junk bonds”), asset-backed securities, mortgage-backed securities, U.S. Treasury securities and emerging market debt.

The main driver of the Fund’s performance on an absolute basis was its position in investment grade corporate securities. The Fund’s allocation to securitized fixed income securities and high yield corporate bonds also contributed to the Fund’s performance on an absolute basis.

The Fund’s exposure to government debt, primarily via short positions in U.S. Treasuries and German Bunds, detracted from absolute performance. This positioning was negatively impacted by falling interest rates during the reporting period.

The Fund’s position in emerging market debt also slightly detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund applied a flexible investment approach and was not managed to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions during the reporting period. The portfolio managers sought opportunities in convertible bonds, added exposure to agency mortgage backed securities and sold all allocations to emerging market sovereign debt. After taking profit on some high yield corporate positions at the beginning of the reporting period, the portfolio managers began tactically adding back to this sector, in both Europe and the US, during the second quarter given strong fundamentals.

The Fund’s duration was also tactically adjusted throughout the reporting period, increasing from 0.79 years at the end of February to 1.12 years at the end of August as a result of bond purchases and a reduced cash position. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PORTFOLIO COMPOSITION****
Corporate Bonds	35.4%
Asset-Backed Securities	10.7
Mortgage Pass-Through Securities	8.7
Collateralized Mortgage Obligations	5.9
Preferred Securities	5.1
U.S. Treasury Obligations	4.9
Commercial Mortgage-Backed Securities	4.7
Convertible Bonds	3.8
Loan Assignments	1.5
Short-Term Investment	19.3

PORTFOLIO COMPOSITION BY COUNTRY****
United States	55.8%
Cayman Islands	4.4
United Kingdom	4.0
France	2.8
Luxembourg	2.4
Italy	2.3
Spain	1.8
Switzerland	1.5
Netherlands	1.2
Germany	1.0
Others (each less than 1.0%)	3.5
Short-Term Investment	19.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Effective October 22, 2014, the Fund changed its name from JPMorgan Multi-Sector Income Fund.
****	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	17

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	December 1, 2010
Without Sales Charge		0.84%	4.77%	4.07%	3.57%
With Sales Charge**		(2.91)	0.86	2.75	2.52
CLASS C SHARES	December 1, 2010
Without CDSC		0.57	4.28	3.58	3.05
With CDSC***		(0.43)	3.28	3.58	3.05
CLASS R2 SHARES	December 1, 2010	0.64	4.53	3.83	3.31
CLASS R5 SHARES	December 1, 2010	1.05	5.26	4.56	4.04
CLASS R6 SHARES	November 1, 2011	1.07	5.30	4.59	4.07
SELECT CLASS SHARES	December 1, 2010	0.96	5.07	4.33	3.82

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been higher than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Unconstrained Debt Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from December 1, 2010 to August 31, 2014. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 85.9%
	Consumer Discretionary — 7.1%
	Auto Components — 0.1%
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	697

	Automobiles — 1.2%
1,250	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	1,397
	Daimler Finance North America LLC,
1,460	1.375%, 08/01/17 (e)	1,459
2,695	2.250%, 09/03/19 (e)	2,698
1,180	2.950%, 01/11/17 (e) (m)	1,226
1,485	Ford Motor Co., 4.750%, 01/15/43	1,554
1,455	General Motors Co., 6.250%, 10/02/43	1,706

		10,040

	Distributors — 0.2%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e) (m)	1,577

	Diversified Consumer Services — 0.1%
500	Service Corp. International, 7.500%, 04/01/27 (m)	551

	Hotels, Restaurants & Leisure — 0.3%
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	805
1,250	MGM Resorts International, 6.750%, 10/01/20	1,385
600	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	656

		2,846

	Internet & Catalog Retail — 0.4%
3,465	Amazon.com, Inc., 2.500%, 11/29/22	3,313

	Media — 3.9%
	21st Century Fox America, Inc.,
745	5.400%, 10/01/43	859
750	6.150%, 02/15/41 (m)	924
	Clear Channel Worldwide Holdings, Inc.,
1,000	Series B, 6.500%, 11/15/22	1,070
500	Series B, 7.625%, 03/15/20 (m)	535
	Comcast Corp.,
1,310	4.500%, 01/15/43	1,371
1,695	4.750%, 03/01/44	1,855
485	CSC Holdings LLC, 8.625%, 02/15/19 (m)	570
1,950	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	2,100
335	Discovery Communications LLC, 4.875%, 04/01/43	350
1,500	DISH DBS Corp., 6.750%, 06/01/21 (m)	1,678

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Media — continued
		Interpublic Group of Cos., Inc. (The),
	630	3.750%, 02/15/23 (m)	634
	505	4.200%, 04/15/24	523
	1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	1,399
		NBCUniversal Media LLC,
	2,110	4.375%, 04/01/21 (m)	2,332
	810	4.450%, 01/15/43 (m)	848
	500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	530
	675	Omnicom Group, Inc., 3.625%, 05/01/22 (m)	694
	1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,025
	1,000	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	980
		Time Warner Cable, Inc.,
	1,140	5.000%, 02/01/20 (m)	1,279
	1,140	5.500%, 09/01/41 (m)	1,320
GBP	660	5.750%, 06/02/31 (m)	1,293
		Time Warner, Inc.,
	2,255	4.650%, 06/01/44	2,285
	1,725	4.750%, 03/29/21 (m)	1,912
	1,185	4.900%, 06/15/42 (m)	1,240
	715	5.350%, 12/15/43	790
		Viacom, Inc.,
	1,755	4.375%, 03/15/43	1,643
	500	5.850%, 09/01/43	578

			32,617

		Multiline Retail — 0.3%
		Macy’s Retail Holdings, Inc.,
	1,205	4.300%, 02/15/43 (m)	1,157
	1,165	4.375%, 09/01/23	1,247

			2,404

		Specialty Retail — 0.6%
		Home Depot, Inc. (The),
	1,265	4.400%, 03/15/45	1,332
	760	4.875%, 02/15/44	858
	1,000	L Brands, Inc., 6.625%, 04/01/21 (m)	1,126
	500	Party City Holdings, Inc., 8.875%, 08/01/20	551
	450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22 (m)	475
	500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	539

			4,881

		Total Consumer Discretionary	58,926

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Staples — 4.4%
	Beverages — 1.0%
3,883	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22 (m)	3,805
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	598
	PepsiCo, Inc.,
1,715	2.750%, 03/05/22 (m)	1,719
940	2.750%, 03/01/23	927
1,205	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e) (m)	1,265

		8,314

	Food & Staples Retailing — 1.5%
	CVS Caremark Corp.,
4,940	2.750%, 12/01/22 (m)	4,836
785	5.300%, 12/05/43	917
625	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	678
1,380	Kroger Co. (The), 3.850%, 08/01/23	1,432
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43	1,433
2,805	4.300%, 04/22/44	2,940
580	5.000%, 10/25/40 (m)	667

		12,903

	Food Products — 0.3%
500	H.J. Heinz Co., 4.250%, 10/15/20	507
1,110	Kraft Foods Group, Inc., 5.000%, 06/04/42	1,207
750	Post Holdings, Inc., 7.375%, 02/15/22	787

		2,501

	Household Products — 0.3%
500	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	516
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	522
1,000	9.000%, 04/15/19 (m)	1,050

		2,088

	Tobacco — 1.3%
	Altria Group, Inc.,
5,015	2.850%, 08/09/22 (m)	4,905
1,420	4.250%, 08/09/42 (m)	1,341
856	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e) (m)	865
	Philip Morris International, Inc.,
2,725	4.125%, 03/04/43	2,670
1,240	4.875%, 11/15/43	1,360

		11,141

	Total Consumer Staples	36,947

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 8.4%
	Energy Equipment & Services — 0.5%
1,220	Rowan Cos., Inc., 5.850%, 01/15/44	1,281
1,055	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	1,111
1,485	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22 (m)	1,447
420	Weatherford International Ltd., (Bermuda), 5.950%, 04/15/42 (m)	484

		4,323

	Oil, Gas & Consumable Fuels — 7.9%
2,965	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	3,381
750	Apache Corp., 4.750%, 04/15/43 (m)	796
	BP Capital Markets plc, (United Kingdom),
1,090	2.750%, 05/10/23	1,060
2,105	3.245%, 05/06/22 (m)	2,148
505	3.814%, 02/10/24	530
1,525	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	1,819
	Cenovus Energy, Inc., (Canada),
1,680	3.000%, 08/15/22 (m)	1,669
290	4.450%, 09/15/42 (m)	295
1,220	5.200%, 09/15/43	1,373
	Enbridge, Inc., (Canada),
510	3.500%, 06/10/24	511
2,325	4.000%, 10/01/23	2,436
1,585	VAR, 0.677%, 06/02/17	1,591
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23	1,827
740	6.500%, 02/01/42 (m)	889
1,000	EnLink Midstream Partners LP, 5.600%, 04/01/44	1,133
	Enterprise Products Operating LLC,
910	4.050%, 02/15/22 (m)	976
1,555	4.450%, 02/15/43 (m)	1,548
1,245	4.850%, 03/15/44	1,320
330	5.100%, 02/15/45	364
1,297	Series A, VAR, 8.375%, 08/01/66 (m)	1,448
500	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20 (m)	564
	Kinder Morgan Energy Partners LP,
2,400	3.500%, 03/01/21	2,427
365	5.000%, 08/15/42 (m)	359
2,110	5.000%, 03/01/43	2,070
2,150	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	2,395

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
	500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	532
	715	Marathon Petroleum Corp., 6.500%, 03/01/41 (m)	900
	2,220	Noble Energy, Inc., 5.250%, 11/15/43	2,482
		Phillips 66,
	432	4.300%, 04/01/22	468
	1,495	5.875%, 05/01/42	1,838
		Plains All American Pipeline LP/PAA Finance Corp.,
	1,630	5.000%, 02/01/21 (m)	1,844
	550	6.125%, 01/15/17 (m)	613
	324	Plains Exploration & Production Co., 6.500%, 11/15/20 (m)	359
	2,165	Spectra Energy Partners LP, 2.950%, 09/25/18	2,244
	3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18 (m)	3,967
	1,180	Sunoco Logistics Partners Operations LP, 5.300%, 04/01/44	1,255
	1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e) (m)	1,683
	1,733	Total Capital International S.A., (France), 2.875%, 02/17/22 (m)	1,752
	3,240	Total Capital S.A., (France), 4.125%, 01/28/21 (m)	3,551
	1,050	Western Gas Partners LP, 4.000%, 07/01/22 (m)	1,097
	500	Whiting Petroleum Corp., 5.750%, 03/15/21	549
		Williams Cos., Inc. (The),
	2,205	3.700%, 01/15/23	2,115
	360	5.750%, 06/24/44	364
	3,570	Williams Partners LP, 4.900%, 01/15/45	3,619

			66,161

		Total Energy	70,484

		Financials — 32.3%
		Banks — 14.5%
		ABN AMRO Bank N.V., (Netherlands),
	1,140	2.500%, 10/30/18 (e)	1,158
EUR	650	6.375%, 04/27/21 (m)	1,063
	2,690	Australia & New Zealand Banking Group Ltd., (Australia), 4.500%, 03/19/24 (e)	2,790
		Bank of America Corp.,
	8,475	2.000%, 01/11/18	8,512
	7,885	3.300%, 01/11/23	7,820
	660	4.000%, 04/01/24	680
	1,875	5.000%, 01/21/44	2,037

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
	Bank of Montreal, (Canada),
1,825	1.450%, 04/09/18	1,809
1,615	2.375%, 01/25/19	1,644
5,140	Bank of Nova Scotia, (Canada), 2.800%, 07/21/21	5,162
	Banque Federative du Credit Mutuel S.A., (France),
1,250	1.700%, 01/20/17 (e)	1,257
2,850	2.750%, 01/22/19 (e)	2,904
3,606	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e) (m)	4,055
EUR 1,200	BBVA Subordinated Capital S.A.U., (Spain), VAR, 3.500%, 04/11/24	1,645
2,780	Branch Banking & Trust Co., 2.850%, 04/01/21	2,808
	Capital One Bank USA N.A.,
1,280	2.250%, 02/13/19	1,283
4,225	3.375%, 02/15/23	4,210
	Citigroup, Inc.,
1,410	1.550%, 08/14/17	1,407
1,350	1.700%, 07/25/16	1,366
360	1.750%, 05/01/18	358
1,815	2.500%, 09/26/18	1,842
830	2.500%, 07/29/19	833
2,635	3.375%, 03/01/23	2,651
5,390	4.450%, 01/10/17 (m)	5,779
1,405	5.300%, 05/06/44	1,507
885	6.675%, 09/13/43	1,126
1,155	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 5.750%, 12/01/43	1,368
	Credit Agricole S.A., (France),
1,115	2.500%, 04/15/19 (e)	1,125
940	3.875%, 04/15/24 (e)	964
2,125	VAR, 8.125%, 09/19/33 (e)	2,428
	Discover Bank,
4,115	2.000%, 02/21/18	4,131
2,515	3.200%, 08/09/21	2,523
1,520	4.200%, 08/08/23	1,605
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	540
5,085	4.125%, 08/12/20 (e) (m)	5,524
840	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22 (m)	900
	Intesa Sanpaolo S.p.A., (Italy),
EUR2,000	5.000%, 09/23/19 (m)	2,922
2,459	5.017%, 06/26/24 (e)	2,482
1,180	5.250%, 01/12/24	1,298

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,660	MUFG Union Bank N.A., 2.625%, 09/26/18	2,731
2,295	National Australia Bank Ltd., (Australia), 3.000%, 01/20/23	2,278
2,065	PNC Bank N.A., 2.700%, 11/01/22 (m)	2,002
1,710	Royal Bank of Canada, (Canada), 2.200%, 07/27/18	1,745
	Royal Bank of Scotland plc (The), (United Kingdom),
365	6.125%, 01/11/21 (m)	432
EUR 2,150	6.934%, 04/09/18 (m)	3,273
1,480	Skandinaviska Enskilda Banken AB, (Sweden), 2.375%, 11/20/18 (e)	1,500
1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	1,188
EUR1,640	UniCredit S.p.A., (Italy), Reg. S, 6.950%, 10/31/22 (m)	2,652
	Wells Fargo & Co.,
2,625	3.000%, 01/22/21	2,686
2,590	Series M, 3.450%, 02/13/23	2,608
555	4.125%, 08/15/23	583
2,030	5.375%, 11/02/43	2,310

		121,504

	Capital Markets — 5.2%
EUR1,750	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25	2,569
	Goldman Sachs Group, Inc. (The),
6,340	2.375%, 01/22/18	6,442
2,030	2.900%, 07/19/18	2,088
4,050	3.625%, 01/22/23	4,109
1,385	3.850%, 07/08/24	1,411
1,380	4.000%, 03/03/24	1,422
2,205	4.800%, 07/08/44	2,305
	Morgan Stanley,
1,260	2.125%, 04/25/18	1,268
2,000	2.375%, 07/23/19	1,998
1,145	2.500%, 01/24/19	1,157
3,245	3.750%, 02/25/23	3,330
1,905	Series F, 3.875%, 04/29/24	1,955
6,605	4.750%, 03/22/17 (m)	7,145
EUR4,391	UBS AG, (Switzerland), VAR, 4.750%, 02/12/26	6,197

		43,396

	Consumer Finance — 1.7%
1,000	Ally Financial, Inc., 7.500%, 09/15/20 (m)	1,196
1,780	American Express Co., 1.550%, 05/22/18	1,764
1,485	Capital One Financial Corp., 2.450%, 04/24/19	1,492

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
2,790	1.700%, 05/09/16	2,820
750	4.250%, 09/20/22 (m)	801
2,970	4.375%, 08/06/23	3,174
235	General Motors Financial Co., Inc., 3.250%, 05/15/18	237
2,295	HSBC USA, Inc., 3.500%, 06/23/24	2,346

		13,830

	Diversified Financial Services — 2.5%
1,080	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	1,140
	General Electric Capital Corp.,
2,000	3.450%, 05/15/24	2,041
3,820	4.375%, 09/16/20 (m)	4,201
315	5.875%, 01/14/38 (m)	392
2,080	Shell International Finance B.V., (Netherlands), 4.550%, 08/12/43	2,291
	Synchrony Financial,
3,280	3.750%, 08/15/21	3,347
1,195	4.250%, 08/15/24	1,223
	Voya Financial, Inc.,
2,260	2.900%, 02/15/18	2,339
710	5.500%, 07/15/22	813
3,295	VAR, 5.650%, 05/15/53	3,353

		21,140

	Insurance — 4.4%
1,450	Allstate Corp. (The), VAR, 5.750%, 08/15/53	1,552
	American International Group, Inc.,
6,955	4.875%, 06/01/22 (m)	7,806
2,500	5.850%, 01/16/18 (m)	2,835
1,040	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40 (m)	1,291
1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	1,323
	MetLife, Inc.,
1,450	4.125%, 08/13/42 (m)	1,423
1,100	6.400%, 12/15/36 (m)	1,240
	Metropolitan Life Global Funding I,
4,380	1.300%, 04/10/17 (e)	4,385
1,465	3.000%, 01/10/23 (e)	1,470
	New York Life Global Funding,
2,095	2.100%, 01/02/19 (e)	2,107
2,570	2.150%, 06/18/19 (e)	2,582
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,532

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Insurance — continued
	695	2.200%, 05/16/19 (e)	695
		Prudential Financial, Inc.,
	1,520	5.100%, 08/15/43	1,678
	2,270	VAR, 5.200%, 03/15/44	2,298
GBP	450	RSA Insurance Group plc, (United Kingdom), VAR, 9.375%, 05/20/39 (m)	914
	1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,149

			36,280

		Real Estate Investment Trusts (REITs) — 2.9%
		American Tower Corp.,
	2,510	3.450%, 09/15/21	2,514
	1,680	4.500%, 01/15/18 (m)	1,813
	1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,196
	1,210	Boston Properties LP, 3.850%, 02/01/23 (m)	1,260
	1,000	Corrections Corp. of America, 4.625%, 05/01/23	991
	1,990	DDR Corp., 3.500%, 01/15/21	2,024
	1,240	Duke Realty LP, 3.875%, 02/15/21	1,286
		HCP, Inc.,
	775	3.150%, 08/01/22 (m)	758
	1,145	3.875%, 08/15/24	1,155
	1,415	4.200%, 03/01/24	1,460
	245	5.375%, 02/01/21 (m)	278
		Kimco Realty Corp.,
	1,640	3.125%, 06/01/23	1,601
	1,545	3.200%, 05/01/21	1,559
	910	Liberty Property LP, 4.400%, 02/15/24	963
	920	Prologis LP, 4.250%, 08/15/23	970
	1,150	UDR, Inc., 3.700%, 10/01/20	1,202
	2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22 (m)	2,416
	970	Weingarten Realty Investors, 4.450%, 01/15/24	1,023

			24,469

		Thrifts & Mortgage Finance — 1.1%
		BPCE S.A., (France),
	1,500	1.700%, 04/25/16	1,522
	975	2.500%, 07/15/19	974
	1,085	4.000%, 04/15/24	1,125
	2,935	5.700%, 10/22/23 (e)	3,250
	2,620	VAR, 0.840%, 06/23/17	2,619

			9,490

		Total Financials	270,109

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care — 6.6%
	Biotechnology — 0.9%
	Amgen, Inc.,
2,425	3.625%, 05/22/24	2,466
1,025	5.650%, 06/15/42 (m)	1,217
	Gilead Sciences, Inc.,
2,255	4.500%, 04/01/21 (m)	2,521
1,215	4.800%, 04/01/44	1,337

		7,541

	Health Care Equipment & Supplies — 0.2%
500	Biomet, Inc., 6.500%, 08/01/20	538
750	Hologic, Inc., 6.250%, 08/01/20	791

		1,329

	Health Care Providers & Services — 2.9%
	Aetna, Inc.,
3,190	2.750%, 11/15/22 (m)	3,134
915	4.750%, 03/15/44	983
	Cigna Corp.,
1,905	4.000%, 02/15/22 (m)	2,026
480	5.375%, 02/15/42 (m)	556
	Express Scripts Holding Co.,
1,120	2.250%, 06/15/19	1,115
1,380	3.900%, 02/15/22	1,458
3,160	4.750%, 11/15/21	3,514
800	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e) (m)	862
500	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	545
1,000	HCA, Inc., 6.500%, 02/15/20 (m)	1,119
	McKesson Corp.,
854	2.700%, 12/15/22	825
1,080	4.883%, 03/15/44	1,164
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20 (m)	285
720	6.000%, 10/01/20	781
250	6.750%, 02/01/20	267
510	UnitedHealth Group, Inc., 3.950%, 10/15/42 (m)	492
	WellPoint, Inc.,
620	2.300%, 07/15/18	628
1,430	3.500%, 08/15/24	1,434
1,130	3.700%, 08/15/21 (m)	1,185
650	4.625%, 05/15/42 (m)	661
1,330	5.100%, 01/15/44	1,455

		24,489

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — 2.6%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17	2,332
3,020	2.900%, 11/06/22	2,969
2,530	Actavis Funding SCS, (Luxembourg), 4.850%, 06/15/44 (e)	2,603
	Forest Laboratories, Inc.,
1,920	4.375%, 02/01/19 (e)	2,068
1,042	4.875%, 02/15/21 (e)	1,146
1,290	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	1,283
1,115	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43	1,132
1,440	Mylan, Inc., 2.600%, 06/24/18	1,467
960	Pfizer, Inc., 4.300%, 06/15/43	988
1,565	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	1,516
2,485	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	2,436
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e) (m)	1,314
500	7.500%, 07/15/21 (e)	545

		21,799

	Total Health Care	55,158

	Industrials — 3.7%
	Aerospace & Defense — 0.2%
750	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e)	769
1,255	Lockheed Martin Corp., 4.070%, 12/15/42	1,245

		2,014

	Airlines — 0.6%
1,527	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,562
590	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	636
767	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22 (m)	901
1,163	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18 (m)	1,302
640	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	651

		5,052

	Commercial Services & Supplies — 0.2%
750	ACCO Brands Corp., 6.750%, 04/30/20	795
1,000	ADT Corp. (The), 3.500%, 07/15/22	892

		1,687

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	497

	Industrial Conglomerates — 0.6%
	General Electric Co.,
1,530	4.125%, 10/09/42 (m)	1,568
3,045	4.500%, 03/11/44	3,314

		4,882

	Machinery — 0.3%
1,775	Caterpillar, Inc., 3.803%, 08/15/42	1,708
500	Terex Corp., 6.000%, 05/15/21 (m)	530

		2,238

	Road & Rail — 0.9%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	767
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21 (m)	1,409
2,080	4.450%, 03/15/43	2,131
1,080	4.900%, 04/01/44	1,176
	Hertz Corp. (The),
750	5.875%, 10/15/20	771
500	7.375%, 01/15/21 (m)	535
580	Norfolk Southern Corp., 4.800%, 08/15/43	637

		7,426

	Trading Companies & Distributors — 0.7%
2,450	Air Lease Corp., 3.375%, 01/15/19	2,487
575	HD Supply, Inc., 8.125%, 04/15/19	627
1,000	International Lease Finance Corp., 5.875%, 04/01/19 (m)	1,092
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	545
750	7.625%, 04/15/22	842

		5,593

	Transportation Infrastructure — 0.2%
1,700	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e) (m)	1,722

	Total Industrials	31,111

	Information Technology — 3.9%
	Communications Equipment — 0.8%
500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	498
	Cisco Systems, Inc.,
2,385	2.125%, 03/01/19	2,401
2,140	4.450%, 01/15/20 (m)	2,378
1,030	5.500%, 01/15/40 (m)	1,233

		6,510

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	IT Services — 1.2%
	First Data Corp.,
649	6.750%, 11/01/20 (e) (m)	702
1,250	8.750% (cash), 01/15/22 (e) (m) (v)	1,369
	International Business Machines Corp.,
1,397	1.875%, 08/01/22 (m)	1,305
4,170	3.375%, 08/01/23	4,283
1,370	3.625%, 02/12/24	1,421
500	SunGard Data Systems, Inc., 7.625%, 11/15/20 (m)	538

		9,618

	Semiconductors & Semiconductor Equipment — 0.1%
235	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	250
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	789

		1,039

	Software — 1.0%
500	Audatex North America, Inc., 6.000%, 06/15/21 (e)	530
	Microsoft Corp.,
1,315	3.500%, 11/15/42 (m)	1,203
615	4.875%, 12/15/43	696
	Oracle Corp.,
3,450	2.500%, 10/15/22 (m)	3,357
2,570	4.500%, 07/08/44	2,718

		8,504

	Technology Hardware, Storage & Peripherals — 0.8%
	Apple, Inc.,
2,120	3.850%, 05/04/43	2,028
2,080	4.450%, 05/06/44	2,194
1,825	Hewlett-Packard Co., 6.000%, 09/15/41 (m)	2,163

		6,385

	Total Information Technology	32,056

	Materials — 3.8%
	Chemicals — 0.7%
750	Ashland, Inc., 4.750%, 08/15/22	751
	CF Industries, Inc.,
520	4.950%, 06/01/43	536
920	5.150%, 03/15/34	1,003
1,270	5.375%, 03/15/44	1,393
750	Hexion U.S. Finance Corp., 6.625%, 04/15/20 (m)	789
500	Huntsman International LLC, 4.875%, 11/15/20	510
750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e) (m)	814

		5,796

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction Materials — 0.6%
EUR 1,900	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20	2,871
2,260	Martin Marietta Materials, Inc., VAR, 1.331%, 06/30/17 (e)	2,267

		5,138

	Containers & Packaging — 0.1%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	1,040

	Metals & Mining — 2.4%
1,676	Allegheny Technologies, Inc., 5.875%, 08/15/23	1,849
1,810	ArcelorMittal, (Luxembourg), 5.111%, 02/25/17 (m)	1,894
920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42 (m)	924
1,735	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	1,983
1,096	Freeport-McMoRan, Inc., 5.450%, 03/15/43	1,184
	Glencore Finance Canada Ltd., (Canada),
1,650	4.250%, 10/25/22 (e) (m)	1,708
915	5.550%, 10/25/42 (e) (m)	986
1,840	Nucor Corp., 5.200%, 08/01/43	2,011
2,810	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22 (m)	2,786
1,215	Teck Resources Ltd., (Canada), 3.750%, 02/01/23 (m)	1,195
2,062	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22 (m)	2,152
805	Vale S.A., (Brazil), 5.625%, 09/11/42 (m)	833

		19,505

	Total Materials	31,479

	Telecommunication Services — 6.8%
	Diversified Telecommunication Services — 6.1%
	AT&T, Inc.,
2,330	1.700%, 06/01/17 (m)	2,359
2,315	2.375%, 11/27/18	2,358
5,055	4.300%, 12/15/42	4,915
2,935	4.800%, 06/15/44	3,070
635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	642
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21	767
750	7.375%, 06/01/20 (m)	810
	CenturyLink, Inc.,
250	Series T, 5.800%, 03/15/22 (m)	264
750	Series W, 6.750%, 12/01/23	830

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
400	GCI, Inc., 6.750%, 06/01/21 (m)	405
1,750	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 10/15/20 (m)	1,872
500	Level 3 Financing, Inc., 8.625%, 07/15/20 (m)	554
	Orange S.A., (France),
800	5.375%, 01/13/42 (m)	895
525	5.500%, 02/06/44	601
540	SES Global Americas Holdings GP, 2.500%, 03/25/19 (e)	544
850	Sprint Capital Corp., 8.750%, 03/15/32 (m)	948
	Telefonica Emisiones S.A.U., (Spain),
1,300	4.570%, 04/27/23	1,393
975	7.045%, 06/20/36 (m)	1,280
750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	821
	Verizon Communications, Inc.,
480	2.450%, 11/01/22 (m)	457
4,765	2.500%, 09/15/16	4,913
3,445	3.850%, 11/01/42 (m)	3,119
4,985	4.500%, 09/15/20	5,477
1,207	4.862%, 08/21/46 (e)	1,265
1,100	5.150%, 09/15/23	1,245
1,162	6.400%, 09/15/33	1,467
4,295	6.550%, 09/15/43	5,532
750	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	780
1,000	Windstream Corp., 7.750%, 10/01/21 (m)	1,090

		50,673

	Wireless Telecommunication Services — 0.7%
3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,760
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e) (m)	475
250	Sprint Corp., 7.875%, 09/15/23 (e)	268
500	T-Mobile USA, Inc., 6.731%, 04/28/22	528
1,365	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43	1,330

		6,361

	Total Telecommunication Services	57,034

	Utilities — 8.9%
	Electric Utilities — 5.9%
600	Alabama Power Co., 4.150%, 08/15/44	611
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22 (m)	2,925
2,045	3.350%, 07/01/23	2,106

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
	Duke Energy Corp.,
4,715	3.050%, 08/15/22 (m)	4,736
3,300	3.750%, 04/15/24	3,434
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,287
1,650	Enel S.p.A., (Italy), VAR, 8.750%, 09/24/73 (e)	1,939
1,380	FirstEnergy Solutions Corp., 6.800%, 08/15/39 (m)	1,535
2,435	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,516
2,010	ITC Holdings Corp., 3.650%, 06/15/24	2,031
1,355	Kansas City, Gas & Electric Co., 4.300%, 07/15/44 (e)	1,420
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	831
540	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42 (m)	544
1,110	Monongahela Power Co., 5.400%, 12/15/43 (e)	1,329
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,414
1,645	Oncor Electric Delivery Co. LLC, 2.150%, 06/01/19 (e)	1,647
	Pacific Gas & Electric Co.,
3,155	3.400%, 08/15/24	3,177
1,090	4.750%, 02/15/44	1,176
4,235	PacifiCorp, 2.950%, 02/01/22 (m)	4,319
	PPL Capital Funding, Inc.,
3,070	3.500%, 12/01/22 (m)	3,133
35	4.200%, 06/15/22 (m)	37
1,750	4.700%, 06/01/43	1,833
2,665	Series A, VAR, 6.700%, 03/30/67 (m)	2,718
355	South Carolina Electric & Gas Co., 4.500%, 06/01/64	368
1,955	Xcel Energy, Inc., 4.700%, 05/15/20 (m)	2,180

		49,246

	Gas Utilities — 0.3%
2,540	DCP Midstream Operating LP, 3.875%, 03/15/23	2,598

	Independent Power & Renewable Electricity Producers — 0.4%
	Oglethorpe Power Corp.,
700	4.550%, 06/01/44	721
630	5.375%, 11/01/40 (m)	733
	Southern Power Co.,
1,690	5.150%, 09/15/41 (m)	1,918
385	5.250%, 07/15/43	438

		3,810

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — 2.3%
905	Berkshire Hathaway Energy Co., 5.150%, 11/15/43	1,054
	Dominion Resources, Inc.,
1,050	4.450%, 03/15/21 (m)	1,156
3,620	5.200%, 08/15/19 (m)	4,118
EUR1,000	NGG Finance plc, (United Kingdom), Reg. S, VAR, 4.250%, 06/18/76	1,416
	NiSource Finance Corp.,
1,525	4.800%, 02/15/44	1,558
665	5.250%, 02/15/43 (m)	726
3,130	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67 (m)	3,279
	Sempra Energy,
3,975	2.875%, 10/01/22 (m)	3,949
1,605	3.550%, 06/15/24	1,636

		18,892

	Total Utilities	74,546

	Total Corporate Bonds (Cost $697,193)	717,850

Preferred Securities — 7.3% (x)
	Financials — 7.1%
	Banks — 4.3%
2,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	2,220
	Bank of America Corp.,
5,000	Series V, VAR, 5.125%, 06/17/19	4,948
2,225	Series M, VAR, 8.125%, 05/15/18 (m)	2,470
	Citigroup, Inc.,
1,550	Series D, VAR, 5.350%, 05/15/23	1,480
3,805	Series M, VAR, 6.300%, 05/15/24	3,872
GBP 1,300	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19 (m)	2,460
EUR 1,950	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	2,665
	Fifth Third Bancorp,
1,255	Series J, VAR, 4.900%, 09/30/19 (m)	1,260
1,620	VAR, 5.100%, 06/30/23	1,543
EUR 2,850	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	3,726
1,665	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	1,746
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,270
5,635	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18 (m)	6,368

		36,028

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Capital Markets — 1.8%
	2,805	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	2,630
	1,830	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	1,821
	3,350	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	3,458
	6,660	Morgan Stanley, VAR, 5.450%, 07/15/19	6,776
EUR	500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17 (m)	745

			15,430

		Diversified Financial Services — 0.9%
	5,100	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22 (m)	5,693
GBP	850	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18 (m)	1,499

			7,192

		Insurance — 0.1%
	630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	663

		Total Financials	59,313

		Utilities — 0.2%
		Electric Utilities — 0.2%
	1,625	Electricite de France S.A., (France), VAR, 5.250%, 01/29/23 (e)	1,678

		Total Preferred Securities (Cost $60,404)	60,991

	U.S. Treasury Obligations — 0.5%
		U.S. Treasury Notes,
	260	0.250%, 02/28/15 (k) (m)	260
	4,310	0.875%, 07/15/17 (m)	4,306

		Total U.S. Treasury Obligations (Cost $4,572)	4,566

SHARES

	Preferred Stocks — 0.4%
		Financials — 0.4%
		Capital Markets — 0.4%
	58	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 (m) @	1,420
	64	State Street Corp., Series D, VAR, 5.900%, 03/15/24 (a) (m) @	1,665

		Total Preferred Stocks (Cost $2,984)	3,085

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	27

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Short-Term Investments — 7.0%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
280	0.032%, 10/02/14 (k) (n)	280
635	0.035%, 01/08/15 (k) (n)	635

	Total U.S. Treasury Obligations	915

SHARES

	Investment Company — 6.9%
57,893	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	57,893

	Total Short-Term Investments (Cost $58,808)	58,808

	Total Investments — 101.1% (Cost $823,961)	845,300
	Liabilities in Excess of Other Assets — (1.1)%	(9,506)

	NET ASSETS — 100.0%	$835,794

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
533	U.S. Long Bond	12/19/14	74,670	526
286	2 Year U.S. Treasury Note	12/31/14	62,647	49
358	5 Year U.S. Treasury Note	12/31/14	42,544	105

	Short Futures Outstanding
(68)	Euro Bobl	09/08/14	(11,546)	(145)
(31)	Euro Bund	09/08/14	(6,173)	(275)
(790)	10 Year U.S. Treasury Note	12/19/14	(99,367)	(266)
(124)	U.S. Ultra Bond	12/19/14	(19,282)	(114)
(29)	Long Gilt	12/29/14	(5,467)	(42)

				(162)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
126	EUR	Credit Suisse International	09/18/14	168	165	(3)
80	EUR	Deutsche Bank AG	09/18/14	105	105	—	(h)
17	GBP	Citibank, N.A.	09/18/14	28	28	—	(h)
34	GBP	Credit Suisse International	09/18/14	59	59	—	(h)
				360	357	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
36	EUR	Barclays Bank plc	09/18/14	48	47	1
37	EUR	Citibank, N.A.	09/18/14	48	48	—	(h)
102	EUR	Credit Suisse International	09/18/14	134	134	—	(h)
96	EUR	Deutsche Bank AG	09/18/14	128	127	1
158	EUR	Goldman Sachs International	09/18/14	209	207	2
150	EUR	HSBC Bank, N.A.	09/18/14	201	198	3
143	EUR	Merrill Lynch International	09/18/14	191	188	3
95	EUR	Royal Bank of Canada	09/18/14	126	124	2
24,246	EUR	TD Bank Financial Group	09/18/14	32,433	31,861	572
26	GBP	Barclays Bank plc	09/18/14	44	44	—	(h)
90	GBP	Societe Generale	09/18/14	149	149	—	(h)
3,816	GBP	TD Bank Financial Group	09/18/14	6,364	6,335	29
				40,075	39,462	613

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	29

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 94.3%
	Argentina — 1.2%
260	YPF S.A., 8.750%, 04/04/24 (e)	270

	Austria — 1.2%
250	JBS Investments GmbH, 7.750%, 10/28/20 (e)	270

	Brazil — 4.5%
190	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20 (m)	206
150	Banco Daycoval S.A., 5.750%, 03/19/19 (e)	156
200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	213
200	Samarco Mineracao S.A., 5.750%, 10/24/23 (e)	214
200	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41 (m)	215

		1,004

	Canada — 1.6%
	Pacific Rubiales Energy Corp.,
160	5.375%, 01/26/19 (e)	166
200	Reg. S, 5.125%, 03/28/23	202

		368

	Cayman Islands — 13.8%
140	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	146
100	Alliance Global Group, Inc., 6.500%, 08/18/17 (m)	109
200	China Shanshui Cement Group Ltd., Reg. S, 10.500%, 04/27/17	215
210	China State Construction Finance Cayman I Ltd., Reg. S, 3.125%, 04/02/18	210
200	Comcel Trust, 6.875%, 02/06/24 (e)	220
	Country Garden Holdings Co. Ltd.,
200	7.875%, 05/27/19 (e)	209
200	Reg. S, 7.500%, 01/10/23	196
200	Kaisa Group Holdings Ltd., Reg. S, 8.875%, 03/19/18	207
100	Kuwait Projects Co., 9.375%, 07/15/20 (m)	126
200	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19	218
200	MCE Finance Ltd., Reg. S, 5.000%, 02/15/21	199
193	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	209
200	Shimao Property Holdings Ltd., Reg. S, 6.625%, 01/14/20	202
200	Tencent Holdings Ltd., 3.375%, 05/02/19 (e)	204
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	203
200	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17	210

		3,083

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chile — 6.1%
100	AES Gener S.A., Reg. S, 5.250%, 08/15/21 (m)	106
210	Banco de Credito e Inversiones, Reg. S, 3.000%, 09/13/17	216
200	Celulosa Arauco y Constitucion S.A., 4.500%, 08/01/24 (e)	200
190	Colbun S.A., Reg. S, 6.000%, 01/21/20 (m)	212
200	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	203
200	Sociedad Quimica y Minera de Chile S.A., Reg. S, 5.500%, 04/21/20 (m)	220
220	Telefonica Chile S.A., Reg. S, 3.875%, 10/12/22	215

		1,372

	China — 0.9%
210	Export-Import Bank of China (The), 3.625%, 07/31/24 (e) (m)	211

	Colombia — 2.1%
200	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	199
60	Ecopetrol S.A., 5.875%, 05/28/45	65
200	Oleoducto Central S.A., 4.000%, 05/07/21 (e)	204

		468

	Costa Rica — 0.9%
200	Banco de Costa Rica, 5.250%, 08/12/18 (e)	207

	Croatia — 0.9%
200	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	208

	Georgia — 1.0%
220	Bank of Georgia JSC, 7.750%, 07/05/17 (e)	233

	Hong Kong — 1.9%
210	Bright Food, Reg. S, 3.000%, 05/21/18	207
200	CITIC Pacific Ltd., Reg. S, 6.375%, 04/10/20	228

		435

	India — 2.7%
200	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	206
200	ICICI Bank Ltd., Reg. S, 4.700%, 02/21/18	211
200	Power Grid Corp of India Ltd., Reg. S, 3.875%, 01/17/23	195

		612

	Kazakhstan — 1.0%
200	Zhaikmunai LLP, Reg. S, 7.125%, 11/13/19	216

	Luxembourg — 6.5%
200	Klabin Finance S.A., 5.250%, 07/16/24 (e)	200

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — continued
200	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21 (e)	218
400	Minerva Luxembourg S.A., 7.750%, 01/31/23 (e)	424
200	Offshore Drilling Holding S.A., 8.375%, 09/20/20 (e)	217
210	Severstal OAO Via Steel Capital S.A., Reg. S, 5.900%, 10/17/22	202
200	Sistema JSFC Via Sistema International Funding S.A., Reg. S, 6.950%, 05/17/19	198

		1,459

	Mexico — 11.0%
200	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	226
200	Alpek S.A. de C.V., 5.375%, 08/08/23 (e)	211
150	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	170
200	Cemex SAB de C.V., Reg. S, 5.875%, 03/25/19	209
200	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42	221
210	Metalsa S.A. de C.V., Reg. S, 4.900%, 04/24/23	205
210	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	233
210	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	219
260	Minera y Metalurgica del Boleo S.A. de C.V., 2.875%, 05/07/19 (e)	263
80	Petroleos Mexicanos, 6.375%, 01/23/45 (e)	97
200	Tenedora Nemak S.A. de C.V., Reg. S, 5.500%, 02/28/23	206
200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	199

		2,459

	Morocco — 0.9%
200	OCP S.A., 5.625%, 04/25/24 (e)	212

	Netherlands — 2.5%
EUR 100	Bharti Airtel International Netherlands B.V., 3.375%, 05/20/21 (e)	136
200	CIMPOR Financial Operations B.V., 5.750%, 07/17/24 (e)	197
210	Petrobras Global Finance B.V., 6.250%, 03/17/24	231

		564

	Nigeria — 0.9%
200	Access Bank plc, VAR, 9.250%, 06/24/21 (e)	206

	Panama — 1.8%
183	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	188
200	Global Bank Corp., Reg. S, 4.750%, 10/05/17	207

		395

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Paraguay — 0.7%
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	163

	Peru — 3.1%
160	Alicorp SAA, Reg. S, 3.875%, 03/20/23	158
150	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	160
220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	216
150	Minsur S.A., 6.250%, 02/07/24 (e)	166

		700

	Singapore — 1.9%
200	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22	207
210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	212

		419

	South Africa — 0.9%
200	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	191

	South Korea — 2.8%
210	Daegu Bank, Reg. S, 2.250%, 04/29/18	208
200	SK Innovation Co. Ltd., 3.625%, 08/14/18	208
200	Woori Bank Co. Ltd., 4.750%, 04/30/24 (e)	204

		620

	Sri Lanka — 0.9%
200	Bank of Ceylon, Reg. S, 5.325%, 04/16/18	203

	Thailand — 3.6%
200	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	204
	PTT PCL,
220	Reg. S, 3.375%, 10/25/22	215
200	Reg. S, 4.500%, 10/25/42	182
200	Siam Commercial Bank PCL, 3.500%, 04/07/19 (e)	205

		806

	Turkey — 2.5%
150	Akbank TAS, Reg. S, 5.000%, 10/24/22	149
200	Tupras Turkiye Petrol Rafinerileri A.S., Reg. S, 4.125%, 05/02/18	199
200	Turkiye Garanti Bankasi A.S., 4.750%, 10/17/19 (e)	201

		549

	United Arab Emirates — 4.0%
	Abu Dhabi National Energy Co.,
200	3.875%, 05/06/24 (e)	203
200	Reg. S, 5.875%, 12/13/21 (m)	236
200	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21 (m)	229

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Arab Emirates — continued
180	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20 (m)	221

		889

	United Kingdom — 8.0%
200	Afren plc, 6.625%, 12/09/20 (e)	191
100	AngloGold Ashanti Holdings plc, 8.500%, 07/30/20	112
200	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	204
200	GTL Trade Finance, Inc., 7.250%, 04/16/44 (e)	211
220	PCCW-HKT Capital No. 5 Ltd., Reg. S, 3.750%, 03/08/23	216
200	Prosperous Ray Ltd., 4.625%, 11/12/23	211
200	Road King Infrastructure Finance 2012 Ltd., Reg. S, 9.875%, 09/18/17	216
200	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	206
200	State Grid Overseas Investment 2014 Ltd., 4.850%, 05/07/44 (e)	217

		1,784

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — 2.5%
	Reliance Holding USA, Inc.,
250	Reg. S, 5.400%, 02/14/22	275
250	Reg. S, 6.250%, 10/19/40 (m)	282

		557

	Total Corporate Bonds (Cost $19,971)	21,133

U.S. Treasury Obligation — 0.2%
40	U.S. Treasury Note, 0.250%, 09/30/14 (k) (Cost $40)	40

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
412	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $412)	412

	Total Investments — 96.3% (Cost $20,423)	21,585
	Other Assets in Excess of Liabilities — 3.7%	823

	NET ASSETS — 100.0%	$22,408

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	10 Year U.S. Treasury Note	12/19/14	1,007	2
1	5 Year U.S. Treasury Note	12/31/14	118	— (h)

	Short Futures Outstanding
(5)	U.S. Treasury Long Bond	12/19/14	(700)	(5)
(3)	2 Year U.S. Treasury Note	12/31/14	(658)	(1)

				(4)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
99	EUR	Goldman Sachs International	09/30/14	134	130	4

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 22.0%
	Azerbaijan — 0.1%
1,050	State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	1,051

	Bermuda — 0.1%
1,540	Digicel Ltd., Reg. S, 6.000%, 04/15/21	1,586

	Brazil — 0.4%
	Caixa Economica Federal,
1,730	2.375%, 11/06/17 (e)	1,675
3,297	3.500%, 11/07/22 (e)	3,050

		4,725

	Cayman Islands — 0.4%
1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	1,146
646	Comcel Trust, Reg. S, 6.875%, 02/06/24	711
1,200	Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e)	1,173
1,213	Kaisa Group Holdings Ltd., 9.000%, 06/06/19	1,261
1,552	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/22 (e)	1,669

		5,960

	Chile — 0.2%
2,270	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	2,304

	Colombia — 0.2%
1,630	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e)	1,622
1,240	Ecopetrol S.A., 5.875%, 05/28/45	1,337

		2,959

	Costa Rica — 0.2%
850	Banco de Costa Rica, 5.250%, 08/12/18 (e)	878
797	Banco Nacional de Costa Rica, 6.250%, 11/01/23 (e)	813
700	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	626

		2,317

	Croatia — 0.3%
3,360	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e)	3,494

	Georgia — 0.2%
1,945	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	2,146

	Hungary — 0.2%
1,600	Magyar Export-Import Bank RT, 5.500%, 02/12/18 (e)	1,716

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Hungary — continued
	1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,349

			3,065

		India — 0.2%
	2,100	Export-Import Bank of India, Reg. S, 4.000%, 01/14/23	2,108

		Indonesia — 1.6%
		Pertamina Persero PT,
	4,980	5.250%, 05/23/21 (e)	5,229
	4,694	6.000%, 05/03/42 (e)	4,725
	2,267	6.500%, 05/27/41 (e)	2,414
	3,450	Reg. S, 4.875%, 05/03/22	3,519
	4,600	Reg. S, 6.450%, 05/30/44	4,899

			20,786

		Ireland — 0.1%
	762	Metalloinvest Finance Ltd., Reg. S, 5.625%, 04/17/20	695
	847	Russian Railways via RZD Capital plc, Reg. S, 5.700%, 04/05/22	830

			1,525

		Kazakhstan — 1.9%
		KazMunayGas National Co. JSC,
	1,222	6.375%, 04/09/21 (e)	1,382
	5,916	Reg. S, 4.400%, 04/30/23	5,938
	2,320	Reg. S, 5.750%, 04/30/43	2,290
	2,810	Reg. S, 7.000%, 05/05/20	3,260
	8,625	Reg. S, 9.125%, 07/02/18	10,372
	900	Samruk-Energy JSC, Reg. S, 3.750%, 12/20/17	893

			24,135

		Mexico — 8.0%
		Comision Federal de Electricidad,
	2,970	4.875%, 01/15/24 (e)	3,193
	2,300	Reg. S, 5.750%, 02/14/42	2,545
MXN	5,000	Grupo Televisa S.A.B., 7.250%, 05/14/43	333
	1,590	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e)	1,550
	1,100	Mexichem S.A.B. de C.V., 6.750%, 09/19/42 (e)	1,221
		Petroleos Mexicanos,
	190	3.500%, 07/18/18	199
	7,300	4.875%, 01/24/22	7,968
	3,720	4.875%, 01/18/24 (e)	4,037
	19,220	5.500%, 01/21/21	21,622
	2,158	5.750%, 03/01/18	2,416

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Mexico — continued
	3,220	6.000%, 03/05/20	3,703
	1,270	6.375%, 01/23/45 (e)	1,536
	8,840	6.500%, 06/02/41	10,785
	29,608	6.625%, 06/15/35	36,455
MXN	6,535	7.650%, 11/24/21 (e)	541
	420	VAR, 2.254%, 07/18/18	440
	4,100	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	4,079

			102,623

		Morocco — 0.2%
	2,300	OCP S.A., 6.875%, 04/25/44 (e)	2,473

		Netherlands — 1.0%
		Kazakhstan Temir Zholy Finance B.V.,
	3,656	6.950%, 07/10/42 (e)	4,122
	1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	2,092
		Petrobras Global Finance B.V.,
	3,920	6.250%, 03/17/24	4,307
	625	7.250%, 03/17/44	734
	1,460	Zhaikmunai LP, 7.125%, 11/13/19 (e)	1,577

			12,832

		Paraguay — 0.1%
	890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e)	966

		Peru — 0.2%
	920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	924
	720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	706
	1,080	Transportadora de Gas del Peru S.A., 4.250%, 04/30/28 (e)	1,041

			2,671

		Philippines — 0.2%
		Power Sector Assets & Liabilities Management Corp.,
	691	7.250%, 05/27/19 (e)	826
	1,930	7.390%, 12/02/24 (e)	2,480

			3,306

		Singapore — 0.0% (g)
	550	TBG Global Pte Ltd., 4.625%, 04/03/18 (e)	556

		South Africa — 0.1%
	1,326	Eskom Holdings SOC Ltd., Reg. S, 5.750%, 01/26/21	1,362

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Sri Lanka — 0.2%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,838
500	National Savings Bank, Reg. S, 8.875%, 09/18/18	570

		2,408

	United Kingdom — 0.6%
1,460	Afren plc, 6.625%, 12/09/20 (e)	1,391
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e)	830
1,500	Fresnillo plc, 5.500%, 11/13/23 (e)	1,601
3,750	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	4,301

		8,123

	Venezuela — 5.3%
	Petroleos de Venezuela S.A.,
7,320	Series 2015, 5.000%, 10/28/15	6,780
10,570	Reg. S, 5.250%, 04/12/17	8,482
12,314	Reg. S, 5.375%, 04/12/27	6,856
14,848	Reg. S, 6.000%, 11/15/26	8,445
13,356	Reg. S, 8.500%, 11/02/17	11,967
1,007	Reg. S, 9.000%, 11/17/21	784
27,955	Reg. S, 9.750%, 05/17/35	20,715
4,750	Reg. S, 12.750%, 02/17/22	4,453

		68,482

	Total Corporate Bonds (Cost $280,460)	283,963

Foreign Government Securities — 73.6%
	Argentina — 0.6%
	Provincia de Buenos Aires,
2,200	Reg. S, 9.375%, 09/14/18	1,892
4,300	Reg. S, 9.625%, 04/18/28	3,311
1,660	Reg. S, 10.875%, 01/26/21	1,444
357	Reg. S, 11.750%, 10/05/15	334
1,400	Provincia de Cordoba, 12.375%, 08/17/17 (e)	1,288

		8,269

	Azerbaijan — 0.1%
1,150	Republic of Azerbaijan, Reg. S, 4.750%, 03/18/24	1,183

	Belarus — 0.7%
	Republic of Belarus,
3,650	Reg. S, 8.750%, 08/03/15	3,732
4,548	Reg. S, 8.950%, 01/26/18	4,775

		8,507

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Belize — 0.1%
	Republic of Belize,
1,292	Reg. S, SUB, 5.000%, 02/20/38	963
302	SUB, 5.000%, 02/20/38 (e)	225

		1,188

	Bolivia — 0.3%
	Plurinational State of Bolivia,
700	Reg. S, 4.875%, 10/29/22	727
3,294	Reg. S, 5.950%, 08/22/23	3,549

		4,276

	Brazil — 6.5%
1,450	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e)	1,603
	Brazil Notas do Tesouro Nacional, Serie F,
BRL 2,960	10.000%, 01/01/15	1,313
BRL 55,050	10.000%, 01/01/17	23,884
BRL 23,190	10.000%, 01/01/23	9,716
	Federal Republic of Brazil,
9,730	2.625%, 01/05/23	9,156
5,028	5.000%, 01/27/45	5,154
1,000	5.625%, 01/07/41	1,123
4,910	7.125%, 01/20/37	6,432
358	Series A, 8.000%, 01/15/18 (m)	400
9,876	8.250%, 01/20/34 (m)	14,172
1,658	12.250%, 03/06/30 (m)	3,122
6,900	Federative Republic of Brazil, 4.250%, 01/07/25	7,162

		83,237

	Chile — 0.1%
900	Republic of Chile, 3.625%, 10/30/42	826

	Colombia — 2.9%
	Republic of Colombia,
7,450	4.000%, 02/26/24	7,793
1,760	4.375%, 07/12/21	1,904
7,815	6.125%, 01/18/41	9,671
9,290	7.375%, 03/18/19	11,283
2,580	7.375%, 09/18/37	3,586
1,100	8.125%, 05/21/24 (m)	1,499
673	10.375%, 01/28/33 (m)	1,077

		36,813

	Costa Rica — 0.9%
	Republic of Costa Rica,
8,237	7.000%, 04/04/44 (e)	8,628
2,500	Reg. S, 4.250%, 01/26/23	2,363

		10,991

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Croatia — 0.8%
	Republic of Croatia,
532	Reg. S, 6.250%, 04/27/17	572
3,583	Reg. S, 6.625%, 07/14/20	3,977
4,870	Reg. S, 6.750%, 11/05/19	5,418

		9,967

	Dominican Republic — 1.2%
1,319	Dominican Republic, Reg. S, 7.450%, 04/30/44	1,451
	Government of Dominican Republic,
2,920	7.450%, 04/30/44 (e)	3,212
5,042	Reg. S, 5.875%, 04/18/24	5,357
2,400	Reg. S, 6.600%, 01/28/24	2,656
590	Reg. S, 7.500%, 05/06/21	686
1,773	Reg. S, 9.040%, 01/23/18 (m)	1,981

		15,343

	Ecuador — 1.4%
	Republic of Ecuador,
8,410	7.950%, 06/20/24 (e)	9,293
8,587	Reg. S, 9.375%, 12/15/15 (m)	9,016

		18,309

	Egypt — 0.0% (g)
318	Arab Republic of Egypt, Reg. S, 5.750%, 04/29/20	334

	El Salvador — 0.7%
	Republic of El Salvador,
6,795	Reg. S, 5.875%, 01/30/25	6,778
840	Reg. S, 7.375%, 12/01/19	945
765	Reg. S, 7.650%, 06/15/35 (m)	838
600	Reg. S, 7.750%, 01/24/23 (m)	682
264	Reg. S, 8.250%, 04/10/32 (m)	310

		9,553

	Gabon — 0.3%
	Gabonese Republic,
3,233	6.375%, 12/12/24 (e)	3,548

		3,548

	Guatemala — 0.2%
	Republic of Guatemala,
650	Reg. S, 4.875%, 02/13/28	663
2,250	Reg. S, 5.750%, 06/06/22	2,481

		3,144

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Honduras — 0.7%
	Republic of Honduras,
7,090	8.750%, 12/16/20 (e)	7,941
1,277	Reg. S, 7.500%, 03/15/24	1,341

		9,282

	Hungary — 3.4%
	Republic of Hungary,
6,842	5.375%, 02/21/23	7,372
8,014	5.375%, 03/25/24	8,623
10,374	5.750%, 11/22/23	11,463
4,850	6.250%, 01/29/20	5,477
1,460	6.375%, 03/29/21	1,653
1,880	6.375%, 03/29/21	2,129
5,060	7.625%, 03/29/41	6,592

		43,309

	Iceland — 1.0%
11,194	Republic of Iceland, 5.875%, 05/11/22 (e)	12,739

		12,739

	Indonesia — 5.4%
	Republic of Indonesia,
1,800	3.375%, 04/15/23 (e)	1,719
5,720	5.875%, 01/15/24 (e)	6,521
240	6.750%, 01/15/44 (e)	294
2,100	Reg. S, 4.875%, 05/05/21	2,257
5,300	Reg. S, 5.250%, 01/17/42	5,353
13,750	Reg. S, 5.375%, 10/17/23	15,056
1,521	Reg. S, 5.875%, 03/13/20	1,709
10,500	Reg. S, 5.875%, 01/15/24	11,957
3,250	Reg. S, 6.750%, 01/15/44	3,978
3,644	Reg. S, 7.750%, 01/17/38	4,792
8,765	Reg. S, 8.500%, 10/12/35	12,249
2,525	Reg. S, 11.625%, 03/04/19	3,421

		69,306

	Iraq — 0.6%
8,600	Republic of Iraq, Reg. S, 5.800%, 01/15/28	7,718

	Ivory Coast — 1.1%
	Republic of Ivory Coast,
6,330	5.375%, 07/23/24 (e)	6,245
7,885	Reg. S, SUB, 5.750%, 12/31/32	7,806

		14,051

	Jamaica — 1.2%
905	Government of Jamaica, 8.000%, 06/24/19	981

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Jamaica — continued
	Jamaica Government International Bond,
5,860	7.625%, 07/09/25	6,241
4,030	8.000%, 06/24/19	4,369
320	8.000%, 03/15/39	313
2,150	9.250%, 10/17/25	2,483
399	10.625%, 06/20/17 (m)	458

		14,845

	Kenya — 0.3%
3,900	Republic of Kenya, 6.875%, 06/24/24 (e)	4,208

	Lebanon — 2.7%
	Republic of Lebanon,
6,620	6.375%, 03/09/20	6,951
2,160	9.000%, 03/20/17	2,416
22,490	Reg. S, 8.250%, 04/12/21	25,976

		35,343

	Lithuania — 1.0%
	Republic of Lithuania,
2,300	Reg. S, 6.125%, 03/09/21	2,682
3,975	Reg. S, 6.625%, 02/01/22	4,842
4,640	Reg. S, 7.375%, 02/11/20	5,671

		13,195

	Mexico — 4.9%
	United Mexican States,
25,640	4.000%, 10/02/23	27,204
8,500	5.550%, 01/21/45	9,945
1,200	5.750%, 10/12/10	1,332
8,300	Series A, 6.750%, 09/27/34 (m)	10,935
MXN 134,800	Series M, 7.750%, 11/13/42	11,799
MXN 11,560	Series M 20, 10.000%, 12/05/24 (m)	1,178
MXN 6,000	Series M, 10.000%, 11/20/36	645

		63,038

	Mongolia — 0.1%
4	Development Bank of Mongolia LLC, Reg. S, 5.750%, 03/21/17	4
670	Government of Mongolia, 4.125%, 01/05/18 (e)	631

		635

	Morocco — 0.6%
	Kingdom of Morocco,
2,610	Reg. S, 4.250%, 12/11/22	2,653
5,270	Reg. S, 5.500%, 12/11/42	5,401

		8,054

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Netherlands — 0.2%
2,500	Republic of Angola Via Northern Lights III B.V., Reg. S, 7.000%, 08/16/19	2,739

	Nigeria — 0.2%
2,600	Federal Republic of Nigeria, Reg. S, 6.375%, 07/12/23	2,851

	Pakistan — 1.2%
	Republic of Pakistan,
4,815	Reg. S, 6.875%, 06/01/17	4,917
2,500	Reg. S, 7.250%, 04/15/19	2,547
7,900	Reg. S, 8.250%, 04/15/24	8,147

		15,611

	Panama — 1.3%
	Republic of Panama,
4,357	4.300%, 04/29/53	3,976
2,445	6.700%, 01/26/36	3,113
4,045	8.875%, 09/30/27 (m)	5,926
2,000	9.375%, 04/01/29 (m)	3,055

		16,070

	Paraguay — 0.0% (g)
200	Republic of Paraguay, Reg. S, 4.625%, 01/25/23	207

	Peru — 1.7%
	Republic of Peru,
9,964	6.550%, 03/14/37	12,928
1,214	7.125%, 03/30/19	1,475
4,360	8.750%, 11/21/33 (m)	6,824

		21,227

	Philippines — 3.3%
	Republic of Philippines,
2,483	4.200%, 01/21/24	2,660
11,986	6.375%, 10/23/34	15,522
1,540	6.500%, 01/20/20	1,830
11,735	7.750%, 01/14/31	16,517
480	8.375%, 06/17/19	609
3,225	10.625%, 03/16/25 (m)	5,132

		42,270

	Poland — 0.3%
	Republic of Poland,
1,165	3.000%, 03/17/23	1,151
2,390	4.000%, 01/22/24	2,507

		3,658

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Romania — 1.2%
	Republic of Romania,
1,530	4.375%, 08/22/23 (e)	1,595
4,484	6.125%, 01/22/44 (e)	5,291
722	6.750%, 02/07/22 (e)	869
7,346	Reg. S, 4.875%, 01/22/24	7,934

		15,689

	Russia — 7.5%
	Russian Federation,
4,400	3.250%, 04/04/17 (e)	4,472
2,800	3.500%, 01/16/19 (e)	2,744
13,200	Reg. S, 4.875%, 09/16/23	12,919
3,000	Reg. S, 5.625%, 04/04/42	2,902
3,800	Reg. S, 5.875%, 09/16/43	3,790
1,290	Reg. S, 11.000%, 07/24/18 (m)	1,620
2,560	Reg. S, 12.750%, 06/24/28 (m)	4,154
57,336	Reg. S, SUB, 7.500%, 03/31/30 (m)	63,758

		96,359

	Serbia — 0.6%
	Republic of Serbia,
1,165	5.250%, 11/21/17 (e)	1,212
850	5.875%, 12/03/18 (e)	902
3,950	Reg. S, 4.875%, 02/25/20	4,034
970	Reg. S, 7.250%, 09/28/21	1,115
892	Reg. S, SUB, 6.750%, 11/01/24 (m)	901

		8,164

	Slovenia — 0.5%
	Republic of Slovenia,
4,910	Reg. S, 5.250%, 02/18/24	5,339
1,400	Reg. S, 5.850%, 05/10/23	1,582

		6,921

	South Africa — 1.8%
	Republic of South Africa,
6,460	4.665%, 01/17/24	6,702
4,620	5.375%, 07/24/44	4,822
2,355	5.500%, 03/09/20	2,585
1,370	5.875%, 09/16/25	1,550
1,500	6.875%, 05/27/19	1,734
ZAR 57,000	8.750%, 02/28/48	5,365

		22,758

	Sri Lanka — 0.8%
	Republic of Sri Lanka,
4,350	5.875%, 07/25/22 (e)	4,524
690	6.000%, 01/14/19 (e)	731

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Sri Lanka — continued
3,643	6.250%, 10/04/20 (e)	3,903
1,260	Reg. S, 6.250%, 07/27/21	1,348

		10,506

	Tanzania — 0.1%
660	Republic of Tanzania, Reg. S, VAR, 6.332%, 03/09/20	714

	Turkey — 7.1%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,059
	Republic of Turkey,
3,105	4.875%, 04/16/43	3,008
1,310	5.625%, 03/30/21	1,438
13,015	5.750%, 03/22/24	14,447
12,407	6.000%, 01/14/41	13,725
3,000	6.250%, 09/26/22	3,416
4,220	6.750%, 04/03/18	4,753
4,255	6.875%, 03/17/36	5,164
5,320	7.000%, 03/11/19	6,118
9,449	7.000%, 06/05/20 (m)	11,032
11,900	7.375%, 02/05/25 (m)	14,771
1,205	7.500%, 07/14/17	1,368
1,272	7.500%, 11/07/19	1,506
4,200	8.000%, 02/14/34 (m)	5,670
TRY 8,810	8.800%, 09/27/23	4,034

		91,509

	Ukraine — 1.4%
	Republic of Ukraine,
800	Reg. S, 6.250%, 06/17/16	706
2,700	Reg. S, 6.580%, 11/21/16	2,369
1,400	Reg. S, 7.500%, 04/17/23	1,190
1,900	Reg. S, 7.750%, 09/23/20	1,651
800	Reg. S, 7.800%, 11/28/22	694
2,167	Reg. S, 7.950%, 02/23/21	1,896
10,600	Reg. S, 9.250%, 07/24/17	9,699

		18,205

	United Arab Emirates — 0.0% (g)
408	Government of Dubai, 5.250%, 01/30/43	392

	Uruguay — 0.7%
	Republic of Uruguay,
4,960	5.100%, 06/18/50	5,146
2,148	7.625%, 03/21/36	2,981
957	7.875% (cash), 01/15/33 (m) (v)	1,330

		9,457

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Venezuela — 3.5%
	Republic of Venezuela,
3,577	7.650%, 04/21/25 (m)	2,495
10,626	Reg. S, 6.000%, 12/09/20 (m)	7,491
1,946	Reg. S, 7.750%, 10/13/19	1,542
23,398	Reg. S, 8.250%, 10/13/24	17,022
3,806	Reg. S, 9.000%, 05/07/23	2,997
14,687	Reg. S, 12.750%, 08/23/22	14,026

		45,573

	Vietnam — 0.3%
3,243	Republic of Vietnam, Reg. S, 6.750%, 01/29/20	3,665

	Zambia — 0.1%
850	Republic of Zambia, 8.500%, 04/14/24 (e)	983

	Total Foreign Government Securities (Cost $929,249)	946,739

Option Purchased — 0.0% (g)
	Foreign Exchange Currency Option — 0.0% (g)
	United States — 0.0% (g)
12,462	PLN Put/USD Call, Expiring 09/10/14 at 3.20 PLN to 1 USD, Vanilla, European Style (Cost $51)	94

U.S. Treasury Obligation — 0.1%
1,060	U.S. Treasury Note, 0.250%, 09/30/14 (k) (Cost $1,060)	1,060

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
36,972	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $36,972)	36,972

	Total Investments — 98.6% (Cost $1,247,792)	1,268,828
	Other Assets in Excess of Liabilities — 1.4%	18,591

	NET ASSETS — 100.0%	$1,287,419

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
503	5 Year U.S. Treasury Note	12/31/14	59,774	148

	Short Futures Outstanding
(358)	10 Year U.S. Treasury Note	12/19/14	(45,030)	(116)
(47)	U.S. Long Bond	12/19/14	(6,584)	(47)

				(15)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,053	AUD	Westpac Banking Corp.	09/17/14	6,640	6,581	(59)
11,146	BRL	Deutsche Bank AG ††	09/30/14	4,845	4,940	95
57,422	BRL	Goldman Sachs International ††	09/30/14	24,965	25,451	486
7,112	CAD	Royal Bank of Canada	09/17/14	6,616	6,539	(77)
4,144,123	CLP	Credit Suisse International ††	09/17/14	7,440	7,054	(386)
3,719,038	CLP	Deutsche Bank AG ††	09/17/14	6,653	6,330	(323)
1,301,448	CLP	HSBC Bank, N.A. ††	09/17/14	2,334	2,215	(119)
10,957,400	COP	Barclays Bank plc ††	09/17/14	5,744	5,695	(49)
1,929,546	COP	Credit Suisse International ††	09/17/14	1,010	1,003	(7)
259,338	CZK	Barclays Bank plc	09/17/14	12,314	12,288	(26)
9,331	EUR	Barclays Bank plc	09/17/14	12,498	12,262	(236)
68,243	INR	Credit Suisse International ††	09/17/14	1,132	1,124	(8)
679,456	INR	HSBC Bank, N.A. ††	09/17/14	11,251	11,192	(59)
1,278,180	JPY	Credit Suisse International	09/17/14	12,433	12,286	(147)
12,676,430	KRW	HSBC Bank, N.A. ††	09/17/14	12,301	12,484	183
165,211	MXN	Citibank, N.A.	09/17/14	12,494	12,622	128
13,511	MXN	Deutsche Bank AG	09/17/14	1,029	1,032	3
111,941	MXN	Goldman Sachs International	09/17/14	8,552	8,552	— (h)
123,875	MXN	HSBC Bank, N.A.	09/17/14	9,510	9,465	(45)
39,714	MXN	Barclays Bank plc	09/30/14	3,033	3,031	(2)
440,447	MXN	Goldman Sachs International	09/30/14	33,475	33,621	146
23,107	MYR	Credit Suisse International ††	09/17/14	7,167	7,313	146
48,300	MYR	HSBC Bank, N.A. ††	09/17/14	15,196	15,287	91
20,610	PLN	Barclays Bank plc	09/17/14	6,727	6,429	(298)
8,884	PLN	Goldman Sachs International	09/17/14	2,903	2,771	(132)
236,458	RUB	Barclays Bank plc ††	09/17/14	6,744	6,366	(378)
331,973	RUB	Credit Suisse International ††	09/17/14	9,206	8,937	(269)
47,198	RUB	Barclays Bank plc ††	09/30/14	1,337	1,266	(71)
257,964	RUB	Citibank, N.A. ††	09/30/14	6,970	6,917	(53)
1,361	SGD	Barclays Bank plc	09/17/14	1,082	1,090	8
8,607	SGD	Deutsche Bank AG	09/17/14	6,888	6,891	3
14,344	SGD	Goldman Sachs International	09/17/14	11,510	11,484	(26)
15,674	SGD	HSBC Bank, N.A.	09/17/14	12,564	12,549	(15)
315,205	THB	HSBC Bank, N.A.	09/17/14	9,895	9,862	(33)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
34,384	TRY	Goldman Sachs International	09/17/14	16,001	15,859	(142)
5,835	TRY	HSBC Bank, N.A.	09/17/14	2,705	2,691	(14)
205,319	ZAR	Barclays Bank plc	09/17/14	19,147	19,206	59
				332,311	330,685	(1,626)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,306	AUD	Barclays Bank plc	09/17/14	6,783	6,816	(33)
2,811	AUD	Goldman Sachs International	09/17/14	2,622	2,622	— (h)
2,925	AUD	HSBC Bank, N.A.	09/17/14	2,710	2,729	(19)
7,339	AUD	Westpac Banking Corp.	09/17/14	6,808	6,848	(40)
91,563	BRL	Goldman Sachs International ††	09/30/14	39,877	40,583	(706)
7,112	CAD	Barclays Bank plc	09/17/14	6,502	6,539	(37)
596,698	CLP	Credit Suisse International ††	09/17/14	1,071	1,016	55
5,445,571	CLP	HSBC Bank, N.A. ††	09/17/14	9,585	9,269	316
3,122,340	CLP	Westpac Banking Corp. ††	09/17/14	5,599	5,315	284
12,886,946	COP	Barclays Bank plc ††	09/17/14	6,768	6,697	71
24,382,221	COP	Credit Suisse International ††	09/17/14	12,643	12,671	(28)
259,338	CZK	Barclays Bank plc	09/17/14	12,477	12,288	189
9,534	EUR	Barclays Bank plc	09/17/14	12,582	12,528	54
9,405	EUR	State Street Corp.	09/17/14	12,496	12,359	137
747,699	INR	Credit Suisse International ††	09/17/14	12,140	12,316	(176)
242,157	JPY	HSBC Bank, N.A.	09/17/14	2,356	2,328	28
1,036,023	JPY	State Street Corp.	09/17/14	10,231	9,958	273
12,676,430	KRW	HSBC Bank, N.A. ††	09/17/14	12,235	12,484	(249)
86,808	MXN	HSBC Bank, N.A.	09/17/14	6,649	6,632	17
480,161	MXN	Barclays Bank plc	09/30/14	36,474	36,651	(177)
71,407	MYR	HSBC Bank, N.A. ††	09/17/14	22,251	22,599	(348)
29,494	PLN	Barclays Bank plc	09/17/14	9,472	9,201	271
38,246	RUB	Deutsche Bank AG ††	09/17/14	1,104	1,030	74
216,699	RUB	Goldman Sachs International ††	09/17/14	6,104	5,834	270
313,485	RUB	HSBC Bank, N.A. ††	09/17/14	8,777	8,440	337
180,755	RUB	Barclays Bank plc ††	09/30/14	5,195	4,847	348
47,198	RUB	Citibank, N.A. ††	09/30/14	1,343	1,266	77
77,208	RUB	Deutsche Bank AG ††	09/30/14	2,174	2,071	103
24,312	SGD	HSBC Bank, N.A.	09/17/14	19,574	19,464	110
35,589	THB	Barclays Bank plc	09/17/14	1,082	1,113	(31)
184,912	THB	Deutsche Bank AG	09/17/14	5,665	5,785	(120)
94,704	THB	Goldman Sachs International	09/17/14	2,935	2,963	(28)
40,219	TRY	HSBC Bank, N.A.	09/17/14	18,624	18,551	73
8,837	TRY	Societe Generale	09/30/14	4,038	4,064	(26)
162,927	ZAR	Barclays Bank plc	09/17/14	14,965	15,241	(276)
61,717	ZAR	Deutsche Bank AG	09/17/14	5,673	5,773	(100)
57,528	ZAR	Goldman Sachs International	09/17/14	5,307	5,381	(74)
55,619	ZAR	HSBC Bank, N.A.	09/17/14	5,158	5,204	(46)
58,027	ZAR	Goldman Sachs International	09/30/14	5,396	5,417	(21)
				363,445	362,893	552

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	09/20/14	0.162%	790	(9)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	41

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligation — 0.0% (g)
	Non-Agency CMO — 0.0% (g)
88	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.405%, 03/25/36 (Cost $89)	57

Foreign Government Securities — 2.4%
	Italy Buoni Poliennali Del Tesoro, (Italy),
EUR 611	2.150%, 11/12/17	838
EUR 960	2.350%, 09/15/19	1,383

	Total Foreign Government Securities (Cost $2,150)	2,221

U.S. Treasury Obligations — 94.1%
	U.S. Treasury Inflation Indexed Bonds,
1,575	0.625%, 02/15/43	1,542
2,304	0.750%, 02/15/42	2,375
1,950	1.375%, 02/15/44	2,275
1,541	1.750%, 01/15/28	2,040
1,545	2.000%, 01/15/26 (m)	2,195
685	2.125%, 02/15/40	989
785	2.125%, 02/15/41	1,128
2,165	2.375%, 01/15/25 (m)	3,318
1,405	2.375%, 01/15/27 (m)	2,050
1,762	2.500%, 01/15/29	2,498
445	3.375%, 04/15/32 (m)	874
880	3.625%, 04/15/28 (m)	1,837
1,109	3.875%, 04/15/29 (m)	2,372
	U.S. Treasury Inflation Indexed Notes,
3,721	0.125%, 04/15/16	4,087
4,605	0.125%, 04/15/17	4,943
3,847	0.125%, 04/15/18	4,049
10	0.125%, 04/15/19	10
4,052	0.125%, 01/15/22	4,273

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	U.S. Treasury Obligations — continued
4,644	0.125%, 07/15/22	4,823
4,410	0.125%, 01/15/23	4,523
1,550	0.125%, 07/15/24	1,541
3,979	0.375%, 07/15/23	4,147
3,569	0.625%, 07/15/21	3,942
6,375	0.625%, 01/15/24	6,739
3,190	1.125%, 01/15/21 (m)	3,727
3,030	1.250%, 07/15/20	3,588
1,050	1.375%, 07/15/18	1,250
1,767	1.375%, 01/15/20	2,110
165	1.625%, 01/15/18	202
506	1.875%, 07/15/15 (m)	637
1,720	2.000%, 01/15/16 (m)	2,152
1,030	2.375%, 01/15/17 (m)	1,313
1,970	2.500%, 07/15/16 (m)	2,488
1,542	2.625%, 07/15/17 (m)	1,955

	Total U.S. Treasury Obligations (Cost $82,979)	87,992

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
3,007	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,007)	3,007

	Total Investments — 99.7% (Cost $88,225)	93,277
	Other Assets in Excess of Liabilities — 0.3%	264

	NET ASSETS — 100.0%	93,541

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	Euro Btp	09/08/14	686	30

	Short Futures Outstanding
(8)	Euro Bobl	09/08/14	(1,358)	(20)
(3)	Euro Bund	09/08/14	(597)	(24)
(6)	Euro Schatz	09/08/14	(874)	(1)
(36)	10 Year U.S. Treasury Note	12/19/14	(4,528)	(10)
(10)	U.S. Ultra Bond	12/19/14	(1,555)	(10)
(66)	2 Year U.S. Treasury Note	12/31/14	(14,457)	(11)

				(46)

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
20	EUR	Barclays Bank plc	09/03/14	26	26	—	(h)
4	EUR	Deutsche Bank AG	09/03/14	6	6	—	(h)
10	EUR	Societe Generale	09/03/14	13	13	—	(h)
5	EUR	Societe Generale	10/03/14	8	8	—	(h)
				53	53	—	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
4	EUR	Citibank, N.A.	09/03/14	6	6	—	(h)
3	EUR	Deutsche Bank AG	09/03/14	4	4	—	(h)
3	EUR	HSBC Bank, N.A.	09/03/14	4	4	—	(h)
9	EUR	Merrill Lynch International	09/03/14	12	12	—	(h)
6	EUR	Royal Bank of Canada	09/03/14	8	8	—	(h)
1,706	EUR	Royal Bank of Scotland	09/03/14	2,282	2,241	41
2	EUR	State Street Corp.	09/03/14	2	2	—	(h)
9	EUR	HSBC Bank, N.A.	10/03/14	12	12	—	(h)
1,698	EUR	Morgan Stanley	10/03/14	2,243	2,232	11
4	EUR	Societe Generale	10/03/14	6	6	—	(h)
				4,579	4,527	52

Price Lock
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Bond, 0.125%, 04/15/19	$101.91	9/26/14	$9,000	$(13)

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	43

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.7%
1,023	ABFC Trust, Series 2005-OPT1, Class A2C, VAR, 0.515%, 07/25/35	1,006
	Accredited Mortgage Loan Trust,
4,233	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	4,118
5,903	Series 2006-2, Class A3, VAR, 0.305%, 09/25/36	5,778
	ACE Securities Corp. Home Equity Loan Trust,
3,416	Series 2005-HE7, Class A1B2, VAR, 0.455%, 11/25/35	3,209
8,982	Series 2006-NC3, Class A2B, VAR, 0.265%, 12/25/36	4,058
	Ameriquest Mortgage Securities Trust,
16,207	Series 2006-M3, Class A2B, VAR, 0.255%, 10/25/36	7,111
9,873	Series 2006-M3, Class A2D, VAR, 0.395%, 10/25/36	4,404
2,786	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.430%, 08/25/33	2,731
1,618	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.780%, 12/15/33	1,586
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.400%, 01/25/35	8,621
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,056
	Centex Home Equity Loan Trust,
3,719	Series 2005-A, Class M2, VAR, 0.655%, 01/25/35	3,084
228	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	226
2,079	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,187
	Citigroup Mortgage Loan Trust,
5,000	Series 2006-HE1, Class M1, VAR, 0.485%, 01/25/36	4,888
1,564	Series 2007-AMC1, Class A2A, VAR, 0.205%, 12/25/36	872
17,910	Series 2007-AMC4, Class A2B, VAR, 0.295%, 05/25/37	17,096
974	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	932
	Credit-Based Asset Servicing and Securitization LLC,
341	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	339

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,570	Series 2006-CB4, Class AV4, VAR, 0.395%, 05/25/36	4,899
8,192	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.055%, 05/28/37 (e)	8,041
5,411	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.425%, 07/25/36	3,076
	GSAA Home Equity Trust,
10,442	Series 2007-5, Class 1AV1, VAR, 0.255%, 03/25/47	5,620
9,166	Series 2007-5, Class 2A1A, VAR, 0.275%, 04/25/47	7,071
	GSAMP Trust,
8,850	Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	4,189
8,251	Series 2006-NC1, Class A2, VAR, 0.335%, 02/25/36	8,024
12,105	Series 2007-NC1, Class A2C, VAR, 0.305%, 12/25/46	7,101
2,500	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,554
	Home Equity Asset Trust,
150	Series 2005-2, Class M2, VAR, 0.875%, 07/25/35	150
18,100	Series 2005-8, Class M1, VAR, 0.585%, 02/25/36	15,715
	Home Equity Mortgage Loan Asset-Backed Trust,
1,538	Series 2004-B, Class M2, VAR, 1.280%, 11/25/34	1,433
22,226	Series 2006-C, Class 2A, VAR, 0.285%, 08/25/36	18,052
13,800	Series 2006-D, Class 2A3, VAR, 0.315%, 11/25/36	8,477
24,790	Series 2006-E, Class 2A3, VAR, 0.325%, 04/25/37	16,502
2,966	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.085%, 09/25/35	2,773
3,205	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.010%, 07/25/34	3,088
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB, 05/18/23 (e) (i)	21,456
10,767	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.305%, 04/25/36	4,743
11,387	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.225%, 04/25/47	6,867

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
		Morgan Stanley ABS Capital I, Inc. Trust,
8,365		Series 2004-OP1, Class M1, VAR, 1.025%, 11/25/34	7,503
1,970		Series 2005-WMC5, Class M4, VAR, 1.115%, 06/25/35	1,875
—	(h)	Series 2006-HE4, Class A3, VAR, 0.305%, 06/25/36	—	(h)
680		Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.325%, 02/25/36	673
22,825		Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.330%, 06/25/37	20,197
		New Century Home Equity Loan Trust,
79		Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	80
5,393		Series 2005-3, Class M1, VAR, 0.635%, 07/25/35	5,361
3,430		Series 2005-4, Class M2, VAR, 0.665%, 09/25/35	2,979
6,671		Series 2005-C, Class A2C, VAR, 0.405%, 12/25/35	6,520
22,605		Series 2005-C, Class A2D, VAR, 0.495%, 12/25/35	19,174
15,826		Series 2006-2, Class A2B, VAR, 0.315%, 08/25/36	11,600
		Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
12,600		Series 2005-FM1, Class M2, VAR, 0.645%, 05/25/35	11,664
6,242		Series 2006-HE2, Class A4, VAR, 0.425%, 03/25/36	5,204
		NovaStar Mortgage Funding Trust,
6,752		Series 2006-4, Class A2D, VAR, 0.405%, 09/25/36	3,841
29,770		Series 2007-1, Class A2C, VAR, 0.335%, 03/25/37	15,249
2,954		NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,954
		Option One Mortgage Loan Trust,
3,041		Series 2004-3, Class M2, VAR, 1.010%, 11/25/34	2,914
21,094		Series 2005-5, Class M1, VAR, 0.545%, 12/25/35	18,230
		Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
5,028		Series 2004-WHQ2, Class M2, VAR, 1.100%, 02/25/35	5,054
383		Series 2005-WHQ3, Class M1, VAR, 0.575%, 06/25/35	383

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

15,041	Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	14,940
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.765%, 07/25/35	7,292
	RASC Trust,
943	Series 2005-KS6, Class M2, VAR, 0.605%, 07/25/35	934
4,886	Series 2006-KS1, Class A4, VAR, 0.455%, 02/25/36	4,833
	Renaissance Home Equity Loan Trust,
2,619	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	2,657
482	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	471
	Saxon Asset Securities Trust,
2,249	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,198
2,805	Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36	2,620
6,308	Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B, VAR, 0.295%, 01/25/37	4,563
16,075	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.335%, 02/25/36	10,684
6,300	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	6,314
	Structured Asset Investment Loan Trust,
8,729	Series 2003-BC5, Class M1, VAR, 1.280%, 06/25/33	8,262
6,825	Series 2005-HE3, Class M1, VAR, 0.635%, 09/25/35	5,858
3,197	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.515%, 11/25/35	3,188
1,798	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	1,811
1,231	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,241

	Total Asset-Backed Securities (Cost $429,753)	444,454

Collateralized Mortgage Obligations — 4.5%
	Agency CMO — 2.0%
	Federal Home Loan Mortgage Corp. REMIC,
2,067	Series 2906, Class SW, IF, IO, 6.545%, 11/15/34	99
7,919	Series 3155, Class PS, IF, IO, 6.995%, 05/15/36	1,232
627	Series 3171, Class OJ, PO, 06/15/36	523

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	45

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,192		Series 3218, Class AS, IF, IO, 6.425%, 09/15/36	516
5,568		Series 3236, Class IS, IF, IO, 6.495%, 11/15/36	1,037
—	(h)	Series 3387, Class SB, IF, IO, 6.265%, 11/15/37	—
2,180		Series 3628, Class A, 5.000%, 06/15/38	2,197
4,270		Series 3654, Class AU, 7.000%, 10/15/27	4,375
7,638		Series 3692, Class PS, IF, IO, 6.445%, 05/15/38	648
13,222		Series 3737, Class LI, IO, 4.500%, 05/15/24	1,051
13,511		Series 3819, Class SH, IF, IO, 6.315%, 06/15/40	1,834
4,270		Series 3827, Class H, 4.000%, 09/15/37	4,330
8,942		Series 3835, Class KA, 4.000%, 05/15/37	9,189
4,438		Series 3845, Class KP, 4.000%, 04/15/38	4,471
10,109		Series 3850, Class LS, IF, IO, 1.941%, 05/15/39	749
2,789		Series 3884, Class AD, 4.000%, 08/15/38	2,804
11,406		Series 3919, Class LS, IF, IO, 6.295%, 09/15/41	1,864
22,824		Series 3962, Class KS, IF, IO, 1.930%, 06/15/38	1,924
19,419		Series 3989, Class SJ, IF, IO, 5.795%, 01/15/42	3,200
27,926		Series 3997, Class HS, IF, IO, 6.395%, 03/15/38	3,510
54,432		Series 4002, Class MI, IO, 4.000%, 01/15/39	8,612
11,049		Series 4013, Class SB, IF, IO, 6.295%, 03/15/42	2,736
14,120		Series 4033, Class SC, IF, IO, 6.395%, 10/15/36	2,711
42,624		Series 4050, Class EI, IO, 4.000%, 02/15/39	6,810
31,381		Series 4057, Class BS, IF, IO, 5.895%, 09/15/39	4,783
20,415		Series 4057, Class CS, IF, IO, 5.895%, 04/15/39	3,560
245,599		Series 4057, Class SA, IF, IO, 5.895%, 04/15/39	41,210
28,102		Series 4068, Class TS, IF, IO, 5.845%, 06/15/42	5,796
34,645		Series 4073, Class AS, IF, IO, 5.895%, 08/15/38	5,069
12,561		Series 4080, Class SA, IF, IO, 5.845%, 07/15/42	2,373

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
98,219	Series 4084, Class GS, IF, IO, 5.895%, 04/15/39	16,519
21,712	Series 4086, Class TS, IF, IO, 5.945%, 04/15/37	2,833
38,991	Series 4093, Class SD, IF, IO, 6.545%, 01/15/38	8,561
41,812	Series 4097, Class SA, IF, IO, 5.895%, 08/15/42	9,807
49,632	Series 4097, Class TS, IF, IO, 5.945%, 05/15/39	8,984
26,270	Series 4099, Class BS, IF, IO, 5.895%, 06/15/39	4,777
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,283
12,079	Series 4102, Class SW, IF, IO, 5.945%, 05/15/39	2,243
11,253	Series 4113, Class JS, IF, IO, 5.895%, 07/15/39	2,003
16,313	Series 4116, Class MS, IF, IO, 6.045%, 11/15/39	3,183
54,847	Series 4119, Class SC, IF, IO, 5.995%, 10/15/42	11,841
68,919	Series 4122, Class SJ, IF, IO, 5.995%, 12/15/40	13,306
13,207	Series 4123, Class SA, IF, IO, 6.045%, 09/15/39	2,034
33,758	Series 4123, Class SB, IF, IO, 5.995%, 10/15/42	7,524
11,535	Series 4132, Class SE, IF, IO, 6.045%, 12/15/40	2,205
15,048	Series 4136, Class SA, IF, IO, 6.045%, 12/15/39	2,637
1,811	Series 4165, Class ZA, 3.500%, 02/15/43	1,634
83,181	Series 4174, Class SA, IF, IO, 6.045%, 05/15/39	15,701
50,440	Series 4199, Class SD, IF, IO, 6.045%, 06/15/39	7,869
18,126	Series 4229, Class AS, IF, IO, 5.995%, 12/15/38	2,719
14,843	Series 4238, Class SH, IF, 6.923%, 08/15/43	14,449
21,128	Series 4267, Class CI, 4.000%, 05/15/39	3,523
68,508	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.958%, 02/15/38	5,390
	Federal National Mortgage Association REMIC,
144	Series 2004-17, Class DS, IF, IO, 6.995%, 11/25/32	3
492	Series 2004-52, Class SX, IF, IO, 6.895%, 09/25/32	17

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,238	Series 2004-61, Class NS, IF, IO, 7.545%, 08/25/34	643
5,726	Series 2004-72, Class S, IF, IO, 6.345%, 09/25/34	1,201
2,172	Series 2005-13, Class AS, IF, IO, 5.945%, 03/25/35	345
6,212	Series 2005-57, Class DI, IF, IO, 6.545%, 03/25/35	460
12,128	Series 2005-82, Class SY, IF, IO, 6.575%, 09/25/35	2,100
5,269	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	667
3,708	Series 2006-20, Class IG, IF, IO, 6.495%, 04/25/36	499
22,036	Series 2006-58, Class SI, IF, IO, 6.385%, 07/25/36	3,281
9,385	Series 2006-70, Class JI, IF, IO, 6.445%, 06/25/36	1,605
1,589	Series 2006-72, Class XI, IF, IO, 6.345%, 08/25/36	274
2,668	Series 2006-106, Class CS, IF, IO, 6.435%, 11/25/36	480
3,188	Series 2006-108, Class S, IF, IO, 7.045%, 11/25/36	890
4,077	Series 2006-109, Class SG, IF, IO, 6.475%, 11/25/36	750
6,477	Series 2006-125, Class SA, IF, IO, 6.565%, 01/25/37	1,077
4,188	Series 2007-37, Class SA, IF, IO, 5.965%, 05/25/37	675
9,213	Series 2007-44, Class HE, IF, IO, 6.265%, 05/25/37	1,365
11,814	Series 2007-55, Class S, IF, IO, 6.605%, 06/25/37	2,606
2,863	Series 2007-88, Class MI, IF, IO, 6.365%, 09/25/37	526
1,257	Series 2007-88, Class XI, IF, IO, 6.385%, 06/25/37	190
8,436	Series 2007-91, Class AS, IF, IO, 6.245%, 10/25/37	1,162
5,158	Series 2008-17, Class KS, IF, IO, 6.195%, 11/25/37	750
2,654	Series 2008-34, Class GS, IF, IO, 6.295%, 05/25/38	378
2,703	Series 2008-41, Class S, IF, IO, 6.645%, 11/25/36	487
30,104	Series 2009-87, Class SG, IF, IO, 6.095%, 11/25/39	5,582

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
120	Series 2010-34, Class JD, 3.000%, 09/25/37	121
4,391	Series 2010-54, Class PA, 4.500%, 04/25/39	4,505
3,360	Series 2010-79, Class NA, 4.500%, 05/25/36	3,373
2,092	Series 2010-156, Class BA, 4.000%, 10/25/31	2,106
13,571	Series 2011-18, Class UA, 4.000%, 08/25/38	13,997
73	Series 2011-40, Class LJ, 4.500%, 01/25/34	73
1,185	Series 2011-70, Class CL, 3.000%, 08/25/26	1,207
18,724	Series 2011-118, Class CS, IF, IO, 6.345%, 10/25/39	3,554
124	Series 2012-11, Class PN, 4.000%, 11/25/40	124
7,151	Series 2012-14, Class LS, IF, IO, 6.345%, 03/25/42	1,432
3,513	Series 2012-20, Class JS, IF, IO, 5.845%, 10/25/38	697
12,152	Series 2012-42, Class PS, IF, IO, 6.425%, 08/25/41	1,890
52,144	Series 2012-63, Class DS, IF, IO, 6.395%, 03/25/39	9,709
72,285	Series 2012-73, Class LS, IF, IO, 5.895%, 06/25/39	12,886
42,989	Series 2012-74, Class AS, IF, IO, 5.895%, 03/25/39	7,519
14,000	Series 2012-76, Class DS, IF, IO, 6.395%, 05/25/39	2,675
12,400	Series 2012-84, Class QS, IF, IO, 6.495%, 09/25/31	2,567
10,858	Series 2012-84, Class SQ, IF, IO, 6.495%, 08/25/32	2,522
20,229	Series 2012-87, Class NS, IF, IO, 5.895%, 02/25/39	3,589
34,075	Series 2012-94, Class KS, IF, IO, 6.495%, 05/25/38	7,259
29,816	Series 2012-94, Class SL, IF, IO, 6.545%, 05/25/38	6,456
45,209	Series 2012-98, Class SA, IF, IO, 5.895%, 05/25/39	7,953
14,681	Series 2012-104, Class QS, IF, IO, 5.945%, 03/25/39	2,652
12,200	Series 2012-107, Class QS, IF, IO, 5.945%, 10/25/40	2,582

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
12,128	Series 2012-110, Class MS, IF, IO, 5.845%, 10/25/42	2,845
21,363	Series 2012-110, Class SB, IF, IO, 6.545%, 10/25/32	4,768
8,274	Series 2012-111, Class KS, IF, IO, 5.995%, 01/25/40	1,188
33,632	Series 2012-114, Class DS, IF, IO, 5.945%, 08/25/39	6,242
34,011	Series 2012-114, Class HS, IF, IO, 5.995%, 03/25/40	6,148
57,603	Series 2012-115, Class DS, IF, IO, 5.945%, 10/25/42	11,137
30,590	Series 2012-120, Class ES, IF, IO, 6.045%, 11/25/39	5,809
41,006	Series 2012-120, Class SE, IF, IO, 6.045%, 02/25/39	7,467
29,532	Series 2012-124, Class DS, IF, IO, 5.995%, 04/25/40	5,451
36,188	Series 2012-124, Class LS, IF, IO, 6.045%, 07/25/40	7,271
39,372	Series 2012-137, Class CS, IF, IO, 6.045%, 08/25/41	7,848
5,684	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	1,089
27,491	Series 2013-2, Class S, IF, IO, 5.995%, 02/25/43	5,887
9,634	Series 2013-5, Class EZ, 2.000%, 08/25/42	8,279
22,454	Series 2013-9, Class SG, IF, IO, 6.045%, 03/25/39	4,411
6,486	Series 2013-29, Class QZ, 4.000%, 04/25/43	6,384
3,147	Series 2013-33, Class DZ, 3.500%, 08/25/42	2,955
12,397	Series 2013-131, Class S, IF, IO, 5.895%, 01/25/34	2,509
	Federal National Mortgage Association STRIPS,
1,875	Series 366, Class 18, IO, 4.000%, 11/25/20	138
1,721	Series 377, Class 2, IO, 5.000%, 10/25/36	329
2,206	Series 379, Class 2, IO, 5.500%, 05/25/37	395
7,270	Series 390, Class C7, IO, 4.000%, 07/25/23	423
11,468	Series 390, Class C8, IO, 4.500%, 07/25/23	780
	Government National Mortgage Association,
1,017	Series 2005-7, Class NL, IF, IO, 6.595%, 03/17/33	132

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
4,908	Series 2009-41, Class GS, IF, IO, 5.895%, 06/16/39	709
29,175	Series 2010-9, Class YD, IF, IO, 6.645%, 01/16/40	5,831
42,261	Series 2010-42, Class ES, IF, IO, 5.524%, 04/20/40	6,714
8,987	Series 2011-85, Class SA, IF, IO, 5.965%, 06/20/41	1,487
4,943	Series 2012-93, Class MS, IF, IO, 6.495%, 07/20/42	1,231
12,366	Series 2013-69, Class SM, IF, IO, 6.045%, 05/20/43	1,794
19,142	Series 2013-165, Class ST, IF, IO, 5.995%, 11/20/43	3,750
24,546	Series 2013-190, Class KS, IF, IO, 12/20/43	3,985
12,199	Series 2014-2, Class NS, IF, IO, 5.995%, 01/20/44	2,200
16,930	Series 2014-68, Class SK, IF, IO, 6.045%, 05/20/44	2,398
41,865	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,725
28,798	Series 2014-98, Class SM, IF, IO, 6.045%, 07/20/44	4,061

		545,469

	Non-Agency CMO — 2.5%
	Adjustable Rate Mortgage Trust,
12,615	Series 2005-5, Class 5A1, VAR, 2.820%, 09/25/35	11,256
2,866	Series 2005-10, Class 1A21, VAR, 2.613%, 01/25/36	2,497
	Alternative Loan Trust,
3,649	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	3,785
1,045	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	1,073
2,800	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,325
4,350	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	4,299
6,984	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	6,681
2,011	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	2,018
8,828	Series 2005-70CB, Class A5, 5.500%, 12/25/35	7,941
3,142	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	3,032

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,650	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,648
3,786	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	3,916
2,806	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,502
2,770	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,498
5,021	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,502
7,473	Series 2006-25CB, Class A9, 6.000%, 10/25/36	6,943
1,144	Series 2006-28CB, Class A17, 6.000%, 10/25/36	951
4,029	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,476
11,630	Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	9,253
1,012	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	892
416	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	362
1,390	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,152
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,115
2,918	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.345%, 09/25/46	2,144
	Banc of America Alternative Loan Trust,
7,022	Series 2004-1, Class 1A1, 6.000%, 02/25/34	7,474
3,920	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	3,864
3,243	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,147
4,122	Series 2006-4, Class 2A1, 6.000%, 05/25/21	4,132
	Banc of America Funding Trust,
4,500	Series 2005-1, Class 1A1, 5.500%, 02/25/35	4,659
2,180	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,214
3,914	Series 2006-D, Class 5A2, VAR, 4.889%, 05/20/36	3,635
	Banc of America Mortgage Trust,
109	Series 2005-10, Class 1A13, 5.500%, 11/25/35	109

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
2,368	Series 2005-11, Class 2A1, 5.250%, 12/25/20	2,399
10,764	Series 2007-3, Class 1A1, 6.000%, 09/25/37	9,887
14,579	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	13,531
8,091	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	8,307
	Chase Mortgage Finance Trust,
3,154	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	3,351
11,945	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	10,445
	CHL Mortgage Pass-Through Trust,
5,048	Series 2005-20, Class A7, 5.250%, 12/25/27	4,910
1,433	Series 2005-21, Class A2, 5.500%, 10/25/35	1,449
2,837	Series 2006-15, Class A1, 6.250%, 10/25/36	2,580
1,546	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,433
10,433	Series 2007-17, Class 1A1, 6.000%, 10/25/37	10,242
	Citicorp Mortgage Securities Trust,
5,667	Series 2006-5, Class 1A3, 6.000%, 10/25/36	5,728
947	Series 2006-7, Class 2A1, 5.500%, 12/25/21	962
7,718	Series 2007-5, Class 1A9, 6.000%, 06/25/37	7,992
2,865	Citigroup Mortgage Loan Trust, Series 2006-4, Class 1A1, 5.500%, 12/25/20	2,822
	CitiMortgage Alternative Loan Trust,
7,282	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	6,654
5,065	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	4,718
636	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	646
8,853	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	7,443
	Credit Suisse First Boston Mortgage Securities Corp.,
3,109	Series 2003-AR24, Class 2A4, VAR, 2.570%, 10/25/33	3,043
3,351	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,439

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
956	Series 2005-5, Class 1A1, 5.000%, 07/25/20	957
373	Series 2005-7, Class 3A1, 5.000%, 08/25/20	373
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
4,472	Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	4,063
2,377	Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	2,458
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
20,720	Series 2014-DN1, Class M3, VAR, 4.655%, 02/25/24	22,489
30,600	Series 2014-DN2, Class M3, VAR, 3.755%, 04/25/24	30,840
13,570	Series 2014-DN3, Class M3, VAR, 4.157%, 08/25/24	14,037
	Federal National Mortgage Association, Connecticut Avenue Securities,
5,560	Series 2014-C02, Class 1M2, VAR, 2.755%, 05/25/24	5,242
28,180	Series 2014-C03, Class 1M2, VAR, 3.155%, 07/25/24	27,374
3,808	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,132
4,654	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	3,961
4,428	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	4,396
4,293	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.465%, 10/25/45	3,419
	GSR Mortgage Loan Trust,
5,007	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	4,675
3,782	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	3,637
586	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	512
1,030	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,021
5,426	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.328%, 12/19/34	4,598
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.785%, 01/25/35	4,794

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
4,155	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.935%, 10/25/34	3,840
3,353	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	3,567
	Lehman Mortgage Trust,
2,606	Series 2005-1, Class 7A1, 5.500%, 11/25/20	2,617
1,945	Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,897
5,888	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	5,251
	MASTR Alternative Loan Trust,
2,375	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,471
4,202	Series 2004-13, Class 9A1, 5.500%, 01/25/35	4,347
5,098	Series 2005-5, Class 3A1, 5.750%, 08/25/35	4,517
2,532	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,621
	Prime Mortgage Trust,
3,959	Series 2005-2, Class 2A1, VAR, 6.791%, 10/25/32	4,299
256	Series 2006-1, Class 2A5, 6.000%, 06/25/36	257
	RALI Trust,
4,651	Series 2003-QS16, Class A1, 5.000%, 08/25/18	4,699
2,778	Series 2003-QS20, Class CB, 5.000%, 11/25/18	2,846
1,414	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,441
7,291	Series 2006-QO9, Class A4A, VAR, 0.325%, 12/25/46	6,879
907	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	881
784	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	794
4,108	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.285%, 09/26/36 (e)	3,859
514	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	529
	RFMSI Trust,
1,617	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,620
8,253	Series 2005-SA2, Class 2A2, VAR, 2.936%, 06/25/35	7,939

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,963	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	5,240
8,557	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	8,120
7,222	Series 2006-S9, Class A1, 6.250%, 09/25/36	6,603
3,502	Series 2006-SA4, Class 2A1, VAR, 3.532%, 11/25/36	3,035
2,315	Series 2007-S2, Class A4, 6.000%, 02/25/37	2,090
12,085	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	11,180
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	18,952
9,750	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,949
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,855
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,510
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,127
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,874
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,058
	Structured Asset Securities Corp. Trust,
554	Series 2005-6, Class 5A1, 5.000%, 05/25/35	564
2,317	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,394
8,675	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.843%, 11/25/33	9,188
	Thornburg Mortgage Securities Trust,
5,152	Series 2002-4, Class 3A, VAR, 2.205%, 12/25/42	5,102
10,839	Series 2007-4, Class 3A1, VAR, 6.070%, 09/25/37	11,277
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
336	Series 2005-8, Class 1A8, 5.500%, 10/25/35	312
1,468	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,342
	Wells Fargo Alternative Loan Trust,
4,953	Series 2005-1, Class 1A2, 5.500%, 02/25/35	5,262

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
6,885	Series 2005-2, Class M1, VAR, 0.605%, 10/25/35	6,175
	Wells Fargo Mortgage-Backed Securities Trust,
2,227	Series 2005-16, Class A8, 5.750%, 01/25/36	2,324
2,615	Series 2006-1, Class A3, 5.000%, 03/25/21	2,674
13	Series 2006-11, Class A13, 6.000%, 09/25/36	13
5,564	Series 2006-11, Class A4, 5.000%, 09/25/36	5,253
6,741	Series 2006-11, Class A8, 6.000%, 09/25/36	6,571
3,805	Series 2006-11, Class A9, 6.500%, 09/25/36	3,768
11,663	Series 2006-15, Class A1, 6.000%, 11/25/36	11,280
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	7,198
1,334	Series 2006-17, Class A1, 5.500%, 11/25/21	1,353
758	Series 2007-3, Class 3A1, 5.500%, 04/25/22	782
1,395	Series 2007-5, Class 2A3, 5.500%, 05/25/22	1,420
10,285	Series 2007-7, Class A1, 6.000%, 06/25/37	10,182
7,142	Series 2007-7, Class A39, 6.000%, 06/25/37	7,070
12,184	Series 2007-7, Class A49, 6.000%, 06/25/37	12,062
10,908	Series 2007-8, Class 2A8, 6.000%, 07/25/37	10,799
5,278	Series 2007-10, Class 1A5, 6.000%, 07/25/37	5,252
2,477	Series 2007-11, Class A85, 6.000%, 08/25/37	2,470
498	Series 2007-11, Class A96, 6.000%, 08/25/37	497

		659,802

	Total Collateralized Mortgage Obligations (Cost $1,196,776)	1,205,271

Commercial Mortgage-Backed Securities — 0.2%
14,418	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.655%, 09/15/26 (e)	14,490
40,360	Scout Harbor, VAR, 6.626%, 01/01/17 (i)	40,360

	Total Commercial Mortgage-Backed Securities (Cost $54,606)	54,850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
713	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Household Durables — 0.0% (g)
5,000	Standard Pacific Corp., 1.250%, 08/01/32	6,084

	Total Consumer Discretionary	6,084

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,281	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	2,946

	Total Convertible Bonds (Cost $10,302)	9,030

Corporate Bonds — 20.3%
	Consumer Discretionary — 4.5%
	Auto Components — 0.3%
8,945	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	9,459
	American Axle & Manufacturing, Inc.,
1,750	6.250%, 03/15/21	1,855
1,585	7.750%, 11/15/19	1,803
	Dana Holding Corp.,
1,285	5.375%, 09/15/21	1,333
3,665	6.000%, 09/15/23	3,903
4,135	6.500%, 02/15/19	4,311
3,250	6.750%, 02/15/21	3,470
	Goodyear Tire & Rubber Co. (The),
2,655	6.500%, 03/01/21	2,848
12,825	7.000%, 05/15/22	13,979
10,551	8.250%, 08/15/20	11,474
4,180	8.750%, 08/15/20	4,974
6,966	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	7,158
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,341
3,754	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	4,007
4,490	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	4,479
7,202	UCI International, Inc., 8.625%, 02/15/19	6,878

		86,272

	Automobiles — 0.4%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
10,183	8.000%, 06/15/19	10,954
52,155	8.250%, 06/15/21	58,283

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Automobiles — continued
	General Motors Co.,
2,486	3.500%, 10/02/18	2,539
14,615	4.875%, 10/02/23	15,638
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,225
1,350	5.625%, 02/01/23 (e)	1,424
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (i)	—	(h)
1,533	5.250%, 03/06/32 (i)	—	(h)
1,545	6.250%, 07/15/33 (i)	—	(h)
170	7.250%, 04/15/41 (i)	—	(h)
505	7.250%, 07/15/41 (i)	—	(h)
687	7.250%, 02/15/52 (i)	—	(h)
581	7.375%, 05/15/48 (i)	—	(h)
51	7.375%, 10/01/51 (i)	—	(h)

		97,063

	Distributors — 0.0% (g)
	VWR Funding, Inc.,
8,904	7.250%, 09/15/17	9,394
1,000	10.750%, 06/30/17 (e)	1,004
EUR 1,838	10.750%, 06/30/17 (e)	2,427

		12,825

	Diversified Consumer Services — 0.1%
	Service Corp. International,
2,805	5.375%, 05/15/24 (e)	2,896
1,270	7.000%, 06/15/17	1,402
8,670	7.500%, 04/01/27	9,558
1,585	7.625%, 10/01/18	1,827
3,043	ServiceMaster Co., 7.000%, 08/15/20	3,248
7,996	ServiceMaster Co. (The), 8.000%, 02/15/20	8,576

		27,507

	Hotels, Restaurants & Leisure — 1.1%
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20	9,105
21,455	9.000%, 02/15/20	17,204
4,120	10.000%, 12/15/18	1,046
9,205	11.250%, 06/01/17	7,571
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	4,283
4,324	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	4,389

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	12,755
2,700	DineEquity, Inc., 9.500%, 10/30/18	2,860
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	8,286
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,473
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	9,211
	Isle of Capri Casinos, Inc.,
5,930	5.875%, 03/15/21	6,197
2,405	8.875%, 06/15/20	2,585
9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	9,988
3,550	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	3,532
	MGM Resorts International,
18,970	5.250%, 03/31/20	19,776
16,995	6.750%, 10/01/20	18,822
4,875	7.625%, 01/15/17	5,411
36,475	7.750%, 03/15/22	42,676
4,485	8.625%, 02/01/19	5,281
1,090	11.375%, 03/01/18	1,379
5,975	MTR Gaming Group, Inc., 11.500%, 08/01/19	6,677
6,300	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	6,442
	Pinnacle Entertainment, Inc.,
4,100	6.375%, 08/01/21	4,254
1,643	7.500%, 04/15/21	1,762
2,390	8.750%, 05/15/20	2,563
1,519	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	1,520
2,733	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,938
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,957
427	7.500%, 10/15/27	492
12,709	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	13,901
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,545
7,225	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	7,622
7,100	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	7,952

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
7,250	Station Casinos LLC, 7.500%, 03/01/21	7,830
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	14,465
3,756	Vail Resorts, Inc., 6.500%, 05/01/19	3,934
3,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	3,950

		301,634

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21	2,263
2,193	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	2,072
8,380	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	8,893
1,568	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,625
4,500	Jarden Corp., 7.500%, 05/01/17	5,023
	K. Hovnanian Enterprises, Inc.,
500	6.250%, 01/15/16	519
645	7.000%, 01/15/19 (e)	653
3,166	7.250%, 10/15/20 (e)	3,403
8,243	9.125%, 11/15/20 (e)	9,109
4,500	11.875%, 10/15/15	4,950
	KB Home,
278	8.000%, 03/15/20	314
712	9.100%, 09/15/17	824
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,919
2,000	6.950%, 06/01/18	2,210
6,355	Series B, 12.250%, 06/01/17	7,912
12,259	M/I Homes, Inc., 8.625%, 11/15/18	12,933
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,856
3,310	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	3,476
	Standard Pacific Corp.,
2,780	8.375%, 01/15/21	3,267
2,395	10.750%, 09/15/16	2,790
2,587	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,800
2,660	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,880
1,826	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,086
8,940	WCI Communities, Inc., 6.875%, 08/15/21	9,152

		97,929

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Internet & Catalog Retail — 0.0% (g)
	Sitel LLC/Sitel Finance Corp.,
3,891	11.000%, 08/01/17 (e)	4,066
3,968	11.500%, 04/01/18	3,879

		7,945

	Leisure Products — 0.0% (g)
6,705	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	7,040

	Media — 1.5%
14,055	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	14,933
8,620	AMC Entertainment, Inc., 9.750%, 12/01/20	9,676
10,500	AMC Networks, Inc., 7.750%, 07/15/21	11,589
18,535	Cablevision Systems Corp., 8.000%, 04/15/20	21,130
	Cinemark USA, Inc.,
2,500	4.875%, 06/01/23	2,481
1,785	7.375%, 06/15/21	1,941
	Clear Channel Communications, Inc.,
6,578	9.000%, 12/15/19	6,808
10,845	9.000%, 03/01/21	11,252
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,858
1,185	Series A, 7.625%, 03/15/20	1,265
22,585	Series B, 6.500%, 11/15/22	24,166
38,960	Series B, 7.625%, 03/15/20	41,686
1,111	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	1,122
	CSC Holdings LLC,
7,070	6.750%, 11/15/21	7,777
8,260	8.625%, 02/15/19	9,705
	DISH DBS Corp.,
235	5.125%, 05/01/20	241
17,190	5.875%, 07/15/22	18,242
25,048	6.750%, 06/01/21	28,021
17,822	7.875%, 09/01/19	20,674
2,540	Gray Television, Inc., 7.500%, 10/01/20	2,680
7,650	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	8,587
4,740	Hughes Satellite Systems Corp., 6.500%, 06/15/19	5,214
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,579
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,740
2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	3,023

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
6,780	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	7,187
4,510	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	4,555
	Numericable Group S.A., (France),
3,122	4.875%, 05/15/19 (e)	3,161
11,475	6.000%, 05/15/22 (e)	11,820
4,776	6.250%, 05/15/24 (e)	4,925
7,685	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	7,877
3,850	Radio One, Inc., 9.250%, 02/15/20 (e)	4,004
3,245	Regal Entertainment Group, 5.750%, 03/15/22	3,326
	Sinclair Television Group, Inc.,
5,100	5.375%, 04/01/21	5,202
2,195	6.125%, 10/01/22	2,305
4,445	8.375%, 10/15/18	4,656
	Sirius XM Radio, Inc.,
9,965	4.250%, 05/15/20 (e)	9,766
1,590	4.625%, 05/15/23 (e)	1,534
10,712	5.750%, 08/01/21 (e)	11,141
1,765	5.875%, 10/01/20 (e)	1,844
7,670	6.000%, 07/15/24 (e)	7,977
4,930	Time, Inc., 5.750%, 04/15/22 (e)	4,918
	Univision Communications, Inc.,
5,000	6.875%, 05/15/19 (e)	5,300
3,000	7.875%, 11/01/20 (e)	3,270
4,900	8.500%, 05/15/21 (e)	5,365
	Videotron Ltd., (Canada),
2,415	5.000%, 07/15/22	2,481
4,088	5.375%, 06/15/24 (e)	4,170
9,721	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	10,426
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,696
1,845	6.000%, 01/15/21 (e)	1,919

		395,215

	Multiline Retail — 0.1%
	J.C. Penney Corp., Inc.,
3,605	5.750%, 02/15/18	3,461
3,860	6.375%, 10/15/36	3,300
	Neiman Marcus Group Ltd. LLC,
2,865	8.000%, 10/15/21 (e)	3,091
3,495	9.500% (cash), 10/15/21 (e) (v)	3,801
5,107	Sears Holdings Corp., 6.625%, 10/15/18	4,647

		18,300

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — 0.5%
4,290	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	4,601
3,300	Chinos Intermediate Holdings A, Inc., 8.500% (cash), 05/01/19 (e) (v)	3,226
	Claire’s Stores, Inc.,
2,833	6.125%, 03/15/20 (e)	2,684
17,593	8.875%, 03/15/19	15,570
24,523	9.000%, 03/15/19 (e)	25,504
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,723
5,496	Gymboree Corp. (The), 9.125%, 12/01/18	3,339
2,345	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	2,339
8,565	L Brands, Inc., 6.625%, 04/01/21	9,646
1,282	Michaels FinCo. Holdings LLC/Michaels FinCo., Inc., 8.250% (cash), 08/01/18 (e) (v)	1,311
1,522	Neebo, Inc., 15.000%, 06/30/16 (e)	1,587
EUR 4,667	New Look Bondco I plc, (United Kingdom), VAR, 6.492%, 05/14/18 (e)	6,163
9,195	Party City Holdings, Inc., 8.875%, 08/01/20	10,138
1,970	PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.750% (cash), 08/15/19 (e) (v)	2,024
4,510	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,798
10,192	Radio Systems Corp., 8.375%, 11/01/19 (e)	11,224
	Sally Holdings LLC/Sally Capital, Inc.,
3,645	5.500%, 11/01/23	3,846
1,655	5.750%, 06/01/22	1,746
4,070	6.875%, 11/15/19	4,385
17,756	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	19,132

		136,986

	Textiles, Apparel & Luxury Goods — 0.1%
4,885	Hanesbrands, Inc., 6.375%, 12/15/20	5,245
7,236	Polymer Group, Inc., 7.750%, 02/01/19	7,625
880	William Carter Co. (The), 5.250%, 08/15/21	920

		13,790

	Total Consumer Discretionary	1,202,506

	Consumer Staples — 1.2%
	Beverages — 0.1%
	Constellation Brands, Inc.,
3,426	3.750%, 05/01/21	3,430
2,192	4.250%, 05/01/23	2,214
2,000	7.250%, 05/15/17	2,248
5,220	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	5,898

		13,790

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food & Staples Retailing — 0.1%
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,977
5,840	New Albertsons, Inc., 8.700%, 05/01/30	5,898
	Rite Aid Corp.,
5,275	9.250%, 03/15/20	5,908
7,737	10.250%, 10/15/19	8,191
8,765	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	9,357

		33,331

	Food Products — 0.5%
3,715	B&G Foods, Inc., 4.625%, 06/01/21	3,659
9,545	Big Heart Pet Brands, 7.625%, 02/15/19	9,855
16,406	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	17,390
6,944	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	7,595
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	4,228
20,650	H.J. Heinz Co., 4.250%, 10/15/20	20,934
1,005	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.500%, 05/01/22 (e)	1,003
	JBS USA LLC/JBS USA Finance, Inc.,
10,174	7.250%, 06/01/21 (e)	10,861
3,442	8.250%, 02/01/20 (e)	3,705
1,662	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,749
	Post Holdings, Inc.,
1,705	6.000%, 12/15/22 (e)	1,679
10,056	6.750%, 12/01/21 (e)	10,245
11,330	7.375%, 02/15/22	11,897
	Smithfield Foods, Inc.,
10,147	5.250%, 08/01/18 (e)	10,553
2,548	5.875%, 08/01/21 (e)	2,726
2,107	7.750%, 07/01/17	2,378
2,289	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,392

		122,849

	Household Products — 0.5%
5,908	Armored Autogroup, Inc., 9.250%, 11/01/18	6,115
11,206	Central Garden & Pet Co., 8.250%, 03/01/18	11,556
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
7,525	5.750%, 10/15/20	7,864
2,400	6.875%, 02/15/21	2,571
3,510	7.125%, 04/15/19	3,646
10,236	7.875%, 08/15/19	11,080
3,900	8.250%, 02/15/21	4,256
3,700	8.500%, 05/15/18	3,871

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — continued
32,690	9.000%, 04/15/19	34,324
32,632	9.875%, 08/15/19	36,181
	Spectrum Brands, Inc.,
2,210	6.375%, 11/15/20	2,376
1,400	6.625%, 11/15/22	1,516
11,340	6.750%, 03/15/20	12,077

		137,433

	Personal Products — 0.0% (g)
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,619
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,474
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,529

		13,622

	Total Consumer Staples	321,025

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
11,573	Atwood Oceanics, Inc., 6.500%, 02/01/20	12,267
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	8,414
192	7.750%, 10/15/22	209
1,445	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	1,460
3,600	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	3,609
3,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	4,256
3,443	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	3,426
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,614
2,745	PHI, Inc., 5.250%, 03/15/19	2,779
1,750	Pioneer Energy Services Corp., 6.125%, 03/15/22 (e)	1,781
4,177	Precision Drilling Corp., (Canada), 5.250%, 11/15/24 (e)	4,177
9,549	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	8,928
2,000	Seadrill Ltd., (Bermuda), 6.125%, 09/15/17 (e)	2,065
4,182	SESI LLC, 7.125%, 12/15/21	4,715
2,145	Seventy Seven Energy, Inc., 6.500%, 07/15/22 (e)	2,209
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,463

		67,372

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — 1.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
6,055	4.875%, 05/15/23	6,373
1,865	5.875%, 04/15/21	1,981
6,946	6.125%, 07/15/22	7,554
	American Energy-Permian Basin LLC/AEPB Finance Corp.,
1,500	7.125%, 11/01/20 (e)	1,455
2,880	7.375%, 11/01/21 (e)	2,808
	Antero Resources Finance Corp.,
2,640	5.375%, 11/01/21	2,719
1,415	6.000%, 12/01/20	1,495
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	1,172
6,525	7.250%, 06/15/21	4,323
1,260	8.000%, 01/15/19 (e)	1,213
3,055	Athlon Holdings LP/Athlon Finance Corp., 6.000%, 05/01/22 (e)	3,147
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	1,119
1,118	5.625%, 06/01/24 (e)	1,118
2,535	Berry Petroleum Co. LLC, 6.375%, 09/15/22	2,643
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
4,420	7.875%, 04/15/22	4,685
3,995	8.625%, 10/15/20	4,275
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,472
3,460	4.875%, 04/15/22	3,620
7,965	6.125%, 02/15/21	9,020
3,586	6.500%, 08/15/17	3,958
9,970	6.625%, 08/15/20	11,490
1,005	6.875%, 11/15/20	1,166
3,414	7.250%, 12/15/18	3,969
2,075	VAR, 3.484%, 04/15/19	2,096
2,000	Cimarex Energy Co., 4.375%, 06/01/24	2,082
880	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	911
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,408
2,700	9.500%, 06/15/20	3,037
	CONSOL Energy, Inc.,
2,870	5.875%, 04/15/22 (e)	2,999
5,020	6.375%, 03/01/21	5,321
2,425	8.250%, 04/01/20	2,583

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Denbury Resources, Inc.,
3,260	4.625%, 07/15/23	3,146
6,485	5.500%, 05/01/22	6,647
1,535	El Paso LLC, 7.250%, 06/01/18	1,773
	Energy XXI Gulf Coast, Inc.,
3,250	6.875%, 03/15/24 (e)	3,307
3,750	7.500%, 12/15/21	3,975
	EP Energy LLC/Everest Acquisition Finance, Inc.,
5,580	6.875%, 05/01/19	5,887
3,335	7.750%, 09/01/22	3,743
12,155	9.375%, 05/01/20	13,705
8,660	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,963
NOK 11,000	Exmar N.V., (Belgium), VAR, 6.250%, 07/07/17	1,792
1,050	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,105
815	Gulfport Energy Corp., 7.750%, 11/01/20 (e)	876
	Halcon Resources Corp.,
8,095	8.875%, 05/15/21	8,520
13,175	9.250%, 02/15/22	14,147
960	9.750%, 07/15/20	1,034
3,930	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	4,235
2,805	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	2,959
3,010	Kinder Morgan, Inc., 5.000%, 02/15/21 (e)	3,221
	Kodiak Oil & Gas Corp., (Canada),
680	5.500%, 01/15/21	717
675	5.500%, 02/01/22	712
6,185	8.125%, 12/01/19	6,804
1,875	Laredo Petroleum, Inc., 5.625%, 01/15/22	1,927
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
2,960	6.625%, 12/01/21 (e)	2,997
4,040	8.000%, 12/01/20	4,343
	Linn Energy LLC/Linn Energy Finance Corp.,
1,930	6.250%, 11/01/19	1,993
11,280	7.750%, 02/01/21	12,013
6,891	8.625%, 04/15/20	7,356
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
3,985	5.500%, 02/15/23	4,204
2,535	6.500%, 08/15/21	2,700

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	MEG Energy Corp., (Canada),
6,795	6.375%, 01/30/23 (e)	7,203
2,460	6.500%, 03/15/21 (e)	2,595
3,575	7.000%, 03/31/24 (e)	3,888
	Memorial Production Partners LP/Memorial Production Finance Corp.,
2,475	6.875%, 08/01/22 (e)	2,450
4,785	7.625%, 05/01/21	4,965
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
2,665	9.250%, 06/01/21	2,885
5,635	10.750%, 10/01/20	6,234
760	Newfield Exploration Co., 6.875%, 02/01/20	798
5,560	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	5,636
8,960	Oasis Petroleum, Inc., 6.875%, 03/15/22	9,789
	Peabody Energy Corp.,
8,405	6.250%, 11/15/21	8,373
6,070	6.500%, 09/15/20	6,108
2,475	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	2,562
4,495	QR Energy LP/QRE Finance Corp. LLC, 9.250%, 08/01/20	5,135
	Regency Energy Partners LP/Regency Energy Finance Corp.,
2,345	5.000%, 10/01/22	2,424
3,175	5.500%, 04/15/23	3,326
340	5.750%, 09/01/20	365
1,300	5.875%, 03/01/22	1,398
4,743	Rex Energy Corp., 8.875%, 12/01/20	5,194
4,135	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	4,445
1,512	Rosetta Resources, Inc., 5.625%, 05/01/21	1,548
3,600	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,735
5,000	Samson Investment Co., 9.750%, 02/15/20	5,100
1,230	Sanchez Energy Corp., 6.125%, 01/15/23 (e)	1,273
	SandRidge Energy, Inc.,
3,330	7.500%, 03/15/21	3,497
8,050	8.125%, 10/15/22	8,553
2,500	SemGroup Corp., 7.500%, 06/15/21	2,700
8,484	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	8,823
2,075	Tesoro Corp., 4.250%, 10/01/17	2,158
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
7,950	5.875%, 10/01/20	8,327
2,225	6.125%, 10/15/21	2,342

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,091	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	5,256
4,370	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	4,643
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	5,573
2,400	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	2,559
8,890	Whiting Petroleum Corp., 5.750%, 03/15/21	9,757

		399,630

	Total Energy	467,002

	Financials — 1.8%
	Banks — 0.4%
2,825	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	3,173
	CIT Group, Inc.,
5,530	3.875%, 02/19/19	5,599
425	4.250%, 08/15/17	441
28,261	4.750%, 02/15/15 (e)	28,614
3,452	5.000%, 05/15/17	3,646
12,045	5.250%, 03/15/18	12,858
3,870	5.500%, 02/15/19 (e)	4,175
2,520	6.625%, 04/01/18 (e)	2,810
	Royal Bank of Scotland Group plc, (United Kingdom),
4,000	5.050%, 01/08/15	4,044
1,145	6.100%, 06/10/23	1,250
1,750	6.125%, 12/15/22	1,914
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	6,251
16,150	Reg. S, VAR, 9.500%, 03/16/22	18,693

		93,468

	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
4,345	6.000%, 11/15/17	4,491
1,500	6.750%, 06/01/16	1,607
	Morgan Stanley,
9,410	3.450%, 11/02/15	9,695
37,066	4.000%, 07/24/15	38,222
5,455	Nuveen Investments, Inc., 9.500%, 10/15/20 (e)	6,368

		60,383

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — 0.4%
	Ally Financial, Inc.,
14,705	3.500%, 01/27/19	14,815
7,807	4.625%, 06/26/15	8,012
4,660	4.750%, 09/10/18	4,905
5,205	5.500%, 02/15/17	5,556
17,306	6.250%, 12/01/17	19,058
12,790	7.500%, 09/15/20	15,300
14,300	VAR, 2.914%, 07/18/16	14,579
1,852	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	1,954
	General Motors Financial Co., Inc.,
1,890	2.750%, 05/15/16	1,909
1,330	3.250%, 05/15/18	1,340
3,480	3.500%, 07/10/19	3,505
1,890	4.250%, 05/15/23	1,930
4,000	4.750%, 08/15/17	4,206
EUR 6,500	GMAC International Finance B.V., (Netherlands), Reg. S, 7.500%, 04/21/15	8,869

		105,938

	Diversified Financial Services — 0.2%
7,173	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	5,523
90,609	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d) (i)	453
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	9,701
4,420	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	4,409
6,825	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	6,825
21,757	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	22,954
2,158	Igloo Holdings Corp., 9.000% (cash), 12/15/17 (e) (v)	2,212
2,565	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	2,533
	Jefferies Finance LLC/JFIN Co-Issuer Corp.,
2,715	6.875%, 04/15/22 (e)	2,722
1,114	7.375%, 04/01/20 (e)	1,164
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
3,392	6.500%, 07/01/21	3,324
275	7.875%, 10/01/20	283
1,221	9.625%, 05/01/19	1,353
3,120	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	3,229

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,767
	TransUnion Holding Co., Inc.,
2,681	8.875%, 06/15/18	2,788
1,919	9.625%, 06/15/18	2,003

		73,243

	Insurance — 0.3%
GBP 13,250	American International Group, Inc., VAR, 8.625%, 05/22/38 (e)	25,841
1,645	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,752
2,850	Genworth Holdings, Inc., 7.700%, 06/15/20	3,451
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	5,337
	Liberty Mutual Group, Inc.,
10,000	7.800%, 03/15/37 (e)	11,800
1,447	VAR, 10.750%, 06/15/58 (e)	2,250
3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,688
1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
	Towergate Finance plc, (United Kingdom),
GBP 3,450	8.500%, 02/15/18 (e)	5,670
GBP 5,420	10.500%, 02/15/19 (e)	8,301
6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,550

		76,641

	Real Estate Investment Trusts (REITs) — 0.2%
5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,415
	Corrections Corp. of America,
12,018	4.125%, 04/01/20	11,913
1,010	4.625%, 05/01/23	1,001
	Crown Castle International Corp.,
3,634	4.875%, 04/15/22	3,698
5,960	5.250%, 01/15/23	6,155
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,708
	Geo Group, Inc. (The),
1,610	5.125%, 04/01/23	1,562
4,585	5.875%, 01/15/22	4,688
4,105	6.625%, 02/15/21	4,331
6,788	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	6,788

		48,259

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Management & Development — 0.1%
	Kennedy-Wilson, Inc.,
2,332	5.875%, 04/01/24	2,370
1,900	8.750%, 04/01/19	2,033
	Mattamy Group Corp., (Canada),
3,388	6.500%, 11/15/20 (e)	3,439
CAD 3,600	6.875%, 11/15/20 (e)	3,410
	Realogy Group LLC,
3,540	7.625%, 01/15/20 (e)	3,859
4,765	7.875%, 02/15/19 (e)	5,051

		20,162

	Total Financials	478,094

	Health Care — 1.6%
	Health Care Equipment & Supplies — 0.3%
	Alere, Inc.,
6,322	6.500%, 06/15/20	6,393
1,310	7.250%, 07/01/18	1,382
	Biomet, Inc.,
14,000	6.500%, 08/01/20	15,067
3,000	6.500%, 10/01/20	3,199
14,213	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	15,244
	DJO Finance LLC/DJO Finance Corp.,
8,615	7.750%, 04/15/18	8,959
3,165	8.750%, 03/15/18	3,363
1,250	9.875%, 04/15/18	1,336
12,430	Hologic, Inc., 6.250%, 08/01/20	13,114
9,610	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	10,727
2,000	Teleflex, Inc., 6.875%, 06/01/19	2,115

		80,899

	Health Care Providers & Services — 0.9%
	21st Century Oncology, Inc.,
4,005	8.875%, 01/15/17	3,985
3,855	9.875%, 04/15/17	3,065
1,790	Amsurg Corp., 5.625%, 11/30/20	1,839
1,610	Catamaran Corp., (Canada), 4.750%, 03/15/21	1,622
2,885	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	3,123
	DaVita HealthCare Partners, Inc.,
745	5.750%, 08/15/22	794
3,510	6.625%, 11/01/20	3,703
	Fresenius Medical Care U.S. Finance II, Inc.,
3,595	5.625%, 07/31/19 (e)	3,874
2,670	5.875%, 01/31/22 (e)	2,937

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
4,914	Hanger, Inc., 7.125%, 11/15/18	5,086
	HCA Holdings, Inc.,
5,910	6.250%, 02/15/21	6,427
21,490	7.750%, 05/15/21	23,424
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,076
4,605	5.000%, 03/15/24	4,691
2,816	6.375%, 01/15/15	2,858
8,965	6.500%, 02/15/20	10,030
10,663	7.250%, 09/15/20	11,330
33,151	7.500%, 02/15/22	38,621
2,225	8.000%, 10/01/18	2,603
	HealthSouth Corp.,
3,045	7.750%, 09/15/22	3,270
3,340	8.125%, 02/15/20	3,540
4,778	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	5,065
	inVentiv Health, Inc.,
7,720	9.000%, 01/15/18 (e)	8,067
5,361	11.000%, 08/15/18 (e)	4,450
3,257	12.000% (cash), 08/15/18 (e) (v)	3,110
9,411	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	10,023
2,000	Omnicare, Inc., 7.750%, 06/01/20	2,135
	Tenet Healthcare Corp.,
510	4.500%, 04/01/21	511
8,730	4.750%, 06/01/20	8,883
2,892	5.000%, 03/01/19 (e)	2,928
12,340	6.000%, 10/01/20	13,389
2,695	6.750%, 02/01/20	2,883
18,846	8.000%, 08/01/20	20,354
9,400	8.125%, 04/01/22	10,822
18,365	United Surgical Partners International, Inc., 9.000%, 04/01/20	20,064

		253,582

	Health Care Technology — 0.0% (g)
9,900	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,408

	Pharmaceuticals — 0.4%
EUR 5,425	Catalent Pharma Solutions, Inc., 9.750%, 04/15/17	7,206
6,120	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,227
5,000	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	5,319
4,205	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	4,321

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
1,190	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	1,261
	Valeant Pharmaceuticals International, Inc., (Canada),
3,000	6.750%, 10/01/17 (e)	3,116
7,231	6.750%, 08/15/18 (e)	7,737
7,485	6.750%, 08/15/21 (e)	7,869
9,875	6.875%, 12/01/18 (e)	10,282
5,735	7.000%, 10/01/20 (e)	6,094
11,440	7.250%, 07/15/22 (e)	12,241
20,214	7.500%, 07/15/21 (e)	22,033

		93,706

	Total Health Care	438,595

	Industrials — 2.3%
	Aerospace & Defense — 0.2%
7,331	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	7,478
2,296	B/E Aerospace, Inc., 6.875%, 10/01/20	2,471
	Bombardier, Inc., (Canada),
3,014	4.750%, 04/15/19 (e)	3,052
7,592	6.125%, 01/15/23 (e)	7,782
3,750	7.500%, 03/15/18 (e)	4,181
4,767	7.750%, 03/15/20 (e)	5,291
11,590	GenCorp, Inc., 7.125%, 03/15/21	12,488
5,825	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	6,014
2,043	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	2,074
	TransDigm, Inc.,
960	6.000%, 07/15/22 (e)	977
690	6.500%, 07/15/24 (e)	707
5,905	Triumph Group, Inc., 4.875%, 04/01/21	5,890

		58,405

	Air Freight & Logistics — 0.0% (g)
1,930	CEVA Group plc, (United Kingdom), 7.000%, 03/01/21 (e)	1,949

	Airlines — 0.2%
4,170	Allegiant Travel Co., 5.500%, 07/15/19	4,326
7,754	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	8,374
7,245	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	8,259
7,441	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,520

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Airlines — continued
3,488		Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,907
605		Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	674
5,398		Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	6,194
—	(h)	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	—	(h)
3,675		U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,794

			44,048

		Building Products — 0.1%
3,005		Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,012
		Building Materials Corp. of America,
3,170		6.750%, 05/01/21 (e)	3,400
2,825		6.875%, 08/15/18 (e)	2,931
3,945		Griffon Corp., 5.250%, 03/01/22	3,906
8,580		Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	9,309
		USG Corp.,
1,793		5.875%, 11/01/21 (e)	1,874
3,565		6.300%, 11/15/16	3,797
172		7.875%, 03/30/20 (e)	187

			28,416

		Commercial Services & Supplies — 0.5%
13,875		ACCO Brands Corp., 6.750%, 04/30/20	14,708
		ADT Corp. (The),
1,945		3.500%, 07/15/22	1,736
1,565		4.125%, 04/15/19	1,569
7,620		4.125%, 06/15/23	7,087
18,215		6.250%, 10/15/21	19,262
5,655		Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	5,881
4,900		Aramark Services, Inc., 5.750%, 03/15/20	5,133
9,320		Casella Waste Systems, Inc., 7.750%, 02/15/19	9,600
1,206		Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	1,222
7,910		Clean Harbors, Inc., 5.250%, 08/01/20	8,128
7,592		Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,772
		Harland Clarke Holdings Corp.,
1,730		6.875%, 03/01/20 (e)	1,801
3,630		9.750%, 08/01/18 (e)	3,943

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — continued
21,560	ILFC E-Capital Trust I, VAR, 5.020%, 12/21/65 (e)	20,805
4,740	Iron Mountain, Inc., 6.000%, 08/15/23	5,060
1,200	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	1,235
4,712	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	4,818
6,270	Mobile Mini, Inc., 7.875%, 12/01/20	6,772
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	4,878
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 10/15/14 (d) (i)	10
2,650	6.500%, 08/01/27 (d) (i)	10
1,050	9.750%, 01/15/15 (d) (i)	4
15,316	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	17,460
1,835	Tervita Corp., (Canada), 8.000%, 11/15/18 (e)	1,904

		150,798

	Construction & Engineering — 0.0% (g)
7,185	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	7,455
4,307	Tutor Perini Corp., 7.625%, 11/01/18	4,495

		11,950

	Electrical Equipment — 0.1%
1,535	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	1,524
5,400	General Cable Corp., 5.750%, 10/01/22	5,373
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	11,205
10,115	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	10,633

		28,735

	Machinery — 0.3%
2,120	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	2,136
9,090	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	9,613
11,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	11,766
2,575	Case New Holland Industrial, Inc., 7.875%, 12/01/17	2,942
	CNH Capital LLC,
1,900	3.875%, 11/01/15	1,928
3,595	6.250%, 11/01/16	3,856
750	CNH Industrial Capital LLC, 3.625%, 04/15/18	756

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
2,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,115
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	8,081
1,400	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	1,515
10,741	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	11,573
2,763	Mueller Water Products, Inc., 8.750%, 09/01/20	3,019
	Oshkosh Corp.,
455	5.375%, 03/01/22	465
1,990	8.500%, 03/01/20	2,139
1,340	SPX Corp., 6.875%, 09/01/17	1,477
	Terex Corp.,
8,380	6.000%, 05/15/21	8,883
3,825	6.500%, 04/01/20	4,093

		76,357

	Marine — 0.1%
8,025	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	8,316
3,988	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	4,093
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,982
10,049	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	10,715

		26,106

	Road & Rail — 0.2%
7,469	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	8,122
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,315	4.875%, 11/15/17	2,390
3,130	5.500%, 04/01/23	3,201
2,886	9.750%, 03/15/20	3,232
	Hertz Corp. (The),
7,010	5.875%, 10/15/20	7,211
7,900	6.750%, 04/15/19	8,285
2,695	7.375%, 01/15/21	2,884
3,890	7.500%, 10/15/18	4,060
4,650	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	5,057
2,250	JCH Parent, Inc., 11.250% (cash), 03/15/19 (e) (v)	2,239
3,050	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	3,119

		49,800

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — 0.6%
	Aircastle Ltd., (Bermuda),
2,460	4.625%, 12/15/18	2,534
6,490	6.750%, 04/15/17	7,058
5,260	7.625%, 04/15/20	6,037
4,970	H&E Equipment Services, Inc., 7.000%, 09/01/22	5,430
	HD Supply, Inc.,
690	7.500%, 07/15/20	742
11,980	8.125%, 04/15/19	13,058
4,905	11.000%, 04/15/20	5,678
4,030	11.500%, 07/15/20	4,735
1,925	Interline Brands, Inc., 10.000% (cash), 11/15/18 (v)	2,036
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,883
29,330	5.875%, 04/01/19	32,043
11,555	6.250%, 05/15/19	12,811
4,615	8.250%, 12/15/20	5,642
	United Rentals North America, Inc.,
1,650	5.750%, 11/15/24	1,728
14,875	6.125%, 06/15/23	15,879
3,515	7.375%, 05/15/20	3,831
14,342	7.625%, 04/15/22	16,099
12,005	8.250%, 02/01/21	13,206

		154,430

	Total Industrials	630,994

	Information Technology — 1.8%
	Communications Equipment — 0.2%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,074
4,479	6.450%, 03/15/29	4,378
8,338	6.750%, 11/15/20 (e)	8,818
5,380	8.875%, 01/01/20 (e)	5,985
5,550	Aspect Software, Inc., 10.625%, 05/15/17	5,661
	Avaya, Inc.,
8,235	7.000%, 04/01/19 (e)	8,194
4,439	10.500%, 03/01/21 (e)	4,073
	CommScope, Inc.,
1,218	5.000%, 06/15/21 (e)	1,236
1,218	5.500%, 06/15/24 (e)	1,239
12,271	Goodman Networks, Inc., 12.125%, 07/01/18	13,314

		55,972

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
3,253	Anixter, Inc., 5.625%, 05/01/19	3,432
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,474
7,200	5.500%, 09/01/22 (e)	7,470
9,882	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	10,623
	Sanmina Corp.,
2,800	4.375%, 06/01/19 (e)	2,821
5,554	7.000%, 05/15/19 (e)	5,832
4,822	Viasystems, Inc., 7.875%, 05/01/19 (e)	4,991

		36,643

	IT Services — 0.6%
2,102	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	2,113
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,326
	First Data Corp.,
2,584	6.750%, 11/01/20 (e)	2,797
12,840	7.375%, 06/15/19 (e)	13,707
14,963	8.250%, 01/15/21 (e)	16,309
9,057	8.875%, 08/15/20 (e)	9,872
2,257	10.625%, 06/15/21	2,618
1,427	11.250%, 01/15/21	1,659
8,974	11.750%, 08/15/21	10,612
27,056	12.625%, 01/15/21	33,076
30,857	8.750% (cash), 01/15/22 (e) (v)	33,789
4,482	First Data Holdings, Inc., 14.500% (PIK), 09/24/19 (e) (v)	5,075
3,028	iGATE Corp., 4.750%, 04/15/19 (e)	3,036
3,250	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	3,469
	SunGard Data Systems, Inc.,
7,470	6.625%, 11/01/19	7,825
2,544	7.375%, 11/15/18	2,658
2,410	7.625%, 11/15/20	2,594

		153,535

	Semiconductors & Semiconductor Equipment — 0.2%
	Advanced Micro Devices, Inc.,
4,407	6.750%, 03/01/19 (e)	4,617
4,500	7.750%, 08/01/20	4,736
	Amkor Technology, Inc.,
6,267	6.375%, 10/01/22	6,627
2,840	6.625%, 06/01/21	3,018
3,135	Entegris, Inc., 6.000%, 04/01/22 (e)	3,229
2,541	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	2,662

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
6,815	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,610
3,539	Micron Technology, Inc., 5.875%, 02/15/22 (e)	3,791
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,711
3,185	3.750%, 06/01/18 (e)	3,201
6,350	5.750%, 02/15/21 (e)	6,668
1,810	5.750%, 03/15/23 (e)	1,905

		49,775

	Software — 0.2%
3,505	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,663
9,002	Audatex North America, Inc., 6.000%, 06/15/21 (e)	9,542
2,445	BCP Singapore VI Cayman Financing Co., Ltd., (Cayman Islands), 8.000%, 04/15/21 (e)	2,524
4,735	Blackboard, Inc., 7.750%, 11/15/19 (e)	4,841
2,035	Eagle Midco, Inc., 9.750%, 06/15/18 (e)	2,091
7,415	Epicor Software Corp., 8.625%, 05/01/19	7,953
8,153	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	8,296
	Infor U.S., Inc.,
4,525	9.375%, 04/01/19	4,978
5,750	11.500%, 07/15/18	6,447

		50,335

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
22,500	3.850%, 05/04/43	21,526
111,650	VAR, 0.537%, 05/06/19	111,650
	NCR Corp.,
1,046	5.000%, 07/15/22	1,051
495	5.875%, 12/15/21	519
1,250	6.375%, 12/15/23	1,350
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,026

		140,122

	Total Information Technology	486,382

	Materials — 2.1%
	Chemicals — 0.7%
	Ashland, Inc.,
3,750	3.000%, 03/15/16	3,802
4,115	3.875%, 04/15/18	4,213
14,610	4.750%, 08/15/22	14,628

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	6,324
3,540	Celanese US Holdings LLC, 4.625%, 11/15/22	3,602
13,060	Hexion U.S. Finance Corp., 6.625%, 04/15/20	13,746
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
5,430	8.875%, 02/01/18	5,633
2,710	9.000%, 11/15/20	2,744
	Huntsman International LLC,
2,875	4.875%, 11/15/20	2,932
11,190	8.625%, 03/15/20	12,001
5,730	8.625%, 03/15/21	6,289
	Ineos Finance plc, (United Kingdom),
4,205	7.500%, 05/01/20 (e)	4,542
15,015	8.375%, 02/15/19 (e)	16,291
	INEOS Group Holdings S.A., (Luxembourg),
3,927	5.875%, 02/15/19 (e)	4,025
10,606	6.125%, 08/15/18 (e)	10,951
5,420	LSB Industries, Inc., 7.750%, 08/01/19	5,921
2,000	Momentive Performance Materials, Inc., 8.875%, 10/15/20	1,875
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,839
4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,792
2,250	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20	2,481
5,785	PolyOne Corp., 7.375%, 09/15/20	6,233
	Rain CII Carbon LLC/CII Carbon Corp.,
5,643	8.000%, 12/01/18 (e)	5,869
7,245	8.250%, 01/15/21 (e)	7,607
EUR 1,250	8.500%, 01/15/21 (e)	1,700
2,040	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	1,999
9,634	Reichhold Industries, Inc., 11.000% (PIK), 05/08/17 (e) (v)	6,262
3,760	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	3,732
3,780	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	3,931
6,605	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	7,084
4,870	Tronox Finance LLC, 6.375%, 08/15/20	5,016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
2,185	U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., 7.375%, 05/01/21 (e)	2,382

		183,446

	Construction Materials — 0.2%
14,797	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	16,795
	CEMEX Espana S.A., (Spain),
3,370	9.250%, 05/12/20 (e)	3,657
EUR 2,000	9.875%, 04/30/19 (e)	3,002
	Cemex Finance LLC,
18,580	9.375%, 10/12/22 (e)	21,925
6,248	9.660%, 02/14/17 (i)	6,279
	Cemex S.A.B. de C.V., (Mexico),
6,000	0.000%, 02/14/17 (i)	5,880
2,971	7.250%, 01/15/21 (e)	3,264
3,340	U.S. Concrete, Inc., 8.500%, 12/01/18	3,607
	Vulcan Materials Co.,
1,330	7.000%, 06/15/18	1,503
4,395	7.500%, 06/15/21	5,219

		71,131

	Containers & Packaging — 0.3%
	Ardagh Packaging Finance plc, (Ireland),
14,290	9.125%, 10/15/20 (e)	15,647
EUR 3,325	9.250%, 10/15/20 (e)	4,781
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
3,400	6.250%, 01/31/19 (e)	3,434
378	7.000%, 11/15/20 (e)	384
2,305	9.125%, 10/15/20 (e)	2,513
4,985	VAR, 3.232%, 12/15/19 (e)	4,960
5,400	Berry Plastics Corp., 9.750%, 01/15/21	6,082
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
5,130	5.625%, 12/15/16 (e)	5,220
5,105	6.000%, 06/15/17 (e)	5,181
2,023	BOE Intermediate Holding Corp., 9.750% (PIK), 11/01/17 (e) (v)	2,114
1,995	BOE Merger Corp., 10.250% (cash), 11/01/17 (e) (v)	2,090
5,500	BWAY Holding Co., 10.000%, 06/15/18	5,775
2,663	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	442
1,809	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,886

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	721
	Sealed Air Corp.,
5,070	6.500%, 12/01/20 (e)	5,577
6,910	8.375%, 09/15/21 (e)	7,774
715	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	785

		75,366

	Metals & Mining — 0.9%
5,095	AK Steel Corp., 8.750%, 12/01/18	5,643
	Alcoa, Inc.,
2,969	5.400%, 04/15/21	3,237
3,650	5.720%, 02/23/19	4,051
2,136	5.870%, 02/23/22	2,374
2,560	5.900%, 02/01/27	2,805
2,974	6.150%, 08/15/20	3,349
1,920	6.750%, 01/15/28	2,207
	Aleris International, Inc.,
770	7.625%, 02/15/18	799
4,451	7.875%, 11/01/20	4,629
	APERAM, (Luxembourg),
3,345	7.375%, 04/01/16 (e)	3,420
8,258	7.750%, 04/01/18 (e)	8,671
	ArcelorMittal, (Luxembourg),
25,300	6.750%, 02/25/22	28,240
5,000	7.500%, 10/15/39	5,437
16,150	10.350%, 06/01/19	20,349
2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,868
12,864	Coeur Mining, Inc., 7.875%, 02/01/21	12,888
	Commercial Metals Co.,
7,235	4.875%, 05/15/23	7,090
2,300	7.350%, 08/15/18	2,599
1,080	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	1,123
	First Quantum Minerals Ltd., (Canada),
5,423	6.750%, 02/15/20 (e)	5,626
3,000	7.250%, 10/15/19 (e)	3,173
5,727	7.250%, 05/15/22 (e)	6,042
	FMG Resources August 2006 Pty Ltd., (Australia),
3,430	6.875%, 02/01/18 (e)	3,607
27,095	8.250%, 11/01/19 (e)	29,669
9,635	Hecla Mining Co., 6.875%, 05/01/21	9,442

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
879	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	956
4,531	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	4,865
	New Gold, Inc., (Canada),
6,315	6.250%, 11/15/22 (e)	6,631
1,862	7.000%, 04/15/20 (e)	1,983
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	2,245
	Novelis, Inc., (Canada),
6,385	8.375%, 12/15/17	6,752
9,815	8.750%, 12/15/20	10,858
1,325	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	1,484
1,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,853
	Steel Dynamics, Inc.,
3,900	5.250%, 04/15/23	3,959
2,560	6.125%, 08/15/19	2,739
2,560	6.375%, 08/15/22	2,739
3,910	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	3,890
3,207	United States Steel Corp., 7.000%, 02/01/18	3,520

		233,812

	Paper & Forest Products — 0.0% (g)
3,180	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	3,255
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	765
650	8.375%, 06/15/19 (e)	710
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,910

		7,640

	Total Materials	571,395

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.2%
3,113	Altice Financing S.A., (Luxembourg), 6.500%, 01/15/22 (e)	3,277
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,500	5.125%, 02/15/23	1,492
3,980	5.250%, 03/15/21	4,070
26,186	6.500%, 04/30/21	27,823
9,958	7.000%, 01/15/19	10,443
7,700	7.250%, 10/30/17	8,046
7,374	7.375%, 06/01/20	7,964

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	CenturyLink, Inc.,
13,195	Series T, 5.800%, 03/15/22	13,921
10,265	Series W, 6.750%, 12/01/23	11,362
1,900	Cincinnati Bell, Inc., 8.375%, 10/15/20	2,062
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,323
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,864
53,556	Embarq Corp., 7.995%, 06/01/36	60,245
	Frontier Communications Corp.,
625	8.500%, 04/15/20	726
2,640	8.750%, 04/15/22	3,076
4,956	9.250%, 07/01/21	5,873
	GCI, Inc.,
5,335	6.750%, 06/01/21	5,401
5,875	8.625%, 11/15/19	6,147
	Intelsat Jackson Holdings S.A., (Luxembourg),
3,275	5.500%, 08/01/23	3,263
18,505	6.625%, 12/15/22	19,338
23,535	7.250%, 10/15/20	25,182
9,535	7.500%, 04/01/21	10,322
7,000	8.500%, 11/01/19	7,345
	Intelsat Luxembourg S.A., (Luxembourg),
27,165	7.750%, 06/01/21	28,659
16,633	8.125%, 06/01/23	18,005
	Level 3 Communications, Inc.,
6,666	8.875%, 06/01/19	7,199
52,035	11.875%, 02/01/19	56,914
	Level 3 Financing, Inc.,
12,645	6.125%, 01/15/21 (e)	13,340
2,839	7.000%, 06/01/20	3,059
4,850	8.125%, 07/01/19	5,250
16,285	8.625%, 07/15/20	18,036
1,500	VAR, 3.823%, 01/15/18 (e)	1,508
13,202	PAETEC Holding Corp., 9.875%, 12/01/18	14,077
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,455
3,397	7.750%, 02/15/31	3,473
1,000	Qwest Corp., 7.250%, 09/15/25	1,182
	Sprint Capital Corp.,
3,476	6.900%, 05/01/19	3,733
36,227	8.750%, 03/15/32	40,393
5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	6,064
5,260	tw telecom holdings, Inc., 5.375%, 10/01/22	5,720

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
15,084	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	15,951
5,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	5,546
9,602	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	10,394
	Virgin Media Finance plc, (United Kingdom),
775	6.375%, 04/15/23 (e)	825
5,000	8.375%, 10/15/19	5,238
	Virgin Media Secured Finance plc, (United Kingdom),
565	5.250%, 01/15/21	589
7,056	5.375%, 04/15/21 (e)	7,338
	Wind Acquisition Finance S.A., (Luxembourg),
4,885	4.750%, 07/15/20 (e)	4,897
395	6.500%, 04/30/20 (e)	423
5,330	7.375%, 04/23/21 (e)	5,623
EUR 1,007	VAR, 5.459%, 04/30/19 (e)	1,336
	Windstream Corp.,
3,515	6.375%, 08/01/23	3,524
2,640	7.500%, 06/01/22	2,871
9,275	7.500%, 04/01/23	9,878
8,281	7.750%, 10/15/20	8,923
8,650	7.750%, 10/01/21	9,428
1,000	8.125%, 09/01/18	1,044
	Zayo Group LLC/Zayo Capital, Inc.,
4,275	8.125%, 01/01/20	4,612
15,000	10.125%, 07/01/20	17,062

		589,134

	Wireless Telecommunication Services — 0.8%
	MetroPCS Wireless, Inc.,
9,442	6.625%, 11/15/20	9,914
3,410	7.875%, 09/01/18	3,559
23,653	NII Capital Corp., 7.625%, 04/01/21 (d)	3,548
	NII International Telecom S.C.A., (Luxembourg),
5,582	7.875%, 08/15/19 (e)	3,684
5,083	11.375%, 08/15/19 (e)	3,380
2,110	SBA Telecommunications, Inc., 5.750%, 07/15/20	2,226
7,651	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	7,785
	Sprint Communications, Inc.,
5,497	6.000%, 11/15/22	5,483
2,013	7.000%, 03/01/20 (e)	2,245
10,390	7.000%, 08/15/20	11,091

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Wireless Telecommunication Services — continued
16,499		9.000%, 11/15/18 (e)	19,613
8,760		11.500%, 11/15/21	11,432
		Sprint Corp.,
4,174		7.125%, 06/15/24 (e)	4,258
13,917		7.250%, 09/15/21 (e)	14,752
34,750		7.875%, 09/15/23 (e)	37,269
		T-Mobile USA, Inc.,
4,551		5.250%, 09/01/18	4,693
5,346		6.250%, 04/01/21	5,546
3,099		6.464%, 04/28/19	3,231
1,405		6.500%, 01/15/24	1,461
5,309		6.625%, 04/01/23	5,588
8,577		6.633%, 04/28/21	9,027
20,882		6.731%, 04/28/22	22,031
7,785		6.836%, 04/28/23	8,262
4,075		Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	4,320

			204,398

		Total Telecommunication Services	793,532

		Utilities — 0.3%
		Electric Utilities — 0.0% (g)
—	(h)	Homer City Generation LP, 8.637% (cash), 10/01/19 (v)	—	(h)
2,565		RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	2,587
5,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/20 (e)	4,350

			6,937

		Gas Utilities — 0.1%
		Sabine Pass Liquefaction LLC,
12,934		5.625%, 04/15/23	13,452
9,055		5.750%, 05/15/24 (e)	9,417
7,486		6.250%, 03/15/22 (e)	8,122
5,730		Sabine Pass LNG LP, 6.500%, 11/01/20	6,081

			37,072

		Independent Power & Renewable Electricity Producers — 0.2%
		AES Corp.,
945		4.875%, 05/15/23	928
1,764		5.500%, 03/15/24	1,795
2,890		7.375%, 07/01/21	3,309
2,675		8.000%, 06/01/20	3,170
9,375		VAR, 3.227%, 06/01/19	9,422

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power & Renewable Electricity Producers — continued
1,758	Calpine Corp., 7.875%, 01/15/23 (e)	1,952
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26 (d) (i)	2
23,337	7.750%, 06/01/19 (d) (i)	—	(h)
20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	—	(h)
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	15,904
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22 (e)	4,551
1,295	7.875%, 05/15/21	1,421
2,420	8.250%, 09/01/20	2,620

		45,074

	Total Utilities	89,083

	Total Corporate Bonds (Cost $5,271,675)	5,478,608

Event-Linked Bonds — 0.7%
11,600	Armor Re Ltd., (Bermuda), VAR, 4.000%, 12/15/16 (e)	11,550
2,000	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 6.850%, 04/07/17 (e)	2,088
6,000	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	6,095
	Calypso Capital II Ltd., (Ireland), VAR,
EUR 22,750	2.600%, 01/09/17 (e)	29,904
EUR 5,500	2.900%, 01/08/18 (e)	7,283
	Combine Re Ltd., (Cayman Islands),
1,650	VAR, 4.500%, 01/07/15 (e)	1,665
1,750	VAR, 10.000%, 01/07/15 (e)	1,794
7,250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	7,392
5,400	Everglades Re Ltd., (Bermuda), VAR, 7.520%, 04/28/17 (e)	5,488
EUR 12,300	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	16,237
	Kilimanjaro Re Ltd., (Bermuda),
15,400	VAR, 4.535%, 04/30/18 (e)	15,409
2,250	VAR, 4.750%, 04/30/18 (e)	2,275
1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.250%, 04/06/18 (e)	1,002
5,500	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	5,675
	MultiCat Mexico Ltd., (Cayman Islands),
2,750	Series 2012-I, Class A, VAR, 7.500%, 12/04/15 (e)	2,802

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Event-Linked Bonds — continued
5,850	Series 2012-I, Class A, VAR, 7.826%, 12/04/15 (e)	5,995
	Nakama Re Ltd., (Bermuda),
8,400	VAR, 2.535%, 04/13/18 (e)	8,458
4,000	VAR, 2.780%, 09/29/16 (e)	4,038
2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.000%, 05/15/17 (e)	2,077
	Residential Reinsurance 2011 Ltd., (Cayman Islands),
9,750	VAR, 8.750%, 06/06/15 (e)	10,168
2,500	VAR, 8.900%, 12/06/15 (e)	2,601
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
2,250	VAR, 5.750%, 12/06/16 (e)	2,343
2,000	VAR, 8.000%, 06/06/16 (e)	2,166
2,000	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.250%, 12/06/17 (e)	2,013
500	Residential Reinsurance 2014 Ltd., (Cayman Islands), VAR, 3.530%, 06/06/18 (e)	503
1,000	Residential Reinsurance Ltd., (Cayman Islands), VAR, 4.500%, 12/06/16 (e)	1,026
2,575	Riverfront Re Ltd., (Bermuda), VAR, 4.000%, 01/06/17 (e)	2,533
	Sanders Re Ltd., (Bermuda),
9,300	VAR, 3.025%, 05/25/18 (e)	9,291
8,850	VAR, 3.500%, 05/05/17 (e)	8,888
2,000	VAR, 3.930%, 05/28/19 (e)	2,005
4,000	Skyline Re Ltd., (Bermuda), VAR, 14.000%, 01/23/17 (e)	4,040

	Total Event-Linked Bonds (Cost $187,229)	184,804

Mortgage Pass-Through Securities — 3.9%
	Federal National Mortgage Association, 30 Year, Single Family,
979,350	TBA, 4.000%, 09/25/44 - 11/25/44	1,036,536

	Total Mortgage Pass-Through Securities (Cost $1,033,102)	1,036,536

Municipal Bonds — 0.1% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27 (e)	3,430

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,995

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,360

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,777
3,390	Series B, Rev., 5.000%, 03/01/34	3,835

		10,612

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	4,066

	Virginia — 0.0% (g)
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,326

	Total Municipal Bonds (Cost $36,031)	36,789

Preferred Securities — 0.3% (x)
	Financials — 0.3%
	Banks — 0.3%
	Bank of America Corp.,
35,473	Series K, VAR, 8.000%, 01/30/18	39,198
10,816	Series M, VAR, 8.125%, 05/15/18	12,006
10,430	Series V, VAR, 5.125%, 06/17/19	10,322
1	Citigroup, Inc., VAR, 5.950%, 01/30/23	1
2	Wachovia Capital Trust III, VAR, 5.570%, 10/03/14	2
2,545	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	2,876

		64,405

	Capital Markets — 0.0% (g)
8,320	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	9,027

	Insurance — 0.0% (g)
1,108	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	1,144

	Total Preferred Securities (Cost $69,816)	74,576

Private Placements — 1.3%
	Commercial Loans — 0.8%
50,000	Ace Hotel, VAR, 8.126%, 03/01/15 (i)	50,000
40,000	Americana Manhasset (The), VAR, 8.210%, 10/01/21 (i)	46,952

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Private Placements — continued
		Commercial Loans — continued
42,000		Doubletree Hotel, VAR, 8.141%, 10/31/14 (i)	42,000
25,000		Hotel Waldorf-Astoria Corp. (The), VAR, 7.376%, 06/01/15 (i)	25,054
35,000		Raleigh Hotel, VAR, 7.980%, 12/31/15 (i)	36,849

		Total Commercial Loans	200,855

		Residential Loans — 0.5%
65,000		138 50th Street Funding LLC, VAR, 7.636%, 09/01/15 (i)	65,000
30,000		1255 22nd Street Northwest LLC, VAR, 6.606%, 02/01/17 (i)	30,000
50,000		East 12th Street Mortgage Pass-Through Trust, VAR, 7.626%, 01/01/16 (i)	50,000

		Total Residential Loans	145,000

		Total Private Placements (Cost $337,000)	345,855

SHARES
Investment Companies — 0.0% (g)
317		Advent Claymore Convertible Securities & Income Fund II	2,323
344		Invesco Senior Income Trust	1,656
619		Nuveen Credit Strategies Income Fund	5,609
452		Voya Prime Rate Trust	2,483

		Total Investment Companies (Cost $6,519)	12,071

Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	450
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	382

			832

		Specialty Retail — 0.0% (g)
93		Neebo, Inc. (a) (i)	563

		Total Consumer Discretionary	1,395

		Financials — 0.0% (g)
		Banks — 0.0% (g)
10		Capital Bank Financial Corp., Class A (a)	245

		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a) (i)	889

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (a) (e) (i)	990

		Total Financials	2,124

SHARES		SECURITY DESCRIPTION	VALUE

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	179

		Materials — 0.1%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	45

		Construction Materials — 0.0% (g)
237		U.S. Concrete, Inc. (a)	6,010

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
180		New Holdco (a) (i)	17,101

		Total Materials	23,156

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
80		Globalstar, Inc. (a)	317

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
150		Dynegy, Inc. (a)	4,902

		Total Common Stocks (Cost $49,596)	32,073

Preferred Stocks — 0.2%
		Financials — 0.2%
		Banks — 0.1%
160		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,240
32		Royal Bank of Scotland Group plc, (United Kingdom), 6.350%, 10/02/14 ($25 par value) @	791
21		Royal Bank of Scotland Group plc, (United Kingdom), 6.400%, 10/02/14 ($25 par value) @	530

			9,561

		Capital Markets — 0.0% (g)
23		State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) (a) @	597

		Consumer Finance — 0.0% (g)
156		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4,182

		Insurance — 0.1%
28		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.354%, 09/30/14 ($1000 par value) @	24,112

		Total Financials	38,452

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
5	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1000 par value) (e) @	5,411

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $43,157)	43,863

PRINCIPAL AMOUNT
Loan Assignments — 3.7%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
11,100	Visteon Corp., Delayed Draw Term Loan B1, VAR, 3.500%, 04/09/21	11,003

	Automobiles — 0.1%
15,331	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	15,309
8,130	Chrysler Group LLC, Term Loan B, VAR, 3.250%, 12/31/18	8,046

		23,355

	Hotels, Restaurants & Leisure — 0.1%
2,000	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	2,057
11,447	CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/12/21 ^	11,328
6,117	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	6,275
4,281	Hilton Worldwide Finance LLC, Term Loan B, VAR, 3.500%, 10/26/20	4,253
3,343	Landry’s, Inc., 1st Lien Term Loan B, VAR, 4.000%, 04/24/18	3,337

		27,250

	Household Durables — 0.0% (g)
2,937	PolarPark, Inc., Term Loan, VAR, 4.501%, 06/07/20	2,922
1,527	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	1,519

		4,441

	Internet & Catalog Retail — 0.0% (g)
2,363	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.484%, 01/30/17 (i)	2,374

	Leisure Products — 0.1%
3,000	Delta 2 Sarl, 1st Lien Term Loan, VAR, 4.750%, 07/30/21 ^	2,986

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Leisure Products — continued
5,715	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	5,736
1,696	Steinway Musical, Term Loan, VAR, 4.750%, 09/19/19	1,693

		10,415

	Media — 0.6%
2,985	AMC Entertainment, Inc., Initial Term Loan, VAR, 3.500%, 04/30/20	2,969
4,988	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	5,018
12,150	Charter Communications Operating LLC\Charter Communications Holding LLC, Term Loan G, VAR, 08/12/21 ^	12,218
35,935	Clear Channel Communications, Inc., Term Loan, VAR, 6.907%, 01/30/19	35,381
7,542	Clear Channel Communications, Inc., Term Loan E, VAR, 7.657%, 07/30/19	7,514
5,477	Cumulus Media Holdings, Term Loan, VAR, 4.250%, 12/23/20	5,459
3,773	Entercom Radio, LLC Term Loan B-2, VAR, 4.000%, 11/23/18	3,760
7,685	Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.750%, 05/02/21	7,704
7,072	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	7,108
1,483	MTL Publishing LLC, 1st Lien Term Loan B-2, VAR, 3.750%, 06/29/18	1,471
948	NEP/NCP Holdco, Inc., 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	961
3,756	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	2,909
5,019	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	5,078
1,876	Sinclair Television Group, Inc., Tranche B Term Loan, VAR, 3.000%, 04/09/20	1,846
4,611	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	4,601
880	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	869
25,919	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	25,741
13,640	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	13,548
13,738	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	103
15,779	Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16	15,695

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
3,548	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	3,455

		163,408

	Multiline Retail — 0.2%
2,141	Hudson’s Bay Co., New 1st Lien Term Loan, VAR, 4.750%, 11/04/20	2,156
41,580	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	41,814
14,142	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	14,025

		57,995

	Specialty Retail — 0.1%
3,424	Academy, Ltd., 2012 Initial Term Loan, VAR, 4.500%, 08/03/18	3,414
2,170	Gymboree Corp. (The), 1st Lien New Term Loan, VAR, 5.000%, 02/23/18	1,721
700	Hillman Group, Inc. (The), Term Loan B, VAR, 4.500%, 06/30/21	700
26,143	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	25,614
3,745	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	3,740

		35,189

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,775	Polymer Group, Inc., Initial Term Loan, VAR, 5.250%, 12/19/19 ^	4,799

	Total Consumer Discretionary	340,229

	Consumer Staples — 0.5%
	Food & Staples Retailing — 0.2%
625	Albertsons LLC, Term Loan B4, VAR, 08/08/21 ^	626
4,144	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	4,155
3,325	Rite Aid Corp., 2nd Lien Tranche 1 Term Loan, VAR, 5.750%, 08/21/20	3,361
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,202
28,391	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	28,178

		50,522

	Food Products — 0.2%
6,333	Diamond Foods, Inc., 1st Lien Term Loan, VAR, 4.250%, 08/20/18	6,290
11,648	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	11,601

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Food Products — continued
13,464		H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	13,450
6,760		Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21 ^	6,764
4,895		Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	5,017
11,723		Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	11,572
3,978		Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	3,927

			58,621

		Household Products — 0.1%
6,912		Herff Jones, Inc., Term Loan B, VAR, 5.500%, 06/25/19	6,932
8,773		Reynolds Group Holdings Ltd., Incremental Term Loan, VAR, 4.000%, 12/01/18	8,749

			15,681

		Total Consumer Staples	124,824

		Energy — 0.3%
		Energy Equipment & Services — 0.1%
4,765		American Energy - Marcellus 1st Lien Term Loan, VAR, 5.250%, 08/04/20	4,769
11,900		Drillships Financing Holding, Inc., Term Loan B1, VAR, 6.000%, 03/31/21	11,934
2,609		Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	2,615
—	(h)	MacDermid, Tranche B 1st Lien Term Loan, VAR, 4.000%, 06/07/20 ^	—	(h)
2,100		Propetro Services, Inc., Term Loan, VAR, 7.250%, 09/30/19	2,116
16,257		Seadrill Partners LP, Term Loan B, VAR, 4.000%, 02/21/21	15,966
3,640		Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	3,681

			41,081

		Oil, Gas & Consumable Fuels — 0.2%
1,253		Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	1,280
11,650		Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	11,903
10,309		MEG Energy Corp., New Term Loan B, VAR, 3.750%, 03/31/20	10,275
6,033		Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	6,088

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
4,963	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,929
4,667	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	4,723
4,459	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	4,481

		43,679

	Total Energy	84,760

	Financials — 0.2%
	Capital Markets — 0.0% (g)
2,000	Nuveen Investments, Inc., 2nd Lien Facility Term Loan, VAR, 6.500%, 02/28/19	2,002
3,000	Nuveen Investments, Inc.,1st Lien Term Loan, VAR, 4.157%, 05/13/17	2,992

		4,994

	Consumer Finance — 0.0% (g)
8,739	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	8,731

	Diversified Financial Services — 0.1%
1,040	Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	1,053
11,665	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,558
7,392	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19	7,165
1,390	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	1,383

		21,159

	Insurance — 0.1%
6,062	HUB International Ltd., Term Loan B, VAR, 4.250%, 10/02/20	6,014
3,908	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20	3,883

		9,897

	Real Estate Management & Development — 0.0% (g)
5,459	CityCenter Holdings LLC, Term Loan B, VAR, 4.250%, 10/16/20	5,451
306	Realogy Group LLC, Extended Term Loan, VAR, 0.005%, 10/10/16	304

		5,755

	Total Financials	50,536

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care — 0.4%
	Biotechnology — 0.0% (g)
4,313	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	4,308

	Health Care Equipment & Supplies — 0.1%
1,320	Biomet, Inc., Term Loan B2, VAR, 3.663%, 07/25/17	1,317
4,710	Kinetic Concepts, Inc., Term Loan E1, VAR, 4.000%, 05/04/18	4,689
2,880	Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.000%, 06/07/19	2,883
10,305	Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 4.750%, 06/30/21	10,301

		19,190

	Health Care Providers & Services — 0.1%
9,850	Accellent, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 03/12/21	9,730
3,215	Accellent, Inc., 2nd Lien Term Loan, VAR, 7.500%, 03/11/22	3,139
5,847	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	5,812
3,116	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19	3,109
2,109	HCA, Inc., Term Loan B4, VAR, 2.984%, 05/01/18	2,102
9,718	IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18	9,730
7,651	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	7,639

		41,261

	Life Sciences Tools & Services — 0.0% (g)
3,000	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 ^	2,990

	Pharmaceuticals — 0.2%
5,650	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	5,678
598	Ceva Logistics Holdings, Inc. Term Loan B, VAR, 6.500%, 03/19/21	583
20,050	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.157%, 02/27/21	19,897
10,566	Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 4.000%, 09/30/19	10,474
4,820	Phibro Animal Health Corp., Term Loan, VAR, 5.250%, 04/16/21	4,794

		41,426

	Total Health Care	109,175

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Industrials — 0.3%
	Air Freight & Logistics — 0.0% (g)
75	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	73
433	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	423
412	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	397

		893

	Airlines — 0.1%
12,799	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	12,674

	Building Products — 0.1%
9,267	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	9,201
5,423	Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20	5,409

		14,610

	Commercial Services & Supplies — 0.0% (g)
250	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	248
64	Garda World Security Corp., Term Loan DD, VAR, 4.000%, 11/06/20	63
1,939	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	1,941
2,584	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	2,609

		4,861

	Electrical Equipment — 0.0% (g)
4,511	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	4,511

	Industrial Conglomerates — 0.0% (g)
1,980	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	1,979
6,665	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	6,660

		8,639

	Machinery — 0.0% (g)
1,116	Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/23/21 ^	1,112
5,567	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	5,515
3,444	Rexnord LLC/RBS Global Inc., 1st Lien Term Loan B, VAR, 4.000%, 08/21/20	3,420

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — continued
2,336	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	2,337

		12,384

	Marine — 0.0% (g)
3,390	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	3,458

	Road & Rail — 0.0% (g)
1,218	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	1,221

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., New Term Loan, VAR, 3.500%, 06/30/17	11,771
5,174	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	5,145
4,768	Interline Brands, Inc., 1st Lien Term Loan, VAR, 4.000%, 03/17/21	4,712

		21,628

	Total Industrials	84,879

	Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
6,331	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.655%, 10/26/17	6,133
1,937	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	1,941

		8,074

	Electronic Equipment, Instruments & Components — 0.0% (g)
4,197	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,140
6,109	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 ^	6,121

		10,261

	Internet Software & Services — 0.1%
2,688	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	2,679
10,275	SkillSoft Corp., 1st Lien Term Loan, VAR, 4.500%, 04/28/21 ^	10,070
6,715	SkillSoft Corp., 2nd Lien Term Loan, VAR, 7.750%, 04/28/22	6,560

		19,309

	IT Services — 0.1%
11,800	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	11,667
3,300	First Data Corp., 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	3,270

		14,937

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — 0.1%
11,515	Entegris, Inc., Term Loan B, VAR, 3.500%, 04/30/21	11,366
4,192	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	4,176
4,875	On Semiconductor Corp., Term Loan, VAR, 1.985%, 01/02/18	4,753

		20,295

	Software — 0.0% (g)
4,167	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	4,209
2,000	Emdeon, Inc., Term Loan B-2, VAR, 3.750%, 11/02/18	1,987
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,378

		10,574

	Total Information Technology	83,450

	Materials — 0.1%
	Chemicals — 0.0% (g)
4,387	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	4,359
4,840	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	4,870

		9,229

	Construction Materials — 0.0% (g)
2,847	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,876
4,877	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	4,846

		7,722

	Containers & Packaging — 0.0% (g)
2,000	Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Term Loan, VAR, 4.500%, 07/31/21 ^	1,987
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), 2nd Lien Term Loan, VAR, 7.250%, 07/31/22	4,807
495	Prescrix, 2nd Lien Term Loan, VAR, 8.000%, 05/02/22	494
1,410	Rexam plc, 1st Lien Term Loan, VAR, 4.250%, 05/03/21	1,408

		8,696

	Metals & Mining — 0.1%
4,100	Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21	4,074

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
3,300	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	3,275
985	Essar Steel Algoma, Inc., Term Loan, (Canada), VAR, 10.250%, 09/20/14	985
8,962	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19	8,972

		17,306

	Total Materials	42,953

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,782	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,853
4,000	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	3,984
4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/21/20	4,339
5,140	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19	5,138

		17,314

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	5,617

	Total Telecommunication Services	22,931

	Utilities — 0.2%
	Electric Utilities — 0.2%
6,009	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	6,015
12,375	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,398
26,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.652%, 10/10/17	20,260
13,700	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.652%, 10/10/14	10,597

		49,270

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,876	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,862

	Total Utilities	51,132

	Total Loan Assignments (Cost $1,002,533)	994,869

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
209	Neebo, Inc., expiring 6/20/19 (Strike Price $1.00) (a) (i)	—
	Industrials — 0.0%
	Marine — 0.0%
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased — 0.0% (g)
9,568	Eurodollar, Expiring 12/14/15, at $98.75, American Style	4,366

	Total Put Option Purchased (Cost $4,943)	4,366

NOTIONAL AMOUNT
	Payer Option Purchased on Interest Rate Swaps: — 0.0% (g)
68,699	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A. (r)	1,075

	Total Payer Option Purchased on Interest Rate Swaps (Cost $3,799)	1,075

	Total Options Purchased (Cost $8,742)	5,441

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 66.6%
	U.S. Treasury Obligations — 0.4%
63,230	U.S. Treasury Bills 0.030%, 10/02/14 (k) (n)	63,229
46,235	0.043%, 01/08/15 (k) (n)	46,232

	Total U.S. Treasury Obligations	109,461

SHARES
	Investment Company — 66.2%
17,845,555	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) †	17,845,555

	Total Short-Term Investments (Cost $17,955,012)	17,955,016

	Total Investments — 103.6% (Cost $27,691,851)	27,914,106
	Liabilities in Excess of Other Assets — (3.6)%	(957,024)

	NET ASSETS — 100.0%	$26,957,082

Percentages indicated are based on net assets.

TBA Short Commitments
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(34,800)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 09/25/44	(37,584)
(167,874)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 09/25/44	(185,131)
(524,541)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 09/25/44	(522,246)
(104,933)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 10/25/44	(104,164)
(105,037)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 11/25/44	(103,995)

	(Proceeds received of $949,034)	(953,120)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	75

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5,634	3 Month Euro Euribor	03/13/17	1,844,776	2,755
27,210	90 Day Eurodollar	12/18/17	6,618,832	7,155
2,026	90 Day Eurodollar	03/19/18	492,318	3,040
4,816	90 Day Eurodollar	06/18/18	1,169,265	5,441

	Short Futures Outstanding
(8,959)	10 Year U.S. Treasury Note	12/19/14	(1,126,874)	(3,464)
(128)	U.S. Long Bond	12/19/14	(17,932)	(104)
(141)	U.S. Ultra Bond	12/19/14	(21,926)	(200)
(8,417)	2 Year U.S. Treasury Note	12/31/14	(1,843,717)	(1,755)
(17,544)	5 Year U.S. Treasury Note	12/31/14	(2,084,858)	(5,794)
(1,293)	90 Day Eurodollar	03/16/15	(322,103)	(502)
(8,446)	3 Month Sterling	03/18/15	(1,737,367)	(1,608)
(1,380)	90 Day Eurodollar	06/15/15	(343,137)	203
(1,924)	90 Day Eurodollar	09/14/15	(477,320)	195
(19,270)	90 Day Eurodollar	12/14/15	(4,769,566)	583
(14,498)	90 Day Eurodollar	03/14/16	(3,579,556)	2,259
(5,883)	90 Day Eurodollar	06/13/16	(1,448,615)	(329)
(727)	90 Day Eurodollar	09/19/16	(178,524)	28
(865)	90 Day Eurodollar	12/19/16	(211,871)	(72)
(5,634)	3 Month Euro Euribor	06/19/17	(1,843,758)	(3,193)
(18,140)	90 Day Eurodollar	12/17/18	(4,398,044)	(8,005)

				(3,367)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
30,430	BRL	Goldman Sachs International ††	09/22/14	13,464	13,519	55
14,760	CAD	Deutsche Bank AG	09/19/14	13,494	13,570	76
15,037	CAD	Union Bank of Switzerland AG	09/19/14	13,755	13,825	70
7,573,800	CLP	Goldman Sachs International ††	09/22/14	13,092	12,885	(207)
13,690	EUR	Deutsche Bank AG	09/26/14	18,067	17,990	(77)
13,786	EUR	Goldman Sachs International	09/26/14	18,785	18,117	(668)
13,690	EUR	Merrill Lynch International	09/26/14	18,075	17,990	(85)
13,786	EUR	Union Bank of Switzerland AG	09/26/14	18,767	18,117	(650)
10,410	EUR	Deutsche Bank AG	09/29/14	13,960	13,680	(280)
30,706	EUR	Union Bank of Switzerland AG	09/29/14	41,326	40,352	(974)
8,328	GBP	Deutsche Bank AG	09/29/14	14,015	13,823	(192)
16,685	GBP	Union Bank of Switzerland AG	09/29/14	28,034	27,694	(340)
20,990	GBP	TD Bank Financial Group	12/02/14	34,801	34,820	19
1,757,875	JPY	Union Bank of Switzerland AG	09/26/14	17,176	16,898	(278)
2,799,595	JPY	Union Bank of Switzerland AG	11/28/14	27,356	26,924	(432)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
61,980	NOK	Union Bank of Switzerland AG	10/03/14	9,760	9,990	230
277,320	SEK	Union Bank of Switzerland AG	09/29/14	40,230	39,675	(555)
				354,157	349,869	(4,288)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
30,430	BRL	Goldman Sachs International ††	09/22/14	13,268	13,519	(251)
30,073	CAD	HSBC Bank, N.A.	09/19/14	27,420	27,648	(228)
14,760	CAD	Royal Bank of Canada	09/19/14	13,716	13,570	146
15,220	CAD	Union Bank of Switzerland AG	09/19/14	14,020	13,993	27
3,364	CAD	Citibank, N.A.	09/26/14	3,084	3,092	(8)
7,573,800	CLP	Goldman Sachs International ††	09/22/14	13,577	12,885	692
30,170	EUR	Citibank, N.A.	09/26/14	40,290	39,647	643
27,380	EUR	Goldman Sachs International	09/26/14	36,674	35,981	693
96,504	EUR	TD Bank Financial Group	09/26/14	132,459	126,818	5,641
10,410	EUR	Deutsche Bank AG	09/29/14	13,971	13,680	291
10,166	EUR	Goldman Sachs International	09/29/14	14,057	13,360	697
20,540	EUR	Union Bank of Switzerland AG	09/29/14	28,003	26,992	1,011
10,423	EUR	Barclays Bank plc	10/09/14	14,233	13,699	534
30,489	EUR	Union Bank of Switzerland AG	10/09/14	41,521	40,070	1,451
25,676	GBP	Citibank, N.A.	09/26/14	42,724	42,618	106
8,328	GBP	Deutsche Bank AG	09/29/14	13,925	13,823	102
16,685	GBP	Union Bank of Switzerland AG	09/29/14	27,826	27,694	132
1,757,875	JPY	Goldman Sachs International	09/26/14	17,178	16,898	280
2,795,100	JPY	Goldman Sachs International	11/28/14	27,452	26,881	571
2,804,090	JPY	Union Bank of Switzerland AG	11/28/14	27,553	26,967	586
3,620,160	JPY	TD Bank Financial Group	12/02/14	34,855	34,817	38
61,980	NOK	State Street Corp.	10/03/14	9,875	9,990	(115)
277,320	SEK	Union Bank of Switzerland AG	09/29/14	40,927	39,675	1,252
25,820	SGD	Credit Suisse International	09/15/14	20,661	20,671	(10)
21,592	SGD	Goldman Sachs International	09/15/14	17,291	17,287	4
12,746	SGD	Union Bank of Switzerland AG	09/15/14	10,198	10,204	(6)
				696,758	682,479	14,279

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.656%	3,420	95	(108)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.656	3,440	96	(109)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/19	0.694	207,650	(3,513)	3,133

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	77

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	09/20/19	0.690%	206,940	(3,534)	2,478
PulteGroup, Inc., Co., 7.875%, 06/15/32	5.000% quarterly	09/20/19	1.619	2,520	(431)	426
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	09/20/19	0.728	3,460	(53)	25
BNP Paribas:
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	09/20/19	1.671	34,540	1,036	(1,248)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/19	1.764	138,120	4,733	(5,575)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.162	10,280	53	(378)
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	09/20/19	2.453	7,000	460	(478)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.656	13,810	384	(606)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	09/20/19	1.253	3,000	31	(60)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.733	6,944	(741)	726
Credit Suisse International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	09/20/19	1.337	3,800	54	(59)
Deutsche Bank AG, New York:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	09/20/19	2.453	6,970	458	(597)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	09/20/19	0.728	10,340	(157)	68
Goldman Sachs International:
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/15	91.307	7,020	3,134	(3,893)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.162	23,920	123	(1,021)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	09/20/19	1.253	103,600	1,061	(2,285)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	09/20/19	1.253	155,410	1,591	(3,427)

					4,880	(12,988)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259%	6,970	1,309	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259	14,170	2,661	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259	13,370	2,511	(3,973)
CMBX.NA.AA.3	0.270% monthly	12/13/49	32.004	14,100	8,229	(7,999)
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	54,982	(5,740)	4,406
iTraxx Europe 21.1	1.000% quarterly	06/20/19	0.607	EUR 104,145	(2,804)	(112)
Citibank, N.A.:
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	27,650	(2,887)	3,342
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	76.528	6,900	1,772	(5,855)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	76.528	10,550	2,710	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259	6,600	1,239	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259	13,380	2,513	(3,404)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	79.798	6,900	1,661	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA	0.100% monthly	10/12/52	0.409	5,700	15	(1,097)
Morgan Stanley Capital Services:
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	17,200	(1,795)	1,971
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	34,360	(3,587)	2,822
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	34,390	(3,590)	3,443

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763%	35,340	(3,689)	4,461
CMBX.NA.AA.3	0.270% monthly	12/13/49	32.004	7,050	4,115	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	5.571	17,150	1,411	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.797	17,100	57	(2,773)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.857	1,500	67	(278)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.857	8,800	397	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.857	12,100	544	(3,595)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.409	17,700	48	(1,105)

					7,167	(39,192)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.21-V2	5.000% quarterly	12/20/18	2.795%	1,035	(98)	49
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.107	13,972	(1,251)	1,072
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.107	14,000	(1,254)	1,043
CDX.NA.IG.22-V1-FIX-V1	1.000% quarterly	06/20/19	0.568	342,450	(7,518)	6,202
CDX.NA.IG.22-V1-FIX-V1	1.000% quarterly	06/20/19	0.568	902,490	(19,812)	13,629
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.015	EUR 33,410	(5,721)	2,184

					(35,654)	24,179

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
D.R. Horton, Inc., 3.625%, 02/15/18	1.000% quarterly	09/20/19	1.669%	3,000	(90)	84
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	2,910	(335)	364
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	4,850	(558)	626
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	4,850	(558)	734
BNP Paribas:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.642	2,010	157	186
Citibank, N.A.:
International Lease Finance Corp., 8.250%, 12/15/20	5.000% quarterly	09/20/19	1.741	5,000	807	(769)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.749	1,400	47	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.749	6,830	228	255
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	11.059	3,510	(174)	301
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.642	2,000	155	206
Deutsche Bank AG, New York:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.749	6,900	230	327
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	2,910	(335)	376
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	4,850	(559)	522
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	4,850	(559)	606
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	0.482	5,100	64	256

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International:
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	03/20/15	123.158%	7,020	(2,704)	3,261
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	10.392	3,530	(111)	181
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	15.503	3,540	(585)	621
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.948	3,275	34	125
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.948	10,900	114	416
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.948	4,590	48	181
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	1,660	(191)	191
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	1,940	(223)	247
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	1,940	(223)	250
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	1,940	(223)	252
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	2,840	(327)	285
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	2,910	(335)	373
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.642	3,450	268	268

					(5,938)	10,791

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	43.593%	14,100	(9,169)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.843	2,620	(599)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.843	9,280	(2,120)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.843	9,360	(2,139)	6,080
CMBX.NA.AJ.4	0.960% monthly	02/17/51	8.230	17,400	(3,202)	5,628
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	43.593	7,050	(4,584)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.156	17,100	(762)	5,595

					(22,575)	41,787

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.107%	120,080	10,754	(8,836)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(264)
Bank of America	0.888% semi-annually	3 month LIBOR quarterly	12/21/17	18,900	209
Bank of America	0.866% semi-annually	3 month LIBOR quarterly	12/27/17	15,200	185
Deutsche Bank AG, New York	0.797% semi-annually	3 month LIBOR quarterly	10/16/17	25,000	241
Deutsche Bank AG, New York	1.717% semi-annually	3 month LIBOR quarterly	10/16/22	13,500	511

					882

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	34,400	(96)
1.558% semi-annually	3 month LIBOR quarterly	07/05/18	34,000	(197)
1.541% semi-annually	3 month LIBOR quarterly	12/06/18	33,891	(46)
1.803% semi-annually	3 month LIBOR quarterly	06/17/19	714,511	(5,017)
3.979% semi-annually	3 month LIBOR quarterly	04/17/24	30,000	(906)
3 month LIBOR quarterly	3.978% semi-annually	03/01/46	17,175	2,398

				(3,864)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	271
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	130
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	68,815	224
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	288

					913

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OPTION WRITTEN

Put Option Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.750	12/12/14	9,568	(1,136)

(Premiums received of $1,876.)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.2%
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.400%, 01/25/35	410
125	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.205%, 12/25/36	70
	Countrywide Asset-Backed Certificates,
594	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	596
10	Series 2004-1, Class 3A, VAR, 0.715%, 04/25/34	9
659	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	630
77	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	74
223	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	223
	CWABS Revolving Home Equity Loan Trust,
53	Series 2004-I, Class A, VAR, 0.445%, 02/15/34	48
58	Series 2004-K, Class 2A, VAR, 0.455%, 02/15/34	51
45	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	21
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.585%, 02/25/36	65
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.905%, 02/25/34	1,058
145	Series 2004-1, Class M2, VAR, 0.980%, 02/25/34	141
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.830%, 03/25/35	699
421	Series 2005-3, Class M1, VAR, 0.635%, 07/25/35	419
80	Series 2005-C, Class A2D, VAR, 0.495%, 12/25/35	68
100	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.645%, 05/25/35	93
125	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.995%, 02/25/33	117
800	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	795
1,610	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.565%, 11/25/35	1,582
1,679	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.455%, 02/25/36	1,661

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

25	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.635%, 09/25/35	21

	Total Asset-Backed Securities (Cost $7,495)	8,851

Collateralized Mortgage Obligations — 4.6%
	Agency CMO — 1.5%
	Federal Home Loan Mortgage Corp. REMIC,
100	Series 2980, Class QB, 6.500%, 05/15/35	112
52	Series 3218, Class AS, IF, IO, 6.425%, 09/15/36	8
94	Series 3850, Class LS, IF, IO, 1.941%, 05/15/39	7
83	Series 3919, Class LS, IF, IO, 6.295%, 09/15/41	14
196	Series 3962, Class KS, IF, IO, 1.930%, 06/15/38	17
337	Series 3989, Class SJ, IF, IO, 5.795%, 01/15/42	56
489	Series 3997, Class HS, IF, IO, 6.395%, 03/15/38	61
378	Series 4002, Class MI, IO, 4.000%, 01/15/39	60
167	Series 4013, Class SB, IF, IO, 6.295%, 03/15/42	41
109	Series 4033, Class SC, IF, IO, 6.395%, 10/15/36	21
316	Series 4050, Class EI, IO, 4.000%, 02/15/39	51
234	Series 4057, Class BS, IF, IO, 5.895%, 09/15/39	36
190	Series 4057, Class CS, IF, IO, 5.895%, 04/15/39	33
2,966	Series 4057, Class SA, IF, IO, 5.895%, 04/15/39	498
214	Series 4068, Class TS, IF, IO, 5.845%, 06/15/42	44
256	Series 4073, Class AS, IF, IO, 5.895%, 08/15/38	37
217	Series 4080, Class SA, IF, IO, 5.845%, 07/15/42	41
979	Series 4084, Class GS, IF, IO, 5.895%, 04/15/39	165
393	Series 4086, Class TS, IF, IO, 5.945%, 04/15/37	51
361	Series 4093, Class SD, IF, IO, 6.545%, 01/15/38	79
419	Series 4097, Class TS, IF, IO, 5.945%, 05/15/39	76
255	Series 4099, Class BS, IF, IO, 5.895%, 06/15/39	46
92	Series 4102, Class SW, IF, IO, 5.945%, 05/15/39	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	83

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
87	Series 4113, Class JS, IF, IO, 5.895%, 07/15/39	15
119	Series 4116, Class MS, IF, IO, 6.045%, 11/15/39	23
973	Series 4119, Class SC, IF, IO, 5.995%, 10/15/42	210
697	Series 4122, Class SJ, IF, IO, 5.995%, 12/15/40	135
101	Series 4123, Class SA, IF, IO, 6.045%, 09/15/39	16
258	Series 4123, Class SB, IF, IO, 5.995%, 10/15/42	57
168	Series 4132, Class SE, IF, IO, 6.045%, 12/15/40	32
185	Series 4174, Class SA, IF, IO, 6.045%, 05/15/39	35
205	Series 4267, Class CI, IO, 4.000%, 05/15/39	34
646	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.958%, 02/15/38	51
	Federal National Mortgage Association REMIC,
146	Series 2004-17, Class DS, IF, IO, 6.995%, 11/25/32	3
405	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	51
118	Series 2006-125, Class SA, IF, IO, 6.565%, 01/25/37	20
74	Series 2007-37, Class SA, IF, IO, 5.965%, 05/25/37	12
137	Series 2007-44, Class HE, IF, IO, 6.265%, 05/25/37	20
153	Series 2007-91, Class AS, IF, IO, 6.245%, 10/25/37	21
421	Series 2008-17, Class KS, IF, IO, 6.195%, 11/25/37	61
129	Series 2012-14, Class LS, IF, IO, 6.345%, 03/25/42	26
204	Series 2012-63, Class DS, IF, IO, 6.395%, 03/25/39	38
1,204	Series 2012-73, Class LS, IF, IO, 5.895%, 06/25/39	215
747	Series 2012-74, Class AS, IF, IO, 5.895%, 03/25/39	131
108	Series 2012-76, Class DS, IF, IO, 6.395%, 05/25/39	21
185	Series 2012-84, Class QS, IF, IO, 6.495%, 09/25/31	38
303	Series 2012-94, Class KS, IF, IO, 6.495%, 05/25/38	65

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
265	Series 2012-94, Class SL, IF, IO, 6.545%, 05/25/38	57
212	Series 2012-98, Class SA, IF, IO, 5.895%, 05/25/39	37
142	Series 2012-104, Class QS, IF, IO, 5.945%, 03/25/39	26
117	Series 2012-107, Class QS, IF, IO, 5.945%, 10/25/40	25
91	Series 2012-110, Class MS, IF, IO, 5.845%, 10/25/42	21
281	Series 2012-114, Class DS, IF, IO, 5.945%, 08/25/39	52
259	Series 2012-114, Class HS, IF, IO, 5.995%, 03/25/40	47
1,001	Series 2012-115, Class DS, IF, IO, 5.945%, 10/25/42	193
296	Series 2012-120, Class ES, IF, IO, 6.045%, 11/25/39	56
325	Series 2012-120, Class SE, IF, IO, 6.045%, 02/25/39	59
239	Series 2012-124, Class DS, IF, IO, 5.995%, 04/25/40	44
370	Series 2012-124, Class LS, IF, IO, 6.045%, 07/25/40	74
298	Series 2012-137, Class CS, IF, IO, 6.045%, 08/25/41	60
96	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	19
498	Series 2013-2, Class S, IF, IO, 5.995%, 02/25/43	107
183	Series 2013-9, Class SG, IF, IO, 6.045%, 03/25/39	36
	Federal National Mortgage Association STRIPS,
93	Series 366, Class 18, IO, 4.000%, 11/25/20	7
401	Series 390, Class C7, IO, 4.000%, 07/25/23	23
605	Series 390, Class C8, IO, 4.500%, 07/25/23	41
32	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	35
	Government National Mortgage Association,
384	Series 2010-42, Class ES, IF, IO, 5.524%, 04/20/40	61
83	Series 2011-85, Class SA, IF, IO, 5.965%, 06/20/41	14
88	Series 2012-93, Class MS, IF, IO, 6.495%, 07/20/42	22
110	Series 2013-69, Class SM, IF, IO, 6.045%, 05/20/43	16

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
125	Series 2013-165, Class ST, IF, IO, 5.995%, 11/20/43	24
85	Series 2014-2, Class NS, IF, IO, 5.995%, 01/20/44	15
151	Series 2014-68, Class SK, IF, IO, 6.045%, 05/20/44	21
401	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	17
280	Series 2014-98, Class SM, IF, IO, 6.045%, 07/20/44	40

		4,150

	Non-Agency CMO — 3.1%
1,567	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,565
504	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	522
	Banc of America Mortgage Trust,
16	Series 2005-10, Class 1A13, 5.500%, 11/25/35	16
388	Series 2005-A, Class 3A1, VAR, 2.683%, 02/25/35	376
401	Series 2007-3, Class 1A1, 6.000%, 09/25/37	369
703	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36	614
	Credit Suisse First Boston Mortgage Securities Corp.,
85	Series 2003-29, Class 7A1, 6.500%, 12/25/33	88
309	Series 2004-5, Class 4A1, 6.000%, 09/25/34	317
18	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	17
351	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	338
20	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.328%, 12/19/34	17
537	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	571
25	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	22
266	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	235
26	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	26
1,498	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,262
180	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.457%, 12/10/35 (e)	153

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
393	Residential Asset Securitization Trust, Series 2005-A15, Class 1A7, 6.000%, 02/25/36	375
363	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	332
183	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	169
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	259
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	188
	Wells Fargo Mortgage-Backed Securities Trust,
124	Series 2005-16, Class A8, 5.750%, 01/25/36	129
613	Series 2007-8, Class 2A8, 6.000%, 07/25/37	607

		8,567

	Total Collateralized Mortgage Obligations (Cost $12,260)	12,717

Commercial Mortgage-Backed Securities — 3.9%
100	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.655%, 09/15/26 (e)	101
	Bear Stearns Commercial Mortgage Securities Trust,
2,130	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42	2,191
1,948	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42	1,970
1,390	Series 2005-T20, Class A4A, VAR, 5.289%, 10/12/42	1,437
2,136	Commercial Mortgage Trust, Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	2,147
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,248
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	1,526
173	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	174

	Total Commercial Mortgage-Backed Securities (Cost $10,108)	10,794

Corporate Bonds — 41.7%
	Consumer Discretionary — 5.7%
	Auto Components — 0.2%
500	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	595

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	85

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
35	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	36

		631

	Automobiles — 0.4%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	559
500	Volkswagen Group of America Finance LLC, 2.125%, 05/23/19 (e)	499

		1,058

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	342
40	ServiceMaster Co. (The), 8.000%, 02/15/20	43

		385

	Hotels, Restaurants & Leisure — 0.9%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20	302
335	11.250%, 06/01/17	275
405	Darden Restaurants, Inc., 6.800%, 10/15/37	457
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	263
500	McDonald’s Corp., 3.250%, 06/10/24	507
	MGM Resorts International,
135	6.750%, 10/01/20	150
115	7.625%, 01/15/17	128
250	7.750%, 03/15/22	292
230	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	252

		2,626

	Internet & Catalog Retail — 0.5%
500	Amazon.com, Inc., 2.500%, 11/29/22	478
500	Expedia, Inc., 4.500%, 08/15/24	504
500	QVC, Inc., 4.450%, 02/15/25 (e)	501

		1,483

	Leisure Products — 0.4%
500	Hasbro, Inc., 3.150%, 05/15/21	506
500	Mattel, Inc., 3.150%, 03/15/23	495

		1,001

	Media — 2.0%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	668
500	AMC Entertainment, Inc., 9.750%, 12/01/20	561
50	AMC Networks, Inc., 7.750%, 07/15/21	55
500	CBS Corp., 3.700%, 08/15/24	505

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	Clear Channel Worldwide Holdings, Inc.,
275	Series B, 6.500%, 11/15/22	294
400	Series B, 7.625%, 03/15/20	428
	Comcast Corp.,
500	3.375%, 02/15/25	506
975	6.500%, 01/15/17	1,100
	DISH DBS Corp.,
60	6.750%, 06/01/21	67
60	7.875%, 09/01/19	70
40	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	45
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,177
250	Viacom, Inc., 4.250%, 09/01/23	263

		5,739

	Multiline Retail — 0.2%
30	Sears Holdings Corp., 6.625%, 10/15/18	27
500	Target Corp., 2.300%, 06/26/19	505

		532

	Specialty Retail — 0.8%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	260
500	Home Depot, Inc. (The), 2.000%, 06/15/19	501
300	Party City Holdings, Inc., 8.875%, 08/01/20	331
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	539
500	TJX Cos., Inc. (The), 2.750%, 06/15/21	503

		2,134

	Textiles, Apparel & Luxury Goods — 0.2%
415	Hanesbrands, Inc., 6.375%, 12/15/20	446

	Total Consumer Discretionary	16,035

	Consumer Staples — 3.4%
	Beverages — 0.8%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	490
700	6.875%, 11/15/19	859
100	Constellation Brands, Inc., 7.250%, 09/01/16	110
	PepsiCo, Inc.,
250	Series FXD, 2.250%, 01/07/19	254
500	3.600%, 03/01/24	521

		2,234

	Food & Staples Retailing — 0.8%
660	CVS Pass-Through Trust, 6.036%, 12/10/28	766
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	446

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	882

		2,094

	Food Products — 0.8%
242	Big Heart Pet Brands, 7.625%, 02/15/19	250
232	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	246
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	543
500	H.J. Heinz Co., 4.250%, 10/15/20	507
500	Post Holdings, Inc., 7.375%, 02/15/22	525
250	Tyson Foods, Inc., 3.950%, 08/15/24	256

		2,327

	Household Products — 0.6%
400	Central Garden & Pet Co., 8.250%, 03/01/18	412
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	519
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	788

		1,719

	Tobacco — 0.4%
178	Altria Group, Inc., 9.700%, 11/10/18	231
725	Philip Morris International, Inc., 5.650%, 05/16/18	826

		1,057

	Total Consumer Staples	9,431

	Energy — 4.5%
	Energy Equipment & Services — 0.1%
24	Atwood Oceanics, Inc., 6.500%, 02/01/20	25
250	Halliburton Co., 3.500%, 08/01/23	259
25	SESI LLC, 7.125%, 12/15/21	28

		312

	Oil, Gas & Consumable Fuels — 4.4%
20	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	21
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	506
	BP Capital Markets plc, (United Kingdom),
300	2.750%, 05/10/23	292
500	3.814%, 02/10/24	524
300	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22	318
22	Chesapeake Energy Corp., 6.625%, 08/15/20	25
475	ConocoPhillips, 6.500%, 02/01/39	645
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	1,100

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
300	Denbury Resources, Inc., 4.625%, 07/15/23	289
500	Devon Energy Corp., 3.250%, 05/15/22	509
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	546
350	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	395
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	353
	Linn Energy LLC/Linn Energy Finance Corp.,
500	7.750%, 02/01/21	532
28	8.625%, 04/15/20	30
300	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	318
30	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	30
250	Peabody Energy Corp., 6.250%, 11/15/21	249
1,000	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	987
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,647
20	Rex Energy Corp., 8.875%, 12/01/20	22
250	SandRidge Energy, Inc., 7.500%, 03/15/21	263
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	519
500	Total Capital International S.A., (France), 3.750%, 04/10/24	524
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	437
500	Western Gas Partners LP, 2.600%, 08/15/18	510
500	Williams Cos., Inc. (The), 5.750%, 06/24/44	505

		12,096

	Total Energy	12,408

	Financials — 11.9%
	Banks — 3.8%
	Bank of America Corp.,
500	3.300%, 01/11/23	496
500	4.000%, 04/01/24	516
250	4.200%, 08/26/24	254
740	Series L, 5.650%, 05/01/18	832
690	6.500%, 08/01/16	758
700	Capital One Bank USA N.A., 8.800%, 07/15/19	900
	Citigroup, Inc.,
500	3.750%, 06/16/24	510
935	5.375%, 08/09/20	1,069
178	5.500%, 10/15/14	179
12	6.000%, 08/15/17	14

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	87

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
43	8.500%, 05/22/19	54
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	415
1,000	Mizuho Bank Ltd., (Japan), 2.450%, 04/16/19 (e)	1,008
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	1,960
750	Wells Fargo & Co., Series M, 3.450%, 02/13/23	755
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	831

		10,551

	Capital Markets — 3.2%
500	Bank of New York Mellon Corp. (The), Series G, 2.200%, 05/15/19	503
350	BlackRock, Inc., 3.500%, 03/18/24	359
750	Credit Suisse, (Switzerland), 4.375%, 08/05/20	821
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	82
500	3.850%, 07/08/24	510
890	5.950%, 01/18/18	1,004
1,530	6.150%, 04/01/18	1,743
2,200	Lehman Brothers Holdings, Inc., Escrow, 0.000%, 12/30/16 (d)	434
500	Macquarie Bank Ltd., (Australia), 2.600%, 06/24/19 (e)	505
	Morgan Stanley,
500	2.375%, 07/23/19	500
885	3.450%, 11/02/15	912
395	5.500%, 01/26/20	449
560	6.625%, 04/01/18	648
550	UBS AG, (Switzerland), 5.750%, 04/25/18	626

		9,096

	Consumer Finance — 1.7%
295	Ally Financial, Inc., 6.250%, 12/01/17	325
1,000	American Express Credit Corp., 2.250%, 08/15/19	1,003
500	Caterpillar Financial Services Corp., 2.850%, 06/01/22	502
500	Ford Motor Credit Co. LLC, 4.375%, 08/06/23	534
20	General Motors Financial Co., Inc., 3.500%, 07/10/19	20
719	HSBC Finance Corp., 6.676%, 01/15/21	863
500	John Deere Capital Corp., 3.350%, 06/12/24	509
500	Synchrony Financial, 4.250%, 08/15/24	512
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	506

		4,774

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — 1.2%
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	430
31	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	31
645	General Electric Capital Corp., 5.875%, 01/14/38	802
500	Moody’s Corp., 2.750%, 07/15/19	507
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	887
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	650

		3,307

	Insurance — 1.5%
400	Aflac, Inc., 3.625%, 06/15/23	412
	American International Group, Inc.,
500	4.125%, 02/15/24	531
250	4.500%, 07/16/44	258
250	Genworth Holdings, Inc., 4.900%, 08/15/23	265
250	Lincoln National Corp., 4.000%, 09/01/23	263
	MetLife, Inc.,
500	3.600%, 04/10/24	515
875	6.750%, 06/01/16	965
	Prudential Financial, Inc.,
500	3.500%, 05/15/24	507
305	6.200%, 11/15/40	385

		4,101

	Real Estate Investment Trusts (REITs) — 0.5%
500	American Tower Corp., 3.450%, 09/15/21	501
215	Geo Group, Inc. (The), 5.875%, 01/15/22	220
625	Health Care REIT, Inc., 4.700%, 09/15/17	681

		1,402

	Total Financials	33,231

	Health Care — 3.1%
	Biotechnology — 0.1%
400	Celgene Corp., 2.250%, 05/15/19	400

	Health Care Equipment & Supplies — 0.7%
250	Biomet, Inc., 6.500%, 08/01/20	269
250	Boston Scientific Corp., 4.125%, 10/01/23	262
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18	52
150	8.750%, 03/15/18	159
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	391
750	Medtronic, Inc., 2.750%, 04/01/23	732

		1,865

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — 1.2%
750	Express Scripts Holding Co., 2.250%, 06/15/19	747
30	Hanger, Inc., 7.125%, 11/15/18	31
	HCA, Inc.,
8	7.250%, 09/15/20	8
750	7.500%, 02/15/22	874
1,000	Quest Diagnostics, Inc., 2.700%, 04/01/19	1,009
	Tenet Healthcare Corp.,
500	6.750%, 02/01/20	535
50	8.000%, 08/01/20	54

		3,258

	Pharmaceuticals — 1.1%
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	737
400	Merck & Co., Inc., 4.150%, 05/18/43	408
400	Mylan, Inc., 7.875%, 07/15/20 (e)	439
826	Pfizer, Inc., 3.000%, 06/15/23	835
625	Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22 (e)	669

		3,088

	Total Health Care	8,611

	Industrials — 2.5%
	Aerospace & Defense — 0.5%
500	L-3 Communications Corp., 3.950%, 05/28/24	501
1,000	Northrop Grumman Corp., 3.250%, 08/01/23	1,002

		1,503

	Airlines — 0.0% (g)
20	Allegiant Travel Co., 5.500%, 07/15/19	21

	Commercial Services & Supplies — 0.0% (g)
30	Mobile Mini, Inc., 7.875%, 12/01/20	32

	Electrical Equipment — 0.0% (g)
100	General Cable Corp., 5.750%, 10/01/22	100

	Industrial Conglomerates — 0.4%
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,075

	Machinery — 0.5%
500	Caterpillar, Inc., 3.400%, 05/15/24	510
400	Oshkosh Corp., 8.500%, 03/01/20	430
400	Terex Corp., 6.000%, 05/15/21	424

		1,364

	Road & Rail — 0.4%
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	607
250	CSX Corp., 3.400%, 08/01/24	254

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
300	Hertz Corp. (The), 5.875%, 10/15/20	309

		1,170

	Trading Companies & Distributors — 0.7%
	HD Supply, Inc.,
350	8.125%, 04/15/19	381
10	11.000%, 04/15/20	12
750	International Lease Finance Corp., 8.750%, 03/15/17	859
500	United Rentals North America, Inc., 7.625%, 04/15/22	561

		1,813

	Total Industrials	7,078

	Information Technology — 2.2%
	Communications Equipment — 0.3%
320	Avaya, Inc., 7.000%, 04/01/19 (e)	318
300	Cisco Systems, Inc., 5.500%, 01/15/40	359

		677

	Electronic Equipment, Instruments & Components — 0.1%
326	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	351
27	Sanmina Corp., 7.000%, 05/15/19 (e)	28

		379

	Internet Software & Services — 0.3%
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	518
400	Google, Inc., 3.375%, 02/25/24	414

		932

	IT Services — 0.5%
11	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	11
	First Data Corp.,
20	11.750%, 08/15/21	24
600	12.625%, 01/15/21	733
283	8.750% (cash), 01/15/22 (e) (v)	310
24	First Data Holdings, Inc., 14.500% (PIK), 09/24/19 (e) (v)	27
400	Xerox Corp., 2.800%, 05/15/20	398

		1,503

	Software — 0.8%
250	CA, Inc., 4.500%, 08/15/23	263
250	Epicor Software Corp., 8.625%, 05/01/19	268
	Oracle Corp.,
500	Series NOTE, 2.800%, 07/08/21	505
500	3.400%, 07/08/24	509

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	89

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
460	6.125%, 07/08/39	590

		2,135

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
350	3.850%, 05/04/43	335
260	VAR, 0.537%, 05/06/19	260

		595

	Total Information Technology	6,221

	Materials — 2.5%
	Chemicals — 1.1%
500	Celanese US Holdings LLC, 4.625%, 11/15/22	509
500	Dow Chemical Co. (The), 4.125%, 11/15/21	536
20	Huntsman International LLC, 8.625%, 03/15/21	22
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	542
500	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	598
500	Monsanto Co., 3.375%, 07/15/24	509
481	Reichhold Industries, Inc., 11.000% (PIK), 05/08/17 (e) (v)	313

		3,029

	Containers & Packaging — 0.3%
400	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	438
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	276

		714

	Metals & Mining — 0.9%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	938
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	766
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	915

		2,619

	Paper & Forest Products — 0.2%
385	International Paper Co., 7.300%, 11/15/39	529

	Total Materials	6,891

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.7%
600	AT&T, Inc., 3.900%, 03/11/24	629
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	870

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
250	6.500%, 04/30/21	265
40	7.250%, 10/30/17	42
500	CenturyLink, Inc., Series T, 5.800%, 03/15/22	528
60	GCI, Inc., 8.625%, 11/15/19	63
	Intelsat Jackson Holdings S.A., (Luxembourg),
350	6.625%, 12/15/22	366
40	8.500%, 11/01/19	42
500	Level 3 Financing, Inc., 8.125%, 07/01/19	541
480	Sprint Capital Corp., 8.750%, 03/15/32	535
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	635
	Verizon Communications, Inc.,
1,000	4.150%, 03/15/24	1,058
500	5.150%, 09/15/23	566
710	6.350%, 04/01/19	835
500	Windstream Corp., 7.750%, 10/01/21	545

		7,520

	Wireless Telecommunication Services — 0.4%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	749
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	261

		1,010

	Total Telecommunication Services	8,530

	Utilities — 2.8%
	Electric Utilities — 1.2%
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	576
1,010	Nevada Power Co., 7.125%, 03/15/19	1,228
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	517
165	Progress Energy, Inc., 6.000%, 12/01/39	210
730	Xcel Energy, Inc., 4.700%, 05/15/20	814

		3,345

	Gas Utilities — 0.2%
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	514
100	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24 (e)	104

		618

	Independent Power & Renewable Electricity Producers — 0.2%
	AES Corp.,
3	8.000%, 10/15/17	3
149	8.000%, 06/01/20	177

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
	NRG Energy, Inc.,
55	7.625%, 01/15/18	62
200	8.250%, 09/01/20	216

		458

	Multi-Utilities — 1.0%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	508
630	Dominion Resources, Inc., 5.200%, 08/15/19	717
300	DTE Energy Co., Series C, 3.500%, 06/01/24	305
630	NiSource Finance Corp., 6.800%, 01/15/19	747
560	TECO Finance, Inc., 5.150%, 03/15/20	630

		2,907

	Water Utilities — 0.2%
500	Aquarion Co., 4.000%, 08/15/24 (e)	496

	Total Utilities	7,824

	Total Corporate Bonds (Cost $109,569)	116,260

Event-Linked Bonds — 0.7%
EUR 500	Calypso Capital II Ltd., (Ireland), VAR, 2.600%, 01/09/17 (e)	657
250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	255
250	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.535%, 04/30/18 (e)	250
250	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	258
250	Nakama Re Ltd., (Bermuda), VAR, 2.535%, 04/13/18 (e)	252
250	Sanders Re Ltd., (Bermuda), VAR, 3.500%, 05/05/17 (e)	251

	Total Event-Linked Bonds (Cost $1,944)	1,923

Mortgage Pass-Through Securities — 24.9%
23	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	26
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9,000	TBA, 3.000%, 09/15/44	8,958
10,600	TBA, 3.500%, 09/15/44	10,892
6,500	TBA, 4.000%, 09/15/44	6,875
2,000	TBA, 4.500%, 09/15/44	2,159
1,568	6.000%, 02/01/36 - 08/01/38	1,773
12	7.000%, 12/01/25 - 02/01/26	13
36	7.500%, 10/01/26 - 02/01/27	40

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

21	8.000%, 04/01/26 - 07/01/26	22
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 09/25/29	5,563
4,035	TBA, 5.000%, 09/25/29	4,263
	Federal National Mortgage Association, 30 Year, Single Family,
8,233	TBA, 4.000%, 09/25/44 - 11/25/44	8,718
2,000	TBA, 5.500%, 09/25/44	2,224
652	6.000%, 05/01/37	738
182	6.500%, 04/01/29 - 03/01/35	205
69	7.000%, 02/01/35 - 03/01/35	79
6	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 09/15/44	9,241
4,300	TBA, 5.000%, 09/15/44	4,720
2,400	TBA, 6.000%, 09/15/44	2,701
224	7.000%, 09/15/31	267

	Total Mortgage Pass-Through Securities (Cost $68,929)	69,483

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 07/14/14 (d) (i) (Cost $2,017)	—	(h)

Supranational — 1.0%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16 (Cost $2,772)	2,939

U.S. Government Agency Securities — 2.6%
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18 (m)	4,906
2,140	4.875%, 12/15/16 (m)	2,342

	Total U.S. Government Agency Securities (Cost $6,993)	7,248

U.S. Treasury Obligations — 2.9%
	U.S. Treasury Bonds,
660	3.500%, 02/15/39 (m)	718
2,150	3.625%, 08/15/43	2,379
2,300	3.625%, 02/15/44	2,546
2,225	3.875%, 08/15/40 (m)	2,575

	Total U.S. Treasury Obligations (Cost $7,133)	8,218

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	91

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stock — 0.0%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
3	Dex Media, Inc. (a) (Cost $764)	29

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
53	Eurodollar, Expiring 12/14/15, at $98.75, American Style (Cost $28)	24

NOTIONAL AMOUNT
	Payer Option Purchased on Interest Rate Swaps: — 0.0% (g)
262	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A. (r) (Cost $14)	4

	Total Options Purchased (Cost $42)	28

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 36.7%
	U.S. Treasury Obligations — 0.5%
	U.S. Treasury Bills,
1,005	0.032%, 10/02/14 (k) (n)	1,005
255	0.042%, 01/08/15 (k) (n)	255

	Total U.S. Treasury Obligations	1,260

SHARES
	Investment Company — 36.2%
101,122	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) †	101,122

	Total Short-Term Investments (Cost $102,382)	102,382

	Total Investments — 122.2% (Cost $332,408)	340,872
	Liabilities in Excess of Other Assets — (22.2)%	(61,847)

	NET ASSETS — 100.0%	$279,025

Percentages indicated are based on net assets.

TBA Short Commitments
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(2,668)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 09/25/44	(2,656)
(533)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 10/25/44	(529)
(539)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 11/25/44	(534)
(310)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 09/25/44	(335)
(2,230)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 09/25/44	(2,459)

	(Proceeds received of $6,490)	(6,513)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
71	10 Year U.S. Treasury Note	12/19/14	8,931	30
72	U.S. Treasury Long Bond	12/19/14	10,087	58
77	5 Year U.S. Treasury Note	12/31/14	9,150	27
28	90 Day Euro Euribor	03/13/17	9,168	14
129	90 Day Eurodollar	12/18/17	31,379	34
8	90 Day Eurodollar	03/19/18	1,944	12
21	90 Day Eurodollar	06/18/18	5,099	22

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(41)	10 Year U.S. Treasury Note	12/19/14	(5,157)	(15)
(2)	Ultra Long Term U.S. Treasury Bond	12/19/14	(311)	(3)
(43)	2 Year U.S. Treasury Note	12/31/14	(9,419)	(9)
(79)	5 Year U.S. Treasury Note	12/31/14	(9,388)	(26)
(17)	90 Day Eurodollar	03/16/15	(4,235)	(7)
(40)	90 Day Sterling	03/18/15	(8,228)	(8)
(18)	90 Day Eurodollar	06/15/15	(4,476)	2
(25)	90 Day Eurodollar	09/14/15	(6,202)	1
(114)	90 Day Eurodollar	12/14/15	(28,216)	10
(84)	90 Day Eurodollar	03/14/16	(20,740)	9
(37)	90 Day Eurodollar	06/13/16	(9,111)	— (h)
(10)	90 Day Eurodollar	09/19/16	(2,456)	— (h)
(12)	90 Day Eurodollar	12/19/16	(2,939)	(1)
(28)	90 Day Euro Euribor	06/19/17	(9,163)	(16)
(86)	90 Day Eurodollar	12/17/18	(20,851)	(38)

				96

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
150	BRL	Goldman Sachs International ††	09/22/14	67	67	— (h)
70	CAD	Deutsche Bank AG	09/19/14	64	64	— (h)
57	CAD	Union Bank of Switzerland AG	09/19/14	52	52	— (h)
36,120	CLP	Goldman Sachs International ††	09/22/14	63	62	(1)
65	EUR	Deutsche Bank AG	09/26/14	85	85	— (h)
56	EUR	Goldman Sachs International	09/26/14	77	74	(3)
65	EUR	Merrill Lynch International	09/26/14	85	85	— (h)
56	EUR	Union Bank of Switzerland AG	09/26/14	77	74	(3)
50	EUR	Deutsche Bank AG	09/29/14	67	66	(1)
142	EUR	Union Bank of Switzerland AG	09/29/14	190	186	(4)
2	EUR	Royal Bank of Scotland	10/09/14	3	3	— (h)
40	GBP	Deutsche Bank AG	09/29/14	67	66	(1)
80	GBP	Union Bank of Switzerland AG	09/29/14	135	133	(2)
110	GBP	TD Bank Financial Group	12/02/14	183	183	— (h)
6,994	JPY	Union Bank of Switzerland AG	09/26/14	68	67	(1)
12,900	JPY	Union Bank of Switzerland AG	11/28/14	126	124	(2)
216	NOK	Union Bank of Switzerland AG	10/03/14	34	35	1
1,350	SEK	Union Bank of Switzerland AG	09/29/14	196	193	(3)
				1,639	1,619	(20)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	93

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
150	BRL	Goldman Sachs International ††	09/22/14	65	66	(1)
184	CAD	Royal Bank of Canada	09/19/14	169	169	—	(h)
80	CAD	Union Bank of Switzerland AG	09/19/14	74	74	—	(h)
36,120	CLP	Goldman Sachs International ††	09/22/14	65	62	3
130	EUR	Goldman Sachs International	09/26/14	174	171	3
392	EUR	TD Bank Financial Group	09/26/14	538	515	23
50	EUR	Deutsche Bank AG	09/29/14	67	66	1
42	EUR	Goldman Sachs International	09/29/14	58	55	3
100	EUR	Union Bank of Switzerland AG	09/29/14	136	131	5
251	EUR	Barclays Bank plc	10/09/14	342	329	13
254	EUR	Societe Generale	10/09/14	346	334	12
40	GBP	Deutsche Bank AG	09/29/14	67	67	—	(h)
80	GBP	Union Bank of Switzerland AG	09/29/14	134	133	1
6,994	JPY	Goldman Sachs International	09/26/14	68	67	1
12,430	JPY	Goldman Sachs International	11/28/14	122	119	3
13,370	JPY	Union Bank of Switzerland AG	11/28/14	131	128	3
18,360	JPY	TD Bank Financial Group	12/02/14	177	177	—	(h)
216	NOK	State Street Corp.	10/03/14	34	34	—	(h)
1,350	SEK	Union Bank of Switzerland AG	09/29/14	199	193	6
110	SGD	Credit Suisse International	09/15/14	88	88	—	(h)
88	SGD	Goldman Sachs International	09/15/14	71	71	—	(h)
57	SGD	Union Bank of Switzerland AG	09/15/14	46	46	—	(h)
				3,171	3,095	76

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CenturyLink, Inc., 6.000%, 04/01/17	1.000%, quarterly	06/20/19	1.656%	20	1	(1)
CenturyLink, Inc., 6.000%, 04/01/17	1.000%, quarterly	06/20/19	1.656	10	(1)	(1)
United Mexican States, 5.950%, 03/19/19	1.000%, quarterly	09/20/19	0.694	980	(17)	15
Barclays Bank plc:
People’s Republic of China, 4.250%, 10/28/14	1.000%, quarterly	09/20/19	0.690	980	(17)	12
Tyson Foods, Inc., 4.500%, 06/15/22	1.000%, quarterly	09/20/19	0.728	20	—	—
BNP Paribas:
Republic of South Africa, 5.500%, 03/09/20	1.000%, quarterly	09/20/19	1.671	160	5	(6)
Republic of Turkey, 11.875%, 01/15/30	1.000%, quarterly	09/20/19	1.764	650	22	(26)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000%, quarterly	03/20/19	1.162	40	—	(1)
Avon Products, Inc., 6.500%, 03/01/19	1.000%, quarterly	09/20/19	2.453	40	3	(3)
CenturyLink, Inc., 6.000%, 04/01/17	1.000%, quarterly	06/20/19	1.656	60	2	(3)
First Data Corp., 12.625%, 01/15/21	5.000%, quarterly	09/20/17	1.733	33	(4)	3
Deutsche Bank AG, New York:
Avon Products, Inc., 6.500%, 03/01/19	1.000%, quarterly	09/20/19	2.453	40	3	(3)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000%, quarterly	09/20/19	0.728	50	(1)	—
Goldman Sachs International:
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/15	91.307	40	18	(22)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000%, quarterly	03/20/19	1.162%	80	—	(3)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000%, quarterly	09/20/19	1.253	730	8	(16)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000%, quarterly	09/20/19	1.253	490	5	(11)

					27	(66)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	1.259%	60	11	(12)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	1.259	40	8	(8)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	1.259	60	11	(18)
CDX.EM.21-FIX-V1	5.000%, quarterly	06/20/19	2.763	222	(23)	18
CMBX.NA.AA.3	0.270%, monthly	12/13/49	32.004	260	152	(148)
iTraxx Europe 21.1	1.000%, quarterly	06/20/19	0.607	430	(12)	1
Citibank, N.A.:
CDX.EM.21-FIX-V1	5.000%, quarterly	06/20/19	2.763	130	(14)	16
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	76.528	180	46	(153)
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	76.528	210	54	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	1.259	30	6	(8)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	1.259	60	11	(15)
CMBX.NA.BBB-.5	5.000%, monthly	02/15/51	79.798	180	43	(153)
Morgan Stanley Capital Services:
CDX.EM.21-FIX-V1	5.000%, quarterly	06/20/19	2.763	140	(15)	11
CDX.EM.21-FIX-V1	5.000%, quarterly	06/20/19	2.763	140	(15)	14
CDX.EM.21-FIX-V1	5.000%, quarterly	06/20/19	2.763	80	(8)	9
CDX.EM.21-FIX-V1	5.000%, quarterly	06/20/19	2.763	290	(30)	37
CMBX.NA.AA.3	0.270%, monthly	12/13/49	32.004	140	82	(81)
CMBX.NA.AJ.2	1.090%, monthly	03/15/49	5.571	310	25	(39)
CMBX.NA.AM.1	0.500%, monthly	10/12/52	0.797	150	1	(24)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	0.857	300	13	(2,099)
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	0.857	1,300	58	(443)

					404	(3,263)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
iTraxx Europe 20.1	5.000%, quarterly	12/20/18	2.015%	150	(26)	10
CDX.NA.IG.22-V1-FIX-V1	1.000%, quarterly	06/20/19	0.568	3,630	(80)	56
CDX.NA.IG.22-V1-FIX-V1	1.000%, quarterly	06/20/19	0.568	1,550	(34)	28
CDX.NA.HY.22-V2	5.000%, quarterly	06/20/19	3.107	72	(6)	5

					(146)	99

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	95

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834%	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	20	(2)	3
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	20	(2)	3
BNP Paribas:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.642	20	2	2
Citibank, N.A.:
McClatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	03/20/15	0.749	110	4	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	11.059	20	(1)	2
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.642	20	1	2
Deutsche Bank AG, New York:
McClatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	03/20/15	0.749	130	4	6
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	20	(2)	2
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	20	(2)	2
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	10	(1)	1
Goldman Sachs International:
RadioShack Corp., 6.750%, 05/15/19*	5.000%, quarterly	03/20/15	123.158	40	(15)	19
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	10.392	20	(1)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/16	15.503	20	(3)	4
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000%, quarterly	09/20/14	3.948	40	—	1
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000%, quarterly	09/20/14	3.948	40	—	2
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	40	(5)	5
RadioShack Corp., 6.750%, 05/15/19	5.000%, quarterly	09/20/14	233.834	10	(1)	1
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.642	60	5	5

					(24)	70

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620%, monthly	12/13/49	43.593%	260	(169)	181
Citibank, N.A.:
CMBX.NA.AJ.4	0.960%, monthly	02/17/51	8.230	350	(64)	113
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620%, monthly	12/13/49	43.593	140	(91)	98
CMBX.NA.AM.4	0.500%, monthly	02/17/51	2.156	150	(7)	49

					(331)	441

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2*	5.000%, quarterly	06/20/19	3.107%	530	47	(39)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(4)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	(1)
1.558% semi-annually	3 month LIBOR quarterly	07/05/18	500	(3)
1.541% semi-annually	3 month LIBOR quarterly	12/06/18	451	(1)
1.803% semi-annually	3 month LIBOR quarterly	06/17/19	3,462	(24)
3 month LIBOR quarterly	3.978% semi-annually	03/01/46	66	9

				(20)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	4

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	97

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	1
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	915	3
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	2

					10

OPTION WRITTEN

Put Option Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.750	12/12/14	53	(6)

(Premiums received of $11.)

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 11.5%
—	(h)	ABFC Trust, Series 2004-OPT3, Class M1, VAR, 0.905%, 09/25/33 (h)	—	(h)
2,315		ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.055%, 09/25/33	2,172
		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
1,509		Series 2003-12, Class M1, VAR, 1.280%, 01/25/34	1,397
—	(h)	Series 2003-13, Class M1, VAR, 1.175%, 01/25/34	—	(h)
9,580		Apidos CLO XIV, (Cayman Islands), Series 2013-14A, Class A, VAR, 1.384%, 04/15/25 (e)	9,444
595		Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.055%, 05/25/34	566
391		Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.730%, 10/25/34	365
—	(h)	Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41 (h)	—	(h)
—	(h)	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.535%, 06/25/36 (h)	—	(h)
11,975		Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 1.670%, 07/20/26 (e)	11,938
4,550		Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e) (i)	4,550
11,975		Cent CLO 19 Ltd., (Cayman Islands), Series 2013-19A, Class A1A, VAR, 1.564%, 10/29/25 (e)	11,886
1,995		Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.655%, 06/25/34	1,905
—	(h)	Chase Funding Trust, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33 (h)	—	(h)
1,279		CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.655%, 07/25/34	1,221
—	(h)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, VAR, 0.305%, 08/25/36 (h)	—	(h)
		Countrywide Asset-Backed Certificates,
443		Series 2002-3, Class M1, VAR, 1.280%, 03/25/32	432
2,456		Series 2002-4, Class M1, VAR, 1.280%, 12/25/32	2,251
1,123		Series 2003-3, Class 3A, VAR, 0.695%, 11/25/33	1,027

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

232		Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	222
280		Series 2004-2, Class M1, VAR, 0.905%, 05/25/34	265
2,621		Series 2004-3, Class M1, VAR, 0.905%, 06/25/34	2,507
691		Series 2004-5, Class M2, VAR, 1.160%, 07/25/34	643
2,144		Series 2004-ECC2, Class M2, VAR, 1.130%, 12/25/34	2,030
4,100		CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,247
525		Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34	517
5,000		Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,183
		First Franklin Mortgage Loan Trust,
4,454		Series 2004-FF5, Class A1, VAR, 0.875%, 08/25/34	4,278
704		Series 2005-FF11, Class A2D, VAR, 0.835%, 11/25/35	684
750		Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.684%, 01/15/25 (e)	748
5,737		GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	5,739
7,207		GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	7,171
8,560		GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,169
—	(h)	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 1.401%, 06/20/33 (h)	—	(h)
		HLSS Servicer Advance Receivables Backed Notes,
1,860		Series 2013-T6, Class BT6, 1.485%, 09/15/44 (e)	1,860
970		Series 2013-T6, Class CT6, 1.734%, 09/15/44 (e)	970
775		Series 2013-T6, Class DT6, 2.230%, 09/15/44 (e)	775
12,170		ING IM CLO Ltd., (Cayman Islands), Series 2013-3A, Class A1, VAR, 1.684%, 01/18/26 (e)	12,176
9,750		LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 1.758%, 07/15/26 (e)	9,754
11,975		LCM XIII LP, (Cayman Islands), Series 13A, Class A, VAR, 1.534%, 01/19/23 (e)	11,899
3,575		LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	3,575
4,439		Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,648

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	99

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
		Morgan Stanley ABS Capital I, Inc. Trust,
4,430		Series 2004-HE1, Class M1, VAR, 1.010%, 01/25/34	4,091
—	(h)	Series 2004-HE3, Class M1, VAR, 1.010%, 03/25/34	—	(h)
802		Series 2004-HE7, Class M2, VAR, 1.100%, 08/25/34	764
160		Series 2004-HE7, Class M3, VAR, 1.175%, 08/25/34	150
1,510		Series 2004-HE8, Class M2, VAR, 1.175%, 09/25/34	1,444
199		Series 2004-NC7, Class M3, VAR, 1.130%, 07/25/34	200
1,202		Series 2004-OP1, Class M2, VAR, 1.070%, 11/25/34	1,157
547		Series 2005-NC1, Class M3, VAR, 0.920%, 01/25/35	441
		New Century Home Equity Loan Trust,
117		Series 2004-2, Class M2, VAR, 1.085%, 08/25/34	109
1,244		Series 2004-4, Class M2, VAR, 0.950%, 02/25/35	1,142
		OneMain Financial Issuance Trust,
5,928		Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,976
3,640		Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,639
3,015		Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	3,014
56		Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.130%, 11/25/34	52
—	(h)	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.010%, 11/25/34 (h)	—	(h)
8,000		Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	8,060
2,265		Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,265
		RAMP Trust,
2,084		Series 2005-EFC4, Class M1, VAR, 0.565%, 09/25/35	2,078
3,155		Series 2005-RS4, Class M1, VAR, 0.585%, 04/25/35	3,121
2,504		RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,514
		Renaissance Home Equity Loan Trust,
748		Series 2003-3, Class M1, VAR, 0.885%, 12/25/33	709

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

3,417		Series 2005-2, Class AV3, VAR, 0.525%, 08/25/35	3,085
813		Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	795
6,701		Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.490%, 08/01/24 (e)	6,379
337		Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36	314
1,486		Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,486
9,580		Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.604%, 01/21/26 (e)	9,523
8,793		SpringCastle America Funding LLC, Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	8,818
		Structured Asset Investment Loan Trust,
2,932		Series 2004-1, Class M1, VAR, 1.130%, 02/25/34	2,797
6,625		Series 2004-6, Class A3, VAR, 0.955%, 07/25/34	6,262
3,148		Series 2004-7, Class M1, VAR, 1.205%, 08/25/34	2,972
567		Series 2004-8, Class M2, VAR, 1.085%, 09/25/34	497
		Structured Asset Securities Corp. Mortgage Loan Trust,
—	(h)	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	—	(h)
298		Series 2005-WF2, Class M2, VAR, 0.785%, 05/25/35	241
7,664		Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 1.710%, 07/14/26 (e)	7,664
4,000		THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 1.754%, 04/18/26 (e)	3,994
11,165		Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53	10,992
9,580		Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 1.764%, 07/15/26 (e)	9,545
		Vericrest Opportunity Loan Transferee LLC,
6,111		Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)	6,116
7,500		Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	7,402

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
3,600	VOLT NPL IX LLC, Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	3,600
1,369	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	1,376
	VOLT XIX LLC,
2,059	Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	2,065
5,993	Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	6,009
3,871	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	3,788
4,854	VOLT XVI LLC, 4.000%, 09/25/58	4,760
6,113	VOLT XX LLC, Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	6,137
5,400	VOLT XXII LLC, Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	5,385
4,891	VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	4,908
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.585%, 11/25/35	1,920
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 1.634%, 01/15/24 (e)	6,453

	Total Asset-Backed Securities (Cost $308,682)	313,423

Collateralized Mortgage Obligations — 6.4%
	Agency CMO — 3.0%
	Federal Home Loan Mortgage Corp. REMIC,
1,100	Series 2936, Class AS, IF, IO, 5.945%, 02/15/35	153
3,656	Series 3160, Class SA, IF, IO, 6.995%, 05/15/36	687
1,169	Series 3174, Class SA, IF, IO, 7.545%, 04/15/36	217
2,195	Series 3203, Class SH, IF, IO, 6.985%, 08/15/36	324
12,963	Series 3716, Class PI, IO, 4.500%, 04/15/38	1,925
19,656	Series 3907, Class AI, IO, 5.000%, 05/15/40	4,157
12,685	Series 4018, Class HI, IO, 4.500%, 03/15/41	2,126
14,560	Series 4043, Class PI, IO, 2.500%, 05/15/27	1,509
3,379	Series 4056, Class BI, IO, 3.000%, 05/15/27	406
3,862	Series 4073, Class IQ, IO, 4.000%, 07/15/42	834

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
14,060	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,698
7,737	Series 4097, Class CI, IO, 3.000%, 08/15/27	902
35,394	Series 4119, Class LI, IO, 3.500%, 06/15/39	6,102
4,014	Series 4120, Class UI, IO, 3.000%, 10/15/27	522
2,481	Series 4136, Class IN, IO, 3.000%, 11/15/27	290
5,406	Series 4146, Class AI, IO, 3.000%, 12/15/27	639
10,117	Series 4173, Class I, IO, 4.000%, 03/15/43	2,586
4,972	Series 4236, Class DS, IF, IO, 5.895%, 08/15/43	882
5,452	Series 4314, Class HI, IO, 3.500%, 03/15/29	845
17,385	Series 4347, Class WF, VAR, 0.556%, 01/15/40	17,393
	Federal National Mortgage Association REMIC,
2,261	Series 2003-130, Class NS, IF, IO, 6.845%, 01/25/34	406
1,511	Series 2005-67, Class SI, IF, IO, 6.545%, 08/25/35	238
421	Series 2005-69, Class AS, IF, IO, 6.545%, 08/25/35	66
1,656	Series 2006-24, Class QS, IF, IO, 7.045%, 04/25/36	312
1,519	Series 2009-87, Class NS, IF, IO, 6.095%, 11/25/39	243
2,651	Series 2009-93, Class SD, IF, IO, 6.045%, 11/25/39	412
2,549	Series 2009-105, Class SE, IF, IO, 5.995%, 12/25/39	339
1,355	Series 2010-68, Class SJ, IF, IO, 6.395%, 07/25/40	235
8,627	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	1,044
2,775	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	202
13,474	Series 2012-14, Class BS, IF, IO, 5.745%, 03/25/42	2,538
4,975	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	661
8,713	Series 2012-34, Class PS, IF, IO, 6.445%, 07/25/41	1,686
2,644	Series 2012-93, Class SK, IF, IO, 5.895%, 09/25/42	577
17,413	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	2,115

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	101

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,864	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	1,183
12,015	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	1,656
5,930	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	656
18,316	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	3,188
2,371	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	297
16,697	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,904
5,116	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	599
11,483	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,437
8,267	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	1,436
7,481	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	919
8,658	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	1,026
15,938	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	2,817
17,884	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	2,184
4,543	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	557
5,630	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	779
6,582	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	800
4,647	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	599
11,049	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,300
23,949	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	2,991
3,070	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	410
810	Government National Mortgage Association, Series 2014-36, Class WY, 2.000%, 03/16/44	655

		82,664

	Non-Agency CMO — 3.4%
	Alternative Loan Trust,
466	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	486

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Non-Agency CMO — continued
692		Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	693
1,258		Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,253
51		Series 2006-J3, Class 4A1, 5.750%, 05/25/26	45
3,237		American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.345%, 12/25/46	2,288
GBP 1,100		Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 1.201%, 10/01/41	1,699
		Banc of America Alternative Loan Trust,
7,996		Series 2003-9, Class 1CB1, 5.500%, 11/25/33	8,330
1,304		Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,322
549		Series 2006-2, Class 7A1, 6.000%, 03/25/21	561
1,903		Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.639%, 02/20/36	1,898
1,024		Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.679%, 02/25/34	1,025
EUR 3,999		Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.463%, 10/16/38	5,106
—	(h)	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	—	(h)
EUR 1,943		Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.616%, 03/31/48	2,469
1,170		CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,177
42		Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	42
853		Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	871
1,421		CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,360
456		FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	460
		First Horizon Alternative Mortgage Securities Trust,
730		Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	735
—	(h)	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	—	(h)
		First Horizon Mortgage Pass-Through Trust,
2,898		Series 2005-5, Class 1A6, 5.500%, 10/25/35	2,850

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
42		Series 2005-8, Class 2A1, 5.250%, 02/25/21	42
—	(h)	Series 2006-1, Class 1A2, 6.000%, 05/25/36	—	(h)
		Granite Master Issuer plc, (United Kingdom),
EUR 1,750		Series 2005-2, Class M2, Reg. S, VAR, 0.689%, 12/20/54	2,245
EUR 2,250		Series 2007-1, Class 3M1, Reg. S, VAR, 0.629%, 12/20/54	2,875
1,672		GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,791
		HarborView Mortgage Loan Trust,
4,690		Series 2005-11, Class 2A1A, VAR, 0.466%, 08/19/45	4,367
8,680		Series 2007-6, Class 2A1A, VAR, 0.345%, 08/19/37	7,221
2,377		IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.415%, 06/25/35	2,151
EUR 1,200		Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.409%, 10/30/33	1,489
1,280		JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,207
1,114		Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,024
6,163		MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	6,516
		Morgan Stanley Mortgage Loan Trust,
1,206		Series 2004-4, Class 2A, VAR, 6.946%, 09/25/34	1,281
300		Series 2004-9, Class 1A, VAR, 5.656%, 11/25/34	298
GBP 1,662		Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.980%, 05/15/34	2,663
110		RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	94
		Residential Asset Securitization Trust,
5,000		Series 2005-A3, Class A2, 5.500%, 04/25/35	4,553
632		Series 2005-A8CB, Class A11, 6.000%, 07/25/35	591
		RFMSI Trust,
505		Series 2004-S5, Class 2A1, 4.500%, 05/25/19	512
908		Series 2007-S9, Class 2A1, 5.500%, 09/25/22	914

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Non-Agency CMO — continued
		Sequoia Mortgage Trust,
1,441		Series 2003-8, Class A1, VAR, 0.796%, 01/20/34	1,387
—	(h)	Series 2013-7, Class A1, VAR, 2.500%, 06/25/43	—	(h)
3,201		Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	3,258
626		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.548%, 12/25/33	518
EUR 2,279		TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.301%, 06/26/39	2,839
465		WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	456
71		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	66
5,947		Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 1A1, VAR, 2.613%, 06/25/35	6,068

			91,096

		Total Collateralized Mortgage Obligations (Cost $168,886)	173,760

Commercial Mortgage-Backed Securities — 5.1%
6,000		A10 Securitization LLC, 5.296%, 10/15/19	6,000
2,219		ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.550%, 08/15/31 (e)	2,219
		Banc of America Commercial Mortgage Trust,
2,250		Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,285
8,400		Series 2006-2, Class AM, VAR, 5.955%, 05/10/45	9,062
4,175		Series 2006-2, Class B, VAR, 5.955%, 05/10/45	4,307
1,300		Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,319
		Bear Stearns Commercial Mortgage Securities Trust,
4,200		Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,283
4,000		Series 2007-PW16, Class AJ, VAR, 5.897%, 06/11/40	4,095
5,630		Series 2007-PW17, Class AJ, VAR, 6.084%, 06/11/50	5,719

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	103

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
6,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.399%, 07/15/44	6,326
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	631
10,115	COMM Mortgage Trust, Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	10,129
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	737
5,620	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.642%, 02/15/39	5,891
4,665	CSMC, Series 2014-ICE, Class D, VAR, 2.400%, 04/15/27 (e)	4,679
	GS Mortgage Securities Trust,
6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,664
9,982	Series 2007-GG10, Class A4, VAR, 5.991%, 08/10/45	10,952
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,530
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,900
3,680	Series 2005-LDP5, Class D, VAR, 5.559%, 12/15/44	3,805
4,000	Series 2006-CB14, Class AM, VAR, 5.619%, 12/12/44	4,206
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.462%, 11/12/37	3,432
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,583
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.676%, 03/12/44	2,086
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,420
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,494
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 1.806%, 06/14/31 (e)	5,829
	Wachovia Bank Commercial Mortgage Trust,
3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42	3,648
3,477	Series 2005-C21, Class F, VAR, 5.414%, 10/15/44 (e)	3,294
4,310	Series 2006-C23, Class D, VAR, 5.704%, 01/15/45	4,434

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

5,300	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	5,480
3,250	Series 2007-C34, Class AJ, VAR, 6.146%, 05/15/46	3,371

	Total Commercial Mortgage-Backed Securities (Cost $137,956)	137,810

Convertible Bonds — 4.0%
	Consumer Discretionary — 1.2%
	Auto Components — 0.2%
1,801	TRW Automotive, Inc., 3.500%, 12/01/15	5,860

	Hotels, Restaurants & Leisure — 0.2%
3,580	MGM Resorts International, 4.250%, 04/15/15	4,846

	Household Durables — 0.3%
	Jarden Corp.,
4,915	1.125%, 03/15/34 (e)	5,066
3,055	1.875%, 09/15/18	4,212

		9,278

	Media — 0.3%
8,015	Live Nation Entertainment, Inc., 2.500%, 05/15/19 (e)	8,055

	Textiles, Apparel & Luxury Goods — 0.2%
4,290	Iconix Brand Group, Inc., 1.500%, 03/15/18	6,068

	Total Consumer Discretionary	34,107

	Energy — 0.2%
	Energy Equipment & Services — 0.2%
4,310	Newpark Resources, Inc., 4.000%, 10/01/17	5,697

	Financials — 0.2%
	Diversified Financial Services — 0.2%
4,800	Billion Express Investments Ltd., (United Kingdom), Reg. S, 0.750%, 10/18/15	5,076

	Health Care — 0.6%
	Health Care Equipment & Supplies — 0.2%
5,110	Hologic, Inc., SUB, 2.000%, 12/15/37	6,196

	Health Care Providers & Services — 0.4%
8,185	HealthSouth Corp., 2.000%, 12/01/43	9,279

	Total Health Care	15,475

	Industrials — 0.5%
	Building Products — 0.2%
4,900	Griffon Corp., 4.000%, 01/15/17 (e)	5,552

	Electrical Equipment — 0.2%
5,328	General Cable Corp., SUB, 4.500%, 11/15/29	4,732

	Machinery — 0.1%
1,950	Terex Corp., 4.000%, 06/01/15	4,528

	Total Industrials	14,812

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — continued
		Information Technology — 1.3%
		Communications Equipment — 0.2%
	5,080	Finisar Corp., 0.500%, 12/15/33 (e)	5,061
	645	Ixia, 3.000%, 12/15/15	635

			5,696

		Internet Software & Services — 0.6%
	5,030	Dealertrack Technologies, Inc., 1.500%, 03/15/17	6,690
	6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,438
	2,735	WebMD Health Corp., 1.500%, 12/01/20 (e)	3,027

			15,155

		Semiconductors & Semiconductor Equipment — 0.3%
	5,975	Intel Corp., 2.950%, 12/15/35	7,745

		Software — 0.2%
	5,720	TIBCO Software, Inc., 2.250%, 05/01/32	5,741

		Total Information Technology	34,337

		Total Convertible Bonds (Cost $103,686)	109,504

	Corporate Bonds — 38.1%
		Consumer Discretionary — 6.7%
		Auto Components — 0.9%
	3,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e) (m)	3,734
		American Axle & Manufacturing, Inc.,
	1,500	6.250%, 03/15/21 (m)	1,590
	2,100	7.750%, 11/15/19 (m)	2,389
EUR	4,600	Gestamp Funding Luxembourg S.A., (Luxembourg), Reg. S, 5.875%, 05/31/20 (m)	6,392
		Goodyear Tire & Rubber Co. (The),
	1,175	7.000%, 05/15/22 (m)	1,281
	746	8.250%, 08/15/20 (m)	811
	2,015	8.750%, 08/15/20 (m)	2,398
	1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	1,152
	317	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	339
EUR	2,200	Schaeffler Finance B.V., (Netherlands), Reg. S, 7.750%, 02/15/17 (m)	3,268
	1,085	UCI International, Inc., 8.625%, 02/15/19 (m)	1,036

			24,390

		Automobiles — 1.1%
		Chrysler Group LLC/CG Co-Issuer, Inc.,
	1,425	8.000%, 06/15/19 (m)	1,533
	4,885	8.250%, 06/15/21 (m)	5,459

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Automobiles — continued
EUR	3,000	CNH Industrial Finance Europe S.A., (Luxembourg), 2.750%, 03/18/19	3,985
	5,600	Ford Motor Co., 4.750%, 01/15/43 (m)	5,861
	4,850	General Motors Co., 6.250%, 10/02/43	5,686
EUR	6,300	Renault S.A., (France), 3.125%, 03/05/21	8,835

			31,359

		Distributors — 0.0% (g)
	285	VWR Funding, Inc., 7.250%, 09/15/17 (m)	301

		Diversified Consumer Services — 0.0% (g)
	35	ServiceMaster Co., 7.000%, 08/15/20 (m)	37

		Hotels, Restaurants & Leisure — 0.9%
		Caesars Entertainment Operating Co., Inc.,
	2,610	8.500%, 02/15/20 (m)	2,101
	1,830	9.000%, 02/15/20 (m)	1,468
	90	CCM Merger, Inc., 9.125%, 05/01/19 (e) (m)	96
	165	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	167
EUR	780	Elior Finance & Co. S.C.A, (Luxembourg), Reg. S, Series REGS, 6.500%, 05/01/20 (m)	1,125
	90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e) (m)	95
	150	Landry’s, Inc., 9.375%, 05/01/20 (e) (m)	161
	2,000	Marina District Finance Co., Inc., 9.875%, 08/15/18 (m)	2,105
		MGM Resorts International,
	500	7.750%, 03/15/22 (m)	585
	4,210	8.625%, 02/01/19 (m)	4,957
	142	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e) (m)	153
	1,824	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	1,995
	275	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e) (m)	271
	257	Seneca Gaming Corp., 8.250%, 12/01/18 (e) (m)	271
	210	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e) (m)	235
	225	Station Casinos LLC, 7.500%, 03/01/21 (m)	243
	1,126	Vail Resorts, Inc., 6.500%, 05/01/19 (m)	1,180
GBP	3,500	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20 (m)	6,072

			23,280

		Household Durables — 0.3%
	500	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e) (m)	531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	105

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Household Durables — continued
	700	Jarden Corp., 7.500%, 05/01/17 (m)	781
		K. Hovnanian Enterprises, Inc.,
	52	6.250%, 01/15/16 (m)	54
	55	7.000%, 01/15/19 (e)	55
	245	9.125%, 11/15/20 (e) (m)	271
	120	11.875%, 10/15/15 (m)	132
		Lennar Corp.,
	156	4.500%, 06/15/19	159
	565	6.950%, 06/01/18 (m)	625
	2,000	Series B, 12.250%, 06/01/17 (m)	2,490
	1,095	M/I Homes, Inc., 8.625%, 11/15/18 (m)	1,155
	240	Standard Pacific Corp., 8.375%, 01/15/21 (m)	282
	217	Toll Brothers Finance Corp., 6.750%, 11/01/19 (m)	248
		WCI Communities, Inc.,
	175	6.875%, 08/15/21	179
	159	6.875%, 08/15/21 (e)	163

			7,125

		Internet & Catalog Retail — 0.0% (g)
		SITEL LLC/Sitel Finance Corp.,
	120	11.000%, 08/01/17 (e) (m)	125
	243	11.500%, 04/01/18 (m)	238

			363

		Media — 2.7%
EUR	6,400	Altice S.A., (Luxembourg), 7.250%, 05/15/22 (e)	8,917
	1,250	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	1,403
	2,356	Cablevision Systems Corp., 8.000%, 04/15/20 (m)	2,686
	300	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24 (e)	309
		Cenveo Corp.,
	255	6.000%, 08/01/19 (e)	252
	225	8.500%, 09/15/22 (e)	219
EUR	2,100	Cerved Group S.p.A., (Italy), Reg. S, Series REGS, 6.375%, 01/15/20 (m)	2,946
		Clear Channel Worldwide Holdings, Inc.,
	5,585	Series B, 6.500%, 11/15/22 (m)	5,976
	750	Series B, 7.625%, 03/15/20 (m)	802
	1,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	1,992
		DISH DBS Corp.,
	575	5.875%, 07/15/22 (m)	610

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Media — continued
	2,680	6.750%, 06/01/21 (m)	2,998
	3,310	7.875%, 09/01/19 (m)	3,840
	400	Gray Television, Inc., 7.500%, 10/01/20 (m)	422
	305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e) (m)	329
	300	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	339
	1,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,060
	4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	4,040
	1,715	Numericable Group S.A., (France), 6.000%, 05/15/22 (e)	1,766
	3,395	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (m)	3,480
	220	Radio One, Inc., 9.250%, 02/15/20 (e)	229
	100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e) (m)	107
		Sinclair Television Group, Inc.,
	2,300	5.375%, 04/01/21 (m)	2,346
	1,700	8.375%, 10/15/18 (m)	1,781
		Sirius XM Radio, Inc.,
	25	5.875%, 10/01/20 (e) (m)	26
	5,500	6.000%, 07/15/24 (e)	5,720
	85	Time, Inc., 5.750%, 04/15/22 (e)	85
EUR	5,400	Unitymedia KabelBW GmbH, (Germany), Reg. S, 9.500%, 03/15/21 (m)	8,000
	500	Univision Communications, Inc., 8.500%, 05/15/21 (e) (m)	547
EUR	5,100	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22 (m)	7,231
	3,420	Viacom, Inc., 4.375%, 03/15/43 (m)	3,201
	400	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	429
	500	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	512

			74,600

		Multiline Retail — 0.2%
	1,715	JC Penney Corp., Inc., 5.750%, 02/15/18 (m)	1,646
	2,650	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43 (m)	2,546

			4,192

		Specialty Retail — 0.6%
		Claire’s Stores, Inc.,
	500	6.125%, 03/15/20 (e) (m)	473
	627	8.875%, 03/15/19 (m)	555
	3,295	9.000%, 03/15/19 (e) (m)	3,427

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Specialty Retail — continued
	3,332	Party City Holdings, Inc., 8.875%, 08/01/20	3,673
	500	Radio Systems Corp., 8.375%, 11/01/19 (e) (m)	551
	2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19 (m)	2,446
	4,155	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	4,477

			15,602

		Textiles, Apparel & Luxury Goods — 0.0% (g)
	1,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	1,074

		Total Consumer Discretionary	182,323

		Consumer Staples — 1.9%
		Beverages — 0.0% (g)
	880	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	994

		Food & Staples Retailing — 0.4%
EUR	3,800	Agrokor dd, (Croatia), Reg. S, 9.125%, 02/01/20 (m)	5,581
	3,645	Kroger Co. (The), 5.150%, 08/01/43 (m)	4,055
	265	New Albertsons, Inc., 7.450%, 08/01/29 (m)	249
	1,000	Rite Aid Corp., 8.000%, 08/15/20 (m)	1,092
	225	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	240

			11,217

		Food Products — 0.7%
	1,423	Big Heart Pet Brands, 7.625%, 02/15/19 (m)	1,469
	2,776	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	2,943
	70	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	73
	3,795	H.J. Heinz Co., 4.250%, 10/15/20	3,847
		JBS USA LLC/JBS USA Finance, Inc.,
	932	7.250%, 06/01/21 (e) (m)	995
	384	8.250%, 02/01/20 (e) (m)	413
	274	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (m)	288
		Post Holdings, Inc.,
	125	6.750%, 12/01/21 (e)	128
	3,725	7.375%, 02/15/22 (m)	3,911
GBP	3,000	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20	4,906
	1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e) (m)	1,130
	160	Wells Enterprises, Inc., 6.750%, 02/01/20 (e) (m)	167

			20,270

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Products — 0.4%
2,605	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	2,686
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20 (m)	1,212
350	7.125%, 04/15/19 (m)	364
225	8.500%, 05/15/18 (m)	235
4,560	9.000%, 04/15/19 (m)	4,788
1,000	9.875%, 08/15/19 (m)	1,109

		10,394

	Personal Products — 0.0% (g)
75	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	74

	Tobacco — 0.4%
	Altria Group, Inc.,
3,000	2.850%, 08/09/22 (m)	2,934
4,805	4.250%, 08/09/42 (m)	4,536
2,700	Philip Morris International, Inc., 3.875%, 08/21/42 (m)	2,553

		10,023

	Total Consumer Staples	52,972

	Energy — 1.9%
	Energy Equipment & Services — 0.1%
300	Basic Energy Services, Inc., 7.750%, 02/15/19 (m)	316
350	CGG S.A., (France), 6.875%, 01/15/22 (e)	331
400	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	404
500	Parker Drilling Co., 7.500%, 08/01/20	536
89	PHI, Inc., 5.250%, 03/15/19	90
750	Rowan Cos., Inc., 5.850%, 01/15/44	788
200	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e) (m)	187
250	Seadrill Ltd., (Bermuda), 6.625%, 09/15/20 (e) (m)	247
400	SESI LLC, 6.375%, 05/01/19 (m)	421

		3,320

	Oil, Gas & Consumable Fuels — 1.8%
2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20 (m)	2,690
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	31
140	CONSOL Energy, Inc., 5.875%, 04/15/22 (e)	146
350	Diamondback Energy, Inc., 7.625%, 10/01/21 (e) (m)	383

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	107

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
		Energy Transfer Partners LP,
	515	6.050%, 06/01/41 (m)	588
	4,890	6.500%, 02/01/42 (m)	5,875
	244	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	259
	2,785	Enterprise Products Operating LLC, 5.700%, 02/15/42 (m)	3,320
		EP Energy LLC/Everest Acquisition Finance, Inc.,
	1,550	6.875%, 05/01/19 (m)	1,635
	2,300	9.375%, 05/01/20 (m)	2,594
	400	EXCO Resources, Inc., 8.500%, 04/15/22	406
NOK	1,000	Exmar N.V., (Belgium), VAR, 6.250%, 07/07/17	163
	1,300	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (m)	1,368
	600	Halcon Resources Corp., 9.250%, 02/15/22	644
	135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e)	135
	350	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	369
		Kinder Morgan Energy Partners LP,
	4,700	3.950%, 09/01/22 (m)	4,783
	485	5.000%, 03/01/43 (m)	476
	4,496	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	4,788
	1,265	Marathon Petroleum Corp., 6.500%, 03/01/41 (m)	1,591
	500	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22 (m)	538
	2,500	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e) (m)	2,650
	400	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	406
	100	Oasis Petroleum, Inc., 6.875%, 03/15/22	109
	1,490	Peabody Energy Corp., 6.250%, 11/15/21 (m)	1,484
	3,658	Plains Exploration & Production Co., 6.500%, 11/15/20 (m)	4,051
	750	QEP Resources, Inc., 5.250%, 05/01/23 (m)	759
	240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	248
	500	Rosetta Resources, Inc., 5.875%, 06/01/22	513
	325	Swift Energy Co., 7.125%, 06/01/17 (m)	330
	500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e) (m)	520
	1,915	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.875%, 10/15/18 (m)	1,999
	340	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	363

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
990	Williams Cos., Inc. (The), 5.750%, 06/24/44	1,000

		47,214

	Total Energy	50,534

	Financials — 11.0%
	Banks — 4.2%
EUR 9,200	Banco Popolare SC, (Italy), 3.500%, 03/14/19	12,530
6,135	Bank of America Corp., 3.300%, 01/11/23 (m)	6,084
EUR 9,000	Bankia S.A., (Spain), 3.500%, 01/17/19	12,677
	Barclays Bank plc, (United Kingdom),
1,000	7.625%, 11/21/22 (m)	1,123
EUR 3,350	Reg. S, 6.000%, 01/14/21 (m)	5,353
EUR 4,000	BNZ International Funding Ltd., (New Zealand), Reg. S, 3.125%, 11/23/17 (m)	5,718
EUR 7,000	CaixaBank S.A., (Spain), VAR, 5.000%, 11/14/23	10,009
	CIT Group, Inc.,
400	5.000%, 05/15/17 (m)	423
430	5.000%, 08/15/22 (m)	454
2,000	5.500%, 02/15/19 (e) (m)	2,157
2,205	Citigroup, Inc., 6.675%, 09/13/43 (m)	2,804
EUR 4,000	Commonwealth Bank of Australia, (Australia), Reg. S, 2.625%, 01/12/17 (m)	5,549
EUR 7,000	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23 (m)	11,445
GBP 1,871	Lloyds TSB Bank plc, (United Kingdom), VAR, 5.750%, 07/09/25 (m)	3,392
2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22 (m)	2,362
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 2,000	Reg. S, 3.375%, 11/23/16 (m)	2,807
EUR 3,150	Reg. S, Series REGS, 4.000%, 03/15/16 (m)	4,376
GBP 2,350	Santander Issuances S.A.U., (Spain), Series 24, VAR, 7.300%, 07/27/19 (m)	3,911
	UniCredit S.p.A., (Italy),
EUR 845	6.125%, 04/19/21 (m)	1,287
EUR 5,050	Reg. S, 6.950%, 10/31/22 (m)	8,165
3,300	Wells Fargo & Co., 5.375%, 11/02/43	3,756
1,555	Wells Fargo Bank N.A., VAR, 0.441%, 05/16/16 (m)	1,555
EUR 3,650	Westpac Securities NZ Ltd., (New Zealand), Reg. S, 3.500%, 06/16/16 (m)	5,072

		113,009

	Capital Markets — 1.3%
EUR 5,250	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25 (m)	7,709

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Capital Markets — continued
	3,535	Morgan Stanley, 3.750%, 02/25/23 (m)	3,628
		UBS AG, (Switzerland),
	4,245	Reg. S, VAR, 4.750%, 05/22/23 (m)	4,340
EUR	13,879	VAR, 4.750%, 02/12/26	19,588
GBP	787	VAR, 5.250%, 06/21/21 (m)	1,375

			36,640

		Consumer Finance — 0.4%
		Ally Financial, Inc.,
	1,905	6.250%, 12/01/17 (m)	2,098
	1,000	8.000%, 03/15/20 (m)	1,215
	200	8.000%, 11/01/31 (m)	258
	400	VAR, 2.914%, 07/18/16 (m)	408
		General Motors Financial Co., Inc.,
	1,255	3.250%, 05/15/18	1,265
	450	4.750%, 08/15/17	473
		Synchrony Financial,
	2,505	3.750%, 08/15/21	2,557
	3,740	4.250%, 08/15/24	3,828

			12,102

		Diversified Financial Services — 0.9%
	415	ACE Cash Express, Inc., 11.000%, 02/01/19 (e) (m)	320
	415	CNG Holdings, Inc., 9.375%, 05/15/20 (e) (m)	336
	476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e) (m)	502
	4,577	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	4,830
	9,325	General Electric Capital Corp., VAR, 6.375%, 11/15/67 (m)	10,341
GBP	2,400	Lowell Group Financing plc, (United Kingdom), Reg. S, 5.875%, 04/01/19	3,959
EUR	3,100	Monitchem HoldCo 3 S.A., (Luxembourg), 5.250%, 06/15/21 (e)	4,127
	25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e) (m)	26

			24,441

		Insurance — 1.8%
EUR	1,800	Aegon N.V., (Netherlands), VAR, 4.000%, 04/25/44	2,448
		American International Group, Inc.,
	5,000	4.875%, 06/01/22 (m)	5,612
	2,870	6.250%, 03/15/37 (m)	3,236
	150	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e) (m)	160

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Insurance — continued
EUR	7,000	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42 (m)	11,681
GBP	1,800	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42 (m)	3,834
	480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38 (m)	565
	4,320	MetLife, Inc., 6.400%, 12/15/36 (m)	4,871
		Prudential Financial, Inc.,
	5,000	3.500%, 05/15/24	5,068
	6,765	VAR, 5.875%, 09/15/42 (m)	7,251
GBP	1,595	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42 (m)	2,835

			47,561

		Real Estate Investment Trusts (REITs) — 1.2%
	5,000	Corrections Corp. of America, 4.125%, 04/01/20 (m)	4,956
	2,055	Crown Castle International Corp., 5.250%, 01/15/23 (m)	2,122
	1,640	DDR Corp., 7.875%, 09/01/20 (m)	2,063
	4,040	Geo Group, Inc. (The), 6.625%, 02/15/21 (m)	4,262
	3,350	HCP, Inc., 5.375%, 02/01/21 (m)	3,802
		Liberty Property LP,
	2,810	3.375%, 06/15/23 (m)	2,760
	2,755	4.400%, 02/15/24 (m)	2,914
		Ventas Realty LP/Ventas Capital Corp.,
	4,370	3.250%, 08/15/22 (m)	4,310
	1,330	4.250%, 03/01/22 (m)	1,407
	3,315	Weingarten Realty Investors, 3.375%, 10/15/22 (m)	3,336

			31,932

		Real Estate Management & Development — 0.1%
	195	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e) (m)	198
	1,710	Realogy Group LLC, 7.625%, 01/15/20 (e) (m)	1,864

			2,062

		Thrifts & Mortgage Finance — 1.1%
		BPCE S.A., (France),
EUR	5,600	4.625%, 07/18/23 (m)	8,576
	17,850	VAR, 0.840%, 06/23/17	17,845
EUR	3,050	Cie de Financement Foncier S.A., (France), 4.750%, 06/25/15 (m)	4,155

			30,576

		Total Financials	298,323

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	109

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care — 2.6%
	Health Care Equipment & Supplies — 0.5%
200	Alere, Inc., 7.250%, 07/01/18 (m)	211
4,695	Biomet, Inc., 6.500%, 08/01/20 (m)	5,053
953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e) (m)	1,022
	DJO Finance LLC/DJO Finance Corp.,
1,500	7.750%, 04/15/18 (m)	1,560
1,545	8.750%, 03/15/18 (m)	1,641
2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (m)	2,791
556	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	568
EUR 1,200	Ontex IV S.A., (Luxembourg), Reg. S, 7.500%, 04/15/18 (m)	1,640

		14,486

	Health Care Providers & Services — 1.0%
1,700	21st Century Oncology, Inc., 8.875%, 01/15/17 (m)	1,692
175	Amsurg Corp., 5.625%, 07/15/22 (e)	179
1,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20 (m)	1,582
750	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	818
5,457	HCA, Inc., 7.500%, 02/15/22 (m)	6,357
	HealthSouth Corp.,
1,305	7.750%, 09/15/22 (m)	1,401
500	8.125%, 02/15/20 (m)	530
900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (m)	954
128	inVentiv Health, Inc., 9.000%, 01/15/18 (e) (m)	134
934	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e) (m)	995
GBP 1,900	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19 (m)	3,328
	Tenet Healthcare Corp.,
2,650	4.750%, 06/01/20 (m)	2,696
500	5.000%, 03/01/19 (e)	506
110	6.000%, 10/01/20 (m)	119
2,835	8.000%, 08/01/20 (m)	3,062
1,650	8.125%, 04/01/22	1,900
500	United Surgical Partners International, Inc., 9.000%, 04/01/20 (m)	546
	Universal Health Services, Inc.,
83	3.750%, 08/01/19 (e)	84
117	4.750%, 08/01/22 (e)	119

		27,002

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Pharmaceuticals — 1.1%
EUR	3,200	Almirall S.A., (Spain), Reg. S, 4.625%, 04/01/21	4,416
	46	Capsugel S.A., (Luxembourg),, 7.000% (cash), 05/15/19 (e) (v)	47
	11,515	Forest Laboratories, Inc., 4.375%, 02/01/19 (e)	12,404
	3,595	Mylan, Inc., 7.875%, 07/15/20 (e) (m)	3,940
		Valeant Pharmaceuticals International, Inc., (Canada),
	425	6.750%, 08/15/18 (e) (m)	455
	3,220	6.750%, 08/15/21 (e) (m)	3,385
	375	6.875%, 12/01/18 (e) (m)	390
	1,630	7.000%, 10/01/20 (e) (m)	1,732
	750	7.250%, 07/15/22 (e) (m)	803
	2,500	7.500%, 07/15/21 (e) (m)	2,725

			30,297

		Total Health Care	71,785

		Industrials — 3.6%
		Aerospace & Defense — 0.1%
	62	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	63
	107	B/E Aerospace, Inc., 6.875%, 10/01/20 (m)	115
	1,125	Bombardier, Inc., (Canada), 7.500%, 03/15/18 (e) (m)	1,255
	66	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	67

			1,500

		Air Freight & Logistics — 0.0% (g)
	140	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	131
	259	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	270

			401

		Airlines — 0.5%
	3,287	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	3,361
	2,303	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	2,482
	603	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)	651
	2,006	Continental Airlines 2012-2 Class A Pass-Through Trust, Series 2-A, 4.000%, 10/29/24 (m)	2,052
	136	Continental Airlines, 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	159
	602	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	650

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Airlines — continued
221	Delta Air Lines, 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19 (m)	258
3,845	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	3,912

		13,525

	Building Products — 0.3%
500	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e) (m)	520
400	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e) (m)	434
EUR 1,800	Pfleiderer GmbH, (Germany), 7.875%, 08/01/19 (e)	2,348
EUR 2,400	Spie BondCo 3 SCA, (Luxembourg), Reg. S, 11.000%, 08/15/19 (m)	3,516

		6,818

	Commercial Services & Supplies — 0.1%
640	ADT Corp. (The), 6.250%, 10/15/21	677
400	Casella Waste Systems, Inc., 7.750%, 02/15/19 (m)	412
150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	153
	Harland Clarke Holdings Corp.,
100	6.875%, 03/01/20 (e)	104
75	9.250%, 03/01/21 (e)	78
750	9.750%, 08/01/18 (e) (m)	815
255	ILFC E-Capital Trust I, VAR, 5.020%, 12/21/65 (e) (m)	246
435	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e) (m)	432
130	Iron Mountain, Inc., 5.750%, 08/15/24 (m)	134
120	Mustang Merger Corp., 8.500%, 08/15/21 (e) (m)	126
155	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	153
60	West Corp., 5.375%, 07/15/22 (e)	58

		3,388

	Construction & Engineering — 0.2%
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (m)	706
280	MasTec, Inc., 4.875%, 03/15/23 (m)	273
EUR 2,800	Novafives SAS, (France), 4.500%, 06/30/21 (e)	3,732

		4,711

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	498

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electrical Equipment — continued
435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e) (m)	469
1,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e) (m)	1,156

		2,123

	Machinery — 0.8%
93	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	98
700	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	742
220	Columbus McKinnon Corp., 7.875%, 02/01/19 (m)	233
EUR 4,500	Galapagos Holding S.A., (Luxembourg), 7.000%, 06/15/22 (e)	5,784
EUR 4,600	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20 (m)	6,757
2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20 (m)	3,186
400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e) (m)	431
3,715	Terex Corp., 6.500%, 04/01/20 (m)	3,975

		21,206

	Marine — 0.0% (g)
200	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	205
688	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	734

		939

	Road & Rail — 0.3%
675	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.750%, 03/15/20 (m)	756
EUR 2,500	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18 (m)	3,334
	Hertz Corp. (The),
1,685	5.875%, 10/15/20 (m)	1,733
100	6.750%, 04/15/19 (m)	105
3,110	7.375%, 01/15/21 (m)	3,328

		9,256

	Trading Companies & Distributors — 0.7%
1,805	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20 (m)	2,072
	HD Supply, Inc.,
435	8.125%, 04/15/19 (m)	474
2,000	11.000%, 04/15/20 (m)	2,315

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	111

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
	International Lease Finance Corp.,
900	5.875%, 04/01/19 (m)	983
800	5.875%, 08/15/22 (m)	874
845	8.750%, 03/15/17 (m)	968
EUR 4,300	Rexel S.A., (France), Reg. S, 5.125%, 06/15/20 (m)	6,045
	United Rentals North America, Inc.,
2,750	7.375%, 05/15/20 (m)	2,998
2,295	7.625%, 04/15/22 (m)	2,576
780	8.250%, 02/01/21 (m)	858

		20,163

	Transportation Infrastructure — 0.5%
EUR 4,700	Atlantia S.p.A., (Italy), 2.875%, 02/26/21	6,772
GBP 3,500	Heathrow Finance plc, (United Kingdom), 7.125%, 03/01/17 (m)	6,275

		13,047

	Total Industrials	97,077

	Information Technology — 1.5%
	Communications Equipment — 0.1%
	Alcatel-Lucent USA, Inc.,
200	4.625%, 07/01/17 (e)	203
39	6.450%, 03/15/29 (m)	38
200	6.750%, 11/15/20 (e)	212
	Avaya, Inc.,
2,710	7.000%, 04/01/19 (e) (m)	2,696
134	10.500%, 03/01/21 (e) (m)	123
375	Goodman Networks, Inc., 12.125%, 07/01/18	407

		3,679

	Electronic Equipment, Instruments & Components — 0.5%
800	Belden, Inc., 5.500%, 09/01/22 (e) (m)	830
EUR 3,900	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19 (m)	5,527
EUR 4,800	Trionista Holdco GmbH, (Germany), Reg. S, Series REGS, 5.000%, 04/30/20 (m)	6,540
400	Viasystems, Inc., 7.875%, 05/01/19 (e) (m)	414

		13,311

	IT Services — 0.4%
500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	503
	First Data Corp.,
2,476	6.750%, 11/01/20 (e) (m)	2,680
600	8.250%, 01/15/21 (e) (m)	654
203	11.750%, 08/15/21	240

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — continued
300	12.625%, 01/15/21 (m)	367
2,600	8.750% (cash), 01/15/22 (e) (m) (v)	2,847
	SunGard Data Systems, Inc.,
491	7.375%, 11/15/18 (m)	513
1,500	7.625%, 11/15/20 (m)	1,614

		9,418

	Semiconductors & Semiconductor Equipment — 0.3%
	Advanced Micro Devices, Inc.,
65	6.750%, 03/01/19 (e)	68
200	7.750%, 08/01/20 (m)	211
4,850	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	5,153
50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	52
400	Micron Technology, Inc., 5.500%, 02/01/25 (e)	405
	NXP B.V./NXP Funding LLC, (Netherlands),
200	3.500%, 09/15/16 (e) (m)	204
3,000	5.750%, 02/15/21 (e) (m)	3,150

		9,243

	Software — 0.2%
	Audatex North America, Inc.,
57	6.000%, 06/15/21 (e) (m)	60
27	6.125%, 11/01/23 (e)	29
2,000	Epicor Software Corp., 8.625%, 05/01/19 (m)	2,145
1,565	Infor U.S., Inc., 9.375%, 04/01/19 (m)	1,722

		3,956

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	NCR Corp.,
33	5.000%, 07/15/22 (m)	33
10	5.875%, 12/15/21	11
30	6.375%, 12/15/23	32

		76

	Total Information Technology	39,683

	Materials — 3.2%
	Chemicals — 0.7%
1,455	Ashland, Inc., 4.750%, 08/15/22 (m)	1,457
500	Axiall Corp., 4.875%, 05/15/23	501
2,290	Hexion U.S. Finance Corp., 6.625%, 04/15/20 (m)	2,410
2,460	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18 (m)	2,552

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Chemicals — continued
		Huntsman International LLC,
	1,650	4.875%, 11/15/20 (m)	1,683
	2,000	8.625%, 03/15/21 (m)	2,195
		Ineos Finance plc, (United Kingdom),
	1,255	7.500%, 05/01/20 (e) (m)	1,355
	2,960	8.375%, 02/15/19 (e) (m)	3,212
	500	PolyOne Corp., 5.250%, 03/15/23	516
	384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e) (m)	399
	1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (m)	1,874
	1,872	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	2,008

			20,162

		Construction Materials — 0.8%
	1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e) (m)	1,532
	725	Cemex Finance LLC, 9.375%, 10/12/22 (e) (m)	856
EUR	7,400	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20 (m)	11,181
	7,330	Martin Marietta Materials, Inc., VAR, 1.331%, 06/30/17 (e)	7,352
	90	U.S. Concrete, Inc., 8.500%, 12/01/18	97

			21,018

		Containers & Packaging — 0.7%
		Ardagh Packaging Finance plc, (Ireland),
	3,500	9.125%, 10/15/20 (e) (m)	3,832
EUR	5,100	Reg. S, 9.250%, 10/15/20 (m)	7,333
	2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.232%, 12/15/19 (e)	1,990
	340	Berry Plastics Corp., 9.750%, 01/15/21 (m)	383
		Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
	85	5.625%, 12/15/16 (e)	86
	570	6.000%, 06/15/17 (e)	579
	3,090	Sealed Air Corp., 8.375%, 09/15/21 (e) (m)	3,476

			17,679

		Metals & Mining — 0.8%
	415	AK Steel Corp., 8.750%, 12/01/18 (m)	460
	250	Aleris International, Inc., 7.875%, 11/01/20 (m)	260

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
2,400	Allegheny Technologies, Inc., 5.875%, 08/15/23 (m)	2,647
250	APERAM, (Luxembourg), 7.375%, 04/01/16 (e) (m)	256
	ArcelorMittal, (Luxembourg),
500	6.750%, 02/25/22 (m)	558
1,310	10.350%, 06/01/19 (m)	1,651
150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e) (m)	157
356	Coeur Mining, Inc., 7.875%, 02/01/21	357
	First Quantum Minerals Ltd., (Canada),
163	6.750%, 02/15/20 (e)	169
163	7.000%, 02/15/21 (e)	171
3,819	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e) (m)	4,182
1,356	Freeport-McMoRan, Inc., 5.450%, 03/15/43 (m)	1,465
	Glencore Finance Canada Ltd., (Canada),
1,950	4.250%, 10/25/22 (e) (m)	2,019
1,835	5.550%, 10/25/42 (e) (m)	1,978
3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e)	4,038
375	Hecla Mining Co., 6.875%, 05/01/21	367
26	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20 (m)	28
90	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e) (m)	97
260	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e) (m)	273
190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19 (m)	189

		21,322

	Paper & Forest Products — 0.2%
EUR 4,500	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 5.125%, 09/15/18 (m)	6,415

	Total Materials	86,596

	Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 3.2%
200	Altice Financing S.A., (Luxembourg), 6.500%, 01/15/22 (e)	210
200	Altice Finco S.A., (Luxembourg), 8.125%, 01/15/24 (e)	217
4,370	AT&T, Inc., 4.800%, 06/15/44	4,570
	CCO Holdings LLC/CCO Holdings Capital Corp.,
325	6.500%, 04/30/21 (m)	345
330	7.000%, 01/15/19 (m)	346

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	113

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
	680	7.250%, 10/30/17 (m)	711
	3,050	7.375%, 06/01/20 (m)	3,294
	745	8.125%, 04/30/20 (m)	799
		CenturyLink, Inc.,
	1,650	Series T, 5.800%, 03/15/22 (m)	1,741
	2,560	Series W, 6.750%, 12/01/23	2,833
		Cincinnati Bell, Inc.,
	20	8.375%, 10/15/20 (m)	22
	26	8.750%, 03/15/18 (m)	27
EUR	2,200	Eileme 2 AB, (Sweden), Reg. S, 11.750%, 01/31/20 (m)	3,382
	726	Embarq Corp., 7.995%, 06/01/36 (m)	817
	649	Frontier Communications Corp., 9.250%, 07/01/21 (m)	769
	3,000	GCI, Inc., 8.625%, 11/15/19 (m)	3,139
		Intelsat Jackson Holdings S.A., (Luxembourg),
	3,160	6.625%, 12/15/22 (m)	3,302
	1,715	7.250%, 04/01/19 (m)	1,810
	2,400	7.250%, 10/15/20 (m)	2,568
	500	7.500%, 04/01/21 (m)	541
	400	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18 (m)	419
	1,461	Level 3 Communications, Inc., 11.875%, 02/01/19 (m)	1,598
	1,444	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	1,451
		Level 3 Financing, Inc.,
	1,045	6.125%, 01/15/21 (e)	1,102
	2,565	8.125%, 07/01/19 (m)	2,777
	1,000	8.625%, 07/15/20 (m)	1,108
	30	VAR, 3.823%, 01/15/18 (e)	30
	570	PAETEC Holding Corp., 9.875%, 12/01/18 (m)	608
		Qwest Capital Funding, Inc.,
	298	6.875%, 07/15/28 (m)	304
	156	7.750%, 02/15/31 (m)	159
	3,720	Sprint Capital Corp., 8.750%, 03/15/32 (m)	4,148
EUR	5,100	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22 (m)	7,271
		tw telecom holdings, Inc.,
	8	5.375%, 10/01/22	9
	63	6.375%, 09/01/23	71
	750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e) (m)	793
	1,905	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	2,086
	1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e) (m)	1,894

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Diversified Telecommunication Services — continued
		Verizon Communications, Inc.,
	2,005	3.850%, 11/01/42 (m)	1,815
	3,000	6.550%, 09/15/43 (m)	3,864
	7,565	Series FRN, VAR, 1.761%, 09/15/16 (m)	7,770
	475	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19 (m)	498
GBP	3,500	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21 (m)	6,079
EUR	3,000	Wind Acquisition Finance S.A., (Luxembourg), 4.000%, 07/15/20 (e)	3,962
		Windstream Corp.,
	140	7.750%, 10/15/20 (m)	151
	5,230	7.750%, 10/01/21 (m)	5,701
	515	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20 (m)	586

			87,697

		Wireless Telecommunication Services — 0.4%
EUR	2,200	Matterhorn Midco & Cy S.C.A., (Luxembourg), Reg. S, 7.750%, 02/15/20 (m)	3,054
	32	MetroPCS Wireless, Inc., 6.625%, 11/15/20 (m)	34
	732	NII Capital Corp., 7.625%, 04/01/21 (d) (m)	110
	400	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (e) (m)	264
	200	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e) (m)	203
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22 (m)	249
	223	7.000%, 03/01/20 (e) (m)	249
	151	7.000%, 08/15/20 (m)	161
	450	9.000%, 11/15/18 (e) (m)	535
		Sprint Corp.,
	98	7.125%, 06/15/24 (e)	100
	234	7.250%, 09/15/21 (e) (m)	248
	3,559	7.875%, 09/15/23 (e) (m)	3,817
		T-Mobile USA, Inc.,
	357	5.250%, 09/01/18	368
	327	6.125%, 01/15/22	339
	243	6.464%, 04/28/19	253
	30	6.500%, 01/15/24	31
	225	6.625%, 04/01/23	237
	122	6.633%, 04/28/21	128
	337	6.731%, 04/28/22	356
	128	6.836%, 04/28/23	136

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Wireless Telecommunication Services — continued
	200	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e) (m)	212

			11,084

		Total Telecommunication Services	98,781

		Utilities — 2.1%
		Electric Utilities — 1.1%
		Enel S.p.A., (Italy),
EUR	2,544	VAR, 6.500%, 01/10/74 (m)	3,698
GBP	2,388	VAR, 7.750%, 09/10/75 (m)	4,381
	9,120	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	9,422
EUR	5,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S, 3.875%, 01/17/23 (m)	7,994
	3,060	PPL Capital Funding, Inc., 4.700%, 06/01/43 (m)	3,204

			28,699

		Gas Utilities — 0.0% (g)
	1,090	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	1,115

		Independent Power & Renewable Electricity Producers — 0.1%
		Calpine Corp.,
	601	5.375%, 01/15/23	607
	599	5.750%, 01/15/25	605
	750	GenOn Energy, Inc., 9.875%, 10/15/20 (m)	791
		NRG Energy, Inc.,
	800	7.875%, 05/15/21 (m)	878
	1,000	8.250%, 09/01/20 (m)	1,083

			3,964

		Multi-Utilities — 0.5%
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73 (m)	3,141
		NiSource Finance Corp.,
	1,905	4.800%, 02/15/44 (m)	1,947
	4,285	5.650%, 02/01/45	4,952
	2,360	Sempra Energy, 2.875%, 10/01/22 (m)	2,345

			12,385

		Water Utilities — 0.4%
GBP	6,371	Anglian Water Osprey Financing plc, (United Kingdom), 7.000%, 01/31/18 (m)	11,396

		Total Utilities	57,559

		Total Corporate Bonds (Cost $1,018,357)	1,035,633

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Mortgage Pass-Through Securities — 9.4%
		Federal National Mortgage Association, 30 Year, Single Family,
	120,425	TBA, 4.000%, 09/25/44	127,632
	114,995	TBA, 5.000%, 09/25/44	126,816

		Total Mortgage Pass-Through Securities (Cost $253,677)	254,448

	Preferred Securities — 5.5% (x)
		Financials — 5.4%
		Banks — 2.8%
		Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR	3,400	Reg. S, VAR, 7.000%, 02/19/19	4,691
	7,000	VAR, 9.000%, 05/09/18	7,770
		Bank of America Corp.,
	10,415	Series V, VAR, 5.125%, 06/17/19	10,308
	565	Series K, VAR, 8.000%, 01/30/18 (m)	624
EUR	2,250	BNP Paribas S.A., (France), Reg. S, VAR, 7.781%, 07/02/18 (m)	3,496
		Citigroup, Inc.,
	200	VAR, 5.950%, 01/30/23 (m)	202
	7,795	Series M, VAR, 6.300%, 05/15/24	7,931
		Credit Agricole S.A., (France),
EUR	3,700	VAR, 6.500%, 06/23/21	5,129
GBP	4,050	VAR, 8.125%, 10/26/19 (m)	7,665
EUR	8,700	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	11,889
GBP	2,250	DNB Bank ASA, (Norway), Series REGS, Reg. S, VAR, 6.012%, 03/29/17 (m)	3,950
EUR	6,350	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	8,302
EUR	2,700	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 7.092%, 12/21/17 (m)	4,053

			76,010

		Capital Markets — 1.4%
	3,515	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	3,497
	10,950	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	11,304
	15,915	Morgan Stanley, VAR, 5.450%, 07/15/19	16,194
EUR	4,900	UBS AG, (Switzerland), VAR, 4.280%, 04/15/15 (m)	6,505

			37,500

		Diversified Financial Services — 0.8%
GBP	8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18 (m)	15,143
GBP	4,000	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	6,707

			21,850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
			Insurance — 0.3%
GBP	1,600		Legal & General Group plc, (United Kingdom), VAR, 6.385%, 05/02/17 (m)	2,816
GBP	759		Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (m)	1,402
	1,225		Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	1,289
GBP	1,500		Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19 (m)	2,720

				8,227

			Thrifts & Mortgage Finance — 0.1%
EUR	1,400		BPCE S.A., (France), VAR, 9.000%, 03/17/15 (m)	1,900

			Total Financials	145,487

			Telecommunication Services — 0.1%
			Diversified Telecommunication Services — 0.1%
EUR	2,100		Orange S.A., (France), VAR, 5.250%, 02/07/24	2,970

			Total Preferred Securities (Cost $146,621)	148,457

	U.S. Treasury Obligations — 5.3%
	3,730		U.S. Treasury Inflation Indexed Bonds, 0.750%, 02/15/42 (m)	3,845
	132,730		U.S. Treasury Inflation Indexed Notes, 0.625%, 01/15/24 (m)	140,305

			Total U.S. Treasury Obligations (Cost $143,821)	144,150

SHARES
	Preferred Stocks — 0.0% (g)
			Financials — 0.0% (g)
			Consumer Finance — 0.0% (g)
	—	(h)	Ally Financial, Inc., Series G, 7.000%, 10/02/14 @ (e) (m)	250

			Insurance — 0.0% (g)
	—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.354%, 09/30/14 @ (m)	348

			Total Preferred Stocks (Cost $583)	598

PRINCIPAL AMOUNT
	Loan Assignments — 1.6%
			Consumer Discretionary — 0.4%
			Diversified Consumer Services — 0.0% (g)
	647		Coinmach Services Corp., New 1st Lien Term Loan, VAR, 4.250%, 11/14/19 (m)	641

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — 0.1%
449	CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/12/21	444
698	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18 (m)	716
796	Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20 (m)	785

		1,945

	Media — 0.3%
499	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	502
400	Clear Channel Communications, Inc., Term Loan, VAR, 6.907%, 01/30/19 (m)	394
551	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.807%, 01/29/16 (m)	547
949	Clear Channel Communications, Inc., Term Loan E, VAR, 7.657%, 07/30/19	945
425	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	427
190	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16 (m)	147
922	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	920
30	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	30
1,000	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	993
1,241	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20 (m)	1,232
1,404	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16 (m)	1,396
275	Visant Corp., 1st Lien Term Loan B, VAR, 5.500%, 07/29/21 ^	274

		7,807

	Multiline Retail — 0.0% (g)
1,241	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18 (m)	1,248

	Specialty Retail — 0.0% (g)
103	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	101

	Total Consumer Discretionary	11,742

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.1%
995	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17 (m)	998
1,269	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19 (m)	1,272

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food & Staples Retailing — continued
644	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 (m)	640

		2,910

	Food Products — 0.2%
890	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	886
1,613	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	1,612
1,761	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20 (m)	1,738

		4,236

	Total Consumer Staples	7,146

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
397	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18 (m)	397
210	Propetro Services, Inc., Term Loan, VAR, 7.250%, 09/30/19 (m)	211
393	Seadrill Partners LP, Term Loan B, VAR, 4.000%, 02/21/21	386
409	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18 (m)	413

		1,407

	Oil, Gas & Consumable Fuels — 0.0% (g)
460	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20 (m)	470
69	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	69

		539

	Total Energy	1,946

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
129	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18 (m)	129

	Diversified Financial Services — 0.0% (g)
20	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	20
596	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19 (m)	578
400	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	398

		996

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — 0.0% (g)
259	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20	257

	Total Financials	1,382

	Health Care — 0.2%
	Biotechnology — 0.0% (g)
283	Ikaria, Inc., 1st Lien Term Loan, VAR, 5.000%, 02/12/21	284
260	Ikaria, Inc., 2nd Lien Term Loan, VAR, 8.750%, 02/14/22	263

		547

	Health Care Equipment & Supplies — 0.1%
84	Biomet, Inc., Term Loan B2, VAR, 3.663%, 07/25/17	83
379	Mallinckrodt International Finance S.A., Term Loan B1, VAR, 3.500%, 03/19/21	377
450	Mallinckrodt International Finance, 1st Lien Term Loan, VAR, 3.500%, 03/19/21	449

		909

	Health Care Providers & Services — 0.1%
1,093	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19 (m)	1,086
350	Amsurg Corp., Term Loan B, VAR, 3.750%, 07/16/21	350
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	815
688	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	687

		2,938

	Life Sciences Tools & Services — 0.0% (g)
347	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 ^	346

	Pharmaceuticals — 0.0% (g)
428	Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 4.000%, 09/30/19	424

	Total Health Care	5,164

	Industrials — 0.2%
	Airlines — 0.1%
891	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	882
990	U.S. Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	980

		1,862

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	117

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Commercial Services & Supplies — 0.0% (g)
395	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	392
101	Garda World Security Corp., Term Loan DD, VAR, 4.000%, 11/06/20	100
497	Marine Acquisition Corp., Term Loan B, VAR, 5.250%, 01/30/21	497
502	University Support Services LLC (St. George’s University Scholastic Services LLC), 2nd Lien Term Loan, VAR, 5.750%, 08/06/21	503

		1,492

	Industrial Conglomerates — 0.0% (g)
201	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	201

	Machinery — 0.0% (g)
308	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	308

	Marine — 0.1%
410	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	411
750	Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19	754
640	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	653

		1,818

	Trading Companies & Distributors — 0.0% (g)
398	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	396
135	SunSource Holdings, Inc., Term Loan, VAR, 4.750%, 02/12/21	135

		531

	Total Industrials	6,212

	Information Technology — 0.2%
	Communications Equipment — 0.1%
1,685	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.655%, 10/26/17 (m)	1,633

	Electronic Equipment, Instruments & Components — 0.1%
1,908	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 (m)	1,911

	IT Services — 0.0% (g)
1,500	First Data Corp., 2021 Dollar Term Loan, VAR, 4.155%, 03/24/21	1,496

	Semiconductors & Semiconductor Equipment — 0.0% (g)
149	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	149

	Total Information Technology	5,189

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Materials — 0.1%
	Chemicals — 0.0% (g)
347	Gemini HDPE LLC, 1st Lien Term Loan, VAR, 4.750%, 08/06/21 ^	347
325	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	328

		675

	Construction Materials — 0.0% (g)
75	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	75
149	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	148

		223

	Containers & Packaging — 0.1%
279	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	278
637	Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21	629

		907

	Metals & Mining — 0.0% (g)
273	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19	273
549	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	552

		825

	Total Materials	2,630

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
447	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20 (m)	445
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 (m)	793
298	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	297
149	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19 (m)	148

	Total Telecommunication Services	1,683

	Utilities — 0.1%
	Electric Utilities — 0.1%
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.652%, 10/10/17 ^	1,933

	Total Loan Assignments (Cost $45,133)	45,027

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 20.7%
	Investment Company — 20.7%
564,197	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † (Cost $564,197)	564,197

	Total Investments — 107.6% (Cost $2,891,599)	2,927,007
	Liabilities in Excess of Other Assets — (7.6)%	(207,867)

	NET ASSETS — 100.0%	$2,719,140

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	Long Gilt	12/29/14	4,335	33
	Short Futures Outstanding
(216)	Euro Bobl	09/08/14	(36,677)	(546)
(594)	Euro Bund	09/08/14	(118,275)	(5,129)
(2,253)	10 Year U.S. Treasury Note	12/19/14	(283,385)	(779)
(37)	U.S. Long Bond	12/19/14	(5,183)	(24)
(51)	Ultra U.S. Treasury Bond	12/19/14	(7,931)	(90)
(24)	Long Gilt	12/29/14	(4,524)	(34)
(73)	Short Gilt	12/29/14	(12,526)	(12)
(5,731)	5 Year U.S. Treasury Note	12/31/14	(681,049)	(1,579)

				(8,160)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
812	EUR	Barclays Bank plc	09/17/14	1,089	1,068	(21)
904	EUR	Credit Suisse International	09/17/14	1,210	1,188	(22)
247	EUR	Merrill Lynch International	09/17/14	330	325	(5)
267	EUR	National Australia Bank	09/17/14	361	351	(10)
2,359	EUR	State Street Corp.	09/17/14	3,171	3,100	(71)
561	EUR	Union Bank of Switzerland AG	09/17/14	755	737	(18)
142	GBP	Barclays Bank plc	09/17/14	238	235	(3)
111	GBP	National Australia Bank	09/17/14	189	184	(5)
1,454	GBP	State Street Corp.	09/17/14	2,454	2,414	(40)
147	GBP	Union Bank of Switzerland AG	09/17/14	249	246	(3)
				10,046	9,848	(198)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	119

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,614	EUR	Australia and New Zealand Banking Group Limited	09/17/14	4,834	4,748	86
430	EUR	Citibank, N.A.	09/17/14	571	565	6
872	EUR	Credit Suisse International	09/17/14	1,149	1,146	3
874	EUR	Deutsche Bank AG	09/17/14	1,160	1,148	12
35,489	EUR	Goldman Sachs International	09/17/14	47,972	46,635	1,337
77,046	EUR	HSBC Bank, N.A.	09/17/14	105,030	101,243	3,787
897	EUR	Merrill Lynch International	09/17/14	1,200	1,178	22
1,205	EUR	Royal Bank of Canada	09/17/14	1,611	1,584	27
35,384	EUR	Societe Generale	09/17/14	48,124	46,497	1,627
757	EUR	State Street Corp.	09/17/14	1,021	995	26
2,339	EUR	Union Bank of Switzerland AG	09/17/14	3,085	3,073	12
140,215	EUR	Westpac Banking Corp.	09/17/14	191,094	184,250	6,844
756	GBP	Australia and New Zealand Banking Group Limited	09/17/14	1,283	1,256	27
130	GBP	Citibank, N.A.	09/17/14	217	216	1
115	GBP	Deutsche Bank AG	09/17/14	192	191	1
5,611	GBP	Goldman Sachs International	09/17/14	9,576	9,314	262
49,135	GBP	HSBC Bank, N.A.	09/17/14	84,044	81,561	2,483
2,231	GBP	Societe Generale	09/17/14	3,821	3,703	118
10,887	GBP	TD Bank Financial Group	09/17/14	18,624	18,071	553
				524,608	507,374	17,234

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	1.492%	4,000	(493)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	1.368	1,000	(119)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.651	2,825	(38)	(215)

					(650)	99

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would pay, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDO	— Collateralized Debt Obligation
CDX	— Credit Default Swap Index
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLO	— Collateralized Loan Obligation
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
COP	— Colombian Peso
CZK	— Czech Republic Koruna
EDA	— Economic Development Authority
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2014. The rate may be subject to a cap and floor.

INR	— Indian Rupee
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PIK	— Payment-in-Kind
PLN	— Polish Zloty
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S.

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2014.
TBA	— To Be Announced

THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.
ZAR	— South African Rand
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Strategic Income Opportunities Fund	$27,430
	Total Return Fund	360
	Unconstrained Debt Fund	670

††	— Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.
^	— All or a portion of the security is unsettled as of August 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of August 31, 2014.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amounts rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	121

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of August 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	123

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$787,407		$21,173		$1,231,856
Investments in affiliates, at value	57,893		412		36,972

Total investment securities, at value	845,300		21,585		1,268,828
Cash	211		6		—
Foreign currency, at value	206		—		1,837
Deposits at broker for futures contracts	317		—		—
Receivables:
Investment securities sold	—		578		24,848
Fund shares sold	206		—		2,827
Interest and dividends from non-affiliates	8,763		314		20,498
Dividends from affiliates	—	(a)	—	(a)	—	(a)
Variation margin on futures contracts	8		—	(a)	47
Unrealized appreciation on forward foreign currency exchange contracts	613		4		4,435
Due from Adviser	—		1		—

Total Assets	855,624		22,488		1,323,320

LIABILITIES:
Payables:
Distributions	79		—		148
Investment securities purchased	19,273		—		28,910
Fund shares redeemed	143		—		274
Unrealized depreciation on forward foreign currency exchange contracts	3		—		5,509
Outstanding swap contracts, at value	—		—		9
Accrued liabilities:
Investment advisory fees	160		—		654
Administration fees	46		—	(a)	75
Shareholder servicing fees	7		5		65
Distribution fees	15		—	(a)	37
Custodian and accounting fees	34		36		102
Collateral management fees	—	(a)	2		2
Trustees’ and Chief Compliance Officer’s fees	2		—	(a)	2
Other	68		37		114

Total Liabilities	19,830		80		35,901

Net Assets	$835,794		$22,408		$1,287,419

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$812,237	$20,952	$1,317,111
Accumulated undistributed (distributions in excess of) net investment income	722	44	5,732
Accumulated net realized gains (losses)	1,077	250	(55,343)
Net unrealized appreciation (depreciation)	21,758	1,162	19,919

Total Net Assets	$835,794	$22,408	$1,287,419

Net Assets:
Class A	$71,053	$56	$134,652
Class C	52	55	13,444
Class R5	—	—	55
Class R6	752,614	56	968,833
Select Class	12,075	22,241	170,435

Total	$835,794	$22,408	$1,287,419

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,025	5	15,624
Class C	5	5	1,564
Class R5	—	—	6
Class R6	74,301	5	112,057
Select Class	1,192	2,075	19,750

Net Asset Value (a):
Class A — Redemption price per share	$10.11	$10.71	$8.62
Class C — Offering price per share (b)	10.12	10.71	8.60
Class R5 — Offering and redemption price per share	—	—	8.70
Class R6 — Offering and redemption price per share	10.13	10.72	8.65
Select Class — Offering and redemption price per share	10.13	10.71	8.63
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.50	$11.13	$8.96

Cost of investments in non-affiliates	$766,068	$20,011	$1,210,820
Cost of investments in affiliates	57,893	412	36,972
Cost of foreign currency	206	—	1,852

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	125

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Real Return Fund		Strategic Income Opportunities Fund	Total Return Fund		Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$90,270		$10,068,551	$239,750		$2,362,810
Investments in affiliates, at value	3,007		17,818,125	100,762		563,527
Investments in affiliates — restricted, at value	—		27,430	360		670

Total investment securities, at value	93,277		27,914,106	340,872		2,927,007
Cash	139		3,387	10		—
Foreign currency, at value	15		3,612	—		2,848
Deposits at broker for futures contracts	36		—	—		11,757
Receivables:
Investment securities sold	—		38,339	84		3,874
Investment securities sold — delayed delivery securities	—		1,199,810	7,763		—
Fund shares sold	48		75,847	3,647		3,288
Interest and dividends from non-affiliates	161		120,030	1,771		23,866
Dividends from affiliates	—	(a)	179	1		5
Tax reclaims	—		131	1		557
Variation margin on futures contracts	—		—	—		414
Variation Margin on Centrally Cleared Swaps	—		357	5		595
Unrealized appreciation on forward foreign currency exchange contracts	52		15,347	78		17,234
Outstanding swap contracts, at value	—		48,779	614		—
Other assets	—		—	32		—

Total Assets	93,728		29,419,924	354,878		2,991,445

LIABILITIES:
Payables:
Due to custodian	—		—	—		19
Distributions	—		12,234	291		7,393
TBA short commitment, at value	—		953,120	6,513		—
Investment securities purchased	11		85,109	916		6,924
Investment securities purchased — delayed delivery securities	—		1,284,680	67,195		253,677
Fund shares redeemed	19		39,400	137		1,570
Variation margin on futures contracts	3		1,702	12		—
Unrealized depreciation on forward foreign currency exchange contracts	—	(a)	5,356	22		198
Outstanding options written, at fair value	—		1,136	6		—
Outstanding swap contracts, at value	13		63,450	532		650
Accrued liabilities:
Investment advisory fees	10		5,379	40		809
Administration fees	2		1,215	16		166
Shareholder servicing fees	10		5,614	21		526
Distribution fees	10		2,128	29		32
Custodian and accounting fees	51		708	79		171
Collateral management fees	2		18	8		4
Trustees’ and Chief Compliance Officer’s fees	—	(a)	42	—	(a)	—	(a)
Other	56		1,551	36		166

Total Liabilities	187		2,462,842	75,853		272,305

Net Assets	$93,541		$26,957,082	$279,025		$2,719,140

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$87,391	$26,761,815	$270,630	$2,700,577
Accumulated undistributed (distributions in excess of) net investment income	1,431	28,894	270	5,250
Accumulated net realized gains (losses)	(315)	(31,280)	2,328	(30,193)
Net unrealized appreciation (depreciation)	5,034	197,653	5,797	43,506

Total Net Assets	$93,541	$26,957,082	$279,025	$2,719,140

Net Assets:
Class A	$12,856	$4,135,828	$90,835	$139,079
Class C	11,647	1,913,448	17,326	4,556
Class R2	—	—	51	57
Class R5	—	536,616	3,338	2,353
Class R6	—	—	23,658	202,526
Institutional Class	66,868	—	—	—
Select Class	2,170	20,371,190	143,817	2,370,569

Total	$93,541	$26,957,082	$279,025	$2,719,140

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,265	349,520	8,977	13,487
Class C	1,170	162,073	1,717	444
Class R2	—	—	5	5
Class R5	—	45,201	330	228
Class R6	—	—	2,335	19,609
Institutional Class	6,493	—	—	—
Select Class	211	1,717,633	14,183	229,624

Net Asset Value (a):
Class A — Redemption price per share	$10.17	$11.83	$10.12	$10.31
Class C — Offering price per share (b)	9.95	11.81	10.09	10.27
Class R2 — Offering and redemption price per share	—	—	10.13	10.30
Class R5 — Offering and redemption price per share	—	11.87	10.14	10.33
Class R6 — Offering and redemption price per share	—	—	10.13	10.33
Institutional Class — Offering and redemption price per share	10.30	—	—	—
Select Class — Offering and redemption price per share	10.26	11.86	10.14	10.32
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.57	$12.29	$10.51	$10.71

Cost of investments in non-affiliates	$85,218	$9,846,296	$231,286	$2,327,402
Cost of investments in affiliates	3,007	17,818,125	100,762	563,527
Cost of investments in affiliates — restricted	—	27,430	360	670
Cost of foreign currency	16	3,622	—	2,853
Proceeds received from short TBAs	—	949,034	6,490	—
Premiums paid on swaps	—	89,086	3,503	356
Premiums received on swaps	—	104,827	745	455
Premiums received from options written	—	1,876	11	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	127

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12,979		$618		$21,916
Interest income from affiliates	—		—		5
Dividend income from non-affiliates	107		—		—
Dividend income from affiliates	1		—	(a)	2
Foreign taxes withheld	49		—		—

Total investment income	13,136		618		21,923

EXPENSES:
Investment advisory fees	1,082		77		2,574
Administration fees	299		9		305
Distribution fees:
Class A	87		—	(a)	106
Class C	—	(a)	—	(a)	49
Shareholder servicing fees:
Class A	87		—	(a)	106
Class C	—	(a)	—	(a)	16
Class R5	—		—		— (a)
Select Class	21		27		173
Custodian and accounting fees	23		24		80
Professional fees	65		74		60
Collateral management fees	—	(a)	2		2
Trustees’ and Chief Compliance Officer’s fees	4		—	(a)	4
Printing and mailing costs	10		3		29
Registration and filing fees	53		—	(a)	49
Transfer agent fees	74		1		108
Offering costs	—		14		—
Other	22		3		26

Total expenses	1,827		234		3,687

Less amounts waived	(271)		(85)		(502)
Less expense reimbursements	—		(39)		—

Net expenses	1,556		110		3,185

Net investment income (loss)	11,580		508		18,738

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	4,106		200		340
Futures	(354)		(40)		(819)
Foreign currency transactions	798		2		(168)
Options written	—		—		150
Swaps	(593)		(1)		(9)

Net realized gain (loss)	3,957		161		(506)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	15,522		640		16,364
Futures	176		(1)		118
Foreign currency translations	814		4		(2,046)
Options written	—		—		(41)
Swaps	327		—		7

Change in net unrealized appreciation/depreciation	16,839		643		14,402

Net realized/unrealized gains (losses)	20,796		804		13,896

Change in net assets resulting from operations	$32,376		$1,312		$32,634

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,134	$299,259	$3,938	$38,180
Dividend income from non-affiliates	—	2,135	—	14
Dividend income from affiliates	— (a)	959	5	31
Foreign taxes withheld	(3)	—	— (a)	—

Total investment income	2,131	302,353	3,943	38,225

EXPENSES:
Investment advisory fees	164	59,923	370	5,109
Administration fees	39	11,053	102	942
Distribution fees:
Class A	18	6,115	87	149
Class C	47	7,230	53	11
Class R2 (b)	—	—	— (a)	— (a)
Shareholder servicing fees:
Class A	18	6,115	87	149
Class C	15	2,410	18	4
Class R2 (b)	—	—	— (a)	— (a)
Class R5	—	134	1	1
Institutional Class	33	—	—	—
Select Class	2	24,095	183	2,504
Custodian and accounting fees	30	532	55	124
Professional fees	38	222	68	71
Collateral management fees	2	18	8	4
Trustees’ and Chief Compliance Officer’s fees	1	170	1	10
Printing and mailing costs	6	1,021	10	57
Registration and filing fees	21	266	42	54
Transfer agent fees	21	4,352	27	47
Other	6	1,386	20	60

Total expenses	461	125,042	1,132	9,296

Less amounts waived	(157)	(28,523)	(315)	(1,270)
Less earnings credits	—	(1)	—	(1)

Net expenses	304	96,518	817	8,025

Net investment income (loss)	1,827	205,835	3,126	30,200

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	551	76,177	1,039	10,589
Futures	(264)	(47,152)	643	(15,385)
Foreign currency transactions	18	3,252	(5)	(3,435)
Options written	—	2,155	8	—
Swaps	82	(40,138)	(78)	(1,333)

Net realized gain (loss)	387	(5,706)	1,607	(9,564)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	985	(169,187)	928	(20,346)
Futures	(12)	(3,238)	66	(3,506)
Foreign currency translations	94	12,378	66	22,367
Options written	—	(158)	2	—
Swaps	(37)	(19,528)	(165)	839

Change in net unrealized appreciation/depreciation	1,030	(179,733)	897	(646)

Net realized/unrealized gains (losses)	1,417	(185,439)	2,504	(10,210)

Change in net assets resulting from operations	$3,244	$20,396	$5,630	$19,990

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	129

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014 (a)	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,580	$12,154	$508	$422
Net realized gain (loss)	3,957	(2,998)	161	155
Distributions of capital gains received from investment company affiliates	—	— (c)	—	—
Change in net unrealized appreciation/depreciation	16,839	4,919	643	519

Change in net assets resulting from operations	32,376	14,075	1,312	1,096

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,020)	(508)	(1)	(1)
From net realized gains	—	—	—	— (c)
Class C
From net investment income	(1)	(1)	(1)	(1)
From net realized gains	—	—	—	— (c)
Class R6
From net investment income	(10,560)	(9,962)	(1)	(1)
From net realized gains	—	—	—	— (c)
Select Class
From net investment income	(259)	(583)	(492)	(389)
From net realized gains	—	—	—	(65)

Total distributions to shareholders	(11,840)	(11,054)	(495)	(457)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	170,021	642,216	495	20,457

NET ASSETS:
Change in net assets	190,557	645,237	1,312	21,096
Beginning of period	645,237	—	21,096	—

End of period	$835,794	$645,237	$22,408	$21,096

Accumulated undistributed (distributions in excess of) net investment income	$722	$982	$44	$31

(a)	Commencement of operations was March 1, 2013.
(b)	Commencement of operations was September 4, 2013.
(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,738	$29,146	$1,827	$2,117
Net realized gain (loss)	(506)	(21,833)	387	(427)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	14,402	(36,841)	1,030	(14,373)

Change in net assets resulting from operations	32,634	(29,528)	3,244	(12,683)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,427)	(3,399)	(61)	(259)
From net realized gains	—	—	—	(99)
Class C
From net investment income	(154)	(768)	(38)	(165)
From net realized gains	—	—	—	(97)
Class R5
From net investment income	(2)	(2,137)	—	—
Class R6
From net investment income	(10,128)	(16,246)	—	—
Institutional Class
From net investment income	—	—	(276)	(873)
From net realized gains	—	—	—	(391)
Select Class
From net investment income	(2,241)	(7,778)	(6)	(73)
From net realized gains	—	—	—	(15)

Total distributions to shareholders	(13,952)	(30,328)	(381)	(1,972)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	825,268	(139,573)	729	(80,026)

NET ASSETS:
Change in net assets	843,950	(199,429)	3,592	(94,681)
Beginning of period	443,469	642,898	89,949	184,630

End of period	$1,287,419	$443,469	$93,541	$89,949

Accumulated undistributed (distributions in excess of) net investment income	$5,732	$946	$1,431	$(15)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	131

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$205,835	$467,207	$3,126	$6,703
Net realized gain (loss)	(5,706)	112,886	1,607	2,029
Distributions of capital gains received from investment company affiliates	—	151	—	— (a)
Change in net unrealized appreciation/depreciation	(179,733)	(71,046)	897	(6,784)

Change in net assets resulting from operations	20,396	509,198	5,630	1,948

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(30,418)	(77,485)	(849)	(751)
From net realized gains	—	—	—	(341)
Class C
From net investment income	(8,231)	(25,023)	(127)	(291)
From net realized gains	—	—	—	(148)
Class R2 (b)
From net investment income	—	—	(1)	—
Class R5
From net investment income	(4,667)	(8,172)	(32)	(38)
From net realized gains	—	—	—	(18)
Class R6 (b)
From net investment income	—	—	(201)	—
Select Class
From net investment income	(149,927)	(325,403)	(1,768)	(5,539)
From net realized gains	—	—	—	(2,144)

Total distributions to shareholders	(193,243)	(436,083)	(2,978)	(9,270)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,496,595	10,826,987	81,598	(52,962)

NET ASSETS:
Change in net assets	1,323,748	10,900,102	84,250	(60,284)
Beginning of period	25,633,334	14,733,232	194,775	255,059

End of period	$26,957,082	$25,633,334	$279,025	$194,775

Accumulated undistributed (distributions in excess of) net investment income	$28,894	$16,302	$270	$122

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Unconstrained Debt Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30,200	$60,898
Net realized gain (loss)	(9,564)	(17,273)
Distributions of capital gains received from investment company affiliates	—	2
Change in net unrealized appreciation/depreciation	(646)	14,831

Change in net assets resulting from operations	19,990	58,458

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,635)	(1,253)
Class C
From net investment income	(41)	(14)
Class R2
From net investment income	(1)	(1)
Class R5
From net investment income	(45)	(2)
Class R6
From net investment income	(2,603)	(1,786)
Select Class
From net investment income	(29,701)	(39,953)

Total distributions to shareholders	(34,026)	(43,009)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	974,441	269,261

NET ASSETS:
Change in net assets	960,405	284,710
Beginning of period	1,758,735	1,474,025

End of period	$2,719,140	$1,758,735

Accumulated undistributed (distributions in excess of) net investment income	$5,250	$9,076

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	133

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014 (a)	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,781	$69,110	$—	$50
Distributions reinvested	586	267	1	1
Cost of shares redeemed	(10,461)	(4,832)	—	—

Change in net assets resulting from Class A capital transactions	$2,906	$64,545	$1	$51

Class C
Proceeds from shares issued	$1	$60	$—	$50
Distributions reinvested	1	1	1	1
Cost of shares redeemed	(11)	—	—	—

Change in net assets resulting from Class C capital transactions	$(9)	$61	$1	$51

Class R6
Proceeds from shares issued	$162,429	$556,312	$—	$50
Distributions reinvested	10,560	9,932	1	1
Cost of shares redeemed	(3,354)	(3,666)	—	—

Change in net assets resulting from Class R6 capital transactions	$169,635	$562,578	$1	$51

Select Class
Proceeds from shares issued	$8,036	$42,543	$—	$19,850
Distributions reinvested	259	580	492	454
Cost of shares redeemed	(10,806)	(28,091)	—	—

Change in net assets resulting from Select Class capital transactions	$(2,511)	$15,032	$492	$20,304

Total change in net assets resulting from capital transactions	$170,021	$642,216	$495	$20,457

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014 (a)	Six Months Ended August 31, 2014 (Unaudited)		Period Ended February 28, 2014 (b)
SHARE TRANSACTIONS:
Class A
Issued	1,283	7,205	—		5
Reinvested	59	28	—	(c)	—	(c)
Redeemed	(1,049)	(501)	—		—

Change in Class A Shares	293	6,732	—	(c)	5

Class C
Issued	— (c)	6	—		5
Reinvested	— (c)	— (c)	—	(c)	—	(c)
Redeemed	(1)	—	—		—

Change in Class C Shares	(1)	6	—	(c)	5

Class R6
Issued	16,203	56,735	—		5
Reinvested	1,054	1,028	—	(c)	—	(c)
Redeemed	(335)	(384)	—		—

Change in Class R6 Shares	16,922	57,379	—	(c)	5

Select Class
Issued	807	4,289	—		1,985
Reinvested	26	60	46		44
Redeemed	(1,075)	(2,915)	—		—

Change in Select Class Shares	(242)	1,434	46		2,029

(a)	Commencement of operations was March 1, 2013.
(b)	Commencement of operations was September 4, 2013.
(c)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	135

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$89,058	$52,936	$475	$2,872
Distributions reinvested	825	2,202	60	353
Cost of shares redeemed	(16,886)	(59,748)	(3,894)	(25,274)

Change in net assets resulting from Class A capital transactions	$72,997	$(4,610)	$(3,359)	$(22,049)

Class C
Proceeds from shares issued	$2,071	$4,662	$374	$1,707
Distributions reinvested	139	697	37	257
Cost of shares redeemed	(1,679)	(13,150)	(2,267)	(31,136)

Change in net assets resulting from Class C capital transactions	$531	$(7,791)	$(1,856)	$(29,172)

Class R5
Proceeds from shares issued	$6	$11,805	$—	$—
Distributions reinvested	2	2,137	—	—
Cost of shares redeemed	(172)	(66,284)	—	—

Change in net assets resulting from Class R5 capital transactions	$(164)	$(52,342)	$—	$—

Class R6
Proceeds from shares issued	$710,230	$169,147	$—	$—
Distributions reinvested	10,128	16,246	—	—
Cost of shares redeemed	(5,675)	(185,961)	—	—

Change in net assets resulting from Class R6 capital transactions	$714,683	$(568)	$—	$—

Institutional Class
Proceeds from shares issued	$—	$—	$6,848	$28,109
Distributions reinvested	—	—	276	1,264
Cost of shares redeemed	—	—	(1,986)	(51,284)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$5,138	$(21,911)

Select Class
Proceeds from shares issued	$57,640	$104,751	$859	$1,903
Distributions reinvested	1,829	3,076	4	75
Cost of shares redeemed	(22,248)	(182,089)	(57)	(8,872)

Change in net assets resulting from Select Class capital transactions	$37,221	$(74,262)	$806	$(6,894)

Total change in net assets resulting from capital transactions	$825,268	$(139,573)	$729	$(80,026)

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	10,314	6,244	48	276
Reinvested	97	262	6	35
Redeemed	(1,994)	(7,222)	(388)	(2,517)

Change in Class A Shares	8,417	(716)	(334)	(2,206)

Class C
Issued	242	540	38	165
Reinvested	17	83	4	25
Redeemed	(198)	(1,586)	(232)	(3,151)

Change in Class C Shares	61	(963)	(190)	(2,961)

Class R5
Issued	— (a)	1,379	—	—
Reinvested	— (a)	250	—	—
Redeemed	(20)	(8,107)	—	—

Change in Class R5 Shares	(20)	(6,478)	—	—

Class R6
Issued	81,868	20,093	—	—
Reinvested	1,179	1,937	—	—
Redeemed	(662)	(22,808)	—	—

Change in Class R6 Shares	82,385	(778)	—	—

Institutional Class
Issued	—	—	682	2,742
Reinvested	—	—	28	124
Redeemed	—	—	(194)	(5,196)

Change in Institutional Class Shares	—	—	516	(2,330)

Select Class
Issued	6,701	12,580	83	182
Reinvested	214	370	— (a)	7
Redeemed	(2,630)	(21,346)	(5)	(885)

Change in Select Class Shares	4,285	(8,396)	78	(696)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	137

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$845,994	$3,536,419	$75,997	$31,222
Distributions reinvested	28,550	71,959	834	1,041
Cost of shares redeemed	(1,713,584)	(1,100,604)	(22,784)	(18,082)

Change in net assets resulting from Class A capital transactions	$(839,040)	$2,507,774	$54,047	$14,181

Class C
Proceeds from shares issued	$252,942	$929,886	$8,715	$5,794
Distributions reinvested	6,640	20,622	96	351
Cost of shares redeemed	(210,732)	(338,272)	(1,835)	(8,061)

Change in net assets resulting from Class C capital transactions	$48,850	$612,236	$6,976	$(1,916)

Class R2 (a)
Proceeds from shares issued	$—	$—	$50	$—
Distributions reinvested	—	—	1	—

Change in net assets resulting from Class R2 capital transactions	$—	$—	$51	$—

Class R5
Proceeds from shares issued	$207,796	$277,318	$1,873	$1,339
Distributions reinvested	4,077	5,933	32	56
Cost of shares redeemed	(119,849)	(116,464)	(426)	(288)

Change in net assets resulting from Class R5 capital transactions	$92,024	$166,787	$1,479	$1,107

Class R6 (a)
Proceeds from shares issued	$—	$—	$23,501	$—
Distributions reinvested	—	—	1	—

Change in net assets resulting from Class R6 capital transactions	$—	$—	$23,502	$—

Select Class
Proceeds from shares issued	$5,162,873	$11,473,756	$36,125	$33,781
Distributions reinvested	73,703	143,686	245	251
Cost of shares redeemed	(3,041,815)	(4,077,252)	(40,827)	(100,366)

Change in net assets resulting from Select Class capital transactions	$2,194,761	$7,540,190	$(4,457)	$(66,334)

Total change in net assets resulting from capital transactions	$1,496,595	$10,826,987	$81,598	$(52,962)

(a)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	71,192	297,563	7,566	3,109
Reinvested	2,405	6,063	83	104
Redeemed	(144,378)	(92,684)	(2,263)	(1,788)

Change in Class A Shares	(70,781)	210,942	5,386	1,425

Class C
Issued	21,333	78,459	869	573
Reinvested	560	1,740	10	35
Redeemed	(17,780)	(28,534)	(183)	(801)

Change in Class C Shares	4,113	51,665	696	(193)

Class R2 (a)
Issued	—	—	5	—
Reinvested	—	—	— (b)	—

Change in Class R2 Shares	—	—	5	—

Class R5
Issued	17,404	23,286	186	133
Reinvested	343	498	3	6
Redeemed	(10,046)	(9,774)	(42)	(29)

Change in Class R5 Shares	7,701	14,010	147	110

Class R6 (a)
Issued	—	—	2,335	—
Reinvested	—	—	— (b)	—

Change in Class R6 Shares	—	—	2,335	—

Select Class
Issued	433,666	964,196	3,586	3,362
Reinvested	6,196	12,077	24	25
Redeemed	(255,419)	(342,371)	(4,055)	(9,916)

Change in Select Class Shares	184,443	633,902	(445)	(6,529)

(a)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	139

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Unconstrained Debt Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$57,708	$128,946
Distributions reinvested	688	566
Cost of shares redeemed	(19,781)	(32,609)

Change in net assets resulting from Class A capital transactions	$38,615	$96,903

Class C
Proceeds from shares issued	$4,039	$991
Distributions reinvested	41	14
Cost of shares redeemed	(833)	(362)

Change in net assets resulting from Class C capital transactions	$3,247	$643

Class R2
Proceeds from shares issued	$— (a)	$— (a)
Distributions reinvested	1	1

Change in net assets resulting from Class R2 capital transactions	$1	$1

Class R5
Proceeds from shares issued	$333	$3,985
Distributions reinvested	45	2
Cost of shares redeemed	(2,080)	—

Change in net assets resulting from Class R5 capital transactions	$(1,702)	$3,987

Class R6
Proceeds from shares issued	$168,822	$56,890
Distributions reinvested	1,927	223
Cost of shares redeemed	(29,118)	(83,664)

Change in net assets resulting from Class R6 capital transactions	$141,631	$(26,551)

Select Class
Proceeds from shares issued	$999,368	$1,157,159
Distributions reinvested	1,536	580
Cost of shares redeemed	(208,255)	(963,461)

Change in net assets resulting from Select Class capital transactions	$792,649	$194,278

Total change in net assets resulting from capital transactions	$974,441	$269,261

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Unconstrained Debt Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	5,557	12,641
Reinvested	67	56
Redeemed	(1,908)	(3,182)

Change in Class A Shares	3,716	9,515

Class C
Issued	392	97
Reinvested	4	1
Redeemed	(81)	(36)

Change in Class C Shares	315	62

Class R2
Issued	— (a)	— (a)
Reinvested	— (a)	— (a)

Change in Class R2 Shares	— (a)	— (a)

Class R5
Issued	32	387
Reinvested	4	— (a)
Redeemed	(200)	—

Change in Class R5 Shares	(164)	387

Class R6
Issued	16,247	5,572
Reinvested	186	22
Redeemed	(2,808)	(8,251)

Change in Class R6 Shares	13,625	(2,657)

Select Class
Issued	96,251	112,967
Reinvested	148	57
Redeemed	(20,067)	(94,899)

Change in Select Class Shares	76,332	18,125

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
Corporate Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$9.83	$0.15	(f)	$0.28		$0.43		$(0.15)
March 1, 2013 (g) through February 28, 2014	10.00	0.26	(f)(h)	(0.22	)(i)	0.04		(0.21)

Class C
Six Months Ended August 31, 2014 (Unaudited)	9.84	0.12	(f)	0.28		0.40		(0.12)
March 1, 2013 (g) through February 28, 2014	10.00	0.19	(f)(h)	(0.19	)(i)	—	(k)	(0.16)

Class R6
Six Months Ended August 31, 2014 (Unaudited)	9.84	0.16	(f)	0.29		0.45		(0.16)
March 1, 2013 (g) through February 28, 2014	10.00	0.28	(f)(h)	(0.20	)(i)	0.08		(0.24)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	9.84	0.16	(f)	0.29		0.45		(0.16)
March 1, 2013 (g) through February 28, 2014	10.00	0.25	(f)(h)	(0.18	)(i)	0.07		(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.11	4.37%	$71,053	0.75%		2.90%		0.95%		36%
9.83	0.43	66,183	0.74	(j)	2.73	(h)(j)	0.96	(j)	77

10.12	4.08	52	1.25		2.40		1.45		36
9.84	0.02	60	1.24	(j)	1.95	(h)(j)	1.54	(j)	77

10.13	4.65	752,614	0.40		3.25		0.45		36
9.84	0.82	564,881	0.39	(j)	2.91	(h)(j)	0.46	(j)	77

10.13	4.59	12,075	0.50		3.15		0.70		36
9.84	0.72	14,113	0.49	(j)	2.65	(h)(j)	0.79	(j)	77

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.32	$0.23	$0.39	$0.62	$(0.23)	$—	$(0.23)
September 4, 2013 (g) through February 28, 2014	10.00	0.20	0.33	0.53	(0.18)	(0.03)	(0.21)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.32	0.21	0.38	0.59	(0.20)	—	(0.20)
September 4, 2013 (g) through February 28, 2014	10.00	0.17	0.34	0.51	(0.16)	(0.03)	(0.19)

Class R6
Six Months Ended August 31, 2014 (Unaudited)	10.32	0.26	0.39	0.65	(0.25)	—	(0.25)
September 4, 2013 (g) through February 28, 2014	10.00	0.22	0.34	0.56	(0.21)	(0.03)	(0.24)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.32	0.25	0.38	0.63	(0.24)	—	(0.24)
September 4, 2013 (g) through February 28, 2014	10.00	0.21	0.33	0.54	(0.19)	(0.03)	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the six months ended August 31, 2014 and for the period ended February 28, 2014.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.71	6.03%	$56	1.25	%(f)	4.38	%(f)	2.33	%(f)	45%
10.32	5.39	53	1.25	(f)	3.98	(f)	2.85	(f)	46

10.71	5.76	55	1.75		3.88		2.83		45
10.32	5.13	52	1.75	(g)	3.48	(g)	3.35	(g)	46

10.72	6.39	56	0.75		4.88		1.82		45
10.32	5.61	53	0.75	(g)	4.48	(g)	2.36	(g)	46

10.71	6.16	22,241	1.00		4.63		2.08		45
10.32	5.50	20,938	1.00	(g)	4.23	(g)	2.61	(g)	46

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$8.22	$0.20	(f)(g)	$0.32	$0.52	$(0.12)	$—
Year Ended February 28, 2014	9.02	0.39	(f)	(0.78)	(0.39)	(0.41)	—
Year Ended February 28, 2013	8.47	0.41	(f)	0.60	1.01	(0.46)	—
Year Ended February 29, 2012	7.94	0.45	(f)	0.54	0.99	(0.46)	—	(h)
Year Ended February 28, 2011	7.54	0.42	(f)	0.41	0.83	(0.43)	—	(h)
Year Ended February 28, 2010	5.56	0.38		2.00	2.38	(0.40)	—	(h)

Class C
Six Months Ended August 31, 2014 (Unaudited)	8.20	0.19	(f)(g)	0.31	0.50	(0.10)	—
Year Ended February 28, 2014	9.00	0.35	(f)	(0.78)	(0.43)	(0.37)	—
Year Ended February 28, 2013	8.46	0.37	(f)	0.60	0.97	(0.43)	—
Year Ended February 29, 2012	7.93	0.41	(f)	0.55	0.96	(0.43)	—	(h)
Year Ended February 28, 2011	7.54	0.38	(f)	0.40	0.78	(0.39)	—	(h)
Year Ended February 28, 2010	5.55	0.37		1.98	2.35	(0.36)	—	(h)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	8.28	0.23	(f)(g)	0.33	0.56	(0.14)	—
Year Ended February 28, 2014	9.04	0.42	(f)	(0.78)	(0.36)	(0.40)	—
Year Ended February 28, 2013	8.49	0.45	(f)	0.60	1.05	(0.50)	—
Year Ended February 29, 2012	7.95	0.48	(f)	0.56	1.04	(0.50)	—	(h)
Year Ended February 28, 2011	7.55	0.46	(f)	0.40	0.86	(0.46)	—	(h)
Year Ended February 28, 2010	5.56	0.42		2.00	2.42	(0.43)	—	(h)

Class R6
Six Months Ended August 31, 2014 (Unaudited)	8.24	0.22	(f)(g)	0.33	0.55	(0.14)	—
Year Ended February 28, 2014	9.04	0.43	(f)	(0.78)	(0.35)	(0.45)	—
July 2, 2012 (k) through February 28, 2013	8.45	0.30	(f)	0.59	0.89	(0.30)	—

Select Class
Six Months Ended August 31, 2014 (Unaudited)	8.23	0.22	(f)(g)	0.31	0.53	(0.13)	—
Year Ended February 28, 2014	9.03	0.41	(f)	(0.78)	(0.37)	(0.43)	—
Year Ended February 28, 2013	8.48	0.43	(f)	0.61	1.04	(0.49)	—
Year Ended February 29, 2012	7.94	0.47	(f)	0.55	1.02	(0.48)	—	(h)
Year Ended February 28, 2011	7.54	0.44	(f)	0.41	0.85	(0.45)	—	(h)
Year Ended February 28, 2010	5.56	0.49		1.91	2.40	(0.42)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Includes interest expense of 0.19%, 0.18%, 0.18%, and 0.17%, respectively.
(j)	Includes interest expense of less than 0.01%.
(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.62	6.40%	$134,652	1.24%		4.74	%(g)	1.38%	51%
8.22	(4.36)	59,212	1.25		4.64		1.39	120
9.02	12.29	71,430	1.25		4.67		1.38	152
8.47	12.95	60,961	1.25		5.49		1.40	124
7.94	11.15	71,749	1.26		5.26		1.45	126
7.54	43.46	19,711	1.59	(i)	5.73		1.70	124

8.60	6.13	13,444	1.75		4.35	(g)	1.89	51
8.20	(4.83)	12,319	1.74		4.10		1.88	120
9.00	11.70	22,183	1.75		4.16		1.88	152
8.46	12.50	13,037	1.75		4.99		1.90	124
7.93	10.48	8,590	1.77		4.77		1.95	126
7.54	43.03	5,561	2.08	(i)	5.46		2.20	124

8.70	6.80	55	0.80		5.47	(g)	0.96	51
8.28	(3.96)	213	0.79		4.89		0.93	120
9.04	12.73	58,797	0.81	(j)	5.25		0.94	152
8.49	13.50	317,075	0.79		5.95		0.95	124
7.95	11.63	181,721	0.82		5.74		1.00	126
7.55	44.27	54,699	1.13	(i)	6.35		1.26	124

8.65	6.75	968,833	0.74		5.18	(g)	0.88	51
8.24	(3.90)	244,485	0.74		5.14		0.89	120
9.04	10.65	275,138	0.74		5.02		0.88	152

8.63	6.52	170,435	1.00		5.07	(g)	1.14	51
8.23	(4.13)	127,240	0.99		4.89		1.14	120
9.03	12.56	215,350	1.00		4.93		1.13	152
8.48	13.32	229,270	1.00		5.73		1.15	124
7.94	11.42	204,624	1.04		5.56		1.21	126
7.54	43.80	107,201	1.32	(i)	6.57		1.44	124

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Real Return Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$9.87	$0.19	(f)	$0.15	$0.34	$(0.04)	$—	$(0.04)
Year Ended February 28, 2014	10.68	0.17	(f)	(0.86)	(0.69)	(0.08)	(0.04)	(0.12)
Year Ended February 28, 2013	10.63	0.13	(f)	0.25	0.38	(0.13)	(0.20)	(0.33)
Year Ended February 29, 2012	9.66	0.26	(f)	1.06	1.32	(0.35)	—	(0.35)
Year Ended February 28, 2011	9.29	0.21		0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2010	8.63	0.27		0.72	0.99	(0.33)	—	(0.33)

Class C
Six Months Ended August 31, 2014 (Unaudited)	9.68	0.16	(f)	0.14	0.30	(0.03)	—	(0.03)
Year Ended February 28, 2014	10.51	0.12	(f)	(0.86)	(0.74)	(0.05)	(0.04)	(0.09)
Year Ended February 28, 2013	10.51	0.06	(f)	0.25	0.31	(0.11)	(0.20)	(0.31)
Year Ended February 29, 2012	9.59	0.20	(f)	1.03	1.23	(0.31)	—	(0.31)
Year Ended February 28, 2011	9.22	0.15		0.38	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2010	8.58	0.24		0.69	0.93	(0.29)	—	(0.29)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	9.99	0.21	(f)	0.14	0.35	(0.04)	—	(0.04)
Year Ended February 28, 2014	10.80	0.15	(f)	(0.82)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.72	0.12	(f)	0.30	0.42	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.74	0.28	(f)	1.06	1.34	(0.36)	—	(0.36)
Year Ended February 28, 2011	9.35	0.22		0.41	0.63	(0.24)	—	(0.24)
Year Ended February 28, 2010	8.68	0.39		0.64	1.03	(0.36)	—	(0.36)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	9.95	0.20	(f)	0.15	0.35	(0.04)	—	(0.04)
Year Ended February 28, 2014	10.76	0.21	(f)	(0.88)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.70	0.11	(f)	0.29	0.40	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.71	0.40	(f)	0.93	1.33	(0.34)	—	(0.34)
Year Ended February 28, 2011	9.33	0.26		0.35	0.61	(0.23)	—	(0.23)
Year Ended February 28, 2010	8.66	0.33		0.69	1.02	(0.35)	—	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.17	3.46%	$12,856	0.74%	3.84%	1.20%	26%
9.87	(6.43)	15,774	0.75	1.63	1.13	60
10.68	3.65	40,628	0.75	1.22	1.10	42
10.63	13.96	42,914	0.75	2.51	1.13	86
9.66	6.34	29,341	0.75	2.18	1.05	48
9.29	11.59	32,408	0.85	2.76	1.13	24

9.95	3.11	11,647	1.39	3.16	1.70	26
9.68	(7.07)	13,166	1.40	1.16	1.62	60
10.51	3.01	45,401	1.40	0.60	1.60	42
10.51	13.10	51,438	1.40	2.00	1.63	86
9.59	5.76	40,874	1.40	1.52	1.54	48
9.22	11.00	44,774	1.38	1.91	1.61	24

10.30	3.56	66,868	0.49	4.03	0.80	26
9.99	(6.20)	59,686	0.50	1.52	0.74	60
10.80	3.98	89,677	0.50	1.14	0.70	42
10.72	14.11	57,378	0.50	2.68	0.73	86
9.74	6.75	26,591	0.50	2.49	0.65	48
9.35	11.99	36,440	0.48	3.72	0.80	24

10.26	3.55	2,170	0.59	3.89	0.95	26
9.95	(6.28)	1,323	0.60	2.05	0.87	60
10.76	3.78	8,924	0.60	1.02	0.85	42
10.70	14.04	5,148	0.60	3.97	0.87	86
9.71	6.57	38,118	0.60	2.62	0.80	48
9.33	11.91	60,951	0.62	3.54	0.94	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	149

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$11.91	$0.09	$(0.09)	$— (f)	$(0.08)	$—	$(0.08)
Year Ended February 28, 2014	11.88	0.25	0.02	0.27	(0.24)	—	(0.24)
Year Ended February 28, 2013	11.53	0.38	0.35	0.73	(0.38)	— (f)	(0.38)
Year Ended February 29, 2012	11.99	0.30	(0.29)	0.01	(0.30)	(0.17)	(0.47)
Year Ended February 28, 2011	11.56	0.33	0.43	0.76	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2010	9.96	0.41	1.66	2.07	(0.41)	(0.06)	(0.47)

Class C
Six Months Ended August 31, 2014 (Unaudited)	11.89	0.05	(0.08)	(0.03)	(0.05)	—	(0.05)
Year Ended February 28, 2014	11.86	0.20	0.02	0.22	(0.19)	—	(0.19)
Year Ended February 28, 2013	11.52	0.33	0.34	0.67	(0.33)	— (f)	(0.33)
Year Ended February 29, 2012	11.98	0.24	(0.29)	(0.05)	(0.24)	(0.17)	(0.41)
Year Ended February 28, 2011	11.55	0.27	0.44	0.71	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2010	9.96	0.36	1.66	2.02	(0.37)	(0.06)	(0.43)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	11.95	0.11	(0.09)	0.02	(0.10)	—	(0.10)
Year Ended February 28, 2014	11.91	0.31	0.02	0.33	(0.29)	—	(0.29)
Year Ended February 28, 2013	11.56	0.44	0.34	0.78	(0.43)	— (f)	(0.43)
Year Ended February 29, 2012	12.02	0.33	(0.27)	0.06	(0.35)	(0.17)	(0.52)
Year Ended February 28, 2011	11.59	0.36	0.45	0.81	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2010	9.97	0.45	1.68	2.13	(0.45)	(0.06)	(0.51)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	11.94	0.10	(0.09)	0.01	(0.09)	—	(0.09)
Year Ended February 28, 2014	11.90	0.28	0.03	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2013	11.56	0.41	0.34	0.75	(0.41)	— (f)	(0.41)
Year Ended February 29, 2012	12.01	0.33	(0.28)	0.05	(0.33)	(0.17)	(0.50)
Year Ended February 28, 2011	11.58	0.35	0.44	0.79	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2010	9.97	0.43	1.67	2.10	(0.43)	(0.06)	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.83	(0.04)%	$4,135,828	0.88%	1.40%	1.09%	122%
11.91	2.32	5,004,804	0.90	2.16	1.10	216
11.88	6.47	2,486,635	0.91	3.31	1.08	325
11.53	0.13	2,209,265	0.88	2.53	1.09	206
11.99	6.70	2,421,215	0.88	2.83	1.08	97
11.56	21.06	1,353,000	0.91	3.54	1.08	60

11.81	(0.24)	1,913,448	1.38	0.89	1.59	122
11.89	1.85	1,877,626	1.40	1.68	1.60	216
11.86	5.91	1,260,822	1.41	2.81	1.58	325
11.52	(0.36)	1,169,989	1.38	2.04	1.59	206
11.98	6.20	1,141,148	1.38	2.34	1.58	97
11.55	20.47	599,969	1.41	3.06	1.58	60

11.87	0.20	536,616	0.43	1.84	0.64	122
11.95	2.83	448,053	0.45	2.64	0.65	216
11.91	6.93	279,825	0.46	3.76	0.64	325
11.56	0.56	124,274	0.42	3.13	0.65	206
12.02	7.14	593	0.43	3.31	0.63	97
11.59	21.66	279	0.48	4.31	0.64	60

11.86	0.11	20,371,190	0.63	1.64	0.84	122
11.94	2.64	18,302,851	0.65	2.42	0.85	216
11.90	6.64	10,705,950	0.66	3.56	0.83	325
11.56	0.46	9,548,399	0.63	2.79	0.84	206
12.01	6.92	9,448,260	0.63	3.08	0.83	97
11.58	21.35	5,298,051	0.66	3.82	0.84	60

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	151

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.02	$0.14	(h)	$0.08	$0.22	$(0.12)	$—	$(0.12)
Year Ended February 28, 2014	10.35	0.34		(0.18)	0.16	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.40	0.36	(f)	0.34	0.70	(0.36)	(0.65)	(1.01)
Year Ended February 28, 2011	10.37	0.41	(f)	0.55	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.50		1.58	2.08	(0.54)	(0.32)	(0.86)

Class C
Six Months Ended August 31, 2014 (Unaudited)	9.99	0.10	(h)	0.09	0.19	(0.09)	—	(0.09)
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)
Year Ended February 29, 2012	10.39	0.29	(f)	0.35	0.64	(0.30)	(0.65)	(0.95)
Year Ended February 28, 2011	10.36	0.36	(f)	0.53	0.89	(0.38)	(0.48)	(0.86)
Year Ended February 28, 2010	9.15	0.42		1.59	2.01	(0.48)	(0.32)	(0.80)

Class R2
March 18, 2014 (g) through August 31, 2014 (Unaudited)	10.01	0.09	(h)	0.13	0.22	(0.10)	—	(0.10)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	10.03	0.14	(h)	0.10	0.24	(0.13)	—	(0.13)
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)
Year Ended February 29, 2012	10.40	0.38	(f)	0.35	0.73	(0.38)	(0.65)	(1.03)
Year Ended February 28, 2011	10.37	0.47	(f)	0.51	0.98	(0.47)	(0.48)	(0.95)
Year Ended February 28, 2010	9.16	0.52		1.58	2.10	(0.57)	(0.32)	(0.89)

Class R6
March 18, 2014 (g) through August 31, 2014 (Unaudited)	10.01	0.13	(h)	0.12	0.25	(0.13)	—	(0.13)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.03	0.13	(h)	0.10	0.23	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.41	0.37	(f)	0.35	0.72	(0.37)	(0.65)	(1.02)
Year Ended February 28, 2011	10.38	0.46	(f)	0.50	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.53		1.57	2.10	(0.55)	(0.32)	(0.87)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.12	2.21%	$90,835	0.70%	2.46	%(h)	1.07%	193%
10.02	1.64	35,968	0.72	3.31		1.09	406
10.35	6.90	22,423	0.69	3.16		1.01	432
10.09	6.99	5,119	0.70	3.46		1.14	418
10.40	9.44	1,607	0.72	3.84		1.03	455
10.37	23.27	59	0.71	5.02		0.95	572

10.09	1.89	17,326	1.35	1.83	(h)	1.57	193
9.99	0.90	10,199	1.37	2.60		1.58	406
10.33	6.19	12,535	1.34	2.53		1.52	432
10.08	6.33	4,234	1.35	2.82		1.64	418
10.39	8.78	1,927	1.34	3.37		1.50	455
10.36	22.43	111	1.36	4.38		1.45	572

10.13	2.21	51	1.20	1.95	(h)	1.32	193

10.14	2.39	3,338	0.50	2.68	(h)	0.62	193
10.03	1.83	1,834	0.52	3.56		0.64	406
10.36	7.08	758	0.46	3.32		0.54	432
10.10	7.28	69	0.50	3.66		0.67	418
10.40	9.62	65	0.50	4.42		0.55	455
10.37	23.44	59	0.46	5.26		0.50	572

10.13	2.52	23,658	0.44	2.65	(h)	0.57	193

10.14	2.34	143,817	0.60	2.63	(h)	0.82	193
10.03	1.61	146,774	0.62	3.34		0.83	406
10.37	6.96	219,343	0.60	3.37		0.79	432
10.11	7.19	241,928	0.60	3.57		0.86	418
10.41	9.49	301,369	0.60	4.33		0.75	455
10.38	23.48	356,619	0.61	5.07		0.70	572

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	153

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Unconstrained Debt Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.36	$0.13	(f)(g)	$(0.04)		$0.09	$(0.14)
Year Ended February 28, 2014	10.22	0.36	(f)	0.02	(h)	0.38	(0.24)
Year Ended February 28, 2013	10.19	0.32	(f)	0.03	(h)	0.35	(0.32)
Year Ended February 29, 2012	10.06	0.41	(f)	—	(i)	0.41	(0.28)
December 1, 2010 (j) through February 28, 2011	10.00	0.07	(f)	0.03		0.10	(0.04)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.33	0.10	(f)(g)	(0.04)		0.06	(0.12)
Year Ended February 28, 2014	10.20	0.30	(f)	0.03	(h)	0.33	(0.20)
Year Ended February 28, 2013	10.18	0.27	(f)	0.04	(h)	0.31	(0.29)
Year Ended February 29, 2012	10.06	0.31	(f)	0.05		0.36	(0.24)
December 1, 2010 (j) through February 28, 2011	10.00	0.06	(f)	0.03		0.09	(0.03)

Class R2
Six Months Ended August 31, 2014 (Unaudited)	10.36	0.11	(f)(g)	(0.04)		0.07	(0.13)
Year Ended February 28, 2014	10.22	0.32	(f)	0.04	(h)	0.36	(0.22)
Year Ended February 28, 2013	10.19	0.30	(f)	0.03	(h)	0.33	(0.30)
Year Ended February 29, 2012	10.06	0.32	(f)	0.07		0.39	(0.26)
December 1, 2010 (j) through February 28, 2011	10.00	0.06	(f)	0.04		0.10	(0.04)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	10.38	0.15	(f)(g)	(0.04)		0.11	(0.16)
Year Ended February 28, 2014	10.23	0.47	(f)	(0.04)		0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03		0.41	(0.37)
Year Ended February 29, 2012	10.06	0.39	(f)	0.06		0.45	(0.32)
December 1, 2010 (j) through February 28, 2011	10.00	0.08	(f)	0.03		0.11	(0.05)

Class R6
Six Months Ended August 31, 2014 (Unaudited)	10.38	0.15	(f)(g)	(0.04)		0.11	(0.16)
Year Ended February 28, 2014	10.23	0.39	(f)	0.04	(h)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03		0.41	(0.37)
November 1, 2011 (k) through February 29, 2012	9.99	0.16	(f)	0.22		0.38	(0.18)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.37	0.14	(f)(g)	(0.04)		0.10	(0.15)
Year Ended February 28, 2014	10.23	0.37	(f)	0.03	(h)	0.40	(0.26)
Year Ended February 28, 2013	10.19	0.35	(f)	0.04		0.39	(0.35)
Year Ended February 29, 2012	10.06	0.38	(f)	0.05		0.43	(0.30)
December 1, 2010 (j) through February 28, 2011	10.00	0.07	(f)	0.04		0.11	(0.05)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of operations.
(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.31	0.84%	$139,079	0.96%	2.41	%(g)	1.07%	57%
10.36	3.81	101,255	0.97	3.54		1.09	106
10.22	3.56	2,620	0.96	3.18		1.08	269
10.19	4.13	1,315	0.97	4.03		1.16	185
10.06	1.02	50	1.00	2.81		2.61	33

10.27	0.57	4,556	1.46	1.87	(g)	1.57	57
10.33	3.26	1,332	1.47	2.92		1.58	106
10.20	3.07	677	1.46	2.70		1.58	269
10.18	3.63	288	1.46	3.12		1.67	185
10.06	0.90	53	1.50	2.31		3.00	33

10.30	0.64	57	1.21	2.19	(g)	1.32	57
10.36	3.55	56	1.22	3.13		1.33	106
10.22	3.34	54	1.21	3.00		1.33	269
10.19	3.90	53	1.22	3.23		1.50	185
10.06	0.96	50	1.25	2.56		2.82	33

10.33	1.05	2,353	0.51	2.93	(g)	0.62	57
10.38	4.29	4,065	0.50	4.54		0.67	106
10.23	4.09	55	0.51	3.70		0.63	269
10.19	4.56	53	0.52	3.93		0.80	185
10.06	1.13	51	0.55	3.25		2.33	33

10.33	1.07	202,526	0.46	2.85	(g)	0.57	57
10.38	4.31	62,084	0.47	3.86		0.58	106
10.23	4.14	88,369	0.46	3.76		0.58	269
10.19	3.87	69,505	0.45	4.86		0.64	185

10.32	0.96	2,370,569	0.71	2.66	(g)	0.82	57
10.37	3.99	1,589,943	0.72	3.63		0.83	106
10.23	3.91	1,382,250	0.71	3.47		0.83	269
10.19	4.37	636,794	0.71	3.85		0.89	185
10.06	1.09	89,727	0.75	2.83		2.44	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 7 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Corporate Debt Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5, Class R6 and Select Class	Non-Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Unconstrained Debt Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

Effective October 22, 2014, Multi-Sector Income Fund changed its name to Unconstrained Debt Fund.

The investment objective of Corporate Bond Fund and Emerging Markets Corporate Debt Fund is to seek to provide total return.

Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Real Return Fund is to seek to maximize inflation protected return.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

The investment objective of Unconstrained Debt Fund is to seek to provide long-term total return.

Corporate Bond Fund commenced operations on March 1, 2013. Prior to March 27, 2013, the Fund was not publicly offered for investment.

Emerging Markets Corporate Debt Fund commenced operations on September 4, 2013. Prior to August 29, 2014, the Fund was not publicly offered for investment.

Class R2 and Class R6 Shares commenced operations on March 18, 2014 for Total Return Fund.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Strategic Income Opportunities Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of August 31, 2014, the total market value of matrix-priced securities represents 1.3% of the Fund’s net assets.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund at August 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by country or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Corporate Bond

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$3,085	$—	$—	$3,085

Debt Securities
Corporate Bonds
Consumer Discretionary	—	58,926	—	58,926
Consumer Staples	—	36,947	—	36,947
Energy	—	70,484	—	70,484
Financials	—	270,109	—	270,109
Health Care	—	55,158	—	55,158
Industrials	—	27,621	3,490	31,111
Information Technology	—	32,056	—	32,056
Materials	—	31,479	—	31,479
Telecommunication Services	—	57,034	—	57,034
Utilities	—	74,546	—	74,546

Total Corporate Bonds	—	714,360	3,490	717,850

Preferred Securities
Financials	—	59,313	—	59,313
Utilities	—	1,678	—	1,678

Total Preferred Securities	—	60,991	—	60,991

U.S. Treasury Obligations	—	4,566	—	4,566
Short-Term Investments
U.S. Treasury Obligations	—	915	—	915
Investment Company	57,893	—	—	57,893

Total Investments in Securities	$60,978	$780,832	$3,490	$845,300

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$613	$—	$613
Futures Contracts	680	—	—	680

Total Appreciation in Other Financial Instruments	$680	$613	$—	$1,293

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3)	$—	$(3)
Futures Contracts	(842)	—	—	(842)

Total Depreciation in Other Financial Instruments	$(842)	$(3)	$—	$(845)

Emerging Markets Corporate Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$412	$21,173	$—	$21,585

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4	$—	$4
Futures Contracts	2	—	—	2

Total Appreciation in Other Financial Instruments	$2	$4	$—	$6

Depreciation in Other Financial Instruments
Futures Contracts	$(6)	$—	$—	$(6)

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Azerbaijan	$—	$1,051	$—	$1,051
Bermuda	—	1,586	—	1,586
Brazil	—	4,725	—	4,725
Cayman Islands	—	5,960	—	5,960
Chile	—	2,304	—	2,304
Colombia	—	2,959	—	2,959
Costa Rica	—	2,317	—	2,317
Croatia	—	3,494	—	3,494
Georgia	—	2,146	—	2,146
Hungary	—	3,065	—	3,065
India	—	2,108	—	2,108
Indonesia	—	20,786	—	20,786
Ireland	—	1,525	—	1,525
Kazakhstan	—	24,135	—	24,135
Mexico	—	102,623	—	102,623
Morocco	—	2,473	—	2,473
Netherlands	—	12,832	—	12,832
Paraguay	—	966	—	966
Peru	—	2,671	—	2,671
Philippines	—	3,306	—	3,306
Singapore	—	556	—	556
South Africa	—	1,362	—	1,362
Sri Lanka	—	2,408	—	2,408
United Kingdom	—	8,123	—	8,123
Venezuela	—	68,482	—	68,482

Total Corporate Bonds	—	283,963	—	283,963

Foreign Government Securities	—	946,739	—	946,739
U.S. Treasury Obligation	—	1,060	—	1,060
Options Purchased
Foreign Exchange Currency
Option Purchased	—	94	—	94
Short-Term Investment
Investment Company	36,972	—	—	36,972

Total Investments in Securities	$36,972	$1,231,856	$—	$1,268,828

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,435	$—	$4,435
Futures Contracts	148	—	—	148

Total Appreciation in Other Financial Instruments	$148	$4,435	$—	$4,583

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,509)	$—	$(5,509)
Futures Contracts	(163)	—	—	(163)
Credit Default Swap	—	(9)	—	(9)

Total Depreciation in Other Financial Instruments	$(163)	$(5,518)	$—	$(5,681)

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Real Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,007	$90,270	$—	$93,277

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$52	$—	$52
Futures Contracts	30	—	—	30

Total Appreciation in Other Financial Instruments	$30	$52	$—	$82

Depreciation in Other Financial Instruments
Futures Contracts	$(76)	$—	$—	$(76)
Price Lock	—	(13)	—	(13)

Total Depreciation in Other Financial Instruments	$(76)	$(13)	$—	$(89)

Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$450	$—	$945		$1,395
Financials	245	—	1,879		2,124
Industrials	—	—	179		179
Materials	6,055	—	17,101		23,156
Telecommunication Services	317	—	—		317
Utilities	4,902	—	—		4,902

Total Common Stocks	11,969	—	20,104		32,073

Preferred Stocks
Financials	6,100	32,352	—		38,452
Industrials	—	5,411	—		5,411
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	6,100	37,763	—	(b)	43,863

Debt Securities
Asset-Backed Securities	—	—	444,454		444,454
Collateralized Mortgage Obligations
Agency CMO	—	544,802	667		545,469
Non-Agency CMO	—	489,515	170,287		659,802

Total Collateralized Mortgage Obligations	—	1,034,317	170,954		1,205,271

Commercial Mortgage-Backed Securities	—	—	54,850		54,850
Convertible Bonds
Consumer Discretionary	—	6,084	—	(b)	6,084
Utilities	—	2,946	—		2,946

Total Convertible Bonds	—	9,030	—	(b)	9,030

Corporate Bonds
Consumer Discretionary	—	1,200,987	1,519		1,202,506
Consumer Staples	—	321,025	—		321,025
Energy	—	467,002	—		467,002
Financials	—	477,641	453		478,094
Health Care	—	438,595	—		438,595
Industrials	—	591,248	39,746		630,994
Information Technology	—	486,382	—		486,382
Materials	—	558,794	12,601		571,395
Telecommunication Services	—	793,532	—		793,532
Utilities	—	89,081	2		89,083

Total Corporate Bonds	—	5,424,287	54,321		5,478,608

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Event-Linked Bonds	$—	$180,764	$4,040		$184,804
Mortgage Pass-Through Securities	—	1,036,536	—		1,036,536
Municipal Bonds	—	36,789	—		36,789
Preferred Securities
Financials	—	74,576	—		74,576

Private Placements — Commercial Loans	—	—	200,855		200,855
Private Placements — Residential Loans	—	—	145,000		145,000
Investment Companies	12,071	—	—		12,071
Loan Assignments
Consumer Discretionary	—	337,752	2,477		340,229
Consumer Staples	—	124,824	—		124,824
Energy	—	84,760	—		84,760
Financials	—	50,536	—		50,536
Health Care	—	109,175	—		109,175
Industrials	—	84,879	—		84,879
Information Technology	—	83,450	—		83,450
Materials	—	42,953	—		42,953
Telecommunication Services	—	22,931	—		22,931
Utilities	—	51,132	—		51,132

Total Loan Assignments	—	992,392	2,477		994,869

Options Purchased
Payer Options Purchased on Interest Rate
Swaps	—	1,075	—		1,075
Put Option Purchased	4,366	—	—		4,366

Total Options Purchased	4,366	1,075	—		5,441

Warrants
Consumer Discretionary	—	—	—	(b)	— (b)
Industrials	—	—	—	(b)	— (b)

Total Warrants	—	—	—	(b)	— (b)

Short-Term Investments
Investment Company	17,845,555	—	—		17,845,555
U.S. Treasury Obligations	—	109,461	—		109,461

Total Investments in Securities	$17,880,061	$8,936,990	$1,097,055		$27,914,106

Liabilities
Debt Securities
TBA Short Commitments	$—	$(953,120)	$—		$(953,120)
Option Written
Put Option Written	(1,136)	—	—		(1,136)

Total Liabilities	$(1,136)	$(953,120)	$—		$(954,256)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$15,347	$—		$15,347
Futures Contracts	21,659	—	—		21,659
Swaps	—	32,185	—		32,185

Total Appreciation in Other Financial Instruments	$21,659	$47,532	$—		$69,191

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,356)	$—		$(5,356)
Futures Contracts	(25,026)	—	—		(25,026)
Swaps	—	(59,879)	—		(59,879)

Total Depreciation in Other Financial Instruments	$(25,026)	$(65,235)	$—		$(90,261)

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$29	$—	$—		$29

Debt Securities
Asset-Backed Securities	—	—	8,851		8,851
Collateralized Mortgage Obligations
Agency CMO	—	4,099	51		4,150
Non-Agency CMO	—	7,967	600		8,567

Total Collateralized Mortgage Obligations	—	12,066	651		12,717

Commercial Mortgage-Backed Securities	—	10,693	101		10,794
Corporate Bonds
Consumer Discretionary	—	16,035	—		16,035
Consumer Staples	—	9,431	—		9,431
Energy	—	12,408	—		12,408
Financials	—	33,231	—		33,231
Health Care	—	8,611	—		8,611
Industrials	—	7,078	—		7,078
Information Technology	—	6,221	—		6,221
Materials	—	6,891	—		6,891
Telecommunication Services	—	8,530	—		8,530
Utilities	—	7,824	—		7,824

Total Corporate Bonds	—	116,260	—		116,260

Event-Linked Bonds	—	1,923	—		1,923
Mortgage Pass-Through Securities	—	69,483	—		69,483
Preferred Security
Financials	—	—	—	(c)	— (c)

Supranational	—	2,939	—		2,939
U.S. Government Agency Securities	—	7,248	—		7,248
U.S. Treasury Obligations	—	8,218	—		8,218
Options Purchased
Payer Option Purchased on Interest Rate Swaps	—	4	—		4
Put Option Purchased	24	—	—		24

Total Options Purchased	24	4	—		28

Short-Term Investments
Investment Company	101,122	—	—		101,122
U.S. Treasury Obligations	—	1,260	—		1,260

Total Investments in Securities	101,175	230,094	9,603		340,872

Liabilities
Debt Securities
TBA Short Commitments	—	(6,513)	—		(6,513)
Option Written
Put Option Written	(6)	—	—		(6)

Total Liabilities	(6)	(6,513)	—		(6,519)

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$78	$—	$78
Futures Contracts	219	—	—	219
Swaps	—	198	—	198

Total Appreciation in Other Financial Instruments	$219	$276	$—	$495

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(22)	$—	$(22)
Futures Contracts	(123)	—	—	(123)
Swaps	—	(2,993)	—	(2,993)

Total Depreciation in Other Financial Instruments	$(123)	$(3,015)	$—	$(3,138)

Unconstrained Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$—	$598	$—	$598

Debt Securities
Asset-Backed Securities	—	136,064	177,359	313,423
Collateralized Mortgage Obligations
Agency CMO	—	82,340	324	82,664
Non-Agency CMO	—	72,763	18,333	91,096

Total Collateralized Mortgage Obligations	—	155,103	18,657	173,760

Commercial Mortgage-Backed Securities	—	94,783	43,027	137,810
Convertible Bonds
Consumer Discretionary	—	34,107	—	34,107
Energy	—	5,697	—	5,697
Financials	—	5,076	—	5,076
Health Care	—	15,475	—	15,475
Industrials	—	14,812	—	14,812
Information Technology	—	34,337	—	34,337

Total Convertible Bonds	—	109,504	—	109,504

Corporate Bonds
Consumer Discretionary	—	182,323	—	182,323
Consumer Staples	—	52,972	—	52,972
Energy	—	50,534	—	50,534
Financials	—	298,323	—	298,323
Health Care	—	71,785	—	71,785
Industrials	—	86,913	10,164	97,077
Information Technology	—	39,683	—	39,683
Materials	—	86,596	—	86,596
Telecommunication Services	—	98,781	—	98,781
Utilities	—	57,559	—	57,559

Total Corporate Bonds	—	1,025,469	10,164	1,035,633

Mortgage Pass-Through Securities	—	254,448	—	254,448
Preferred Securities
Financials	—	145,487	—	145,487
Telecommunication Services	—	2,970	—	2,970

Total Preferred Securities	—	148,457	—	148,457

U.S. Treasury Obligations	—	144,150	—	144,150

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Consumer Discretionary	$—	$11,742	$—	$11,742
Consumer Staples	—	7,146	—	7,146
Energy	—	1,946	—	1,946
Financials	—	1,382	—	1,382
Health Care	—	5,164	—	5,164
Industrials	—	6,212	—	6,212
Information Technology	—	5,189	—	5,189
Materials	—	2,630	—	2,630
Telecommunication Services	—	1,683	—	1,683
Utilities	—	1,933	—	1,933

Total Loan Assignments	—	45,027	—	45,027

Short-Term Investment
Investment Company	564,197	—	—	564,197

Total Investments in Securities	$564,197	$2,113,603	$249,207	$2,927,007

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,234	$—	$17,234
Futures Contracts	33	—	—	33

Total Appreciation in Other Financial Instruments	$33	$17,234	$—	$17,267

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(198)	$—	$(198)
Futures Contracts	(8,193)	—	—	(8,193)
Credit Default Swaps	—	(551)	—	(551)

Total Depreciation in Other Financial Instruments	$(8,193)	$(749)	$—	$(8,942)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for country or industry specifics of portfolio holdings.
(b)	Value is zero.
(c)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Corporate Bond Fund	Balance as of 2/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/14
Investments in Securities
Corporate Bonds — Industrials	$5,195	$—	$37	$(18)	$—	$(138)	$—	$(1,586)	$3,490

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Strategic Income Opportunities Fund	Balance as of 2/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/14
Investments in Securities
Asset-Backed Securities	$361,197		$1,190	$521	$1,886	$122,702	$(43,042)	$—	$—	$444,454
Collateralized Mortgage Obligations — Agency CMO	19,406		803	(3,156)	(741)	—	(8,908)	894	(7,631)	667
Collateralized Mortgage Obligations — Non-Agency CMO	66,322		1,443	(2,689)	(33)	114,497	(16,843)	7,590	—	170,287
Commercial Mortgage-Backed Securities	8,275		—	(502)	53	55,228	(8,204)	—	—	54,850
Common Stocks — Consumer Discretionary	1,023		—	(78)	—	—	—	—	—	945
Common Stocks — Financials	1,889		—	(10)	—	—	—	—	—	1,879
Common Stocks — Industrials	236		—	(57)	—	—	—	—	—	179
Common Stocks — Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Common Stocks — Materials	15,121		—	1,980	—	—	—	—	—	17,101
Convertible Bonds — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Convertible Bonds — Financials	3,867		2,513	(2,109)	—	176	(4,447)	—	—	—
Corporate Bonds — Consumer Discretionary	1,554		—	— (a)	—	6	(41)	—	—	1,519
Corporate Bonds — Financials	453		—	—	—	—	—	—	—	453
Corporate Bonds — Industrials	66,663		2,251	(2,514)	124	—	(26,778)	—	—	39,746
Corporate Bonds — Materials	13,828		—	(223)	48	—	(1,052)	—	—	12,601
Corporate Bonds — Utilities	235		—	(233)	—	—	—	—	—	2
Event-Linked Bonds — Financials	3,996		—	44	—	—	—	—	—	4,040
Loan Assignments — Consumer Discretionary	2,592		—	(119)	4	—	—	—	—	2,477
Preferred Stocks — Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Private Placements — Commercial Loans	233,112		—	(463)	—	—	(31,794)	—	—	200,855
Private Placements — Residential Loans	160,108		—	—	—	—	(15,108)	—	—	145,000
Warrants — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—	—	—	—	—	—	—	—	(b)

	$959,877		$8,200	$(9,608)	$1,341	$292,609	$(156,217)	$8,484	$(7,631)	$1,097,055

Total Return Fund	Balance as of 2/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/14
Investments in Securities
Asset-Backed Securities	$9,413		$2	$60		$29		$—	$(770)	$117	$—	$8,851
Collateralized Mortgage Obligations — Agency CMO	86		—	(8)		(10)		—	—	69	(86)	51
Collateralized Mortgage Obligations — Non-Agency CMO	605		—	9		—	(a)	—	(14)	—	—	600
Commercial Mortgage-Backed Securities	—		—	—	(a)	—	(a)	101	—	—	—	101
Preferred Securities — Financials	—	(a)	—	—		—		—	—	—	—	—	(a)

	$10,104		$2	$61		$19		$101	$(784)	$186	$(86)	$9,603

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Unconstrained Debt Fund	Balance as of 2/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/14
Investments in Securities
Asset-Backed Securities	$137,909	$1,285	$(583)	$175	$63,351	$(24,778)	$—	$—	$177,359
Collateralized Mortgage Obligations — Agency CMO	2,701	203	46	(111)	—	(2,292)	—	(223)	324
Collateralized Mortgage Obligations — Non-Agency CMO	8,922	—	(94)	12	1,170	(661)	8,984	—	18,333
Commercial Mortgage-Backed Securities	21,519	(108)	48	(3)	13,357	(2,152)	10,366	—	43,027
Corporate Bonds — Industrials	14,602	—	61	(5)	—	(1,081)	—	(3,413)	10,164

	$185,653	$1,380	$(522)	$68	$77,878	$(30,964)	$19,350	$(3,636)	$249,207

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2014, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Corporate Bond Fund	$37
Strategic Income Opportunities Fund	(3,221)
Total Return Fund	128
Unconstrained Debt Fund	(652)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$179	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	179

	—	Market Comparable Companies (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	—

	1,962	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
			Discount for lack of marketability (a)	10% (N/A)

Corporate Bond	1,962

	386,215	Discounted Cash Flow	Discount Rate	3.92% - 8.25% (6.89%)

Private Placements	386,215

	440,258	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 11.00% (1.60%)
			Constant Default Rate	0.00% - 18.00% (8.48%)
			Yield (Discount Rate of Cash Flows)	0.00% - 8.00% (3.62%)

Asset-Backed Securities	$440,258

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$170,954	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 18.00% (8.10%)
			Constant Default Rate	0.00% - 13.46% (0.98%)
			PSA Prepayment Model	385.00% (N/A)
			Yield (Discount Rate of Cash Flows)	3.21% - 15.96% (4.17%)

Collateralized Mortgage Obligations	170,954

	14,490	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.27% (N/A)

Commercial Mortgage-Backed Securities	14,490

Warrants	0	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$1,014,058

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $82,997,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,851	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.50%)
			Constant Default Rate	4.00% - 17.00% (7.19%)
			Yield (Discount Rate of Cash Flows)	1.32 - 5.86% (3.01%)

Asset-Backed Securities	8,851

	498	Discounted Cash Flow	Constant Prepayment Rate	4.00% (4.00%)
			Constant Default Rate	0.00% - 1.00% (0.90%)
			PSA Prepayment Model	385.00% (N/A)
			Yield (Discount Rate of Cash Flows)	3.91% - 15.96% (5.44%)

Collateralized Mortgage Obligations	498

	101	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.27% (N/A)

Commercial Mortgage-Backed Securities	101

Total	$9,450

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $153,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$130,443	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.64%)
			Constant Default Rate	0.00% - 30.00% (13.63%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.08% (3.85%)

Asset-Backed Securities	130,443

	18,657	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 21.26% (5.75%)
			Constant Default Rate	0.00% - 50.00% (3.96%)
			PSA Prepayment Model	380.00% (N/A)
			Yield (Discount Rate of Cash Flows)	0.69% - 19.02% (3.50%)

Collateralized Mortgage Obligations	18,657

	37,026	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.10% - 16.56% (4.98%)

Commercial Mortgage-Backed Securities	37,026

Total	$186,126

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $63,081,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value		Percentage
Strategic Income Opportunities Fund	$457,755		1.7%
Total Return Fund	—	(a)	—	(b)
Unconstrained Debt Fund	10,639		0.4

(a)	Amount rounds to less than $1,000.
(b)	Amount rounds to less than 0.1%.

C. Loan Assignments — Strategic Income Opportunities Fund and Unconstrained Debt Fund invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment, the Funds have direct rights against the borrower on a loan provided, however, the Funds’ rights may be more limited than the lender from which they acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing the value on such collateral or have their interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Strategic Income Opportunities Fund and Unconstrained Debt Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2014, the Funds did not have any outstanding unfunded loan commitments.

E. Derivatives — The Funds use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. The Funds also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1). Options — Emerging Markets Debt Fund, Strategic Income Opportunities Fund and Total Return Fund purchase and sell (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in unrealized appreciation/ depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Funds for options written are included in the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as change in unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions with a counterparty, and net amounts owed or due across transactions).

Transactions in options written during the six months ended August 31, 2014 were as follows (amounts in thousands, except number of contracts):

	Foreign Exchange Currency Options
	Notional Amount	Premiums Received
Emerging Markets Debt Fund
Options outstanding at February 28, 2014	$5,300	$150
Options written	—	—
Options expired	(5,300)	(150)
Options closed	—	—

Options outstanding at August 31, 2014	$—	$—

	Options
	Number of Contracts	Premiums Received
Strategic Income Opportunities Fund
Options outstanding at February 28, 2014	3,736	$1,621
Options written	16,418	2,786
Options expired	—	—
Options closed	(10,586)	(2,531)

Options outstanding at August 31, 2014	9,568	$1,876

	Options
	Number of Contracts	Premiums Received
Total Return Fund
Options outstanding at February 28, 2014	14	$6
Options written	81	15
Options expired	—	—
Options closed	(42)	(10)

Options outstanding at August 31, 2014	53	$11

(2). Futures Contracts — The Funds use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of August 31, 2014, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Funds engage in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted, except for amounts posted to Bank of America, which are included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.G.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of August 31, 2014 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Strategic Income Opportunities Fund	Collateral Posted	Barclays Bank plc	$(12,532)	$12,780
		Citibank, N.A.	(4,024)	4,340
		Deutsche Bank AG, New York	(91)	220
		Morgan Stanley Capital Services	(9,501)	9,370
		Union Bank of Switzerland AG	(1,206)	720
	Collateral Received	Bank of America	778	(630)
		BNP Paribas	5,926	(5,881)
		Credit Suisse International	6,264	(5,896)
		Royal Bank of Scotland	1,056	(1,270)
Total Return Fund	Collateral Posted	Barclays Bank plc	(63)	360
Unconstrained Debt Fund	Collateral Posted	Barclays Bank plc	(493)	520
		Deutsche Bank AG, New York	(157)	150

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts are subject to master netting arrangements.

Credit Default Swaps

Corporate Bond Fund, Emerging Markets Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Strategic Income Opportunities Fund and Total Return Fund use return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

Strategic Income Opportunities Fund and Total Return Fund enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

Real Return Fund enters into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$680	$—	$680
Foreign exchange contracts	Receivables	—	613	613

Total		$680	$613	$1,293

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(842)	$—	$(842)
Foreign exchange contracts	Payables	—	(3)	(3)

Total		$(842)	$(3)	$(845)

(a)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Emerging Markets Corporate Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2	$—	$2
Foreign exchange contracts	Receivables	—	4	4

Total		$2	$4	$6

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(6)	$—	$(6)

Total		$(6)	$—	$(6)

(a)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$148	$—	$—	$148
Foreign exchange contracts	Receivables	94	—	4,435	—	4,529

Total		$94	$148	$4,435	$—	$4,677

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(163)	$—	$—	$(163)
Foreign exchange contracts	Payables	—	—	(5,509)	—	(5,509)
Credit contracts	Payables	—	—	—	(9)	(9)

Total		$—	$(163)	$(5,509)	$(9)	$(5,681)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2014 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$1,000		$(1,000)	$—	$—
Citibank, N.A.	205		(62)	—	143
Credit Suisse International	201		(201)	—	—
Deutsche Bank AG, New York	372		(372)	—	—
Goldman Sachs International	902		(902)	—	—
HSBC Bank, N.A.	1,155		(947)	—	208
State Street Corp.	410		—	—	410
Westpac Banking Corp.	284		(99)	—	185
Exchange Traded Futures & Options Contracts (b)	148	(c)	—	—	148

	$4,677		$(3,583)	$—	$1,094

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$1,614		$(1,000)	$—	$614
Citibank, N.A.	62		(62)	—	—
Credit Suisse International	1,021		(201)	—	820
Deutsche Bank AG, New York	543		(372)	—	171
Goldman Sachs International	1,129		(902)	—	227
HSBC Bank, N.A.	947		(947)	—	—
Royal Bank of Canada	77		—	—	77
Societe Generale	26		—	—	26
Westpac Banking Corp.	99		(99)	—	—
Exchange Traded Futures & Options Contracts (b)	163	(c)	—	—	163

	$5,681		$(3,583)	$—	$2,098

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Real Return Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$30	$—	$—	$30
Foreign exchange contracts	Receivables	—	52	—	52

Total		$30	$52	$—	$82

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(76)	$—	$(13)	$(89)

Total		$(76)	$—	$(13)	$(89)

(a)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$5,441	$21,659	$—	$2,398	$2,059	$31,557
Foreign exchange contracts	Receivables	—	—	15,347	—	—	15,347
Credit contracts	Receivables	—	—	—	10,754	46,720	57,474

Total		$5,441	$21,659	$15,347	$13,152	$48,779	$104,378

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,136)	$(25,026)	$—	$(6,262)	$(264)	$(32,688)
Foreign exchange contracts	Payables	—	—	(5,356)	—	—	(5,356)
Credit contracts	Payables	—	—	—	(35,654)	(63,186)	(98,840)

Total		$(1,136)	$(25,026)	$(5,356)	$(41,916)	$(63,450)	$(136,884)

(a)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2014 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Bank of America	$4,555		$(3,777)	$(630	)(e)	$148
Barclays Bank plc	11,274		(11,274)	—		—
BNP Paribas	5,926		—	(5,881	)(e)	45
Citibank, N.A.	8,587		(8,587)	—		—
Credit Suisse International	6,264		(10)	(5,896	)(e)	358
Deutsche Bank AG, New York	1,988		(1,988)	—		—
Goldman Sachs International	6,126		(4,526)			1,600
Morgan Stanley Capital Services	8,506		(8,506)	—		—
Royal Bank of Canada	146		—			146
Royal Bank of Scotland	1,056		—	(1,056	)(e)	—
TD Bank Financial	5,698		—	—		5,698
Union Bank of Switzerland AG	5,075		(4,757)	—		318
Centrally Cleared Swaps (b)	13,152	(c)	—	—		13,152
Exchange Traded Futures & Options Contracts (b)	26,025	(d)	—	—		26,025

	$104,378		$(43,425)	$(13,463)		$47,490

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Bank of America	$3,777		$(3,777)	$—		$—
Barclays Bank plc	23,272		(11,274)	(11,998	)(e)	—
Citibank, N.A.	11,870		(8,587)	(3,283	)(e)	—
Credit Suisse International	10		(10)	—		—
Deutsche Bank AG, New York	2,159		(1,988)	(171	)(e)	—
Goldman Sachs International	4,526		(4,526)	—		—
HSBC Bank, N.A.	228		—	—		228
Merrill Lynch International	85		—	—		85
Morgan Stanley Capital Services	18,007		(8,506)	(9,370	)(e)	131
State Street Corp	115		—	—		115
Union Bank of Switzerland AG	4,757		(4,757)	—		—
Centrally Cleared Swaps (b)	41,916	(c)	—	—		41,916
Exchange Traded Futures & Options Contracts (b)	26,162	(d)	—	—		26,162

	$136,884		$(43,425)	$(24,822)		$68,637

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or posted.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$28	$219	$—	$9	$10	$266
Foreign exchange contracts	Receivables	—	—	78	—	—	78
Credit contracts	Receivables	—	—	—	47	604	651

Total		$28	$219	$78	$56	$614	$995

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(6)	$(123)	$—	$(29)	$(4)	$(162)
Foreign exchange contracts	Payables	—	—	(22)	—	—	(22)
Credit contracts	Payables	—	—	—	(146)	(528)	(674)

Total		$(6)	$(123)	$(22)	$(175)	$(532)	$(858)

(a)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2014 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Bank of America	$20		$(20)	$—	$—
Barclays Bank plc	176		(176)	—	—
BNP Paribas	29		—	—	29
Citibank, N.A.	117		(83)	—	34
Credit Suisse International	67		— (f)	—	67
Deutsche Bank AG, New York	8		(8)	—	—
Goldman Sachs International	31		(24)	—	7
Morgan Stanley Capital Services	121		(121)	—	—
Royal Bank of Canada	—	(f)	—	—	—	(f)
Royal Bank of Scotland	71		—	—	71
Societe Generale	12		—	—	12
TD Bank Financial Group	23		—	—	23
Union Bank of Switzerland AG	21		(21)	—	—
Centrally Cleared Swaps (b)	56	(c)	—	—	56
Exchange Traded Futures & Options Contracts (b)	243	(d)	—	—	243

	$995		$(453)	$—	$542

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	177

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Bank of America	$22		$(20)	$—		$2
Barclays Bank plc	226		(176)	(50	)(e)	—
Citibank, N.A.	83		(83)	—		—
Credit Suisse International	—	(f)	—	—		—	(f)
Deutsche Bank AG, New York	8		(8)	—		—
Goldman Sachs International	24		(24)	—		—
Merrill Lynch International	—	(f)	—	—		—	(f)
Morgan Stanley Capital Services	166		(121)	—		45
Royal Bank of Scotland	—	(f)	—	—		—	(f)
State Street Corp.	—	(f)	—	—		—	(f)
Union Bank of Switzerland AG	25		(21)	—		4
Centrally Cleared Swaps (b)	175	(c)	—	—		175
Exchange Traded Futures & Options Contracts (b)	129	(d)	—	—		129

	$858		$(453)	$(50)		$355

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or posted.
(f)	Amount rounds to less than $1,000.

Unconstrained Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$33	$—	$—	$33
Foreign exchange contracts	Receivables	—	17,234	—	17,234

Total		$33	$17,234	$—	$17,267

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(8,193)	$—	$—	$(8,193)
Foreign exchange contracts	Payables	—	(198)	—	(198)
Credit contracts	Payables	—	—	(650)	(650)

Total		$(8,193)	$(198)	$(650)	$(9,041)

(a)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2014 (amounts in thousands):

Unconstrained Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Australia and New Zealand Banking Group Limited	$113		$—	$—		$113
Citibank, N.A.	7		—	—		7
Credit Suisse International	3		(3)	—		—
Deutsche Bank AG, New York	13		(13)	—		—
Goldman Sachs International	1,599		—	—		1,599
HSBC Bank, N.A.	6,270		—	—		6,270
Merrill Lynch International	22		(5)	—		17
Royal Bank of Canada	27		—	—		27
Societe Generale	1,745		—	—		1,745
State Street Corp.	26		(26)	—		—
TD Bank Financial Group	553		—	—		553
Union Bank of Switzerland AG	12		(12)	—		—
Westpac Banking Corp.	6,844		—	—		6,844
Exchange Traded Futures & Options Contracts (b)	33	(c)	—	—		33

	$17,267		$(59)	$—		$17,208

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$517		$—	$(517	)(d)	$—
Credit Suisse International	22		(3)	—		19
Deutsche Bank AG, New York	157		(13)	(144	)(d)	—
Merrill Lynch International	5		(5)	—		—
National Australia Bank	15		—	—		15
State Street Corp.	111		(26)	—		85
Union Bank of Switzerland AG	21		(12)	—		9
Exchange Traded Futures & Options Contracts (b)	8,193	(c)	—	—		8,193

	$9,041		$(59)	$(661)		$8,321

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(d)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or posted.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	179

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2014, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(354)	$—	$—	$(354)
Foreign exchange contracts	—	636	—	636
Credit contracts	—	—	(593)	(593)

Total	$(354)	$636	$(593)	$(311)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$176	$—	$—	$176
Foreign exchange contracts	—	850	—	850
Credit contracts	—	—	327	327

Total	$176	$850	$327	$1,353

Emerging Markets Corporate Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(40)	$—	$—	$(40)
Foreign exchange contracts	—	1	—	1
Credit contracts	—	—	(1)	(1)

Total	$(40)	$1	$(1)	$(40)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1)	$—	$—	$(1)
Foreign exchange contracts	—	4	—	4

Total	$(1)	$4	$—	$3

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$(819)	$—	$—	$(819)
Foreign exchange contracts	73	—	646	—	719
Credit contracts	—	—	—	(9)	(9)

Total	$73	$(819)	$646	$(9)	$(109)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$118	$—	$—	$118
Foreign exchange contracts	30	—	(2,040)	—	(2,010)
Credit contracts	—	—	—	7	7

Total	$30	$118	$(2,040)	$7	$(1,885)

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(264)	$—	$82	$(182)
Foreign exchange contracts	—	10	—	10

Total	$(264)	$10	$82	$(172)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(12)	$—	$(37)	$(49)
Foreign exchange contracts	—	106	—	106

Total	$(12)	$106	$(37)	$57

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(3,117)	$(47,152)	$—	$(21,609)	$(71,878)
Foreign exchange contracts	—	—	(916)	—	(916)
Credit contracts	—	—	—	(18,529)	(18,529)
Equity contracts	(3)	—	—	—	(3)

Total	$(3,120)	$(47,152)	$(916)	$(40,138)	$(91,326)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(359)	$(3,238)	$—	$174	$(3,423)
Foreign exchange contracts	—	—	12,852	—	12,852
Credit contracts	—	—	—	(19,702)	(19,702)

Total	$(359)	$(3,238)	$12,852	$(19,528)	$(10,273)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(18)	$643	$—	$(85)	$540
Foreign exchange contracts	—	—	(6)	—	(6)
Credit contracts	—	—	—	7	7

Total	$(18)	$643	$(6)	$(78)	$541

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$3	$66	$—	$(8)	$61
Foreign exchange contracts	—	—	68	—	68
Credit contracts	—	—	—	(157)	(157)

Total	$3	$66	$68	$(165)	$(28)

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	181

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Unconstrained Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(15,385)	$—	$—	$(15,385)
Foreign exchange contracts	—	(6,119)	—	(6,119)
Credit contracts	—	—	(1,333)	(1,333)

Total	$(15,385)	$(6,119)	$(1,333)	$(22,837)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(3,506)	$—	$—	$(3,506)
Foreign exchange contracts	—	22,721	—	22,721
Credit contracts	—	—	839	839

Total	$(3,506)	$22,721	$839	$20,054

The Funds’ derivatives contracts held at August 31, 2014 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the six months ended August 31, 2014 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund		Real Return Fund		Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Futures Contracts:
Average Notional Balance Long	$138,715		$1,064	(b)	$34,426		$549	(b)	$5,835,635	$49,321	$1,884
Average Notional Balance Short	148,154		2,529		58,071		23,607		14,109,540	86,756	923,508
Ending Notional Balance Long	179,861		1,125		59,774		686		10,125,191	75,758	4,335
Ending Notional Balance Short	141,835		1,358		51,614		23,369		24,405,168	140,892	1,149,550

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,040		—		126,575		1,411		161,656	627	65,325
Average Settlement Value Sold	30,614		134	(c)	144,027		4,506		554,944	2,041	436,413
Ending Value Purchased	360		—		332,311		53		354,157	1,639	10,046
Ending Value Sold	40,075		134		363,445		4,579		696,758	3,171	524,608

Exchange-Traded Options:
Average Number of Contracts Purchased	—		—		—		—		6,293	29	—
Average Number of Contracts Written	—		—		—		—		5,992	28	—
Ending Number of Contracts Purchased	—		—		—		—		9,568	53	—
Ending Number of Contracts Written	—		—		—		—		9,568	53	—

Swaptions & OTC Options:
Average Notional Balance Purchased	—		—		4,052		—		128,425	606	—
Average Notional Balance Written	—		—		5,300	(d)	—		—	—	—
Ending Notional Balance Purchased	—		—		12,462		—		68,699	262	—
Ending Notional Balance Written	—		—		—		—		—	—	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	15,000	(a)	—		790		—		2,818,675	14,469	34,682
Average Notional Balance — Sell Protection	—		—		—		—		502,892	3,194	—
Ending Notional Balance — Buy Protection	—		—		790		—		2,790,833	14,719	7,825
Ending Notional Balance — Sell Protection	—		—		—		—		307,495	2,140	—

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Return Swaps:
Average Notional Balance — Pays Fixed Rate	$—	$—	$—	$—	$279,276	$2,929	$—
Average Notional Balance — Receives Fixed Rate	—	—	—	—	—	—	—
Ending Notional Balance — Pays Fixed Rate	—	—	—	—	269,167	2,895	—
Ending Notional Balance — Receives Fixed Rate	—	—	—	—	—	—	—

Interest Rate-Related Swaps (Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	—	—	—	9,000	1,754,901	9,134	—
Average Notional Balance — Receives Fixed Rate	—	—	—	—	162,433	743	—
Ending Notional Balance — Pays Fixed Rate	—	—	—	9,000	934,309	5,179	—
Ending Notional Balance — Receives Fixed Rate	—	—	—	—	17,175	66	—

(a)	For the period March 1, 2014 through May 31, 2014.
(b)	For the period April 1, 2014 through August 31, 2014.
(c)	For the period May 1, 2014 through August 31, 2014.
(d)	For the period March 1, 2014 through April 30, 2014.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations. The Funds do isolate the effect of changes in foreign exchange rates from fluctuations in market prices of securities when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Strategic Income Opportunities Fund and Total Return Fund had TBA purchase commitments outstanding as of August 31, 2014, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. Strategic Income Opportunities Fund and Total Return Fund had TBA short commitments outstanding as of August 31, 2014, which are included as a receivable for Investment securities sold-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

H. Offering and Organizational Costs — Total offering costs of approximately $28,000 paid in connection with the offering of shares of Emerging Markets Corporate Debt Fund were amortized on a straight line basis over 12 months from the date it commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations. For the six months ended August 31, 2014, total offering costs amortized were approximately $14,000.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	183

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Corporate Debt Fund	0.70
Emerging Markets Debt Fund	0.70
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Corporate Debt Fund	0.25	0.75	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Real Return Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2014, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Corporate Bond Fund	$—	(a)	$—
Emerging Markets Debt Fund	3		—
Real Return Fund	—	(a)	—
Strategic Income Opportunities Fund	134		5
Total Return Fund	16		—	(a)
Unconstrained Debt Fund	13		—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Corporate Bond Fund	0.25%	0.25%	n/a	n/a	n/a	0.25%
Emerging Markets Corporate Debt Fund	0.25	0.25	n/a	n/a	n/a	0.25
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05%	n/a	0.25
Real Return Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	n/a	0.25
Total Return Fund	0.25	0.25	0.25%	0.05	n/a	0.25
Unconstrained Debt Fund	0.25	0.25	0.25	0.05	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates in the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest,

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	185

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Corporate Bond Fund	0.75%	1.25%	n/a	n/a	0.40%	n/a	0.50%
Emerging Markets Corporate Debt Fund	1.25	1.75	n/a	n/a	0.75	n/a	1.00
Emerging Markets Debt Fund	1.25	1.75	n/a	0.80%	0.75	n/a	1.00
Real Return Fund	0.75	1.40	n/a	n/a	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	n/a	0.75
Total Return Fund	0.75	1.40	1.25%	0.55	0.50	n/a	0.65
Unconstrained Debt Fund	1.00	1.50	1.25	0.55	0.50	n/a	0.75

The expense limitation agreements were in effect for the six months ended August 31, 2014 and are in place until at least June 30, 2015.

For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements
Corporate Bond Fund	$128	$62	$65	$255	$—
Emerging Markets Corporate Debt Fund	76	9	—	85	39
Emerging Markets Debt Fund	395	85	—	480	—
Real Return Fund	89	22	42	153	—
Strategic Income Opportunities Fund	5,357	2,457	4,384	12,198	—
Total Return Fund	62	15	167	244	—
Unconstrained Debt Fund	517	284	—	801	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2014 were as follows (amounts in thousands):

Corporate Bond Fund	$16
Emerging Markets Corporate Debt Fund	—	(a)
Emerging Markets Debt Fund	22
Real Return Fund	4
Strategic Income Opportunities Fund	16,325
Total Return Fund	71
Unconstrained Debt Fund	469

(a)	Amount rounds to less than $1,000.

G. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$359,094	$225,542	$27,092	$23,557
Emerging Markets Corporate Debt Fund	9,525	9,895	—	—
Emerging Markets Debt Fund	1,163,137	370,529	—	—
Real Return Fund	499	753	25,428	22,020
Strategic Income Opportunities Fund	11,567,679	12,035,591	—	160,130
Total Return Fund	447,336	414,164	2,435	590
Unconstrained Debt Fund	1,708,395	1,051,027	138,389	—

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$823,961	$22,949	$1,610	$21,339
Emerging Markets Corporate Debt Fund	20,423	1,192	30	1,162
Emerging Markets Debt Fund	1,247,792	34,329	13,293	21,036
Real Return Fund	88,225	5,487	435	5,052
Strategic Income Opportunities Fund	27,691,851	368,852	146,597	222,255
Total Return Fund	332,408	12,061	3,597	8,464
Unconstrained Debt Fund	2,891,599	54,814	19,406	35,408

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2014, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Corporate Bond Fund	$2,542	$—
Emerging Markets Debt Fund	10,848	—
Strategic Income Opportunities Fund	27,673	—
Unconstrained Debt Fund	22,500	1,882

At February 28, 2014, the following Fund had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2018	Total
Emerging Markets Debt Fund	$29,136	$29,136

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	187

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Real Return Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund.

In addition, as of August 31, 2014, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate, more than 10% of the net assets of the Funds as follows:

JPMorgan SmartRetirement Funds
Corporate Bond Fund	80.2%
Emerging Markets Debt Fund	62.7
Real Return Fund	56.8

Additionally, Strategic Income Opportunities Fund and Total Return Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares, respectively.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes, forward foreign currency exchange contracts and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Strategic Income Opportunities Fund, Total Return Fund, and Unconstrained Debt Fund are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

Strategic Income Opportunities Fund and Total Return Fund invest in catastrophe bonds (a type of event linked bond). These bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Funds may lose all or a portion of their principal in addition to the interest otherwise due from the security. Catastrophe bonds may expose the Funds to certain other risks, including issuer default, liquidity risk and unfavorable tax consequences.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of August 31, 2014, the following Funds had the following country allocations representing greater than 10% of each respective Fund’s total investments.

	Cayman Islands	Mexico	United States
Emerging Markets Corporate Debt Fund	14.3%	11.4%	—
Emerging Markets Debt Fund	—	13.1	—
Unconstrained Debt Fund	—	—	55.8%

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	189

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual*	$1,000.00	$1,043.70	$3.80	0.75%
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	1,040.80	6.33	1.25
Hypothetical*	1,000.00	1,018.90	6.36	1.25
Class R6
Actual*	1,000.00	1,046.50	2.03	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Select Class
Actual*	1,000.00	1,045.90	2.54	0.50
Hypothetical*	1,000.00	1,022.68	2.55	0.50

Emerging Markets Corporate Debt Fund
Class A
Actual*	1,000.00	1,060.30	6.49	1.25
Hypothetical*	1,000.00	1,018.90	6.36	1.25
Class C
Actual*	1,000.00	1,057.60	9.08	1.75
Hypothetical*	1,000.00	1,016.38	8.89	1.75
Class R6
Actual*	1,000.00	1,063.90	3.90	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Select Class
Actual*	1,000.00	1,061.60	5.20	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Markets Debt Fund
Class A
Actual*	$1,000.00	$1,064.00	$6.45	1.24%
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,061.30	9.09	1.75
Hypothetical*	1,000.00	1,016.38	8.89	1.75
Class R5
Actual*	1,000.00	1,068.00	4.17	0.80
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Class R6
Actual*	1,000.00	1,067.50	3.86	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,065.20	5.21	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00

Real Return Fund
Class A
Actual*	1,000.00	1,034.60	3.79	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class C
Actual*	1,000.00	1,031.10	7.12	1.39
Hypothetical*	1,000.00	1,018.20	7.07	1.39
Institutional Class
Actual*	1,000.00	1,035.60	2.51	0.49
Hypothetical*	1,000.00	1,022.74	2.50	0.49
Select Class
Actual*	1,000.00	1,035.50	3.03	0.59
Hypothetical*	1,000.00	1,022.23	3.01	0.59

Strategic Income Opportunities Fund
Class A
Actual*	1,000.00	999.60	4.44	0.88
Hypothetical*	1,000.00	1,020.77	4.48	0.88
Class C
Actual*	1,000.00	997.60	6.95	1.38
Hypothetical*	1,000.00	1,018.25	7.02	1.38
Class R5
Actual*	1,000.00	1,002.00	2.17	0.43
Hypothetical*	1,000.00	1,023.04	2.19	0.43
Select Class
Actual*	1,000.00	1,001.10	3.18	0.63
Hypothetical*	1,000.00	1,022.03	3.21	0.63

Total Return Fund
Class A
Actual*	1,000.00	1,022.10	3.57	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Class C
Actual*	1,000.00	1,018.90	6.87	1.35
Hypothetical*	1,000.00	1,018.40	6.87	1.35
Class R2
Actual**	1,000.00	1,022.10	5.52	1.20
Hypothetical*	1,000.00	1,019.16	6.11	1.20

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	191

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Annualized Expense Ratio
Total Return Fund (continued)
Class R5
Actual*	$1,000.00	$1,023.90	$2.55	0.50%
Hypothetical*	1,000.00	1,022.68	2.55	0.50
Class R6
Actual**	1,000.00	1,025.20	2.03	0.44
Hypothetical*	1,000.00	1,022.99	2.24	0.44
Select Class
Actual*	1,000.00	1,023.40	3.06	0.60
Hypothetical*	1,000.00	1,022.18	3.06	0.60

Unconstrained Debt Fund
Class A
Actual*	1,000.00	1,008.40	4.86	0.96
Hypothetical*	1,000.00	1,020.37	4.89	0.96
Class C
Actual*	1,000.00	1,005.70	7.38	1.46
Hypothetical*	1,000.00	1,017.85	7.43	1.46
Class R2
Actual*	1,000.00	1,006.40	6.12	1.21
Hypothetical*	1,000.00	1,019.11	6.16	1.21
Class R5
Actual*	1,000.00	1,010.50	2.58	0.51
Hypothetical*	1,000.00	1,022.63	2.60	0.51
Class R6
Actual*	1,000.00	1,010.70	2.33	0.46
Hypothetical*	1,000.00	1,022.89	2.35	0.46
Select Class
Actual*	1,000.00	1,009.60	3.60	0.71
Hypothetical*	1,000.00	1,021.63	3.62	0.71

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 166/365 (to reflect the actual period.) Commencement of operations was March 18, 2014.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	193

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fee schedule for the admin-

istrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted the performance of the Corporate Bond Fund since its inception on March 1, 2013 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted the performance of the Emerging Markets Corporate Debt Fund since its inception on September 4, 2013 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s performance was in the fourth, second and second quintiles for Class A shares and in the third, first and second quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Advisor provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Real Return Fund’s performance was in the fourth, third, and third quintiles for Class A shares and in the fourth, second and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

The Trustees noted that the Strategic Income Opportunities Fund’s performance was in the second, fourth, and fifth quintiles for Class A shares and in the second, third, and fifth quintiles for Select Class shares for the one- and three-, and five-

year periods ended December 31, 2013. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

The Trustees noted that the Total Return Fund’s performance was in the second, second and first quintiles for Class A shares and in the first, second, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Unconstrained Debt Fund’s performance was in the second and third quintiles for Class A shares for the one- and three-year periods ended December 31, 2013, respectively, and in the second quintile for Select Class shares for both the one- and three-year periods ended December 31, 2013. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees also considered that the Adviser, JPMDS and JPMFM agreed to additional fee waivers and/or expense reimbursements for all share classes of the Emerging Markets Debt Fund effective November 1, 2014. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	195

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the Corporate Bond Fund’s net advisory fee and the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Emerging Markets Corporate Debt Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile, and that the actual total expenses for Class A and Select Class shares were in the third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for Class A and Select Class shares was in the second and third quintiles, respectively and that the actual total expenses for both Class A and Select Class shares were in the fourth quintile of the Universe Group. After considering the factors identified above, including the additional fee waivers and/or expense reimbursements that would take effect on November 1, 2014, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for the Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Total Return Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Unconstrained Debt Fund’s net advisory fee for Class A and Select Class shares was in the second and third quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the first and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including each of the Funds. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	197

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-INC-814

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2014 (Unaudited)

JPMorgan California Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 8/31/14	$1.5 Billion
Weighted Average Maturity^	26 days
Weighted Average Life^^	27 days

MATURITY SCHEDULE**^
1 day	6.9%
2–7 days	74.4
8–30 days	0.9
31–60 days	5.4
61–90 days	2.6
91–180 days	6.1
181+ days	3.7

7-DAY SEC YIELD AS OF 8/31/14 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.01)%, (0.56)% and (1.01)% for E*Trade Shares, Morgan Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/14	$109.2 Million
Weighted Average Maturity^.	7 days
Weighted Average Life^^	7 days

MATURITY SCHEDULE**^
1 day	23.1%
2–7 days	65.4
8–30 days	3.7
31–60 days	3.2
91–180 days	4.6

7-DAY SEC YIELD AS OF 8/31/14 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.63)%, (0.48)% and (0.73)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 8/31/14	$1.1 Billion
Weighted Average Maturity^	34 days
Weighted Average Life^^	34 days

MATURITY SCHEDULE**^
1 day	5.6%
2–7 days	81.8
31–60 days	1.2
61–90 days	1.5
91–180 days	0.7
181+ days	9.2

7-DAY SEC YIELD AS OF 8/31/14 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.99)%, (0.54)%, (0.64)% and (0.99)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 8/31/14	$55.6 Million
Weighted Average Maturity^	16 days
Weighted Average Life^^	16 days

MATURITY SCHEDULE**^
1 day	19.6%
2–7 days	71.7
8–30 days	1.8
31–60 days	2.6
61–90 days	1.1
181+ days	3.2

7-DAY SEC YIELD AS OF 8/31/14 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.71)%, (0.56)%, (0.81)% and (1.16)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 14.4% (n)
	California — 14.4%
	California Statewide Communities Development Authority
20,000	Series 2008-C, 0.090%, 10/01/14	20,000
15,865	Series 2008-C, 0.150%, 02/02/15	15,865
10,000	Series 2008-C, 0.150%, 02/02/15	10,000
7,000	Series 2009-B1, 0.090%, 11/03/14	7,000
3,000	Series 2009-B2, 0.140%, 02/03/15	3,000
19,000	Series 2009-B3, 0.150%, 12/01/14 (m)	19,000
10,000	Series 2009-B4, 0.110%, 10/06/14	10,000
20,000	Series 2009-B4, 0.140%, 02/03/15	20,000
10,000	Series 2009-B5, 0.140%, 11/17/14	10,000
15,000	Series 2009-B6, 0.090%, 10/06/14	15,000
3,000	Series 2009-D, 0.140%, 02/03/15	3,000
	East Bay Municipal Utility District, Water System
4,425	0.100%, 10/16/14	4,425
23,000	0.100%, 12/01/14	23,000
	San Diego County Water Authority
5,000	Series 1, 0.100%, 10/06/14	5,000
12,500	Series 1, 0.100%, 10/16/14	12,500
12,930	State of California, Series A-7, 0.080%, 09/24/14	12,930
5,000	Turlock Irrigation District, Series A, Rev., 0.090%, 10/09/14	5,000
22,700	Woodland Finance Authority, Water, Rev., 0.090%, 11/06/14	22,700

	Total Commercial Paper (Cost $218,420)	218,420

Daily Demand Notes — 6.7%
	California — 6.7%
1,800	California Health Facilities Financing Authority, Adventist Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14	1,800
5,200	California Health Facilities Financing Authority, St. Joseph Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	5,200
6,250	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series D, Class D, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 09/02/14	6,250
	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc. Project,
2,665	Series A, Rev., VRDO, 0.010%, 09/02/14	2,665
16,790	Series A, Rev., VRDO, 0.010%, 09/02/14	16,790
150	California Pollution Control Financing Authority, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.010%, 09/02/14	150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
1,350	California Statewide Communities Development Authority, PCR, Chevron USA, Inc. Project, Rev., VAR, 0.010%, 09/02/14	1,350
5,400	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.020%, 09/02/14	5,400
10,450	Irvine Ranch Water District, Improvement Districts Consolidated, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14	10,450
13,800	Irvine Unified School District, Community Facilities District No. 09-A, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14	13,800
1,000	Los Angeles Department of Water & Power, Waterworks, Subseries B-2, Rev., VRDO, 0.020%, 09/02/14	1,000
10,720	Metropolitan Water District of Southern California, Series B-3, Rev., VRDO, 0.010%, 09/02/14	10,720
10,710	Pittsburg Redevelopment Agency, Tax Allocation, Class A, Rev., VRDO, AMBAC, LOC: State Street Bank & Trust Co., 0.040%, 09/02/14	10,710
10,550	State of California, Kindergarten, Series A-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/02/14	10,550
4,900	University of California, Regents Medical Center, Series B-1, Rev., VRDO, 0.010%, 09/02/14	4,900

	Total Daily Demand Notes (Cost $101,735)	101,735

Monthly Demand Note — 0.2%
	California — 0.2%
3,800	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14 (Cost $3,800)	3,800

Municipal Bonds — 2.3%
	California — 2.3%
2,565	California School Cash Reserve Program Authority, Series F, Rev., TRAN, 2.000%, 06/30/15	2,605
5,000	City of Los Angeles, GO, 1.500%, 06/25/15	5,056
5,000	County of Kern, Panama-Buena Vista Union School District, GO, TRAN, 1.500%, 09/02/14	5,000
3,000	County of Placer, Loomis Union School District, GO, TRAN, 1.000%, 09/02/15 (w)	3,026

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
4,500	County of Placer, Roseville Joint Union High School District, GO, TRAN, 1.000%, 09/02/15 (w)	4,538
4,000	County of Placer, Western Placer Unified School District, GO, TRAN, 1.000%, 09/02/15 (w)	4,034
10,000	County of Riverside, Teeter, Series D, Rev., 2.000%, 10/15/14	10,022

	Total Municipal Bonds (Cost $34,281)	34,281

Weekly Demand Notes — 67.9%
	California — 67.9%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 09/08/14	1,500
	Alameda & Contra Costa Counties, East Bay Municipal Utility District, Water System,
10,735	Series A-2, Rev., VRDO, 0.030%, 09/08/14	10,735
2,250	Series A-4, Rev., VRDO, 0.030%, 09/08/14	2,250
3,945	Alameda County Industrial Development Authority, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank, 0.090%, 09/08/14	3,945
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank, 0.060%, 09/08/14	1,900
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.050%, 09/08/14	200
5,000	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.200%, 09/08/14	5,000
4,200	Antelope Valley-East Kern Water Agency, Series A-2, COP, VRDO, LOC: Wells Fargo Bank, 0.030%, 09/08/14	4,200
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/08/14	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
3,810	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 09/08/14	3,810
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 09/08/14	3,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 09/08/14	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14	11,259
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
8,300	Series A-2, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 09/08/14	8,300
2,700	Series E-1, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 09/08/14	2,700
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/08/14	4,580
4,600	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.060%, 09/08/14	4,600
3,000	California Educational Facilities Authority, Series 3346, Rev., VAR, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14 (e)	3,000
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
24,140	Series H, Class H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/08/14	24,140
18,150	Series H, Class H, Rev., VRDO, LOC: Wells Fargo Bank, 0.040%, 09/08/14	18,150
17,500	California Health Facilities Financing Authority, Memorial Health Services, Series B, Rev., VRDO, 0.120%, 09/08/14 (i)	17,500
3,915	California Health Facilities Financing Authority, St. Joseph Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank, 0.030%, 09/08/14	3,915
	California Health Facilities Financing Authority, Stanford Hospital & Clinics,
8,200	Series B-1, Class B, Rev., VRDO, 0.040%, 09/08/14	8,200
20,000	Series C, Class C, Rev., VRDO, 0.130%, 09/08/14 (i)	20,000
9,000	California Housing Finance Agency, Home Mortgage, Series F, Rev., VRDO, FGIC, 0.040%, 09/08/14	9,000
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Class A, Rev., VRDO, LIQ: FNMA, 0.050%, 09/08/14	4,620

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
4,465	California Infrastructure & Economic Development Bank, Industrial Development, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank N.A., 0.090%, 09/08/14	4,465
3,865	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/08/14	3,865
4,000	California Infrastructure & Economic Development Bank, Industrial Development, Prinsco, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank, 0.050%, 09/08/14	4,000
5,800	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	5,800
9,500	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	9,500
1,900	California Pollution Control Financing Authority, Resource Recovery, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 09/08/14	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 09/08/14	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VAR, BHAC-CR, FSA, LIQ: Citibank N.A., 0.060%, 09/08/14	6,225
	California Statewide Communities Development Authority,
26,430	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14 (e)	26,430
1,200	Series J, Rev., VRDO, 0.030%, 09/08/14	1,200
9,715	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.050%, 09/08/14	9,715
605	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.150%, 09/08/14	605
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Class H, Rev., VRDO, LIQ: FNMA, 0.060%, 09/08/14	1,970

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Class E, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/14	4,045
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	11,200
12,945	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.060%, 09/08/14	12,945
8,465	California Statewide Communities Development Authority, Penny Lane Centers Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	8,465
7,500	California Statewide Communities Development Authority, Rady Children’s Hospital, Series 2008-C, Rev., VRDO, LOC: Northern Trust Company, 0.030%, 09/08/14	7,500
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/08/14	1,100
800	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.100%, 09/08/14	800
16,835	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.040%, 09/08/14	16,835
4,550	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Class A, Rev., VRDO, GNMA, LIQ: FNMA,0.050%, 09/08/14	4,550
5,814	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.030%, 09/08/14	5,814
19,400	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.030%, 09/08/14	19,400

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
15,505	City of Livermore, Capital Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/08/14	15,505
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	9,545
2,300	City of Los Angeles, Multi-Family Housing, La Brea Apartments Project, Series G, Class G, Rev., VRDO, LOC: Citibank N.A., 0.060%, 09/08/14	2,300
6,660	City of Los Angeles, Wastewater Systems, EAGLE, Series 0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.070%, 09/08/14 (e)	6,660
4,600	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.050%, 09/08/14	4,600
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FNMA, 0.040%, 09/08/14	3,025
4,100	City of Modesto, Multi-Family Housing, Westdale Commons Apartments, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/14	4,100
	City of Palo Alto,
3,120	Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.060%, 09/08/14	3,120
4,160	Series ROCS-RR-II-R-11954, GO, VAR, LIQ: Citibank N.A., 0.060%, 09/08/14 (e)	4,160
24,250	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	24,250
3,900	City of Riverside, Electric, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 09/08/14	3,900
2,425	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/08/14	2,425
6,350	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/08/14	6,350
4,400	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Class C, Rev., VRDO, LIQ: FNMA, 0.030%, 09/08/14	4,400
675	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.050%, 09/08/14	675
8,000	County of Contra Costa, Multi-Family Housing, The Park Regency, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	8,000
3,700	County of Orange, Apartment Development, Riverbend Apartments, Series B, Class B, Rev., VRDO, LIQ: FNMA, 0.050%, 09/08/14	3,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Class F, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	1,810
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, Rev., VAR, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14	7,805
8,425	Series DB-304, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.130%, 09/08/14	8,425
9,350	Series DB-324, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 09/08/14 (e)	9,350
9,900	Series DB-419, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.110%, 09/08/14	9,900
27,865	Series DB-422, GO, VAR, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14	27,865
12,520	Series DB-424, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/08/14	12,520
9,670	Series DB-429, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/08/14	9,670
18,290	Series DB-466, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14	18,290
5,055	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.140%, 09/08/14 (e)	5,055
9,488	Series DB-648, GO, VAR, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14	9,488
5,355	Series DB-1114, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	5,355
1,765	Series DBE-625, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/08/14	1,765
15,730	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 09/08/14 (e)	15,730
	Eastern Municipal Water District, Water and Sewer,
825	Series A, COP, VRDO, 0.030%, 09/08/14	825
11,000	Series C, COP, VRDO, 0.040%, 09/08/14	11,000
	Eclipse Funding Trust, Solar Eclipse, Various States,
1,105	Series 0037, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14 (e)	1,105
7,755	Series 0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14	7,755
7,945	Series 0065, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 09/08/14	7,945
10,950	Foothill-De Anza Community College District, Series 1844, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.050%, 09/08/14	10,950

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VAR, AGC, LIQ: Citibank N.A., 0.090%, 09/08/14	7,425
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	1,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/14	4,300
5,500	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Rental Academy Village Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.060%, 09/08/14	5,500
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.070%, 09/08/14	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank, 0.100%, 09/08/14	2,900
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Class F, Rev., VRDO, LIQ: FNMA, 0.050%, 09/08/14	13,400
7,150	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.030%, 09/08/14	7,150
8,200	Los Angeles Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.040%, 09/08/14	8,200
10,500	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/08/14	10,500
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.050%, 09/08/14	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14 (e)	5,240
20,225	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.100%, 09/08/14	20,225
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/08/14 (e)	4,910

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
4,000	Series PT-4694, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.050%, 09/08/14	4,000
10,110	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/08/14	10,110
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LOC: Royal Bank of Canada, 0.050%, 09/08/14	20,000
4,000	Series O-48, Rev., VAR, LIQ: Royal Bank of Canada, 0.050%, 09/08/14 (e)	4,000
7,600	Regents of the University of California, Series AL, Rev., VRDO, 0.030%, 09/08/14	7,600
5,125	Rib Floater Trust, Various States, Series 24U, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 09/08/14 (e)	5,125
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VAR, LIQ: Citibank N.A., 0.060%, 09/08/14 (e)	1,675
800	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Class D, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/08/14	800
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.050%, 09/08/14	43,600
2,500	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Class C, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	2,500
4,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Class F, Rev., VAR, FNMA, LIQ: FNMA, 0.070%, 09/08/14	4,580
2,600	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/08/14	2,600
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 09/08/14	3,285
3,600	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/08/14	3,600
8,800	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/08/14	8,800

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
19,465	San Francisco City & County Public Utilities Commission, Water, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.080%, 09/08/14 (e)	19,465
600	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	600
700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/08/14	700
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VAR, LIQ: Citibank N.A., 0.080%, 09/08/14	7,760
2,520	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 09/08/14	2,520
1,385	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Class A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/08/14	1,385
7,530	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Class M, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/14	7,530
	Southern California Public Power Authority, Magnolia Power Project A,
10,100	Series 2009-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/08/14	10,100
6,665	Series 2009-2, Rev., VRDO, LOC: Wells Fargo Bank, 0.030%, 09/08/14	6,665
2,650	State of California, Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.090%, 09/08/14 (e)	2,650
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.050%, 09/08/14	31,000
4,700	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, LIQ: FNMA, 0.050%, 09/08/14	4,700
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 09/08/14 (e)	7,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
800	West Covina Public Financing Authority, Golf Course Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank, 0.030%, 09/08/14	800
12,855	Western Municipal Water District Facilities Authority, Water, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 09/08/14	12,855

	Total Weekly Demand Notes (Cost $1,032,852)	1,032,852

Variable Rate Demand Preferred Shares — 9.2%
	Nuveen California AMT-Free Muni Income Fund
26,500	Series 3 LIQ: Deutsche Bank AG, 0.150%, 09/08/14 # (e)	26,500
35,000	Series 5 LIQ: Morgan Stanley Bank, 0.200%, 09/08/14 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	Series 1-1600 LIQ: Barclays Bank plc, 0.130%, 09/08/14 # (e)	14,000
7,000	Series 1-1362 LIQ: Morgan Stanley Bank, 0.200%, 09/08/14 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.130%, 09/08/14 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 09/08/14 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 09/08/14 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.120%, 09/08/14 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 100.7% (Cost $1,531,588)*	1,531,588
	Liabilities in Excess of Other Assets — (0.7)%	(10,903)

	NET ASSETS — 100.0%	$1,520,685

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 3.2% (n)
	Michigan — 3.2%
3,500	Michigan State Building Authority, Series 6, Rev., 0.070%, 10/09/14 (m) (Cost $3,500)	3,500

Daily Demand Notes — 22.9%
	Michigan — 15.5%
10,145	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: Comerica Bank, 0.110%, 09/02/14 (m)	10,145
2,000	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.090%, 09/02/14	2,000
	University of Michigan,
1,735	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/02/14	1,735
3,075	Series D-1, Rev., VRDO, LOC: Comerica Bank, 0.010%, 09/02/14	3,075

		16,955

	New York — 2.3%
	New York State Mortgage Agency, Homeowner Mortgage,
1,645	Series 135, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.040%, 09/02/14	1,645
855	Series 142, Rev., VRDO, AMT, 0.040%, 09/02/14	855

		2,500

	Oklahoma — 0.5%
620	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.060%, 09/02/14	620

	Texas — 4.6%
5,000	Port Arthur Navigation District, Pollution Control, Texaco, Inc. Project, Rev., VRDO, 0.020%, 09/02/14	5,000

	Total Daily Demand Notes (Cost $25,075)	25,075

Quarterly Demand Note — 3.7%
4,000	Michigan Finance Authority, Hospital, CHE Trinity Health Credit Group, Series MI-1, Rev., VRDO, LOC: Comerica Bank, 0.090%, 09/02/14 (Cost $4,000)	4,000

Weekly Demand Notes — 69.5%
	Florida — 3.3%
3,640	Alachua County Housing Finance Authority, Multi-Family Housing, Santa Fe I Apartments, Rev., VRDO, LOC: FHLB, 0.070%, 09/08/14	3,640

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — 1.0%
1,085	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LOC: MUFG Union Bank N.A. , 0.060%, 09/08/14	1,085

	Michigan — 65.2%
1,000	Austin Trust, Various States, Series 1009, Rev., VRDO, AGM , LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.150%, 09/08/14 (e)	1,000
	Detroit City School District,
5,000	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.300%, 09/08/14 (e)	5,000
1,685	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.200%, 09/08/14 (e)	1,685
	Deutsche Bank Spears/Lifers Trust, Various States,
920	Series DB-302, Rev., VRDO, NATL-RE, 0.110%, 09/08/14	920
4,995	Series DBE-1317, Rev, VRDO, 0.248%, 09/04/14	4,995
7,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, Go, VRDO, AGM, LIQ: Deutsche Bank A.G., 0.070%, 09/08/14 (e)	7,000
345	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, 0.140%, 09/08/14	345
1,000	Kent County, City of Grand Rapids, Industrial Development, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.160%, 09/08/14	1,000
2,900	Michigan Finance Authority, Higher Education Facilities, Spring Arbor University Project, Rev., VRDO, 0.060%, 09/08/14	2,900
4,701	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.070%, 09/08/14	4,701
575	Michigan Higher Education Facilities Authority, Thomas M. Cooley Law School Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/08/14	575
5,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, 0.070%, 09/08/14	5,000
1,285	Michigan State Housing Development Authority, Multi-Family Housing, Berrien Woods III-A, Rev., VRDO, 0.080%, 09/08/14	1,285
	Michigan State Housing Development Authority, Rental Housing,
4,075	Series A, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.050%, 09/08/14	4,075

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Michigan — continued
1,870	Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.060%, 09/08/14	1,870
300	Series D, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 09/08/14	300
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,110	Series C, Rev., VRDO, AMT, 0.060%, 09/08/14	1,110
600	Series D-1, Rev., VRDO, AMT, 0.050%, 09/08/14 (m)	600
2,000	Series E, Rev., VRDO, AMT, LOC: Bank of America N.A., 0.060%, 09/08/14	2,000
5,000	Series F, Rev., VRDO, AMT, FHA, LIQ: Bank of America N.A., 0.060%, 09/08/14	5,000
1,225	Michigan State Strategic Fund Ltd. Obligation, Kaja Enterprises LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.120%, 09/08/14	1,225
900	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/08/14	900
770	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.160%, 09/08/14	770
760	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LIQ: Societe Generale, 0.150%, 09/08/14	760
2,165	Michigan Strategic Fund, Transnav Technologies, Inc. Project, Rev., VRDO, 0.210%, 09/08/14	2,165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — continued
4,045	Michigan Strategic Fund, Variable Rate Demand Recovery Zone Facility, CS Facilities LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	4,045
545	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 09/08/14	545
3,885	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.150%, 09/08/14	3,885
1,500	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	1,500
4,000	Wells Fargo Stage Trust, Various States, Series 33C, Rev., VRDO, 0.120%, 09/08/14 (e)	4,000

		71,156

	Total Weekly Demand Notes (Cost $75,881)	75,881

	Total Investments — 99.3% (Cost $108,456)*	108,456
	Other Assets in Excess of Liabilities — 0.7%	777

	NET ASSETS — 100.0%	$109,233

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 5.6%
	New York — 5.6%
670	City of New York, Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bancorp, 0.040%, 09/02/14	670
2,400	City of New York, Fiscal Year 2012, Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.030%, 09/02/14	2,400
450	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.020%, 09/02/14	450
19,100	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.030%, 09/01/14	19,100
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
500	Series B, Subseries B-1, Rev., VRDO, LIQ: U.S. Bancorp, 0.040%, 09/01/14	500
500	Series B, Subseries B-2, Rev., VRDO, LIQ: California Public Employees’ Retirement System, 0.040%, 09/01/14	500
3,100	Series B, Subseries B-3, Rev., VRDO, 0.040%, 09/01/14	3,100
4,300	Series B, Subseries B-4, Rev., VRDO, LIQ: Northern Trust Corporation, 0.040%, 09/01/14	4,300
5,400	Subseries A-2, Rev., VRDO, 0.020%, 09/01/14	5,400
2,100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.040%, 09/02/14	2,100
350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA1, Rev., VRDO, 0.040%, 09/02/14	350
12,850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Subseries BB-1, Rev., VRDO, 0.050%, 09/02/14	12,850
3,300	New York City Transitional Finance Authority, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.030%, 09/02/14	3,300
200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.040%, 09/02/14	200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
400	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-6, Rev., VRDO, 0.040%, 09/02/14	400
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
100	Series C, Rev., VRDO, 0.030%, 09/01/14	100
950	Subseries A-4, Rev., VRDO, 0.020%, 09/01/14	950
1,200	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.050%, 09/02/14	1,200
6,775	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.040%, 09/02/14	6,775

	Total Daily Demand Notes (Cost $64,645)	64,645

Municipal Bonds — 12.7%
	New York — 12.7%
4,685	Alfred Almond Central School District, GO, BAN, 1.500%, 06/23/15	4,727
4,000	Beaver River Central School District, GO, BAN, 1.000%, 07/17/15	4,023
4,500	Chappaqua Central School District, GO, TAN, 1.250%, 06/30/15	4,535
11,415	City of Auburn, GO, BAN, 1.250%, 03/03/15	11,463
6,461	City of Chemung, GO, BAN, 1.000%, 10/17/14 (w)	6,466
12,466	City of Dunkirk, Chautauqua County, GO, BAN, 1.500%, 03/26/15	12,538
4,700	City of Olean, GO, BAN, 1.500%, 06/18/15	4,742
6,550	County of Washington, GO, BAN, 1.000%, 06/12/15	6,582
7,483	Dunkirk City School District, GO, BAN, 1.250%, 06/24/15	7,529
3,133	East Bloomfield Central School District, GO, BAN, 1.500%, 08/28/15	3,164
3,000	East Moriches Union Free School District, GO, TAN, 1.000%, 06/19/15	3,016
5,800	Genesee County, GO, RAN, 1.250%, 11/14/14	5,809
4,000	Irvington Union Free School District, GO, TAN, 0.500%, 11/14/14	4,002
10,190	Mexico Central School District, GO, BAN, 1.250%, 07/17/15	10,268
3,542	Minisink Valley, Central School District, GO, BAN, 1.250%, 08/06/15	3,568
7,000	North Shore Central School District, GO, TAN, 1.250%, 06/19/15	7,051

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
10,000	North Syracuse Central School District, GO, RAN, 1.000%, 06/19/15	10,049
7,330	Town of Orchard Park, GO, BAN, 1.250%, 10/23/14	7,339
7,790	Town of Salina, Series A, GO, BAN, 2.000%, 01/16/15	7,835
3,896	Town of Union, Broome County, Series A, GO, BAN, 1.500%, 05/07/15	3,924
7,935	Village of Sleepy Hollow, Series A, GO, BAN, 1.250%, 11/26/14	7,950
9,500	West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15 (w)	9,584

	Total Municipal Bonds (Cost $146,164)	146,164

Weekly Demand Notes — 76.2%
	New York — 76.2%
5,170	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/08/14	5,170
2,950	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.050%, 09/08/14	2,950
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.120%, 09/08/14	1,300
8,955	Series 2008-3004X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.130%, 09/08/14	8,955
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.050%, 09/08/14	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.080%, 09/08/14	10,230
2,600	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.050%, 09/08/14 (m)	2,600
3,355	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.050%, 09/08/14	3,355
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.050%, 09/08/14	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.050%, 09/08/14	3,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	1,700
22,300	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/08/14	22,300
	City of New York, Fiscal Year 2013,
12,250	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 09/08/14	12,250
18,750	Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/08/14	18,750
	Deutsche Bank Spears/Lifers Trust,
10,660	Series DB-1024X, Rev., VRDO, 0.110%, 09/08/14 (e)	10,660
11,250	Series DBE-1205, GO, VRDO, 0.080%, 09/08/14 (e)	11,250
	Deutsche Bank Spears/Lifers Trust, Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 09/08/14 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 09/08/14 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 09/08/14 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/08/14	16,295
6,400	Series DB-1190, Rev., VRDO, 0.070%, 09/08/14	6,400
5,750	Series DBE-1090X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 09/08/14 (e)	5,750
400	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 09/08/14	400
4,375	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.050%, 09/08/14	4,375
1,235	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.180%, 09/08/14	1,235
	Long Island Power Authority, Electric System,
1,795	Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.030%, 09/08/14	1,795
6,400	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 09/08/14	6,400

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
6,525	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.040%, 09/07/14	6,525
4,960	Nassau County Health Care Corp., Subseries B-2, Rev., VRDO, 0.040%, 09/08/14	4,960
11,250	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	11,250
10,000	New York City Housing Development Corp., Series C-2, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 09/08/14	10,000
7,040	New York City Housing Development Corp., Multi-Family Housing, Series ROCS RR II R-11699, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.110%, 09/08/14	7,040
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/14	9,100
2,600	New York City Housing Development Corp., Multi-Family Mortgage, 461 Dean Street Development, Series A, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.050%, 09/08/14	2,600
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 09/08/14	6,665
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 09/08/14	3,470
1,525	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 09/08/14	1,525
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/14	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 09/08/14 (m)	10,000
1,300	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/08/14	1,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
3,500	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.050%, 09/08/14	3,500
300	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	300
45,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.040%, 09/08/14	45,800
650	New York City Industrial Development Agency, Special Facility, 1997 Air Express International Corp. Project, Rev., VRDO, AMT, LOC: Citibank N.A., 0.050%, 09/08/14	650
6,900	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-2, Rev., VRDO, 0.040%, 09/08/14	6,900
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.040%, 09/08/14	5,050
3,945	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.060%, 09/08/14	3,945
2,800	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.040%, 09/08/14	2,800
5,500	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	5,500
9,900	New York Convention Center Development Corp., Rev., VRDO, 0.060%, 09/08/14	9,900
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/08/14	10,000
4,985	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	4,985
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 09/08/14	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., LIQ: Citibank N.A., 0.110%, 09/08/14	7,500

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
	New York Mortgage Agency, Homeowner Mortgage,
10,000	Series 125, Rev., VRDO, AMT, 0.050%, 09/08/14	10,000
2,900	Series 153, Rev., VRDO, AMT, 0.050%, 09/08/14	2,900
7,000	Series 162, Rev., VRDO, 0.050%, 09/08/14	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, NATL-RE-IBC, LIQ: Citibank N.A., 0.070%, 09/08/14	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., LIQ: Citibank N.A., 0.060%, 09/08/14	6,175
9,430	Series ROCS-RR-II-R-12121, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/08/14	9,430
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/08/14	550
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	2,200
9,135	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.040%, 09/08/14	9,135
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.070%, 09/08/14	55,975
	New York State Dormitory Authority, Fordham University,
9,300	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	9,300
6,735	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	6,735
2,955	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.030%, 09/08/14	2,955
	New York State Dormitory Authority, St. Johns University,
1,755	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/08/14	1,755
6,415	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/08/14	6,415
16,420	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.070%, 09/08/14	16,420
3,740	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	3,740

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.050%, 09/08/14	6,150
12,520	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/08/14	12,520
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 09/08/14	1,150
4,170	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	4,170
15,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, 0.040%, 09/08/14	15,000
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.050%, 09/08/14	2,000
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.070%, 09/08/14	11,050
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 09/08/14	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/08/14	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	9,300
48,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	48,900
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 09/08/14	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 09/08/14	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/14	18,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	15,750
5,000	New York State Housing Finance Agency, Kew Gardens Hills Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.060%, 09/08/14	5,000
25,500	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.070%, 09/08/14	25,500
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/08/14	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 09/08/14	3,400
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.040%, 09/08/14	1,500
5,000	Series 2001-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.040%, 09/08/14	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 09/08/14	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 09/08/14	1,600
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/14	10,245
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 09/08/14	6,700
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.060%, 09/08/14	6,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., LIQ: Citibank N.A., 0.070%, 09/08/14	4,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,390	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.150%, 09/08/14	2,390
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.100%, 09/08/14	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 09/08/14	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 09/08/14	5,000
6,965	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.060%, 09/08/14	6,965

	Total Weekly Demand Notes (Cost $874,890)	874,890

SHARES
Variable Rate Demand Preferred Shares — 6.2%
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.130%, 09/08/14 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 09/08/14 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.140%, 09/08/14 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 09/08/14 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $71,000)	71,000

	Total Investments — 100.7% (Cost $1,156,699)*	1,156,699
	Liabilities in Excess of Other Assets — (0.7)%	(8,093)

	NET ASSETS — 100.0%	$1,148,606

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 19.5%
	North Carolina — 4.9%
2,750	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.040%, 09/02/14 (m)	2,750

	Ohio — 12.8%
	County of Allen, Hospital Facilities, Catholic Healthcare Partners,
2,825	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/02/14	2,825
1,500	Series C, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 09/02/14	1,500
760	County of Montgomery, Miami Valley Hospital, Series C, Rev., VRDO, 0.020%, 09/02/14	760
2,000	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 09/02/14	2,000

		7,085

	Oklahoma — 1.8%
975	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.060%, 09/02/14	975

	Total Daily Demand Notes (Cost $10,810)	10,810

Municipal Bonds — 8.6%
	Ohio — 8.6%
1,730	City of Marysville, Wastewater Treatment System, Limited Tax, GO, BAN, 1.250%, 05/28/15	1,741
1,000	County of Clermont, Union Township, Various Purpose, GO, BAN, 1.500%, 09/10/14	1,000
1,450	County of Montgomery, Dayton City School District, School Facilities Construction & Improvement, Series B, GO, 1.250%, 10/15/14	1,452
	Lakewood City School District, School Facilities Improvement,
400	Series A, GO, 2.000%, 11/01/14	401
200	Series B, GO, 2.000%, 11/01/14	201

	Total Municipal Bonds (Cost $4,795)	4,795

Weekly Demand Notes — 68.3%
	Delaware — 0.6%
365	Delaware State Housing Authority, MERLOTS, Series C103, Rev., VRDO, 0.350%, 09/08/14 (e)	365

	Ohio — 67.7%
2,785	Austin Trust, Series 3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 09/08/14	2,785
435	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A, 0.050%, 09/08/14	435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — continued
945	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	945
1,270	Columbus Regional Airport Authority, Capital Funding, Ohio Municipal Bond Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	1,270
670	County of Franklin, Hospital Facilities, Doctors OhioHealth System, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/08/14	670
2,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Series B, Rev., VRDO, 0.030%, 09/08/14	2,000
1,180	County of Franklin, Hospital Facilities, U.S. Health Corp. of Columbus, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/08/14	1,180
4,810	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 09/08/14 (m)	4,810
1,850	County of Hamilton, Economic Development, Boys/Girls Clubs of Greater Cincinnati, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.070%, 09/08/14	1,850
660	County of Hancock, Multi-Family Housing, Pedcor Investments - Crystal Glen Apartments Project, Series B, Rev., VRDO, LOC: FHLB, 0.070%, 09/08/14	660
2,750	County of Montgomery, Multi-Family Housing, Cambridge Commons Apartments Project, Series A, Rev., VRDO, LOC: FHLB, 0.080%, 09/08/14	2,750
453	County of Montgomery, Multi-Family Housing, Pedcor Investments, Lyons Gate Project, Series B, Rev., VRDO, LOC: FHLB, 0.200%, 09/08/14	453
1,748	County of Wood, Industrial Development, Reclamation Technologies, Rev., VRDO, LOC: PNC Bank N.A., 0.120%, 09/08/14	1,748
	Deutsche Bank Spears/Lifers Trust, Various States,
635	Series DB-289, GO, VRDO, AGM, LIQ: Deutsche Bank A.G., 0.120%, 09/08/14 (e)	635
4,500	Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G. , 0.120%, 09/08/14 (e)	4,500
2,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources, Inc. Project, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.080%, 09/08/14	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Ohio — continued
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
4,815	Series F, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.070%, 09/08/14	4,815
1,205	Series J, Rev., VRDO, AMT, FHLMC, 0.070%, 09/08/14	1,205
2,400	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International, Inc., Series 1, Rev., VRDO, 0.050%, 09/08/14	2,400

		37,611

	Total Weekly Demand Notes (Cost $37,976)	37,976

SHARES		VALUE($)

Variable Rate Demand Preferred Share — 2.7%
1,500	Nuveen Ohio Quality Income Municipal Fund, Rev., VRDO, LIQ: Royal Bank of Canada, 0.140%, 09/08/14 # (e) (Cost $1,500)	1,500

	Total Investments — 99.1% (Cost $55,081)*	55,081
	Other Assets in Excess of Liabilities — 0.9%	487

	NET ASSETS — 100.0%	$55,568

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— Insured Bond Certificates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates

TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2014.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	21

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,531,588		$108,456		$1,156,699	$55,081
Cash	16		—	(a)	3	1
Receivables:
Investment securities sold	395		799		895	485
Interest from non-affiliates	412		24		753	46
Due from Adviser	—		9		18	6

Total Assets	1,532,411		109,288		1,158,368	55,619

LIABILITIES:
Payables:
Distributions	—	(a)	—		1	—
Investment securities purchased	11,598		—		9,584	—
Accrued liabilities:
Investment advisory fees	—	(a)	—		—	—
Administration fees	—		—		50	—
Shareholder servicing fees	—		—		—	—	(a)
Distribution fees	—		—		—	—	(a)
Custodian and accounting fees	32		23		26	24
Trustees’ and Chief Compliance Officer’s fees	2		—	(a)	1	—	(a)
Printing and mailing costs	54		7		42	4
Audit fees	26		22		31	22
Other	14		3		27	1

Total Liabilities	11,726		55		9,762	51

Net Assets	$1,520,685		$109,233		$1,148,606	$55,568

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,520,611	$109,223	$1,148,663	$55,572
Accumulated undistributed (distributions in excess of) net investment income	(21)	2	(81)	(3)
Accumulated net realized gains (losses)	95	8	24	(1)

Total Net Assets	$1,520,685	$109,233	$1,148,606	$55,568

Net Assets:
E*Trade	$1,025,744	$—	$365,283	$—
Morgan	364,609	3,056	563,924	9,652
Premier	—	25,485	—	6,389
Reserve	—	80,692	158,257	16,622
Service	130,332	—	61,142	22,905

Total	$1,520,685	$109,233	$1,148,606	$55,568

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
E*Trade	1,025,499	—	365,288	—
Morgan	364,644	3,057	563,941	9,645
Premier	—	25,485	—	6,387
Reserve	—	80,691	158,267	16,616
Service	130,365	—	61,144	22,897
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,531,588	$108,456	$1,156,699	$55,081

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	23

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$770	$65	$767	$32

EXPENSES:
Investment advisory fees	618	47	487	23
Administration fees	541	41	426	20
Distribution fees:
E*Trade	3,054	—	1,107	—
Morgan	200	2	302	5
Reserve	—	101	234	25
Service	381	—	172	61
Shareholder servicing fees:
E*Trade	1,527	—	553	—
Morgan	702	6	1,059	20
Premier	—	48	—	9
Reserve	—	122	281	30
Service	190	—	86	30
Custodian and accounting fees	30	18	21	19
Professional fees	27	23	34	24
Trustees’ and Chief Compliance Officer’s fees	9	1	7	—	(a)
Printing and mailing costs	17	4	17	3
Registration and filing fees	18	11	13	10
Transfer agent fees	22	6	46	6
Other	95	1	60	—	(a)

Total expenses	7,431	431	4,905	285

Less amounts waived	(6,738)	(362)	(4,199)	(223)
Less expense reimbursements	—	(11)	—	(30)

Net expenses	693	58	706	32

Net investment income (loss)	77	7	61	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	69	7	22	—

Change in net assets resulting from operations	$146	$14	$83	$—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$77	$139	$7	$—
Net realized gain (loss)	69	63	7	—

Change in net assets resulting from operations	146	202	14	—

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(51)	(96)	—	—
From net realized gains	—	(151)	—	—
Morgan
From net investment income	(20)	(35)	—	— (a)
From net realized gains	—	(60)	—	— (a)
Premier
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(3)
Reserve
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(8)
Service
From net investment income	(6)	(8)	—	—
From net realized gains	—	(16)	—	—

Total distributions to shareholders	(77)	(366)	—	(11)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(38,728)	141,636	(16,606)	(14,993)

NET ASSETS:
Change in net assets	(38,659)	141,472	(16,592)	(15,004)
Beginning of period	1,559,344	1,417,872	125,825	140,829

End of period	$1,520,685	$1,559,344	$109,233	$125,825

Accumulated undistributed (distributions in excess of) net investment income	$(21)	$(21)	$2	$(5)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	25

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$61	$114	$—	$—
Net realized gain (loss)	22	107	—	—

Change in net assets resulting from operations	83	221	—	—

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(19)	(37)	—	—
From net realized gains	—	(31)	—	—
Morgan
From net investment income	(30)	(49)	—	—	(a)
From net realized gains	—	(51)	—	—
Premier
From net investment income	—	—	—	—	(a)
Reserve
From net investment income	(9)	(23)	—	—	(a)
From net realized gains	—	(21)	—	—
Service
From net investment income	(3)	(5)	—	—	(a)
From net realized gains	—	(5)	—	—

Total distributions to shareholders	(61)	(222)	—	—	(a)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(140,686)	(107,106)	(1,617)	(775)

NET ASSETS:
Change in net assets	(140,664)	(107,107)	(1,617)	(775)
Beginning of period	1,289,270	1,396,377	57,185	57,960

End of period	$1,148,606	$1,289,270	$55,568	$57,185

Accumulated undistributed (distributions in excess of) net investment income	$(81)	$(81)	$(3)	$(3)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$143,469	$379,507	$—	$—
Distributions reinvested	51	247	—	—
Cost of shares redeemed	(149,589)	(273,793)	—	—

Change in net assets resulting from E*Trade capital transactions	$(6,069)	$105,961	$—	$—

Morgan
Proceeds from shares issued	$825,829	$1,823,134	$5,403	$11,408
Distributions reinvested	15	70	—	— (a)
Cost of shares redeemed	(875,058)	(1,807,658)	(7,880)	(11,909)

Change in net assets resulting from Morgan capital transactions	$(49,214)	$15,546	$(2,477)	$(501)

Premier
Proceeds from shares issued	$—	$—	$23,990	$35,600
Distributions reinvested	—	—	—	3
Cost of shares redeemed	—	—	(32,347)	(36,108)

Change in net assets resulting from Premier capital transactions	$—	$—	$(8,357)	$(505)

Reserve
Proceeds from shares issued	$—	$—	$47,428	$98,636
Distributions reinvested	—	—	—	8
Cost of shares redeemed	—	—	(53,200)	(112,631)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(5,772)	$(13,987)

Service
Proceeds from shares issued	$134,753	$118,150	$—	$—
Distributions reinvested	6	24	—	—
Cost of shares redeemed	(118,204)	(98,045)	—	—

Change in net assets resulting from Service capital transactions	$16,555	$20,129	$—	$—

Total change in net assets resulting from capital transactions	$(38,728)	$141,636	$(16,606)	$(14,993)

(a) Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
E*Trade
Issued	143,469	379,507	—	—
Reinvested	51	247	—	—
Redeemed	(149,589)	(273,793)	—	—

Change in E*Trade Shares	(6,069)	105,961	—	—

Morgan
Issued	825,829	1,823,134	5,403	11,408
Reinvested	15	70	—	— (a)
Redeemed	(875,058)	(1,807,658)	(7,880)	(11,909)

Change in Morgan Shares	(49,214)	15,546	(2,477)	(501)

Premier
Issued	—	—	23,990	35,600
Reinvested	—	—	—	3
Redeemed	—	—	(32,347)	(36,108)

Change in Premier Shares	—	—	(8,357)	(505)

Reserve
Issued	—	—	47,428	98,636
Reinvested	—	—	—	8
Redeemed	—	—	(53,200)	(112,631)

Change in Reserve Shares	—	—	(5,772)	(13,987)

Service
Issued	134,753	118,150	—	—
Reinvested	6	24	—	—
Redeemed	(118,204)	(98,045)	—	—

Change in Service Shares	16,555	20,129	—	—

(a) Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$65,395	$148,880	$—	$—
Distributions reinvested	19	68	—	—
Cost of shares redeemed	(73,640)	(145,919)	—	—

Change in net assets resulting from E*Trade capital transactions	$(8,226)	$3,029	$—	$—

Morgan
Proceeds from shares issued	$563,534	$1,927,650	$12,297	$75,094
Distributions reinvested	23	74	—	— (a)
Cost of shares redeemed	(623,313)	(1,915,392)	(17,823)	(77,797)

Change in net assets resulting from Morgan capital transactions	$(59,756)	$12,332	$(5,526)	$(2,703)

Premier
Proceeds from shares issued	$—	$—	$14,740	$568
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(11,094)	(685)

Change in net assets resulting from Premier capital transactions	$—	$—	$3,646	$(117)

Reserve
Proceeds from shares issued	$7,703,715	$31,314,445	$8,315	$42,591
Distributions reinvested	6	34	—	— (a)
Cost of shares redeemed	(7,778,709)	(31,434,523)	(14,276)	(37,756)

Change in net assets resulting from Reserve capital transactions	$(74,988)	$(120,044)	$(5,961)	$4,835

Service
Proceeds from shares issued	$117,408	$87,661	$30,267	$27,632
Distributions reinvested	3	10	—	— (a)
Cost of shares redeemed	(115,127)	(90,094)	(24,043)	(30,422)

Change in net assets resulting from Service capital transactions	$2,284	$(2,423)	$6,224	$(2,790)

Total change in net assets resulting from capital transactions	$(140,686)	$(107,106)	$(1,617)	$(775)

(a) Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
E*Trade
Issued	65,395	148,880	—	—
Reinvested	19	68	—	—
Redeemed	(73,640)	(145,919)	—	—

Change in E*Trade Shares	(8,226)	3,029	—	—

Morgan
Issued	563,534	1,927,650	12,297	75,094
Reinvested	23	74	—	— (a)
Redeemed	(623,313)	(1,915,392)	(17,823)	(77,797)

Change in Morgan Shares	(59,756)	12,332	(5,526)	(2,703)

Premier
Issued	—	—	14,740	568
Reinvested	—	—	—	— (a)
Redeemed	—	—	(11,094)	(685)

Change in Premier Shares	—	—	3,646	(117)

Reserve
Issued	7,703,715	31,314,445	8,315	42,591
Reinvested	6	34	—	— (a)
Redeemed	(7,778,709)	(31,434,523)	(14,276)	(37,756)

Change in Reserve Shares	(74,988)	(120,044)	(5,961)	4,835

Service
Issued	117,408	87,661	30,267	27,632
Reinvested	3	10	—	— (a)
Redeemed	(115,127)	(90,094)	(24,043)	(30,422)

Change in Service Shares	2,284	(2,423)	6,224	(2,790)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,025,744	0.09%		0.01%		1.08%
1.00	0.03		1,031,764	0.12		0.01		1.07
1.00	0.01		925,909	0.22		0.01		1.07
1.00	0.01		889,873	0.20		0.01		1.07
1.00	0.07		847,499	0.30		0.01		1.07
1.00	0.01		702,599	0.43	(e)	0.01		1.09

1.00	0.01		364,609	0.09		0.01		0.63
1.00	0.02		413,810	0.12		0.01		0.62
1.00	0.00	(f)	398,310	0.23		0.00	(f)	0.62
1.00	0.00	(f)	401,491	0.21		0.00	(f)	0.62
1.00	0.06		399,696	0.31		0.00	(f)	0.62
1.00	0.03		432,378	0.42	(e)	0.02		0.64

1.00	0.01		130,332	0.09		0.01		1.08
1.00	0.02		113,770	0.12		0.01		1.07
1.00	0.00	(f)	93,653	0.23		0.00	(f)	1.07
1.00	0.00	(f)	111,357	0.20		0.00	(f)	1.07
1.00	0.06		122,928	0.31		0.00	(f)	1.07
1.00	0.00		160,478	0.26		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Michigan Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$3,056	0.10%		0.00	%(e)	0.71%
1.00	0.01		5,534	0.14		0.00		0.69
1.00	0.00	(e)	6,035	0.24		0.00		0.68
1.00	0.00		8,261	0.24		0.00		0.67
1.00	0.05		9,341	0.35		0.00	(e)	0.67
1.00	0.04		14,569	0.51	(f)	0.05		0.73

1.00	0.00		25,485	0.10		0.01		0.56
1.00	0.01		33,838	0.14		0.00		0.54
1.00	0.00	(e)	34,346	0.23		0.00		0.53
1.00	0.00		28,655	0.24		0.00		0.52
1.00	0.05		29,209	0.35		0.00	(e)	0.52
1.00	0.10		38,165	0.42	(f)	0.11		0.57

1.00	0.00		80,692	0.10		0.01		0.81
1.00	0.01		86,453	0.14		0.00		0.79
1.00	0.00	(e)	100,448	0.24		0.00		0.78
1.00	0.00		114,758	0.24		0.00		0.77
1.00	0.05		139,538	0.35		0.00	(e)	0.77
1.00	0.02		220,793	0.32	(g)	0.00	(e)	0.76

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.03%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$365,283	0.11%		0.01%		1.08%
1.00	0.02		373,501	0.14		0.01		1.08
1.00	0.02		370,470	0.24		0.01		1.07
1.00	0.01		326,423	0.25		0.01		1.07
1.00	0.11		310,036	0.34		0.01		1.07
1.00	0.01		293,356	0.57	(e)	0.01		1.09

1.00	0.01		563,924	0.12		0.01		0.63
1.00	0.02		623,670	0.14		0.01		0.63
1.00	0.01		611,340	0.25		0.00	(f)	0.62
1.00	0.00	(f)	657,377	0.26		0.00	(f)	0.62
1.00	0.10		830,150	0.34		0.01		0.62
1.00	0.05		744,054	0.55	(g)	0.06		0.65

1.00	0.01		158,257	0.12		0.01		0.73
1.00	0.02		233,242	0.15		0.01		0.73
1.00	0.01		353,286	0.25		0.00	(f)	0.72
1.00	0.00	(f)	372,876	0.26		0.00	(f)	0.72
1.00	0.10		395,301	0.34		0.01		0.72
1.00	0.02		364,918	0.58	(g)	0.02		0.74

1.00	0.01		61,142	0.12		0.01		1.08
1.00	0.02		58,857	0.14		0.01		1.08
1.00	0.01		61,281	0.25		0.00	(f)	1.07
1.00	0.00	(f)	63,956	0.26		0.00	(f)	1.07
1.00	0.10		93,124	0.34		0.00	(f)	1.07
1.00	0.00		104,245	0.44		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Ohio Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—		$—		$—		$—		$—		$—
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Six Months Ended August 31, 2014 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	(e)	$9,652	0.12%		(0.01)%		0.81%
1.00	0.00	(e)	15,179	0.17		0.00		0.82
1.00	0.00	(e)	17,883	0.24		0.00		0.77
1.00	0.01		22,121	0.21		0.00		0.76
1.00	0.08		22,172	0.36		0.01		0.79
1.00	0.19		23,532	0.55	(f)	0.09		0.77

1.00	0.00	(e)	6,389	0.10		0.03		0.67
1.00	0.00	(e)	2,743	0.16		0.00		0.67
1.00	0.00	(e)	2,859	0.24		0.00		0.63
1.00	0.01		3,050	0.20		0.00		0.61
1.00	0.08		5,039	0.36		0.01		0.64
1.00	0.27		3,589	0.40	(g)	0.08		0.62

1.00	0.00	(e)	16,622	0.11		0.00		0.91
1.00	0.00	(e)	22,583	0.15		0.00		0.92
1.00	0.00	(e)	17,748	0.24		0.00		0.87
1.00	0.01		20,665	0.22		0.00		0.86
1.00	0.08		30,018	0.36		0.01		0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87

1.00	0.00	(e)	22,905	0.10		0.01		1.27
1.00	0.00	(e)	16,680	0.16		0.00		1.27
1.00	0.00	(e)	19,470	0.24		0.00		1.22
1.00	0.01		31,002	0.20		0.00		1.22
1.00	0.08		20,703	0.36		0.00	(e)	1.25
1.00	0.11		19,376	0.34		0.00	(e)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Michigan Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Ohio Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This valuation method involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

The following is a summary of the inputs used as of August 31, 2014, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,531,588	$—	$1,531,588

Michigan Municipal Money Market Fund (a)
Total Investments in Securities	$—	$108,456	$—	$108,456

New York Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,156,699	$—	$1,156,699

Ohio Municipal Money Market Fund (a)
Total Investments in Securities	$—	$55,081	$—	$55,081

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value	Percentage
California Municipal Money Market Fund	$37,500	2.5%

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/ tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the six months ended August 31, 2014.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) acts as the investment adviser to the Funds. The Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the administration agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest,

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2014. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory		Administration Fee	Shareholder Servicing	Total	Contractual Reimbursement
California Municipal Money Market Fund	$30		$—	$462	$492	$—
Michigan Municipal Money Market Fund	—	(a)	—	64	64	7
New York Municipal Money Market Fund	18		—	302	320	—
Ohio Municipal Money Market Fund	—	(a)	—	63	63	—

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total	Voluntary Reimbursement
California Municipal Money Market Fund	$518	$136	$3,635	$1,957	$6,246	$—
Michigan Municipal Money Market Fund	46	37	103	112	298	4
New York Municipal Money Market Fund	352	35	1,815	1,677	3,879	—
Ohio Municipal Money Market Fund	23	20	91	26	160	30

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the Funds did not have any post-enactment net capital loss carryforwards.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

As of August 31, 2014, the following Fund had pre-enactment net capital loss carryforwards, expiring during the six months indicated, which are available to offset future realized gains (amounts in thousands):

2019
Ohio Municipal Money Market Fund	$1

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the New York Municipal Money Market Fund and Ohio Municipal Money Market Fund.

In addition, the Funds each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds invest a significant portion of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

7. Subsequent Event

At a meeting in August, 2014, the Board of Trustees of JPM II approved the liquidation of the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund both of which are scheduled to occur on or about December 15, 2014.

8. Money Market Reform

On July 23rd 2014, the Securities and Exchange Commission amended certain regulations under the 1940 Act that govern money market funds. These amendments require that institutional prime money market funds move to a floating NAV, provide the ability for the Board of Trustees to impose certain liquidity fees and redemption gates and enhance current money market fund reporting requirements. Money market funds will be required to comply with the floating NAV and liquidity fees and redemption gates requirements no later than October 14, 2016. Management is currently evaluating the amendments and their impacts on the Funds.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical	1,000.00	1,024.75	0.46	0.09
Morgan
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Service
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Premier
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Reserve
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.52	0.56	0.11
Morgan
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.47	0.61	0.12

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	45

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
New York Municipal Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical	1,000.00	1,024.47	0.61	0.12
Service
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.47	0.61	0.12

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	0.60	0.12
Hypothetical	1,000.00	1,024.47	0.61	0.12
Premier
Actual	1,000.00	1,000.00	0.45	0.10
Hypothetical	1,000.00	1,024.62	0.46	0.10
Reserve
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.52	0.56	0.11
Service
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.57	0.51	0.10

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	47

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market fund assets advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s performance was in the second, third, and third quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and in the second and third quintiles for the Service Class shares for the one- and three-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s performance was in the fourth, third and fourth quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, including the planned liquidation of the Fund on or about December 15, 2014, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

The Trustees noted that the New York Municipal Money Market Fund’s performance was in the first, third and third quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and in the first and third quintiles for the Service Class shares for the one- and three-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s performance was in the fourth, third and second quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and in the fourth and third quintiles for the Service Class shares for the one- and three-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, including the planned liquidation of the Fund on or about December 15, 2014, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for both the Morgan and Service shares was in the fifth quintile, and that the actual total expenses for the Morgan and Service Class shares were in the third and second quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee and actual total expenses for the Morgan shares were in the third and second quintiles of the Universe Group, respectively. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for both the Morgan and Services shares was in the fifth quintile, and that the actual total expenses for both the Morgan and Service Class shares were in the second quintile of the Universe Group. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee for the Morgan and Service shares were in the first and second quintiles, respectively, and that the actual total expenses for both the Morgan and Service shares were in the second quintile of the Universe Group. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	49

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPM Trust I

JPM I held a special meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the JPM I, including California Municipal Money Market Fund and New York Municipal Money Market Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPM Trust II

JPM II held a special meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	132,674,822
Withheld	508,692

Dr. Matthew Goldstein
In Favor	132,670,672
Withheld	512,842

Robert J. Higgins
In Favor	124,038,998
Withheld	9,144,516

Frankie D. Hughes
In Favor	132,681,734
Withheld	501,780

Peter C. Marshall
In Favor	132,663,579
Withheld	519,935

Mary E. Martinez
In Favor	132,682,318
Withheld	501,196

Marilyn McCoy
In Favor	132,681,993
Withheld	501,520

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	132,664,715
Withheld	518,799

William G. Morton, Jr.
In Favor	132,650,698
Withheld	532,816

Robert A. Oden, Jr.
In Favor	132,664,727
Withheld	518,788

Marian U. Pardo
In Favor	132,690,792
Withheld	492,722

Frederick W. Ruebeck
In Favor	132,644,244
Withheld	539,269

James J. Schonbachler
In Favor	132,671,281
Withheld	512,233

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	51

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-MMKTST-814

Semi-Annual Report

J.P. Morgan Tax Free Funds

August 31, 2014 (Unaudited)

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the six months ended August 31, 2014. The U.S. economy rebounded from a drop in gross domestic product in the winter months and returned to steady, positive growth for the remainder of the reporting period. While signs of price inflation emerged, economic data were within the U.S. Federal Reserve’s stated targets and allowed the central bank to hold its policy guidance constant over the course of the six month period. In this environment, long term interest rates declined. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds and in non-U.S. developed markets.

Tax-free municipal bonds rose along with U.S. Treasury securities. New issuance continued to trend lower and did not keep pace with demand as state and local governments undertook fewer new projects and sought to fund pension obligations and other fixed-cost budget items. Amid low interest rates and improving credit quality, investors sought higher yields offered by municipal bonds at longer maturities and lower quality.

2	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	3.02%
Barclays LB California 1–17 Year Muni Bond Index	3.17%

Net Assets as of 8/31/2014 (In Thousands)	$266,191
Duration as of 8/31/2014	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2014, the Fund (Institutional Class Shares) underperformed the Barclays LB California 1–17 Year Municipal Bond Index (the “Benchmark”). U.S. interest rates overall declined during the period amid a slowdown in growth in the U.S. and Europe and geopolitical issues in the Mideast and Ukraine. A strong technical position, inflows into mutual funds and lower than projected new issuance helped contribute to a drop in interest rates on tax free bonds.

The Fund’s shorter duration and underweight positions relative to the Benchmark in the leasing and state government obligation sectors detracted from relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s overall higher credit quality and shorter duration relative to the Benchmark also detracted from relative performance as interest rates fell and yield spreads narrowed. Yield spreads measure the difference in the yields of bonds of various maturities. Generally, narrowing spreads indicate higher prices for lower quality bonds. The Fund’s cash position also detracted from relative performance as cash earned very little return amid falling interest rates.

The Fund’s longer duration relative to the Benchmark in the education sector and the water/sewer sector made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	13.3%
AA	65.1
A	19.8
BBB	1.5
NR	0.3

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
Without Sales Charge		2.91%	8.08%	4.65%	3.95%
With Sales Charge**		(0.96)	4.02	3.87	3.55
CLASS C SHARES	February 19, 2005
Without CDSC		2.67	7.60	4.15	3.43
With CDSC***		1.67	6.60	4.15	3.43
INSTITUTIONAL CLASS SHARES	December 23, 1996	3.02	8.27	4.77	4.07
SELECT CLASS SHARES	April 21, 1997	2.95	8.13	4.72	3.98

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than those shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, the Barclays LB California 1-17 Year Muni Index and the Lipper California Intermediate Municipal Debt Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.52%
Barclays U.S. 1–15 Year Blend (1–17) Municipal Bond Index	2.92%

Net Assets as of 8/31/2014 (In Thousands)	$3,873,841
Duration as of 8/31/2014	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund (Select Class Shares) underperformed the Barclays U.S. 1–15 Year Blend (1–17) Municipal Bond Index (the “Benchmark”). The Fund’s overweight position in short duration, high quality pre-funded bonds detracted from performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s overall bias to high quality bonds also detracted from relative performance as yield spreads tightened and lower quality debt securities rose in price. The Fund’s underweight position in transportation sector and hospital sector bonds also detracted from relative performance for the six month period.

The Fund’s longer duration profile in AA rated bonds made a positive contribution to performance relative to the Benchmark. The Fund’s overweight position and longer duration in the water & sewer sector also contributed to relative performance, as did the Fund’s overweight position and longer duration profile in New York state bonds.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight position versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	35.4%
AA	53.6
A	9.4
BBB	0.4
NR	1.2

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
Without Sales Charge		2.41%	6.89%	3.48%	3.47%
With Sales Charge**		(1.46)	2.93	2.69	3.08
CLASS B SHARES	December 31, 2003
Without CDSC		2.09	6.30	2.82	2.77
With CDSC***		(2.91)	1.30	2.46	2.77
CLASS C SHARES	December 31, 2003
Without CDSC		2.11	6.22	2.81	2.73
With CDSC****		1.11	5.22	2.81	2.73
INSTITUTIONAL CLASS SHARES	September 10, 2001	2.48	7.17	3.74	3.72
SELECT CLASS SHARES	January 1, 1997	2.52	7.16	3.66	3.63

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds

Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.33%
Barclays New York Competitive Intermediate (1–17 Year) Maturities Index	2.96%

Net Assets as of 8/31/2014 (In Thousands)	$468,998
Duration as of 8/31/2014	4.5 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2014, the Fund (Select Class Shares) underperformed the Barclays New York Competitive Intermediate (1–17 year) Maturities Index (the “Benchmark”). U.S. interest rates overall declined during the period amid a slowdown in growth in the U.S. and Europe and geopolitical issues in the Mideast and Ukraine. A strong technical position, inflows into mutual funds and lower than projected new issuance helped contribute to a drop in interest rates for tax free bonds.

The Fund’s underweight position relative to the Benchmark in the transportation and the special tax sectors detracted from relative performance. In addition, the Fund’s higher quality credit profile relative to the Benchmark detracted from relative performance as yield spreads narrowed and the Fund’s lower quality credit holdings had a shorter relative duration. Yield spreads measure the difference in the yields of bonds of various maturities. Generally, narrowing spreads indicate higher prices for lower quality bonds.

The Fund’s longer duration and overweight position relative to the Benchmark in the leasing sector and the water/sewer sector made a positive contribution to the Fund’s relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York state municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	23.0%
AA	69.1
A	3.9
BBB	1.4
NR	2.6

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
Without Sales Charge		2.32%	6.40%	3.71%	3.52%
With Sales Charge**		(1.48)	2.41	2.92	3.12
CLASS B SHARES	February 16, 2001
Without CDSC		1.92	5.61	3.01	2.96
With CDSC***		(3.08)	0.61	2.66	2.96
CLASS C SHARES	January 31, 2003
Without CDSC		1.79	5.61	2.99	2.79
With CDSC****		0.79	4.61	2.99	2.79
INSTITUTIONAL CLASS SHARES	September 10, 2001	2.40	6.61	3.97	3.78
SELECT CLASS SHARES	January 1, 1997	2.33	6.43	3.80	3.58

*	Not Annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper

Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 97.9% (t)
	California — 95.6%
	Certificate of Participation/Lease — 6.7%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19 (m)	920
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,281
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,776
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,420
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,728
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,981
1,000	COP, 5.000%, 03/01/26	1,170
1,500	COP, 5.000%, 03/01/27	1,755
2,225	Los Angeles City, Sonnenblick-Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15 (m)	2,236
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,345
130	San Mateo County, Joint Powers Financing Authority, Capital Projects Program, Rev., NATL-RE, 6.500%, 07/01/15 (m)	136

		17,748

	Education — 3.4%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,164
1,500	California Educational Facilities Authority, Stanford University, Series T-5, Rev., 5.000%, 03/15/23	1,867
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,197
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,448
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,255
1,000	University of California Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,044

		8,975

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 31.6%
500	City of Irvine, Improvement Bond Act of 1915, District No. 12-1, 3.000%, 09/02/14	500
1,500	Counties of Napa & Sonoma, Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,180
1,000	Counties of Sonoma, Mendocino, & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,202
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,428
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17 (m)	1,436
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,218
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17 (m)	958
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/19	1,631
	County of Los Angeles, Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	1,086
1,000	Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,127
1,000	Series I, GO, 5.000%, 07/01/25	1,177
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,527
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,177
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,754
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,140
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,280
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,817

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	717
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,179
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	948
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,067
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,188
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,421
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,213
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,229
1,580	County of Santa Clara, Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21 (m)	1,617
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,249
1,015	GO, Zero Coupon, 08/01/25	736
1,500	GO, Zero Coupon, 08/01/26	1,043
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,910
1,750	GO, 5.000%, 08/01/28	2,064
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,734
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15 (m)	131
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,233
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,416

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,585
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,184
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,364
	State of California,
1,500	GO, 5.000%, 03/01/17	1,608
3,000	GO, 5.000%, 08/01/19	3,315
1,000	GO, 5.000%, 09/01/19	1,095
1,000	GO, 5.000%, 09/01/21	1,219
3,500	GO, 5.000%, 11/01/21	3,948
3,000	GO, 5.000%, 08/01/22	3,303
2,000	GO, 5.000%, 04/01/24	2,252
1,575	GO, 5.250%, 09/01/27	1,877
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,815
	State of California, Various Purpose,
2,000	GO, 5.000%, 12/01/29	2,362
2,310	GO, 5.250%, 10/01/22	2,785
1,000	GO, 5.500%, 04/01/23	1,189
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,534

		84,168

	Hospital — 3.1%
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/20 (m)	1,053
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,833
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,183
1,000	County of Loma Linda, Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18 (m)	1,023
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,668
1,500	University of California Medical Center, Series D, Rev., 5.000%, 05/15/20	1,630

		8,390

	Housing — 0.4%
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,032

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 20.7%
1,000	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,134
1,175	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/27	1,399
1,000	California Educational Facilities Authority, University of California, Series A, Rev., 5.000%, 10/01/23	1,257
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,722
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 08/15/18	1,160
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	689
850	Series A, Rev., 5.000%, 08/15/28	1,002
655	Series A, Rev., 5.000%, 08/15/30	764
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,145
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,165
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,200
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, California Substance Abuse Treatment Facility & State Prison at Corcoran, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,067
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,095
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,119
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	613
	City of Long Beach Harbor,
250	Series B, Rev., 5.000%, 05/15/24	311
250	Series B, Rev., 5.000%, 05/15/26	305
225	Series B, Rev., 5.000%, 05/15/27	272
2,500	Series C, Rev., 5.000%, 11/15/18	2,933

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,185	County of Marin, Marin Water District Financing Authority, Water, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,390
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30 (w)	935
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16 (m)	583
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,777
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,275
1,500	Los Angeles Department of Water & Power, Power System, Series C, Rev., 5.000%, 07/01/27	1,826
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,190
1,000	Series B, Rev., 5.000%, 08/01/25	1,204
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,763
2,000	Series F, Rev., 5.000%, 07/01/28	2,375
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,328
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,142
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,250
1,200	Series B, Rev., 5.000%, 05/01/18	1,386
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,793
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,585
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,561
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,187
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,185
1,500	Series AM, Rev., 5.000%, 05/15/28	1,809

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,171

		55,067

	Prerefunded — 5.8%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (p)	2,149
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,158
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,729
675	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., FHA/VA MTGS GNMA COLL, 7.500%, 05/01/23 (m) (p)	857
2,000	County of Los Angeles, Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (m) (p)	1,912
1,500	County of San Bernardino, San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	1,567
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (m) (p)	1,356
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Rev., NATL-RE, 6.000%, 08/01/15 (m) (p)	1,043
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (m) (p)	685
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	950
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	898
120	State of California, GO, NATL-RE-IBC, 6.250%, 10/01/19 (m)	121

		15,425

	Special Tax — 2.4%
695	Colton Public Financing Authority, Tax Allocation, Colton Redevelopment Projects, Series A, Rev., NATL-RE, 5.000%, 08/01/18 (m)	697
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,359

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — continued
305	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	306
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,748
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18 (m)	1,315

		6,425

	Transportation — 7.5%
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/25	1,740
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.000%, 05/15/25	1,146
1,500	Series B, Rev., 5.000%, 05/15/26	1,711
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,708
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,326
1,000	Series A, Rev., 5.000%, 05/15/27	1,163
1,250	Series E, Rev., 4.500%, 05/15/16	1,342
	Los Angeles Harbor Department, Los Angeles International Airport,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,657
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17 (m)	1,063
1,500	Port of Oakland, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,513
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,164
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,715
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,683

		19,931

	Utility — 6.4%
1,535	Anaheim Public Financing Authority, Anaheim Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,749
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Anaheim Electric System Distribution Facilities, Rev., NATL-RE, 5.250%, 10/01/16 (m)	3,148

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utility — continued
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,149
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,333
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,742
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,773
1,500	Series B, Rev., 5.250%, 07/01/23	1,790
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,390

		17,074

	Water & Sewer — 7.6%
	California State Department of Water Resources, Central Valley Project Water System,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,919
2,500	Series AF, Rev., 5.000%, 12/01/25	2,909
1,500	Series AG, Rev., 5.000%, 12/01/24	1,789
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,132
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,763
1,500	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.250%, 07/01/24	1,786
1,000	Metropolitan Water District of Southern California, Water, Series D, Rev., 5.000%, 07/01/20	1,180
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,623
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/25	1,742
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,157
2,000	Series B, Rev., 5.000%, 08/01/25	2,303

		20,303

	Total California	254,538

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 0.8%
	Transportation — 0.8%
2,000	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,118

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18 (m)	1,172

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,124

	Puerto Rico — 0.1%
	Other Revenue — 0.1%
190	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	198

	South Carolina — 0.2%
	General Obligation — 0.2%
550	County of Charleston, GO, NATL-RE-IBC, 3.000%, 09/01/14 (m)	550

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas Transportation Commission, State Highway Fund, First Tier, Rev., 5.000%, 04/01/16 (p)	1,075

	Total Municipal Bonds (Cost $239,194)	260,775

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
3,335	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,335)	3,335

	Total Investments — 99.2% (Cost $242,529)	264,110
	Other Assets in Excess of Liabilities — 0.8%	2,081

	NET ASSETS — 100.0%	$266,191

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 95.0% (t)
	Alabama — 0.9%
	Education — 0.3%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,032

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/22	2,054
	City of Huntsville, School Capital Improvement Warrants,
1,000	Series B, GO, 5.000%, 09/01/22	1,147
1,000	Series B, GO, 5.000%, 09/01/26	1,147

		4,348

	Other Revenue — 0.5%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,450
2,000	Series A, Rev., 5.000%, 02/01/24	2,469
2,000	Series A, Rev., 5.000%, 02/01/25	2,446
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,081
3,590	Rev., 5.000%, 03/01/27	4,270
3,910	Rev., 5.000%, 03/01/29	4,581

		18,297

	Total Alabama	33,677

	Alaska — 0.7%
	Other Revenue — 0.6%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,175
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,533

		24,708

	Utility — 0.1%
	Alaska Municipal Bond Bank,
1,000	1, Rev., 5.250%, 09/01/23	1,152
1,000	1, Rev., 5.375%, 09/01/25	1,151
1,000	1, Rev., 5.500%, 09/01/27	1,145

		3,448

	Total Alaska	28,156

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — 3.4%
	Certificate of Participation/Lease — 1.0%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,134
15,000	COP, 5.750%, 09/01/18	17,745
1,680	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	1,761
5,000	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	5,240
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,238
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,215
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,988
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,283
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,413
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,035

		37,052

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,063

	General Obligation — 0.2%
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,730
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,080
1,265	Maricopa County Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,314
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,199
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,426

		7,749

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,801
5,000	Series D, Rev., 5.000%, 01/01/24	5,591
10,000	Series D, Rev., 5.500%, 01/01/19	11,442
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,044

		20,878

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.4%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,846
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,154
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,551
1,000	Series B, Rev., 5.000%, 07/01/24	1,169
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,158
2,000	Series A, Rev., 5.000%, 07/01/27	2,285
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25 (w)	1,249
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,177
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,144
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,106
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,032

		16,871

	Prerefunded — 0.2%
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,041
5,540	Maricopa County IDA, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/31/14 (p)	5,537
1,000	Tucson & Pima Counties IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/01/14 (p)	1,000

		7,578

	Special Tax — 0.0% (g)
500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	562

	Transportation — 0.3%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,414
2,000	Series A, Rev., 5.000%, 07/01/24	2,284
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,803

		9,501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.3%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,578
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,139
500	Series A, Rev., 5.000%, 01/01/21	585
1,000	Series A, Rev., 5.000%, 01/01/22	1,137
4,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	5,216

		11,655

	Water & Sewer — 0.4%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,234
3,025	Series A, Rev., 5.000%, 10/01/24	3,474
2,020	Series A, Rev., 5.000%, 10/01/29	2,324
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,767
1,875	Rev., 5.250%, 07/01/23	2,382
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,319
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,341

		16,841

	Total Arizona	131,750

	California — 13.7%
	Certificate of Participation/Lease — 0.4%
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
3,500	Series A, Rev., 5.000%, 06/01/19	3,626
1,750	Series A, Rev., 5.000%, 06/01/20	1,813
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	7,368
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,430

		14,237

	Education — 1.3%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,242

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Education — continued
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	504
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	988
14,000	Los Angeles Unified School District, Series A-2, GO, 5.000%, 07/01/21	17,057
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,985
5,000	Series O, Rev., 5.750%, 05/15/30	5,954
10,000	Series O, Rev., 5.750%, 05/15/34	11,774

		50,504

	General Obligation — 7.3%
3,400	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/31	4,005
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,422
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,152
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	493
910	GO, AGM, 5.000%, 08/01/25	984
2,000	County of Contra Costa, Mt. Diablo Unified School District, Election 2002, Series B-2, GO, 5.000%, 07/01/26	2,357
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,614
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,992
3,540	GO, 5.000%, 08/01/30	4,127
2,000	County of San Diego, Carlsbad Unified School District, 2006 Election, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,895
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	13,071
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,243
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,629
1,000	Series C, GO, Zero Coupon, 08/01/27	694

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,913
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,713
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,304
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,368
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,408
11,670	Series C, GO, 5.000%, 07/01/24	14,564
36,915	Series C, GO, 5.000%, 07/01/25	45,591
5,505	Series C, GO, 5.000%, 07/01/26	6,725
	Los Angeles Unified School District, Election of 2004,
10,315	Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	11,203
6,120	Series I, GO, 5.250%, 07/01/23	7,305
5,090	San Diego Community College District, GO, 5.000%, 08/01/24	6,210
2,400	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/27	3,071
2,515	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	2,825
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,639
5,000	State of California, GO, 5.000%, 08/01/16	5,448
8,230	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 09/04/14 (p)	8,235
	State of California, Various Purpose,
6,875	GO, 5.000%, 11/01/15	7,264
14,100	GO, 5.000%, 04/01/17	15,724
1,000	GO, 5.000%, 09/01/19	1,191
4,655	GO, 5.000%, 09/01/20	4,987
7,000	GO, 5.000%, 10/01/29	7,827
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,939
6,800	GO, 5.500%, 04/01/21	8,156
15,000	GO, 5.625%, 04/01/26	17,763
6,685	GO, 6.500%, 04/01/33	8,168
1,565	GO, AMBAC, 5.000%, 02/01/27	1,957
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,191
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,167

		282,539

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,444
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	3,018

		5,462

	Other Revenue — 3.2%
1,815	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,208
7,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series B, Rev., 1.500%, 04/01/47	7,095
700	Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, Series A, Rev., 4.000%, 10/01/20	808
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	944
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,731
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,331
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,416
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,175
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,390
5,130	Series H, Rev., 5.000%, 09/01/30 (w)	5,839
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,363
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,957
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,235
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,367

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,502
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,656
3,075	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/32	3,608
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	15,102
2,000	Series C, Rev., 5.000%, 06/01/26	2,382
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,426
2,000	Rev., AGM, 5.000%, 08/01/20	2,279
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,361
1,600	Sacramento Suburban Water District, Series A, Rev., 4.750%, 11/01/22	1,945
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	15,512
10,000	Series A, Rev., 5.000%, 05/01/30	11,764
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,439
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,469
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,853

		124,161

	Prerefunded — 0.2%
35	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	43
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,792
	San Marcos Public Facilities Authority, CR
1,000	Rev., Zero Coupon, 01/01/19 (p)	959
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,696

		8,490

	Utility — 0.4%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,905
9,545	Series A, Rev., 5.250%, 11/15/22	11,112

		14,017

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.8%
280	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	289
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,775
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,156
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,314
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,482
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,593
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,124
2,165	Series A, Rev., 5.000%, 05/15/22	2,551
6,200	Series A, Rev., 5.000%, 05/15/23	7,277
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/23	1,194

		32,755

	Total California	532,165

	Colorado — 4.2%
	Certificate of Participation/Lease — 0.2%
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/23	5,771

	Education — 0.1%
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	599
1,480	Series A, Rev., 5.500%, 06/01/26	1,750
750	Series A, Rev., 5.750%, 06/01/28	895

		3,244

	General Obligation — 1.1%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,147
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	22,004
9,500	GO, 5.000%, 12/15/22	11,608

		41,759

	Hospital — 0.0% (g)
585	Colorado Health Facilities Authority, Hospital, Boulder Community Hospital Project, Series C, Rev., NATL-RE, 6.000%, 10/01/14	588

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,298

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 2.7%
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,350
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,498
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	28,711
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,498
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,427
1,610	Douglas County School District No. Re-1, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,637

		104,121

	Total Colorado	160,781

	Connecticut — 0.7%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,967
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,243

		15,210

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,411
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,467

		2,878

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	120
350	Series A, Rev., 5.000%, 08/15/25	416
150	Series A, Rev., 5.000%, 08/15/26	177
250	Series A, Rev., 5.000%, 08/15/27	293
300	Series A, Rev., 5.000%, 08/15/29 (w)	347
100	Series A, Rev., 5.500%, 08/15/23 (w)	125
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	5,017

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,407

		8,902

	Total Connecticut	26,990

	Delaware — 0.4%
	General Obligation — 0.4%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,404
2,000	GO, 5.000%, 07/01/23	2,397
4,000	Series B, GO, 5.000%, 07/01/22	4,944
3,710	Series B, GO, 5.000%, 07/01/23	4,635
1,000	Series C, GO, 5.000%, 10/01/25	1,284

	Total Delaware	15,664

	District of Columbia — 0.2%
	Other Revenue — 0.2%
1,150	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,150
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,887

	Total District of Columbia	7,037

	Florida — 2.7%
	Certificate of Participation/Lease — 0.1%
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/23	4,065

	General Obligation — 1.3%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,650
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,399
1,250	Series A, GO, 5.000%, 06/01/25	1,491
5,000	Series B, GO, 4.750%, 06/01/21	5,216
14,600	Series D, GO, 5.000%, 06/01/24	17,511
1,260	Series D, GO, 5.500%, 06/01/18	1,479
4,515	Series E, GO, 5.000%, 06/01/19	5,331
4,740	Series E, GO, 5.000%, 06/01/20	5,677
5,800	Series F, GO, 5.000%, 06/01/20	6,305

		51,059

	Housing — 0.1%
1,905	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	2,037

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
1,020	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,091

		3,128

	Other Revenue — 0.5%
1,500	City of Gulf Breeze, Local Government Loan Program, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	1,564
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	591
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,887
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,119
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,690
1,135	Miami-Dade County Expressway Authority, Toll System, Series A, Rev., 5.000%, 07/01/22	1,349
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	5,854

		18,054

	Prerefunded — 0.3%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	10,119

	Special Tax — 0.1%
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,753
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,455

		4,208

	Transportation — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,154

	Water & Sewer — 0.2%
8,200	County of Miami-Dade, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,016

	Total Florida	103,803

	Georgia — 3.1%
	General Obligation — 0.7%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,892
2,000	GO, 5.000%, 02/01/26	2,332

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,500	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	1,663
	State of Georgia,
10,000	Series B, GO, 5.000%, 01/01/20	11,699
7,515	Series G, GO, 5.000%, 10/01/16	8,245

		26,831

	Other Revenue — 1.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,187
1,960	Rev., 5.000%, 12/01/22	2,291
1,000	Rev., 5.000%, 12/01/23	1,159
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,194
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,422
445	Series A, Rev., 5.000%, 05/01/27	536
595	Series A, Rev., 5.000%, 05/01/28	711
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,957
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,290
2,465	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., AGM, 5.000%, 06/01/19	2,805
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,055

		41,607

	Prerefunded — 0.1%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,722

	Special Tax — 0.2%
5,000	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., AGM, 5.000%, 06/01/20	5,701
1,330	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,482

		7,183

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,732

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 1.0%
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	7,240
6,565	Rev., 5.000%, 07/01/21	7,648
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,879
8,660	Series B, Rev., 5.250%, 10/01/23	10,701
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,499

		37,967

	Total Georgia	121,042

	Hawaii — 0.9%
	General Obligation — 0.5%
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,141
11,810	Series DR, GO, 5.000%, 06/01/15	12,246
5,000	Series DY, GO, 5.000%, 02/01/19	5,866

		19,253

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,830
520	Rev., 5.250%, 01/01/18	599
5,120	Rev., 5.250%, 01/01/21	5,928
2,450	Rev., 6.000%, 01/01/29	2,884

		16,241

	Total Hawaii	35,494

	Idaho — 0.4%
	Hospital — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,104

	Illinois — 2.4%
	Education — 0.1%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,920

	General Obligation — 1.1%
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,592
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,561
2,000	Counties of Kendall, Kane & Will, Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,232

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,357
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,160
6,650	County of DuPage, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,724
485	County of McHenry, Community Unit School District No. 200, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	499
	State of Illinois,
3,000	GO, 5.000%, 02/01/22	3,334
8,885	Series A, GO, 5.000%, 03/01/19	8,920
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,675
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,008
725	GO, 5.750%, 06/01/26	812
830	GO, 5.750%, 06/01/27	933
620	GO, 5.750%, 06/01/28	697

		41,504

	Other Revenue — 0.2%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	172
200	Rev., 5.000%, 01/01/21	229
150	Rev., 5.000%, 01/01/22	171
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,996
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,634

		6,202

	Prerefunded — 0.2%
2,130	Chicago Board of Education, Dedicated Revenues—DePriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,161
4,320	County of Winnebago, Public Safety Sales Tax Alternate Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,593
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,388

		8,142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,275
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,614
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,100

		31,989

	Total Illinois	93,757

	Indiana — 1.5%
	Certificate of Participation/Lease — 0.1%
1,630	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/22	1,697
1,410	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,578

		3,275

	Education — 0.1%
3,000	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/20	3,125

	General Obligation — 0.0% (g)
325	City of Evansville, Waterworks District, Series B, Rev., 5.000%, 01/01/22	388

	Other Revenue — 1.2%
375	City of Evansville, Waterworks District, Series B, Rev., 5.000%, 01/01/23	441
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,166
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,776
5,205	Series A, Rev., 5.000%, 02/01/30	6,039
18,805	Series C, Rev., 5.000%, 02/01/21	22,249
3,000	Series C, Rev., 5.000%, 02/01/30	3,509
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,154
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,338
1,000	Series A, Rev., 5.000%, 06/01/32	1,146
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	867
1,245	Series D, Rev., 5.000%, 01/01/24	1,496

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	341
750	Rev., 5.000%, 07/15/23	908
1,255	Rev., 5.000%, 07/15/24	1,532

		46,962

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,290

	Total Indiana	57,040

	Iowa — 0.8%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,816
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,219

		9,035

	Housing — 0.0% (g)
640	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	675

	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,350
12,905	Rev., 5.000%, 08/01/29	14,890
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	604

		21,844

	Total Iowa	31,554

	Kansas — 2.9%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,709
	County of Shawnee, Unified School District No. 345, Seaman,
650	Series A, GO, 5.000%, 09/01/24	778
1,000	Series A, GO, 5.000%, 09/01/25	1,174
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/23	5,251

		10,912

	Other Revenue — 1.1%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,369
3,800	Series A, Rev., 5.000%, 09/01/22	4,448

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	State of Kansas, Department of Transportation, Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,754
2,500	Series A, Rev., 5.000%, 09/01/18	2,914
7,000	Series A, Rev., 5.000%, 09/01/19	8,330
7,000	Series A, Rev., 5.000%, 09/01/20	8,438
5,750	Series C, Rev., 5.000%, 09/01/24	7,156

		44,409

	Prerefunded — 1.5%
5,480	City of Kansas, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,479
25,000	Counties of Reno, Sedgwick & Finney, Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,861
3,225	County of Labette, Single Family Mortgage, Capital Accumulator Bonds, Series A, Rev., Zero Coupon, 12/01/14 (p)	3,224
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,194

		57,758

	Total Kansas	113,079

	Kentucky — 1.0%
	Certificate of Participation/Lease — 0.1%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,757
1,000	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/21	1,195
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,724

		4,676

	Education — 0.1%
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,684
1,000	Series B, Rev., 5.000%, 10/01/20	1,123

		2,807

	Other Revenue — 0.4%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,080

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,175	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/22	1,413
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,102
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,376
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,166
	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,607
2,130	Series A, Rev., 5.000%, 07/01/25	2,512
5,145	Series A, Rev., 5.000%, 07/01/27	5,957

		17,213

	Prerefunded — 0.1%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,325
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	522

		2,847

	Transportation — 0.0% (g)
	Louisville Regional Airport Authority, Airport System,
2,000	Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	2,076

		2,076

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,207

	Water & Sewer — 0.2%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,711
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,078
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,973

		7,762

	Total Kentucky	40,588

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — 2.2%
	Certificate of Participation/Lease — 0.1%
3,130	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,378

	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,548
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,110
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,144

		3,802

	Housing — 0.0% (g)
338	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	344
975	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,043

		1,387

	Other Revenue — 0.4%
	City of Alexandria, Utilities,
1,070	Series A, Rev., 4.750%, 05/01/38	1,158
1,400	Series A, Rev., 5.000%, 05/01/43	1,539
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,939
3,495	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	3,739
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,120
5,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	5,225

		14,720

	Prerefunded — 1.1%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,290

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,729
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,629
2,500	Parish of East Baton Rouge, Public Improvement Sales Tax, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	2,551
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,617

		41,816

	Special Tax — 0.5%
3,565	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	3,814
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,977
2,125	Rev., AGC, 5.000%, 08/01/21	2,467
2,000	Rev., AGC, 5.000%, 08/01/22	2,321
3,490	Rev., AGC, 5.250%, 08/01/19	4,154

		17,733

	Transportation — 0.0% (g)
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,479

	Total Louisiana	84,315

	Maryland — 0.7%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,633

	General Obligation — 0.2%
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,943

	Other Revenue — 0.1%
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18	2,512

	Private Placement — 0.0% (g)
1,333	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	1,353

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,083

	Total Maryland	26,524

	Massachusetts — 2.8%
	Certificate of Participation/Lease — 0.5%
	Massachusetts Bay Transportation Authority,
10,530	Series A, Rev., 5.250%, 07/01/27	13,579
5,000	Series A, Rev., 5.250%, 07/01/29	6,444

		20,023

	Education — 0.3%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,716
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,252
2,100	Series M, Rev., 5.250%, 07/01/29	2,776

		9,744

	General Obligation — 0.9%
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,631
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,085
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,256
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/22	1,153
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,289

		35,414

	Other Revenue — 0.5%
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,347
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,810
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,837
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,915

		19,909

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.5%
4,200	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series C, GO, 5.250%, 09/01/15 (p)	4,415
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,499
	University of Massachusetts Building Authority Project,
8,250	Series 2004-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	8,325

		18,239

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/25	2,858
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,221

		5,079

	Total Massachusetts	108,408

	Michigan — 2.5%
	Education — 0.1%
1,000	County of Wayne, City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,104
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,552

		5,656

	General Obligation — 1.0%
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,724
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,631
2,060	GO, AGM, Zero Coupon, 06/01/18	1,919
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,173
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,659
	County of Kent, Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,825
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,953
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,722
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	1,954
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	1,958

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,396
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,138
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,032
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,544
1,000	Healthsource Saginaw, Inc., GO, 5.000%, 05/01/22	1,181
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,441
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	334
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,247
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,546
4,300	State of Michigan, Series A, GO, 5.000%, 12/01/28	5,160

		38,537

	Hospital — 0.1%
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,145
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,528

		2,673

	Housing — 0.0% (g)
	Michigan State Housing Development Authority, Multi-Family Housing, Weston Apartments, Limited Obligation,
235	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	241
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,924

		2,165

	Other Revenue — 0.6%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,192
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,093

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,153
1,000	Series A, Rev., 5.500%, 07/01/41	1,177
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,153
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,109
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,149
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	1,058
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,553
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,514
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,727
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,352
610	Rev., 5.000%, 11/15/26	714
1,035	Rev., 5.000%, 11/15/27	1,211

		24,155

	Special Tax — 0.2%
	Michigan State Comprehensive Transportation,
3,130	Rev., AGM, 5.250%, 05/15/18	3,629
2,000	Rev., AGM, 5.250%, 05/15/21	2,439

		6,068

	Transportation — 0.0% (g)
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,215

	Utility — 0.1%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,462
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,643

		3,105

	Water & Sewer — 0.4%
1,900	City of Detroit, Sewage Disposal System, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,049

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,218
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,026
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,897
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,087

		14,277

	Total Michigan	97,851

	Minnesota — 0.9%
	General Obligation — 0.6%
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,045
10,000	Series H, GO, 5.000%, 11/01/19	11,927

		23,972

	Other Revenue — 0.1%
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,433
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,123

		2,556

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,373

	Utility — 0.0% (g)
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/14 (p)	1,005

	Total Minnesota	35,906

	Mississippi — 1.1%
	Prerefunded — 1.1%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,234
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,935

	Total Mississippi	42,169

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — 3.0%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/21	1,707
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	733
1,500	Springfield School District No R-12, Missouri Direct Deposit Program, Series B, GO, 5.000%, 03/01/25	1,870

		4,310

	Housing — 0.0% (g)
310	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	331
550	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	590

		921

	Other Revenue — 2.2%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,719
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	33,044
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,615
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/22	5,830
3,645	Series B, Rev., 5.000%, 07/01/22	4,453
3,740	Series B, Rev., 5.000%, 07/01/24	4,502
3,905	Series B, Rev., 5.000%, 07/01/29	4,622
2,050	Series B, Rev., 5.000%, 07/01/30	2,427
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,065

		83,277

	Transportation — 0.4%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,765
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,309

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
7,985	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,827

		16,901

	Water & Sewer — 0.3%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,549

	Total Missouri	114,958

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,827
1,500	Rev., GAN, 5.000%, 06/01/23	1,706

	Total Montana	3,533

	Nebraska — 0.1%
	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,653

	New Jersey — 2.7%
	Certificate of Participation/Lease — 0.4%
9,400	New Jersey Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/15 (p)	9,876
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,776
3,300	Series A, COP, 5.000%, 06/15/21	3,632

		16,284

	Education — 0.1%
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,666

	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,731
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,433
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	535
50	Series A, Rev., 5.750%, 06/15/16 (p)	55

		7,754

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 1.6%
	Garden State Preservation Trust, Open Space & Farmland Preservations,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	34,091
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,098
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	8,146
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	4,773
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	5,536
6,670	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,929

		63,573

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,859

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,325
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,458
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,524
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,689

		5,996

	Total New Jersey	105,132

	New Mexico — 1.1%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
480	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	524
1,380	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,435
1,655	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,769

		3,728

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,267

	Other Revenue — 0.7%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28 (w)	1,124
1,150	Rev., 5.000%, 06/01/29 (w)	1,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	2,007
1,645	Series B, Rev., 5.000%, 06/01/21	1,870
1,890	Series B, Rev., 5.000%, 06/01/26	2,125
2,050	Series B, Rev., 5.000%, 06/01/28	2,296
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,987
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,785

		24,574

	Special Tax — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	12,167

	Total New Mexico	41,736

	New York — 16.0%
	Certificate of Participation/Lease — 0.2%
5,635	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series A, Rev., 5.000%, 06/15/25	7,026
355	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Rev., 5.600%, 04/01/15	365

		7,391

	Education — 0.4%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,290
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,982
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,968
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,818

		16,058

	General Obligation — 0.8%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,837

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	City of New York, Fiscal Year 2014,
5,000	Series G, GO, 5.000%, 08/01/22	6,025
9,520	Series G, GO, 5.000%, 08/01/25	11,446
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,683
15	Series J, GO, 5.000%, 06/01/21	16
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	116
1,555	County of Orange, Chester Union Free School District, GO, AGM, 5.000%, 04/15/27	1,740

		28,863

	Other Revenue — 9.2%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17	14,365
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,675
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,521
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,874
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,074
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,678
3,000	New York City Transitional Finance Authority, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,524
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,452
11,100	Series B, Rev., 5.000%, 02/01/26	13,038
12,660	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/22	14,990
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,559
4,050	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.000%, 04/01/17	4,528

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
20,000	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	23,262
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,851
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,399
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,954
10,000	Series A, Rev., 5.000%, 02/15/28	11,861
5,000	Series A, Rev., 5.000%, 02/15/29	5,900
9,000	Series B, Rev., 5.000%, 03/15/24	10,763
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	629
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,373
2,000	Series A, Rev., 5.000%, 05/15/28	2,327
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	10,938
4,345	Series B, Rev., 5.000%, 06/15/27	5,120
7,280	Series D, Rev., 5.000%, 06/15/25	8,781
5,325	Series D, Rev., 5.000%, 06/15/27	6,332
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35	1,315
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	23,321
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,290
12,185	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Unrefunded Balance, Rev., AMBAC, 5.000%, 04/01/21	12,816
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,724
7,820	Series D, Rev., 5.500%, 01/01/19	9,259

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,544
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,562
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,780
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	30,587
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,412
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,544
2,500	Series B, Rev., 5.000%, 11/15/30	2,915
	Utility Debt Securitization Authority,
500	Series TE, Rev., 5.000%, 12/15/29 (w)	599
4,250	Series TE, Rev., 5.000%, 12/15/41	4,879

		357,315

	Prerefunded — 0.2%
1,850	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	2,209
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,962

		8,171

	Short Term Note — 0.1%
3,000	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/32	3,534

	Special Tax — 4.5%
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Subseries A-1, Rev., 5.000%, 11/01/21	1,584
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	5,949
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,147
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	11,971
1,425	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,657
	New York State Dormitory Authority, State Personal Income Tax, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,724
10,000	Series D, Rev., 5.000%, 03/15/17	10,941

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — continued
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 12/15/28	23,480
4,900	Series A, Rev., 5.000%, 12/15/29	5,732
3,000	Series A, Rev., 5.000%, 02/15/43	3,367
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,742
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,050	Series A, Rev., 5.000%, 03/15/17	2,284
11,025	Series A, Rev., 5.000%, 03/15/26	13,056
17,000	Series A, Rev., 5.250%, 03/15/19	20,140
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,141
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,744
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,603
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,704
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,972
	Sales Tax Asset Receivable Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	3,874
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	15,095
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,018
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	6,693

		174,618

	Transportation — 0.4%
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,013

	Utility — 0.2%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,571

	Total New York	618,534

	North Carolina — 2.2%
	General Obligation — 1.3%
	County of Union,
2,085	Series A, GO, 5.000%, 03/01/18	2,394
3,000	Series A, GO, 5.000%, 03/01/21	3,628

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	24,605
15,000	Series B, GO, 5.000%, 06/01/19	17,757
500	Series C, GO, 4.000%, 05/01/22	578

		48,962

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,433

	Other Revenue — 0.7%
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	477
1,000	County of Buncombe, Series A, Rev., 5.000%, 06/01/20	1,192
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,913
3,500	Rev., 5.000%, 06/01/19	4,092
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,491
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,231
5,000	Series A, Rev., 5.000%, 05/01/24	5,802

		27,198

	Utility — 0.1%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,694

	Total North Carolina	84,287

	Ohio — 1.3%
	General Obligation — 0.0% (g)
750	County of Hamilton, Hospital Facilities, UC Health, Rev., 5.000%, 02/01/19	856

	Housing — 0.0% (g)
535	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	551

	Other Revenue — 1.0%
750	County of Hamilton, Hospital Facilities, UC Health, Rev., 5.000%, 02/01/20	866
	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati,
2,385	Series A, Rev., 5.000%, 12/01/20	2,870
4,210	Series A, Rev., 5.000%, 12/01/21	5,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,288
750	Series A, Rev., 5.750%, 07/01/28	850
1,400	Series A, Rev., 5.750%, 07/01/33	1,565
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/21	1,120
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
7,770	Rev., 5.000%, 12/01/20	9,413
3,360	Rev., 5.000%, 12/01/24	4,239
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,924
2,000	Series B, Rev., 5.000%, 10/01/24	2,322
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,723
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,312

		38,497

	Prerefunded — 0.3%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	8,001
760	County of Lake, Painesville City Local School District, School Improvement, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	806

		8,807

	Total Ohio	48,711

	Oklahoma — 0.5%
	Education — 0.2%
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	8,373

	Housing — 0.0% (g)
300	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	316

	Other Revenue — 0.3%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,279

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,758
5,000	Series A, Rev., 5.000%, 01/01/25	5,860

		11,897

	Total Oklahoma	20,586

	Oregon — 0.2%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,937
2,200	Series A, COP, 5.000%, 05/01/25	2,518

		4,455

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,878

	Total Oregon	7,333

	Pennsylvania — 1.2%
	Education — 0.5%
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,465
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,198
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,882
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,944
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,579
1,065	Rev., AGM, 5.000%, 10/01/25	1,196
1,000	Rev., AGM, 5.000%, 10/01/26	1,120

		19,384

	General Obligation — 0.2%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,340
2,000	GO, AGM, 5.000%, 04/01/26	2,258
2,000	GO, AGM, 5.375%, 04/01/27	2,282
500	GO, AGM, 5.500%, 04/01/24	577
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/24	1,125

		8,582

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,452
5,000	Series B, Rev., 5.000%, 06/15/18	5,020
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.932%, 12/01/24	4,624

		15,096

	Other Revenue — 0.0% (g)
625	County of Allegheny, West View Borough Municipal Authority, Water, Rev., 3.000%, 11/15/15	645

	Prerefunded — 0.1%
	County of Blair, Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	592
900	GO, AGM, 4.125%, 12/01/15 (p)	944

		1,536

	Total Pennsylvania	45,243

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,896

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,209

	Other Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,142

	Total Rhode Island	3,351

	South Carolina — 1.4%
	Education — 0.1%
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/21	4,410

	General Obligation — 0.6%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	739
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,838

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,304
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,784

		24,665

	Other Revenue — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,172
1,505	Rev., 5.000%, 12/01/23	1,774
730	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	790

		3,736

	Prerefunded — 0.3%
	Charleston Educational Excellence Finance Corp., Charleston County School District, South Carolina Project,
5,500	Rev., 5.000%, 12/01/14 (p)	5,569
4,610	City of Charleston, Waterworks & Sewer System, Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	4,900
2,395	County of Charleston, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,530

		12,999

	Utility — 0.3%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,169

	Total South Carolina	55,979

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
352	Heartland Consumers Power District, Electric System, Rev., AGM, 6.375%, 01/01/16 (p)	369

	Tennessee — 0.5%
	General Obligation — 0.5%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/15 (p)	4,358
4,000	Series D, GO, 5.000%, 07/01/23	4,699
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,968

		18,025

	Utility — 0.0% (g)
1,195	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	1,321

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,082

		2,403

	Total Tennessee	20,428

	Texas — 7.4%
	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,720
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,736
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,557
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,019
2,000	Series A, Rev., 5.250%, 08/15/20	2,325

		27,357

	General Obligation — 2.8%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,180
	City of Denton,
1,535	Series A, GO, 5.000%, 02/15/18	1,755
3,245	Series A, GO, 5.000%, 02/15/19	3,792
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,319
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,237
2,600	Series A, GO, 5.000%, 03/01/29	3,096
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,361
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,061
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	6,063
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,972
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/21	1,136
755	GO, AGM, 4.375%, 02/15/22	813
1,175	GO, AGM, 4.500%, 02/15/24	1,268
1,055	GO, AGM, 4.700%, 02/15/26	1,147
2,000	County of Collin, Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,044
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,672

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	County of El Paso,
3,815	GO, 5.000%, 02/15/25	4,185
2,950	GO, 5.000%, 02/15/26	3,228
1,975	GO, NATL-RE, 5.000%, 08/15/15 (p)	2,067
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,259
	County of Harris, Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,095
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,370
5,000	County of Harris, Permanent Improvement, Series B, GO, 5.500%, 10/01/17	5,746
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,973
1,700	County of Tarrant, Eagle Mountain—Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,918
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,564
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,177
3,000	GO, 5.000%, 08/15/20	3,521
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,938
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,802
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,543
3,475	Series A, GO, 5.000%, 10/01/18	4,061
2,000	Series A, GO, 5.000%, 10/01/20	2,374

		107,737

	Hospital — 0.2%
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,873
2,690	Series A, Rev., 5.000%, 02/15/18	2,962

		6,835

	Other Revenue — 1.5%
	City of Austin, Water & Wastewater System,
1,295	Rev., 5.000%, 11/15/20	1,556
2,695	Rev., 5.000%, 11/15/21	3,272
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	353
305	Rev., 5.000%, 12/01/28	358

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
360	Rev., 5.000%, 12/01/29	420
270	Rev., 5.000%, 12/01/30	314
430	Rev., 5.000%, 12/01/31	498
540	Rev., 5.000%, 12/01/32	622
500	Rev., 5.000%, 12/01/34	571
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,695
5,115	Rev., 5.000%, 12/15/25	5,853
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,068
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,398
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,446
5,000	Series F, Rev., 5.000%, 11/01/24	5,977
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
3,800	Series A, Rev., 5.000%, 05/15/28	4,239
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,818
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,163
3,000	Series A, Rev., 5.500%, 09/01/41	3,463
3,000	Series A, Rev., 6.000%, 09/01/41	3,673
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	630
750	Rev., 5.000%, 09/01/20	864

		56,251

	Prerefunded — 0.6%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,947
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,526
	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System,
12,345	Series B, Rev., 7.200%, 12/01/14 (p)	12,568
2,400	Midland County College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,454

		24,495

	Special Tax — 0.7%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	10,999

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 01/01/16 (p)	15,420

		26,419

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,396
5,000	Rev., 5.000%, 12/01/21	5,786
6,825	Series A, Rev., 5.000%, 12/01/17	7,778
8,950	Series A, Rev., 5.000%, 12/01/18	10,446
5,000	Series A, Rev., 5.000%, 12/01/21	5,798
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,096

		32,300

	Utility — 0.0% (g)
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,251

	Water & Sewer — 0.1%
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,137
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,136
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,607

		4,880

	Total Texas	287,525

	Utah — 0.6%
	General Obligation — 0.2%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,205
3,950	Series C, GO, 5.000%, 04/01/20	4,697

		5,902

	Other Revenue — 0.1%
1,000	Central Utah Water Conservancy District, Water, Series B, Rev., 5.000%, 10/01/20	1,197
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,159
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/29	2,337

		4,693

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.3%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,755

	Total Utah	21,350

	Virginia — 1.5%
	Education — 0.2%
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,183

	General Obligation — 0.4%
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,194
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,821
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	4,087

		17,102

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,233

	Other Revenue — 0.3%
4,340	County of Montgomery, Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,152
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,528
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program,
5	Rev., 5.000%, 09/01/16 (p)	6
495	Rev., 5.000%, 09/01/16	541
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Unrefunded Balance, Rev., 5.000%, 09/01/14	5

		10,232

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,608
1,835	Series A, Rev., 5.000%, 05/15/19	1,973
1,520	Series A, Rev., 5.000%, 05/15/20	1,634
2,015	Series A, Rev., 5.000%, 05/15/21	2,167

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,403
1,260	Series B, Rev., 5.000%, 05/15/19	1,355

		10,140

	Water & Sewer — 0.3%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,629
7,390	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 5.500%, 10/01/22	9,416

		13,045

	Total Virginia	58,935

	Washington — 2.3%
	General Obligation — 1.2%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,281
1,195	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/19	1,422
	State of Washington,
4,465	Series R-2015A, GO, 4.000%, 07/01/26	5,019
3,480	Series B & AT-7, GO, 6.400%, 06/01/17	3,830
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,506
5,015	Series C, GO, 5.000%, 02/01/30	5,720
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,339
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,608

		45,725

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,797

	Other Revenue — 0.9%
1,500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	1,784
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,802
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	18,016
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,218
1,150	Series A, Rev., 5.000%, 01/01/23	1,407

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	Washington Health Care Facilities Authority, Providence Health & Services,
1,000	Series B, Rev., 5.000%, 10/01/20	1,183
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,258
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,987

		35,655

	Prerefunded — 0.1%
3,500	County of Snohomish, Marysville School District No. 25, GO, AGM, 5.000%, 06/01/16 (p)	3,786

	Water & Sewer — 0.0% (g)
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,462

	Total Washington	90,425

	West Virginia — 0.7%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,241
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,238
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	976
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	959

		6,414

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,122
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,036

		3,158

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	12,278
615	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	654
	West Virginia University, University Projects,
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14 (p)	1,004
150	Series C, Rev., NATL-RE, FGIC, 4.750%, 10/01/14 (p)	151

		14,087

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.0% (g)
500	West Virginia Commissioner of Highways, Surface Transportation Improvements, Series A, Rev., AGM, 5.000%, 09/01/14	500

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,187
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,498

		2,685

	Total West Virginia	26,844

	Wisconsin — 1.7%
	General Obligation — 1.5%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	25,288
16,050	Series A, GO, 5.000%, 05/01/23	19,307
13,190	Series A, GO, 5.250%, 05/01/25	15,980

		60,575

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 0.2%
6,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19 (i)	6,673

	Total Wisconsin	67,248

	Total Municipal Bonds (Cost $3,401,100)	3,679,910

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.6%
141,206	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $141,206)	141,206

	Total Investments — 98.7% (Cost $3,542,306)	3,821,116
	Other Assets in Excess of Liabilities — 1.4%	52,725

	NET ASSETS — 100.0%	$3,873,841

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 98.4% (t)
	District of Columbia — 0.3%
	Certificate of Participation/Lease — 0.3%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,582

	Hawaii — 0.2%
	Water & Sewer — 0.2%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	861

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,666

	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,045
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,324

	Total New Jersey	2,369

	New York — 96.2%
	Certificate of Participation/Lease — 2.6%
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Class A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,593
	New York State Urban Development Corp., Service Contract,
7,000	Series C, Rev., 5.000%, 01/01/25	7,889
1,500	Series D, Rev., 5.375%, 01/01/21	1,742

		12,224

	Education — 7.4%
	New York City Transitional Finance Authority, Building Aid,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,260
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,679
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Class A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,697
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18 (m)	1,712

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21 (m)	2,124
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22 (m)	1,238
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23 (m)	3,633
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24 (m)	2,012
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25 (m)	2,956
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15 (m)	1,047
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16 (m)	3,843
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,142
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,042
155	New York State Mortgage Agency, Higher Education Finance Authority, Series A, Rev., 4.000%, 11/01/14	156
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,300

		34,841

	General Obligation — 17.7%
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,540
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,505
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,406
	City of New York, Fiscal Year 2009,
3,000	Series A, Subseries A-1, GO, 5.250%, 08/15/23	3,466
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,465
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,306
1,000	Series J, Subseries J-1, GO, 5.000%, 05/15/24	1,159
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,316
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,875
2,000	City of New York, Fiscal Year 2014, Series D, Subseries D-1, GO, 5.000%, 08/01/28	2,337

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
	City of New York, Unrefunded Balance,
3,285	Series E, GO, AGM, 5.000%, 11/01/17	3,312
1,325	Series G, GO, 5.000%, 12/01/19	1,341
2,990	Series G, GO, 5.000%, 08/01/20	3,182
345	Series H, GO, 5.000%, 08/01/16 (p)	347
65	Subseries F-1, GO, XLCA, 5.000%, 09/01/19	68
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,543
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,734
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,024
765	Series B, GO, 5.000%, 12/15/22	919
500	Series B, GO, 5.000%, 12/15/23	593
	Monroe County, Public Improvement Refunding,
335	Series A, Class A, GO, NATL-RE-IBC, 6.000%, 03/01/15	343
1,000	Series A, Class A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,138
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17 (m)	772
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,138
	Nassau County, General Improvement,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,540
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,791
1,350	Nassau County, Mineola Village, Refunding, GO, 5.000%, 08/15/23	1,541
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16 (m)	1,134
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17 (m)	1,176
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19 (m)	1,173
20	Rockland County, Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	20
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,731
4,000	Series C, GO, 5.000%, 04/15/17	4,121

		83,056

	Hospital — 3.5%
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Class A, Rev., 5.000%, 11/01/17	2,515

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23 (m)	1,235
370	Rev., NATL-RE, 5.750%, 07/01/19 (m)	443
4,875	Series A2, Rev., 5.000%, 07/01/26	5,508
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,326
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,374

		16,401

	Housing — 0.1%
435	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	451

	Industrial Development Revenue/Pollution Control Revenue — 1.4%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Class N, Rev., 5.000%, 05/01/23	4,901
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Subseries I-2, Rev., 5.000%, 11/01/26	1,630

		6,531

	Other Revenue — 13.7%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,404
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/28	4,640
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,874
3,000	New York City Transitional Finance Authority, Building Aid, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,309
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,930
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,186
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	268
335	Series B, Rev., 5.000%, 11/01/18	373
2,095	Series B, Rev., 5.000%, 11/01/20	2,325
1,235	New York State Dormitory Authority, Class B, Rev., 6.000%, 08/15/16	1,302
5,000	New York State Dormitory Authority, Court Facilities, Series A, Class A, Rev., AMBAC, 5.500%, 05/15/26	6,370
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Class A, Rev., 5.375%, 02/15/21	1,176
	New York State Dormitory Authority, Mount Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,475
2,000	Series A, Rev., 5.000%, 07/01/26	2,242
525	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	598
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,242
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,990
1,500	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series A, Class N, Rev., 5.000%, 06/15/27	1,837
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,299
3,000	Series B, Rev., 5.250%, 01/01/25	3,434
1,000	Port Authority of New York & New Jersey, Consolidated, Series 185, Rev., 5.000%, 09/01/28	1,160
	Triborough Bridge & Tunnel Authority, Unrefunded Balance,
935	Series A-2, Rev., 5.000%, 11/15/23	1,077
1,010	Series C, Rev., 5.000%, 11/15/21	1,170
1,455	Series C, Rev., 5.000%, 11/15/23	1,677
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,209
1,115	TSASC, Inc., Tobacco Settlement, Asset-Backed, Series 1, Rev., 4.750%, 06/01/22	1,105
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,293
1,000	Series A, Rev., 5.000%, 07/01/23	1,141

		64,289

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 6.2%
1,000	City of New York, Series J, Subseries J-1, GO, AGM, 5.000%, 06/01/20 (p)	1,082
	City of New York, Fiscal Year 2006,
10	Series G, GO, 5.000%, 02/01/16 (p)	11
1,000	Subseries F-1, GO, XLCA, 5.000%, 09/01/15 (p)	1,048
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	832
2,500	Long Island Power Authority, Electric System, Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	2,706
	New York City Transitional Finance Authority, Future Tax Secured,
945	Rev., 5.250%, 05/01/19 (p)	1,128
515	Series B, Rev., 5.000%, 05/01/17 (p)	577
5	New York State Dormitory Authority, Mental Health Services, Series B, Class B, Rev., 6.000%, 08/15/16 (p)	6
5	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	6
665	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Prerefunded, Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15 (p)	700
4,335	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Unrefunded Balance, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	4,563
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16 (m)	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17 (m)	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18 (m)	60
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	664
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,680
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,623
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,193

		29,025

	Special Tax — 18.7%
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York,
1,000	Series A, Rev., 5.000%, 11/15/20	1,175
1,000	Series A, Rev., 5.000%, 11/15/21	1,170

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Special Tax — continued
	New York City Transitional Finance Authority, Building Aid,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,731
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,744
	New York City Transitional Finance Authority, Future Tax Secured,
3,250	Series D, Rev., 5.000%, 11/01/25	3,806
5,000	Subseries C-1, Rev., 5.000%, 11/01/19	5,656
1,545	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,789
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,351
2,500	Series A, Rev., 5.000%, 04/01/20	2,866
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/22	5,836
2,000	Series B, Rev., 5.000%, 03/15/20	2,347
3,455	Series B, Rev., 5.250%, 02/15/21	4,072
3,100	Series C, Rev., 5.000%, 03/15/24	3,515
3,995	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance, Series A, Rev., 5.250%, 02/15/23	4,693
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,163
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,501
2,890	Series A, Rev., 5.000%, 03/15/26	3,340
2,705	Series A, Rev., 5.000%, 03/15/27	3,121
	New York State Thruway Authority, State Personal Income Tax,
1,325	Series A, Rev., 5.000%, 03/15/19	1,498
2,455	Series A, Rev., 5.000%, 03/15/22	2,765
2,000	Series A, Rev., 5.000%, 03/15/28	2,344
3,700	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	4,383
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,722
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — continued
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Class A, Rev., NATL-RE, 5.500%, 03/15/19	1,794
3,200	Series A-2, Class A, Rev., NATL-RE, 5.500%, 03/15/23	4,028
5,000	Series A-2, Class A, Rev., NATL-RE, 5.500%, 03/15/25	6,435

		87,484

	Transportation — 18.2%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,150
1,000	Series A, Rev., 5.125%, 11/15/24	1,148
1,000	Series B, Rev., 5.250%, 11/15/22	1,198
2,000	Series B, Rev., 5.250%, 11/15/24	2,374
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16 (m)	18,606
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,525
2,000	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/23	2,412
3,000	New York State Power Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,378
2,000	New York State Thruway Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,258
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,776
1,500	Series A, Rev., 5.000%, 04/01/22	1,714
6,000	Series A, Rev., 5.000%, 04/01/26	6,934
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,678
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,383
5,695	Series B, Rev., 5.000%, 04/01/22	6,589
5,000	Series B, Rev., 5.000%, 04/01/24	5,582
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,338
75	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15 (m)	76
	Port Authority of New York & New Jersey, Consolidated,
3,000	Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,293

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — continued
1,500	Series 149, Rev., 5.000%, 11/15/18	1,695
4,000	Series 151, Rev., 5.250%, 09/15/23	4,488
5,000	Series 152, Rev., 5.000%, 11/01/22	5,580

		85,175

	Utility — 3.0%
	Long Island Power Authority, Electric System,
2,000	Series B, Rev., 5.625%, 04/01/24	2,275
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,085
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,607
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21 (m)	4,340
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,817

		14,124

	Water & Sewer — 3.7%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	873
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	703
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,462
5,330	Series BB, Rev., 5.000%, 06/15/19 (p)	5,776
1,000	Series FF, Rev., 5.000%, 06/15/25	1,173
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series B, Class B, Rev., 5.500%, 10/15/25	5,496

		17,483

	Total New York	451,084

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.1%
	Housing — 0.1%
520	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series A, Class A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	543

	Puerto Rico — 0.5%
	Other Revenue — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,251

	Wisconsin — 0.3%
	Hospital — 0.3%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., VAR, 4.280%, 05/01/29 (i)	1,271

	Total Municipal Bonds (Cost $417,240)	461,627

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
1,722	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,722)	1,722

	Total Investments — 98.8% (Cost $418,962)	463,349
	Other Assets in Excess of Liabilities — 1.2%	5,649

	NET ASSETS — 100.0%	$468,998

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
MBIA	— Insured by Municipal Bond Insurance Corp.
MTA	— Metropolitan Transportation Authority
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.
PRIV	— Private

PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	43

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$260,775		$3,679,910	$461,627
Investments in affiliates, at value	3,335		141,206	1,722

Total investment securities, at value	264,110		3,821,116	463,349
Cash	—		454	—
Receivables:
Investment securities sold	—		34,140	350
Fund shares sold	102		9,423	693
Interest from non-affiliates	2,743		39,045	5,597
Dividends from affiliates	—	(a)	1	—	(a)

Total Assets	266,955		3,904,179	469,989

LIABILITIES:
Payables:
Distributions	178		6,205	244
Investment securities purchased	—		18,023	—
Fund shares redeemed	360		4,052	336
Accrued liabilities:
Investment advisory fees	59		951	120
Administration fees	16		263	33
Shareholder servicing fees	13		272	42
Distribution fees	44		77	104
Custodian and accounting fees	36		150	39
Trustees’ and Chief Compliance Officer’s fees	—	(a)	3	—	(a)
Other	58		342	73

Total Liabilities	764		30,338	991

Net Assets	$266,191		$3,873,841	$468,998

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$243,939	$3,589,710	$420,732
Accumulated undistributed (distributions in excess of) net investment income	274	3,521	470
Accumulated net realized gains (losses)	397	1,800	3,409
Net unrealized appreciation (depreciation)	21,581	278,810	44,387

Total Net Assets	$266,191	$3,873,841	$468,998

Net Assets:
Class A	$76,841	$214,310	$180,395
Class B	—	1,391	836
Class C	51,620	76,682	101,885
Institutional Class	111,001	3,181,236	138,874
Select Class	26,729	400,222	47,008

Total	$266,191	$3,873,841	$468,998

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	6,878	18,913	24,662
Class B	—	125	114
Class C	4,655	6,922	13,934
Institutional Class	10,133	285,232	18,902
Select Class	2,393	35,816	6,396

Net Asset Value (a):
Class A — Redemption price per share	$11.17	$11.33	$7.31
Class B — Offering price per share (b)	—	11.13	7.35
Class C — Offering price per share (b)	11.09	11.08	7.31
Institutional Class — Offering and redemption price per share	10.95	11.15	7.35
Select Class — Offering and redemption price per share	11.17	11.17	7.35
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.61	$11.77	$7.59

Cost of investments in non-affiliates	$239,194	$3,401,100	$417,240
Cost of investments in affiliates	3,335	141,206	1,722

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	45

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,703	$63,317	$9,410
Dividend income from affiliates	1	6	—	(a)

Total investment income	4,704	63,323	9,410

EXPENSES:
Investment advisory fees	404	5,562	729
Administration fees	112	1,539	202
Distribution fees:
Class A	104	222	230
Class B	—	4	3
Class C	194	245	396
Shareholder servicing fees:
Class A	104	222	230
Class B	—	1	1
Class C	65	82	132
Institutional Class	52	1,571	73
Select Class	38	403	61
Custodian and accounting fees	30	121	34
Interest expense to affiliates	—	—	—	(a)
Professional fees	30	41	32
Trustees’ and Chief Compliance Officer’s fees	2	21	3
Printing and mailing costs	7	56	11
Registration and filing fees	9	69	10
Transfer agent fees	26	244	51
Other	11	124	17

Total expenses	1,188	10,527	2,215

Less amounts waived	(320)	(648)	(231)

Net expenses	868	9,879	1,984

Net investment income (loss)	3,836	53,444	7,426

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4)	1,205	1,448
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	3,887	38,144	1,556

Net realized/unrealized gains (losses)	3,883	39,349	3,004

Change in net assets resulting from operations	$7,719	$92,793	$10,430

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,836	$8,262	$53,444	$122,086
Net realized gain (loss)	(4)	608	1,205	536
Distributions of capital gains received from investment company affiliates	—	—	—	6
Change in net unrealized appreciation/depreciation	3,887	(9,814)	38,144	(162,153)

Change in net assets resulting from operations	7,719	(944)	92,793	(39,525)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,169)	(2,772)	(2,288)	(5,574)
From net realized gains	—	(768)	—	(196)
Class B
From net investment income	—	—	(9)	(22)
From net realized gains	—	—	—	(1)
Class C
From net investment income	(605)	(1,576)	(642)	(1,834)
From net realized gains	—	(510)	—	(80)
Institutional Class
From net investment income	(1,589)	(2,318)	(45,652)	(50,131)
From net realized gains	—	(662)	—	(3,353)
Select Class
From net investment income	(432)	(1,604)	(4,520)	(65,207)
From net realized gains	—	(240)	—	(364)

Total distributions to shareholders	(3,795)	(10,450)	(53,111)	(126,762)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,649	(78,853)	230,909	(1,704,313)

NET ASSETS:
Change in net assets	15,573	(90,247)	270,591	(1,870,600)
Beginning of period	250,618	340,865	3,603,250	5,473,850

End of period	$266,191	$250,618	$3,873,841	$3,603,250

Accumulated undistributed (distributions in excess of) net investment income	$274	$233	$3,521	$3,188

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,426	$17,307
Net realized gain (loss)	1,448	6,184
Change in net unrealized appreciation/depreciation	1,556	(26,378)

Change in net assets resulting from operations	10,430	(2,887)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,924)	(6,836)
From net realized gains	—	(2,028)
Class B
From net investment income	(11)	(27)
From net realized gains	—	(11)
Class C
From net investment income	(1,270)	(3,322)
From net realized gains	—	(1,222)
Institutional Class
From net investment income	(2,440)	(3,378)
From net realized gains	—	(1,570)
Select Class
From net investment income	(784)	(3,794)
From net realized gains	—	(534)

Total distributions to shareholders	(7,429)	(22,722)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(29,826)	(172,279)

NET ASSETS:
Change in net assets	(26,825)	(197,888)
Beginning of period	495,823	693,711

End of period	$468,998	$495,823

Accumulated undistributed (distributions in excess of) net investment income	$470	$473

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$7,770	$23,218	$32,217	$42,511
Net assets acquired in Fund reorganization (See Note 8)	—	—	47,869	—
Distributions reinvested	1,139	3,458	1,828	4,935
Cost of shares redeemed	(14,698)	(49,714)	(46,041)	(136,125)

Change in net assets resulting from Class A capital transactions	$(5,789)	$(23,038)	$35,873	$(88,679)

Class B
Proceeds from shares issued	$—	$—	$— (a)	$28
Net assets acquired in Fund reorganization (See Note 8)	—	—	536	—
Distributions reinvested	—	—	9	21
Cost of shares redeemed	—	—	(155)	(351)

Change in net assets resulting from Class B capital transactions	$—	$—	$390	$(302)

Class C
Proceeds from shares issued	$3,826	$6,414	$3,127	$8,775
Net assets acquired in Fund reorganization (See Note 8)	—	—	13,417	—
Distributions reinvested	522	1,831	547	1,678
Cost of shares redeemed	(4,949)	(35,456)	(8,247)	(67,975)

Change in net assets resulting from Class C capital transactions	$(601)	$(27,211)	$8,844	$(57,522)

Institutional Class
Proceeds from shares issued	$23,740	$72,969	$393,457	$2,762,114
Distributions reinvested	826	1,529	11,344	13,682
Cost of shares redeemed	(5,788)	(64,414)	(292,366)	(905,272)

Change in net assets resulting from Institutional Class capital transactions	$18,778	$10,084	$112,435	$1,870,524

Select Class
Proceeds from shares issued	$10,775	$15,816	$38,450	$804,019
Net assets acquired in Fund reorganization (See Note 8)	—	—	72,932	—
Distributions reinvested	252	703	2,329	20,524
Cost of shares redeemed	(11,766)	(55,207)	(40,344)	(4,252,877)

Change in net assets resulting from Select Class capital transactions	$(739)	$(38,688)	$73,367	$(3,428,334)

Total change in net assets resulting from capital transactions	$11,649	$(78,853)	$230,909	$(1,704,313)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	702	2,101	2,863	3,782
Shares issued in connection with Fund reorganization (See Note 8)	—	—	4,225	—
Reinvested	103	316	162	442
Redeemed	(1,321)	(4,535)	(4,087)	(12,186)

Change in Class A Shares	(516)	(2,118)	3,163	(7,962)

Class B
Issued	—	—	— (a)	3
Shares issued in connection with Fund reorganization (See Note 8)	—	—	48	—
Reinvested	—	—	1	2
Redeemed	—	—	(14)	(32)

Change in Class B Shares	—	—	35	(27)

Class C
Issued	348	581	284	800
Shares issued in connection with Fund reorganization (See Note 8)	—	—	1,211	—
Reinvested	47	168	50	153
Redeemed	(451)	(3,254)	(750)	(6,241)

Change in Class C Shares	(56)	(2,505)	795	(5,288)

Institutional Class
Issued	2,186	6,793	35,548	252,581
Reinvested	76	142	1,024	1,249
Redeemed	(532)	(5,976)	(26,401)	(82,605)

Change in Institutional Class Shares	1,730	959	10,171	171,225

Select Class
Issued	970	1,434	3,460	72,598
Shares issued in connection with Fund reorganization (See Note 8)	—	—	6,528	—
Reinvested	23	64	210	1,862
Redeemed	(1,056)	(5,034)	(3,638)	(388,961)

Change in Select Class Shares	(63)	(3,536)	6,560	(314,501)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

	New York Tax Free Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,002	$32,293
Distributions reinvested	2,790	8,533
Cost of shares redeemed	(21,290)	(106,742)

Change in net assets resulting from Class A capital transactions	$(6,498)	$(65,916)

Class B
Proceeds from shares issued	$—	$— (a)
Distributions reinvested	11	37
Cost of shares redeemed	(136)	(429)

Change in net assets resulting from Class B capital transactions	$(125)	$(392)

Class C
Proceeds from shares issued	$5,177	$16,502
Distributions reinvested	1,197	4,298
Cost of shares redeemed	(15,825)	(79,573)

Change in net assets resulting from Class C capital transactions	$(9,451)	$(58,773)

Institutional Class
Proceeds from shares issued	$14,040	$110,849
Distributions reinvested	1,463	2,897
Cost of shares redeemed	(26,030)	(36,798)

Change in net assets resulting from Institutional Class capital transactions	$(10,527)	$76,948

Select Class
Proceeds from shares issued	$4,475	$12,476
Distributions reinvested	380	1,499
Cost of shares redeemed	(8,080)	(138,121)

Change in net assets resulting from Select Class capital transactions	$(3,225)	$(124,146)

Total change in net assets resulting from capital transactions	$(29,826)	$(172,279)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	1,647	4,381
Reinvested	383	1,171
Redeemed	(2,923)	(14,622)

Change in Class A Shares	(893)	(9,070)

Class B
Issued	—	— (a)
Reinvested	2	5
Redeemed	(19)	(58)

Change in Class B Shares	(17)	(53)

Class C
Issued	712	2,229
Reinvested	164	591
Redeemed	(2,177)	(10,888)

Change in Class C Shares	(1,301)	(8,068)

Institutional Class
Issued	1,919	15,135
Reinvested	200	397
Redeemed	(3,556)	(5,043)

Change in Institutional Class Shares	(1,437)	10,489

Select Class
Issued	612	1,703
Reinvested	52	204
Redeemed	(1,103)	(18,832)

Change in Select Class Shares	(439)	(16,925)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$11.01	$0.16	(f)	$0.16	$0.32	$(0.16)	$—	$(0.16)
Year Ended February 28, 2014	11.37	0.33	(f)	(0.26)	0.07	(0.33)	(0.10)	(0.43)
Year Ended February 28, 2013	11.27	0.29	(f)	0.10	0.39	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2012	10.43	0.33	(f)	0.84	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(f)	(0.15)	0.17	(0.32)	—	(0.32)
Year Ended February 28, 2010	10.24	0.34	(f)	0.34	0.68	(0.34)	—	(0.34)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.93	0.13	(f)	0.16	0.29	(0.13)	—	(0.13)
Year Ended February 28, 2014	11.29	0.27	(f)	(0.25)	0.02	(0.28)	(0.10)	(0.38)
Year Ended February 28, 2013	11.19	0.23	(f)	0.11	0.34	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2012	10.36	0.27	(f)	0.84	1.11	(0.28)	—	(0.28)
Year Ended February 28, 2011	10.51	0.26	(f)	(0.14)	0.12	(0.27)	—	(0.27)
Year Ended February 28, 2010	10.18	0.28	(f)	0.34	0.62	(0.29)	—	(0.29)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	10.80	0.16	(f)	0.15	0.31	(0.16)	—	(0.16)
Year Ended February 28, 2014	11.17	0.33	(f)	(0.26)	0.07	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.07	0.30	(f)	0.10	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.25	0.34	(f)	0.82	1.16	(0.34)	—	(0.34)
Year Ended February 28, 2011	10.41	0.32	(f)	(0.15)	0.17	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.08	0.35	(f)	0.33	0.68	(0.35)	—	(0.35)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	11.01	0.16	(f)	0.16	0.32	(0.16)	—	(0.16)
Year Ended February 28, 2014	11.37	0.33	(f)	(0.25)	0.08	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.27	0.29	(f)	0.11	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.43	0.34	(f)	0.83	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(f)	(0.15)	0.17	(0.32)	—	(0.32)
Year Ended February 28, 2010	10.24	0.35	(f)	0.33	0.68	(0.34)	—	(0.34)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.17	2.91%	$76,841	0.59%	2.90%	0.97%	—	%(g)
11.01	0.74	81,386	0.59	2.98	0.96	7
11.37	3.55	108,158	0.58	2.57	0.95	21
11.27	11.38	84,031	0.59	3.04	0.97	7
10.43	1.58	63,899	0.58	3.00	0.96	4
10.58	6.74	70,001	0.58	3.23	0.96	4

11.09	2.67	51,620	1.09	2.40	1.47	—	(g)
10.93	0.24	51,468	1.09	2.47	1.46	7
11.29	3.05	81,461	1.08	2.07	1.45	21
11.19	10.81	69,057	1.09	2.54	1.47	7
10.36	1.09	51,267	1.08	2.50	1.46	4
10.51	6.22	47,012	1.08	2.68	1.45	4

10.95	2.93	111,001	0.49	3.00	0.57	—	(g)
10.80	0.78	90,732	0.49	3.08	0.56	7
11.17	3.72	83,122	0.48	2.68	0.56	21
11.07	11.49	29,325	0.49	3.15	0.57	7
10.25	1.62	36,117	0.48	3.11	0.56	4
10.41	6.85	47,885	0.49	3.45	0.57	4

11.17	2.95	26,729	0.54	2.95	0.72	—	(g)
11.01	0.79	27,032	0.54	3.02	0.71	7
11.37	3.58	68,124	0.53	2.58	0.70	21
11.27	11.44	174,585	0.54	3.09	0.72	7
10.43	1.64	132,449	0.53	3.06	0.71	4
10.58	6.80	125,503	0.53	3.36	0.71	4

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$11.21	$0.15	(f)	$0.12	$0.27	$(0.15)	$—	$(0.15)
Year Ended February 28, 2014	11.50	0.29	(f)	(0.27)	0.02	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.53	0.29	(f)	(0.01)	0.28	(0.28)	(0.03)	(0.31)
Year Ended February 29, 2012	10.95	0.32	(f)	0.58	0.90	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2011	11.11	0.32	(f)	(0.17)	0.15	(0.31)	— (g)	(0.31)
Year Ended February 28, 2010	10.81	0.34	(f)	0.31	0.65	(0.34)	(0.01)	(0.35)

Class B
Six Months Ended August 31, 2014 (Unaudited)	11.01	0.11	(f)	0.12	0.23	(0.11)	—	(0.11)
Year Ended February 28, 2014	11.31	0.21	(f)	(0.27)	(0.06)	(0.23)	(0.01)	(0.24)
Year Ended February 28, 2013	11.34	0.21	(f)	(0.01)	0.20	(0.20)	(0.03)	(0.23)
Year Ended February 29, 2012	10.77	0.24	(f)	0.58	0.82	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.94	0.24	(f)	(0.17)	0.07	(0.24)	— (g)	(0.24)
Year Ended February 28, 2010	10.64	0.26	(f)	0.31	0.57	(0.26)	(0.01)	(0.27)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.96	0.11	(f)	0.12	0.23	(0.11)	—	(0.11)
Year Ended February 28, 2014	11.25	0.21	(f)	(0.27)	(0.06)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2013	11.29	0.21	(f)	(0.01)	0.20	(0.21)	(0.03)	(0.24)
Year Ended February 29, 2012	10.73	0.24	(f)	0.57	0.81	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.89	0.24	(f)	(0.16)	0.08	(0.24)	— (g)	(0.24)
Year Ended February 28, 2010	10.61	0.26	(f)	0.30	0.56	(0.27)	(0.01)	(0.28)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	11.03	0.16	(f)	0.12	0.28	(0.16)	—	(0.16)
Year Ended February 28, 2014	11.32	0.32	(f)	(0.28)	0.04	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	11.36	0.32	(f)	(0.02)	0.30	(0.31)	(0.03)	(0.34)
Year Ended February 29, 2012	10.79	0.34	(f)	0.58	0.92	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2011	10.95	0.34	(f)	(0.16)	0.18	(0.34)	— (g)	(0.34)
Year Ended February 28, 2010	10.66	0.36	(f)	0.30	0.66	(0.36)	(0.01)	(0.37)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	11.05	0.16	(f)	0.12	0.28	(0.16)	—	(0.16)
Year Ended February 28, 2014	11.33	0.30	(f)	(0.27)	0.03	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.37	0.31	(f)	(0.02)	0.29	(0.30)	(0.03)	(0.33)
Year Ended February 29, 2012	10.80	0.33	(f)	0.58	0.91	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2011	10.96	0.33	(f)	(0.16)	0.17	(0.33)	— (g)	(0.33)
Year Ended February 28, 2010	10.67	0.35	(f)	0.30	0.65	(0.35)	(0.01)	(0.36)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.33	2.41%	$214,310	0.75%	2.67%	0.92%	8%
11.21	0.21	176,538	0.74	2.59	0.91	13
11.50	2.42	272,644	0.74	2.54	0.91	14
11.53	8.39	289,561	0.75	2.82	0.91	14
10.95	1.39	308,840	0.74	2.85	0.92	12
11.11	6.05	380,458	0.74	3.05	0.92	11

11.13	2.09	1,391	1.41	2.00	1.42	8
11.01	(0.52)	991	1.40	1.95	1.41	13
11.31	1.79	1,326	1.40	1.89	1.41	14
11.34	7.73	2,142	1.41	2.17	1.42	14
10.77	0.61	4,826	1.41	2.19	1.42	12
10.94	5.42	11,525	1.41	2.37	1.42	11

11.08	2.11	76,682	1.41	2.00	1.42	8
10.96	(0.46)	67,154	1.40	1.92	1.41	13
11.25	1.73	128,409	1.40	1.87	1.41	14
11.29	7.69	126,128	1.41	2.16	1.42	14
10.73	0.74	132,680	1.41	2.18	1.42	12
10.89	5.33	162,154	1.41	2.37	1.42	11

11.15	2.58	3,181,236	0.50	2.92	0.52	8
11.03	0.45	3,035,148	0.49	2.91	0.52	13
11.32	2.62	1,175,767	0.49	2.78	0.51	14
11.36	8.70	972,352	0.50	3.07	0.51	14
10.79	1.66	904,992	0.49	3.10	0.52	12
10.95	6.31	911,417	0.49	3.33	0.53	11

11.17	2.52	400,222	0.59	2.83	0.67	8
11.05	0.35	323,419	0.58	2.71	0.66	13
11.33	2.53	3,895,704	0.58	2.69	0.66	14
11.37	8.60	3,617,664	0.59	2.98	0.66	14
10.80	1.55	3,909,267	0.58	3.01	0.67	12
10.96	6.20	3,702,164	0.58	3.23	0.68	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$7.27	$0.11	(f)	$0.05	$0.16	$(0.12)	$—	$(0.12)
Year Ended February 28, 2014	7.55	0.23	(f)	(0.20)	0.03	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2013	7.56	0.21	(f)	(0.01)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.13	0.23	(f)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.29	0.23	(f)	(0.16)	0.07	(0.23)	—	(0.23)
Year Ended February 28, 2010	7.06	0.23	(f)	0.23	0.46	(0.23)	—	(0.23)

Class B
Six Months Ended August 31, 2014 (Unaudited)	7.30	0.09	(f)	0.05	0.14	(0.09)	—	(0.09)
Year Ended February 28, 2014	7.58	0.18	(f)	(0.20)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.59	0.16	(f)	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.16	0.18	(f)	0.43	0.61	(0.18)	—	(0.18)
Year Ended February 28, 2011	7.31	0.18	(f)	(0.14)	0.04	(0.19)	—	(0.19)
Year Ended February 28, 2010	7.09	0.18	(f)	0.22	0.40	(0.18)	—	(0.18)

Class C
Six Months Ended August 31, 2014 (Unaudited)	7.27	0.09	(f)	0.04	0.13	(0.09)	—	(0.09)
Year Ended February 28, 2014	7.55	0.17	(f)	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.56	0.16	(f)	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.13	0.18	(f)	0.43	0.61	(0.18)	—	(0.18)
Year Ended February 28, 2011	7.28	0.18	(f)	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2010	7.06	0.18	(f)	0.22	0.40	(0.18)	—	(0.18)

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	7.30	0.12	(f)	0.05	0.17	(0.12)	—	(0.12)
Year Ended February 28, 2014	7.58	0.25	(f)	(0.20)	0.05	(0.25)	(0.08)	(0.33)
Year Ended February 28, 2013	7.59	0.23	(f)	(0.01)	0.22	(0.23)	—	(0.23)
Year Ended February 29, 2012	7.16	0.25	(f)	0.43	0.68	(0.25)	—	(0.25)
Year Ended February 28, 2011	7.31	0.25	(f)	(0.15)	0.10	(0.25)	—	(0.25)
Year Ended February 28, 2010	7.09	0.25	(f)	0.22	0.47	(0.25)	—	(0.25)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	7.30	0.12	(f)	0.05	0.17	(0.12)	—	(0.12)
Year Ended February 28, 2014	7.58	0.23	(f)	(0.19)	0.04	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2013	7.59	0.22	(f)	(0.02)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.16	0.23	(f)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.31	0.24	(f)	(0.15)	0.09	(0.24)	—	(0.24)
Year Ended February 28, 2010	7.09	0.24	(f)	0.21	0.45	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$7.31	2.18%	$180,395	0.75%	3.13%	0.95%	1%
7.27	0.42	185,794	0.75	3.07	0.94	2
7.55	2.61	261,565	0.74	2.79	0.93	7
7.56	9.41	259,552	0.75	3.10	0.94	5
7.13	1.00	243,933	0.75	3.19	0.94	6
7.29	6.63	279,898	0.74	3.20	0.94	6

7.35	1.92	836	1.45	2.43	1.45	1
7.30	(0.24)	956	1.42	2.40	1.44	2
7.58	1.94	1,395	1.42	2.11	1.43	7
7.59	8.56	1,553	1.44	2.43	1.44	5
7.16	0.46	2,655	1.43	2.50	1.43	6
7.31	5.71	6,210	1.43	2.55	1.44	6

7.31	1.79	101,885	1.45	2.43	1.45	1
7.27	(0.27)	110,690	1.44	2.38	1.44	2
7.55	1.96	175,902	1.42	2.10	1.43	7
7.56	8.63	160,321	1.44	2.41	1.44	5
7.13	0.42	141,174	1.43	2.50	1.44	6
7.28	5.78	177,204	1.42	2.50	1.43	6

7.35	2.40	138,874	0.50	3.38	0.55	1
7.30	0.67	148,468	0.50	3.37	0.54	2
7.58	2.88	74,702	0.49	3.04	0.53	7
7.59	9.59	43,753	0.50	3.35	0.54	5
7.16	1.40	38,866	0.50	3.43	0.54	6
7.31	6.70	57,134	0.49	3.48	0.54	6

7.35	2.33	47,008	0.65	3.23	0.70	1
7.30	0.50	49,915	0.64	3.16	0.69	2
7.58	2.71	180,147	0.66	2.85	0.68	7
7.59	9.40	331,634	0.69	3.17	0.69	5
7.16	1.22	362,574	0.68	3.25	0.69	6
7.31	6.49	438,650	0.68	3.29	0.69	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes.

Effective November 1, 2009, Class B Shares of Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Intermediate Tax free Bond Fund acquired all of the assets and liabilities of JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund in a reorganization on August 29, 2014. Please refer to footnote 8 discussing the merger.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years (except for California Tax Free Bond Fund). No sales charges are assessed with respect to Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to

60	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,335	$260,775	$—	$264,110

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,032	$—	$11,032
General Obligation	—	4,348	—	4,348
Other Revenue	—	18,297	—	18,297

Total Alabama	—	33,677	—	33,677

Alaska
Other Revenue	—	24,708	—	24,708
Utility	—	3,448	—	3,448

Total Alaska	—	28,156	—	28,156

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arizona
Certificate of Participation/Lease	$—	$37,052	$—	$37,052
Education	—	3,063	—	3,063
General Obligation	—	7,749	—	7,749
Hospital	—	20,878	—	20,878
Other Revenue	—	16,871	—	16,871
Prerefunded	—	7,578	—	7,578
Special Tax	—	562	—	562
Transportation	—	9,501	—	9,501
Utility	—	11,655	—	11,655
Water & Sewer	—	16,841	—	16,841

Total Arizona	—	131,750	—	131,750

California
Certificate of Participation/Lease	—	14,237	—	14,237
Education	—	50,504	—	50,504
General Obligation	—	282,539	—	282,539
Hospital	—	5,462	—	5,462
Other Revenue	—	124,161	—	124,161
Prerefunded	—	8,490	—	8,490
Utility	—	14,017	—	14,017
Water & Sewer	—	32,755	—	32,755

Total California	—	532,165	—	532,165

Colorado
Certificate of Participation/Lease	—	5,771	—	5,771
Education	—	3,244	—	3,244
General Obligation	—	41,759	—	41,759
Hospital	—	588	—	588
Other Revenue	—	5,298	—	5,298
Prerefunded	—	104,121	—	104,121

Total Colorado	—	160,781	—	160,781

Connecticut
General Obligation	—	15,210	—	15,210
Housing	—	2,878	—	2,878
Other Revenue	—	8,902	—	8,902

Total Connecticut	—	26,990	—	26,990

Delaware
General Obligation	—	15,664	—	15,664
District of Columbia
Other Revenue	—	7,037	—	7,037
Florida
Certificate of Participation/Lease	—	4,065	—	4,065
General Obligation	—	51,059	—	51,059
Housing	—	3,128	—	3,128
Other Revenue	—	18,054	—	18,054
Prerefunded	—	10,119	—	10,119
Special Tax	—	4,208	—	4,208
Transportation	—	4,154	—	4,154
Water & Sewer	—	9,016	—	9,016

Total Florida	—	103,803	—	103,803

62	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
General Obligation	$—	$26,831	$—	$26,831
Other Revenue	—	41,607	—	41,607
Prerefunded	—	5,722	—	5,722
Special Tax	—	7,183	—	7,183
Utility	—	1,732	—	1,732
Water & Sewer	—	37,967	—	37,967

Total Georgia	—	121,042	—	121,042

Hawaii
General Obligation	—	19,253	—	19,253
Transportation	—	16,241	—	16,241

Total Hawaii	—	35,494	—	35,494

Idaho
Hospital	—	14,104	—	14,104
Illinois
Education	—	5,920	—	5,920
General Obligation	—	41,504	—	41,504
Other Revenue	—	6,202	—	6,202
Prerefunded	—	8,142	—	8,142
Transportation	—	31,989	—	31,989

Total Illinois	—	93,757	—	93,757

Indiana
Certificate of Participation/Lease	—	3,275	—	3,275
Education	—	3,125	—	3,125
General Obligation	—	388	—	388
Other Revenue	—	46,962	—	46,962
Transportation	—	3,290	—	3,290

Total Indiana	—	57,040	—	57,040

Iowa
General Obligation	—	9,035	—	9,035
Housing	—	675	—	675
Other Revenue	—	21,844	—	21,844

Total Iowa	—	31,554	—	31,554

Kansas
General Obligation	—	10,912	—	10,912
Other Revenue	—	44,409	—	44,409
Prerefunded	—	57,758	—	57,758

Total Kansas	—	113,079	—	113,079

Kentucky
Certificate of Participation/Lease	—	4,676	—	4,676
Education	—	2,807	—	2,807
Other Revenue	—	17,213	—	17,213
Prerefunded	—	2,847	—	2,847
Transportation	—	2,076	—	2,076
Utility	—	3,207	—	3,207
Water & Sewer	—	7,762	—	7,762

Total Kentucky	—	40,588	—	40,588

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Louisiana
Certificate of Participation/Lease	$—	$3,378	$—	$3,378
General Obligation	—	2,254	1,548	3,802
Housing	—	1,387	—	1,387
Other Revenue	—	14,720	—	14,720
Prerefunded	—	41,816	—	41,816
Special Tax	—	17,733	—	17,733
Transportation	—	1,479	—	1,479

Total Louisiana	—	82,767	1,548	84,315

Maryland
Education	—	5,633	—	5,633
General Obligation	—	5,943	—	5,943
Other Revenue	—	2,512	—	2,512
Private Placement	—	—	1,353	1,353
Transportation	—	11,083	—	11,083

Total Maryland	—	25,171	1,353	26,524

Massachusetts
Certificate of Participation/Lease	—	20,023	—	20,023
Education	—	9,744	—	9,744
General Obligation	—	35,414	—	35,414
Other Revenue	—	19,909	—	19,909
Prerefunded	—	18,239	—	18,239
Special Tax	—	5,079	—	5,079

Total Massachusetts	—	108,408	—	108,408

Michigan
Education	—	5,656	—	5,656
General Obligation	—	38,537	—	38,537
Hospital	—	2,673	—	2,673
Housing	—	2,165	—	2,165
Other Revenue	—	24,155	—	24,155
Special Tax	—	6,068	—	6,068
Transportation	—	1,215	—	1,215
Utility	—	3,105	—	3,105
Water & Sewer	—	14,277	—	14,277

Total Michigan	—	97,851	—	97,851

Minnesota
General Obligation	—	23,972	—	23,972
Other Revenue	—	2,556	—	2,556
Prerefunded	—	8,373	—	8,373
Utility	—	1,005	—	1,005

Total Minnesota	—	35,906	—	35,906

Mississippi
Prerefunded	—	42,169	—	42,169
Missouri
General Obligation	—	4,310	—	4,310
Housing	—	921	—	921
Other Revenue	—	83,277	—	83,277
Transportation	—	16,901	—	16,901
Water & Sewer	—	9,549	—	9,549

Total Missouri	—	114,958	—	114,958

64	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Montana
Transportation	$—	$3,533	$—	$3,533
Nebraska
Utility	—	2,653	—	2,653
New Jersey
Certificate of Participation/Lease	—	16,284	—	16,284
Education	—	5,666	—	5,666
Other Revenue	—	7,754	—	7,754
Prerefunded	—	63,573	—	63,573
Transportation	—	5,859	—	5,859
Water & Sewer	—	5,996	—	5,996

Total New Jersey	—	105,132	—	105,132

New Mexico
Housing	—	3,728	—	3,728
Industrial Development Revenue/Pollution Control Revenue	—	1,267	—	1,267
Other Revenue	—	24,574	—	24,574
Special Tax	—	12,167	—	12,167

Total New Mexico	—	41,736	—	41,736

New York
Certificate of Participation/Lease	—	7,391	—	7,391
Education	—	16,058	—	16,058
General Obligation	—	28,863	—	28,863
Other Revenue	—	357,315	—	357,315
Prerefunded	—	8,171	—	8,171
Short Term Note	—	3,534	—	3,534
Special Tax	—	174,618	—	174,618
Transportation	—	16,013	—	16,013
Utility	—	6,571	—	6,571

Total New York	—	618,534	—	618,534

North Carolina
General Obligation	—	48,962	—	48,962
Hospital	—	2,433	—	2,433
Other Revenue	—	27,198	—	27,198
Utility	—	5,694	—	5,694

Total North Carolina	—	84,287	—	84,287

Ohio
General Obligation	—	856	—	856
Housing	—	551	—	551
Other Revenue	—	38,497	—	38,497
Prerefunded	—	8,807	—	8,807

Total Ohio	—	48,711	—	48,711

Oklahoma
Education	—	8,373	—	8,373
Housing	—	316	—	316
Other Revenue	—	11,897	—	11,897

Total Oklahoma	—	20,586	—	20,586

Oregon
Certificate of Participation/Lease	—	4,455	—	4,455
Water & Sewer	—	2,878	—	2,878

Total Oregon	—	7,333	—	7,333

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pennsylvania
Education	$—	$19,384	$—	$19,384
General Obligation	—	8,582	—	8,582
Hospital	—	15,096	—	15,096
Other Revenue	—	645	—	645
Prerefunded	—	1,536	—	1,536

Total Pennsylvania	—	45,243	—	45,243

Puerto Rico
Prerefunded	—	12,896	—	12,896
Rhode Island
General Obligation	—	1,209	—	1,209
Other Revenue	—	2,142	—	2,142

Total Rhode Island	—	3,351	—	3,351

South Carolina
Education	—	4,410	—	4,410
General Obligation	—	24,665	—	24,665
Other Revenue	—	3,736	—	3,736
Prerefunded	—	12,999	—	12,999
Utility	—	10,169	—	10,169

Total South Carolina	—	55,979	—	55,979

South Dakota
Prerefunded	—	369	—	369
Tennessee
General Obligation	—	18,025	—	18,025
Utility	—	2,403	—	2,403

Total Tennessee	—	20,428	—	20,428

Texas
Education	—	27,357	—	27,357
General Obligation	—	107,737	—	107,737
Hospital	—	6,835	—	6,835
Other Revenue	—	56,251	—	56,251
Prerefunded	—	24,495	—	24,495
Special Tax	—	26,419	—	26,419
Transportation	—	32,300	—	32,300
Utility	—	1,251	—	1,251
Water & Sewer	—	4,880	—	4,880

Total Texas	—	287,525	—	287,525

Utah
General Obligation	—	5,902	—	5,902
Other Revenue	—	4,693	—	4,693
Water & Sewer	—	10,755	—	10,755

Total Utah	—	21,350	—	21,350

Virginia
Education	—	6,183	—	6,183
General Obligation	—	17,102	—	17,102
Industrial Development Revenue/Pollution Control Revenue	—	2,233	—	2,233
Other Revenue	—	10,232	—	10,232
Transportation	—	10,140	—	10,140
Water & Sewer	—	13,045	—	13,045

Total Virginia	—	58,935	—	58,935

66	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Washington
General Obligation	$—	$45,725	$—	$45,725
Hospital	—	3,797	—	3,797
Other Revenue	—	35,655	—	35,655
Prerefunded	—	3,786	—	3,786
Water & Sewer	—	1,462	—	1,462

Total Washington	—	90,425	—	90,425

West Virginia
Education	—	6,414	—	6,414
General Obligation	—	3,158	—	3,158
Prerefunded	—	14,087	—	14,087
Transportation	—	500	—	500
Water & Sewer	—	2,685	—	2,685

Total West Virginia	—	26,844	—	26,844

Wisconsin
General Obligation	—	60,575	—	60,575
Other Revenue	—	—	6,673	6,673

Total Wisconsin	—	60,575	6,673	67,248

Total Municipal Bonds	—	3,670,336	9,574	3,679,910

Short-Term Investments
Investment Companies	141,206	—	—	141,206

Total Investments in Securities	$141,206	$3,670,336	$9,574	$3,821,116

New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,582	$—	$1,582

Hawaii
Water & Sewer	—	861	—	861

Louisiana
General Obligation	—	1,666	—	1,666

New Jersey
Other Revenue	—	2,369	—	2,369

New York
Certificate of Participation/Lease	—	12,224	—	12,224
Education	—	34,841	—	34,841
General Obligation	—	83,056	—	83,056
Hospital	—	16,401	—	16,401
Housing	—	451	—	451
Industrial Development Revenue/Pollution Control Revenue	—	6,531	—	6,531
Other Revenue	—	64,289	—	64,289
Prerefunded	—	29,025	—	29,025
Special Tax	—	87,484	—	87,484
Transportation	—	85,175	—	85,175
Utility	—	14,124	—	14,124
Water & Sewer	—	17,483	—	17,483

Total New York	—	451,084	—	451,084

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

New York Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
Housing	$—	$543	$—	$543

Puerto Rico
Other Revenue	—	2,251	—	2,251

Wisconsin
Hospital	—	—	1,271	1,271

Total Municipal Bonds	—	460,356	1,271	461,627

Short-Term Investments
Investment Company	1,722	—	—	1,722

Total Investments in Securities	$1,722	$460,356	$1,271	$463,349

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. The following are the value and percentage of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value	Percentage
Intermediate Tax Free Bond Fund	$9,574	0.3%
New York Tax Free Bond Fund	1,271	0.3

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of August 31, 2014, Intermediate Tax Free Bond Fund had when-issued securities as disclosed on its SOI.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

68	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.75% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2014, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$9	$—
Intermediate Tax Free Bond Fund	14	—
New York Tax Free Bond Fund	12	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	1.50	0.50	0.65

The expense limitation agreements were in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015.

For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$55	$36	$184	$34	$309
Intermediate Tax Free Bond Fund	3	—	580	—	583
New York Tax Free Bond Fund	—	—	229	—	229

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2014 were as follows (amounts in thousands):

California Tax Free Bond Fund	$11
Intermediate Tax Free Bond Fund	65
New York Tax Free Bond Fund	2

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$27,994	$923
Intermediate Tax Free Bond Fund	340,885	300,097
New York Tax Free Bond Fund	2,906	33,511

70	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

During the six months ended August 31, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$242,529	$21,655	$74	$21,581
Intermediate Tax Free Bond Fund	3,542,306	279,451	641	278,810
New York Tax Free Bond Fund	418,962	44,391	4	44,387

At February 28, 2014, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for all Funds.

In addition, California Tax Free Bond Fund and New York Tax Free Bond Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares. Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Business Combinations

On February 12, 2014, the Board of Trustees of the Trust and the Board of Trustees of JPMorgan Trust II approved the reorganizations of JPMorgan Arizona Municipal Bond Fund (“Arizona Municipal Bond Fund”) and JPMorgan Michigan Municipal Bond Fund (“Michigan Municipal Bond Fund”) (collectively the “Target Funds”) into JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”). The purpose of the transactions was to combine the portfolios in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. The reorganizations of the Target Funds were effective after the close of business on August 29, 2014. The Acquiring Fund acquired all of the assets and liabilities of the Target Funds as shown in the table below. The

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

transactions were structured to qualify as tax-free reorganizations under the Code. Pursuant to the Agreements and Plans of Reorganization, Class A, Class B, Class C and Select Class shareholders of the Arizona Municipal Bond Fund and Michigan Municipal Bond Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their respective holdings in the Target Funds as of the close of business on the date of the reorganization. The investment portfolios of the Arizona Municipal Bond Fund and Michigan Municipal Bond, with a fair value of approximately $69,753,000 and $64,976,000 and identified cost of approximately $63,845,000 and $60,113,000, respectively, as of the date of the reorganization, was the principal assets acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Arizona Municipal Bond Fund and Michigan Municipal Bond was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
JPMorgan Arizona Municipal Bond Fund				$5,908
Class A	2,162	$20,808	$9.62
Class B	18	173	9.76
Class C	1,006	9,766	9.71
Select Class	3,932	38,353	9.75
JPMorgan Michigan Municipal Bond Fund				$4,862
Class A	2,569	$27,061	$10.53
Class B	37	363	9.89
Class C	370	3,651	9.86
Select Class	3,290	34,579	10.51

Acquiring Fund
JPMorgan Intermediate Tax Free Bond Fund				$268,502
Class A	14,679	$166,301	$11.33
Class B	77	854	11.13
Class C	5,711	63,253	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	29,272	327,032	11.17

Post Reorganization
JPMorgan Intermediate Tax Free Bond Fund				$279,272
Class A	18,904	$214,170	$11.33
Class B	125	1,390	11.13
Class C	6,922	76,670	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	35,800	399,964	11.17

Expenses related to reorganizations were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.

Assuming the reorganization had been completed on March 1, 2014, the beginning of the annual reporting period, the pro forma results of operations for the period ended August 31, 2014, are as follows:

Net investment income (loss)	$55,367
Net realized/unrealized gains (losses)	433,176

Change in net assets resulting from operations	$488,543

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statements of Operations since August 29, 2014.

72	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,029.10	$3.02	0.59%
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class C
Actual	1,000.00	1,026.70	5.57	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Institutional Class
Actual	1,000.00	1,029.30	2.51	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	1,029.50	2.76	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,024.10	3.83	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	1,020.90	7.18	1.41
Hypothetical	1,000.00	1,018.10	7.17	1.41
Class C
Actual	1,000.00	1,021.10	7.18	1.41
Hypothetical	1,000.00	1,018.10	7.17	1.41
Institutional Class
Actual	1,000.00	1,025.80	2.55	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Select Class
Actual	1,000.00	1,025.20	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	73

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,021.80	$3.82	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	1,019.20	7.38	1.45
Hypothetical	1,000.00	1,017.90	7.38	1.45
Class C
Actual	1,000.00	1,017.90	7.38	1.45
Hypothetical	1,000.00	1,017.90	7.38	1.45
Institutional Class
Actual	1,000.00	1,024.00	2.55	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Select Class
Actual	1,000.00	1,023.30	3.31	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

74	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the Funds’ performance as well as a risk/return assessment of the Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustee discussing the legal standards for their consideration of the proposed agreements.

The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Intermediate Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Tax Free Bond Fund and New York Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for

76	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

selecting mutual funds in each Fund’s Universe Group. The Trustees also considered the Funds’ performance in light of its investment strategies and high-quality focus as compared to those of the Universe Group which included competitor funds that did not have a similar focus. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered an analysis prepared by the Trustees’ independent consultant that included an evaluation of the Funds’ performance based on a mix of risk and return factors. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s performance was in the second, second and third quintiles for Class A shares and in the first, second and third quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s performance was in the second, fourth and fifth quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

The Trustees noted that the New York Tax Free Bond Fund’s performance was in the first, third and fourth quintiles for Class A shares and in the first, second and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the first and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the third quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the second and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014	J.P. MORGAN TAX FREE FUNDS	77

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including the each of the Funds. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

78	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-TF-814

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2014 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

AUGUST 31, 2014 (Unaudited)

Dear Shareholder:

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering.

Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the six months ended August 31, 2014. The U.S. economy rebounded from a drop in gross domestic product in the winter months and returned to steady, positive growth for the remainder of the reporting period. While signs of price inflation emerged, the U.S. employment rate and consumer spending remained below the U.S. Federal Reserve’s stated policy targets. In this environment, long term interest rates declined. Demand for longer maturity debt outpaced supply and investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds.

Amid low interest rates and improving credit quality, investors sought higher yields offered by longer maturity and lower quality debt securities. The Barclays U.S. Aggregate Index of investment grade fixed-income securities returned 2.74% and the Barclays U.S. Corporate High Yield Index of returned 2.86%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.35%
Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2014 (In Thousands)	$24,604,620
Duration as of 8/31/2014	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class shares underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). The Fund’s shorter overall duration compared with the Benchmark detracted from performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s underweight position in the corporate credit sector and securities selection within the mortgage sector also detracted from performance relative to the Benchmark.

The Fund’s security selection in U.S. Treasuries and security selection in commercial mortgage backed securities made a positive contribution to relative performance for the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight in U.S. Treasuries and overweight in mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	23.2%
Collateralized Mortgage Obligations	23.1
Corporate Bonds	18.4
Mortgage Pass-Through Securities	14.9
Asset-Backed Securities	7.4
Commercial Mortgage-Backed Securities	3.9
U.S. Government Agency Securities	2.5
Others (each less than 1.0%)	1.8
Short-Term Investment	4.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
Without Sales Charge		2.26%	4.79%	4.54%	4.78%
With Sales Charge**		(1.54)	0.87	3.75	4.38
CLASS B SHARES	August 26, 1996
Without CDSC		1.85	4.10	3.85	4.23
With CDSC***		(3.15)	(0.90)	3.50	4.23
CLASS C SHARES	March 22, 1999
Without CDSC		1.91	4.05	3.86	4.10
With CDSC****		0.91	3.05	3.86	4.10
CLASS R2 SHARES	November 3, 2008	2.14	4.53	4.27	4.51
CLASS R5 SHARES	May 15, 2006	2.42	5.11	4.85	5.06
CLASS R6 SHARES	February 22, 2005	2.36	5.14	4.91	5.14
SELECT CLASS SHARES	June 1, 1991	2.35	4.96	4.71	4.95

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.04%
Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2014 (In Thousands)	$2,739,320
Duration as of 8/31/2014	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class Shares outperformed the Barclays U.S. Aggregate Index (the “Benchmark”).

The Fund’s overall position in the out-of-Benchmark corporate credit sector, particularly its exposure to high yield fixed income securities (also called “junk bonds”), was a leading contributor to performance relative to the Benchmark. The Fund’s small allocation to emerging market debt also contributed to relative performance.

The Fund’s shorter duration compared with that of the Benchmark and its underweight position in U.S. Treasury securities detracted from performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund was underweight in U.S. Treasuries and roughly in line with the Benchmark weighting in mortgage-backed securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	34.5%
Collateralized Mortgage Obligations	14.0
Mortgage Pass-Through Securities	12.6
U.S. Treasury Obligations	11.7
Asset-Backed Securities	11.3
Commercial Mortgage-Backed Securities	8.7
Foreign Government Securities	1.9
U.S. Government Agency Securities	1.4
Loan Assignments	1.0
Others (each less than 1.0%)	1.1
Short-Term Investment	1.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
Without Sales Charge		2.98%	7.01%	6.42%	5.33%
With Sales Charge**		(0.83)	2.99	5.60	4.93
CLASS B SHARES	May 31, 1995
Without CDSC		2.75	6.39	5.74	4.84
With CDSC***		(2.25)	1.39	5.42	4.84
CLASS C SHARES	May 30, 2000
Without CDSC		2.63	6.38	5.74	4.70
With CDSC****		1.63	5.38	5.74	4.70
CLASS R2 SHARES	November 3, 2008	2.68	6.60	5.97	4.97
CLASS R6 SHARES	February 22, 2005	3.16	7.37	6.81	5.75
INSTITUTIONAL CLASS SHARES	June 19, 2009	3.13	7.30	6.72	5.61
SELECT CLASS SHARES	March 5, 1993	3.04	7.24	6.53	5.52

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R6 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6, Institutional Class, and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.89%
Barclays U.S. Government Bond Index	1.92%

Net Assets as of 8/31/2014 (In Thousands)	$1,328,238
Duration as of 8/31/2014	5.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class Shares underperformed the Barclays U.S. Government Bond Index (the Benchmark). The Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations (“CMOs”) and U.S. Treasury securities.

The Fund’s security selection and underweight position in U.S. Treasury securities were the leading detractors from performance relative to the Benchmark. The Fund’s security selection and overweight position in the agency sector and its out-of-Benchmark allocation to the mortgages sectors were the leading positive contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers aimed to keep the duration of the Fund in a range of 5.00 to 5.50 years.

The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.8%
U.S. Treasury Obligations	27.5
U.S. Government Agency Securities	19.2
Mortgage Pass-Through Securities	6.6
Foreign Government Security	0.5
Short-Term Investment	3.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
Without Sales Charge		1.77%	3.76%	4.04%	4.53%
With Sales Charge**		(2.05)	(0.13)	3.26	4.13
CLASS B SHARES	January 14, 1994
Without CDSC		1.46	3.06	3.30	3.93
With CDSC***		(3.54)	(1.94)	2.94	3.93
CLASS C SHARES	March 22, 1999
Without CDSC		1.39	2.99	3.27	3.78
With CDSC****		0.39	1.99	3.27	3.78
CLASS R2 SHARES	November 3, 2008	1.62	3.48	3.78	4.27
SELECT CLASS SHARES	February 8, 1993	1.89	4.01	4.31	4.80

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.66%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	2.89%

Net Assets as of 8/31/2014 (In Thousands)	$10,718,323
Duration as of 8/31/2014	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Demand for leveraged credit, including high yield bonds (also known as “junk bonds”) and senior secured loans, was supported for much of the reporting period by investors’ search for yield, providing a positive tailwind for the asset class. Meanwhile, supply in the form of new issues of high yield bonds remained generally supportive of the market during the period, while corporate earnings and balance sheets remained strong.

For the six months ended August 31, 2014, the Fund’s Select Class Shares underperformed the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”). The Fund’s security selection in the communications sector and its underweight position in bonds rated Bb detracted from relative performance.

On a positive note, the Fund’s underweight allocation and security selection in the consumer cyclical sector and its security selection and overweight position in the energy sector contributed to performance relative to the Benchmark. The Fund’s out of benchmark position in bonds rated Bbb and its security selection in the Not Rated sector contributed to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period the Fund was underweight in sectors rated Ba and Caa and lower. The Fund was overweight in the B, Bbb and Not Rated sectors. The portfolio managers remained cautious about companies and second lien loans that they believed had elevated credit risk. As such, they avoided higher yielding Caa-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	83.8%
Loan Assignments	8.9
Preferred Securities	1.3
Preferred Stocks	1.0
Others (each less than 1.0%)	0.6
Short-Term Investments	4.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
Without Sales Charge		2.59%	9.46%	10.86%	7.97%
With Sales Charge**		(1.20)	5.37	10.01	7.56
CLASS B SHARES	November 13, 1998
Without CDSC		2.38	8.89	10.18	7.42
With CDSC***		(2.62)	3.89	9.91	7.42
CLASS C SHARES	March 22, 1999
Without CDSC		2.28	8.79	10.18	7.29
With CDSC****		1.28	7.79	10.18	7.29
CLASS R2 SHARES	November 3, 2008	2.40	9.18	10.56	7.66
CLASS R5 SHARES	May 15, 2006	2.79	9.75	11.17	8.28
CLASS R6 SHARES	February 22, 2005	2.70	9.69	11.20	8.31
SELECT CLASS SHARES	November 13, 1998	2.66	9.72	11.12	8.23

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.71%
Barclays 1-10 Year U.S. TIPS Index	2.05%
Barclays U.S. Intermediate Aggregate Index	1.75%
Inflation Managed Bond Composite Benchmark (1)	1.53%

Net Assets as of 8/31/2014 (In Thousands)	$1,740,093
Duration as of 8/31/2014	2.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class Shares underperformed the Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index and the Barclays U.S. Intermediate Aggregate Index, but outperformed the Inflation Managed Bond Composite Benchmark (the “Benchmark”). The Fund underperformed the Barclays 1-10 Year U.S. TIPS Index due to the shorter duration of the Fund. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s hedge against inflation, using U.S. Treasury Inflation-Protected Securities plus inflation swap derivatives (CPI-U swaps), made a positive contribution to performance relative to the Benchmark as inflation expectations rose across the yield curve and the Fund’s portfolio managers took advantage of tactical trading opportunities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s position in the corporate credit sector also contributed to relative performance.

The Fund’s shorter duration compared with the Benchmark detracted from relative performance as yields on longer maturity U.S. Treasury securities fell more than those of shorter maturities.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers aim to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning.

The Fund’s portfolio managers believe that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the yield curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. Over the course of the reporting period, the portfolio managers increased the Fund’s inflation hedge, particularly on the front and long-ends of the yield curve as a result of what they believed to be comparatively more attractive valuations.

PORTFOLIO COMPOSITION***
Corporate Bonds	24.9%
U.S. Treasury Obligations	19.5
U.S. Government Agency Securities	18.7
Collateralized Mortgage Obligations	18.0
Mortgage Pass-Through Securities	6.8
Asset-Backed Securities	6.1
Commercial Mortgage-Backed Securities	2.5
Others (each less than 1.0%)	0.3
Short-Term Investment	3.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.
(1)	The Fund’s composite benchmark is determined by adding the performance return of the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
Without Sales Charge		1.63%	3.50%	1.84%	3.27%
With Sales Charge**		(2.18)	(0.34)	0.56	2.38
CLASS C SHARES	March 31, 2010
Without CDSC		1.31	2.84	1.18	2.59
With CDSC***		0.31	1.84	1.18	2.59
CLASS R2 SHARES	March 31, 2010	1.49	3.25	1.57	3.00
CLASS R5 SHARES	March 31, 2010	1.73	3.71	2.02	3.48
CLASS R6 SHARES	November 30, 2010	1.77	3.75	2.08	3.50
SELECT CLASS SHARES	March 31, 2010	1.71	3.68	1.99	3.40

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.74%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.35%

Net Assets as of 8/31/2014 (In Thousands)	$896,369
Duration as of 8/31/2014	1.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class shares outperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). The Fund’s underweight position in U.S. Treasury securities and its position in the yield curve, particularly its overweight position in the longer end of the curve, made a positive contribution to performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s out-of-Benchmark positions in the mortgages, asset-backed securities and commercial mortgage backed securities also contributed to relative performance, while the Fund’s underweight to the corporate credit sector detracted from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund had a duration of between one and three years. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage- and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a high degree of liquidity for the Fund.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	46.1%
Asset-Backed Securities	18.8
Corporate Bonds	10.4
Commercial Mortgage-Backed Securities	5.7
Mortgage Pass-Through Securities	4.8
U.S. Treasury Obligations	3.8
Municipal Bond	0.1
Short-Term Investment	10.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
Without Sales Charge		0.70%	2.32%	5.10%	2.99%
With Sales Charge**		(1.57)	(0.01)	4.63	2.75
CLASS B SHARES	January 14, 1994
Without CDSC		0.38	1.84	4.56	2.67
With CDSC***		(2.62)	(1.16)	4.56	2.67
CLASS C SHARES	November 1, 2001
Without CDSC		0.49	1.84	4.59	2.48
With CDSC****		(0.51)	0.84	4.59	2.48
CLASS R6 SHARES	February 22, 2005	0.93	2.77	5.57	3.45
SELECT CLASS SHARES	February 2, 1993	0.74	2.59	5.36	3.24

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC to Shares purchased on or after September 3, 2013 for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.06%
Barclays U.S. MBS Index	2.43%

Net Assets as of 8/31/2014 (In Thousands)	$2,534,943
Duration as of 8/31/2014	3.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class shares underperformed the Barclays U.S. MBS Index (the Benchmark). The Fund’s shorter duration compared with the Benchmark and its underweight position in the long end of the yield curve detracted from performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at given point in time.

The Fund’s position in the mortgages sector detracted from performance relative to the Benchmark, due to its underweight position in the mortgage pass-through sector, which comprises 100% of the Benchmark. However, the Fund’ security selection in mortgage pass-through securities and its out-of-Benchmark allocation to commercial mortgage-backed securities were positive contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	53.3%
Mortgage Pass-Through Securities	37.3
Commercial Mortgage-Backed Securities	4.1
Asset-Backed Securities	3.2
Others (each less than 1.0%)	0.6
Short-Term Investment	1.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
Without Sales Charge		1.97%	4.33%	4.96%	5.18%
With Sales Charge**		(1.85)	0.40	4.16	4.77
CLASS C SHARES	July 2, 2012
Without CDSC		1.78	3.84	4.45	4.66
With CDSC***		0.78	2.84	4.45	4.66
CLASS R6 SHARES	February 22, 2005	2.13	4.68	5.38	5.59
SELECT CLASS SHARES	August 18, 2000	2.06	4.60	5.23	5.44

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class C Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.28%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.35%

Net Assets as of 8/31/2014 (In Thousands)	$11,281,005
Duration as of 8/31/2014	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investments in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class shares underperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). The Fund’s underweight positions in corporate credit securities detracted from performance relative to the Benchmark.

The Fund’s positioning on the yield curve contributed to performance relative to the Benchmark, due to falling interest rates during the reporting period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. The Fund’s investments in the mortgages sector, including asset-backed securities and commercial mortgage-backed securities that were not held in the Benchmark, also made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believe to be a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S.

Treasuries and an overweight to spread sectors (non-Treasury securities). The Fund was overweight in mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, all of which are not in the Benchmark, and was underweight in the credit sector, which is mostly corporate debt securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	48.6%
Corporate Bonds	19.8
Asset-Backed Securities	7.9
Collateralized Mortgage Obligations	7.3
U.S. Government Agency Securities	6.6
Mortgage Pass-Through Securities	4.5
Commercial Mortgage-Backed Securities	4.4
Others (each less than 1.0%)	0.6
Short-Term Investment	0.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
Without Sales Charge		0.17%	0.88%	1.39%	2.53%
With Sales Charge**		(2.08)	(1.39)	0.93	2.29
CLASS B SHARES	January 14, 1994
Without CDSC		(0.05)	0.40	0.89	2.22
With CDSC***		(3.05)	(2.60)	0.89	2.22
CLASS C SHARES	November 1, 2001
Without CDSC		(0.05)	0.39	0.89	2.02
With CDSC****		(1.05)	(0.61)	0.89	2.02
CLASS R6 SHARES	February 22, 2005	0.41	1.29	1.89	3.02
SELECT CLASS SHARES	September 4, 1990	0.28	1.03	1.64	2.78

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC to Shares purchased on or after September 3, 2013 for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the

Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.36%
Barclays U.S. Aggregate Index	2.74%
BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index	1.58%

Net Assets as of 8/31/2014 (In Thousands)	$314,948
Duration as of 8/31/2014	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Demand for leveraged credit, including high yield bonds (also known as “junk bonds”) and senior secured loans was supported for much of the reporting period by investors’ search for yield, providing a positive tailwind for the asset class. Meanwhile, supply in the form of new issue high yield bonds remained generally supportive of the market during the period, while corporate earnings and balance sheets remained strong.

For the six months ended August 31, 2014, the Fund’s Select Class Shares underperformed both the Barclays U.S. Aggregate Index and the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index (the “Benchmark”). The Fund’s shorter duration led to its underperformance relative to the Barclays U.S. Aggregate Index. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s security selection in the consumer cyclical sector and its underweight position in the banking sector detracted from performance relative to the Benchmark. From an asset allocation perspective, the Fund’s underweight position in the Bb rated sector detracted from performance relative to the Benchmark.

The Fund’s security selection in the services sector, particularly the gaming subsector, and its security selection in the health care sector made a positive contribution to performance relative to the Benchmark. From an asset allocation perspective, the Fund’s underweight position in the Cc-to-D rated sector and overweight the B rated sector made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was overweight in sectors rated Bbb, B and Non-Rated as of the end of the reporting period. Conversely, the Fund was underweight in sectors rated Bb, Ccc and lower. The portfolio managers remained cautious about companies that they felt had elevated credit risk. As such, they avoided higher yielding Caa-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	63.6%
Loan Assignments	29.6
Preferred Securities	2.0
Preferred Stocks	0.5
Short-Term Investment	4.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
Without Sales Charge		1.24%	4.57%	3.51%
With Sales Charge**		(1.02)	2.19	1.95
CLASS C SHARES	March 1, 2013
Without CDSC		0.96	4.00	2.96
With CDSC***		(0.04)	3.00	2.96
CLASS R6 SHARES	March 1, 2013	1.44	5.07	3.94
SELECT CLASS SHARES	March 1, 2013	1.36	4.82	3.74

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment manage-

ment fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.10%
Barclays 1–5 Year U.S. Treasury Index	0.35%

Net Assets as of 8/31/2014 (In Thousands)	$144,034
Duration as of 8/31/2014	2.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Select Class shares underperformed the Barclays 1-5 Year U.S. Treasury Index (the “Benchmark”).

The Fund’s underweight position in U.S. Treasury securities detracted from performance relative to the Benchmark. The Fund’s position on the yield curve detracted from absolute performance but had no impact on performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. Generally, bonds at the longer end of the yield curve are more sensitive to changes in interest rates.

The Fund’s overweight to agency debt securities contributed to relative performance. The Benchmark held no agency debt during the reporting period. The Fund’s longer duration compared with that of the Benchmark made a positive contribution to relative performance but the impact was not significant.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	72.3%
U.S. Government Agency Securities	26.6
Short-Term Investment	1.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	January 20, 1997
Without Sales Charge		(0.02)%	0.52%	0.88%	2.29%
With Sales Charge**		(2.29)	(1.75)	0.41	2.06
CLASS B SHARES	January 20, 1997
Without CDSC		(0.27)	0.02	0.38	1.99
With CDSC***		(3.27)	(2.98)	0.38	1.99
SELECT CLASS SHARES	January 20, 1997	0.10	0.77	1.12	2.56

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/04 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2004 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.4%
8,219	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.872%, 06/25/35	8,309
	Academic Loan Funding Trust,
9,726	Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	9,811
6,233	Series 2013-1A, Class A, VAR, 0.955%, 12/26/44 (e)	6,254
	Ally Auto Receivables Trust,
1,993	Series 2012-1, Class A4, 1.210%, 07/15/16	2,003
3,403	Series 2012-2, Class A3, 0.740%, 04/15/16	3,406
4,382	Series 2012-3, Class A3, 0.850%, 08/15/16	4,391
6,315	Series 2013-2, Class A3, 0.790%, 01/15/18	6,311
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,202
	American Credit Acceptance Receivables Trust,
1,246	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	1,248
1,941	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	1,952
2,402	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	2,406
2,888	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	2,910
4,364	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	4,381
1,866	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	1,869
25,611	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	25,614
7,092	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	7,086
	AmeriCredit Automobile Receivables Trust,
452	Series 2011-5, Class A3, 1.550%, 07/08/16	452
327	Series 2012-1, Class A3, 1.230%, 09/08/16	327
817	Series 2012-2, Class A3, 1.050%, 10/11/16	817
2,014	Series 2012-3, Class A3, 0.960%, 01/09/17	2,017
2,721	Series 2012-5, Class A3, 0.620%, 06/08/17	2,722
990	Series 2013-1, Class A2, 0.490%, 06/08/16	991
1,187	Series 2013-1, Class A3, 0.610%, 10/10/17	1,188

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,500	Series 2013-5, Class A3, 0.900%, 09/10/18	3,502
116	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.752%, 01/25/34	116
1,785	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	1,784
	AXIS Equipment Finance Receivables II LLC,
4,099	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	4,099
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,675
2,052	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	2,055
12,178	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	12,205
741	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	709
2,788	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	2,790
2,036	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	2,037
6,207	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	6,184
6,816	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,893
6,594	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	6,623
8,545	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	8,548
	CarFinance Capital Auto Trust,
418	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	419
1,494	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,518
1,676	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	1,682
11,005	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	11,029
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,271
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e) (i)	22,447

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CarMax Auto Owner Trust,
6,122	Series 2011-1, Class A4, 2.160%, 09/15/16	6,162
1,624	Series 2013-1, Class A3, 0.600%, 10/16/17	1,626
4,400	Series 2013-4, Class A3, 0.800%, 07/16/18	4,394
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,604
9,261	Series 2014-2, Class A3, 0.980%, 01/15/19	9,255
	Carnow Auto Receivables Trust,
508	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	508
3,923	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	3,924
27,000	CFC 2012-1 LLC, Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	27,018
	Chase Funding Trust,
2,585	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,700
3,811	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,922
6,877	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	6,953
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,224
792	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.535%, 12/25/33	758
	CNH Equipment Trust,
3,117	Series 2011-A, Class A4, 2.040%, 10/17/16	3,133
2,178	Series 2012-A, Class A3, 0.940%, 05/15/17	2,182
	Concord Funding Co. LLC,
26,904	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
12,555	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	12,579
8,762	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	8,943
	Countrywide Asset-Backed Certificates,
419	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	421
10	Series 2004-1, Class 3A, VAR, 0.715%, 04/25/34	9
1,045	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	998

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

122	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	117
955	Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	909
	CPS Auto Receivables Trust,
1,093	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	1,115
4,028	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	4,135
2,166	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	2,203
9,919	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	10,052
6,779	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	6,779
7,272	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	7,312
13,244	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	13,302
11,510	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	11,516
14,366	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	14,353
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,356
	CPS Auto Trust,
7,160	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	7,233
3,976	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	3,990
	Credit Acceptance Auto Loan Trust,
1,707	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	1,715
9,767	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	9,800
125	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.465%, 11/25/35	124
	Exeter Automobile Receivables Trust,
2,478	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	2,483
696	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	697
3,152	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	3,163
11,601	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	11,622
10,512	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	10,517
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,603

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	First Investors Auto Owner Trust,
3,805	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	3,819
2,740	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	2,745
	Flagship Credit Auto Trust,
6,285	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	6,294
7,304	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	7,325
12,137	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	12,128
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,219
	Ford Credit Auto Lease Trust,
1,826	Series 2014-A, Class A2A, 0.500%, 10/15/16	1,827
7,235	Series 2014-B, Class A3, 0.890%, 09/15/17	7,242
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,971
7,116	Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.900%, 10/15/18	7,134
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.535%, 01/15/18	10,002
	Freedom Trust,
5,334	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	5,454
709	Series 2012-1, Class A19, VAR, 6.000%, 09/25/41 (e) (i)	722
6,126	Series 2012-2, Class A24, VAR, 3.416%, 10/26/42 (e) (i)	6,232
	FRT Trust,
2,542	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	2,563
4,821	Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e) (i)	4,724
1,072	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	1,071
18,600	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	18,606
589	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	582
	GE Equipment Midticket LLC,
7,163	Series 2012-1, Class A3, 0.600%, 05/23/16	7,168
3,767	Series 2012-1, Class A4, 0.780%, 09/22/20	3,767

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	GLC Trust,
34,592	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	34,419
2,885	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	2,827
8,867	GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 0.610%, 07/20/16 (e)	8,869
	GMAT Trust,
8,851	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	8,879
7,912	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	7,933
	HLSS Servicer Advance Receivables Backed Notes,
25,644	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	25,659
3,020	Series 2013-T3, Class C3, 2.388%, 05/15/46 (e)	2,977
9,905	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	9,943
	HLSS Servicer Advance Receivables Trust,
10,906	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,993
12,879	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,900
5,903	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	5,908
8,863	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	8,932
855	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.355%, 03/25/36	670
	Honda Auto Receivables Owner Trust,
3,028	Series 2012-1, Class A4, 0.970%, 04/16/18	3,039
5,575	Series 2013-4, Class A3, 0.690%, 09/18/17	5,579
700	Series 2013-4, Class A4, 1.040%, 02/18/20	700
7,444	Series 2014-2, Class A3, 0.770%, 03/19/18	7,443
	HSBC Home Equity Loan Trust USA,
2,438	Series 2006-1, Class A1, VAR, 0.316%, 01/20/36	2,423
1,050	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	1,041
437	Series 2007-1, Class AS, VAR, 0.356%, 03/20/36	433

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,710	Series 2007-3, Class APT, VAR, 1.356%, 11/20/36	5,709
	Huntington Auto Trust,
472	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	472
7,712	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	7,753
2,182	Series 2012-1, Class A3, 0.810%, 09/15/16	2,186
	Hyundai Auto Receivables Trust,
2,769	Series 2010-B, Class A4, 1.630%, 03/15/17	2,784
2,694	Series 2011-B, Class A4, 1.650%, 02/15/17	2,702
9,118	Series 2014-B, Class A3, 0.900%, 12/17/18	9,111
	John Deere Owner Trust,
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,860
7,800	Series 2014-A, Class A2, 0.450%, 09/15/16	7,801
	KGS-Alpha Capital Markets LP,
141,062	VAR, IO, 11.238%, 08/25/38 (n)	5,400
58,748	Series 2012-3, IO, 11.444%, 09/25/26 (n)	1,542
177,455	Series 2012-4, VAR, IO, 9.640%, 09/25/37 (n)	8,457
81,320	Series 2013-2, VAR, IO, 18.053%, 03/25/39 (n)	4,676
1,603	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	1,608
2,316	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	2,302
	Long Beach Mortgage Loan Trust,
5,022	Series 2004-1, Class M1, VAR, 0.905%, 02/25/34	4,744
1,100	Series 2004-3, Class M1, VAR, 1.010%, 07/25/34	1,059
909	Series 2006-WL2, Class 2A3, VAR, 0.355%, 01/25/36	860
	LV Tower 52 Issuer LLC,
19,637	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	19,655
10,010	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	10,010
1,942	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	1,941

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,659	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	3,657
9,651	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	9,946
	Mid-State Capital Trust,
4,958	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	5,100
8,924	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	9,253
16,247	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	16,376
	Nationstar Agency Advance Funding Trust,
10,674	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	10,662
3,544	Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	3,542
1,000	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	1,000
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,236
653	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	646
2,304	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	2,304
3,457	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	3,556
20,947	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	20,976
	Nissan Auto Lease Trust,
1,425	Series 2013-B, Class A3, 0.750%, 06/15/16	1,424
1,164	Series 2014-A, Class A3, 0.800%, 02/15/17	1,164
	Nissan Auto Receivables Owner Trust,
2,985	Series 2012-A, Class A4, 1.000%, 07/16/18	3,000
2,876	Series 2014-A, Class A2, 0.420%, 11/15/16	2,876
13,283	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	13,263
	NYMT Residential LLC,
27,000	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	27,000
13,130	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	13,130

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
15,613	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	15,664
	OneMain Financial Issuance Trust,
25,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	25,443
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,600
36,252	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	36,263
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,466
179	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.995%, 02/25/33	166
8,961	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	8,912
5,675	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	5,689
	Progreso Receivables Funding I LLC,
7,000	Series 2013-A, Class A, 4.000%, 07/09/18 (e)	7,052
1,500	Series 2013-A, Class B, 8.000%, 07/09/18 (e)	1,554
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,599
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,117
	RAMP Trust,
3,339	Series 2004-RS11, Class M1, VAR, 1.085%, 11/25/34	3,291
2,206	Series 2005-EFC5, Class A3, VAR, 0.495%, 10/25/35	2,195
17,148	Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	16,717
	RASC Trust,
49	Series 2002-KS4, Class AIIB, VAR, 0.655%, 07/25/32	42
64	Series 2003-KS5, Class AIIB, VAR, 0.735%, 07/25/33	57
69	Series 2003-KS9, Class A2B, VAR, 0.795%, 11/25/33	58
9,767	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	9,805
	Real Estate Asset Trust,
11,411	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	11,462
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

99	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	53
	RMAT,
3,005	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	3,015
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	4,077
579	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	570
	Santander Drive Auto Receivables Trust,
110	Series 2012-3, Class A3, 1.080%, 04/15/16	110
1,517	Series 2012-5, Class A3, 0.830%, 12/15/16	1,518
684	Series 2012-6, Class A3, 0.620%, 07/15/16	684
2,383	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	2,410
753	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.509%, 01/25/36	562
9,159	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	9,159
	SNAAC Auto Receivables Trust,
1,206	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	1,207
6,390	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	6,389
	SpringCastle America Funding LLC,
28,861	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	28,977
41,047	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	41,162
	Springleaf Funding Trust,
55,153	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	55,557
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,588
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,829
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	56,887
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,618
4,066	Stanwich Mortgage Loan Co. LLC, Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	4,064

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
10,405	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	10,392
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,125	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	1,175
698	Series 2002-AL1, Class A2, 3.450%, 02/25/32	695
1,811	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,790
2,735	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	2,827
2,188	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	2,267
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,747
8,652	Toyota Auto Receivables Owner Trust, Series 2014-A, Class A2, 0.410%, 08/15/16	8,657
22,321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	22,464
29,089	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	29,052
13,604	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	13,645
3,847	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	3,847
	Vericrest Opportunity Loan Transferee LLC,
66,891	Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	66,889
28,100	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	28,004
2,781	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	2,783
9,579	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	9,641
3,301	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	3,318
11,067	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	11,099
15,328	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	15,431
	VOLT XX LLC,
20,748	Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	20,861

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

6,797		Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	6,825
17,675		VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	17,736
20,481		VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	20,516
20,580		VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	20,642
52,941		VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	53,047
		Westgate Resorts LLC,
6,230		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	6,280
7,662		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	7,726
5,172		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	5,200
		World Omni Auto Receivables Trust,
2,910		Series 2013-B, Class A3, 0.830%, 08/15/18	2,916
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,396
535		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	535

		Total Asset-Backed Securities (Cost $1,807,299)	1,819,462

Collateralized Mortgage Obligations — 23.1%
		Agency CMO — 16.8%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
262		Series 8, Class ZA, 7.000%, 03/25/23	292
163		Series 24, Class ZE, 6.250%, 11/25/23	179
1,195		Series 29, Class L, 7.500%, 04/25/24	1,356
		Federal Home Loan Mortgage Corp. Reference REMIC,
9,133		Series R006, Class ZA, 6.000%, 04/15/36	9,926
12,417		Series R007, Class ZA, 6.000%, 05/15/36	13,977
		Federal Home Loan Mortgage Corp. REMIC,
16		Series 11, Class D, 9.500%, 07/15/19	17
11		Series 22, Class C, 9.500%, 04/15/20	12
18		Series 23, Class F, 9.600%, 04/15/20	20
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
5		Series 46, Class B, 7.800%, 09/15/20	6
3		Series 47, Class F, 10.000%, 06/15/20	3
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
10		Series 99, Class Z, 9.500%, 01/15/21	11
33		Series 114, Class H, 6.950%, 01/15/21	36
—	(h)	Series 204, Class E, HB, IF, 1,857.616%, 05/15/23	6

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
7		Series 1065, Class J, 9.000%, 04/15/21	8
3		Series 1079, Class S, HB, IF, 33.473%, 05/15/21	6
7		Series 1084, Class F, VAR, 1.105%, 05/15/21	7
5		Series 1084, Class S, HB, IF, 44.527%, 05/15/21	9
10		Series 1116, Class I, 5.500%, 08/15/21	10
46		Series 1144, Class KB, 8.500%, 09/15/21	51
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,180.777%, 01/15/22	8
21		Series 1206, Class IA, 7.000%, 03/15/22	23
26		Series 1250, Class J, 7.000%, 05/15/22	30
74		Series 1343, Class LA, 8.000%, 08/15/22	86
30		Series 1343, Class LB, 7.500%, 08/15/22	35
51		Series 1370, Class JA, VAR, 1.305%, 09/15/22	53
53		Series 1455, Class WB, IF, 4.597%, 12/15/22	56
453		Series 1466, Class PZ, 7.500%, 02/15/23	510
7		Series 1470, Class F, VAR, 1.668%, 02/15/23	7
81		Series 1491, Class I, 7.500%, 04/15/23	92
264		Series 1498, Class I, VAR, 1.305%, 04/15/23	271
387		Series 1502, Class PX, 7.000%, 04/15/23	429
46		Series 1505, Class Q, 7.000%, 05/15/23	51
190		Series 1518, Class G, IF, 8.875%, 05/15/23	225
35		Series 1541, Class M, HB, IF, 24.849%, 07/15/23	56
165		Series 1541, Class O, VAR, 1.830%, 07/15/23	167
10		Series 1570, Class F, VAR, 2.168%, 08/15/23	11
362		Series 1573, Class PZ, 7.000%, 09/15/23	406
200		Series 1591, Class PV, 6.250%, 10/15/23	218
46		Series 1602, Class SA, HB, IF, 22.246%, 10/15/23	82
1,141		Series 1608, Class L, 6.500%, 09/15/23	1,250
91		Series 1609, Class LG, IF, 16.997%, 11/15/23	96
441		Series 1642, Class PJ, 6.000%, 11/15/23	492

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
182	Series 1658, Class GZ, 7.000%, 01/15/24	206
14	Series 1671, Class L, 7.000%, 02/15/24	16
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	24
19	Series 1686, Class SH, IF, 18.889%, 02/15/24	27
150	Series 1695, Class EB, 7.000%, 03/15/24	170
30	Series 1699, Class FC, VAR, 0.755%, 03/15/24	31
207	Series 1700, Class GA, PO, 02/15/24	193
834	Series 1706, Class K, 7.000%, 03/15/24	945
15	Series 1709, Class FA, VAR, 1.680%, 03/15/24	15
564	Series 1720, Class PL, 7.500%, 04/15/24	645
522	Series 1737, Class L, 6.000%, 06/15/24	581
91	Series 1745, Class D, 7.500%, 08/15/24	104
430	Series 1798, Class F, 5.000%, 05/15/23	469
9	Series 1807, Class G, 9.000%, 10/15/20	10
88	Series 1829, Class ZB, 6.500%, 03/15/26	97
591	Series 1863, Class Z, 6.500%, 07/15/26	652
52	Series 1865, Class D, PO, 02/15/24	46
69	Series 1890, Class H, 7.500%, 09/15/26	80
173	Series 1899, Class ZE, 8.000%, 09/15/26	201
462	Series 1927, Class PH, 7.500%, 01/15/27	530
375	Series 1927, Class ZA, 6.500%, 01/15/27	416
11	Series 1935, Class FL, VAR, 0.855%, 02/15/27	12
148	Series 1963, Class Z, 7.500%, 01/15/27	170
21	Series 1970, Class PG, 7.250%, 07/15/27	24
393	Series 1981, Class Z, 6.000%, 05/15/27	438
245	Series 1983, Class Z, 6.500%, 12/15/23	272
167	Series 1987, Class PE, 7.500%, 09/15/27	185
242	Series 2019, Class Z, 6.500%, 12/15/27	273
872	Series 2033, Class J, 5.600%, 06/15/23	936
99	Series 2033, Class SN, HB, IF, 28.431%, 03/15/24	45
268	Series 2038, Class PN, IO, 7.000%, 03/15/28	53
798	Series 2040, Class PE, 7.500%, 03/15/28	917
333	Series 2054, Class PV, 7.500%, 05/15/28	383
63	Series 2056, Class TD, 6.500%, 05/15/18	67
427	Series 2063, Class PG, 6.500%, 06/15/28	477
73	Series 2064, Class TE, 7.000%, 06/15/28	83
211	Series 2070, Class C, 6.000%, 07/15/28	235
863	Series 2075, Class PH, 6.500%, 08/15/28	968
924	Series 2075, Class PM, 6.250%, 08/15/28	1,040

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
179	Series 2086, Class GB, 6.000%, 09/15/28	201
340	Series 2089, Class PJ, IO, 7.000%, 10/15/28	66
786	Series 2095, Class PE, 6.000%, 11/15/28	869
1,414	Series 2106, Class ZD, 6.000%, 12/15/28	1,587
2,056	Series 2110, Class PG, 6.000%, 01/15/29	2,279
417	Series 2125, Class JZ, 6.000%, 02/15/29	462
2,062	Series 2126, Class CB, 6.250%, 02/15/29	2,288
57	Series 2132, Class SB, HB, IF, 29.875%, 03/15/29	104
32	Series 2134, Class PI, IO, 6.500%, 03/15/19	4
33	Series 2141, Class IO, IO, 7.000%, 04/15/29	6
126	Series 2163, Class PC, IO, 7.500%, 06/15/29	24
1,732	Series 2169, Class TB, 7.000%, 06/15/29	1,986
747	Series 2172, Class QC, 7.000%, 07/15/29	843
427	Series 2176, Class OJ, 7.000%, 08/15/29	493
2	Series 2196, Class TL, 7.500%, 11/15/29	3
382	Series 2201, Class C, 8.000%, 11/15/29	444
936	Series 2208, Class PG, 7.000%, 01/15/30	1,086
221	Series 2209, Class TC, 8.000%, 01/15/30	265
711	Series 2210, Class Z, 8.000%, 01/15/30	823
142	Series 2224, Class CB, 8.000%, 03/15/30	171
210	Series 2230, Class Z, 8.000%, 04/15/30	246
162	Series 2234, Class PZ, 7.500%, 05/15/30	188
140	Series 2247, Class Z, 7.500%, 08/15/30	162
373	Series 2256, Class MC, 7.250%, 09/15/30	429
638	Series 2259, Class ZM, 7.000%, 10/15/30	733
12	Series 2261, Class ZY, 7.500%, 10/15/30	14
49	Series 2262, Class Z, 7.500%, 10/15/30	56
664	Series 2271, Class PC, 7.250%, 12/15/30	764
711	Series 2283, Class K, 6.500%, 12/15/23	795
294	Series 2296, Class PD, 7.000%, 03/15/31	338
112	Series 2306, Class K, PO, 05/15/24	106
267	Series 2306, Class SE, IF, IO, 8.070%, 05/15/24	49
186	Series 2313, Class LA, 6.500%, 05/15/31	209
369	Series 2325, Class PM, 7.000%, 06/15/31	394
719	Series 2332, Class ZH, 7.000%, 07/15/31	822
105	Series 2333, Class HC, 6.000%, 07/15/31	103
3,872	Series 2344, Class ZD, 6.500%, 08/15/31	4,437
401	Series 2344, Class ZJ, 6.500%, 08/15/31	454
367	Series 2345, Class NE, 6.500%, 08/15/31	412
173	Series 2345, Class PQ, 6.500%, 08/15/16	181

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
105	Series 2347, Class VP, 6.500%, 03/15/20	112
369	Series 2351, Class PZ, 6.500%, 08/15/31	415
474	Series 2353, Class TD, 6.000%, 09/15/16	495
146	Series 2355, Class BP, 6.000%, 09/15/16	151
47	Series 2359, Class PM, 6.000%, 09/15/16	49
721	Series 2359, Class ZB, 8.500%, 06/15/31	867
224	Series 2360, Class PG, 6.000%, 09/15/16	233
37	Series 2363, Class PF, 6.000%, 09/15/16	39
124	Series 2366, Class MD, 6.000%, 10/15/16	129
363	Series 2367, Class ME, 6.500%, 10/15/31	400
361	Series 2388, Class FB, VAR, 0.755%, 01/15/29	366
323	Series 2391, Class QR, 5.500%, 12/15/16	335
110	Series 2394, Class MC, 6.000%, 12/15/16	114
401	Series 2399, Class OH, 6.500%, 01/15/32	454
662	Series 2399, Class TH, 6.500%, 01/15/32	747
785	Series 2410, Class NG, 6.500%, 02/15/32	894
483	Series 2410, Class OE, 6.375%, 02/15/32	520
877	Series 2410, Class QS, IF, 19.097%, 02/15/32	1,326
324	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	90
877	Series 2412, Class SP, IF, 15.790%, 02/15/32	1,131
2,096	Series 2418, Class FO, VAR, 1.055%, 02/15/32	2,143
745	Series 2420, Class XK, 6.500%, 02/15/32	844
603	Series 2423, Class MC, 7.000%, 03/15/32	694
793	Series 2423, Class MT, 7.000%, 03/15/32	914
861	Series 2423, Class TB, 6.500%, 03/15/32	967
120	Series 2425, Class OB, 6.000%, 03/15/17	126
1,083	Series 2430, Class WF, 6.500%, 03/15/32	1,221
1,407	Series 2434, Class TC, 7.000%, 04/15/32	1,575
2,503	Series 2434, Class ZA, 6.500%, 04/15/32	2,798
1,612	Series 2435, Class CJ, 6.500%, 04/15/32	1,756
524	Series 2436, Class MC, 7.000%, 04/15/32	590
258	Series 2441, Class GF, 6.500%, 04/15/32	290
670	Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	186
591	Series 2450, Class GZ, 7.000%, 05/15/32	677
437	Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	98
1,018	Series 2455, Class GK, 6.500%, 05/15/32	1,145
57	Series 2458, Class QE, 5.500%, 06/15/17	59
742	Series 2458, Class ZM, 6.500%, 06/15/32	833
347	Series 2463, Class CE, 6.000%, 06/15/17	362

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
583	Series 2466, Class DH, 6.500%, 06/15/32	656
1,141	Series 2466, Class PH, 6.500%, 06/15/32	1,237
771	Series 2474, Class NR, 6.500%, 07/15/32	868
1,694	Series 2475, Class S, IF, IO, 7.845%, 02/15/32	449
1,179	Series 2484, Class LZ, 6.500%, 07/15/32	1,331
61	Series 2488, Class WS, IF, 16.379%, 08/15/17	71
1,545	Series 2500, Class MC, 6.000%, 09/15/32	1,751
165	Series 2508, Class AQ, 5.500%, 10/15/17	174
1,577	Series 2512, Class PG, 5.500%, 10/15/22	1,728
75	Series 2515, Class MG, 4.000%, 09/15/17	76
543	Series 2535, Class BK, 5.500%, 12/15/22	597
744	Series 2537, Class TE, 5.500%, 12/15/17	787
386	Series 2543, Class LX, 5.000%, 12/15/17	406
2,190	Series 2543, Class YX, 6.000%, 12/15/32	2,436
1,116	Series 2544, Class HC, 6.000%, 12/15/32	1,239
519	Series 2549, Class ZG, 5.000%, 01/15/18	538
1,377	Series 2552, Class ME, 6.000%, 01/15/33	1,527
1,182	Series 2567, Class QD, 6.000%, 02/15/33	1,303
1,140	Series 2571, Class FY, VAR, 0.905%, 12/15/32	1,163
149	Series 2571, Class SK, HB, IF, 33.832%, 09/15/23	267
672	Series 2571, Class SY, IF, 18.228%, 12/15/32	1,002
5,270	Series 2575, Class ME, 6.000%, 02/15/33	5,845
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,435
551	Series 2586, Class WI, IO, 6.500%, 03/15/33	103
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,469
908	Series 2596, Class QG, 6.000%, 03/15/33	999
356	Series 2611, Class UH, 4.500%, 05/15/18	374
521	Series 2626, Class NS, IF, IO, 6.395%, 06/15/23	39
212	Series 2629, Class BY, IO, 4.500%, 03/15/18	4
1,951	Series 2631, Class SA, IF, 14.566%, 06/15/33	2,495
2,957	Series 2636, Class Z, 4.500%, 06/15/18	3,102
467	Series 2637, Class SA, IF, IO, 5.945%, 06/15/18	34
116	Series 2638, Class DS, IF, 8.445%, 07/15/23	134
4	Series 2642, Class SL, IF, 6.722%, 07/15/33	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
198	Series 2650, Class PO, PO, 12/15/32	196
1,108	Series 2650, Class SO, PO, 12/15/32	1,080
2,826	Series 2651, Class VZ, 4.500%, 07/15/18	2,967
7,952	Series 2653, Class PZ, 5.000%, 07/15/33	8,915
460	Series 2655, Class EO, PO, 02/15/33	460
610	Series 2671, Class S, IF, 14.474%, 09/15/33	784
2,782	Series 2684, Class PO, PO, 01/15/33	2,734
488	Series 2692, Class SC, IF, 12.977%, 07/15/33	591
37	Series 2696, Class CO, PO, 10/15/18	36
4,484	Series 2709, Class PG, 5.000%, 11/15/23	4,968
1,404	Series 2710, Class HB, 5.500%, 11/15/23	1,539
316	Series 2715, Class OG, 5.000%, 01/15/23	319
582	Series 2720, Class PC, 5.000%, 12/15/23	626
4,484	Series 2722, Class PF, VAR, 0.755%, 12/15/33	4,533
9,421	Series 2733, Class SB, IF, 7.871%, 10/15/33	10,636
580	Series 2744, Class PE, 5.500%, 02/15/34	619
1,318	Series 2744, Class TU, 5.500%, 05/15/32	1,376
777	Series 2748, Class KO, PO, 10/15/23	770
1,198	Series 2758, Class AO, PO, 03/15/19	1,188
204	Series 2777, Class KO, PO, 02/15/33	204
45	Series 2780, Class JG, 4.500%, 04/15/19	46
339	Series 2780, Class SY, IF, 16.159%, 11/15/33	452
4,627	Series 2802, Class OH, 6.000%, 05/15/34	5,102
370	Series 2835, Class BO, PO, 12/15/28	370
160	Series 2835, Class QO, PO, 12/15/32	147
56	Series 2840, Class JO, PO, 06/15/23	53
1,640	Series 2903, Class Z, 5.000%, 12/15/24	1,767
932	Series 2929, Class MS, HB, IF, 27.478%, 02/15/35	1,425
4,695	Series 2934, Class EC, PO, 02/15/20	4,622
9	Series 2934, Class EN, PO, 02/15/18	9
1,398	Series 2934, Class HI, IO, 5.000%, 02/15/20	128
922	Series 2934, Class KI, IO, 5.000%, 02/15/20	81
442	Series 2945, Class SA, IF, 12.015%, 03/15/20	396
446	Series 2967, Class S, HB, IF, 32.972%, 04/15/25	728
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,697
2,008	Series 2968, Class MD, 5.500%, 12/15/33	2,109

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,487	Series 2981, Class FA, VAR, 0.555%, 05/15/35	1,493
1,465	Series 2988, Class AF, VAR, 0.455%, 06/15/35	1,462
77	Series 2989, Class PO, PO, 06/15/23	77
816	Series 2990, Class GO, PO, 02/15/35	744
2,949	Series 2990, Class LK, VAR, 0.525%, 10/15/34	2,950
1,857	Series 2990, Class SL, HB, IF, 23.925%, 06/15/34	2,571
365	Series 2990, Class WP, IF, 16.628%, 06/15/35	437
4,484	Series 2992, Class LB, 5.000%, 06/15/20	4,805
31	Series 3007, Class AI, IO, 5.500%, 07/15/24	—	(h)
94	Series 3014, Class OD, PO, 08/15/35	76
287	Series 3022, Class SX, IF, 16.488%, 08/15/25	372
843	Series 3029, Class SO, PO, 09/15/35	779
2	Series 3047, Class OB, 5.500%, 12/15/33	2
6,825	Series 3049, Class XF, VAR, 0.505%, 05/15/33	6,825
508	Series 3051, Class DP, HB, IF, 27.346%, 10/15/25	781
910	Series 3064, Class SG, IF, 19.483%, 11/15/35	1,247
3,663	Series 3065, Class DF, VAR, 0.535%, 04/15/35	3,669
96	Series 3068, Class AO, PO, 01/15/35	96
1,584	Series 3077, Class TO, PO, 04/15/35	1,451
1,745	Series 3085, Class WF, VAR, 0.955%, 08/15/35	1,772
3,669	Series 3101, Class UZ, 6.000%, 01/15/36	4,034
326	Series 3102, Class HS, HB, IF, 23.998%, 01/15/36	474
3,357	Series 3117, Class AO, PO, 02/15/36	3,177
689	Series 3117, Class EO, PO, 02/15/36	634
1,083	Series 3117, Class OG, PO, 02/15/36	1,022
592	Series 3117, Class OK, PO, 02/15/36	544
2,069	Series 3122, Class OH, PO, 03/15/36	1,959
2,018	Series 3122, Class OP, PO, 03/15/36	1,919
16	Series 3122, Class ZB, 6.000%, 03/15/36	22
209	Series 3134, Class PO, PO, 03/15/36	193
2,141	Series 3137, Class XP, 6.000%, 04/15/36	2,355
1,101	Series 3138, Class PO, PO, 04/15/36	1,037
3,916	Series 3147, Class PO, PO, 04/15/36	3,702
126	Series 3149, Class SO, PO, 05/15/36	101

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
790	Series 3151, Class PO, PO, 05/15/36	732
1,424	Series 3153, Class EO, PO, 05/15/36	1,330
512	Series 3164, Class MG, 6.000%, 06/15/36	566
3,300	Series 3171, Class MO, PO, 06/15/36	3,091
557	Series 3174, Class PX, 5.000%, 06/15/17	567
664	Series 3179, Class OA, PO, 07/15/36	617
3,311	Series 3181, Class AZ, 6.500%, 07/15/36	3,809
257	Series 3184, Class OA, PO, 02/15/33	257
1,356	Series 3189, Class PC, 6.000%, 08/15/35	1,396
387	Series 3194, Class SA, IF, IO, 6.945%, 07/15/36	71
2,373	Series 3195, Class PD, 6.500%, 07/15/36	2,682
4,918	Series 3200, Class AY, 5.500%, 08/15/36	5,466
994	Series 3200, Class PO, PO, 08/15/36	918
13,064	Series 3202, Class HI, IF, IO, 6.495%, 08/15/36	1,903
619	Series 3213, Class OA, PO, 09/15/36	580
420	Series 3218, Class AO, PO, 09/15/36	389
2,895	Series 3218, Class BE, 6.000%, 09/15/35	2,999
2,252	Series 3219, Class DI, IO, 6.000%, 04/15/36	437
1,162	Series 3225, Class EO, PO, 10/15/36	1,034
1,235	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	158
322	Series 3233, Class OP, PO, 05/15/36	297
4,551	Series 3253, Class PO, PO, 12/15/21	4,520
558	Series 3256, Class PO, PO, 12/15/36	509
899	Series 3260, Class CS, IF, IO, 5.985%, 01/15/37	114
493	Series 3261, Class OA, PO, 01/15/37	451
2,338	Series 3274, Class B, 6.000%, 02/15/37	2,542
299	Series 3274, Class JO, PO, 02/15/37	277
1,463	Series 3275, Class FL, VAR, 0.595%, 02/15/37	1,466
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,442
600	Series 3286, Class PO, PO, 03/15/37	557
1,588	Series 3290, Class SB, IF, IO, 6.295%, 03/15/37	238
1,717	Series 3302, Class UT, 6.000%, 04/15/37	1,885
1,170	Series 3305, Class MG, IF, 2.375%, 07/15/34	1,187
4,782	Series 3315, Class HZ, 6.000%, 05/15/37	5,285
1,159	Series 3316, Class PO, PO, 05/15/37	1,070
78	Series 3318, Class AO, PO, 05/15/37	64
392	Series 3326, Class JO, PO, 06/15/37	364
3,403	Series 3329, Class JD, 6.000%, 06/15/36	3,586

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
623	Series 3331, Class PO, PO, 06/15/37	568
1,333	Series 3344, Class SL, IF, IO, 6.445%, 07/15/37	183
739	Series 3365, Class PO, PO, 09/15/37	676
455	Series 3371, Class FA, VAR, 0.755%, 09/15/37	460
673	Series 3373, Class TO, PO, 04/15/37	616
4,194	Series 3383, Class SA, IF, IO, 6.295%, 11/15/37	506
7,045	Series 3387, Class SA, IF, IO, 6.265%, 11/15/37	863
110	Series 3389, Class DQ, 5.750%, 10/15/35	112
2,173	Series 3393, Class JO, PO, 09/15/32	1,924
1,054	Series 3398, Class PO, PO, 01/15/36	1,048
7,935	Series 3404, Class SC, IF, IO, 5.845%, 01/15/38	932
338	Series 3422, Class SE, IF, 17.062%, 02/15/38	437
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,682
2,926	Series 3424, Class PI, IF, IO, 6.645%, 04/15/38	411
270	Series 3443, Class SY, IF, 9.000%, 03/15/37	323
3,507	Series 3453, Class B, 5.500%, 05/15/38	3,823
2,829	Series 3455, Class SE, IF, IO, 6.045%, 06/15/38	358
666	Series 3461, Class LZ, 6.000%, 06/15/38	733
7,783	Series 3461, Class Z, 6.000%, 06/15/38	8,869
6,016	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	802
6,726	Series 3493, Class LA, 4.000%, 10/15/23	7,135
4,747	Series 3501, Class CB, 5.500%, 01/15/39	5,290
3,013	Series 3505, Class SA, IF, IO, 5.845%, 01/15/39	438
1,277	Series 3510, Class OD, PO, 02/15/37	1,190
2,917	Series 3511, Class SA, IF, IO, 5.845%, 02/15/39	430
195	Series 3515, Class PI, IO, 5.500%, 07/15/37	5
719	Series 3523, Class SD, IF, 19.236%, 06/15/36	968
3,456	Series 3531, Class SA, IF, IO, 6.145%, 05/15/39	472
2,347	Series 3531, Class SM, IF, IO, 5.945%, 05/15/39	310
1,734	Series 3546, Class A, VAR, 2.056%, 02/15/39	1,747

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,511	Series 3549, Class FA, VAR, 1.355%, 07/15/39	2,553
2,180	Series 3607, Class AO, PO, 04/15/36	1,979
3,995	Series 3607, Class BO, PO, 04/15/36	3,627
612	Series 3607, Class EO, PO, 02/15/33	611
3,817	Series 3607, Class OP, PO, 07/15/37	3,484
5,482	Series 3607, Class PO, PO, 05/15/37	5,121
2,551	Series 3607, Class TO, PO, 10/15/39	2,331
4,406	Series 3608, Class SC, IF, IO, 6.095%, 12/15/39	623
3,299	Series 3611, Class PO, PO, 07/15/34	3,060
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,905
2,816	Series 3621, Class BO, PO, 01/15/40	2,592
4,125	Series 3632, Class BS, IF, 16.983%, 02/15/40	5,638
1,755	Series 3645, Class KZ, 5.500%, 08/15/36	1,901
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,746
3,622	Series 3654, Class VB, 5.500%, 10/15/27	3,763
2,936	Series 3659, Class VE, 5.000%, 03/15/26	3,196
2,334	Series 3666, Class VA, 5.500%, 12/15/22	2,353
14,982	Series 3680, Class MA, 4.500%, 07/15/39	16,367
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,992
10,029	Series 3687, Class MA, 4.500%, 02/15/37	10,762
3,083	Series 3688, Class CU, VAR, 6.725%, 11/15/21	3,293
17,884	Series 3688, Class GT, VAR, 7.208%, 11/15/46	21,185
43,568	Series 3704, Class CT, 7.000%, 12/15/36	51,691
17,578	Series 3704, Class DT, 7.500%, 11/15/36	20,188
16,183	Series 3704, Class ET, 7.500%, 12/15/36	19,520
9,135	Series 3710, Class FL, VAR, 0.655%, 05/15/36	9,190
14,057	Series 3740, Class SB, IF, IO, 5.845%, 10/15/40	2,379
13,111	Series 3740, Class SC, IF, IO, 5.845%, 10/15/40	2,075
24,203	Series 3747, Class HI, IO, 4.500%, 07/15/37	2,513
4,308	Series 3756, Class IP, IO, 4.000%, 08/15/35	78
18,414	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,113
12,298	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,142
8,986	Series 3760, Class NI, IO, 4.000%, 10/15/37	713

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,753	Series 3779, Class IH, IO, 4.000%, 11/15/34	833
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,194
8,888	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,219
1,361	Series 3798, Class BF, VAR, 0.455%, 06/15/24	1,365
5,026	Series 3800, Class AI, IO, 4.000%, 11/15/29	518
4,822	Series 3801, Class GB, 4.500%, 11/15/40	5,093
29,656	Series 3802, Class LS, IF, IO, 1.867%, 01/15/40	1,973
19,820	Series 3819, Class ZQ, 6.000%, 04/15/36	22,272
6,727	Series 3852, Class QN, IF, 5.500%, 05/15/41	7,092
16,264	Series 3852, Class TP, IF, 5.500%, 05/15/41	17,278
8,671	Series 3860, Class PZ, 5.000%, 05/15/41	10,302
2,943	Series 3895, Class WA, VAR, 5.701%, 10/15/38	3,214
7,708	Series 3920, Class LP, 5.000%, 01/15/34	8,421
17,095	Series 3957, Class B, 4.000%, 11/15/41	17,804
4,538	Series 3966, Class BF, VAR, 0.655%, 10/15/40	4,555
7,366	Series 3966, Class NA, 4.000%, 12/15/41	7,660
13,803	Series 3998, Class GF, VAR, 0.605%, 05/15/36	13,847
14,374	Series 4012, Class FN, VAR, 0.655%, 03/15/42	14,390
16,850	Series 4048, Class FB, VAR, 0.555%, 10/15/41	16,987
27,366	Series 4048, Class FJ, VAR, 0.556%, 07/15/37	27,340
4,323	Series 4073, Class MF, VAR, 0.605%, 08/15/39	4,342
7,712	Series 4077, Class FB, VAR, 0.655%, 07/15/42	7,761
13,198	Series 4087, Class FA, VAR, 0.605%, 05/15/39	13,262
9,408	Series 4095, Class FB, VAR, 0.555%, 04/15/39	9,456
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,668
9,982	Series 4219, Class JA, 3.500%, 08/15/39	10,302
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,221
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,581	Series 197, Class PO, PO, 04/01/28	1,478

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,740	Series 233, Class 11, IO, 5.000%, 09/15/35	585
3,105	Series 233, Class 12, IO, 5.000%, 09/15/35	484
5,900	Series 233, Class 13, IO, 5.000%, 09/15/35	919
12,426	Series 239, Class S30, IF, IO, 7.545%, 08/15/36	2,272
1,806	Series 243, Class 16, IO, 4.500%, 11/15/20	134
1,167	Series 243, Class 17, IO, 4.500%, 12/15/20	87
93,638	Series 262, Class 35, 3.500%, 07/15/42	95,653
37,187	Series 264, Class F1, VAR, 0.705%, 07/15/42	37,379
33,953	Series 267, Class F5, VAR, 0.655%, 08/15/42	34,029
15,196	Series 270, Class F1, VAR, 0.655%, 08/15/42	15,231
10,525	Series 274, Class F1, VAR, 0.655%, 08/15/42	10,547
26,817	Series 279, Class F6, VAR, 0.605%, 09/15/42	26,757
13,206	Series 281, Class F1, VAR, 0.655%, 10/15/42	13,233
8,202	Series 299, Class 300, 3.000%, 01/15/43	8,145
13,378	Series 310, Class PO, PO, 09/15/43	9,893
11,730	Series 326, Class F2, VAR, 0.705%, 03/15/44	11,778
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
854	Series T-41, Class 3A, VAR, 6.539%, 07/25/32	978
3,632	Series T-42, Class A5, 7.500%, 02/25/42	4,244
2,554	Series T-48, Class 1A, VAR, 5.698%, 07/25/33	2,903
540	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	647
3,370	Series T-54, Class 2A, 6.500%, 02/25/43	3,997
1,169	Series T-54, Class 3A, 7.000%, 02/25/43	1,422
8,119	Series T-56, Class A5, 5.231%, 05/25/43	8,777
876	Series T-57, Class 1A3, 7.500%, 07/25/43	1,048
336	Series T-57, Class 1AP, PO, 07/25/43	278
4,653	Series T-58, Class 4A, 7.500%, 09/25/43	5,556
407	Series T-58, Class APO, PO, 09/25/43	355
4,503	Series T-59, Class 1A2, 7.000%, 10/25/43	5,166
442	Series T-59, Class 1AP, PO, 10/25/43	383

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,725	Series T-62, Class 1A1, VAR, 1.366%, 10/25/44	8,897
21,895	Series T-76, Class 2A, VAR, 1.516%, 10/25/37	21,491
	Federal National Mortgage Association - ACES,
19,281	Series 2010-M1, Class A2, 4.450%, 09/25/19	21,372
7,174	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,946
5,986	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,431
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,704
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,365
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	56,873
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,186
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,317
13,148	Series 2012-M11, Class FA, VAR, 0.676%, 08/25/19	13,210
6,794	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	6,816
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,446
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,089
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,424
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,434
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,934
24,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	25,438
6,760	Series 2014-M5, Class FA, VAR, 0.521%, 01/25/17	6,772
7,360	Series 2014-M6, Class FA, VAR, 0.459%, 12/25/17	7,373
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,331
	Federal National Mortgage Association Grantor Trust,
1,454	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,621
1,670	Series 2001-T10, Class A2, 7.500%, 12/25/41	1,935

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,841		Series 2001-T3, Class A1, 7.500%, 11/25/40	2,151
1,924		Series 2002-T16, Class A2, 7.000%, 07/25/42	2,208
578		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	660
4,039		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,723
2,547		Series 2004-T2, Class 2A, VAR, 3.342%, 07/25/43	2,642
5,741		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	6,466
2,244		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,560
561		Series 2004-T3, Class PT1, VAR, 8.822%, 01/25/44	655
		Federal National Mortgage Association REMIC,
8		Series 1988-7, Class Z, 9.250%, 04/25/18	9
32		Series 1989-70, Class G, 8.000%, 10/25/19	35
14		Series 1989-78, Class H, 9.400%, 11/25/19	16
19		Series 1989-83, Class H, 8.500%, 11/25/19	21
14		Series 1989-89, Class H, 9.000%, 11/25/19	16
9		Series 1990-1, Class D, 8.800%, 01/25/20	10
4		Series 1990-7, Class B, 8.500%, 01/25/20	4
4		Series 1990-60, Class K, 5.500%, 06/25/20	5
8		Series 1990-63, Class H, 9.500%, 06/25/20	9
5		Series 1990-93, Class G, 5.500%, 08/25/20	5
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
45		Series 1990-102, Class J, 6.500%, 08/25/20	49
30		Series 1990-120, Class H, 9.000%, 10/25/20	34
4		Series 1990-134, Class SC, HB, IF, 21.368%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9	Series 1991-24, Class Z, 5.000%, 03/25/21	10
8	Series 1991-42, Class S, IF, 17.404%, 05/25/21	10
2	Series 1992-101, Class J, 7.500%, 06/25/22	2
279	Series 1992-117, Class MA, 8.000%, 07/25/22	316
52	Series 1992-136, Class PK, 6.000%, 08/25/22	56
46	Series 1992-143, Class MA, 5.500%, 09/25/22	49
346	Series 1992-150, Class M, 8.000%, 09/25/22	391
121	Series 1992-163, Class M, 7.750%, 09/25/22	137
169	Series 1992-188, Class PZ, 7.500%, 10/25/22	194
79	Series 1993-21, Class KA, 7.700%, 03/25/23	89
173	Series 1993-25, Class J, 7.500%, 03/25/23	194
31	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	43
475	Series 1993-37, Class PX, 7.000%, 03/25/23	532
172	Series 1993-54, Class Z, 7.000%, 04/25/23	193
1,794	Series 1993-56, Class PZ, 7.000%, 05/25/23	2,026
83	Series 1993-62, Class SA, IF, 18.975%, 04/25/23	121
883	Series 1993-99, Class Z, 7.000%, 07/25/23	977
45	Series 1993-122, Class M, 6.500%, 07/25/23	50
884	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	981
1,448	Series 1993-141, Class Z, 7.000%, 08/25/23	1,618
41	Series 1993-165, Class SD, IF, 13.440%, 09/25/23	53
51	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	59
73	Series 1993-178, Class PK, 6.500%, 09/25/23	83
35	Series 1993-179, Class SB, HB, IF, 26.828%, 10/25/23	59

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
24	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	29
1,234	Series 1993-183, Class KA, 6.500%, 10/25/23	1,356
525	Series 1993-189, Class PL, 6.500%, 10/25/23	591
53	Series 1993-199, Class FA, VAR, 0.705%, 10/25/23	54
66	Series 1993-205, Class H, PO, 09/25/23	59
105	Series 1993-225, Class UB, 6.500%, 12/25/23	118
31	Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	31
94	Series 1993-247, Class FE, VAR, 1.155%, 12/25/23	96
114	Series 1993-247, Class SA, HB, IF, 28.053%, 12/25/23	195
43	Series 1993-247, Class SU, IF, 12.282%, 12/25/23	56
145	Series 1993-250, Class Z, 7.000%, 12/25/23	147
8	Series 1994-9, Class E, PO, 11/25/23	7
376	Series 1994-37, Class L, 6.500%, 03/25/24	422
1,874	Series 1994-40, Class Z, 6.500%, 03/25/24	2,058
3,007	Series 1994-62, Class PK, 7.000%, 04/25/24	3,382
1,362	Series 1994-63, Class PK, 7.000%, 04/25/24	1,562
69	Series 1995-2, Class Z, 8.500%, 01/25/25	80
334	Series 1995-19, Class Z, 6.500%, 11/25/23	382
715	Series 1996-14, Class SE, IF, IO, 8.260%, 08/25/23	151
19	Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	19
657	Series 1996-48, Class Z, 7.000%, 11/25/26	737
64	Series 1996-59, Class J, 6.500%, 08/25/22	70
155	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	7
543	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	25
97	Series 1997-27, Class J, 7.500%, 04/18/27	107
157	Series 1997-29, Class J, 7.500%, 04/20/27	184

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
402		Series 1997-32, Class PG, 6.500%, 04/25/27	446
616		Series 1997-39, Class PD, 7.500%, 05/20/27	719
35		Series 1997-42, Class ZC, 6.500%, 07/18/27	38
712		Series 1997-61, Class ZC, 7.000%, 02/25/23	802
179		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	36
22		Series 1998-4, Class C, PO, 04/25/23	21
255		Series 1998-36, Class ZB, 6.000%, 07/18/28	285
134		Series 1998-43, Class SA, IF, IO, 17.307%, 04/25/23	49
264		Series 1998-66, Class SB, IF, IO, 7.995%, 12/25/28	50
127		Series 1999-17, Class C, 6.350%, 04/25/29	143
596		Series 1999-18, Class Z, 5.500%, 04/18/29	647
143		Series 1999-38, Class SK, IF, IO, 7.895%, 08/25/23	16
66		Series 1999-52, Class NS, HB, IF, 22.946%, 10/25/23	101
187		Series 1999-62, Class PB, 7.500%, 12/18/29	215
970		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,114
346		Series 2000-20, Class SA, IF, IO, 8.945%, 07/25/30	88
44		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	11
347		Series 2001-4, Class PC, 7.000%, 03/25/21	382
124		Series 2001-7, Class PF, 7.000%, 03/25/31	143
1		Series 2001-7, Class PR, 6.000%, 03/25/16	1
—	(h)	Series 2001-10, Class PR, 6.000%, 04/25/16	—	(h)
393		Series 2001-30, Class PM, 7.000%, 07/25/31	449
693		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	137
722		Series 2001-36, Class DE, 7.000%, 08/25/31	829
895		Series 2001-44, Class MY, 7.000%, 09/25/31	1,027

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
199	Series 2001-44, Class PD, 7.000%, 09/25/31	226
148	Series 2001-44, Class PU, 7.000%, 09/25/31	170
1,957	Series 2001-48, Class Z, 6.500%, 09/25/21	2,164
175	Series 2001-49, Class Z, 6.500%, 09/25/31	194
113	Series 2001-52, Class KB, 6.500%, 10/25/31	127
87	Series 2001-52, Class XN, 6.500%, 11/25/15	90
1,386	Series 2001-60, Class PX, 6.000%, 11/25/31	1,544
503	Series 2001-60, Class QS, HB, IF, 23.957%, 09/25/31	845
1,269	Series 2001-61, Class Z, 7.000%, 11/25/31	1,437
185	Series 2001-71, Class MB, 6.000%, 12/25/16	192
276	Series 2001-71, Class QE, 6.000%, 12/25/16	286
54	Series 2001-72, Class SX, IF, 17.105%, 12/25/31	67
1,056	Series 2001-74, Class MB, 6.000%, 12/25/16	1,099
56	Series 2001-81, Class LO, PO, 01/25/32	52
597	Series 2002-1, Class G, 7.000%, 07/25/23	672
278	Series 2002-1, Class HC, 6.500%, 02/25/22	308
229	Series 2002-1, Class SA, HB, IF, 24.684%, 02/25/32	379
94	Series 2002-1, Class UD, HB, IF, 23.957%, 12/25/23	144
287	Series 2002-2, Class UC, 6.000%, 02/25/17	300
640	Series 2002-3, Class OG, 6.000%, 02/25/17	664
1,893	Series 2002-5, Class PK, 6.000%, 02/25/22	2,082
118	Series 2002-7, Class OG, 6.000%, 03/25/17	122
321	Series 2002-7, Class TG, 6.000%, 03/25/17	333
1,349	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	69
21	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,256	Series 2002-15, Class ZA, 6.000%, 04/25/32	3,605
666	Series 2002-16, Class PG, 6.000%, 04/25/17	691
107	Series 2002-19, Class PE, 6.000%, 04/25/17	111
40	Series 2002-21, Class LO, PO, 04/25/32	37
600	Series 2002-21, Class PE, 6.500%, 04/25/32	678
535	Series 2002-24, Class AJ, 6.000%, 04/25/17	562
1,230	Series 2002-28, Class PK, 6.500%, 05/25/32	1,385
276	Series 2002-31, Class S, IF, 18.948%, 05/25/17	328
467	Series 2002-37, Class Z, 6.500%, 06/25/32	520
1,255	Series 2002-38, Class QE, 6.000%, 06/25/17	1,300
1,397	Series 2002-48, Class GH, 6.500%, 08/25/32	1,573
2,202	Series 2002-54, Class PG, 6.000%, 09/25/22	2,417
596	Series 2002-57, Class AE, 5.500%, 09/25/17	623
133	Series 2002-63, Class KC, 5.000%, 10/25/17	140
306	Series 2002-71, Class AP, 5.000%, 11/25/32	333
237	Series 2002-77, Class S, IF, 14.199%, 12/25/32	308
3,800	Series 2002-78, Class Z, 5.500%, 12/25/32	4,125
787	Series 2002-83, Class CS, 6.881%, 08/25/23	881
934	Series 2002-90, Class A1, 6.500%, 06/25/42	1,072
470	Series 2003-9, Class NZ, 6.500%, 02/25/33	519
707	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	135
3,888	Series 2003-17, Class EQ, 5.500%, 03/25/23	4,261
4,080	Series 2003-22, Class UD, 4.000%, 04/25/33	4,296
7,052	Series 2003-23, Class EQ, 5.500%, 04/25/23	7,756
415	Series 2003-32, Class KC, 5.000%, 05/25/18	435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,168	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	407
960	Series 2003-34, Class AX, 6.000%, 05/25/33	1,060
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,313
574	Series 2003-34, Class GB, 6.000%, 03/25/33	637
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,256
168	Series 2003-35, Class EA, PO, 05/25/33	139
224	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	54
1,605	Series 2003-39, Class LW, 5.500%, 05/25/23	1,755
365	Series 2003-42, Class GB, 4.000%, 05/25/33	393
27	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
1,440	Series 2003-47, Class PE, 5.750%, 06/25/33	1,585
335	Series 2003-52, Class SX, HB, IF, 22.485%, 10/25/31	538
544	Series 2003-64, Class SX, IF, 13.360%, 07/25/33	663
1,193	Series 2003-71, Class DS, IF, 7.259%, 08/25/33	1,239
5,557	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,130
2,751	Series 2003-73, Class HC, 5.500%, 08/25/33	3,058
117	Series 2003-74, Class SH, IF, 9.891%, 08/25/33	133
562	Series 2003-76, Class SH, IF, 13.890%, 09/25/31	616
1,375	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	112
1,978	Series 2003-81, Class HC, 4.750%, 09/25/18	2,085
1,367	Series 2003-82, Class VB, 5.500%, 08/25/33	1,443
2,002	Series 2003-83, Class PG, 5.000%, 06/25/23	2,112
435	Series 2003-91, Class SD, IF, 12.242%, 09/25/33	521
16,811	Series 2003-105, Class AZ, 5.500%, 10/25/33	18,180
2,727	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	577

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
810	Series 2003-130, Class CS, IF, 13.790%, 12/25/33	951
225	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	266
373	Series 2003-131, Class SK, IF, 15.890%, 01/25/34	490
180	Series 2003-132, Class OA, PO, 08/25/33	166
1,930	Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	263
1,436	Series 2004-4, Class QM, IF, 13.890%, 06/25/33	1,763
1,137	Series 2004-10, Class SC, HB, IF, 27.980%, 02/25/34	1,528
3,838	Series 2004-17, Class H, 5.500%, 04/25/34	4,232
457	Series 2004-21, Class AE, 4.000%, 04/25/19	478
1,727	Series 2004-25, Class SA, IF, 19.099%, 04/25/34	2,418
2,727	Series 2004-28, Class PF, VAR, 0.555%, 03/25/34	2,733
5,412	Series 2004-36, Class FA, VAR, 0.555%, 05/25/34	5,421
1,074	Series 2004-36, Class PC, 5.500%, 02/25/34	1,143
2,314	Series 2004-36, Class SA, IF, 19.099%, 05/25/34	3,175
589	Series 2004-36, Class SN, IF, 13.890%, 07/25/33	682
2,973	Series 2004-46, Class EP, PO, 03/25/34	2,833
503	Series 2004-46, Class QB, HB, IF, 23.380%, 05/25/34	734
414	Series 2004-46, Class SK, IF, 16.074%, 05/25/34	532
9,401	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,276
379	Series 2004-51, Class SY, IF, 13.930%, 07/25/34	490
410	Series 2004-53, Class NC, 5.500%, 07/25/24	449
288	Series 2004-59, Class BG, PO, 12/25/32	263
5,905	Series 2004-61, Class FH, VAR, 0.955%, 11/25/32	6,030
143	Series 2004-61, Class SH, HB, IF, 23.368%, 11/25/32	223
386	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	461
3,488	Series 2004-65, Class EY, 5.500%, 08/25/24	3,801

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
381	Series 2004-74, Class SW, IF, 15.190%, 11/25/31	533
1,489	Series 2004-79, Class S, IF, 19.374%, 08/25/32	1,842
536	Series 2004-79, Class SP, IF, 19.374%, 11/25/34	720
532	Series 2004-81, Class AC, 4.000%, 11/25/19	555
5,776	Series 2004-81, Class JG, 5.000%, 11/25/24	6,340
3,361	Series 2004-87, Class F, VAR, 0.905%, 01/25/34	3,412
106	Series 2004-89, Class EA, IF, 12.941%, 01/25/34	113
3	Series 2004-92, Class JO, PO, 12/25/34	3
2,456	Series 2005-16, Class LE, 5.500%, 07/25/33	2,537
2,462	Series 2005-25, Class PF, VAR, 0.505%, 04/25/35	2,458
318	Series 2005-42, Class PS, IF, 16.613%, 05/25/35	411
70	Series 2005-52, Class PA, 6.500%, 06/25/35	75
1,790	Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	333
934	Series 2005-56, Class TP, IF, 17.685%, 08/25/33	1,247
428	Series 2005-57, Class CD, HB, IF, 24.544%, 01/25/35	583
89	Series 2005-57, Class DC, HB, IF, 21.271%, 12/25/34	108
897	Series 2005-59, Class SU, HB, IF, 24.725%, 06/25/35	1,302
624	Series 2005-66, Class SG, IF, 16.987%, 07/25/35	825
3,324	Series 2005-67, Class EY, 5.500%, 08/25/25	3,672
2,868	Series 2005-68, Class PG, 5.500%, 08/25/35	3,163
1,049	Series 2005-68, Class UC, 5.000%, 06/25/35	1,123
1,638	Series 2005-72, Class SB, IF, 16.488%, 08/25/35	2,137
882	Series 2005-73, Class PS, IF, 16.313%, 08/25/35	1,127
10,085	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,348
752	Series 2005-74, Class CP, HB, IF, 24.182%, 05/25/35	1,112

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,278	Series 2005-74, Class CS, IF, 19.594%, 05/25/35	4,517
2,253	Series 2005-74, Class SK, IF, 19.704%, 05/25/35	3,112
393	Series 2005-75, Class SV, HB, IF, 23.580%, 09/25/35	580
3,071	Series 2005-84, Class XM, 5.750%, 10/25/35	3,339
1,107	Series 2005-90, Class ES, IF, 16.488%, 10/25/35	1,420
510	Series 2005-90, Class PO, PO, 09/25/35	489
2,377	Series 2005-93, Class MF, VAR, 0.405%, 08/25/34	2,374
5,836	Series 2005-106, Class US, HB, IF, 23.998%, 11/25/35	8,804
659	Series 2005-109, Class PC, 6.000%, 12/25/35	726
9,171	Series 2005-110, Class GK, 5.500%, 08/25/34	9,699
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,772
306	Series 2005-116, Class PB, 6.000%, 04/25/34	318
2,243	Series 2005-121, Class DX, 5.500%, 01/25/26	2,471
6,847	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,473
14,437	Series 2006-8, Class WN, IF, IO, 6.545%, 03/25/36	2,558
3,937	Series 2006-8, Class WQ, PO, 03/25/36	3,665
392	Series 2006-11, Class PS, HB, IF, 23.998%, 03/25/36	580
6,199	Series 2006-12, Class BZ, 5.500%, 03/25/36	6,703
454	Series 2006-15, Class OT, PO, 01/25/36	440
3,829	Series 2006-16, Class HZ, 5.500%, 03/25/36	4,258
466	Series 2006-16, Class OA, PO, 03/25/36	428
1,305	Series 2006-22, Class AO, PO, 04/25/36	1,148
1,978	Series 2006-23, Class FK, VAR, 0.405%, 04/25/36	1,971
791	Series 2006-23, Class KO, PO, 04/25/36	744
1,950	Series 2006-27, Class OH, PO, 04/25/36	1,855
457	Series 2006-33, Class LS, HB, IF, 29.453%, 05/25/36	806
1,213	Series 2006-39, Class WC, 5.500%, 01/25/36	1,329

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
600	Series 2006-42, Class CF, VAR, 0.605%, 06/25/36	602
1,318	Series 2006-43, Class DO, PO, 06/25/36	1,236
430	Series 2006-43, Class PO, PO, 06/25/36	397
4,374	Series 2006-44, Class FP, VAR, 0.555%, 06/25/36	4,384
845	Series 2006-44, Class GO, PO, 06/25/36	797
2,155	Series 2006-44, Class P, PO, 12/25/33	2,003
1,010	Series 2006-46, Class FW, VAR, 0.555%, 06/25/36	1,010
162	Series 2006-46, Class SW, HB, IF, 23.631%, 06/25/36	224
1,444	Series 2006-46, Class UC, 5.500%, 12/25/35	1,586
2,841	Series 2006-50, Class JO, PO, 06/25/36	2,636
3,496	Series 2006-50, Class PS, PO, 06/25/36	3,298
3,483	Series 2006-53, Class US, IF, IO, 6.425%, 06/25/36	579
7,435	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	7,440
2,685	Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	2,693
289	Series 2006-58, Class AP, PO, 07/25/36	270
843	Series 2006-58, Class FL, VAR, 0.615%, 07/25/36	847
1,582	Series 2006-58, Class IG, IF, IO, 6.365%, 07/25/36	225
522	Series 2006-58, Class PO, PO, 07/25/36	484
890	Series 2006-59, Class QO, PO, 01/25/33	879
446	Series 2006-60, Class AK, HB, IF, 28.180%, 07/25/36	751
2,212	Series 2006-60, Class DO, PO, 04/25/35	2,147
383	Series 2006-62, Class PS, HB, IF, 38.970%, 07/25/36	729
5,758	Series 2006-63, Class ZH, 6.500%, 07/25/36	6,447
973	Series 2006-65, Class QO, PO, 07/25/36	917
12,193	Series 2006-71, Class ZL, 6.000%, 07/25/36	13,484
1,749	Series 2006-72, Class GO, PO, 08/25/36	1,613
422	Series 2006-72, Class TO, PO, 08/25/36	395
4,514	Series 2006-77, Class PC, 6.500%, 08/25/36	5,111
1,200	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,337
3,101	Series 2006-79, Class DF, VAR, 0.505%, 08/25/36	3,104

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
734	Series 2006-79, Class DO, PO, 08/25/36	693
868	Series 2006-79, Class OP, PO, 08/25/36	797
846	Series 2006-85, Class MZ, 6.500%, 09/25/36	949
874	Series 2006-86, Class OB, PO, 09/25/36	802
959	Series 2006-90, Class AO, PO, 09/25/36	917
445	Series 2006-94, Class GK, HB, IF, 32.475%, 10/25/26	743
614	Series 2006-95, Class SG, HB, IF, 25.580%, 10/25/36	909
305	Series 2006-102, Class MD, 6.000%, 01/25/35	306
235	Series 2006-109, Class PO, PO, 11/25/36	223
1,742	Series 2006-110, Class PO, PO, 11/25/36	1,617
627	Series 2006-111, Class EO, PO, 11/25/36	580
1,074	Series 2006-113, Class PO, PO, 07/25/36	1,044
210	Series 2006-115, Class ES, HB, IF, 25.940%, 12/25/36	323
771	Series 2006-115, Class OK, PO, 12/25/36	714
3,502	Series 2006-117, Class GS, IF, IO, 6.495%, 12/25/36	530
2,100	Series 2006-118, Class A1, VAR, 0.215%, 12/25/36	2,050
8,031	Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	7,868
440	Series 2006-119, Class PO, PO, 12/25/36	409
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,277
729	Series 2006-128, Class PO, PO, 01/25/37	668
2,492	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	426
73	Series 2007-1, Class SD, HB, IF, 38.070%, 02/25/37	82
20	Series 2007-2, Class FA, VAR, 0.355%, 02/25/37	20
89	Series 2007-2, Class HF, VAR, 0.505%, 08/25/36	89
810	Series 2007-7, Class SG, IF, IO, 6.345%, 08/25/36	163
3,358	Series 2007-10, Class FD, VAR, 0.405%, 02/25/37	3,355
7,127	Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	1,061
721	Series 2007-14, Class OP, PO, 03/25/37	668
1,333	Series 2007-14, Class QD, 5.500%, 11/25/35	1,380
753	Series 2007-15, Class NO, PO, 03/25/22	733

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,227	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	3,285
2,810	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,133
436	Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	68
2,094	Series 2007-28, Class EO, PO, 04/25/37	1,911
1,544	Series 2007-29, Class SG, HB, IF, 22.150%, 04/25/37	2,169
3,926	Series 2007-35, Class SI, IF, IO, 5.945%, 04/25/37	469
641	Series 2007-42, Class AO, PO, 05/25/37	591
9,398	Series 2007-42, Class B, 6.000%, 05/25/37	10,364
1,416	Series 2007-43, Class FL, VAR, 0.455%, 05/25/37	1,413
5,673	Series 2007-53, Class SH, IF, IO, 5.945%, 06/25/37	677
8,120	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	8,136
1,559	Series 2007-54, Class WI, IF, IO, 5.945%, 06/25/37	182
15,674	Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	2,586
1,008	Series 2007-62, Class SE, IF, 16.112%, 07/25/37	1,281
1,360	Series 2007-64, Class FB, VAR, 0.525%, 07/25/37	1,360
6,870	Series 2007-65, Class KI, IF, IO, 6.465%, 07/25/37	925
1,870	Series 2007-67, Class PO, PO, 07/25/37	1,748
3,664	Series 2007-70, Class Z, 5.500%, 07/25/37	3,952
11,282	Series 2007-72, Class EK, IF, IO, 6.245%, 07/25/37	1,652
2,428	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,634
3,632	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,974
1,988	Series 2007-77, Class FG, VAR, 0.655%, 03/25/37	1,998
669	Series 2007-78, Class CB, 6.000%, 08/25/37	714
4,036	Series 2007-78, Class PE, 6.000%, 08/25/37	4,376
1,403	Series 2007-79, Class SB, HB, IF, 23.448%, 08/25/37	2,076
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,153	Series 2007-84, Class PG, 6.000%, 12/25/36	1,205
420	Series 2007-85, Class SL, IF, 15.762%, 09/25/37	530
4,826	Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	719
4,802	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	638
874	Series 2007-92, Class YA, 6.500%, 06/25/37	972
1,457	Series 2007-92, Class YS, IF, IO, 5.625%, 06/25/37	170
1,013	Series 2007-97, Class FC, VAR, 0.655%, 07/25/37	1,018
3,368	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	673
669	Series 2007-98, Class FB, VAR, 0.605%, 06/25/37	661
5,124	Series 2007-100, Class SM, IF, IO, 6.295%, 10/25/37	747
27,062	Series 2007-101, Class A2, VAR, 0.405%, 06/27/36	26,650
2,005	Series 2007-106, Class A7, VAR, 6.061%, 10/25/37	2,221
4,336	Series 2007-108, Class AN, VAR, 8.286%, 11/25/37	5,259
530	Series 2007-108, Class SA, IF, IO, 6.205%, 12/25/37	69
7,208	Series 2007-109, Class AI, IF, IO, 6.245%, 12/25/37	1,103
4,707	Series 2007-112, Class MJ, 6.500%, 12/25/37	5,251
4,828	Series 2007-112, Class SA, IF, IO, 6.295%, 12/25/37	684
39,459	Series 2007-114, Class A6, VAR, 0.355%, 10/27/37	39,374
10,627	Series 2007-116, Class HI, IO, VAR, 1.496%, 01/25/38	862
64	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	2
6,032	Series 2008-1, Class BI, IF, IO, 5.755%, 02/25/38	639
9,572	Series 2008-4, Class SD, IF, IO, 5.845%, 02/25/38	1,088
1,756	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	207
2,043	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,633	Series 2008-18, Class FA, VAR, 1.055%, 03/25/38	1,652
671	Series 2008-18, Class SP, IF, 13.690%, 03/25/38	823
2,715	Series 2008-20, Class SA, IF, IO, 6.835%, 03/25/38	440
2,348	Series 2008-27, Class SN, IF, IO, 6.745%, 04/25/38	360
878	Series 2008-28, Class QS, HB, IF, 20.235%, 04/25/38	1,196
2,309	Series 2008-32, Class SA, IF, IO, 6.695%, 04/25/38	367
7,725	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	75
732	Series 2008-42, Class AO, PO, 09/25/36	700
83	Series 2008-44, Class PO, PO, 05/25/38	71
4,061	Series 2008-46, Class HI, IO, VAR, 1.742%, 06/25/38	431
1,347	Series 2008-47, Class SI, IF, IO, 6.345%, 06/25/23	142
1,594	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	285
7,128	Series 2008-55, Class S, IF, IO, 7.445%, 07/25/28	1,308
1,368	Series 2008-56, Class AC, 5.000%, 07/25/38	1,481
1,345	Series 2008-60, Class JC, 5.000%, 07/25/38	1,490
2,491	Series 2008-61, Class BH, 4.500%, 07/25/23	2,686
3,388	Series 2008-61, Class CB, 5.000%, 07/25/23	3,681
1,836	Series 2008-76, Class GF, VAR, 0.805%, 09/25/23	1,846
5,794	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	672
2,854	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	329
379	Series 2009-4, Class BD, 4.500%, 02/25/39	405
3,531	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	486
2,214	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	208
6,473	Series 2009-11, Class NB, 5.000%, 03/25/29	7,091
2,314	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	165

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,422	Series 2009-17, Class QS, IF, IO, 6.495%, 03/25/39	423
1,044	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	85
3,587	Series 2009-19, Class PW, 4.500%, 10/25/36	3,865
231	Series 2009-47, Class MT, 7.000%, 07/25/39	268
2,475	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	406
8,235	Series 2009-59, Class HB, 5.000%, 08/25/39	9,040
10,429	Series 2009-60, Class HT, 6.000%, 08/25/39	11,696
232	Series 2009-63, Class P, 5.000%, 03/25/37	252
11,109	Series 2009-65, Class MT, 5.000%, 09/25/39	11,810
4,068	Series 2009-69, Class WA, VAR, 6.013%, 09/25/39	4,461
2,467	Series 2009-70, Class CO, PO, 01/25/37	2,285
3,052	Series 2009-84, Class WS, IF, IO, 5.745%, 10/25/39	399
6,520	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,128
13,325	Series 2009-86, Class OT, PO, 10/25/37	12,256
6,580	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	1
3,523	Series 2009-99, Class SC, IF, IO, 6.025%, 12/25/39	470
5,510	Series 2009-99, Class WA, VAR, 6.299%, 12/25/39	6,115
7,514	Series 2009-103, Class MB, VAR, 2.365%, 12/25/39	7,659
4,500	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	614
1,254	Series 2009-113, Class AO, PO, 01/25/40	1,166
1,510	Series 2010-1, Class WA, VAR, 6.189%, 02/25/40	1,644
3,640	Series 2010-14, Class FJ, VAR, 0.755%, 03/25/40	3,680
4,466	Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	5,013
4,129	Series 2010-16, Class WB, VAR, 6.240%, 03/25/40	4,769
4,351	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	561
2,690	Series 2010-35, Class SJ, IF, 17.150%, 04/25/40	3,635

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
606	Series 2010-39, Class OT, PO, 10/25/35	562
3,187	Series 2010-40, Class FJ, VAR, 0.755%, 04/25/40	3,202
2,946	Series 2010-42, Class S, IF, IO, 6.245%, 05/25/40	424
2,728	Series 2010-43, Class FD, VAR, 0.755%, 05/25/40	2,753
1,231	Series 2010-45, Class BD, 4.500%, 11/25/38	1,275
1,796	Series 2010-47, Class AV, 5.000%, 05/25/21	1,846
8,511	Series 2010-49, Class SC, IF, 12.350%, 03/25/40	10,094
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,739
2,133	Series 2010-63, Class AP, PO, 06/25/40	2,012
22,300	Series 2010-64, Class DM, 5.000%, 06/25/40	24,410
9,757	Series 2010-71, Class HJ, 5.500%, 07/25/40	10,939
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,042
3,031	Series 2010-103, Class SB, IF, IO, 5.945%, 11/25/49	385
22,900	Series 2010-111, Class AE, 5.500%, 04/25/38	24,403
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	20,062
21,626	Series 2010-125, Class SA, IF, IO, 4.285%, 11/25/40	2,148
22,699	Series 2010-133, Class A, 5.500%, 05/25/38	24,847
13,975	Series 2010-147, Class SA, IF, IO, 6.375%, 01/25/41	3,231
6,882	Series 2010-148, Class MA, 4.000%, 02/25/39	7,259
3,745	Series 2011-2, Class WA, VAR, 5.829%, 02/25/51	4,136
1,381	Series 2011-17, Class EF, VAR, 0.455%, 07/25/25	1,386
7,629	Series 2011-19, Class ZY, 6.500%, 07/25/36	8,467
1,558	Series 2011-22, Class MA, 6.500%, 04/25/38	1,761
30,974	Series 2011-30, Class LS, IO, VAR, 1.968%, 04/25/41	2,432
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	9,670

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,427	Series 2011-39, Class ZA, 6.000%, 11/25/32	10,610
10,719	Series 2011-47, Class ZA, 5.500%, 07/25/38	11,562
1,183	Series 2011-58, Class WA, VAR, 5.396%, 07/25/51	1,192
5,434	Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	5,486
6,026	Series 2011-101, Class FM, VAR, 0.705%, 01/25/41	6,061
3,805	Series 2011-111, Class DF, VAR, 0.555%, 12/25/38	3,811
29,148	Series 2011-118, Class LB, 7.000%, 11/25/41	33,422
39,517	Series 2011-118, Class MT, 7.000%, 11/25/41	45,486
36,097	Series 2011-118, Class NT, 7.000%, 11/25/41	41,896
12,195	Series 2011-124, Class JF, VAR, 0.555%, 02/25/41	12,204
1,842	Series 2011-149, Class EF, VAR, 0.655%, 07/25/41	1,848
6,583	Series 2011-149, Class MF, VAR, 0.655%, 11/25/41	6,612
7,051	Series 2012-14, Class FB, VAR, 0.605%, 08/25/37	7,091
59,599	Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	59,835
7,328	Series 2012-66, Class HF, VAR, 0.455%, 03/25/41	7,342
9,304	Series 2012-87, Class KF, VAR, 0.605%, 09/25/37	9,288
6,859	Series 2012-89, Class FD, VAR, 0.605%, 04/25/39	6,870
14,111	Series 2012-97, Class FB, VAR, 0.655%, 09/25/42	14,016
6,291	Series 2012-99, Class FA, VAR, 0.605%, 09/25/42	6,215
3,932	Series 2012-101, Class FC, VAR, 0.655%, 09/25/42	3,909
12,806	Series 2012-108, Class F, VAR, 0.655%, 10/25/42	12,762
29,572	Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	29,502
23,200	Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	22,967
7,295	Series 2013-4, Class AJ, 3.500%, 02/25/43	7,467

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
5,367		Series 2013-13, Class FA, VAR, 0.505%, 03/25/43	5,289
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,958
19,125		Series 2013-92, Class PO, PO, 09/25/43	14,372
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,619
14,770		Series 2013-101, Class DO, PO, 10/25/43	11,201
33,311		Series 2013-128, Class PO, PO, 12/25/43	25,164
9		Series G-14, Class L, 8.500%, 06/25/21	10
—	(h)	Series G-17, Class S, HB, VAR, 1,064.924%, 06/25/21	6
38		Series G-18, Class Z, 8.750%, 06/25/21	43
5		Series G-22, Class G, 6.000%, 12/25/16	5
25		Series G-28, Class S, IF, 14.945%, 09/25/21	31
64		Series G-35, Class M, 8.750%, 10/25/21	71
11		Series G-51, Class SA, HB, IF, 23.983%, 12/25/21	16
—	(h)	Series G92-27, Class SQ, HB, IF, 1,858.090%, 05/25/22	20
290		Series G92-35, Class E, 7.500%, 07/25/22	325
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
25		Series G92-42, Class Z, 7.000%, 07/25/22	28
478		Series G92-44, Class ZQ, 8.000%, 07/25/22	514
215		Series G92-45, Class Z, 6.000%, 08/25/22	225
27		Series G92-52, Class FD, VAR, 0.176%, 09/25/22	27
316		Series G92-54, Class ZQ, 7.500%, 09/25/22	349
26		Series G92-59, Class F, VAR, 1.368%, 10/25/22	26
52		Series G92-61, Class Z, 7.000%, 10/25/22	60
35		Series G92-62, Class B, PO, 10/25/22	33
175		Series G93-1, Class KA, 7.900%, 01/25/23	200
68		Series G93-5, Class Z, 6.500%, 02/25/23	76
52		Series G93-14, Class J, 6.500%, 03/25/23	58
121		Series G93-17, Class SI, IF, 6.000%, 04/25/23	134
111		Series G93-27, Class FD, VAR, 1.035%, 08/25/23	113
27		Series G93-37, Class H, PO, 09/25/23	24
96		Series G95-1, Class C, 8.800%, 01/25/25	110

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association REMIC Trust,
1,742	Series 2003-W1, Class 1A1, VAR, 5.887%, 12/25/42	1,967
435	Series 2003-W1, Class 2A, VAR, 6.591%, 12/25/42	512
307	Series 2003-W4, Class 2A, VAR, 6.364%, 10/25/42	342
6,098	Series 2004-W10, Class A6, 5.750%, 08/25/34	6,866
1,366	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,600
2,562	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,002
2,967	Series 2006-W3, Class 2A, 6.000%, 09/25/46	3,343
434	Series 2007-W10, Class 2A, VAR, 6.297%, 08/25/47	491
1,170	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,298
862	Series 2007-W5, Class PO, PO, 06/25/37	790
815	Series 2007-W7, Class 1A4, HB, IF, 38.250%, 07/25/37	1,243
15,199	Series 2009-W1, Class A, 6.000%, 12/25/49	17,071
	Federal National Mortgage Association STRIPS,
2	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
2	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
24	Series 218, Class 2, IO, 7.500%, 04/25/23	6
17	Series 265, Class 2, 9.000%, 03/25/24	20
1,892	Series 300, Class 1, PO, 09/25/24	1,807
251	Series 329, Class 1, PO, 01/25/33	232
742	Series 339, Class 18, IO, 4.500%, 07/25/18	46
1,031	Series 339, Class 21, IO, 4.500%, 08/25/18	55
595	Series 339, Class 28, IO, 5.500%, 08/25/18	42
312	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	56
1,418	Series 365, Class 8, IO, 5.500%, 05/25/36	245
152	Series 368, Class 3, IO, 4.500%, 11/25/20	11
937	Series 374, Class 5, IO, 5.500%, 08/25/36	162
1,041	Series 383, Class 33, IO, 6.000%, 01/25/38	193
353	Series 393, Class 6, IO, 5.500%, 04/25/37	62
35,309	Series 411, Class F1, VAR, 0.705%, 08/25/42	35,471

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
11,835	Series 412, Class F2, VAR, 0.655%, 08/25/42	11,859
	Federal National Mortgage Association Trust,
1,540	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,772
906	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,022
6,282	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	6,902
2,584	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,948
3,222	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,678
605	Series 2003-W8, Class 3F1, VAR, 0.555%, 05/25/42	609
4,272	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	4,401
4,311	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	5,019
3,594	Series 2004-W15, Class 2AF, VAR, 0.405%, 08/25/44	3,562
1,202	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,390
1,240	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,452
26,647	Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	26,602
1,583	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,772
12,687	Series 2006-W2, Class 1AF1, VAR, 0.375%, 02/25/46	12,629
3,275	Series 2006-W2, Class 2A, VAR, 2.203%, 11/25/45	3,212
25,320	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.415%, 11/25/46	25,314
	Government National Mortgage Association,
2,487	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,845
2,176	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,438
2,265	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,546
188	Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	50
263	Series 1999-40, Class ZW, 7.500%, 11/20/29	305
475	Series 1999-41, Class Z, 8.000%, 11/16/29	561

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
224	Series 2000-9, Class Z, 8.000%, 06/20/30	268
2,645	Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,153
306	Series 2000-12, Class ST, HB, IF, 38.721%, 02/16/30	553
2,369	Series 2000-21, Class Z, 9.000%, 03/16/30	2,832
18	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	20
349	Series 2000-31, Class Z, 9.000%, 10/20/30	403
201	Series 2000-35, Class ZA, 9.000%, 11/20/30	215
29	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	6
147	Series 2001-6, Class SD, IF, IO, 8.395%, 03/16/31	42
535	Series 2001-7, Class PK, 6.500%, 03/20/31	605
1,141	Series 2001-22, Class PS, HB, IF, 20.605%, 03/17/31	1,765
240	Series 2001-35, Class SA, IF, IO, 8.095%, 08/16/31	65
197	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	52
4,036	Series 2001-53, Class PB, 6.500%, 11/20/31	4,690
1,613	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,858
264	Series 2002-3, Class SP, IF, IO, 7.235%, 01/16/32	78
437	Series 2002-7, Class PG, 6.500%, 01/20/32	494
1,050	Series 2002-24, Class AG, IF, IO, 7.795%, 04/16/32	243
94	Series 2002-24, Class SB, IF, 11.692%, 04/16/32	120
123	Series 2002-31, Class S, IF, IO, 8.545%, 01/16/31	37
2,275	Series 2002-31, Class SE, IF, IO, 7.345%, 04/16/30	496
1,018	Series 2002-40, Class UK, 6.500%, 06/20/32	1,160
35	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	44
4,018	Series 2002-45, Class QE, 6.500%, 06/20/32	4,583
1,182	Series 2002-47, Class PG, 6.500%, 07/16/32	1,354

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
428	Series 2002-47, Class PY, 6.000%, 07/20/32	481
2,026	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,313
1,359	Series 2002-52, Class GH, 6.500%, 07/20/32	1,571
593	Series 2002-70, Class PS, IF, IO, 7.544%, 08/20/32	49
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,497
1,108	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	264
459	Series 2003-12, Class SP, IF, IO, 7.544%, 02/20/33	130
169	Series 2003-24, Class PO, PO, 03/16/33	144
4,801	Series 2003-25, Class PZ, 5.500%, 04/20/33	5,323
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,300
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,180
1,249	Series 2003-46, Class TC, 6.500%, 03/20/33	1,417
800	Series 2003-52, Class AP, PO, 06/16/33	737
2,275	Series 2003-58, Class BE, 6.500%, 01/20/33	2,587
2,775	Series 2003-75, Class ZX, 6.000%, 09/16/33	3,097
124	Series 2003-90, Class PO, PO, 10/20/33	113
1,797	Series 2003-97, Class SA, IF, IO, 6.395%, 11/16/33	390
1,483	Series 2003-112, Class SA, IF, IO, 6.395%, 12/16/33	313
5,486	Series 2003-112, Class TS, IF, IO, 6.794%, 10/20/32	325
327	Series 2003-114, Class SH, IF, 14.419%, 11/17/32	422
4,215	Series 2004-11, Class SW, IF, IO, 5.344%, 02/20/34	569
453	Series 2004-15, Class SA, IF, 19.235%, 12/20/32	483
652	Series 2004-28, Class S, IF, 19.236%, 04/16/34	909
1,517	Series 2004-46, Class PO, PO, 06/20/34	1,437
5,360	Series 2004-49, Class Z, 6.000%, 06/20/34	6,022
48	Series 2004-68, Class PO, PO, 05/20/31	48
725	Series 2004-71, Class SB, HB, IF, 28.701%, 09/20/34	1,154

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
725	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	804
853	Series 2004-73, Class AE, IF, 14.535%, 08/17/34	1,083
5,088	Series 2004-73, Class JL, IF, IO, 6.395%, 09/16/34	983
291	Series 2004-83, Class AP, IF, 13.921%, 10/16/34	350
105	Series 2004-85, Class PO, PO, 01/17/33	105
347	Series 2004-87, Class SB, IF, 7.494%, 03/17/33	378
506	Series 2004-89, Class LS, HB, IF, 23.815%, 10/16/34	731
8,861	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	1,345
4,249	Series 2004-96, Class SC, IF, IO, 5.924%, 11/20/34	669
4,091	Series 2005-3, Class SB, IF, IO, 5.945%, 01/20/35	595
6,283	Series 2005-3, Class SK, IF, IO, 6.595%, 01/20/35	1,012
95	Series 2005-6, Class GS, IF, 13.189%, 12/20/32	101
1,003	Series 2005-7, Class JM, IF, 16.379%, 05/18/34	1,153
6,529	Series 2005-17, Class SL, IF, IO, 6.545%, 07/20/34	1,166
1,139	Series 2005-35, Class FL, VAR, 0.505%, 03/20/32	1,140
455	Series 2005-44, Class SP, IF, 11.889%, 10/20/34	526
663	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	120
27	Series 2005-65, Class SA, HB, IF, 22.143%, 08/20/35	37
297	Series 2005-66, Class SP, HB, IF, 20.317%, 08/16/35	427
3,160	Series 2005-68, Class DP, IF, 16.060%, 06/17/35	4,193
13,573	Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	2,007
2,351	Series 2005-69, Class SY, IF, IO, 6.595%, 11/20/33	346
2,926	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,310
665	Series 2005-82, Class PO, PO, 10/20/35	618
1,200	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	241
1,108	Series 2006-16, Class OP, PO, 03/20/36	1,047

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,170	Series 2006-20, Class QA, 5.750%, 02/20/36	1,268
1,530	Series 2006-22, Class AO, PO, 05/20/36	1,444
6,058	Series 2006-33, Class Z, 6.500%, 07/20/36	6,964
232	Series 2006-34, Class PO, PO, 07/20/36	218
278	Series 2006-38, Class SW, IF, IO, 6.344%, 06/20/36	30
6,327	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,467
2,078	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,346
2,018	Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	327
3,604	Series 2006-65, Class SA, IF, IO, 6.644%, 11/20/36	585
3,227	Series 2007-9, Class CI, IF, IO, 6.045%, 03/20/37	472
5,331	Series 2007-9, Class DI, IF, IO, 6.355%, 03/20/37	736
9,172	Series 2007-17, Class AF, VAR, 0.355%, 04/16/37	9,157
5,003	Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	800
1,941	Series 2007-17, Class JO, PO, 04/16/37	1,728
2,058	Series 2007-19, Class SD, IF, IO, 6.045%, 04/20/37	320
1,205	Series 2007-25, Class FN, VAR, 0.455%, 05/16/37	1,204
4,453	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	670
10,266	Series 2007-26, Class SW, IF, IO, 6.045%, 05/20/37	1,472
3,747	Series 2007-27, Class SD, IF, IO, 6.045%, 05/20/37	577
356	Series 2007-28, Class BO, PO, 05/20/37	331
5,292	Series 2007-35, Class PO, PO, 06/16/37	4,929
710	Series 2007-36, Class HO, PO, 06/16/37	661
3,045	Series 2007-36, Class SE, IF, IO, 6.315%, 06/16/37	493
3,546	Series 2007-36, Class SJ, IF, IO, 6.095%, 06/20/37	507
3,193	Series 2007-40, Class SD, IF, IO, 6.595%, 07/20/37	454
4,928	Series 2007-40, Class SN, IF, IO, 6.524%, 07/20/37	727
7,728	Series 2007-42, Class SC, IF, IO, 6.595%, 07/20/37	1,116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,578	Series 2007-45, Class QA, IF, IO, 6.485%, 07/20/37	650
1,327	Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	211
3,001	Series 2007-53, Class ES, IF, IO, 6.395%, 09/20/37	443
933	Series 2007-53, Class SW, IF, 19.738%, 09/20/37	1,276
4,675	Series 2007-57, Class PO, PO, 03/20/37	4,458
3,875	Series 2007-57, Class QA, IF, IO, 6.344%, 10/20/37	534
3,967	Series 2007-67, Class SI, IF, IO, 6.355%, 11/20/37	539
2,298	Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	180
3,243	Series 2007-72, Class US, IF, IO, 6.395%, 11/20/37	437
3,601	Series 2007-73, Class MI, IF, IO, 5.844%, 11/20/37	492
2,992	Series 2007-74, Class SL, IF, IO, 6.385%, 11/16/37	487
6,966	Series 2007-76, Class SB, IF, IO, 6.344%, 11/20/37	1,025
5,371	Series 2007-79, Class SY, IF, IO, 6.395%, 12/20/37	743
4,197	Series 2007-82, Class SA, IF, IO, 6.374%, 12/20/37	581
252	Series 2008-1, Class PO, PO, 01/20/38	233
397	Series 2008-7, Class SK, IF, 19.483%, 11/20/37	546
553	Series 2008-7, Class SP, IF, 13.089%, 10/20/37	675
938	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	166
954	Series 2008-20, Class PO, PO, 09/20/37	917
127	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	2
2,569	Series 2008-25, Class SB, IF, IO, 6.744%, 03/20/38	402
969	Series 2008-29, Class PO, PO, 02/17/33	934
6,171	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	804
1,664	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	379
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,931
4,900	Series 2008-36, Class SH, IF, IO, 6.145%, 04/20/38	620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
13,480	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	2,435
3,796	Series 2008-41, Class SA, IF, IO, 6.185%, 05/20/38	592
323	Series 2008-43, Class NA, 5.500%, 11/20/37	344
2,642	Series 2008-50, Class KB, 6.000%, 06/20/38	2,966
1,338	Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	187
4,901	Series 2008-60, Class CS, IF, IO, 5.995%, 07/20/38	678
792	Series 2008-60, Class PO, PO, 01/20/38	783
752	Series 2008-64, Class ED, 6.500%, 04/20/28	853
5,707	Series 2008-69, Class QD, 5.750%, 07/20/38	6,174
1,839	Series 2008-71, Class SC, IF, IO, 5.844%, 08/20/38	227
5,508	Series 2008-76, Class US, IF, IO, 5.744%, 09/20/38	754
3,384	Series 2008-79, Class CS, IF, 6.645%, 06/20/35	3,631
11,218	Series 2008-81, Class S, IF, IO, 6.045%, 09/20/38	1,649
5,543	Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	716
10,419	Series 2008-95, Class DS, IF, IO, 7.144%, 12/20/38	1,730
3,217	Series 2008-96, Class SL, IF, IO, 5.844%, 12/20/38	456
3,273	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	493
2,974	Series 2009-6, Class SH, IF, IO, 5.884%, 02/20/39	398
4,942	Series 2009-10, Class SA, IF, IO, 5.794%, 02/20/39	686
1,861	Series 2009-10, Class SL, IF, IO, 6.345%, 03/16/34	138
4,190	Series 2009-11, Class SC, IF, IO, 5.995%, 02/16/39	608
1,479	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	302
3,120	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	643
9,184	Series 2009-22, Class SA, IF, IO, 6.114%, 04/20/39	1,103
3,330	Series 2009-24, Class DS, IF, IO, 6.145%, 03/20/39	288

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,425	Series 2009-25, Class SE, IF, IO, 7.445%, 09/20/38	434
4,528	Series 2009-31, Class ST, IF, IO, 6.194%, 03/20/39	521
5,450	Series 2009-31, Class TS, IF, IO, 6.145%, 03/20/39	620
1,138	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	198
1,455	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	276
2,804	Series 2009-35, Class SN, IF, IO, 6.245%, 12/16/38	262
6,947	Series 2009-42, Class SC, IF, IO, 5.924%, 06/20/39	932
4,786	Series 2009-43, Class SA, IF, IO, 5.794%, 06/20/39	665
6,845	Series 2009-44, Class MV, 6.000%, 04/20/20	7,067
362	Series 2009-44, Class VA, 5.500%, 05/16/20	363
8,817	Series 2009-64, Class SN, IF, IO, 5.945%, 07/16/39	1,004
1,865	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	264
6,982	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	1,030
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,237
6,129	Series 2009-79, Class OK, PO, 11/16/37	5,728
10,914	Series 2009-81, Class SB, IF, IO, 5.934%, 09/20/39	1,475
4,304	Series 2009-83, Class TS, IF, IO, 5.945%, 08/20/39	524
14,064	Series 2009-102, Class SM, IF, IO, 6.245%, 06/16/39	1,382
2,551	Series 2009-104, Class AB, 7.000%, 08/16/39	2,939
9,286	Series 2009-106, Class AS, IF, IO, 6.245%, 11/16/39	1,487
30,237	Series 2009-106, Class ST, IF, IO, 5.844%, 02/20/38	4,083
4,034	Series 2009-121, Class VA, 5.500%, 11/20/20	4,340
2,567	Series 2010-14, Class AO, PO, 12/20/32	2,502
1,147	Series 2010-14, Class BO, PO, 11/20/35	1,084
3,968	Series 2010-14, Class CO, PO, 08/20/35	3,757
8,377	Series 2010-14, Class QP, 6.000%, 12/20/39	8,967

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,963	Series 2010-41, Class WA, VAR, 5.828%, 10/20/33	3,285
1,584	Series 2010-103, Class WA, VAR, 5.741%, 08/20/34	1,785
2,199	Series 2010-129, Class AW, VAR, 6.130%, 04/20/37	2,471
11,116	Series 2010-130, Class CP, 7.000%, 10/16/40	13,054
14,493	Series 2010-157, Class OP, PO, 12/20/40	11,737
24,877	Series 2010-H17, Class XQ, VAR, 5.241%, 07/20/60	27,787
1,073	Series 2011-22, Class WA, VAR, 5.967%, 02/20/37	1,198
5,949	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,627
7,741	Series 2011-75, Class SM, IF, IO, 6.445%, 05/20/41	1,418
3,802	Series 2011-97, Class WA, VAR, 6.095%, 11/20/38	4,276
5,341	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	6,064
12,348	Series 2011-163, Class WA, VAR, 5.837%, 12/20/38	13,692
6,342	Series 2012-59, Class WA, VAR, 5.584%, 08/20/38	6,925
7,231	Series 2012-141, Class WA, VAR, 4.535%, 11/16/41	7,761
5,284	Series 2012-141, Class WB, VAR, 3.972%, 09/16/42	5,535
7,267	Series 2012-141, Class WC, VAR, 3.757%, 01/20/42	7,591
78,450	Series 2012-H10, Class FA, VAR, 0.706%, 12/20/61	78,616
14,845	Series 2012-H15, Class FA, VAR, 0.606%, 05/20/62	14,859
3,507	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,541
34,298	Series 2012-H21, Class CF, VAR, 0.855%, 05/20/61	34,524
34,976	Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	35,077
38,655	Series 2012-H22, Class FD, VAR, 0.625%, 01/20/61	38,695
14,579	Series 2012-H24, Class FA, VAR, 0.606%, 03/20/60	14,591
11,134	Series 2012-H24, Class FD, VAR, 0.745%, 09/20/62	11,179
4,812	Series 2012-H24, Class FE, VAR, 0.755%, 10/20/62	4,832

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
29,265	Series 2012-H24, Class FG, VAR, 0.585%, 04/20/60	29,284
16,796	Series 2012-H26, Class JA, VAR, 0.706%, 10/20/61	16,846
25,209	Series 2012-H26, Class MA, VAR, 0.706%, 07/20/62	25,285
12,259	Series 2012-H27, Class FB, VAR, 0.651%, 10/20/62	12,282
41,083	Series 2012-H28, Class FA, VAR, 0.735%, 09/20/62	41,132
11,683	Series 2012-H30, Class JA, VAR, 0.631%, 01/20/60	11,698
20,730	Series 2012-H30, Class PA, VAR, 0.601%, 11/20/59	20,747
32,486	Series 2012-H31, Class FD, VAR, 0.496%, 12/20/62	32,267
7,506	Series 2013-26, Class AK, VAR, 4.658%, 09/20/41	8,122
3,697	Series 2013-54, Class WA, VAR, 4.709%, 11/20/42	4,006
2,743	Series 2013-75, Class WA, VAR, 5.233%, 06/20/40	3,098
3,804	Series 2013-91, Class WA, VAR, 4.519%, 04/20/43	4,089
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,086
30,369	Series 2013-H01, Class FA, 1.650%, 01/20/63	30,085
14,541	Series 2013-H01, Class JA, VAR, 0.476%, 01/20/63	14,412
13,160	Series 2013-H01, Class TA, VAR, 0.656%, 01/20/63	13,185
3,440	Series 2013-H02, Class HF, VAR, 0.451%, 11/20/62	3,435
8,111	Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	8,100
40,169	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,788
3,698	Series 2013-H04, Class SA, VAR, 0.575%, 02/20/63	3,679
4,094	Series 2013-H07, Class GA, VAR, 0.625%, 03/20/63	4,086
12,555	Series 2013-H07, Class HA, VAR, 0.565%, 03/20/63	12,494
9,824	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,759
6,298	Series 2013-H07, Class MA, VAR, 0.706%, 04/20/62	6,317
17,564	Series 2013-H08, Class FC, VAR, 0.606%, 02/20/63	17,516

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
12,449	Series 2013-H09, Class HA, 1.650%, 04/20/63	12,317
11,655	Series 2014-6, Class W, VAR, 5.474%, 01/20/39	12,842
9,301	Series 2014-41, Class W, VAR, 4.722%, 10/20/42	10,129
25,294	Series 2014-H01, Class FD, VAR, 0.805%, 01/20/64	25,470
20,925	Series 2014-H05, Class FA, VAR, 0.845%, 02/20/64	21,129
6,642	Series 2014-H06, Class HB, VAR, 0.805%, 03/20/64	6,684
17,828	Series 2014-H09, Class TA, VAR, 0.755%, 04/20/64	17,907
29,477	Series 2014-H10, Class TA, VAR, 0.755%, 04/20/64	29,602
32,008	Series 2014-H11, Class VA, VAR, 0.655%, 06/20/64	31,934
	NCUA Guaranteed Notes Trust,
21,676	Series 2010-R3, Class 1A, VAR, 0.717%, 12/08/20	21,836
4,414	Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,461
	Vendee Mortgage Trust,
6,657	Series 1993-1, Class ZB, 7.250%, 02/15/23	7,651
1,443	Series 1994-1, Class 1, VAR, 5.576%, 02/15/24	1,579
4,796	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	5,258
2,075	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,376
973	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,123
2,913	Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,435
1,940	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,257

		4,131,371

	Non-Agency CMO — 6.3%
773	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.370%, 02/02/37 (e)	762
	AJAX Mortgage Loan Trust,
21,893	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	21,679
7,929	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	7,964

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
8,500	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	8,595
	Alternative Loan Trust,
178	Series 2002-12, Class PO, PO, 11/25/32	147
291	Series 2003-6T2, Class A6, 5.500%, 06/25/33	291
11,687	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,974
93	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	93
3,743	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	794
11,627	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	1,406
10,401	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	1,397
5,058	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,839
150	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	126
37,911	Series 2005-37T1, Class A2, IF, IO, 4.895%, 09/25/35	5,319
5,810	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,367
22,938	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	2,724
72	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	74
2,114	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,984
6,808	Series 2005-J1, Class 1A4, IF, IO, 4.945%, 02/25/35	646
	American General Mortgage Loan Trust,
1,272	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,314
940	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	939
148	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	148
4,024	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,056
8,519	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	8,750
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,190
	ASG Resecuritization Trust,
2,525	Series 2009-1, Class A60, VAR, 2.056%, 06/26/37 (e)	2,492

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,534	Series 2009-2, Class A55, VAR, 4.872%, 05/24/36 (e)	1,539
4,753	Series 2009-2, Class G60, VAR, 4.872%, 05/24/36 (e)	4,822
17,040	Series 2009-3, Class A65, VAR, 2.066%, 03/26/37 (e)	17,018
4,578	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,650
1,855	Series 2009-5, Class A50, VAR, 4.152%, 02/28/37 (e)	1,872
1,789	Series 2010-1, Class A85, VAR, 0.556%, 02/27/36 (e)	1,745
6,295	Series 2010-2, Class A60, VAR, 1.841%, 01/28/37 (e)	6,199
1,457	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	1,466
6,060	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	6,242
6,355	Series 2011-1, Class 3A50, VAR, 2.563%, 11/28/35 (e)	6,233
533	Series 2011-2, Class A48S, HB, IF, 23.662%, 02/28/36 (e)	645
	Banc of America Alternative Loan Trust,
199	Series 2003-1, Class APO, PO, 02/25/33	166
4,698	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,892
2,135	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,162
1,247	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,269
4,544	Series 2003-11, Class 1A1, 6.000%, 01/25/34	4,787
3,796	Series 2003-11, Class 2A1, 6.000%, 01/25/34	3,955
520	Series 2003-11, Class PO, PO, 01/25/34	437
1,327	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,412
790	Series 2004-1, Class 5A1, 5.500%, 02/25/19	811
194	Series 2004-6, Class 15PO, PO, 07/25/19	183
1,490	Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,555
867	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	820
2,592	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	620
23,182	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	23,003

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Banc of America Funding Trust,
590	Series 2004-1, Class PO, PO, 03/25/34	470
794	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	857
1,182	Series 2004-C, Class 1A1, VAR, 5.045%, 12/20/34	1,173
820	Series 2005-6, Class 2A7, 5.500%, 10/25/35	821
678	Series 2005-7, Class 30PO, PO, 11/25/35	509
292	Series 2005-8, Class 30PO, PO, 01/25/36	224
1,870	Series 2005-E, Class 4A1, VAR, 2.683%, 03/20/35	1,874
666	Series 2006-1, Class XPO, PO, 01/25/36	492
5,547	Series 2010-R11A, Class 1A6, VAR, 5.564%, 08/26/35 (e)	5,658
1,500	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,531
	Banc of America Mortgage Trust,
2,847	Series 2003-3, Class 1A7, 5.500%, 05/25/33	3,000
1,072	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	1,036
416	Series 2003-5, Class 3A1, 7.500%, 02/25/31	429
331	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	327
56	Series 2003-7, Class A2, 4.750%, 09/25/18	58
248	Series 2003-8, Class APO, PO, 11/25/33	199
416	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	425
2,121	Series 2003-E, Class 2A2, VAR, 2.691%, 06/25/33	2,144
71	Series 2004-1, Class APO, PO, 02/25/34	63
1,149	Series 2004-3, Class 15IO, IO, VAR, 0.045%, 04/25/19	5
3,900	Series 2004-3, Class 1A26, 5.500%, 04/25/34	4,003
79	Series 2004-4, Class APO, PO, 05/25/34	69
967	Series 2004-5, Class 2A2, 5.500%, 06/25/34	986
343	Series 2004-5, Class 4A1, 4.750%, 06/25/19	347
6,955	Series 2004-6, Class 1A3, 5.500%, 05/25/34	7,311
211	Series 2004-6, Class 2A7, 5.500%, 07/25/34	211
440	Series 2004-6, Class APO, PO, 07/25/34	396

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
41	Series 2004-8, Class 5PO, PO, 05/25/32	36
188	Series 2004-8, Class XPO, PO, 10/25/34	168
617	Series 2004-9, Class 3A1, 6.500%, 09/25/32	648
19	Series 2004-9, Class 3PO, PO, 09/25/32	16
1,552	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	1,554
1,294	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,333
	BCAP LLC Trust,
2,146	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	2,187
5,038	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	5,221
6,199	Series 2009-RR14, Class 3A2, VAR, 2.389%, 08/26/35 (e)	6,190
177	Series 2009-RR14, Class 4A1, VAR, 2.528%, 03/26/36 (e)	176
3,513	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	3,623
1,299	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,312
4,064	Series 2010-RR12, Class 4A5, VAR, 2.556%, 10/26/36 (e)	4,053
586	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	594
5,509	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	5,621
2,735	Series 2010-RR6, Class 22A3, VAR, 4.370%, 06/26/36 (e)	2,784
3,066	Series 2010-RR7, Class 16A1, VAR, 0.818%, 02/26/47 (e)	3,039
2,482	Series 2010-RR7, Class 1A5, VAR, 4.924%, 04/26/35 (e)	2,467
16,289	Series 2010-RR7, Class 2A1, VAR, 2.073%, 07/26/45 (e)	16,373
1,790	Series 2010-RR8, Class 3A3, VAR, 5.067%, 05/26/35 (e)	1,811
8,968	Series 2010-RR8, Class 3A4, VAR, 5.067%, 05/26/35 (e)	8,478
2,345	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	2,354
3,107	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	3,149
13,269	Series 2011-RR10, Class 2A1, VAR, 1.007%, 09/26/37 (e)	12,168
389	Series 2011-RR2, Class 3A3, VAR, 2.685%, 11/21/35 (e)	389

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
11,335	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	11,510
9,359	Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	9,191
2,026	Series 2011-RR5, Class 14A3, VAR, 2.501%, 07/26/36 (e)	2,018
5,409	Series 2012-RR1, Class 5A1, VAR, 4.226%, 07/26/37 (e)	5,719
5,697	Series 2012-RR10, Class 1A1, VAR, 0.385%, 02/26/37 (e)	5,486
15,792	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	14,958
8,390	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	8,186
15,570	Series 2012-RR3, Class 2A5, VAR, 2.079%, 05/26/37 (e)	15,599
8,538	Series 2012-RR4, Class 8A3, VAR, 0.385%, 06/26/47 (e)	8,107
3,831	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.655%, 03/25/35	3,724
	Bear Stearns ARM Trust,
2,480	Series 2003-2, Class A5, VAR, 2.495%, 01/25/33 (e)	2,497
226	Series 2003-7, Class 3A, VAR, 2.423%, 10/25/33	228
1,627	Series 2004-2, Class 14A, VAR, 3.035%, 05/25/34	1,632
7,522	Series 2005-5, Class A1, VAR, 2.180%, 08/25/35	7,624
6,689	Series 2006-1, Class A1, VAR, 2.369%, 02/25/36	6,733
	CAM Mortgage Trust,
4,000	Series 2013-1, Class M2, VAR, 0.000%, 11/25/57 (e) (i)	3,992
907	Series 2014-1, Class A, SUB, 3.352%, 12/15/53 (e)	907
2,250	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,306
14,799	Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	14,799
2,216	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	2,229
325	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	292
160	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Chase Mortgage Finance Trust,
1,386	Series 2007-A1, Class 1A3, VAR, 2.570%, 02/25/37	1,376
2,757	Series 2007-A1, Class 2A1, VAR, 2.473%, 02/25/37	2,768
407	Series 2007-A1, Class 7A1, VAR, 2.445%, 02/25/37	409
1,369	Series 2007-A1, Class 9A1, VAR, 2.522%, 02/25/37	1,365
1,061	Series 2007-A2, Class 1A1, VAR, 2.593%, 07/25/37	1,062
1,646	Series 2007-A2, Class 2A1, VAR, 2.571%, 07/25/37	1,670
	CHL Mortgage Pass-Through Trust,
190	Series 2002-18, Class PO, PO, 11/25/32	162
587	Series 2003-29, Class A1, 5.500%, 08/25/33	617
3,735	Series 2003-39, Class A6, 5.000%, 10/25/33	3,900
3,373	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	3,533
44	Series 2003-J13, Class PO, PO, 01/25/34	40
345	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	360
777	Series 2004-3, Class A26, 5.500%, 04/25/34	817
527	Series 2004-3, Class A4, 5.750%, 04/25/34	550
3,536	Series 2004-5, Class 1A4, 5.500%, 06/25/34	3,804
225	Series 2004-7, Class 2A1, VAR, 2.469%, 06/25/34	222
1,687	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,742
399	Series 2004-HYB1, Class 2A, VAR, 2.557%, 05/20/34	382
1,597	Series 2004-HYB3, Class 2A, VAR, 2.329%, 06/20/34	1,536
1,043	Series 2004-HYB6, Class A3, VAR, 2.479%, 11/20/34	1,006
181	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	186
545	Series 2005-14, Class A2, 5.500%, 07/25/35	561
315	Series 2005-16, Class A23, 5.500%, 09/25/35	294
4,114	Series 2005-22, Class 2A1, VAR, 2.554%, 11/25/35	3,507

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citicorp Mortgage Securities Trust,
308	Series 2006-1, Class 2A1, 5.000%, 02/25/21	320
1,605	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,642
	Citigroup Mortgage Loan Trust,
11,275	Series 2008-AR4, Class 1A1A, VAR, 2.734%, 11/25/38 (e)	11,325
2,656	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	2,760
2,208	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,335
6,822	Series 2009-10, Class 1A1, VAR, 2.408%, 09/25/33 (e)	6,911
5,066	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	5,285
5,516	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	5,738
1,446	Series 2010-3, Class 4A1, VAR, 2.380%, 02/25/36 (e)	1,447
1,968	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	1,977
27,625	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	28,450
28,007	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	28,806
3,164	Series 2010-10, Class 2A1, VAR, 2.492%, 02/25/36 (e)	3,200
	Citigroup Mortgage Loan Trust, Inc.,
1,090	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,112
191	Series 2003-1, Class 2A6, PO, 10/25/33	163
135	Series 2003-1, Class PO2, PO, 10/25/33	122
148	Series 2003-1, Class PO3, PO, 09/25/33	132
1	Series 2003-1, Class WPO1, PO, 06/25/16	—	(h)
257	Series 2003-UP3, Class A3, 7.000%, 09/25/33	266
317	Series 2003-UST1, Class A1, 5.500%, 12/25/18	325
53	Series 2003-UST1, Class PO1, PO, 12/25/18	50
58	Series 2003-UST1, Class PO3, PO, 12/25/18	58
663	Series 2004-UST1, Class A6, VAR, 2.616%, 08/25/34	646
439	Series 2005-1, Class 2A1A, VAR, 2.674%, 04/25/35	338
2,259	Series 2005-2, Class 2A11, 5.500%, 05/25/35	2,362

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,244	Series 2005-5, Class 1A2, VAR, 2.832%, 08/25/35	920
11,241	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	10,909
	Credit Suisse First Boston Mortgage Securities Corp.,
29	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	29
1,404	Series 2003-1, Class DB1, VAR, 6.685%, 02/25/33	1,422
1,944	Series 2003-21, Class 1A4, 5.250%, 09/25/33	2,010
1,289	Series 2003-23, Class 1P, PO, 10/25/33	1,115
538	Series 2003-23, Class 2A5, 5.000%, 10/25/18	543
143	Series 2003-25, Class 2A1, 4.500%, 10/25/18	146
2,750	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,816
978	Series 2003-27, Class 5A4, 5.250%, 11/25/33	999
670	Series 2003-AR15, Class 3A1, VAR, 2.733%, 06/25/33	671
1,697	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,854
1,144	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,174
27	Series 2004-5, Class 5P, PO, 08/25/19	26
2,809	Series 2004-8, Class 1A4, 5.500%, 12/25/34	3,040
366	Series 2005-9, Class AP, PO, 10/25/35	235
4,510	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	812
265	Series 2005-10, Class AP, PO, 11/25/35	166
3,784	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	3,928
	CSMC,
1,224	Series 2010-1R, Class 5A1, VAR, 4.955%, 01/27/36 (e)	1,248
59,010	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	56,524
3,569	Series 2010-17R, Class 1A1, VAR, 2.322%, 06/26/36 (e)	3,641
3,893	Series 2011-1R, Class A1, VAR, 1.155%, 02/27/47 (e)	3,891
3,393	Series 2011-6R, Class 3A1, VAR, 2.616%, 07/28/36 (e)	3,410

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
13,879	Series 2011-9R, Class A1, VAR, 2.155%, 03/27/46 (e)	13,931
10,662	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	10,772
4,013	Series 2012-2R, Class 2A1, VAR, 1.856%, 03/27/47 (e)	3,963
9,622	Series 2012-3R, Class 1A1, VAR, 2.357%, 07/27/37 (e)	9,583
	CSMC Trust,
6,726	Series 2010-16, Class A3, VAR, 3.519%, 06/25/50 (e)	6,859
2,823	Series 2010-16, Class A4, VAR, 3.519%, 06/25/50 (e)	2,905
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
1,156	Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	1,195
1,335	Series 2005-3, Class 1A1, VAR, 5.347%, 06/25/20	1,347
376	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.282%, 04/26/37 (e)	374
52	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	50
3,119	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	3,149
	First Boston Mortgage Securities Corp. 1987 STRIPS,
10	Series C, Class IO, IO, 10.965%, 04/25/17	1
5	Series C, Class PO, PO, 04/25/17	5
	First Horizon Alternative Mortgage Securities Trust,
2,181	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,932
16,011	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	3,184
	First Horizon Mortgage Pass-Through Trust,
1,142	Series 2004-AR2, Class 2A1, VAR, 2.628%, 05/25/34	1,142
521	Series 2004-AR7, Class 2A2, VAR, 2.552%, 02/25/35	523
3,812	Series 2005-AR1, Class 2A2, VAR, 2.575%, 04/25/35	3,829
1,845	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	1,853
	GMACM Mortgage Loan Trust,
6,073	Series 2003-AR1, Class A4, VAR, 2.911%, 10/19/33	6,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
4,724	Series 2003-AR2, Class 2A4, VAR, 2.853%, 12/19/33	4,774
349	Series 2003-J7, Class A10, 5.500%, 11/25/33	365
4,059	Series 2003-J7, Class A7, 5.000%, 11/25/33	4,190
219	Series 2003-J8, Class A, 5.250%, 12/25/33	231
2,783	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,925
1,094	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,128
3,710	Series 2005-AR3, Class 3A4, VAR, 2.800%, 06/19/35	3,682
	GSMPS Mortgage Loan Trust,
853	Series 2004-4, Class 1AF, VAR, 0.555%, 06/25/34 (e)	741
1,562	Series 2005-RP2, Class 1AF, VAR, 0.505%, 03/25/35 (e)	1,366
9,471	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	8,095
6,981	Series 2005-RP3, Class 1AS, IO, VAR, 4.823%, 09/25/35 (e)	962
	GSR Mortgage Loan Trust,
661	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	689
315	Series 2003-6F, Class A2, VAR, 0.555%, 09/25/32	296
2,494	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,669
1,355	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,455
1,072	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,059
25	Series 2004-15F, Class AP, PO, 12/25/34	23
835	Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	807
4,090	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,240
277	Series 2005-AR6, Class 3A1, VAR, 2.630%, 09/25/35	280
2,277	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	2,124
7,507	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,877
6,714	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	6,721
13,617	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	13,333

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,216	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.455%, 05/25/35	2,213
	Impac Secured Assets CMN Owner Trust,
1,276	Series 2003-2, Class A1, 5.500%, 08/25/33	1,334
72	Series 2004-3, Class 1A4, VAR, 0.955%, 11/25/34	72
	Impac Secured Assets Trust,
5,832	Series 2006-1, Class 2A1, VAR, 0.505%, 05/25/36	5,786
9,720	Series 2006-2, Class 2A1, VAR, 0.505%, 08/25/36	9,585
17,578	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	6
4,303	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	4,450
	JP Morgan Mortgage Trust,
846	Series 2004-A3, Class 4A1, VAR, 2.506%, 07/25/34	872
1,400	Series 2004-A4, Class 1A1, VAR, 2.558%, 09/25/34	1,447
703	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	732
2,799	Series 2005-A1, Class 3A4, VAR, 2.639%, 02/25/35	2,834
18,918	Series 2006-A2, Class 4A1, VAR, 2.495%, 08/25/34	18,901
11,218	Series 2006-A2, Class 5A3, VAR, 2.518%, 11/25/33	11,202
2,501	Series 2006-A3, Class 6A1, VAR, 3.128%, 08/25/34	2,530
1,945	Series 2007-A1, Class 5A1, VAR, 2.621%, 07/25/35	1,946
778	Series 2007-A1, Class 5A2, VAR, 2.621%, 07/25/35	792
	JP Morgan Resecuritization Trust,
2,478	Series 2009-6, Class 4A1, VAR, 2.528%, 09/26/36 (e)	2,497
2,237	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	2,233
	Lehman Mortgage Trust,
1,137	Series 2006-2, Class 1A1, VAR, 6.127%, 04/25/36	1,078
1,067	Series 2007-6, Class 1A8, 6.000%, 07/25/37	968
5,642	Series 2008-2, Class 1A6, 6.000%, 03/25/38	5,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	LVII Resecuritization Trust,
11,261	Series 2009-2, Class M3, VAR, 5.216%, 09/27/37 (e)	11,414
7,174	Series 2009-3, Class M3, VAR, 5.180%, 11/27/37 (e)	7,253
8,968	Series 2009-3, Class M4, VAR, 5.180%, 11/27/37 (e)	9,548
	MASTR Adjustable Rate Mortgages Trust,
1,093	Series 2004-3, Class 4A2, VAR, 2.327%, 04/25/34	1,029
4,881	Series 2004-13, Class 2A1, VAR, 2.642%, 04/21/34	4,940
580	Series 2004-15, Class 3A1, VAR, 2.893%, 12/25/34	584
	MASTR Alternative Loan Trust,
1,813	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,816
326	Series 2003-9, Class 8A1, 6.000%, 01/25/34	327
1,015	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,074
3,126	Series 2004-3, Class 3A1, 6.000%, 04/25/34	3,314
625	Series 2004-6, Class 30PO, PO, 07/25/34	488
358	Series 2004-6, Class 7A1, 6.000%, 07/25/34	364
530	Series 2004-7, Class 30PO, PO, 08/25/34	423
1,227	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,272
339	Series 2004-10, Class 1A1, 4.500%, 09/25/19	345
1,279	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,255
	MASTR Asset Securitization Trust,
154	Series 2003-2, Class 1A1, 5.000%, 03/25/18	155
93	Series 2003-2, Class 2A1, 4.500%, 03/25/18	93
295	Series 2003-2, Class 2A10, 4.500%, 03/25/18	295
124	Series 2003-8, Class 1A1, 5.500%, 09/25/33	127
199	Series 2003-9, Class 15PO, PO, 10/25/18	196
236	Series 2003-9, Class 2A7, 5.500%, 10/25/33	236
110	Series 2003-11, Class 3A1, 4.500%, 12/25/18	113
154	Series 2003-12, Class 30PO, PO, 12/25/33	139

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
389	Series 2003-12, Class 6A1, 5.000%, 12/25/33	404
114	Series 2004-1, Class 30PO, PO, 02/25/34	99
2,421	Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,525
25	Series 2004-4, Class 3A1, 4.500%, 04/25/19	26
125	Series 2004-6, Class 15PO, PO, 07/25/19	121
329	Series 2004-8, Class 1A1, 4.750%, 08/25/19	338
69	Series 2004-8, Class PO, PO, 08/25/19	63
462	Series 2004-9, Class 5A1, 5.250%, 09/25/19	477
1,548	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,669
	MASTR Reperforming Loan Trust,
12,766	Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	10,530
1,524	Series 2006-2, Class 1A1, VAR, 4.779%, 05/25/36 (e)	1,443
1,739	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,391
	Merrill Lynch Mortgage Investors Trust,
1,134	Series 2003-A5, Class 2A6, VAR, 2.298%, 08/25/33	1,153
2,569	Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	2,546
2,804	Series 2003-F, Class A1, VAR, 0.795%, 10/25/28	2,798
2,325	Series 2004-1, Class 2A1, VAR, 2.147%, 12/25/34	2,279
1,055	Series 2004-A, Class A1, VAR, 0.615%, 04/25/29	1,016
1,991	Series 2004-A4, Class A2, VAR, 2.462%, 08/25/34	2,051
2,313	Series 2004-C, Class A2, VAR, 0.925%, 07/25/29	2,192
4,046	Series 2005-A2, Class A1, VAR, 2.469%, 02/25/35	3,985
3,790	Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.281%, 06/25/37	3,735
33	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	35
	Morgan Stanley Mortgage Loan Trust,
4,427	Series 2004-3, Class 4A, VAR, 5.692%, 04/25/34	4,673
1,192	Series 2004-9, Class 4A, VAR, 5.073%, 10/25/19	1,197

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,340.250%, 04/20/21	2
1,612		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	1,580
		MRFC Mortgage Pass-Through Trust,
4,666		Series 2000-TBC2, Class A1, VAR, 0.635%, 06/15/30	4,567
1,032		Series 2000-TBC3, Class A1, VAR, 0.595%, 12/15/30	980
890		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	907
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
514		Series 2003-A1, Class A1, 5.500%, 05/25/33	530
237		Series 2003-A1, Class A2, 6.000%, 05/25/33	245
97		Series 2003-A1, Class A5, 7.000%, 04/25/33	101
8		Series 2003-A1, Class A7, 5.000%, 04/25/18	8
1,572		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.556%, 03/26/36 (e)	1,573
		PaineWebber CMO Trust,
1		Series H, Class 4, 8.750%, 04/01/18	1
9		Series P, Class 4, 8.500%, 08/01/19	10
1,932		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	2,032
879		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.495%, 05/25/35	894
		RALI Trust,
360		Series 2001-QS19, Class A2, 6.000%, 12/25/16	364
202		Series 2002-QS16, Class A3, IF, 16.299%, 10/25/17	210
810		Series 2002-QS8, Class A5, 6.250%, 06/25/17	822
2,348		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,443
1,486		Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,503
149		Series 2003-QS1, Class A6, 4.250%, 01/25/33	149
749		Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	79

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
228	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	16
8,377	Series 2003-QS13, Class A2, 4.000%, 07/25/33	7,901
1,679	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,708
8,200	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,375
538	Series 2003-QS18, Class A1, 5.000%, 09/25/18	550
6,451	Series 2003-QS19, Class A1, 5.750%, 10/25/33	6,797
439	Series 2003-QS3, Class A2, IF, 16.159%, 02/25/18	495
180	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	5
1,160	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	123
10,839	Series 2004-QS7, Class A4, 5.500%, 05/25/34	11,102
2,416	Series 2005-QA6, Class A32, VAR, 3.482%, 05/25/35	2,039
321	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	273
	RBSSP Resecuritization Trust,
4,761	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	5,136
1,583	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,681
25	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	24
2,553	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	2,614
6,641	Series 2009-12, Class 1A1, VAR, 5.860%, 11/25/33 (e)	7,013
3,099	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	3,238
10,252	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	10,415
433	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	435
9,178	Series 2012-3, Class 3A1, VAR, 0.305%, 09/26/36 (e)	8,702
140	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	122
	Residential Asset Securitization Trust,
444	Series 2003-A13, Class A3, 5.500%, 01/25/34	458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
38	Series 2003-A14, Class A1, 4.750%, 02/25/19	39
731	Series 2003-A8, Class A5, 4.250%, 10/25/18	745
13,159	Series 2005-A2, Class A4, IF, IO, 4.895%, 03/25/35	1,848
1,295	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,196
	RFMSI Trust,
619	Series 2003-S13, Class A3, 5.500%, 06/25/33	621
131	Series 2003-S14, Class A4, PO, 07/25/18	129
365	Series 2003-S16, Class A3, 5.000%, 09/25/18	369
613	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	641
230	Series 2004-S6, Class 2A6, PO, 06/25/34	197
389	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	400
1,337	Series 2005-SA4, Class 1A1, VAR, 2.669%, 09/25/35	1,124
26	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	23
7,407	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	7,419
	Salomon Brothers Mortgage Securities VII, Inc.,
3,333	Series 2003-HYB1, Class A, VAR, 2.612%, 09/25/33	3,400
74	Series 2003-UP2, Class PO1, PO, 12/25/18	65
	Sequoia Mortgage Trust,
2,198	Series 2004-8, Class A1, VAR, 0.855%, 09/20/34	2,110
3,282	Series 2004-8, Class A2, VAR, 1.068%, 09/20/34	3,188
1,012	Series 2004-10, Class A1A, VAR, 0.465%, 11/20/34	1,010
3,464	Series 2004-11, Class A1, VAR, 0.455%, 12/20/34	3,312
3,146	Series 2004-12, Class A3, VAR, 0.649%, 01/20/35	2,880
	Springleaf Mortgage Loan Trust,
7,337	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	7,629
12,757	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	13,364
4,002	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	4,070

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
16,277	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	17,351
16,667	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	16,911
15,021	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	15,708
20,788	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	20,777
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,656
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,150
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,414
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,979
15,503	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	15,449
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,538
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,061
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,021
16,842	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	16,813
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,971
637	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	635
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,049
20,000	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.377%, 02/25/15	20,000
1,254	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.371%, 06/25/34	1,248
	Structured Asset Mortgage Investments II Trust,
2,734	Series 2004-AR5, Class 1A1, VAR, 0.486%, 10/19/34	2,601
10,744	Series 2005-AR5, Class A3, VAR, 0.405%, 07/19/35	10,408
	Structured Asset Securities Corp.,
3,658	Series 2003-37A, Class 2A, VAR, 3.614%, 12/25/33	3,680
3,233	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	3,447
1,230	Series 2005-RF3, Class 1A, VAR, 0.505%, 06/25/35 (e)	995

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
307	Series 2002-17, Class B1, VAR, 6.062%, 09/25/32	306
993	Series 2003-16, Class A3, VAR, 0.655%, 06/25/33	962
989	Series 2003-29, Class 1A1, 4.750%, 09/25/18	1,009
427	Series 2003-30, Class 1A1, 5.500%, 10/25/33	449
403	Series 2003-32, Class 1A1, VAR, 5.453%, 11/25/33	417
3,805	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	3,889
1,116	Series 2003-34A, Class 3A3, VAR, 2.478%, 11/25/33	1,108
8,108	Series 2004-5H, Class A4, 5.540%, 12/25/33	8,338
848	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	858
	Thornburg Mortgage Securities Trust,
1,673	Series 2003-4, Class A1, VAR, 0.795%, 09/25/43	1,643
714	Series 2004-4, Class 3A, VAR, 2.000%, 12/25/44	717
	WaMu Mortgage Pass-Through Certificates Trust,
5,750	Series 2003-AR11, Class A6, VAR, 2.426%, 10/25/33	5,844
1,971	Series 2003-AR7, Class A7, VAR, 2.300%, 08/25/33	1,995
10,309	Series 2003-AR9, Class 1A6, VAR, 2.408%, 09/25/33	10,674
2,048	Series 2003-AR9, Class 2A, VAR, 2.442%, 09/25/33	2,078
1,879	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,946
166	Series 2003-S10, Class A2, 5.000%, 10/25/18	171
488	Series 2003-S13, Class 23A1, VAR, 0.705%, 12/25/18	474
584	Series 2003-S4, Class 2A10, IF, 17.036%, 06/25/33	668
914	Series 2003-S8, Class A5, 4.500%, 09/25/18	925
301	Series 2003-S8, Class A6, 4.500%, 09/25/18	304
8,150	Series 2003-S9, Class A8, 5.250%, 10/25/33	8,378

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
195	Series 2003-S9, Class P, PO, 10/25/33	151
2,818	Series 2004-AR3, Class A1, VAR, 2.377%, 06/25/34	2,877
3,621	Series 2004-AR3, Class A2, VAR, 2.377%, 06/25/34	3,696
1,079	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,104
1,255	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,295
1,129	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,158
7,076	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	7,419
1,905	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	2,004
268	Series 2006-AR10, Class 2P, VAR, 2.297%, 09/25/36	238
1,226	Series 2006-AR8, Class 1A2, VAR, 2.237%, 08/25/46	1,072
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
2,899	Series 2005-1, Class 1A1, 5.500%, 03/25/35	2,931
254	Series 2005-1, Class CP, PO, 03/25/35	176
14,959	Series 2005-2, Class 1A4, IF, IO, 4.895%, 04/25/35	2,137
3,374	Series 2005-2, Class 2A3, IF, IO, 4.845%, 04/25/35	433
5,031	Series 2005-4, Class CB7, 5.500%, 06/25/35	4,698
4,882	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,034
1,046	Series 2005-6, Class 2A4, 5.500%, 08/25/35	969
446	Series 2006-1, Class 3A2, 5.750%, 02/25/36	408
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
161	Series 2003-MS5, Class 1A4, VAR, 0.655%, 03/25/18	159
31	Series 2003-MS7, Class P, PO, 03/25/33	23
	Wells Fargo Alternative Loan Trust,
176	Series 2003-1, Class APO, PO, 09/25/33	151
611	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	553
6,651	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	6,688

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Wells Fargo Mortgage-Backed Securities Trust,
4,086	Series 2003-K, Class 1A1, VAR, 2.491%, 11/25/33	4,160
157	Series 2003-K, Class 1A2, VAR, 2.491%, 11/25/33	160
640	Series 2003-L, Class 2A1, VAR, 2.546%, 11/25/33	631
897	Series 2004-4, Class A9, 5.500%, 05/25/34	924
1,274	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	1,288
3,548	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	3,618
2,414	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	2,470
3,633	Series 2004-EE, Class 3A1, VAR, 2.533%, 12/25/34	3,687
1,186	Series 2004-EE, Class 3A2, VAR, 2.533%, 12/25/34	1,209
4,922	Series 2004-I, Class 1A1, VAR, 2.618%, 07/25/34	4,983
15,450	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	15,789
2,470	Series 2004-V, Class 1A1, VAR, 2.608%, 10/25/34	2,503
3,168	Series 2004-V, Class 1A2, VAR, 2.608%, 10/25/34	3,227
1,694	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,794
386	Series 2005-14, Class 2APO, PO, 12/25/35	308
28,428	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	28,898
3,240	Series 2005-AR8, Class 2A1, VAR, 2.600%, 06/25/35	3,263
801	Series 2007-7, Class A7, 6.000%, 06/25/37	793
3,218	Series 2007-9, Class 1A8, 5.500%, 07/25/37	3,255
4,405	Series 2007-11, Class A14, 6.000%, 08/25/37	4,393

		1,539,527

	Total Collateralized Mortgage Obligations (Cost $5,488,680)	5,670,898

Commercial Mortgage-Backed Securities — 3.9%
	A10 Securitization LLC,
7,203	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	7,221
7,899	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	7,924

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	A10 Term Asset Financing LLC,
23,317	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	23,291
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,002
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,504
9,639	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	9,647
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,121
	ACRE Commercial Mortgage Trust, (Cayman Islands),
2,982	Series 2014-FL2, Class B, VAR, 2.200%, 08/15/31 (e)	2,982
2,982	Series 2014-FL2, Class C, VAR, 2.650%, 08/15/31 (e)	2,981
7,026	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	6,986
	Banc of America Commercial Mortgage Trust,
2,560	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,678
15,474	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	16,541
9,974	Series 2006-4, Class A4, 5.634%, 07/10/46	10,581
8,430	Series 2006-5, Class A4, 5.414%, 09/10/47	8,982
202,633	Series 2006-5, Class XC, IO, VAR, 0.825%, 09/10/47 (e)	1,996
8,719	Series 2007-5, Class A4, 5.492%, 02/10/51	9,419
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4,484	Series 2005-1, Class AJ, VAR, 5.466%, 11/10/42	4,563
4,484	Series 2005-3, Class A4, 4.668%, 07/10/43	4,579
9,528	Series 2005-3, Class AM, 4.727%, 07/10/43	9,733
2,146	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,209
461,296	Series 2005-5, Class XC, IO, VAR, 0.207%, 10/10/45 (e)	507
	Banc of America Re-REMIC Trust,
8,087	Series 2009-UB1, Class A4A, VAR, 5.673%, 06/24/50 (e)	8,719
7,700	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	7,394

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	23,761
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	24,930
	Bear Stearns Commercial Mortgage Securities Trust,
331	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	331
7,677	Series 2006-PW11, Class A4, VAR, 5.600%, 03/11/39	8,057
202,184	Series 2006-PW14, Class X1, IO, VAR, 0.832%, 12/11/38 (e)	2,720
2,324	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,505
582,472	Series 2007-T26, Class X1, IO, VAR, 0.298%, 01/12/45 (e)	2,743
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.399%, 07/15/44	5,581
203,183	Series 2007-CD4, Class XC, IO, VAR, 0.556%, 12/11/49 (e)	1,552
119,419	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.695%, 10/15/48 (e)	1,481
5,600	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.955%, 02/15/31 (e)	5,603
	Citigroup Commercial Mortgage Trust,
6,457	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	6,590
3,773	Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,823
	COBALT CMBS Commercial Mortgage Trust,
4,908	Series 2006-C1, Class A4, 5.223%, 08/15/48	5,230
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,159
139,569	Series 2006-C1, Class IO, IO, VAR, 0.978%, 08/15/48	2,248
	COMM Mortgage Trust,
5,650	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	5,734
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,194
29,604	Series 2012-CR2, Class XA, IO, VAR, 2.081%, 08/15/45	3,086
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,877
6,150	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
31,243	Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	31,286
10,196	Series 2014-TWC, Class A, VAR, 1.006%, 02/13/32 (e)	10,200
2,850	Series 2014-TWC, Class B, VAR, 1.756%, 02/13/32 (e)	2,849
414	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.301%, 01/17/32	414
	Commercial Mortgage Pass-Through Certificates,
4,575	Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	4,597
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,285
	Commercial Mortgage Trust,
3,139	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,168
2,690	Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	2,889
26,197	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.019%, 06/15/40 (e)	3,641
	Credit Suisse Commercial Mortgage Trust,
6,412	Series 2006-C2, Class A3, VAR, 5.857%, 03/15/39	6,753
204,814	Series 2007-C2, Class AX, IO, VAR, 0.220%, 01/15/49 (e)	557
1,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,562
16,145	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	16,167
5,526	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	5,515
38,635	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.599%, 07/10/44 (e)	1,925
11,914	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	12,311
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
20,914	Series K038, Class A2, 3.389%, 03/25/24	21,877
29,000	Series KSMC, Class A2, 2.615%, 01/25/23	28,820
	GE Capital Commercial Mortgage Corp.,
10,313	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	10,429
9,685	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	9,797
11,432	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	11,846

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,991	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	12,129
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	3,911
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,423
	GS Mortgage Securities Trust,
6,547	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	6,840
119,654	Series 2006-GG8, Class X, IO, VAR, 0.779%, 11/10/39 (e)	1,169
1,600	Series 2011-GC5, Class D, VAR, 5.474%, 08/10/44 (e)	1,674
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,299
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,619	Series 2005-CB11, Class AJ, VAR, 5.568%, 08/12/37	4,722
465,871	Series 2005-CB11, Class X1, IO, VAR, 0.247%, 08/12/37 (e)	318
496,852	Series 2005-LDP5, Class X1, IO, VAR, 0.131%, 12/15/44 (e)	559
1,542	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,646
306,840	Series 2006-CB15, Class X1, IO, VAR, 0.410%, 06/12/43	1,391
1,915	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,039
1,389	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,482
2,103	Series 2006-LDP9, Class A3SF, VAR, 0.310%, 05/15/47	2,098
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,604
1,345	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,468
261,765	Series 2007-LD12, Class X, IO, VAR, 0.192%, 02/15/51	661
79,137	KGS-Alpha Capital Markets LP, Series 2014-1, IO, 1.383%, 10/25/32	4,022
71,886	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.636%, 05/25/39 (e)	1,752
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,194
	LB-UBS Commercial Mortgage Trust,
4,484	Series 2006-C1, Class A4, 5.156%, 02/15/31	4,663

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,274	Series 2006-C4, Class A4, VAR, 6.029%, 06/15/38	1,364
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,614
5,435	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,918
113,870	Series 2007-C2, Class XW, IO, VAR, 0.739%, 02/15/40	1,514
	Merrill Lynch Mortgage Trust,
2,030	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,118
2,982	Series 2005-LC1, Class AJ, VAR, 5.547%, 01/12/44	3,118
1,973	Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	2,091
	ML-CFC Commercial Mortgage Trust,
4,275	Series 2006-1, Class A4, VAR, 5.651%, 02/12/39	4,492
355,774	Series 2006-4, Class XC, IO, VAR, 0.274%, 12/12/49 (e)	4,008
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	6,109
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,851
	Morgan Stanley Capital I Trust,
177,172	Series 2006-IQ12, Class X1, IO, VAR, 0.679%, 12/15/43 (e)	1,692
312,120	Series 2007-HQ11, Class X, IO, VAR, 0.392%, 02/12/44 (e)	1,305
92,373	Series 2007-HQ13, Class X1, IO, VAR, 0.549%, 12/15/44 (e)	935
287,204	Series 2007-IQ13, Class X, IO, VAR, 0.597%, 03/15/44 (e)	2,553
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,857
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,381
	Morgan Stanley Re-REMIC Trust,
2,948	Series 2009-IO, Class B, PO, 07/17/56 (e)	2,933
15,418	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	15,461
35,488	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	35,666
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,882
333	Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

55,297	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	56,254
	NorthStar, (Cayman Islands),
14,985	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	14,999
6,359	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	6,422
13,593	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	13,606
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,356
11,195	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	11,534
6,002	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.560%, 08/15/39	6,051
17,230	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.477%, 05/10/45 (e)	2,139
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,677
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,651
66,526	Series 2012-C2, Class XA, IO, VAR, 1.929%, 05/10/63 (e)	5,587
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,379
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,029
24,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	26,142
	Wachovia Bank Commercial Mortgage Trust,
1,481	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,482
6,872	Series 2005-C22, Class A4, VAR, 5.455%, 12/15/44	7,136
774,559	Series 2006-C24, Class XC, IO, VAR, 0.274%, 03/15/45 (e)	1,529
13,452	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	13,465
15,871	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	15,878
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,050
1,458	Series 2012-C6, Class A1, 1.081%, 04/15/45	1,464

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,674
2,500	Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	2,385

	Total Commercial Mortgage-Backed Securities (Cost $931,097)	948,903

Corporate Bonds — 18.3%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,314
2,991	4.250%, 03/01/21	3,229
1,146	4.950%, 07/02/64	1,183
6,278	5.250%, 12/01/41	6,894

		15,620

	Automobiles — 0.1%
	Daimler Finance North America LLC,
10,331	1.650%, 04/10/15 (e)	10,403
3,758	1.875%, 01/11/18 (e)	3,786
1,692	2.375%, 08/01/18 (e)	1,728
4,706	2.625%, 09/15/16 (e)	4,854
8,789	2.950%, 01/11/17 (e)	9,128
1,345	8.500%, 01/18/31	2,072

		31,971

	Media — 1.0%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,776
2,690	6.650%, 11/15/37	3,443
1,345	6.900%, 08/15/39	1,782
1,762	7.250%, 05/18/18	2,101
3,946	7.300%, 04/30/28	4,992
2,690	7.625%, 11/30/28	3,512
986	8.000%, 10/17/16	1,128
942	8.875%, 04/26/23	1,276
1,525	9.500%, 07/15/24	2,098
	CBS Corp.,
2,650	3.700%, 08/15/24	2,675
1,345	4.300%, 02/15/21	1,451
2,004	4.900%, 08/15/44	2,059
673	5.500%, 05/15/33	750
1,279	5.750%, 04/15/20	1,474
583	5.900%, 10/15/40	687
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,848
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,076

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,264
	Comcast Corp.,
3,361	4.200%, 08/15/34	3,454
10,484	4.250%, 01/15/33	10,894
1,166	5.900%, 03/15/16	1,258
2,690	6.450%, 03/15/37	3,525
897	6.500%, 01/15/17	1,012
11,658	6.500%, 11/15/35	15,334
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,974
746	5.450%, 12/15/14	756
1,166	8.375%, 03/01/39 (e)	1,695
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,040
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,381	3.800%, 03/15/22	5,608
5,022	4.600%, 02/15/21	5,522
3,876	5.000%, 03/01/21	4,344
11,179	6.000%, 08/15/40	13,291
2,861	6.375%, 03/01/41	3,554
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	7,115
2,269	4.950%, 05/15/42	2,382
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,214
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,719
4,575	5.950%, 04/01/41	5,748
3,233	6.400%, 04/30/40	4,277
	Thomson Reuters Corp., (Canada),
8,115	3.950%, 09/30/21	8,569
2,716	4.500%, 05/23/43	2,678
1,928	4.700%, 10/15/19	2,124
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,877
873	5.850%, 05/01/17	975
4,125	5.875%, 11/15/40	4,968
2,327	6.550%, 05/01/37	2,981
4,080	6.750%, 07/01/18	4,794
1,794	6.750%, 06/15/39	2,352
2,197	7.300%, 07/01/38	3,051
1,928	8.250%, 04/01/19	2,426
1,601	8.750%, 02/14/19	2,040
	Time Warner Entertainment Co. LP,
1,812	8.375%, 03/15/23	2,459
5,829	8.375%, 07/15/33	8,765

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Time Warner, Inc.,
5,085	4.750%, 03/29/21	5,636
1,573	5.375%, 10/15/41	1,738
2,802	6.200%, 03/15/40	3,386
1,474	6.250%, 03/29/41	1,804
2,238	6.500%, 11/15/36	2,804
3,430	7.625%, 04/15/31	4,750
1,125	7.700%, 05/01/32	1,588
	Viacom, Inc.,
809	1.250%, 02/27/15	812
1,951	3.125%, 06/15/22	1,940
599	3.250%, 03/15/23	593
5,046	3.875%, 12/15/21	5,321
6,243	4.375%, 03/15/43	5,844
538	4.500%, 03/01/21	586
1,813	4.500%, 02/27/42	1,750
690	6.250%, 04/30/16	750

		240,469

	Multiline Retail — 0.0% (g)
897	Kohl’s Corp., 6.250%, 12/15/17	1,023
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,565
1,671	4.375%, 09/01/23	1,788
877	5.125%, 01/15/42	959
1,166	7.450%, 07/15/17	1,357
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,735
1,883	Target Corp., 6.000%, 01/15/18	2,157

		14,584

	Specialty Retail — 0.1%
1,409	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	1,467
3,397	Gap, Inc. (The), 5.950%, 04/12/21	3,937
	Home Depot, Inc. (The),
673	4.400%, 04/01/21	759
4,125	5.400%, 03/01/16	4,420
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	4,218
2,067	5.125%, 11/15/41	2,374
3,139	Series B, 7.110%, 05/15/37	4,313

		21,488

	Total Consumer Discretionary	324,132

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	1,011
986	5.750%, 04/01/36	1,232
7,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	7,349
4,405	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	5,436
1,390	Coca-Cola Co. (The), 4.875%, 03/15/19	1,567
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,561
2,493	4.828%, 07/15/20	2,807
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,035
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,914
3,565	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	3,691
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,592
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,237
2,245	3.000%, 08/25/21	2,310
207	7.900%, 11/01/18	255
	SABMiller Holdings, Inc.,
3,393	1.850%, 01/15/15 (e)	3,409
4,179	3.750%, 01/15/22 (e)	4,386
762	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	836

		58,628

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
3,214	4.000%, 12/05/23	3,389
2,155	5.300%, 12/05/43	2,517
6,093	5.750%, 05/15/41	7,456
1,794	6.125%, 09/15/39	2,296
6,078	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,160
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,553
2,093	4.000%, 02/01/24	2,187
12,466	5.000%, 04/15/42	13,587
829	5.400%, 07/15/40	945
1,794	6.150%, 01/15/20	2,101
538	6.400%, 08/15/17	613
11,049	7.500%, 04/01/31	14,991
7,567	Walgreen Co., 3.100%, 09/15/22	7,501

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,283
942	6.200%, 04/15/38	1,246
628	7.550%, 02/15/30	911

		71,736

	Food Products — 0.3%
1,973	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,479
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,714
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	603
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,156
2,443	4.307%, 05/14/21 (e)	2,683
1,390	6.000%, 11/27/17 (e)	1,575
2,556	7.350%, 03/06/19 (e)	3,096
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,056
1,638	2.100%, 03/15/18	1,641
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,307
2,036	3.250%, 05/21/18	2,139
	Kraft Foods Group, Inc.,
5,113	3.500%, 06/06/22	5,260
4,392	5.000%, 06/04/42	4,776
2,765	5.375%, 02/10/20	3,144
4,612	6.125%, 08/23/18	5,324
2,690	6.500%, 02/09/40	3,448
9,117	6.875%, 01/26/39	12,109
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,413
4,951	Tyson Foods, Inc., 3.950%, 08/15/24	5,069

		79,992

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,201
448	7.500%, 11/01/18	549
1,517	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,912
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,114

		4,776

	Total Consumer Staples	215,132

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 1.6%
	Energy Equipment & Services — 0.2%
909	Cameron International Corp., 4.000%, 12/15/23	956
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,987
673	6.150%, 09/15/19	798
4,529	7.450%, 09/15/39	6,674
2,242	7.600%, 08/15/96 (e)	3,515
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,410
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	806
557	5.250%, 03/15/42	587
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,063
	Transocean, Inc., (Cayman Islands),
2,491	3.800%, 10/15/22	2,427
1,693	6.375%, 12/15/21	1,916
6,553	6.500%, 11/15/20	7,412
1,334	7.350%, 12/15/41	1,599
448	7.500%, 04/15/31	534
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	2,309
844	5.950%, 04/15/42	972
986	6.500%, 08/01/36	1,194
2,390	9.875%, 03/01/39	3,783

		42,942

	Oil, Gas & Consumable Fuels — 1.4%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	3,194
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,490
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,930
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	4,114
2,933	ANR Pipeline Co., 9.625%, 11/01/21	4,191
	Apache Corp.,
853	3.250%, 04/15/22	870
3,611	4.750%, 04/15/43	3,833
2,242	6.900%, 09/15/18	2,663
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,743
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,983
5,991	1.846%, 05/05/17	6,099

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,200	2.237%, 05/10/19	5,228
2,279	2.750%, 05/10/23	2,216
2,273	3.245%, 05/06/22	2,320
1,575	3.814%, 02/10/24	1,653
4,932	3.875%, 03/10/15	5,022
5,560	4.742%, 03/11/21	6,232
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	669
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,477
	Canadian Natural Resources Ltd., (Canada),
359	5.900%, 02/01/18	407
4,152	6.250%, 03/15/38	5,244
1,300	6.450%, 06/30/33	1,662
1,794	6.750%, 02/01/39	2,392
359	7.200%, 01/15/32	487
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,588
3,708	4.450%, 09/15/42	3,769
3,049	6.750%, 11/15/39	4,050
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,653
4,574	4.950%, 03/03/19	5,178
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,688
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	683
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,508
1,794	5.750%, 02/01/19	2,076
1,300	6.000%, 01/15/20	1,543
1,300	6.500%, 02/01/39	1,764
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,209
	Devon Energy Corp.,
1,345	1.875%, 05/15/17	1,366
5,180	3.250%, 05/15/22	5,278
2,807	4.750%, 05/15/42	2,972
1,731	6.300%, 01/15/19	2,025
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,461
1,027	6.500%, 08/15/34	1,302
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	5,544
	Enterprise Products Operating LLC,
2,687	3.900%, 02/15/24	2,802

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,758	5.100%, 02/15/45	1,937
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,106
4,753	4.100%, 02/01/21	5,184
1,614	6.875%, 10/01/18	1,922
1,507	Hess Corp., 7.875%, 10/01/29	2,110
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,199
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,411
9,049	7.875%, 09/15/31	12,898
	Magellan Midstream Partners LP,
7,133	5.150%, 10/15/43	7,976
1,794	6.550%, 07/15/19	2,122
	Marathon Oil Corp.,
2,528	5.900%, 03/15/18	2,879
2,511	6.000%, 10/01/17	2,853
2,179	Occidental Petroleum Corp., 1.750%, 02/15/17	2,213
1,031	PC Financial Partnership, 5.000%, 11/15/14	1,040
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	4,912
13,552	6.250%, 03/17/24	14,890
	Petrobras International Finance Co., (Cayman Islands),
6,459	5.375%, 01/27/21	6,810
986	6.750%, 01/27/41	1,100
1,794	7.875%, 03/15/19	2,090
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,626
2,870	6.800%, 05/15/38	3,852
	Petroleos Mexicanos, (Mexico),
2,165	4.875%, 01/18/24 (e)	2,356
4,650	6.375%, 01/23/45 (e)	5,626
	Phillips 66,
2,099	2.950%, 05/01/17	2,193
1,181	4.300%, 04/01/22	1,280
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,991
4,132	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,348
	Spectra Energy Capital LLC,
4,054	3.300%, 03/15/23	3,912
2,197	5.650%, 03/01/20	2,475
2,233	7.500%, 09/15/38	2,941
4,475	8.000%, 10/01/19	5,619

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,755
1,801	5.950%, 09/25/43	2,174
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,905
2,430	2.450%, 01/17/23	2,364
5,765	2.650%, 01/15/24	5,613
1,256	2.900%, 11/08/20	1,292
2,646	3.125%, 08/17/17	2,790
2,064	3.150%, 01/23/22	2,135
1,673	4.250%, 11/23/41	1,717
3,318	5.250%, 04/15/19	3,787
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,616
1,704	6.100%, 06/01/18	1,965
807	6.850%, 06/01/39	1,094
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	8,256
1,489	5.850%, 02/01/37	1,674
1,426	6.250%, 02/01/38	1,679
4,802	7.750%, 06/01/19	5,917
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,936
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,829
3,139	8.125%, 02/15/30	4,723
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.614%, 01/15/16	1,515
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,237
1,894	1.500%, 02/17/17	1,914
5,044	1.550%, 06/28/17	5,103
5,000	2.750%, 06/19/21	5,021
1,256	2.875%, 02/17/22	1,269
	Total Capital S.A., (France),
8,968	2.300%, 03/15/16	9,197
1,989	4.125%, 01/28/21	2,180
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,734
1,704	6.500%, 08/15/18	2,007
2,377	7.125%, 01/15/19	2,880
1,883	7.250%, 08/15/38	2,673

		350,400

	Total Energy	393,342

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Financials — 8.4%
	Banks — 3.5%
3,394	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	3,448
2,628	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	2,690
	Australia & New Zealand Banking Group Ltd., (Australia),
8,932	2.400%, 11/23/16 (e)	9,218
5,560	3.250%, 03/01/16 (e)	5,772
2,571	4.875%, 01/12/21 (e)	2,906
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,395
5,000	Series L, 2.650%, 04/01/19	5,051
4,720	3.300%, 01/11/23	4,681
2,140	3.625%, 03/17/16	2,225
3,403	4.000%, 04/01/24	3,508
1,890	4.100%, 07/24/23	1,974
628	Series C, 5.000%, 01/15/15	638
11,565	5.000%, 05/13/21	12,931
5,830	5.625%, 10/14/16	6,358
15,875	5.625%, 07/01/20	18,193
7,155	Series L, 5.650%, 05/01/18	8,047
4,155	5.750%, 12/01/17	4,661
2,960	5.875%, 01/05/21	3,451
19,000	6.400%, 08/28/17	21,586
4,485	6.500%, 08/01/16	4,930
5,693	6.875%, 04/25/18	6,638
3,140	7.625%, 06/01/19	3,844
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,327
7,632	2.550%, 11/06/22	7,441
	Bank of Nova Scotia (The), (Canada),
7,533	2.550%, 01/12/17	7,792
6,341	3.400%, 01/22/15	6,417
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
8,518	2.350%, 02/23/17 (e)	8,749
3,916	3.850%, 01/22/15 (e)	3,971
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,046
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,458
7,511	2.500%, 09/21/15 (e)	7,671
10,365	2.750%, 02/23/15	10,476
3,878	3.750%, 05/15/24	3,962
986	Series 1, 5.000%, 09/22/16	1,065
3,318	6.050%, 12/04/17 (e)	3,731

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,352
5,605	3.950%, 04/29/16	5,900
2,466	4.900%, 06/30/17	2,697
1,480	6.850%, 04/30/19	1,785
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,726
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,543
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,237
10,986	2.600%, 07/02/15 (e)	11,191
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,735
	Citigroup, Inc.,
617	1.250%, 01/15/16	620
1,104	3.375%, 03/01/23	1,111
5,806	3.750%, 06/16/24	5,928
7,623	4.450%, 01/10/17	8,173
1,494	4.500%, 01/14/22	1,630
518	4.587%, 12/15/15	543
1,345	4.700%, 05/29/15	1,386
4,790	4.750%, 05/19/15	4,931
4,740	5.000%, 09/15/14	4,748
1,655	5.300%, 05/06/44	1,775
1,869	5.375%, 08/09/20	2,136
897	5.500%, 02/15/17	980
4,296	5.500%, 09/13/25	4,813
1,842	5.875%, 01/30/42	2,266
12,107	6.000%, 08/15/17	13,613
4,544	6.010%, 01/15/15	4,636
4,798	6.125%, 11/21/17	5,443
3,363	6.625%, 01/15/28	4,208
202	6.875%, 03/05/38	274
2,556	8.125%, 07/15/39	3,922
12,891	8.500%, 05/22/19	16,329
1,250	Comerica Bank, 5.200%, 08/22/17	1,377
	Comerica, Inc.,
1,758	3.000%, 09/16/15	1,800
1,148	3.800%, 07/22/26	1,157
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,469
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,138

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
11,389	3.200%, 03/11/15 (e)	11,557
2,243	3.375%, 01/19/17	2,365
5,310	3.875%, 02/08/22	5,681
6,188	4.500%, 01/11/21	6,878
3,139	5.800%, 09/30/10 (e)[1]	3,660
	Discover Bank,
6,500	3.200%, 08/09/21	6,521
3,657	4.200%, 08/08/23	3,862
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	13,159
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,465
1,300	5.450%, 01/15/17	1,420
6,100	Fifth Third Bank, 2.375%, 04/25/19	6,154
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,129
4,147	3.500%, 06/28/15 (e)	4,253
5,346	4.125%, 08/12/20 (e)	5,808
8,968	4.750%, 01/19/21 (e)	10,068
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,415
6,457	4.875%, 01/14/22	7,281
4,187	5.100%, 04/05/21	4,799
6,457	6.100%, 01/14/42	8,393
2,200	KeyCorp, 5.100%, 03/24/21	2,499
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,659
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,301
6,995	2.750%, 09/28/15 (e)	7,159
6,278	3.000%, 07/27/16 (e)	6,536
3,098	3.750%, 03/02/15 (e)	3,150
3,587	National City Bank, 5.800%, 06/07/17	4,012
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,235
13,766	3.125%, 03/20/17 (e)	14,412
5,558	4.875%, 05/13/21 (e)	6,077
5,893	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,921
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,339
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,537
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,191
5,000	3.300%, 03/08/22	5,136
4,066	4.375%, 08/11/20	4,474

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
5,112	5.125%, 02/08/20	5,819
1,076	5.250%, 11/15/15	1,133
1,103	5.625%, 02/01/17	1,208
3,677	6.700%, 06/10/19	4,412
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,295
10,700	2.000%, 10/01/18	10,848
1,345	2.200%, 07/27/18	1,373
7,533	2.300%, 07/20/16	7,753
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,597
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,758
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,380
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,873
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,732
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	1,009
505	7.250%, 03/15/18	592
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,264
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,690
8,112	2.200%, 07/29/15 (e)	8,245
4,828	2.500%, 07/14/16	4,988
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,101
4,197	2.450%, 07/27/15	4,277
3,855	2.875%, 11/20/14	3,876
3,289	3.000%, 03/15/22	3,337
3,191	4.125%, 05/24/21	3,505
1,256	7.500%, 06/01/26	1,698
	Wachovia Corp.,
2,735	5.750%, 06/15/17	3,065
16,210	5.750%, 02/01/18	18,425
	Wells Fargo & Co.,
13,756	2.625%, 12/15/16	14,268
8,071	3.500%, 03/08/22	8,407
4,357	4.100%, 06/03/26	4,457
7,623	4.600%, 04/01/21	8,512
2,755	5.606%, 01/15/44	3,234
8,237	5.625%, 12/11/17	9,314
14,977	SUB, 3.676%, 06/15/16	15,748

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Wells Fargo Bank N.A.,
4,367	Series AI, 4.750%, 02/09/15	4,451
4,215	5.000%, 08/15/15	4,397
2,000	5.750%, 05/16/16	2,164
13,622	6.000%, 11/15/17	15,492
3,973	VAR, 0.561%, 03/15/16	3,978
	Westpac Banking Corp., (Australia),
5,874	2.450%, 11/28/16 (e)	6,069
4,305	4.200%, 02/27/15	4,385
9,606	4.875%, 11/19/19	10,847

		850,305

	Capital Markets — 1.7%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,989
	Bank of New York Mellon Corp. (The),
2,562	1.200%, 02/20/15	2,571
1,667	Series G, 2.200%, 05/15/19	1,677
8,781	2.400%, 01/17/17	9,051
7,174	Series 1, 2.950%, 06/18/15	7,326
2,242	3.100%, 01/15/15	2,265
3,089	3.550%, 09/23/21	3,258
3,335	3.650%, 02/04/24	3,481
3,363	4.600%, 01/15/20	3,740
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,452
2,910	3.500%, 12/10/14	2,935
3,515	3.500%, 03/18/24	3,601
8,335	Series 2, 5.000%, 12/10/19	9,528
12,555	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	14,767
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,984
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,461
3,733	Credit Suisse, (Switzerland), 2.300%, 05/28/19	3,741
	Deutsche Bank AG, (Germany),
6,995	3.250%, 01/11/16	7,229
2,959	6.000%, 09/01/17	3,339
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,906
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	6,041
2,400	2.625%, 01/31/19	2,429
2,282	2.900%, 07/19/18	2,347
3,367	3.300%, 05/03/15	3,431
5,798	3.625%, 02/07/16	6,019

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,287	3.625%, 01/22/23	2,320
3,605	3.700%, 08/01/15	3,707
4,341	3.850%, 07/08/24	4,423
4,400	4.000%, 03/03/24	4,535
6,033	5.250%, 07/27/21	6,799
8,750	5.375%, 03/15/20	9,886
4,753	5.750%, 01/24/22	5,516
14,869	5.950%, 01/18/18	16,778
13,156	Series D, 6.000%, 06/15/20	15,309
1,973	6.150%, 04/01/18	2,248
3,424	6.250%, 09/01/17	3,874
1,435	6.750%, 10/01/37	1,770
29,379	7.500%, 02/15/19	35,507
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,521
2,225	2.000%, 09/25/15 (e)	2,255
9,890	3.750%, 03/07/17 (e)	10,443
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	4,139
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,851
2,466	5.125%, 04/13/18	2,693
5,022	6.450%, 06/08/27	5,695
3,085	6.875%, 04/15/21	3,645
5,210	8.500%, 07/15/19	6,503
	Macquarie Bank Ltd., (Australia),
3,029	2.600%, 06/24/19 (e)	3,060
23,630	5.000%, 02/22/17 (e)	25,614
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,678
8,981	6.250%, 01/14/21 (e)	10,356
668	7.625%, 08/13/19 (e)	807
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,491
5,942	4.000%, 07/24/15	6,127
3,823	4.200%, 11/20/14	3,854
3,608	5.000%, 11/24/25	3,874
4,663	5.450%, 01/09/17	5,108
6,729	5.500%, 07/24/20	7,649
3,228	5.500%, 07/28/21	3,709
12,752	5.625%, 09/23/19	14,572
2,910	5.750%, 01/25/21	3,379
960	5.950%, 12/28/17	1,086
2,954	6.000%, 04/28/15	3,058
3,968	6.625%, 04/01/18	4,595

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
7,533	7.300%, 05/13/19	9,115
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,819
2,536	5.000%, 03/04/15	2,588
2,610	6.700%, 03/04/20	3,138
	State Street Corp.,
3,191	3.100%, 05/15/23	3,151
5,771	3.700%, 11/20/23	6,063
	UBS AG, (Switzerland),
6,800	3.875%, 01/15/15	6,887
976	4.875%, 08/04/20	1,099
1,644	5.750%, 04/25/18	1,870
596	5.875%, 12/20/17	677

		417,409

	Consumer Finance — 0.7%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,982
2,466	American Express Co., 7.000%, 03/19/18	2,904
	American Express Credit Corp.,
2,490	2.375%, 03/24/17	2,565
7,224	2.800%, 09/19/16	7,498
	American Honda Finance Corp.,
7,174	1.450%, 02/27/15 (e)	7,213
3,055	1.500%, 09/11/17 (e)	3,066
2,626	1.600%, 02/16/18 (e)	2,626
3,696	2.125%, 02/28/17 (e)	3,786
598	2.125%, 10/10/18	607
10,292	2.600%, 09/20/16 (e)	10,658
1,335	7.625%, 10/01/18 (e)	1,629
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,840
2,273	2.150%, 03/23/15	2,295
8,188	3.500%, 06/15/23	8,243
2,244	4.750%, 07/15/21	2,491
	Caterpillar Financial Services Corp.,
3,873	2.850%, 06/01/22	3,883
897	5.450%, 04/15/18	1,017
807	5.500%, 03/15/16	867
3,139	7.050%, 10/01/18	3,782
538	7.150%, 02/15/19	655
	Ford Motor Credit Co. LLC,
2,196	2.375%, 03/12/19	2,198
10,210	3.000%, 06/12/17	10,589
10,853	3.984%, 06/15/16	11,403
3,001	4.207%, 04/15/16	3,152

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
1,200	4.250%, 02/03/17	1,281
3,446	4.250%, 09/20/22	3,682
2,881	VAR, 1.483%, 05/09/16	2,923
	HSBC Finance Corp.,
5,829	5.000%, 06/30/15	6,038
200	5.500%, 01/19/16	212
276	7.350%, 11/27/32	351
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,703
8,968	2.375%, 02/13/15	9,050
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,855
1,073	1.700%, 01/15/20	1,053
2,915	2.250%, 04/17/19	2,958
3,237	2.800%, 01/27/23	3,214
2,234	3.150%, 10/15/21	2,314
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,315
3,536	PACCAR Financial Corp., 1.600%, 03/15/17	3,583
	Toyota Motor Credit Corp.,
4,484	1.750%, 05/22/17	4,554
13,900	2.000%, 09/15/16	14,231
3,498	2.050%, 01/12/17	3,586
4,966	3.200%, 06/17/15	5,078

		181,930

	Diversified Financial Services — 1.2%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,769
6,654	Bank of America N.A., 5.300%, 03/15/17	7,257
	Berkshire Hathaway, Inc.,
3,182	2.100%, 08/14/19	3,192
10,371	3.400%, 01/31/22	10,838
5,254	3.750%, 08/15/21	5,652
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,588
	CME Group, Inc.,
9,865	3.000%, 09/15/22	9,917
1,004	5.300%, 09/15/43	1,178
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	8,353
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,258
2,854	1.600%, 11/20/17	2,872
10,313	1.625%, 07/02/15	10,424
1,318	2.100%, 12/11/19	1,330

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
3,705	2.250%, 11/09/15	3,779
6,863	2.300%, 04/27/17	7,056
16,815	3.150%, 09/07/22	17,047
12,914	4.375%, 09/16/20	14,202
5,426	4.625%, 01/07/21	6,076
11,658	4.650%, 10/17/21	13,061
1,603	5.300%, 02/11/21	1,839
1,345	5.400%, 02/15/17	1,481
17,622	5.500%, 01/08/20	20,353
6,636	5.625%, 09/15/17	7,457
20,649	5.625%, 05/01/18	23,501
1,704	5.875%, 01/14/38	2,118
4,753	6.000%, 08/07/19	5,597
8,287	Series A, 6.750%, 03/15/32	11,154
807	6.875%, 01/10/39	1,117
3,139	VAR, 0.404%, 02/15/17	3,139
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,154
5,021	4.000%, 10/15/23	5,343
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,412
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,578
1,435	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,470
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,940
9,600	Series KK, 3.550%, 01/15/24	10,162
8,428	Series Z, 4.375%, 03/15/19	9,365
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,375
891	3.100%, 06/28/15	911
2,690	4.300%, 09/22/19	2,983
7,695	4.375%, 03/25/20	8,597
5,381	6.375%, 12/15/38	7,279
1,211	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,334

		286,508

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,261	2.600%, 11/23/15	3,339
1,794	5.600%, 05/15/15	1,855
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,334

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,692
	American International Group, Inc.,
4,478	4.125%, 02/15/24	4,759
2,511	5.450%, 05/18/17	2,783
	Aon Corp.,
2,227	3.125%, 05/27/16	2,308
1,804	3.500%, 09/30/15	1,860
1,496	6.250%, 09/30/40	1,915
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	860
5,262	2.900%, 10/15/20	5,411
2,326	3.000%, 05/15/22	2,359
2,795	4.300%, 05/15/43	2,861
13,241	4.400%, 05/15/42	13,742
10,493	5.400%, 05/15/18	11,869
1,166	5.750%, 01/15/40	1,448
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,154
	CNA Financial Corp.,
6,098	5.850%, 12/15/14	6,193
4,540	5.875%, 08/15/20	5,261
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,953
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,371
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,474
1,457	4.850%, 06/24/21	1,632
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,037
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,626
3,346	2.500%, 10/17/22 (e)	3,265
2,435	3.125%, 04/14/16 (e)	2,529
	MetLife, Inc.,
2,000	4.875%, 11/13/43	2,207
731	Series A, 6.817%, 08/15/18	868
	Metropolitan Life Global Funding I,
4,467	1.300%, 04/10/17 (e)	4,472
4,140	1.500%, 01/10/18 (e)	4,126
7,959	1.700%, 06/29/15 (e)	8,046
1,954	1.875%, 06/22/18 (e)	1,955
8,968	2.500%, 09/29/15 (e)	9,162
2,901	3.125%, 01/11/16 (e)	2,997
11,927	3.650%, 06/14/18 (e)	12,732
12,858	3.875%, 04/11/22 (e)	13,767

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	17,614
	New York Life Global Funding,
5,053	0.750%, 07/24/15 (e)	5,073
1,345	0.800%, 02/12/16 (e)	1,349
5,560	1.300%, 01/12/15 (e)	5,579
10,682	2.150%, 06/18/19 (e)	10,734
5,650	3.000%, 05/04/15 (e)	5,754
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,860
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,202
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,332
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,296
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,602
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,123
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,092

		254,832

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,913
2,270	5.000%, 02/15/24	2,454
3,439	American Tower Trust I, 1.551%, 03/15/18 (e)	3,404
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,835
3,489	6.650%, 01/15/18	3,869
3,775	ERP Operating LP, 4.625%, 12/15/21	4,188
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,115
2,819	3.875%, 08/15/24	2,844
1,349	4.200%, 03/01/24	1,392
2,228	4.250%, 11/15/23	2,315
5,547	5.375%, 02/01/21	6,294
4,002	Health Care REIT, Inc., 4.500%, 01/15/24	4,223
2,567	Prologis LP, 4.250%, 08/15/23	2,705
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,432
3,838	4.125%, 12/01/21	4,173
404	4.200%, 02/01/15	406
2,152	4.375%, 03/01/21	2,374
986	5.650%, 02/01/20	1,149

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
1,901	6.100%, 05/01/16	2,046
3,296	6.125%, 05/30/18	3,813

		69,944

	Total Financials	2,060,928

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
3,005	3.625%, 05/22/24	3,056
6,278	3.875%, 11/15/21	6,687
1,065	4.500%, 03/15/20	1,167
4,036	4.950%, 10/01/41	4,343
13,004	5.150%, 11/15/41	14,389
2,106	5.650%, 06/15/42	2,500
1,771	5.700%, 02/01/19	2,033
3,176	5.750%, 03/15/40	3,801
	Celgene Corp.,
8,865	3.250%, 08/15/22	8,999
4,175	3.625%, 05/15/24	4,255

		51,230

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,589	1.850%, 06/15/18	1,593
448	4.625%, 03/15/15	458
628	Becton Dickinson and Co., 5.000%, 05/15/19	709

		2,760

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,820
2,959	6.750%, 12/15/37	3,993
6,120	Express Scripts Holding Co., 3.500%, 06/15/24	6,147
1,253	McKesson Corp., 0.950%, 12/04/15	1,257
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,978
	UnitedHealth Group, Inc.,
1,615	2.750%, 02/15/23	1,580
2,690	2.875%, 03/15/23	2,668
5,955	3.375%, 11/15/21	6,214
4,888	6.625%, 11/15/37	6,609
1,882	Ventas Realty LP, 3.750%, 05/01/24	1,884
	WellPoint, Inc.,
2,511	2.300%, 07/15/18	2,545
4,210	3.125%, 05/15/22	4,216

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
2,354	3.300%, 01/15/23	2,360
3,477	4.625%, 05/15/42	3,535
3,394	4.650%, 01/15/43	3,498
4,149	4.650%, 08/15/44	4,287

		54,591

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,049
3,893	4.150%, 02/01/24	4,112

		5,161

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,566
4,991	2.900%, 11/06/22	4,907
5,743	Actavis Funding SCS, (Luxembourg), 3.850%, 06/15/24 (e)	5,810
2,354	Actavis, Inc., 3.250%, 10/01/22	2,337
	GlaxoSmithKline Capital, Inc.,
2,780	5.650%, 05/15/18	3,182
1,883	6.375%, 05/15/38	2,484
	Merck & Co., Inc.,
933	1.300%, 05/18/18	928
3,268	2.400%, 09/15/22	3,178
3,139	2.800%, 05/18/23	3,116
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,391
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,945
708	Wyeth LLC, 6.450%, 02/01/24	899
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,870
1,115	4.700%, 02/01/43	1,159

		44,772

	Total Health Care	158,514

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,180
2,107	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,467
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,856
	Boeing Co. (The),
224	3.500%, 02/15/15	227
448	4.875%, 02/15/20	509
1,076	7.950%, 08/15/24	1,515

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,520
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,835
4,010	4.070%, 12/15/42	3,978
897	4.250%, 11/15/19	987
1,569	4.850%, 09/15/41	1,739
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,511
2,121	Precision Castparts Corp., 0.700%, 12/20/15	2,125
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,809
4,552	3.100%, 06/01/22	4,645
6,022	4.500%, 06/01/42	6,483
7,533	6.125%, 02/01/19	8,854

		51,240

	Air Freight & Logistics — 0.0% (g)
1,910	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,240
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,748
717	SUB, 8.375%, 04/01/30	1,072
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,584

		7,644

	Airlines — 0.1%
3,377	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,428
1,157	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,255
3,641	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,923
389	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	440
3,288	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,666
1,853	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,895
2,958	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	3,180
985	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,079
3,159	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	3,428

		22,294

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,472
1,881	4.125%, 06/15/23	1,749
2,809	4.875%, 07/15/42	2,388
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,688
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,500
	Waste Management, Inc.,
1,690	4.750%, 06/30/20	1,885
1,224	7.375%, 03/11/19	1,492
800	7.750%, 05/15/32	1,160

		19,334

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,518
2,092	2.875%, 05/08/22	2,094
928	4.375%, 05/08/42	976
4,910	Fluor Corp., 3.375%, 09/15/21	5,113

		9,701

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,419
1,247	4.000%, 11/02/32	1,268
2,377	5.600%, 05/15/18	2,699
1,794	7.625%, 04/01/24	2,311

		7,697

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,660
	General Electric Co.,
3,043	2.700%, 10/09/22	3,005
4,366	3.375%, 03/11/24	4,481
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,902
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,050
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,940
1,494	5.750%, 03/11/18	1,698
493	7.200%, 06/01/26	629

		28,365

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,692
1,913	2.600%, 06/26/22	1,882

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
	Deere & Co.,
5,382	2.600%, 06/08/22	5,305
2,386	3.900%, 06/09/42	2,359
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,824
695	Ingersoll-Rand Co., 6.391%, 11/15/27	848
695	Parker Hannifin Corp., 5.500%, 05/15/18	785

		27,695

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,771
3,821	3.050%, 03/15/22	3,857
1,865	3.450%, 09/15/21	1,946
1,272	3.600%, 09/01/20	1,348
2,365	3.750%, 04/01/24	2,454
4,018	4.375%, 09/01/42	4,048
3,380	5.150%, 09/01/43	3,785
4,708	5.400%, 06/01/41	5,486
3,282	5.650%, 05/01/17	3,663
1,502	5.750%, 03/15/18	1,710
3,244	5.750%, 05/01/40	3,940
538	6.700%, 08/01/28	677
1,166	7.290%, 06/01/36	1,612
1,345	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,834
	CSX Corp.,
3,200	3.400%, 08/01/24	3,257
1,516	4.100%, 03/15/44	1,481
1,781	4.250%, 06/01/21	1,951
3,498	5.500%, 04/15/41	4,120
1,525	6.250%, 04/01/15	1,575
628	7.375%, 02/01/19	763
3,587	7.900%, 05/01/17	4,175
	ERAC USA Finance LLC,
2,388	2.750%, 03/15/17 (e)	2,469
3,474	4.500%, 08/16/21 (e)	3,807
3,104	5.625%, 03/15/42 (e)	3,637
359	6.375%, 10/15/17 (e)	410
4,417	6.700%, 06/01/34 (e)	5,689
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,507
4,957	3.250%, 12/01/21	5,122
2,888	3.950%, 10/01/42	2,789
51	5.590%, 05/17/25	60
3,049	6.000%, 03/15/05[2]	3,839

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
11,071	6.000%, 05/23/11[3]	13,731
121	7.700%, 05/15/17	141
3,744	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	3,855
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,952
2,412	3.600%, 03/01/16	2,512
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,307
1,230	3.646%, 02/15/24	1,287
3,935	4.163%, 07/15/22	4,322
1,435	4.300%, 06/15/42	1,489
919	4.821%, 02/01/44	1,027
157	4.875%, 01/15/15	159
225	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	248

		118,812

	Total Industrials	292,782

	Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,514
4,500	3.625%, 03/04/24	4,695
1,345	5.500%, 02/22/16	1,443
4,179	5.500%, 01/15/40	5,001
4,475	5.900%, 02/15/39	5,588

		18,241

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,765
2,924	3.375%, 11/01/15	3,007
1,595	4.500%, 03/01/23	1,666
4,157	6.000%, 04/01/20	4,708
2,421	6.875%, 06/01/18	2,781
8,625	7.500%, 01/15/27	10,745

		24,672

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,053	2.600%, 07/15/22	1,995
7,000	2.875%, 08/01/21	7,014
5,750	3.450%, 08/01/24	5,781
1,851	4.000%, 07/15/42	1,694

		16,484

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,723
	International Business Machines Corp.,
4,961	1.250%, 02/06/17	4,997
23,206	1.625%, 05/15/20	22,382
4,619	1.950%, 07/22/16	4,729
683	4.000%, 06/20/42	672
3,542	5.700%, 09/14/17	4,007
592	6.220%, 08/01/27	757
4,036	7.625%, 10/15/18	4,953
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,830
1,587	4.500%, 05/15/21	1,722
4,529	5.625%, 12/15/19	5,183
2,870	6.750%, 02/01/17	3,230

		57,185

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,574
5,173	4.000%, 12/15/32	5,208
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,525
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,696

		22,003

	Software — 0.2%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,462
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,051
3,037	2.125%, 11/15/22	2,927
5,696	2.375%, 05/01/23	5,526
7,202	3.625%, 12/15/23	7,629
1,089	4.500%, 10/01/40	1,166
	Oracle Corp.,
4,103	Series NOTE, 2.800%, 07/08/21	4,143
1,295	3.625%, 07/15/23	1,355
3,085	4.300%, 07/08/34	3,222
4,753	5.000%, 07/08/19	5,384
2,081	5.250%, 01/15/16	2,215
3,049	5.750%, 04/15/18	3,489
2,300	6.125%, 07/08/39	2,950
1,749	6.500%, 04/15/38	2,314

		47,833

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
15,286	2.400%, 05/03/23	14,664
13,459	2.850%, 05/06/21	13,704
6,866	VAR, 0.489%, 05/03/18	6,874
1,704	Dell, Inc., 7.100%, 04/15/28	1,729
	EMC Corp.,
5,560	1.875%, 06/01/18	5,575
6,636	3.375%, 06/01/23	6,724
	Hewlett-Packard Co.,
3,233	4.300%, 06/01/21	3,481
2,541	4.375%, 09/15/21	2,750
2,837	4.650%, 12/09/21	3,128
6,352	6.000%, 09/15/41	7,528

		66,157

	Total Information Technology	252,575

	Materials — 0.6%
	Chemicals — 0.4%
9,510	CF Industries, Inc., 7.125%, 05/01/20	11,604
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,839
3,788	4.125%, 11/15/21	4,057
4,332	4.250%, 11/15/20	4,722
1,727	5.250%, 11/15/41	1,924
1,206	7.375%, 11/01/29	1,639
875	8.550%, 05/15/19	1,115
	E.I. du Pont de Nemours & Co.,
3,324	1.950%, 01/15/16	3,386
1,928	4.900%, 01/15/41	2,130
1,345	5.600%, 12/15/36	1,638
4,484	6.000%, 07/15/18	5,205
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,669
897	5.500%, 12/08/41	1,052
	Monsanto Co.,
4,318	2.750%, 07/15/21	4,338
1,630	4.200%, 07/15/34	1,692
1,680	4.700%, 07/15/64	1,743
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,070
7,080	4.250%, 11/15/23	7,566
449	4.875%, 11/15/41	464
5,054	5.450%, 11/15/33	5,761
1,833	5.625%, 11/15/43	2,116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Potash Corp. of Saskatchewan, Inc., (Canada),
269	3.250%, 12/01/17	284
3,408	6.500%, 05/15/19	4,046
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,233
5,605	6.650%, 03/15/18	6,511
1,883	9.000%, 05/01/21	2,477
	Praxair, Inc.,
1,704	4.625%, 03/30/15	1,746
430	5.200%, 03/15/17	474
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	7,024
5,919	7.750%, 10/01/96	7,723

		103,248

	Construction Materials — 0.0% (g)
1,494	CRH America, Inc., 6.000%, 09/30/16	1,639

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,683	1.000%, 02/24/15	1,689
5,613	3.850%, 09/30/23	5,978
1,435	5.400%, 03/29/17	1,591
2,466	6.500%, 04/01/19	2,953
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,864
6,281	3.875%, 03/15/23	6,375
2,341	5.450%, 03/15/43	2,529
1,529	Nucor Corp., 4.000%, 08/01/23	1,600
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	2,002
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,207
3,367	3.750%, 09/20/21	3,584
1,794	9.000%, 05/01/19	2,335
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,059
	TCI Communications, Inc.,
1,199	7.125%, 02/15/28	1,601
382	8.750%, 08/01/15	411
4,904	Teck Resources Ltd., (Canada), 4.750%, 01/15/22	5,196

		51,974

	Total Materials	156,861

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
2,859	0.900%, 02/12/16	2,868
1,166	3.875%, 08/15/21	1,244
5,000	3.900%, 03/11/24	5,239
9,748	4.300%, 12/15/42	9,478
4,439	4.350%, 06/15/45	4,323
6,278	4.450%, 05/15/21	6,957
9,509	5.350%, 09/01/40	10,634
4,722	5.500%, 02/01/18	5,327
6,457	6.300%, 01/15/38	8,063
504	BellSouth Telecommunications LLC, 6.300%, 12/15/15	508
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,832
2,203	2.350%, 02/14/19	2,226
2,511	5.950%, 01/15/18	2,856
879	9.625%, 12/15/30	1,419
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,889
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,341
2,087	4.875%, 03/06/42 (e)	2,220
1,816	6.000%, 07/08/19	2,121
5,201	8.607%, 06/15/30	7,777
	GTE Corp.,
3,049	6.940%, 04/15/28	3,791
897	8.750%, 11/01/21	1,191
9,443	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	9,663
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,071
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,930
5,695	9.000%, 03/01/31	8,697
7,308	Qwest Corp., 6.750%, 12/01/21	8,503
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	2,000
2,638	5.134%, 04/27/20	2,939
2,025	5.462%, 02/16/21	2,299
1,720	5.877%, 07/15/19	1,983
2,152	6.421%, 06/20/16	2,354
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20 (e)	1,795
3,480	3.450%, 03/15/21	3,610

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
11,683	4.150%, 03/15/24	12,367
9,294	4.500%, 09/15/20	10,212
32,776	4.862%, 08/21/46 (e)	34,356
1,294	5.850%, 09/15/35	1,536
5,321	6.400%, 09/15/33	6,716
986	6.400%, 02/15/38	1,233
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	937
2,421	Verizon New England, Inc., 7.875%, 11/15/29	3,136
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	999
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,218
4,692	8.350%, 12/15/30	6,245
1,000	8.750%, 08/15/31	1,370

		220,473

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,926
3,250	3.125%, 07/16/22	3,225
2,457	6.125%, 03/30/40	2,990
2,493	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,531
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,703
2,242	8.750%, 05/01/32	3,241
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,755
7,443	1.625%, 03/20/17	7,491
675	5.450%, 06/10/19	769

		39,631

	Total Telecommunication Services	260,104

	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
769	6.000%, 03/01/39	1,008
1,904	6.125%, 05/15/38	2,512
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,142
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,980
	Arizona Public Service Co.,
1,923	4.500%, 04/01/42	2,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
995	4.650%, 05/15/15	1,023
3,036	5.050%, 09/01/41	3,514
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,405
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,683
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,186
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	945
1,687	DTE Electric Co., 2.650%, 06/15/22	1,677
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,273
1,786	4.300%, 06/15/20	1,976
1,256	5.100%, 04/15/18	1,409
1,397	6.000%, 01/15/38	1,811
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,911
2,660	3.550%, 09/15/21	2,802
1,681	3.950%, 09/15/14	1,683
	Duke Energy Florida, Inc.,
1,009	5.650%, 06/15/18	1,157
628	6.400%, 06/15/38	857
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,709
2,780	6.350%, 08/15/38	3,796
	Duke Energy Progress, Inc.,
2,911	2.800%, 05/15/22	2,930
3,230	3.000%, 09/15/21	3,324
1,886	4.100%, 05/15/42	1,916
1,569	4.100%, 03/15/43	1,610
1,794	5.300%, 01/15/19	2,044
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	3,994
6,600	6.000%, 01/22/14 (e)[4]	7,680
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	6,017
897	6.000%, 10/07/39 (e)	1,049
	Florida Power & Light Co.,
493	5.625%, 04/01/34	610
3,498	5.950%, 10/01/33	4,579
897	5.950%, 02/01/38	1,167
359	Georgia Power Co., 5.950%, 02/01/39	453
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,499

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Hydro-Quebec, (Canada),
2,642	Series IO, 8.050%, 07/07/24	3,692
7,174	Series HY, 8.400%, 01/15/22	9,490
1,614	9.400%, 02/01/21	2,209
	Indiana Michigan Power Co.,
8,609	Series J, 3.200%, 03/15/23	8,702
973	7.000%, 03/15/19	1,173
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	323
4,091	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,520
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,284
8,968	5.300%, 10/01/41	10,314
628	MidAmerican Energy Co., 5.300%, 03/15/18	707
	Nevada Power Co.,
329	5.375%, 09/15/40	402
3,354	5.450%, 05/15/41	4,142
2,018	6.500%, 08/01/18	2,372
700	Series N, 6.650%, 04/01/36	952
1,637	7.125%, 03/15/19	1,991
	NextEra Energy Capital Holdings, Inc.,
1,459	1.200%, 06/01/15	1,466
2,651	2.400%, 09/15/19	2,667
1,076	6.000%, 03/01/19	1,248
1,435	7.875%, 12/15/15	1,564
1,457	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,625
2,242	Northern States Power Co., 6.250%, 06/01/36	3,033
	Ohio Power Co.,
560	Series M, 5.375%, 10/01/21	658
1,390	6.050%, 05/01/18	1,595
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,511
1,076	7.000%, 09/01/22	1,386
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,892
1,265	3.250%, 09/15/21	1,305
1,794	3.250%, 06/15/23	1,804
1,681	4.450%, 04/15/42	1,745
6,511	4.500%, 12/15/41	6,796
1,776	5.625%, 11/30/17	2,001
399	6.050%, 03/01/34	500
673	8.250%, 10/15/18	835

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	PacifiCorp,
2,765	3.600%, 04/01/24	2,880
897	3.850%, 06/15/21	972
224	5.500%, 01/15/19	257
2,556	5.650%, 07/15/18	2,926
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,892
807	5.350%, 03/01/18	906
807	Pennsylvania Electric Co., 6.050%, 09/01/17	908
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,605
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,524
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,431
3,388	4.400%, 01/15/21	3,751
1,327	7.750%, 03/01/31	1,898
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,754
1,040	3.200%, 11/15/20	1,074
247	5.800%, 08/01/18	282
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,947
1,242	5.150%, 12/01/19	1,397
3,901	Series G, 6.625%, 11/15/37	5,225
	Public Service Electric & Gas Co.,
740	5.300%, 05/01/18	836
1,021	5.375%, 11/01/39	1,248
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	401
	Southern California Edison Co.,
2,854	Series C, 3.500%, 10/01/23	2,984
886	3.875%, 06/01/21	967
3,408	3.900%, 12/01/41	3,397
1,076	4.150%, 09/15/14	1,077
1,256	5.500%, 08/15/18	1,432
578	Series 08-A, 5.950%, 02/01/38	743
2,197	6.050%, 03/15/39	2,877
2,666	Southern Co. (The), 1.950%, 09/01/16	2,726
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,864
2,095	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,061
	Virginia Electric and Power Co.,
696	2.950%, 01/15/22	711

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,280	3.450%, 02/15/24	1,320
4,125	5.400%, 04/30/18	4,665
717	5.950%, 09/15/17	816
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	240
1,161	6.250%, 12/01/15	1,240
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	242
539	4.700%, 05/15/20	601
829	4.800%, 09/15/41	924
3,049	6.500%, 07/01/36	4,065

		269,355

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
7,215	4.150%, 01/15/43	7,424
619	8.500%, 03/15/19	786
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,311
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	996
475	6.125%, 11/01/17	543

		12,060

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
5,381	4.000%, 10/01/20	5,678
1,665	5.750%, 10/01/41	1,884
	PSEG Power LLC,
717	4.150%, 09/15/21	767
2,456	4.300%, 11/15/23	2,592
2,162	5.125%, 04/15/20	2,415
1,964	5.500%, 12/01/15	2,078
1,125	8.625%, 04/15/31	1,644
1,271	Southern Power Co., 5.150%, 09/15/41	1,442

		18,500

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,829
1,392	4.400%, 06/01/43	1,433
10,518	5.875%, 03/15/41	13,245
6,009	6.375%, 07/15/16	6,570
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,658
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,934

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,414
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,356
1,256	5.650%, 04/15/20	1,470
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,478
	Dominion Resources, Inc.,
1,840	Series C, 4.900%, 08/01/41	2,006
5,067	Series F, 5.250%, 08/01/33	5,822
529	Series 07-A, 6.000%, 11/30/17	604
1,076	7.000%, 06/15/38	1,483
1,435	8.875%, 01/15/19	1,831
1,400	DTE Energy Co., Series F, 3.850%, 12/01/23	1,470
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,547
1,614	4.450%, 12/01/21	1,751
6,726	5.800%, 02/01/42	7,817
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,712
1,852	6.000%, 06/01/26	2,316
	Sempra Energy,
3,139	2.875%, 10/01/22	3,119
3,827	3.550%, 06/15/24	3,900
2,348	4.050%, 12/01/23	2,507
1,345	6.000%, 10/15/39	1,706
2,063	6.150%, 06/15/18	2,384
807	6.500%, 06/01/16	885
7,309	9.800%, 02/15/19	9,616

		93,863

	Water Utilities — 0.0% (g)
3,354	American Water Capital Corp., 6.593%, 10/15/37	4,517

	Total Utilities	398,295

	Total Corporate Bonds (Cost $4,224,859)	4,512,665

Foreign Government Securities — 0.7%
	Federative Republic of Brazil, (Brazil),
6,774	4.250%, 01/07/25	7,031
2,660	5.000%, 01/27/45	2,727
	Israel Government AID Bond, (Israel),
8,968	Zero Coupon, 03/15/18	8,485
3,000	Zero Coupon, 11/01/19	2,695
3,587	Zero Coupon, 11/01/23	2,763

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
22,151	Zero Coupon, 11/01/24	16,389
7,240	5.500%, 12/04/23	8,906
2,320	5.500%, 04/26/24	2,863
5,381	5.500%, 09/18/33	6,957
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,514
7,183	Series 4-Z, Zero Coupon, 08/15/20	6,277
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,554
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,335
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,095
	Province of Ontario, (Canada),
11,427	1.650%, 09/27/19	11,245
10,986	2.950%, 02/05/15	11,112
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	683
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	6,889
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	8,993
3,502	5.875%, 09/16/25	3,962
	Republic of Turkey, (Turkey),
3,879	5.750%, 03/22/24	4,306
1,983	6.625%, 02/17/45	2,372
8,968	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	8,927
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,462
7,316	4.000%, 10/02/23	7,762
3,906	4.750%, 03/08/44	4,101
12,227	5.550%, 01/21/45	14,306
5,118	5.750%, 10/12/10[1]	5,681

	Total Foreign Government Securities (Cost $174,545)	182,392

Mortgage Pass-Through Securities — 14.9%
	Federal Home Loan Mortgage Corp.,
608	ARM, 1.925%, 04/01/37	641
1,555	ARM, 1.936%, 05/01/37	1,635
563	ARM, 2.000%, 08/01/36	595
476	ARM, 2.040%, 01/01/37	502
37	ARM, 2.089%, 07/01/19	38
996	ARM, 2.094%, 07/01/36	1,060
5,288	ARM, 2.098%, 08/01/36 - 10/01/36	5,603
7,554	ARM, 2.112%, 08/01/36	8,036
2,217	ARM, 2.125%, 10/01/36	2,352
1,323	ARM, 2.192%, 10/01/36	1,412
5,409	ARM, 2.198%, 12/01/36	5,742
1,094	ARM, 2.220%, 10/01/36	1,140

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,976	ARM, 2.226%, 12/01/36	6,357
103	ARM, 2.235%, 01/01/27	108
47	ARM, 2.250%, 07/01/26	47
361	ARM, 2.251%, 08/01/35	383
1,914	ARM, 2.265%, 11/01/36	2,050
1,102	ARM, 2.271%, 06/01/37	1,174
489	ARM, 2.290%, 11/01/36	520
941	ARM, 2.304%, 04/01/34	1,001
5,620	ARM, 2.309%, 03/01/37	5,999
47	ARM, 2.314%, 04/01/30	50
174	ARM, 2.315%, 12/01/36	186
206	ARM, 2.320%, 02/01/37	220
2,393	ARM, 2.332%, 09/01/36	2,561
495	ARM, 2.348%, 02/01/36	530
533	ARM, 2.355%, 12/01/33	570
1,017	ARM, 2.367%, 07/01/37	1,088
1,130	ARM, 2.368%, 11/01/36	1,210
2,474	ARM, 2.370%, 05/01/36	2,657
6,226	ARM, 2.375%, 01/01/35 - 11/01/36	6,655
849	ARM, 2.378%, 11/01/36	907
3,056	ARM, 2.385%, 05/01/37	3,269
2,868	ARM, 2.386%, 05/01/33	3,063
427	ARM, 2.410%, 10/01/36	446
2,726	ARM, 2.429%, 09/01/36	2,924
1,933	ARM, 2.480%, 10/01/36	2,078
3,490	ARM, 2.485%, 02/01/37	3,750
1,626	ARM, 2.489%, 05/01/38	1,750
2,754	ARM, 2.495%, 09/01/34 - 05/01/37	2,956
87	ARM, 2.498%, 09/01/32	93
1,630	ARM, 2.505%, 12/01/35 - 02/01/37	1,750
6,534	ARM, 2.506%, 06/01/36	7,025
1,648	ARM, 2.526%, 06/01/36	1,774
96	ARM, 2.535%, 04/01/37	99
1,184	ARM, 2.551%, 01/01/37	1,273
1,977	ARM, 2.570%, 02/01/37	2,128
4,008	ARM, 2.631%, 05/01/37	4,315
2,167	ARM, 2.664%, 04/01/38	2,335
2,625	ARM, 2.665%, 03/01/36	2,829
2,416	ARM, 2.667%, 12/01/36	2,604
1,446	ARM, 2.672%, 04/01/37	1,562
2,256	ARM, 2.680%, 05/01/37	2,442
1,676	ARM, 2.785%, 10/01/36	1,794
988	ARM, 2.790%, 03/01/37	1,061
419	ARM, 2.826%, 02/01/37	451
552	ARM, 2.831%, 05/01/36	598
304	ARM, 2.861%, 12/01/36	329

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
509		ARM, 2.933%, 03/01/37	553
3,645		ARM, 3.054%, 03/01/36	3,937
1,029		ARM, 3.473%, 07/01/36	1,073
2,253		ARM, 3.555%, 02/01/36	2,390
2,476		ARM, 4.000%, 07/01/40	2,634
470		ARM, 4.155%, 11/01/37	503
2,977		ARM, 5.045%, 01/01/35	3,131
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
55		4.000%, 06/01/18	58
856		4.500%, 08/01/18 - 10/01/18	903
3,490		5.000%, 10/01/17 - 12/01/18	3,685
19,194		5.500%, 06/01/17 - 02/01/24	21,035
7,539		6.000%, 04/01/17 - 03/01/22	7,906
1,066		6.500%, 07/01/16 - 03/01/22	1,117
4		7.000%, 04/01/17	4
—	(h)	7.500%, 10/01/14	—	(h)
1		8.500%, 11/01/15	1
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
16,513		3.500%, 01/01/32 - 03/01/32	17,297
1,730		5.500%, 01/01/23 - 11/01/23	1,917
142		6.000%, 12/01/22	160
1,206		6.500%, 11/01/22 - 01/01/28	1,375
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
44,611		4.500%, 05/01/41	48,427
54,319		5.000%, 01/01/34 - 08/01/40	59,987
10,344		5.500%, 01/01/33 - 03/01/40	11,523
1,272		6.000%, 10/01/29 - 12/01/36	1,447
8,119		6.500%, 08/01/29 - 03/01/38	9,357
2,334		7.000%, 04/01/26 - 02/01/37	2,700
3,261		7.500%, 08/01/25 - 09/01/38	3,676
23		8.000%, 07/01/20 - 11/01/24	26
64		8.500%, 07/01/28	77
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
9,010		7.500%, 01/01/32 - 12/01/36	10,774
4,142		10.000%, 10/01/30	4,712
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
87,170		3.500%, 02/01/33 - 06/01/43	89,874
44,900		4.000%, 06/01/42 - 01/01/43	47,680
3,844		5.500%, 04/01/18	4,073
3,612		6.000%, 02/01/33 - 11/01/36	3,926
20,760		6.500%, 12/01/35 - 06/01/37	23,223
157		7.000%, 07/01/29 - 08/01/47	176
760		10.000%, 03/17/26	840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2	12.000%, 08/01/15 - 07/01/19	2
	Federal National Mortgage Association,
488	ARM, 1.570%, 08/01/34	506
1,415	ARM, 1.709%, 07/01/37	1,476
3,704	ARM, 1.780%, 09/01/36	3,969
722	ARM, 1.788%, 09/01/33	769
1,461	ARM, 1.798%, 02/01/37	1,536
1,127	ARM, 1.821%, 01/01/37	1,204
681	ARM, 1.834%, 05/01/35	726
19	ARM, 1.875%, 03/01/19	19
160	ARM, 1.885%, 08/01/35	168
6,975	ARM, 1.899%, 01/01/35	7,341
33	ARM, 1.905%, 01/01/34	34
476	ARM, 1.916%, 02/01/35	507
6	ARM, 1.973%, 01/01/19	6
873	ARM, 1.975%, 09/01/36	923
3,203	ARM, 2.022%, 11/01/37	3,388
693	ARM, 2.070%, 08/01/33	738
419	ARM, 2.092%, 10/01/34	442
296	ARM, 2.124%, 11/01/34	316
711	ARM, 2.127%, 11/01/33	753
269	ARM, 2.130%, 01/01/35	289
353	ARM, 2.135%, 08/01/34	381
2,377	ARM, 2.142%, 01/01/36	2,524
493	ARM, 2.143%, 09/01/35	526
335	ARM, 2.147%, 04/01/34	344
134	ARM, 2.153%, 09/01/34	144
152	ARM, 2.155%, 07/01/37	154
1,064	ARM, 2.165%, 07/01/35	1,136
94	ARM, 2.170%, 07/01/34	101
969	ARM, 2.178%, 03/01/35	1,032
392	ARM, 2.212%, 11/01/34	418
127	ARM, 2.220%, 05/01/35	134
2,762	ARM, 2.241%, 08/01/36	2,990
843	ARM, 2.242%, 08/01/36	915
577	ARM, 2.248%, 06/01/36	615
875	ARM, 2.254%, 09/01/36	948
1,101	ARM, 2.262%, 11/01/37	1,176
1,621	ARM, 2.269%, 10/01/36	1,763
1,303	ARM, 2.270%, 07/01/36	1,394
5,197	ARM, 2.275%, 07/01/37	5,567
2,418	ARM, 2.278%, 09/01/36	2,631
103	ARM, 2.283%, 09/01/37	104
220	ARM, 2.295%, 01/01/34	234

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,114		ARM, 2.308%, 09/01/37	1,197
1,376		ARM, 2.332%, 07/01/37	1,470
6,321		ARM, 2.345%, 06/01/36 - 04/01/37	6,818
1,111		ARM, 2.354%, 04/01/35	1,190
5,505		ARM, 2.362%, 12/01/37	5,907
1,150		ARM, 2.363%, 01/01/36	1,229
495		ARM, 2.366%, 05/01/36	534
2		ARM, 2.375%, 08/01/19	2
1,841		ARM, 2.405%, 02/01/37	1,969
1,020		ARM, 2.420%, 06/01/34	1,086
921		ARM, 2.428%, 01/01/38	987
862		ARM, 2.438%, 06/01/36	932
3,678		ARM, 2.454%, 12/01/36	3,957
722		ARM, 2.462%, 01/01/37	775
318		ARM, 2.475%, 09/01/33	339
127		ARM, 2.498%, 09/01/37	129
794		ARM, 2.505%, 10/01/34	852
1,149		ARM, 2.519%, 11/01/36	1,243
1,833		ARM, 2.560%, 12/01/36	1,971
944		ARM, 2.570%, 09/01/36	1,009
1,190		ARM, 2.590%, 10/01/35	1,280
133		ARM, 2.614%, 09/01/27	142
362		ARM, 2.625%, 08/01/36	383
1,853		ARM, 2.678%, 10/01/36	1,996
4,357		ARM, 2.692%, 10/01/36	4,692
1,303		ARM, 2.791%, 11/01/36	1,393
490		ARM, 2.836%, 02/01/36	522
805		ARM, 2.843%, 09/01/37	863
3,237		ARM, 2.868%, 08/01/37	3,455
12,718		ARM, 2.875%, 01/01/36 - 03/01/36	13,526
95		ARM, 3.705%, 03/01/29	101
551		ARM, 5.951%, 09/01/37	573
1,461		ARM, 6.254%, 08/01/36	1,568
		Federal National Mortgage Association, 15 Year, Single Family,
381		3.500%, 04/01/19	403
—	(h)	4.000%, 07/01/18	—	(h)
6,221		4.500%, 05/01/18 - 12/01/19	6,597
10,939		5.000%, 04/01/18 - 08/01/24	11,657
11,087		5.500%, 02/01/18 - 07/01/20	11,821
21,222		6.000%, 06/01/16 - 07/01/24	22,971
3,092		6.500%, 03/01/17 - 02/01/24	3,386
258		7.000%, 03/01/17 - 11/01/17	269
4		7.500%, 03/01/17	4
1		8.000%, 11/01/15	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 20 Year, Single Family,
18,947	3.500%, 07/01/32 - 08/01/32	19,885
433	5.000%, 10/01/25	477
1,626	5.500%, 07/01/25	1,808
13,752	6.000%, 04/01/24 - 09/01/29	15,564
3,173	6.500%, 05/01/22 - 08/01/26	3,578
	Federal National Mortgage Association, 30 Year, FHA/VA,
154	6.000%, 09/01/33	169
278	6.500%, 03/01/29	321
23	7.000%, 02/01/33	25
64	8.000%, 06/01/28	73
20	8.500%, 02/01/30	20
43	9.000%, 05/01/18 - 12/01/30	44
18	9.500%, 12/01/18	20
	Federal National Mortgage Association, 30 Year, Single Family,
1,135	4.000%, 12/01/33	1,207
1,055	4.500%, 11/01/33 - 09/01/34	1,143
41,713	5.000%, 06/01/33 - 08/01/40	46,261
25,522	5.500%, 11/01/32 - 12/01/39	28,623
21,862	6.000%, 12/01/28 - 11/01/38	24,825
41,354	6.500%, 11/01/29 - 10/01/38	47,194
21,295	7.000%, 01/01/24 - 01/01/39	24,218
13,152	7.500%, 11/01/22 - 04/01/39	15,185
949	8.000%, 03/01/21 - 01/01/38	1,133
24	8.500%, 07/01/24 - 06/01/25	27
2	9.000%, 04/01/26	2
17	9.500%, 07/01/28	19
10	10.000%, 02/01/24	10
1	12.500%, 01/01/16	1
	Federal National Mortgage Association, Other,
13,273	VAR, 0.495%, 01/01/23	13,273
39,551	VAR, 0.505%, 01/01/23	39,494
20,930	VAR, 0.515%, 01/01/23	21,119
13,596	VAR, 0.525%, 05/01/24	13,600
15,156	VAR, 0.535%, 11/01/21 - 02/01/23	15,201
7,027	VAR, 0.545%, 01/01/23	7,088
15,000	VAR, 0.582%, 07/01/24	15,002
12,932	VAR, 0.585%, 10/01/22	12,946
10,762	VAR, 0.595%, 09/01/22	10,832
7,396	VAR, 0.615%, 11/01/23	7,457
8,125	VAR, 0.625%, 12/01/23	8,185
6,278	VAR, 0.755%, 03/01/22	6,288
10,762	VAR, 0.765%, 04/01/22	10,854

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
14,255	VAR, 0.775%, 12/01/20	14,256
16,154	VAR, 0.925%, 04/01/22	16,268
8,535	VAR, 0.955%, 03/01/22	8,536
295	VAR, 2.250%, 08/01/34	318
5,191	VAR, 6.070%, 11/01/18	5,600
7,310	1.519%, 12/01/19	7,140
7,250	1.550%, 01/01/20	7,082
13,000	1.632%, 01/01/20	12,751
8,968	1.690%, 12/01/19	8,774
6,868	1.800%, 12/01/19	6,811
20,142	1.940%, 01/01/17 - 07/01/19	20,226
8,968	2.056%, 01/01/17	8,959
13,452	2.066%, 12/01/20	13,187
80,712	2.077%, 06/01/20	80,796
42,778	2.097%, 08/01/19	42,878
6,259	2.170%, 06/01/19	6,321
8,618	2.190%, 05/01/19	8,753
17,820	2.211%, 04/01/19	18,075
4,435	2.221%, 01/01/23	4,314
6,502	2.273%, 07/01/19	6,597
5,829	2.314%, 12/01/22	5,709
9,308	2.356%, 12/01/22	9,133
10,018	2.370%, 01/01/23	9,883
3,472	2.397%, 12/01/22	3,418
13,447	2.400%, 01/01/23	13,293
15,437	2.407%, 01/01/23	15,193
33,826	2.418%, 12/01/22 - 01/01/23	33,305
26,765	2.449%, 07/01/19 - 11/01/22	26,908
11,210	2.450%, 02/01/23	10,960
12,324	2.459%, 11/01/22 - 12/01/22	12,180
15,485	2.469%, 10/01/22 - 12/01/22	15,316
26,913	2.480%, 12/01/22 - 02/01/23	26,590
9,512	2.490%, 10/01/17 - 11/01/22	9,594
18,810	2.500%, 12/01/22 - 06/01/23	18,564
8,251	2.510%, 01/01/23	8,090
16,431	2.521%, 11/01/22 - 01/01/23	16,295
33,111	2.531%, 06/01/19 - 01/01/23	33,351
7,946	2.552%, 09/01/22 - 11/01/22	7,852
7,174	2.573%, 03/01/23	7,097
12,555	2.583%, 04/01/23	12,357
6,999	2.600%, 01/01/23	7,012
37,531	2.604%, 10/01/22 - 05/01/23	36,962
2,690	2.624%, 05/01/23	2,666
14,986	2.635%, 11/01/22	14,982
3,191	2.640%, 04/01/23	3,184
8,968	2.650%, 08/01/22	8,956

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,381	2.655%, 10/01/22	5,392
6,149	2.660%, 06/01/23	6,141
5,426	2.670%, 07/01/22	5,465
7,724	2.686%, 06/01/22	7,778
12,440	2.690%, 10/01/17 - 07/01/22	12,670
5,712	2.703%, 04/01/23	5,740
5,201	2.707%, 10/01/17	5,392
5,941	2.722%, 10/01/22	5,978
3,587	2.728%, 07/01/23	3,558
2,801	2.748%, 12/01/22	2,801
10,780	2.759%, 07/01/22	10,891
19,729	2.764%, 06/01/23	19,971
14,797	2.790%, 04/01/22	15,025
10,290	2.831%, 05/01/22	10,454
8,603	2.841%, 03/01/22	8,558
13,945	2.852%, 06/01/22	14,109
22,420	2.862%, 05/01/22 - 06/01/23	22,727
9,903	2.914%, 07/01/22	10,103
12,954	2.955%, 05/01/22	13,254
12,578	2.970%, 11/01/18	13,107
8,636	2.996%, 05/01/22	8,855
39,655	3.000%, 02/01/22 - 02/01/43	39,637
9,496	3.038%, 05/01/22	9,762
10,762	3.040%, 12/01/18	11,306
11,877	3.050%, 04/01/22	12,296
17,005	3.069%, 01/01/22 - 03/01/22	17,515
19,730	3.079%, 07/01/22	20,322
2,570	3.089%, 02/01/22	2,653
6,987	3.100%, 05/01/22	7,253
16,737	3.120%, 01/01/22 - 05/01/22	17,374
16,586	3.131%, 12/01/21 - 01/01/22	17,186
7,497	3.162%, 02/01/22	7,753
12,545	3.182%, 03/01/22 - 04/01/22	13,006
21,842	3.193%, 01/01/22 - 02/01/22	22,692
8,643	3.224%, 05/01/22	8,984
5,227	3.230%, 11/01/20	5,500
24,902	3.244%, 02/01/22 - 03/01/22	25,932
7,079	3.290%, 10/01/20	7,473
7,174	3.306%, 01/01/22	7,516
2,690	3.317%, 03/01/22	2,811
12,482	3.320%, 05/01/22 - 05/01/24	12,934
6,926	3.379%, 11/01/20	7,314
3,446	3.420%, 12/01/21	3,632
4,133	3.440%, 12/01/21	4,377
5,720	3.461%, 11/01/20	6,052
7,174	3.472%, 10/01/20	7,596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
8,968	3.492%, 01/01/18	9,501
123,955	3.500%, 12/01/32 - 06/01/43	127,708
2,381	3.503%, 08/01/17	2,516
3,127	3.513%, 10/01/21	3,314
5,610	3.520%, 01/01/18	5,965
17,293	3.544%, 09/01/20 - 11/01/21	18,355
3,961	3.558%, 01/01/21	4,243
23,280	3.590%, 10/01/20 - 08/01/23	24,962
7,623	3.596%, 12/01/20	8,114
1,696	3.600%, 09/01/20	1,816
17,342	3.616%, 09/01/20 - 10/01/20	18,486
25,180	3.621%, 09/01/20	26,839
3,012	3.630%, 10/25/29 (d)	3,111
8,375	3.639%, 12/01/20	8,955
21,307	3.658%, 01/01/18 - 10/01/20	22,707
8,968	3.709%, 10/01/21	9,595
16,375	3.740%, 07/01/20 - 08/01/20	17,653
17,109	3.743%, 06/01/18	18,321
2,690	3.751%, 01/01/18	2,867
11,225	3.761%, 06/01/18 - 01/01/25	11,925
42,150	3.792%, 07/01/23	45,155
5,111	3.800%, 03/01/18	5,477
3,174	3.802%, 09/01/20	3,413
3,371	3.823%, 12/01/20	3,628
4,932	3.864%, 07/01/23	5,302
15,417	3.881%, 09/01/21	16,658
34,712	3.895%, 01/01/21 - 09/01/21	37,480
6,517	3.906%, 09/01/21	7,053
8,968	3.926%, 08/01/20	9,601
13,066	3.930%, 07/01/20	14,198
8,968	3.940%, 07/01/21	9,718
12,555	3.947%, 06/01/17	13,323
21,490	3.957%, 12/01/20 - 12/01/21	23,130
8,722	3.960%, 08/01/20	9,497
22,916	3.978%, 09/01/20 - 09/01/21	24,862
8,968	3.980%, 11/01/16	9,058
8,559	3.988%, 07/01/21	9,296
10,224	3.999%, 01/01/21	11,102
39,259	4.000%, 04/01/20 - 07/01/42	41,679
31,321	4.019%, 08/01/20 - 09/01/21	34,024
6,164	4.045%, 10/01/20	6,699
5,849	4.050%, 09/01/21	6,370
3,559	4.061%, 01/01/21	3,872
13,445	4.081%, 07/01/20	14,668
5,612	4.102%, 06/01/21	6,128
4,775	4.123%, 07/01/21	5,230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,148	4.130%, 07/01/20	6,741
6,009	4.154%, 06/01/21	6,557
5,805	4.185%, 01/01/21 - 08/01/21	6,356
8,669	4.195%, 07/01/21	9,526
27,840	4.201%, 07/01/20	30,448
15,955	4.205%, 10/01/21	17,569
6,064	4.236%, 06/01/21	6,681
8,968	4.250%, 04/01/21	9,947
14,589	4.267%, 11/01/19 - 08/01/21	16,031
7,613	4.271%, 06/01/21	8,347
16,657	4.281%, 01/01/20	18,117
15,332	4.298%, 03/01/21	16,921
7,242	4.302%, 01/01/21	8,043
8,602	4.317%, 07/01/21	9,557
16,771	4.319%, 12/01/19 - 09/01/23	18,380
4,854	4.329%, 06/01/21	5,358
4,397	4.330%, 02/01/21	4,882
13,069	4.350%, 04/01/20	14,457
20,161	4.368%, 04/01/20	22,381
10,165	4.369%, 02/01/20	11,232
21,365	4.380%, 01/01/21	23,725
18,267	4.381%, 11/01/19 - 06/01/21	20,192
6,750	4.390%, 05/01/21	7,513
6,816	4.391%, 04/01/21	7,560
55,153	4.399%, 02/01/20	61,065
27,951	4.402%, 12/01/19 - 07/01/21	30,902
6,869	4.443%, 08/01/20 - 04/01/21	7,588
6,439	4.474%, 04/01/21	7,156
16,142	4.484%, 06/01/21	17,883
2,466	4.500%, 03/01/20	2,724
13,410	4.505%, 05/01/21	14,930
17,937	4.514%, 12/01/19	19,957
2,948	4.540%, 01/01/20	3,261
2,511	4.546%, 02/01/20	2,783
9,814	4.552%, 08/01/26	10,767
3,763	4.598%, 01/01/21	4,193
8,071	4.629%, 06/01/21	8,965
24,662	4.650%, 08/01/21	27,574
10,290	4.664%, 12/01/26	11,302
9,471	4.762%, 08/01/26	10,702
6,027	4.766%, 08/01/26	6,813
11,189	4.794%, 01/01/21	12,575
2,558	5.000%, 04/01/31 - 12/01/32	2,852
7,842	5.414%, 05/01/17	8,432
4,009	5.500%, 03/01/17 - 06/01/39	4,307
11,995	5.913%, 10/01/17	13,342

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4,608	6.000%, 02/01/36 - 11/01/48	5,115
2,965	6.500%, 04/01/36 - 05/01/37	3,413
1,800	7.000%, 02/01/36 - 01/01/38	2,055
60	7.500%, 10/01/37	65
291	8.000%, 11/01/37	329
65	10.561%, 04/15/19	73
	Government National Mortgage Association II, 30 Year, Single Family,
3,716	5.500%, 09/20/39	4,133
21,101	6.000%, 03/20/28 - 08/20/39	23,853
1,613	6.500%, 07/20/29	1,861
706	7.000%, 08/20/38	794
122	7.500%, 02/20/28 - 09/20/28	146
227	8.000%, 12/20/25 - 09/20/28	268
111	8.500%, 03/20/25 - 05/20/25	127
	Government National Mortgage Association II, Other,
4,616	4.462%, 05/20/63	5,066
174	6.000%, 11/20/38	186
	Government National Mortgage Association, 15 Year, Single Family,
47	6.000%, 10/15/17	49
58	6.500%, 06/15/17	61
32	8.000%, 01/15/16	32
	Government National Mortgage Association, 30 Year, Single Family,
4,635	5.500%, 04/15/33 - 09/15/34	5,310
169	6.000%, 11/15/28	191
3,729	6.500%, 01/15/24 - 12/15/35	4,305
7,067	7.000%, 08/15/23 - 04/15/37	8,241
1,166	7.500%, 11/15/22 - 10/15/37	1,312
40	8.000%, 07/15/22 - 08/15/28	42
9	8.500%, 03/15/17 - 11/15/17	10
27	9.000%, 08/15/16 - 11/15/24	31
1,482	9.500%, 09/15/18 - 12/15/25	1,668
2	12.000%, 11/15/19	2

	Total Mortgage Pass-Through Securities (Cost $3,568,174)	3,656,860

Municipal Bonds — 0.3%
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,906
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,470

		7,376

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,849

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,787
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,742
21,705	Series 174, Rev., 4.458%, 10/01/62	22,820

		39,349

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,736
9,576	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[3]	10,354

		27,090

	Total Municipal Bonds (Cost $67,914)	78,664

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	30,112
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,472
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,439

	Total Supranational (Cost $46,414)	47,023

U.S. Government Agency Securities — 2.5%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,429
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,352
9,865	5.500%, 07/15/36	13,074
3,654	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	4,126
23,765	Federal National Mortgage Association, Zero Coupon, 06/01/17	23,080
	Federal National Mortgage Association STRIPS,
7,707	Zero Coupon, 11/15/21	6,464
8,071	Zero Coupon, 05/15/30	4,656
	Financing Corp.,
3,506	Zero Coupon, 11/30/17	3,352
1,688	Zero Coupon, 04/06/18	1,599
59,680	Zero Coupon, 05/11/18	56,362

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
2,399	Zero Coupon, 08/03/18	2,253
3,606	Zero Coupon, 08/03/18	3,386
1,795	Zero Coupon, 03/07/19	1,655
24,034	Zero Coupon, 04/05/19	22,104
27,586	Zero Coupon, 09/26/19	24,951
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,436
5,741	Zero Coupon, 04/01/16	5,625
11,944	Zero Coupon, 04/01/19	10,872
	Residual Funding Corp. STRIPS,
117,650	Zero Coupon, 10/15/19	106,516
216,801	Zero Coupon, 07/15/20	191,386
50,759	Zero Coupon, 10/15/20	44,402
19,730	Zero Coupon, 01/15/21	17,126
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	2,937
8,246	5.250%, 09/15/39	10,278
493	5.500%, 06/15/38	630
7,668	5.880%, 04/01/36	10,236
	Tennessee Valley Authority STRIPS,
3,711	Zero Coupon, 12/15/17	3,491
6,731	Zero Coupon, 01/15/19	6,172
10,762	Zero Coupon, 05/01/19	9,791
17,495	Zero Coupon, 11/01/25	12,185
3,119	Zero Coupon, 07/15/28	1,902
2,242	Zero Coupon, 06/15/35	1,009

	Total U.S. Government Agency Securities (Cost $613,602)	610,837

U.S. Treasury Obligations — 23.1%
	U.S. Treasury Bonds,
4,500	3.500%, 02/15/39	4,896
300	4.250%, 05/15/39	367
43,590	4.375%, 02/15/38	54,058
61,911	4.500%, 02/15/36	78,056
8,861	4.500%, 05/15/38	11,194
1,794	4.500%, 08/15/39	2,275
34,370	4.750%, 02/15/37	44,848
49,756	5.000%, 05/15/37	67,077
583	5.250%, 11/15/28	764
12,087	5.250%, 02/15/29	15,847
20,688	5.375%, 02/15/31	27,906
12,869	5.500%, 08/15/28	17,194
4,080	6.125%, 11/15/27	5,705
5,249	6.125%, 08/15/29	7,491
6,861	6.250%, 05/15/30	9,983
3,360	6.375%, 08/15/27	4,782

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,547	6.625%, 02/15/27	9,432
3,695	6.750%, 08/15/26	5,335
5,937	7.125%, 02/15/23	8,213
12,546	7.250%, 08/15/22	17,290
50,572	7.500%, 11/15/16	58,150
4,000	7.875%, 02/15/21	5,457
15,674	8.000%, 11/15/21	21,968
14,932	8.125%, 05/15/21	20,752
41,000	8.500%, 02/15/20	55,526
17,000	8.750%, 05/15/20	23,465
54,785	8.750%, 08/15/20	76,241
71,520	8.875%, 08/15/17	88,014
8,968	11.250%, 02/15/15	9,417
	U.S. Treasury Coupon STRIPS,
4,100	1.715%, 11/15/18 (n)	3,852
96,137	1.778%, 05/15/21 (n)	83,601
26,456	1.991%, 05/15/18 (n)	25,189
10,000	2.003%, 11/15/19 (n)	9,113
27,642	2.068%, 02/15/20 (n)	25,005
132,665	2.263%, 02/15/21 (n)	116,395
12,000	2.486%, 11/15/23 (n)	9,579
118,046	2.512%, 11/15/21 (n)	100,928
85,800	2.515%, 11/15/22 (n)	70,917
65,981	2.530%, 05/15/22 (n)	55,474
13,000	2.540%, 08/15/23 (n)	10,467
80,342	2.557%, 08/15/18 (n)	75,984
169,956	2.576%, 02/15/22 (n)	144,091
207,580	2.593%, 05/15/23 (n)	168,567
80,800	2.620%, 08/15/22 (n)	67,388
282,957	2.797%, 02/15/23 (n)	231,668
43,720	2.860%, 11/15/16 (n)	43,094
186,907	3.042%, 08/15/20 (n)	166,360
14,608	3.061%, 08/15/26 (n)	10,571
16,680	3.069%, 05/15/35 (n)	8,764
26,512	3.162%, 08/15/29 (n)	17,112
21,613	3.162%, 11/15/34 (n)	11,557
151,684	3.187%, 02/15/27 (n)	107,731
88,443	3.209%, 11/15/27 (n)	61,019
52,661	3.280%, 08/15/21 (n)	45,423
67,350	3.345%, 05/15/31 (n)	40,822
180,863	3.347%, 08/15/19 (n)	166,171
76,828	3.356%, 11/15/26 (n)	55,078
54,766	3.367%, 02/15/32 (n)	32,287
309,451	3.377%, 05/15/20 (n)	277,754
25,155	3.407%, 08/15/34 (n)	13,565
26,375	3.412%, 08/15/32 (n)	15,267

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
16,500	3.464%, 02/15/33 (n)	9,383
53,052	3.484%, 02/15/29 (n)	34,880
110,247	3.533%, 05/15/32 (n)	64,426
111,374	3.536%, 05/15/19 (n)	103,020
47,938	3.601%, 11/15/32 (n)	27,516
36,285	3.641%, 08/15/17 (n)	35,238
72,252	3.691%, 02/15/31 (n)	44,169
52,436	3.722%, 11/15/30 (n)	32,376
74,071	3.728%, 11/15/31 (n)	44,078
16,982	3.732%, 08/15/28 (n)	11,383
46,760	3.737%, 11/15/28 (n)	31,052
93,147	3.745%, 02/15/17 (n)	91,362
44,705	3.754%, 05/15/33 (n)	25,199
15,906	3.821%, 02/15/35 (n)	8,428
34,956	3.834%, 11/15/29 (n)	22,357
34,788	3.892%, 08/15/31 (n)	20,881
31,792	3.922%, 02/15/18 (n)	30,461
67,515	4.006%, 02/15/28 (n)	46,126
29,295	4.011%, 11/15/24 (n)	22,601
34,461	4.053%, 08/15/16 (n)	34,084
30,716	4.067%, 02/15/34 (n)	16,856
6,700	4.094%, 02/15/26 (n)	4,944
72,136	4.149%, 05/15/30 (n)	45,312
45,886	4.168%, 08/15/27 (n)	31,973
15,100	4.236%, 05/15/34 (n)	8,217
43,209	4.309%, 11/15/33 (n)	23,922
10,134	4.453%, 05/15/28 (n)	6,857
82,771	4.541%, 11/15/17 (n)	79,802
11,591	4.631%, 08/15/24 (n)	9,024
1,525	4.646%, 08/15/35 (n)	795
20,963	4.787%, 08/15/33 (n)	11,708
19,999	4.875%, 05/15/26 (n)	14,604
104,213	4.879%, 02/15/30 (n)	66,108
2,870	5.127%, 05/15/29 (n)	1,870
30,088	5.446%, 08/15/30 (n)	18,726
17,309	5.452%, 05/15/27 (n)	12,177
6,278	5.464%, 05/15/24 (n)	4,929
1,076	5.528%, 02/15/24 (n)	852
1,054	5.566%, 05/15/36 (n)	536
2,421	5.663%, 05/15/25 (n)	1,835
5,151	5.949%, 02/15/25 (n)	3,938
62,607	8.229%, 02/15/16 (n)	62,304
24	12.251%, 08/15/15 (n)	24
	U.S. Treasury Inflation Indexed Bonds,
3,587	2.500%, 01/15/29	5,085
9,066	3.625%, 04/15/28	18,925

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,940
22,420	0.500%, 04/15/15	24,769
4,260	1.125%, 01/15/21	4,977
	U.S. Treasury Notes,
2,128	0.875%, 01/31/18	2,107
13,000	1.000%, 06/30/19	12,622
20,788	1.000%, 11/30/19	20,042
16,770	1.250%, 10/31/18	16,638
139,801	1.375%, 11/30/18	139,320
6,278	1.375%, 12/31/18	6,249
51,639	1.500%, 08/31/18	51,861
6,000	1.625%, 08/15/22	5,767
7,000	1.750%, 05/15/22	6,810
2,500	2.000%, 11/30/20	2,510
14,750	2.000%, 02/15/22	14,657
33,368	2.125%, 08/31/20	33,837
11,000	2.125%, 01/31/21	11,110
50,445	2.125%, 08/15/21	50,740
1,794	2.250%, 11/30/17	1,860
23,317	2.625%, 01/31/18	24,446
66,991	2.625%, 08/15/20	69,859
26,904	2.625%, 11/15/20	28,016
2,242	2.750%, 11/30/16	2,348
46,175	2.750%, 05/31/17	48,531
12,681	2.750%, 12/31/17	13,346
27,451	2.875%, 03/31/18	29,029
29,550	3.125%, 10/31/16	31,150
1,794	3.125%, 01/31/17	1,898
110,041	3.125%, 04/30/17	116,704
180,518	3.125%, 05/15/19	193,098
20,000	3.125%, 05/15/21	21,444
176,535	3.250%, 12/31/16	187,017
54,705	3.250%, 03/31/17	58,128
47,007	3.500%, 02/15/18	50,679
17,039	3.625%, 02/15/21	18,789
29,447	4.250%, 11/15/17	32,376
44,128	4.500%, 05/15/17	48,417
8,520	4.625%, 02/15/17	9,326
63,462	4.750%, 08/15/17	70,443

	Total U.S. Treasury Obligations (Cost $5,388,187)	5,677,699

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 0.4%
	Financials — 0.4%
	Real Estate Management & Development — 0.4%
13,253	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.500%, 04/10/15 (i)	13,187
16,714	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	16,631
39,160	Progress Residential LP, Revolving Loan, VAR, 4.000%, 09/04/15 (i)	38,964
37,736	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	37,547

	Total Loan Assignments (Cost $106,863)	106,329

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.8%
	Investment Company — 4.8%
1,186,381	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $1,186,381)	1,186,381

	Total Investments — 99.6% (Cost $23,604,015)	24,498,113
	Other Assets in Excess of Liabilities — 0.4%	106,507

	NET ASSETS — 100.0%	$24,604,620

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 11.2%
1,440	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	1,452
	Accredited Mortgage Loan Trust,
891	Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	866
820	Series 2006-2, Class A3, VAR, 0.305%, 09/25/36	803
444	Ally Auto Receivables Trust, Series 2012-1, Class A4, 1.210%, 07/15/16	446
	American Credit Acceptance Receivables Trust,
278	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	278
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	951
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,734
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,055
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,198
	AmeriCredit Automobile Receivables Trust,
55	Series 2012-1, Class A3, 1.230%, 09/08/16	55
724	Series 2012-3, Class A3, 0.960%, 01/09/17	725
1,962	Series 2012-4, Class A3, 0.670%, 06/08/17	1,964
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
488	Series 2003-5, Class A6, SUB, 4.314%, 04/25/33	498
126	Series 2003-13, Class AF6, SUB, 4.752%, 01/25/34	126
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	708
6	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	6
1,811	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	1,815
	Bear Stearns Asset-Backed Securities Trust,
525	Series 2003-SD2, Class 2A, VAR, 2.842%, 06/25/43	528
723	Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	692
1,041	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,037
1,751	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,759
	CarFinance Capital Auto Trust,
1,667	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,693

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,535
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e) (i)	4,550
4,006	Carnow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,007
	Centex Home Equity Loan Trust,
221	Series 2001-B, Class A6, 6.360%, 07/25/32	222
411	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	418
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	136
631	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	649
	CFC LLC,
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,198
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,754
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	4,007
88	Chase Funding Trust, Series 2003-6, Class 1A4, 4.499%, 11/25/34	88
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,768
	CNH Equipment Trust,
60	Series 2011-B, Class A3, 0.910%, 08/15/16	60
19	Series 2012-C, Class A3, 0.570%, 12/15/17	19
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	5,009
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (i)	4,966
	Countrywide Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.715%, 04/25/34	277
533	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	509
62	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	59
1,539	Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	1,465
	CPS Auto Receivables Trust,
212	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	216
2,681	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,717

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
672	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	672
	CPS Auto Trust,
901	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	911
536	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	538
	Credit Acceptance Auto Loan Trust,
228	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	229
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,751
83	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	92
455	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	459
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,112
987	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	989
2,328	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	2,332
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,129
	Federal National Mortgage Association REMIC Trust,
10	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	10
26	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	26
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	3,006
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,950
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	4,000
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	503
1,344	FRT Trust, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	1,355
4,098	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	4,100
894	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	970

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	GLC Trust,
9,609	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	9,561
4,804	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	4,708
	GMAT Trust,
1,174	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,177
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,772
750	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	750
	HLSS Servicer Advance Receivables Trust,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,024
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,302
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,270
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	507
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	452
266	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	269
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	84
	HSBC Home Equity Loan Trust USA,
172	Series 2006-1, Class A1, VAR, 0.316%, 01/20/36	171
401	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	398
394	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	398
520	Series 2007-3, Class APT, VAR, 1.356%, 11/20/36	520
220	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	221
272	Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	273
	KGS-Alpha Capital Markets LP,
38,982	VAR, IO, 11.244%, 08/25/38 (n)	1,493
37,608	Series 2012-4, VAR, IO, 9.640%, 09/25/37 (n)	1,792
24,037	Series 2013-2, VAR, IO, 18.053%, 03/25/39	1,382
215	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	214

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
	Long Beach Mortgage Loan Trust,
112	Series 2004-1, Class M3, VAR, 1.205%, 02/25/34	104
28	Series 2004-5, Class M6, VAR, 2.655%, 09/25/34 (i)	4
	LV Tower 52 Issuer LLC,
7,855	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	7,862
3,432	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	3,432
	Mid-State Capital Corp. Trust,
193	Series 2005-1, Class A, 5.745%, 01/15/40	208
4,585	Series 2005-1, Class M1, 6.106%, 01/15/40	4,967
2,219	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,337
2,693	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,775
1,076	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,127
501	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.405%, 03/25/33	464
	Nationstar Agency Advance Funding Trust,
1,547	Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,546
550	Series 2013-T2A, Class CT2, 3.228%, 02/18/48 (e)	553
	New Century Home Equity Loan Trust,
964	Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	991
610	Series 2005-1, Class M1, VAR, 0.830%, 03/25/35	576
4,747	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,740
	OnDeck Asset Securitization Trust LLC,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,399
2,000	Series 2014-1A, Class B, 6.900%, 05/17/18 (e)	2,021
	OneMain Financial Issuance Trust,
9,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	9,000
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,538
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	455
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,943

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,266
1,330	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.175%, 09/25/34	1,318
671	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	673
5,300	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,340
2,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,725
47	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.585%, 09/25/35	47
1,028	Real Estate Asset Trust, Series 2013-2A, Class A2, VAR, 5.682%, 07/25/43 (e) (i)	1,028
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,548
453	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	445
	Santander Drive Auto Receivables Trust,
17	Series 2012-3, Class A3, 1.080%, 04/15/16	17
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,458
792	Series 2012-5, Class A3, 0.830%, 12/15/16	793
273	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.509%, 01/25/36	204
1,273	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,273
1,599	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.235%, 06/25/37	951
	SpringCastle America Funding LLC,
3,318	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	3,331
9,673	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	9,700
	Springleaf Funding Trust,
2,250	Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,263
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	5,987
476	Stanwich Mortgage Loan Co. LLC, Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	476
2,110	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	2,107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
18	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.245%, 06/25/37	17
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,613
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	1,350
10,735	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53	10,569
1,385	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	1,389
1,383	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,267
	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,660
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,750
10,000	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	9,869
4,270	VOLT NPL IX LLC, Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	4,270
340	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	341
5,244	VOLT XIX LLC, Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,258
4,683	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	4,583
1,999	VOLT XX LLC, Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	2,007
5,165	VOLT XXII LLC, Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	5,150
4,161	VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	4,176
4,647	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	4,656
	Westgate Resorts LLC,
264	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	266
1,582	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,596
1,601	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	1,604
403	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	403

	Total Asset-Backed Securities (Cost $305,463)	307,676

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — 13.9%
	Agency CMO — 8.3%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
114	Series 23, Class KZ, 6.500%, 11/25/23	128
765	Series 24, Class J, 6.250%, 11/25/23	851
138	Series 31, Class Z, 8.000%, 04/25/24	157
	Federal Home Loan Mortgage Corp. REMIC,
6	Series 11, Class D, 9.500%, 07/15/19	7
8	Series 38, Class D, 9.500%, 05/15/20	9
4	Series 81, Class A, 8.125%, 11/15/20	4
8	Series 84, Class F, 9.200%, 10/15/20	9
5	Series 109, Class I, 9.100%, 01/15/21	5
1	Series 198, Class Z, 8.500%, 09/15/22	1
77	Series 1316, Class Z, 8.000%, 06/15/22	86
24	Series 1343, Class LB, 7.500%, 08/15/22	28
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	13
54	Series 1456, Class Z, 7.500%, 01/15/23	60
347	Series 1543, Class VN, 7.000%, 07/15/23	392
262	Series 1577, Class PV, 6.500%, 09/15/23	292
590	Series 1608, Class L, 6.500%, 09/15/23	646
578	Series 1611, Class Z, 6.500%, 11/15/23	649
534	Series 1628, Class LZ, 6.500%, 12/15/23	587
238	Series 1630, Class PK, 6.000%, 11/15/23	264
737	Series 1671, Class I, 7.000%, 02/15/24	821
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	20
49	Series 1695, Class G, HB, IF, 28.431%, 03/15/24	84
32	Series 1710, Class GB, HB, IF, 42.834%, 04/15/24	59
122	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	34
62	Series 2022, Class PE, 6.500%, 01/15/28	69
470	Series 2033, Class K, 6.050%, 08/15/23	505
396	Series 2036, Class PG, 6.500%, 01/15/28	439
64	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
1,142	Series 2091, Class PG, 6.000%, 11/15/28	1,266
253	Series 2116, Class ZA, 6.000%, 01/15/29	280
74	Series 2148, Class ZA, 6.000%, 04/15/29	82
194	Series 2201, Class C, 8.000%, 11/15/29	225
44	Series 2261, Class ZY, 7.500%, 10/15/30	50
406	Series 2293, Class ZA, 6.000%, 03/15/31	448
2	Series 2297, Class NB, 6.000%, 03/15/16	2
63	Series 2310, Class Z, 6.000%, 04/15/31	71
28	Series 2313, Class LA, 6.500%, 05/15/31	31

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
221	Series 2325, Class JO, PO, 06/15/31	201
626	Series 2330, Class PE, 6.500%, 06/15/31	702
75	Series 2344, Class QG, 6.000%, 08/15/16	78
59	Series 2368, Class TG, 6.000%, 10/15/16	61
160	Series 2394, Class MC, 6.000%, 12/15/16	167
63	Series 2399, Class PG, 6.000%, 01/15/17	65
300	Series 2410, Class QB, 6.250%, 02/15/32	326
2,070	Series 2427, Class GE, 6.000%, 03/15/32	2,298
1,557	Series 2430, Class WF, 6.500%, 03/15/32	1,754
326	Series 2466, Class DH, 6.500%, 06/15/32	367
1,058	Series 2530, Class SK, IF, IO, 7.945%, 06/15/29	239
108	Series 2534, Class SI, HB, IF, 20.657%, 02/15/32	163
894	Series 2543, Class YX, 6.000%, 12/15/32	995
537	Series 2557, Class HL, 5.300%, 01/15/33	586
831	Series 2586, Class IO, IO, 6.500%, 03/15/33	148
252	Series 2594, Class IV, IO, 7.000%, 03/15/32	50
9	Series 2602, Class BX, 3.500%, 12/15/22	9
613	Series 2610, Class UI, IO, 6.500%, 05/15/33	113
995	Series 2636, Class Z, 4.500%, 06/15/18	1,044
60	Series 2643, Class SA, HB, IF, 44.492%, 03/15/32	124
51	Series 2650, Class PO, PO, 12/15/32	51
62	Series 2650, Class SO, PO, 12/15/32	60
297	Series 2656, Class AC, 6.000%, 08/15/33	325
845	Series 2656, Class PE, 4.500%, 07/15/18	888
898	Series 2699, Class W, 5.500%, 11/15/33	978
41	Series 2707, Class KJ, 5.000%, 11/15/18	42
705	Series 2733, Class SB, IF, 7.871%, 10/15/33	796
450	Series 2756, Class NA, 5.000%, 02/15/24	484
120	Series 2764, Class S, IF, 13.363%, 07/15/33	145
597	Series 2801, Class JN, 5.000%, 06/15/33	615
980	Series 2845, Class QH, 5.000%, 08/15/34	1,078
864	Series 2864, Class NS, IF, IO, 6.945%, 09/15/34	76
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,682
186	Series 2934, Class CI, 5.000%, 01/15/34	193
81	Series 2980, Class QB, 6.500%, 05/15/35	91
750	Series 2989, Class TG, 5.000%, 06/15/25	815
155	Series 2990, Class SL, HB, IF, 23.925%, 06/15/34	215

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
1,746	Series 2994, Class SC, IF, IO, 5.445%, 02/15/33	148
352	Series 2995, Class FT, VAR, 0.405%, 05/15/29	352
1,321	Series 3005, Class ED, 5.000%, 07/15/25	1,452
87	Series 3005, Class PV, IF, 12.485%, 10/15/33	103
907	Series 3028, Class ME, 5.000%, 02/15/34	940
403	Series 3031, Class BN, HB, IF, 21.274%, 08/15/35	591
982	Series 3059, Class B, 5.000%, 02/15/35	1,033
300	Series 3062, Class HE, 5.000%, 01/15/34	305
426	Series 3064, Class OG, 5.500%, 06/15/34	449
18	Series 3068, Class AO, PO, 01/15/35	18
384	Series 3117, Class EO, PO, 02/15/36	354
143	Series 3134, Class PO, PO, 03/15/36	132
162	Series 3138, Class PO, PO, 04/15/36	152
664	Series 3152, Class MO, PO, 03/15/36	618
616	Series 3184, Class YO, PO, 03/15/36	502
3,848	Series 3187, Class Z, 5.000%, 07/15/36	4,148
373	Series 3189, Class PC, 6.000%, 08/15/35	384
1,489	Series 3201, Class IN, IF, IO, 6.095%, 08/15/36	228
2,731	Series 3202, Class HI, IF, IO, 6.495%, 08/15/36	398
938	Series 3219, Class PD, 6.000%, 11/15/35	990
636	Series 3274, Class B, 6.000%, 02/15/37	691
284	Series 3292, Class DO, PO, 03/15/37	262
1,322	Series 3305, Class IW, IF, IO, 6.295%, 04/15/37	205
61	Series 3306, Class TB, IF, 2.905%, 04/15/37	62
53	Series 3306, Class TC, IF, 2.365%, 04/15/37	54
174	Series 3331, Class PO, PO, 06/15/37	158
296	Series 3383, Class OP, PO, 11/15/37	272
523	Series 3531, Class SM, IF, IO, 5.945%, 05/15/39	69
101	Series 3542, Class TN, IF, 6.000%, 07/15/36	108
264	Series 3546, Class A, VAR, 2.056%, 02/15/39	266
647	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	98
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,207
1,707	Series 3609, Class SA, IF, IO, 6.185%, 12/15/39	393

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
658	Series 3610, Class CA, 4.500%, 12/15/39	711
246	Series 3611, Class PO, PO, 07/15/34	228
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,705
561	Series 3653, Class HJ, 5.000%, 04/15/40	613
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,766
966	Series 3737, Class DG, 5.000%, 10/15/30	1,054
1,440	Series 3747, Class HI, IO, 4.500%, 07/15/37	150
1,186	Series 3827, Class BD, 4.000%, 08/15/39	1,261
881	Series 3852, Class TP, IF, 5.500%, 05/15/41	936
727	Series 3855, Class AM, 6.500%, 11/15/36	815
677	Series 3890, Class ET, 5.500%, 11/15/23	745
5,463	Series 4030, Class IL, IO, 3.500%, 04/15/27	668
10,244	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,679
	Federal Home Loan Mortgage Corp. STRIPS,
372	Series 186, Class PO, PO, 08/01/27	347
8,924	Series 262, Class 35, 3.500%, 07/15/42	9,116
3,729	Series 279, Class 35, 3.500%, 09/15/42	3,863
9,807	Series 323, Class 300, 3.000%, 01/15/44	9,858
10,375	Series 334, 3.000%, 08/15/44	10,219
801	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 1.516%, 10/25/37	786
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,444
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,814
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	649
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,158
8,935	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	9,471
	Federal National Mortgage Association Grantor Trust,
32,518	Series 2001-T12, Class IO, IO, VAR, 0.538%, 08/25/41	678
1,049	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,204
894	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,021
717	Series 2002-T4, Class A2, 7.000%, 12/25/41	826
1,338	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,588

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
64,866	Series 2002-T4, Class IO, IO, VAR, 0.420%, 12/25/41	1,018
634	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	717
439	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	497
512	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	598
8,370	Series 2004-T3, Class 1IO4, IO, VAR, 0.604%, 02/25/44	156
	Federal National Mortgage Association REMIC,
5	Series 1988-13, Class C, 9.300%, 05/25/18	5
46	Series 1989-72, Class E, 9.350%, 10/25/19	51
3	Series 1989-98, Class H, 11.500%, 12/25/19	3
4	Series 1990-1, Class D, 8.800%, 01/25/20	4
4	Series 1990-110, Class H, 8.750%, 09/25/20	4
3	Series 1990-117, Class E, 8.950%, 10/25/20	4
42	Series 1991-141, Class PZ, 8.000%, 10/25/21	47
19	Series 1992-31, Class M, 7.750%, 03/25/22	21
21	Series 1992-79, Class Z, 9.000%, 06/25/22	24
16	Series 1992-101, Class J, 7.500%, 06/25/22	17
213	Series 1992-200, Class SK, HB, IF, 24.096%, 11/25/22	338
17	Series 1993-23, Class PZ, 7.500%, 03/25/23	19
126	Series 1993-56, Class PZ, 7.000%, 05/25/23	143
71	Series 1993-60, Class Z, 7.000%, 05/25/23	78
141	Series 1993-79, Class PL, 7.000%, 06/25/23	158
242	Series 1993-141, Class Z, 7.000%, 08/25/23	270
108	Series 1993-149, Class M, 7.000%, 08/25/23	123
343	Series 1993-160, Class ZA, 6.500%, 09/25/23	378
41	Series 1993-165, Class SA, IF, 19.487%, 09/25/23	59
4	Series 1993-205, Class H, PO, 09/25/23	4
37	Series 1993-247, Class SM, HB, IF, 27.877%, 12/25/23	63
44	Series 1993-255, Class E, 7.100%, 12/25/23	49

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
415	Series 1994-29, Class Z, 6.500%, 02/25/24	471
60	Series 1994-65, Class PK, PO, 04/25/24	57
264	Series 1995-4, Class Z, 7.500%, 10/25/22	298
649	Series 1995-19, Class Z, 6.500%, 11/25/23	742
73	Series 1997-11, Class E, 7.000%, 03/18/27	82
264	Series 1997-20, Class D, 7.000%, 03/17/27	307
25	Series 1997-27, Class J, 7.500%, 04/18/27	28
778	Series 1997-37, Class SM, IF, IO, 7.845%, 12/25/22	127
417	Series 1997-42, Class EG, 8.000%, 07/18/27	485
370	Series 1997-63, Class ZA, 6.500%, 09/18/27	409
420	Series 1998-66, Class FB, VAR, 0.505%, 12/25/28	423
669	Series 1999-47, Class JZ, 8.000%, 09/18/29	774
242	Series 2000-8, Class Z, 7.500%, 02/20/30	288
289	Series 2001-4, Class PC, 7.000%, 03/25/21	318
321	Series 2001-14, Class Z, 6.000%, 05/25/31	355
437	Series 2001-16, Class Z, 6.000%, 05/25/31	483
349	Series 2001-36, Class ST, IF, IO, 8.345%, 11/25/30	110
917	Series 2001-72, Class SB, IF, IO, 7.345%, 12/25/31	238
1,769	Series 2001-81, Class HE, 6.500%, 01/25/32	1,958
82	Series 2002-11, Class QG, 5.500%, 03/25/17	84
127	Series 2002-19, Class SC, IF, 13.904%, 03/17/32	172
105	Series 2002-55, Class QE, 5.500%, 09/25/17	109
2,135	Series 2002-56, Class PE, 6.000%, 09/25/32	2,367
124	Series 2002-63, Class KC, 5.000%, 10/25/17	130
55	Series 2002-73, Class AN, 5.000%, 11/25/17	58
1,411	Series 2002-86, Class PG, 6.000%, 12/25/32	1,573
441	Series 2003-14, Class EH, IF, IO, 7.445%, 03/25/18	40
954	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,045
378	Series 2003-18, Class GT, 5.000%, 03/25/18	398
1,025	Series 2003-22, Class Z, 6.000%, 04/25/33	1,147

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
1,183	Series 2003-47, Class PE, 5.750%, 06/25/33	1,302
322	Series 2003-64, Class KS, IF, 9.442%, 07/25/18	354
81	Series 2003-64, Class SX, IF, 13.360%, 07/25/33	99
23	Series 2003-91, Class SD, IF, 12.242%, 09/25/33	28
240	Series 2003-106, Class WE, 4.500%, 11/25/22	243
242	Series 2004-8, Class GD, 4.500%, 10/25/32	247
341	Series 2004-72, Class F, VAR, 0.655%, 09/25/34	344
60	Series 2005-42, Class PS, IF, 16.613%, 05/25/35	78
49	Series 2005-51, Class MO, PO, 06/25/35	49
2,289	Series 2005-53, Class CS, IF, IO, 6.545%, 06/25/35	423
246	Series 2005-65, Class KO, PO, 08/25/35	224
1,597	Series 2005-72, Class WS, IF, IO, 6.595%, 08/25/35	230
571	Series 2005-84, Class XM, 5.750%, 10/25/35	621
574	Series 2005-87, Class PE, 5.000%, 12/25/33	584
201	Series 2005-90, Class ES, IF, 16.488%, 10/25/35	257
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,179
218	Series 2005-106, Class US, HB, IF, 23.998%, 11/25/35	328
136	Series 2005-116, Class PB, 6.000%, 04/25/34	142
1,019	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,119
904	Series 2006-20, Class IB, IF, IO, 6.435%, 04/25/36	120
404	Series 2006-22, Class AO, PO, 04/25/36	356
308	Series 2006-27, Class OH, PO, 04/25/36	293
274	Series 2006-59, Class QO, PO, 01/25/33	271
243	Series 2006-61, Class AP, 6.000%, 08/25/35	256
1,199	Series 2006-77, Class PC, 6.500%, 08/25/36	1,357
526	Series 2006-110, Class PO, PO, 11/25/36	488
857	Series 2006-114, Class HD, 5.500%, 10/25/35	897
370	Series 2006-128, Class PO, PO, 01/25/37	339
438	Series 2007-10, Class Z, 6.000%, 02/25/37	482

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
583	Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	91
12,885	Series 2007-54, Class IB, IF, IO, 6.255%, 06/25/37	1,908
207	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	31
564	Series 2007-71, Class GZ, 6.000%, 07/25/47	635
85	Series 2007-100, Class ND, 5.750%, 10/25/35	86
6,202	Series 2007-109, Class YI, IF, IO, 6.295%, 12/25/37	837
2,579	Series 2008-62, Class SM, IF, IO, 6.045%, 07/25/38	375
372	Series 2008-68, Class VK, 5.500%, 03/25/27	379
3,478	Series 2008-91, Class SI, IF, IO, 5.845%, 03/25/38	395
541	Series 2008-93, Class AM, 5.500%, 06/25/37	580
342	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	20
403	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	32
1,056	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	78
919	Series 2009-29, Class LA, VAR, 2.133%, 05/25/39	892
1,082	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	178
3,342	Series 2009-89, Class A1, 5.410%, 05/25/35	3,509
1,935	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	264
1,272	Series 2009-112, Class SW, IF, IO, 6.095%, 01/25/40	159
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,526
2,796	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	361
543	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	39
834	Series 2010-49, Class SC, IF, 12.350%, 03/25/40	989
3,004	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	497
689	Series 2010-111, Class AE, 5.500%, 04/25/38	734

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
898	Series 2011-19, Class ZY, 6.500%, 07/25/36	997
1,147	Series 2011-22, Class MA, 6.500%, 04/25/38	1,296
7,273	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	978
12,227	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,956
21,339	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,323
19	Series G-29, Class O, 8.500%, 09/25/21	22
9	Series G92-30, Class Z, 7.000%, 06/25/22	10
21	Series G92-62, Class B, PO, 10/25/22	20
	Federal National Mortgage Association REMIC Trust,
584	Series 2001-W3, Class A, VAR, 6.933%, 09/25/41	670
6,729	Series 2002-W10, Class IO, IO, VAR, 0.945%, 08/25/42	150
12,430	Series 2002-W7, Class IO1, IO, VAR, 0.928%, 06/25/29	383
242	Series 2003-W4, Class 2A, VAR, 6.364%, 10/25/42	270
26,209	Series 2004-W11, Class 1IO1, IO, VAR, 0.355%, 05/25/44	369
817	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	878
	Federal National Mortgage Association STRIPS,
2,065	Series 203, Class 2, IO, 8.000%, 02/25/23	494
340	Series 266, Class 2, IO, 7.500%, 08/25/24	77
1,927	Series 313, Class 1, PO, 06/25/31	1,749
449	Series 348, Class 30, IO, 5.500%, 12/25/18	37
427	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	34
400	Series 356, Class 42, IO, 5.500%, 12/25/19	38
635	Series 380, Class S36, IF, IO, 7.745%, 07/25/37	108
382	Series 383, Class 68, IO, 6.500%, 09/25/37	71
568	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	106
198	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	39
	Federal National Mortgage Association Trust,
25	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	27
335	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	364

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
667	Series 2004-W2, Class 1A, 6.000%, 02/25/44	731
180	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	209
465	Series 2004-W8, Class 3A, 7.500%, 06/25/44	544
814	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	917
760	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	851
	Government National Mortgage Association,
101	Series 1997-7, Class ZA, 9.000%, 05/16/27	117
20	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	24
208	Series 2000-9, Class Z, 8.000%, 06/20/30	248
1,684	Series 2002-4, Class TD, 7.000%, 01/20/32	1,892
1,094	Series 2002-13, Class QA, IF, IO, 7.895%, 02/16/32	244
32	Series 2002-47, Class HM, 6.000%, 07/16/32	37
3,237	Series 2002-68, Class SC, IF, IO, 5.545%, 10/16/32	614
1,577	Series 2002-84, Class PH, 6.000%, 11/16/32	1,800
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,331
178	Series 2003-52, Class SB, IF, 11.279%, 06/16/33	217
721	Series 2003-79, Class PV, 5.500%, 10/20/23	760
2,823	Series 2003-101, Class SK, IF, IO, 6.405%, 10/17/33	639
240	Series 2004-2, Class SA, IF, 19.962%, 01/16/34	392
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,178
3,516	Series 2004-59, Class SG, IF, IO, 6.344%, 07/20/34	638
32	Series 2004-73, Class AE, IF, 14.535%, 08/17/34	41
1,672	Series 2004-86, Class SP, IF, IO, 5.945%, 09/20/34	184
1,186	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	180
2,409	Series 2004-105, Class SN, IF, IO, 5.945%, 12/20/34	357
198	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	36

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
2,597	Series 2006-23, Class S, IF, IO, 6.344%, 01/20/36	243
2,276	Series 2006-26, Class S, IF, IO, 6.344%, 06/20/36	318
517	Series 2006-33, Class PK, 6.000%, 07/20/36	579
41	Series 2006-59, Class PC, 5.500%, 04/20/35	41
3,158	Series 2007-7, Class EI, IF, IO, 6.045%, 02/20/37	439
1,541	Series 2007-9, Class CI, IF, IO, 6.045%, 03/20/37	225
2,356	Series 2007-16, Class KU, IF, IO, 6.495%, 04/20/37	329
202	Series 2007-17, Class JO, PO, 04/16/37	180
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,270
2,982	Series 2007-24, Class SA, IF, IO, 6.355%, 05/20/37	417
778	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	117
619	Series 2007-67, Class SI, IF, IO, 6.355%, 11/20/37	84
150	Series 2008-29, Class PO, PO, 02/17/33	145
226	Series 2008-34, Class OC, PO, 06/20/37	154
1,082	Series 2008-40, Class PS, IF, IO, 6.345%, 05/16/38	169
1,988	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	359
130	Series 2008-43, Class NA, 5.500%, 11/20/37	138
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,863
4,719	Series 2008-50, Class SA, IF, IO, 6.074%, 06/20/38	608
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,693
1,627	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	289
2,946	Series 2009-16, Class SJ, IF, IO, 6.644%, 05/20/37	430
1,360	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	201
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	76
1,974	Series 2009-77, Class CS, IF, IO, 6.845%, 06/16/38	238
498	Series 2009-79, Class OK, PO, 11/16/37	466

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
419	Series 2009-81, Class A, 5.750%, 09/20/36	463
771	Series 2009-83, Class TS, IF, IO, 5.945%, 08/20/39	94
1,454	Series 2009-106, Class XL, IF, IO, 6.595%, 06/20/37	187
2,029	Series 2010-4, Class SB, IF, IO, 6.345%, 08/16/39	203
96	Series 2010-14, Class DO, PO, 03/20/36	96
253	Series 2010-14, Class QP, 6.000%, 12/20/39	271
733	Series 2010-31, Class SK, IF, IO, 5.945%, 11/20/34	108
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,901
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,619
1,182	Series 2010-157, Class OP, PO, 12/20/40	957
5,108	Series 2013-H04, Class BA, 1.650%, 02/20/63	5,060
230	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	232
	Vendee Mortgage Trust,
782	Series 1996-2, Class 1Z, 6.750%, 06/15/26	903
2,009	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,336
276	Series 1999-1, Class 2Z, 6.500%, 01/15/29	314

		227,916

	Non-Agency CMO — 5.6%
203	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.385%, 09/25/35	193
1,652	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,636
	Alternative Loan Trust,
159	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	165
5	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	5
1,435	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,526
11	Series 2004-J13, Class 1A4, SUB, 5.530%, 02/25/35	11
743	Series 2005-23CB, Class A2, 5.500%, 07/25/35	736
3,832	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,540
1,253	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,115
101	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	104

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
17	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	3
316	Series 2006-26CB, Class A9, 6.500%, 09/25/36	278
	American General Mortgage Loan Trust,
567	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	586
94	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	94
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	781
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	311
22	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 4.872%, 05/24/36 (e)	22
	Banc of America Alternative Loan Trust,
383	Series 2003-11, Class 2A1, 6.000%, 01/25/34	399
799	Series 2004-1, Class 1A1, 6.000%, 02/25/34	850
306	Series 2004-6, Class 4A1, 5.000%, 07/25/19	311
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,409
196	Series 2005-7, Class 30PO, PO, 11/25/35	147
1,179	Series 2005-E, Class 4A1, VAR, 2.683%, 03/20/35	1,182
	Banc of America Mortgage Trust,
644	Series 2003-3, Class 1A7, 5.500%, 05/25/33	679
343	Series 2003-4, Class 1B1, 5.500%, 06/25/33	323
112	Series 2003-7, Class A2, 4.750%, 09/25/18	115
102	Series 2004-2, Class 2A4, 5.500%, 03/25/34	101
122	Series 2004-3, Class 2A1, 5.500%, 04/25/34	122
317	Series 2004-5, Class 3A3, 5.000%, 06/25/19	329
98	Series 2004-5, Class 4A1, 4.750%, 06/25/19	99
30	Series 2004-7, Class 2A2, 5.750%, 08/25/34	30
92	Series 2004-8, Class XPO, PO, 10/25/34	82
1	Series 2004-11, Class 15PO, PO, 01/25/20	1
447	Series 2004-F, Class 1A1, VAR, 2.498%, 07/25/34	452

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
57	Series 2005-1, Class 15PO, PO, 02/25/20	51
446	Series 2005-1, Class 1A17, 5.500%, 02/25/35	418
354	Series 2005-1, Class 2A1, 5.000%, 02/25/20	364
10	Series 2005-8, Class A4, 5.500%, 09/25/35	10
56	Series 2005-10, Class 15PO, PO, 11/25/20	48
84	Series 2005-11, Class 15PO, PO, 12/25/20	78
	BCAP LLC Trust,
158	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	163
724	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	762
427	Series 2010-RR7, Class 16A1, VAR, 0.818%, 02/26/47 (e)	424
351	Series 2010-RR8, Class 3A3, VAR, 5.067%, 05/26/35 (e)	355
1,389	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,410
168	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.423%, 10/25/33	169
5	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.379%, 03/25/31	5
	CAM Mortgage Trust,
2,250	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,306
1,560	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,569
3,122	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.571%, 07/25/37	3,167
	CHL Mortgage Pass-Through Trust,
248	Series 2003-40, Class A3, 4.500%, 10/25/18	254
292	Series 2003-50, Class A1, 5.000%, 11/25/18	296
74	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	74
475	Series 2004-3, Class A25, 5.750%, 04/25/34	484
736	Series 2004-4, Class A13, 5.250%, 05/25/34	750
679	Series 2004-5, Class 2A9, 5.250%, 05/25/34	719
503	Series 2004-8, Class 2A1, 4.500%, 06/25/19	520
354	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	363
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,130

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
898	Series 2005-22, Class 2A1, VAR, 2.554%, 11/25/35	765
153	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	159
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,392
510	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	526
459	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	472
	Citigroup Mortgage Loan Trust, Inc.,
18	Series 2003-UST1, Class PO3, PO, 12/25/18	18
199	Series 2004-HYB4, Class AA, VAR, 0.485%, 12/25/34	173
410	Series 2004-UST1, Class A3, VAR, 2.189%, 08/25/34	412
1,307	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,269
	Credit Suisse First Boston Mortgage Securities Corp.,
180	Series 2003-29, Class 8A1, 6.000%, 11/25/18	186
1,676	Series 2004-4, Class 5A4, IF, IO, 7.395%, 08/25/34	281
600	Series 2005-1, Class 1A16, 5.500%, 02/25/35	621
127	Series 2005-7, Class 5A1, 4.750%, 08/25/20	128
349	Series 2005-10, Class 10A4, 6.000%, 11/25/35	234
746	Series 2005-10, Class 6A13, 5.500%, 11/25/35	650
293	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	304
	CSMC Trust,
1,500	Series 2010-16, Class A3, VAR, 3.519%, 06/25/50 (e)	1,530
3,977	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	3,809
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	995
91	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	64
409	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	413

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
439	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	443
931	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.197%, 09/25/34	917
	First Horizon Mortgage Pass-Through Trust,
733	Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	737
291	Series 2004-AR7, Class 2A2, VAR, 2.552%, 02/25/35	292
	GMACM Mortgage Loan Trust,
470	Series 2003-J10, Class A1, 4.750%, 01/25/19	469
260	Series 2004-J5, Class A7, 6.500%, 01/25/35	274
434	Series 2005-AR3, Class 3A4, VAR, 2.800%, 06/19/35	431
	GSR Mortgage Loan Trust,
286	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	294
504	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	539
422	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	453
350	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	364
96	Series 2005-5F, Class 8A1, VAR, 0.655%, 06/25/35	93
56	Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	54
469	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	449
3,783	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,703
	Impac CMB Trust,
1,088	Series 2004-10, Class 3A1, VAR, 0.855%, 03/25/35	1,041
671	Series 2004-10, Class 3A2, VAR, 0.955%, 03/25/35	511
17	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	18
	JP Morgan Mortgage Trust,
1,058	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,095
940	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	950
565	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	573

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
872	Series 2006-A2, Class 4A1, VAR, 2.495%, 08/25/34	871
681	Series 2006-A2, Class 5A3, VAR, 2.518%, 11/25/33	680
217	Series 2007-A1, Class 5A2, VAR, 2.621%, 07/25/35	221
301	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	300
203	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.642%, 04/21/34	205
	MASTR Alternative Loan Trust,
235	Series 2003-7, Class 4A3, 8.000%, 11/25/18	247
164	Series 2003-8, Class 3A1, 5.500%, 12/25/33	175
339	Series 2003-9, Class 5A1, 4.500%, 12/25/18	346
793	Series 2004-6, Class 6A1, 6.500%, 07/25/34	812
798	Series 2004-6, Class 7A1, 6.000%, 07/25/34	812
113	Series 2004-7, Class 30PO, PO, 08/25/34	91
73	Series 2004-7, Class 3A1, 6.500%, 08/25/34	76
411	Series 2004-8, Class 6A1, 5.500%, 09/25/19	426
530	Series 2004-10, Class 1A1, 4.500%, 09/25/19	540
168	Series 2004-11, Class 8A3, 5.500%, 10/25/19	170
28	Series 2005-1, Class 5A1, 5.500%, 01/25/20	30
	MASTR Asset Securitization Trust,
36	Series 2003-6, Class 8A1, 5.500%, 07/25/33	37
154	Series 2003-10, Class 3A1, 5.500%, 11/25/33	161
48	Series 2003-11, Class 10A1, 5.000%, 12/25/18	49
82	Series 2003-11, Class 3A1, 4.500%, 12/25/18	84
33	Series 2004-6, Class 15PO, PO, 07/25/19	32
278	Series 2004-6, Class 3A1, 5.250%, 07/25/19	283
116	Series 2004-6, Class 4A1, 5.000%, 07/25/19	118
39	Series 2004-8, Class PO, PO, 08/25/19	36

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
77		Series 2004-10, Class 1A1, 4.500%, 10/25/19	79
645		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	696
218		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	174
		Merrill Lynch Mortgage Investors Trust,
589		Series 2004-C, Class A2, VAR, 0.925%, 07/25/29	558
573		Series 2004-D, Class A3, VAR, 2.125%, 09/25/29	578
		Morgan Stanley Mortgage Loan Trust,
790		Series 2004-3, Class 4A, VAR, 5.692%, 04/25/34	834
376		Series 2004-7AR, Class 2A6, VAR, 2.425%, 09/25/34	378
318		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	311
245		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	250
579		Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.582%, 02/25/35	580
		PaineWebber CMO Trust,
2		Series H, Class 4, 8.750%, 04/01/18	2
—	(h)	Series L, Class 4, 8.950%, 07/01/18	—	(h)
1,035		PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,094
392		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	412
		RALI Trust,
329		Series 2003-QS14, Class A1, 5.000%, 07/25/18	334
1,729		Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,834
624		Series 2004-QS3, Class CB, 5.000%, 03/25/19	638
4,000		Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,698
		Residential Asset Securitization Trust,
477		Series 2003-A8, Class A1, 3.750%, 10/25/18	483
286		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	253
		RFMSI Trust,
189		Series 2004-S4, Class 2A7, 4.500%, 04/25/19	195

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
373	Series 2005-SA4, Class 1A1, VAR, 2.669%, 09/25/35	314
2,812	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,678
88	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	89
734	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	735
53	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	54
1,244	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.068%, 09/20/34	1,209
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,571
1,797	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	1,824
10,000	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	10,204
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,928
464	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	464
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,295
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,253
2,148	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,140
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,211
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,128
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,201
5,000	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.377%, 02/25/15	5,000
	Structured Adjustable Rate Mortgage Loan Trust,
517	Series 2004-14, Class 1A, VAR, 2.491%, 10/25/34	520
343	Series 2005-5, Class A1, VAR, 0.385%, 05/25/35	342
160	Series 2005-5, Class A2, VAR, 0.385%, 05/25/35	160
	Structured Asset Securities Corp.,
1,886	Series 2003-37A, Class 1A, VAR, 2.616%, 12/25/33	1,878

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
332	Series 2003-37A, Class 2A, VAR, 3.614%, 12/25/33	334
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,835	Series 2003-26A, Class 3A5, VAR, 2.429%, 09/25/33	3,848
380	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	389
226	Series 2004-7, Class 2A1, VAR, 5.538%, 05/25/24	233
	WaMu Mortgage Pass-Through Certificates Trust,
73	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	73
534	Series 2003-AR8, Class A, VAR, 2.397%, 08/25/33	552
341	Series 2003-AR9, Class 1A6, VAR, 2.408%, 09/25/33	354
10	Series 2003-S4, Class 3A, 5.500%, 06/25/33	10
157	Series 2004-AR3, Class A1, VAR, 2.377%, 06/25/34	161
1,451	Series 2004-AR3, Class A2, VAR, 2.377%, 06/25/34	1,481
294	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	303
294	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	307
1,421	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,490
136	Series 2005-AR2, Class 2A21, VAR, 0.485%, 01/25/45	134
1,333	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,244
856	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	904
488	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	491
	Wells Fargo Mortgage-Backed Securities Trust,
376	Series 2003-17, Class 2A9, PO, 01/25/34	331
588	Series 2003-D, Class A1, VAR, 2.491%, 02/25/33	588
265	Series 2003-M, Class A1, VAR, 2.619%, 12/25/33	267
170	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	172

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
233	Series 2004-DD, Class 2A8, VAR, 2.615%, 01/25/35	214
220	Series 2004-EE, Class 3A1, VAR, 2.533%, 12/25/34	224
304	Series 2004-EE, Class 3A2, VAR, 2.533%, 12/25/34	310
682	Series 2004-K, Class 1A2, VAR, 2.615%, 07/25/34	689
73	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	73
251	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	247
868	Series 2004-U, Class A1, VAR, 2.587%, 10/25/34	872
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,198
970	Series 2005-AR16, Class 2A1, VAR, 2.619%, 02/25/34	988
5,315	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	5,403

		152,992

	Total Collateralized Mortgage Obligations (Cost $368,713)	380,908

Commercial Mortgage-Backed Securities — 8.6%
	A10 Securitization LLC,
535	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	537
1,840	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,845
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,984
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,003
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	6,038
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,178
2,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.550%, 08/15/31 (e)	2,340
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,968
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	507

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
3,103	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,317
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,800
4,000	Series 2007-2, Class AM, VAR, 5.790%, 04/10/49	4,378
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.466%, 11/10/42	1,761
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,072
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,021
1,005	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,035
475	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.673%, 06/24/50 (e)	512
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,989
	Bear Stearns Commercial Mortgage Securities Trust,
67	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	67
620	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	626
2,570	Series 2006-PW11, Class A4, VAR, 5.600%, 03/11/39	2,697
75	Series 2006-PW12, Class A4, VAR, 5.890%, 09/11/38	80
240	Series 2006-T24, Class A4, 5.537%, 10/12/41	259
4,000	Series 2007-PW16, Class AM, VAR, 5.897%, 06/11/40	4,392
5,700	Series 2007-PW17, Class AMFL, VAR, 0.845%, 06/11/50 (e)	5,607
21,372	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.226%, 05/15/35	596
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.399%, 07/15/44	7,991
500	Series 2005-CD1, Class AM, VAR, 5.399%, 07/15/44	521
80,919	Series 2007-CD4, Class XC, IO, VAR, 0.556%, 12/11/49 (e)	618
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.744%, 12/15/47 (e)	5,496
	COBALT CMBS Commercial Mortgage Trust,
3,354	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,574

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,594
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,554
1,991	Series 2012-CR2, Class XA, IO, VAR, 2.081%, 08/15/45	208
	Commercial Mortgage Trust,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,351
7,402	Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	7,951
19,771	COOF Securitization Trust, Series 2014-1, Class A, VAR, 3.019%, 06/15/40 (e)	2,748
	Credit Suisse Commercial Mortgage Trust,
1,500	Series 2006-C2, Class A3, VAR, 5.857%, 03/15/39	1,580
121,466	Series 2007-C2, Class AX, IO, VAR, 0.220%, 01/15/49 (e)	330
	Credit Suisse First Boston Mortgage Securities Corp.,
2,117	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	2,188
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,377
5,000	CSMC Trust, Series 2014-ICE, Class C, VAR, 1.800%, 04/15/27 (e)	5,003
19,810	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.599%, 07/10/44 (e)	987
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,587
76,764	Series K708, Class X1, IO, VAR, 1.639%, 01/25/19	4,433
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,533
587	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	609
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,155
	GS Mortgage Securities Trust,
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	486
5,000	Series 2011-GC5, Class D, VAR, 5.474%, 08/10/44 (e)	5,229
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	852

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,500	Series 2005-CB11, Class AJ, VAR, 5.568%, 08/12/37	2,556
166,614	Series 2005-CB11, Class X1, IO, VAR, 0.247%, 08/12/37 (e)	114
2,000	Series 2005-CB13, Class A4, VAR, 5.420%, 01/12/43	2,080
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	205
239,059	Series 2005-LDP5, Class X1, IO, VAR, 0.131%, 12/15/44 (e)	269
68,430	Series 2006-CB15, Class X1, IO, VAR, 0.410%, 06/12/43	310
1,285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,372
595	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	627
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	976
20,334	Series 2006-LDP8, Class X, IO, VAR, 0.718%, 05/15/45	187
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,010
10,588	Series 2010-C2, Class XA, IO, VAR, 2.052%, 11/15/43 (e)	684
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,011
5,000	Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,105
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	421
1,025	Series 2006-C4, Class A4, VAR, 6.029%, 06/15/38	1,097
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	601
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,282
4,586	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,994
2,899	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,224
	Merrill Lynch Mortgage Trust,
510	Series 2005-CKI1, Class A6, VAR, 5.462%, 11/12/37	528
1,425	Series 2005-CKI1, Class AM, VAR, 5.462%, 11/12/37	1,488
1,584	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,653

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,750	Series 2005-LC1, Class AJ, VAR, 5.547%, 01/12/44	1,830
2,000	Series 2005-LC1, Class AM, VAR, 5.488%, 01/12/44	2,100
1,755	Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	1,860
	ML-CFC Commercial Mortgage Trust,
1,661	Series 2006-1, Class A4, VAR, 5.651%, 02/12/39	1,746
250	Series 2006-4, Class A3, 5.172%, 12/12/49	267
107,320	Series 2006-4, Class XC, IO, VAR, 0.274%, 12/12/49 (e)	1,209
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,237
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,861
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,147
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	670
1,575	Series 2006-T23, Class AM, VAR, 5.984%, 08/12/41	1,708
73,456	Series 2007-HQ11, Class X, IO, VAR, 0.392%, 02/12/44 (e)	307
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	747
	Morgan Stanley Re-REMIC Trust,
2,969	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,977
991	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	996
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,298
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	2,826
1,334	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	1,335
1,805	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,860
309	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.560%, 08/15/39	311
	UBS Commercial Mortgage Trust,
5,210	Series 2012-C1, Class D, VAR, 5.719%, 05/10/45 (e)	5,365
9,001	Series 2012-C1, Class XA, IO, VAR, 2.477%, 05/10/45 (e)	1,117
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,212

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,614
17,410	Series 2012-C2, Class XA, IO, VAR, 1.929%, 05/10/63 (e)	1,462
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,235
	Wachovia Bank Commercial Mortgage Trust,
144	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	144
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	195
147	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	148
213	Series 2006-C25, Class A4, VAR, 5.896%, 05/15/43	224
3,017	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,189
86,058	Series 2007-C30, Class XC, IO, VAR, 0.685%, 12/15/43 (e)	953
917	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	918
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,729
6,640	Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	6,334

	Total Commercial Mortgage-Backed Securities (Cost $235,292)	235,489

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
102	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
274	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	631

	Total Convertible Bonds (Cost $807)	631

Corporate Bonds — 34.3%
	Consumer Discretionary — 4.3%
	Auto Components — 0.2%
575	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	618
47	Dana Holding Corp., 6.750%, 02/15/21	50
1,175	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	1,281

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — continued
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	2,081
1,000	5.875%, 02/01/22	1,042
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	328
280	4.950%, 07/02/64	289
890	5.700%, 03/01/41	1,044

		6,733

	Automobiles — 0.4%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
1,392	8.000%, 06/15/19	1,497
1,537	8.250%, 06/15/21	1,718
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,526
560	8.500%, 01/18/31	862
	General Motors Co.,
1,585	3.500%, 10/02/18	1,619
1,500	4.875%, 10/02/23	1,605
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,007
150	5.625%, 02/01/23 (e)	158
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		9,992

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	439

	Diversified Consumer Services — 0.1%
	Service Corp. International,
665	5.375%, 05/15/24 (e)	687
963	7.625%, 10/01/18	1,110
1,420	8.000%, 11/15/21	1,675

		3,472

	Hotels, Restaurants & Leisure — 0.6%
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	287

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
185	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 06/01/24 (e)	186
1,070	Choice Hotels International, Inc., 5.750%, 07/01/22	1,166
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	1,642
815	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	852
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	456
925	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	920
	MGM Resorts International,
2,200	7.750%, 03/15/22	2,574
675	10.000%, 11/01/16	778
825	11.375%, 03/01/18	1,044
218	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	218
865	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	852
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	886
858	Vail Resorts, Inc., 6.500%, 05/01/19	899
400	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	427
2,796	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	2,845

		16,032

	Household Durables — 0.4%
600	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	637
1,037	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,074
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	986
320	5.625%, 01/15/16	336
330	K. Hovnanian Enterprises, Inc., 7.250%, 10/15/20 (e)	355
	Lennar Corp.,
1,028	4.500%, 06/15/19	1,048
570	6.950%, 06/01/18	630
1,015	Series B, 12.250%, 06/01/17	1,264
1,820	M/I Homes, Inc., 8.625%, 11/15/18	1,920
565	Meritage Homes Corp., 7.000%, 04/01/22	617

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — continued
	Standard Pacific Corp.,
790	8.375%, 01/15/21	928
166	10.750%, 09/15/16	194
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	412
879	5.875%, 02/15/22	956
390	6.750%, 11/01/19	445
	WCI Communities, Inc.,
240	6.875%, 08/15/21	246
84	6.875%, 08/15/21 (e)	86

		12,134

	Internet & Catalog Retail — 0.2%
	Netflix, Inc.,
679	5.375%, 02/01/21	711
370	5.750%, 03/01/24 (e)	388
	QVC, Inc.,
1,351	4.375%, 03/15/23	1,362
170	5.125%, 07/02/22	182
75	7.375%, 10/15/20 (e)	80
3,012	SITEL LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,944

		5,667

	Media — 1.9%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	752
800	7.750%, 01/20/24	1,025
200	7.850%, 03/01/39	288
147	8.875%, 04/26/23	199
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	18
2,536	Cablevision Systems Corp., 8.000%, 04/15/20	2,891
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
595	5.250%, 02/15/22 (e)	608
95	5.625%, 02/15/24 (e)	98
	Clear Channel Communications, Inc.,
340	9.000%, 12/15/19	352
1,500	9.000%, 03/01/21	1,556
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	230
459	Series B, 6.500%, 11/15/22	491
493	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	498
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	349

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Media — continued
	Comcast Corp.,
2,819	4.200%, 08/15/34	2,897
850	5.900%, 03/15/16	917
240	6.300%, 11/15/17	277
435	6.500%, 11/15/35	572
177	6.550%, 07/01/39	236
471	CSC Holdings LLC, 6.750%, 11/15/21	518
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	594
580	6.000%, 08/15/40	690
281	Discovery Communications LLC, 4.950%, 05/15/42	295
	DISH DBS Corp.,
1,073	5.125%, 05/01/20	1,100
4,562	6.750%, 06/01/21	5,103
1,861	7.875%, 09/01/19	2,159
	Gannett Co., Inc.,
434	5.125%, 07/15/20	444
1,250	6.375%, 10/15/23 (e)	1,328
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,396
508	Lamar Media Corp., 5.000%, 05/01/23	507
470	Liberty Interactive LLC, 8.250%, 02/01/30	522
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,260
810	NBCUniversal Media LLC, 5.950%, 04/01/41	1,018
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	659
1,221	5.000%, 04/15/22 (e)	1,233
	Numericable Group S.A., (France),
242	4.875%, 05/15/19 (e)	245
2,693	6.000%, 05/15/22 (e)	2,774
207	6.250%, 05/15/24 (e)	213
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,055
565	5.875%, 10/01/20 (e)	590
1,090	6.000%, 07/15/24 (e)	1,134
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,045
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,070
280	4.700%, 10/15/19	308
200	6.500%, 07/15/18	233
335	Time Warner Cable, Inc., 7.300%, 07/01/38	465

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	563
1,445	8.375%, 07/15/33	2,173
182	Time Warner, Inc., 5.375%, 10/15/41	201
	Univision Communications, Inc.,
500	6.750%, 09/15/22 (e)	549
250	7.875%, 11/01/20 (e)	272
70	Viacom, Inc., 4.375%, 03/15/43	66
	Videotron Ltd., (Canada),
244	5.000%, 07/15/22	251
1,227	5.375%, 06/15/24 (e)	1,251
200	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	215
	Walt Disney Co. (The),
437	1.850%, 05/30/19	434
500	Series B, 5.875%, 12/15/17	571

		51,758

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	241
747	Claire’s Stores, Inc., 8.875%, 03/15/19	661
240	CST Brands, Inc., 5.000%, 05/01/23	240
1,000	Home Depot, Inc. (The), 2.000%, 06/15/19	1,002
	L Brands, Inc.,
400	5.625%, 02/15/22	430
1,900	5.625%, 10/15/23	2,047
1,600	8.500%, 06/15/19	1,928
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	133
951	Series B, 7.110%, 05/15/37	1,307
660	Neebo, Inc., 15.000%, 06/30/16 (e)	688
500	Radio Systems Corp., 8.375%, 11/01/19 (e)	551
	Sally Holdings LLC/Sally Capital, Inc.,
246	5.500%, 11/01/23	260
1,571	5.750%, 06/01/22	1,657

		11,145

	Textiles, Apparel & Luxury Goods — 0.1%
1,329	PVH Corp., 4.500%, 12/15/22	1,319

	Total Consumer Discretionary	118,691

	Consumer Staples — 1.7%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	366
550	5.750%, 04/01/36	688

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Beverages — continued
280	7.550%, 10/01/30	400
	Anheuser-Busch InBev Finance, Inc.,
1,000	0.800%, 01/15/16	1,005
1,225	3.700%, 02/01/24	1,286
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	503
192	7.750%, 01/15/19	237
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,037
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	108
216	4.250%, 05/01/23	218
1,165	6.000%, 05/01/22	1,312
200	7.250%, 05/15/17	225
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	607
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,449
365	8.000%, 09/15/22	481
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	675
	PepsiCo, Inc.,
572	3.000%, 08/25/21	589
70	7.900%, 11/01/18	86

		11,272

	Food & Staples Retailing — 0.4%
	CVS Caremark Corp.,
110	5.750%, 06/01/17	123
555	6.125%, 09/15/39	710
1,125	Ingles Markets, Inc., 5.750%, 06/15/23	1,153
	Kroger Co. (The),
215	6.400%, 08/15/17	245
1,162	7.500%, 04/01/31	1,577
300	Series B, 7.700%, 06/01/29	402
430	New Albertsons, Inc., 8.700%, 05/01/30	435
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,637
182	Walgreen Co., 1.800%, 09/15/17	183
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,014
300	2.550%, 04/11/23	293
1,500	3.625%, 07/08/20	1,611
160	5.250%, 09/01/35	191
1,000	6.200%, 04/15/38	1,324
260	7.550%, 02/15/30	377

		11,275

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — 0.8%
353	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	374
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	820
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	164
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	356
800	3.300%, 03/01/22 (e)	824
200	6.000%, 11/27/17 (e)	227
360	6.625%, 09/15/37 (e)	483
1,000	7.350%, 03/06/19 (e)	1,211
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	331
135	3.250%, 09/15/22	134
2,060	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	2,137
	H.J. Heinz Co.,
2,535	4.250%, 10/15/20	2,570
153	6.375%, 07/15/28	164
277	H.J. Heinz Finance Co., 6.750%, 03/15/32	300
	JBS USA LLC/JBS USA Finance, Inc.,
1,368	5.875%, 07/15/24 (e)	1,368
1,372	7.250%, 06/01/21 (e)	1,465
930	8.250%, 02/01/20 (e)	1,001
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	441
488	5.000%, 06/04/42	531
599	6.125%, 08/23/18	691
575	6.875%, 01/26/39	764
1,000	Post Holdings, Inc., 6.750%, 12/01/21 (e)	1,019
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	615
1,511	5.875%, 08/01/21 (e)	1,617
175	7.750%, 07/01/17	197

		19,804

	Household Products — 0.1%
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	578
1,000	6.125%, 08/01/17	1,140
607	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	765
753	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	815

		3,298

	Total Consumer Staples	45,649

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Energy — 4.5%
	Energy Equipment & Services — 0.6%
303	Baker Hughes, Inc., 5.125%, 09/15/40	350
398	CGG S.A., (France), 6.875%, 01/15/22 (e)	376
	Diamond Offshore Drilling, Inc.,
750	3.450%, 11/01/23	753
70	5.875%, 05/01/19	81
280	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	281
	Halliburton Co.,
250	7.450%, 09/15/39	368
275	7.600%, 08/15/96 (e)	431
700	8.750%, 02/15/21	909
662	Key Energy Services, Inc., 6.750%, 03/01/21	672
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	448
100	2.600%, 12/01/22	97
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	101
255	Parker Drilling Co., 6.750%, 07/15/22 (e)	264
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	686
208	PHI, Inc., 5.250%, 03/15/19	211
	Precision Drilling Corp., (Canada),
699	5.250%, 11/15/24 (e)	699
1,097	6.500%, 12/15/21	1,165
360	6.625%, 11/15/20	382
	Schlumberger Investment S.A., (Luxembourg),
219	3.300%, 09/14/21 (e)	229
1,210	3.650%, 12/01/23	1,274
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	704
1,797	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	1,680
	Seadrill Ltd., (Bermuda),
200	6.125%, 09/15/17 (e)	207
700	6.500%, 10/05/15	726
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,387
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	662
1,270	Unit Corp., 6.625%, 05/15/21	1,321

		17,464

	Oil, Gas & Consumable Fuels — 3.9%
	Access Midstream Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,662

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
290	5.875%, 04/15/21	308
3,000	6.125%, 07/15/22	3,262
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	235
278	Anadarko Holding Co., 7.150%, 05/15/28	363
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	424
100	7.950%, 06/15/39	151
225	8.700%, 03/15/19	287
250	ANR Pipeline Co., 9.625%, 11/01/21	357
235	Antero Resources Corp., 5.125%, 12/01/22 (e)	239
	Antero Resources Finance Corp.,
180	5.375%, 11/01/21	186
450	6.000%, 12/01/20	475
775	Apache Corp., 6.900%, 09/15/18	921
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	300
300	5.625%, 06/01/24 (e)	300
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	205
589	1.375%, 05/10/18	583
385	3.245%, 05/06/22	393
612	3.814%, 02/10/24	642
515	4.750%, 03/10/19	574
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	304
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,125
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	417
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	122
404	4.450%, 09/15/42	411
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	167
1,777	4.875%, 04/15/22	1,859
440	5.375%, 06/15/21	465
940	5.750%, 03/15/23	1,049
888	6.125%, 02/15/21	1,006
520	6.500%, 08/15/17	574
540	Chevron Corp., 1.718%, 06/24/18	544
	Cimarex Energy Co.,
500	4.375%, 06/01/24	521
1,190	5.875%, 05/01/22	1,309
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	422

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,068
	Concho Resources, Inc.,
450	5.500%, 10/01/22	481
545	6.500%, 01/15/22	597
1,460	7.000%, 01/15/21	1,588
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	312
	ConocoPhillips,
275	5.750%, 02/01/19	318
750	6.500%, 02/01/39	1,018
410	7.000%, 03/30/29	546
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	414
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22 (e)	491
350	6.375%, 03/01/21	371
570	8.250%, 04/01/20	607
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	411
364	6.125%, 03/01/22	377
236	Devon Energy Corp., 3.250%, 05/15/22	240
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	386
110	Ecopetrol S.A., (Colombia), 5.875%, 05/28/45	119
150	El Paso LLC, 7.000%, 06/15/17	169
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	174
	Encana Corp., (Canada),
150	6.500%, 05/15/19	177
215	6.625%, 08/15/37	277
2,000	Energy Transfer Equity LP, 5.875%, 01/15/24	2,112
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,385
	EOG Resources, Inc.,
472	2.625%, 03/15/23	459
1,700	4.100%, 02/01/21	1,855
200	6.875%, 10/01/18	238
	EP Energy LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19	269
164	7.750%, 09/01/22	184
678	9.375%, 05/01/20	765
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	342
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	723
220	7.625%, 04/15/21 (e)	237

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
1,100	8.000%, 02/15/20 (e)	1,161
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	358
	KazMunayGas National Co. JSC, (Kazakhstan),
345	6.375%, 04/09/21 (e)	390
655	Reg. S, 7.000%, 05/05/20	760
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,674
565	5.625%, 11/15/23 (e)	623
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	214
410	Marathon Oil Corp., 6.000%, 10/01/17	466
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	744
3,000	5.500%, 02/15/23	3,165
324	6.250%, 06/15/22	348
415	6.750%, 11/01/20	444
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	197
195	7.000%, 03/31/24 (e)	212
173	Murphy Oil USA, Inc., 6.000%, 08/15/23	183
	Newfield Exploration Co.,
625	5.750%, 01/30/22	691
750	6.875%, 02/01/20	787
890	7.125%, 05/15/18	916
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	301
504	Occidental Petroleum Corp., 2.700%, 02/15/23	494
	Peabody Energy Corp.,
1,075	6.000%, 11/15/18	1,107
1,275	6.250%, 11/15/21	1,270
325	6.500%, 09/15/20	327
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	420
400	6.000%, 05/03/42 (e)	403
	Petrobras Global Finance B.V., (Netherlands),
103	6.250%, 03/17/24	113
60	7.250%, 03/17/44	71
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	537
335	7.875%, 06/15/26	460
	Petroleos de Venezuela S.A., (Venezuela),
220	Series 2015, 5.000%, 10/28/15	204
275	Reg. S, 5.250%, 04/12/17	220

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
	384	Reg. S, 5.375%, 04/12/27	214
	126	Reg. S, 6.000%, 11/15/26	72
	159	Reg. S, 8.500%, 11/02/17	142
	605	Reg. S, 9.750%, 05/17/35	448
		Petroleos Mexicanos, (Mexico),
	10	3.500%, 07/18/18	11
	120	4.875%, 01/24/22	131
	60	4.875%, 01/18/24	65
	20	4.875%, 01/18/24 (e)	22
	345	5.500%, 01/21/21	388
	78	5.750%, 03/01/18	87
	120	6.375%, 01/23/45 (e)	145
	120	6.500%, 06/02/41	146
	270	6.625%, 06/15/35	333
	199	6.625%, 06/15/35	245
MXN	355	7.650%, 11/24/21 (e)	29
	30	VAR, 2.254%, 07/18/18	32
		Pioneer Natural Resources Co.,
	150	6.650%, 03/15/17	169
	1,075	7.500%, 01/15/20	1,321
		QEP Resources, Inc.,
	286	5.250%, 05/01/23	290
	475	5.375%, 10/01/22	486
	1,315	6.875%, 03/01/21	1,473
		Range Resources Corp.,
	456	5.000%, 08/15/22	485
	391	5.000%, 03/15/23	415
	200	5.750%, 06/01/21	214
	61	6.750%, 08/01/20	65
		Regency Energy Partners LP/Regency Energy Finance Corp.,
	167	4.500%, 11/01/23	168
	1,420	5.000%, 10/01/22	1,468
	2,635	5.500%, 04/15/23	2,760
	348	5.875%, 03/01/22	374
	770	6.500%, 07/15/21	836
		Rosetta Resources, Inc.,
	596	5.875%, 06/01/22	611
	491	5.875%, 06/01/24	499
	1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,703
	500	Seventy Seven Operating LLC, 6.625%, 11/15/19	535
	200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	SM Energy Co.,
424	5.000%, 01/15/24	428
350	6.500%, 11/15/21	380
15	6.500%, 01/01/23	16
1,790	6.625%, 02/15/19	1,871
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	344
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	191
200	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), 4.750%, 03/13/23	200
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	256
2,179	2.650%, 01/15/24	2,121
373	2.900%, 11/08/20	384
417	3.150%, 01/23/22	431
435	7.150%, 11/15/25	589
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,105
200	Swift Energy Co., 7.125%, 06/01/17	203
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	829
125	5.850%, 02/01/37	140
125	6.250%, 02/01/38	147
120	7.750%, 06/01/19	148
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	499
1,840	5.250%, 05/01/23	1,937
300	6.375%, 08/01/22	325
400	6.875%, 02/01/21	432
295	7.875%, 10/15/18	308
164	Tesoro Corp., 5.125%, 04/01/24	164
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,881	5.875%, 10/01/20	1,970
1,400	6.125%, 10/15/21	1,474
640	Tosco Corp., 8.125%, 02/15/30	963
	Total Capital International S.A., (France),
206	1.550%, 06/28/17	209
3,165	2.750%, 06/19/21	3,178
	TransCanada PipeLines Ltd., (Canada),
285	2.500%, 08/01/22	276
340	3.750%, 10/16/23	356
1,000	6.200%, 10/15/37	1,289
606	7.250%, 08/15/38	860

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
410	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	423
207	Western Refining, Inc., 6.250%, 04/01/21	215
830	Whiting Petroleum Corp., 5.000%, 03/15/19	876
	WPX Energy, Inc.,
475	5.250%, 01/15/17	500
2,207	6.000%, 01/15/22	2,367

		105,130

	Total Energy	122,594

	Financials — 8.4%
	Banks — 3.5%
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	115
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	722
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	561
200	Banco Nacional de Costa Rica, (Costa Rica), 6.250%, 11/01/23 (e)	204
	Bank of America Corp.,
143	3.300%, 01/11/23	142
700	3.625%, 03/17/16	728
960	4.000%, 04/01/24	990
1,540	5.000%, 05/13/21	1,722
1,275	5.625%, 07/01/20	1,461
695	Series L, 5.650%, 05/01/18	781
500	6.400%, 08/28/17	568
1,825	6.500%, 08/01/16	2,006
1,710	6.875%, 04/25/18	1,994
1,500	Series F, 6.975%, 03/07/37	1,856
500	7.800%, 09/15/16	562
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	213
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,281
880	Bank of Nova Scotia (The), (Canada), 1.375%, 12/18/17	876
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	688
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	206
980	6.050%, 12/04/17 (e)	1,102
	BB&T Corp.,
783	1.600%, 08/15/17	787
1,250	3.950%, 04/29/16	1,316
500	4.900%, 06/30/17	547

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
150	6.850%, 04/30/19	181
150	Caixa Economica Federal, (Brazil), 2.375%, 11/06/17 (e)	145
2,500	Capital One N.A., 1.500%, 03/22/18	2,473
	CIT Group, Inc.,
716	3.875%, 02/19/19	725
1,004	5.000%, 05/15/17	1,060
2,410	5.000%, 08/15/22	2,543
125	5.250%, 03/15/18	133
1,683	5.375%, 05/15/20	1,822
1,295	5.500%, 02/15/19 (e)	1,397
1,397	6.625%, 04/01/18 (e)	1,558
	Citigroup, Inc.,
629	3.375%, 03/01/23	633
56	4.587%, 12/15/15	59
227	4.750%, 05/19/15	234
71	5.375%, 08/09/20	81
1,550	5.500%, 02/15/17	1,694
24	6.000%, 08/15/17	27
583	6.010%, 01/15/15	595
838	6.625%, 01/15/28	1,048
645	6.875%, 06/01/25	809
1,115	7.000%, 12/01/25	1,409
1,064	8.500%, 05/22/19	1,348
1,045	Comerica Bank, 5.200%, 08/22/17	1,151
185	Comerica, Inc., 3.000%, 09/16/15	189
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
NOK 16,500	3.500%, 04/18/17	2,759
1,045	4.500%, 01/11/21	1,161
500	Fifth Third Bancorp, 5.450%, 01/15/17	546
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	469
927	4.125%, 08/12/20 (e)	1,007
650	4.750%, 01/19/21 (e)	730
395	HSBC Bank USA N.A., 6.000%, 08/09/17	446
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,468
415	4.875%, 01/14/22	468
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,443
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	893
255	3.750%, 03/02/15 (e)	259
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	228

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Banks — continued
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,884
886	4.875%, 05/13/21 (e)	969
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,163
625	5.250%, 11/15/15	659
625	5.625%, 02/01/17	684
	Regions Bank,
390	6.450%, 06/26/37	465
805	7.500%, 05/15/18	950
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,415
743	2.000%, 10/01/18	753
1,200	2.300%, 07/20/16	1,235
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	4,443
3,690	6.125%, 12/15/22	4,035
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	898
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,512
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,572
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	227
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,909
570	Toronto-Dominion Bank (The), (Canada), 1.500%, 03/13/17 (e)	576
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,704
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,767
515	SUB, 7.574%, 08/01/26	678
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,619
853	5.606%, 01/15/44	1,001
1,665	5.625%, 12/11/17	1,883
1,025	SUB, 3.676%, 06/15/16	1,078
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	853
942	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	1,064

		94,615

	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,065

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
440	2.500%, 01/15/16	451
530	4.600%, 01/15/20	589
	BlackRock, Inc.,
381	3.375%, 06/01/22	395
315	3.500%, 03/18/24	323
978	Series 2, 5.000%, 12/10/19	1,118
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,176
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	764
	Deutsche Bank AG, (Germany),
1,110	1.350%, 05/30/17	1,108
1,475	3.250%, 01/11/16	1,524
	Goldman Sachs Group, Inc. (The),
704	2.625%, 01/31/19	713
1,276	3.300%, 05/03/15	1,300
920	3.625%, 02/07/16	955
326	3.700%, 08/01/15	335
911	3.850%, 07/08/24	928
1,224	4.000%, 03/03/24	1,262
1,191	5.250%, 07/27/21	1,342
819	5.375%, 03/15/20	925
2,380	5.950%, 01/18/18	2,686
102	Series D, 6.000%, 06/15/20	119
285	6.250%, 09/01/17	322
965	6.750%, 10/01/37	1,190
205	7.500%, 02/15/19	248
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	804
1,162	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	1,229
	Jefferies Group LLC,
950	6.250%, 01/15/36	1,019
140	6.450%, 06/08/27	158
325	6.875%, 04/15/21	384
555	8.500%, 07/15/19	693
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	47
1,000	5.750%, 11/17/13 (d)	200
295	8.000%, 08/01/15 (d)	59
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,079
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	737
	Morgan Stanley,
329	1.750%, 02/25/16	333

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Capital Markets — continued
198	4.000%, 07/24/15	204
867	5.000%, 11/24/25	931
243	5.500%, 07/24/20	276
2,450	5.500%, 07/28/21	2,815
310	5.625%, 09/23/19	354
920	5.750%, 01/25/21	1,068
320	5.950%, 12/28/17	362
1,315	6.000%, 04/28/15	1,362
1,250	6.625%, 04/01/18	1,448
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	658
115	5.875%, 03/15/22 (e)	123
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	204
193	6.700%, 03/04/20	232
740	Northern Trust Co. (The), 5.850%, 11/09/17	837
	State Street Corp.,
459	3.100%, 05/15/23	453
935	3.700%, 11/20/23	983
	UBS AG, (Switzerland),
440	5.750%, 04/25/18	501
262	5.875%, 12/20/17	297

		40,688

	Consumer Finance — 1.0%
	Ally Financial, Inc.,
10	4.750%, 09/10/18	10
1,500	6.250%, 12/01/17	1,652
4,385	7.500%, 09/15/20	5,245
705	8.000%, 03/15/20	857
820	8.000%, 11/01/31	1,061
	American Express Credit Corp.,
405	2.375%, 03/24/17	417
861	2.800%, 09/19/16	894
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	453
200	2.125%, 02/28/17 (e)	205
835	7.625%, 10/01/18 (e)	1,019
533	Capital One Financial Corp., 3.500%, 06/15/23	537
	Caterpillar Financial Services Corp.,
1,242	Series G, 1.250%, 11/06/17	1,238
581	2.850%, 06/01/22	582
850	5.450%, 04/15/18	964
206	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	217

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	531
639	4.207%, 04/15/16	671
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	436
625	3.250%, 05/15/18	630
640	4.250%, 05/15/23	654
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,036
400	7.350%, 11/27/32	508
2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,348
	John Deere Capital Corp.,
290	1.700%, 01/15/20	284
610	2.250%, 04/17/19	619
559	3.350%, 06/12/24	569
515	5.350%, 04/03/18	581
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	4,005
555	PACCAR Financial Corp., 1.600%, 03/15/17	562

		28,785

	Diversified Financial Services — 1.0%
2,400	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,848
3,000	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d) (i)	15
12,277	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d) (i)	61
950	CME Group, Inc., 3.000%, 09/15/22	955
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,215
525	Countrywide Financial Corp., 6.250%, 05/15/16	569
1,002	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	1,057
EUR 1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,632
	General Electric Capital Corp.,
633	1.000%, 12/11/15	637
436	1.600%, 11/20/17	439
JPY 100,000	Series 15BR, 2.215%, 11/20/20	1,057
4,671	2.300%, 04/27/17	4,802
750	3.150%, 09/07/22	760
294	5.300%, 02/11/21	337
325	5.500%, 01/08/20	375
790	5.625%, 05/01/18	899
3,370	5.875%, 01/14/38	4,189

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Financial Services — continued
1,100	Series A, 6.750%, 03/15/32	1,481
145	6.875%, 01/10/39	201
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	577
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,076
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	227
290	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	300
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	141
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	425
500	4.300%, 09/22/19	554
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,015
300	6.125%, 08/17/26 (e)	378
200	Unifin Financiera S.A.P.I. de C.V., (Mexico), 6.250%, 07/22/19 (e)	199

		28,421

	Insurance — 1.0%
651	Allstate Corp. (The), 3.150%, 06/15/23	659
	Aon Corp.,
191	3.500%, 09/30/15	197
240	6.250%, 09/30/40	307
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	490
475	3.000%, 05/15/22	482
1,000	5.400%, 05/15/18	1,131
500	5.750%, 01/15/40	621
315	Chubb Corp. (The), 5.750%, 05/15/18	359
642	CNA Financial Corp., 5.875%, 08/15/20	744
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	825
1,206	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,420
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	465
920	7.800%, 03/15/37 (e)	1,086
331	VAR, 10.750%, 06/15/58 (e)	515
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	175
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	2,034

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — continued
382	3.125%, 04/14/16 (e)	397
160	MetLife, Inc., 6.750%, 06/01/16	177
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	921
400	3.650%, 06/14/18 (e)	427
400	3.875%, 04/11/22 (e)	428
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	2,003
1,000	9.375%, 08/15/39 (e)	1,580
	New York Life Global Funding,
1,354	2.150%, 06/18/19 (e)	1,360
250	3.000%, 05/04/15 (e)	255
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	413
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	431
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,740
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,477
175	Principal Financial Group, Inc., 8.875%, 05/15/19	224
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	494
744	2.250%, 10/15/18 (e)	750
	Prudential Financial, Inc.,
205	Series D, 7.375%, 06/15/19	252
551	VAR, 5.625%, 06/15/43	591
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	461
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	966

		26,857

	Real Estate Investment Trusts (REITs) — 0.4%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	716
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	356
	Crown Castle International Corp.,
608	4.875%, 04/15/22	619
1,293	5.250%, 01/15/23	1,335
583	DuPont Fabros Technology LP, 5.875%, 09/15/21	609
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,027
300	6.650%, 01/15/18	333
	HCP, Inc.,
564	2.625%, 02/01/20	563

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
500	5.375%, 02/01/21	567
367	Potlatch Corp., 7.500%, 11/01/19	424
	Simon Property Group LP,
492	5.650%, 02/01/20	573
915	6.100%, 05/01/16	985
675	6.125%, 05/30/18	781
415	6.750%, 02/01/40	573

		10,461

	Real Estate Management & Development — 0.0% (g)
405	CBRE Services, Inc., 6.625%, 10/15/20	426
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	358
318	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	323

		1,107

	Total Financials	230,934

	Health Care — 1.8%
	Biotechnology — 0.2%
	Amgen, Inc.,
640	3.875%, 11/15/21	682
325	5.150%, 11/15/41	360
400	5.375%, 05/15/43	460
289	5.650%, 06/15/42	343
150	5.700%, 02/01/19	172
618	5.750%, 03/15/40	740
300	6.375%, 06/01/37	381
130	6.900%, 06/01/38	176
705	Celgene Corp., 3.625%, 05/15/24	718

		4,032

	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	113
400	6.000%, 05/15/39	519
160	Hologic, Inc., 6.250%, 08/01/20	169
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	236
517	4.750%, 04/15/23	488
361	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	369
645	Teleflex, Inc., 5.250%, 06/15/24 (e)	657

		2,551

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	229
180	Amsurg Corp., 5.625%, 11/30/20	185
550	Catamaran Corp., (Canada), 4.750%, 03/15/21	554
275	Centene Corp., 4.750%, 05/15/22	279
	CHS/Community Health Systems, Inc.,
1,340	5.125%, 08/15/18	1,393
710	5.125%, 08/01/21 (e)	728
	DaVita HealthCare Partners, Inc.,
370	5.125%, 07/15/24	375
600	6.625%, 11/01/20	633
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	373
1,064	5.875%, 01/31/22 (e)	1,170
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	542
1,250	6.500%, 09/15/18 (e)	1,394
1,000	6.875%, 07/15/17	1,113
	HCA, Inc.,
947	3.750%, 03/15/19	954
680	4.750%, 05/01/23	686
1,610	5.000%, 03/15/24	1,640
947	5.875%, 03/15/22	1,030
2,810	6.500%, 02/15/20	3,144
750	7.250%, 09/15/20	797
977	inVentiv Health, Inc., 11.000%, 08/15/18 (e)	811
	LifePoint Hospitals, Inc.,
916	5.500%, 12/01/21 (e)	957
600	6.625%, 10/01/20	641
460	McKesson Corp., 0.950%, 12/04/15	461
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	312
1,060	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,129
413	Omnicare, Inc., 7.750%, 06/01/20	441
	Tenet Healthcare Corp.,
1,328	4.375%, 10/01/21	1,318
750	4.500%, 04/01/21	752
210	4.750%, 06/01/20	214
1,962	6.000%, 10/01/20	2,129
440	6.250%, 11/01/18	479
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	841
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	174
282	4.750%, 08/01/22 (e)	287

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Providers & Services — continued
588	Ventas Realty LP, 3.750%, 05/01/24	589
	WellPoint, Inc.,
577	3.125%, 05/15/22	578
1,505	3.300%, 01/15/23	1,509

		30,841

	Life Sciences Tools & Services — 0.0% (g)
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	628

	Pharmaceuticals — 0.4%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,531
	Endo Finance LLC & Endo Finco, Inc.,
250	7.000%, 07/15/19 (e)	266
245	7.250%, 01/15/22 (e)	265
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,214
425	Hospira, Inc., 5.200%, 08/12/20	465
	Merck & Co., Inc.,
562	2.800%, 05/18/23	558
1,000	6.550%, 09/15/37	1,367
	Novartis Capital Corp.,
705	3.400%, 05/06/24	726
335	4.400%, 04/24/20	374
	Pfizer, Inc.,
800	3.000%, 06/15/23	809
250	6.200%, 03/15/19	295
604	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	705
	Valeant Pharmaceuticals International, Inc., (Canada),
450	5.625%, 12/01/21 (e)	457
135	6.375%, 10/15/20 (e)	141
440	6.750%, 08/15/18 (e)	471
200	6.750%, 08/15/21 (e)	210
449	7.500%, 07/15/21 (e)	490
555	Wyeth LLC, 5.500%, 02/15/16	594

		10,938

	Total Health Care	48,990

	Industrials — 3.3%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	573
	Alliant Techsystems, Inc.,
497	5.250%, 10/01/21 (e)	507
400	6.875%, 09/15/20	432

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — continued
	B/E Aerospace, Inc.,
311	5.250%, 04/01/22	337
225	6.875%, 10/01/20	242
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	886
145	6.375%, 06/01/19 (e)	170
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	674
425	4.750%, 04/15/19 (e)	430
421	6.125%, 01/15/23 (e)	432
228	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	235
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	1,058
414	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	420
700	Triumph Group, Inc., 4.875%, 04/01/21	698
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,660
735	6.125%, 02/01/19	864

		10,618

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	351
534	United Parcel Service, Inc., 2.450%, 10/01/22	522
141	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	147

		1,020

	Airlines — 0.2%
973	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	988
1,288	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,391
475	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	542
275	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	315
814	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	912
53	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	62
274	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	310
269	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	292
336	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
		Airlines — continued
744		Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	854
480		UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19	528
—	(h)	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	—	(h)

			6,569

		Building Products — 0.3%
		Building Materials Corp. of America,
2,335		6.750%, 05/01/21 (e)	2,504
555		6.875%, 08/15/18 (e)	576
25		7.500%, 03/15/20 (e)	27
375		Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	390
1,100		Griffon Corp., 5.250%, 03/01/22	1,089
		Masco Corp.,
2,432		5.950%, 03/15/22	2,654
95		7.125%, 03/15/20	109
138		USG Corp., 5.875%, 11/01/21 (e)	144

			7,493

		Commercial Services & Supplies — 0.6%
		ADT Corp. (The),
361		3.500%, 07/15/22	322
425		4.125%, 04/15/19	426
1,764		4.125%, 06/15/23	1,640
2,220		6.250%, 10/15/21	2,348
550		Clean Harbors, Inc., 5.125%, 06/01/21	558
		Covanta Holding Corp.,
330		5.875%, 03/01/24	342
1,730		6.375%, 10/01/22	1,855
		Deluxe Corp.,
764		6.000%, 11/15/20	795
600		7.000%, 03/15/19	630
670		Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	728
2,300		ILFC E-Capital Trust I, VAR, 5.020%, 12/21/65 (e)	2,219
600		ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	596
620		Iron Mountain, Inc., 5.750%, 08/15/24	637
		Quebecor World Capital Corp., (Canada),
1,145		6.125%, 10/15/14 (d) (i)	4
1,160		6.500%, 08/01/27 (d) (i)	4
265		9.750%, 01/15/15 (d) (i)	1

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — continued
	R.R. Donnelley & Sons Co.,
410	6.000%, 04/01/24	411
145	6.500%, 11/15/23	150
875	7.625%, 06/15/20	997
75	7.875%, 03/15/21	85
348	Republic Services, Inc., 3.550%, 06/01/22	363

		15,111

	Construction & Engineering — 0.3%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	76
303	2.875%, 05/08/22	303
326	4.375%, 05/08/42	343
1,930	Dycom Investments, Inc., 7.125%, 01/15/21	2,065
360	Fluor Corp., 3.375%, 09/15/21	375
1,000	MasTec, Inc., 4.875%, 03/15/23	975
193	Odebrecht Offshore Drilling Finance Ltd., (Cayman Islands), 6.750%, 10/01/22 (e)	207
2,825	Tutor Perini Corp., 7.625%, 11/01/18	2,949

		7,293

	Electrical Equipment — 0.1%
550	Eaton Corp., 5.600%, 05/15/18	624
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	155
100	7.390%, 12/02/24 (e)	129
1,000	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	990

		1,898

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	500
	General Electric Co.,
425	0.850%, 10/09/15	427
501	2.700%, 10/09/22	495
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	441
257	3.250%, 11/08/22 (e)	257
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	338
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	274

		2,732

	Machinery — 0.3%
415	Actuant Corp., 5.625%, 06/15/22	435
455	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	459

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Machinery — continued
800	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	848
2,135	Briggs & Stratton Corp., 6.875%, 12/15/20	2,375
	Caterpillar, Inc.,
198	2.600%, 06/26/22	195
680	3.803%, 08/15/42	654
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19 (e)	837
655	3.625%, 04/15/18	660
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,046
165	Ingersoll-Rand Co., 7.200%, 06/01/25	189
440	Parker Hannifin Corp., 6.250%, 05/15/38	581

		9,279

	Marine — 0.1%
285	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	295
1,359	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	1,449

		1,744

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
244	6.000%, 11/15/22	252
290	6.750%, 10/01/20	306

		558

	Road & Rail — 0.5%
228	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	248
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
245	5.125%, 06/01/22 (e)	247
598	5.500%, 04/01/23	611
397	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	460
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	160
510	4.375%, 09/01/42	514
220	5.650%, 05/01/17	245
1,150	6.700%, 08/01/28	1,447
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,261
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	202
280	9.450%, 08/01/21	385

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
1,075	CSX Corp., 7.375%, 02/01/19	1,306
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	201
250	6.375%, 10/15/17 (e)	286
800	6.700%, 06/01/34 (e)	1,030
	Hertz Corp. (The),
370	6.250%, 10/15/22	386
591	6.750%, 04/15/19	620
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	226
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	453
1,415	3.250%, 12/01/21	1,462
595	6.000%, 05/23/11[3]	738
576	Ryder System, Inc., 3.600%, 03/01/16	600
	Union Pacific Corp.,
341	4.163%, 07/15/22	374
283	4.300%, 06/15/42	294
157	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	173

		13,929

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
213	6.250%, 12/01/19	231
1,085	7.625%, 04/15/20	1,245
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	213
	International Lease Finance Corp.,
850	4.625%, 04/15/21	870
1,675	6.250%, 05/15/19	1,857
3,840	8.250%, 12/15/20	4,695
675	8.625%, 01/15/22	847
	United Rentals North America, Inc.,
300	5.750%, 07/15/18	316
750	5.750%, 11/15/24	785

		11,059

	Total Industrials	89,303

	Information Technology — 1.9%
	Communications Equipment — 0.1%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,209
216	Brocade Communications Systems, Inc., 4.625%, 01/15/23	211
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	153

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Communications Equipment — continued
500	5.500%, 01/15/40	598
375	5.900%, 02/15/39	468

		3,639

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	283
100	7.500%, 01/15/27	125
143	Belden, Inc., 5.250%, 07/15/24 (e)	141
500	Brightstar Corp., 7.250%, 08/01/18 (e)	545
292	CDW LLC/CDW Finance Corp., 6.000%, 08/15/22	308
804	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	830
287	Sanmina Corp., 4.375%, 06/01/19 (e)	289

		2,521

	Internet Software & Services — 0.3%
	eBay, Inc.,
991	2.600%, 07/15/22	963
1,500	2.875%, 08/01/21	1,503
2,500	3.450%, 08/01/24	2,514
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,020
1,235	7.000%, 07/15/21	1,348
90	IAC/InterActiveCorp., 4.875%, 11/30/18	93

		7,441

	IT Services — 0.4%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	452
510	Cardtronics, Inc., 5.125%, 08/01/22 (e)	516
	First Data Corp.,
2,834	6.750%, 11/01/20 (e)	3,068
2,706	11.250%, 01/15/21	3,146
180	12.625%, 01/15/21	220
	International Business Machines Corp.,
214	1.250%, 02/06/17	216
1,599	1.625%, 05/15/20	1,542
720	4.000%, 06/20/42	708
770	5.875%, 11/29/32	979
650	7.000%, 10/30/25	875
750	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	801

		12,523

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
565	2.700%, 12/15/22	555
1,239	3.300%, 10/01/21	1,295
	Micron Technology, Inc.,
1,100	5.500%, 02/01/25 (e)	1,114
582	5.875%, 02/15/22 (e)	623
475	National Semiconductor Corp., 6.600%, 06/15/17	545
462	Texas Instruments, Inc., 1.650%, 08/03/19	453

		4,585

	Software — 0.4%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,227
1,680	6.125%, 09/15/23 (e)	1,848
	Audatex North America, Inc.,
1,130	6.000%, 06/15/21 (e)	1,198
422	6.125%, 11/01/23 (e)	447
655	Intuit, Inc., 5.750%, 03/15/17	727
	Microsoft Corp.,
519	2.125%, 11/15/22	500
545	3.625%, 12/15/23	577
595	4.500%, 10/01/40	637
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,772
785	Series NOTE, 2.800%, 07/08/21	793
780	4.300%, 07/08/34	815
241	5.375%, 07/15/40	283
1,030	6.500%, 04/15/38	1,362

		12,186

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,066
1,648	2.400%, 05/03/23	1,581
1,270	2.850%, 05/06/21	1,293
981	Dell, Inc., 3.100%, 04/01/16	992
1,000	EMC Corp., 1.875%, 06/01/18	1,002
	Hewlett-Packard Co.,
524	4.300%, 06/01/21	564
290	4.375%, 09/15/21	314
250	5.500%, 03/01/18	282
141	6.000%, 09/15/41	167
	NCR Corp.,
399	5.000%, 07/15/22	401
419	5.875%, 12/15/21	439

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
1,122	6.375%, 12/15/23	1,212
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	838
387	6.625%, 05/15/39	417

		10,568

	Total Information Technology	53,463

	Materials — 2.5%
	Chemicals — 0.8%
	Ashland, Inc.,
453	3.000%, 03/15/16	459
558	3.875%, 04/15/18	572
1,675	4.750%, 08/15/22	1,677
1,500	Axiall Corp., 4.875%, 05/15/23	1,502
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	503
	Celanese US Holdings LLC,
1,520	4.625%, 11/15/22	1,547
160	6.625%, 10/15/18	166
242	Dow Chemical Co. (The), 4.250%, 11/15/20	264
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	734
168	2.800%, 02/15/23	166
1,175	4.900%, 01/15/41	1,298
625	6.500%, 01/15/28	809
363	Ecolab, Inc., 1.450%, 12/08/17	363
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	648
250	6.000%, 11/15/21	299
	Monsanto Co.,
301	4.200%, 07/15/34	312
468	4.700%, 07/15/64	486
	Mosaic Co. (The),
429	3.750%, 11/15/21	450
354	4.250%, 11/15/23	378
429	4.875%, 11/15/41	444
364	5.450%, 11/15/33	415
210	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	226
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	245
400	Olin Corp., 5.500%, 08/15/22	420
	PolyOne Corp.,
750	5.250%, 03/15/23	774
606	7.375%, 09/15/20	653

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
200	PPG Industries, Inc., 9.000%, 05/01/21	263
375	Praxair, Inc., 5.200%, 03/15/17	413
	Rain CII Carbon LLC/CII Carbon Corp.,
950	8.000%, 12/01/18 (e)	988
300	8.250%, 01/15/21 (e)	315
635	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	622
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	534
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,703

		20,648

	Construction Materials — 0.3%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,702
1,687	Cemex Finance LLC, 9.660%, 02/14/17 (i)	1,695
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	531
385	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	413
400	Lafarge S.A., (France), 7.125%, 07/15/36	458
	Vulcan Materials Co.,
475	7.000%, 06/15/18	537
1,871	7.500%, 06/15/21	2,222

		7,558

	Containers & Packaging — 0.2%
	Ball Corp.,
800	4.000%, 11/15/23	766
950	5.000%, 03/15/22	987
865	5.750%, 05/15/21	912
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	357
566	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	94
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	774
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	948
576	Graphic Packaging International, Inc., 4.750%, 04/15/21	588
275	Sealed Air Corp., 6.500%, 12/01/20 (e)	303
826	Silgan Holdings, Inc., 5.500%, 02/01/22	855

		6,584

	Metals & Mining — 1.1%
650	AK Steel Corp., 8.750%, 12/01/18	720

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Metals & Mining — continued
	Alcoa, Inc.,
1,024	5.400%, 04/15/21	1,116
940	5.720%, 02/23/19	1,043
1,159	5.870%, 02/23/22	1,288
813	5.900%, 02/01/27	891
544	6.150%, 08/15/20	613
872	6.750%, 01/15/28	1,002
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	472
	ArcelorMittal, (Luxembourg),
1,000	5.111%, 02/25/17	1,046
3,345	6.750%, 02/25/22	3,734
1,000	7.500%, 10/15/39	1,088
2,525	10.350%, 06/01/19	3,181
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	637
120	6.500%, 04/01/19	144
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	390
	Commercial Metals Co.,
770	4.875%, 05/15/23	754
785	6.500%, 07/15/17	856
597	First Quantum Minerals Ltd., (Canada), 7.250%, 05/15/22 (e)	630
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	147
575	6.875%, 02/01/18 (e)	605
1,010	Freeport-McMoRan, Inc., 2.150%, 03/01/17	1,029
200	Fresnillo plc, (United Kingdom), 5.500%, 11/13/23 (e)	213
100	Glencore Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	120
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,025
350	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	376
1,510	Nucor Corp., 6.400%, 12/01/37	1,891
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	748
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	566
1,121	3.750%, 09/20/21	1,193
500	9.000%, 05/01/19	651
	Steel Dynamics, Inc.,
605	6.125%, 08/15/19	648

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
605	6.375%, 08/15/22	647

		29,464

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	737
750	5.375%, 02/01/25 (e)	758
357	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	354
667	PH Glatfelter Co., 5.375%, 10/15/20	687
750	Sappi Papier Holding GmbH, (Austria), 8.375%, 06/15/19 (e)	819

		3,355

	Total Materials	67,609

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.3%
	AT&T, Inc.,
607	0.900%, 02/12/16	609
465	3.875%, 08/15/21	496
1,543	4.300%, 12/15/42	1,501
466	4.350%, 06/15/45	454
1,030	5.350%, 09/01/40	1,152
610	5.500%, 02/01/18	688
220	5.600%, 05/15/18	250
1,500	6.300%, 01/15/38	1,873
150	BellSouth Telecommunications LLC, 6.300%, 12/15/15	152
	CCO Holdings LLC/CCO Holdings Capital Corp.,
577	5.250%, 03/15/21	590
4,716	6.500%, 04/30/21	5,011
1,750	7.000%, 01/15/19	1,835
675	7.250%, 10/30/17	705
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	118
1,000	8.607%, 06/15/30	1,495
6,793	Embarq Corp., 7.995%, 06/01/36	7,641
	Frontier Communications Corp.,
685	7.125%, 03/15/19	760
205	8.125%, 10/01/18	239
215	8.500%, 04/15/20	250
272	8.750%, 04/15/22	317
915	9.000%, 08/15/31	988
1,798	9.250%, 07/01/21	2,131
590	GTE Corp., 6.940%, 04/15/28	734

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,256
	Intelsat Jackson Holdings S.A., (Luxembourg),
400	7.250%, 04/01/19	422
1,000	7.250%, 10/15/20	1,070
225	8.500%, 11/01/19	236
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,242
643	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	646
	Level 3 Financing, Inc.,
609	6.125%, 01/15/21 (e)	643
3,771	7.000%, 06/01/20	4,063
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	766
990	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,012
330	Qwest Corp., 7.250%, 09/15/25	390
400	Sprint Capital Corp., 8.750%, 03/15/32	446
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	221
	Telefonica Emisiones S.A.U., (Spain),
50	5.134%, 04/27/20	55
138	5.462%, 02/16/21	157
32	5.877%, 07/15/19	37
	tw telecom holdings, Inc.,
53	5.375%, 10/01/22	58
85	6.375%, 09/01/23	96
540	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	571
334	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	366
826	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	894
	Verizon Communications, Inc.,
705	3.450%, 03/15/21	731
2,102	4.150%, 03/15/24	2,225
1,868	4.500%, 09/15/20	2,053
2,161	4.862%, 08/21/46 (e)	2,265
367	6.400%, 09/15/33	463
585	6.900%, 04/15/38	773
1,070	Verizon New England, Inc., 7.875%, 11/15/29	1,386
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,662
	Virgin Media Finance plc, (United Kingdom),
1,575	6.375%, 04/15/23 (e)	1,678
401	8.375%, 10/15/19	420
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,290

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	Windstream Corp.,
794	7.500%, 06/01/22	864
1,185	7.750%, 10/15/20	1,277
125	8.125%, 09/01/18	130

		64,853

	Wireless Telecommunication Services — 0.9%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	750
1,266	3.125%, 07/16/22	1,256
300	6.125%, 03/30/40	365
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,279
1,000	6.113%, 01/15/20 (e)	1,170
200	ENTEL Chile S.A., (Chile), 4.750%, 08/01/26 (e)	203
280	Inmarsat Finance plc, (United Kingdom), 4.875%, 05/15/22 (e)	281
305	MetroPCS Wireless, Inc., 6.625%, 11/15/20	320
4,995	NII Capital Corp., 7.625%, 04/01/21 (d)	749
162	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (d) (e)	108
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	284
2,379	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	2,421
	Sprint Communications, Inc.,
1,050	7.000%, 03/01/20 (e)	1,171
1,000	7.000%, 08/15/20	1,067
1,669	9.000%, 11/15/18 (e)	1,984
	Sprint Corp.,
331	7.125%, 06/15/24 (e)	338
239	7.250%, 09/15/21 (e)	253
241	7.875%, 09/15/23 (e)	258
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	285
222	6.125%, 01/15/22	230
5,676	6.250%, 04/01/21	5,889
188	6.464%, 04/28/19	196
146	6.500%, 01/15/24	152
294	6.625%, 04/01/23	309
265	6.633%, 04/28/21	279
323	6.731%, 04/28/22	341
159	6.836%, 04/28/23	169
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,167

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Wireless Telecommunication Services — continued
500	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	530

		23,804

	Total Telecommunication Services	88,657

	Utilities — 2.7%
	Electric Utilities — 1.4%
891	Alabama Power Co., 6.125%, 05/15/38	1,176
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,013
	DTE Electric Co.,
340	3.900%, 06/01/21	370
381	3.950%, 06/15/42	377
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	863
200	5.250%, 01/15/18	223
1,100	6.050%, 04/15/38	1,437
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	132
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	300
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	611
305	4.100%, 05/15/42	310
90	5.300%, 01/15/19	102
500	6.300%, 04/01/38	672
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	530
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,335
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15	594
140	5.950%, 02/01/39	177
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	416
	Hydro-Quebec, (Canada),
842	Series HY, 8.400%, 01/15/22 (m)	1,114
1,028	9.400%, 02/01/21	1,407
	Instituto Costarricense de Electricidad, (Costa Rica),
200	Reg. S, 6.375%, 05/15/43	179
200	Reg. S, 6.950%, 11/10/21	218
467	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	516
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,245
860	MidAmerican Energy Co., 5.300%, 03/15/18	968
	Nevada Power Co.,
446	5.375%, 09/15/40	545

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Electric Utilities — continued
600		7.125%, 03/15/19	730
		NextEra Energy Capital Holdings, Inc.,
268		1.200%, 06/01/15	269
398		2.400%, 09/15/19	400
265		7.875%, 12/15/15	289
300		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	335
		Northern States Power Co.,
173		5.350%, 11/01/39	210
765		6.250%, 06/01/36	1,035
—	(h)	Ormat Funding Corp., 8.250%, 12/30/20	—	(h)
		Pacific Gas & Electric Co.,
214		3.750%, 08/15/42	198
267		4.500%, 12/15/41	279
1,010		5.625%, 11/30/17	1,138
		PacifiCorp,
700		3.850%, 06/15/21	758
880		5.750%, 04/01/37	1,120
250		Series F, 7.240%, 08/16/23	311
		PECO Energy Co.,
880		2.375%, 09/15/22	857
1,880		5.350%, 03/01/18	2,110
360		Potomac Electric Power Co., 6.500%, 11/15/37	488
929		PPL Electric Utilities Corp., 2.500%, 09/01/22	917
		Public Service Co. of Colorado,
312		2.250%, 09/15/22	300
198		3.200%, 11/15/20	205
35		6.500%, 08/01/38	49
202		Public Service Co. of New Hampshire, 3.500%, 11/01/23	211
		Public Service Co. of Oklahoma,
88		5.150%, 12/01/19	99
1,100		Series G, 6.625%, 11/15/37	1,473
		Public Service Electric & Gas Co.,
155		5.300%, 05/01/18	175
416		5.375%, 11/01/39	509
1,763		RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	1,778
104		South Carolina Electric & Gas Co., 4.500%, 06/01/64	108
		Southern California Edison Co.,
450		Series 06-E, 5.550%, 01/15/37	561
285		Series 08-A, 5.950%, 02/01/38	366
292		Southern Co. (The), 1.950%, 09/01/16	299
120		Union Electric Co., 8.450%, 03/15/39	202

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Electric Utilities — continued
	Virginia Electric and Power Co.,
900	2.750%, 03/15/23	894
490	3.450%, 02/15/24	505
235	6.350%, 11/30/37	318
670	8.875%, 11/15/38	1,142
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
36	Xcel Energy, Inc., 4.800%, 09/15/41	40

		37,583

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,384
649	6.500%, 05/20/21	685
369	Boston Gas Co., 4.487%, 02/15/42 (e)	388
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	763
	Sabine Pass Liquefaction LLC,
2,213	5.625%, 04/15/23	2,301
905	5.625%, 02/01/21	955
490	5.750%, 05/15/24 (e)	510
371	6.250%, 03/15/22 (e)	402
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,571

		8,959

	Independent Power & Renewable Electricity Producers — 0.7%
	AES Corp.,
240	4.875%, 05/15/23	236
275	5.500%, 03/15/24	280
4,000	7.375%, 07/01/21	4,580
900	VAR, 3.227%, 06/01/19	904
	Calpine Corp.,
531	5.875%, 01/15/24 (e)	568
267	6.000%, 01/15/22 (e)	288
3,102	7.875%, 01/15/23 (e)	3,443
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d) (i)	—	(h)
4,770	7.750%, 06/01/19 (d) (i)	—
	NRG Energy, Inc.,
200	6.250%, 07/15/22 (e)	209
425	6.250%, 05/01/24 (e)	439
4,143	6.625%, 03/15/23	4,392
2,000	7.625%, 01/15/18	2,252
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,252

		18,843

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — 0.3%
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	361
	Consumers Energy Co.,
491	4.350%, 08/31/64	500
925	6.700%, 09/15/19	1,121
	Dominion Resources, Inc.,
46	Series C, 4.900%, 08/01/41	50
785	Series F, 5.250%, 08/01/33	902
400	7.000%, 06/15/38	551
1,470	NiSource Finance Corp., 6.400%, 03/15/18	1,694
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	270
685	6.000%, 06/01/26	856
500	6.000%, 06/01/39	662
	Sempra Energy,
406	3.550%, 06/15/24	414
255	6.150%, 06/15/18	294
75	6.500%, 06/01/16	82
589	9.800%, 02/15/19	775

		8,532

	Total Utilities	73,917

	Total Corporate Bonds (Cost $890,679)	939,807

Foreign Government Securities — 1.9%
180	Arab Republic of Egypt, (Egypt), Reg. S, 5.750%, 04/29/20	189
	Brazil Notas do Tesouro Nacional, Serie F, (Brazil),
BRL 410	10.000%, 01/01/15	182
BRL 1,670	10.000%, 01/01/17	724
BRL 840	10.000%, 01/01/23	352
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	210
	Federal Republic of Brazil, (Brazil),
200	5.000%, 01/27/45	205
107	7.125%, 01/20/37	140
36	8.250%, 01/20/34	52
249	12.250%, 03/06/30	469
30	Series A, 8.000%, 01/15/18	34
200	Federal Republic of Nigeria, (Nigeria), Reg. S, 6.375%, 07/12/23	219
270	Gabonese Republic, (Gabon), Reg. S, 6.375%, 12/12/24	296
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	199

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Government of Dominican Republic, (Dominican Republic),
240	Reg. S, 5.875%, 04/18/24	255
140	7.450%, 04/30/44 (e)	154
100	Reg. S, 7.500%, 05/06/21	116
263	Reg. S, 9.040%, 01/23/18	294
	Government of Jamaica, (Jamaica),
380	8.000%, 06/24/19	412
100	8.000%, 03/15/39	98
100	9.250%, 10/17/25	115
99	10.625%, 06/20/17	114
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,586
	Kingdom of Morocco, (Morocco),
200	Reg. S, 4.250%, 12/11/22	203
400	Reg. S, 5.500%, 12/11/42	410
EUR 1,480	Kingdom of Spain, (Spain), 3.800%, 04/30/24 (e)	2,228
230	Plurinational State of Bolivia, (Bolivia), Reg. S, 5.950%, 08/22/23	248
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	872
3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,624
300	Province of Quebec, (Canada), Series A, 6.350%, 01/30/26	382
	Provincia de Buenos Aires, (Argentina),
100	Reg. S, 9.375%, 09/14/18	86
140	Reg. S, 10.875%, 01/26/21	122
200	Provincia de Cordoba, (Argentina), Reg. S, 12.375%, 08/17/17	184
AUD 1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,438
	Republic of Belarus, (Belarus),
241	Reg. S, 8.750%, 08/03/15	246
100	Reg. S, 8.950%, 01/26/18	105
	Republic of Belize, (Belize),
126	Reg. S, SUB, 5.000%, 02/20/38	94
38	SUB, 5.000%, 02/20/38 (e)	28
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	190
100	7.375%, 01/27/17	114
100	7.375%, 03/18/19	121
240	7.375%, 09/18/37	334
240	8.125%, 05/21/24	327
370	10.375%, 01/28/33	592
200	Republic of Costa Rica, (Costa Rica), 7.000%, 04/04/44 (e)	209

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Croatia, (Croatia),
200	Reg. S, 6.250%, 04/27/17	215
200	6.375%, 03/24/21 (e)	220
100	Reg. S, 6.750%, 11/05/19	111
	Republic of Ecuador, (Ecuador),
300	7.950%, 06/20/24 (e)	331
500	Reg. S, 9.375%, 12/15/15	525
	Republic of El Salvador, (El Salvador),
228	Reg. S, 5.875%, 01/30/25	228
130	Reg. S, 7.375%, 12/01/19	146
65	Reg. S, 7.650%, 06/15/35	71
90	Reg. S, 7.750%, 01/24/23	103
59	Reg. S, 8.250%, 04/10/32	69
200	Republic of Guatemala, (Guatemala), Reg. S, 5.750%, 06/06/22	221
400	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	448
	Republic of Hungary, (Hungary),
252	5.375%, 02/21/23	271
708	5.375%, 03/25/24	762
236	5.750%, 11/22/23	261
278	6.250%, 01/29/20	314
188	6.375%, 03/29/21	213
110	7.625%, 03/29/41	143
50	7.625%, 03/29/41	65
	Republic of Iceland, (Iceland),
100	Reg. S, 4.875%, 06/16/16	104
310	Reg. S, 5.875%, 05/11/22 (e)	353
	Republic of Indonesia, (Indonesia),
100	Reg. S, 5.875%, 03/13/20	112
490	5.875%, 01/15/24 (e)	559
200	Reg. S, 6.750%, 01/15/44	245
160	Reg. S, 8.500%, 10/12/35	224
100	Reg. S, 11.625%, 03/04/19	135
500	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28	449
	Republic of Ivory Coast, (Ivory Coast),
200	5.375%, 07/23/24 (e)	197
550	Reg. S, SUB, 5.750%, 12/31/32	545
200	Republic of Kenya, (Kenya), 6.875%, 06/24/24 (e)	216
	Republic of Lebanon, (Lebanon),
200	6.375%, 03/09/20	210
1,145	Reg. S, 8.250%, 04/12/21	1,322
80	9.000%, 03/20/17	90
	Republic of Lithuania, (Lithuania),
130	Reg. S, 5.125%, 09/14/17	143

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
200	Reg. S, 6.625%, 02/01/22	243
309	Reg. S, 7.375%, 02/11/20	378
	Republic of Pakistan, (Pakistan),
500	Reg. S, 6.875%, 06/01/17	511
200	8.250%, 04/15/24 (e)	206
	Republic of Panama, (Panama),
335	6.700%, 01/26/36	426
120	8.875%, 09/30/27	176
220	9.375%, 04/01/29 (m)	336
200	Republic of Paraguay, (Paraguay), 4.625%, 01/25/23 (e)	208
	Republic of Peru, (Peru),
267	6.550%, 03/14/37	347
256	7.125%, 03/30/19	311
60	8.375%, 05/03/16	67
398	8.750%, 11/21/33	623
	Republic of Philippines, (Philippines),
260	6.375%, 10/23/34	337
130	6.500%, 01/20/20	154
490	7.750%, 01/14/31	690
100	9.500%, 02/02/30	160
210	10.625%, 03/16/25	334
	Republic of Poland, (Poland),
120	3.000%, 03/17/23	119
150	4.000%, 01/22/24	157
369	5.000%, 03/23/22	414
	Republic of Romania, (Romania),
110	4.375%, 08/22/23 (e)	115
116	Reg. S, 4.875%, 01/22/24	125
248	Reg. S, 6.125%, 01/22/44 (e)	293
306	6.750%, 02/07/22 (e)	368
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	312
58	Reg. S, SUB, 6.750%, 11/01/24	58
200	Reg. S, 7.250%, 09/28/21	230
210	Republic of Slovenia, (Slovenia), Reg. S, 5.850%, 05/10/23	237
	Republic of South Africa, (South Africa),
335	4.665%, 01/17/24	347
100	5.500%, 03/09/20	110
330	5.500%, 03/09/20	362
ZAR 2,000	Series 2048, 8.750%, 02/28/48	188
ZAR 13,700	Series R207, 7.250%, 01/15/20	1,280
	Republic of Sri Lanka, (Sri Lanka),
600	Reg. S, 6.250%, 10/04/20 (e)	643
	Republic of Turkey, (Turkey),
250	5.750%, 03/22/24	277

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

485	6.000%, 01/14/41	537
382	6.750%, 04/03/18	430
115	6.875%, 03/17/36	140
170	7.000%, 03/11/19	195
245	7.375%, 02/05/25	304
TRY 390	8.800%, 09/27/23	179
	Republic of Ukraine, (Ukraine),
200	Reg. S, 6.580%, 11/21/16	175
100	Reg. S, 6.750%, 11/14/17	88
200	Reg. S, 7.750%, 09/23/20	174
200	Reg. S, 7.800%, 11/28/22	173
200	Reg. S, 7.950%, 02/23/21	175
200	Reg. S, 9.250%, 07/24/17	183
	Republic of Uruguay, (Uruguay),
50	5.100%, 06/18/50	52
178	7.625%, 03/21/36	247
201	7.625%, 03/21/36	278
99	7.875% (cash), 01/15/33 (v)	138
	Republic of Venezuela, (Venezuela),
228	Reg. S, 6.000%, 12/09/20	160
212	7.650%, 04/21/25	148
65	Reg. S, 7.750%, 10/13/19	52
4	Reg. S, 8.250%, 10/13/24	3
118	Reg. S, 9.000%, 05/07/23	93
288	Reg. S, 12.750%, 08/23/22	275
300	Republic of Vietnam, (Vietnam), Reg. S, 6.750%, 01/29/20	339
200	Republic of Zambia, (Zambia), 8.500%, 04/14/24 (e)	231
	Russian Federation, (Russia),
200	Reg. S, 3.250%, 04/04/17	203
200	Reg. S, 4.875%, 09/16/23	196
840	Reg. S, SUB, 7.500%, 03/31/30	934
160	Reg. S, 12.750%, 06/24/28 (m)	260
AUD1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,517
	United Mexican States, (Mexico),
8	4.000%, 10/02/23	9
44	6.050%, 01/11/40	55
90	Series A, 6.750%, 09/27/34	119
MXN4,000	Series M, 7.750%, 11/13/42	350
MXN 22,500	Series M, 8.000%, 06/11/20	1,973
MXN1,130	Series M, 10.000%, 12/05/24	115
MXN 310	Series M, 10.000%, 11/20/36	33

	Total Foreign Government Securities (Cost $50,173)	50,868

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Mortgage Pass-Through Securities — 12.5%
	Federal Home Loan Mortgage Corp.,
31	ARM, 2.000%, 08/01/36	31
78	ARM, 2.089%, 05/01/37	82
236	ARM, 2.134%, 10/01/36	250
470	ARM, 2.408%, 10/01/37	506
208	ARM, 2.665%, 03/01/36	224
543	ARM, 3.054%, 03/01/36	587
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,321	4.000%, 02/01/26	3,543
277	4.500%, 10/01/18	292
28	5.000%, 05/01/18	30
2,917	5.500%, 01/01/21 - 12/01/24	3,193
212	6.000%, 11/01/21	226
30	7.500%, 01/01/17	32
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7,537	4.000%, 01/01/32	8,081
2,372	6.000%, 02/01/28	2,670
430	6.500%, 11/01/22	484
262	7.000%, 01/01/27	300
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
18,200	3.000%, 12/01/42 - 02/01/43	18,187
95	4.000%, 09/01/33	101
1,770	4.500%, 05/01/41	1,922
30	6.000%, 02/01/29	34
586	6.500%, 01/01/24 - 11/01/36	661
594	7.000%, 09/01/24 - 10/01/36	665
64	7.500%, 10/01/19 - 02/01/27	70
84	8.000%, 08/01/27	101
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,513	7.500%, 01/01/32 - 12/01/36	1,808
277	10.000%, 10/01/30	315
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
14,154	3.500%, 09/01/32 - 06/01/42	14,655
4,125	4.000%, 06/01/42 - 10/01/42	4,384
9	7.000%, 12/01/14 - 03/01/16	10
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
121	ARM, 1.709%, 07/01/37	127
222	ARM, 2.043%, 07/01/37	232
84	ARM, 2.065%, 04/01/37	90

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

212	ARM, 2.220%, 05/01/35	225
163	ARM, 2.295%, 01/01/34	174
310	ARM, 2.353%, 03/01/37	332
419	ARM, 2.355%, 04/01/37	449
22	ARM, 2.625%, 10/01/33	23
	Federal National Mortgage Association, 15 Year, Single Family,
297	4.000%, 07/01/18	314
1,633	5.000%, 05/01/18 - 07/01/25	1,752
71	5.500%, 08/01/17	75
583	6.000%, 09/01/19 - 08/01/22	624
1	8.000%, 01/01/16	1
	Federal National Mortgage Association, 20 Year, Single Family,
819	3.500%, 12/01/30	858
433	6.000%, 04/01/24	488
342	6.500%, 11/01/18	385
	Federal National Mortgage Association, 30 Year, Single Family,
18,016	3.000%, 01/01/43 - 02/01/43	18,000
1,858	5.000%, 10/01/39	2,073
900	5.500%, 12/01/28 - 09/01/34	1,010
4,028	6.000%, 03/01/34 - 08/01/37	4,574
544	6.500%, 04/01/28 - 10/01/38	616
844	7.000%, 03/01/28 - 04/01/37	970
231	7.500%, 10/01/26 - 11/01/38	257
3,721	8.000%, 08/01/22 - 12/01/36	4,508
37	8.500%, 10/01/25 - 12/01/25	41
3	9.000%, 01/01/19 - 04/01/25	4
1	12.500%, 01/01/16	1
	Federal National Mortgage Association, Other,
3,869	VAR, 0.505%, 01/01/23	3,863
2,985	1.829%, 02/01/20	2,957
1,848	2.211%, 04/01/19	1,874
7,500	2.440%, 02/01/23	7,428
3,894	2.490%, 01/01/23	3,851
4,087	2.593%, 01/01/23	4,071
3,900	2.650%, 03/01/23	3,881
4,932	2.764%, 06/01/23	4,993
1,477	2.841%, 03/01/22	1,470
5,350	3.450%, 01/01/24	5,641
1,750	3.482%, 11/01/20	1,851
1,680	3.492%, 01/01/18	1,780
95,292	3.500%, 05/01/32 - 06/01/43	98,808
1,555	3.590%, 10/01/20	1,664
5,044	3.640%, 12/01/23	5,389

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Mortgage Pass-Through Securities — continued
1,445	3.743%, 06/01/18	1,547
5,300	3.760%, 03/01/24	5,666
1,587	3.782%, 12/01/21	1,706
1,577	3.810%, 01/01/19	1,694
1,000	3.895%, 09/01/21	1,079
8,029	4.000%, 07/01/42	8,534
7,193	4.000%, 07/01/43	7,645
1,275	4.195%, 07/01/21	1,401
2,058	4.319%, 12/01/19	2,254
2,361	4.369%, 02/01/20	2,609
3,000	4.399%, 02/01/20	3,322
3,736	4.402%, 12/01/19	4,107
6,165	4.484%, 06/01/21	6,859
14,616	4.500%, 01/01/20 - 11/01/43	15,988
1,920	4.794%, 01/01/21	2,157
451	5.000%, 12/01/32 - 08/01/33	488
267	5.500%, 09/01/17	280
103	6.500%, 04/01/36 - 07/01/36	115
9,364	Government National Mortgage Association, 6.000%, 08/15/36	10,825
	Government National Mortgage Association II, 30 Year, Single Family,
4,400	6.000%, 11/20/32 - 09/20/38	4,964
1,237	6.500%, 02/20/29 - 10/20/39	1,392
3,284	7.000%, 06/20/32 - 01/20/39	3,827
311	7.500%, 08/20/25 - 05/20/32	362
780	8.000%, 08/20/26 - 09/20/31	961
435	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	472
	Government National Mortgage Association, 30 Year, Single Family,
246	6.500%, 02/15/28 - 10/15/29	284
75	7.000%, 02/15/24 - 11/15/27	83
81	7.250%, 09/15/21 - 01/15/28	85
48	7.500%, 10/15/22 - 02/15/27	51
4	7.750%, 02/15/27	4
2	8.500%, 11/15/25	2
52	9.000%, 09/15/16 - 01/15/25	57
3	10.000%, 11/15/20	3

	Total Mortgage Pass-Through Securities (Cost $338,963)	341,992

Municipal Bonds — 0.5% (t)
	California — 0.1%
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,276

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	California — continued
774	University of California, Series AD, Rev., 4.858%, 05/15/12[5]	804

		2,080

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14	371

	Illinois — 0.1%
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,944

	New York — 0.2%
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	651
1,165	Series H, Rev., 5.389%, 03/15/40	1,426
1,450	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	1,817
895	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	941

		4,835

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,485
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[3]	1,690

		3,175

	Total Municipal Bonds (Cost $10,698)	12,405

Preferred Securities — 0.2% (x)
	Financials — 0.2%
	Banks — 0.2%
	Bank of America Corp.,
1,055	Series V, VAR, 5.125%, 06/17/19	1,044
2,725	Series K, VAR, 8.000%, 01/30/18	3,011
581	Citigroup, Inc., VAR, 5.950%, 01/30/23	586
635	Wachovia Capital Trust III, VAR, 5.570%, 10/03/14	622

		5,263

	Insurance — 0.0% (g)
178	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	184

	Total Preferred Securities (Cost $5,498)	5,447

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Supranational — 0.1%
1,000	African Development Bank, 8.800%, 09/01/19	1,274
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,307
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,226

	Total Supranational (Cost $3,739)	3,807

U.S. Government Agency Securities — 1.4%
385	Federal Home Loan Mortgage Corp., Series GDIF, 6.750%, 09/15/29	558
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	7,148
1,500	5.625%, 07/15/37	2,047
1,000	8.200%, 03/10/16	1,117
	Federal National Mortgage Association STRIPS,
745	Zero Coupon, 11/15/21	625
1,275	Zero Coupon, 05/15/30	735
	Financing Corp. Fico,
3,100	Zero Coupon, 11/30/17	2,964
1,000	Zero Coupon, 05/11/18	944
1,285	Zero Coupon, 04/05/19	1,182
1,500	Zero Coupon, 09/26/19	1,357
305	New Valley Generation II, Series 2001, 5.572%, 05/01/20	343
548	New Valley Generation V, 4.929%, 01/15/21	620
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20	9,865
2,770	Zero Coupon, 10/15/20	2,423
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,007
2,103	5.250%, 09/15/39	2,621
1,610	5.880%, 04/01/36	2,149
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	348

	Total U.S. Government Agency Securities (Cost $36,394)	38,053

U.S. Treasury Obligations — 11.6%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	92
9,250	3.625%, 08/15/43	10,236
10,555	4.375%, 02/15/38	13,090
8,400	4.500%, 02/15/36	10,591
3,890	4.500%, 05/15/38	4,914
5,000	5.000%, 05/15/37	6,741
2,500	5.250%, 02/15/29	3,278
21,000	5.500%, 08/15/28 (m)	28,058
7,200	7.250%, 08/15/22 (m)	9,923

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,625	7.875%, 02/15/21 (m)	3,581
13,600	8.125%, 05/15/21 (m)	18,901
10,000	8.125%, 08/15/21 (m)	14,010
5,000	8.500%, 02/15/20 (m)	6,771
6,000	8.750%, 08/15/20 (m)	8,350
6,905	8.875%, 08/15/17 (m)	8,497
	U.S. Treasury Coupon STRIPS,
6,495	2.110%, 02/15/21 (m) (n)	5,698
7,251	2.151%, 05/15/20 (m) (n)	6,508
15,000	2.196%, 05/15/21 (m) (n)	13,044
640	2.419%, 02/15/22 (m) (n)	543
240	2.577%, 02/15/23 (n)	196
11,239	2.953%, 08/15/17 (m) (n)	10,915
185	3.031%, 08/15/19 (m) (n)	170
6,916	3.215%, 02/15/17 (m) (n)	6,783
14,895	3.315%, 11/15/17 (m) (n)	14,361
5,000	3.440%, 08/15/22 (m) (n)	4,170
22,000	3.468%, 11/15/21 (m) (n)	18,810
5,000	3.555%, 11/15/22 (m) (n)	4,133
42,000	4.040%, 11/15/33 (n)	23,253
1,606	4.159%, 08/15/18 (m) (n)	1,519
4,000	4.168%, 02/15/18 (m) (n)	3,832
2,615	4.702%, 02/15/28 (n)	1,787
1,000	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	2,087
	U.S. Treasury Notes,
50	0.250%, 09/30/14 (k)	50
10,300	0.875%, 07/31/19 (k)	9,930
4,750	1.125%, 05/31/19	4,647
2,000	1.375%, 01/31/20	1,962
2,765	1.500%, 08/31/18	2,777
100	2.000%, 04/30/16	103
2,000	2.125%, 08/15/21	2,012
11,000	2.250%, 11/30/17	11,402
130	2.625%, 04/30/16	135
4,115	2.875%, 03/31/18	4,351
1,000	3.125%, 10/31/16	1,054
3,954	3.125%, 05/15/19	4,229
1,250	3.250%, 03/31/17	1,328
8,000	4.250%, 11/15/17	8,796

	Total U.S. Treasury Obligations (Cost $295,936)	317,618

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SHARES		SECURITY DESCRIPTION	VALUE

Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	27

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	241

		Total Consumer Discretionary	268

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a) (i)	191

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	6

		Materials — 0.1%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	4

		Construction Materials — 0.1%
60		U.S. Concrete, Inc. (a)	1,512

		Containers & Packaging — 0.0%
9		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.0% (g)
13		New Holdco (a) (i)	1,234

		Total Materials	2,750

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
10		Dynegy, Inc. (a)	310

		Total Common Stocks (Cost $4,381)	3,525

Preferred Stocks — 0.3%
		Financials — 0.2%
		Banks — 0.0% (g)
15		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	773

		Consumer Finance — 0.1%
3		Ally Financial, Inc., Series G, 7.000%, 10/09/14 ($1,000 par value) (e) @	2,707

		Insurance — 0.1%
11		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	332
2		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.354%, 10/07/14 ($1,000 par value) @	2,045

			2,377

		Total Financials	5,857

SHARES	SECURITY DESCRIPTION	VALUE

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,082

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A, 11.000% (i)	—

	Total Preferred Stocks (Cost $6,847)	6,939

PRINCIPAL AMOUNT
Loan Assignments — 0.9%
	Consumer Discretionary — 0.3%
	Automobiles — 0.1%
878	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	877

	Hotels, Restaurants & Leisure — 0.0% (g)
782	Hilton Worldwide Finance LLC, Term Loan, VAR, 3.500%, 10/26/20	776

	Media — 0.2%
749	Clear Channel Communications, Inc., Term Loan, VAR, 6.907%, 01/30/19	737
661	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.807%, 01/29/16	656
596	Clear Channel Communications, Inc., Term Loan E, VAR, 7.657%, 07/30/19	594
71	MTL Publishing LLC, 1st Lien Term Loan B-2, VAR, 3.750%, 06/29/18	70
1,536	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	1,190
842	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	852
738	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	736
2,993	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	22

		4,857

	Specialty Retail — 0.0% (g)
311	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	311

	Total Consumer Discretionary	6,821

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.2%
1,150	Albertsons LLC, Term Loan B4, VAR, 08/08/21 ^	1,152

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Food & Staples Retailing — continued
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,184
1,174	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,165

		3,501

	Food Products — 0.0% (g)
593	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	590

	Total Consumer Staples	4,091

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
559	MEG Energy Corp., New Term Loan B, VAR, 3.750%, 03/31/20	557

	Financials — 0.2%
	Consumer Finance — 0.0% (g)
645	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	645

	Real Estate Management & Development — 0.2%
1,441	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	1,434
	Progress Residential LP, Revolving Loan,
3,319	VAR, 4.000%, 09/04/15 (i)	3,302

		4,736

	Total Financials	5,381

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
123	Kinetic Concepts, Inc., USD Term Loan E1, VAR, 4.000%, 05/04/18	122

	Health Care Providers & Services — 0.0% (g)
722	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	720

	Total Health Care	842

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
319	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	319

	Building Products — 0.0% (g)
319	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	319

	Total Industrials	638

	Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
811	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 ^	812

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — 0.0% (g)
135	First Data Corp., 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	134

	Semiconductors & Semiconductor Equipment — 0.0% (g)
330	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	330

	Total Information Technology	1,276

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
497	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	494
215	AZ Chem U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21	216

	Total Materials	710

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
342	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	341
75	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	75
592	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19 ^	589

	Total Telecommunication Services	1,005

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	217
364	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16	366
2,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.652%, 10/10/17	1,637
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.652%, 10/10/14	1,637

	Total Utilities	3,857

	Total Loan Assignments (Cost $28,675)	25,178

NUMBER OF WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
13	Neebo, Inc., expiring 06/20/19 (Strike Price $1.00) (a) (i)	—

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE

Warrants — continued
Industrials — 0.0%
Marine — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $—)	—

SHARES	SECURITY DESCRIPTION	VALUE

Short-Term Investment — 1.8%
	Investment Company — 1.8%
50,080	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $50,080)	50,080

	Total Investments — 99.3% (Cost $2,632,338)	2,720,423
	Other Assets in Excess of Liabilities — 0.7%	18,897

	NET ASSETS — 100.0%	$2,739,320

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	10 Year U.S. Treasury Note	12/19/14	755	2
4	U.S. Long Bond	12/19/14	560	—	(h)
544	Ultra Long Term U.S. Treasury Bond	12/19/14	84,592	962
7	5 Year U.S. Treasury Note	12/31/14	832	1

	Short Futures Outstanding
(1,099)	5 Year U.S. Treasury Note	12/31/14	(130,601)	(332)

				633

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,276	BRL	Goldman Sachs International †	09/30/14	989	1,009	20
1,589	MXN	Barclays Bank plc	09/30/14	121	121	—	(h)
3,818	MXN	Goldman Sachs International	09/30/14	290	291	1
2,960	RUB	Barclays Bank plc †	09/30/14	83	79	(4)
10,701	RUB	Citibank, N.A. †	09/30/14	289	287	(2)
497	ZAR	HSBC Bank, N.A.	12/05/14	46	46	—	(h)
				1,818	1,833	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Australia and New Zealand Banking Group Limited	09/05/14	2,854	2,895	(41)
3,196	BRL	Goldman Sachs International †	09/30/14	1,393	1,416	(23)
130	EUR	Goldman Sachs International	09/05/14	177	171	6
2,748	EUR	TD Bank Financial Group	09/05/14	3,740	3,611	129
104,000	JPY	Credit Suisse International	09/05/14	1,016	999	17
5,407	MXN	Barclays Bank plc	09/30/14	412	413	(1)
9,768	RUB	Barclays Bank plc †	09/30/14	275	262	13
3,894	RUB	Citibank, N.A. †	09/30/14	111	105	6
385	TRY	Societe Generale	09/30/14	176	177	(1)
13,663	ZAR	Deutsche Bank AG	09/05/14	1,255	1,281	(26)
1,986	ZAR	Goldman Sachs International	09/30/14	185	186	(1)
				11,594	11,516	78

Centrally Cleared Inflation-Linked Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.795% at termination	CPI-U at termination	08/08/2019	$5,000	$(14)

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 42.7%
	Agency CMO — 42.7%
	Federal Home Loan Mortgage Corp. REMIC,
47	Series 1343, Class LA, 8.000%, 08/15/22	55
328	Series 1367, Class K, 5.500%, 09/15/22	358
61	Series 1591, Class E, 10.000%, 10/15/23	64
523	Series 1633, Class Z, 6.500%, 12/15/23	578
523	Series 1694, Class PK, 6.500%, 03/15/24	577
3,325	Series 1785, Class A, 6.000%, 10/15/23	3,596
180	Series 1999, Class PU, 7.000%, 10/15/27	204
296	Series 2031, Class PG, 7.000%, 02/15/28	334
873	Series 2035, Class PC, 6.950%, 03/15/28	1,009
671	Series 2064, Class PD, 6.500%, 06/15/28	763
517	Series 2095, Class PE, 6.000%, 11/15/28	571
233	Series 2152, Class BD, 6.500%, 05/15/29	249
1,209	Series 2162, Class TH, 6.000%, 06/15/29	1,335
44	Series 2345, Class PQ, 6.500%, 08/15/16	46
688	Series 2367, Class ME, 6.500%, 10/15/31	758
1,025	Series 2480, Class EJ, 6.000%, 08/15/32	1,138
1,884	Series 2562, Class PG, 5.000%, 01/15/18	1,984
3,506	Series 2611, Class QZ, 5.000%, 05/15/33	3,954
317	Series 2647, Class A, 3.250%, 04/15/32	329
933	Series 2651, Class VZ, 4.500%, 07/15/18	979
3,299	Series 2656, Class BG, 5.000%, 10/15/32	3,475
1,022	Series 2688, Class DG, 4.500%, 10/15/23	1,106
1,808	Series 2727, Class PE, 4.500%, 07/15/32	1,842
3,449	Series 2773, Class TB, 4.000%, 04/15/19	3,620
4,589	Series 2841, Class AT, 4.000%, 08/15/19	4,819
1,291	Series 2882, Class QD, 4.500%, 07/15/34	1,390
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,869
1,649	Series 2927, Class GA, 5.500%, 10/15/34	1,811
4,008	Series 2931, Class QD, 4.500%, 02/15/20	4,247
2,858	Series 3036, Class ND, 5.000%, 05/15/34	2,914
80	Series 3045, Class HN, 4.500%, 09/15/33	81
943	Series 3085, Class VS, HB, IF, 28.100%, 12/15/35	1,523
3,024	Series 3181, Class OP, PO, 07/15/36	2,755
3,163	Series 3188, Class GE, 6.000%, 07/15/26	3,554
11,242	Series 3325, Class JL, 5.500%, 06/15/37	12,193
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,655
3,450	Series 3413, Class B, 5.500%, 04/15/37	3,746
1,269	Series 3544, Class PC, 5.000%, 05/15/37	1,284
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,443
7,738	Series 3737, Class DG, 5.000%, 10/15/30	8,444
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,171
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,176
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,966

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
29,305	Series 3981, Class PA, 3.000%, 04/15/31	29,832
15,495	Series 4002, Class MV, 4.000%, 01/15/30	16,319
22,416	Series 4039, Class SA, IF, IO, 6.345%, 05/15/42	3,599
12,000	Series 4047, Class PB, 3.500%, 01/15/41	11,732
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,436
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,870
3,640	Series 4181, Class VA, 3.000%, 05/15/26	3,745
28,697	Series 4186, Class JE, 2.000%, 03/15/33	28,405
18,137	Series 4188, Class JG, 2.000%, 04/15/33	17,826
13,745	Series 4206, Class DA, 2.000%, 05/15/33	13,472
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,498
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,659
	Federal Home Loan Mortgage Corp. STRIPS,
49	Series 155, Class IO, IO, 7.000%, 11/01/23	11
22,057	Series 264, Class 30, 3.000%, 07/15/42	21,899
13,283	Series 267, Class 30, 3.000%, 08/15/42	13,051
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,932	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,214
2,170	Series T-54, Class 2A, 6.500%, 02/25/43	2,573
954	Series T-56, Class APO, PO, 05/25/43	793
793	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	906
	Federal National Mortgage Association REMIC,
45	Series 1988-16, Class B, 9.500%, 06/25/18	49
21	Series 1990-57, Class J, 7.000%, 05/25/20	21
157	Series 1993-110, Class H, 6.500%, 05/25/23	179
122	Series 1993-146, Class E, PO, 05/25/23	117
1,939	Series 1993-155, Class PJ, 7.000%, 09/25/23	2,220
22	Series 1993-205, Class H, PO, 09/25/23	20
33	Series 1993-217, Class H, PO, 08/25/23	30
25	Series 1993-228, Class G, PO, 09/25/23	22
674	Series 1994-37, Class L, 6.500%, 03/25/24	756
2,490	Series 1994-51, Class PV, 6.000%, 03/25/24	2,723
1,133	Series 1998-58, Class PC, 6.500%, 10/25/28	1,270
323	Series 2000-8, Class Z, 7.500%, 02/20/30	384
604	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	120
151	Series 2002-2, Class UC, 6.000%, 02/25/17	158
215	Series 2002-3, Class PG, 5.500%, 02/25/17	224

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	137

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,316	Series 2002-73, Class OE, 5.000%, 11/25/17	1,381
832	Series 2002-92, Class FB, VAR, 0.805%, 04/25/30	846
5,725	Series 2003-21, Class PZ, 4.500%, 03/25/33	6,157
235	Series 2003-67, Class SA, HB, IF, 44.492%, 10/25/31	453
5,436	Series 2003-81, Class MC, 5.000%, 12/25/32	5,674
4,930	Series 2003-92, Class VH, 5.000%, 02/25/19	4,986
3,932	Series 2003-128, Class DY, 4.500%, 01/25/24	4,251
1,612	Series 2004-46, Class QD, HB, IF, 23.380%, 03/25/34	2,228
2,034	Series 2004-54, Class FL, VAR, 0.555%, 07/25/34	2,038
3,339	Series 2004-60, Class PA, 5.500%, 04/25/34	3,580
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,475
204	Series 2005-29, Class AK, 4.500%, 04/25/35	204
2,113	Series 2005-58, Class EP, 5.500%, 07/25/35	2,301
3,640	Series 2005-62, Class DX, 5.000%, 05/25/34	3,824
2,358	Series 2005-83, Class LA, 5.500%, 10/25/35	2,628
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,392
7,093	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	898
11,689	Series 2006-51, Class FP, VAR, 0.505%, 03/25/36	11,693
150	Series 2006-81, Class FA, VAR, 0.505%, 09/25/36	150
1,618	Series 2006-110, Class PO, PO, 11/25/36	1,502
5,391	Series 2007-76, Class PE, 6.000%, 08/25/37	5,939
1,337	Series 2009-89, Class A1, 5.410%, 05/25/35	1,404
46	Series 2010-4, Class SL, IF, 11.239%, 02/25/40	51
2,714	Series 2010-11, Class CB, 4.500%, 02/25/40	2,833
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,587

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
7,091	Series 2010-68, Class EP, 4.500%, 12/25/39	7,659
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,500
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,091
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,881
20,041	Series 2012-47, Class QE, 4.000%, 05/25/38	21,430
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,177
14,044	Series 2012-60, Class EP, 3.000%, 04/25/42	13,937
22,373	Series 2012-63, Class VA, 4.000%, 08/25/23	24,088
15	Series G92-35, Class EB, 7.500%, 07/25/22	17
92	Series G92-44, Class ZQ, 8.000%, 07/25/22	99
	Federal National Mortgage Association REMIC Trust,
217	Series 1999-W4, Class A9, 6.250%, 02/25/29	243
2,079	Series 2002-W7, Class A4, 6.000%, 06/25/29	2,275
953	Series 2003-W1, Class 1A1, VAR, 5.887%, 12/25/42	1,076
481	Series 2003-W1, Class 2A, VAR, 6.591%, 12/25/42	566
746	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	758
3,224	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,778
2,524	Series 2009-W1, Class A, 6.000%, 12/25/49	2,835
	Federal National Mortgage Association STRIPS,
2,511	Series 278, Class 1, VAR, 0.880%, 08/25/25	2,494
866	Series 278, Class 3, VAR, 0.945%, 11/25/23	869
704	Series 343, Class 23, IO, 4.000%, 10/25/18	40
	Government National Mortgage Association,
448	Series 1998-22, Class PD, 6.500%, 09/20/28	475
257	Series 1999-17, Class L, 6.000%, 05/20/29	288
5,838	Series 2001-64, Class PB, 6.500%, 12/20/31	6,665
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,753

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,473		Series 2008-15, Class NB, 4.500%, 02/20/38	1,577
6,593		Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	1,191
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	30,940
2,723		Series 2009-52, Class MA, 5.000%, 11/20/36	2,850
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,161
11,908		Series 2011-29, Class Z, 5.000%, 05/20/40	13,529

		Total Collateralized Mortgage Obligations (Cost $555,241)	566,815

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,667)	6,794

Mortgage Pass-Through Securities — 6.5%
		Federal Home Loan Mortgage Corp.,
10		ARM, 1.917%, 02/01/19	10
4		ARM, 1.945%, 07/01/30	5
12		ARM, 2.180%, 03/01/18	12
1,739		ARM, 2.187%, 03/01/37	1,845
51		ARM, 2.193%, 08/01/18	53
140		ARM, 2.235%, 01/01/27	148
19		ARM, 2.314%, 04/01/30	20
25		ARM, 2.500%, 06/01/18	25
52		ARM, 2.523%, 01/01/21	52
1		ARM, 2.746%, 01/01/20	2
28		ARM, 2.824%, 11/01/18	29
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
139		5.000%, 12/01/16	147
—	(h)	7.000%, 12/01/14	—	(h)
423		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	457
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,813		4.000%, 04/01/42	5,096
1,677		4.500%, 10/01/40	1,815
430		5.500%, 11/01/33	477
131		6.000%, 02/01/32	149
582		6.500%, 01/01/24 - 07/01/29	664
1,083		7.000%, 08/01/25 - 09/01/29	1,265
56		7.500%, 09/01/24 - 08/01/25	62
33		8.000%, 11/01/24	37
127		8.500%, 05/01/24 - 07/01/28	147

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2		9.000%, 10/01/17 - 11/01/21	3
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
148		ARM, 1.875%, 08/01/30	148
106		ARM, 1.918%, 11/01/27 - 11/01/40	109
35		ARM, 1.978%, 06/01/29	36
20		ARM, 1.990%, 06/01/20	20
24		ARM, 2.000%, 06/01/17 - 09/01/17	24
45		ARM, 2.512%, 07/01/17	46
2		ARM, 2.625%, 06/01/15 - 10/01/15	2
76		ARM, 2.653%, 01/01/29	79
67		ARM, 2.803%, 08/01/19	67
3		ARM, 3.000%, 07/01/27	3
42		ARM, 3.826%, 09/01/27	43
11		ARM, 5.995%, 04/01/19	12
8		ARM, 6.000%, 12/01/18	8
		Federal National Mortgage Association, 15 Year, Single Family,
4,680		4.000%, 04/01/19 - 09/01/25	4,996
1,398		4.500%, 03/01/19	1,484
632		5.500%, 11/01/16 - 03/01/18	670
		Federal National Mortgage Association, 20 Year, Single Family,
550		5.000%, 11/01/23	606
634		6.000%, 03/01/22	714
		Federal National Mortgage Association, 30 Year, Single Family,
4,202		3.500%, 05/01/42	4,338
12,276		4.000%, 02/01/42 - 06/01/43	13,039
823		4.500%, 03/01/38	889
2,394		5.000%, 11/01/33	2,689
14,631		5.500%, 02/01/29 - 05/01/36	16,536
2,146		6.000%, 07/01/36	2,457
481		6.500%, 06/01/26 - 04/01/32	557
3,596		7.000%, 02/01/24 - 03/01/35	4,286
193		7.500%, 03/01/30 - 04/01/30	210
66		10.000%, 10/01/16 - 11/01/21	71
		Federal National Mortgage Association, Other,
7,665		3.117%, 01/01/22	7,985
9,592		3.265%, 01/01/22	10,105
90		6.000%, 09/01/28	103
		Government National Mortgage Association II, 30 Year, Single Family,
233		8.000%, 11/20/26 - 11/20/27	278
		Government National Mortgage Association, 30 Year, Single Family,
9		6.000%, 10/15/23	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	139

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
597	6.500%, 06/15/23 - 02/15/24	677
249	7.000%, 12/15/22 - 06/15/28	266
330	7.500%, 02/15/22 - 02/15/28	365
126	8.000%, 07/15/22 - 08/15/26	140
324	9.000%, 06/15/16 - 11/15/24	370
8	9.500%, 08/15/16 - 09/15/20	8

	Total Mortgage Pass-Through Securities (Cost $82,353)	86,966

U.S. Government Agency Securities — 19.2%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,635
12,824	5.750%, 12/07/28	16,528
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	26,553
10,000	6.250%, 05/15/29	13,700
	Federal National Mortgage Association STRIPS,
34,750	Zero Coupon, 11/15/20	30,019
8,000	Zero Coupon, 05/15/23	6,331
9,200	Zero Coupon, 05/29/26	6,310
10,000	Zero Coupon, 05/15/30	5,769
26,153	Financing Corp. STRIPS, Zero Coupon, 12/06/18	24,291
	Residual Funding Corp. STRIPS,
34,520	Zero Coupon, 10/15/19	31,253
10,000	Zero Coupon, 01/15/30	6,190
5,000	Zero Coupon, 04/15/30	3,033
	Resolution Funding Corp. STRIPS,
50,000	Zero Coupon, 07/15/20	44,011
15,000	Zero Coupon, 04/15/28	9,788
	Tennessee Valley Authority STRIPS,
4,500	Zero Coupon, 07/15/16	4,419
14,740	Zero Coupon, 12/15/17	13,867

	Total U.S. Government Agency Securities (Cost $211,025)	254,697

U.S. Treasury Obligations — 27.4%
	U.S. Treasury Bonds,
15,000	3.750%, 08/15/41	17,027
20,000	5.250%, 11/15/28	26,197

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,500	7.125%, 02/15/23	3,459
13,140	7.250%, 05/15/16	14,656
3,935	7.250%, 08/15/22	5,423
3,635	8.000%, 11/15/21	5,095
3,190	8.875%, 08/15/17	3,926
1,020	9.000%, 11/15/18	1,338
	U.S. Treasury Coupon STRIPS,
72,500	1.963%, 05/15/20 (n)	65,074
1,190	6.466%, 05/15/16 (n)	1,181
600	6.609%, 08/15/15 (n)	599
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	35,043
25,000	0.625%, 05/31/17	24,838
25,000	2.000%, 04/30/16	25,669
20,000	2.000%, 11/15/21	19,909
25,000	2.625%, 08/15/20	26,070
55,000	2.625%, 11/15/20	57,274
25,000	4.250%, 11/15/17	27,486
1,020	4.750%, 08/15/17	1,132
1,900	U.S. Treasury Principal STRIPS, Zero Coupon, 08/15/15	1,898

	Total U.S. Treasury Obligations (Cost $350,475)	363,294

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
45,555	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $45,555)	45,555

	Total Investments — 99.7% (Cost $1,251,316)	1,324,121
	Other Assets in Excess of Liabilities — 0.3%	4,117

	NET ASSETS — 100.0%	$1,328,238

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
57	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.655%, 09/25/34 (i)	8
6,455	Unipac IX LLC, 13.000%, 05/15/16 (i)	5,913

	Total Asset-Backed Securities (Cost $6,449)	5,921

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
1,617	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Utilities — 0.1%
	Electric Utilities — 0.1%
4,113	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	9,460

	Total Convertible Bonds (Cost $12,184)	9,460

Corporate Bonds — 83.0%
	Consumer Discretionary — 14.2%
	Auto Components — 1.0%
30,695	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	33,457
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
16,871	3.500%, 03/15/17	16,976
8,920	4.875%, 03/15/19	9,165
21,452	5.875%, 02/01/22	22,364
7,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	7,880
10,320	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	11,017

		100,859

	Automobiles — 1.3%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
24,624	8.000%, 06/15/19	26,487
76,561	8.250%, 06/15/21	85,557
6,037	General Motors Co., 3.500%, 10/02/18	6,165
	Jaguar Land Rover Automotive plc, (United Kingdom),
18,269	4.125%, 12/15/18 (e)	18,542
4,000	5.625%, 02/01/23 (e)	4,220
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	1
953	6.250%, 07/15/33 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
404	7.375%, 05/15/48 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
47	7.375%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		140,972

	Distributors — 0.4%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,696
9,005	7.000%, 05/20/22	9,770
3,912	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22 (e)	3,931
	VWR Funding, Inc.,
12,255	7.250%, 09/15/17	12,929
2,286	10.750%, 06/30/17 (e)	2,295

		38,621

	Diversified Consumer Services — 0.2%
	Service Corp. International,
430	4.500%, 11/15/20	428
9,075	5.375%, 05/15/24 (e)	9,370
7,970	8.000%, 11/15/21	9,405

		19,203

	Hotels, Restaurants & Leisure — 2.5%
3,014	CCM Merger, Inc., 9.125%, 05/01/19 (e)	3,210
7,602	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	7,716
6,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21	6,286
20,497	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	14,246
5,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	5,731
5,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	6,530

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	141

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
10,025	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	10,626
10,095	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	10,852
	MGM Resorts International,
7,140	6.625%, 12/15/21	7,943
5,500	6.750%, 10/01/20	6,091
10,000	7.750%, 03/15/22	11,700
15,945	8.625%, 02/01/19	18,775
18,150	11.375%, 03/01/18	22,960
9,886	MTR Gaming Group, Inc., 11.500%, 08/01/19	11,048
3,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	3,218
3,447	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	3,447
4,065	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	4,370
918	Royal Caribbean Cruises Ltd., (Liberia), 7.500%, 10/15/27	1,058
12,450	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	12,263
9,734	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	10,269
8,260	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	9,251
2,301	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,330
8,271	Station Casinos LLC, 7.500%, 03/01/21	8,933
18,572	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	20,429
18,962	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	20,953
27,126	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	27,601

		267,836

	Household Durables — 1.0%
3,153	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	2,980
7,551	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	7,825
1,721	Jarden Corp., 7.500%, 05/01/17	1,921
	K. Hovnanian Enterprises, Inc.,
2,178	7.000%, 01/15/19 (e)	2,205
5,507	9.125%, 11/15/20 (e)	6,085
12,350	11.875%, 10/15/15	13,585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,266
5,106	6.950%, 06/01/18	5,642
6,440	Series B, 12.250%, 06/01/17	8,018
16,102	M/I Homes, Inc., 8.625%, 11/15/18	16,988
9,078	Meritage Homes Corp., 7.000%, 04/01/22	9,918
	Standard Pacific Corp.,
10,130	8.375%, 01/15/21	11,902
544	10.750%, 09/15/16	634
2,402	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,600
4,041	Toll Brothers Finance Corp., 6.750%, 11/01/19	4,617
	WCI Communities, Inc.,
6,818	6.875%, 08/15/21	6,980
3,686	6.875%, 08/15/21 (e)	3,773

		109,939

	Internet & Catalog Retail — 0.4%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,656
9,860	5.750%, 03/01/24 (e)	10,329
	SITEL LLC/Sitel Finance Corp.,
7,908	11.000%, 08/01/17 (e)	8,264
16,435	11.500%, 04/01/18	16,065

		42,314

	Media — 6.3%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	9
1,450	8.125%, 07/15/03 (d)	13
3,175	9.375%, 11/15/09 (d)	28
3,500	10.875%, 10/01/10 (d)	30
19,636	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	20,863
8,119	AMC Entertainment, Inc., 5.875%, 02/15/22	8,363
54,435	Cablevision Systems Corp., 8.000%, 04/15/20	62,056
2,925	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24 (e)	3,013
	Cenveo Corp.,
11,790	6.000%, 08/01/19 (e)	11,643
10,225	8.500%, 09/15/22 (e)	9,969
	Clear Channel Communications, Inc.,
16,562	9.000%, 12/15/19	17,141
1,410	9.000%, 03/01/21	1,463

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Clear Channel Worldwide Holdings, Inc.,
12,275	6.500%, 11/15/22	13,073
28,065	Series B, 6.500%, 11/15/22	30,029
2,650	Series A, 7.625%, 03/15/20	2,829
25,901	Series B, 7.625%, 03/15/20	27,714
	CSC Holdings LLC,
550	5.250%, 06/01/24 (e)	545
13,155	6.750%, 11/15/21	14,470
	DISH DBS Corp.,
2,480	5.000%, 03/15/23	2,468
10,119	5.125%, 05/01/20	10,372
60,130	6.750%, 06/01/21	67,267
2,860	7.875%, 09/01/19	3,318
3,090	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	3,275
12,815	Gannett Co., Inc., 6.375%, 10/15/23 (e)	13,616
19,710	Gray Television, Inc., 7.500%, 10/01/20	20,794
11,425	Liberty Interactive LLC, 8.250%, 02/01/30	12,682
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,167
3,915	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,150
3,863	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	3,902
	Numericable Group S.A., (France),
2,165	4.875%, 05/15/19 (e)	2,192
48,795	6.000%, 05/15/22 (e)	50,259
19,534	6.250%, 05/15/24 (e)	20,144
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,858
4,695	Radio One, Inc., 9.250%, 02/15/20 (e)	4,883
5,550	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	5,925
4,360	Regal Entertainment Group, 5.750%, 03/15/22	4,469
	Sinclair Television Group, Inc.,
15,980	5.375%, 04/01/21	16,300
7,285	5.625%, 08/01/24 (e)	7,267
5,500	6.375%, 11/01/21	5,857
	Sirius XM Radio, Inc.,
5,660	4.250%, 05/15/20 (e)	5,547
5,670	4.625%, 05/15/23 (e)	5,472
11,271	5.750%, 08/01/21 (e)	11,722
3,295	5.875%, 10/01/20 (e)	3,443
19,505	6.000%, 07/15/24 (e)	20,285
3,320	Time, Inc., 5.750%, 04/15/22 (e)	3,312

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Univision Communications, Inc.,
16,640	5.125%, 05/15/23 (e)	17,431
36,677	6.750%, 09/15/22 (e)	40,253
13,625	8.500%, 05/15/21 (e)	14,919
	Videotron Ltd., (Canada),
2,099	5.000%, 07/15/22	2,157
18,346	5.375%, 06/15/24 (e)	18,713
23,550	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	25,257
13,450	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	13,315

		673,242

	Multiline Retail — 0.1%
13,850	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	14,941

	Specialty Retail — 1.0%
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,748
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	10,683
27,405	8.875%, 03/15/19	24,253
32,700	9.000%, 03/15/19 (e)	34,008
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,337
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	7,534
7,000	L Brands, Inc., 5.625%, 10/15/23	7,543
2,149	Neebo, Inc., 15.000%, 06/30/16 (e)	2,240
8,260	Radio Systems Corp., 8.375%, 11/01/19 (e)	9,096
5,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	5,450

		110,892

	Total Consumer Discretionary	1,518,819

	Consumer Staples — 4.5%
	Beverages — 0.3%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,263
5,130	4.250%, 05/01/23	5,181
3,800	6.000%, 05/01/22	4,280
16,127	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	18,224

		30,948

	Food & Staples Retailing — 0.6%
10,400	Ingles Markets, Inc., 5.750%, 06/15/23	10,660
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,548

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	143

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
3,175	8.000%, 05/01/31	3,080
3,877	8.700%, 05/01/30	3,916
	Rite Aid Corp.,
8,000	6.750%, 06/15/21	8,490
20,025	10.250%, 10/15/19	21,201
14,730	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	15,724

		65,619

	Food Products — 2.0%
18,240	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	19,334
15,550	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	16,133
26,050	H.J. Heinz Co., 4.250%, 10/15/20	26,408
	JBS USA LLC/JBS USA Finance, Inc.,
18,040	5.875%, 07/15/24 (e)	18,040
29,675	7.250%, 06/01/21 (e)	31,678
7,194	8.250%, 02/01/20 (e)	7,744
3,841	Pilgrim’s Pride Corp., 7.875%, 12/15/18	4,043
28,733	Post Holdings, Inc., 6.750%, 12/01/21 (e)	29,272
	Smithfield Foods, Inc.,
20,076	5.250%, 08/01/18 (e)	20,879
16,976	5.875%, 08/01/21 (e)	18,164
14,634	6.625%, 08/15/22	16,098
4,325	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	4,520

		212,313

	Household Products — 1.5%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
25,500	5.750%, 10/15/20	26,648
15,600	6.875%, 02/15/21	16,711
7,633	7.125%, 04/15/19	7,929
29,331	7.875%, 08/15/19	31,751
8,800	8.250%, 02/15/21	9,603
12,025	8.500%, 05/15/18	12,581
11,575	9.000%, 04/15/19	12,154
28,314	9.875%, 08/15/19	31,393
	Spectrum Brands, Inc.,
3,742	6.625%, 11/15/22	4,051
5,699	6.750%, 03/15/20	6,069

		158,890

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Personal Products — continued
3,863	Revlon Consumer Products Corp., 5.750%, 02/15/21	3,921

		11,325

	Total Consumer Staples	479,095

	Energy — 14.4%
	Energy Equipment & Services — 2.2%
	Basic Energy Services, Inc.,
3,875	7.750%, 02/15/19	4,088
8,974	7.750%, 10/15/22	9,782
8,737	CGG S.A., (France), 6.875%, 01/15/22 (e)	8,256
8,400	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	8,484
7,200	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	7,218
	Hiland Partners LP/Hiland Partners Finance Corp.,
3,780	5.500%, 05/15/22 (e)	3,818
13,000	7.250%, 10/01/20 (e)	14,007
15,034	Key Energy Services, Inc., 6.750%, 03/01/21	15,260
7,299	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	7,263
	Parker Drilling Co.,
8,082	6.750%, 07/15/22 (e)	8,385
6,180	7.500%, 08/01/20	6,628
9,708	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	10,242
6,100	PHI, Inc., 5.250%, 03/15/19	6,176
	Pioneer Energy Services Corp.,
3,867	6.125%, 03/15/22 (e)	3,935
2,991	9.875%, 03/15/18	3,148
	Precision Drilling Corp., (Canada),
11,422	5.250%, 11/15/24 (e)	11,422
4,550	6.500%, 12/15/21	4,834
7,695	6.625%, 11/15/20	8,157
14,799	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	13,837
	Seadrill Ltd., (Bermuda),
4,571	6.125%, 09/15/17 (e)	4,720
6,700	6.500%, 10/05/15	6,951
3,000	SESI LLC, 7.125%, 12/15/21	3,382
5,848	Seventy Seven Energy, Inc., 6.500%, 07/15/22 (e)	6,023
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
3,865	5.500%, 08/15/22	3,942
5,108	7.500%, 07/01/21	5,619

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
14,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	15,500
34,962	Unit Corp., 6.625%, 05/15/21	36,360

		237,437

	Oil, Gas & Consumable Fuels — 12.2%
	Access Midstream Partners LP/ACMP Finance Corp.,
20,000	4.875%, 05/15/23	21,050
7,155	5.875%, 04/15/21	7,602
14,383	6.125%, 07/15/22	15,642
6,171	Antero Resources Corp., 5.125%, 12/01/22 (e)	6,264
	Antero Resources Finance Corp.,
5,085	5.375%, 11/01/21	5,238
16,750	6.000%, 12/01/20	17,691
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21	11,126
10,928	5.875%, 08/01/23	11,092
7,000	6.625%, 10/01/20	7,385
	Baytex Energy Corp., (Canada),
6,044	5.125%, 06/01/21 (e)	6,052
6,044	5.625%, 06/01/24 (e)	6,044
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,121
23,367	4.875%, 04/15/22	24,447
10,400	5.375%, 06/15/21	10,998
8,900	5.750%, 03/15/23	9,935
14,666	6.125%, 02/15/21	16,609
2,100	6.625%, 08/15/20	2,420
8,120	6.875%, 11/15/20	9,419
3,000	7.250%, 12/15/18	3,488
	Cimarex Energy Co.,
8,442	4.375%, 06/01/24	8,790
17,755	5.875%, 05/01/22	19,531
10,692	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	11,235
5,270	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	5,454
	Comstock Resources, Inc.,
7,300	7.750%, 04/01/19	7,793
11,025	9.500%, 06/15/20	12,403
	Concho Resources, Inc.,
11,601	5.500%, 10/01/22	12,413
5,239	5.500%, 04/01/23	5,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
4,585	6.500%, 01/15/22	5,020
9,054	7.000%, 01/15/21	9,846
	CONSOL Energy, Inc.,
15,470	5.875%, 04/15/22 (e)	16,166
10,380	6.375%, 03/01/21	11,003
4,730	8.250%, 04/01/20	5,037
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	9,410
6,667	7.750%, 04/01/19	7,084
8,048	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	9,295
13,310	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	14,574
4,950	El Paso LLC, 6.500%, 09/15/20	5,765
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,583
	Energy Transfer Equity LP,
18,925	5.875%, 01/15/24	19,989
5,834	7.500%, 10/15/20	6,753
	Energy XXI Gulf Coast, Inc.,
7,357	6.875%, 03/15/24 (e)	7,486
16,375	7.500%, 12/15/21	17,357
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,655	6.875%, 05/01/19	7,021
6,302	7.750%, 09/01/22	7,074
15,120	9.375%, 05/01/20	17,048
13,653	EXCO Resources, Inc., 8.500%, 04/15/22	13,874
8,275	Genesis Energy LP, 5.625%, 06/15/24	8,254
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21	12,571
6,000	7.875%, 12/15/18	6,315
	Halcon Resources Corp.,
16,515	9.250%, 02/15/22	17,733
5,236	9.750%, 07/15/20	5,642
	Hilcorp Energy I LP/Hilcorp Finance Co.,
6,865	5.000%, 12/01/24 (e)	6,848
20,565	7.625%, 04/15/21 (e)	22,159
3,140	8.000%, 02/15/20 (e)	3,312
7,994	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	8,494
12,505	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	13,193

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	145

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Kinder Morgan, Inc.,
5,746	5.000%, 02/15/21 (e)	6,148
5,746	5.625%, 11/15/23 (e)	6,335
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21	7,438
5,955	5.500%, 02/01/22	6,282
3,395	Laredo Petroleum, Inc., 7.375%, 05/01/22	3,718
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	8,551
6,396	5.500%, 02/15/23	6,748
9,088	6.250%, 06/15/22	9,769
324	6.500%, 08/15/21	345
17,060	6.750%, 11/01/20	18,254
15,186	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	15,642
	MEG Energy Corp., (Canada),
4,155	6.500%, 03/15/21 (e)	4,384
4,460	7.000%, 03/31/24 (e)	4,850
10,437	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	10,594
2,000	Murphy Oil USA, Inc., 6.000%, 08/15/23	2,120
1,752	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	1,822
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	9,531
7,000	5.750%, 01/30/22	7,735
13,895	6.875%, 02/01/20	14,590
6,070	7.125%, 05/15/18	6,244
	NGL Energy Partners LP/NGL Energy Finance Corp.,
3,538	5.125%, 07/15/19 (e)	3,587
7,048	6.875%, 10/15/21 (e)	7,559
11,995	Oasis Petroleum, Inc., 6.875%, 03/15/22	13,105
	Peabody Energy Corp.,
13,070	6.000%, 11/15/18	13,462
19,250	6.250%, 11/15/21	19,178
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	10,324
20,162	5.375%, 10/01/22	20,641
20,569	6.875%, 03/01/21	23,037
	Range Resources Corp.,
9,108	5.000%, 03/15/23	9,677
1,080	6.750%, 08/01/20	1,156

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	4,199
5,412	5.000%, 10/01/22	5,595
10,500	5.500%, 04/15/23	10,999
12,277	5.875%, 03/01/22	13,198
12,345	6.500%, 07/15/21	13,394
	Rosetta Resources, Inc.,
12,200	5.625%, 05/01/21	12,490
16,415	5.875%, 06/01/22	16,825
5,610	5.875%, 06/01/24	5,708
7,373	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	7,649
18,215	Samson Investment Co., 9.750%, 02/15/20	18,579
5,002	Sanchez Energy Corp., 6.125%, 01/15/23 (e)	5,177
10,100	SandRidge Energy, Inc., 7.500%, 03/15/21	10,605
6,876	SemGroup Corp., 7.500%, 06/15/21	7,426
13,750	Seventy Seven Operating LLC, 6.625%, 11/15/19	14,712
	SM Energy Co.,
8,600	5.000%, 01/15/24	8,686
13,315	6.500%, 11/15/21	14,447
14,280	6.500%, 01/01/23	15,494
18,159	6.625%, 02/15/19	18,976
22,608	Stone Energy Corp., 7.500%, 11/15/22	24,261
	Swift Energy Co.,
7,017	7.125%, 06/01/17	7,123
10,735	7.875%, 03/01/22	11,218
186	8.875%, 01/15/20	196
11,190	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	11,638
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	10,525
3,600	6.375%, 08/01/22	3,906
11,585	6.875%, 02/01/21	12,512
4,288	Tesoro Corp., 5.125%, 04/01/24	4,288
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
12,841	5.875%, 10/01/20	13,451
9,000	6.125%, 10/15/21	9,472
16,555	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	17,093
2,565	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	2,725
18,835	W&T Offshore, Inc., 8.500%, 06/15/19	20,153

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,143	Western Refining, Inc., 6.250%, 04/01/21	5,349
7,000	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	7,464
16,440	Whiting Petroleum Corp., 5.000%, 03/15/19	17,344
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	18,993
45,315	6.000%, 01/15/22	48,600

		1,303,037

	Total Energy	1,540,474

	Financials — 5.8%
	Banks — 2.0%
14,025	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	15,752
	CIT Group, Inc.,
89	3.875%, 02/19/19	90
7,626	5.000%, 08/15/22	8,045
55,005	5.250%, 03/15/18	58,718
3,256	5.375%, 05/15/20	3,525
1,250	5.500%, 02/15/19 (e)	1,348
31,425	6.625%, 04/01/18 (e)	35,039
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	3,095
6,461	6.000%, 12/19/23	7,024
49,955	6.100%, 06/10/23	54,535
22,259	6.125%, 12/15/22	24,341
5,001	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	5,788

		217,300

	Capital Markets — 0.2%
9,350	E*TRADE Financial Corp., 6.375%, 11/15/19	10,028
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,146
3,049	5.875%, 03/15/22 (e)	3,270
4,309	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,583

		23,027

	Consumer Finance — 1.3%
17,200	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.500%, 05/15/21 (e)	17,565
	Ally Financial, Inc.,
681	4.750%, 09/10/18	717
5,100	6.250%, 12/01/17	5,616

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
50,882	7.500%, 09/15/20	60,867
18,265	8.000%, 03/15/20	22,192
21,569	8.000%, 11/01/31	27,905
3,758	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	3,965
3,825	General Motors Financial Co., Inc., 4.750%, 08/15/17	4,022

		142,849

	Diversified Financial Services — 0.9%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	13,475
	Capmark Financial Group, Inc., Escrow,
144,695	0.000%, 05/10/10 (d) (i)	724
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	15,573
29,350	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	30,964
9,201	Highland Ranch, 6.700%, 09/01/20 (i)	7,545
4,324	Igloo Holdings Corp., 9.000% (cash), 12/15/17 (e) (v)	4,432
	Jefferies Finance LLC/JFIN Co-Issuer Corp.,
1,180	6.875%, 04/15/22 (e)	1,183
2,097	7.375%, 04/01/20 (e)	2,191
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21	1,729
3,177	7.875%, 10/01/20	3,272
6,375	9.625%, 05/01/19	7,060
3,900	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	4,037
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,447

		95,632

	Insurance — 0.8%
5,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	6,145
5,281	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	5,651
9,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	10,845
	Liberty Mutual Group, Inc.,
15,724	7.800%, 03/15/37 (e)	18,554
12,068	VAR, 10.750%, 06/15/58 (e)	18,766
6,735	National Financial Partners Corp., 9.000%, 07/15/21 (e)	7,341
5,001	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	5,364

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	147

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
10,583	USI, Inc., 7.750%, 01/15/21 (e)	10,900

		83,566

	Real Estate Investment Trusts (REITs) — 0.4%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,411
	Crown Castle International Corp.,
7,509	4.875%, 04/15/22	7,641
12,625	5.250%, 01/15/23	13,039
8,270	DuPont Fabros Technology LP, 5.875%, 09/15/21	8,642
3,494	Potlatch Corp., 7.500%, 11/01/19	4,035

		40,768

	Real Estate Management & Development — 0.2%
10,025	CBRE Services, Inc., 6.625%, 10/15/20	10,551
2,886	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,933
8,361	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	8,487

		21,971

	Total Financials	625,113

	Health Care — 8.1%
	Health Care Equipment & Supplies — 1.2%
	Alere, Inc.,
7,858	6.500%, 06/15/20	7,946
250	7.250%, 07/01/18	264
	Biomet, Inc.,
20,570	6.500%, 08/01/20	22,139
17,405	6.500%, 10/01/20	18,558
4,930	ConvaTec Finance International S.A., (Luxembourg), 8.250% (cash), 01/15/19 (e) (v)	5,078
30,322	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	32,520
12,350	Hologic, Inc., 6.250%, 08/01/20	13,029
	Mallinckrodt International Finance S.A., (Luxembourg),
2,067	3.500%, 04/15/18	2,031
5,458	4.750%, 04/15/23	5,158
11,277	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	11,517
	Teleflex, Inc.,
7,485	5.250%, 06/15/24 (e)	7,625
3,250	6.875%, 06/01/19	3,437

		129,302

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 5.2%
	Acadia Healthcare Co., Inc.,
6,910	5.125%, 07/01/22 (e)	6,979
4,165	6.125%, 03/15/21	4,394
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,425
8,825	5.625%, 07/15/22 (e)	9,024
2,840	Catamaran Corp., (Canada), 4.750%, 03/15/21	2,861
3,245	Centene Corp., 4.750%, 05/15/22	3,294
	CHS/Community Health Systems, Inc.,
6,445	5.125%, 08/15/18	6,703
10,085	5.125%, 08/01/21 (e)	10,337
24,680	6.875%, 02/01/22 (e)	26,222
10,362	7.125%, 07/15/20	11,217
14,950	8.000%, 11/15/19	16,258
	DaVita HealthCare Partners, Inc.,
11,880	5.125%, 07/15/24	12,051
10,500	5.750%, 08/15/22	11,195
8,800	6.625%, 11/01/20	9,284
9,800	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	9,898
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,923
10,151	5.875%, 01/31/22 (e)	11,166
	Fresenius Medical Care U.S. Finance, Inc.,
10,235	5.750%, 02/15/21 (e)	11,105
3,075	6.500%, 09/15/18 (e)	3,429
8,669	6.875%, 07/15/17	9,644
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,599
	HCA, Inc.,
12,688	3.750%, 03/15/19	12,783
6,945	4.750%, 05/01/23	7,006
11,701	5.000%, 03/15/24	11,920
10,440	5.875%, 03/15/22	11,353
6,800	5.875%, 05/01/23	7,242
29,793	6.500%, 02/15/20	33,331
8,825	7.250%, 09/15/20	9,377
19,448	7.500%, 02/15/22	22,657
7,600	8.000%, 10/01/18	8,892
17,045	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	18,068
	inVentiv Health, Inc.,
4,897	9.000%, 01/15/18 (e)	5,117
7,515	11.000%, 08/15/18 (e)	6,238
	LifePoint Hospitals, Inc.,
10,446	5.500%, 12/01/21 (e)	10,916

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
5,450	6.625%, 10/01/20	5,818
29,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	30,341
17,027	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	18,134
3,100	Omnicare, Inc., 7.750%, 06/01/20	3,309
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,343
8,041	4.500%, 04/01/21	8,061
5,725	4.750%, 06/01/20	5,825
12,005	5.000%, 03/01/19 (e)	12,155
14,245	6.000%, 10/01/20	15,456
10,025	6.250%, 11/01/18	10,927
7,155	6.750%, 02/01/20	7,656
9,930	8.000%, 08/01/20	10,724
24,116	8.125%, 04/01/22	27,764
16,030	United Surgical Partners International, Inc., 9.000%, 04/01/20	17,513
	Universal Health Services, Inc.,
2,200	3.750%, 08/01/19 (e)	2,227
3,252	4.750%, 08/01/22 (e)	3,309

		558,470

	Health Care Technology — 0.1%
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,050

	Pharmaceuticals — 1.6%
5,480	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	5,603
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d) (i)	1
7,800	Endo Finance LLC, 5.750%, 01/15/22 (e)	7,937
	Endo Finance LLC & Endo Finco, Inc.,
5,300	7.000%, 07/15/19 (e)	5,638
3,130	7.000%, 12/15/20 (e)	3,349
1,959	7.250%, 01/15/22 (e)	2,123
8,790	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	9,032
2,025	Hospira, Inc., 5.200%, 08/12/20	2,213
2,725	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,889
7,640	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	8,289
	Valeant Pharmaceuticals International, Inc., (Canada),
16,500	5.625%, 12/01/21 (e)	16,768
20,258	6.375%, 10/15/20 (e)	21,195
5,450	6.750%, 10/01/17 (e)	5,661

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Pharmaceuticals — continued
19,415		6.750%, 08/15/18 (e)	20,774
5,870		6.750%, 08/15/21 (e)	6,171
9,400		6.875%, 12/01/18 (e)	9,788
19,350		7.000%, 10/01/20 (e)	20,560
1,390		7.250%, 07/15/22 (e)	1,487
16,634		7.500%, 07/15/21 (e)	18,131

			167,609

		Total Health Care	865,431

		Industrials — 9.2%
		Aerospace & Defense — 0.9%
		Alliant Techsystems, Inc.,
3,725		5.250%, 10/01/21 (e)	3,799
5,380		6.875%, 09/15/20	5,804
		B/E Aerospace, Inc.,
4,717		5.250%, 04/01/22	5,106
6,563		6.875%, 10/01/20	7,064
		Bombardier, Inc., (Canada),
8,681		4.750%, 04/15/19 (e)	8,790
5,695		6.125%, 01/15/23 (e)	5,837
9,450		7.500%, 03/15/18 (e)	10,537
4,350		DigitalGlobe, Inc., 5.250%, 02/01/21 (e)	4,306
5,184		GenCorp, Inc., 7.125%, 03/15/21	5,586
5,151		Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	5,318
4,153		Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	4,215
		TransDigm, Inc.,
6,390		5.500%, 10/15/20	6,390
16,654		6.000%, 07/15/22 (e)	16,946
8,884		6.500%, 07/15/24 (e)	9,106

			98,804

		Air Freight & Logistics — 0.1%
3,400		CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	3,187
5,113		XPO Logistics, Inc., 7.875%, 09/01/19 (e)	5,318

			8,505

		Airlines — 0.9%
17,769		Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	19,191
—	(h)	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	—	(h)
9,650		Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	11,049
2,772		Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,104

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Airlines — continued
9,050		Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	9,593
5,429		Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	6,318
274		Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	310
16,146		Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	18,003
18,986		Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	21,787
—	(h)	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	—	(h)
—	(h)	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	—	(h)
1,608		UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,821
3,200		United Airlines, Inc., 6.750%, 09/15/15 (e)	3,205

			94,381

		Building Products — 0.6%
		Building Materials Corp. of America,
14,796		6.750%, 05/01/21 (e)	15,869
5,900		6.875%, 08/15/18 (e)	6,121
8,650		Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	8,996
10,900		Griffon Corp., 5.250%, 03/01/22	10,791
		Masco Corp.,
4,092		5.950%, 03/15/22	4,466
1,075		7.125%, 03/15/20	1,236
19,275		Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	20,913

			68,392

		Commercial Services & Supplies — 2.2%
		ADT Corp. (The),
4,400		4.125%, 04/15/19	4,411
24,295		4.125%, 06/15/23	22,594
19,560		6.250%, 10/15/21	20,685
13,574		Aramark Services, Inc., 5.750%, 03/15/20	14,219
15,450		Casella Waste Systems, Inc., 7.750%, 02/15/19	15,913
3,287		Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	3,331
2,828		Clean Harbors, Inc., 5.250%, 08/01/20	2,906
4,800		Covanta Holding Corp., 5.875%, 03/01/24	4,968
8,234		Deluxe Corp., 6.000%, 11/15/20	8,563
		Garda World Security Corp., (Canada),
17,035		7.250%, 11/15/21 (e)	17,440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — continued
	Harland Clarke Holdings Corp.,
3,005	6.875%, 03/01/20 (e)	3,129
6,275	9.250%, 03/01/21 (e)	6,510
2,390	9.750%, 08/01/18 (e)	2,596
32,554	ILFC E-Capital Trust I, VAR, 5.020%, 12/21/65 (e)	31,415
20,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	20,824
9,202	Iron Mountain, Inc., 5.750%, 08/15/24	9,455
12,451	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	12,731
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,128
9,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	8,888
	Quebecor World Capital Corp., (Canada),
865	6.125%, 11/15/13	3
8,325	6.125%, 10/15/14 (d) (i)	31
6,815	6.500%, 08/01/27 (d) (i)	26
3,825	9.750%, 01/15/15 (d) (i)	14
	R.R. Donnelley & Sons Co.,
2,025	6.000%, 04/01/24	2,030
3,710	6.500%, 11/15/23	3,830
2,375	7.000%, 02/15/22	2,595
17,977	West Corp., 5.375%, 07/15/22 (e)	17,483

		239,718

	Construction & Engineering — 0.5%
9,689	Dycom Investments, Inc., 7.125%, 01/15/21	10,367
13,800	MasTec, Inc., 4.875%, 03/15/23	13,455
25,205	Tutor Perini Corp., 7.625%, 11/01/18	26,308

		50,130

	Electrical Equipment — 0.2%
3,347	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	3,322
12,138	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	13,079
6,293	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	6,230

		22,631

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	9,017

	Machinery — 0.8%
4,410	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	4,443
19,955	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	21,102

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
	Bluewater Holding B.V., (Netherlands),
2,500	10.000%, 12/10/19 (e)	2,650
22,400	Reg. S, 10.000%, 12/10/19 (e)	23,744
9,890	Briggs & Stratton Corp., 6.875%, 12/15/20	11,003
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,449
15,190	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	16,367

		83,758

	Marine — 0.5%
13,347	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	13,831
4,932	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	5,062
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,672
22,056	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	23,517

		52,082

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
2,246	6.000%, 11/15/22	2,322
2,500	6.750%, 10/01/20	2,637

		4,959

	Road & Rail — 0.5%
9,989	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	10,863
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
12,500	5.125%, 06/01/22 (e)	12,594
3,334	5.500%, 04/01/23	3,409
9,653	9.750%, 03/15/20	10,811
	Hertz Corp. (The),
3,815	6.250%, 10/15/22	3,977
4,250	6.750%, 04/15/19	4,457
7,289	7.375%, 01/15/21	7,800

		53,911

	Trading Companies & Distributors — 1.9%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19	3,120
5,810	7.625%, 04/15/20	6,669
3,985	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	4,234
10,367	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,326

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — continued
	HD Supply, Inc.,
10,265	7.500%, 07/15/20	11,035
10,025	8.125%, 04/15/19	10,927
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,039
4,965	5.875%, 04/01/19	5,424
24,055	6.250%, 05/15/19	26,670
29,982	8.250%, 12/15/20	36,653
6,650	8.625%, 01/15/22	8,346
	United Rentals North America, Inc.,
9,935	5.750%, 11/15/24	10,407
8,488	6.125%, 06/15/23	9,061
9,595	7.375%, 05/15/20	10,459
15,814	7.625%, 04/15/22	17,751
7,500	8.250%, 02/01/21	8,250
13,750	8.375%, 09/15/20	14,987

		201,358

	Total Industrials	987,646

	Information Technology — 4.0%
	Communications Equipment — 0.8%
	Alcatel-Lucent USA, Inc.,
8,447	4.625%, 07/01/17 (e)	8,574
12,874	6.450%, 03/15/29	12,584
8,285	6.750%, 11/15/20 (e)	8,761
	Avaya, Inc.,
11,985	7.000%, 04/01/19 (e)	11,925
12,136	10.500%, 03/01/21 (e)	11,135
	CommScope, Inc.,
6,095	5.000%, 06/15/21 (e)	6,186
3,229	5.500%, 06/15/24 (e)	3,286
4,375	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	4,627
19,515	Goodman Networks, Inc., 12.125%, 07/01/18	21,174

		88,252

	Electronic Equipment, Instruments & Components — 0.4%
3,668	Belden, Inc., 5.250%, 07/15/24 (e)	3,613
	Brightstar Corp.,
5,250	7.250%, 08/01/18 (e)	5,729
4,267	9.500%, 12/01/16 (e)	4,532
	CDW LLC/CDW Finance Corp.,
6,825	6.000%, 08/15/22	7,192
4,817	8.500%, 04/01/19	5,178
6,635	Sanmina Corp., 4.375%, 06/01/19 (e)	6,685

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
11,527	Viasystems, Inc., 7.875%, 05/01/19 (e)	11,930

		44,859

	Internet Software & Services — 0.0% (g)
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,106
1,085	7.000%, 07/15/21	1,184

		3,290

	IT Services — 1.5%
14,090	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	14,160
7,500	Cardtronics, Inc., 5.125%, 08/01/22 (e)	7,594
6,697	Ceridian Corp., 8.875%, 07/15/19 (e)	7,501
	First Data Corp.,
11,460	6.750%, 11/01/20 (e)	12,405
4,340	7.375%, 06/15/19 (e)	4,633
24,302	8.250%, 01/15/21 (e)	26,489
6,150	10.625%, 06/15/21	7,134
3,720	11.250%, 01/15/21	4,325
13,400	11.750%, 08/15/21	15,846
23,168	12.625%, 01/15/21	28,323
9,726	8.750% (cash), 01/15/22 (e) (v)	10,650
2,104	iGATE Corp., 4.750%, 04/15/19 (e)	2,109
860	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	918
	SunGard Data Systems, Inc.,
9,330	6.625%, 11/01/19	9,773
5,739	7.625%, 11/15/20	6,177

		158,037

	Semiconductors & Semiconductor Equipment — 0.7%
	Advanced Micro Devices, Inc.,
7,992	6.750%, 03/01/19 (e)	8,371
8,180	7.000%, 07/01/24 (e)	8,323
7,766	7.750%, 08/01/20	8,174
	Amkor Technology, Inc.,
4,311	6.375%, 10/01/22	4,559
1,180	6.625%, 06/01/21	1,254
3,771	Entegris, Inc., 6.000%, 04/01/22 (e)	3,884
	Freescale Semiconductor, Inc.,
4,337	5.000%, 05/15/21 (e)	4,370
5,714	6.000%, 01/15/22 (e)	5,985
	Micron Technology, Inc.,
9,392	5.500%, 02/01/25 (e)	9,509
5,133	5.875%, 02/15/22 (e)	5,499

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
	NXP B.V./NXP Funding LLC, (Netherlands),
3,338	3.500%, 09/15/16 (e)	3,409
5,230	5.750%, 02/15/21 (e)	5,492
3,663	5.750%, 03/15/23 (e)	3,855

		72,684

	Software — 0.4%
2,625	Activision Blizzard, Inc., 6.125%, 09/15/23 (e)	2,887
	Audatex North America, Inc.,
10,849	6.000%, 06/15/21 (e)	11,500
2,129	6.125%, 11/01/23 (e)	2,257
6,243	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	6,352
5,559	Infor U.S., Inc., 9.375%, 04/01/19	6,115
7,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	7,858

		36,969

	Technology Hardware, Storage & Peripherals — 0.2%
	NCR Corp.,
3,142	5.000%, 07/15/22	3,158
1,090	5.875%, 12/15/21	1,142
2,730	6.375%, 12/15/23	2,948
	Nokia OYJ, (Finland),
7,517	5.375%, 05/15/19	8,043
3,145	6.625%, 05/15/39	3,389
2,585	Seagate HDD Cayman, (Cayman Islands), 4.750%, 06/01/23	2,669

		21,349

	Total Information Technology	425,440

	Materials — 9.7%
	Chemicals — 2.2%
	Ashland, Inc.,
7,906	3.000%, 03/15/16	8,015
13,038	3.875%, 04/15/18	13,347
12,040	4.750%, 08/15/22	12,055
15,644	Axiall Corp., 4.875%, 05/15/23	15,664
9,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	13,327
	Celanese US Holdings LLC,
5,000	4.625%, 11/15/22	5,088
3,000	6.625%, 10/15/18	3,112
2,100	Chemtura Corp., 5.750%, 07/15/21	2,184
6,866	Eagle Spinco, Inc., 4.625%, 02/15/21	6,883

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
16,500	Huntsman International LLC, 4.875%, 11/15/20	16,830
	INEOS Group Holdings S.A., (Luxembourg),
4,516	5.875%, 02/15/19 (e)	4,629
6,617	6.125%, 08/15/18 (e)	6,832
	LyondellBasell Industries N.V., (Netherlands),
11,430	5.000%, 04/15/19	12,782
6,000	6.000%, 11/15/21	7,172
10,610	Momentive Performance Materials, Inc., 8.875%, 10/15/20	9,947
5,135	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	5,533
9,550	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	9,765
8,200	Olin Corp., 5.500%, 08/15/22	8,610
4,125	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20	4,548
	PolyOne Corp.,
18,137	5.250%, 03/15/23	18,726
16,903	7.375%, 09/15/20	18,213
	Rain CII Carbon LLC/CII Carbon Corp.,
11,845	8.000%, 12/01/18 (e)	12,319
13,856	8.250%, 01/15/21 (e)	14,549
7,306	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	7,160

		237,290

	Construction Materials — 1.6%
43,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	49,202
4,691	CEMEX Espana S.A., (Spain), 9.250%, 05/12/20 (e)	5,090
	Cemex Finance LLC,
2,160	6.000%, 04/01/24 (e)	2,246
23,630	9.375%, 10/12/22 (e)	27,884
4,540	9.660%, 02/14/17 (i)	4,562
	Cemex S.A.B. de C.V., (Mexico),
10,251	0.000%, 02/14/17 (i)	10,046
10,975	6.500%, 12/10/19 (e)	11,633
10,882	7.250%, 01/15/21 (e)	11,957
3,022	Headwaters, Inc., 7.250%, 01/15/19	3,181
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,224
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18	7,676
25,825	Vulcan Materials Co., 7.500%, 06/15/21	30,667

		165,368

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — 1.2%
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
5,971	6.250%, 01/31/19 (e)	6,031
1,694	7.000%, 11/15/20 (e)	1,724
8,015	9.125%, 10/15/20 (e)	8,736
	Ball Corp.,
7,143	4.000%, 11/15/23	6,839
4,195	5.000%, 03/15/22	4,357
5,450	5.750%, 05/15/21	5,750
4,125	6.750%, 09/15/20	4,342
	Berry Plastics Corp.,
8,090	5.500%, 05/15/22	8,070
8,745	9.750%, 01/15/21	9,849
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
9,855	5.625%, 12/15/16 (e)	10,028
9,805	6.000%, 06/15/17 (e)	9,952
9,560	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	9,488
3,640	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	604
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,738
7,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	7,831
	Graphic Packaging International, Inc.,
5,525	4.750%, 04/15/21	5,636
5,200	7.875%, 10/01/18	5,421
	Sealed Air Corp.,
5,594	5.250%, 04/01/23 (e)	5,720
6,000	6.500%, 12/01/20 (e)	6,600
400	8.125%, 09/15/19 (e)	437
6,212	8.375%, 09/15/21 (e)	6,988

		130,141

	Metals & Mining — 4.2%
10,165	AK Steel Corp., 8.750%, 12/01/18	11,258
	Alcoa, Inc.,
9,011	5.400%, 04/15/21	9,825
9,950	5.720%, 02/23/19	11,044
8,368	5.870%, 02/23/22	9,298
10,506	5.900%, 02/01/27	11,510
8,231	6.150%, 08/15/20	9,269
10,394	6.750%, 01/15/28	11,948
	Aleris International, Inc.,
3,475	7.625%, 02/15/18	3,605

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
8,386	7.875%, 11/01/20	8,722
	APERAM, (Luxembourg),
4,618	7.375%, 04/01/16 (e)	4,722
20,696	7.750%, 04/01/18 (e)	21,731
	ArcelorMittal, (Luxembourg),
10,000	6.000%, 03/01/21	10,775
5,000	6.125%, 06/01/18	5,444
44,050	6.750%, 02/25/22	49,168
42,300	10.350%, 06/01/19	53,298
5,165	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	5,423
16,352	Coeur Mining, Inc., 7.875%, 02/01/21	16,383
	Commercial Metals Co.,
6,360	4.875%, 05/15/23	6,233
6,001	7.350%, 08/15/18	6,781
7,383	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	7,678
	First Quantum Minerals Ltd., (Canada),
11,611	6.750%, 02/15/20 (e)	12,046
11,611	7.000%, 02/15/21 (e)	12,192
10,551	7.250%, 05/15/22 (e)	11,131
	FMG Resources August 2006 Pty Ltd., (Australia),
705	6.000%, 04/01/17 (e)	735
8,537	6.875%, 02/01/18 (e)	8,977
9,636	6.875%, 04/01/22 (e)	10,497
4,000	8.250%, 11/01/19 (e)	4,380
16,481	Hecla Mining Co., 6.875%, 05/01/21	16,151
1,846	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	2,008
10,200	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	10,952
	New Gold, Inc., (Canada),
11,442	6.250%, 11/15/22 (e)	12,014
4,161	7.000%, 04/15/20 (e)	4,432
21,625	Novelis, Inc., (Canada), 8.750%, 12/15/20	23,923
4,965	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	5,561
7,575	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	8,067
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.375%, 05/01/22 (e)	8,119
	Steel Dynamics, Inc.,
4,300	5.250%, 04/15/23	4,365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
2,891	6.125%, 08/15/19	3,093
8,017	6.375%, 08/15/22	8,578
10,950	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	10,895

		452,231

	Paper & Forest Products — 0.5%
	Clearwater Paper Corp.,
5,805	4.500%, 02/01/23	5,631
8,519	5.375%, 02/01/25 (e)	8,604
13,589	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	13,827
5,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	6,177
3,166	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	3,134
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23	2,020
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,567
3,100	8.375%, 06/15/19 (e)	3,387
	Unifrax I LLC/Unifrax Holding Co.,
10,625	7.500%, 02/15/19 (e)	10,944

		56,291

	Total Materials	1,041,321

	Telecommunication Services — 10.4%
	Diversified Telecommunication Services — 6.6%
	Altice Financing S.A., (Luxembourg),
6,815	6.500%, 01/15/22 (e)	7,173
4,264	7.875%, 12/15/19 (e)	4,613
	CCO Holdings LLC/CCO Holdings Capital Corp.,
3,326	5.250%, 03/15/21	3,401
50,361	6.500%, 04/30/21	53,508
5,725	7.000%, 01/15/19	6,004
3,000	7.250%, 10/30/17	3,135
797	7.375%, 06/01/20	861
	Cincinnati Bell, Inc.,
4,631	8.375%, 10/15/20	5,025
1,682	8.750%, 03/15/18	1,761
10,565	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	13,338
87,517	Embarq Corp., 7.995%, 06/01/36	98,447
	Frontier Communications Corp.,
2,610	8.500%, 04/15/20	3,034
1,810	8.750%, 04/15/22	2,109
22,792	9.250%, 07/01/21	27,008

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Intelsat Jackson Holdings S.A., (Luxembourg),
13,125	5.500%, 08/01/23	13,076
36,552	6.625%, 12/15/22	38,197
24,335	7.250%, 10/15/20	26,038
3,510	7.500%, 04/01/21	3,800
	Intelsat Luxembourg S.A., (Luxembourg),
33,858	7.750%, 06/01/21	35,720
9,980	8.125%, 06/01/23	10,803
	Level 3 Communications, Inc.,
13,721	8.875%, 06/01/19	14,819
49,066	11.875%, 02/01/19	53,666
12,788	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	12,852
	Level 3 Financing, Inc.,
29,931	6.125%, 01/15/21 (e)	31,577
19,243	7.000%, 06/01/20	20,734
31,571	8.125%, 07/01/19	34,176
7,700	8.625%, 07/15/20	8,528
3,350	VAR, 3.823%, 01/15/18 (e)	3,367
4,654	PAETEC Holding Corp., 9.875%, 12/01/18	4,962
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	8,050
18,294	7.750%, 02/15/31	18,705
4,750	Qwest Corp., 7.250%, 09/15/25	5,616
18,741	Sprint Capital Corp., 8.750%, 03/15/32	20,896
10,746	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	11,767
4,290	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	4,644
	Virgin Media Finance plc, (United Kingdom),
4,850	5.250%, 02/15/22	4,680
8,282	6.375%, 04/15/23 (e)	8,820
5,844	8.375%, 10/15/19	6,122
5,196	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	5,404
	Wind Acquisition Finance S.A., (Luxembourg),
13,533	4.750%, 07/15/20 (e)	13,567
11,525	7.375%, 04/23/21 (e)	12,159
	Windstream Corp.,
3,348	7.500%, 06/01/22	3,641
7,473	7.500%, 04/01/23	7,959
12,766	7.750%, 10/15/20	13,755
2,673	7.750%, 10/01/21	2,914
465	7.875%, 11/01/17	529
690	8.125%, 09/01/18	720

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
16,036	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	18,241

		709,921

	Wireless Telecommunication Services — 3.8%
2,615	Inmarsat Finance plc, (United Kingdom), 4.875%, 05/15/22 (e)	2,622
23,594	MetroPCS Wireless, Inc., 6.625%, 11/15/20	24,774
44,366	NII Capital Corp., 7.625%, 04/01/21 (d)	6,655
	NII International Telecom S.C.A., (Luxembourg),
9,703	7.875%, 08/15/19 (d) (e)	6,404
12,873	11.375%, 08/15/19 (d) (e)	8,561
12,262	SBA Communications Corp., 4.875%, 07/15/22 (e)	12,078
674	SBA Telecommunications, Inc., 5.750%, 07/15/20	711
20,614	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	20,975
	Sprint Communications, Inc.,
14,268	6.000%, 12/01/16	15,214
18,441	6.000%, 11/15/22	18,395
19,262	7.000%, 03/01/20 (e)	21,477
45,470	7.000%, 08/15/20	48,539
41,426	9.000%, 11/15/18 (e)	49,245
5,758	11.500%, 11/15/21	7,514
	Sprint Corp.,
9,102	7.125%, 06/15/24 (e)	9,284
5,604	7.250%, 09/15/21 (e)	5,940
11,644	7.875%, 09/15/23 (e)	12,488
	T-Mobile USA, Inc.,
6,789	5.250%, 09/01/18	7,001
12,105	6.125%, 01/15/22	12,544
15,210	6.250%, 04/01/21	15,780
4,376	6.464%, 04/28/19	4,562
3,097	6.500%, 01/15/24	3,221
13,487	6.625%, 04/01/23	14,195
15,098	6.633%, 04/28/21	15,891
33,970	6.731%, 04/28/22	35,838
12,020	6.836%, 04/28/23	12,756
10,108	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	10,714

		403,378

	Total Telecommunication Services	1,113,299

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Utilities — 2.7%
	Electric Utilities — 0.2%
7,603	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	7,670
15,375	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/20 (e)	13,376

		21,046

	Gas Utilities — 0.7%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
3,250	6.250%, 08/20/19	3,421
2,990	6.500%, 05/20/21	3,154
5,385	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 07/15/22 (e)	5,493
	Sabine Pass Liquefaction LLC,
30,157	5.625%, 04/15/23	31,363
11,000	5.625%, 02/01/21	11,605
9,090	5.750%, 05/15/24 (e)	9,454
8,459	6.250%, 03/15/22 (e)	9,178
3,405	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 08/01/21	3,677

		77,345

	Independent Power & Renewable Electricity Producers — 1.8%
	AES Corp.,
5,190	4.875%, 05/15/23	5,099
20,474	5.500%, 03/15/24	20,832
	Calpine Corp.,
9,837	5.375%, 01/15/23	9,935
9,821	5.750%, 01/15/25	9,919
13,374	5.875%, 01/15/24 (e)	14,310
5,000	6.000%, 01/15/22 (e)	5,388
24,016	7.875%, 01/15/23 (e)	26,658
	Dynegy Holdings LLC,
3,900	0.000%, 06/01/15 (d) (i)	—
12,200	7.125%, 05/15/18 (d) (i)	16
48,825	7.750%, 06/01/19 (d) (i)	—	(h)
151	8.375%, 05/01/16 (d) (i)	—
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	—	(h)
10,000	Dynegy, Inc., 5.875%, 06/01/23	9,725
31,373	GenOn Energy, Inc., 9.875%, 10/15/20	33,099
	NRG Energy, Inc.,
2,000	6.250%, 07/15/22 (e)	2,095

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Independent Power & Renewable Electricity Producers — continued
11,000		6.250%, 05/01/24 (e)	11,358
20,000		6.625%, 03/15/23	21,200
25,000		7.875%, 05/15/21	27,437

			197,071

		Total Utilities	295,462

		Total Corporate Bonds (Cost $8,494,866)	8,892,100

Preferred Securities — 1.3% (x)
		Financials — 1.3%
		Banks — 1.1%
		Bank of America Corp.,
22,105		Series V, VAR, 5.125%, 06/17/19	21,877
23,776		Series K, VAR, 8.000%, 01/30/18	26,273
23,885		Series M, VAR, 8.125%, 05/15/18	26,512
11,826		Citigroup, Inc., VAR, 5.950%, 01/30/23	11,929
9,103		Wachovia Capital Trust III, VAR, 5.570%, 10/03/14	8,921
		Wells Fargo & Co.,
19,818		VAR, 5.900%, 06/15/24	20,759
4,920		Series K, VAR, 7.980%, 03/15/18	5,560

			121,831

		Capital Markets — 0.2%
10,384		Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	10,720
5,515		Morgan Stanley, VAR, 5.450%, 07/15/19	5,611

			16,331

		Insurance — 0.0% (g)
4,333		Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	4,474

		Total Preferred Securities (Cost $129,203)	142,636

SHARES
Common Stocks — 0.4%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	1,011

		Specialty Retail — 0.0% (g)
116		Neebo, Inc. (a) (i)	699

		Total Consumer Discretionary	1,710

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
9,055		Adelphia Recovery Trust (i)	25
106		Somerset Cayuga Holding Co., Inc. (a) (i)	2,857

		Total Financials	2,882

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
—	(h)	Magellan Health, Inc. (a)	6

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
15		General Maritime Corp. (a) (i)	162

		Materials — 0.3%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	26

		Construction Materials — 0.1%
359		U.S. Concrete, Inc. (a)	9,117

		Containers & Packaging — 0.0% (g)
58		Constar International, Inc., Class A, ADR (a) (i)	—	(h)

		Paper & Forest Products — 0.2%
263		New Holdco (a) (i)	24,988

		Total Materials	34,131

		Utilities — 0.1%
		Independent Power & Renewable Electricity Producers — 0.1%
250		Dynegy, Inc. (a)	8,170

		Total Common Stocks (Cost $72,803)	47,061

Preferred Stocks — 1.0%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
77		Spanish Broadcasting System, Inc. (a) (i)	1
1		Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 10/02/14 ($1000 par value) @ (v)	1,020

		Total Consumer Discretionary	1,021

		Financials — 0.9%
		Banks — 0.1%
161		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,281

		Consumer Finance — 0.4%
28		Ally Financial, Inc., Series G, 7.000%, 10/02/14 ($1000 par value) (e) @	28,188
646		GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	17,365

			45,553

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.4%
423	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	12,764
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.354%, 09/30/14 ($1000 par value) @	28,552

		41,316

	Total Financials	95,150

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 (e) @	13,733

	Materials — 0.0%
	Containers & Packaging — 0.0%
6	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $103,129)	109,904

PRINCIPAL AMOUNT($)
Loan Assignments — 8.8%
	Consumer Discretionary — 3.1%
	Auto Components — 0.1%
8,508	Remy International, Inc., Term B Loan 2013, VAR, 4.250%, 03/05/20	8,476

	Automobiles — 0.3%
13,811	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	13,791
21,905	Chrysler Group LLC, Term Loan B, VAR, 3.250%, 12/31/18 ^	21,681

		35,472

	Hotels, Restaurants & Leisure — 0.2%
4,272	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	4,272
6,592	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	6,762
3,736	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	3,755
6,681	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	6,881

		21,670

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.484%, 01/30/17 (i)	4,983

	Leisure Products — 0.2%
12,900	Delta 2 Sarl, 2nd Lien Term Loan, (Luxembourg), VAR, 7.750%, 07/29/22 ^	12,991

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Leisure Products — continued
11,530	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	11,574

		24,565

	Media — 1.8%
33,935	Clear Channel Communications, Inc., Term Loan, VAR, 6.907%, 01/30/19	33,412
13,948	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.807%, 01/29/16	13,850
25,104	Clear Channel Communications, Inc., Term Loan E, VAR, 7.657%, 07/30/19	25,010
11,260	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	8,722
18,593	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	18,809
3,930	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	3,880
22,155	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	22,003
9,727	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	9,661
16,863	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	126
38,594	Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16	38,389
11,075	Visant Corp., 1st Lien Term Loan B, VAR, 5.500%, 07/29/21 ^	11,027
5,207	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	5,070

		189,959

	Multiline Retail — 0.2%
17,655	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18 ^	17,754

	Specialty Retail — 0.3%
14,963	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	14,660
3,000	Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20 ^	2,965
2,870	Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19 ^	2,843
12,307	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	12,289

		32,757

	Total Consumer Discretionary	335,636

	Consumer Staples — 1.5%
	Food & Staples Retailing — 1.0%
27,375	Albertsons LLC, Term Loan B4, VAR, 08/08/21 ^	27,432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
5,290	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,347
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,552
41,154	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	40,846

		101,177

	Food Products — 0.4%
4,102	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	4,085
23,386	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	23,360
3,712	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	3,714
9,782	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	9,656
2,978	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	2,940
3,550	Post Holdings, Inc., 1st Lien Term Loan B, VAR, 3.750%, 06/02/21 ^	3,547

		47,302

	Household Products — 0.1%
8,168	Reynolds Group Holdings Ltd., Incremental Term Loan, VAR, 4.000%, 12/01/18	8,146
4,466	Spectrum Brands, Inc., Tranche 3 Term Loan, VAR, 3.500%, 09/04/19	4,439

		12,585

	Total Consumer Staples	161,064

	Energy — 0.5%
	Energy Equipment & Services — 0.1%
4,370	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	4,381
5,673	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18 ^	5,737

		10,118

	Oil, Gas & Consumable Fuels — 0.4%
2,780	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	2,839
18,660	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20 ^	19,064
10,880	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	10,844
9,733	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	9,851

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
3,746	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	3,765

		46,363

	Total Energy	56,481

	Financials — 0.4%
	Consumer Finance — 0.1%
11,970	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18 ^	11,960

	Diversified Financial Services — 0.3%
7,412	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19 ^	7,344
21,738	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19	21,072

		28,416

	Insurance — 0.0% (g)
3,157	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20 ^	3,137

	Total Financials	43,513

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
970	IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18	971
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,756

		6,727

	Pharmaceuticals — 0.0% (g)
5,136	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	5,162
1,337	Ceva Logistics Holdings, Inc. Term Loan B, VAR, 6.500%, 03/19/21	1,305

		6,467

	Total Health Care	13,194

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
4,463	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	4,469

	Air Freight & Logistics — 0.0% (g)
167	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	163
969	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	946
921	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	889

		1,998

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — 0.1%
10,885	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	10,779

	Commercial Services & Supplies — 0.1%
12,003	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	12,013

	Industrial Conglomerates — 0.0% (g)
2,275	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	2,273

	Machinery — 0.1%
6,931	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	6,935

	Marine — 0.1%
6,148	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	6,165
7,135	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	7,278

		13,443

	Road & Rail — 0.0% (g)
2,132	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	2,136

	Trading Companies & Distributors — 0.1%
6,369	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	6,369

	Total Industrials	60,415

	Information Technology — 1.1%
	Communications Equipment — 0.2%
15,039	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.655%, 10/26/17	14,569
5,908	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	5,922

		20,491

	Electronic Equipment, Instruments & Components — 0.2%
4,893	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,827
19,563	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 ^	19,601

		24,428

	Internet Software & Services — 0.1%
7,140	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	7,117

	IT Services — 0.3%
20,200	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	19,973

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	IT Services — continued
6,436	First Data Corp., 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	6,377
892	UCS International, Inc., Term Loan, VAR, 5.500%, 07/26/17	891

		27,241

	Semiconductors & Semiconductor Equipment — 0.3%
2,922	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	2,917
9,382	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	9,345
6,908	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	6,930
12,878	On Semiconductor Corp., Term Loan, VAR, 1.985%, 01/02/18	12,556

		31,748

	Software — 0.0% (g)
3,009	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	3,039

	Total Information Technology	114,064

	Materials — 0.2%
	Chemicals — 0.2%
3,190	Arizona Chemical U.S., Inc., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	3,214
13,423	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	13,335
3,410	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	3,431

		19,980

	Construction Materials — 0.0% (g)
2,033	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,053

	Metals & Mining — 0.0% (g)
1,200	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	1,191

	Total Materials	23,224

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
10,726	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,927
620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	609
1,626	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	1,620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
3,766	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	3,750

		16,906

	Wireless Telecommunication Services — 0.1%
6,591	Syniverse Holdings, Inc., Term Loan 2019, VAR, 4.000%, 04/23/19	6,525
8,811	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	8,701

		15,226

	Total Telecommunication Services	32,132

	Utilities — 1.0%
	Electric Utilities — 1.0%
5,413	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	5,419
5,000	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16	5,030
58,715	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.652%, 10/10/17 ^	45,403
59,999	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.652%, 10/10/14 ^	46,409

	Total Utilities	102,261

	Total Loan Assignments (Cost $960,638)	941,984

NUMBER OF WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
	Neebo, Inc.,
52	expiring 06/20/19 (Strike Price $1.00) (a) (i)	—
112	expiring 06/29/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0%
	Marine — 0.0%
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments— 4.3%
	U.S. Treasury Obligation — 0.0% (g)
2,315	U.S. Treasury Bill, 0.028%, 01/08/15 (n)	2,315

SHARES
	Investment Company — 4.3%
464,673	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	464,673

	Total Short-Term Investments (Cost $466,987)	466,988

	Total Investments — 99.0% (Cost $10,246,261)	10,616,054
	Other Assets in Excess of Liabilities — 1.0%	102,269

	NET ASSETS — 100.0%	$10,718,323

Percentages indicated are based on net assets.

Centrally Cleared Credit Default Swaps — Sell Protection [1]

Credit Index:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.107%	50,000	$4,478	$(4,431)

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	161

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.2%
	Ally Auto Receivables Trust,
124	Series 2010-4, Class A4, 1.350%, 12/15/15	124
782	Series 2011-4, Class A4, 1.140%, 06/15/16	784
889	Series 2012-1, Class A4, 1.210%, 07/15/16	893
245	Series 2012-2, Class A3, 0.740%, 04/15/16	246
349	Series 2012-3, Class A3, 0.850%, 08/15/16	349
556	Series 2012-4, Class A3, 0.590%, 01/17/17	557
868	Series 2012-5, Class A3, 0.620%, 03/15/17	870
1,186	Series 2013-1, Class A3, 0.630%, 05/15/17	1,187
976	Series 2013-2, Class A3, 0.790%, 01/15/18	975
997	Series 2013-SN1, Class A3, 0.720%, 05/20/16	997
1,847	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	1,846
	AmeriCredit Automobile Receivables Trust,
81	Series 2011-5, Class A3, 1.550%, 07/08/16	81
73	Series 2012-1, Class A3, 1.230%, 09/08/16	73
143	Series 2012-4, Class A3, 0.670%, 06/08/17	143
490	Series 2013-1, Class A3, 0.610%, 10/10/17	490
629	Series 2013-5, Class A3, 0.900%, 09/10/18	630
176	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	176
	BMW Vehicle Lease Trust,
821	Series 2013-1, Class A3, 0.540%, 09/21/15	822
1,726	Series 2014-1, Class A3, 0.730%, 02/21/17	1,725
933	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	934
	CarMax Auto Owner Trust,
331	Series 2012-3, Class A3, 0.520%, 07/17/17	331
906	Series 2013-1, Class A3, 0.600%, 10/16/17	907
800	Series 2013-4, Class A3, 0.800%, 07/16/18	799
2,273	Series 2014-2, Class A3, 0.980%, 01/15/19	2,271
	CNH Equipment Trust,
76	Series 2011-B, Class A3, 0.910%, 08/15/16	76
145	Series 2012-A, Class A3, 0.940%, 05/15/17	145
546	Series 2012-C, Class A3, 0.570%, 12/15/17	546
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,343
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,299
652	Series 2013-C, Class A3, 1.020%, 08/15/18	655
1,858	Series 2013-D, Class A3, 0.770%, 10/15/18	1,855
1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,548
2,000	Series 2014-B, Class A3, 0.910%, 05/15/19	1,996
	CPS Auto Receivables Trust,
757	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	760
1,109	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	1,109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

228	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	229
131	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	134
407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	408
	Exeter Automobile Receivables Trust,
897	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	899
335	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	335
	Fifth Third Auto Trust,
1,117	Series 2013-1, Class A3, 0.880%, 10/16/17	1,122
1,353	Series 2013-A, Class A3, 0.610%, 09/15/17	1,354
	Ford Credit Auto Lease Trust,
570	Series 2013-B, Class A3, 0.760%, 09/15/16	571
1,002	Series 2014-B, Class A3, 0.890%, 09/15/17	1,003
	Ford Credit Auto Owner Trust,
260	Series 2012-A, Class A3, 0.840%, 08/15/16	261
294	Series 2012-B, Class A3, 0.720%, 12/15/16	295
494	Series 2012-D, Class A3, 0.510%, 04/15/17	494
716	Series 2013-B, Class A3, 0.570%, 10/15/17	717
774	Series 2013-C, Class A3, 0.820%, 12/15/17	776
986	Series 2013-D, Class A3, 0.670%, 04/15/18	986
1,423	Series 2014-B, Class A3, 0.900%, 10/15/18	1,426
1,135	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	1,135
538	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	539
2,114	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,103
	GMAT Trust,
1,743	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,748
478	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	479
	HLSS Servicer Advance Receivables Backed Notes,
2,700	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	2,701
1,248	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	1,253
808	HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	809

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Honda Auto Receivables Owner Trust,
337	Series 2012-1, Class A4, 0.970%, 04/16/18	338
187	Series 2012-2, Class A3, 0.700%, 02/16/16	188
1,211	Series 2013-1, Class A3, 0.480%, 11/21/16	1,211
796	Series 2013-2, Class A3, 0.530%, 02/16/17	797
1,298	Series 2013-4, Class A3, 0.690%, 09/18/17	1,299
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,319
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,011
146	Series 2012-1, Class A3, 0.810%, 09/15/16	146
905	Series 2012-2, Class A3, 0.510%, 04/17/17	905
	Hyundai Auto Receivables Trust,
91	Series 2010-B, Class A4, 1.630%, 03/15/17	91
420	Series 2011-B, Class A4, 1.650%, 02/15/17	421
2,327	Series 2013-A, Class A3, 0.560%, 07/17/17	2,329
1,039	Series 2013-B, Class A3, 0.710%, 09/15/17	1,041
964	Series 2014-A, Class A3, 0.790%, 07/16/18	963
1,894	Series 2014-B, Class A3, 0.900%, 12/17/18	1,893
	John Deere Owner Trust,
264	Series 2012-A, Class A3, 0.750%, 03/15/16	264
437	Series 2012-B, Class A3, 0.530%, 07/15/16	437
1,500	Series 2013-A, Class A3, 0.600%, 03/15/17	1,503
1,429	Series 2014-B, Class A3, 1.070%, 11/15/18	1,429
716	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	716
	Mercedes-Benz Auto Receivables Trust,
651	Series 2012-1, Class A3, 0.470%, 10/17/16	651
929	Series 2013-1, Class A3, 0.780%, 08/15/17	932
	Nissan Auto Lease Trust,
346	Series 2013-B, Class A3, 0.750%, 06/15/16	346
931	Series 2014-A, Class A3, 0.800%, 02/15/17	931
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	921
1,275	Series 2013-A, Class A3, 0.500%, 05/15/17	1,276
1,260	Series 2013-C, Class A3, 0.670%, 08/15/18	1,257
1,280	Series 2014-A, Class A3, 0.720%, 08/15/18	1,278
	OneMain Financial Issuance Trust,
1,162	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,162
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,653
1,749	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	1,739

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

268	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	269
653	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	637
	Santander Drive Auto Receivables Trust,
4	Series 2012-3, Class A3, 1.080%, 04/15/16	4
254	Series 2012-5, Class A3, 0.830%, 12/15/16	254
1,280	Series 2013-1, Class A3, 0.620%, 06/15/17	1,281
443	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	448
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,518
	Toyota Auto Receivables Owner Trust,
439	Series 2013-A, Class A3, 0.550%, 01/17/17	440
2,074	Series 2014-A, Class A3, 0.670%, 12/15/17	2,071
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	1,382
1,388	Truman Capital Mortgage Loan Trust, Series 2014-NLP1, Class A1, SUB, 3.228%, 07/25/53	1,386
368	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	369
	USAA Auto Owner Trust,
271	Series 2012-1, Class A3, 0.430%, 08/15/16	271
1,236	Series 2014-1, Class A3, 0.580%, 12/15/17	1,235
	Vericrest Opportunity Loan Transferee LLC,
2,188	Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	2,188
1,654	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58	1,649
	Volkswagen Auto Loan Enhanced Trust,
512	Series 2012-1, Class A3, 0.850%, 08/22/16	513
757	Series 2012-2, Class A3, 0.460%, 01/20/17	757
1,885	Series 2013-2, Class A3, 0.700%, 04/20/18	1,877
1,418	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	1,420
1,425	VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	1,429
1,255	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	1,257

	Total Asset-Backed Securities (Cost $107,200)	107,421

Collateralized Mortgage Obligations — 18.1%
	Agency CMO — 17.3%
153	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	159

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	163

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal Home Loan Mortgage Corp. REMIC,
47	Series 1578, Class K, 6.900%, 09/15/23	53
382	Series 2110, Class PG, 6.000%, 01/15/29	424
25	Series 2355, Class BP, 6.000%, 09/15/16	25
38	Series 2391, Class QR, 5.500%, 12/15/16	39
35	Series 2427, Class LW, 6.000%, 03/15/17	36
61	Series 2436, Class MC, 7.000%, 04/15/32	68
72	Series 2441, Class GF, 6.500%, 04/15/32	81
316	Series 2505, Class D, 5.500%, 09/15/32	352
872	Series 2525, Class AM, 4.500%, 04/15/32	962
247	Series 2544, Class KE, 5.500%, 12/15/32	272
530	Series 2557, Class HL, 5.300%, 01/15/33	578
30	Series 2558, Class BD, 5.000%, 01/15/18	32
165	Series 2564, Class NK, 5.000%, 02/15/18	174
184	Series 2575, Class PE, 5.500%, 02/15/33	201
679	Series 2586, Class WG, 4.000%, 03/15/33	716
21	Series 2594, Class JB, 4.500%, 04/15/18	22
41	Series 2595, Class HJ, 5.000%, 03/15/23	44
617	Series 2596, Class QD, 4.000%, 03/15/33	657
14	Series 2602, Class BD, 4.000%, 12/15/22	14
515	Series 2611, Class KH, 5.000%, 05/15/18	544
755	Series 2621, Class QH, 5.000%, 05/15/33	830
913	Series 2624, Class QH, 5.000%, 06/15/33	1,003
1,804	Series 2626, Class JC, 5.000%, 06/15/23	1,984
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,297
34	Series 2648, Class BK, 5.000%, 07/15/33	35
67	Series 2649, Class PJ, 3.500%, 06/15/33	70
60	Series 2649, Class QH, 4.500%, 07/15/18	63
227	Series 2649, Class WB, 3.500%, 07/15/23	232
1,903	Series 2685, Class DT, 5.000%, 10/15/23	2,084
350	Series 2687, Class JH, 5.000%, 10/15/23	386
45	Series 2692, Class QD, 5.000%, 12/15/22	45
926	Series 2696, Class DG, 5.500%, 10/15/33	1,042
17	Series 2698, Class PG, 5.000%, 06/15/32	17
284	Series 2699, Class TC, 4.000%, 11/15/18	297
2,637	Series 2701, Class AC, 5.000%, 11/15/23	2,891
9	Series 2707, Class KJ, 5.000%, 11/15/18	10
25	Series 2709, Class PE, 5.000%, 12/15/22	26
170	Series 2725, Class TA, 4.500%, 12/15/33	190
1,371	Series 2733, Class ME, 5.000%, 01/15/34	1,505
114	Series 2744, Class TU, 5.500%, 05/15/32	120
24	Series 2750, Class JB, 4.500%, 02/15/19	25
631	Series 2752, Class JB, 4.500%, 02/15/19	665
221	Series 2760, Class KT, 4.500%, 09/15/32	226
26	Series 2764, Class TE, 5.000%, 10/15/32	26

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
797	Series 2764, Class UE, 5.000%, 10/15/32	844
441	Series 2768, Class PK, 5.000%, 03/15/34	461
211	Series 2770, Class EV, 4.500%, 09/15/28	215
150	Series 2773, Class OC, 5.000%, 04/15/19	165
1,625	Series 2804, Class AM, 5.000%, 03/15/34	1,687
85	Series 2827, Class TE, 5.000%, 04/15/33	87
248	Series 2828, Class JE, 4.500%, 07/15/19	263
56	Series 2843, Class BC, 5.000%, 08/15/19	59
3,896	Series 2852, Class NY, 5.000%, 09/15/33	3,994
525	Series 2864, Class NB, 5.500%, 07/15/33	564
491	Series 2875, Class HB, 4.000%, 10/15/19	521
56	Series 2888, Class CG, 5.000%, 08/15/33	58
6	Series 2890, Class PD, 5.000%, 03/15/33	6
21	Series 2891, Class LD, 5.000%, 08/15/33	21
265	Series 2896, Class VB, 5.000%, 12/15/25	267
6	Series 2898, Class PE, 5.000%, 05/15/33	6
850	Series 2899, Class HB, 4.000%, 12/15/19	905
308	Series 2910, Class BE, 4.500%, 12/15/19	324
383	Series 2920, Class KT, 4.500%, 01/15/20	405
360	Series 2929, Class KG, 4.500%, 02/15/20	381
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,080
119	Series 2950, Class JA, 4.500%, 03/15/20	124
773	Series 2957, Class VW, 5.000%, 08/15/24	787
68	Series 2958, Class ME, 5.500%, 10/15/33	68
2,250	Series 2960, Class JH, 5.500%, 04/15/35	2,536
233	Series 2968, Class MD, 5.500%, 12/15/33	245
413	Series 2981, Class BC, 4.500%, 05/15/20	435
1,865	Series 2987, Class KG, 5.000%, 12/15/34	1,902
94	Series 2988, Class TY, 5.500%, 06/15/25	104
2,232	Series 2989, Class TG, 5.000%, 06/15/25	2,425
55	Series 2993, Class PM, 4.500%, 05/15/35	57
61	Series 3017, Class MK, 5.000%, 12/15/34	64
382	Series 3028, Class ME, 5.000%, 02/15/34	395
191	Series 3036, Class TE, 5.500%, 12/15/34	203
610	Series 3037, Class ND, 5.000%, 01/15/34	618
200	Series 3057, Class PE, 5.500%, 11/15/34	210
181	Series 3059, Class CE, 5.000%, 02/15/34	183
1,201	Series 3062, Class HE, 5.000%, 01/15/34	1,219
147	Series 3067, Class PK, 5.500%, 05/15/34	149
71	Series 3077, Class TO, PO, 04/15/35	65
107	Series 3078, Class PD, 5.500%, 07/15/34	109
48	Series 3080, Class VB, 5.000%, 06/15/25	48
187	Series 3082, Class PW, 5.500%, 12/15/35	208
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,037
246	Series 3087, Class KX, 5.500%, 12/15/25	272

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10	Series 3098, Class KE, 5.500%, 09/15/34	10
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,051
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,185
1,083	Series 3117, Class PL, 5.000%, 08/15/34	1,100
103	Series 3121, Class JD, 5.500%, 03/15/26	113
353	Series 3123, Class HT, 5.000%, 03/15/26	379
217	Series 3136, Class CO, PO, 04/15/36	208
163	Series 3145, Class AJ, 5.500%, 04/15/36	181
1,320	Series 3150, Class EQ, 5.000%, 05/15/26	1,448
261	Series 3200, Class PO, PO, 08/15/36	241
520	Series 3204, Class NV, 5.000%, 08/15/17	534
890	Series 3219, Class PD, 6.000%, 11/15/35	940
209	Series 3270, Class AT, 5.500%, 01/15/37	230
131	Series 3271, Class PB, 6.000%, 12/15/35	135
31	Series 3272, Class PA, 6.000%, 02/15/37	34
182	Series 3289, Class ND, 5.500%, 06/15/35	188
5,364	Series 3294, Class DB, 4.500%, 03/15/22	5,686
167	Series 3337, Class MD, 5.500%, 06/15/27	184
253	Series 3348, Class HT, 6.000%, 07/15/37	277
1,346	Series 3349, Class HE, 5.500%, 07/15/36	1,431
97	Series 3372, Class BD, 4.500%, 10/15/22	103
21	Series 3414, Class A, 4.500%, 07/15/22	21
350	Series 3493, Class LA, 4.000%, 10/15/23	371
59	Series 3508, Class PK, 4.000%, 02/15/39	60
78	Series 3513, Class A, 4.500%, 02/15/39	83
652	Series 3521, Class B, 4.000%, 04/15/24	696
225	Series 3544, Class BC, 4.000%, 06/15/24	240
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,653
4,319	Series 3562, Class JC, 4.000%, 08/15/24	4,627
3,139	Series 3563, Class BD, 4.000%, 08/15/24	3,361
115	Series 3563, Class LB, 4.000%, 08/15/29	120
265	Series 3571, Class MY, 4.000%, 09/15/24	285
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,230
4,966	Series 3577, Class B, 4.000%, 09/15/24	5,319
785	Series 3578, Class KB, 4.000%, 09/15/24	831
338	Series 3593, Class PC, 5.000%, 05/15/38	350
1,208	Series 3605, Class NB, 5.500%, 06/15/37	1,272
48	Series 3652, Class A, 4.500%, 11/15/24	51
530	Series 3653, Class B, 4.500%, 04/15/30	571
3,767	Series 3653, Class HJ, 5.000%, 04/15/40	4,114
135	Series 3659, Class BD, 5.000%, 01/15/37	147
530	Series 3659, Class VG, 5.000%, 09/15/34	597
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,626
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
144	Series 3688, Class GT, VAR, 7.208%, 11/15/46	171
260	Series 3715, Class PC, 4.500%, 08/15/40	283
14	Series 3730, Class PL, 4.500%, 01/15/33	14
1,890	Series 3740, Class BP, 4.500%, 04/15/38	2,025
482	Series 3747, Class HI, IO, 4.500%, 07/15/37	50
1,222	Series 3747, Class PA, 4.000%, 04/15/38	1,305
255	Series 3755, Class ML, 5.500%, 06/15/29	279
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,832
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,338
1,075	Series 3797, Class PA, 4.500%, 08/15/39	1,120
2,799	Series 3819, Class ZQ, 6.000%, 04/15/36	3,146
2,898	Series 3827, Class BM, 5.500%, 08/15/39	3,191
1,233	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,310
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,967
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,696
821	Series 3898, Class KH, 3.500%, 06/15/26	860
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,679
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,528
366	Series 4026, Class MQ, 4.000%, 04/15/42	387
846	Series 4085, Class FB, VAR, 0.555%, 01/15/39	844
4,174	Series 4219, Class JA, 3.500%, 08/15/39	4,308
1,500	Series 4238, Class UY, 3.000%, 08/15/33	1,469
	Federal Home Loan Mortgage Corp. STRIPS,
2,231	Series 262, Class 35, 3.500%, 07/15/42	2,279
3,518	Series 279, Class F6, VAR, 0.605%, 09/15/42	3,510
	Federal National Mortgage Association — ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,865
2,803	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,886
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	887
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,925
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,819
3,500	Series 2014-M1, Class A2, VAR, 3.502%, 07/25/23	3,665
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,303
3,100	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	3,286

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	165

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
644	Series 2014-M6, Class FA, VAR, 0.459%, 12/25/17	645
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,830
	Federal National Mortgage Association REMIC,
465	Series 1997-57, Class PN, 5.000%, 09/18/27	500
115	Series 1999-51, Class PH, 6.000%, 10/25/29	120
213	Series 2001-63, Class TC, 6.000%, 12/25/31	240
519	Series 2001-81, Class HE, 6.500%, 01/25/32	575
18	Series 2002-24, Class AJ, 6.000%, 04/25/17	19
517	Series 2002-75, Class GB, 5.500%, 11/25/32	561
201	Series 2002-85, Class PE, 5.500%, 12/25/32	219
223	Series 2003-5, Class EQ, 5.500%, 02/25/23	244
118	Series 2003-21, Class OU, 5.500%, 03/25/33	128
8	Series 2003-22, Class UH, 4.000%, 12/25/32	8
156	Series 2003-23, Class CH, 5.000%, 04/25/33	172
800	Series 2003-26, Class EB, 3.500%, 04/25/33	822
647	Series 2003-41, Class BK, 5.000%, 05/25/18	683
264	Series 2003-48, Class TC, 5.000%, 06/25/23	288
227	Series 2003-55, Class HY, 5.000%, 06/25/23	246
465	Series 2003-63, Class YB, 5.000%, 07/25/33	505
674	Series 2003-69, Class N, 5.000%, 07/25/33	725
342	Series 2003-80, Class QG, 5.000%, 08/25/33	386
300	Series 2003-84, Class GE, 4.500%, 09/25/18	316
77	Series 2003-84, Class PG, 5.000%, 03/25/32	77
363	Series 2003-85, Class QD, 5.500%, 09/25/33	411
679	Series 2003-86, Class VH, 5.500%, 04/25/22	692
74	Series 2003-87, Class TJ, 4.500%, 09/25/18	78

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
146	Series 2003-94, Class CE, 5.000%, 10/25/33	159
1,904	Series 2003-129, Class ME, 5.000%, 08/25/23	1,991
13	Series 2003-131, Class CG, 5.500%, 05/25/33	13
251	Series 2003-134, Class MH, 5.000%, 06/25/33	262
959	Series 2004-44, Class KT, 6.000%, 06/25/24	1,061
326	Series 2004-53, Class NC, 5.500%, 07/25/24	357
711	Series 2004-70, Class EB, 5.000%, 10/25/24	772
36	Series 2004-81, Class HA, 4.250%, 10/25/24	38
793	Series 2005-5, Class CK, 5.000%, 01/25/35	849
1,647	Series 2005-22, Class HE, 5.000%, 10/25/33	1,678
1,860	Series 2005-29, Class WC, 4.750%, 04/25/35	2,033
689	Series 2005-33, Class QD, 5.000%, 01/25/34	720
490	Series 2005-44, Class PE, 5.000%, 07/25/33	490
284	Series 2005-48, Class TD, 5.500%, 06/25/35	322
14	Series 2005-51, Class ND, 5.500%, 11/25/33	14
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,126
192	Series 2005-58, Class EP, 5.500%, 07/25/35	209
132	Series 2005-62, Class CP, 4.750%, 07/25/35	140
188	Series 2005-68, Class BE, 5.250%, 08/25/35	224
544	Series 2005-68, Class PG, 5.500%, 08/25/35	600
223	Series 2005-86, Class AX, 5.500%, 10/25/35	232
190	Series 2005-86, Class WD, 5.000%, 03/25/34	192
101	Series 2005-99, Class AE, 5.500%, 12/25/35	105
59	Series 2005-101, Class ND, 5.000%, 06/25/34	59
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,503

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
764	Series 2005-110, Class GL, 5.500%, 12/25/35	869
64	Series 2005-110, Class MB, 5.500%, 09/25/35	69
38	Series 2005-116, Class PB, 6.000%, 04/25/34	39
89	Series 2005-121, Class V, 4.500%, 06/25/29	90
283	Series 2006-7, Class TD, 6.000%, 04/25/35	292
750	Series 2006-22, Class CE, 4.500%, 08/25/23	809
45	Series 2006-30, Class GA, 5.500%, 07/25/20	46
158	Series 2006-41, Class MC, 5.500%, 07/25/35	166
901	Series 2006-44, Class OG, 5.500%, 12/25/34	910
513	Series 2006-45, Class NW, 5.500%, 01/25/35	521
217	Series 2006-49, Class PA, 6.000%, 06/25/36	238
837	Series 2006-53, Class CM, 5.000%, 01/25/35	848
457	Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	458
231	Series 2006-57, Class PD, 5.500%, 01/25/35	234
694	Series 2006-65, Class TE, 5.500%, 05/25/35	723
118	Series 2007-33, Class HE, 5.500%, 04/25/37	131
606	Series 2007-63, Class PC, 5.500%, 07/25/36	610
49	Series 2007-65, Class KI, IF, IO, 6.465%, 07/25/37	7
626	Series 2007-71, Class GB, 6.000%, 07/25/37	702
627	Series 2007-71, Class KP, 5.500%, 07/25/37	680
1,570	Series 2007-76, Class PK, 6.000%, 06/25/36	1,626
270	Series 2007-77, Class TD, 5.500%, 01/25/36	278
288	Series 2007-113, Class DB, 4.500%, 12/25/22	308
407	Series 2008-65, Class CD, 4.500%, 08/25/23	434
361	Series 2008-68, Class VK, 5.500%, 03/25/27	367

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,092	Series 2008-70, Class BY, 4.000%, 08/25/23	3,246
79	Series 2008-72, Class BX, 5.500%, 08/25/38	88
29	Series 2008-74, Class B, 5.500%, 09/25/38	32
65	Series 2009-37, Class KI, IF, IO, 5.845%, 06/25/39	8
384	Series 2009-39, Class LB, 4.500%, 06/25/29	408
1,748	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,940
262	Series 2009-71, Class MB, 4.500%, 09/25/24	282
3,800	Series 2009-71, Class XB, 5.000%, 03/25/38	3,953
180	Series 2009-78, Class J, 5.000%, 09/25/19	190
64	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	11
144	Series 2009-86, Class OT, PO, 10/25/37	133
36	Series 2009-86, Class PC, 5.000%, 03/25/37	36
3,591	Series 2009-92, Class AD, 6.000%, 11/25/39	4,019
121	Series 2009-96, Class CB, 4.000%, 11/25/49	126
540	Series 2009-96, Class DB, 4.000%, 11/25/29	581
454	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	62
120	Series 2010-9, Class MD, 5.000%, 02/25/38	131
192	Series 2010-10, Class MA, 4.500%, 04/25/34	193
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,263
500	Series 2010-28, Class DE, 5.000%, 04/25/30	556
243	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	31
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,355
700	Series 2010-41, Class DC, 4.500%, 05/25/25	760
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,635
193	Series 2010-54, Class EA, 4.500%, 06/25/40	205
265	Series 2010-56, Class BD, 5.000%, 12/25/38	275

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	167

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
41	Series 2010-64, Class DM, 5.000%, 06/25/40	45
57	Series 2010-64, Class EH, 5.000%, 10/25/35	59
653	Series 2010-71, Class HJ, 5.500%, 07/25/40	732
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,311
334	Series 2010-111, Class AE, 5.500%, 04/25/38	356
2,621	Series 2010-135, Class HE, 3.000%, 01/25/21	2,702
800	Series 2011-22, Class MA, 6.500%, 04/25/38	905
2,102	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,366
2,810	Series 2011-61, Class V, 4.500%, 08/25/22	2,938
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,151
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	981
706	Series 2012-103, Class DA, 3.500%, 10/25/41	724
1,765	Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	1,748
2,711	Series 2013-83, Class CA, 3.500%, 10/25/37	2,843
	Federal National Mortgage Association STRIPS,
83	Series 293, Class 1, PO, 12/25/24	77
145	Series 314, Class 1, PO, 07/25/31	132
	Government National Mortgage Association,
91	Series 2002-44, Class JC, 6.000%, 07/20/32	104
703	Series 2002-79, Class KL, 5.500%, 11/20/32	786
231	Series 2003-10, Class KJ, 5.500%, 02/20/33	257
685	Series 2003-29, Class PD, 5.500%, 04/16/33	772
560	Series 2003-33, Class NE, 5.500%, 04/16/33	610
140	Series 2003-40, Class TD, 5.000%, 03/20/33	144
302	Series 2003-65, Class AP, 5.500%, 08/20/33	336
1,186	Series 2003-77, Class TK, 5.000%, 09/16/33	1,306
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,863

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
73	Series 2004-54, Class BG, 5.500%, 07/20/34	79
37	Series 2004-75, Class NG, 5.500%, 09/20/33	38
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,008
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,035
450	Series 2005-11, Class PL, 5.000%, 02/20/35	493
2,422	Series 2005-26, Class XY, 5.500%, 03/20/35	2,716
819	Series 2005-33, Class AY, 5.500%, 04/16/35	910
275	Series 2005-49, Class B, 5.500%, 06/20/35	306
552	Series 2005-51, Class DC, 5.000%, 07/20/35	605
102	Series 2005-56, Class BD, 5.000%, 07/20/35	112
40	Series 2006-7, Class ND, 5.500%, 08/20/35	45
151	Series 2006-38, Class SG, IF, IO, 6.495%, 09/20/33	3
74	Series 2007-26, Class SW, IF, IO, 6.045%, 05/20/37	11
673	Series 2007-37, Class LB, 5.500%, 06/16/37	749
467	Series 2007-79, Class BL, 5.750%, 08/20/37	523
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	501
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,128
390	Series 2008-23, Class YA, 5.250%, 03/20/38	429
2	Series 2008-30, Class AB, 4.200%, 02/20/37	2
1,770	Series 2008-33, Class PB, 5.500%, 04/20/38	1,971
293	Series 2008-34, Class PG, 5.250%, 04/20/38	327
400	Series 2008-35, Class NF, 5.000%, 04/20/38	438
571	Series 2008-38, Class BE, 5.000%, 07/16/36	608
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,137
324	Series 2008-43, Class NB, 5.500%, 05/20/38	363
925	Series 2008-56, Class PX, 5.500%, 06/20/38	1,027

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,476
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,434
11	Series 2008-62, Class SA, IF, IO, 5.995%, 07/20/38	1
329	Series 2008-76, Class US, IF, IO, 5.744%, 09/20/38	45
323	Series 2008-95, Class DS, IF, IO, 7.144%, 12/20/38	54
497	Series 2009-14, Class AG, 4.500%, 03/20/39	534
114	Series 2009-15, Class NA, 5.000%, 12/20/38	121
84	Series 2009-61, Class AP, 4.000%, 08/20/39	90
782	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	115
512	Series 2009-106, Class ST, IF, IO, 5.844%, 02/20/38	69
175	Series 2010-7, Class EA, 5.000%, 06/16/38	192
156	Series 2010-14, Class QP, 6.000%, 12/20/39	167
470	Series 2010-130, Class BD, 4.000%, 12/20/39	498
575	Series 2010-157, Class OP, PO, 12/20/40	465
3,180	Series 2011-97, Class WA, VAR, 6.095%, 11/20/38	3,576
2,501	Series 2014-H11, Class VA, VAR, 0.655%, 06/20/64	2,495
1,030	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,167

		300,066

	Non-Agency CMO — 0.8%
175	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	184
972	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.795%, 07/25/34	930
626	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	626
55	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	57
791	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	815
	Citigroup Mortgage Loan Trust, Inc.,
64	Series 2003-1, Class 3A4, 5.250%, 09/25/33	66

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
131	Series 2004-HYB4, Class WA, VAR, 2.618%, 12/25/34	132
74	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	75
76	CSMC, Series 2010-1R, Class 5A1, VAR, 4.955%, 01/27/36 (e)	77
443	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	466
486	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	521
	JP Morgan Mortgage Trust,
1,486	Series 2006-A2, Class 5A3, VAR, 2.518%, 11/25/33	1,484
239	Series 2007-A1, Class 5A5, VAR, 2.621%, 07/25/35	245
363	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.642%, 04/21/34	367
35	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	36
339	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	360
	Merrill Lynch Mortgage Investors Trust,
462	Series 2003-F, Class A1, VAR, 0.795%, 10/25/28	461
519	Series 2004-B, Class A1, VAR, 0.655%, 05/25/29	515
118	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.692%, 04/25/34	125
187	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	198
20	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	21
43	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	44
1,121	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.455%, 12/20/34	1,072
	Springleaf Mortgage Loan Trust,
99	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	101
255	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	259
764	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	762
431	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.855%, 01/19/34	419

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
853	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.000%, 12/25/44	857
	WaMu Mortgage Pass-Through Certificates Trust,
442	Series 2003-AR11, Class A6, VAR, 2.426%, 10/25/33	450
16	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	16
658	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	662
1,522	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	1,556

		13,959

	Total Collateralized Mortgage Obligations (Cost $313,021)	314,025

Commercial Mortgage-Backed Securities — 2.5%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,329
	Banc of America Commercial Mortgage Trust,
1,950	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,084
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,215
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	204
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,392
52	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	53
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	408
46	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	49
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,819
2,131	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.014%, 07/10/38	2,269
	DBRR Trust,
1,161	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	1,159
935	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	942

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,141
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,046
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	4,969
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,011
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,356
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.568%, 08/12/37	1,432
860	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	917
1,228	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,338
32,475	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.274%, 12/12/49 (e)	366
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,304
	Morgan Stanley Capital I Trust,
46,851	Series 2007-HQ11, Class X, IO, VAR, 0.392%, 02/12/44 (e)	196
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	617
750	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	754
253	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	257
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	874
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,076
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,500
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,905
1,772	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.455%, 12/15/44	1,840

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
421	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	422
	WFRBS Commercial Mortgage Trust,
220	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	221
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,867

	Total Commercial Mortgage-Backed Securities (Cost $43,516)	43,332

Corporate Bonds — 25.0%
	Consumer Discretionary — 1.7%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	140
1,135	4.250%, 03/01/21	1,225
40	5.000%, 03/30/20	45

		1,410

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,107
584	2.625%, 09/15/16 (e)	602

		2,709

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	767
400	7.600%, 10/11/15	427
200	7.700%, 10/30/25	265
781	CBS Corp., 3.700%, 08/15/24	788
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	540
	Comcast Corp.,
400	5.700%, 07/01/19	467
335	5.900%, 03/15/16	361
335	6.500%, 01/15/17	378
176	Cox Communications, Inc., 5.450%, 12/15/14	179
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
945	3.800%, 03/15/22	985
360	4.450%, 04/01/24	386
287	5.000%, 03/01/21	322
422	Discovery Communications LLC, 4.375%, 06/15/21	460
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,997

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,795
800	4.300%, 11/23/23	848
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	63
3,425	8.750%, 02/14/19	4,364
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	752
	Time Warner, Inc.,
200	3.550%, 06/01/24	200
1,715	4.050%, 12/15/23	1,781
	Viacom, Inc.,
40	1.250%, 02/27/15	40
500	3.125%, 06/15/22	497
189	3.250%, 03/15/23	187
361	3.875%, 12/15/21	381
300	3.875%, 04/01/24	307
750	4.250%, 09/01/23	789
200	4.500%, 03/01/21	218
35	6.250%, 04/30/16	38
806	Walt Disney Co. (The), 1.100%, 12/01/17	801

		21,419

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	201
1,240	7.450%, 07/15/17	1,443
175	Nordstrom, Inc., 4.000%, 10/15/21	189
618	Target Corp., 3.500%, 07/01/24	631

		2,464

	Specialty Retail — 0.1%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	267
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	532
450	2.700%, 04/01/23	443
986	3.750%, 02/15/24	1,042

		2,284

	Total Consumer Discretionary	30,286

	Consumer Staples — 1.7%
	Beverages — 0.5%
2,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	2,100
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	885

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
1,000	1.800%, 09/01/16	1,023
400	4.875%, 03/15/19	451
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,000
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,260
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,522

		8,241

	Food & Staples Retailing — 0.4%
	CVS Caremark Corp.,
200	4.000%, 12/05/23	211
1,100	4.125%, 05/15/21	1,194
	Kroger Co. (The),
92	5.400%, 07/15/40	105
700	6.150%, 01/15/20	820
1,000	6.400%, 08/15/17	1,139
469	Walgreen Co., 3.100%, 09/15/22	465
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,613
200	3.300%, 04/22/24	205
930	3.625%, 07/08/20	999

		6,751

	Food Products — 0.6%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,493
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	927
400	6.000%, 11/27/17 (e)	453
1,000	7.350%, 03/06/19 (e)	1,212
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,142
100	5.650%, 02/15/19	115
	Kellogg Co.,
513	3.250%, 05/21/18	539
356	4.000%, 12/15/20	384
	Kraft Foods Group, Inc.,
829	3.500%, 06/06/22	853
425	6.875%, 01/26/39	564
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,682
171	Tyson Foods, Inc., 2.650%, 08/15/19	173

		10,537

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	197
1,800	2.400%, 06/01/23	1,735

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — continued
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,827

		3,759

	Total Consumer Staples	29,288

	Energy — 2.0%
	Energy Equipment & Services — 0.4%
199	Cameron International Corp., 4.000%, 12/15/23	209
	Halliburton Co.,
350	3.500%, 08/01/23	363
550	6.150%, 09/15/19	652
750	8.750%, 02/15/21	974
800	Nabors Industries, Inc., 4.625%, 09/15/21	875
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,463
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	20
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	244
737	3.650%, 12/01/23	776
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	487
1,020	6.500%, 11/15/20	1,154
460	7.375%, 04/15/18	532

		7,749

	Oil, Gas & Consumable Fuels — 1.6%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,020
400	Apache Corp., 6.900%, 09/15/18	475
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,014
317	2.750%, 05/10/23	308
712	3.245%, 05/06/22	727
800	3.875%, 03/10/15	815
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,243
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	891
500	5.900%, 02/01/18	567
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,252
	Chevron Corp.,
1,000	2.355%, 12/05/22	973
285	3.191%, 06/24/23	293
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	867
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	518
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,462

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
550	Encana Corp., (Canada), 5.900%, 12/01/17	622
263	Enterprise Products Operating LLC, 3.900%, 02/15/24	274
240	EOG Resources, Inc., 2.625%, 03/15/23	234
750	Magellan Midstream Partners LP, 4.250%, 02/01/21	822
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	141
441	2.700%, 02/15/23	432
	Petrobras International Finance Co., (Cayman Islands),
1,000	3.500%, 02/06/17	1,024
500	7.875%, 03/15/19	583
270	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24 (e)	294
173	Phillips 66, 4.300%, 04/01/22	187
	Plains All American Pipeline LP/PAA Finance Corp.,
575	3.650%, 06/01/22	596
300	3.850%, 10/15/23	310
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	485
50	6.200%, 04/15/18	57
710	8.000%, 10/01/19	892
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,148
1,200	3.125%, 08/17/17	1,265
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	231
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,102
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	807
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	140
200	2.875%, 02/17/22	202
	Total Capital S.A., (France),
240	2.300%, 03/15/16	246
598	4.125%, 01/28/21	655
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	441
1,045	3.750%, 10/16/23	1,092
300	7.125%, 01/15/19	363

		27,070

	Total Energy	34,819

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Financials — 9.3%
	Banks — 3.8%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,655
	Bank of America Corp.,
53	3.300%, 01/11/23	52
360	3.625%, 03/17/16	374
737	4.100%, 07/24/23	770
780	5.000%, 05/13/21	872
865	5.625%, 07/01/20	991
585	Series L, 5.650%, 05/01/18	658
600	6.400%, 08/28/17	682
427	6.500%, 08/01/16	469
2,000	6.875%, 04/25/18	2,332
2,600	7.625%, 06/01/19	3,183
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	495
1,162	1.400%, 09/11/17	1,164
558	2.375%, 01/25/19	568
	Bank of Nova Scotia (The), (Canada),
1,500	1.375%, 12/18/17	1,493
500	2.550%, 01/12/17	517
630	4.375%, 01/13/21	699
	BB&T Corp.,
166	2.050%, 06/19/18	168
705	3.200%, 03/15/16	730
60	3.950%, 04/29/16	63
500	5.200%, 12/23/15	528
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	523
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,348
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	998
484	3.750%, 06/16/24	494
31	4.587%, 12/15/15	33
232	4.750%, 05/19/15	239
202	5.375%, 08/09/20	231
5,400	8.500%, 05/22/19	6,840
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	116
553	3.875%, 02/08/22	592
350	4.500%, 01/11/21	389
447	Discover Bank, 4.200%, 08/08/23	472
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,425

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,457
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	518
1,000	3.500%, 06/28/15 (e)	1,026
1,100	4.750%, 01/19/21 (e)	1,235
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	831
1,000	5.100%, 04/05/21	1,146
	KeyCorp,
807	2.300%, 12/13/18	814
400	5.100%, 03/24/21	455
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,154
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,041
	National City Corp.,
400	4.900%, 01/15/15	406
100	6.875%, 05/15/19	120
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	646
	PNC Funding Corp.,
50	5.125%, 02/08/20	57
50	5.250%, 11/15/15	52
50	5.625%, 02/01/17	55
725	6.700%, 06/10/19	870
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,298
1,193	2.000%, 10/01/18	1,210
600	2.200%, 07/27/18	612
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	437
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,950
1,500	SunTrust Bank, 2.750%, 05/01/23	1,452
800	SunTrust Banks, Inc., 3.600%, 04/15/16	835
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	736
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	404
1,041	2.500%, 07/14/16	1,076
	U.S. Bancorp,
307	1.650%, 05/15/17	311
500	2.200%, 04/25/19	503
60	2.450%, 07/27/15	61
215	2.950%, 07/15/22	214
732	4.125%, 05/24/21	804

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,121
3,895	5.750%, 02/01/18	4,427
	Wells Fargo & Co.,
428	2.150%, 01/15/19	431
1,000	3.000%, 01/22/21	1,023
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,137

		66,088

	Capital Markets — 1.9%
1,600	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,696
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
80	2.950%, 06/18/15	82
1,340	4.150%, 02/01/21	1,469
155	4.600%, 01/15/20	172
200	BlackRock, Inc., 6.250%, 09/15/17	228
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	522
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	555
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	83
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	517
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	307
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	510
90	3.625%, 02/07/16	93
500	3.625%, 01/22/23	507
112	3.700%, 08/01/15	115
196	5.250%, 07/27/21	221
900	5.375%, 03/15/20	1,017
1,195	Series D, 6.000%, 06/15/20	1,391
5,150	7.500%, 02/15/19	6,224
	Jefferies Group LLC,
745	6.875%, 04/15/21	880
1,005	8.500%, 07/15/19	1,255
	Macquarie Bank Ltd., (Australia),
1,000	2.000%, 08/15/16 (e)	1,019
291	2.600%, 06/24/19 (e)	294
800	Macquarie Group Ltd., (Australia), 7.625%, 08/13/19 (e)	966
	Morgan Stanley,
323	3.450%, 11/02/15	333

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
622	5.000%, 11/24/25	668
1,000	5.450%, 01/09/17	1,095
331	5.500%, 07/24/20	376
2,500	5.625%, 09/23/19	2,857
510	5.750%, 01/25/21	592
1,400	6.000%, 04/28/15	1,450
1,700	7.300%, 05/13/19	2,057
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	286
300	5.000%, 03/04/15	306
	State Street Corp.,
419	3.100%, 05/15/23	414
1,154	3.700%, 11/20/23	1,212
	UBS AG, (Switzerland),
350	4.875%, 08/04/20	394
928	5.750%, 04/25/18	1,056

		33,353

	Consumer Finance — 0.9%
400	American Express Centurion Bank, 6.000%, 09/13/17	453
	American Express Co.,
200	6.150%, 08/28/17	228
1,820	7.000%, 03/19/18	2,143
	American Honda Finance Corp.,
250	2.125%, 10/10/18	254
1,450	7.625%, 10/01/18 (e)	1,769
	Caterpillar Financial Services Corp.,
510	2.750%, 08/20/21	512
900	2.850%, 06/01/22	902
675	7.150%, 02/15/19	822
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	485
592	2.375%, 03/12/19	593
627	3.000%, 06/12/17	650
757	3.984%, 06/15/16	796
240	4.207%, 04/15/16	252
460	HSBC Finance Corp., 5.000%, 06/30/15	477
	John Deere Capital Corp.,
753	1.050%, 10/11/16	756
65	1.700%, 01/15/20	64
250	3.150%, 10/15/21	259
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,166
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
591	1.600%, 03/15/17	599
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	428
1,700	2.000%, 09/15/16	1,740
800	2.625%, 01/10/23	788

		16,536

	Diversified Financial Services — 1.0%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,675
400	Countrywide Financial Corp., 6.250%, 05/15/16	433
	General Electric Capital Corp.,
636	1.600%, 11/20/17	640
200	2.100%, 12/11/19	202
337	2.250%, 11/09/15	344
125	4.375%, 09/16/20	137
6,700	4.625%, 01/07/21	7,503
331	5.300%, 02/11/21	380
1,845	5.500%, 01/08/20	2,131
80	5.625%, 09/15/17	90
605	5.625%, 05/01/18	688
70	5.875%, 01/14/38	87
1,002	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,066
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	867
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	45
150	3.400%, 08/12/23	155
1,555	4.300%, 09/22/19	1,724
40	4.375%, 03/25/20	45

		18,212

	Insurance — 1.1%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,854
651	Allstate Corp. (The), 3.150%, 06/15/23	659
	American International Group, Inc.,
536	2.300%, 07/16/19	538
282	4.125%, 02/15/24	300
	Aon Corp.,
621	3.125%, 05/27/16	643
94	3.500%, 09/30/15	97
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	319
267	2.450%, 12/15/15	274
2,160	5.400%, 05/15/18	2,443

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
61	Chubb Corp. (The), 5.750%, 05/15/18	70
	CNA Financial Corp.,
50	5.850%, 12/15/14	51
860	5.875%, 08/15/20	997
420	6.500%, 08/15/16	463
	Liberty Mutual Group, Inc.,
950	4.950%, 05/01/22 (e)	1,046
900	5.000%, 06/01/21 (e)	995
	Lincoln National Corp.,
96	4.200%, 03/15/22	103
768	4.850%, 06/24/21	860
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,226
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	718
1,600	3.000%, 01/10/23 (e)	1,605
400	3.125%, 01/11/16 (e)	413
426	3.875%, 04/11/22 (e)	456
	New York Life Global Funding,
1,024	2.150%, 06/18/19 (e)	1,029
500	3.000%, 05/04/15 (e)	509
471	Principal Financial Group, Inc., 3.125%, 05/15/23	465
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205

		18,338

	Real Estate Investment Trusts (REITs) — 0.6%
360	American Tower Corp., 3.500%, 01/31/23	354
909	Boston Properties LP, 3.800%, 02/01/24	933
672	Duke Realty LP, 3.875%, 02/15/21	697
600	Equity Commonwealth, 6.650%, 01/15/18	665
1,452	ERP Operating LP, 4.625%, 12/15/21	1,611
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,050
469	3.875%, 08/15/24	473
577	4.250%, 11/15/23	599
	Health Care REIT, Inc.,
732	4.500%, 01/15/24	773
600	5.250%, 01/15/22	674
457	Prologis LP, 4.250%, 08/15/23	482
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,324
200	6.125%, 05/30/18	231

		9,866

	Total Financials	162,393

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care — 1.2%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,172
1,350	4.100%, 06/15/21	1,454
700	Celgene Corp., 3.950%, 10/15/20	745

		3,371

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	542
	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	385
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,471
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	112
1,500	2.875%, 03/15/23	1,488
187	3.375%, 11/15/21	195
400	4.700%, 02/15/21	449
470	Ventas Realty LP, 3.750%, 05/01/24	471
	WellPoint, Inc.,
100	2.375%, 02/15/17	103
700	3.300%, 01/15/23	702

		5,472

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	441

	Pharmaceuticals — 0.7%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,282
555	Actavis Funding SCS, (Luxembourg), 3.850%, 06/15/24 (e)	561
250	Actavis, Inc., 3.250%, 10/01/22	248
800	Bristol-Myers Squibb Co., 2.000%, 08/01/22	756
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,842
857	Johnson & Johnson, 3.375%, 12/05/23	902
1,400	Merck & Co., Inc., 1.300%, 05/18/18	1,392
1,800	Mylan, Inc., 2.600%, 06/24/18	1,834
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,187
1,106	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 3.650%, 11/10/21	1,140
174	Zoetis, Inc., 1.875%, 02/01/18	174

		11,318

	Total Health Care	21,144

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrials — 2.4%
	Aerospace & Defense — 0.5%
	Boeing Co. (The),
540	4.875%, 02/15/20	614
750	7.950%, 08/15/24	1,056
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,908
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,335
850	Lockheed Martin Corp., 4.250%, 11/15/19	935
325	Northrop Grumman Corp., 5.050%, 08/01/19	365
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,454
1,550	United Technologies Corp., 6.125%, 02/01/19	1,822

		9,489

	Air Freight & Logistics — 0.1%
	United Parcel Service, Inc.,
557	2.450%, 10/01/22	544
800	3.125%, 01/15/21	838
425	5.125%, 04/01/19	482

		1,864

	Airlines — 0.2%
430	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	437
84	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	91
974	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	1,050
337	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	376
289	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	295
44	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	47
75	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	82
480	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	520

		2,898

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	436
1,200	5.500%, 09/15/19	1,377
	Waste Management, Inc.,
862	2.900%, 09/15/22	856
242	4.600%, 03/01/21	270
150	4.750%, 06/30/20	167

		3,106

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	350
526	Fluor Corp., 3.375%, 09/15/21	548

		898

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	272

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	853
500	5.400%, 03/01/19	569
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	489
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,269
480	5.750%, 03/11/18	546

		3,726

	Machinery — 0.1%
30	Caterpillar, Inc., 7.900%, 12/15/18	37
	Deere & Co.,
298	2.600%, 06/08/22	294
700	4.375%, 10/16/19	776
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,458

		2,565

	Road & Rail — 1.0%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	132
2,000	4.100%, 06/01/21	2,171
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	732
	CSX Corp.,
3,000	6.250%, 03/15/18	3,465
230	7.375%, 02/01/19	280
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	124
1,500	3.300%, 10/15/22 (e)	1,506
650	3.850%, 11/15/24 (e)	664
315	4.500%, 08/16/21 (e)	345
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	356
250	3.000%, 04/01/22	251
829	3.250%, 12/01/21	857
750	3.850%, 01/15/24	788
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	264

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Ryder System, Inc.,
555	2.450%, 09/03/19	557
290	2.500%, 03/01/17	298
535	3.500%, 06/01/17	564
100	3.600%, 03/01/16	104
	Union Pacific Corp.,
850	3.250%, 01/15/25	861
1,200	3.750%, 03/15/24	1,271
1,931	4.163%, 07/15/22	2,121

		17,711

	Total Industrials	42,529

	Information Technology — 1.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
181	2.900%, 03/04/21	185
180	4.450%, 01/15/20	200
975	4.950%, 02/15/19	1,098
250	5.500%, 02/22/16	268

		1,751

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	401
155	6.000%, 04/01/20	175
1,350	7.500%, 01/15/27	1,682

		2,258

	Internet Software & Services — 0.2%
	eBay, Inc.,
93	2.600%, 07/15/22	90
450	2.875%, 08/01/21	451
2,100	3.250%, 10/15/20	2,190

		2,731

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/06/17	254
1,150	1.625%, 05/15/20	1,109
629	1.950%, 07/22/16	644
40	8.375%, 11/01/19	52
1,650	Xerox Corp., 5.625%, 12/15/19	1,889

		3,948

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
372	2.700%, 12/15/22	366

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
1,501	3.300%, 10/01/21	1,568
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	862
790	2.750%, 03/12/21	804

		3,600

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,045
	Microsoft Corp.,
486	2.375%, 05/01/23	471
1,500	4.200%, 06/01/19	1,659
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,251
539	2.800%, 07/08/21	544
720	5.750%, 04/15/18	824
50	6.500%, 04/15/38	66

		5,860

	Technology Hardware, Storage & Peripherals — 0.2%
1,006	Apple, Inc., 2.850%, 05/06/21	1,024
1,025	EMC Corp., 2.650%, 06/01/20	1,036
567	Hewlett-Packard Co., 4.375%, 09/15/21	614

		2,674

	Total Information Technology	22,822

	Materials — 1.1%
	Chemicals — 0.8%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	535
15	4.125%, 11/15/21	16
89	4.250%, 11/15/20	97
17	8.550%, 05/15/19	22
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	232
2,000	6.000%, 07/15/18	2,322
	Ecolab, Inc.,
792	1.000%, 08/09/15	795
279	1.450%, 12/08/17	279
	Monsanto Co.,
365	1.850%, 11/15/18	365
664	2.750%, 07/15/21	667
	Mosaic Co. (The),
1,160	3.750%, 11/15/21	1,216
708	4.250%, 11/15/23	757
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	103

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
650	6.500%, 05/15/19	772
	PPG Industries, Inc.,
550	3.600%, 11/15/20	578
1,325	6.650%, 03/15/18	1,539
25	7.400%, 08/15/19	30
	Praxair, Inc.,
250	2.200%, 08/15/22	238
1,000	3.000%, 09/01/21	1,031
100	4.625%, 03/30/15	102
240	5.200%, 03/15/17	265
315	Rohm & Haas Co., 7.850%, 07/15/29	442
400	Union Carbide Corp., 7.500%, 06/01/25	518

		12,921

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	339

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	387
	Freeport-McMoRan, Inc.,
350	1.400%, 02/13/15	351
352	2.150%, 03/01/17	358
1,600	3.875%, 03/15/23	1,624
	Nucor Corp.,
305	4.000%, 08/01/23	319
172	5.850%, 06/01/18	196
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	40
800	4.125%, 05/20/21	871
650	6.500%, 07/15/18	763

		4,909

	Total Materials	18,169

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
850	3.875%, 08/15/21	907
1,500	4.450%, 05/15/21	1,662
2,800	5.500%, 02/01/18	3,159
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,500
461	1.625%, 06/28/16	466
256	2.000%, 06/22/15	259
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,059

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,086
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
525	2.750%, 09/14/16	543
50	9.000%, 03/01/31	76
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	438
248	5.134%, 04/27/20	276
114	5.462%, 02/16/21	130
161	5.877%, 07/15/19	186
	Verizon Communications, Inc.,
822	1.350%, 06/09/17	822
886	4.150%, 03/15/24	938
1,057	4.500%, 09/15/20	1,162

		14,937

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	376
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,015
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,323
500	5.625%, 02/27/17	551

		3,265

	Total Telecommunication Services	18,202

	Utilities — 3.2%
	Electric Utilities — 2.3%
800	Appalachian Power Co., 4.600%, 03/30/21	899
372	Arizona Public Service Co., 3.350%, 06/15/24	379
830	Baltimore Gas & Electric Co., 2.800%, 08/15/22	827
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	257
	DTE Electric Co.,
197	2.650%, 06/15/22	196
1,000	3.375%, 03/01/25	1,024
1,500	3.650%, 03/15/24	1,567
200	3.900%, 06/01/21	217
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,368
50	6.450%, 10/15/32	66
233	Duke Energy Corp., 3.550%, 09/15/21	245
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	172

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	464
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	726
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	445
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	762
3,700	Georgia Power Co., 4.250%, 12/01/19	4,098
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,845
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,323
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,176
1,000	7.125%, 03/15/19	1,216
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	217
318	2.400%, 09/15/19	320
1,539	2.700%, 09/15/19	1,568
200	6.000%, 03/01/19	232
40	7.875%, 12/15/15	44
300	NSTAR Electric Co., 2.375%, 10/15/22	289
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	386
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	770
424	3.250%, 09/15/21	437
1,500	3.250%, 06/15/23	1,508
400	3.400%, 08/15/24	403
350	3.850%, 11/15/23	367
50	6.050%, 03/01/34	63
200	PacifiCorp, 5.650%, 07/15/18	229
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,688
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	810
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	221
490	Progress Energy, Inc., 4.400%, 01/15/21	543
74	Public Service Co. of Colorado, 3.200%, 11/15/20	76
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	296
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	243
	Public Service Electric & Gas Co.,
1,100	2.000%, 08/15/19	1,100
25	2.700%, 05/01/15	26

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,045
650	5.500%, 08/15/18	741
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,185
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,901
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,589
429	2.950%, 01/15/22	438
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	999
545	2.950%, 09/15/21	559

		40,595

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
380	4.950%, 10/15/14	382
1,365	8.500%, 03/15/19	1,733
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	936

		3,051

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	190
	PSEG Power LLC,
940	4.150%, 09/15/21	1,006
221	4.300%, 11/15/23	233
350	5.125%, 04/15/20	391

		1,820

	Multi-Utilities — 0.5%
	AGL Capital Corp.,
939	3.500%, 09/15/21	984
550	5.250%, 08/15/19	622
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	580
	Consumers Energy Co.,
137	2.850%, 05/15/22	138
1,060	5.650%, 04/15/20	1,241
350	Dominion Resources, Inc., 5.200%, 08/15/19	398
259	DTE Energy Co., Series F, 3.850%, 12/01/23	272
	NiSource Finance Corp.,
300	3.850%, 02/15/23	311
500	5.450%, 09/15/20	569
940	6.125%, 03/01/22	1,115
100	6.800%, 01/15/19	119

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	8
	Sempra Energy,
192	4.050%, 12/01/23	205
1,400	9.800%, 02/15/19	1,842

		8,404

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	367
1,400	3.850%, 03/01/24	1,471

		1,838

	Total Utilities	55,708

	Total Corporate Bonds (Cost $418,746)	435,360

Foreign Government Securities — 0.2%
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15	1,608
467	Republic of Poland, (Poland), 4.000%, 01/22/24	490
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	479
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	591
694	4.000%, 10/02/23	736

	Total Foreign Government Securities (Cost $3,744)	3,904

Mortgage Pass-Through Securities — 6.8%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,411	5.500%, 01/01/24 - 02/01/24	4,863
274	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	305
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,781	4.500%, 05/01/41	3,019
440	5.000%, 10/01/33	493
6	6.000%, 12/01/36	7
2,208	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,270
119	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 10/01/19 - 01/01/24	126
2,138	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,244

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 30 Year, Single Family,
2,048	5.000%, 08/01/40	2,274
1,114	6.000%, 12/01/32 - 04/01/35	1,265
1,864	6.500%, 10/01/36 - 10/01/38	2,178
1,036	7.000%, 04/01/37 - 11/01/38	1,208
	Federal National Mortgage Association, Other,
2,611	VAR, 0.505%, 01/01/23	2,608
1,367	VAR, 0.525%, 05/01/24	1,367
3,000	1.446%, 07/01/17	3,009
2,400	1.792%, 05/01/20	2,362
1,997	1.940%, 07/01/19	2,002
4,800	2.077%, 06/01/20	4,805
969	2.190%, 12/01/22	946
1,490	2.211%, 04/01/19	1,512
2,630	2.418%, 12/01/22	2,589
2,490	2.428%, 05/01/23	2,438
4,941	2.480%, 12/01/22 - 07/01/23	4,853
5,192	2.490%, 10/01/17 - 01/01/23	5,192
3,000	2.604%, 05/01/23	2,941
2,147	2.614%, 03/01/23	2,129
2,000	2.650%, 08/01/22	1,997
2,000	2.670%, 07/01/22	2,014
2,695	2.703%, 04/01/23	2,708
1,153	2.996%, 06/01/22	1,183
1,977	3.050%, 10/01/20	2,062
1,393	3.110%, 10/01/21	1,450
1,337	3.131%, 12/01/21	1,384
1,300	3.450%, 11/01/23	1,369
1,500	3.482%, 11/01/20	1,587
3,500	3.492%, 01/01/18	3,708
6,891	3.500%, 05/01/43 - 06/01/43	7,086
1,728	3.590%, 10/01/20	1,850
1,000	3.596%, 12/01/20	1,065
2,445	3.658%, 10/01/20	2,611
1,150	3.690%, 11/01/23	1,233
4,769	3.743%, 06/01/18	5,107
2,353	3.804%, 05/01/22	2,527
1,658	3.810%, 01/01/19	1,780
3,400	3.895%, 09/01/21	3,668
1,241	3.988%, 07/01/21	1,348
4,294	4.000%, 07/01/42	4,564
1,000	4.174%, 10/01/20	1,095
756	4.369%, 02/01/20	835
1,000	4.402%, 07/01/21	1,108
1,915	4.474%, 04/01/21	2,128

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
960	4.794%, 01/01/21	1,079
565	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	636

	Total Mortgage Pass-Through Securities (Cost $116,935)	118,187

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $643)	665

U.S. Government Agency Securities — 18.8%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,047
	Federal Home Loan Mortgage Corp.,
25,000	0.750%, 01/12/18	24,552
54,000	0.875%, 02/22/17	54,047
20,000	1.000%, 07/28/17	19,989
25,000	1.250%, 10/02/19	24,325
61,000	2.375%, 01/13/22	61,325
18,800	2.875%, 02/09/15	19,027
	Federal National Mortgage Association,
20,000	1.375%, 11/15/16	20,295
12,600	1.625%, 10/26/15	12,799
51,450	1.750%, 06/20/19	51,443
11,500	5.000%, 02/13/17	12,673
735	Tennessee Valley Authority, 1.750%, 10/15/18	739

	Total U.S. Government Agency Securities (Cost $324,745)	327,261

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 19.6%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	43,931
41,705	0.125%, 04/15/17	44,769
60,000	0.125%, 04/15/18	63,145
26,500	0.125%, 01/15/22	27,945
10,000	0.125%, 07/15/22	10,386
15,000	1.125%, 01/15/21	17,526
91,400	1.875%, 07/15/15	115,051
15,000	2.000%, 01/15/16	18,766

	Total U.S. Treasury Obligations (Cost $343,938)	341,519

SHARES
Short-Term Investment — 3.3%
	Investment Company — 3.3%
56,748	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) †† (Cost $56,748)	56,748

	Total Investments — 100.5% (Cost $1,729,236)	1,748,422
	Liabilities in Excess of Other Assets — (0.5)%	(8,329)

	NET ASSETS — 100.0%	$1,740,093

Percentages indicated are based on net assets.

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(116)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	12
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(38)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	—
BNP Paribas	2.125% at termination	CPI-U at termination	01/25/2015	4,000	8
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	31,000	173
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	63
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(1,452)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(3)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(4)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	1
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(225)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	—
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	—
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	—
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/2015	40,000	1,399
Citibank, N.A.	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(413)

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	$16,000	$88
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	—
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	6
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(93)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(2)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(345)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(339)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(359)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	8,000	22
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	22,000	128
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(1,157)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(591)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(1,233)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(61)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(20)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(30)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	8
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(4)
Morgan Stanley Capital Services	1.638% at termination	CPI-U at termination	09/03/2015	3,000	—
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(3,411)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(163)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(328)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(20)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(64)
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/2015	20,000	(21)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(1,816)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(49)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(3)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(59)

					$(10,511)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	183

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 19.2%
2,007	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,953
	Ally Auto Receivables Trust,
825	Series 2010-4, Class A4, 1.350%, 12/15/15	825
1,289	Series 2010-5, Class A4, 1.750%, 03/15/16	1,292
1,946	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,944
	American Credit Acceptance Receivables Trust,
490	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	491
2,675	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	2,678
2,040	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	2,040
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,562
	AmeriCredit Automobile Receivables Trust,
824	Series 2013-4, Class A2, 0.740%, 11/08/16	825
4,571	Series 2014-1, Class A2, 0.570%, 07/10/17	4,573
887	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.430%, 08/25/33	870
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.735%, 07/25/32	83
799	Series 2002-BC6, Class M1, VAR, 1.280%, 08/25/32	706
3,040	Series 2002-BC9, Class M1, VAR, 1.805%, 12/25/32	2,661
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
116	Series 1997-2, Class M1A, VAR, 0.710%, 06/25/27	114
765	Series 1998-1, Class M1A, VAR, 0.800%, 01/25/28	728
902	Series 1998-3, Class M1A, VAR, 0.785%, 09/25/28	836
429	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.780%, 12/15/33	420
1,230	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,230
2,735	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.400%, 01/25/35	2,348
1,566	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.055%, 12/25/33	1,470

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

553	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.255%, 05/25/37	527
3,027	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	3,051
	Capital Auto Receivables Asset Trust,
6,500	Series 2013-3, Class A2, 1.040%, 11/21/16	6,525
3,714	Series 2014-2, Class A2, 0.910%, 04/20/17	3,721
887	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	889
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e) (i)	3,467
1,130	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	1,131
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.005%, 01/25/32	258
	Countrywide Asset-Backed Certificates,
122	Series 2002-1, Class A, VAR, 0.715%, 08/25/32	102
160	Series 2002-BC1, Class A, VAR, 0.815%, 04/25/32	109
187	Series 2002-BC2, Class A, VAR, 0.695%, 04/25/32	124
113	Series 2003-BC2, Class 2A1, VAR, 0.755%, 06/25/33	96
1,313	Series 2003-BC5, Class M1, VAR, 1.205%, 09/25/33	1,157
503	Series 2004-2, Class M4, VAR, 1.655%, 03/25/34	392
266	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	266
612	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.375%, 04/15/30	586
	CPS Auto Receivables Trust,
2,183	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,195
1,382	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,383
	CWHEQ Revolving Home Equity Loan Trust,
567	Series 2005-E, Class 2A, VAR, 0.375%, 11/15/35	486
2,609	Series 2005-M, Class A1, VAR, 0.395%, 02/15/36	2,167
10,000	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.585%, 07/15/21	10,005

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	DT Auto Owner Trust,
1,754	Series 2013-2A, Class A, 0.810%, 09/15/16 (e)	1,755
1,448	Series 2014-1A, Class A, 0.660%, 07/17/17 (e)	1,449
	Exeter Automobile Receivables Trust,
2,153	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	2,161
2,635	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	2,639
1,086	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	1,087
	First Franklin Mortgage Loan Trust,
121	Series 2002-FF1, Class M1, VAR, 1.205%, 04/25/32	93
1,094	Series 2002-FF4, Class M1, VAR, 1.730%, 02/25/33	535
444	Series 2003-FFH1, Class M2, VAR, 1.905%, 09/25/33	269
703	Series 2004-FF8, Class M4, VAR, 1.761%, 10/25/34	113
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.635%, 09/25/35	946
2,376	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	2,383
3,558	Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.900%, 10/15/18	3,567
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.645%, 07/25/35	3,141
2,522	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	2,522
3,844	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	3,824
275	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.335%, 09/15/30	237
2,379	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,382
2,770	HLSS Servicer Advance Receivables Trust, Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	2,792
2,901	Honda Auto Receivables Owner Trust, Series 2014-1, Class A2, 0.410%, 09/21/16	2,901
2,451	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	2,464
245	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.795%, 12/25/24	217
23	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	22
252	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.205%, 02/25/34	235

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Morgan Stanley ABS Capital I, Inc. Trust,
1,665	Series 2003-NC6, Class M1, VAR, 1.355%, 06/25/33	1,615
7,500	Series 2005-WMC4, Class M5, VAR, 1.130%, 04/25/35	6,965
2,700	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,697
300	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.555%, 11/25/33	237
2,149	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	2,152
1,422	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 09/15/17	1,432
1,969	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	1,969
927	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.055%, 07/25/32	857
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
1,933	Series 2004-WHQ2, Class M2, VAR, 1.100%, 02/25/35	1,943
2,500	Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	2,483
671	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	672
312	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.835%, 03/25/33	278
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	375
	Residential Funding Mortgage Securities II Home Loan Trust,
149	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	147
250	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	247
59	Series 2003-HS1, Class AII, VAR, 0.445%, 12/25/32	55
5,250	Santander Drive Auto Receivables Trust, Series 2012-4, Class B, 1.830%, 03/15/17	5,276
775	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	774
1,888	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	1,896
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,730

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	185

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,575	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,578
155	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.855%, 04/25/33	149
124	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1, Class A, VAR, 0.735%, 01/25/33	115
2,571	Truman Capital Mortgage Loan Trust, Series 2014-NLP1, Class A1, 3.228%, 07/25/53	2,568
545	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	546
1,923	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	1,923
3,979	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL5, Class A1, SUB, 3.125%, 04/27/54 (e)	3,979
449	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	451
1,801	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	1,807
2,449	VOLT XVI LLC, 3.228%, 09/25/58	2,441
3,458	VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	3,477
3,112	VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	3,122
2,757	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	2,762
2,771	VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	2,779
1,859	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	1,862

	Total Asset-Backed Securities (Cost $176,131)	172,379

Collateralized Mortgage Obligations — 47.1%
	Agency CMO — 37.5%
411	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.806%, 10/25/22	61
	Federal Home Loan Mortgage Corp. REMIC,
10	Series 1071, Class F, VAR, 1.105%, 04/15/21	11
17	Series 1343, Class LA, 8.000%, 08/15/22	20
15	Series 1370, Class JA, VAR, 1.305%, 09/15/22	15
13	Series 1379, Class W, VAR, 2.140%, 10/15/22	14

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4	Series 1508, Class KA, VAR, 1.268%, 05/15/23	4
230	Series 1689, Class M, PO, 03/15/24	219
108	Series 1771, Class PK, 8.000%, 02/15/25	123
181	Series 1974, Class ZA, 7.000%, 07/15/27	203
32	Series 1981, Class Z, 6.000%, 05/15/27	35
122	Series 2033, Class PR, PO, 03/15/24	115
17	Series 2261, Class ZY, 7.500%, 10/15/30	20
2	Series 2289, Class NA, VAR, 10.135%, 05/15/20	2
62	Series 2338, Class FN, VAR, 0.655%, 08/15/28	63
122	Series 2416, Class SA, IF, 15.294%, 02/15/32	170
102	Series 2416, Class SH, IF, 15.690%, 02/17/32	139
23	Series 2477, Class FZ, VAR, 0.705%, 06/15/31	23
193	Series 2661, Class FG, VAR, 0.605%, 03/15/17	193
646	Series 3085, Class VS, HB, IF, 28.100%, 12/15/35	1,044
947	Series 3300, Class FA, VAR, 0.455%, 08/15/35	945
2,579	Series 3737, Class DG, 5.000%, 10/15/30	2,815
5,310	Series 3832, Class PL, 5.000%, 08/15/39	5,779
3,361	Series 3841, Class JF, VAR, 0.555%, 10/15/38	3,370
11,690	Series 3860, Class FP, VAR, 0.555%, 06/15/40	11,694
2,935	Series 3952, Class MA, 3.000%, 11/15/21	3,100
14,065	Series 4074, Class FE, VAR, 0.555%, 07/15/42	14,019
14,111	Series 4111, Class FA, VAR, 0.505%, 08/15/39	14,062
7,106	Series 4120, IO, 3.000%, 10/15/32	959
18,331	Series 4150, Class F, VAR, 0.525%, 01/15/43	18,071
23,805	Series 4150, Class GE, 2.000%, 01/15/33	23,446
13,355	Series 4161, Class YF, VAR, 0.525%, 02/15/43	13,162
7,331	Series 4206, Class DA, 2.000%, 05/15/33	7,185
14,622	Series 4281, Class FB, VAR, 0.705%, 12/15/43	14,572
24,736	Series 4350, 0.506%, 12/15/37	24,771
19,801	Series 4350, 0.506%, 06/15/38	19,833
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
84	Series T-51, Class 1APO, PO, 09/25/42	65

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,121		Series T-54, Class 4A, VAR, 3.038%, 02/25/43	1,183
1,351		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.521%, 01/25/17	1,354
		Federal National Mortgage Association Grantor Trust,
517		Series 2001-T8, Class A1, 7.500%, 07/25/41	585
1,499		Series 2002-T6, Class A4, VAR, 3.178%, 03/25/41	1,533
		Federal National Mortgage Association REMIC,
14		Series 1988-15, Class B, VAR, 0.705%, 06/25/18	14
2		Series 1989-77, Class J, 8.750%, 11/25/19	3
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
39		Series 1990-64, Class Z, 10.000%, 06/25/20	45
116		Series 1990-145, Class A, VAR, 1.104%, 12/25/20	117
81		Series 1991-142, Class PL, 8.000%, 10/25/21	90
82		Series 1991-156, Class F, VAR, 1.455%, 11/25/21	84
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,355.000%, 05/25/22	32
147		Series 1992-112, Class GB, 7.000%, 07/25/22	164
4		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
58		Series 1992-200, Class FK, VAR, 1.968%, 11/25/22	59
68		Series 1993-27, Class S, IF, 9.519%, 02/25/23	79
135		Series 1993-110, Class H, 6.500%, 05/25/23	154
15		Series 1993-119, Class H, 6.500%, 07/25/23	17
133		Series 1993-146, Class E, PO, 05/25/23	127
58		Series 1993-165, Class FH, VAR, 1.305%, 09/25/23	60
291		Series 1993-179, Class FM, VAR, 1.918%, 10/25/23	298
46		Series 1997-74, Class E, 7.500%, 10/20/27	54
690		Series 2001-9, Class F, VAR, 0.405%, 02/17/31	691
130		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	26
451		Series 2002-77, Class FY, VAR, 0.555%, 12/25/17	453

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
783	Series 2003-17, Class FN, VAR, 0.455%, 03/25/18	784
55	Series 2003-21, Class FK, VAR, 0.555%, 03/25/33	55
1,182	Series 2004-17, Class BF, VAR, 0.505%, 01/25/34	1,181
2,027	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	256
4,811	Series 2006-124, Class FC, VAR, 0.505%, 01/25/37	4,807
105	Series 2007-2, Class FA, VAR, 0.355%, 02/25/37	105
3,479	Series 2010-42, Class PD, 4.500%, 07/25/39	3,588
4,915	Series 2012-38, Class PA, 2.000%, 09/25/41	4,699
8,470	Series 2012-93, Class ME, 2.500%, 01/25/42	8,626
4,797	Series 2012-114, Class VE, 3.500%, 10/25/25	5,050
19,701	Series 2012-119, Class FB, VAR, 0.505%, 11/25/42	19,619
1,880	Series 2013-6, Class FL, VAR, 0.555%, 02/25/43	1,884
7,090	Series 2013-15, Class DC, 2.000%, 03/25/33	6,985
4,519	Series 2013-23, Class KJ, 2.250%, 05/25/42	4,377
5,211	Series 2013-26, Class AV, 3.500%, 04/25/26	5,458
4,525	Series 2013-43, Class YH, 2.500%, 05/25/33	4,486
17,836	Series 2013-54, Class HF, VAR, 0.355%, 10/25/41	17,826
27	Series G92-44, Class ZQ, 8.000%, 07/25/22	30
783	Series G94-9, Class PJ, 6.500%, 08/17/24	870
	Federal National Mortgage Association REMIC Trust,
344	Series 2003-W1, Class 2A, VAR, 6.591%, 12/25/42	405
2,075	Series 2003-W15, Class 3A, VAR, 4.006%, 12/25/42	2,218
1,612	Series 2003-W4, Class 5A, VAR, 3.006%, 10/25/42	1,691
1,322	Series 2009-W1, Class A, 6.000%, 12/25/49	1,484
	Federal National Mortgage Association STRIPS,
693	Series 343, Class 23, IO, 4.000%, 10/25/18	40
1,004	Series 343, Class 27, IO, 4.500%, 01/01/19	64
798	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.850%, 02/25/44	841
	Government National Mortgage Association,
553	Series 1999-27, Class ZA, 7.500%, 04/17/29	623

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	187

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
15	Series 2000-35, Class F, VAR, 0.705%, 12/16/25	15
369	Series 2002-31, Class FC, VAR, 0.405%, 09/26/21	370
6,413	Series 2010-166, Class GP, 3.000%, 04/20/39	6,605
7,671	Series 2012-61, Class FM, VAR, 0.555%, 05/16/42	7,727
5,228	Series 2013-H16, Class FA, VAR, 0.695%, 07/20/63	5,236
22,766	Series 2014-H07, Class FC, VAR, 0.755%, 05/20/64	22,861
8,136	Series 2014-H11, Class JA, VAR, 0.655%, 06/20/64	8,127

		336,539

	Non-Agency CMO — 9.6%
	Alternative Loan Trust,
730	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	757
1,080	Series 2004-33, Class 3A3, VAR, 2.423%, 12/25/34	857
91	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	95
917	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	957
	Banc of America Funding Trust,
729	Series 2005-E, Class 5A1, VAR, 2.582%, 05/20/35	724
1,049	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,065
	Banc of America Mortgage Trust,
9	Series 2003-5, Class 2A8, VAR, 0.605%, 07/25/18	8
1,242	Series 2004-D, Class 2A2, VAR, 2.634%, 05/25/34	1,252
45	Series 2005-10, Class 1A13, 5.500%, 11/25/35	45
1,020	Series 2005-A, Class 3A1, VAR, 2.683%, 02/25/35	989
619	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.160%, 11/25/34	360
835	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	835
	CHL Mortgage Pass-Through Trust,
227	Series 2002-38, Class A1, 5.000%, 02/25/18	227

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
509		Series 2003-21, Class A1, VAR, 2.598%, 05/25/33	517
525		Series 2004-HYB8, Class 1A1, VAR, 0.856%, 01/20/35	475
240		Series 2005-1, Class 1A2, VAR, 0.505%, 03/25/35	15
14		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	14
		Credit Suisse First Boston Mortgage Securities Corp.,
1,466		Series 2003-AR24, Class 2A4, VAR, 2.570%, 10/25/33	1,434
1,314		Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,348
321		Series 2004-AR3, Class 6M1, VAR, 1.255%, 04/25/34	319
257		Series 2005-5, Class 1A1, 5.000%, 07/25/20	258
806		Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	833
—	(h)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.555%, 07/25/23	—	(h)
4,771		Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M1, VAR, 1.105%, 05/25/24	4,719
3,715		Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1, VAR, 1.755%, 01/25/24	3,737
679		First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	688
1,224		First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	1,231
93		First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.655%, 06/25/30	73
447		First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.655%, 11/15/30	454
1,506		GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,599
920		GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	958
		Impac CMB Trust,
380		Series 2004-3, Class 3A, VAR, 0.795%, 03/25/34	368
416		Series 2004-6, Class 1A2, VAR, 0.935%, 10/25/34	385

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,783	Series 2005-5, Class A1, VAR, 0.795%, 08/25/35	1,597
1,340	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.826%, 03/25/37	1,226
239	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.027%, 10/25/33	241
	MASTR Adjustable Rate Mortgages Trust,
634	Series 2003-5, Class 5A1, VAR, 2.250%, 10/25/33	645
651	Series 2004-13, Class 2A1, VAR, 2.642%, 04/21/34	659
2,187	Series 2004-13, Class 3A7B, VAR, 2.130%, 11/21/34	2,212
214	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.555%, 02/25/33	194
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
610	Series 2001-TBC1, Class B1, VAR, 1.035%, 11/15/31	493
145	Series 2002-TBC1, Class B1, VAR, 1.155%, 09/15/30	115
72	Series 2002-TBC1, Class B2, VAR, 1.555%, 09/15/30	56
333	Series 2002-TBC2, Class B1, VAR, 1.005%, 08/15/32	269
	Merrill Lynch Mortgage Investors Trust,
638	Series 2004-1, Class 2A3, VAR, 2.147%, 12/25/34	593
1,085	Series 2004-D, Class A1, VAR, 0.815%, 09/25/29	1,092
62	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	67
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
462	Series 2003-HYB1, Class A4, VAR, 1.696%, 03/25/33	441
360	Series 2003-HYB1, Class B1, VAR, 1.696%, 03/25/33	242
	Morgan Stanley Mortgage Loan Trust,
3,949	Series 2004-3, Class 4A, VAR, 5.692%, 04/25/34	4,169
521	Series 2004-5AR, Class 3A3, VAR, 2.338%, 07/25/34	496
2,938	Series 2004-5AR, Class 3A5, VAR, 2.338%, 07/25/34	2,941
1,393	Series 2004-11AR, Class 1A2A, VAR, 0.465%, 01/25/35	1,338
1,610	NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class AF, VAR, 0.605%, 02/25/35 (e)	1,346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
238	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	248
49	Series 2004-AR1, Class 5A1, VAR, 0.915%, 08/25/34	50
1,087	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.791%, 10/25/32	1,180
425	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	429
	RFMSI Trust,
924	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	926
4,500	Series 2005-SA2, Class 2A2, VAR, 2.936%, 06/25/35	4,329
1,050	Series 2006-SA4, Class 2A1, VAR, 3.532%, 11/25/36	910
1	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	1
	Sequoia Mortgage Trust,
93	Series 11, Class A, VAR, 1.056%, 12/20/32	93
241	Series 2003-3, Class A2, VAR, 1.025%, 07/20/33	236
2,370	Series 2004-11, Class A2, VAR, 0.645%, 12/20/34	2,260
	Springleaf Mortgage Loan Trust,
2,395	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,491
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,071
3,414	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,409
205	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.856%, 03/19/34	202
1,367	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.906%, 07/19/32	1,001
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,664	Series 2003-24A, Class 2A, VAR, 2.596%, 07/25/33	3,650
1,444	Series 2003-40A, Class 4A, VAR, 2.358%, 01/25/34	1,378
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
2,745	Series 2003-29, Class 3A1, VAR, 5.041%, 09/25/33	2,766
4,338	Series 2003-32, Class 5A1, VAR, 5.843%, 11/25/33	4,594

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	189

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	WaMu Mortgage Pass-Through Certificates Trust,
1,097	Series 2004-AR11, Class A, VAR, 2.432%, 10/25/34	1,103
2,250	Series 2004-AR3, Class A1, VAR, 2.377%, 06/25/34	2,296
	Wells Fargo Mortgage-Backed Securities Trust,
564	Series 2003-K, Class 1A2, VAR, 2.491%, 11/25/33	576
772	Series 2005-AR16, Class 3A2, VAR, 2.614%, 03/25/35	781
257	Series 2006-17, Class A1, 5.500%, 11/25/21	261
323	Series 2007-3, Class 3A1, 5.500%, 04/25/22	333

		85,602

	Total Collateralized Mortgage Obligations (Cost $422,390)	422,141

Commercial Mortgage-Backed Securities — 5.9%
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.205%, 09/15/26 (e)	2,905
1,893	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	1,918
	Bayview Commercial Asset Trust,
494	Series 2004-3, Class A2, VAR, 0.575%, 01/25/35 (e)	460
1,797	Series 2005-2A, Class A2, VAR, 0.505%, 08/25/35 (e)	1,584
359	Series 2005-2A, Class M1, VAR, 0.585%, 08/25/35 (e)	272
1,288	Series 2007-2A, Class A2, VAR, 0.475%, 07/25/37 (e)	973
9	Series 2007-2A, Class M4, VAR, 0.805%, 07/25/37 (e)	—	(h)
1,684	Series 2007-3, Class A2, VAR, 0.445%, 07/25/37 (e)	1,289
222	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, VAR, 4.750%, 02/13/46	222
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 1.000%, 07/05/33	6,000
4,847	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 0.905%, 06/15/33 (e)	4,859
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,488

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,667	Series 2014-BBG, Class A, VAR, 0.955%, 03/15/29 (e)	2,669
3,774	Series 2014-TWC, Class A, VAR, 1.006%, 02/13/32 (e)	3,775
3,526	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	3,531
2,531	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.751%, 07/10/39	2,558
3,945	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	3,954
391	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	393
6,042	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	6,048
1,819	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	1,821
687	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	687
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,166
1,660	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.414%, 10/15/44	1,718
551	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	554

	Total Commercial Mortgage-Backed Securities (Cost $54,067)	52,844

Corporate Bonds — 10.6%
	Consumer Discretionary — 0.8%
	Automobiles — 0.3%
3,000	Daimler Finance North America LLC, VAR, 0.920%, 08/01/16 (e)	3,028

	Media — 0.5%
4,000	Walt Disney Co. (The), VAR, 0.544%, 05/30/19	4,002

	Total Consumer Discretionary	7,030

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.864%, 09/26/18	3,027
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 1.852%, 05/20/16	1,500
3,000	VAR, 2.592%, 03/17/17	3,038
684	Spectra Energy Partners LP, 2.950%, 09/25/18	709
3,000	Statoil ASA, (Norway), VAR, 0.694%, 11/08/18	3,017

	Total Energy	11,291

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 6.5%
	Banks — 1.7%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.035%, 10/28/16 (e)	3,027
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,347
2,000	2.600%, 01/15/19	2,020
3,000	BB&T Corp., VAR, 0.900%, 02/01/19	3,029
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	947
2,750	Citigroup, Inc., VAR, 0.914%, 11/15/16	2,761
967	SunTrust Banks, Inc., 2.350%, 11/01/18	977
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,338

		15,446

	Capital Markets — 0.7%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.334%, 11/15/18	3,057
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,903
1,482	Morgan Stanley, 2.500%, 01/24/19	1,497

		6,457

	Consumer Finance — 3.1%
	American Express Credit Corp.,
3,000	VAR, 0.744%, 07/29/16	3,018
3,000	VAR, 0.781%, 03/18/19	3,023
3,000	American Honda Finance Corp., VAR, 0.732%, 10/07/16	3,023
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.060%, 03/12/19	4,023
4,000	HSBC USA, Inc., VAR, 1.111%, 09/24/18	4,071
2,824	Nissan Motor Acceptance Corp., VAR, 0.777%, 03/03/17 (e)	2,832
	Toyota Motor Credit Corp.,
3,000	VAR, 0.381%, 09/18/15	3,004
5,000	VAR, 0.431%, 05/16/17	5,009

		28,003

	Diversified Financial Services — 0.4%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,040

	Insurance — 0.6%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,937
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,490

		5,427

	Total Financials	58,373

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care — 0.4%
	Health Care Providers & Services — 0.3%
1,585	McKesson Corp., VAR, 0.630%, 09/10/15	1,588
849	Ventas Realty LP, 1.550%, 09/26/16	858

		2,446

	Life Sciences Tools & Services — 0.1%
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	663

	Total Health Care	3,109

	Information Technology — 0.5%
	Software — 0.3%
3,000	Oracle Corp., VAR, 0.814%, 01/15/19	3,026

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.489%, 05/03/18	1,795

	Total Information Technology	4,821

	Materials — 0.2%
	Metals & Mining — 0.2%
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	2,028

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
562	Verizon Communications, Inc., 2.500%, 09/15/16	579

	Wireless Telecommunication Services — 0.3%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.230%, 09/12/16	3,025

	Total Telecommunication Services	3,604

	Utilities — 0.5%
	Electric Utilities — 0.3%
1,081	Duke Energy Corp., VAR, 0.612%, 04/03/17	1,084
667	Duke Energy Ohio, Inc., VAR, 0.370%, 03/06/15	667
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	828

		2,579

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,131

	Total Utilities	4,710

	Total Corporate Bonds (Cost $94,224)	94,966

Mortgage Pass-Through Securities — 4.9%
	Federal Home Loan Mortgage Corp.,
14	ARM, 1.470%, 12/01/21	14
53	ARM, 2.089%, 07/01/19	54

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	191

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
60	ARM, 2.235%, 01/01/27	63
12	ARM, 2.250%, 06/01/26	13
396	ARM, 2.278%, 01/01/23	418
16	ARM, 2.289%, 06/01/22	16
40	ARM, 2.314%, 04/01/30	43
42	ARM, 2.320%, 12/01/26	45
163	ARM, 2.330%, 12/01/27	173
663	ARM, 2.337%, 04/01/32	691
26	ARM, 2.340%, 10/01/29	26
254	ARM, 2.343%, 08/01/27	271
299	ARM, 2.353%, 07/01/30	318
69	ARM, 2.357%, 07/01/28	73
36	ARM, 2.384%, 01/01/30	38
222	ARM, 2.390%, 12/01/26	236
18	ARM, 2.398%, 05/01/18	19
79	ARM, 2.400%, 02/01/23 - 12/01/29	81
25	ARM, 2.405%, 11/01/27	25
39	ARM, 2.585%, 04/01/24	42
13	ARM, 2.596%, 06/01/25	13
196	ARM, 2.649%, 01/01/23	206
8,378	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	8,672
11	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	12
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	11
27	8.500%, 07/01/28	32
15	9.000%, 02/01/25	17
	Federal National Mortgage Association,
8	ARM, 1.625%, 03/01/17	8
19	ARM, 1.700%, 04/01/24	19
8	ARM, 1.819%, 06/01/18	8
25	ARM, 1.850%, 04/01/21	26
123	ARM, 1.870%, 11/01/18	128
32	ARM, 1.875%, 12/01/20	34
52	ARM, 1.967%, 07/01/20	53
34	ARM, 2.025%, 05/01/30	34
24	ARM, 2.080%, 05/01/18	24
630	ARM, 2.121%, 05/01/33	669
49	ARM, 2.220%, 11/01/23	49
10	ARM, 2.226%, 11/01/21	10
43	ARM, 2.249%, 01/01/31	45
9	ARM, 2.271%, 05/01/29	9
35	ARM, 2.281%, 06/01/26	36
10	ARM, 2.295%, 07/01/25	11

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

216	ARM, 2.314%, 09/01/33	231
45	ARM, 2.325%, 05/01/31	45
105	ARM, 2.365%, 12/01/28	105
17	ARM, 2.391%, 03/01/38	18
97	ARM, 2.415%, 09/01/19	97
525	ARM, 2.462%, 01/01/25	559
21	ARM, 2.470%, 12/01/26	23
131	ARM, 2.514%, 08/01/26	141
182	ARM, 2.526%, 02/01/34	185
44	ARM, 2.578%, 03/01/29	44
59	ARM, 2.671%, 11/01/30	60
2	ARM, 2.840%, 05/01/20	2
44	ARM, 3.020%, 07/01/27	47
32	ARM, 6.000%, 01/01/20	32
	Federal National Mortgage Association, 15 Year, Single Family,
5,054	4.000%, 02/01/25	5,406
28	7.000%, 03/01/16	28
	Federal National Mortgage Association, 20 Year, Single Family,
5,972	3.000%, 07/01/33	6,144
4,074	5.000%, 10/01/23	4,490
	Federal National Mortgage Association, 30 Year, FHA/VA,
22	7.000%, 03/01/27	23
16	8.000%, 11/01/27	16
21	8.500%, 10/01/24	21
	Federal National Mortgage Association, 30 Year, Single Family,
3,818	5.000%, 12/01/39	4,291
2,972	5.500%, 08/01/40	3,323
1,329	6.000%, 04/01/39	1,504
24	7.250%, 09/01/22	24
140	7.500%, 06/01/23 - 10/01/30	157
3	8.500%, 08/01/17	3
	Federal National Mortgage Association, Other,
5	6.500%, 04/01/16	5
58	12.000%, 11/01/30	64
	Government National Mortgage Association II, 30 Year, Single Family,
37	7.250%, 08/20/22 - 11/20/22	37
41	7.400%, 02/20/22 - 03/20/22	41
12	7.500%, 10/20/23	13
18	7.850%, 12/20/21	18
54	8.000%, 07/20/25 - 08/20/26	65
3,187	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	3,447

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Government National Mortgage Association, 30 Year, Single Family,
43	7.000%, 06/15/24	47
18	8.000%, 10/15/27	21
14	9.000%, 11/15/24	17
99	9.500%, 07/15/25	115

	Total Mortgage Pass-Through Securities (Cost $42,015)	43,694

Municipal Bond — 0.1% (l)
	California — 0.1%
870	University of California, Series Y-1, Rev, VAR, 0.656%, 07/01/17 (Cost $870)	874

U.S. Treasury Obligations — 3.9%
	U.S. Treasury Notes,
10,000	0.250%, 10/31/14	10,003
25,000	0.250%, 05/31/15	25,031

	Total U.S. Treasury Obligations (Cost $34,985)	35,034

Short-Term Investments — 10.5%
	Certificate of Deposit — 0.3%
3,500	Deutsche Bank AG, (Germany), VAR, 0.553%, 07/23/15	3,501

SHARES
	Investment Company — 10.2%
91,096	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	91,096

	Total Short-Term Investments (Cost $94,596)	94,597

	Total Investments — 102.2% (Cost $919,278)	916,529
	Liabilities in Excess of Other Assets — (2.2)%	(20,160)

	NET ASSETS — 100.0%	$896,369

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	193

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.1%
	ABFC Trust,
1,358	Series 2005-AQ1, Class A4, SUB, 4.872%, 06/25/35	1,372
1,515	Series 2005-WF1, Class A2C, VAR, 0.465%, 12/25/34	1,498
548	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	533
206	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	198
1,665	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,659
	Chase Funding Trust,
2,144	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	2,084
1,098	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,147
898	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	908
	Citigroup Mortgage Loan Trust, Inc.,
157	Series 2003-HE3, Class A, VAR, 0.535%, 12/25/33	150
865	Series 2004-HE1, Class A, VAR, 0.485%, 09/25/33 (e)	827
1,643	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,677
241	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	265
	Freedom Trust,
1,022	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	1,045
1,207	Series 2012-3, Class A22, VAR, 6.000%, 09/25/41 (e) (i)	1,222
631	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	631
	HLSS Servicer Advance Receivables Trust,
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,693
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	507
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	454
222	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.355%, 03/25/36	174
	HSBC Home Equity Loan Trust USA,
306	Series 2006-1, Class A1, VAR, 0.316%, 01/20/36	304

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

217	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	216
325	Series 2007-1, Class AS, VAR, 0.356%, 03/20/36	322
910	Series 2007-3, Class APT, VAR, 1.356%, 11/20/36	909
	KGS-Alpha Capital Markets LP,
13,629	Series 2012-3, IO, 3.159%, 09/25/26	358
37,608	Series 2012-4, VAR, IO, 9.640%, 09/25/37	1,792
344	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	345
624	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	620
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.905%, 02/25/34	2,078
362	Series 2006-WL2, Class 2A3, VAR, 0.355%, 01/25/36	342
1,571	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	1,572
135,475	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,028
793	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	792
2,690	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,773
	Mid-State Capital Trust,
1,382	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,422
2,131	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,209
	Nationstar Agency Advance Funding Trust,
701	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	701
727	Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	729
783	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	765
675	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	694
2,374	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,370
5,100	NYMT Residential LLC, Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	5,100

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,499	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	1,491
	RAMP Trust,
60	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	60
1,619	Series 2004-RS11, Class M1, VAR, 1.085%, 11/25/34	1,596
295	Series 2005-EFC5, Class A3, VAR, 0.495%, 10/25/35	294
2,904	Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	2,831
	Real Estate Asset Trust,
1,444	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	1,451
1,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	1,000
494	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	267
	RMAT,
632	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	634
1,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	1,019
129	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	127
664	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	672
109	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.509%, 01/25/36	82
611	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	611
3,561	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	3,575
	Stanwich Mortgage Loan Co. LLC,
1,360	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,359
1,260	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,263
2,110	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	2,107
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
358	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	374

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

463		Series 2002-AL1, Class A2, 3.450%, 02/25/32	461
1,346		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,331
2,057		Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	2,054
		Vericrest Opportunity Loan Transferee LLC,
1,989		Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	1,989
1,531		Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,526
1,149		VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	1,157
		Westgate Resorts LLC,
1,899		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,915
1,762		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	1,772

		Total Asset-Backed Securities (Cost $76,796)	78,503

Collateralized Mortgage Obligations — 53.3%
		Agency CMO — 37.1%
—	(h)	Federal Home Loan Mortgage Corp. Reference REMIC, Series R007, Class ZA, 6.000%, 05/15/36	—	(h)
		Federal Home Loan Mortgage Corp. REMIC,
6		Series 11, Class D, 9.500%, 07/15/19	7
8		Series 22, Class C, 9.500%, 04/15/20	9
11		Series 23, Class F, 9.600%, 04/15/20	13
5		Series 30, Class D, 9.500%, 02/15/20	6
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
3		Series 47, Class F, 10.000%, 06/15/20	3
30		Series 77, Class H, 8.500%, 09/15/20	32
1		Series 81, Class A, 8.125%, 11/15/20	1
3		Series 84, Class F, 9.200%, 10/15/20	3
3		Series 99, Class Z, 9.500%, 01/15/21	3
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,857.616%, 05/15/23	3
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
3		Series 1065, Class J, 9.000%, 04/15/21	3

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	195

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4		Series 1079, Class S, HB, IF, 33.473%, 05/15/21	8
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
2		Series 1084, Class F, VAR, 1.105%, 05/15/21	2
2		Series 1084, Class S, HB, IF, 44.527%, 05/15/21	3
4		Series 1133, Class H, 7.000%, 09/15/21	4
13		Series 1144, Class KB, 8.500%, 09/15/21	15
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,180.777%, 01/15/22	3
24		Series 1343, Class LA, 8.000%, 08/15/22	28
12		Series 1343, Class LB, 7.500%, 08/15/22	14
42		Series 1374, Class Z, 7.000%, 10/15/22	47
13		Series 1395, Class G, 6.000%, 10/15/22	14
102		Series 1401, Class J, 7.000%, 10/15/22	112
146		Series 1466, Class PZ, 7.500%, 02/15/23	164
4		Series 1470, Class F, VAR, 1.668%, 02/15/23	4
5		Series 1505, Class QB, HB, IF, 20.405%, 05/15/23	7
44		Series 1518, Class G, IF, 8.875%, 05/15/23	52
29		Series 1526, Class L, 6.500%, 06/15/23	32
46		Series 1541, Class O, VAR, 1.830%, 07/15/23	47
435		Series 1552, Class IA, IF, 16.510%, 08/15/23	604
12		Series 1570, Class F, VAR, 2.168%, 08/15/23	13
30		Series 1570, Class SA, HB, IF, 24.057%, 08/15/23	49
123		Series 1578, Class K, 6.900%, 09/15/23	137
14		Series 1578, Class V, IO, 7.000%, 09/15/23	3
257		Series 1591, Class PV, 6.250%, 10/15/23	281
15		Series 1602, Class SA, HB, IF, 22.246%, 10/15/23	27
16		Series 1609, Class LG, IF, 16.997%, 11/15/23	17
336		Series 1628, Class LZ, 6.500%, 12/15/23	370
311		Series 1638, Class H, 6.500%, 12/15/23	345
305		Series 1644, Class K, 6.750%, 12/15/23	339
405		Series 1658, Class GZ, 7.000%, 01/15/24	460
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
184	Series 1677, Class Z, 7.500%, 07/15/23	210
8	Series 1686, Class SH, IF, 18.889%, 02/15/24	13
155	Series 1695, Class EB, 7.000%, 03/15/24	175
21	Series 1699, Class FC, VAR, 0.755%, 03/15/24	21
32	Series 1745, Class D, 7.500%, 08/15/24	36
569	Series 1760, Class ZD, VAR, 2.030%, 02/15/24	583
66	Series 1798, Class F, 5.000%, 05/15/23	72
4	Series 1807, Class G, 9.000%, 10/15/20	4
525	Series 1813, Class I, PO, 11/15/23	500
2,031	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	294
113	Series 1829, Class ZB, 6.500%, 03/15/26	125
211	Series 1863, Class Z, 6.500%, 07/15/26	232
6	Series 1865, Class D, PO, 02/15/24	5
67	Series 1899, Class ZE, 8.000%, 09/15/26	77
61	Series 1963, Class Z, 7.500%, 01/15/27	70
22	Series 1985, Class PR, IO, 8.000%, 07/15/27	4
30	Series 1987, Class PE, 7.500%, 09/15/27	33
243	Series 2033, Class J, 5.600%, 06/15/23	261
13	Series 2033, Class SN, HB, IF, 28.431%, 03/15/24	6
17	Series 2038, Class PN, IO, 7.000%, 03/15/28	3
155	Series 2040, Class PE, 7.500%, 03/15/28	178
17	Series 2042, Class T, 7.000%, 03/15/28	19
57	Series 2060, Class Z, 6.500%, 05/15/28	63
144	Series 2061, Class DC, IO, 6.500%, 06/15/28	26
12,583	Series 2065, Class PX, IO, 0.750%, 08/17/27	339
357	Series 2075, Class PH, 6.500%, 08/15/28	401
61	Series 2086, Class GB, 6.000%, 09/15/28	69
27	Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
245	Series 2110, Class PG, 6.000%, 01/15/29	271
311	Series 2111, Class SB, IF, IO, 7.345%, 01/15/29	75
84	Series 2125, Class JZ, 6.000%, 02/15/29	93
196	Series 2130, Class QS, 6.000%, 03/15/29	216
38	Series 2132, Class SB, HB, IF, 29.875%, 03/15/29	68
56	Series 2132, Class ZL, 6.500%, 03/15/29	64

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
8		Series 2141, Class IO, IO, 7.000%, 04/15/29	2
24		Series 2163, Class PC, IO, 7.500%, 06/15/29	5
50		Series 2178, Class PB, 7.000%, 08/15/29	58
80		Series 2201, Class C, 8.000%, 11/15/29	93
283		Series 2209, Class TC, 8.000%, 01/15/30	340
146		Series 2210, Class Z, 8.000%, 01/15/30	168
39		Series 2224, Class CB, 8.000%, 03/15/30	48
29		Series 2247, Class Z, 7.500%, 08/15/30	33
214		Series 2254, Class Z, 9.000%, 09/15/30	258
142		Series 2256, Class MC, 7.250%, 09/15/30	163
219		Series 2259, Class ZM, 7.000%, 10/15/30	252
261		Series 2271, Class PC, 7.250%, 12/15/30	300
138		Series 2283, Class K, 6.500%, 12/15/23	154
64		Series 2296, Class PD, 7.000%, 03/15/31	73
979		Series 2303, Class ZD, 7.000%, 04/15/31	1,135
506		Series 2303, Class ZN, 8.500%, 04/15/29	600
30		Series 2306, Class K, PO, 05/15/24	28
74		Series 2306, Class SE, IF, IO, 8.070%, 05/15/24	13
451		Series 2344, Class ZD, 6.500%, 08/15/31	517
48		Series 2344, Class ZJ, 6.500%, 08/15/31	54
37		Series 2345, Class NE, 6.500%, 08/15/31	41
76		Series 2347, Class VP, 6.500%, 03/15/20	81
45		Series 2353, Class TD, 6.000%, 09/15/16	47
42		Series 2355, Class BP, 6.000%, 09/15/16	44
32		Series 2358, Class PD, 6.000%, 09/15/16	33
73		Series 2359, Class PM, 6.000%, 09/15/16	76
178		Series 2359, Class ZB, 8.500%, 06/15/31	214
74		Series 2360, Class PG, 6.000%, 09/15/16	77
—	(h)	Series 2363, Class PF, 6.000%, 09/15/16	—	(h)
41		Series 2366, Class MD, 6.000%, 10/15/16	42
767		Series 2367, Class ZK, 6.000%, 10/15/31	852
18		Series 2368, Class AS, HB, IF, 20.527%, 10/15/31	27
25		Series 2368, Class TG, 6.000%, 10/15/16	25
38		Series 2372, Class F, VAR, 0.655%, 10/15/31	38
40		Series 2383, Class FD, VAR, 0.655%, 11/15/31	41
61		Series 2388, Class UZ, 8.500%, 06/15/31	71
166		Series 2391, Class QR, 5.500%, 12/15/16	172
21		Series 2394, Class MC, 6.000%, 12/15/16	22
583		Series 2399, Class TH, 6.500%, 01/15/32	657
126		Series 2410, Class OE, 6.375%, 02/15/32	135

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
126		Series 2410, Class QS, IF, 19.097%, 02/15/32	190
90		Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	25
135		Series 2423, Class MC, 7.000%, 03/15/32	155
172		Series 2423, Class MT, 7.000%, 03/15/32	198
62		Series 2425, Class OB, 6.000%, 03/15/17	65
1,936		Series 2431, Class F, VAR, 0.655%, 03/15/32	1,957
280		Series 2433, Class SA, HB, IF, 20.527%, 02/15/32	419
187		Series 2434, Class TC, 7.000%, 04/15/32	209
314		Series 2436, Class MC, 7.000%, 04/15/32	354
108		Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	30
119		Series 2450, Class GZ, 7.000%, 05/15/32	136
122		Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	27
77		Series 2458, Class QE, 5.500%, 06/15/17	80
267		Series 2462, Class NB, 6.500%, 06/15/22	292
461		Series 2464, Class FE, VAR, 1.155%, 03/15/32	474
35		Series 2470, Class SL, IF, 9.000%, 01/15/27	38
40		Series 2474, Class SJ, IF, IO, 7.495%, 07/15/17	2
1,362		Series 2494, Class SX, IF, IO, 6.845%, 02/15/32	253
427		Series 2513, Class ZC, 5.500%, 10/15/32	463
326		Series 2517, Class Z, 5.500%, 10/15/32	354
135		Series 2535, Class BK, 5.500%, 12/15/22	148
232		Series 2549, Class ZG, 5.000%, 01/15/18	240
2,670		Series 2552, Class FP, VAR, 1.155%, 01/15/33	2,740
1,531		Series 2557, Class HL, 5.300%, 01/15/33	1,671
76		Series 2571, Class SK, HB, IF, 33.832%, 09/15/23	136
442		Series 2586, Class WI, IO, 6.500%, 03/15/33	82
—	(h)	Series 2610, Class DZ, 5.500%, 05/15/33	—	(h)
85		Series 2611, Class SQ, IF, 12.690%, 05/15/33	104
245		Series 2611, Class UH, 4.500%, 05/15/18	257
322		Series 2626, Class NS, IF, IO, 6.395%, 06/15/23	24
79		Series 2631, Class SA, IF, 14.566%, 06/15/33	101
315		Series 2637, Class SA, IF, IO, 5.945%, 06/15/18	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	197

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
681		Series 2641, Class WI, IO, 5.000%, 01/15/33	63
329		Series 2650, Class PO, PO, 12/15/32	325
665		Series 2650, Class SO, PO, 12/15/32	648
145		Series 2671, Class S, IF, 14.474%, 09/15/33	187
1,993		Series 2684, Class PO, PO, 01/15/33	1,958
204		Series 2692, Class SC, IF, 12.977%, 07/15/33	247
88		Series 2694, Class BA, 4.000%, 06/15/31	92
—	(h)	Series 2715, Class OG, 5.000%, 01/15/23	—	(h)
600		Series 2720, Class PC, 5.000%, 12/15/23	645
3,221		Series 2722, Class PF, VAR, 0.755%, 12/15/33	3,257
329		Series 2725, Class SC, IF, 8.841%, 11/15/33	368
474		Series 2744, Class TU, 5.500%, 05/15/32	495
175		Series 2756, Class NA, 5.000%, 02/15/24	188
82		Series 2780, Class JG, 4.500%, 04/15/19	84
247		Series 2802, Class ZY, 6.000%, 05/15/34	254
89		Series 2835, Class BO, PO, 12/15/28	89
178		Series 2835, Class QO, PO, 12/15/32	164
96		Series 2877, Class KO, PO, 03/15/19	95
1,114		Series 2934, Class EC, PO, 02/15/20	1,097
3		Series 2934, Class EN, PO, 02/15/18	3
1,158		Series 2934, Class HI, IO, 5.000%, 02/15/20	106
720		Series 2934, Class KI, IO, 5.000%, 02/15/20	63
247		Series 2945, Class SA, IF, 12.015%, 03/15/20	221
11,659		Series 2949, Class YZ, 5.500%, 03/15/35	12,372
305		Series 2967, Class JI, IO, 5.000%, 04/15/20	28
118		Series 2967, Class S, HB, IF, 32.972%, 04/15/25	192
47		Series 2989, Class PO, PO, 06/15/23	47
259		Series 2990, Class SL, HB, IF, 23.925%, 06/15/34	358
58		Series 2990, Class WP, IF, 16.628%, 06/15/35	70
873		Series 2994, Class FC, VAR, 0.555%, 02/15/33	875
41		Series 2996, Class FD, VAR, 0.405%, 06/15/35	41
225		Series 3022, Class SX, IF, 16.488%, 08/15/25	291
1,922		Series 3035, Class Z, 5.850%, 09/15/35	2,066

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1		Series 3047, Class OB, 5.500%, 12/15/33	1
86		Series 3054, Class MI, IO, 5.500%, 05/15/34	1
639		Series 3068, Class QB, 4.500%, 06/15/20	663
589		Series 3077, Class TO, PO, 04/15/35	539
394		Series 3117, Class EO, PO, 02/15/36	363
580		Series 3117, Class OG, PO, 02/15/36	547
396		Series 3117, Class OK, PO, 02/15/36	363
124		Series 3122, Class OH, PO, 03/15/36	117
12		Series 3122, Class ZB, 6.000%, 03/15/36	16
72		Series 3134, Class PO, PO, 03/15/36	66
2,388		Series 3137, Class XP, 6.000%, 04/15/36	2,626
294		Series 3138, Class PO, PO, 04/15/36	277
852		Series 3143, Class BC, 5.500%, 02/15/36	944
62		Series 3149, Class SO, PO, 05/15/36	50
551		Series 3151, Class PO, PO, 05/15/36	511
664		Series 3152, Class MO, PO, 03/15/36	618
386		Series 3153, Class EO, PO, 05/15/36	360
—	(h)	Series 3156, Class AZ, 5.500%, 05/15/36	—	(h)
469		Series 3171, Class MO, PO, 06/15/36	439
403		Series 3174, Class PX, 5.000%, 06/15/17	410
299		Series 3179, Class OA, PO, 07/15/36	278
18		Series 3184, Class OA, PO, 02/15/33	18
240		Series 3194, Class SA, IF, IO, 6.945%, 07/15/36	44
—	(h)	Series 3195, Class PD, 6.500%, 07/15/36	—	(h)
522		Series 3200, Class PO, PO, 08/15/36	482
857		Series 3210, Class PO, PO, 05/15/36	816
467		Series 3219, Class DI, IO, 6.000%, 04/15/36	91
433		Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	55
814		Series 3237, Class AO, PO, 11/15/36	764
452		Series 3253, Class PO, PO, 12/15/21	448
342		Series 3260, Class CS, IF, IO, 5.985%, 01/15/37	43
273		Series 3262, Class SG, IF, IO, 6.245%, 01/15/37	41
208		Series 3274, Class JO, PO, 02/15/37	193
265		Series 3274, Class MO, PO, 02/15/37	244
163		Series 3275, Class FL, VAR, 0.595%, 02/15/37	164
3,500		Series 3282, Class YD, 5.500%, 02/15/22	3,884
101		Series 3288, Class GS, IF, 2.460%, 03/15/37	102
954		Series 3290, Class SB, IF, IO, 6.295%, 03/15/37	143

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
237	Series 3305, Class MB, IF, 2.635%, 07/15/34	242
227	Series 3316, Class JO, PO, 05/15/37	212
169	Series 3371, Class FA, VAR, 0.755%, 09/15/37	171
490	Series 3373, Class TO, PO, 04/15/37	448
871	Series 3385, Class SN, IF, IO, 5.845%, 11/15/37	109
741	Series 3387, Class SA, IF, IO, 6.265%, 11/15/37	91
77	Series 3389, Class DQ, 5.750%, 10/15/35	78
404	Series 3393, Class JO, PO, 09/15/32	357
973	Series 3404, Class SC, IF, IO, 5.845%, 01/15/38	114
3,035	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	42
422	Series 3422, Class LI, IO, 5.000%, 02/15/23	31
466	Series 3451, Class SA, IF, IO, 5.895%, 05/15/38	61
652	Series 3461, Class LZ, 6.000%, 06/15/38	718
1,397	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	186
779	Series 3505, Class SA, IF, IO, 5.845%, 01/15/39	113
596	Series 3511, Class IO, IO, 5.000%, 12/15/21	46
397	Series 3511, Class SA, IF, IO, 5.845%, 02/15/39	58
282	Series 3515, Class PI, IO, 5.500%, 07/15/37	7
1,186	Series 3531, Class SA, IF, IO, 6.145%, 05/15/39	162
1,830	Series 3537, Class MI, IO, 5.000%, 06/15/38	293
176	Series 3546, Class A, VAR, 2.056%, 02/15/39	177
518	Series 3549, Class FA, VAR, 1.355%, 07/15/39	527
1,684	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	254
615	Series 3604, Class PO, PO, 05/15/36	582
676	Series 3607, Class AO, PO, 04/15/36	614
676	Series 3607, Class BO, PO, 04/15/36	614
171	Series 3607, Class EO, PO, 02/15/33	170
1,261	Series 3607, Class PO, PO, 05/15/37	1,178
757	Series 3611, Class PO, PO, 07/15/34	702
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,805
711	Series 3621, Class BO, PO, 01/15/40	655

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
855		Series 3621, Class PO, PO, 01/15/40	781
908		Series 3623, Class LO, PO, 01/15/40	835
1,343		Series 3632, Class BS, IF, 16.983%, 02/15/40	1,836
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,645
825		Series 3688, Class CU, VAR, 6.725%, 11/15/21	882
4,398		Series 3688, Class NI, IO, 5.000%, 04/15/32	411
3,757		Series 3704, Class DT, 7.500%, 11/15/36	4,315
2,989		Series 3704, Class ET, 7.500%, 12/15/36	3,605
5,461		Series 3714, Class IP, IO, 5.000%, 08/15/40	967
3,465		Series 3739, Class LI, IO, 4.000%, 03/15/34	220
3,150		Series 3740, Class SC, IF, IO, 5.845%, 10/15/40	499
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,563
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,564
3,813		Series 3759, Class HI, IO, 4.000%, 08/15/37	438
2,351		Series 3760, Class GI, IO, 4.000%, 10/15/37	218
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,737
346		Series 3789, Class EZ, 4.000%, 11/15/40	329
3,097		Series 3795, Class EI, IO, 5.000%, 10/15/39	425
—	(h)	Series 3819, Class ZQ, 6.000%, 04/15/36	—	(h)
458		Series 3852, Class QN, IF, 5.500%, 05/15/41	482
725		Series 3852, Class TP, IF, 5.500%, 05/15/41	771
2,352		Series 3860, Class PZ, 5.000%, 05/15/41	2,794
927		Series 3895, Class WA, VAR, 5.701%, 10/15/38	1,012
—	(h)	Series 3898, Class AF, VAR, 0.725%, 06/15/41	—	(h)
3,615		Series 3966, Class BF, VAR, 0.655%, 10/15/40	3,628
5,227		Series 3966, Class NA, 4.000%, 12/15/41	5,435
3,520		Series 3998, Class GF, VAR, 0.605%, 05/15/36	3,531
1,000		Series 4015, Class MY, 3.500%, 03/15/42	997
5,425		Series 4048, Class FJ, VAR, 0.556%, 07/15/37	5,420
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	877
		Federal Home Loan Mortgage Corp. STRIPS,
1		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	199

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
7	Series 134, Class B, IO, 9.000%, 04/01/22	2
1,475	Series 191, Class IO, IO, 8.000%, 01/01/28	434
705	Series 197, Class PO, PO, 04/01/28	659
973	Series 233, Class 11, IO, 5.000%, 09/15/35	152
554	Series 233, Class 12, IO, 5.000%, 09/15/35	86
1,316	Series 233, Class 13, IO, 5.000%, 09/15/35	205
2,087	Series 239, Class S30, IF, IO, 7.545%, 08/15/36	382
471	Series 243, Class 16, IO, 4.500%, 11/15/20	35
781	Series 243, Class 17, IO, 4.500%, 12/15/20	58
30,789	Series 262, Class 35, 3.500%, 07/15/42	31,451
1,829	Series 299, Class 300, 3.000%, 01/15/43	1,817
3,423	Series 310, Class PO, PO, 09/15/43	2,531
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
338	Series T-41, Class 3A, VAR, 6.539%, 07/25/32	387
1,258	Series T-42, Class A5, 7.500%, 02/25/42	1,470
75	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	87
87	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	104
2,002	Series T-54, Class 2A, 6.500%, 02/25/43	2,374
996	Series T-54, Class 3A, 7.000%, 02/25/43	1,211
1,811	Series T-56, Class A5, 5.231%, 05/25/43	1,957
174	Series T-58, Class APO, PO, 09/25/43	152
164	Series T-59, Class 1AP, PO, 10/25/43	142
2,464	Series T-62, Class 1A1, VAR, 1.366%, 10/25/44	2,513
4,883	Series T-76, Class 2A, VAR, 1.516%, 10/25/37	4,793
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,677
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,434
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,538
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,839
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	10,277
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,400
2,504	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,426

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
4,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,923
2,500		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,650
1,640		Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,666
		Federal National Mortgage Association Grantor Trust,
31		Series 2001-T10, Class PO, PO, 12/25/41	29
604		Series 2001-T12, Class A2, 7.500%, 08/25/41	708
825		Series 2001-T7, Class A1, 7.500%, 02/25/41	951
257		Series 2002-T16, Class A2, 7.000%, 07/25/42	296
502		Series 2002-T19, Class A2, 7.000%, 07/25/42	577
323		Series 2002-T4, Class A2, 7.000%, 12/25/41	372
833		Series 2002-T4, Class A3, 7.500%, 12/25/41	948
661		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	748
506		Series 2004-T3, Class PT1, VAR, 8.822%, 01/25/44	590
		Federal National Mortgage Association REMIC,
29		Series 1988-7, Class Z, 9.250%, 04/25/18	31
2		Series 1988-11, Class D, PO, 05/25/18	2
143		Series 1988-21, Class G, 9.500%, 08/25/18	156
1		Series 1988-29, Class B, 9.500%, 12/25/18	1
2		Series 1989-21, Class G, 10.450%, 04/25/19	2
7		Series 1989-27, Class Y, 6.900%, 06/25/19	7
7		Series 1989-70, Class G, 8.000%, 10/25/19	7
4		Series 1989-78, Class H, 9.400%, 11/25/19	4
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
22		Series 1990-102, Class J, 6.500%, 08/25/20	24
3		Series 1990-134, Class SC, HB, IF, 21.368%, 11/25/20	4
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
91		Series 1991-44, Class G, 8.500%, 05/25/21	101
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	1
5		Series 1992-101, Class J, 7.500%, 06/25/22	6
—	(h)	Series 1992-188, Class PZ, 7.500%, 10/25/22	—	(h)
125		Series 1993-25, Class J, 7.500%, 03/25/23	140
63		Series 1993-27, Class S, IF, 9.519%, 02/25/23	74
24		Series 1993-31, Class K, 7.500%, 03/25/23	27
272		Series 1993-54, Class Z, 7.000%, 04/25/23	305
15		Series 1993-62, Class SA, IF, 18.975%, 04/25/23	21
14		Series 1993-97, Class FA, VAR, 1.405%, 05/25/23	14
2		Series 1993-108, Class D, PO, 02/25/23	2
34		Series 1993-162, Class F, VAR, 1.105%, 08/25/23	34
5		Series 1993-165, Class SD, IF, 13.440%, 09/25/23	7
53		Series 1993-179, Class SB, HB, IF, 26.828%, 10/25/23	88
10		Series 1993-228, Class G, PO, 09/25/23	9
9		Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	9
62		Series 1993-250, Class Z, 7.000%, 12/25/23	63
723		Series 1994-26, Class J, PO, 01/25/24	641
78		Series 1994-37, Class L, 6.500%, 03/25/24	87
24		Series 1995-2, Class Z, 8.500%, 01/25/25	28
170		Series 1996-14, Class SE, IF, IO, 8.260%, 08/25/23	36
7		Series 1996-59, Class J, 6.500%, 08/25/22	8
57		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
18		Series 1997-24, Class Z, 8.000%, 04/18/27	20
13		Series 1997-27, Class J, 7.500%, 04/18/27	14
349		Series 1997-46, Class Z, 7.500%, 06/17/27	398
13		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
837		Series 1998-30, Class ZA, 6.500%, 05/20/28	937
9		Series 1998-36, Class J, 6.000%, 07/18/28	9
145		Series 1998-36, Class ZB, 6.000%, 07/18/28	162
103		Series 1998-43, Class SA, IF, IO, 17.307%, 04/25/23	38

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
80		Series 1999-57, Class Z, 7.500%, 12/25/19	89
97		Series 1999-62, Class PB, 7.500%, 12/18/29	111
322		Series 2000-18, Class EC, PO, 10/25/23	306
14		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	4
775		Series 2001-4, Class ZA, 6.500%, 03/25/31	873
66		Series 2001-7, Class PF, 7.000%, 03/25/31	76
94		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	19
140		Series 2001-36, Class DE, 7.000%, 08/25/31	161
359		Series 2001-38, Class FB, VAR, 0.655%, 08/25/31	362
66		Series 2001-44, Class PD, 7.000%, 09/25/31	74
122		Series 2001-44, Class PU, 7.000%, 09/25/31	140
183		Series 2001-49, Class LZ, 8.500%, 07/25/31	206
23		Series 2001-52, Class XN, 6.500%, 11/25/15	23
550		Series 2001-53, Class FX, VAR, 0.505%, 10/25/31	553
374		Series 2001-61, Class Z, 7.000%, 11/25/31	424
—	(h)	Series 2001-71, Class QE, 6.000%, 12/25/16	—	(h)
56		Series 2001-72, Class SX, IF, 17.105%, 12/25/31	69
42		Series 2001-74, Class MB, 6.000%, 12/25/16	43
—	(h)	Series 2002-1, Class HC, 6.500%, 02/25/22	—	(h)
50		Series 2002-1, Class SA, HB, IF, 24.684%, 02/25/32	82
77		Series 2002-1, Class UD, HB, IF, 23.957%, 12/25/23	119
272		Series 2002-7, Class FD, VAR, 0.855%, 04/25/29	277
32		Series 2002-9, Class ST, IF, 18.948%, 03/25/17	37
520		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	27
30		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	38
66		Series 2002-19, Class PE, 6.000%, 04/25/17	69
741		Series 2002-30, Class Z, 6.000%, 05/25/32	820
41		Series 2002-37, Class Z, 6.500%, 06/25/32	46

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	201

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,479	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,635
934	Series 2002-60, Class FA, VAR, 0.905%, 02/25/31	952
934	Series 2002-60, Class FB, VAR, 0.905%, 02/25/31	952
259	Series 2002-62, Class ZE, 5.500%, 11/25/17	273
99	Series 2002-63, Class KC, 5.000%, 10/25/17	104
104	Series 2002-63, Class LB, 5.500%, 10/25/17	109
114	Series 2002-77, Class S, IF, 14.199%, 12/25/32	148
1,901	Series 2003-2, Class F, VAR, 0.905%, 02/25/33	1,934
434	Series 2003-7, Class A1, 6.500%, 12/25/42	499
1,209	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	230
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,091
590	Series 2003-26, Class XS, IF, IO, 6.895%, 03/25/23	58
1,538	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	288
69	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	17
1,808	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	377
20	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
41	Series 2003-52, Class SX, HB, IF, 22.485%, 10/25/31	65
314	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	4
729	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	148
39	Series 2003-74, Class SH, IF, 9.891%, 08/25/33	45
392	Series 2003-76, Class SH, IF, 13.890%, 09/25/31	429
521	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	43
678	Series 2003-86, Class ZA, 5.500%, 09/25/33	754
121	Series 2003-91, Class SD, IF, 12.242%, 09/25/33	145
3,905	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,223

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
52	Series 2003-106, Class PO, PO, 08/25/17	52
788	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	167
113	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	133
125	Series 2003-131, Class SK, IF, 15.890%, 01/25/34	164
115	Series 2003-132, Class OA, PO, 08/25/33	106
281	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	45
724	Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	99
181	Series 2004-4, Class QM, IF, 13.890%, 06/25/33	222
369	Series 2004-10, Class SC, HB, IF, 27.980%, 02/25/34	496
856	Series 2004-17, Class H, 5.500%, 04/25/34	944
455	Series 2004-25, Class SA, IF, 19.099%, 04/25/34	637
1,505	Series 2004-28, Class PF, VAR, 0.555%, 03/25/34	1,509
485	Series 2004-36, Class SA, IF, 19.099%, 05/25/34	666
114	Series 2004-36, Class SN, IF, 13.890%, 07/25/33	132
603	Series 2004-46, Class EP, PO, 03/25/34	574
234	Series 2004-46, Class QB, HB, IF, 23.380%, 05/25/34	341
177	Series 2004-46, Class SK, IF, 16.074%, 05/25/34	228
5,241	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,729
71	Series 2004-51, Class SY, IF, 13.930%, 07/25/34	92
507	Series 2004-53, Class NC, 5.500%, 07/25/24	555
241	Series 2004-59, Class BG, PO, 12/25/32	220
3,436	Series 2004-61, Class FH, VAR, 0.955%, 11/25/32	3,508
137	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	164
642	Series 2004-87, Class F, VAR, 0.905%, 01/25/34	652
2	Series 2004-92, Class JO, PO, 12/25/34	2
1,431	Series 2005-7, Class LO, PO, 02/25/35	1,150
277	Series 2005-13, Class FL, VAR, 0.555%, 03/25/35	277
162	Series 2005-15, Class MO, PO, 03/25/35	142

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
85		Series 2005-52, Class PA, 6.500%, 06/25/35	91
998		Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	186
302		Series 2005-66, Class SG, IF, 16.987%, 07/25/35	399
1,638		Series 2005-66, Class SV, IF, IO, 6.595%, 07/25/35	264
801		Series 2005-67, Class HG, 5.500%, 01/25/35	861
1,095		Series 2005-68, Class PG, 5.500%, 08/25/35	1,208
246		Series 2005-73, Class PS, IF, 16.313%, 08/25/35	314
942		Series 2005-74, Class SK, IF, 19.704%, 05/25/35	1,302
782		Series 2005-84, Class XM, 5.750%, 10/25/35	850
282		Series 2005-90, Class AO, PO, 10/25/35	271
1,028		Series 2005-90, Class ES, IF, 16.488%, 10/25/35	1,320
569		Series 2005-90, Class PO, PO, 09/25/35	546
531		Series 2005-103, Class SC, IF, 10.987%, 07/25/35	592
726		Series 2005-106, Class US, HB, IF, 23.998%, 11/25/35	1,094
—	(h)	Series 2005-110, Class GK, 5.500%, 08/25/34	—	(h)
280		Series 2005-116, Class PB, 6.000%, 04/25/34	292
4,781		Series 2006-8, Class WN, IF, IO, 6.545%, 03/25/36	847
1,304		Series 2006-8, Class WQ, PO, 03/25/36	1,214
148		Series 2006-15, Class OT, PO, 01/25/36	144
1,281		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,424
331		Series 2006-23, Class KO, PO, 04/25/36	311
894		Series 2006-27, Class OH, PO, 04/25/36	850
—	(h)	Series 2006-39, Class WC, 5.500%, 01/25/36	—	(h)
—	(h)	Series 2006-44, Class FP, VAR, 0.555%, 06/25/36	—	(h)
645		Series 2006-44, Class GO, PO, 06/25/36	608
1,536		Series 2006-44, Class P, PO, 12/25/33	1,428
362		Series 2006-50, Class JO, PO, 06/25/36	336
526		Series 2006-50, Class PS, PO, 06/25/36	496
982		Series 2006-53, Class US, IF, IO, 6.425%, 06/25/36	163

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,064		Series 2006-56, Class FT, VAR, 0.905%, 07/25/36	1,090
245		Series 2006-58, Class AP, PO, 07/25/36	229
—	(h)	Series 2006-58, Class FL, VAR, 0.615%, 07/25/36	—	(h)
664		Series 2006-58, Class PO, PO, 07/25/36	617
567		Series 2006-59, Class QO, PO, 01/25/33	560
370		Series 2006-60, Class DO, PO, 04/25/35	359
917		Series 2006-63, Class ZH, 6.500%, 07/25/36	1,027
262		Series 2006-65, Class QO, PO, 07/25/36	247
464		Series 2006-72, Class GO, PO, 08/25/36	428
262		Series 2006-72, Class HO, PO, 08/25/26	244
377		Series 2006-72, Class TO, PO, 08/25/36	352
3,283		Series 2006-77, Class PC, 6.500%, 08/25/36	3,717
889		Series 2006-78, Class BZ, 6.500%, 08/25/36	990
435		Series 2006-79, Class DO, PO, 08/25/36	411
487		Series 2006-86, Class OB, PO, 09/25/36	447
535		Series 2006-90, Class AO, PO, 09/25/36	511
2,853		Series 2006-94, Class GI, IF, IO, 6.495%, 10/25/26	424
119		Series 2006-94, Class GK, HB, IF, 32.475%, 10/25/26	199
72		Series 2006-102, Class MD, 6.000%, 01/25/35	73
2,059		Series 2006-105, Class ME, 5.500%, 11/25/36	2,335
371		Series 2006-110, Class PO, PO, 11/25/36	345
168		Series 2006-111, Class EO, PO, 11/25/36	155
513		Series 2006-113, Class PO, PO, 07/25/36	499
614		Series 2006-115, Class OK, PO, 12/25/36	569
721		Series 2006-117, Class GS, IF, IO, 6.495%, 12/25/36	109
413		Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	405
246		Series 2006-119, Class PO, PO, 12/25/36	228
999		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	186
912		Series 2006-120, Class PF, VAR, 0.405%, 12/25/36	910
988		Series 2006-126, Class AO, PO, 01/25/37	918
1,080		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	185
33		Series 2007-1, Class SD, HB, IF, 38.070%, 02/25/37	37

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
254		Series 2007-7, Class SG, IF, IO, 6.345%, 08/25/36	51
1,892		Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	282
402		Series 2007-14, Class OP, PO, 03/25/37	372
201		Series 2007-15, Class NO, PO, 03/25/22	196
468		Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	476
—	(h)	Series 2007-16, Class FM, VAR, 0.385%, 03/25/37	—	(h)
2,018		Series 2007-18, Class MZ, 6.000%, 03/25/37	2,250
486		Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	76
127		Series 2007-39, Class EF, VAR, 0.405%, 05/25/37	126
—	(h)	Series 2007-43, Class FL, VAR, 0.455%, 05/25/37	—	(h)
635		Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	636
1,738		Series 2007-54, Class WI, IF, IO, 5.945%, 06/25/37	202
1,106		Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	183
606		Series 2007-64, Class FB, VAR, 0.525%, 07/25/37	607
1,393		Series 2007-65, Class KI, IF, IO, 6.465%, 07/25/37	188
3,737		Series 2007-72, Class EK, IF, IO, 6.245%, 07/25/37	547
2,700		Series 2007-76, Class ZG, 6.000%, 08/25/37	2,955
559		Series 2007-78, Class CB, 6.000%, 08/25/37	597
117		Series 2007-79, Class SB, HB, IF, 23.448%, 08/25/37	173
478		Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	71
1,460		Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	194
1,576		Series 2007-100, Class SM, IF, IO, 6.295%, 10/25/37	230
2,393		Series 2007-101, Class A2, VAR, 0.405%, 06/27/36	2,357
310		Series 2007-106, Class A7, VAR, 6.061%, 10/25/37	344
2,809		Series 2007-112, Class SA, IF, IO, 6.295%, 12/25/37	398

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
8,000	Series 2007-114, Class A6, VAR, 0.355%, 10/27/37	7,983
3,051	Series 2007-116, Class HI, IO, VAR, 1.496%, 01/25/38	248
36	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	1
1,319	Series 2008-1, Class BI, IF, IO, 5.755%, 02/25/38	140
542	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	64
123	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	1
868	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	138
687	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	47
1,030	Series 2008-20, Class SA, IF, IO, 6.835%, 03/25/38	167
364	Series 2008-27, Class SN, IF, IO, 6.745%, 04/25/38	56
343	Series 2008-32, Class SA, IF, IO, 6.695%, 04/25/38	54
1,146	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	11
629	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	18
92	Series 2008-44, Class PO, PO, 05/25/38	80
884	Series 2008-47, Class SI, IF, IO, 6.345%, 06/25/23	93
541	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	97
602	Series 2008-76, Class GF, VAR, 0.805%, 09/25/23	605
154	Series 2008-80, Class GP, 6.250%, 09/25/38	171
1,064	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	123
470	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	54
218	Series 2009-4, Class BD, 4.500%, 02/25/39	233
463	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	64
1,080	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	101
784	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	53
1,272	Series 2009-17, Class QS, IF, IO, 6.495%, 03/25/39	157

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	574
257	Series 2009-47, Class MT, 7.000%, 07/25/39	299
1,265	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	208
874	Series 2009-62, Class HJ, 6.000%, 05/25/39	970
155	Series 2009-63, Class P, 5.000%, 03/25/37	168
414	Series 2009-69, Class PO, PO, 09/25/39	391
150	Series 2009-79, Class UA, 7.000%, 03/25/38	168
863	Series 2009-84, Class WS, IF, IO, 5.745%, 10/25/39	113
932	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	161
1,673	Series 2009-86, Class OT, PO, 10/25/37	1,539
1,865	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	—	(h)
898	Series 2009-92, Class AD, 6.000%, 11/25/39	1,005
607	Series 2009-99, Class SC, IF, IO, 6.025%, 12/25/39	81
1,069	Series 2009-99, Class WA, VAR, 6.299%, 12/25/39	1,186
3,555	Series 2009-103, Class MB, VAR, 2.365%, 12/25/39	3,623
1,134	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	155
1,073	Series 2009-113, Class FB, VAR, 0.705%, 01/25/40	1,084
1,090	Series 2009-113, Class LB, VAR, 16.604%, 01/25/40	1,505
3,031	Series 2010-1, Class WA, VAR, 6.189%, 02/25/40	3,300
2,027	Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	2,276
3,996	Series 2010-16, Class WB, VAR, 6.240%, 03/25/40	4,615
1,105	Series 2010-23, Class KS, IF, IO, 6.945%, 02/25/40	172
1,261	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	163
519	Series 2010-39, Class OT, PO, 10/25/35	482
1,333	Series 2010-40, Class FJ, VAR, 0.755%, 04/25/40	1,339
608	Series 2010-42, Class S, IF, IO, 6.245%, 05/25/40	87

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,825		Series 2010-43, Class FD, VAR, 0.755%, 05/25/40	1,842
—	(h)	Series 2010-47, Class AV, 5.000%, 05/25/21	—	(h)
1,473		Series 2010-49, Class SC, IF, 12.350%, 03/25/40	1,747
973		Series 2010-61, Class WA, VAR, 5.971%, 06/25/40	1,085
4,934		Series 2010-68, Class SA, IF, IO, 4.845%, 07/25/40	626
—	(h)	Series 2010-71, Class HJ, 5.500%, 07/25/40	—	(h)
1,085		Series 2010-103, Class ME, 4.000%, 09/25/40	1,117
3,213		Series 2010-103, Class SB, IF, IO, 5.945%, 11/25/49	409
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,294
581		Series 2010-123, Class FL, VAR, 0.585%, 11/25/40	582
4,827		Series 2010-125, Class SA, IF, IO, 4.285%, 11/25/40	479
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	3,022
6,233		Series 2010-147, Class SA, IF, IO, 6.375%, 01/25/41	1,441
1,375		Series 2010-148, Class MA, 4.000%, 02/25/39	1,450
823		Series 2011-2, Class WA, VAR, 5.829%, 02/25/51	908
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,928
8,710		Series 2011-21, Class CV, 4.500%, 09/25/26	9,320
3,742		Series 2011-30, Class LS, IO, VAR, 1.968%, 04/25/41	294
4,205		Series 2011-39, Class ZA, 6.000%, 11/25/32	4,732
1,065		Series 2011-43, Class WA, VAR, 5.834%, 05/25/51	1,160
3,586		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,868
3,028		Series 2011-56, Class VA, 5.000%, 09/25/40	3,242
2,551		Series 2011-58, Class WA, VAR, 5.396%, 07/25/51	2,569
620		Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	625

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,394		Series 2011-118, Class LB, 7.000%, 11/25/41	3,892
6,164		Series 2011-118, Class MT, 7.000%, 11/25/41	7,096
6,440		Series 2011-118, Class NT, 7.000%, 11/25/41	7,475
3,659		Series 2012-21, Class WA, VAR, 5.604%, 03/25/52	3,854
3,702		Series 2012-58, Class FA, VAR, 0.655%, 03/25/39	3,717
—	(h)	Series 2012-72, Class QF, VAR, 0.605%, 01/25/38	—	(h)
—	(h)	Series 2012-89, Class FD, VAR, 0.605%, 04/25/39	—	(h)
—	(h)	Series 2012-97, Class FB, VAR, 0.655%, 09/25/42	—	(h)
2,468		Series 2012-99, 2.500%, 09/25/42	2,063
—	(h)	Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	—	(h)
1,494		Series 2013-2, Class LZ, 3.000%, 02/25/43	1,310
7,230		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,401
3,791		Series 2013-92, Class PO, PO, 09/25/43	2,849
3,786		Series 2013-101, Class DO, PO, 10/25/43	2,871
928		Series 2014-44, Class B, 2.500%, 08/25/34	841
54		Series G92-7, Class JQ, 8.500%, 01/25/22	61
8		Series G92-12, Class B, 7.700%, 02/25/22	9
12		Series G92-14, Class Z, 7.000%, 02/25/22	13
—	(h)	Series G92-27, Class SQ, HB, IF, 1,858.090%, 05/25/22	6
12		Series G92-42, Class Z, 7.000%, 07/25/22	13
198		Series G92-44, Class ZQ, 8.000%, 07/25/22	213
58		Series G92-54, Class ZQ, 7.500%, 09/25/22	64
114		Series G92-61, Class Z, 7.000%, 10/25/22	131
11		Series G92-62, Class B, PO, 10/25/22	10
74		Series G93-1, Class KA, 7.900%, 01/25/23	84
50		Series G93-17, Class SI, IF, 6.000%, 04/25/23	55
404		Series G94-7, Class PJ, 7.500%, 05/17/24	467
74		Series G97-2, Class ZA, 8.500%, 02/17/27	88
		Federal National Mortgage Association REMIC Trust,
1,231		Series 2001-W3, Class A, VAR, 6.933%, 09/25/41	1,413
4,741		Series 2002-W10, Class IO, IO, VAR, 0.945%, 08/25/42	106
414		Series 2003-W1, Class 1A1, VAR, 5.887%, 12/25/42	468

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
249	Series 2003-W1, Class 2A, VAR, 6.591%, 12/25/42	293
119	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	121
71	Series 2003-W4, Class 2A, VAR, 6.364%, 10/25/42	80
914	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,070
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,492
479	Series 2006-W3, Class 1AF1, VAR, 0.395%, 10/25/46	478
570	Series 2006-W3, Class 2A, 6.000%, 09/25/46	643
1,143	Series 2007-W2, Class 1A1, VAR, 0.475%, 03/25/37	1,139
612	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	679
97	Series 2007-W7, Class 1A4, HB, IF, 38.250%, 07/25/37	148
3,606	Series 2009-W1, Class A, 6.000%, 12/25/49	4,050
	Federal National Mortgage Association STRIPS,
3	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
3	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
266	Series 213, Class 2, IO, 8.000%, 03/25/23	68
9	Series 265, Class 2, 9.000%, 03/25/24	11
18	Series 285, Class 1, PO, 02/25/27	17
450	Series 293, Class 1, PO, 12/25/24	417
408	Series 300, Class 1, PO, 09/25/24	390
413	Series 331, Class 13, IO, 7.000%, 11/25/32	106
603	Series 339, Class 18, IO, 4.500%, 07/25/18	38
598	Series 339, Class 21, IO, 4.500%, 08/25/18	32
575	Series 339, Class 28, IO, 5.500%, 08/25/18	40
1,139	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	79
232	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	42
542	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	85
699	Series 356, Class 3, IO, 5.000%, 01/25/35	111
1,176	Series 356, Class 39, IO, 5.000%, 01/25/20	100
973	Series 365, Class 8, IO, 5.500%, 05/25/36	168
170	Series 368, Class 3, IO, 4.500%, 11/25/20	12
348	Series 374, Class 5, IO, 5.500%, 08/25/36	60
914	Series 383, Class 32, IO, 6.000%, 01/25/38	169
144	Series 393, Class 6, IO, 5.500%, 04/25/37	25

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 411, Class F1, VAR, 0.705%, 08/25/42	—	(h)
3,102		Series 412, Class F2, VAR, 0.655%, 08/25/42	3,109
		Federal National Mortgage Association Trust,
424		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	488
399		Series 2003-W8, Class 2A, 7.000%, 10/25/42	456
405		Series 2003-W8, Class 3F1, VAR, 0.555%, 05/25/42	407
601		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	700
647		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	748
1,284		Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	1,282
530		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	593
2,810		Series 2005-W4, Class 3A, VAR, 2.200%, 06/25/35	2,912
707		Series 2006-W2, Class 1AF1, VAR, 0.375%, 02/25/46	704
		Government National Mortgage Association,
748		Series 1994-7, Class PQ, 6.500%, 10/16/24	856
247		Series 1999-4, Class ZB, 6.000%, 02/20/29	276
86		Series 1999-41, Class Z, 8.000%, 11/16/29	101
8		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	10
252		Series 2000-7, Class ST, HB, IF, 38.721%, 01/16/30	453
115		Series 2000-9, Class Z, 8.000%, 06/20/30	138
597		Series 2000-9, Class ZJ, 8.500%, 02/16/30	712
420		Series 2000-10, Class ZP, 7.500%, 02/16/30	484
236		Series 2000-12, Class ST, HB, IF, 38.721%, 02/16/30	427
534		Series 2000-21, Class Z, 9.000%, 03/16/30	639
37		Series 2000-36, Class HC, 7.330%, 11/20/30	42
18		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	3
857		Series 2001-21, Class PE, 6.500%, 05/16/31	977
148		Series 2001-31, Class SJ, HB, IF, 27.456%, 02/20/31	260
106		Series 2001-35, Class SA, IF, IO, 8.095%, 08/16/31	29

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
101	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	27
153	Series 2001-53, Class SR, IF, IO, 7.994%, 10/20/31	7
34	Series 2001-55, Class SF, HB, IF, 25.722%, 11/20/31	61
474	Series 2002-4, Class TD, 7.000%, 01/20/32	532
105	Series 2002-7, Class PG, 6.500%, 01/20/32	119
443	Series 2002-24, Class AG, IF, IO, 7.795%, 04/16/32	103
117	Series 2002-24, Class SB, IF, 11.692%, 04/16/32	148
380	Series 2002-24, Class Z, 8.500%, 04/16/32	433
815	Series 2002-31, Class SE, IF, IO, 7.345%, 04/16/30	178
31	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	34
261	Series 2002-40, Class UK, 6.500%, 06/20/32	297
79	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	98
153	Series 2002-45, Class QE, 6.500%, 06/20/32	174
184	Series 2002-47, Class PG, 6.500%, 07/16/32	211
122	Series 2002-70, Class PS, IF, IO, 7.544%, 08/20/32	10
914	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	218
2,444	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	54
22	Series 2003-24, Class PO, PO, 03/16/33	19
765	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	155
637	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	33
2,086	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,355
55	Series 2003-90, Class PO, PO, 10/20/33	50
764	Series 2003-112, Class SA, IF, IO, 6.395%, 12/16/33	162
1,835	Series 2003-112, Class TS, IF, IO, 6.794%, 10/20/32	109
2,098	Series 2004-11, Class SW, IF, IO, 5.344%, 02/20/34	283
31	Series 2004-15, Class SA, IF, 19.235%, 12/20/32	33
172	Series 2004-28, Class S, IF, 19.236%, 04/16/34	240

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
288	Series 2004-46, Class AO, PO, 06/20/34	273
1,609	Series 2004-59, Class SG, IF, IO, 6.344%, 07/20/34	292
25	Series 2004-68, Class PO, PO, 05/20/31	25
81	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	90
157	Series 2004-73, Class AE, IF, 14.535%, 08/17/34	199
2,554	Series 2004-73, Class JL, IF, IO, 6.395%, 09/16/34	494
173	Series 2004-85, Class PO, PO, 01/17/33	173
968	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	147
760	Series 2005-3, Class SB, IF, IO, 5.945%, 01/20/35	111
1,588	Series 2005-17, Class SL, IF, IO, 6.545%, 07/20/34	284
283	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	309
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	70
159	Series 2005-35, Class FL, VAR, 0.505%, 03/20/32	159
3,232	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	604
427	Series 2005-68, Class DP, IF, 16.060%, 06/17/35	567
1,988	Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	294
456	Series 2005-69, Class SY, IF, IO, 6.595%, 11/20/33	67
1,631	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,845
796	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	151
353	Series 2006-16, Class OP, PO, 03/20/36	334
238	Series 2006-22, Class AO, PO, 05/20/36	224
220	Series 2006-34, Class PO, PO, 07/20/36	207
555	Series 2006-38, Class SG, IF, IO, 6.495%, 09/20/33	12
827	Series 2006-38, Class SW, IF, IO, 6.344%, 06/20/36	89
300	Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	49
1,076	Series 2007-9, Class DI, IF, IO, 6.355%, 03/20/37	149
1,834	Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	293
252	Series 2007-17, Class JO, PO, 04/16/37	225

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
168	Series 2007-25, Class FN, VAR, 0.455%, 05/16/37	168
1,092	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	164
2,792	Series 2007-26, Class SW, IF, IO, 6.045%, 05/20/37	400
252	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	15
53	Series 2007-28, Class BO, PO, 05/20/37	49
999	Series 2007-31, Class AO, PO, 05/16/37	931
57	Series 2007-36, Class HO, PO, 06/16/37	53
1,132	Series 2007-36, Class SE, IF, IO, 6.315%, 06/16/37	183
1,561	Series 2007-36, Class SG, IF, IO, 6.315%, 06/20/37	230
1,017	Series 2007-40, Class SD, IF, IO, 6.595%, 07/20/37	145
1,014	Series 2007-42, Class SB, IF, IO, 6.595%, 07/20/37	146
408	Series 2007-45, Class QA, IF, IO, 6.485%, 07/20/37	58
779	Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	124
156	Series 2007-53, Class SW, IF, 19.738%, 09/20/37	213
1,126	Series 2007-57, Class PO, PO, 03/20/37	1,074
864	Series 2007-57, Class QA, IF, IO, 6.345%, 10/20/37	119
899	Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	70
2,225	Series 2007-74, Class SL, IF, IO, 6.385%, 11/16/37	362
794	Series 2007-76, Class SA, IF, IO, 6.374%, 11/20/37	118
1,248	Series 2007-79, Class SY, IF, IO, 6.395%, 12/20/37	173
433	Series 2007-81, Class SP, IF, IO, 6.495%, 12/20/37	61
340	Series 2007-82, Class SA, IF, IO, 6.374%, 12/20/37	47
161	Series 2008-1, Class PO, PO, 01/20/38	148
613	Series 2008-2, Class MS, IF, IO, 7.005%, 01/16/38	111
445	Series 2008-10, Class S, IF, IO, 5.675%, 02/20/38	61
1,833	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	358
346	Series 2008-20, Class PO, PO, 09/20/37	333

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
94	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	2
924	Series 2008-25, Class SB, IF, IO, 6.744%, 03/20/38	145
329	Series 2008-29, Class PO, PO, 02/17/33	317
1,039	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	135
371	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	85
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,653
993	Series 2008-36, Class SH, IF, IO, 6.145%, 04/20/38	126
3,164	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	572
967	Series 2008-41, Class SA, IF, IO, 6.185%, 05/20/38	151
553	Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	77
379	Series 2008-60, Class PO, PO, 01/20/38	374
3,003	Series 2008-62, Class SA, IF, IO, 5.995%, 07/20/38	417
1,398	Series 2008-64, Class ED, 6.500%, 04/20/28	1,585
226	Series 2008-71, Class SC, IF, IO, 5.844%, 08/20/38	28
787	Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	102
2,152	Series 2008-95, Class DS, IF, IO, 7.144%, 12/20/38	357
598	Series 2008-96, Class SL, IF, IO, 5.844%, 12/20/38	85
869	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	131
1,267	Series 2009-10, Class SA, IF, IO, 5.794%, 02/20/39	176
1,037	Series 2009-10, Class SL, IF, IO, 6.345%, 03/16/34	77
4,110	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	730
742	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	152
828	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	171
709	Series 2009-24, Class DS, IF, IO, 6.145%, 03/20/39	61
525	Series 2009-25, Class SE, IF, IO, 7.445%, 09/20/38	94
317	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	55

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
685	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	130
1,631	Series 2009-42, Class SC, IF, IO, 5.924%, 06/20/39	219
832	Series 2009-43, Class SA, IF, IO, 5.794%, 06/20/39	115
88	Series 2009-44, Class VA, 5.500%, 05/16/20	88
1,612	Series 2009-64, Class SN, IF, IO, 5.945%, 07/16/39	184
362	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	51
1,346	Series 2009-67, Class SA, IF, IO, 5.895%, 08/16/39	190
2,058	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	304
391	Series 2009-79, Class OK, PO, 11/16/37	365
1,714	Series 2009-83, Class TS, IF, IO, 5.945%, 08/20/39	209
3,136	Series 2009-102, Class SM, IF, IO, 6.245%, 06/16/39	308
1,219	Series 2009-104, Class AB, 7.000%, 08/16/39	1,405
2,353	Series 2009-106, Class AS, IF, IO, 6.245%, 11/16/39	377
2,562	Series 2009-106, Class ST, IF, IO, 5.844%, 02/20/38	346
2,005	Series 2009-121, Class VA, 5.500%, 11/20/20	2,158
286	Series 2010-14, Class AO, PO, 12/20/32	279
348	Series 2010-14, Class BO, PO, 11/20/35	328
2,458	Series 2010-14, Class CO, PO, 08/20/35	2,327
1,557	Series 2010-14, Class QP, 6.000%, 12/20/39	1,666
2,541	Series 2010-41, Class WA, VAR, 5.828%, 10/20/33	2,817
1,325	Series 2010-103, Class WA, VAR, 5.741%, 08/20/34	1,492
1,471	Series 2010-129, Class AW, VAR, 6.130%, 04/20/37	1,654
1,377	Series 2010-130, Class CP, 7.000%, 10/16/40	1,617
3,950	Series 2010-157, Class OP, PO, 12/20/40	3,199
30,822	Series 2010-H17, Class XQ, VAR, 5.241%, 07/20/60	34,428
3,589	Series 2011-22, Class WA, VAR, 5.967%, 02/20/37	4,006
4,452	Series 2011-97, Class WA, VAR, 6.095%, 11/20/38	5,007

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
5,956	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	6,761
4,177	Series 2011-163, Class WA, VAR, 5.837%, 12/20/38	4,631
6,995	Series 2012-24, Class WA, VAR, 5.609%, 07/20/41	7,880
8,145	Series 2012-52, Class WA, VAR, 6.135%, 04/20/38	9,180
2,091	Series 2012-59, Class WA, VAR, 5.584%, 08/20/38	2,283
11,374	Series 2012-138, Class PT, VAR, 3.943%, 11/16/42	11,649
10,994	Series 2012-141, Class WA, VAR, 4.535%, 11/16/41	11,800
10,943	Series 2012-141, Class WB, VAR, 3.972%, 09/16/42	11,463
6,483	Series 2012-141, Class WC, VAR, 3.757%, 01/20/42	6,771
22,717	Series 2012-H10, Class FA, VAR, 0.706%, 12/20/61	22,765
8,277	Series 2012-H15, Class FA, VAR, 0.606%, 05/20/62	8,284
5,586	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,640
18,576	Series 2012-H21, Class CF, VAR, 0.855%, 05/20/61	18,698
19,500	Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	19,557
9,579	Series 2012-H22, Class FD, VAR, 0.625%, 01/20/61	9,588
13,006	Series 2012-H24, Class FA, VAR, 0.606%, 03/20/60	13,016
9,550	Series 2012-H24, Class FD, VAR, 0.745%, 09/20/62	9,589
6,721	Series 2012-H24, Class FG, VAR, 0.585%, 04/20/60	6,726
7,723	Series 2012-H26, Class JA, VAR, 0.706%, 10/20/61	7,746
14,540	Series 2012-H26, Class MA, VAR, 0.706%, 07/20/62	14,584
8,202	Series 2012-H27, Class FB, VAR, 0.651%, 10/20/62	8,218
10,994	Series 2012-H28, Class FA, VAR, 0.735%, 09/20/62	11,007
4,492	Series 2012-H30, Class JA, VAR, 0.631%, 01/20/60	4,498
4,623	Series 2012-H30, Class PA, VAR, 0.601%, 11/20/59	4,627
10,350	Series 2012-H31, Class FD, VAR, 0.496%, 12/20/62	10,280

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
4,185		Series 2013-26, Class AK, VAR, 4.658%, 09/20/41	4,528
4,947		Series 2013-54, Class WA, VAR, 4.709%, 11/20/42	5,360
1,631		Series 2013-75, Class WA, VAR, 5.233%, 06/20/40	1,843
11,802		Series 2013-H01, Class FA, 1.650%, 01/20/63	11,691
5,723		Series 2013-H01, Class JA, VAR, 0.476%, 01/20/63	5,672
6,585		Series 2013-H01, Class TA, VAR, 0.656%, 01/20/63	6,597
1,278		Series 2013-H02, Class HF, VAR, 0.451%, 11/20/62	1,277
6,029		Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	6,021
15,601		Series 2013-H04, Class BA, 1.650%, 02/20/63	15,453
4,537		Series 2013-H04, Class SA, VAR, 0.575%, 02/20/63	4,512
1,943		Series 2013-H05, Class FB, VAR, 0.556%, 02/20/62	1,944
2,738		Series 2013-H07, Class GA, VAR, 0.625%, 03/20/63	2,734
7,001		Series 2013-H07, Class HA, VAR, 0.565%, 03/20/63	6,967
13,443		Series 2013-H07, Class JA, 1.750%, 03/20/63	13,354
4,859		Series 2013-H07, Class MA, VAR, 0.706%, 04/20/62	4,873
5,340		Series 2013-H08, Class FC, VAR, 0.606%, 02/20/63	5,326
5,948		Series 2013-H09, Class HA, 1.650%, 04/20/63	5,885
		NCUA Guaranteed Notes Trust,
7,343		Series 2010-C1, Class APT, 2.650%, 10/29/20	7,470
—	(h)	Series 2010-R3, Class 3A, 2.400%, 12/08/20	—	(h)
		Vendee Mortgage Trust,
3,820		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,188
529		Series 1996-1, Class 1Z, 6.750%, 02/15/26	606
297		Series 1996-2, Class 1Z, 6.750%, 06/15/26	343
589		Series 1997-1, Class 2Z, 7.500%, 02/15/27	695
434		Series 1998-1, Class 2E, 7.000%, 03/15/28	504

			939,479

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — 16.2%
	AJAX Mortgage Loan Trust,
4,957	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	4,909
2,775	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	2,787
	Alternative Loan Trust,
630	Series 2002-11, Class M, 6.500%, 10/25/32	617
195	Series 2003-6T2, Class A6, 5.500%, 06/25/33	195
118	Series 2003-J1, Class PO, PO, 10/25/33	100
1,885	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,931
28	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	28
56	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	57
1,192	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	253
5,893	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	713
3,971	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	534
181	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	152
7,780	Series 2005-37T1, Class A2, IF, IO, 4.895%, 09/25/35	1,092
1,431	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,322
8,526	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	1,012
40	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	41
989	Series 2005-57CB, Class 3A2, IF, IO, 4.945%, 12/25/35	138
633	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	594
780	Series 2005-86CB, Class A11, 5.500%, 02/25/36	695
2,554	Series 2005-J1, Class 1A4, IF, IO, 4.945%, 02/25/35	242
19,965	Series 2006-7CB, Class 1A2, IF, IO, 5.145%, 05/25/36	3,001
819	Series 2006-26CB, Class A9, 6.500%, 09/25/36	722
	American General Mortgage Loan Trust,
567	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	586

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
167		Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	167
—	(h)	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	—	(h)
1,346		Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,357
1,900		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,951
900		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	934
		ASG Resecuritization Trust,
512		Series 2009-1, Class A60, VAR, 2.056%, 06/26/37 (e)	505
146		Series 2009-2, Class A55, VAR, 4.872%, 05/24/36 (e)	147
1,288		Series 2009-2, Class G60, VAR, 4.872%, 05/24/36 (e)	1,307
2,070		Series 2009-3, Class A65, VAR, 2.066%, 03/26/37 (e)	2,067
1,050		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,067
684		Series 2010-1, Class A85, VAR, 0.556%, 02/27/36 (e)	667
3,510		Series 2010-2, Class A60, VAR, 1.841%, 01/28/37 (e)	3,456
744		Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	766
1,882		Series 2011-1, Class 3A50, VAR, 2.563%, 11/28/35 (e)	1,846
458		Series 2011-2, Class A48S, HB, IF, 23.662%, 02/28/36 (e)	554
		Banc of America Alternative Loan Trust,
192		Series 2003-3, Class APO, PO, 05/25/33	155
812		Series 2003-7, Class 1CB1, 5.500%, 09/25/33	846
740		Series 2003-7, Class 2A4, 5.000%, 09/25/18	750
148		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	150
473		Series 2003-11, Class 2A1, 6.000%, 01/25/34	493
248		Series 2003-11, Class PO, PO, 01/25/34	208
625		Series 2004-1, Class 1A1, 6.000%, 02/25/34	665
123		Series 2004-1, Class 5A1, 5.500%, 02/25/19	127
2,678		Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	590
2,250		Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	509

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,716	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	5,672
	Banc of America Funding Trust,
176	Series 2004-1, Class PO, PO, 03/25/34	140
891	Series 2004-3, Class 1A1, 5.500%, 10/25/34	935
533	Series 2004-C, Class 1A1, VAR, 5.045%, 12/20/34	529
872	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	131
177	Series 2005-4, Class 30PO, PO, 08/25/35	144
530	Series 2005-6, Class 2A7, 5.500%, 10/25/35	531
65	Series 2005-7, Class 30PO, PO, 11/25/35	49
318	Series 2005-8, Class 30PO, PO, 01/25/36	244
1,861	Series 2005-E, Class 4A1, VAR, 2.683%, 03/20/35	1,865
1,206	Series 2010-R11A, Class 1A6, VAR, 5.564%, 08/26/35 (e)	1,230
557	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	569
	Banc of America Mortgage Trust,
635	Series 2003-3, Class 1A7, 5.500%, 05/25/33	669
130	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	126
246	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	243
232	Series 2003-8, Class 2A5, 5.000%, 11/25/18	237
106	Series 2003-8, Class APO, PO, 11/25/33	85
119	Series 2003-9, Class 1A2, PO, 12/25/33	105
788	Series 2003-A, Class 4A1, VAR, 2.728%, 02/25/33	786
313	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	320
1,092	Series 2003-E, Class 2A2, VAR, 2.691%, 06/25/33	1,103
1,146	Series 2003-J, Class 3A2, VAR, 2.633%, 11/25/33	1,160
798	Series 2004-3, Class 15IO, IO, VAR, 0.045%, 04/25/19	3
791	Series 2004-3, Class 1A26, 5.500%, 04/25/34	812
104	Series 2004-4, Class APO, PO, 05/25/34	91
8,001	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	28
1,163	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,223

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
102	Series 2004-6, Class APO, PO, 07/25/34	92
53	Series 2004-9, Class 3A1, 6.500%, 09/25/32	56
704	Series 2004-C, Class 2A2, VAR, 2.693%, 04/25/34	715
826	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	827
	BCAP LLC Trust,
219	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	223
655	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	679
2,000	Series 2009-RR14, Class 3A2, VAR, 2.389%, 08/26/35 (e)	1,997
85	Series 2009-RR14, Class 4A1, VAR, 2.528%, 03/26/36 (e)	85
727	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	750
469	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	474
768	Series 2010-RR12, Class 4A5, VAR, 2.556%, 10/26/36 (e)	766
170	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	172
1,692	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	1,726
534	Series 2010-RR7, Class 16A1, VAR, 0.818%, 02/26/47 (e)	530
692	Series 2010-RR7, Class 1A5, VAR, 4.924%, 04/26/35 (e)	688
4,337	Series 2010-RR7, Class 2A1, VAR, 2.073%, 07/26/45 (e)	4,360
351	Series 2010-RR8, Class 3A3, VAR, 5.067%, 05/26/35 (e)	355
1,500	Series 2010-RR8, Class 3A4, VAR, 5.067%, 05/26/35 (e)	1,418
598	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	600
861	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	873
2,122	Series 2011-RR10, Class 2A1, VAR, 1.007%, 09/26/37 (e)	1,946
1,667	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,692
1,528	Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	1,501
323	Series 2011-RR5, Class 14A3, VAR, 2.501%, 07/26/36 (e)	321
1,357	Series 2012-RR1, Class 5A1, VAR, 4.226%, 07/26/37 (e)	1,435

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,450	Series 2012-RR10, Class 1A1, VAR, 0.385%, 02/26/37 (e)	4,285
3,522	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	3,336
2,092	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	2,041
2,876	Series 2012-RR3, Class 2A5, VAR, 2.079%, 05/26/37 (e)	2,881
1,873	Series 2012-RR4, Class 8A3, VAR, 0.385%, 06/26/47 (e)	1,779
610	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.655%, 03/25/35	593
	Bear Stearns ARM Trust,
447	Series 2003-4, Class 3A1, VAR, 2.304%, 07/25/33	451
192	Series 2003-7, Class 3A, VAR, 2.423%, 10/25/33	193
622	Series 2004-1, Class 12A1, VAR, 2.707%, 04/25/34	623
363	Series 2004-2, Class 14A, VAR, 3.035%, 05/25/34	364
1,300	Series 2005-5, Class A1, VAR, 2.180%, 08/25/35	1,318
2,043	Series 2006-1, Class A1, VAR, 2.369%, 02/25/36	2,057
920	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	960
311	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	313
106	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	94
	Chase Mortgage Finance Trust,
266	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	277
4,174	Series 2007-A1, Class 1A3, VAR, 2.570%, 02/25/37	4,142
360	Series 2007-A1, Class 2A1, VAR, 2.473%, 02/25/37	361
441	Series 2007-A1, Class 7A1, VAR, 2.445%, 02/25/37	444
888	Series 2007-A1, Class 9A1, VAR, 2.522%, 02/25/37	885
918	Series 2007-A2, Class 2A1, VAR, 2.571%, 07/25/37	931
	CHL Mortgage Pass-Through Trust,
594	Series 2002-36, Class A22, 6.000%, 01/25/33	608

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,388	Series 2003-39, Class A6, 5.000%, 10/25/33	1,449
38	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	39
940	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	985
97	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	101
490	Series 2004-3, Class A26, 5.500%, 04/25/34	516
100	Series 2004-3, Class PO, PO, 04/25/34	90
1,380	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,485
171	Series 2004-7, Class 2A1, VAR, 2.469%, 06/25/34	169
784	Series 2004-13, Class 1A4, 5.500%, 08/25/34	840
249	Series 2004-HYB1, Class 2A, VAR, 2.557%, 05/20/34	238
932	Series 2004-HYB3, Class 2A, VAR, 2.329%, 06/20/34	896
646	Series 2004-HYB6, Class A3, VAR, 2.479%, 11/20/34	623
158	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	163
410	Series 2005-16, Class A23, 5.500%, 09/25/35	382
1,795	Series 2005-22, Class 2A1, VAR, 2.554%, 11/25/35	1,530
4,921	Series 2007-4, Class 1A52, IF, IO, 5.245%, 05/25/37	784
110	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	94
	Citigroup Mortgage Loan Trust,
2,018	Series 2008-AR4, Class 1A1A, VAR, 2.734%, 11/25/38 (e)	2,027
1,429	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,512
1,104	Series 2009-10, Class 1A1, VAR, 2.408%, 09/25/33 (e)	1,118
1,059	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,105
1,349	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,403
397	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	399
5,433	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	5,596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,282	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	5,432
	Citigroup Mortgage Loan Trust, Inc.,
263	Series 2003-1, Class 2A5, 5.250%, 10/25/33	268
130	Series 2003-1, Class PO3, PO, 09/25/33	116
23	Series 2003-1, Class WA2, 6.500%, 06/25/31	24
24	Series 2003-1, Class WPO2, PO, 06/25/31	20
67	Series 2003-UP3, Class A3, 7.000%, 09/25/33	69
90	Series 2003-UST1, Class A1, 5.500%, 12/25/18	93
12	Series 2003-UST1, Class PO1, PO, 12/25/18	11
10	Series 2003-UST1, Class PO3, PO, 12/25/18	10
459	Series 2004-UST1, Class A3, VAR, 2.189%, 08/25/34	462
257	Series 2004-UST1, Class A6, VAR, 2.616%, 08/25/34	250
293	Series 2005-1, Class 2A1A, VAR, 2.674%, 04/25/35	226
756	Series 2005-2, Class 2A11, 5.500%, 05/25/35	790
840	Series 2005-5, Class 1A2, VAR, 2.832%, 08/25/35	622
2,121	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,058
	Credit Suisse First Boston Mortgage Securities Corp.,
1,018	Series 2003-1, Class DB1, VAR, 6.685%, 02/25/33	1,031
498	Series 2003-21, Class 1A4, 5.250%, 09/25/33	515
1,703	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,744
739	Series 2003-27, Class 5A4, 5.250%, 11/25/33	755
590	Series 2003-29, Class 1A1, 6.500%, 12/25/33	632
406	Series 2003-29, Class 5A1, 7.000%, 12/25/33	429
747	Series 2003-AR15, Class 3A1, VAR, 2.733%, 06/25/33	748
757	Series 2004-4, Class 2A4, 5.500%, 09/25/34	827
446	Series 2004-5, Class 3A1, 5.250%, 08/25/19	458
895	Series 2004-8, Class 1A4, 5.500%, 12/25/34	969

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
2,067	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	460
1,509	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	271
1,172	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,217
	CSMC,
227	Series 2010-1R, Class 5A1, VAR, 4.955%, 01/27/36 (e)	232
2,246	Series 2011-9R, Class A1, VAR, 2.155%, 03/27/46 (e)	2,255
2,302	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,326
	CSMC Trust,
1,150	Series 2010-16, Class A3, VAR, 3.519%, 06/25/50 (e)	1,173
2,250	Series 2010-16, Class A4, VAR, 3.519%, 06/25/50 (e)	2,316
14,462	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	13,852
552	Series 2011-1R, Class A1, VAR, 1.155%, 02/27/47 (e)	552
805	Series 2011-6R, Class 3A1, VAR, 2.616%, 07/28/36 (e)	809
1,288	Series 2012-2R, Class 2A1, VAR, 1.856%, 03/27/47 (e)	1,272
2,682	Series 2012-3R, Class 1A1, VAR, 2.357%, 07/27/37 (e)	2,672
483	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	500
68	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.282%, 04/26/37 (e)	68
	First Horizon Alternative Mortgage Securities Trust,
1,252	Series 2004-AA4, Class A1, VAR, 2.233%, 10/25/34	1,251
285	Series 2005-AA5, Class 1A2, VAR, 2.250%, 07/25/35	10
666	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	590
8,502	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	1,691
	First Horizon Mortgage Pass-Through Trust,
347	Series 2004-AR2, Class 2A1, VAR, 2.628%, 05/25/34	347
499	Series 2004-AR7, Class 2A2, VAR, 2.552%, 02/25/35	500

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
994	Series 2005-AR1, Class 2A2, VAR, 2.575%, 04/25/35	999
429	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	430
	GMACM Mortgage Loan Trust,
484	Series 2003-AR1, Class A4, VAR, 2.911%, 10/19/33	482
1,689	Series 2003-AR2, Class 2A4, VAR, 2.853%, 12/19/33	1,707
71	Series 2003-J7, Class A10, 5.500%, 11/25/33	74
501	Series 2003-J7, Class A7, 5.000%, 11/25/33	517
81	Series 2003-J8, Class A, 5.250%, 12/25/33	86
702	Series 2004-J1, Class A20, 5.500%, 04/25/34	760
1,552	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,631
433	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	446
2,833	Series 2005-AR3, Class 3A4, VAR, 2.800%, 06/19/35	2,812
	GSMPS Mortgage Loan Trust,
531	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	557
253	Series 2004-4, Class 1AF, VAR, 0.555%, 06/25/34 (e)	220
502	Series 2005-RP2, Class 1AF, VAR, 0.505%, 03/25/35 (e)	439
2,987	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	2,553
1,358	Series 2005-RP3, Class 1AS, IO, VAR, 4.823%, 09/25/35 (e)	187
2,878	Series 2006-RP2, Class 1AS2, IF, IO, 5.893%, 04/25/36 (e)	369
	GSR Mortgage Loan Trust,
175	Series 2003-13, Class 1A1, VAR, 2.576%, 10/25/33	179
88	Series 2003-6F, Class A2, VAR, 0.555%, 09/25/32	83
760	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	781
73	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	86
1,327	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,420
1,896	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,974

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
374		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	370
233		Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	225
2,485		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,577
446		Series 2006-1F, Class 1AP, PO, 02/25/36	331
5,860		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,368
1,785		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,787
4,539		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,444
279		Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.935%, 04/25/35	242
896		Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	913
		Impac Secured Assets Trust,
—	(h)	Series 2006-1, Class 2A1, VAR, 0.505%, 05/25/36	—	(h)
1,416		Series 2006-2, Class 2A1, VAR, 0.505%, 08/25/36	1,396
		IndyMac INDX Mortgage Loan Trust,
6,364		Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	2
244		Series 2006-AR3, Class 2A1A, VAR, 2.528%, 03/25/36	186
		JP Morgan Mortgage Trust,
406		Series 2004-A3, Class 4A1, VAR, 2.506%, 07/25/34	418
339		Series 2004-A4, Class 1A1, VAR, 2.558%, 09/25/34	351
151		Series 2004-S1, Class 1A7, 5.000%, 09/25/34	157
827		Series 2005-A1, Class 3A4, VAR, 2.639%, 02/25/35	837
1,477		Series 2006-A2, Class 4A1, VAR, 2.495%, 08/25/34	1,475
1,250		Series 2006-A2, Class 5A2, VAR, 2.518%, 11/25/33	1,256
2,261		Series 2006-A2, Class 5A3, VAR, 2.518%, 11/25/33	2,259
488		Series 2006-A3, Class 6A1, VAR, 3.128%, 08/25/34	494
542		Series 2007-A1, Class 5A2, VAR, 2.621%, 07/25/35	552
388		JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	388

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
20	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	20
	Lehman Mortgage Trust,
634	Series 2006-2, Class 1A1, VAR, 6.127%, 04/25/36	601
476	Series 2007-6, Class 1A8, 6.000%, 07/25/37	432
944	Series 2008-2, Class 1A6, 6.000%, 03/25/38	853
	LVII Resecuritization Trust,
3,000	Series 2009-2, Class M3, VAR, 5.216%, 09/27/37 (e)	3,041
1,200	Series 2009-3, Class M3, VAR, 5.180%, 11/27/37 (e)	1,213
1,377	Series 2009-3, Class M4, VAR, 5.180%, 11/27/37 (e)	1,466
	MASTR Adjustable Rate Mortgages Trust,
188	Series 2004-3, Class 4A2, VAR, 2.327%, 04/25/34	177
49	Series 2004-4, Class 2A1, VAR, 1.933%, 05/25/34	44
392	Series 2004-13, Class 2A1, VAR, 2.642%, 04/21/34	396
2,037	Series 2004-13, Class 3A7, VAR, 2.636%, 11/21/34	2,079
268	Series 2004-15, Class 3A1, VAR, 2.893%, 12/25/34	270
	MASTR Alternative Loan Trust,
295	Series 2003-4, Class 2A1, 6.250%, 06/25/33	312
255	Series 2003-8, Class 3A1, 5.500%, 12/25/33	271
397	Series 2003-8, Class 5A1, 5.000%, 11/25/18	414
118	Series 2003-9, Class 8A1, 6.000%, 01/25/34	118
101	Series 2004-1, Class 30PO, PO, 02/25/34	83
503	Series 2004-3, Class 2A1, 6.250%, 04/25/34	532
223	Series 2004-3, Class 30PO, PO, 04/25/34	172
235	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	55
320	Series 2004-5, Class 30PO, PO, 06/25/34	295
141	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	27
137	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	27
1,366	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,391

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
117	Series 2004-7, Class 30PO, PO, 08/25/34	94
468	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	84
245	Series 2004-10, Class 1A1, 4.500%, 09/25/19	249
2,435	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	624
	MASTR Asset Securitization Trust,
137	Series 2003-2, Class 1A1, 5.000%, 03/25/18	138
52	Series 2003-2, Class 2A1, 4.500%, 03/25/18	52
409	Series 2003-3, Class 3A18, 5.500%, 04/25/33	412
45	Series 2003-4, Class 3A2, 5.000%, 05/25/18	45
112	Series 2003-4, Class 5A1, 5.500%, 05/25/33	116
110	Series 2003-8, Class 1A1, 5.500%, 09/25/33	114
106	Series 2003-9, Class 15PO, PO, 10/25/18	104
10	Series 2003-10, Class 15PO, PO, 11/25/18	10
9	Series 2003-11, Class 15PO, PO, 12/25/18	9
217	Series 2003-12, Class 6A1, 5.000%, 12/25/33	225
59	Series 2004-1, Class 30PO, PO, 02/25/34	51
50	Series 2004-3, Class PO, PO, 03/25/34	45
70	Series 2004-4, Class 3A1, 4.500%, 04/25/19	71
52	Series 2004-8, Class 1A1, 4.750%, 08/25/19	54
60	Series 2004-8, Class PO, PO, 08/25/19	56
52	Series 2004-9, Class 5A1, 5.250%, 09/25/19	53
774	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	835
2,669	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	2,202
970	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	776
	Merrill Lynch Mortgage Investors Trust,
560	Series 2003-A, Class 2A2, VAR, 1.149%, 03/25/28	558
191	Series 2003-A4, Class 2A, VAR, 2.583%, 07/25/33	197
632	Series 2003-A5, Class 2A6, VAR, 2.298%, 08/25/33	643
573	Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	568

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
2,567		Series 2003-F, Class A1, VAR, 0.795%, 10/25/28	2,561
810		Series 2004-1, Class 2A1, VAR, 2.147%, 12/25/34	794
888		Series 2004-A4, Class A2, VAR, 2.462%, 08/25/34	915
966		Series 2004-D, Class A2, VAR, 1.049%, 09/25/29	952
689		Series 2004-E, Class A2A, VAR, 1.029%, 11/25/29	668
101		Series 2005-A1, Class 3A, VAR, 2.549%, 12/25/34	102
—	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
17		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	18
987		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.692%, 04/25/34	1,042
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,340.250%, 04/20/21	1
		MortgageIT Trust,
592		Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	580
239		Series 2005-5, Class A1, VAR, 0.415%, 12/25/35	225
550		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	561
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
143		Series 2003-A1, Class A1, 5.500%, 05/25/33	148
48		Series 2003-A1, Class A2, 6.000%, 05/25/33	49
33		Series 2003-A1, Class A5, 7.000%, 04/25/33	34
10		Series 2003-A1, Class A7, 5.000%, 04/25/18	10
1,753		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.556%, 03/26/36 (e)	1,754
		Prime Mortgage Trust,
68		Series 2004-1, Class 2A3, 5.250%, 08/25/34	70
862		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	906
430		Series 2005-4, Class 2PO, PO, 10/25/35	138
588		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.495%, 05/25/35	598
		RALI Trust,
79		Series 2001-QS19, Class A2, 6.000%, 12/25/16	80

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
26	Series 2002-QS16, Class A3, IF, 16.299%, 10/25/17	27
896	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	933
226	Series 2003-QR24, Class A5, 4.000%, 07/25/33	229
69	Series 2003-QS1, Class A6, 4.250%, 01/25/33	69
301	Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	32
132	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	9
3,113	Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,937
724	Series 2003-QS13, Class A5, VAR, 0.805%, 07/25/33	676
4,302	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	105
491	Series 2003-QS14, Class A1, 5.000%, 07/25/18	500
370	Series 2003-QS18, Class A1, 5.000%, 09/25/18	378
553	Series 2003-QS19, Class A1, 5.750%, 10/25/33	583
95	Series 2003-QS3, Class A2, IF, 16.159%, 02/25/18	107
64	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	2
227	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	24
786	Series 2004-QA4, Class NB3, VAR, 3.823%, 09/25/34	786
296	Series 2004-QA6, Class NB2, VAR, 2.961%, 12/26/34	247
1,585	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,623
245	Series 2005-QA10, Class A31, VAR, 3.568%, 09/25/35	206
1,796	Series 2005-QA6, Class A32, VAR, 3.482%, 05/25/35	1,516
453	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	386
	RBSSP Resecuritization Trust,
927	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,000
294	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	312
8	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
549	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	562
794	Series 2009-12, Class 1A1, VAR, 5.860%, 11/25/33 (e)	839
1,122	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,140
1,754	Series 2012-3, Class 3A1, VAR, 0.305%, 09/26/36 (e)	1,664
8,920	Series 2012-6, Class 2A1, VAR, 0.315%, 10/26/36 (e) (i)	8,527
	Residential Asset Securitization Trust,
20	Series 2002-A13, Class A4, 5.250%, 12/25/17	20
183	Series 2003-A13, Class A3, 5.500%, 01/25/34	189
44	Series 2003-A14, Class A1, 4.750%, 02/25/19	45
345	Series 2003-A5, Class A1, 5.500%, 06/25/33	366
660	Series 2004-IP2, Class 1A1, VAR, 2.448%, 12/25/34	674
2,379	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	544
4,891	Series 2005-A2, Class A4, IF, IO, 4.895%, 03/25/35	687
763	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	705
573	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	506
	RFMSI Trust,
638	Series 2003-S13, Class A3, 5.500%, 06/25/33	641
77	Series 2003-S14, Class A4, PO, 07/25/18	75
203	Series 2003-S16, Class A3, 5.000%, 09/25/18	206
228	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	238
663	Series 2003-S4, Class A4, 5.750%, 03/25/33	680
219	Series 2004-S6, Class 2A6, PO, 06/25/34	188
638	Series 2005-SA4, Class 1A1, VAR, 2.669%, 09/25/35	536
	RFSC Trust,
5	Series 2002-RM1, Class API, PO, 12/25/17	5
20	Series 2003-RM2, Class AP-3, PO, 05/25/33	17
1,834	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	1,837

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Salomon Brothers Mortgage Securities VII, Inc.,
755	Series 2003-HYB1, Class A, VAR, 2.612%, 09/25/33	770
31	Series 2003-UP2, Class PO1, PO, 12/25/18	27
	Sequoia Mortgage Trust,
1,127	Series 2003-1, Class 1A, VAR, 0.915%, 04/20/33	1,130
1,471	Series 2004-8, Class A1, VAR, 0.855%, 09/20/34	1,412
1,464	Series 2004-8, Class A2, VAR, 1.068%, 09/20/34	1,422
4,257	Series 2004-9, Class A1, VAR, 0.496%, 10/20/34	4,078
1,242	Series 2004-10, Class A1A, VAR, 0.465%, 11/20/34	1,239
	Springleaf Mortgage Loan Trust,
1,604	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	1,668
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,776
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,665
2,500	Series 2012-2A, Class M2, VAR, 4.610%, 10/25/57 (e)	2,577
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,183
5,796	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	5,792
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,081
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,435
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	966
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	451
5,618	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	5,599
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,588
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,789
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,278
2,732	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,727
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,524

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,000	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.377%, 02/25/15	5,000
977	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.371%, 06/25/34	972
	Structured Asset Mortgage Investments II Trust,
1,614	Series 2004-AR5, Class 1A1, VAR, 0.486%, 10/19/34	1,535
2,939	Series 2005-AR5, Class A3, VAR, 0.405%, 07/19/35	2,847
2,468	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.614%, 12/25/33	2,483
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
120	Series 2003-16, Class A3, VAR, 0.655%, 06/25/33	116
293	Series 2003-32, Class 1A1, VAR, 5.453%, 11/25/33	303
661	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	676
318	Series 2003-33H, Class 1APO, PO, 10/25/33	293
697	Series 2003-34A, Class 3A3, VAR, 2.478%, 11/25/33	692
1,705	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,753
258	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	261
	Thornburg Mortgage Securities Trust,
137	Series 2003-4, Class A1, VAR, 0.795%, 09/25/43	135
166	Series 2004-1, Class II2A, VAR, 1.636%, 03/25/44	164
	WaMu Mortgage Pass-Through Certificates Trust,
30	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	30
1,621	Series 2003-AR11, Class A6, VAR, 2.426%, 10/25/33	1,648
824	Series 2003-AR7, Class A7, VAR, 2.300%, 08/25/33	834
675	Series 2003-AR8, Class A, VAR, 2.397%, 08/25/33	698
2,288	Series 2003-AR9, Class 1A6, VAR, 2.408%, 09/25/33	2,369
583	Series 2003-AR9, Class 2A, VAR, 2.442%, 09/25/33	591

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
733	Series 2003-S1, Class A5, 5.500%, 04/25/33	760
200	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	208
61	Series 2003-S7, Class A1, 4.500%, 08/25/18	62
233	Series 2003-S8, Class A6, 4.500%, 09/25/18	235
1,947	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,002
67	Series 2003-S9, Class P, PO, 10/25/33	52
157	Series 2004-AR3, Class A1, VAR, 2.377%, 06/25/34	160
1,065	Series 2004-AR3, Class A2, VAR, 2.377%, 06/25/34	1,087
697	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	713
204	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	210
350	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	366
2,785	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	2,920
205	Series 2006-AR10, Class 2P, VAR, 2.297%, 09/25/36	182
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
242	Series 2005-1, Class 1A1, 5.500%, 03/25/35	245
8,485	Series 2005-2, Class 1A4, IF, IO, 4.895%, 04/25/35	1,212
1,044	Series 2005-4, Class CB7, 5.500%, 06/25/35	975
145	Series 2005-4, Class DP, PO, 06/25/20	135
959	Series 2005-6, Class 2A4, 5.500%, 08/25/35	888
10,996	Series 2005-11, Class A4, IF, IO, 4.795%, 01/25/36	1,255
	Washington Mutual MSC Mortgage Pass-Through Certificates,
532	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	584
48	Series 2004-RA4, Class 1P, PO, 04/25/19	47
1,366	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,374
	Wells Fargo Mortgage-Backed Securities Trust,
268	Series 2003-17, Class APO, PO, 01/25/34	242
1,393	Series 2003-G, Class A1, VAR, 2.490%, 06/25/33	1,415

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
291	Series 2003-K, Class 1A1, VAR, 2.491%, 11/25/33	296
80	Series 2003-K, Class 1A2, VAR, 2.491%, 11/25/33	81
152	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	154
1,077	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	1,098
135	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	138
584	Series 2004-EE, Class 3A1, VAR, 2.533%, 12/25/34	593
1,430	Series 2004-I, Class 1A1, VAR, 2.618%, 07/25/34	1,447
3,240	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,311
104	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	105
2,013	Series 2004-U, Class A1, VAR, 2.587%, 10/25/34	2,024
793	Series 2004-V, Class 1A1, VAR, 2.608%, 10/25/34	803
219	Series 2005-9, Class 1APO, PO, 10/25/35	189
440	Series 2005-AR16, Class 2A1, VAR, 2.619%, 02/25/34	448
744	Series 2005-AR8, Class 2A1, VAR, 2.600%, 06/25/35	749
1,267	Series 2007-7, Class A7, 6.000%, 06/25/37	1,255
819	Series 2007-11, Class A14, 6.000%, 08/25/37	816

		410,418

	Total Collateralized Mortgage Obligations (Cost $1,304,570)	1,349,897

Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
1,339	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,342
3,387	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	3,398
	ACRE Commercial Mortgage Trust, (Cayman Islands),
373	Series 2014-FL2, Class B, VAR, 2.200%, 08/15/31 (e)	373
373	Series 2014-FL2, Class C, VAR, 2.650%, 08/15/31 (e)	373
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

800	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	817
	Banc of America Re-REMIC Trust,
1,000	Series 2014-520M, Class A, VAR, 4.325%, 08/15/46 (e)	1,055
2,500	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	2,401
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,076
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,877
40	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	40
1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.399%, 07/15/44	1,141
1,887	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,912
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,082
	COMM Mortgage Trust,
5,973	Series 2012-CR2, Class XA, IO, VAR, 2.081%, 08/15/45	623
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,631
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.250%, 07/10/45 (e)	2,383
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,237
162	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.301%, 01/17/32	162
	Commercial Mortgage Pass-Through Certificates,
1,501	Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	1,508
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,553
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	752
857	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K038, Class A2, 3.389%, 03/25/24	896
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,012

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,907	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,940
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,155
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,466
22,015	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.779%, 11/10/39 (e)	215
	JP Morgan Chase Commercial Mortgage Securities Trust,
78,694	Series 2006-CB15, Class X1, IO, VAR, 0.410%, 06/12/43	357
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	603
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,091
23,224	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.636%, 05/25/39 (e)	566
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,767
	LB-UBS Commercial Mortgage Trust,
59,912	Series 2006-C1, Class XCL, IO, VAR, 0.534%, 02/15/41 (e)	247
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,085
819	Series 2007-C2, Class A3, 5.430%, 02/15/40	892
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,018
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,047
	Morgan Stanley Capital I Trust,
250	Series 2007-T27, Class A4, VAR, 5.831%, 06/11/42	276
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,297
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,543
	Morgan Stanley Re-REMIC Trust,
704	Series 2009-IO, Class B, PO, 07/17/56 (e)	701
5,731	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	5,747
7,004	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	7,039
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,903

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

504		NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	509
3,032		NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	3,035
2,123		RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,078
2,286		RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,356
7,685		UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.477%, 05/10/45 (e)	954
3,175		UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,206
		UBS-Barclays Commercial Mortgage Trust,
1,300		Series 2012-C2, Class A4, 3.525%, 05/10/63	1,345
15,136		Series 2012-C2, Class XA, IO, VAR, 1.929%, 05/10/63 (e)	1,271
857		Series 2013-C6, Class A4, 3.244%, 04/10/46	865
		VNDO Mortgage Trust,
2,991		Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,959
1,500		Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	1,585
		Wachovia Bank Commercial Mortgage Trust,
172		Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	172
119,589		Series 2006-C24, Class XC, IO, VAR, 0.274%, 03/15/45 (e)	236
3,000		Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	3,003
3,652		Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	3,654
		WFRBS Commercial Mortgage Trust,
1,250		Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,365
—	(h)	Series 2012-C6, Class A1, 1.081%, 04/15/45	—	(h)
1,200		Series 2012-C6, Class A4, 3.440%, 04/15/45	1,245
750		Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	715

		Total Commercial Mortgage-Backed Securities (Cost $103,150)	104,266

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 37.3%
		Federal Home Loan Mortgage Corp.,
173		ARM, 1.936%, 05/01/37	182
449		ARM, 2.098%, 08/01/36 - 10/01/36	475
412		ARM, 2.125%, 10/01/36	437
140		ARM, 2.209%, 03/01/35	149
320		ARM, 2.265%, 11/01/36	343
240		ARM, 2.290%, 11/01/36	255
216		ARM, 2.304%, 04/01/34	229
771		ARM, 2.309%, 03/01/37	823
57		ARM, 2.320%, 02/01/37	61
232		ARM, 2.332%, 09/01/36	248
188		ARM, 2.355%, 12/01/33	201
139		ARM, 2.368%, 09/01/37	149
248		ARM, 2.370%, 05/01/36	266
483		ARM, 2.375%, 11/01/36	517
189		ARM, 2.378%, 11/01/36	202
23		ARM, 2.384%, 01/01/30	24
239		ARM, 2.405%, 03/01/36	256
108		ARM, 2.407%, 07/01/37	116
90		ARM, 2.480%, 10/01/37	96
214		ARM, 2.489%, 05/01/38	231
493		ARM, 2.505%, 12/01/35 - 02/01/37	529
560		ARM, 2.506%, 06/01/36	603
285		ARM, 2.664%, 04/01/38	307
144		ARM, 2.667%, 12/01/36	156
135		ARM, 2.689%, 02/01/37	145
899		ARM, 2.785%, 10/01/36	963
100		ARM, 2.826%, 02/01/37	108
486		ARM, 3.054%, 03/01/36	525
237		ARM, 5.045%, 01/01/35	249
28		ARM, 6.335%, 10/01/36	29
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
89		4.500%, 10/01/18	94
108		5.000%, 12/01/18	114
696		5.500%, 06/01/17 - 12/01/22	764
779		6.000%, 06/01/17 - 03/01/22	821
284		6.500%, 02/01/17 - 03/01/22	301
109		7.000%, 03/01/17 - 07/01/17	114
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,839		4.000%, 02/01/32	3,013
1,456		5.500%, 05/01/27 - 03/01/28	1,644
446		6.000%, 12/01/22 - 02/01/24	500
969		6.500%, 05/01/22 - 01/01/28	1,105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
177	4.000%, 10/01/33	188
6,179	4.500%, 09/01/40 - 05/01/41	6,708
5,668	5.000%, 08/01/40	6,257
3,510	5.500%, 01/01/33 - 03/01/40	3,913
534	6.000%, 11/01/28 - 12/01/33	608
3,201	6.500%, 05/01/24 - 03/01/38	3,676
911	7.000%, 07/01/29 - 10/01/36	1,030
76	7.500%, 09/01/38	86
27	8.500%, 08/01/30	28
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,024	7.500%, 01/01/32 - 12/01/36	1,223
557	10.000%, 10/01/30	634
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
29,674	3.500%, 10/01/32 - 06/01/43	30,677
14,818	4.000%, 09/01/32 - 10/01/42	15,705
1,868	5.500%, 02/01/18 - 12/01/35	2,022
2,936	6.000%, 02/01/33 - 04/01/36	3,202
4,141	6.500%, 11/01/36 - 10/17/38	4,626
71	7.000%, 12/01/14 - 08/01/47	78
44	10.500%, 07/20/21	46
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5	7.500%, 03/01/17 - 05/01/17	5
2	8.750%, 06/01/17	2
1	10.500%, 05/01/19	1
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
514	ARM, 1.570%, 08/01/34	532
238	ARM, 1.784%, 01/01/33	252
362	ARM, 1.788%, 07/01/33	393
593	ARM, 1.834%, 05/01/35	632
7	ARM, 1.875%, 03/01/19	7
3,513	ARM, 1.899%, 01/01/35 - 02/01/35	3,703
265	ARM, 1.916%, 02/01/35	282
244	ARM, 1.941%, 10/01/34	257
487	ARM, 1.975%, 09/01/36	515
286	ARM, 2.022%, 11/01/37	302
170	ARM, 2.038%, 04/01/34	178
237	ARM, 2.106%, 06/01/34	252
213	ARM, 2.124%, 06/01/35	227
396	ARM, 2.127%, 11/01/33	420
186	ARM, 2.142%, 01/01/36	198
169	ARM, 2.143%, 09/01/35	181

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
300		ARM, 2.153%, 09/01/34	321
300		ARM, 2.155%, 10/01/34	318
265		ARM, 2.175%, 10/01/34	283
333		ARM, 2.180%, 10/01/34	355
123		ARM, 2.220%, 05/01/35	131
283		ARM, 2.241%, 08/01/36	307
76		ARM, 2.252%, 05/01/35	81
53		ARM, 2.262%, 04/01/34	53
234		ARM, 2.267%, 08/01/34	249
310		ARM, 2.269%, 10/01/36	337
291		ARM, 2.270%, 07/01/36	312
658		ARM, 2.275%, 07/01/37	705
216		ARM, 2.276%, 02/01/34	230
88		ARM, 2.277%, 11/01/33	89
112		ARM, 2.295%, 01/01/34	119
415		ARM, 2.321%, 07/01/33	442
128		ARM, 2.332%, 07/01/37	137
273		ARM, 2.335%, 05/01/34	292
715		ARM, 2.338%, 04/01/35	761
471		ARM, 2.345%, 06/01/36	509
461		ARM, 2.354%, 04/01/35	494
494		ARM, 2.362%, 12/01/37	530
101		ARM, 2.428%, 01/01/38	108
306		ARM, 2.454%, 12/01/36	329
243		ARM, 2.475%, 09/01/33	259
442		ARM, 2.505%, 10/01/34	475
256		ARM, 2.519%, 11/01/36	277
218		ARM, 2.560%, 12/01/36	235
18		ARM, 2.614%, 09/01/27	19
204		ARM, 2.678%, 10/01/36	220
5,330		ARM, 2.875%, 03/01/36	5,671
49		ARM, 3.705%, 03/01/29	52
		Federal National Mortgage Association, 15 Year, Single Family,
192		4.500%, 03/01/19	204
1,199		5.000%, 06/01/18 - 08/01/24	1,289
1,806		5.500%, 11/01/18 - 11/01/23	1,938
1,240		6.000%, 06/01/16 - 08/01/22	1,304
985		6.500%, 08/01/16 - 02/01/24	1,073
375		7.000%, 03/01/17 - 08/01/21	396
28		7.500%, 03/01/17 - 10/01/17	29
5		8.000%, 06/01/15 - 01/01/16	5
		Federal National Mortgage Association, 20 Year, Single Family,
9,538		3.500%, 12/01/30 - 08/01/32	10,003
—	(h)	4.500%, 04/01/30	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	5.000%, 10/01/25	—	(h)
—	(h)	5.500%, 02/01/23	—	(h)
419		6.000%, 01/01/28 - 09/01/29	473
1,192		6.500%, 05/01/22 - 12/01/27	1,346
36		7.500%, 09/01/21	40
		Federal National Mortgage Association, 30 Year, FHA/VA,
51		6.000%, 09/01/33	56
3,365		6.500%, 02/01/29 - 08/01/39	3,871
129		7.000%, 10/01/28 - 02/01/33	147
51		8.000%, 06/01/28	58
11		8.500%, 03/01/30 - 06/01/30	12
177		9.000%, 05/01/18 - 06/01/31	197
8		10.000%, 07/01/19	8
6		10.500%, 11/01/18	6
15		11.000%, 04/01/19	15
		Federal National Mortgage Association, 30 Year, Single Family,
5,280		3.500%, 03/01/43	5,442
2,200		4.000%, 08/01/33 - 04/01/34	2,337
1,151		4.500%, 05/01/29 - 09/01/34	1,248
1,225		5.000%, 06/01/33 - 05/01/36	1,364
3,989		5.500%, 11/01/32 - 05/01/40	4,506
4,304		6.000%, 12/01/28 - 11/01/38	4,903
3,553		6.500%, 11/01/29 - 09/01/38	4,077
4,139		7.000%, 04/01/20 - 01/01/39	4,711
2,665		7.500%, 08/01/36 - 04/01/39	3,149
736		8.000%, 03/01/27 - 10/01/36	898
86		8.500%, 12/01/27 - 02/01/30	96
—	(h)	9.000%, 04/01/26	—	(h)
7		9.500%, 07/01/28	7
5		10.000%, 02/01/24	6
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
—	(h)	VAR, 0.505%, 01/01/23	—	(h)
—	(h)	VAR, 0.515%, 01/01/23	—	(h)
2,300		VAR, 0.755%, 03/01/22	2,304
4,000		VAR, 0.765%, 04/01/22	4,034
5,000		VAR, 0.775%, 12/01/20	5,000
4,000		VAR, 0.925%, 04/01/22	4,028
3,807		VAR, 0.955%, 03/01/22	3,807
274		VAR, 2.250%, 08/01/34	295
2,408		VAR, 6.070%, 11/01/18	2,598
2,008		10/25/29	2,074
—	(h)	1.519%, 12/01/19	—	(h)
—	(h)	1.632%, 01/01/20	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,000		1.690%, 12/01/19	1,957
1,959		1.808%, 06/01/20	1,927
5,000		2.056%, 01/01/17	4,995
2,830		2.066%, 12/01/20	2,774
20,000		2.077%, 06/01/20	20,021
4,216		2.221%, 01/01/23	4,101
—	(h)	2.273%, 07/01/19	—	(h)
1,689		2.314%, 12/01/22	1,654
8,274		2.418%, 12/01/22 - 01/01/23	8,146
12,335		2.449%, 11/01/22 - 12/01/22	12,134
1,943		2.459%, 11/01/22	1,920
6,000		2.480%, 12/01/22 - 02/01/23	5,928
5,821		2.490%, 11/01/22	5,766
3,386		2.500%, 12/01/22	3,354
6,084		2.542%, 02/01/23	6,022
2,948		2.552%, 09/01/22 - 11/01/22	2,915
5,500		2.583%, 04/01/23	5,413
5,064		2.593%, 10/01/22 - 06/01/23	5,046
13,880		2.604%, 10/01/22 - 05/01/23	13,755
11,672		2.614%, 10/01/22 - 12/01/22	11,638
1,963		2.640%, 04/01/23	1,958
10,320		2.650%, 08/01/22 - 03/01/23	10,299
3,000		2.670%, 07/01/22	3,022
10,640		2.686%, 06/01/22 - 10/01/22	10,698
5,850		2.690%, 07/01/22	5,910
5,770		2.759%, 07/01/22	5,829
2,868		2.831%, 05/01/22	2,914
6,706		2.841%, 03/01/22 - 07/01/22	6,713
7,000		2.852%, 06/01/22	7,082
10,862		2.883%, 06/01/22 - 07/01/22	11,057
5,250		2.924%, 07/01/22	5,358
8,202		2.955%, 05/01/22 - 08/01/22	8,386
8,871		2.996%, 05/01/22 - 09/01/22	9,092
6,644		3.000%, 01/01/43 - 08/01/43	6,613
3,849		3.038%, 05/01/22	3,957
3,000		3.079%, 06/01/22	3,067
2,444		3.089%, 02/01/22	2,527
5,000		3.100%, 05/01/22	5,172
9,831		3.120%, 01/01/22 - 05/01/22	10,195
12,564		3.131%, 12/01/21 - 01/01/22	13,017
2,408		3.182%, 05/01/22	2,497
7,715		3.193%, 01/01/22	8,024
3,662		3.224%, 05/01/22	3,807
2,574		3.230%, 11/01/20	2,709
1,913		3.234%, 01/01/22	1,996
9,374		3.244%, 02/01/22	9,763

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,974		3.290%, 10/01/20	2,083
3,806		3.306%, 02/01/22	3,984
5,040		3.348%, 01/01/22	5,292
1,960		3.379%, 11/01/20	2,070
945		3.382%, 10/01/20	1,005
2,912		3.389%, 10/01/20	3,073
4,023		3.461%, 11/01/20	4,257
3,692		3.472%, 10/01/20	3,909
3,600		3.482%, 11/01/20	3,808
6,500		3.490%, 09/01/23	6,867
24,934		3.500%, 02/01/33 - 06/01/43	25,744
8,138		3.544%, 09/01/20 - 11/01/21	8,637
3,752		3.590%, 12/01/20 - 08/01/23	4,030
2,500		3.596%, 12/01/20	2,661
2,836		3.600%, 09/01/20	3,037
6,551		3.621%, 09/01/20	6,983
4,669		3.639%, 12/01/20	4,993
5,321		3.658%, 04/01/18 - 10/01/20	5,683
1,200		3.709%, 10/01/21	1,284
19,193		3.740%, 07/01/20 - 09/01/20	20,612
6,100		3.792%, 07/01/23	6,535
2,915		3.802%, 09/01/20	3,134
—	(h)	3.810%, 01/01/19	—	(h)
1,000		3.864%, 07/01/23	1,075
26,875		3.895%, 01/01/21 - 09/01/21	29,013
2,600		3.926%, 08/01/20	2,784
1,554		3.930%, 07/01/20	1,689
4,000		3.940%, 07/01/21	4,334
6,200		3.957%, 12/01/21	6,647
2,918		3.960%, 08/01/20	3,177
1,876		3.968%, 09/01/20	2,027
2,000		3.980%, 11/01/16	2,020
2,386		3.988%, 07/01/21	2,591
3,000		3.999%, 01/01/21	3,258
26,847		4.000%, 11/01/33 - 07/01/42	28,491
5,000		4.019%, 09/01/21	5,436
1,984		4.061%, 01/01/21	2,159
20,171		4.081%, 07/01/20 - 07/01/21	21,995
5,760		4.102%, 06/01/21 - 07/01/21	6,289
2,282		4.123%, 07/01/21	2,499
2,351		4.130%, 07/01/20	2,577
3,000		4.154%, 06/01/21	3,274
1,600		4.174%, 10/01/20	1,752
3,359		4.185%, 08/01/21	3,693
8,000		4.195%, 07/01/21	8,791
7,761		4.201%, 07/01/20	8,488

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,273		4.205%, 10/01/21	2,503
10,966		4.216%, 11/01/26	11,912
1,891		4.257%, 04/01/20	2,072
23,217		4.281%, 01/01/20	25,252
4,536		4.288%, 08/01/21	4,967
4,000		4.290%, 06/01/20	4,417
8,452		4.298%, 03/01/21 - 07/01/21	9,321
897		4.302%, 01/01/21	997
1,471		4.330%, 02/01/21	1,633
3,886		4.350%, 04/01/20	4,299
3,778		4.368%, 04/01/20	4,194
—	(h)	4.369%, 02/01/20	—	(h)
3,965		4.380%, 01/01/21 - 04/01/21	4,406
4,433		4.381%, 06/01/21	4,907
2,000		4.391%, 04/01/21	2,218
6,624		4.399%, 02/01/20	7,334
1,474		4.443%, 04/01/21	1,635
7,648		4.453%, 06/01/21	8,497
2,403		4.464%, 06/01/21	2,671
1,205		4.474%, 07/01/21	1,341
9,000		4.484%, 06/01/21	9,970
1,992		4.495%, 02/01/21	2,214
148		4.500%, 08/01/33	158
5,800		4.546%, 02/01/20	6,427
3,496		4.552%, 08/01/26	3,835
5,913		4.629%, 02/01/21 - 06/01/21	6,580
2,880		4.762%, 08/01/26	3,254
4,799		4.794%, 01/01/21	5,393
1,792		5.000%, 04/01/22 - 01/01/36	1,993
3,934		5.135%, 02/01/31	4,504
1,711		5.500%, 03/01/17 - 04/01/38	1,858
2,310		6.000%, 02/01/36 - 11/01/39	2,531
408		6.500%, 10/01/35 - 06/01/36	466
2,120		7.000%, 12/01/36 - 10/01/46	2,293
8		10.368%, 06/15/21	8
3		11.000%, 08/20/20	3
37		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	38
		Government National Mortgage Association II, 30 Year, Single Family,
753		5.500%, 09/20/39	838
3,617		6.000%, 09/20/38 - 08/20/39	4,129
2,086		6.500%, 10/20/33 - 01/20/39	2,396
17		7.500%, 02/20/28 - 09/20/28	20
25		8.000%, 06/20/26 - 10/20/27	29
15		8.500%, 03/20/25 - 05/20/25	17

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, Other,
3,124	4.433%, 05/20/63	3,425
2,059	4.462%, 05/20/63	2,260
3,082	4.479%, 04/20/63	3,346
243	6.000%, 11/20/38	260
601	Government National Mortgage Association II, Other, 30 Year, Single Family, 6.500%, 09/20/34	652
	Government National Mortgage Association, 15 Year, Single Family,
142	6.000%, 06/15/18	149
17	7.000%, 10/15/16	17
28	7.500%, 11/15/17	30
18	8.000%, 01/15/16	18
	Government National Mortgage Association, 30 Year, Single Family,
79	6.375%, 08/15/26	90
2,133	6.500%, 10/15/27 - 04/15/33	2,452
1,811	7.000%, 09/15/31 - 03/15/37	2,093
61	7.500%, 11/15/22 - 01/15/33	65
7	8.000%, 09/15/22 - 04/15/28	8
6	9.000%, 01/15/31	6
456	9.500%, 10/15/24	513
2	11.000%, 01/15/21	2
	Government National Mortgage Association, Other, 20 Year, Single Family,
410	6.500%, 08/15/22 - 11/15/23	463
45	7.000%, 08/15/23	49

	Total Mortgage Pass-Through Securities (Cost $920,895)	944,741

U.S. Treasury Obligations — 0.3%
	U.S. Treasury Coupon STRIPS,
6,000	2.231%, 05/15/21 (n)	5,217
500	2.424%, 05/15/23 (n)	406
1,000	2.540%, 02/15/23 (n)	819
500	3.179%, 02/15/30 (n)	317
650	5.359%, 11/15/30 (n)	401
500	5.563%, 02/15/29 (n)	329
200	5.714%, 08/15/28 (n)	134
700	U.S. Treasury Notes, 1.750%, 10/31/20	693

	Total U.S. Treasury Obligations (Cost $8,043)	8,316

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
1,657	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.500%, 04/10/15 (i)	1,648

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Real Estate Management & Development — continued
2,882	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	2,867
1,327	Progress Residential LP, Revolving Loan, VAR, 4.000%, 09/04/15 (i)	1,321
2,580	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	2,567

	Total Loan Assignments (Cost $8,446)	8,403

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.5%
	Investment Company — 1.5%
37,703	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $37,703)	37,703

	Total Investments — 99.9% (Cost $2,459,603)	2,531,829
	Other Assets in Excess of Liabilities — 0.1%	3,114

	NET ASSETS — 100.0%	$2,534,943

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.8%
10,078	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	10,165
4,497	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	4,371
	Ally Auto Receivables Trust,
412	Series 2010-4, Class A4, 1.350%, 12/15/15	413
1,289	Series 2010-5, Class A4, 1.750%, 03/15/16	1,292
1,173	Series 2011-4, Class A4, 1.140%, 06/15/16	1,176
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,333
1,052	Series 2012-2, Class A3, 0.740%, 04/15/16	1,053
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,798
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,035
2,171	Series 2012-4, Class A4, 0.800%, 10/16/17	2,172
4,051	Series 2012-5, Class A3, 0.620%, 03/15/17	4,056
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,204
	American Credit Acceptance Receivables Trust,
1,321	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	1,323
1,257	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	1,259
2,108	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	2,116
1,644	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	1,647
1,250	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	1,252
4,411	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	4,408
	AmeriCredit Automobile Receivables Trust,
549	Series 2010-B, Class A3, 2.490%, 11/06/17	552
602	Series 2011-5, Class A3, 1.550%, 07/08/16	602
353	Series 2012-1, Class A3, 1.230%, 09/08/16	353
1,105	Series 2012-2, Class A3, 1.050%, 10/11/16	1,106
6,640	Series 2012-3, Class A3, 0.960%, 01/09/17	6,649

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,861	Series 2012-4, Class A3, 0.670%, 06/08/17	1,863
1,644	Series 2013-2, Class A2, 0.530%, 11/08/16	1,645
6,397	Series 2013-4, Class A2, 0.740%, 11/08/16	6,403
603	Series 2014-1, Class A3, 0.900%, 02/08/19	603
4,507	Series 2014-2, Class A3, 0.940%, 02/08/19	4,507
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.280%, 08/25/32	49
2,717	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	2,716
1,742	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,742
1,277	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	1,278
3,621	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,629
	Bear Stearns Asset-Backed Securities Trust,
502	Series 2003-SD2, Class 2A, VAR, 2.842%, 06/25/43	504
506	Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	484
7,856	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	7,853
2,082	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,074
17,000	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,192
3,841	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	3,858
	Capital Auto Receivables Asset Trust,
5,000	Series 2013-3, Class A2, 1.040%, 11/21/16	5,019
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,137
6,310	Series 2013-4, Class A3, 1.090%, 03/20/18	6,322
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,030
2,068	Series 2014-3, 1.491%, 11/20/18	2,068
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,436

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	227

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CarFinance Capital Auto Trust,
870	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	872
697	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	700
5,325	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	5,337
	CarMax Auto Owner Trust,
8,925	Series 2010-3, Class A4, 1.410%, 02/16/16	8,941
5,464	Series 2011-1, Class A4, 2.160%, 09/15/16	5,499
1,590	Series 2011-2, Class A4, 1.350%, 02/15/17	1,600
3,791	Series 2012-1, Class A3, 0.890%, 09/15/16	3,797
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,064
3,303	Series 2012-3, Class A3, 0.520%, 07/17/17	3,306
5,161	Series 2013-1, Class A3, 0.600%, 10/16/17	5,167
1,804	Series 2013-4, Class A3, 0.800%, 07/16/18	1,801
1,313	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	1,313
4,437	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,509
20,340	CFC 2012-1 LLC, Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	20,353
6,160	Citibank Credit Card Issuance Trust, Series 2014-A2, 1.020%, 02/22/19	6,147
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,596
2,210	Series 2012-A, Class A3, 0.940%, 05/15/17	2,213
1,327	Series 2012-B, Class A3, 0.860%, 09/15/17	1,330
2,446	Series 2012-C, Class A3, 0.570%, 12/15/17	2,448
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,440
4,900	Series 2014-B, Class A3, 0.910%, 05/15/19	4,889
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	10,019
	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	1,504

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

697	Series 2005-6, Class M1, VAR, 0.645%, 12/25/35	694
	CPS Auto Receivables Trust,
1,486	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,512
6,368	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	6,454
1,378	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,378
1,996	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,007
3,718	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	3,734
2,832	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	2,833
5,935	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	5,930
	CPS Auto Trust,
2,357	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	2,381
3,344	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	3,356
	Credit Acceptance Auto Loan Trust,
1,469	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	1,476
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,552
92	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	101
417	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.465%, 11/25/35	414
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,457
5,949	DT Auto Owner Trust, Series 2014-2A, Class A, 0.680%, 08/15/17 (e)	5,947
	Exeter Automobile Receivables Trust,
1,257	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	1,259
1,412	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,414
5,286	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	5,305
2,172	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	2,173
14	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	15
6,558	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	6,586

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Flagship Credit Auto Trust,
2,103	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	2,106
6,259	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	6,277
4,242	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	4,239
16,044	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	16,058
	Ford Credit Auto Owner Trust,
1,822	Series 2012-A, Class A3, 0.840%, 08/15/16	1,825
2,229	Series 2013-A, Class A3, 0.550%, 07/15/17	2,231
8,098	Series 2013-C, Class A3, 0.820%, 12/15/17	8,121
3,511	Series 2014-B, Class A3, 0.900%, 10/15/18	3,520
13,871	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	13,876
12,095	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.800%, 11/15/17	12,181
2,143	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	2,146
6,831	GM Financial Automobile Leasing Trust, Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	6,835
	GMAT Trust,
3,996	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	4,009
3,274	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	3,283
8,000	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	8,005
	HLSS Servicer Advance Receivables Trust,
14,078	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,191
5,486	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	5,491
4	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	4
	Honda Auto Receivables Owner Trust,
1,472	Series 2012-1, Class A3, 0.770%, 01/15/16	1,474
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,757
2,387	Series 2012-2, Class A3, 0.700%, 02/16/16	2,390
2,492	Series 2014-1, Class A3, 0.670%, 11/21/17	2,485

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,605	Series 2014-2, Class A3, 0.770%, 03/19/18	2,605
	HSBC Home Equity Loan Trust USA,
4,118	Series 2006-1, Class A1, VAR, 0.316%, 01/20/36	4,093
4,280	Series 2006-2, Class A1, VAR, 0.305%, 03/20/36	4,246
4,326	Series 2007-3, Class APT, VAR, 1.356%, 11/20/36	4,325
	Huntington Auto Trust,
3,635	Series 2012-1, Class A3, 0.810%, 09/15/16	3,641
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,867
14,872	Series 2012-2, Class A3, 0.510%, 04/17/17	14,879
	Hyundai Auto Receivables Trust,
12,077	Series 2010-B, Class A4, 1.630%, 03/15/17	12,140
737	Series 2011-B, Class A4, 1.650%, 02/15/17	739
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,453
2,655	Series 2012-B, Class A3, 0.620%, 09/15/16	2,657
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,814
8,462	Series 2013-A, Class A3, 0.560%, 07/17/17	8,471
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,990
784	Series 2014-A, Class A3, 0.790%, 07/16/18	783
3,265	Series 2014-B, Class A3, 0.900%, 12/17/18	3,262
	John Deere Owner Trust,
2,116	Series 2012-A, Class A3, 0.750%, 03/15/16	2,119
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,917
2,326	Series 2014-B, Class A3, 1.070%, 11/15/18	2,325
	LV Tower 52 Issuer LLC,
7,855	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	7,862
10,725	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	10,725
482	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	481

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	229

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,213	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3, 0.680%, 12/15/16	4,216
4,785	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,797
874	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	938
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.405%, 03/25/33	457
615	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.255%, 12/25/31	577
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,669
1,972	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,972
6,990	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.509%, 12/07/20	6,996
6,778	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	6,788
1,354	Nissan Auto Lease Trust, Series 2014-A, Class A3, 0.800%, 02/15/17	1,354
	Nissan Auto Receivables Owner Trust,
2,079	Series 2012-A, Class A3, 0.730%, 05/16/16	2,081
2,331	Series 2012-A, Class A4, 1.000%, 07/16/18	2,343
16,141	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	16,117
13,130	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	13,130
5,204	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,221
	OneMain Financial Issuance Trust,
5,262	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,262
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,387
2,684	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	2,690
22	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	22
7,272	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	7,300
	Santander Drive Auto Receivables Trust,
52	Series 2012-3, Class A3, 1.080%, 04/15/16	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

995	Series 2012-5, Class A3, 0.830%, 12/15/16	996
735	Series 2012-6, Class A3, 0.620%, 07/15/16	735
4,738	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	4,740
756	Series 2013-3, Class A2, 0.550%, 09/15/16	756
2,901	Series 2013-4, Class A3, 1.110%, 12/15/17	2,914
	SNAAC Auto Receivables Trust,
434	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	435
1,946	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	1,945
	SpringCastle America Funding LLC,
4,046	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	4,063
28,139	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	28,217
	Springleaf Funding Trust,
16,445	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	16,566
16,415	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,404
2,719	Stanwich Mortgage Loan Co. LLC, Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	2,717
4,219	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	4,214
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	4,605
9,715	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	9,703
3,402	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	3,412
1,488	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	1,489
	Vericrest Opportunity Loan Transferee LLC,
13,925	Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	13,925
11,572	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	11,532
15,682	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	15,681

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,337		VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	3,359
1,154		VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	1,160
7,361		VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	7,382
7,665		VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	7,716
10,374		VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	10,431
11,241		VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	11,260
11,296		VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	11,329
18,586		VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	18,623
6,329		Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	6,382
		World Omni Auto Receivables Trust,
3,381		Series 2012-A, Class A3, 0.640%, 02/15/17	3,385
4,750		Series 2012-A, Class A4, 0.850%, 08/15/18	4,766
961		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	962

		Total Asset-Backed Securities (Cost $879,329)	883,641

Collateralized Mortgage Obligations — 7.3%
		Agency CMO — 6.1%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
748		Series 31, Class Z, 8.000%, 04/25/24	851
115		Series 56, Class Z, 7.500%, 09/20/26	135
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 2, Class Z, 9.300%, 03/15/19	5
3		Series 12, Class A, 9.250%, 11/15/19	3
8		Series 16, Class D, 10.000%, 10/15/19	8
15		Series 17, Class I, 9.900%, 10/15/19	17
26		Series 23, Class F, 9.600%, 04/15/20	29
10		Series 26, Class F, 9.500%, 02/15/20	11
2		Series 81, Class A, 8.125%, 11/15/20	2
11		Series 85, Class C, 8.600%, 01/15/21	12
7		Series 99, Class Z, 9.500%, 01/15/21	8
2		Series 159, Class H, 4.500%, 09/15/21	2
3		Series 189, Class D, 6.500%, 10/15/21	3
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2	Series 1053, Class G, 7.000%, 03/15/21	3
6	Series 1056, Class KZ, 6.500%, 03/15/21	6
3	Series 1074, Class H, 8.500%, 05/15/21	3
10	Series 1082, Class C, 9.000%, 05/15/21	11
4	Series 1087, Class I, 8.500%, 06/15/21	5
14	Series 1125, Class Z, 8.250%, 08/15/21	16
14	Series 1142, Class IA, 7.000%, 10/15/21	15
2	Series 1169, Class G, 7.000%, 11/15/21	2
24	Series 1343, Class LA, 8.000%, 08/15/22	27
5	Series 1424, Class F, VAR, 1.218%, 11/15/22	5
119	Series 1480, Class LZ, 7.500%, 03/15/23	133
298	Series 1560, Class Z, 7.000%, 08/15/23	330
87	Series 1754, Class Z, 8.500%, 09/15/24	100
248	Series 1779, Class Z, 8.500%, 04/15/25	290
4	Series 1807, Class G, 9.000%, 10/15/20	4
477	Series 1888, Class Z, 7.000%, 08/15/26	534
251	Series 2358, Class PD, 6.000%, 09/15/16	260
322	Series 2363, Class PF, 6.000%, 09/15/16	334
160	Series 2390, Class CH, 5.500%, 12/15/16	164
640	Series 2418, Class MF, 6.000%, 02/15/22	693
87	Series 2425, Class JH, 6.000%, 03/15/17	91
357	Series 2453, Class BD, 6.000%, 05/15/17	378
213	Series 2458, Class OE, 6.000%, 06/15/17	224
149	Series 2496, Class BK, 5.500%, 09/15/17	157
122	Series 2503, Class TG, 5.500%, 09/15/17	129
138	Series 2508, Class AQ, 5.500%, 10/15/17	146
538	Series 2513, Class DB, 5.000%, 10/15/17	565
1,569	Series 2542, Class ES, 5.000%, 12/15/17	1,641
1,508	Series 2546, Class C, 5.000%, 12/15/17	1,586
271	Series 2635, Class MS, IF, IO, 7.595%, 02/15/18	5
2,776	Series 2638, Class JG, 5.000%, 02/15/33	2,926
550	Series 2638, Class MH, 5.000%, 04/15/32	552
86	Series 2643, Class ME, 3.500%, 03/15/18	87
6,328	Series 2682, Class JG, 4.500%, 10/15/23	6,828
172	Series 2692, Class QD, 5.000%, 12/15/22	174
4,244	Series 2707, Class PE, 5.000%, 11/15/18	4,478
1,714	Series 2707, Class XE, 5.000%, 12/15/22	1,724
17,008	Series 2750, Class DE, 4.500%, 02/15/19	17,926
2,055	Series 2761, Class CB, 4.000%, 03/15/19	2,149
1,301	Series 2773, Class OB, 5.000%, 02/15/19	1,345
9,419	Series 2843, Class BC, 5.000%, 08/15/19	10,006
3,333	Series 2864, Class NB, 5.500%, 07/15/33	3,585
2,229	Series 2976, Class HZ, 4.500%, 05/15/35	2,374

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	231

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,539	Series 2988, Class TY, 5.500%, 06/15/25	5,031
6,690	Series 2989, Class MU, IF, IO, 6.845%, 07/15/34	1,341
8,926	Series 2989, Class TG, 5.000%, 06/15/25	9,699
722	Series 2995, Class FT, VAR, 0.405%, 05/15/29	723
1,353	Series 3002, Class BN, 5.000%, 07/15/35	1,487
4,872	Series 3005, Class ED, 5.000%, 07/15/25	5,353
170	Series 3005, Class PV, IF, 12.485%, 10/15/33	200
1	Series 3047, Class OB, 5.500%, 12/15/33	1
2,204	Series 3305, Class IW, IF, IO, 6.295%, 04/15/37	341
26,762	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,511
3,479	Series 3429, Class S, IF, IO, 6.665%, 03/15/38	465
2,511	Series 3546, Class A, VAR, 2.056%, 02/15/39	2,529
3,600	Series 3562, Class KA, 4.000%, 11/15/22	3,655
1,105	Series 3564, Class JA, 4.000%, 01/15/18	1,151
3,874	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	585
9,819	Series 3609, Class SA, IF, IO, 6.185%, 12/15/39	2,258
3,723	Series 3657, Class NK, 4.000%, 08/15/27	3,765
27,488	Series 3747, Class HI, IO, 4.500%, 07/15/37	2,854
5,696	Series 3784, Class S, IF, IO, 6.445%, 07/15/23	676
12,217	Series 3855, Class AM, 6.500%, 11/15/36	13,711
10,618	Series 3977, Class AB, 3.000%, 09/15/29	11,083
20,812	Series 4141, Class BI, IO, 2.500%, 12/15/27	2,300
30,255	Series 4229, Class MA, 3.500%, 05/15/41	32,021
19,485	Series 4305, Class A, 3.500%, 06/15/48	20,203
18,637	Series 4305, Class KA, 3.000%, 03/15/38	19,348
	Federal National Mortgage Association - ACES,
6,961	Series 2011-M2, Class A1, 2.019%, 04/25/21	7,087
15,808	Series 2012-M8, Class ASQ1, 1.166%, 12/25/19	15,906
3,988	Series 2014-M5, Class FA, VAR, 0.521%, 01/25/17	3,995
2,686	Series 2014-M6, Class FA, VAR, 0.459%, 12/25/17	2,690
	Federal National Mortgage Association REMIC,
6	Series 1988-7, Class Z, 9.250%, 04/25/18	7

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
6	Series 1988-13, Class C, 9.300%, 05/25/18	7
6	Series 1988-15, Class A, 9.000%, 06/25/18	6
6	Series 1988-16, Class B, 9.500%, 06/25/18	6
6	Series 1989-2, Class D, 8.800%, 01/25/19	6
14	Series 1989-27, Class Y, 6.900%, 06/25/19	15
4	Series 1989-54, Class E, 8.400%, 08/25/19	5
4	Series 1989-66, Class J, 7.000%, 09/25/19	4
3	Series 1989-70, Class G, 8.000%, 10/25/19	3
46	Series 1989-72, Class E, 9.350%, 10/25/19	51
7	Series 1989-89, Class H, 9.000%, 11/25/19	8
3	Series 1989-96, Class H, 9.000%, 12/25/19	3
5	Series 1990-7, Class B, 8.500%, 01/25/20	6
4	Series 1990-12, Class G, 4.500%, 02/25/20	5
45	Series 1990-19, Class G, 9.750%, 02/25/20	48
16	Series 1990-58, Class J, 7.000%, 05/25/20	18
18	Series 1990-61, Class H, 7.000%, 06/25/20	20
9	Series 1990-106, Class J, 8.500%, 09/25/20	10
4	Series 1990-109, Class J, 7.000%, 09/25/20	5
10	Series 1990-111, Class Z, 8.750%, 09/25/20	11
4	Series 1990-117, Class E, 8.950%, 10/25/20	5
5	Series 1990-123, Class G, 7.000%, 10/25/20	6
6	Series 1990-132, Class Z, 7.000%, 11/25/20	7
126	Series 1990-137, Class X, 9.000%, 12/25/20	143
1	Series 1991-53, Class J, 7.000%, 05/25/21	1
7	Series 1991-130, Class C, 9.000%, 09/25/21	8
1	Series 1992-96, Class B, PO, 05/25/22	1

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,131	Series 1992-131, Class KB, 8.000%, 08/25/22	1,277
1,014	Series 1992-185, Class L, 8.000%, 10/25/22	1,175
3	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	4
26	Series 1993-235, Class G, PO, 09/25/23	25
1,896	Series 1994-15, Class ZK, 5.500%, 02/25/24	2,045
3,001	Series 1994-43, Class PK, 6.350%, 02/25/24	3,237
2,340	Series 1999-6, Class PB, 6.000%, 03/25/19	2,510
10,528	Series 2001-81, Class HE, 6.500%, 01/25/32	11,656
371	Series 2002-2, Class MG, 6.000%, 02/25/17	388
166	Series 2002-3, Class OG, 6.000%, 02/25/17	172
309	Series 2002-28, Class LD, 6.000%, 05/25/17	321
178	Series 2002-58, Class HC, 5.500%, 09/25/17	186
390	Series 2002-59, Class UC, 5.500%, 09/25/17	409
124	Series 2002-63, Class KC, 5.000%, 10/25/17	130
9,932	Series 2002-64, Class PG, 5.500%, 10/25/32	10,828
624	Series 2003-16, Class LJ, 5.000%, 03/25/18	657
5,807	Series 2003-24, Class PD, 5.000%, 04/25/18	6,084
861	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	156
1,222	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	221
1,497	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	104
888	Series 2003-89, Class DC, 5.000%, 12/25/32	911
1,091	Series 2003-92, Class HP, 4.500%, 09/25/18	1,155
1,227	Series 2003-129, Class ME, 5.000%, 08/25/23	1,282
2,069	Series 2004-53, Class P, 5.500%, 07/25/33	2,141
2,860	Series 2004-60, Class PA, 5.500%, 04/25/34	3,067

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
682	Series 2004-72, Class F, VAR, 0.655%, 09/25/34	689
132	Series 2004-101, Class AR, 5.500%, 01/25/35	143
6,365	Series 2005-19, Class PA, 5.500%, 07/25/34	6,956
424	Series 2005-29, Class QD, 5.000%, 08/25/33	427
2,308	Series 2005-38, Class FK, VAR, 0.455%, 05/25/35	2,314
179	Series 2005-84, Class MB, 5.750%, 10/25/35	200
8,656	Series 2005-87, Class PE, 5.000%, 12/25/33	8,811
4,066	Series 2005-100, Class GC, 5.000%, 12/25/34	4,129
7,405	Series 2006-4, Class PB, 6.000%, 09/25/35	8,027
355	Series 2006-58, Class ST, IF, IO, 6.995%, 07/25/36	92
288	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	293
632	Series 2007-22, Class SC, IF, IO, 5.925%, 03/25/37	98
6,564	Series 2007-33, Class MS, IF, IO, 6.435%, 04/25/37	974
1,058	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	1,060
4,763	Series 2007-85, Class SH, IF, IO, 6.345%, 09/25/37	720
1,038	Series 2007-95, Class A1, VAR, 0.405%, 08/27/36	1,038
1,301	Series 2007-106, Class A7, VAR, 6.061%, 10/25/37	1,441
1,020	Series 2008-18, Class SE, IF, IO, 6.115%, 03/25/38	175
499	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	63
730	Series 2008-77, Class VA, 6.000%, 07/25/19	737
1,150	Series 2008-81, Class KA, 5.000%, 10/25/22	1,159
2,405	Series 2008-93, Class AM, 5.500%, 06/25/37	2,577
6,666	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	399
5,060	Series 2009-15, Class AC, 5.500%, 03/25/29	5,582
4,051	Series 2009-29, Class LA, VAR, 2.133%, 05/25/39	3,933

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,121	Series 2009-62, Class HJ, 6.000%, 05/25/39	3,463
13,955	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	856
5,244	Series 2009-108, Class VN, 5.000%, 09/25/39	5,295
17,323	Series 2009-112, Class SW, IF, IO, 6.095%, 01/25/40	2,167
1,953	Series 2010-28, Class NK, 5.000%, 10/25/38	2,003
2,590	Series 2010-58, Class MA, 5.500%, 12/25/38	2,739
4,862	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	383
8,173	Series 2010-64, Class DM, 5.000%, 06/25/40	8,946
1,957	Series 2010-64, Class EH, 5.000%, 10/25/35	2,016
9,766	Series 2010-111, Class AE, 5.500%, 04/25/38	10,407
29,191	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	2,659
3,979	Series 2011-36, Class PA, 4.000%, 02/25/39	4,182
15,200	Series 2011-42, Class DE, 3.250%, 11/25/28	15,669
46,547	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	6,259
8,654	Series 2013-1, Class BA, 3.000%, 02/25/40	8,852
18,199	Series 2013-9, Class CB, 5.500%, 04/25/42	20,353
5,218	Series 2013-55, Class BA, 3.000%, 06/25/37	5,362
25,122	Series 2013-83, Class CA, 3.500%, 10/25/37	26,340
14,729	Series 2013-90, Class DK, 3.500%, 12/25/31	15,463
5,265	Series 2013-96, Class CA, 4.000%, 04/25/41	5,667
14,738	Series 2013-96, ClassYA, 3.500%, 09/25/38	15,342
18,434	Series 2013-96, Class A, 3.500%, 12/25/38	19,125
25,000	Series 2014-23, Class PA, 3.500%, 08/25/36	26,331
8	Series G-11, Class Z, 8.500%, 05/25/21	9
2	Series G-22, Class ZT, 8.000%, 12/25/16	2
406	Series G92-19, Class M, 8.500%, 04/25/22	465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
17	Series G92-35, Class E, 7.500%, 07/25/22	19
530	Series G92-35, Class EA, 8.000%, 07/25/22	585
7	Series G92-40, Class ZC, 7.000%, 07/25/22	8
38	Series G92-44, Class ZQ, 8.000%, 07/25/22	41
17	Series G92-54, Class ZQ, 7.500%, 09/25/22	18
2,725	Series G92-64, Class J, 8.000%, 11/25/22	3,140
1,150	Series G92-66, Class K, 8.000%, 12/25/22	1,296
998	Series G94-6, Class PJ, 8.000%, 05/17/24	1,148
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	1
	Federal National Mortgage Association STRIPS,
13	Series 108, Class 1, PO, 03/25/20	13
1	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
708	Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	152
757	Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	170
563	Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	36
1,651	Series 334, Class 9, IO, 6.000%, 03/25/33	365
3,430	Series 343, Class 21, IO, 4.000%, 09/25/18	194
1,179	Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	75
795	Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	62
602	Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	107
572	Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	98
701	Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	131
421	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	81
1,319	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	251
2,213	Series 394, Class C3, IO, 6.500%, 09/25/38	399
7,529	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.415%, 11/25/46	7,527
	Government National Mortgage Association,
215	Series 2004-32, Class VH, 5.000%, 04/20/22	215

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
968	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	169
10,843	Series 2006-23, Class S, IF, IO, 6.344%, 01/20/36	1,013
21,634	Series 2006-26, Class S, IF, IO, 6.344%, 06/20/36	3,018
13,127	Series 2007-16, Class KU, IF, IO, 6.495%, 04/20/37	1,835
4,018	Series 2008-75, Class SP, IF, IO, 7.315%, 08/20/38	767
5,562	Series 2009-14, Class KS, IF, IO, 6.145%, 03/20/39	718
1,574	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	324
13,415	Series 2009-14, Class SA, IF, IO, 5.924%, 03/20/39	1,793
2,682	Series 2009-45, Class PB, 4.500%, 07/16/33	2,725
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,217
15,128	Series 2009-106, Class XL, IF, IO, 6.595%, 06/20/37	1,950
1,144	Series 2010-14, Class QP, 6.000%, 12/20/39	1,225
9,436	Series 2011-48, Class QA, 5.000%, 08/16/39	10,184
15,222	Series 2012-84, Class AB, 5.000%, 07/16/33	16,204
17,032	Series 2012-96, Class WP, 6.500%, 08/16/42	19,457
4,675	Series 2013-88, Class WA, VAR, 4.984%, 06/20/30	5,087
29,151	Series 2013-H05, Class FB, VAR, 0.556%, 02/20/62	29,162
	NCUA Guaranteed Notes Trust,
14,197	Series 2010-R3, Class 1A, VAR, 0.717%, 12/08/20	14,302
5,644	Series 2010-R3, Class 3A, 2.400%, 12/08/20	5,705
8	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	9

		690,010

	Non-Agency CMO — 1.2%
92	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	96
	Banc of America Mortgage Trust,
1,769	Series 2004-4, Class 4A1, 4.750%, 05/25/19	1,817

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,852	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,874
3,183	Series 2005-1, Class 2A1, 5.000%, 02/25/20	3,280
	BCAP LLC Trust,
2,694	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	2,793
467	Series 2010-RR10, Class 4A5, VAR, 1.655%, 09/27/37 (e)	467
2,791	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	2,938
4,287	Series 2010-RR9, Class 1A3, VAR, 2.633%, 08/28/37 (e)	4,302
553	Series 2011-RR2, Class 3A3, VAR, 2.685%, 11/21/35 (e)	552
5,596	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,486
168	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.423%, 10/25/33	169
	CAM Mortgage Trust,
945	Series 2014-1, Class A, SUB, 3.352%, 12/15/53 (e)	945
1,877	Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	1,877
	CHL Mortgage Pass-Through Trust,
888	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	907
305	Series 2004-8, Class 2A1, 4.500%, 06/25/19	315
596	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	619
	Citigroup Mortgage Loan Trust,
4,614	Series 2008-AR4, Class 1A1A, VAR, 2.734%, 11/25/38 (e)	4,634
6,914	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	7,112
	Citigroup Mortgage Loan Trust, Inc.,
418	Series 2003-UP3, Class A1, 7.000%, 09/25/33	431
1,773	Series 2004-UST1, Class A6, VAR, 2.616%, 08/25/34	1,726
	Credit Suisse First Boston Mortgage Securities Corp.,
335	Series 2003-17, Class 2A6, 3.500%, 07/25/18	335
840	Series 2003-23, Class 8A1, 5.000%, 09/25/18	855

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,403	Series 2004-8, Class 6A1, 4.500%, 12/25/19	1,427
1,773	CSMC, Series 2010-1R, Class 9A1, VAR, 2.796%, 06/27/37 (e)	1,787
766	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.344%, 12/25/14	771
1,206	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	1,218
1,350	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,359
3,386	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 2.911%, 10/19/33	3,375
7,565	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	7,407
2,764	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.515%, 02/25/35	2,672
	JP Morgan Mortgage Trust,
3,330	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	3,375
4,486	Series 2006-A2, Class 4A1, VAR, 2.495%, 08/25/34	4,482
4	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	4
	MASTR Alternative Loan Trust,
137	Series 2004-8, Class 6A1, 5.500%, 09/25/19	142
1,920	Series 2004-8, Class 7A1, 5.000%, 09/25/19	1,951
	MASTR Asset Securitization Trust,
385	Series 2002-7, Class 1A1, 5.500%, 11/25/17	397
826	Series 2003-2, Class 1A1, 5.000%, 03/25/18	831
489	Series 2003-11, Class 10A1, 5.000%, 12/25/18	491
1,163	Series 2004-6, Class 6A1, 4.500%, 07/25/19	1,169
2	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	2
144	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	147
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
772	Series 2005-AR1, Class 1A1, VAR, 2.582%, 02/25/35	774

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
174		Series 2005-AR2, Class 3A1, VAR, 0.405%, 05/25/35	173
2,147		Series 2005-AR6, Class 4A1, VAR, 0.415%, 12/25/35	994
—	(h)	PaineWebber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	—	(h)
1,599		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	1,617
614		RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	616
23		RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	23
2,935		RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	2,939
		Springleaf Mortgage Loan Trust,
6,125		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	6,214
3,853		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	3,851
2,650		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,641
3,731		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	3,722
15,000		Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.377%, 02/25/15	15,000
2,518		WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	2,578
5,192		Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	5,220
		Wells Fargo Mortgage-Backed Securities Trust,
1,373		Series 2003-K, Class 1A1, VAR, 2.491%, 11/25/33	1,398
22		Series 2003-K, Class 1A2, VAR, 2.491%, 11/25/33	22
3,488		Series 2003-M, Class A1, VAR, 2.619%, 12/25/33	3,516
1,312		Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	1,343
1,783		Series 2004-EE, Class 3A2, VAR, 2.533%, 12/25/34	1,818
1,735		Series 2004-O, Class A1, VAR, 2.615%, 08/25/34	1,770

			132,766

		Total Collateralized Mortgage Obligations (Cost $817,250)	822,776

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 4.4%
	A10 Securitization LLC,
2,677	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,684
3,818	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	3,830
	A10 Term Asset Financing LLC,
11,265	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	11,252
2,992	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,994
	Banc of America Commercial Mortgage Trust,
15,534	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	16,605
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,422
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,495
17,974	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	19,287
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.632%, 06/10/39	6,854
4,355	Series 2005-6, Class B, VAR, 5.349%, 09/10/47	4,545
	Bear Stearns Commercial Mortgage Securities Trust,
1,304	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,304
2,524	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,567
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.399%, 07/15/44	10,371
	COBALT CMBS Commercial Mortgage Trust,
11,487	Series 2006-C1, Class A4, 5.223%, 08/15/48	12,243
19,897	Series 2006-C1, Class AM, 5.254%, 08/15/48	20,441
	COMM Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,327
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,332
590	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.301%, 01/17/32	590
17,224	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.014%, 07/10/38	18,345

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15,315	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.857%, 03/15/39	16,130
	DBRR Trust,
13,173	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	13,146
7,269	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7,324
3,458	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	3,491
65	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	65
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,895
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,840	Series 2005-LDP5, Class B, VAR, 5.559%, 12/15/44	5,054
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	7,961
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,195
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,014
10,517	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	10,703
	LB-UBS Commercial Mortgage Trust,
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	11,343
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,112
11,548	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,574
3,766	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,189
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.862%, 05/12/39	5,215
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	20,460
15,096	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	16,566
	Morgan Stanley Capital I Trust,
5,796	Series 2005-HQ5, Class C, VAR, 5.302%, 01/14/42	5,871

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,781
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,560
	Morgan Stanley Re-REMIC Trust,
14,111	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	14,151
10,638	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	10,691
	NCUA Guaranteed Notes Trust,
12,664	Series 2010-C1, Class A1, 1.600%, 10/29/20	12,715
2,040	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,075
6,256	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	6,262
9,203	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	9,212
3,351	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	3,351
6,417	TIAA CMBS I Trust, Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	6,416
	TIAA Seasoned Commercial Mortgage Trust,
4,388	Series 2007-C4, Class A3, VAR, 5.560%, 08/15/39	4,424
27,750	Series 2007-C4, Class AJ, VAR, 5.560%, 08/15/39	28,994
	Wachovia Bank Commercial Mortgage Trust,
1,293	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,293
20,957	Series 2005-C22, Class AM, VAR, 5.505%, 12/15/44	21,948
7,163	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	7,167
2,980	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	2,996

	Total Commercial Mortgage-Backed Securities (Cost $511,118)	499,832

Corporate Bonds — 19.8%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
2,025	1.400%, 11/02/17	2,018
4,050	2.600%, 12/01/16	4,188
525	5.500%, 01/15/16	559

		6,765

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — 0.2%
	Daimler Finance North America LLC,
1,262	1.125%, 03/10/17 (e)	1,260
2,950	1.250%, 01/11/16 (e)	2,973
1,088	1.300%, 07/31/15 (e)	1,096
2,210	1.375%, 08/01/17 (e)	2,208
4,250	1.450%, 08/01/16 (e)	4,291
3,365	1.650%, 04/10/15 (e)	3,388
3,350	2.300%, 01/09/15 (e)	3,372
385	2.625%, 09/15/16 (e)	397

		18,985

	Media — 0.7%
	21st Century Fox America, Inc.,
360	5.300%, 12/15/14	365
1,495	7.600%, 10/11/15	1,597
315	8.000%, 10/17/16	360
	CBS Corp.,
1,500	1.950%, 07/01/17	1,523
3,500	2.300%, 08/15/19	3,481
	Comcast Corp.,
675	4.950%, 06/15/16	725
1,685	5.850%, 11/15/15	1,793
1,950	5.875%, 02/15/18	2,233
1,370	5.900%, 03/15/16	1,478
416	6.500%, 01/15/17	469
	Cox Communications, Inc.,
1,988	5.450%, 12/15/14	2,016
505	5.500%, 10/01/15	530
1,190	5.875%, 12/01/16 (e)	1,307
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,865
4,030	2.400%, 03/15/17	4,144
2,832	3.125%, 02/15/16	2,926
1,813	3.500%, 03/01/16	1,884
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,234
4,907	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,544
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	10,987
	Thomson Reuters Corp., (Canada),
5,215	0.875%, 05/23/16	5,212
1,550	1.300%, 02/23/17	1,551
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,339
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,367
2,629	5.875%, 11/15/16	2,900

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Viacom, Inc.,
1,935	1.250%, 02/27/15	1,942
1,133	2.200%, 04/01/19	1,131
4,700	2.500%, 12/15/16	4,841
653	2.500%, 09/01/18	665
1,675	6.250%, 04/30/16	1,821
	Walt Disney Co. (The),
2,910	Series E, 0.875%, 12/01/14	2,914
1,696	0.875%, 05/30/17	1,688

		81,832

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
851	5.900%, 12/01/16	942
1,485	7.450%, 07/15/17	1,728
1,090	7.875%, 07/15/15	1,158
645	Target Corp., 2.300%, 06/26/19	652

		4,480

	Specialty Retail — 0.1%
485	AutoZone, Inc., 5.750%, 01/15/15	494
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,205
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,900
105	5.000%, 10/15/15	110

		5,709

	Total Consumer Discretionary	117,771

	Consumer Staples — 0.9%
	Beverages — 0.4%
5,847	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	6,350
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,351
2,375	1.125%, 01/27/17	2,395
1,550	1.250%, 01/17/18	1,539
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	758
1,371	5.375%, 11/15/14 (e)	1,384
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,422
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,402
1,773	1.800%, 09/01/16	1,814
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	466
	Diageo Finance B.V., (Netherlands),
1,792	3.250%, 01/15/15	1,811
400	5.300%, 10/28/15	422

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
1,525	Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,571
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,732
2,250	PepsiCo, Inc., 0.700%, 02/26/16	2,255
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,256
630	2.450%, 01/15/17 (e)	649
3,069	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	3,367

		39,944

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
3,125	2.250%, 12/05/18	3,157
2,370	3.250%, 05/18/15	2,417
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,904
4,765	2.300%, 01/15/19	4,797
890	3.900%, 10/01/15	920
1,200	4.950%, 01/15/15	1,220
500	6.400%, 08/15/17	570
3,055	Walgreen Co., 1.800%, 09/15/17	3,077
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,932

		20,994

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,226
2,495	4.100%, 03/15/16	2,607
500	5.100%, 07/15/15	519
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,401
275	6.000%, 11/27/17 (e)	312
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,497
1,529	1.350%, 09/10/15	1,538
1,190	General Mills, Inc., 0.875%, 01/29/16	1,193
	Kellogg Co.,
729	1.750%, 05/17/17	738
3,095	1.875%, 11/17/16	3,148
1,200	3.250%, 05/21/18	1,261
3,265	4.450%, 05/30/16	3,466
	Kraft Foods Group, Inc.,
143	2.250%, 06/05/17	146
1,340	6.125%, 08/23/18	1,547

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,276
2,145	4.125%, 02/09/16	2,245
2,365	Nabisco, Inc., 7.550%, 06/15/15	2,495
	Tyson Foods, Inc.,
1,714	2.650%, 08/15/19	1,737
2,130	6.600%, 04/01/16	2,315

		39,667

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	432

	Total Consumer Staples	101,037

	Energy — 1.7%
	Energy Equipment & Services — 0.4%
8,168	Halliburton Co., 1.000%, 08/01/16	8,215
5,405	Nabors Industries, Inc., 6.150%, 02/15/18	6,147
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	901
	Noble Holding International Ltd., (Cayman Islands),
3,093	2.500%, 03/15/17	3,163
2,450	3.450%, 08/01/15	2,510
2,700	Pride International, Inc., 8.500%, 06/15/19	3,405
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,901
	Transocean, Inc., (Cayman Islands),
4,980	2.500%, 10/15/17	5,039
650	4.950%, 11/15/15	680
1,300	6.000%, 03/15/18	1,447
370	7.375%, 04/15/18	428
1,750	Weatherford International LLC, 6.350%, 06/15/17	1,973
	Weatherford International Ltd., (Bermuda),
535	5.500%, 02/15/16	569
1,160	9.625%, 03/01/19	1,506

		37,884

	Oil, Gas & Consumable Fuels — 1.3%
5,529	Anadarko Petroleum Corp., 5.950%, 09/15/16	6,070
	Apache Corp.,
3,990	1.750%, 04/15/17	4,047
1,030	5.625%, 01/15/17	1,137
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,861
	Boardwalk Pipelines LP,
1,550	5.200%, 06/01/18	1,641

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
2,160	5.500%, 02/01/17	2,342
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,129
7,802	1.375%, 11/06/17	7,788
2,935	1.846%, 05/05/17	2,988
4,040	3.200%, 03/11/16	4,200
4,975	3.875%, 03/10/15	5,066
	Canadian Natural Resources Ltd., (Canada),
1,288	1.450%, 11/14/14	1,291
3,660	4.900%, 12/01/14	3,700
1,520	5.700%, 05/15/17	1,692
965	5.900%, 02/01/18	1,094
800	Chevron Corp., 1.718%, 06/24/18	805
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,284
1,065	ConocoPhillips, 6.650%, 07/15/18	1,255
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,387
	Devon Energy Corp.,
4,225	1.200%, 12/15/16	4,242
3,186	1.875%, 05/15/17	3,235
	Enterprise Products Operating LLC,
698	Series L, 6.300%, 09/15/17	798
9,037	Series N, 6.500%, 01/31/19	10,696
	EOG Resources, Inc.,
1,662	2.500%, 02/01/16	1,704
685	5.625%, 06/01/19	792
1,500	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,774
	Marathon Oil Corp.,
6,163	0.900%, 11/01/15	6,179
1,195	6.000%, 10/01/17	1,358
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,158
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	364
1,075	1.750%, 02/15/17	1,092
4,766	PC Financial Partnership, 5.000%, 11/15/14	4,809
3,590	Petrobras Global Finance B.V., (Netherlands), 3.250%, 03/17/17	3,672
	Petrobras International Finance Co., (Cayman Islands),
7,542	3.500%, 02/06/17	7,724
1,645	3.875%, 01/27/16	1,691
3,300	6.125%, 10/06/16	3,575
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19 (e)	2,661

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,091	Phillips 66, 2.950%, 05/01/17	2,185
	Plains All American Pipeline LP/PAA Finance Corp.,
2,547	6.125%, 01/15/17	2,839
5,505	6.500%, 05/01/18	6,397
1,000	Spectra Energy Capital LLC, 6.200%, 04/15/18	1,143
929	Spectra Energy Partners LP, 2.950%, 09/25/18	963
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	240
548	1.950%, 11/08/18	553
1,379	3.125%, 08/17/17	1,454
815	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	940
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,532
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,467
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	289
508	1.000%, 08/12/16	513
924	1.500%, 02/17/17	934
716	1.550%, 06/28/17	724
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,307
	TransCanada PipeLines Ltd., (Canada),
785	0.750%, 01/15/16	786
400	3.400%, 06/01/15	409
525	6.500%, 08/15/18	618
249	7.690%, 06/30/16	279
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,348

		150,221

	Total Energy	188,105

	Financials — 10.9%
	Banks — 4.5%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,446
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,360
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,941
	Australia & New Zealand Banking Group Ltd., (Australia),
1,378	1.875%, 10/06/17	1,397
2,800	Reg. S, 3.250%, 03/01/16	2,907

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,700	3.250%, 03/01/16 (e)	1,765
	Bank of America Corp.,
4,720	Series L, 1.350%, 11/21/16	4,735
2,765	1.700%, 08/25/17	2,768
18,765	2.000%, 01/11/18	18,848
4,070	2.600%, 01/15/19	4,110
5,325	Series L, 2.650%, 04/01/19	5,379
3,715	3.625%, 03/17/16	3,862
3,455	Series 1, 3.750%, 07/12/16	3,622
2,315	3.875%, 03/22/17	2,458
3,000	4.500%, 04/01/15	3,069
570	4.750%, 08/01/15	591
968	Series C, 5.000%, 01/15/15	984
4,750	Series B, 5.300%, 09/30/15	4,989
4,455	5.625%, 10/14/16	4,859
1,500	Series L, 5.650%, 05/01/18	1,687
4,203	5.750%, 12/01/17	4,715
11,010	6.000%, 09/01/17	12,358
4,105	6.400%, 08/28/17	4,664
4,530	6.500%, 08/01/16	4,979
7,761	6.875%, 04/25/18	9,049
1,810	7.625%, 06/01/19	2,216
	Bank of Montreal, (Canada),
3,325	0.800%, 11/06/15	3,338
6,034	1.300%, 10/31/14 (e)	6,044
	Bank of Nova Scotia (The), (Canada),
325	0.750%, 10/09/15	326
1,390	1.375%, 12/18/17	1,383
5,236	1.650%, 10/29/15 (e)	5,309
230	2.550%, 01/12/17	238
1,645	2.900%, 03/29/16	1,703
5,300	3.400%, 01/22/15	5,363
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
2,640	1.550%, 09/09/16 (e)	2,666
1,000	2.700%, 09/09/18 (e)	1,030
3,905	3.850%, 01/22/15 (e)	3,960
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,952
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,158
5,250	2.750%, 02/23/15	5,306
1,250	Series 1, 5.000%, 09/22/16	1,350
	BB&T Corp.,
673	1.450%, 01/12/18	670

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
6,720	1.600%, 08/15/17	6,756
2,230	2.150%, 03/22/17	2,280
11,035	3.200%, 03/15/16	11,435
312	3.950%, 04/29/16	328
1,878	5.200%, 12/23/15	1,983
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,692
675	Branch Banking & Trust Co., 1.050%, 12/01/16	676
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,382
3,000	2.600%, 07/02/15 (e)	3,056
2,000	Capital One Bank USA N.A., 2.250%, 02/13/19	2,005
	Citigroup, Inc.,
2,280	1.550%, 08/14/17	2,275
3,455	1.700%, 07/25/16	3,496
4,077	1.750%, 05/01/18	4,058
4,170	2.500%, 09/26/18	4,233
6,381	3.953%, 06/15/16	6,708
12,570	4.450%, 01/10/17	13,478
1,743	4.700%, 05/29/15	1,796
5,621	4.750%, 05/19/15	5,786
162	5.500%, 10/15/14	163
600	5.850%, 08/02/16	654
8,080	6.010%, 01/15/15	8,243
5,349	6.125%, 11/21/17	6,068
2,800	6.125%, 05/15/18	3,211
2,040	Comerica, Inc., 3.000%, 09/16/15	2,088
1,450	Commonwealth Bank of Australia, (Australia), 1.900%, 09/18/17	1,470
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,148
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,425
	Fifth Third Bancorp,
470	2.300%, 03/01/19	472
7,487	3.625%, 01/25/16	7,789
	Fifth Third Bank,
2,250	1.350%, 06/01/17	2,252
600	1.450%, 02/28/18	596
2,840	2.375%, 04/25/19	2,865
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,472

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,560	KeyBank N.A., 1.650%, 02/01/18	1,562
10,775	KeyCorp, 3.750%, 08/13/15	11,096
2,850	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	2,827
1,000	Mizuho Bank Ltd., (Japan), 2.450%, 04/16/19 (e)	1,007
	National Australia Bank Ltd., (Australia),
1,900	2.250%, 07/01/19 (e)	1,901
960	2.750%, 09/28/15 (e)	982
900	2.750%, 03/09/17	937
3,107	3.000%, 07/27/16 (e)	3,235
2,340	3.750%, 03/02/15 (e)	2,379
1,500	National City Bank, 5.800%, 06/07/17	1,678
8,246	National City Corp., 4.900%, 01/15/15	8,379
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,753
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,793
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,236
2,045	3.625%, 02/08/15	2,074
2,155	4.250%, 09/21/15	2,241
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	492
890	1.500%, 01/16/18	892
3,500	2.200%, 07/27/18	3,572
12,250	2.300%, 07/20/16	12,608
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	885
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	5,855
8,531	3.600%, 04/15/16	8,900
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,235
6,100	2.200%, 07/29/15 (e)	6,200
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,540
1,705	2.450%, 07/27/15	1,737
5,938	2.875%, 11/20/14	5,971
	Wachovia Corp.,
22,005	5.625%, 10/15/16	24,070
2,165	5.750%, 06/15/17	2,426
6,317	5.750%, 02/01/18	7,180
	Wells Fargo & Co.,
3,050	1.150%, 06/02/17	3,041
1,310	1.250%, 02/13/15	1,316

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,750	1.250%, 07/20/16	1,764
1,751	1.500%, 07/01/15	1,768
6,780	2.125%, 04/22/19	6,779
1,040	2.625%, 12/15/16	1,079
560	5.000%, 11/15/14	565
5,185	SUB, 3.676%, 06/15/16	5,452
	Wells Fargo Bank N.A.,
4,310	Series AI, 4.750%, 02/09/15	4,393
1,500	5.000%, 08/15/15	1,565
3,375	5.600%, 03/15/16	3,622
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,182
7,973	3.000%, 12/09/15	8,221
4,790	4.200%, 02/27/15	4,879

		504,162

	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,327
1,961	1.200%, 02/20/15	1,968
1,405	1.300%, 01/25/18	1,395
610	2.200%, 03/04/19	615
1,100	Series G, 2.200%, 05/15/19	1,106
2,113	2.300%, 07/28/16	2,180
6,277	2.500%, 01/15/16	6,438
3,430	Series 1, 2.950%, 06/18/15	3,503
6,900	BlackRock, Inc., 3.500%, 12/10/14	6,960
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,062
9,420	Credit Suisse, (Switzerland), 3.500%, 03/23/15	9,582
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,292
12,188	5.125%, 08/15/15	12,723
395	5.850%, 08/16/16	432
	Deutsche Bank AG, (Germany),
1,280	1.350%, 05/30/17	1,278
1,430	2.500%, 02/13/19	1,452
13,790	3.250%, 01/11/16	14,251
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,793
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	732
1,435	2.375%, 01/22/18	1,458
2,994	2.625%, 01/31/19	3,030
13,546	3.300%, 05/03/15	13,802
17,355	3.625%, 02/07/16	18,018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
14,915	3.700%, 08/01/15	15,337
1,081	5.350%, 01/15/16	1,147
8,390	5.950%, 01/18/18	9,467
2,550	6.150%, 04/01/18	2,905
3,398	6.250%, 09/01/17	3,845
5,551	7.500%, 02/15/19	6,709
	ING Bank N.V., (Netherlands),
3,772	2.000%, 09/25/15 (e)	3,823
3,000	3.750%, 03/07/17 (e)	3,167
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,622
600	5.125%, 04/13/18	655
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,761
2,047	2.600%, 06/24/19 (e)	2,068
3,303	5.000%, 02/22/17 (e)	3,580
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,172
3,675	4.875%, 08/10/17 (e)	3,985
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,152
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,084
7,590	2.375%, 07/23/19	7,584
5,101	2.500%, 01/24/19	5,153
6,250	4.100%, 01/26/15	6,341
13,242	4.200%, 11/20/14	13,349
5,040	4.750%, 03/22/17	5,452
3,055	5.375%, 10/15/15	3,211
1,270	5.550%, 04/27/17	1,402
1,655	5.750%, 10/18/16	1,811
7,570	5.950%, 12/28/17	8,564
8,780	6.000%, 04/28/15	9,091
7,151	6.625%, 04/01/18	8,280
2,050	7.300%, 05/13/19	2,481
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,441
8,505	5.000%, 03/04/15	8,681
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,470
	State Street Corp.,
920	1.350%, 05/15/18	910
2,015	5.375%, 04/30/17	2,228
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,614

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	UBS AG, (Switzerland),
5,299	3.875%, 01/15/15	5,367
3,126	5.750%, 04/25/18	3,556

		295,862

	Consumer Finance — 1.9%
	American Express Centurion Bank,
950	0.875%, 11/13/15	954
1,633	5.950%, 06/12/17	1,838
1,645	6.000%, 09/13/17	1,865
720	American Express Co., 5.500%, 09/12/16	786
	American Express Credit Corp.,
2,729	1.125%, 06/05/17	2,719
3,635	1.300%, 07/29/16	3,674
3,450	2.125%, 03/18/19	3,458
4,690	2.250%, 08/15/19	4,705
983	2.375%, 03/24/17	1,013
4,280	2.750%, 09/15/15	4,383
8,262	2.800%, 09/19/16	8,575
2,150	5.300%, 12/02/15	2,276
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,677
1,409	1.125%, 10/07/16	1,417
2,085	1.450%, 02/27/15 (e)	2,096
4,150	1.600%, 02/16/18 (e)	4,150
1,725	2.500%, 09/21/15 (e)	1,762
2,200	3.500%, 03/16/15 (e)	2,234
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,540
3,075	2.150%, 03/23/15	3,104
613	2.450%, 04/24/19	616
7,098	3.150%, 07/15/16	7,377
1,330	5.500%, 06/01/15	1,380
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,634
1,270	0.700%, 02/26/16	1,272
2,115	1.000%, 11/25/16	2,121
630	1.050%, 03/26/15	633
3,515	1.125%, 12/15/14	3,523
760	Series G, 2.050%, 08/01/16	779
275	2.650%, 04/01/16	284
1,700	5.500%, 03/15/16	1,826
	Ford Motor Credit Co. LLC,
2,578	1.700%, 05/09/16	2,606
2,900	2.375%, 01/16/18	2,948

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
6,146	2.375%, 03/12/19	6,152
1,000	2.750%, 05/15/15	1,015
4,933	3.000%, 06/12/17	5,116
15,786	3.984%, 06/15/16	16,586
6,730	4.207%, 04/15/16	7,069
2,100	4.250%, 02/03/17	2,240
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,472
2,185	5.250%, 04/15/15	2,248
1,120	5.500%, 01/19/16	1,189
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,458
3,333	2.625%, 09/24/18	3,430
	John Deere Capital Corp.,
536	0.700%, 09/04/15	538
1,418	0.875%, 04/17/15	1,423
790	1.850%, 09/15/16	807
2,600	1.950%, 03/04/19	2,598
2,360	2.000%, 01/13/17	2,416
2,400	2.250%, 06/07/16	2,467
1,335	2.950%, 03/09/15	1,353
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,750
3,883	1.800%, 03/15/18 (e)	3,883
1,900	2.350%, 03/04/19 (e)	1,906
4,258	PACCAR Financial Corp., 1.600%, 03/15/17	4,314
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,856
3,576	1.250%, 10/05/17	3,569
4,365	1.375%, 01/10/18	4,358
5,195	2.050%, 01/12/17	5,325
2,250	2.100%, 01/17/19	2,268
3,500	2.125%, 07/18/19	3,510
1,200	2.800%, 01/11/16	1,237
2,737	3.200%, 06/17/15	2,799
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,474
2,363	2.375%, 03/22/17 (e)	2,434
2,050	2.875%, 04/01/16 (e)	2,117

		214,602

	Diversified Financial Services — 0.8%
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,087
500	Boeing Capital Corp., 2.125%, 08/15/16	514

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	4,983
480	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	523
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,978
5,817	1.600%, 11/20/17	5,854
6,948	1.625%, 07/02/15	7,023
5,476	2.300%, 04/27/17	5,630
1,775	2.300%, 01/14/19	1,808
2,000	2.900%, 01/09/17	2,083
12,870	3.500%, 06/29/15	13,199
2,345	4.375%, 09/21/15	2,442
5,585	5.000%, 01/08/16	5,913
1,000	5.375%, 10/20/16	1,093
1,122	5.400%, 02/15/17	1,235
6,370	5.625%, 09/15/17	7,158
8,475	5.625%, 05/01/18	9,645
605	Series A, 6.900%, 09/15/15	644
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,540
2,000	MBNA Corp., 5.000%, 06/15/15	2,070
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	498
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	532
3,250	1.900%, 08/10/18	3,290
3,052	3.100%, 06/28/15	3,122
849	3.250%, 09/22/15	875
750	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	826
1,547	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,545

		94,110

	Industrial Conglomerates — 0.0% (g)
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	550

	Insurance — 0.8%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,071
5,000	5.600%, 05/15/15	5,171
1,375	5.800%, 03/15/18	1,563
	American International Group, Inc.,
4,768	Series NOTE, 2.300%, 07/16/19	4,787

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
4,436	5.600%, 10/18/16	4,848
2,111	5.850%, 01/16/18	2,394
	Aon Corp.,
201	3.125%, 05/27/16	208
2,343	3.500%, 09/30/15	2,416
	Berkshire Hathaway Finance Corp.,
674	1.300%, 05/15/18	667
1,470	1.600%, 05/15/17	1,489
2,680	Chubb Corp. (The), 5.750%, 05/15/18	3,053
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	4,916
1,437	6.500%, 08/15/16	1,586
1,255	6.950%, 01/15/18	1,448
1,790	7.350%, 11/15/19	2,189
800	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	886
596	Lincoln National Corp., 8.750%, 07/01/19	767
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,116
1,085	3.125%, 04/14/16 (e)	1,127
	Metropolitan Life Global Funding I,
3,250	1.500%, 01/10/18 (e)	3,239
1,700	2.000%, 01/09/15 (e)	1,709
5,081	2.500%, 09/29/15 (e)	5,191
1,900	3.125%, 01/11/16 (e)	1,963
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	593
3,951	2.150%, 06/18/19 (e)	3,970
920	2.450%, 07/14/16 (e)	949
5,665	3.000%, 05/04/15 (e)	5,769
4,120	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	4,087
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,313
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,152
730	1.125%, 09/18/15 (e)	735
2,969	2.250%, 10/15/18 (e)	2,993
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,034
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,594
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,273
1,000	5.750%, 12/15/17	1,135
2,561	6.250%, 06/20/16	2,806

		95,207

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — 0.3%
705	Boston Properties LP, 5.000%, 06/01/15	728
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,442
825	5.950%, 02/15/17	910
	ERP Operating LP,
2,538	2.375%, 07/01/19	2,552
219	5.125%, 03/15/16	233
500	5.250%, 09/15/14	501
755	5.375%, 08/01/16	820
566	5.750%, 06/15/17	633
	HCP, Inc.,
1,095	6.700%, 01/30/18	1,269
4,212	7.072%, 06/08/15	4,417
	Health Care REIT, Inc.,
235	2.250%, 03/15/18	238
285	3.625%, 03/15/16	296
295	6.200%, 06/01/16	321
2,250	Realty Income Corp., 2.000%, 01/31/18	2,254
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,027
2,737	2.200%, 02/01/19	2,769
1,738	4.200%, 02/01/15	1,748
438	5.100%, 06/15/15	454
2,355	5.250%, 12/01/16	2,553
825	6.100%, 05/01/16	888
1,060	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,091

		28,144

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	526

	Total Financials	1,233,163

	Health Care — 0.9%
	Biotechnology — 0.2%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,205
292	1.875%, 11/15/14	293
4,670	2.125%, 05/15/17	4,777
2,845	2.200%, 05/22/19	2,842
653	2.300%, 06/15/16	670
1,065	2.500%, 11/15/16	1,100
435	5.850%, 06/01/17	486
3,140	Biogen Idec, Inc., 6.875%, 03/01/18	3,668
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,517

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
2,346	2.450%, 10/15/15	2,389
905	Gilead Sciences, Inc., 2.050%, 04/01/19	908

		20,855

	Health Care Equipment & Supplies — 0.0% (g)
1,925	Medtronic, Inc., 3.000%, 03/15/15	1,953

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,140
445	2.200%, 03/15/19	446
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,876
1,469	4.000%, 06/15/15	1,508
315	5.800%, 10/15/16	346
1,045	6.000%, 06/15/17	1,170
	Express Scripts Holding Co.,
2,280	1.250%, 06/02/17	2,274
1,530	2.100%, 02/12/15	1,541
830	2.650%, 02/15/17	859
2,080	2.750%, 11/21/14	2,090
	Laboratory Corp. of America Holdings,
2,562	2.200%, 08/23/17	2,601
2,618	2.500%, 11/01/18	2,655
2,214	3.125%, 05/15/16	2,298
3,250	5.625%, 12/15/15	3,449
	McKesson Corp.,
544	0.950%, 12/04/15	545
1,698	2.284%, 03/15/19	1,699
	Medco Health Solutions, Inc.,
820	2.750%, 09/15/15	838
575	7.125%, 03/15/18	677
	Quest Diagnostics, Inc.,
2,215	3.200%, 04/01/16	2,291
800	5.450%, 11/01/15	842
	UnitedHealth Group, Inc.,
1,587	0.850%, 10/15/15	1,593
867	1.400%, 10/15/17	868
250	1.875%, 11/15/16	255
380	5.375%, 03/15/16	407
215	6.000%, 06/15/17	242
	Ventas Realty LP,
1,569	1.250%, 04/17/17	1,567
2,725	1.550%, 09/26/16	2,754
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,811

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
2,220	2.250%, 08/15/19	2,211
380	5.000%, 12/15/14	385
3,755	5.250%, 01/15/16	3,993
428	5.875%, 06/15/17	479

		47,710

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	688
	Thermo Fisher Scientific, Inc.,
500	1.300%, 02/01/17	501
1,000	1.850%, 01/15/18	1,005
3,143	3.200%, 03/01/16	3,254
2,455	5.000%, 06/01/15	2,537

		7,985

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
1,100	1.200%, 11/06/15	1,106
2,360	1.750%, 11/06/17	2,372
2,875	Actavis, Inc., 1.875%, 10/01/17	2,888
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	819
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	662
1,165	Hospira, Inc., 6.050%, 03/30/17	1,282
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,581
2,400	Mylan, Inc., 1.350%, 11/29/16	2,403
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16 (e)	369
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,769
1,495	Sanofi, (France), 1.250%, 04/10/18	1,479
3,950	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	4,057
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,087

		27,874

	Total Health Care	106,377

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
3,510	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	3,661
1,380	BAE Systems plc, (United Kingdom), 3.500%, 10/11/16 (e)	1,447
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,241
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,906

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
1,300	7.650%, 05/01/16	1,451
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,030
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,085
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,378
	Textron, Inc.,
655	5.600%, 12/01/17	732
3,910	6.200%, 03/15/15	4,032
595	United Technologies Corp., 1.800%, 06/01/17	606

		20,569

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,303
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,726
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,259
3,313	6.375%, 03/11/15	3,414
1,800	7.125%, 12/15/17	2,107
350	7.375%, 03/11/19	427

		19,236

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	999

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15	2,475
6,084	1.500%, 11/02/17	6,086
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,722

		10,283

	Industrial Conglomerates — 0.0% (g)
800	Cooper U.S., Inc., 5.450%, 04/01/15	824
3,100	General Electric Co., 5.250%, 12/06/17	3,476
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	732

		5,032

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	241
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	934
1,909	1.950%, 03/01/19	1,906

		3,081

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,648

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
1,750	5.750%, 03/15/18	1,992
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,366
	CSX Corp.,
4,595	6.250%, 04/01/15	4,746
1,028	6.250%, 03/15/18	1,187
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,967
1,012	2.750%, 03/15/17 (e)	1,046
3,038	5.600%, 05/01/15 (e)	3,138
1,841	6.200%, 11/01/16 (e)	2,038
1,035	6.375%, 10/15/17 (e)	1,183
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,174
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
2,010	2.500%, 03/15/16 (e)	2,056
527	2.500%, 06/15/19 (e)	530
4,355	3.125%, 05/11/15 (e)	4,427
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,746
885	2.550%, 06/01/19	894
1,000	3.600%, 03/01/16	1,041
	Union Pacific Corp.,
1,075	5.650%, 05/01/17	1,195
1,455	7.000%, 02/01/16	1,571

		41,945

	Total Industrials	101,145

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,706
2,230	2.125%, 03/01/19	2,245
1,960	5.500%, 02/22/16	2,103

		6,054

	Electronic Equipment, Instruments & Components — 0.1%
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,627
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,353
5,285	3.375%, 11/01/15	5,434

		11,414

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — continued
1,360	1.625%, 10/15/15	1,378
1,379	2.200%, 08/01/19	1,379

		5,631

	IT Services — 0.2%
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	2,006
1,375	0.875%, 10/31/14	1,376
5,860	1.950%, 07/22/16	6,000
300	Xerox Business Services LLC, 5.200%, 06/01/15	310
	Xerox Corp.,
5,000	2.750%, 03/15/19	5,084
634	2.950%, 03/15/17	660
4,540	4.250%, 02/15/15	4,615
1,390	6.750%, 02/01/17	1,564

		21,615

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,015
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,335
1,988	6.600%, 06/15/17	2,281
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,746

		16,377

	Software — 0.1%
8,282	Intuit, Inc., 5.750%, 03/15/17	9,188
349	Microsoft Corp., 0.875%, 11/15/17	346
	Oracle Corp.,
1,660	2.375%, 01/15/19	1,690
5,155	5.250%, 01/15/16	5,488

		16,712

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
6,276	0.450%, 05/03/16	6,266
5,915	2.100%, 05/06/19	5,951
6,900	EMC Corp., 1.875%, 06/01/18	6,918
4,472	Hewlett-Packard Co., 2.125%, 09/13/15	4,541

		23,676

	Total Information Technology	101,479

	Materials — 0.7%
	Chemicals — 0.3%
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,190
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,909

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
3,225	3.250%, 01/15/15	3,260
2,840	5.250%, 12/15/16	3,117
	Ecolab, Inc.,
733	1.000%, 08/09/15	736
520	1.450%, 12/08/17	520
2,100	2.375%, 12/08/14	2,111
3,765	3.000%, 12/08/16	3,930
	Monsanto Co.,
1,406	2.125%, 07/15/19	1,407
960	2.750%, 04/15/16	992
1,841	5.125%, 04/15/18	2,058
4,066	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,283
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,304
840	6.650%, 03/15/18	976
	Praxair, Inc.,
830	4.625%, 03/30/15	851
3,390	5.375%, 11/01/16	3,691
502	Rohm & Haas Co., 6.000%, 09/15/17	567

		34,902

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
285	4.125%, 01/15/16	297
975	6.000%, 09/30/16	1,070

		1,367

	Metals & Mining — 0.4%
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,688
5,035	1.625%, 02/24/17	5,114
1,365	1.875%, 11/21/16	1,396
375	5.250%, 12/15/15	397
	Freeport-McMoRan, Inc.,
5,660	1.400%, 02/13/15	5,677
2,417	2.150%, 03/01/17	2,462
350	2.375%, 03/15/18	355
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,696
530	5.850%, 06/01/18	605
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,011
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,178
897	2.250%, 09/20/16	921

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
5,724	TCI Communications, Inc., 8.750%, 08/01/15	6,158
	Teck Resources Ltd., (Canada),
1,990	2.500%, 02/01/18	2,018
5,785	3.150%, 01/15/17	6,026

		43,702

	Total Materials	79,971

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
6,383	0.900%, 02/12/16	6,404
400	1.400%, 12/01/17	400
596	1.600%, 02/15/17	602
3,260	1.700%, 06/01/17	3,300
2,765	2.300%, 03/11/19	2,793
1,310	2.375%, 11/27/18	1,335
666	2.500%, 08/15/15	679
200	2.950%, 05/15/16	207
4,526	5.500%, 02/01/18	5,105
	British Telecommunications plc, (United Kingdom),
2,419	2.000%, 06/22/15	2,446
1,992	2.350%, 02/14/19	2,013
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,928
4,860	5.750%, 03/23/16	5,221
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,539
1,056	Orange S.A., (France), 2.750%, 02/06/19	1,083
2,000	Qwest Corp., 7.500%, 10/01/14	2,011
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	884
1,121	3.992%, 02/16/16	1,170
1,280	4.949%, 01/15/15	1,299
500	6.421%, 06/20/16	547
	Verizon Communications, Inc.,
6,440	1.100%, 11/01/17	6,377
1,716	1.350%, 06/09/17	1,716
8,450	2.000%, 11/01/16	8,615
9,184	2.500%, 09/15/16	9,469
5,750	2.550%, 06/17/19	5,843

		73,986

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,278

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
685	5.750%, 01/15/15	697
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	2,995
1,335	7.500%, 03/15/15	1,384
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,542
4,340	1.625%, 03/20/17	4,368
1,396	5.625%, 02/27/17	1,540

		14,804

	Total Telecommunication Services	88,790

	Utilities — 1.0%
	Electric Utilities — 0.7%
2,579	American Electric Power Co., Inc., 1.650%, 12/15/17	2,589
	Arizona Public Service Co.,
4,295	6.250%, 08/01/16	4,736
400	8.750%, 03/01/19	513
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	3,034
525	Series 104, 5.950%, 08/15/16	576
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	469
1,480	5.250%, 01/15/18	1,652
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,115
505	2.150%, 11/15/16	518
1,565	3.350%, 04/01/15	1,591
1,520	3.950%, 09/15/14	1,522
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,146
1,019	Entergy Corp., 3.625%, 09/15/15	1,047
935	Entergy Louisiana LLC, 1.875%, 12/15/14	939
1,000	Exelon Corp., 4.900%, 06/15/15	1,033
565	Kansas City Power & Light Co., 5.850%, 06/15/17	631
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	828
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,048
1,695	MidAmerican Energy Co., 2.400%, 03/15/19	1,731
2,745	Nevada Power Co., Series L, 5.875%, 01/15/15	2,800
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	934
496	1.339%, 09/01/15	500
355	2.600%, 09/01/15	362

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
5,665	7.875%, 12/15/15	6,173
530	Ohio Power Co., Series K, 6.000%, 06/01/16	577
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,685
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	3,014
	PECO Energy Co.,
1,567	1.200%, 10/15/16	1,578
2,076	5.000%, 10/01/14	2,084
495	Pennsylvania Electric Co., 6.050%, 09/01/17	557
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,207
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,035
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	455
370	Progress Energy, Inc., 5.625%, 01/15/16	394
500	Public Service Co. of New Mexico, 7.950%, 05/15/18	601
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,423
	Public Service Electric & Gas Co.,
2,050	2.000%, 08/15/19	2,051
1,150	2.700%, 05/01/15	1,167
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,858
745	Southern California Edison Co., 4.150%, 09/15/14	746
	Southern Co. (The),
973	1.300%, 08/15/17	974
4,440	1.950%, 09/01/16	4,540
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	568
	Virginia Electric and Power Co.,
787	1.200%, 01/15/18	779
448	5.950%, 09/15/17	510
1,125	Wisconsin Electric Power Co., 6.250%, 12/01/15	1,202
3,000	Xcel Energy, Inc., 0.750%, 05/09/16	3,002

		74,494

	Gas Utilities — 0.0% (g)
	CenterPoint Energy Resources Corp.,
1,627	6.125%, 11/01/17	1,858
2,715	6.150%, 05/01/16	2,952

		4,810

	Independent Power & Renewable Electricity Producers — 0.1%
	PSEG Power LLC,
4,923	2.450%, 11/15/18	4,997

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
1,000	5.320%, 09/15/16	1,084

		6,081

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,016
1,320	6.375%, 07/15/16	1,443
1,785	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	1,775
	CenterPoint Energy, Inc.,
350	Series B, 5.950%, 02/01/17	388
800	Series B, 6.850%, 06/01/15	836
2,725	Consolidated Edison Co. of New York, Inc., Series 06-C, 5.500%, 09/15/16	2,976
	Consumers Energy Co.,
648	Series P, 5.500%, 08/15/16	707
455	6.125%, 03/15/19	534
	Dominion Resources, Inc.,
808	Series A, 1.400%, 09/15/17	805
335	2.250%, 09/01/15	340
650	5.150%, 07/15/15	675
2,225	Series 07-A, 6.000%, 11/30/17	2,540
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,319
	NiSource Finance Corp.,
565	5.250%, 09/15/17	626
2,180	6.400%, 03/15/18	2,512
685	6.800%, 01/15/19	812
	Sempra Energy,
1,880	6.500%, 06/01/16	2,061
1,300	9.800%, 02/15/19	1,710
1,090	TECO Finance, Inc., 6.572%, 11/01/17	1,252

		25,327

	Total Utilities	110,712

	Total Corporate Bonds (Cost $2,206,307)	2,228,550

Foreign Government Securities — 0.4%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	31,026
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,410
6,530	2.950%, 02/05/15	6,605

	Total Foreign Government Securities (Cost $38,782)	39,041

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 4.5%
	Federal Home Loan Mortgage Corp.,
532	ARM, 1.632%, 08/01/37	535
2,165	ARM, 1.936%, 05/01/37	2,276
1,878	ARM, 1.949%, 03/01/37	1,979
460	ARM, 2.016%, 06/01/36	486
1,807	ARM, 2.041%, 12/01/36	1,911
1,142	ARM, 2.111%, 04/01/37	1,209
3,298	ARM, 2.134%, 10/01/36	3,494
928	ARM, 2.195%, 03/01/37	984
238	ARM, 2.209%, 03/01/35	252
1,387	ARM, 2.225%, 08/01/36	1,479
56	ARM, 2.235%, 01/01/27	59
976	ARM, 2.265%, 11/01/36	1,045
364	ARM, 2.315%, 12/01/36	388
201	ARM, 2.320%, 02/01/37	214
86	ARM, 2.330%, 12/01/27	91
2,119	ARM, 2.353%, 01/01/37	2,267
894	ARM, 2.365%, 12/01/36	956
206	ARM, 2.369%, 07/01/36	219
797	ARM, 2.408%, 10/01/37	858
5,409	ARM, 2.480%, 08/01/36 - 06/01/37	5,802
6,553	ARM, 2.482%, 06/01/37	7,033
1,320	ARM, 2.502%, 08/01/37	1,422
2	ARM, 2.518%, 12/01/17	2
240	ARM, 2.534%, 04/01/37	258
2,417	ARM, 2.664%, 04/01/38	2,603
2,224	ARM, 2.665%, 03/01/36	2,397
2,056	ARM, 2.674%, 01/01/38	2,214
531	ARM, 2.736%, 08/01/37	536
1,110	ARM, 2.794%, 03/01/37	1,190
885	ARM, 2.826%, 02/01/37	952
4,358	ARM, 2.841%, 03/01/35	4,695
3,017	ARM, 2.892%, 10/01/35	3,252
5,662	ARM, 3.054%, 03/01/36	6,115
572	ARM, 4.155%, 11/01/37	612
2	ARM, 5.751%, 01/01/27	2
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
33,004	4.000%, 07/01/18 - 06/01/26	35,197
544	4.500%, 04/01/16 - 10/01/18	574
10,064	5.000%, 03/01/18 - 01/01/21	10,701
21,177	5.500%, 08/01/19 - 01/01/24	23,286
7,034	6.000%, 08/01/16 - 12/01/23	7,470
5,938	6.500%, 07/01/16 - 08/01/21	6,212
2,552	7.000%, 03/01/15 - 03/01/17	2,649

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,125	6.000%, 01/01/19 - 10/01/24	1,263
4,168	6.500%, 08/01/18 - 03/01/26	4,696
61	7.500%, 10/01/16 - 07/01/18	64
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
30,418	5.500%, 03/01/34 - 07/01/37	34,158
305	6.000%, 07/01/32	345
626	7.000%, 08/01/38	698
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
11,314	7.500%, 12/01/36	13,543
3,302	10.000%, 10/01/30	3,757
89	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	92
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
20	8.000%, 04/01/17 - 05/01/19	20
6	8.250%, 08/01/17	6
	Federal National Mortgage Association,
51	ARM, 1.329%, 08/01/37	55
2,582	ARM, 1.482%, 08/01/37	2,780
1,012	ARM, 1.524%, 04/01/37	1,049
2,281	ARM, 1.709%, 07/01/37	2,379
1,408	ARM, 1.798%, 02/01/37	1,480
2,328	ARM, 1.821%, 01/01/37	2,486
17	ARM, 1.875%, 03/01/19	18
39	ARM, 1.898%, 07/01/37	41
254	ARM, 1.899%, 01/01/35	267
14	ARM, 1.973%, 01/01/19	14
372	ARM, 2.043%, 07/01/37	387
17	ARM, 2.056%, 07/01/27	17
505	ARM, 2.089%, 05/01/36	541
547	ARM, 2.155%, 07/01/36	582
751	ARM, 2.160%, 12/01/35	799
1,118	ARM, 2.189%, 09/01/34	1,190
2,975	ARM, 2.207%, 12/01/36	3,204
115	ARM, 2.213%, 04/01/36	116
322	ARM, 2.214%, 01/01/37	344
19	ARM, 2.240%, 06/01/27	20
1,287	ARM, 2.241%, 08/01/36	1,393
1,374	ARM, 2.242%, 08/01/36 - 12/01/36	1,490
1,723	ARM, 2.246%, 11/01/37	1,848
814	ARM, 2.253%, 10/01/36	872
267	ARM, 2.258%, 08/01/36	285
2,218	ARM, 2.262%, 11/01/37	2,370

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

495		ARM, 2.269%, 10/01/36	500
3,162		ARM, 2.307%, 03/01/37	3,386
1,728		ARM, 2.325%, 05/01/25 - 11/01/37	1,873
—	(h)	ARM, 2.345%, 10/01/27	—	(h)
34		ARM, 2.354%, 06/01/36	36
712		ARM, 2.355%, 04/01/37	763
211		ARM, 2.372%, 12/01/36	226
2		ARM, 2.375%, 08/01/19	2
1,523		ARM, 2.387%, 08/01/36	1,633
5		ARM, 2.397%, 08/01/36	5
290		ARM, 2.455%, 03/01/47	292
3		ARM, 2.480%, 08/01/17	3
1,160		ARM, 2.485%, 12/01/37	1,249
469		ARM, 2.665%, 12/01/36	506
8		ARM, 2.723%, 10/01/25	8
3,569		ARM, 2.754%, 03/01/36	3,823
4,683		ARM, 2.928%, 03/01/36	5,004
3,841		ARM, 2.945%, 03/01/36	4,104
3,368		ARM, 2.954%, 10/01/35	3,592
6		ARM, 3.000%, 11/01/16	6
492		ARM, 3.020%, 04/01/38	498
		Federal National Mortgage Association, 15 Year, Single Family,
933		4.000%, 08/01/18 - 01/01/19	989
2,955		4.500%, 05/01/18 - 05/01/19	3,126
4,251		5.000%, 12/01/17 - 02/01/23	4,508
40,545		5.500%, 01/01/18 - 07/01/25	44,428
18,406		6.000%, 11/01/17 - 07/01/24	19,804
11,217		6.500%, 03/01/17 - 03/01/23	11,859
1,461		7.000%, 03/01/15 - 01/01/18	1,512
4		7.500%, 05/01/15	4
64		8.000%, 11/01/15 - 10/01/16	66
		Federal National Mortgage Association, 20 Year, Single Family,
1,096		5.500%, 05/01/27	1,223
1,785		6.000%, 03/01/18 - 04/01/24	2,010
2,977		6.500%, 03/01/17 - 03/01/25	3,356
883		7.000%, 08/01/20 - 08/01/21	961
2		7.500%, 06/01/16	2
10		8.000%, 11/01/15	10
		Federal National Mortgage Association, 30 Year, FHA/VA,
177		5.500%, 08/01/34	199
14		8.500%, 03/01/27	14
		Federal National Mortgage Association, 30 Year, Single Family,
25,353		5.000%, 10/01/39	28,274

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
36,867	5.500%, 12/01/32 - 04/01/37	41,473
23,319	6.000%, 04/01/35 - 01/01/38	26,492
16,156	6.500%, 03/01/26 - 10/01/38	18,217
6,617	7.000%, 04/01/37 - 08/01/37	7,405
95	8.000%, 12/01/30	107
4	8.500%, 09/01/21	5
25	9.000%, 02/01/31	26
23	9.500%, 07/01/28	25
7	10.000%, 02/01/24	7
	Federal National Mortgage Association, Other,
133	4.000%, 07/01/17	141
195	4.500%, 12/01/19	203
675	5.500%, 06/01/16 - 09/01/17	716
358	6.000%, 09/01/17	377
	Government National Mortgage Association II,
160	ARM, 1.625%, 07/20/21 - 01/20/28	165
64	ARM, 2.000%, 08/20/16 - 09/20/22	66
10	ARM, 2.500%, 12/20/17 - 05/20/21	10
28	ARM, 3.000%, 01/20/16 - 05/20/20	28
3	ARM, 3.500%, 10/20/17 - 12/20/17	3
8	ARM, 4.000%, 11/20/15 - 08/20/18	8
	Government National Mortgage Association II, 30 Year, Single Family,
5,819	6.000%, 09/20/38	6,550
12,067	7.000%, 08/20/38 - 09/20/38	13,647
16	7.500%, 09/20/28	19
35	8.000%, 09/20/26 - 12/20/27	42
42	8.500%, 03/20/25 - 04/20/25	48
2,342	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	2,540
	Government National Mortgage Association, 30 Year, Single Family,
5,651	6.500%, 09/15/38	6,534
12	8.500%, 04/15/25	15
9	9.000%, 09/15/24 - 10/15/26	10
241	9.500%, 07/15/20 - 12/15/25	281
2	12.000%, 11/15/19	2

	Total Mortgage Pass-Through Securities (Cost $494,206)	505,561

Supranational — 0.0% (g)
2,235	African Development Bank, (Supranational), 6.875%, 10/15/15	2,371
881	Corp. Andina de Fomento, 3.750%, 01/15/16	914

	Total Supranational (Cost $3,269)	3,285

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 6.6%
5,000	Federal Farm Credit Bank, 3.000%, 09/22/14	5,008
	Federal Home Loan Bank,
12,225	0.250%, 01/16/15	12,232
20,000	0.500%, 09/28/16	19,953
23,405	2.750%, 03/13/15	23,731
21,685	3.125%, 03/11/16	22,555
2,775	4.500%, 02/18/15	2,831
71,200	4.750%, 12/16/16	77,765
	Federal Home Loan Mortgage Corp.,
5,000	0.875%, 02/22/17	5,004
50,650	2.000%, 08/25/16	52,035
75,000	2.500%, 05/27/16	77,590
50,000	4.375%, 07/17/15	51,865
35,000	5.250%, 04/18/16	37,703
	Federal National Mortgage Association,
30,000	0.375%, 03/16/15	30,033
30,000	0.375%, 12/21/15	30,033
28,000	0.500%, 05/27/15	28,073
25,650	0.875%, 05/21/18	25,166
70,000	1.125%, 04/27/17	70,386
20,000	1.250%, 09/28/16	20,258
20,000	1.625%, 10/26/15	20,316
22,000	2.250%, 03/15/16	22,614
20,000	2.375%, 07/28/15	20,396
20,000	2.375%, 04/11/16	20,622
10,000	5.000%, 04/15/15	10,301
3,315	5.000%, 03/15/16	3,546
14,550	5.250%, 09/15/16	15,904
21,155	5.375%, 06/12/17	23,703
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	11,069

	Total U.S. Government Agency Securities (Cost $737,680)	740,692

U.S. Treasury Obligations — 48.4%
	U.S. Treasury Notes,
50,000	0.125%, 04/30/15	50,018
65,000	0.250%, 08/15/15	65,086
155,000	0.250%, 09/15/15	155,200
26,000	0.250%, 09/30/15	26,030
80,000	0.250%, 10/15/15	80,075
10,000	0.250%, 10/31/15	10,009
60,000	0.250%, 02/29/16	59,958
30,000	0.375%, 04/15/15	30,055
65,000	0.375%, 06/15/15	65,147
65,000	0.375%, 06/30/15	65,155
40,000	0.375%, 02/15/16	40,047

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
45,000	0.375%, 03/15/16	45,037
165,000	0.500%, 07/31/17	162,912
160,000	0.625%, 05/31/17	158,963
175,000	0.625%, 08/31/17	173,182
80,000	0.625%, 09/30/17	79,050
80,000	0.625%, 11/30/17	78,781
75,000	0.625%, 04/30/18	73,271
55,000	0.750%, 06/30/17	54,768
85,000	0.750%, 10/31/17	84,183
105,000	0.875%, 11/30/16	105,558
148,365	0.875%, 12/31/16	149,037
220,000	0.875%, 01/31/17	220,894
40,000	0.875%, 02/28/17	40,128
110,000	0.875%, 04/30/17	110,137
185,000	1.000%, 08/31/16	186,778
170,000	1.000%, 09/30/16	171,527
185,000	1.000%, 10/31/16	186,561
50,000	1.000%, 03/31/17	50,266
15,000	1.000%, 06/30/19	14,564
85,000	1.250%, 08/31/15	85,956
70,000	1.250%, 09/30/15	70,831
55,000	1.250%, 10/31/15	55,681
75,000	1.250%, 10/31/18	74,408
35,000	1.250%, 11/30/18	34,686
135,000	1.250%, 01/31/19	133,439
20,000	1.375%, 11/30/15	20,291
50,000	1.375%, 09/30/18	49,922
65,000	1.375%, 02/28/19	64,533
50,000	1.500%, 06/30/16	50,951
109,000	1.500%, 07/31/16	111,095
30,000	1.500%, 12/31/18	30,007
170,000	1.750%, 07/31/15	172,537
160,000	1.750%, 05/31/16	163,688
160,000	1.875%, 06/30/15	162,363
140,000	2.000%, 01/31/16	143,407
60,000	2.000%, 04/30/16	61,605
40,000	2.125%, 05/31/15	40,605
30,000	2.125%, 12/31/15	30,746
145,000	2.125%, 02/29/16	148,919
50,000	2.375%, 02/28/15	50,566

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

75,000	2.375%, 03/31/16	77,379
10,000	2.375%, 07/31/17	10,410
105,000	2.500%, 04/30/15	106,678
40,000	2.625%, 04/30/16	41,477
80,000	2.750%, 11/30/16	83,775
35,000	3.125%, 10/31/16	36,895
51,835	3.125%, 01/31/17	54,828
37,000	3.125%, 04/30/17	39,240
100,000	3.250%, 12/31/16	105,937
65,000	4.125%, 05/15/15	66,838
190,000	4.250%, 08/15/15	197,452
45,000	4.500%, 11/15/15	47,320
45,000	4.500%, 02/15/16	47,728

	Total U.S. Treasury Obligations (Cost $5,448,339)	5,464,570

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
2,882	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	2,867
13,275	Progress Residential LP, Revolving Loan, VAR, 4.000%, 09/04/15 (i)	13,208
9,676	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	9,628

	Total Loan Assignments (Cost $25,832)	25,703

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
29,536	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $29,536)	29,536

	Total Investments — 99.7% (Cost $11,191,648)	11,243,187
	Other Assets in Excess of Liabilities — 0.3%	37,818

	NET ASSETS — 100.0%	$11,281,005

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 64.1%
	Consumer Discretionary — 15.8%
	Auto Components — 1.4%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
596	3.500%, 03/15/17	600
1,130	4.875%, 03/15/19	1,161
2,422	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	2,585

		4,346

	Automobiles — 3.0%
4,993	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	5,372
1,465	General Motors Co., 3.500%, 10/02/18	1,496
2,517	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	2,555

		9,423

	Distributors — 0.2%
600	VWR Funding, Inc., 7.250%, 09/15/17	633

	Diversified Financial Services — 0.3%
1,048	Interactive Data Corp., 5.875%, 04/15/19 (e)	1,054

	Hotels, Restaurants & Leisure — 2.9%
150	DineEquity, Inc., 9.500%, 10/30/18	159
250	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	280
	MGM Resorts International,
500	8.625%, 02/01/19	589
2,975	11.375%, 03/01/18	3,763
620	MTR Gaming Group, Inc., 11.500%, 08/01/19	693
1,450	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	1,483
431	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	463
1,075	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	1,231
445	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	469

		9,130

	Household Durables — 3.3%
613	Jarden Corp., 7.500%, 05/01/17	684
	K. Hovnanian Enterprises, Inc.,
450	6.250%, 01/15/16	467
48	7.000%, 01/15/19 (e)	49
100	9.125%, 11/15/20 (e)	111
500	11.875%, 10/15/15	549
	Lennar Corp.,
1,800	4.500%, 06/15/19	1,837
90	6.950%, 06/01/18	99

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
3,005	Series B, 12.250%, 06/01/17	3,742
1,405	M/I Homes, Inc., 8.625%, 11/15/18	1,482
805	Standard Pacific Corp., 8.375%, 05/15/18	934
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	497

		10,451

	Internet & Catalog Retail — 0.1%
186	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	194

	Media — 4.5%
300	AMC Entertainment, Inc., 9.750%, 12/01/20	337
	Cablevision Systems Corp.,
1,800	7.750%, 04/15/18	2,003
2,301	8.000%, 04/15/20	2,623
285	Cenveo Corp., 6.000%, 08/01/19 (e)	281
850	Clear Channel Communications, Inc., 9.000%, 12/15/19	880
550	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	589
	DISH DBS Corp.,
650	4.625%, 07/15/17	678
1,722	7.875%, 09/01/19	1,997
500	Gray Television, Inc., 7.500%, 10/01/20	528
875	LIN Television Corp., 8.375%, 04/15/18	914
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,152
707	Numericable Group S.A., (France), 4.875%, 05/15/19 (e)	716
350	Radio One, Inc., 9.250%, 02/15/20 (e)	364
305	Sinclair Television Group, Inc., 8.375%, 10/15/18	319
900	Univision Communications, Inc., 6.875%, 05/15/19 (e)	954

		14,335

	Specialty Retail — 0.1%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	407

	Total Consumer Discretionary	49,973

	Consumer Staples — 3.7%
	Food & Staples Retailing — 1.2%
2,500	Rite Aid Corp., 8.000%, 08/15/20	2,729
910	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	971

		3,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — 1.4%
2,046	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,168
1,966	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	2,045

		4,213

	Household Products — 1.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	7.125%, 04/15/19	519
1,185	7.875%, 08/15/19	1,284
1,000	8.500%, 05/15/18	1,046
725	9.000%, 04/15/19	761

		3,610

	Total Consumer Staples	11,523

	Energy — 5.5%
	Energy Equipment & Services — 0.9%
414	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	412
200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	211
305	PHI, Inc., 5.250%, 03/15/19	309
900	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	933
200	SESI LLC, 7.125%, 12/15/21	226
850	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	894

		2,985

	Oil, Gas & Consumable Fuels — 4.6%
	Chesapeake Energy Corp.,
250	3.250%, 03/15/16	251
1,152	VAR, 3.484%, 04/15/19	1,163
750	Comstock Resources, Inc., 7.750%, 04/01/19	801
500	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	523
50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	53
NOK 2,000	Exmar N.V., (Belgium), VAR, 6.250%, 07/07/17	326
2,717	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	2,859
	Hilcorp Energy I LP/Hilcorp Finance Co.,
600	7.625%, 04/15/21 (e)	646
500	8.000%, 02/15/20 (e)	528
500	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19	550
175	Laredo Petroleum, Inc., 9.500%, 02/15/19	188
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	274
1,060	Peabody Energy Corp., 6.000%, 11/15/18	1,092

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
400	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	415
750	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	780
1,413	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	1,458
1,165	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	1,242
1,070	WPX Energy, Inc., 5.250%, 01/15/17	1,126

		14,275

	Total Energy	17,260

	Financials — 2.9%
	Banks — 1.0%
	CIT Group, Inc.,
786	3.875%, 02/19/19	796
660	5.000%, 05/15/17	697
1,530	Royal Bank of Scotland Group plc, (United Kingdom), 4.700%, 07/03/18	1,606

		3,099

	Consumer Finance — 1.6%
	Ally Financial, Inc.,
1,700	4.750%, 09/10/18	1,788
1,035	6.250%, 12/01/17	1,140
	General Motors Financial Co., Inc.,
995	3.500%, 07/10/19	1,003
300	4.750%, 08/15/17	315
880	SLM Corp., 4.625%, 09/25/17	913

		5,159

	Insurance — 0.3%
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,001

	Total Financials	9,259

	Health Care — 4.8%
	Health Care Equipment & Supplies — 2.3%
650	Alere, Inc., 7.250%, 07/01/18	686
1,350	Biomet, Inc., 6.500%, 10/01/20	1,439
3,200	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	3,431
500	Hologic, Inc., 6.250%, 08/01/20	528
925	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,033

		7,117

	Health Care Providers & Services — 1.9%
550	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	572

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
	HCA, Inc.,
371	3.750%, 03/15/19	374
325	8.000%, 10/01/18	380
1,100	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,166
1,602	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,706
	Tenet Healthcare Corp.,
930	5.000%, 03/01/19 (e)	941
550	6.250%, 11/01/18	600
133	Universal Health Services, Inc., 3.750%, 08/01/19 (e)	135

		5,874

	Pharmaceuticals — 0.6%
110	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	117
405	Valeant Pharmaceuticals International, (Canada), 6.875%, 12/01/18 (e)	422
	Valeant Pharmaceuticals International, Inc., (Canada),
175	6.750%, 10/01/17 (e)	182
1,225	6.750%, 08/15/18 (e)	1,310

		2,031

	Total Health Care	15,022

	Industrials — 9.3%
	Aerospace & Defense — 1.0%
	Bombardier, Inc., (Canada),
450	4.750%, 04/15/19 (e)	456
1,700	7.500%, 03/15/18 (e)	1,895
648	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	669

		3,020

	Air Freight & Logistics — 0.3%
608	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	571
287	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	298

		869

	Airlines — 0.8%
1,927	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,081
11	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	12
327	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	347

		2,440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Building Products — 0.2%
600	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	624

	Commercial Services & Supplies — 1.9%
	ADT Corp. (The),
710	2.250%, 07/15/17	701
800	4.125%, 04/15/19	802
705	Casella Waste Systems, Inc., 7.750%, 02/15/19	726
417	Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	423
455	Deluxe Corp., 7.000%, 03/15/19	478
1,270	ILFC E-Capital Trust I, VAR, 5.020%, 12/21/65 (e)	1,226
573	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	589
	R.R. Donnelley & Sons Co.,
150	6.125%, 01/15/17	160
625	7.250%, 05/15/18	704
425	8.250%, 03/15/19	504

		6,313

	Construction & Engineering — 0.5%
1,375	Tutor Perini Corp., 7.625%, 11/01/18	1,435

	Electrical Equipment — 0.4%
1,080	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,164

	Machinery — 1.6%
1,175	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	1,243
700	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	742
3,075	CNH Industrial Capital LLC, 3.375%, 07/15/19 (e)	3,029
356	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	385

		5,399

	Marine — 0.1%
300	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	308

	Road & Rail — 1.2%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
200	4.875%, 11/15/17	207
300	9.750%, 03/15/20	335
300	VAR, 2.977%, 12/01/17	299
3,000	Hertz Corp. (The), 7.500%, 10/15/18	3,131

		3,972

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — 1.3%
360	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	390
935	HD Supply, Inc., 8.125%, 04/15/19	1,019
2,500	International Lease Finance Corp., 3.875%, 04/15/18	2,540

		3,949

	Total Industrials	29,493

	Information Technology — 3.4%
	Communications Equipment — 0.8%
750	Alcatel-Lucent USA, Inc., 4.625%, 07/01/17 (e)	761
840	Avaya, Inc., 7.000%, 04/01/19 (e)	836
960	Goodman Networks, Inc., 12.125%, 07/01/18	1,042

		2,639

	Electronic Equipment, Instruments & Components — 1.0%
2,690	Viasystems, Inc., 7.875%, 05/01/19 (e)	2,783

	Internet Software & Services — 0.4%
1,135	IAC/InterActiveCorp., 4.875%, 11/30/18	1,178

	IT Services — 0.4%
300	First Data Corp., 7.375%, 06/15/19 (e)	320
710	iGATE Corp., 4.750%, 04/15/19 (e)	712
300	SunGard Data Systems, Inc., 6.625%, 11/01/19	314

		1,346

	Semiconductors & Semiconductor Equipment — 0.8%
2,500	Advanced Micro Devices, Inc., 6.750%, 03/01/19 (e)	2,619

	Total Information Technology	10,565

	Materials — 9.0%
	Chemicals — 1.7%
2,000	Ashland, Inc., 3.875%, 04/15/18	2,047
350	Huntsman International LLC, 8.625%, 03/15/20	375
725	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	749
200	OMNOVA Solutions, Inc., 7.875%, 11/01/18	208
1,350	PolyOne Corp., 7.375%, 09/15/20	1,455
460	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	478

		5,312

	Construction Materials — 1.5%
400	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	454
	Cemex S.A.B. de C.V., (Mexico),
625	5.875%, 03/25/19 (e)	655
910	9.500%, 06/15/18 (e)	1,031
825	VAR, 4.984%, 10/15/18 (e)	877

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — continued
1,125	VAR, 5.234%, 09/30/15 (e)	1,154
425	Headwaters, Inc., 7.250%, 01/15/19	447
160	U.S. Concrete, Inc., 8.500%, 12/01/18	173

		4,791

	Containers & Packaging — 1.2%
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
200	6.250%, 01/31/19 (e)	202
1,350	VAR, 3.232%, 12/15/19 (e)	1,344
675	Berry Plastics Corp., 9.750%, 01/15/21	760
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
720	5.625%, 12/15/16 (e)	733
750	6.000%, 06/15/17 (e)	761
100	Graphic Packaging International, Inc., 7.875%, 10/01/18	104

		3,904

	Metals & Mining — 4.6%
2,000	Alcoa, Inc., 5.720%, 02/23/19	2,219
635	Aleris International, Inc., 7.625%, 02/15/18	659
	APERAM, (Luxembourg),
250	7.375%, 04/01/16 (e)	256
1,100	7.750%, 04/01/18 (e)	1,154
	ArcelorMittal, (Luxembourg),
5,370	6.125%, 06/01/18	5,846
250	10.350%, 06/01/19	315
480	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	504
	Commercial Metals Co.,
345	6.500%, 07/15/17	376
875	7.350%, 08/15/18	989
325	FMG Resources August 2006 Pty Ltd., (Australia), 6.875%, 02/01/18 (e)	342
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	635
435	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	463
600	United States Steel Corp., 7.000%, 02/01/18	659

		14,417

	Total Materials	28,424

	Telecommunication Services — 8.3%
	Diversified Telecommunication Services — 7.1%
1,000	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	1,082

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
730	7.000%, 01/15/19	766
4,169	7.250%, 10/30/17	4,356
1,530	8.125%, 04/30/20	1,641
900	CenturyLink, Inc., Series R, 5.150%, 06/15/17	961
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	126
350	Frontier Communications Corp., 8.125%, 10/01/18	407
	Intelsat Jackson Holdings S.A., (Luxembourg),
280	7.250%, 04/01/19	295
1,725	8.500%, 11/01/19	1,811
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	759
6,075	Level 3 Communications, Inc., 11.875%, 02/01/19	6,645
615	Level 3 Financing, Inc., VAR, 3.823%, 01/15/18 (e)	618
1,575	PAETEC Holding Corp., 9.875%, 12/01/18	1,679
120	Sprint Capital Corp., 6.900%, 05/01/19	129
510	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	525
200	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	210
EUR 210	Wind Acquisition Finance S.A., (Luxembourg), VAR, 4.203%, 07/15/20 (e)	277
50	Windstream Corp., 7.875%, 11/01/17	57

		22,344

	Wireless Telecommunication Services — 1.2%
1,000	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	1,189
	T-Mobile USA, Inc.,
2,076	5.250%, 09/01/18	2,140
369	6.464%, 04/28/19	385

		3,714

	Total Telecommunication Services	26,058

	Utilities — 1.4%
	Electric Utilities — 0.1%
163	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	164

	Independent Power & Renewable Electricity Producers — 1.1%
2,000	AES Corp., VAR, 3.227%, 06/01/19	2,010
1,500	GenOn Energy, Inc., 9.875%, 10/15/20	1,583

		3,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — 0.2%
500	Kinder Morgan Finance Co. LLC, 5.700%, 01/05/16	526

	Total Utilities	4,283

	Total Corporate Bonds (Cost $202,030)	201,860

Preferred Securities — 2.0% (x)
	Financials — 2.0%
	Banks — 1.5%
	Bank of America Corp.,
2,800	Series V, VAR, 5.125%, 06/17/19	2,771
1,000	Series K, VAR, 8.000%, 01/30/18	1,105
900	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	1,017

		4,893

	Capital Markets — 0.5%
704	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	727
692	Morgan Stanley, VAR, 5.450%, 07/15/19	704

		1,431

	Total Preferred Securities (Cost $6,334)	6,324

SHARES
Preferred Stocks — 0.5%
	Financials — 0.5%
	Consumer Finance — 0.2%
23	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 (a)	629

	Insurance — 0.3%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.354%, 09/30/14 (a) @	861

	Total Preferred Stocks (Cost $1,493)	1,490

PRINCIPAL AMOUNT($)
Loan Assignments — 29.8%
	Consumer Discretionary — 9.8%
	Auto Components — 0.7%
1,900	Cooper-Standard Automotive, Inc., Term Loan, VAR, 4.000%, 04/04/21	1,889
425	Key Safety Systems, Inc., 1st lien Term Loan B, VAR, 06/30/21 ^	426

		2,315

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Automobiles — 0.2%
648	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	642

	Hotels, Restaurants & Leisure — 1.8%
668	CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/12/21	661
230	Dave & Buster’s, Inc., 1st Lien Term Loan B, VAR, 4.500%, 07/25/20	229
840	Golden Nugget, Inc., VAR, 5.500%, 11/21/19	847
360	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	363
959	Hilton Worldwide Finance LLC, Term Loan B, VAR, 3.500%, 10/26/20	953
995	Intrawest Operations Group LLC, Term Loan, VAR, 5.500%, 12/09/20	1,000
103	Landry’s, Inc., 1st Lien Term Loan B, VAR, 4.000%, 04/24/18	103
576	Las Vegas Sands LLC, Term Loan B, VAR, 3.250%, 12/19/20	575
440	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	453
355	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	354

		5,538

	Household Durables — 0.1%
251	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	250
75	Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20	74
131	WNA Holdings, Inc., Term Loan, VAR, 4.500%, 06/07/20	130

		454

	Internet & Catalog Retail — 0.2%
575	1-800 CONTACTS, Inc., Term Loan, VAR, 01/29/21	570

	Leisure Products — 0.6%
1,760	Delta 2 Lux Sarl, 2nd Lien Term Loan, VAR, 7.750%, 07/29/22 ^	1,752

	Media — 4.3%
748	Cengage Learning Acquisitions, Inc., 2020 Term Loan, VAR, 7.000%, 03/31/20	753
158	Clear Channel Communications, Inc., Tranche B Term Loan B-1, VAR, 3.807%, 01/29/16	157
720	Clear Channel Communications, Inc., Tranche D Term Loan, VAR, 6.907%, 01/30/19	709
142	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.657%, 07/30/19	142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
496	Mission Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	491
563	Nexstar Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	557
1,844	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	1,841
40	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	39
1,836	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20 ^	1,823
2,381	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	2,365
2,640	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	2,626
600	Visant Corp., 1st Lien Term Loan B, VAR, 5.500%, 07/29/21 ^	597
1,791	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	1,744

		13,844

	Multiline Retail — 0.8%
992	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	997
1,601	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	1,588

		2,585

	Specialty Retail — 0.5%
1,621	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	1,588

	Textiles, Apparel & Luxury Goods — 0.6%
1,309	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	1,297
480	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 04/08/20	476

		1,773

	Total Consumer Discretionary	31,061

	Consumer Staples — 5.2%
	Food & Staples Retailing — 1.8%
1,899	New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21	1,888
1,366	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	1,369
644	Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	646
1,906	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 ^	1,891

		5,794

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Food Products — 3.4%
3,133	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	3,120
3,206	H.J. Heinz Co., 1st Lien Term Loan B-2, VAR, 3.500%, 06/05/20	3,202
870	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	871
145	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	148
2,806	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.250%, 04/29/20 ^	2,770
545	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	539

		10,650

	Total Consumer Staples	16,444

	Energy — 2.9%
	Energy Equipment & Services — 1.3%
99	Drillships Financing Holding, Inc., Term Loan B-1, VAR, 6.000%, 03/31/21	99
750	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	752
372	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	372
157	Propetro Services, Inc., Term Loan, VAR, 7.250%, 09/30/19	159
1,496	Seadrill Operating LP, Term Loan B, VAR, 4.000%, 02/21/21	1,469
370	Seventy Seven Operating LLC, 1st Lien Term Loan B, VAR, 3.750%, 06/25/21	370
920	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	930

		4,151

	Oil, Gas & Consumable Fuels — 1.6%
99	Alon USA Partners LP, New Term Loan B, VAR, 9.250%, 11/26/18	101
412	CITGO Petroleum Corp., 1st Lien Term Loan B, VAR, 4.500%, 07/29/21	413
875	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	863
1,005	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	1,028
356	MEG Energy Corp., New Term Loan B, VAR, 3.750%, 03/31/20	355
247	Navios Maritime Partners LP, Term Loan, VAR, 5.250%, 06/27/18	249
695	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	690
310	Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	314

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
610	Southcross Holdings LP, 1st Lien, VAR, 6.000%, 08/04/21 ^	612
405	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	407

		5,032

	Total Energy	9,183

	Financials — 1.0%
	Capital Markets — 0.2%
491	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	490

	Diversified Financial Services — 0.6%
40	Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	41
164	Ascensus, Inc., Initial Term Loan, VAR, 5.000%, 12/02/19	165
1,541	ROC Finance LLC, New 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	1,494
130	Sedgwick, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	129

		1,829

	Insurance — 0.2%
226	HUB International Ltd., Initial Term Loan B, VAR, 4.250%, 10/02/20	224
504	Sedgwick CMS Holdings, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21	495

		719

	Total Financials	3,038

	Health Care — 1.5%
	Biotechnology — 0.2%
170	Ikaria, Inc., 1st Lien Term Loan, VAR, 5.000%, 02/12/21	170
310	Ikaria, Inc., 2nd Lien Term Loan, VAR, 8.750%, 02/14/22	314
276	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 4.250%, 12/13/19	276

		760

	Health Care Providers & Services — 0.6%
260	Amsurg Corp., Initial Term Loan B, VAR, 3.750%, 07/16/21	260
109	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19	109
961	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18 ^	958
519	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	518

		1,845

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Life Sciences Tools & Services — 0.1%
246	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 ^	245

	Pharmaceuticals — 0.6%
233	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	235
66	CEVA Group plc, Term Loan B, VAR, 6.500%, 03/19/21	64
479	Grifols Worldwide Operations Ltd., Tranch B Term Loan, VAR, 3.157%, 02/27/21	475
927	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	918
220	Phibro Animal Health Corp., Term Loan, VAR, 5.250%, 04/16/21	219

		1,911

	Total Health Care	4,761

	Industrials — 3.3%
	Air Freight & Logistics — 0.0% (g)
8	CEVA Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	8
48	CEVA Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	47
46	CEVA Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	44

		99

	Airlines — 0.2%
394	Delta Air Lines, Inc., 2014 Term Loan B-1, VAR, 3.250%, 10/18/18	390
231	LM US Member LLC,1st Lien Term Loan, VAR, 4.750%, 10/25/19	230

		620

	Building Products — 0.4%
925	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20 ^	918
398	Norcraft Cos. LP, Initial Term Loan, VAR, 5.250%, 12/13/20	397

		1,315

	Commercial Services & Supplies — 1.2%
141	Garda World Security Corp., New Term Loan, VAR, 4.000%, 11/06/20	140
552	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	548
1,225	Harland Clarke Holdings Corp., Term Loan B-4, VAR, 6.000%, 08/04/19	1,236
424	Harland Clarke Holdings Corp., Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	424

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — continued
529	Multi Packaging Solutions, Inc., New USD Term Loan B, VAR, 4.250%, 09/30/20	526
520	University Support Services LLC (St. George’s University Scholastic Services LLC), 2nd Lien Term Loan, VAR, 5.750%, 08/06/21	521
99	Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19	99

		3,494

	Electrical Equipment — 0.0% (g)
150	Alliance Laundry Systems LLC, 1st Lien New Term Loan, VAR, 4.250%, 12/10/18	150

	Industrial Conglomerates — 0.1%
302	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	302

	Machinery — 0.7%
692	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	681
390	Hilex Poly Co. LLC, 1st Lien, VAR, 5.000%, 06/23/21 ^	389
628	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	622
170	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	169

		1,861

	Marine — 0.3%
533	Drillships Ocean Ventures, 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	535
460	Shelf Drilling Holdings Ltd., VAR, 10.000%, 10/08/18	469

		1,004

	Road & Rail — 0.0% (g)
99	Ozburn-Hessey Holding Co. LLC, Term Loan, VAR, 6.753%, 05/23/19	99

	Trading Companies & Distributors — 0.4%
1,241	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	1,241
169	SunSource Holdings, Inc., New Term Loan, VAR, 4.750%, 02/12/21	168

		1,409

	Total Industrials	10,353

	Information Technology — 1.2%
	Communications Equipment — 0.1%
444	Avaya, Inc., 1st Lien Term Loan B-3, VAR, 4.655%, 10/26/17	430

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Electronic Equipment, Instruments & Components — 0.5%
1,346	Dell International LLC, Term Loan B, VAR, 4.500%, 04/29/20	1,350

	Internet Software & Services — 0.1%
175	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	174

	IT Services — 0.2%
730	First Data Corp., 1st Lien Term Loan, VAR, 4.155%, 03/24/21	728

	Semiconductors & Semiconductor Equipment — 0.3%
203	Avago Technologies Cayman Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	203
227	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	226
596	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	597

		1,026

	Total Information Technology	3,708

	Materials — 2.5%
	Chemicals — 1.2%
958	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20 ^	952
517	AZ Chem U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21	519
943	Flint Group S.A., 1st Lien Term Loan B, VAR, 05/03/21 ^	940
509	Gemini HDPE LLC, 1st lien Term Loan, VAR, 4.750%, 08/06/21 ^	509
456	OCI Beaumont LLC, Term Loan B-3, VAR, 5.000%, 08/20/19	459
99	Tronox Ltd., Term Loan B, VAR, 4.000%, 03/19/20	98

		3,477

	Construction Materials — 0.2%
521	Quikrete Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/28/20	517
50	Quikrete Holdings, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	51

		568

	Containers & Packaging — 0.1%
319	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	317
120	Rexam plc, 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	120

		437

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — 1.0%
894	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19	896
30	JFB Firth Rixson, Inc., 2013 Term Loan, VAR, 4.250%, 06/30/17	29
1,117	FMG Resources PTY, Ltd. (Fortescue Metals Group), Term Loan, VAR, 3.750%, 06/30/19	1,113
599	Hi-Crush Partners LP, Term Loan B, VAR, 4.750%, 04/28/21	600
638	Murray Energy Corp., VAR, 5.250%, 12/05/19	642

		3,280

	Total Materials	7,762

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
283	Cincinnati Bell Inc., Term Loan B, VAR, 4.000%, 09/10/20	282
59	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19	59
70	Level 3 Communications, Inc., 2019 Tranche B-3 Term Loan, VAR, 4.000%, 08/01/19	70
1,010	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	992
425	Virgin Media Ltd., Term Loan B, VAR, 3.500%, 06/07/20	419
143	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	143
248	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	247

	Total Telecommunication Services	2,212

	Utilities — 1.7%
	Electric Utilities — 1.2%
750	Albertsons LLC, Term Loan B-4, VAR, 08/08/21 ^	752
512	Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16	512
455	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term loan, VAR, 05/05/16	458
1,750	Texas Competitive Electric Holdings Co. LLC, Exit Term Loan, VAR, 4.652%, 10/10/17 ^	1,352
1,175	Texas Competitive Electric Holdings Co. LLC, Non-Exit Term Loan, VAR, 4.652%, 10/10/14 ^	909

		3,983

	Independent Power & Renewable Electricity Producers — 0.5%
198	Calpine Construction Finance Co./CCFC Finance Corp., 1st Lien Term Loan B, VAR, 3.000%, 05/03/20	194

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Independent Power & Renewable Electricity Producers — continued
992	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	991
312	EFS Cogen Holdings I LLC, VAR, 3.750%, 12/17/20	311

		1,496

	Total Utilities	5,479

	Total Loan Assignments (Cost $94,227)	94,001

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.3%
	Investment Company — 4.3%
13,615	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $13,615)	13,615

	Total Investments — 100.7% (Cost $317,699)	317,290
	Liabilities in Excess of Other Assets — (0.7)%	(2,342)

	NET ASSETS — 100.0%	$314,948

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
170	EUR	Citibank, N.A.	09/26/14	227	223	4
1,125	NOK	Union Bank of Switzerland AG	09/26/14	183	182	1
				410	405	5

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 30.2%
	Federal Farm Credit Banks,
25,000	4.350%, 09/02/14	25,005
500	6.270%, 01/26/16 (m)	542
4,000	Financing Corp., Zero Coupon, 11/30/17	3,825
9,148	New Valley Generation I, 7.299%, 03/15/19 (m)	10,445
3,217	New Valley Generation II, 5.572%, 05/01/20 (m)	3,619

	Total U.S. Government Agency Securities (Cost $43,110)	43,436

U.S. Treasury Obligations — 81.8%
	U.S. Treasury Notes,
20,000	0.250%, 12/15/15	20,007
10,500	0.625%, 04/30/18	10,258
10,000	0.750%, 10/31/17	9,904
5,000	0.750%, 03/31/18	4,915
5,595	0.875%, 12/31/16	5,620
10,000	0.875%, 04/30/17	10,012
2,000	1.000%, 06/30/19	1,942
6,000	1.250%, 10/31/18	5,953
2,000	1.750%, 07/31/15	2,030

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,000	2.000%, 04/30/16	10,268
12,000	2.625%, 02/29/16	12,413
15,000	2.625%, 04/30/16	15,554
4,405	3.125%, 01/31/17	4,659
4,000	3.250%, 12/31/16	4,237

	Total U.S. Treasury Obligations (Cost $117,718)	117,772

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
	1,793 JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,793)	1,793

	Total Investments — 113.2% (Cost $162,621)	163,001
	Liabilities in Excess of Other Assets — (13.2)%	(18,967)

	NET ASSETS — 100.0%	$144,034

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	265

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2014.
AUD	— Australian Dollar
BRL	— Brazilian Real
CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RUB	— Russian Ruble
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2014.
TRY	— Turkish Lira
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.

ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2014.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of August 31, 2014.

^	— All or a portion of the security is unsettled as of August 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.
††	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$9,170

[1] Security matures in 2110.
[2] Security matures in 2105.
[3] Security matures in 2111.
[4] Security matures in 2114.
[5] Security matures in 2112.

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$23,311,732	$2,670,343	$1,278,566
Investments in affiliates, at value	1,186,381	50,080	45,555

Total investment securities, at value	24,498,113	2,720,423	1,324,121
Cash	—	30	—
Foreign currency, at value	—	131	—
Receivables:
Investment securities sold	15,796	835	11
Fund shares sold	64,647	3,429	2,844
Interest and dividends from non-affiliates	98,505	20,434	4,595
Dividends from affiliates	40	2	—	(a)
Unrealized appreciation on forward foreign currency exchange contracts	—	192	—
Other assets	—	104	—

Total Assets	24,677,101	2,745,580	1,331,571

LIABILITIES:
Payables:
Due to custodian	11,485	—	—
Distributions	4,224	874	882
Investment securities purchased	3,086	1,980	—
Fund shares redeemed	34,569	1,177	1,348
Variation margin on futures contracts	—	160	—
Unrealized depreciation on forward foreign currency exchange contracts	—	99	—
Unrealized depreciation on unfunded commitments	244	9	—
Variation margin on centrally cleared swaps	—	1	—
Accrued liabilities:
Investment advisory fees	5,071	596	244
Administration fees	1,464	169	68
Shareholder servicing fees	2,327	397	30
Distribution fees	1,848	243	217
Custodian and accounting fees	1,110	237	86
Collateral management fees	—	1	—
Trustees’ and Chief Compliance Officer’s fees	19	3	—
Transfer agent fees	5,601	119	347
Other	1,433	195	111

Total Liabilities	72,481	6,260	3,333

Net Assets	$24,604,620	$2,739,320	$1,328,238

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$23,660,033	$2,884,759	$1,231,610
Accumulated undistributed (distributions in excess of) net investment income	22,616	1,917	741
Accumulated net realized gains (losses)	28,117	(236,140)	23,082
Net unrealized appreciation (depreciation)	893,854	88,784	72,805

Total Net Assets	$24,604,620	$2,739,320	$1,328,238

Net Assets:
Class A	$4,967,915	$407,091	$666,601
Class B	23,309	1,748	3,799
Class C	1,087,248	235,679	78,749
Class R2	118,195	16,361	51,327
Class R5	360,740	—	—
Class R6	7,281,498	413,240	—
Institutional Class	—	304,934	—
Select Class	10,765,715	1,360,267	527,762

Total	$24,604,620	$2,739,320	$1,328,238

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	422,287	48,394	60,163
Class B	1,982	206	343
Class C	91,926	27,896	7,131
Class R2	10,060	1,947	4,635
Class R5	30,713	—	—
Class R6	618,634	49,130	—
Institutional Class	—	36,229	—
Select Class	915,808	161,831	47,633

Net Asset Value (a):
Class A — Redemption price per share	$11.76	$8.41	$11.08
Class B — Offering price per share (b)	11.76	8.47	11.08
Class C — Offering price per share (b)	11.83	8.45	11.04
Class R2 — Offering and redemption price per share	11.75	8.40	11.07
Class R5 — Offering and redemption price per share	11.75	—	—
Class R6 — Offering and redemption price per share	11.77	8.41	—
Institutional Class — Offering and redemption price per share	—	8.42	—
Select Class — Offering and redemption price per share	11.76	8.41	11.08
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.22	$8.74	$11.51

Cost of investments in non-affiliates	$22,417,634	$2,582,258	$1,205,761
Cost of investments in affiliates	1,186,381	50,080	45,555
Cost of foreign currency	—	132	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$10,151,381	$1,691,674	$825,433
Investments in affiliates, at value	464,673	47,578	91,096
Investments in affiliates — restricted, at value	—	9,170	—

Total investment securities, at value	10,616,054	1,748,422	916,529
Cash	2,458	40	—
Receivables:
Investment securities sold	56,249	—	77
Fund shares sold	14,440	2,191	1,003
Interest and dividends from non-affiliates	164,584	7,467	1,079
Dividends from affiliates	11	1	2
Variation Margin on Centrally Cleared Swaps	47	—	—
Outstanding swap contracts, at value	—	1,908	—

Total Assets	10,853,843	1,760,029	918,690

LIABILITIES:
Payables:
Due to custodian	—	—	10
Distributions	13,344	552	37
Investment securities purchased	98,048	4,600	21,468
Fund shares redeemed	15,098	723	282
Outstanding swap contracts, at value	—	12,419	—
Accrued liabilities:
Investment advisory fees	5,137	466	90
Administration fees	663	113	33
Shareholder servicing fees	629	105	146
Distribution fees	406	17	75
Custodian and accounting fees	341	115	66
Collateral management fees	2	10	—
Trustees’ and Chief Compliance Officer’s fees	2	2	—	(a)
Professional fees	—	6	—
Other	1,850	808	114

Total Liabilities	135,520	19,936	22,321

Net Assets	$10,718,323	$1,740,093	$896,369

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$10,111,022	$1,733,166	$977,413
Accumulated undistributed (distributions in excess of) net investment income	18,496	478	(540)
Accumulated net realized gains (losses)	218,965	(2,226)	(77,755)
Net unrealized appreciation (depreciation)	369,840	8,675	(2,749)

Total Net Assets	$10,718,323	$1,740,093	$896,369

Net Assets:
Class A	$946,316	$64,744	$192,543
Class B	5,696	—	236
Class C	312,493	4,444	53,558
Class R2	11,151	104	—
Class R5	87,882	12,996	—
Class R6	2,147,108	422,576	16,422
Select Class	7,207,677	1,235,229	633,610

Total	$10,718,323	$1,740,093	$896,369

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	117,276	6,116	19,245
Class B	704	—	24
Class C	38,688	421	5,411
Class R2	1,384	10	—
Class R5	10,829	1,223	—
Class R6	264,969	39,878	1,639
Select Class	889,044	116,668	63,336

Net Asset Value (a):
Class A — Redemption price per share	$8.07	$10.59	$10.00
Class B — Offering price per share (b)	8.10	—	9.92
Class C — Offering price per share (b)	8.08	10.56	9.90
Class R2 — Offering and redemption price per share	8.06	10.60	—
Class R5 — Offering and redemption price per share	8.12	10.63	—
Class R6 — Offering and redemption price per share	8.10	10.60	10.02
Select Class — Offering and redemption price per share	8.11	10.59	10.00
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$8.38	$11.00	$10.23

Cost of investments in non-affiliates	$9,781,588	$1,672,488	$828,182
Cost of investments in affiliates	464,673	47,578	91,096
Cost of investments in affiliates — restricted	—	9,170	—
Premiums paid on swaps	4,431	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund		Short Duration High Yield Fund		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,494,126	$11,213,651		$303,675		$161,208
Investments in affiliates, at value	37,703	29,536		13,615		1,793

Total investment securities, at value	2,531,829	11,243,187		317,290		163,001
Cash	33	1,214		43		—
Receivables:
Investment securities sold	1,364	565		3,757		—
Fund shares sold	1,863	16,619		2,620		26
Interest and dividends from non-affiliates	7,339	47,523		4,463		1,449
Dividends from affiliates	1	—	(a)	—	(a)	—	(a)
Unrealized appreciation on forward foreign currency exchange contracts	—	—		5		—

Total Assets	2,542,429	11,309,108		328,178		164,476

LIABILITIES:
Payables:
Distributions	1,120	3,933		980		41
Investment securities purchased	2,057	10,970		12,004		20,019
Fund shares redeemed	2,775	7,477		1		244
Unrealized depreciation on unfunded commitments	16	62		—		—
Accrued liabilities:
Investment advisory fees	313	1,724		101		5
Administration fees	75	574		15		2
Shareholder servicing fees	152	1,755		28		31
Distribution fees	34	138		—	(a)	7
Custodian and accounting fees	283	446		34		29
Trustees’ and Chief Compliance Officer’s fees	1	11		—	(a)	—
Transfer agent fees	420	522		2		14
Professional fees	—	—		3		—
Other	240	491		62		50

Total Liabilities	7,486	28,103		13,230		20,442

Net Assets	$2,534,943	$11,281,005		$314,948		$144,034

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,456,976	$11,220,250	$315,311	$143,130
Accumulated undistributed (distributions in excess of) net investment income	3,169	4,119	498	63
Accumulated net realized gains (losses)	2,588	5,159	(457)	461
Net unrealized appreciation (depreciation)	72,210	51,477	(404)	380

Total Net Assets	$2,534,943	$11,281,005	$314,948	$144,034

Net Assets:
Class A	$141,762	$234,650	$1,861	$31,407
Class B	—	716	—	58
Class C	6,425	135,698	176	—
Class R6	1,354,659	3,006,948	89,072	—
Select Class	1,032,097	7,902,993	223,839	112,569

Total	$2,534,943	$11,281,005	$314,948	$144,034

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	12,189	21,548	186	3,325
Class B	—	65	—	6
Class C	566	12,386	18	—
Class R6	119,143	275,785	8,918	—
Select Class	90,775	724,768	22,423	11,930

Net Asset Value (a):
Class A — Redemption price per share	$11.63	$10.89	$9.98	$9.45
Class B — Offering price per share (b)	—	11.00	—	9.43
Class C — Offering price per share( b)	11.35	10.96	9.97	—
Class R6 — Offering and redemption price per share	11.37	10.90	9.99	—
Select Class — Offering and redemption price per share	11.37	10.90	9.98	9.44
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.08	$11.14	$10.21	$9.67

Cost of investments in non-affiliates	$2,421,900	$11,162,112	$304,084	$160,828
Cost of investments in affiliates	37,703	29,536	13,615	1,793

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$374,627	$54,742	$23,289
Interest income from affiliates	—	— (a)	—
Dividend income from non-affiliates	—	278	—
Dividend income from affiliates	159	9	3
Foreign taxes withheld	—	— (a)	—

Total investment income	374,786	55,029	23,292

EXPENSES:
Investment advisory fees	36,629	3,907	2,068
Administration fees	10,134	1,081	572
Distribution fees:
Class A	6,623	461	857
Class B	94	7	16
Class C	4,317	913	309
Class R2	292	35	125
Shareholder servicing fees:
Class A	6,623	461	857
Class B	31	2	5
Class C	1,439	304	103
Class R2	146	17	63
Class R5	85	—	—
Institutional Class	—	138	—
Select Class	12,938	1,659	695
Custodian and accounting fees	872	216	68
Professional fees	122	63	46
Collateral management fees	—	1	—
Trustees’ and Chief Compliance Officer’s fees	137	15	5
Printing and mailing costs	1,343	130	77
Registration and filing fees	183	78	40
Transfer agent fees	7,753	322	1,039
Other	102	14	12

Total expenses	89,863	9,824	6,957

Less amounts waived	(17,145)	(961)	(2,189)
Less earnings credits	— (a)	—	—

Net expenses	72,718	8,863	4,768

Net investment income (loss)	302,068	46,166	18,524

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	19,165	11,727	28,423
Futures	—	3,643	—
Foreign currency transactions	—	(12)	—
Swaps	—	245	—

Net realized gain (loss)	19,165	15,603	28,423

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	237,771	15,398	(23,719)
Futures	—	636	—
Foreign currency translations	—	59	—
Swaps	—	(14)	—
Unfunded commitments	(101)	(4)	—

Change in net unrealized appreciation/depreciation	237,670	16,075	(23,719)

Net realized/unrealized gains (losses)	256,835	31,678	4,704

Change in net assets resulting from operations	$558,903	$77,844	$23,228

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	High Yield Fund	Inflation Managed Bond Fund		Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$338,766	$20,312		$5,910
Interest income from affiliates	—	1		—
Dividend income from non-affiliates	4,413	—		—
Dividend income from affiliates	43	3		12

Total investment income	343,222	20,316		5,922

EXPENSES:
Investment advisory fees	35,789	2,825		1,066
Administration fees	4,570	670		354
Distribution fees:
Class A	1,314	84		244
Class B	22	—		1
Class C	1,199	18		210
Class R2	29	—	(a)	—
Shareholder servicing fees:
Class A	1,314	84		244
Class B	8	—		—	(a)
Class C	400	6		70
Class R2	14	—	(a)	—
Class R5	25	3		—
Select Class	9,130	1,454		730
Custodian and accounting fees	247	95		62
Professional fees	83	53		42
Collateral management fees	2	10		—
Trustees’ and Chief Compliance Officer’s fees	56	9		4
Printing and mailing costs	725	381		19
Registration and filing fees	83	65		55
Transfer agent fees	3,702	124		121
Other	39	46		7

Total expenses	58,751	5,927		3,229

Less amounts waived	(11,367)	(1,246)		(966)
Less earnings credits	(1)	—		—

Net expenses	47,383	4,681		2,263

Net investment income (loss)	295,839	15,635		3,659

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	157,195	2,031		181
Swaps	—	1,520		—

Net realized gain (loss)	157,195	3,551		181

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(164,160)	5,539		2,793
Swaps	47	2,480		—

Change in net unrealized appreciation/depreciation	(164,113)	8,019		2,793

Net realized/unrealized gains (losses)	(6,918)	11,570		2,974

Change in net assets resulting from operations	$288,921	$27,205		$6,633

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$45,637	$77,334	$6,808	$1,197
Dividend income from non-affiliates	—	—	37	—
Dividend income from affiliates	2	2	1	— (a)

Total investment income	45,639	77,336	6,846	1,197

EXPENSES:
Investment advisory fees	4,676	13,819	682	243
Administration fees	1,109	4,588	113	67
Distribution fees:
Class A	185	296	2	50
Class B	—	3	—	— (a)
Class C	25	547	— (a)	—
Shareholder servicing fees:
Class A	185	296	2	50
Class B	—	1	—	— (a)
Class C	8	183	— (a)	—
Select Class	1,310	9,668	260	152
Custodian and accounting fees	240	361	25	21
Interest expense to affiliates	— (a)	—	—	—
Professional fees	57	83	57	34
Trustees’ and Chief Compliance Officer’s fees	15	62	1	1
Printing and mailing costs	151	460	4	10
Registration and filing fees	48	156	26	18
Transfer agent fees	404	1,945	6	24
Offering costs	—	—	2	—
Other	123	58	9	1

Total expenses	8,536	32,526	1,189	671

Less amounts waived	(3,987)	(4,972)	(363)	(258)
Less expense reimbursements	(109)

Net expenses	4,440	27,554	826	413

Net investment income (loss)	41,199	49,782	6,020	784

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,020	2,345	(601)	392
Foreign currency transactions	—	—	4	—

Net realized gain (loss)	3,020	2,345	(597)	392

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	11,783	(15,867)	(1,675)	(1,170)
Foreign currency translations	—	—	6	—
Unfunded commitments	(1)	(33)	—	—

Change in net unrealized appreciation/depreciation	11,782	(15,900)	(1,669)	(1,170)

Net realized/unrealized gains (losses)	14,802	(13,555)	(2,266)	(778)

Change in net assets resulting from operations	$56,001	$36,227	$3,754	$6

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$302,068	$672,693	$46,166	$94,737
Net realized gain (loss)	19,165	224,590	15,603	27,687
Distributions of capital gains received from investment company affiliates	—	2	—	— (a)
Change in net unrealized appreciation/depreciation	237,670	(976,558)	16,075	(75,615)

Change in net assets resulting from operations	558,903	(79,273)	77,844	46,809

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(63,522)	(140,598)	(6,483)	(14,704)
From net realized gains	—	(28,395)	—	(2,298)
Class B
From net investment income	(219)	(603)	(26)	(79)
From net realized gains	—	(156)	—	(15)
Class C
From net investment income	(9,900)	(30,976)	(3,369)	(10,683)
From net realized gains	—	(7,214)	—	(1,865)
Class R2
From net investment income	(1,274)	(2,524)	(223)	(346)
From net realized gains	—	(593)	—	(88)
Class R5
From net investment income	(4,642)	(8,766)	—	—
From net realized gains	—	(1,783)	—	—
Class R6
From net investment income	(98,978)	(159,384)	(7,182)	(11,690)
From net realized gains	—	(32,338)	—	(2,067)
Institutional Class
From net investment income	—	—	(5,260)	(4,990)
From net realized gains	—	—	—	(1,972)
Select Class
From net investment income	(134,534)	(311,422)	(23,702)	(51,873)
From net realized gains	—	(49,794)	—	(8,326)

Total distributions to shareholders	(313,069)	(774,546)	(46,245)	(110,996)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,280,961	(5,449,845)	242,597	(424,274)

NET ASSETS:
Change in net assets	1,526,795	(6,303,664)	274,196	(488,461)
Beginning of period	23,077,825	29,381,489	2,465,124	2,953,585

End of period	$24,604,620	$23,077,825	$2,739,320	$2,465,124

Accumulated undistributed (distributions in excess of) net investment income	$22,616	$33,617	$1,917	$1,996

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,524	$44,165	$295,839	$658,596
Net realized gain (loss)	28,423	(5,225)	157,195	246,344
Distributions of capital gains received from investment company affiliates	—	1	—	1
Change in net unrealized appreciation/depreciation	(23,719)	(72,138)	(164,113)	(87,097)

Change in net assets resulting from operations	23,228	(33,197)	288,921	817,844

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(8,865)	(19,295)	(27,805)	(57,622)
From net realized gains	—	(3,070)	—	(26,512)
Class B
From net investment income	(37)	(114)	(140)	(378)
From net realized gains	—	(22)	—	(170)
Class C
From net investment income	(752)	(2,248)	(7,515)	(17,150)
From net realized gains	—	(404)	—	(8,103)
Class R2
From net investment income	(571)	(1,194)	(282)	(774)
From net realized gains	—	(210)	—	(282)
Class R5
From net investment income	—	—	(2,703)	(6,087)
From net realized gains	—	—	—	(2,359)
Class R6
From net investment income	—	—	(60,860)	(121,462)
From net realized gains	—	—	—	(61,567)
Select Class
From net investment income	(7,716)	(22,077)	(198,256)	(445,447)
From net realized gains	—	(2,992)	—	(186,273)

Total distributions to shareholders	(17,941)	(51,626)	(297,561)	(934,186)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(185,477)	(288,453)	(308,029)	(162,632)

NET ASSETS:
Change in net assets	(180,190)	(373,276)	(316,669)	(278,974)
Beginning of period	1,508,428	1,881,704	11,034,992	11,313,966

End of period	$1,328,238	$1,508,428	$10,718,323	$11,034,992

Accumulated undistributed (distributions in excess of) net investment income	$741	$158	$18,496	$20,218

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,635	$18,768	$3,659	$4,802
Net realized gain (loss)	3,551	(5,777)	181	(6,175)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	1
Change in net unrealized appreciation/depreciation	8,019	(36,623)	2,793	16,461

Change in net assets resulting from operations	27,205	(23,632)	6,633	15,089

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(568)	(1,011)	(578)	(1,019)
From net realized gains	—	(93)	—	—
Class B
From net investment income	—	—	— (a)	(1)
Class C
From net investment income	(26)	(25)	(45)	(160)
From net realized gains	—	(7)	—	—
Class R2
From net investment income	(1)	(57)	—	—
From net realized gains	—	— (a)	—	—
Class R5
From net investment income	(123)	(58)	—	—
From net realized gains	—	(16)	—	—
Class R6
From net investment income	(3,684)	(3,822)	(92)	(160)
From net realized gains	—	(414)	—	—
Select Class
From net investment income	(10,942)	(13,661)	(2,600)	(4,548)
From net realized gains	—	(1,492)	—	—

Total distributions to shareholders	(15,344)	(20,656)	(3,315)	(5,888)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	214,922	(5,382)	83,000	287,134

NET ASSETS:
Change in net assets	226,783	(49,670)	86,318	296,335
Beginning of period	1,513,310	1,562,980	810,051	513,716

End of period	$1,740,093	$1,513,310	$896,369	$810,051

Accumulated undistributed (distributions in excess of) net investment income	$478	$187	$(540)	$(884)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,199	$108,186	$49,782	$108,606
Net realized gain (loss)	3,020	4,736	2,345	4,038
Distributions of capital gains received from investment company affiliates	—	— (a)	—	1
Change in net unrealized appreciation/depreciation	11,782	(105,374)	(15,900)	(68,200)

Change in net assets resulting from operations	56,001	7,548	36,227	44,445

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,217)	(5,269)	(601)	(1,684)
From net realized gains	—	(135)	—	(193)
Class B
From net investment income	—	—	— (a)	(1)
From net realized gains	—	—	—	(1)
Class C
From net investment income	(85)	(153)	(51)	(313)
From net realized gains	—	(5)	—	(130)
Class R6
From net investment income	(25,080)	(54,520)	(14,744)	(38,488)
From net realized gains	—	(1,434)	—	(2,319)
Select Class
From net investment income	(17,443)	(43,599)	(29,008)	(71,961)
From net realized gains	—	(994)	—	(6,186)

Total distributions to shareholders	(44,825)	(106,109)	(44,404)	(121,276)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(280,603)	(1,505,460)	273,978	(1,218,137)

NET ASSETS:
Change in net assets	(269,427)	(1,604,021)	265,801	(1,294,968)
Beginning of period	2,804,370	4,408,391	11,015,204	12,310,172

End of period	$2,534,943	$2,804,370	$11,281,005	$11,015,204

Accumulated undistributed (distributions in excess of) net investment income	$3,169	$6,795	$4,119	$(1,259)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014 (a)	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,020	$4,122	$784	$2,451
Net realized gain (loss)	(597)	137	392	707
Distributions of capital gains received from investment company affiliates	—	— (b)	—	— (b)
Change in net unrealized appreciation/depreciation	(1,669)	1,265	(1,170)	(3,943)

Change in net assets resulting from operations	3,754	5,524	6	(785)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(32)	(10)	(152)	(496)
From net realized gains	—	—	—	(174)
Class B
From net investment income	—	—	— (b)	(1)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	(2)	(2)	—	—
Class R6
From net investment income	(1,417)	(354)	—	—
Select Class
From net investment income	(4,243)	(3,581)	(607)	(1,969)
From net realized gains	—	—	—	(495)

Total distributions to shareholders	(5,694)	(3,947)	(759)	(3,135)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	72,487	242,824	(32,367)	(128,023)

NET ASSETS:
Change in net assets	70,547	244,401	(33,120)	(131,943)
Beginning of period	244,401	—	177,154	309,097

End of period	$314,948	$244,401	$144,034	$177,154

Accumulated undistributed (distributions in excess of) net investment income	$498	$172	$63	$38

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$647,308	$1,232,542	$117,018	$134,093
Distributions reinvested	60,486	160,900	6,144	15,829
Cost of shares redeemed	(1,029,895)	(2,311,241)	(55,071)	(372,306)

Change in net assets resulting from Class A capital transactions	$(322,101)	$(917,799)	$68,091	$(222,384)

Class B
Proceeds from shares issued	$46	$352	$111	$152
Distributions reinvested	212	736	24	88
Cost of shares redeemed	(4,087)	(15,468)	(401)	(1,922)

Change in net assets resulting from Class B capital transactions	$(3,829)	$(14,380)	$(266)	$(1,682)

Class C
Proceeds from shares issued	$37,662	$125,646	$15,499	$59,890
Distributions reinvested	9,249	35,878	3,280	12,273
Cost of shares redeemed	(186,987)	(1,424,622)	(40,795)	(364,576)

Change in net assets resulting from Class C capital transactions	$(140,076)	$(1,263,098)	$(22,016)	$(292,413)

Class R2
Proceeds from shares issued	$21,506	$31,261	$7,140	$6,156
Distributions reinvested	1,085	2,720	169	367
Cost of shares redeemed	(15,669)	(33,135)	(3,179)	(3,934)

Change in net assets resulting from Class R2 capital transactions	$6,922	$846	$4,130	$2,589

Class R5
Proceeds from shares issued	$84,697	$198,106	$—	$—
Distributions reinvested	3,494	8,209	—	—
Cost of shares redeemed	(56,075)	(158,275)	—	—

Change in net assets resulting from Class R5 capital transactions	$32,116	$48,040	$—	$—

Class R6
Proceeds from shares issued	$1,152,606	$2,674,811	$88,993	$99,514
Distributions reinvested	95,604	182,078	4,327	7,441
Cost of shares redeemed	(674,595)	(1,200,122)	(11,227)	(17,669)

Change in net assets resulting from Class R6 capital transactions	$573,615	$1,656,767	$82,093	$89,286

Institutional Class
Proceeds from shares issued	$—	$—	$64,817	$290,492
Distributions reinvested	—	—	4,826	5,956
Cost of shares redeemed	—	—	(28,121)	(87,471)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$41,522	$208,977

Select Class
Proceeds from shares issued	$2,094,188	$4,490,916	$63,977	$162,807
Distributions reinvested	116,930	310,109	23,139	31,434
Cost of shares redeemed	(1,076,804)	(7,175,646)	(18,073)	(402,888)
Redemptions in-kind	—	(2,585,600)	—	—

Change in net assets resulting from Select Class capital transactions	$1,134,314	$(4,960,221)	$69,043	$(208,647)

Total change in net assets resulting from capital transactions	$1,280,961	$(5,449,845)	$242,597	$(424,274)

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	55,355	104,795	14,003	16,039
Reinvested	5,172	13,771	735	1,905
Redeemed	(87,937)	(196,969)	(6,594)	(44,742)

Change in Class A Shares	(27,410)	(78,403)	8,144	(26,798)

Class B
Issued	4	30	13	18
Reinvested	18	63	3	11
Redeemed	(350)	(1,319)	(48)	(230)

Change in Class B Shares	(328)	(1,226)	(32)	(201)

Class C
Issued	3,204	10,550	1,847	7,085
Reinvested	787	3,050	391	1,471
Redeemed	(15,922)	(120,901)	(4,868)	(43,701)

Change in Class C Shares	(11,931)	(107,301)	(2,630)	(35,145)

Class R2
Issued	1,846	2,664	854	743
Reinvested	93	233	20	44
Redeemed	(1,343)	(2,832)	(380)	(475)

Change in Class R2 Shares	596	65	494	312

Class R5
Issued	7,255	16,990	—	—
Reinvested	299	704	—	—
Redeemed	(4,808)	(13,585)	—	—

Change in Class R5 Shares	2,746	4,109	—	—

Class R6
Issued	98,667	228,425	10,665	11,806
Reinvested	8,171	15,597	518	898
Redeemed	(57,587)	(101,582)	(1,341)	(2,131)

Change in Class R6 Shares	49,251	142,440	9,842	10,573

Institutional Class
Issued	—	—	7,725	34,982
Reinvested	—	—	577	722
Redeemed	—	—	(3,361)	(10,536)

Change in Institutional Class Shares	—	—	4,941	25,168

Select Class
Issued	179,466	382,868	7,667	19,597
Reinvested	10,005	26,523	2,771	3,808
Redeemed	(92,187)	(611,948)	(2,162)	(48,597)
Redemptions in-kind	—	(220,614)	—	—

Change in Select Class Shares	97,284	(423,171)	8,276	(25,192)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$93,337	$378,819	$189,281	$525,149
Distributions reinvested	5,517	14,778	23,823	76,305
Cost of shares redeemed	(116,908)	(453,638)	(332,116)	(488,788)

Change in net assets resulting from Class A capital transactions	$(18,054)	$(60,041)	$(119,012)	$112,666

Class B
Proceeds from shares issued	$5	$139	$150	$490
Distributions reinvested	30	108	128	495
Cost of shares redeemed	(924)	(3,822)	(883)	(3,187)

Change in net assets resulting from Class B capital transactions	$(889)	$(3,575)	$(605)	$(2,202)

Class C
Proceeds from shares issued	$5,489	$13,744	$29,228	$66,494
Distributions reinvested	596	2,256	6,859	22,917
Cost of shares redeemed	(13,863)	(108,988)	(38,273)	(119,173)

Change in net assets resulting from Class C capital transactions	$(7,778)	$(92,988)	$(2,186)	$(29,762)

Class R2
Proceeds from shares issued	$10,710	$32,593	$1,973	$6,792
Distributions reinvested	340	803	225	851
Cost of shares redeemed	(10,164)	(30,384)	(2,061)	(12,931)

Change in net assets resulting from Class R2 capital transactions	$886	$3,012	$137	$(5,288)

Class R5
Proceeds from shares issued	$—	$—	$15,045	$39,974
Distributions reinvested	—	—	2,557	7,937
Cost of shares redeemed	—	—	(33,209)	(46,074)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$(15,607)	$1,837

Class R6
Proceeds from shares issued	$—	$—	$275,916	$1,000,700
Distributions reinvested	—	—	50,760	149,502
Cost of shares redeemed	—	—	(382,529)	(672,191)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$(55,853)	$478,011

Select Class
Proceeds from shares issued	$69,351	$184,491	$1,124,604	$2,448,632
Distributions reinvested	5,888	14,009	128,406	379,063
Cost of shares redeemed	(234,881)	(333,361)	(1,367,913)	(3,545,589)

Change in net assets resulting from Select Class capital transactions	$(159,642)	$(134,861)	$(114,903)	$(717,894)

Total change in net assets resulting from capital transactions	$(185,477)	$(288,453)	$(308,029)	$(162,632)

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	8,463	33,788	23,412	64,658
Reinvested	501	1,327	2,954	9,469
Redeemed	(10,595)	(40,564)	(41,161)	(60,199)

Change in Class A Shares	(1,631)	(5,449)	(14,795)	13,928

Class B
Issued	— (a)	12	19	61
Reinvested	3	10	16	61
Redeemed	(84)	(340)	(109)	(392)

Change in Class B Shares	(81)	(318)	(74)	(270)

Class C
Issued	499	1,226	3,611	8,156
Reinvested	54	203	850	2,841
Redeemed	(1,262)	(9,748)	(4,737)	(14,662)

Change in Class C Shares	(709)	(8,319)	(276)	(3,665)

Class R2
Issued	970	2,899	245	836
Reinvested	31	72	28	106
Redeemed	(923)	(2,699)	(255)	(1,586)

Change in Class R2 Shares	78	272	18	(644)

Class R5
Issued	—	—	1,851	4,906
Reinvested	—	—	315	979
Redeemed	—	—	(4,066)	(5,632)

Change in Class R5 Shares	—	—	(1,900)	253

Class R6
Issued	—	—	33,992	122,853
Reinvested	—	—	6,270	18,491
Redeemed	—	—	(46,915)	(82,760)

Change in Class R6 Shares	—	—	(6,653)	58,584

Select Class
Issued	6,292	16,458	138,604	299,366
Reinvested	534	1,265	15,850	46,853
Redeemed	(21,373)	(29,944)	(168,669)	(433,894)

Change in Select Class Shares	(14,547)	(12,221)	(14,215)	(87,675)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,524	$32,110	$51,092	$187,279
Distributions reinvested	568	1,067	547	957
Cost of shares redeemed	(9,481)	(121,890)	(45,444)	(68,411)

Change in net assets resulting from Class A capital transactions	$(3,389)	$(88,713)	$6,195	$119,825

Class B
Proceeds from shares issued	$—	$—	$3	$312
Distributions reinvested	—	—	— (a)	1
Cost of shares redeemed	—	—	(28)	(300)

Change in net assets resulting from Class B capital transactions	$—	$—	$(25)	$13

Class C
Proceeds from shares issued	$319	$2,075	$5,679	$23,145
Distributions reinvested	26	32	45	156
Cost of shares redeemed	(1,188)	(3,225)	(10,034)	(30,136)

Change in net assets resulting from Class C capital transactions	$(843)	$(1,118)	$(4,310)	$(6,835)

Class R2
Proceeds from shares issued	$6	$1,643	$—	$—
Distributions reinvested	1	57	—	—
Cost of shares redeemed	(34)	(12,656)	—	—

Change in net assets resulting from Class R2 capital transactions	$(27)	$(10,956)	$—	$—

Class R5
Proceeds from shares issued	$516	$14,043	$—	$—
Distributions reinvested	123	74	—	—
Cost of shares redeemed	(516)	(1,480)	—	—

Change in net assets resulting from Class R5 capital transactions	$123	$12,637	$—	$—

Class R6
Proceeds from shares issued	$85,129	$287,515	$3,779	$12,077
Distributions reinvested	3,684	3,705	88	151
Cost of shares redeemed	(6,166)	(191,518)	(5,822)	(2,430)

Change in net assets resulting from Class R6 capital transactions	$82,647	$99,702	$(1,955)	$9,798

Select Class
Proceeds from shares issued	$197,287	$371,795	$118,822	$238,357
Distributions reinvested	7,115	5,785	2,399	2,100
Cost of shares redeemed	(67,991)	(394,514)	(38,126)	(76,124)

Change in net assets resulting from Select Class capital transactions	$136,411	$(16,934)	$83,095	$164,333

Total change in net assets resulting from capital transactions	$214,922	$(5,382)	$83,000	$287,134

(a)	Amount rounds to less than 1,000 dollars.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	523	3,031	5,119	18,963
Reinvested	54	101	55	97
Redeemed	(898)	(11,508)	(4,552)	(6,928)

Change in Class A Shares	(321)	(8,376)	622	12,132

Class B
Issued	—	—	— (a)	32
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(2)	(31)

Change in Class B Shares	—	—	(2)	1

Class C
Issued	30	196	576	2,368
Reinvested	2	3	4	16
Redeemed	(112)	(308)	(1,016)	(3,085)

Change in Class C Shares	(80)	(109)	(436)	(701)

Class R2
Issued	1	157	—	—
Reinvested	— (a)	5	—	—
Redeemed	(4)	(1,211)	—	—

Change in Class R2 Shares	(3)	(1,049)	—	—

Class R5
Issued	49	1,340	—	—
Reinvested	12	7	—	—
Redeemed	(49)	(141)	—	—

Change in Class R5 Shares	12	1,206	—	—

Class R6
Issued	8,049	27,328	378	1,222
Reinvested	348	352	9	16
Redeemed	(585)	(18,147)	(582)	(246)

Change in Class R6 Shares	7,812	9,533	(195)	992

Select Class
Issued	18,665	35,127	11,895	24,147
Reinvested	674	552	240	212
Redeemed	(6,449)	(37,416)	(3,820)	(7,711)

Change in Select Class Shares	12,890	(1,737)	8,315	16,648

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,633	$54,297	$59,948	$121,490
Distributions reinvested	2,156	5,137	572	1,789
Cost of shares redeemed	(31,646)	(198,203)	(65,853)	(162,497)

Change in net assets resulting from Class A capital transactions	$(8,857)	$(138,769)	$(5,333)	$(39,218)

Class B
Proceeds from shares issued	$—	$—	$52	$274
Distributions reinvested	—	—	— (a)	2
Cost of shares redeemed	—	—	(144)	(408)

Change in net assets resulting from Class B capital transactions	$—	$—	$(92)	$(132)

Class C
Proceeds from shares issued	$1,522	$3,589	$11,283	$44,643
Distributions reinvested	85	153	51	433
Cost of shares redeemed	(1,529)	(3,821)	(30,100)	(126,772)

Change in net assets resulting from Class C capital transactions	$78	$(79)	$(18,766)	$(81,696)

Class R6
Proceeds from shares issued	$52,861	$176,952	$1,107,158	$1,974,790
Distributions reinvested	23,058	52,102	7,688	19,477
Cost of shares redeemed	(332,104)	(444,420)	(925,467)	(3,228,754)

Change in net assets resulting from Class R6 capital transactions	$(256,185)	$(215,366)	$189,379	$(1,234,487)

Select Class
Proceeds from shares issued	$136,467	$536,267	$1,332,914	$4,218,075
Distributions reinvested	11,332	25,688	15,463	33,108
Cost of shares redeemed	(163,438)	(1,713,201)	(1,239,587)	(4,113,787)

Change in net assets resulting from Select Class capital transactions	$(15,639)	$(1,151,246)	$108,790	$137,396

Total change in net assets resulting from capital transactions	$(280,603)	$(1,505,460)	$273,978	$(1,218,137)

(a)	Amount rounds to less than 1,000 dollars.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	1,777	4,640	5,503	11,136
Reinvested	186	442	52	164
Redeemed	(2,726)	(17,019)	(6,044)	(14,890)

Change in Class A Shares	(763)	(11,937)	(489)	(3,590)

Class B
Issued	—	—	4	26
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(13)	(37)

Change in Class B Shares	—	—	(9)	(11)

Class C
Issued	134	313	1,029	4,063
Reinvested	8	14	5	40
Redeemed	(135)	(338)	(2,747)	(11,545)

Change in Class C Shares	7	(11)	(1,713)	(7,442)

Class R6
Issued	4,653	15,447	101,512	180,669
Reinvested	2,033	4,588	705	1,783
Redeemed	(29,242)	(39,196)	(84,817)	(295,375)

Change in Class R6 Shares	(22,556)	(19,161)	17,400	(112,923)

Select Class
Issued	12,024	46,974	122,182	386,103
Reinvested	999	2,260	1,419	3,033
Redeemed	(14,398)	(150,580)	(113,637)	(376,484)

Change in Select Class Shares	(1,375)	(101,346)	9,964	12,652

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2014 (Unaudited)	Period Ended February 28, 2014 (a)	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$802	$1,482	$1,612	$3,878
Distributions reinvested	32	10	149	655
Cost of shares redeemed	(374)	(85)	(14,547)	(32,700)

Change in net assets resulting from Class A capital transactions	$460	$1,407	$(12,786)	$(28,167)

Class B
Proceeds from shares issued	$—	$—	$—	$50
Distributions reinvested	—	—	— (b)	1
Cost of shares redeemed	—	—	(122)	(94)

Change in net assets resulting from Class B capital transactions	$—	$—	$(122)	$(43)

Class C
Proceeds from shares issued	$120	$53	$—	$—
Distributions reinvested	2	2	—	—

Change in net assets resulting from Class C capital transactions	$122	$55	$—	$—

Class R6
Proceeds from shares issued	$47,998	$67,791	$—	$—
Distributions reinvested	1	2	—	—
Cost of shares redeemed	— (b)	(26,225)	—	—

Change in net assets resulting from Class R6 capital transactions	$47,999	$41,568	$—	$—

Select Class
Proceeds from shares issued	$108,392	$236,853	$8,394	$52,202
Distributions reinvested	680	1,269	423	1,312
Cost of shares redeemed	(85,166)	(38,328)	(28,276)	(153,327)

Change in net assets resulting from Select Class capital transactions	$23,906	$199,794	$(19,459)	$(99,813)

Total change in net assets resulting from capital transactions	$72,487	$242,824	$(32,367)	$(128,023)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than 1,000 dollars.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Short Duration High Yield Fund			Treasury & Agency Fund
	Six Months Ended August 31, 2014 (Unaudited)		Period Ended February 28, 2014 (a)	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	79		149	171	405
Reinvested	3		1	15	69
Redeemed	(37)		(9)	(1,537)	(3,419)

Change in Class A Shares	45		141	(1,351)	(2,945)

Class B
Issued	—		—	—	5
Reinvested	—		—	— (b)	— (b)
Redeemed	—		—	(13)	(10)

Change in Class B Shares	—		—	(13)	(5)

Class C
Issued	13		5	—	—
Reinvested	—	(b)	— (b)	—	—

Change in Class C Shares	13		5	—	—

Class R6
Issued	4,770		6,758	—	—
Reinvested	—	(b)	— (b)	—	—
Redeemed	—	(b)	(2,610)	—	—

Change in Class R6 Shares	4,770		4,148	—	—

Select Class
Issued	10,809		23,716	887	5,463
Reinvested	68		127	45	138
Redeemed	(8,476)		(3,821)	(2,991)	(16,078)

Change in Select Class Shares	2,401		20,022	(2,059)	(10,477)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$11.65	$0.14	(f)(g)	$0.11	$0.25	$(0.14)	$—	$(0.14)
Year Ended February 28, 2014	12.02	0.30	(f)	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	(f)	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	(f)	0.49	0.89	(0.40)	(0.02)	(0.42)
Year Ended February 28, 2011	11.23	0.42	(f)	0.22	0.64	(0.41)	—	(0.41)
Year Ended February 28, 2010	10.59	0.55	(f)	0.64	1.19	(0.55)	—	(0.55)

Class B
Six Months Ended August 31, 2014 (Unaudited)	11.64	0.10	(f)(g)	0.12	0.22	(0.10)	—	(0.10)
Year Ended February 28, 2014	12.01	0.22	(f)	(0.31)	(0.09)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2013	11.92	0.25	(f)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.45	0.33	(f)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.22	0.34	(f)	0.22	0.56	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.58	0.48	(f)	0.63	1.11	(0.47)	—	(0.47)

Class C
Six Months Ended August 31, 2014 (Unaudited)	11.71	0.10	(f)(g)	0.12	0.22	(0.10)	—	(0.10)
Year Ended February 28, 2014	12.07	0.22	(f)	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	(f)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	(f)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(f)	0.23	0.57	(0.34)	—	(0.34)
Year Ended February 28, 2010	10.65	0.46	(f)	0.65	1.11	(0.48)	—	(0.48)

Class R2
Six Months Ended August 31, 2014 (Unaudited)	11.63	0.12	(f)(g)	0.13	0.25	(0.13)	—	(0.13)
Year Ended February 28, 2014	12.00	0.27	(f)	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	(f)	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	(f)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(f)	0.22	0.61	(0.38)	—	(0.38)
Year Ended February 28, 2010	10.59	0.49	(f)	0.67	1.16	(0.53)	—	(0.53)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	11.63	0.15	(f)(g)	0.13	0.28	(0.16)	—	(0.16)
Year Ended February 28, 2014	12.00	0.33	(f)	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	(f)	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	(f)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(f)	0.22	0.67	(0.44)	—	(0.44)
Year Ended February 28, 2010	10.58	0.58	(f)	0.63	1.21	(0.58)	—	(0.58)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.76	2.18%	$4,967,915	0.74%	2.33	%(g)	0.97%	8%
11.65	(0.08)	5,237,738	0.75	2.52		0.97	15
12.02	3.56	6,347,063	0.74	2.68		0.97	15
11.93	7.89	5,937,341	0.75	3.40		0.98	20
11.46	5.75	3,982,404	0.74	3.62		0.97	24
11.23	11.45	3,154,129	0.73	4.94		0.97	18

11.76	1.93	23,309	1.39	1.68	(g)	1.47	8
11.64	(0.75)	26,897	1.40	1.86		1.47	15
12.01	2.91	42,472	1.39	2.04		1.47	15
11.92	7.17	53,729	1.40	2.78		1.48	20
11.45	5.06	76,034	1.39	2.98		1.46	24
11.22	10.71	118,596	1.38	4.37		1.47	18

11.83	1.91	1,087,248	1.39	1.68	(g)	1.47	8
11.71	(0.69)	1,216,032	1.40	1.84		1.47	15
12.07	2.91	2,549,712	1.39	2.03		1.47	15
11.98	7.15	2,400,830	1.40	2.76		1.48	20
11.51	5.04	2,181,719	1.39	2.97		1.47	24
11.28	10.65	2,326,774	1.38	4.12		1.47	18

11.75	2.14	118,195	0.99	2.08	(g)	1.22	8
11.63	(0.33)	110,094	1.00	2.28		1.23	15
12.00	3.32	112,812	0.99	2.40		1.22	15
11.91	7.54	67,044	1.00	3.14		1.23	20
11.45	5.51	37,096	0.99	3.36		1.22	24
11.22	11.16	14,608	0.98	4.41		1.22	18

11.75	2.42	360,740	0.44	2.63	(g)	0.52	8
11.63	0.21	325,239	0.45	2.84		0.53	15
12.00	3.87	286,302	0.44	2.96		0.52	15
11.91	8.21	190,711	0.45	3.70		0.53	20
11.44	6.06	123,327	0.44	3.91		0.51	24
11.21	11.69	470,155	0.43	5.26		0.53	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Core Bond Fund (continued)
Class R6 (h)
Six Months Ended August 31, 2014 (Unaudited)	$11.65	$0.16	(f)(g)	$0.12	$0.28		$(0.16)	$—	$(0.16)
Year Ended February 28, 2014	12.02	0.34	(f)	(0.32)	0.02		(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	(f)	0.12	0.48		(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	(f)	0.48	0.92		(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(f)	0.23	0.69		(0.45)	—	(0.45)
Year Ended February 28, 2010	10.59	0.59	(f)	0.63	1.22		(0.59)	—	(0.59)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	11.64	0.15	(f)(g)	0.12	0.27		(0.15)	—	(0.15)
Year Ended February 28, 2014	12.01	0.32	(f)	(0.32)	—	(i)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	(f)	0.11	0.45		(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	(f)	0.49	0.91		(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(f)	0.22	0.66		(0.43)	—	(0.43)
Year Ended February 28, 2010	10.58	0.56	(f)	0.64	1.20		(0.56)	—	(0.56)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.77	2.45%	$7,281,498	0.39%	2.68	%(g)	0.47%	8%
11.65	0.24	6,635,284	0.40	2.90		0.48	15
12.02	3.98	5,132,037	0.39	3.01		0.47	15
11.92	8.16	3,221,144	0.40	3.75		0.48	20
11.46	6.22	2,334,504	0.39	3.98		0.47	24
11.22	11.72	1,144,420	0.39	5.36		0.47	18

11.76	2.35	10,765,715	0.57	2.50	(g)	0.72	8
11.64	0.08	9,526,541	0.58	2.68		0.72	15
12.01	3.73	14,911,091	0.57	2.84		0.72	15
11.92	8.09	12,717,750	0.58	3.58		0.73	20
11.45	5.96	10,523,393	0.57	3.79		0.72	24
11.22	11.61	7,029,375	0.57	5.08		0.72	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$8.31	$0.15	(f)(g)	$0.10	$0.25	$(0.15)	$—		$(0.15)
Year Ended February 28, 2014	8.49	0.30	(f)	(0.12)	0.18	(0.30)	(0.06)		(0.36)
Year Ended February 28, 2013	8.38	0.31	(f)	0.10	0.41	(0.30)	—	(h)	(0.30)
Year Ended February 29, 2012	8.19	0.38	(f)	0.19	0.57	(0.38)	—	(h)	(0.38)
Year Ended February 28, 2011	7.85	0.37	(f)	0.34	0.71	(0.37)	—		(0.37)
Year Ended February 28, 2010	7.03	0.43	(f)	0.82	1.25	(0.43)	—		(0.43)

Class B
Six Months Ended August 31, 2014 (Unaudited)	8.36	0.12	(f)(g)	0.11	0.23	(0.12)	—		(0.12)
Year Ended February 28, 2014	8.54	0.24	(f)	(0.12)	0.12	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.43	0.26	(f)	0.10	0.36	(0.25)	—	(h)	(0.25)
Year Ended February 29, 2012	8.24	0.33	(f)	0.19	0.52	(0.33)	—	(h)	(0.33)
Year Ended February 28, 2011	7.89	0.33	(f)	0.34	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.06	0.38	(f)	0.83	1.21	(0.38)	—		(0.38)

Class C
Six Months Ended August 31, 2014 (Unaudited)	8.35	0.12	(f)(g)	0.10	0.22	(0.12)	—		(0.12)
Year Ended February 28, 2014	8.52	0.24	(f)	(0.11)	0.13	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.42	0.26	(f)	0.09	0.35	(0.25)	—	(h)	(0.25)
Year Ended February 29, 2012	8.23	0.33	(f)	0.19	0.52	(0.33)	—	(h)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(f)	0.35	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.05	0.38	(f)	0.84	1.22	(0.39)	—		(0.39)

Class R2
Six Months Ended August 31, 2014 (Unaudited)	8.30	0.13	(f)(g)	0.10	0.23	(0.13)	—		(0.13)
Year Ended February 28, 2014	8.48	0.26	(f)	(0.12)	0.14	(0.26)	(0.06)		(0.32)
Year Ended February 28, 2013	8.38	0.28	(f)	0.09	0.37	(0.27)	—	(h)	(0.27)
Year Ended February 29, 2012	8.20	0.35	(f)	0.18	0.53	(0.35)	—	(h)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(f)	0.35	0.69	(0.34)	—		(0.34)
Year Ended February 28, 2010	7.03	0.40	(f)	0.82	1.22	(0.40)	—		(0.40)

Class R6 (i)
Six Months Ended August 31, 2014 (Unaudited)	8.31	0.16	(f)(g)	0.10	0.26	(0.16)	—		(0.16)
Year Ended February 28, 2014	8.49	0.33	(f)	(0.12)	0.21	(0.33)	(0.06)		(0.39)
Year Ended February 28, 2013	8.38	0.34	(f)	0.10	0.44	(0.33)	—	(h)	(0.33)
Year Ended February 29, 2012	8.19	0.41	(f)	0.19	0.60	(0.41)	—	(h)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.40)	—		(0.40)
Year Ended February 28, 2010	7.02	0.45	(f)	0.84	1.29	(0.46)	—		(0.46)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.41	2.98%	$407,091	0.75%	3.48	%(g)	0.95%	13%
8.31	2.12	334,499	0.75	3.54		0.95	25
8.49	5.06	568,987	0.73	3.67		0.95	25
8.38	7.19	424,254	0.75	4.63		0.97	23
8.19	9.23	327,106	0.73	4.62		0.97	22
7.85	18.14	168,775	0.77	5.59		0.97	26

8.47	2.75	1,748	1.40	2.83	(g)	1.45	13
8.36	1.45	1,992	1.38	2.91		1.45	25
8.54	4.33	3,748	1.38	3.04		1.45	25
8.43	6.44	4,990	1.40	3.99		1.47	23
8.24	8.60	6,270	1.38	4.03		1.47	22
7.89	17.49	7,674	1.40	5.00		1.48	26

8.45	2.63	235,679	1.40	2.83	(g)	1.45	13
8.35	1.54	254,763	1.40	2.88		1.45	25
8.52	4.27	559,441	1.38	3.02		1.45	25
8.42	6.48	398,777	1.40	3.97		1.47	23
8.23	8.63	287,042	1.38	3.97		1.47	22
7.88	17.58	152,695	1.39	4.90		1.46	26

8.40	2.80	16,361	1.15	3.07	(g)	1.20	13
8.30	1.72	12,063	1.15	3.16		1.20	25
8.48	4.56	9,675	1.13	3.25		1.20	25
8.38	6.66	927	1.15	4.21		1.22	23
8.20	8.93	357	1.13	4.22		1.22	22
7.85	17.71	210	1.14	5.21		1.22	26

8.41	3.16	413,240	0.40	3.83	(g)	0.45	13
8.31	2.48	326,452	0.40	3.92		0.45	25
8.49	5.40	243,671	0.39	3.99		0.45	25
8.38	7.57	64,170	0.39	5.01		0.46	23
8.19	9.60	158,216	0.38	4.92		0.47	22
7.85	18.76	18,465	0.40	5.94		0.48	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund (continued)
Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	$8.32	$0.16	(f)(g)	$0.10	$0.26	$(0.16)	$—		$(0.16)
Year Ended February 28, 2014	8.49	0.32	(f)	(0.11)	0.21	(0.32)	(0.06)		(0.38)
Year Ended February 28, 2013	8.39	0.33	(f)	0.10	0.43	(0.33)	—	(h)	(0.33)
Year Ended February 29, 2012	8.20	0.40	(f)	0.20	0.60	(0.41)	—	(h)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.39)	—		(0.39)
June 19, 2009 (j) through February 28, 2010	7.38	0.31	(f)	0.48	0.79	(0.32)	—		(0.32)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	8.30	0.15	(f)(g)	0.11	0.26	(0.15)	—		(0.15)
Year Ended February 28, 2014	8.48	0.30	(f)	(0.11)	0.19	(0.31)	(0.06)		(0.37)
Year Ended February 28, 2013	8.38	0.32	(f)	0.09	0.41	(0.31)	—	(h)	(0.31)
Year Ended February 29, 2012	8.19	0.39	(f)	0.19	0.58	(0.39)	—	(h)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(f)	0.34	0.72	(0.38)	—		(0.38)
Year Ended February 28, 2010	7.02	0.44	(f)	0.83	1.27	(0.44)	—		(0.44)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.42	3.13%	$304,934	0.49%	3.73	%(g)	0.55%	13%
8.32	2.51	260,210	0.49	3.86		0.56	25
8.49	5.20	51,964	0.47	3.94		0.55	25
8.39	7.47	39,168	0.48	4.90		0.57	23
8.20	9.63	27,374	0.47	4.93		0.57	22
7.85	10.89	46,561	0.48	5.73		0.56	26

8.41	3.16	1,360,267	0.65	3.58	(g)	0.70	13
8.30	2.23	1,275,145	0.65	3.66		0.70	25
8.48	5.05	1,516,099	0.63	3.78		0.70	25
8.38	7.28	1,340,341	0.64	4.74		0.72	23
8.19	9.35	1,260,849	0.63	4.75		0.72	22
7.85	18.46	937,874	0.65	5.81		0.73	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$11.03	$0.15	(f)	$0.04	$0.19	$(0.14)	$—	$(0.14)
Year Ended February 28, 2014	11.56	0.29		(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30		0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38		0.76	1.14	(0.38)	(0.02)	(0.40)
Year Ended February 28, 2011	10.70	0.39		0.11	0.50	(0.39)	—	(0.39)
Year Ended February 28, 2010	10.56	0.42		0.14	0.56	(0.42)	—	(0.42)

Class B
Six Months Ended August 31, 2014 (Unaudited)	11.02	0.11	(f)	0.05	0.16	(0.10)	—	(0.10)
Year Ended February 28, 2014	11.55	0.21		(0.48)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.54	0.22		— (g)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.80	0.30		0.76	1.06	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.69	0.31		0.11	0.42	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.55	0.34		0.14	0.48	(0.34)	—	(0.34)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.99	0.10	(f)	0.05	0.15	(0.10)	—	(0.10)
Year Ended February 28, 2014	11.52	0.20		(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22		— (g)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30		0.75	1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31		0.12	0.43	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.53	0.35		0.13	0.48	(0.35)	—	(0.35)

Class R2
Six Months Ended August 31, 2014 (Unaudited)	11.02	0.13	(f)	0.05	0.18	(0.13)	—	(0.13)
Year Ended February 28, 2014	11.55	0.26		(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28		— (g)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35		0.76	1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37		0.11	0.48	(0.37)	—	(0.37)
Year Ended February 28, 2010	10.56	0.41		0.12	0.53	(0.40)	—	(0.40)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	11.03	0.17	(f)	0.04	0.21	(0.16)	—	(0.16)
Year Ended February 28, 2014	11.56	0.32		(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33		0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41		0.76	1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42		0.11	0.53	(0.42)	—	(0.42)
Year Ended February 28, 2010	10.56	0.45		0.13	0.58	(0.45)	—	(0.45)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.08	1.77%	$666,601	0.75%	2.63	%(f)	1.07%	7%
11.03	(1.60)	681,612	0.74	2.55		1.05	5
11.56	2.67	777,517	0.74	2.61		1.01	12
11.55	10.67	615,219	0.74	3.33		1.03	15
10.81	4.69	474,402	0.74	3.56		0.99	18
10.70	5.42	453,605	0.74	3.96		1.03	12

11.08	1.46	3,799	1.48	1.90	(f)	1.57	7
11.02	(2.33)	4,672	1.46	1.82		1.55	5
11.55	1.93	8,576	1.47	1.90		1.51	12
11.54	9.87	11,661	1.47	2.68		1.53	15
10.80	3.92	19,524	1.47	2.85		1.49	18
10.69	4.64	34,957	1.47	3.26		1.53	12

11.04	1.39	78,749	1.48	1.90	(f)	1.57	7
10.99	(2.35)	86,180	1.47	1.80		1.54	5
11.52	1.94	186,164	1.47	1.89		1.51	12
11.51	9.81	201,498	1.47	2.61		1.53	15
10.78	4.02	171,114	1.47	2.83		1.49	18
10.66	4.58	185,498	1.47	3.23		1.53	12

11.07	1.62	51,327	1.00	2.38	(f)	1.32	7
11.02	(1.84)	50,214	0.99	2.31		1.30	5
11.55	2.44	49,501	0.99	2.34		1.26	12
11.54	10.41	25,147	0.99	3.07		1.28	15
10.80	4.45	15,782	0.99	3.28		1.24	18
10.69	5.09	3,151	0.99	3.62		1.27	12

11.08	1.89	527,762	0.48	2.91	(f)	0.82	7
11.03	(1.36)	685,750	0.47	2.82		0.80	5
11.56	3.02	859,946	0.47	2.88		0.76	12
11.54	10.96	769,531	0.47	3.62		0.78	15
10.80	4.97	809,433	0.47	3.83		0.74	18
10.69	5.59	714,113	0.47	4.23		0.78	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$8.08	$0.21	(f)(g)	$— (h)	$0.21	$(0.22)	$—	$(0.22)	$—
Year Ended February 28, 2014	8.17	0.47	(f)	0.12	0.59	(0.47)	(0.21)	(0.68)	—
Year Ended February 28, 2013	7.89	0.51	(f)	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(f)	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(h)
Year Ended February 28, 2011	7.72	0.63	(f)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(h)
Year Ended February 28, 2010	5.79	0.58		1.94	2.52	(0.59)	—	(0.59)	—	(h)

Class B
Six Months Ended August 31, 2014 (Unaudited)	8.10	0.19	(f)(g)	— (h)	0.19	(0.19)	—	(0.19)	—
Year Ended February 28, 2014	8.19	0.43	(f)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.91	0.46	(f)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.35	0.51	(f)	(0.28)	0.23	(0.51)	(0.16)	(0.67)	—	(h)
Year Ended February 28, 2011	7.73	0.58	(f)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(h)
Year Ended February 28, 2010	5.81	0.55		1.91	2.46	(0.54)	—	(0.54)	—	(h)

Class C
Six Months Ended August 31, 2014 (Unaudited)	8.09	0.19	(f)(g)	(0.01)	0.18	(0.19)	—	(0.19)	—
Year Ended February 28, 2014	8.18	0.43	(f)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.90	0.46	(f)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(f)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(h)
Year Ended February 28, 2011	7.72	0.58	(f)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(h)
Year Ended February 28, 2010	5.80	0.53		1.93	2.46	(0.54)	—	(0.54)	—	(h)

Class R2
Six Months Ended August 31, 2014 (Unaudited)	8.06	0.20	(f)(g)	— (h)	0.20	(0.20)	—	(0.20)	—
Year Ended February 28, 2014	8.15	0.45	(f)	0.11	0.56	(0.44)	(0.21)	(0.65)	—
Year Ended February 28, 2013	7.88	0.49	(f)	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(f)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(h)
Year Ended February 28, 2011	7.71	0.60	(f)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(h)
Year Ended February 28, 2010	5.79	0.55		1.94	2.49	(0.57)	—	(0.57)	—	(h)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	8.12	0.22	(f)(g)	— (h)	0.22	(0.22)	—	(0.22)	—
Year Ended February 28, 2014	8.21	0.50	(f)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.93	0.53	(f)	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(h)
Year Ended February 28, 2011	7.74	0.68	(f)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(h)
Year Ended February 28, 2010	5.81	0.61		1.93	2.54	(0.61)	—	(0.61)	—	(h)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.07	2.59%	$946,316	0.99%	5.24	%(g)	1.32%	25%
8.08	7.57	1,066,865	1.04	5.84		1.32	54
8.17	10.98	964,864	1.12	6.32		1.33	65
7.89	3.69	1,103,966	1.15	6.98		1.34	41
8.33	17.07	856,717	1.14	7.81		1.32	45
7.72	44.71	580,690	1.14	8.40		1.32	45

8.10	2.38	5,696	1.59	4.64	(g)	1.82	25
8.10	6.97	6,305	1.59	5.28		1.81	54
8.19	10.30	8,585	1.70	5.75		1.83	65
7.91	3.02	11,060	1.80	6.34		1.84	41
8.35	16.40	17,991	1.79	7.24		1.82	45
7.73	43.46	22,430	1.79	7.80		1.82	45

8.08	2.28	312,493	1.59	4.64	(g)	1.82	25
8.09	7.00	315,026	1.59	5.29		1.81	54
8.18	10.33	348,508	1.68	5.75		1.84	65
7.90	3.03	280,078	1.80	6.33		1.84	41
8.34	16.45	248,488	1.79	7.17		1.82	45
7.72	43.58	158,503	1.79	7.75		1.83	45

8.06	2.52	11,151	1.34	4.89	(g)	1.57	25
8.06	7.24	11,019	1.34	5.54		1.56	54
8.15	10.58	16,384	1.36	6.06		1.59	65
7.88	3.46	6,968	1.40	6.72		1.59	41
8.32	16.82	3,609	1.39	7.49		1.58	45
7.71	44.25	1,004	1.39	8.10		1.60	45

8.12	2.79	87,882	0.79	5.44	(g)	0.87	25
8.12	7.82	103,378	0.79	6.09		0.86	54
8.21	11.26	102,404	0.82	6.59		0.89	65
7.93	4.11	50,747	0.86	7.28		0.89	41
8.36	17.45	27,619	0.85	8.54		0.87	45
7.74	44.95	148,162	0.84	8.71		0.87	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund (continued)
Class R6 (i)
Six Months Ended August 31, 2014 (Unaudited)	$8.11	$0.22	(f)(g)	$—	(h)	$0.22	$(0.23)	$—	$(0.23)	$—
Year Ended February 28, 2014	8.20	0.50	(f)	0.11		0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.91	0.53	(f)	0.34		0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(f)	(0.28)		0.30	(0.58)	(0.16)	(0.74)	—	(h)
Year Ended February 28, 2011	7.73	0.65	(f)	0.65		1.30	(0.65)	(0.03)	(0.68)	—	(h)
Year Ended February 28, 2010	5.81	0.61		1.92		2.53	(0.61)	—	(0.61)	—	(h)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	8.11	0.22	(f)(g)	—	(h)	0.22	(0.22)	—	(0.22)	—
Year Ended February 28, 2014	8.20	0.49	(f)	0.12		0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.92	0.53	(f)	0.32		0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.28)		0.30	(0.58)	(0.16)	(0.74)	—	(h)
Year Ended February 28, 2011	7.74	0.65	(f)	0.65		1.30	(0.65)	(0.03)	(0.68)	—	(h)
Year Ended February 28, 2010	5.81	0.60		1.93		2.53	(0.60)	—	(0.60)	—	(h)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.10	2.70%	$2,147,108	0.74%	5.49	%(g)	0.82%	25%
8.11	7.86	2,202,757	0.74	6.13		0.81	54
8.20	11.42	1,746,074	0.77	6.66		0.84	65
7.91	4.01	1,461,496	0.81	7.32		0.84	41
8.35	17.59	929,762	0.80	7.99		0.83	45
7.73	44.84	359,553	0.79	8.76		0.83	45

8.11	2.78	7,207,677	0.84	5.39	(g)	1.07	25
8.11	7.76	7,329,642	0.84	6.04		1.06	54
8.20	11.18	8,127,147	0.87	6.57		1.08	65
7.92	3.95	8,616,283	0.90	7.23		1.09	41
8.36	17.44	7,478,536	0.89	8.06		1.07	45
7.74	44.86	4,567,712	0.89	8.67		1.08	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.51	$0.09	(f)(g)	$0.08	$0.17	$(0.09)	$—	$(0.09)
Year Ended February 28, 2014	10.81	0.12	(f)	(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15	(f)	0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22	(f)	0.44	0.66	(0.21)	(0.05)	(0.26)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.48	0.06	(f)(g)	0.08	0.14	(0.06)	—	(0.06)
Year Ended February 28, 2014	10.78	0.04	(f)	(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08	(f)	0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16	(f)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (h) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
Six Months Ended August 31, 2014 (Unaudited)	10.51	0.08	(f)(g)	0.09	0.17	(0.08)	—	(0.08)
Year Ended February 28, 2014	10.81	0.10	(f)	(0.32)	(0.22)	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.74	0.13	(f)	0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20	(f)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	10.55	0.11	(f)(g)	0.07	0.18	(0.10)	—	(0.10)
Year Ended February 28, 2014	10.85	0.11	(f)	(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18	(f)	0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (i) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Six Months Ended August 31, 2014 (Unaudited)	10.52	0.11	(f)(g)	0.08	0.19	(0.11)	—	(0.11)
Year Ended February 28, 2014	10.82	0.14	(f)	(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25	(f)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (i) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.51	0.10	(f)(g)	0.08	0.18	(0.10)	—	(0.10)
Year Ended February 28, 2014	10.81	0.13	(f)	(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (h) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.59	1.63%	$64,744	0.74%	1.78	%(g)	1.03%	18%
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16
10.74	6.42	134,099	0.74	2.09		1.02	36
10.34	5.62	28,242	0.73	1.60		1.24	69

10.56	1.31	4,444	1.39	1.14	(g)	1.53	18
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16
10.73	5.68	4,302	1.39	1.47		1.53	36
10.34	5.01	284	1.39	1.17		2.78	69

10.60	1.58	104	0.99	1.53	(g)	1.28	18
10.51	(1.96)	131	1.00	0.94		1.29	35
10.81	2.37	11,476	0.99	1.18		1.26	16
10.74	6.04	11,174	0.99	1.85		1.27	36
10.35	5.40	53	1.00	1.54		3.66	69

10.63	1.73	12,996	0.54	1.98	(g)	0.58	18
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16
10.77	6.57	56	0.53	2.23		0.57	36
10.37	5.85	53	0.55	2.46		0.72	69

10.60	1.77	422,576	0.49	2.02	(g)	0.53	18
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16
10.74	6.68	167,997	0.49	2.37		0.53	36
10.34	0.49	51,944	0.49	1.99		0.57	69

10.59	1.71	1,235,229	0.59	1.92	(g)	0.78	18
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16
10.74	6.56	870,400	0.59	2.22		0.77	36
10.34	5.70	346,927	0.59	1.97		1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$9.96	$0.04	(f)	$0.03	$0.07	$(0.03)
Year Ended February 28, 2014	9.84	0.06	(f)	0.14	0.20	(0.08)
Year Ended February 28, 2013	9.46	0.13	(f)	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(f)	(0.01)	0.17	(0.17)
Year Ended February 28, 2011	8.90	0.21	(f)	0.56	0.77	(0.21)
Year Ended February 28, 2010	7.80	0.24	(f)	1.11	1.35	(0.25)

Class B
Six Months Ended August 31, 2014 (Unaudited)	9.89	0.01	(f)	0.03	0.04	(0.01)
Year Ended February 28, 2014	9.76	0.01	(f)	0.15	0.16	(0.03)
Year Ended February 28, 2013	9.39	0.08	(f)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.39	0.13	(f)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.83	0.17	(f)	0.56	0.73	(0.17)
Year Ended February 28, 2010	7.74	0.21	(f)	1.09	1.30	(0.21)

Class C
Six Months Ended August 31, 2014 (Unaudited)	9.86	0.01	(f)	0.04	0.05	(0.01)
Year Ended February 28, 2014	9.74	0.01	(f)	0.14	0.15	(0.03)
Year Ended February 28, 2013	9.37	0.08	(f)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(f)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.82	0.17	(f)	0.55	0.72	(0.17)
Year Ended February 28, 2010	7.72	0.20	(f)	1.11	1.31	(0.21)

Class R6 (g)
Six Months Ended August 31, 2014 (Unaudited)	9.98	0.06	(f)	0.03	0.09	(0.05)
Year Ended February 28, 2014	9.85	0.10	(f)	0.15	0.25	(0.12)
Year Ended February 28, 2013	9.47	0.17	(f)	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(f)	(0.01)	0.21	(0.21)
Year Ended February 28, 2011	8.91	0.26	(f)	0.56	0.82	(0.26)
Year Ended February 28, 2010	7.80	0.31	(f)	1.09	1.40	(0.29)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	9.96	0.05	(f)	0.03	0.08	(0.04)
Year Ended February 28, 2014	9.84	0.08	(f)	0.14	0.22	(0.10)
Year Ended February 28, 2013	9.46	0.16	(f)	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(f)	(0.01)	0.19	(0.19)
Year Ended February 28, 2011	8.90	0.24	(f)	0.56	0.80	(0.24)
Year Ended February 28, 2010	7.80	0.26	(f)	1.11	1.37	(0.27)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.00	0.70%	$192,543	0.68%	0.71%	0.91%	11%
9.96	2.01	185,550	0.67	0.60	0.93	23
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21
9.46	8.78	69,464	0.67	2.32	0.95	28
8.90	17.61	74,529	0.67	2.88	0.98	23

9.92	0.38	236	1.18	0.19	1.41	11
9.89	1.60	260	1.17	0.10	1.42	23
9.76	4.77	244	1.17	0.89	1.46	24
9.39	1.30	286	1.18	1.39	1.44	21
9.39	8.29	820	1.17	1.82	1.45	28
8.83	17.01	1,845	1.17	2.58	1.49	23

9.90	0.49	53,558	1.18	0.20	1.41	11
9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28
8.82	17.22	65,806	1.17	2.41	1.48	23

10.02	0.93	16,422	0.23	1.17	0.41	11
9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28
8.91	18.26	1,253	0.23	3.92	0.51	23

10.00	0.84	633,610	0.43	0.96	0.66	11
9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28
8.90	17.91	183,481	0.42	3.14	0.73	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$11.58	$0.17	(f)	$0.06	$0.23	$(0.18)	$—	$(0.18)
Year Ended February 28, 2014	11.84	0.35		(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34		0.08	0.42	(0.33)	—	(0.33)
Year Ended February 29, 2012	11.50	0.49		0.25	0.74	(0.49)	—	(0.49)
Year Ended February 28, 2011	11.22	0.55		0.28	0.83	(0.55)	—	(0.55)
Year Ended February 28, 2010	10.42	0.73		0.82	1.55	(0.75)	—	(0.75)

Class C
Six Months Ended August 31, 2014 (Unaudited)	11.30	0.13	(f)	0.07	0.20	(0.15)	—	(0.15)
Year Ended February 28, 2014	11.57	0.26		(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (g) through February 28, 2013	11.55	0.17		0.04	0.21	(0.19)	—	(0.19)

Class R6 (h)
Six Months Ended August 31, 2014 (Unaudited)	11.32	0.19	(f)	0.06	0.25	(0.20)	—	(0.20)
Year Ended February 28, 2014	11.59	0.36		(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38		0.07	0.45	(0.37)	—	(0.37)
Year Ended February 29, 2012	11.28	0.54		0.23	0.77	(0.54)	—	(0.54)
Year Ended February 28, 2011	11.01	0.59		0.27	0.86	(0.59)	—	(0.59)
Year Ended February 28, 2010	10.23	0.79		0.78	1.57	(0.79)	—	(0.79)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	11.32	0.17	(f)	0.07	0.24	(0.19)	—	(0.19)
Year Ended February 28, 2014	11.59	0.35		(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36		0.08	0.44	(0.36)	—	(0.36)
Year Ended February 29, 2012	11.27	0.53		0.23	0.76	(0.52)	—	(0.52)
Year Ended February 28, 2011	11.01	0.57		0.26	0.83	(0.57)	—	(0.57)
Year Ended February 28, 2010	10.23	0.76		0.79	1.55	(0.77)	—	(0.77)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.63	1.97%	$141,762	0.65%	2.77	%(f)	1.01%	1%
11.58	0.45	149,964	0.65	2.66		0.99	9
11.84	3.57	294,739	0.64	2.88		0.98	19
11.75	6.57	255,946	0.64	4.29		0.98	21
11.50	7.48	176,334	0.64	4.84		0.98	30
11.22	15.26	101,955	0.64	6.58		0.99	21

11.35	1.78	6,425	1.15	2.27	(f)	1.52	1
11.30	(0.10)	6,322	1.15	2.22		1.50	9
11.57	1.81	6,592	1.14	2.08		1.49	19

11.37	2.22	1,354,659	0.25	3.17	(f)	0.51	1
11.32	0.81	1,604,557	0.25	3.12		0.50	9
11.59	3.97	1,864,649	0.24	3.29		0.48	19
11.51	6.96	1,538,507	0.24	4.72		0.48	21
11.28	7.97	1,466,482	0.24	5.26		0.48	30
11.01	15.79	1,271,776	0.24	7.35		0.49	21

11.37	2.15	1,032,097	0.40	3.02	(f)	0.76	1
11.32	0.63	1,043,527	0.40	2.89		0.74	9
11.59	3.83	2,242,411	0.39	3.09		0.73	19
11.51	6.89	1,264,766	0.39	4.51		0.73	21
11.27	7.71	580,212	0.39	5.12		0.73	30
11.01	15.64	425,701	0.39	6.87		0.74	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	311

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.90	$0.03	(f)	$(0.01)	$0.02	$(0.03)	$—	$(0.03)
Year Ended February 28, 2014	10.97	0.07	(f)	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11	(f)	— (g)	0.11	(0.11)	— (g)	(0.11)
Year Ended February 29, 2012	10.95	0.15	(f)	0.04	0.19	(0.15)	(0.02)	(0.17)
Year Ended February 28, 2011	10.90	0.16	(f)	0.06	0.22	(0.16)	(0.01)	(0.17)
Year Ended February 28, 2010	10.61	0.26	(f)	0.29	0.55	(0.26)	—	(0.26)

Class B
Six Months Ended August 31, 2014 (Unaudited)	11.01	0.01	(f)	(0.02)	(0.01)	— (g)	—	— (g)
Year Ended February 28, 2014	11.08	0.01	(f)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.08	0.05	(f)	— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.06	0.10	(f)	0.03	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	11.00	0.11	(f)	0.06	0.17	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.70	0.22	(f)	0.28	0.50	(0.20)	—	(0.20)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.97	0.01	(f)	(0.02)	(0.01)	— (g)	—	— (g)
Year Ended February 28, 2014	11.04	0.01	(f)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	(f)	— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.02	0.09	(f)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(f)	0.06	0.16	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.68	0.20	(f)	0.30	0.50	(0.21)	—	(0.21)

Class R6 (h)
Six Months Ended August 31, 2014 (Unaudited)	10.91	0.06	(f)	(0.01)	0.05	(0.06)	—	(0.06)
Year Ended February 28, 2014	10.98	0.12	(f)	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(f)	(0.01)	0.15	(0.16)	— (g)	(0.16)
Year Ended February 29, 2012	10.97	0.20	(f)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(f)	0.06	0.27	(0.21)	(0.01)	(0.22)
Year Ended February 28, 2010	10.62	0.31	(f)	0.30	0.61	(0.31)	—	(0.31)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.91	0.05	(f)	(0.02)	0.03	(0.04)	—	(0.04)
Year Ended February 28, 2014	10.98	0.10	(f)	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(f)	(0.01)	0.12	(0.13)	— (g)	(0.13)
Year Ended February 29, 2012	10.96	0.18	(f)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(f)	0.05	0.24	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2010	10.62	0.29	(f)	0.30	0.59	(0.29)	—	(0.29)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.89	0.17%	$234,650	0.80%	0.60%	0.89%	19%
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40
10.95	2.04	250,706	0.79	1.45	0.86	36
10.90	5.23	255,356	0.79	2.43	0.88	31

11.00	(0.05)	716	1.30	0.10	1.39	19
11.01	(0.39)	809	1.30	0.13	1.39	38
11.08	0.48	947	1.30	0.48	1.36	33
11.08	1.21	1,409	1.30	0.86	1.37	40
11.06	1.58	2,134	1.29	0.96	1.36	36
11.00	4.71	3,458	1.29	2.05	1.38	31

10.96	(0.05)	135,698	1.30	0.10	1.39	19
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36
10.97	4.76	344,957	1.29	1.83	1.38	31

10.90	0.41	3,006,948	0.30	1.10	0.39	19
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36
10.92	5.81	2,043,695	0.29	2.87	0.38	31

10.90	0.28	7,902,993	0.55	0.85	0.64	19
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36
10.92	5.57	5,163,875	0.54	2.67	0.63	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	313

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Short Duration High Yield Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.05	$0.21	(f)	$(0.09)	$0.12	$(0.19)
March 1, 2013 (g) through February 28, 2014	10.00	0.41	(f)	(0.02)	0.39	(0.34)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.05	0.18	(f)	(0.08)	0.10	(0.18)
March 1, 2013 (g) through February 28, 2014	10.00	0.36	(f)	(0.02)	0.34	(0.29)

Class R6
Six Months Ended August 31, 2014 (Unaudited)	10.06	0.23	(f)	(0.09)	0.14	(0.21)
March 1, 2013 (g) through February 28, 2014	10.00	0.45	(f)	(0.01)	0.44	(0.38)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.05	0.22	(f)	(0.08)	0.14	(0.21)
March 1, 2013 (g) through February 28, 2014	10.00	0.43	(f)	(0.01)	0.42	(0.37)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.98	1.24%	$1,861	0.89%		4.13%		1.18%		33%
10.05	4.02	1,415	0.89	(h)	4.13	(h)	1.45	(h)	66

9.97	0.96	176	1.39		3.58		1.67		33
10.05	3.48	55	1.39	(h)	3.62	(h)	2.15	(h)	66

9.99	1.44	89,072	0.49		4.50		0.67		33
10.06	4.47	41,712	0.48	(h)	4.49	(h)	0.78	(h)	66

9.98	1.36	223,839	0.64		4.39		0.93		33
10.05	4.24	201,219	0.63	(h)	4.36	(h)	1.15	(h)	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	315

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$9.49	$0.04	(f)	$(0.04)	$— (g)	$(0.04)	$—	$(0.04)
Year Ended February 28, 2014	9.63	0.08	(f)	(0.10)	(0.02)	(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(f)	(0.06)	0.03	(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	(f)	0.05	0.17	(0.11)	(0.10)	(0.21)
Year Ended February 28, 2011	9.96	0.13	(f)	(0.02)	0.11	(0.13)	(0.16)	(0.29)
Year Ended February 28, 2010	10.17	0.22	(f)	0.12	0.34	(0.22)	(0.33)	(0.55)

Class B
Six Months Ended August 31, 2014 (Unaudited)	9.47	0.01	(f)	(0.04)	(0.03)	(0.01)	—	(0.01)
Year Ended February 28, 2014	9.62	0.03	(f)	(0.11)	(0.08)	(0.04)	(0.03)	(0.07)
Year Ended February 28, 2013	9.73	0.04	(f)	(0.06)	(0.02)	(0.04)	(0.05)	(0.09)
Year Ended February 29, 2012	9.76	0.07	(f)	0.06	0.13	(0.06)	(0.10)	(0.16)
Year Ended February 28, 2011	9.94	0.08	(f)	(0.02)	0.06	(0.08)	(0.16)	(0.24)
Year Ended February 28, 2010	10.15	0.18	(f)	0.11	0.29	(0.17)	(0.33)	(0.50)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	9.48	0.05	(f)	(0.04)	0.01	(0.05)	—	(0.05)
Year Ended February 28, 2014	9.62	0.10	(f)	(0.10)	— (g)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(f)	(0.06)	0.05	(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	(f)	0.05	0.19	(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(f)	(0.02)	0.14	(0.16)	(0.16)	(0.32)
Year Ended February 28, 2010	10.16	0.24	(f)	0.12	0.36	(0.24)	(0.33)	(0.57)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.45	(0.02)%	$31,407	0.70%	0.78%	1.02%	17%
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35
9.78	1.15	99,714	0.70	1.32	0.95	26
9.96	3.39	99,593	0.69	2.12	0.97	51

9.43	(0.27)	58	1.20	0.28	1.52	17
9.47	(0.78)	180	1.20	0.35	1.48	15
9.62	(0.26)	226	1.19	0.40	1.45	19
9.73	1.33	408	1.20	0.68	1.45	35
9.76	0.63	771	1.20	0.82	1.45	26
9.94	2.86	1,588	1.19	1.75	1.47	51

9.44	0.10	112,569	0.45	1.03	0.77	17
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26
9.95	3.63	427,880	0.44	2.40	0.72	51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were each formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. Each of JPM I and JPM II (the “Trusts”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Short Duration High Yield Fund commenced operations on March 1, 2013. Prior to March 27, 2013, the Fund was not publicly offered for investment.

Effective November 1, 2009, Class B Shares of the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund purchased before September 3, 2013) provide for a contingent deferred sales charge (“CDSC”). Effective September 3, 2013, purchases of the Limited Duration Bond Fund and the Short Duration Bond Fund Class C Shares are subject to a CDSC on the original cost of shares. Class B Shares automatically convert to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed to not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at August 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$888,299	$931,163		$1,819,462
Collateralized Mortgage Obligations
Agency CMO	—	4,104,236	27,135		4,131,371
Non-Agency CMO	—	1,257,136	282,391		1,539,527

Total Collateralized Mortgage Obligations	—	5,361,372	309,526		5,670,898

Commercial Mortgage-Backed Securities	—	773,396	175,507		948,903
Corporate Bonds
Consumer Discretionary	—	324,132	—		324,132
Consumer Staples	—	215,132	—		215,132
Energy	—	393,342	—		393,342
Financials	—	2,060,928	—		2,060,928
Health Care	—	158,514	—		158,514
Industrials	—	268,000	24,782		292,782
Information Technology	—	252,575	—		252,575
Materials	—	156,861	—		156,861
Telecommunication Services	—	260,104	—		260,104
Utilities	—	398,295	—		398,295

Total Corporate Bonds	—	4,487,883	24,782		4,512,665

Foreign Government Securities	—	182,392	—		182,392
Mortgage Pass-Through Securities	—	3,656,860	—		3,656,860
Municipal Bonds	—	78,664	—		78,664
Supranational	—	47,023	—		47,023
U.S. Government Agency Securities	—	610,837	—		610,837
U.S. Treasury Obligations	—	5,677,699	—		5,677,699
Loan Assignments
Financials	—	—	106,329		106,329
Short-Term Investment
Investment Company	1,186,381	—	—		1,186,381

Total Investments in Securities	$1,186,381	$21,764,425	$1,547,307		$24,498,113

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$268		$268
Financials	—	—	191		191
Industrials	—	—	6		6
Materials	1,516	—	1,234		2,750
Utilities	310	—	—		310

Total Common Stocks	1,826	—	1,699		3,525

Preferred Stocks
Financials	332	5,525	—		5,857
Industrials	—	1,082	—		1,082
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	332	6,607	—	(a)	6,939

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Core Plus Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$126,144	$181,532		$307,676
Collateralized Mortgage Obligations
Agency CMO	—	227,462	454		227,916
Non-Agency CMO	—	112,076	40,916		152,992

Total Collateralized Mortgage Obligations	—	339,538	41,370		380,908

Commercial Mortgage-Backed Securities	—	171,339	64,150		235,489
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	631	—		631

Total Convertible Bonds	—	631	—		631

Corporate Bonds
Consumer Discretionary	—	118,473	218		118,691
Consumer Staples	—	45,649	—		45,649
Energy	—	122,594	—		122,594
Financials	—	230,858	76		230,934
Health Care	—	48,990	—		48,990
Industrials	—	82,552	6,751		89,303
Information Technology	—	53,463	—		53,463
Materials	—	65,820	1,789		67,609
Telecommunication Services	—	88,657	—		88,657
Utilities	—	73,917	—	(b)	73,917

Total Corporate Bonds	—	930,973	8,834		939,807

Foreign Government Securities	—	50,868	—		50,868
Mortgage Pass-Through Securities	—	341,992	—		341,992
Municipal Bonds	—	12,405	—		12,405
Preferred Securities	—	5,447	—		5,447
Supranational	—	3,807	—		3,807
U.S. Government Agency Securities	—	37,710	343		38,053
U.S. Treasury Obligations	—	317,618	—		317,618
Loan Assignments
Consumer Discretionary	—	6,799	22		6,821
Consumer Staples	—	4,091	—		4,091
Energy	—	557	—		557
Financials	—	645	4,736		5,381
Health Care	—	842	—		842
Industrials	—	638	—		638
Information Technology	—	1,276	—		1,276
Materials	—	710	—		710
Telecommunication Services	—	1,005	—		1,005
Utilities	—	3,857	—		3,857

Total Loan Assignments	—	20,420	4,758		25,178

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	50,080	—	—		50,080

Total Investments in Securities	$52,238	$2,365,499	$302,686		$2,720,423

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Core Plus Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$192	$—		$192
Futures Contracts	965	—	—		965

Total Appreciation in Other Financial Instruments	$965	$192	$—		$1,157

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(99)	$—		$(99)
Futures Contracts	(332)	—	—		(332)
Swaps	—	(14)	—		(14)

Total Depreciation in Other Financial Instruments	$(332)	$(113)	$—		$(445)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations — Agency CMO	$—	$565,917	$898		$566,815
Foreign Government Securities	—	6,794	—		6,794
Mortgage Pass-Through Securities	—	86,966	—		86,966
U.S. Government Agency Securities	—	254,697	—		254,697
U.S. Treasury Obligations	—	363,294	—		363,294
Short-Term Investment
Investment Company	45,555	—	—		45,555

Total Investments in Securities	$45,555	$1,277,668	$898		$1,324,121

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,710		$1,710
Financials	—	—	2,882		2,882
Health Care	6	—	—		6
Industrials	—	—	162		162
Materials	9,143	—	24,988		34,131
Utilities	8,170	—	—		8,170

Total Common Stocks	17,319	—	29,742		47,061

Preferred Stocks
Consumer Discretionary	1,020	—	1		1,021
Financials	30,129	65,021	—		95,150
Industrials	—	13,733	—		13,733
Materials	—	—	—	(a)	— (a)

Total Preferred Stocks	31,149	78,754	1		109,904

Debt Securities
Asset-Backed Securities	—	—	5,921		5,921
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	— (a)
Utilities	—	9,460	—		9,460

Total Convertible Bonds	—	9,460	—		9,460

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

High Yield Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$1,515,371	$3,448		$1,518,819
Consumer Staples	—	479,095	—		479,095
Energy	—	1,540,474	—		1,540,474
Financials	—	616,844	8,269		625,113
Health Care	—	865,430	1		865,431
Industrials	—	896,399	91,247		987,646
Information Technology	—	425,440	—		425,440
Materials	—	1,026,109	15,212		1,041,321
Telecommunication Services	—	1,113,299	—		1,113,299
Utilities	—	295,446	16		295,462

Total Corporate Bonds	—	8,773,907	118,193		8,892,100

Preferred Securities
Financials	—	142,636	—		142,636
Loan Assignments
Consumer Discretionary	—	330,527	5,109		335,636
Consumer Staples	—	161,064	—		161,064
Energy	—	56,481	—		56,481
Financials	—	43,513	—		43,513
Health Care	—	13,194	—		13,194
Industrials	—	60,415	—		60,415
Information Technology	—	114,064	—		114,064
Materials	—	23,224	—		23,224
Telecommunication Services	—	32,132	—		32,132
Utilities	—	102,261	—		102,261

Total Loan Assignments	—	936,875	5,109		941,984

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investments
Investment Company	464,673	—	—		464,673
U.S. Treasury Obligation	—	2,315	—		2,315

Total Investments in Securities	$513,141	$9,943,947	$158,966		$10,616,054

Appreciation in Other Financial Instruments
Swaps	$—	$47	$—		$47

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$85,799	$21,620		$107,421
Collateralized Mortgage Obligations
Agency CMO	—	299,421	645		300,066
Non-Agency CMO	—	13,827	132		13,959

Total Collateralized Mortgage Obligations	—	313,248	777		314,025

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Inflation Managed Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$40,652	$2,680	$43,332
Corporate Bonds
Consumer Discretionary	—	30,286	—	30,286
Consumer Staples	—	29,288	—	29,288
Energy	—	34,819	—	34,819
Financials	—	162,393	—	162,393
Health Care	—	21,144	—	21,144
Industrials	—	39,631	2,898	42,529
Information Technology	—	22,822	—	22,822
Materials	—	18,169	—	18,169
Telecommunication Services	—	18,202	—	18,202
Utilities	—	55,708	—	55,708

Total Corporate Bonds	—	432,462	2,898	435,360

Foreign Government Securities	—	3,904	—	3,904
Mortgage Pass-Through Securities	—	118,187	—	118,187
Supranational	—	665	—	665
U.S. Government Agency Securities	—	327,261	—	327,261
U.S. Treasury Obligations	—	341,519	—	341,519
Short-Term Investment
Investment Company	56,748	—	—	56,748

Total Investments in Securities	$56,748	$1,663,699	$27,975	$1,748,422

Appreciation in Other Financial Instruments
Swaps	$—	$1,908	$—	$1,908

Depreciation in Other Financial Instruments
Swaps	$—	$(12,419)	$—	$(12,419)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$90,217	$82,162	$172,379
Collateralized Mortgage Obligations
Agency CMO	—	334,929	1,610	336,539
Non-Agency CMO	—	73,066	12,536	85,602

Total Collateralized Mortgage Obligations	—	407,995	14,146	422,141

Commercial Mortgage-Backed Securities	—	46,572	6,272	52,844
Corporate Bonds
Consumer Discretionary	—	7,030	—	7,030
Energy	—	11,291	—	11,291
Financials	—	58,373	—	58,373
Health Care	—	3,109	—	3,109
Information Technology	—	4,821	—	4,821
Materials	—	2,028	—	2,028
Telecommunication Services	—	3,604	—	3,604
Utilities	—	4,710	—	4,710

Total Corporate Bonds	—	94,966	—	94,966

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Limited Duration Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage Pass-Through Securities	$—	$43,694	$—	$43,694
Municipal Bonds	—	874	—	874
U.S. Treasury Obligations	—	35,034	—	35,034
Short-Term Investments
Certificate of Deposit	—	3,501	—	3,501
Investment Company	91,096	—	—	91,096

Total Investments in Securities	$91,096	$722,853	$102,580	$916,529

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$9,071	$69,432	$78,503
Collateralized Mortgage Obligations
Agency CMO	—	933,818	5,661	939,479
Non-Agency CMO	—	322,374	88,044	410,418

Total Collateralized Mortgage Obligations	—	1,256,192	93,705	1,349,897

Commercial Mortgage-Backed Securities	—	72,236	32,030	104,266
Mortgage Pass-Through Securities	—	944,741	—	944,741
U.S. Treasury Obligations	—	8,316	—	8,316
Loan Assignments
Financials	—	—	8,403	8,403
Short-Term Investment
Investment Company	37,703	—	—	37,703

Total Investments in Securities	$37,703	$2,290,556	$203,570	$2,531,829

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$569,421	$314,220	$883,641
Collateralized Mortgage Obligations
Agency CMO	—	683,325	6,685	690,010
Non-Agency CMO	—	125,357	7,409	132,766

Total Collateralized Mortgage Obligations	—	808,682	14,094	822,776

Commercial Mortgage-Backed Securities	—	412,351	87,481	499,832
Corporate Bonds
Consumer Discretionary	—	117,771	—	117,771
Consumer Staples	—	101,037	—	101,037
Energy	—	188,105	—	188,105
Financials	—	1,233,163	—	1,233,163
Health Care	—	106,377	—	106,377
Industrials	—	101,145	—	101,145
Information Technology	—	101,479	—	101,479
Materials	—	79,971	—	79,971
Telecommunication Services	—	88,790	—	88,790
Utilities	—	110,712	—	110,712

Total Corporate Bonds	—	2,228,550	—	2,228,550

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Short Duration Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—	$39,041	$—		$39,041
Mortgage Pass-Through Securities	—	505,561	—		505,561
Supranational	—	3,285	—		3,285
U.S. Government Agency Securities	—	740,692	—		740,692
U.S. Treasury Obligations	—	5,464,570	—		5,464,570
Loan Assignments
Financials	—	—	25,703		25,703
Short-Term Investment
Investment Company	29,536	—	—		29,536

Total Investments in Securities	$29,536	$10,772,153	$441,498		$11,243,187

Short Duration High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$49,973	$—		$49,973
Consumer Staples	—	11,523	—		11,523
Energy	—	17,260	—		17,260
Financials	—	9,259	—		9,259
Health Care	—	15,022	—		15,022
Industrials	—	27,053	2,440		29,493
Information Technology	—	10,565	—		10,565
Materials	—	28,424	—		28,424
Telecommunication Services	—	26,058	—		26,058
Utilities	—	4,283	—		4,283

Total Corporate Bonds	—	199,420	2,440		201,860

Preferred Securities
Financials	—	6,324	—		6,324
Preferred Stocks
Financials	629	861	—		1,490
Loan Assignments
Consumer Discretionary	—	31,061	—		31,061
Consumer Staples	—	16,444	—		16,444
Energy	—	9,183	—		9,183
Financials	—	3,038	—		3,038
Health Care	—	4,761	—		4,761
Industrials	—	10,353	—		10,353
Information Technology	—	3,708	—		3,708
Materials	—	7,762	—		7,762
Telecommunication Services	—	2,212	—		2,212
Utilities	—	5,479	—		5,479

Total Loan Assignments	—	94,001	—		94,001

Short-Term Investment
Investment Company	13,615	—	—		13,615

Total Investments in Securities	$14,244	$300,606	$2,440	*	$317,290

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Short Duration High Yield Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2014, the value of these securities was approximately $2,440,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Treasury & Agency Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$157,589	$3,619		$161,208
Short-Term Investment
Investment Company	1,793	—	—		1,793

Total Investments in Securities	$1,793	$157,589	$3,619	*	$163,001

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2014, the value of these securities was approximately $3,619,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$650,884	$56	$(429)	$182	$497,329	$(194,000)	$—	$(22,859)	$931,163
Collateralized Mortgage Obligations — Agency CMO	17,390	(4)	1,175	(4,630)	14,905	(789)	12,164	(13,076)	27,135
Collateralized Mortgage Obligations — Non-Agency CMO	290,234	—	(3,408)	3,180	2,216	(17,304)	9,136	(1,663)	282,391
Commercial Mortgage-Backed Securities	192,030	—	2,184	(11,877)	22,289	(26,471)	—	(2,648)	175,507
Corporate Bonds —Industrials	25,364	—	(24)	(6)	—	(801)	249	—	24,782
Loan Assignments — Financials	102,868	—	(41)	— (a)	69,881	(66,379)	—	—	106,329

Total	$1,278,770	$52	$(543)	$(13,151)	$606,620	$(305,744)	$21,549	$(40,246)	$1,547,307

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Core Plus Bond Fund	Balance as of 02/28/14		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$107,666		$328		$316	$33	$104,332	$(25,849)	$—	$(5,294)	$181,532
Collateralized Mortgage Obligations — Agency CMO	5,970		—	(a)	(4)	(141)	—	—	428	(5,799)	454
Collateralized Mortgage Obligations — Non-Agency CMO	39,237		—		512	333	1,609	(2,010)	1,805	(570)	40,916
Commercial Mortgage-Backed Securities	32,927		—		538	(2,437)	35,632	(2,052)	—	(458)	64,150
Common Stocks — Consumer Discretionary	319		2		(49)	—	—	(4)	—	—	268
Common Stocks — Financials	191		—		—	—	—	—	—	—	191
Common Stocks — Industrials	8		—		(2)	—	—	—	—	—	6
Common Stocks — Materials	1,091		—		143	—	—	—	—	—	1,234
Convertible Bonds — Consumer Discretionary	—	(b)	—		—	—	—	—	—	—	—	(b)
Convertible Bonds — Financials	829		539		(452)	—	37	(953)	—	—	—
Corporate Bonds — Consumer Discretionary	222		—		—	—	1	(5)	—	—	218
Corporate Bonds — Financials	76		—		—	—	—	—	—	—	76
Corporate Bonds — Industrials	7,715		(476)		339	9	—	(1,009)	173	—	6,751
Corporate Bonds — Materials	2,043		—		(37)	7	—	(224)	—	—	1,789
Corporate Bonds — Utilities	6		—		(6)	—	—	—	—	—	—
Foreign Government Securities	217		3		33	—	—	(253)	—	—	—
Loan Assignments — Consumer Discretionary	45		—		(23)	—	—	—	—	—	22
Loan Assignments — Financials	6,364		—		8	—	3,948	(5,584)	—	—	4,736
Preferred Stocks — Materials	—	(b)	—		—	—	—	—	—	—	—	(b)
U.S. Government Agency Securities	391		—		(4)	—	—	(44)	—	—	343
Warrants — Consumer Discretionary	—	(b)	—		—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—		—	—	—	—	—	—	—	(b)

	$205,317		$396		$1,312	$(2,196)	$145,559	$(37,987)	$2,406	$(12,121)	$302,686

High Yield Fund	Balance as of 02/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$6,913		$(72)	$(268)	$15	$—	$(667)	$—	$—	$5,921
Common Stocks — Consumer Discretionary	1,752		—	(42)	—	—	—	—	—	1,710
Common Stocks — Financials	2,882		—	—	—	—	—	—	—	2,882
Common Stocks — Industrials	213		—	(51)	—	—	—	—	—	162
Common Stocks — Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Common Stocks — Materials	22,095		—	2,893	—	—	—	—	—	24,988
Convertible Bonds — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Convertible Bonds — Financials	12,418		8,072	(6,773)	—	564	(14,281)	—	—	—
Corporate Bonds — Consumer Discretionary	3,526		—	—	—	14	(92)	—	—	3,448
Corporate Bonds — Financials	8,765		—	91	9	—	(596)	—	—	8,269
Corporate Bonds — Health Care	421		—	(420)	—	—	—	—	—	1
Corporate Bonds — Industrials	115,456		1,903	(2,021)	196	2,096	(26,383)	—	—	91,247

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

High Yield Fund	Balance as of 02/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Corporate Bonds — Materials	$16,911		$—	$(315)	$54	$—	$(1,438)	$—	$—	$15,212
Corporate Bonds — Utilities	500		—	(484)	—	—	—	—	—	16
Loan Assignments — Consumer Discretionary	5,261		—	(168)	16	—	—	—	—	5,109
Preferred Stocks — Consumer Discretionary	—	(a)	—	1	—	—	—	—	—	1
Preferred Stocks — Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—	—	—	—	—	—	—	—	(b)

	$197,113		$9,903	$(7,557)	$290	$2,674	$(43,457)	$—	$—	$158,966

Inflation Managed Bond Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$9,366	$—	$7	$3	$13,944	$(1,700)	$—	$—	$21,620
Collateralized Mortgage Obligations — Agency CMO	—	—	1	— (a)	656	(12)	—	—	645
Collateralized Mortgage Obligations — Non-Agency CMO	—	—	(2)	— (a)	—	(11)	145	—	132
Commercial Mortgage-Backed Securities	3,107	—	52	(111)	—	(368)	—	—	2,680
Corporate Bonds — Industrials	2,972	—	9	(1)	—	(82)	—	—	2,898

	$15,445	$—	$67	$(109)	$14,600	$(2,173)	$145	$—	$27,975

Limited Duration Bond Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$63,438	$—	$982	$26	$22,399	$(8,656)	$3,973	$—	$82,162
Collateralized Mortgage Obligations — Agency CMO	36	—	925	(1,011)	1,481	(130)	344	(35)	1,610
Collateralized Mortgage Obligations — Non-Agency CMO	12,792	141	140	13	4,778	(5,414)	86	—	12,536
Commercial Mortgage-Backed Securities	299	—	318	—	6,000	(345)	—	—	6,272

	$76,565	$141	$2,365	$(972)	$34,658	$(14,545)	$4,403	$(35)	$102,580

Mortgage-Backed Securities Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$88,417	$95	$461	$(754)	$8,308	$(24,579)	$—	$(2,516)	$69,432
Collateralized Mortgage Obligations — Agency CMO	7,120	(1)	175	(1,300)	—	(17)	3,287	(3,603)	5,661
Collateralized Mortgage Obligations — Non-Agency CMO	92,226	—	(388)	(103)	311	(5,411)	2,521	(1,112)	88,044
Commercial Mortgage-Backed Securities	34,311	—	848	(920)	3,842	(5,445)	—	(606)	32,030
Loan Assignments — Financials	12,857	—	18	—	2,570	(7,042)	—	—	8,403

	$234,931	$94	$1,114	$(3,077)	$15,031	$(42,494)	$5,808	$(7,837)	$203,570

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Short Duration Bond Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$225,473	$(36)	$(182)	$60		$152,473	$(64,201)	$633	$—	$314,220
Collateralized Mortgage Obligations — Agency CMO	6,931	—	13	—	(a)	7,106	(434)	—	(6,931)	6,685
Collateralized Mortgage Obligations — Non-Agency CMO	9,476	—	12	1		—	(2,083)	3	—	7,409
Commercial Mortgage-Backed Securities	116,992	(2)	(15)	(16)		—	(29,478)	—	—	87,481
Loan Assignments — Financials	20,067	—	(28)	—	(a)	22,477	(16,813)	—	—	25,703

	$378,939	$(38)	$(200)	$45		$182,056	$(113,009)	$636	$(6,931)	$441,498

Short Duration High Yield Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Corporate Bonds — Industrials	$2,953	$1	$(13)	$(19)	$465	$(947)	$—	$—	$2,440

Treasury & Agency Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
U.S. Government Agency Securities	$4,136	$—	$(45)	$(8)	$—	$(464)	$—	$—	$3,619

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2014, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Core Bond Fund	$125
Core Plus Bond Fund	983
High Yield Fund	(807)
Inflation Managed Bond Fund	67
Limited Duration Bond Fund	1,404
Mortgage-Backed Securities Fund	1,232
Short Duration Bond Fund	(312)
Short Duration High Yield Fund	(13)
Treasury & Agency Fund	(45)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates in the Statements of Operations.

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$500,019	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 17.31% (1.22%)
			Constant Default Rate	0.00% - 30.00% (13.84%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.95% (2.83%)

Asset-Backed Securities	500,019

	193,099	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (5.02%)
			Constant Default Rate	0.00% - 50.00% (2.97%)
			PSA Prepayment Model	144.00% - 1,085.00% (424.97%)
			Yield (Discount Rate of Cash Flows)	(150.74%) - 77.63% (4.44%)

Collateralized Mortgage Obligations	193,099

	85,470	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (58.09%)
			Yield (Discount Rate of Cash Flows)	(5.56%) - 7.13% (1.87%)

Commercial Mortgage-Backed Securities	85,470

Total	$778,588

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $768,718,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	6

	—	Discounted Cash Flow (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	—

	312	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80X)
			Discount for lack of marketability (a)	10% (N/A)

Corporate Bond	312

	116,883	Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
			Implied Spread to Index	2.00% - 2.50% (2.25%)
			Constant Prepayment Rate	0.00% - 30.00% (10.02%)
			Constant Default Rate	0.00% - 30.00% (1.35%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.95% (3.11%)

Asset-Backed Securities	116,883

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$33,928	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (4.57%)
			Constant Default Rate	0.00% - 50.00% (3.70%)
			PSA Prepayment Model	331.00% - 1,085.00% (496.89%)
			Yield (Discount Rate of Cash Flows)	0.00% - 23.16% (4.91%)

Collateralized Mortgage Obligations	33,928

	55,136	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (28.63%)
			Yield (Discount Rate of Cash Flows)	(5.56%) - 6.24% (3.18%)

Collateralized Mortgage-Backed Securities	55,136

Warrants	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$206,265

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $96,421,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/14		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$162		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—		Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	162

	—	(c)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	—	(c)

	4,053		Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
				Discount for lack of marketability (a)	10.00% (N/A)
				Probability of Default	99.99% (N/A)

Corporate Bond	4,053

	5,921		Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
				Implied Spread to Index	2.00% - 2.50% (2.25%)
				Constant Prepayment Rate	2.00% N/A)
				Constant Default Rate	7.00% (N/A)
				Yield (Discount Rate of Cash Flows)	3.74% (N/A)

Asset-Backed Securities	5,921

Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$10,136

#

The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

securities was approximately $148,830,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$11,504	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.81%)
			Constant Default Rate	0.00% - 28.00% (17.84%)
			Yield (Discount Rate of Cash Flows)	0.00% - 4.27% (2.78%)

Asset-Backed Securities	11,504

	777	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.36%)
			Constant Default Rate	0.00% - 0.25% (0.04%)
			Yield (Discount Rate of Cash Flows)	1.11% - 4.27% (1.65%)

Collateralized Mortgage Obligations	777

	562	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	(5.15%) - (1.78%) ((3.98%))

Commercial Mortgage-Backed Securities	562

Total	$12,843

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $15,132,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$65,290	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (2.21%)
			Constant Default Rate	0.00% - 30.00% (13.80%)
			Yield (Discount Rate of Cash Flows)	0.00% - 13.16% (3.86%)

Asset-Backed Securities	65,290

	14,146	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (7.84%)
			Constant Default Rate	0.00% - 11.69% (0.60%)
			PSA Prepayment Model	251.10% - 385.00% (354.49%)
			Yield (Discount Rate of Cash Flows)	0.54% - 15.96% (3.11%)

Collateralized Mortgage Obligations	14,146

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,272	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 2.00% (0.00%)
			Constant Default Rate	0.00% - 6.00% (0.22%)
			Yield (Discount Rate of Cash Flows)	3.96% - 63.09% (4.09%)

Commercial Mortgage-Backed Securities	6,272

Total	$85,708

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $16,872,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$50,200	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 17.15% (2.16%)
			Constant Default Rate	0.00% - 25.00% (4.51%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.95% (2.81%)

Asset-Backed Securities	50,200

	68,086	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (5.29%)
			Constant Default Rate	0.00% - 50.00% (4.57%)
			PSA Prepayment Model	144.00% - 1,085.00% (436.20%)
			Yield (Discount Rate of Cash Flows)	(150.74%) - 77.63% (4.93%)

Collateralized Mortgage Obligations	68,086

	8,393	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (60.26%)
			Yield (Discount Rate of Cash Flows)	(4.99%) - 7.13% (2.37%)

Commercial Mortgage-Backed Securities	8,393

Total	$126,679

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $76,891,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$166,208	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.73%)
			Constant Default Rate	0.00% - 30.00% (16.25%)
			Yield (Discount Rate of Cash Flows)	0.00% - 8.77% (2.63%)

Asset-Backed Securities	166,208

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,688	Discounted Cash Flow	PSA Prepayment Model	251.10% (N/A)
			Yield (Discount Rate of Cash Flows)	0.64% - 1.38% (0.83%)

Collateralized Mortgage Obligations	6,688

	48,147	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.33%)
			Yield (Discount Rate of Cash Flows)	0.65% - 7.13% (2.11%)

Commercial Mortgage-Backed Securities	48,147

Total	$221,043

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $220,455,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$344,660	1.4%
Core Plus Bond Fund	52,374	1.9
High Yield Fund	67,789	0.6
Limited Duration Bond Fund	5,463	0.6
Mortgage-Backed Securities Fund	50,476	2.0
Short Duration Bond Fund	72,127	0.6

C. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment the Funds have direct rights against the borrower on a loan provided, however, the Funds’ rights may be more limited than the lender from which they acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participant”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing the value on such collateral or have their interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At August 31, 2014, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Credit Suisse	6.3%
Deutsche Bank	5.1

D. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2014, the following Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

Core Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2015	0.50%	4.50%	$6,747	$6,713	$12,253	$13,187	$19,000	$19,900
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	1,454	1,447	16,714	16,631	18,168	18,078
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	3.73	19,840	19,741	39,160	38,964	59,000	58,705
Tricon Capital Group Inc. (i)	Revolving Loan	6/3/2015	0.50	4.10	20,764	20,660	37,736	37,547	58,500	58,207

Total					$48,805	$48,561	$105,863	$106,329	$154,668	$154,890

Core Bond Plus Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$125	$124	$1,441	$1,434	$1,566	$1,558
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	3.73	1,681	1,673	3,319	3,302	5,000	4,975

Total					$1,806	$1,797	$4,760	$4,736	$6,566	$6,533

Mortgage-Backed Securities Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2015	0.50%	4.50%	$843	$839	$1,657	$1,648	$2,500	$2,487
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	251	249	2,882	2,867	3,133	3,116
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	3.73	672	669	1,327	1,321	1,999	1,990
Tricon Capital Group Inc. (i)	Revolving Loan	6/3/2015	0.50	4.10	1,420	1,413	2,580	2,567	4,000	3,980

Total					$3,186	$3,170	$8,446	$8,403	$11,632	$11,573

Short Duration Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$251	$250	$2,882	$2,867	$3,133	$3,117
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	3.73	6,725	6,691	13,275	13,208	20,000	19,899
Tricon Capital Group Inc. (i)	Revolving Loan	6/3/2015	0.50	4.10	5,324	5,297	9,676	9,628	15,000	14,925

Total					$12,300	$12,238	$25,833	$25,703	$38,133	$37,941

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

E. Derivatives — Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration High Yield Fund use instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with their respective investment strategies.

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, and Short Duration High Yield Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Funds.

Notes E(1) — E(3) below describe the various derivatives used by the Funds.

(1). Futures — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Core Plus Bond Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engage in various swap transactions, including interest rate and credit default swaps, to provide inflation protection and to manage credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2014 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	BNP Paribas	$(1,439)	$1,050
		Credit Suisse International	(1,043)	520
		Deutsche Bank AG	(2,912)	2,800
		Morgan Stanley Capital Services	(3,986)	3,280
		Royal Bank of Scotland	(1,948)	1,520

	Collateral Received	Citibank, N.A.	$985	$(1,348)
		Morgan Stanley Capital Services	—	(603)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Core Plus Bond Fund and Inflation Managed Bond Fund use inflation-linked swaps to provide inflation protection within their portfolios.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

(3). Forward Foreign Currency Exchange Contracts

Core Plus Bond Fund and Short Duration High Yield Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of August 31, 2014, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$965	$—	$—	$965
Foreign exchange contracts	Receivables	—	192	—	192

Total		$965	$192	$—	$1,157

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(332)	—	(14)	(346)
Foreign exchange contracts	Payables		(99)	—	(99)

Total		$(332)	$(99)	$(14)	$(445)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to/from brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin payables/receivables from/to brokers.

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

High Yield Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Credit contracts	Receivables	$4,478

(a)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin payables/receivables from/to brokers.

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		OTC Swaps
Interest rate contracts	Receivables	$1,908

Gross Liabilities:
Interest rate contracts	Payables	$(12,419)

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty, net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2014 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$12	$(12)	$—		$—
BNP Paribas	245	(245)	—		—
Citibank, N.A.	1,493	(508)	(985	)(b)	—
Deutsche Bank AG, New York	150	(150)	—		—
Goldman Sachs International	8	(8)	—		—

Total	$1,908	$(923)	$985		$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$154	$(12)	$—		$142
BNP Paribas	1,684	(245)	(1,439	)(b)	—
Citibank, N.A.	508	(508)	—		—
Credit Suisse International	1,043	—	(1,043	)(b)	—
Deutsche Bank AG, New York	3,062	(150)	(2,912	)(b)	—
Goldman Sachs International	34	(8)	—		26
Morgan Stanley Capital Services	3,986	—	(3,986	)(b)	—
Royal Bank of Scotland	1,948	—	(1,948	)(b)	—

Total	$12,419	$(923)	$(11,328)		$168

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(2). for actual collateral received or posted.

The following table presents the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Short Duration High Yield Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Liabilities:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$5

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2014, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$3,643	$—	$—	$3,643
Foreign exchange contracts	—	(110)	—	(110)

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$245	$245

Total	$3,643	$(110)	$245	$3,778

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$636	$—	$—	$636
Foreign exchange contracts	—	65	—	65
Credit contracts	—	—	(14)	(14)

Total	$636	$65	$(14)	$687

High Yield Fund

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Swaps
Interest rate contracts	$47

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Swaps
Interest rate contracts	$1,520

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Swaps
Interest rate contracts	$2,480

Short Duration High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$6

The Funds’ derivatives contracts held at August 31, 2014 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, foreign currency exchange contracts and swaps activity during the six months ended August 31, 2014 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	High Yield Fund	Inflation Managed Bond Fund	Short Duration High Yield Fund
Futures Contracts:
Average Notional Balance Long	$65,561	$—	$—	$—
Average Notional Balance Short	121,902	—	—	—
Ending Notional Balance Long	86,739	—	—	—
Ending Notional Balance Short	130,601	—	—	—

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

	Core Plus Bond Fund	High Yield Fund		Inflation Managed Bond Fund	Short Duration High Yield Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$2,011	$—		$—	$167	(b)
Average Settlement Value Sold	11,802	—		—	189
Ending Settlement Value Purchased	1,818	—		—	—
Ending Settlement Value Sold	11,594	—		—	410

Credit Default Swaps:
Average Notional Balance — Buy Protection	—	—		—	—
Average Notional Balance — Sell Protection	—	50,000	(a)	—	—
Ending Notional Balance — Buy Protection	—	—		—	—
Ending Notional Balance — Sell Protection	—	50,000		—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	7,857	—		975,429	—
Ending Notional Balance — Pays Fixed Rate	5,000	—		1,054,000	—

(a)	For the period from August 1, 2014 to August 31, 2014.
(b)	For the period from April 1, 2014 to April 30, 2014.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations. The Funds do isolate the effect of changes in foreign exchange rates from fluctuations when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

H. Offering and Organizational Costs — Total offering costs of approximately $92,000 paid in connection with the offering of shares of the Short Duration High Yield Fund were amortized on a straight line basis over 12 months from the date it commenced operations. Costs paid in connection with the organization of the Short Duration High Yield Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R2
0.25%	0.75%	0.75%	0.50%

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	343

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2014, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Core Bond Fund	$256		$3
Core Plus Bond Fund	146		—	(a)
Government Bond Fund	7		—	(a)
High Yield Fund	87		1
Inflation Managed Bond Fund	1		—
Limited Duration Bond Fund	8		—	(a)
Mortgage-Backed Securities Fund	7		—
Short Duration Bond Fund	28		—
Short Duration High Yield Fund	1		—
Treasury & Agency Fund	—	(a)	—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations. Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	1.00%	0.45%	0.40%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	1.15	n/a	0.40	0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	1.00	n/a	n/a	n/a	0.48

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
High Yield Fund ^	1.00%	1.60%	1.60%	1.35%	0.80%	0.75%	n/a	0.85%
Inflation Managed Bond Fund	0.75	n/a	1.40	1.00	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	1.15	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	0.30	n/a	0.55
Short Duration High Yield Fund	0.90	n/a	1.40	n/a	n/a	0.50	n/a	0.65
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	0.45

^	Prior to September 1, 2013, the contractual expense limitation for Class A Shares of High Yield Fund was 1.10%.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2014 and are in place until at least June 30, 2015.

For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements
Core Bond Fund	$4,966	$3,471	$7,684	$16,121	$—
Core Plus Bond Fund	363	256	290	909	—
Government Bond Fund	391	229	1,541	2,161	—
High Yield Fund	2,584	1,416	7,045	11,045	—
Inflation Managed Bond Fund	147	94	959	1,200	—
Limited Duration Bond Fund	493	170	209	872	—
Mortgage-Backed Securities Fund	2,782	592	602	3,976	109
Short Duration Bond Fund	2,987	1,963	—	4,950	—
Short Duration High Yield Fund	198	48	104	350	—
Treasury & Agency Fund	85	35	138	258	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2014 were as follows (amounts in thousands):

Core Bond Fund	$1,024
Core Plus Bond Fund	52
Government Bond Fund	28
High Yield Fund	322
Inflation Managed Bond Fund	46
Limited Duration Bond Fund	94
Mortgage-Backed Securities Fund	11
Short Duration Bond Fund	22
Short Duration High Yield Fund	13
Treasury & Agency Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	345

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

During the six months ended August 31, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$1,686,646	$1,618,889	$947,925	$194,647
Core Plus Bond Fund	556,777	325,140	6,021	6,123
Government Bond Fund	11,339	157,869	80,604	113,570
High Yield Fund	2,638,398	3,072,056	—	—
Inflation Managed Bond Fund	351,978	242,759	130,044	31,034
Limited Duration Bond Fund	213,070	83,184	—	—
Mortgage-Backed Securities Fund	31,313	330,371	1,858	351
Short Duration Bond Fund	1,052,907	1,234,343	1,384,193	867,916
Short Duration High Yield Fund	152,463	87,453	—	—
Treasury & Agency Fund	—	2,012	27,864	35,467

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$23,604,015	$978,937	$84,839	$894,098
Core Plus Bond Fund	2,632,338	116,856	28,771	88,085
Government Bond Fund	1,251,316	82,479	9,674	72,805
High Yield Fund	10,246,261	513,380	143,587	369,793
Inflation Managed Bond Fund	1,729,236	27,650	8,464	19,186
Limited Duration Bond Fund	919,278	7,602	10,351	(2,749)
Mortgage-Backed Securities Fund	2,459,603	91,643	19,417	72,226
Short Duration Bond Fund	11,191,648	74,723	23,184	51,539
Short Duration High Yield Fund	317,699	1,467	1,876	(409)
Treasury & Agency Fund	162,621	742	362	380

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2014, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Government Bond Fund	$1,283	$3,942
Inflation Managed Bond Fund	5,776	—
Limited Duration Bond Fund	—	4,399

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

At February 28, 2014, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

	2015	2016	2017	2018	2019	Total
Core Plus Bond Fund	$26,467	$150,534	$81,061	$—	$—	$258,062	*
Limited Duration Bond Fund	2,757	4,374	42,572	10,532	6,963	67,198

*	The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at anytime during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund, Short Duration High Yield Fund and Treasury & Agency Fund.

In addition, as of August 31, 2014, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate, more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	19.21%
Core Plus Bond Fund	44.28	—
High Yield Fund	—	10.85
Inflation Managed Bond Fund	25.05	12.58
Limited Duration Bond Fund	49.10	—

Additionally, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Bond Fund have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The High Yield Fund, Short Duration High Yield Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield investments that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	347

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Certain Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The High Yield Fund and the Short Duration High Yield Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. Transfers-In-Kind

On October 28, 2013, certain shareholders of Core Bond Fund sold shares and Core Bond Fund delivered portfolio securities primarily by means of a redemption-in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

	Value	Realized Gains (Losses)	Type
Select Class	$2,585,600	$111,895	Redemption-in-kind

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,021.80	$3.77	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class B
Actual	1,000.00	1,019.30	7.07	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class C
Actual	1,000.00	1,019.10	7.07	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R2
Actual	1,000.00	1,021.40	5.04	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R5
Actual	1,000.00	1,024.20	2.24	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,024.50	1.99	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Select Class
Actual	1,000.00	1,023.50	2.91	0.57
Hypothetical	1,000.00	1,022.33	2.91	0.57

Core Plus Bond Fund
Class A
Actual	1,000.00	1,029.80	3.84	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	349

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class B
Actual	$1,000.00	$1,027.50	$7.15	1.40%
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class C
Actual	1,000.00	1,026.30	7.15	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class R2
Actual	1,000.00	1,028.00	5.88	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class R6
Actual	1,000.00	1,031.60	2.05	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Institutional Class
Actual	1,000.00	1,031.30	2.51	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	1,031.60	3.33	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

Government Bond Fund
Class A
Actual	1,000.00	1,017.70	3.81	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	1,014.60	7.52	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class C
Actual	1,000.00	1,013.90	7.51	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class R2
Actual	1,000.00	1,016.20	5.08	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Select Class
Actual	1,000.00	1,018.90	2.44	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

High Yield Fund
Class A
Actual	1,000.00	1,025.90	5.06	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class B
Actual	1,000.00	1,023.80	8.11	1.59
Hypothetical	1,000.00	1,017.19	8.08	1.59
Class C
Actual	1,000.00	1,022.80	8.11	1.59
Hypothetical	1,000.00	1,017.19	8.08	1.59
Class R2
Actual	1,000.00	1,025.20	6.84	1.34
Hypothetical	1,000.00	1,018.45	6.82	1.34
Class R5
Actual	1,000.00	1,027.90	4.04	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R6
Actual	1,000.00	1,027.00	3.78	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
High Yield Fund (continued)
Select Class
Actual	$1,000.00	$1,027.80	$4.29	0.84%
Hypothetical	1,000.00	1,020.97	4.28	0.84

Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,016.30	3.76	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,013.10	7.05	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R2
Actual	1,000.00	1,015.80	5.03	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R5
Actual	1,000.00	1,017.30	2.75	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R6
Actual	1,000.00	1,017.70	2.49	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	1,017.10	3.00	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

Limited Duration Bond Fund
Class A
Actual	1,000.00	1,007.00	3.44	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68
Class B
Actual	1,000.00	1,003.80	5.96	1.18
Hypothetical	1,000.00	1,019.26	6.01	1.18
Class C
Actual	1,000.00	1,004.90	5.96	1.18
Hypothetical	1,000.00	1,019.26	6.01	1.18
Class R6
Actual	1,000.00	1,009.30	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Select Class
Actual	1,000.00	1,007.40	2.18	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,019.70	3.31	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,017.80	5.90	1.15
Hypothetical	1,000.00	1,019.36	5.90	1.15
Class R6
Actual	1,000.00	1,022.20	1.27	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Select Class
Actual	1,000.00	1,021.50	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	351

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio

Short Duration Bond Fund
Class A
Actual	$1,000.00	$1,001.70	$4.04	0.80%
Hypothetical	1,000.00	1,021.17	4.08	0.80
Class B
Actual	1,000.00	999.50	6.55	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class C
Actual	1,000.00	999.50	6.55	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class R6
Actual	1,000.00	1,004.10	1.52	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30
Select Class
Actual	1,000.00	1,002.80	2.78	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Short Duration High Yield Fund
Class A
Actual	1,000.00	1,012.40	4.44	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class C
Actual	1,000.00	1,009.60	6.93	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R6
Actual	1,000.00	1,014.40	2.45	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	1,013.60	3.20	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

Treasury & Agency Fund
Class A
Actual	1,000.00	999.80	3.53	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class B
Actual	1,000.00	997.30	6.04	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Select Class
Actual	1,000.00	1,001.00	2.27	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

352	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	353

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Inflation Managed Bond Fund and Short Duration High Yield Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment

354	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance was in the third, fourth, and fourth quintiles for Class A shares and in the third, third and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Core Plus Bond Fund’s performance was in the second, third and second quintiles for Class A shares and in the first, second and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance was in the fourth, first and second quintiles for Class A shares and in the fourth, first, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the High Yield Fund’s performance was in the third, fourth and third quintiles for Class A shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and in the third quintile for Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2013, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Inflation Managed Bond Fund’s performance was in the first and fourth quintiles for both Class A and Select Class shares for the one- and three-year periods ended December 31, 2013, respectively. The Trustees also noted and discussed the risk and return assessments of the Fund made by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Limited Duration Bond Fund’s performance was in the first, third and second quintiles for Class A shares and in the first, second, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance was in the second, second and first quintiles for Class A shares and in the first, second, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Duration Bond Fund’s performance was in the second quintile for Class A shares for each of the one-, three-, and five-year periods ended December 31, 2013, and in the first, first, and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and,

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	355

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted the performance of the Short Duration High Yield Fund since its inception on March 1, 2013 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable

The Trustees noted that the Treasury & Agency Fund’s performance was in the fourth, third and second quintiles for Class A shares and in the third, second, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2013, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees also considered that the Adviser, JPMDS and JPMFM agreed to additional fee waivers and/or expense reimbursements for certain share classes of the High Yield Fund effective November 1, 2014. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for both Class A and Select Class shares was in the fourth quintile, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, including the additional fee waivers that would take effect on November 1, 2014 for share classes except Class A and Class B, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

356	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

The Trustees noted that the Short Duration High Yield Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	357

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPM Trust I

JPM I held a special meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the JPM I, including Inflation Managed Bond Fund and Short Duration High Yield Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

358	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPM Trust II

JPM II held a special meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Treasury & Agency Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	132,674,822
Withheld	508,692

Dr. Matthew Goldstein
In Favor	132,670,672
Withheld	512,842

Robert J. Higgins
In Favor	124,038,998
Withheld	9,144,516

Frankie D. Hughes
In Favor	132,681,734
Withheld	501,780

Peter C. Marshall
In Favor	132,663,579
Withheld	519,935

Mary E. Martinez
In Favor	132,682,318
Withheld	501,196

Marilyn McCoy
In Favor	132,681,993
Withheld	501,520

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	132,664,715
Withheld	518,799

William G. Morton, Jr.
In Favor	132,650,698
Withheld	532,816

Robert A. Oden, Jr.
In Favor	132,664,727
Withheld	518,788

Marian U. Pardo
In Favor	132,690,792
Withheld	492,722

Frederick W. Ruebeck
In Favor	132,644,244
Withheld	539,269

James J. Schonbachler
In Favor	132,671,281
Withheld	512,233

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	359

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-INC2-814

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2014 (Unaudited)

JPMorgan Current Yield Money Market Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement – particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Current Yield Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Objective	Seeks to provide current income while maintaining liquidity and providing stability of principal
Primary Investments	Repurchase agreements, commercial paper, debt securities issued or guaranteed by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, as well as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Institutional Class and Capital Shares
Net Assets as of 8/31/14	$10.0 Million
Weighted Average Maturity^	3 days
Weighted Average Life^^	3 days

MATURITY SCHEDULE*^
2–7 days	100.0%

7-DAY SEC YIELD AS OF 8/31/14 (1)
Institutional Class Shares	0.00%
Capital Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2014.
(1)	The yields for Institutional Class Shares and Capital Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.92)% and (1.87)% for Institutional Class Shares and Capital Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Yield Money Market Fund is available upon request.
Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 21.2%
425,000	KBC Bank N.V., 0.130%, 09/04/14	425,000
425,000	Mizuho Bank Ltd., 0.100%, 09/02/14 (m)	425,000
425,000	Norinchukin Bank, 0.100%, 09/04/14	425,000
425,000	Sumitomo Mitsui Banking Corp., 0.100%, 09/04/14	425,000
425,000	Toronto-Dominion Bank, 0.080%, 09/04/14	425,000

	Total Certificates of Deposit (Cost $2,125,000)	2,125,000

Commercial Paper — 12.7% (n)
425,000	Bank of New York Mellon Corp. (The), 0.050%, 09/02/14 (e)	424,999
425,000	BNP Paribas Finance, Inc., 0.090%, 09/04/14	424,997
425,000	Natixis U.S. Finance Co. LLC, 0.100%, 09/02/14 (m)	424,999

	Total Commercial Paper (Cost $1,274,995)	1,274,995

Repurchase Agreement — 3.1%
310,000	Deutsche Bank Securities, Inc., 0.060%, dated 08/29/14, due 09/02/14, repurchase price $310,000, collateralized by Government National Mortgage Association, 6.495%, due 01/20/42, with a value of $319,300. (Cost $310,000)	310,000

Time Deposits — 63.7%
425,000	Bank of Montreal, 0.080%, 09/04/14	425,000
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 09/02/14	425,000
425,000	Barclays Bank plc, 0.090%, 09/02/14	425,000
425,000	Citibank N.A., 0.110%, 09/03/14	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.090%, 09/02/14	425,000
425,000	Credit Industriel et Commercial, 0.100%, 09/02/14	425,000
425,000	DBS Bank Ltd., 0.090%, 09/03/14	425,000
425,000	DZ Bank AG, 0.100%, 09/02/14 (m)	425,000
425,000	ING Bank N.V., 0.100%, 09/03/14	425,000
425,000	Landesbank Hessen-Thueringen Girozentrale, 0.060%, 09/02/14	425,000
425,000	Lloyds Bank plc, 0.070%, 09/02/14	425,000
425,000	National Australia Bank Ltd., 0.070%, 09/02/14	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.050%, 09/02/14	425,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
425,000	Standard Chartered Bank, 0.060%, 09/02/14	425,000
425,000	Svenska Handelsbanken AB, 0.050%, 09/02/14	425,000

	Total Time Deposits (Cost $6,375,000)	6,375,000

	Total Investments — 100.7% (Cost $10,084,995) *	10,084,995
	Liabilities in Excess of Other Assets — (0.7)%	(67,828)

	NET ASSETS — 100.0%	$10,017,167

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	3

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

Current Yield Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,084,995
Cash	183
Receivables:
Interest from non-affiliates	84
Due from Adviser	14,195
Prepaid expenses	14,559

Total Assets	10,114,016

LIABILITIES:
Accrued liabilities:
Custodian and accounting fees	52,886
Trustees’ and Chief Compliance Officer’s fees	297
Audit fees	30,689
Other	12,977

Total Liabilities	96,849

Net Assets	$10,017,167

NET ASSETS :
Paid-in-Capital	$10,017,194
Accumulated undistributed (distributions in excess of) net investment income	(27)

Total Net Assets	$10,017,167

Net Assets:
Capital	$9,516,587
Institutional Class	500,580

Total	$10,017,167

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Capital	9,516,629
Institutional Class	500,565
Net Asset Value offering and redemption price per share (all classes)	$1.00

Cost of investments in non-affiliates	$9,774,995
Cost of repurchase agreements	310,000

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Current Yield Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,451

EXPENSES:
Investment advisory fees	4,041
Administration fees	3,535
Shareholder servicing fees:
Capital	2,399
Institutional Class	252
Custodian and accounting fees	34,573
Professional fees	27,476
Trustees’ and Chief Compliance Officer’s fees	6
Printing and mailing costs	3,078
Registration and filing fees	13,195
Transfer agent fees	1,742
Other	7,507

Total expenses	97,804

Less amounts waived	(10,227)
Less expense reimbursements	(83,131)

Net expenses	4,446

Net investment income (loss)	5

Change in net assets resulting from operations	$5

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	5

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Current Yield Money Market Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5	$1,540

Change in net assets resulting from operations	5	1,540

DISTRIBUTIONS TO SHAREHOLDERS:
Capital
From net investment income	(5)	(1,500)
Institutional Class
From net investment income	—	(40)

Total distributions to shareholders	(5)	(1,540)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5	1,540

NET ASSETS:
Change in net assets	5	1,540
Beginning of period	10,017,162	10,015,622

End of period	$10,017,167	$10,017,162

Accumulated undistributed (distributed in excess of) net investment income	$(27)	$(27)

CAPITAL TRANSACTIONS:
Capital
Distributions reinvested	$5	$1,500

Change in net assets resulting from Capital capital transactions	$5	$1,500

Institutional Class
Distributions reinvested	$—	$40

Change in net assets resulting from Institutional Class capital transactions	$—	$40

Total change in net assets resulting from capital transactions	$5	$1,540

SHARE TRANSACTIONS:
Capital
Reinvested	5	1,500

Change in Capital Shares	5	1,500

Institutional Class
Reinvested	—	40

Change in Institutional Class Shares	—	40

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	7

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Total from investment operations		Net investment income		Net asset value, end of period
Current Yield Money Market Fund
Capital
Six Months Ended August 31, 2014 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$1.00
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	1.00
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	1.00
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	1.00
September 30, 2010 (f) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	1.00

Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	1.00	—	(d)	—	(d)	—		1.00
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	1.00
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	1.00
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	1.00
September 30, 2010 (f) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

		Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (b)	Net assets, end of period	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

0.00%	$9,516,587	0.09%	0.00	%(e)	1.93%
0.02	9,516,583	0.09	0.02		2.03
0.10	9,515,091	0.10	0.10		1.73
0.02	9,505,531	0.09	0.02		2.29
0.04	9,503,734	0.10	0.09		2.39

0.00	500,580	0.09	0.00	(e)	1.98
0.01	500,579	0.09	0.01		2.08
0.07	500,531	0.13	0.07		1.78
0.01	500,178	0.10	0.01		2.34
0.03	500,134	0.13	0.06		2.42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	9

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Yield Money Market Fund	Capital and Institutional Class	Diversified

The investment objective of the Fund is to seek to provide current income while maintaining liquidity and providing stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different shareholder servicing fees and each class has exclusive voting rights with respect to its shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This valuation method involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,084,995	$—	$10,084,995

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2014.

B. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet J.P. Morgan Investment Management Inc.’s (the “Adviser” or “JPMIM”) credit guidelines. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund or its affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or Funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

The Fund’s repurchase agreements are not subject to master netting arrangements.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the investment adviser to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan. The Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual rate of 0.08%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.07% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Administrator waived Administration fees as outlined in Note 3.E.

C. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Capital	Institutional Class
0.05%	0.10%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.E.

D. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	11

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statement of Operations.

E. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Capital	Institutional Class
0.18%	0.21%

The expense limitation agreement was in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015. In addition, the Fund’s service providers voluntarily waived fees for the six months ended August 31, 2014. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$3,536	$180	$2,576	$6,292	$82,527

Voluntary Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Voluntary Reimbursements
$505	$3,355	$75	$3,935	$604

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended August 31, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

As of February 28, 2014, the Fund did not have any net capital loss carryforwards.

5. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Adviser.

The profitability of banks, which represent a significant portion of the credit exposure resulting from the Fund’s investments, depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

7. Money Market Reform

On July 23rd 2014, the Securities and Exchange Commission amended certain regulations under the 1940 Act that govern money market funds. These amendments require that institutional prime money market funds move to a floating NAV, provide the ability for the Board of Trustees to impose certain liquidity fees and redemption gates and enhance current money market fund reporting requirements. Money market funds will be required to comply with the floating NAV and liquidating fees and redemption gates requirements no later than October 14, 2016. Management is currently evaluating the amendments and their impacts on the Fund.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	13

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Current Yield Money Market Fund
Capital
Actual	$1,000.00	$1,000.00	$0.45	0.09%
Hypothetical	1,000.00	1,024.75	0.46	0.09
Institutional Class
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information includes the Fund’s performance as compared to the performance of its peers and analyses by the Adviser of the Fund’s performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s expense ratios and those of its peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	15

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Fund benefits from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market fund assets advised by the Adviser, and that the Fund benefits from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels, and that shareholders of the Fund effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one- and three-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and determinations made by the Trustees with respect to the

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

Fund’s performance for a representative share class is summarized below:

The Trustees noted that the Fund’s performance was in the second quintile for Capital shares for both the one- and three-year periods ended December 31, 2013. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for a representative share class are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses for the Capital Shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014	J.P. MORGAN MONEY MARKET FUNDS	17

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including the Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-CYMMKT-814

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2014 (Unaudited)

JPMorgan Current Income Fund

JPMorgan Managed Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	1

JPMorgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the six months ended August 31, 2014. The U.S. economy rebounded from a drop in gross domestic product in the winter months and returned to steady, positive growth for the remainder of the reporting period. While signs of price inflation emerged, economic data were within the U.S. Federal Reserve’s stated policy targets. In this environment, long term interest rates declined. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds and in non-U.S. developed markets.

Amid low interest rates and improving credit quality, investors sought higher yields offered by longer maturity and lower quality debt securities. The Barclays U.S. Aggregate Index of investment grade fixed-income securities returned 2.73% and the Barclays U.S. Corporate High Yield Index returned 2.86% during the period.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Current Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.07%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2014 (In Thousands)	$10,068
Duration as of 8/31/2014	0.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Current Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six-months ended August 31, 2014 the Fund’s average WAM1 was 77 days and its average WAL2 was 112 days. Market activity was robust through the period as the U.S. Federal Reserve continued tapering off its long term asset purchase program in response to strengthening domestic economic conditions and investors repositioned portfolios in anticipation of tighter monetary policy. The investment team sought to lock in yield by attempting to capture term premium offered by steeper yield curves across the credit spectrum. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

The Fund’s absolute performance was primarily driven by maturity extension trades directed toward the one-year part of the yield curve. The Fund also increased its exposure to variable-rate instruments during the period. The Fund also increased its exposure to state-sponsored Chinese banks during the period. The Fund also continued to engage in overnight and one-month non-traditional tri-party repurchase agreement transactions.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund mainly invested in high quality, U.S. dollar-denominated, short-term fixed and floating-rate debt securities and repurchase agreements. The Fund’s portfolio managers allocated the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the Fund’s portfolio managers looked for market sectors and individual securities that they believed would perform well over time. The Fund’s portfolio managers selected individual securities after performing a risk/reward analysis that included an evaluation of their characteristics including income, interest rate risk, credit risk and their structure.

1	Weighted Average Maturity is based on the mathematical average values at each month-end for the reporting period; the WAM calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
2	Weighted Average Life is based on the mathematical average values at each month-end for the reporting period; the WAL calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

PORTFOLIO COMPOSITION***
Certificates of Deposit	41.6%
Commercial Paper	37.5
Corporate Bonds	17.4
Repurchase Agreements	3.5
Short-Term Investment	0.0	(a)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	3

JPMorgan Current Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	July 21, 2011	0.07%	0.15%	0.21%	0.21%
SELECT CLASS SHARES	July 21, 2011	0.00	0.01	0.06	0.06

*	Not annualized.

LIFE OF FUND PERFORMANCE (7/21/11 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on July 21, 2011.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Current Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from July 21, 2011 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Managed Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.15%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2014 (In Thousands)	$4,509,976
Duration as of 8/31/2014	0.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund’s Institutional Class shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”). The main contributors to Fund performance relative to the Benchmark were its investments in spread sectors, including corporate bonds, asset backed securities and money market instruments. Within the corporate and money market investments, the banking sector was the largest contributor to relative performance. The Fund’s exposure to floating rate securities also contributed to relative performance.

The Fund’s longer overall duration detracted from performance relative to the Benchmark as interest rates in the 1-3 year portion of the Treasury yield curve rose during the reporting period. The Fund’s tactical exposure to Treasury securities and Treasury futures were positive contributors to performance during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

HOW WAS THE FUND POSITIONED?

During the reporting period, the portfolio managers reduced the Fund’s exposure to securities with durations longer than eighteen months. In addition, the Fund maintained its exposure to floating rate notes. The Fund also held non-Treasury debt securities and asset backed securities, which the Benchmark did not hold.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Corporate Bonds	49.3%
Asset-Backed Securities	24.7
Certificate of Deposit	11.4
Commercial Paper	7.8
Repurchase Agreements	6.4
Others (each less than 1.0%)	0.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	September 30, 2010	0.15%	0.49%	0.55%	0.48%
SELECT CLASS SHARES	September 30, 2010	0.10	0.39	0.42	0.38

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/30/10 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — 41.7%
250	Bank of China Ltd., (Singapore), 0.694%, 11/14/14	250
300	China Construction Bank Corp., 0.580%, 10/03/14	300
250	Credit Industriel et Commercial, 0.510%, 01/14/15 (m)	251
300	Credit Suisse, (Switzerland), 0.510%, 01/09/15 (m)	300
250	Deutsche Bank AG, (Germany), 0.460%, 01/30/15	250
300	Industrial & Commercial Bank of China Ltd., 0.550%, 12/01/14	300
250	Natixis, 0.260%, 11/03/14	250
250	Norinchukin Bank, 0.100%, 09/05/14	250
350	Oversea-Chinese Banking Corp., Ltd., 0.220%, 09/12/14	350
350	Rabobank Nederland N.V., 0.283%, 04/17/15	350
350	Royal Bank of Canada, (Canada), 0.280%, 10/10/14	350
350	Sumitomo Mitsui Banking Corp., (Japan), 0.635%, 04/01/15	351
350	Svenska Handelsbanken, (Sweden), 0.412%, 10/06/14 (m)	350
300	Wells Fargo Bank N.A., 0.230%, 09/05/14 (m)	300

	Total Certificates of Deposit (Cost $4,200)	4,202

Commercial Paper — 37.7% (n)
300	ABN Amro Funding USA LLC, 0.300%, 10/02/14 (e)	300
300	Australia & New Zealand Banking Group Ltd., (Australia), 0.332%, 05/28/19 (e)	300
250	Barclays Bank plc, (United Kingdom), 0.251%, 10/17/14 (e)	250
250	Credit Agricole North America, Inc., 0.200%, 10/14/14	250
300	DBS Bank Ltd., 0.250%, 01/15/15 (e)	299
250	ING U.S. Funding LLC, 0.300%, 11/17/14	250
250	Macquarie Bank Ltd., (Australia), 0.502%, 06/12/15 (e)	249
148	Natixis U.S. Finance Co. LLC, 0.058%, 09/02/14	148
250	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.302%, 02/06/15 (e)	250
350	Regency Markets No. 1 LLC, 0.120%, 09/05/14 (e)	350
250	Ridgefield Funding Co. LLC, 0.310%, 12/18/14 (e)	250
250	Suncorp-Metway Ltd., (Australia), 0.231%, 11/12/14 (e)	250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — continued
350	United Overseas Bank Ltd., (Singapore), 0.261%, 11/25/14 (e)	350
300	Westpac Banking Corp., (Australia), 0.331%, 08/21/15 (e)	299

	Total Commercial Paper (Cost $3,795)	3,795

Corporate Bonds — 17.5%
	Financials — 15.0%
	Banks — 6.0%
250	Nordea Bank AB, (Sweden), 2.250%, 03/20/15 (e)	253
350	Toronto-Dominion Bank (The), (Canada), VAR, 0.417%, 05/01/15	350

		603

	Capital Markets — 2.5%
250	UBS AG, (Switzerland), 3.875%, 01/15/15	253

	Consumer Finance — 3.0%
300	Toyota Motor Credit Corp., 1.000%, 02/17/15	301

	Insurance — 3.5%
350	Metropolitan Life Global Funding I, VAR, 0.530%, 12/12/14 (e)	350

	Total Financials	1,507

	Health Care — 2.5%
	Pharmaceuticals — 2.5%
250	Takeda Pharmaceutical Co., Ltd., (Japan), 1.031%, 03/17/15 (e)	251

	Total Corporate Bonds (Cost $1,758)	1,758

Repurchase Agreements — 3.5%
100	Merrill Lynch PFS, Inc., 0.550%, dated 08/29/14, due 09/02/14, repurchase price $100, collateralized by Corporate Notes and Bonds, 3.750% - 19.099%, due 04/03/21 - 10/25/35, with a value of $105.	100
250	Merrill Lynch PFS, Inc., 0.750%, dated 08/29/14, due 12/18/14, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.000% - 19.099%, due 02/15/19 - 03/25/40, with a value of $263. (i)	250

	Total Repurchase Agreements (Cost $350)	350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	7

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
1	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1)	1

	Total Investments — 100.4% (Cost $10,104)	10,106
	Liabilities in Excess of Other Assets — (0.4)%	(38)

	NET ASSETS — 100.0%	$10,068

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 76.5%
	Asset-Backed Securities — 24.7%
	Ally Auto Receivables Trust,
10,331	Series 2012-5, Class A3, 0.620%, 03/15/17	10,344
13,995	Series 2013-1, Class A3, 0.630%, 05/15/17	14,008
11,230	Series 2014-SN1, Class A2A, 0.520%, 10/20/16	11,232
33,380	American Express Credit Account Master Trust, Series 2012-2, Class A, 0.680%, 03/15/18	33,441
	AmeriCredit Automobile Receivables Trust,
484	Series 2013-1, Class A2, 0.490%, 06/08/16	484
4,767	Series 2013-2, Class A2, 0.530%, 11/08/16	4,768
10,660	Series 2013-5, Class A2A, 0.650%, 03/08/17	10,670
8,300	Series 2014-1, Class A2, 0.570%, 07/10/17	8,304
18,300	Series 2014-2, Class A2A, 0.540%, 10/10/17	18,300
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.425%, 09/16/19	6,116
21,295	Bank of America Auto Trust, Series 2012-1, 1.030%, 12/15/16	21,382
58,600	Barclays Dryrock Issuance Trust, Series 2012-2, Class A, 0.640%, 08/15/18	58,572
7,100	California Republic Auto Receivables Trust, Series 2014-1, Class A2, 0.620%, 01/17/17	7,104
	Capital Auto Receivables Asset Trust,
72,277	Series 2013-1, Class A2, 0.620%, 07/20/16	72,304
8,550	Series 2014-1, Class A1A, 0.680%, 05/20/16	8,558
12,500	Series 2014-2, Class A2, 0.910%, 04/20/17	12,524
	CarMax Auto Owner Trust,
931	Series 2013-1, Class A2, 0.420%, 03/15/16	931
5,516	Series 2013-2, Class A2, 0.420%, 06/15/16	5,517
8,293	Series 2013-3, Class A2, 0.590%, 08/15/16	8,298
7,148	Series 2013-4, Class A2, 0.520%, 11/15/16	7,153
8,050	Series 2014-1, Class A2, 0.470%, 02/15/17	8,051
22,930	Series 2014-2, Class A2, 0.460%, 04/17/17	22,934
47,000	Series 2014-3, Class A2, 0.550%, 08/15/17	46,999
4,718	Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 0.610%, 11/15/16 (e)	4,720
3,300	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	3,311
	Citibank Credit Card Issuance Trust,
10,000	Series 2005-A2, Class A2, 4.850%, 03/10/17	10,236
21,300	Series 2006-A8, Class A8, VAR, 0.274%, 12/17/18	21,202
	CNH Equipment Trust,
3,717	Series 2012-C, Class A3, 0.570%, 12/15/17	3,719

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Asset-Backed Securities — continued
1,225		Series 2013-A, Class A2, 0.440%, 07/15/16	1,225
2,177		Series 2013-B, Class A2, 0.440%, 10/17/16	2,177
14,600		Series 2013-D, Class A2, 0.490%, 03/15/17	14,603
18,300		Series 2014-A, Class A2, 0.490%, 06/15/17	18,302
16,700		Series 2014-B, Class A2, 0.480%, 08/15/17	16,696
6,000		Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.640%, 07/22/16 (e)	6,000
17,400		Discover Card Master Trust, Series 2012-A3, Class A, 0.860%, 11/15/17	17,456
		Fifth Third Auto Trust,
—	(h)	Series 2013-1, Class A2, 0.590%, 03/15/16	—	(h)
2,320		Series 2013-1, Class A3, 0.880%, 10/16/17	2,330
2,545		Series 2014-1, Class A2, 0.460%, 08/15/16	2,546
27,700		Series 2014-2, Class A2A, 0.450%, 04/17/17	27,696
10,400		First National Master Note Trust, Series 2013-2, Class A, VAR, 0.685%, 10/15/19	10,429
		Ford Credit Auto Lease Trust,
—	(h)	Series 2013-A, Class A2, 0.460%, 05/15/15	—	(h)
7,889		Series 2013-B, Class A2A, 0.590%, 01/15/16	7,895
23,617		Series 2013-B, Class A3, 0.760%, 09/15/16	23,660
19,000		Series 2014-A, Class A2A, 0.500%, 10/15/16	19,013
		Ford Credit Auto Owner Trust,
10,000		Series 2012-A, Class A4, 1.150%, 06/15/17	10,065
15,522		Series 2013-A, Class A3, 0.550%, 07/15/17	15,534
—	(h)	Series 2013-B, Class A2, 0.380%, 02/15/16	—	(h)
10,000		Series 2013-B, Class A3, 0.570%, 10/15/17	10,010
—	(h)	Series 2013-C, Class A2, 0.550%, 04/15/16	—	(h)
—	(h)	Series 2014-A, Class A2, 0.480%, 11/15/16	—	(h)
14,300		Series 2014-B, Class A2, 0.470%, 03/15/17	14,303
3,440		Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200%, 02/15/17 (e)	3,500
12,970		GE Capital Credit Card Master Note Trust, Series 2012-1, Class A, 1.030%, 01/15/18	12,997
		Harley-Davidson Motorcycle Trust,
1,524		Series 2013-1, Class A2, 0.450%, 08/15/16	1,524
11,150		Series 2013-1, Class A3, 0.650%, 07/16/18	11,166
		Honda Auto Receivables Owner Trust,
—	(h)	Series 2013-2, Class A2, 0.370%, 10/16/15	—	(h)
2,588		Series 2013-3, Class A2, 0.540%, 01/15/16	2,590
1,760		Series 2013-4, Class A2, 0.450%, 04/18/16	1,761
20,150		Series 2014-1, Class A2, 0.410%, 09/21/16	20,150
19,100		Series 2014-2, Class A2, 0.390%, 09/19/16	19,094

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
		Asset-Backed Securities — continued
427		Huntington Auto Trust, Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	428
		Hyundai Auto Lease Securitization Trust,
8,852		Series 2013-A, Class A4, 0.770%, 10/17/16 (e)	8,865
12,300		Series 2014-A, Class A2, 0.520%, 07/15/16 (e)	12,304
15,200		Series 2014-B, Class A2, 0.610%, 02/15/17 (e)	15,206
		Hyundai Auto Receivables Trust,
—	(h)	Series 2013-A, Class A2, 0.400%, 12/15/15	—	(h)
2,172		Series 2013-B, Class A2, 0.530%, 03/15/16	2,173
10,150		Series 2014-A, Class A2, 0.460%, 01/16/17	10,152
30,408		Series 2014-B, Class A2, 0.440%, 02/15/17	30,409
		John Deere Owner Trust,
3,424		Series 2013-B, Class A2, 0.550%, 01/15/16	3,425
9,800		Series 2014-A, Class A2, 0.450%, 09/15/16	9,802
12,800		Series 2014-B, Class A2A, 0.540%, 07/17/17	12,799
4,550		Macquarie Equipment Funding Trust, Series 2014-A, Class A2, 0.800%, 11/21/16 (e)	4,550
		Mercedes-Benz Auto Lease Trust,
—	(h)	Series 2013-A, Class A2, 0.490%, 06/15/15	—	(h)
9,092		Series 2013-B, Class A2, 0.530%, 09/15/15	9,094
7,325		Series 2013-B, Class A3, 0.620%, 07/15/16	7,331
		Mercedes-Benz Auto Receivables Trust,
—	(h)	Series 2013-1, Class A2, 0.500%, 03/15/16	—	(h)
32,000		Series 2014-1, Class A2, 0.430%, 02/15/17	32,000
8,974		Nissan Auto Lease Trust, Series 2013-B, Class A2A, 0.570%, 01/15/16	8,982
		Nissan Auto Receivables Owner Trust,
1,500		Series 2012-B, Class A4, 0.660%, 12/17/18	1,501
6,088		Series 2013-B, Class A2, 0.520%, 04/15/16	6,091
11,800		Series 2014-A, Class A2, 0.420%, 11/15/16	11,798
13,500		Porsche Financial Auto Securitization Trust, Series 2014-1, Class A2, 0.380%, 09/23/16 (e)	13,499
		Porsche Innovative Lease Owner Trust,
10,408		Series 2013-1, Class A2, 0.540%, 01/22/16 (e)	10,414
7,000		Series 2013-1, Class A3, 0.700%, 08/22/16 (e)	7,009
		Santander Drive Auto Receivables Trust,
802		Series 2012-6, Class A3, 0.620%, 07/15/16	802
15,745		Series 2013-3, Class A3, 0.700%, 10/16/17	15,752
437		Series 2013-4, Class A2, 0.890%, 09/15/16	438

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
13,578	Series 2013-5, Class A2A, 0.640%, 04/17/17	13,582
6,414	Series 2014-1, Class A2A, 0.660%, 06/15/17	6,420
5,391	Series 2014-1, Class A2B, VAR, 0.525%, 06/15/17	5,393
30,900	Series 2014-2, Class A2A, 0.540%, 07/17/17	30,907
9,600	Toyota Auto Receivables Owner Trust, Series 2014-B, Class A2, 0.400%, 12/15/16	9,587
10,279	Volkswagen Auto Lease Trust, Series 2014-A, Class A2A, 0.520%, 10/20/16	10,286
	Volkswagen Auto Loan Enhanced Trust,
3,330	Series 2012-2, Class A4, 0.660%, 03/20/19	3,322
16,107	Series 2013-2, Class A2, 0.420%, 07/20/16	16,106
28,870	Series 2014-1, Class A2, 0.420%, 03/20/17	28,861
	Volvo Financial Equipment LLC,
5,587	Series 2013-1A, Class A2, 0.530%, 11/16/15 (e)	5,588
5,900	Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	5,901
6,215	World Omni Auto Receivables Trust, Series 2013-B, Class A2, 0.480%, 11/15/16	6,218

	Total Asset-Backed Securities (Cost $1,110,934)	1,110,899

	Certificates of Deposit — 2.3%
	Bank of Nova Scotia, (Canada),
33,400	VAR, 0.374%, 09/28/15	33,436
12,900	VAR, 0.514%, 12/31/15 (m)	12,917
6,560	VAR, 0.671%, 09/11/15 (m)	6,582
	Canadian Imperial Bank of Commerce, (Canada),
3,000	VAR, 0.331%, 11/16/15	2,999
33,650	VAR, 0.334%, 11/13/15	33,641
15,000	Nordea Bank Finland plc, (Finland), VAR, 0.343%, 11/09/15	14,996

	Total Certificates of Deposit (Cost $104,521)	104,571

	Corporate Bonds — 49.1%
	Consumer Discretionary — 2.6%
	Auto Components — 0.1%
3,645	Johnson Controls, Inc., 5.500%, 01/15/16	3,878

	Automobiles — 0.7%
	Daimler Finance North America LLC,
2,200	1.250%, 01/11/16 (e)	2,217
4,045	1.300%, 07/31/15 (e)	4,073
10,600	VAR, 0.580%, 08/01/17 (e)	10,606

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Automobiles — continued
17,000	Volkswagen Group of America Finance LLC, VAR, 0.455%, 05/23/16 (e)	17,008

		33,904

	Media — 1.8%
24,025	BSKYB Finance UK plc, (United Kingdom), 5.625%, 10/15/15 (e)	25,335
13,949	Cox Communications, Inc., 5.450%, 12/15/14	14,143
13,521	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.550%, 03/15/15	13,740
7,700	NBCUniversal Media LLC, 3.650%, 04/30/15	7,866
9,000	Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	8,995
9,317	Viacom, Inc., 1.250%, 02/27/15	9,351

		79,430

	Total Consumer Discretionary	117,212

	Consumer Staples — 2.5%
	Beverages — 1.1%
	Anheuser-Busch InBev Worldwide, Inc.,
5,405	0.800%, 07/15/15	5,426
15,300	4.125%, 01/15/15	15,506
3,000	5.375%, 11/15/14	3,030
6,490	Foster’s Finance Corp., 4.875%, 10/01/14 (e)	6,513
19,610	SABMiller Holdings, Inc., 1.850%, 01/15/15 (e)	19,704

		50,179

	Food & Staples Retailing — 0.8%
10,300	CVS Caremark Corp., 3.250%, 05/18/15	10,504
9,837	Kroger Co. (The), 4.950%, 01/15/15	10,000
1,150	Tesco plc, (United Kingdom), 2.000%, 12/05/14 (e)	1,155
13,991	Walgreen Co., 1.000%, 03/13/15	14,025

		35,684

	Food Products — 0.5%
	General Mills, Inc.,
7,400	VAR, 0.435%, 01/28/16	7,406
485	VAR, 0.534%, 01/29/16	486
3,500	Ingredion, Inc., 3.200%, 11/01/15	3,597
8,000	Kellogg Co., 1.125%, 05/15/15	8,041

		19,530

	Tobacco — 0.1%
5,275	B.A.T. International Finance plc, (United Kingdom), 1.400%, 06/05/15 (e)	5,307

	Total Consumer Staples	110,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 3.3%
	Energy Equipment & Services — 0.1%
	Noble Holding International Ltd., (Cayman Islands),
2,450	3.050%, 03/01/16	2,526
2,756	3.450%, 08/01/15	2,824

		5,350

	Oil, Gas & Consumable Fuels — 3.2%
	BP Capital Markets plc, (United Kingdom),
3,500	0.700%, 11/06/15	3,507
21,700	3.125%, 10/01/15	22,322
18,500	VAR, 0.567%, 11/06/15	18,559
	Canadian Natural Resources Ltd., (Canada),
14,305	1.450%, 11/14/14	14,334
2,920	4.900%, 12/01/14	2,952
16,000	Devon Energy Corp., VAR, 0.681%, 12/15/15	16,061
	Enterprise Products Operating LLC,
3,645	1.250%, 08/13/15	3,668
10,864	5.600%, 10/15/14	10,929
9,151	PC Financial Partnership, 5.000%, 11/15/14	9,234
18,800	Phillips 66, 1.950%, 03/05/15	18,938
1,000	Total Capital S.A., (France), 3.125%, 10/02/15	1,030
	TransCanada PipeLines Ltd., (Canada),
7,828	0.875%, 03/02/15	7,848
12,125	4.875%, 01/15/15	12,322
2,500	VAR, 0.914%, 06/30/16	2,521

		144,225

	Total Energy	149,575

	Financials — 32.8%
	Banks — 16.5%
11,455	ANZ New Zealand International Ltd., (New Zealand), 1.850%, 10/15/15 (e)	11,607
16,000	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.414%, 07/15/16 (e)	15,991
	Bank of Montreal, (Canada),
10,750	VAR, 0.481%, 09/24/15	10,775
8,005	VAR, 0.754%, 07/15/16	8,053
	Bank of Nova Scotia, (Canada),
16,755	0.750%, 10/09/15	16,817
2,910	2.050%, 10/07/15	2,961
3,800	2.900%, 03/29/16	3,932
12,334	VAR, 0.754%, 07/15/16	12,417
	Barclays Bank plc, (United Kingdom),
8,650	2.750%, 02/23/15	8,743
3,850	3.900%, 04/07/15	3,926
1,000	BB&T Corp., 3.950%, 04/29/16	1,053

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
4,161	Branch Banking & Trust Co., VAR, 0.657%, 12/01/16	4,180
	Canadian Imperial Bank of Commerce, (Canada),
5,276	0.900%, 10/01/15	5,299
3,962	2.350%, 12/11/15	4,050
11,645	VAR, 0.754%, 07/18/16	11,709
14,750	Capital One Bank USA N.A., VAR, 0.734%, 02/13/17	14,786
500	Capital One N.A., VAR, 0.680%, 03/22/16	501
6,750	Comerica, Inc., 3.000%, 09/16/15	6,910
	Commonwealth Bank of Australia, (Australia),
7,300	VAR, 0.427%, 06/03/16 (e)	7,297
25,378	VAR, 0.731%, 09/20/16 (e)	25,518
40,100	VAR, 1.031%, 09/18/15 (e)	40,424
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
11,750	3.200%, 03/11/15 (e)	11,923
22,525	VAR, 0.711%, 03/18/16	22,636
31,400	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, (Netherlands), VAR, 0.363%, 10/23/15	31,396
8,100	Fifth Third Bancorp, 3.625%, 01/25/16	8,427
	Fifth Third Bank,
4,625	0.906%, 02/26/16	4,639
12,330	VAR, 0.645%, 02/26/16	12,369
1,225	VAR, 0.741%, 11/18/16	1,231
5,965	HSBC Bank plc, (United Kingdom), 3.500%, 06/28/15 (e)	6,117
9,750	KeyBank N.A., VAR, 0.725%, 11/25/16	9,796
19,113	KeyCorp, 3.750%, 08/13/15	19,683
13,255	Korea Development Bank (The), (South Korea), 4.375%, 08/10/15	13,683
1,138	Lloyds Bank plc, (United Kingdom), 4.375%, 01/12/15 (e)	1,154
740	Manufacturers & Traders Trust Co., VAR, 0.531%, 03/07/16	739
	National Australia Bank Ltd., (Australia),
10,540	0.900%, 01/20/16	10,600
1,000	3.750%, 03/02/15 (e)	1,017
43,070	VAR, 0.784%, 07/25/16	43,380
5,375	VAR, 1.367%, 08/07/15	5,431
3,750	Nordea Bank AB, (Sweden), VAR, 0.694%, 05/13/16 (e)	3,769
	PNC Bank N.A.,
7,650	VAR, 0.545%, 01/28/16	7,666
5,400	VAR, 0.554%, 04/29/16	5,402

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
4,195	PNC Funding Corp., 4.250%, 09/21/15	4,362
	Royal Bank of Canada, (Canada),
2,500	0.800%, 10/30/15	2,509
6,500	2.625%, 12/15/15	6,673
24,820	VAR, 0.451%, 12/16/15	24,852
2,350	VAR, 0.691%, 09/09/16	2,365
	Skandinaviska Enskilda Banken AB, (Sweden),
12,000	VAR, 0.608%, 04/16/15	12,021
	Standard Chartered plc, (United Kingdom),
30,613	3.850%, 04/27/15 (e)	31,257
20,419	5.500%, 11/18/14 (e)	20,631
	Sumitomo Mitsui Banking Corp., (Japan),
27,075	1.350%, 07/18/15	27,274
12,500	1.900%, 01/12/15 (e)	12,553
1,270	3.150%, 07/22/15 (e)	1,300
	Svenska Handelsbanken AB, (Sweden),
16,400	VAR, 0.680%, 03/21/16	16,472
9,800	VAR, 0.700%, 09/23/16	9,864
	Toronto-Dominion Bank (The), (Canada),
10,800	VAR, 0.691%, 09/09/16	10,869
550	U.S. Bancorp, 3.150%, 03/04/15	558
35,000	U.S. Bank N.A., VAR, 0.295%, 10/01/15	35,007
	Wells Fargo & Co.,
16,050	VAR, 0.435%, 10/28/15	16,063
10,000	VAR, 0.528%, 06/02/17	10,000
9,000	VAR, 0.764%, 07/20/16	9,058
10,195	VAR, 1.154%, 06/26/15	10,268
	Wells Fargo Bank N.A.,
2,000	4.750%, 02/09/15	2,039
11,590	VAR, 0.380%, 06/02/16	11,590
	Westpac Banking Corp., (Australia),
1,885	1.125%, 09/25/15	1,899
24,500	VAR, 0.993%, 09/25/15	24,687

		742,178

	Capital Markets — 2.4%
	Bank of New York Mellon Corp. (The),
1,250	0.700%, 03/04/16	1,252
1,600	VAR, 0.457%, 03/04/16	1,602
8,075	VAR, 0.463%, 10/23/15	8,089
	Goldman Sachs Group, Inc. (The),
14,858	3.300%, 05/03/15	15,139
2,945	3.700%, 08/01/15	3,028
21,476	5.125%, 01/15/15	21,841
3,000	VAR, 0.632%, 07/22/15	3,002

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Capital Markets — continued
	ING Bank N.V., (Netherlands),
33,679	2.000%, 09/25/15 (e)	34,132
4,960	3.000%, 09/01/15 (e)	5,068
17,050	UBS AG, (Switzerland), 3.875%, 01/15/15	17,268

		110,421

	Consumer Finance — 4.4%
7,363	American Express Centurion Bank, VAR,
	0.684%, 11/13/15	7,395
	American Express Credit Corp.,
14,680	1.750%, 06/12/15	14,833
9,714	VAR, 0.744%, 07/29/16	9,774
11,203	VAR, 1.330%, 06/12/15	11,290
	American Honda Finance Corp.,
5,730	1.000%, 08/11/15 (e)	5,763
17,600	2.500%, 09/21/15 (e)	17,979
1,000	3.500%, 03/16/15 (e)	1,016
2,560	VAR, 0.610%, 05/26/16 (e)	2,572
2,600	VAR, 0.732%, 10/07/16	2,620
31,200	Capital One Financial Corp., 2.150%, 03/23/15	31,497
20,200	Caterpillar Financial Services Corp., VAR, 0.355%, 11/25/15	20,207
	John Deere Capital Corp.,
1,470	0.700%, 09/04/15	1,475
2,060	VAR, 0.335%, 02/25/16	2,059
15,000	VAR, 0.350%, 12/10/15	15,004
1,650	VAR, 0.524%, 10/11/16	1,656
	Nissan Motor Acceptance Corp.,
585	1.000%, 03/15/16 (e)	586
25,380	4.500%, 01/30/15 (e)	25,787
5,580	VAR, 0.934%, 09/26/16 (e)	5,614
4,000	PACCAR Financial Corp., 1.550%, 09/29/14	4,004
	Volkswagen International Finance N.V., (Netherlands),
4,690	1.150%, 11/20/15 (e)	4,722
6,350	1.625%, 03/22/15 (e)	6,393
5,000	VAR, 0.561%, 11/18/15 (e)	5,013

		197,259

	Diversified Financial Services — 2.5%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,022
14,000	VAR, 0.514%, 10/29/15 (e)	14,032
26,000	VAR, 0.634%, 03/27/17 (e)	26,033
	Export-Import Bank of Korea, (South Korea),
5,702	4.125%, 09/09/15	5,885
1,995	5.125%, 03/16/15 (m)	2,039

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
	General Electric Capital Corp.,
5,300	5.000%, 01/08/16	5,611
1,105	VAR, 0.422%, 10/06/15	1,106
13,036	VAR, 0.433%, 01/08/16	13,049
17,580	VAR, 0.433%, 05/11/16	17,583
8,994	VAR, 0.464%, 01/14/16	9,003
5,145	VAR, 0.833%, 01/08/16	5,178
10,535	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	10,743
2,000	Svensk Exportkredit AB, (Sweden), VAR, 0.282%, 01/05/15	2,000

		113,284

	Insurance — 4.7%
1,565	ACE INA Holdings, Inc., 2.600%, 11/23/15	1,602
8,075	American International Group, Inc., 5.050%, 10/01/15	8,462
6,050	Aon Corp., 3.500%, 09/30/15	6,237
39,217	Jackson National Life Global Funding, VAR, 0.584%, 09/30/15 (e)	39,356
7,202	Lincoln National Corp., 4.300%, 06/15/15	7,405
17,200	MassMutual Global Funding II, VAR, 0.351%, 12/11/15 (e)	17,226
	Metropolitan Life Global Funding I,
29,300	2.500%, 09/29/15 (e)	29,935
12,410	VAR, 0.764%, 07/15/16 (e)	12,510
1,555	New York Life Global Funding, 0.800%, 02/12/16 (e)	1,560
	Pricoa Global Funding I,
3,500	VAR, 0.381%, 05/16/16 (e)	3,501
7,000	VAR, 0.502%, 08/19/15 (e)	7,002
	Principal Life Global Funding II,
1,000	1.000%, 12/11/15 (e)	1,005
10,000	1.125%, 09/18/15 (e)	10,070
1,100	VAR, 0.395%, 02/22/16 (e)	1,101
26,135	VAR, 0.608%, 05/27/16 (e)	26,243
1,300	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,344
	Prudential Financial, Inc.,
22,233	4.750%, 09/17/15	23,163
14,000	6.200%, 01/15/15	14,296

		212,018

	Real Estate Investment Trusts (REITs) — 1.4%
	Boston Properties LP,
4,419	5.000%, 06/01/15	4,560
4,200	5.625%, 04/15/15	4,330
5,260	Duke Realty LP, 7.375%, 02/15/15	5,416

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	13

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Real Estate Investment Trusts (REITs) — continued
	ERP Operating LP,
20,718	5.250%, 09/15/14	20,753
3,400	6.584%, 04/13/15	3,523
	HCP, Inc.,
11,500	6.000%, 03/01/15	11,806
7,475	7.072%, 06/08/15	7,839
4,127	Simon Property Group LP, 5.100%, 06/15/15	4,274
2,000	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	2,059

		64,560

	Thrifts & Mortgage Finance — 0.9%
40,504	Abbey National Treasury Services plc, (United Kingdom), 3.875%, 11/10/14 (e)	40,777

	Total Financials	1,480,497

	Health Care — 1.8%
	Health Care Equipment & Supplies — 0.6%
3,092	Baxter International, Inc., 4.625%, 03/15/15	3,161
	Covidien International Finance S.A., (Luxembourg),
18,547	1.350%, 05/29/15	18,670
6,970	2.800%, 06/15/15	7,091

		28,922

	Health Care Providers & Services — 0.4%
	WellPoint, Inc.,
3,285	1.250%, 09/10/15	3,305
12,696	5.000%, 12/15/14	12,863

		16,168

	Pharmaceuticals — 0.8%
25,170	AbbVie, Inc., 1.200%, 11/06/15	25,308
9,470	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	9,650

		34,958

	Total Health Care	80,048

	Industrials — 1.2%
	Aerospace & Defense — 0.1%
4,500	Rockwell Collins, Inc., VAR, 0.581%, 12/15/16	4,497

	Electrical Equipment — 0.2%
9,755	Eaton Corp., 0.950%, 11/02/15	9,794

	Industrial Conglomerates — 0.5%
1,250	Cooper U.S., Inc., 5.450%, 04/01/15	1,288
10,000	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	10,384

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — continued
11,200	Pentair Finance S.A., (Luxembourg), 1.350%, 12/01/15	11,275

		22,947

	Road & Rail — 0.4%
5,900	Burlington Northern Santa Fe LLC, 4.875%, 01/15/15	5,997
11,485	Ryder System, Inc., 3.150%, 03/02/15	11,641

		17,638

	Total Industrials	54,876

	Materials — 0.7%
	Chemicals — 0.5%
	Ecolab, Inc.,
2,905	1.000%, 08/09/15	2,918
15,120	2.375%, 12/08/14	15,200
5,255	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	5,435

		23,553

	Metals & Mining — 0.2%
9,300	TCI Communications, Inc., 8.750%, 08/01/15	10,004

	Total Materials	33,557

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.4%
	AT&T, Inc.,
5,407	2.500%, 08/15/15	5,511
23,770	VAR, 0.620%, 02/12/16	23,839
22,230	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	22,480
5,851	PCCW-HKT Capital No 3 Ltd., (United Kingdom), 5.250%, 07/20/15 (e)	6,049
2,000	Telefonica Emisiones S.A.U., (Spain), 3.729%, 04/27/15	2,038
5,245	Telefonos de Mexico S.A.B. de C.V., (Mexico), 5.500%, 01/27/15	5,336
	Verizon Communications, Inc.,
23,065	0.700%, 11/02/15	23,097
17,505	4.900%, 09/15/15	18,291

		106,641

	Wireless Telecommunication Services — 0.9%
	America Movil S.A.B. de C.V., (Mexico),
10,475	3.625%, 03/30/15	10,644
19,056	5.750%, 01/15/15	19,398

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Wireless Telecommunication Services — continued
11,220	Rogers Communications, Inc., (Canada), 7.500%, 03/15/15	11,632

		41,674

	Total Telecommunication Services	148,315

	Utilities — 0.9%
	Electric Utilities — 0.7%
1,000	Duke Energy Corp., 3.350%, 04/01/15	1,017
1,248	Entergy Louisiana LLC, 1.875%, 12/15/14	1,253
	NextEra Energy Capital Holdings, Inc.,
16,127	1.200%, 06/01/15	16,202
2,390	1.339%, 09/01/15	2,407
6,886	Niagara Mohawk Power Corp., 3.553%, 10/01/14 (e)	6,903
425	Progress Energy, Inc., 5.625%, 01/15/16	453
3,700	Southern Co. (The), 2.375%, 09/15/15	3,770

		32,005

	Independent Power & Renewable Electricity Producers — 0.1%
4,075	Southern Power Co., 4.875%, 07/15/15	4,229

	Multi-Utilities — 0.1%
	Dominion Resources, Inc.,
3,135	2.250%, 09/01/15	3,182
1,568	5.150%, 07/15/15	1,629

		4,811

	Total Utilities	41,045

	Total Corporate Bonds (Cost $2,214,503)	2,215,825

	U.S. Government Agency Security — 0.4%
19,400	Federal Home Loan Mortgage Corp., 0.600%, 07/22/16 (m) (Cost $19,398 )	19,379

	Total Long-Term Investments (Cost $3,449,356)	3,450,674

Short-Term Investments — 23.2%
	Certificates of Deposit — 9.1%
	Barclays Bank plc
18,000	0.500%, 06/30/15	18,012
23,000	VAR, 0.536%, 05/01/15	22,996
10,000	0.550%, 08/14/15	9,998
8,500	BNP Paribas, 0.560%, 12/04/14 (m)	8,507
54,450	Chiba Bank Ltd., 0.310%, 02/26/15	54,447
50,600	China Construction Bank Corp., 0.580%, 10/07/14	50,607

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
55,500	Credit Agricole Corporate and Investment Bank, 0.340%, 03/02/15	55,488
	Credit Industriel et Commercial
20,000	0.500%, 08/14/15	19,998
8,000	0.510%, 02/24/15	8,010
5,250	0.520%, 05/01/15	5,255
	Credit Suisse
2,800	0.500%, 10/29/14	2,801
1,000	0.500%, 10/31/14	1,001
3,300	VAR, 0.555%, 08/24/15	3,298
15,000	0.560%, 08/27/15	14,996
10,850	Deutsche Bank AG, (Germany), VAR, 0.553%, 07/23/15 (m)	10,852
25,250	Lloyds Bank plc, 0.460%, 05/14/15	25,266
22,000	National Bank of Canada, 0.320%, 08/20/15	21,994
	Natixis
11,750	0.540%, 08/21/15	11,752
30,000	0.550%, 01/22/15 (m)	30,034
14,000	VAR, 0.577%, 05/11/15	14,000
20,000	Sumitomo Mitsui Banking Corp., 0.360%, 02/13/15	20,008

	Total Certificates of Deposit (Cost $409,251)	409,320

	Commercial Paper — 7.8%
	Bank of China Ltd.
25,950	0.550%, 10/23/14 (n)	25,933
24,050	0.550%, 10/29/14 (n)	24,034
7,897	Bank of New York Mellon Corp. (The), 0.050%, 09/02/14 (e) (n)	7,897
11,000	Barton Capital LLC, 0.070%, 09/02/14 (e) (n)	11,000
	Daimler Finance North America LLC
20,000	0.602%, 02/26/15 (e) (n)	19,958
5,000	0.602%, 03/04/15 (e) (n)	4,989
	Macquarie Bank Ltd., (Australia)
8,300	0.424%, 03/03/15 (e) (n)	8,299
36,700	0.502%, 06/12/15 (e) (n)	36,588
43,000	Matchpoint Master Trust, 0.080%, 09/02/14 (e) (n)	43,000
14,000	Mondelez International, Inc., 0.470%, 10/14/14 (e) (n)	13,995
65,000	Natixis U.S. Finance Co. LLC, 0.060%, 09/02/14 (n)	65,000
10,353	Nieuw Amsterdam Receivables Corp., 0.060%, 09/02/14 (e) (n)	10,353
	Reckitt Benckiser Treasury Services plc, (United Kingdom)
19,800	0.321%, 04/21/15 (e) (n)	19,775
6,350	0.331%, 03/03/15 (e) (n)	6,344

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	15

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
	Sempra Global
4,000	0.430%, 10/14/14 (e) (n)	3,999
16,000	0.703%, 03/04/15 (e) (n)	15,970
	Vodafone Group plc, (United Kingdom)
27,000	0.492%, 06/08/15 (e) (n)	26,897
2,000	0.552%, 06/29/15 (e) (n)	1,992
2,300	0.573%, 08/03/15 (e) (n)	2,289
2,100	0.603%, 07/29/15 (e) (n)	2,091

	Total Commercial Paper (Cost $350,283)	350,403

	Repurchase Agreements — 6.3%
100,000	Citigroup Global Markets, Inc., 0.900%, dated 08/29/14, due 08/06/15, repurchase price $100,855, collateralized by Corporate Notes and Bonds, 0.365% - 0.702%, due 07/05/35 - 10/05/46, with the value of $107,000. (i)	100,000
36,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 08/29/14, due 10/08/14, repurchase price $36,026, collateralized by Corporate Notes and Bonds, 0.295% - 0.855%, due 02/25/36 - 05/25/46, with the value of $38,880. (i)	36,000
45,000	Deutsche Bank Securities, Inc., 0.650%, dated 08/29/14, due 10/21/14, repurchase price $45,043, collateralized by Corporate Notes and Bonds, 5.000% - 7.7500%, due 02/15/19 - 12/10/37, with the value of $47,250. (i)	45,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Repurchase Agreements — continued
50,000	Merrill Lynch PFS, Inc., 0.700%, dated 08/29/14, due 11/21/14, repurchase price $50,082, collateralized by Corporate Notes and Bonds, 0.000% - 11.000%, due 02/01/18 - 01/25/47 and Municipal Debt Securities, 6.050%, due 08/01/38, with the value of $52,500. (i)	50,000
55,000	Morgan Stanley Co. LLC, 0.800%, dated 08/29/14, due 12/10/14, repurchase price $55,126, collateralized by Corporate Notes and Bonds, 0.000% - 14.500%, due 02/01/16 - 12/25/46, with the value of $57,750 (i)	55,000

	Total Repurchase Agreements (Cost $286,000)	286,000

	U.S. Treasury Obligation — 0.0% (g)
210	U.S. Treasury Bill, 0.033%, 01/08/15 (k) (Cost $210)	210

SHARES
	Investment Company — 0.0% (g)
1,000	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,000)	1,000

	Total Short-Term Investments (Cost $1,046,744)	1,046,933

	Total Investments — 99.7% (Cost $4,496,100)	4,497,607
	Other Assets in Excess of Liabilities — 0.3%	12,369

	NET ASSETS — 100.0%	$4,509,976

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(296)	2 Year U.S. Treasury Note	12/31/14	$(64,838)	$(51)

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	17

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	Current Income Fund		Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$9,755		$4,210,607
Investments in affiliates, at value	1		1,000
Repurchase agreements, at value	350		286,000

Total investment securities, at value	10,106		4,497,607
Cash	—		—	(a)
Receivables:
Investment securities sold	—		32,235
Fund shares sold	—		8,577
Interest from non-affiliates	10		14,160
Dividends from affiliates	—		—	(a)
Due from Adviser	14		—
Other assets	7		—

Total Assets	10,137		4,552,579

LIABILITIES:
Payables:
Distributions	—		893
Investment securities purchased	—		38,840
Fund shares redeemed	—		1,748
Variation margin on futures contracts	—		18
Accrued liabilities:
Investment advisory fees	—		310
Administration fees	—		172
Shareholder servicing fees	—	(a)	371
Custodian and accounting fees	29		92
Trustees’ and Chief Compliance Officer’s fees	—	(a)	9
Audit fees	36		48
Other	4		102

Total Liabilities	69		42,603

Net Assets	$10,068		$4,509,976

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Current Income Fund		Managed Income Fund
NET ASSETS:
Paid-in-Capital	$10,066		$4,504,798
Accumulated undistributed (distributions in excess of) net investment income	—		(35)
Accumulated net realized gains (losses)	—	(a)	3,757
Net unrealized appreciation (depreciation)	2		1,456

Total Net Assets	$10,068		$4,509,976

Net Assets:
Institutional Class	$9,968		$4,504,573
Select Class	100		5,403

Total	$10,068		$4,509,976

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Institutional Class	997		449,395
Select Class	10		539

Net Asset Value (b):
Institutional Class — Offering and redemption price per share	$10.00		$10.02
Select Class — Offering and redemption price per share	10.00		10.02

Cost of investments in non-affiliates	$9,753		$4,209,100
Cost of investments in affiliates	1		1,000
Cost of repurchase agreements	350		286,000

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	19

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	Current Income Fund		Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16		$10,280
Dividend income from affiliates	—		— (a)

Total investment income	16		10,280

EXPENSES:
Investment advisory fees	8		2,847
Administration fees	4		1,575
Shareholder servicing fees:
Institutional Class	5		1,896
Select Class	—	(a)	5
Custodian and accounting fees	19		75
Interest expense to affiliates	—		— (a)
Professional fees	33		63
Trustees’ and Chief Compliance Officer’s fees	—	(a)	21
Printing and mailing costs	2		15
Registration and filing fees	20		22
Transfer agent fees	2		4
Other	7		120

Total expenses	100		6,643

Less amounts waived	(17)		(1,899)
Less expense reimbursements	(74)		—

Net expenses	9		4,744

Net investment income (loss)	7		5,536

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1		1,766
Futures	—		197

Net realized gain (loss)	1		1,963

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	—	(a)	(493)
Futures	—		(51)

Change in net unrealized appreciation/depreciation	—	(a)	(544)

Net realized/unrealized gains (losses)	1		1,419

Change in net assets resulting from operations	$8		$6,955

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Current Income Fund				Managed Income Fund
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7		$16		$5,536	$8,708
Net realized gain (loss)	1		—	(a)	1,963	3,017
Change in net unrealized appreciation/depreciation	—	(a)	1		(544)	346

Change in net assets resulting from operations	8		17		6,955	12,071

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(7)		(16)		(5,548)	(8,682)
From net realized gains	—		(1)		—	(1,931)
Select Class
From net investment income	—	(a)	—	(a)	(4)	(21)
From net realized gains	—		—	(a)	—	(3)

Total distributions to shareholders	(7)		(17)		(5,552)	(10,637)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7		14		1,149,404	1,121,375

NET ASSETS:
Change in net assets	8		14		1,150,807	1,122,809
Beginning of period	10,060		10,046		3,359,169	2,236,360

End of period	$10,068		$10,060		$4,509,976	$3,359,169

Accumulated undistributed (distributions in excess of) net investment income	$—		$—		$(35)	$(19)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Current Income Fund				Managed Income Fund
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$20		$—		$3,326,065	$4,276,097
Distributions reinvested	7		17		524	462
Cost of shares redeemed	(20)		—		(2,179,083)	(3,039,368)

Change in net assets resulting from Institutional Class capital transactions	$7		$17		$1,147,506	$1,237,191

Select Class
Proceeds from shares issued	$—		$350		$4,298	$464
Distributions reinvested	—	(a)	—	(a)	1	— (a)
Cost of shares redeemed	—		(353)		(2,401)	(116,280)

Change in net assets resulting from Select Class capital transactions	$—	(a)	$(3)		$1,898	$(115,816)

Total change in net assets resulting from capital transactions	$7		$14		$1,149,404	$1,121,375

SHARE TRANSACTIONS:
Institutional Class
Issued	2		—		331,943	426,896
Reinvested	1		2		52	46
Redeemed	(2)		—		(217,473)	(303,422)

Change in Institutional Class Shares	1		2		114,522	123,520

Select Class
Issued	—		35		429	47
Reinvested	—	(a)	—	(a)	— (a)	— (a)
Redeemed	—		(35)		(240)	(11,609)

Change in Select Class Shares	—	(a)	—	(a)	189	(11,562)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Current Income Fund
Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	$10.00	$0.01		$—	(f)	$0.01		$(0.01)	$—		$(0.01)
Year Ended February 28, 2014	10.00	0.02		—	(f)	0.02		(0.02)	—	(f)	(0.02)
Year Ended February 28, 2013	10.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 21, 2011 (g) through February 29, 2012	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 28, 2014	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 28, 2013	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
July 21, 2011 (g) through February 29, 2012	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 29, 2012.
(i)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000's)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.00	0.07%	$9,968	0.18%		0.14%		1.98%		46%
10.00	0.17	9,960	0.16		0.16		1.95		33
10.00	0.28	9,943	0.18		0.26		2.04		42
10.00	0.14	9,918	0.16	(h)	0.23	(h)	2.43	(h)	—

10.00	0.00	100	0.32		0.00	(i)	2.13		46
10.00	0.02	100	0.31		0.02		2.04		33
10.00	0.13	103	0.33		0.11		2.19		42
10.00	0.05	100	0.37	(h)	0.03	(h)	2.57	(h)	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	25

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Managed Income Fund
Institutional Class
Six Months Ended August 31, 2014 (Unaudited)	$10.02	$0.01		$—	$0.01		$(0.01)	$—	$(0.01)
Year Ended February 28, 2014	10.02	0.04		0.01	0.05		(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.00	0.04		0.03	0.07		(0.04)	(0.01)	(0.05)
Year Ended February 29, 2012	9.99	0.04		0.01	0.05		(0.04)	— (f)	(0.04)
September 30, 2010 (g) through February 28, 2011	10.00	0.02	(h)	(0.01)	0.01		(0.02)	—	(0.02)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.02	0.01		—	0.01		(0.01)	—	(0.01)
Year Ended February 28, 2014	10.02	0.03		0.01	0.04		(0.03)	(0.01)	(0.04)
Year Ended February 28, 2013	10.00	0.03		0.03	0.06		(0.03)	(0.01)	(0.04)
Year Ended February 29, 2012	9.99	0.03		0.01	0.04		(0.03)	— (f)	(0.03)
September 30, 2010 (g) through February 28, 2011	10.00	0.01	(h)	(0.01)	—	(f)	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.02	0.15%		$4,504,573	0.25%	0.29%	0.35%	59%
10.02	0.43		3,355,666	0.25	0.36	0.35	143
10.02	0.70		2,117,044	0.25	0.42	0.35	124
10.00	0.54		760,354	0.24	0.42	0.36	174
9.99	0.08		158,055	0.25	0.40	1.80	29

10.02	0.10		5,403	0.35	0.19	0.50	59
10.02	0.33		3,503	0.35	0.27	0.50	143
10.02	0.60		119,316	0.35	0.33	0.50	124
10.00	0.44		127,871	0.34	0.32	0.55	174
9.99	0.00	(i)	55,939	0.40	0.21	1.90	29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are two separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Income Fund	Institutional Class and Select Class	Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

Each Fund’s investment objective is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment, as well as for related or comparable assets or liabilities, to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

Current Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Certificates of Deposit	$—	$4,202	$—		$4,202
Commercial Paper	—	3,795	—		3,795
Corporate Bonds
Financials	—	1,507	—		1,507
Health Care	—	251	—		251

Total Corporate Bonds	—	1,758	—		1,758

Repurchase Agreements	—	100	250		350
Short-Term Investment
Investment Company	1	—	—		1

Total Investments in Securities	$1	$9,855	$250	*	$10,106

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2014, the value of these securities was approximately $250,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Managed Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,110,899	$—	$1,110,899
Certificates of Deposit	—	104,571	—	104,571
Corporate Bonds
Consumer Discretionary	—	117,212	—	117,212
Consumer Staples	—	110,700	—	110,700
Energy	—	149,575	—	149,575
Financials	—	1,480,497	—	1,480,497
Health Care	—	80,048	—	80,048
Industrials	—	54,876	—	54,876
Materials	—	33,557	—	33,557
Telecommunication Services	—	148,315	—	148,315
Utilities	—	41,045	—	41,045

Total Corporate Bonds	—	2,215,825	—	2,215,825

U.S. Government Agency Securities	—	19,379	—	19,379

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investments
Certificates of Deposit	$—	$409,320	$—		$409,320
Commercial Paper	—	350,403	—		350,403
Investment Company	1,000	—	—		1,000
Repurchase Agreements	—	—	286,000		286,000
U.S. Treasury Obligations	—	210	—		210

Total Investments in Securities	$1,000	$4,210,607	$286,000	*	$4,497,607

Depreciation in Other Financial Instruments
Futures Contracts	$(51)	$—	$—		$(51)

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2014, the value of these securities was approximately $286,000,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers among any levels during the six months ended August 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Current Income Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2014
Repurchase Agreement	$—	$—	$—	$—	$250	$—	$—	$—	$250

Managed Income Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2014
Repurchase Agreement	$—	$—	$—	$—	$231,000	$—	$55,000	$—	$286,000

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $0.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value	Percentage
Current Income Fund	$250	2.5%
Managed Income Fund	286,000	6.4

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

C. Futures Contracts — Managed Income Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2014 (amounts in thousands):

Average Notional Balance Short	$16,766	(a)
Ending Notional Balance Short	64,838

(a)	Average for the period May 1, 2014 through May 31, 2014 and August 1, 2014 through August 31, 2014.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. The Funds’ repurchase agreements are not subject to master netting arrangements.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Distributor receives no compensation in its capacity as each Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.10%	0.25%
Managed Income Fund	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by each Fund for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.25%	0.40%
Managed Income Fund	0.25	0.40

The expense limitation agreements were in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015. In addition, the Funds’ service providers voluntarily waived fees for the six months ended August 31, 2014. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Current Income Fund	$8	$4	$5	$17	$71
Managed Income Fund	480	261	1,155	1,896	—

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

	Voluntary Waivers
	Investment Advisory		Administration		Shareholder Servicing		Total		Voluntary Reimbursements
Current Income Fund	$—		$—		$—	(a)	$—	(a)	$3
Managed Income Fund	—	(a)	—	(a)	—	(a)	—	(a)	—

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended August 31, 2014 was approximately $0 and $3,000 for Current Income Fund and Managed Income Fund, respectively.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, Managed Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Current Income Fund	$599	$950	$—	$—
Managed Income Fund	2,276,047	1,335,211	129,242	129,444

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Current Income Fund	$10,104	$2	$—	(a)	$2
Managed Income Fund	4,496,100	2,205	698		1,507

(a)	Amount rounds to less than $1,000.

At February 28, 2014, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Managed Income Fund, which collectively represent a significant portion of the Managed Income Fund’s assets.

Additionally, the Adviser owns a significant portion of the outstanding shares of the Current Income Fund.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Current Income Fund
Institutional Class
Actual	$1,000.00	$1,000.70	$0.91	0.18%
Hypothetical	1,000.00	1,024.30	0.92	0.18
Select Class
Actual	1,000.00	1,000.00	1.61	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32

Managed Income Fund
Institutional Class
Actual	1,000.00	1,001.50	1.26	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Select Class
Actual	1,000.00	1,001.00	1.77	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	35

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreement for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one- and three-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted the performance of the Current Income Fund was in the fourth quintile for Institutional Class shares for

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	37

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

the one-year period ended December 31, 2013. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

The Trustees noted the Managed Income Fund’s performance was in the third and fourth quintiles for Institutional Class shares for the one- and three-year periods ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Funds to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Funds and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for a representative share class are summarized below:

The Trustees noted that the Current Income Fund’s net advisory fee and actual total expenses for Institutional Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Managed Income Fund’s net advisory fee and actual total expenses for Institutional Class shares were in the third and first quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2014

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including the each of the Funds. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

AUGUST 31, 2014	J.P. MORGAN INCOME FUNDS	39

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-INC3-814

Semi-Annual Report

JPMorgan SmartAllocation Funds

August 31, 2014 (Unaudited)

JPMorgan SmartAllocation Income Fund

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE This material must be preceded or accompanied by a current prospectus.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 18, 2014 (Unaudited)

Dear Shareholder:

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	1

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.62%
Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2014	$4,927,112

INVESTMENT OBJECTIVE**

The JPMorgan SmartAllocation Income Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the six months ended August 31, 2014. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury Securities compared with yields on foreign government bonds and bonds in other developed markets.

High yield bonds (also known as “junk bonds”) and floating rate securities generated solid returns. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Relative to the Barclays U.S. Aggregate Index (the “Benchmark”), the Fund had exposure to a broader range of fixed income asset classes during the reporting period. The Fund invested in emerging market, investment grade, high yield, asset-backed and mortgage-backed debt securities. The Fund’s underperformance versus the Benchmark was largely driven by security selection. In contrast, the Fund’s allocations to high yield bonds and emerging markets debt were contributors over the period.

HOW WAS THE FUND POSITIONED?

The Fund invested in underlying J.P. Morgan Funds, individual fixed income securities and an exchange traded fund to implement the portfolio managers’ asset allocation decisions. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the portfolio.

PORTFOLIO COMPOSITION***
Investment Companies	62.5%
Corporate Bonds	16.7
U.S. Treasury Obligations	13.3
Exchange Traded Fund	4.0
Others (each less than 1.0%)	1.4
Short-Term Investment	2.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

2	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	June 29, 2012
Without Sales Charge		2.55%	6.41%	3.02%
With Sales Charge**		(1.29)	2.41	1.24
CLASS C SHARES	June 29, 2012
Without CDSC		2.25	5.83	2.51
With CDSC***		1.25	4.83	2.51
CLASS R2 SHARES	June 29, 2012	2.40	6.11	2.76
CLASS R5 SHARES	June 29, 2012	2.75	6.86	3.50
CLASS R6 SHARES	June 29, 2012	2.77	6.91	3.54
SELECT CLASS SHARES	June 29, 2012	2.62	6.62	3.28

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/29/12 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 29, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan SmartAllocation Income Fund, Barclays U.S. Aggregate Index and the Lipper Global Income Funds Index from June 29, 2012 to August 31, 2014. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays

U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on June 29, 2012 until May 14, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	3

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.9%
35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	35,036
10,440	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16	10,453

	Total Asset-Backed Securities (Cost $45,419)	45,489

Corporate Bonds — 16.6%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 5.500%, 01/15/16	5,320

	Automobiles — 0.3%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,701
5,000	Ford Motor Co., 6.500%, 08/01/18	5,822

		13,523

	Media — 0.8%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,976
4,000	8.875%, 04/26/23	5,418
5,000	CBS Corp., 3.375%, 03/01/22	5,066
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,603
5,000	NBCUniversal Media LLC, 4.375%, 04/01/21	5,525
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,542
5,000	Viacom, Inc., 3.875%, 04/01/24	5,110

		38,240

	Multiline Retail — 0.1%
5,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,535

	Specialty Retail — 0.1%
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,404

	Total Consumer Discretionary	68,022

	Consumer Staples — 0.9%
	Beverages — 0.3%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,170
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,026
5,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	5,663

		15,859

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,699
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,344

		12,043

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.2%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,260
5,000	ConAgra Foods, Inc., 3.250%, 09/15/22	4,967

		11,227

	Household Products — 0.1%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,123

	Total Consumer Staples	45,252

	Energy — 1.7%
	Energy Equipment & Services — 0.5%
5,000	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	5,021
5,000	Halliburton Co., 3.250%, 11/15/21	5,238
5,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	5,267
5,000	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	5,655
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	5,341

		26,522

	Oil, Gas & Consumable Fuels — 1.2%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,376
2,000	Apache Corp., 6.900%, 09/15/18	2,376
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,604
5,000	ConocoPhillips, 5.750%, 02/01/19	5,787
5,000	Devon Energy Corp., 2.250%, 12/15/18	5,045
1,000	Enterprise Products Operating LLC, 3.900%, 02/15/24	1,043
5,000	EOG Resources, Inc., 5.875%, 09/15/17	5,649
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,435
5,000	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	5,271
5,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	6,496
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	6,058

		56,140

	Total Energy	82,662

	Financials — 6.7%
	Banks — 2.1%
	Bank of America Corp.,
5,000	3.300%, 01/11/23	4,959
15,000	7.625%, 06/01/19	18,361
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,011

SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	2,051
	Citigroup, Inc.,
5,000	6.125%, 11/21/17	5,672
4,000	6.875%, 03/05/38	5,422
10,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	11,115
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,638
4,000	KeyCorp, 5.100%, 03/24/21	4,544
5,000	PNC Funding Corp., 3.300%, 03/08/22	5,136
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,987
5,000	SunTrust Banks, Inc., 6.000%, 09/11/17	5,626
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,064
5,000	Wachovia Corp., 5.750%, 06/15/17	5,603
	Wells Fargo & Co.,
5,000	Series M, 3.450%, 02/13/23	5,034
3,000	4.100%, 06/03/26	3,069
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,646

		101,938

	Capital Markets — 1.7%
5,000	BlackRock, Inc., Series 2, 5.000%, 12/10/19	5,716
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,223
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,716
5,000	Deutsche Bank AG, (Germany), 6.000%, 09/01/17	5,642
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,269
10,000	6.125%, 02/15/33	12,311
5,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	5,014
5,000	Jefferies Group LLC, 8.500%, 07/15/19	6,241
5,000	Legg Mason, Inc., 3.950%, 07/15/24	5,125
	Morgan Stanley,
5,000	Series F, 3.875%, 04/29/24	5,131
5,000	4.750%, 03/22/17	5,408
5,000	5.500%, 07/28/21	5,745
2,000	State Street Corp., 3.100%, 05/15/23	1,975
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,815

		83,331

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 0.7%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,152
5,000	Capital One Financial Corp., 6.150%, 09/01/16	5,489
5,000	Caterpillar Financial Services Corp., 7.150%, 02/15/19	6,090
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,998
5,000	PACCAR Financial Corp., 1.600%, 03/15/17	5,066
5,000	Toyota Motor Credit Corp., 2.050%, 01/12/17	5,126

		31,921

	Diversified Financial Services — 0.9%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,225
2,000	CME Group, Inc., 5.300%, 09/15/43	2,346
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,619
10,000	Series A, 6.750%, 03/15/32	13,459
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,669
5,000	NYSE Euronext, 2.000%, 10/05/17	5,078
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,764

		45,160

	Insurance — 1.0%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	5,824
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,125
5,000	5.600%, 10/18/16	5,465
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	3,006
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,788
5,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	5,203
5,000	Manulife Financial Corp., (Canada), 4.900%, 09/17/20	5,529
5,000	MetLife, Inc., 5.700%, 06/15/35	6,089
5,000	Prudential Financial, Inc., 4.500%, 11/16/21	5,494
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,838

		51,361

	Real Estate Investment Trusts (REITs) — 0.3%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,594
2,000	HCP, Inc., 3.875%, 08/15/24	2,018
2,000	Prologis LP, 6.875%, 03/15/20	2,385
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,436

		15,433

	Total Financials	329,144

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	5

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 1.0%
	Biotechnology — 0.2%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,739
5,000	Celgene Corp., 3.625%, 05/15/24	5,096

		10,835

	Health Care Providers & Services — 0.4%
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	4,958
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,191
5,000	Quest Diagnostics, Inc., 3.200%, 04/01/16	5,171
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,217

		20,537

	Pharmaceuticals — 0.4%
2,000	Actavis, Inc., 6.125%, 08/15/19	2,339
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	5,672
5,000	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,135
5,000	Zoetis, Inc., 1.875%, 02/01/18	5,002

		18,148

	Total Health Care	49,520

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,580

	Commercial Services & Supplies — 0.1%
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,577

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	5,003

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	5,885

	Road & Rail — 0.6%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	6,392
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	6,102
5,000	CSX Corp., 5.600%, 05/01/17	5,542
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,880
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,015

		27,931

	Total Industrials	50,976

	Information Technology — 0.9%
	Electronic Equipment, Instruments & Components — 0.1%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	6,229

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 2.600%, 07/15/22	4,859

	IT Services — 0.3%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,729
5,000	Xerox Corp., 2.750%, 03/15/19	5,084

		11,813

	Semiconductors & Semiconductor Equipment — 0.1%
5,000	Intel Corp., 3.300%, 10/01/21	5,223

	Software — 0.2%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,547
5,000	Oracle Corp., 5.750%, 04/15/18	5,721

		11,268

	Technology Hardware, Storage & Peripherals — 0.1%
5,000	EMC Corp., 2.650%, 06/01/20	5,055

	Total Information Technology	44,447

	Materials — 0.8%
	Chemicals — 0.1%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,270
5,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	5,176

		7,446

	Metals & Mining — 0.7%
4,000	BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	4,790
5,000	Freeport-McMoRan, Inc., 2.150%, 03/01/17	5,094
5,000	Nucor Corp., 5.750%, 12/01/17	5,655
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,205
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,770
5,000	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	4,917

		32,431

	Total Materials	39,877

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,806
5,000	5.500%, 02/01/18	5,640
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.607%, 06/15/30	7,476
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,678

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
5,000	5.150%, 09/15/23	5,661
10,000	6.550%, 09/15/43	12,880

		44,141

	Wireless Telecommunication Services — 0.2%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,608
5,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	5,242

		10,850

	Total Telecommunication Services	54,991

	Utilities — 1.1%
	Electric Utilities — 0.7%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,098
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,906
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,984
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,993
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,658
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	6,542
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	6,989
3,000	Virginia Electric and Power Co., 4.450%, 02/15/44	3,220

		36,390

	Gas Utilities — 0.3%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,347
5,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	6,361

		12,708

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,140

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,615

	Total Utilities	53,853

	Total Corporate Bonds (Cost $806,736)	818,744

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 4.0%
	Fixed Income — 4.0%
1,801	iShares Core U.S. Aggregate Bond ETF (Cost $194,404)	198,074

PRINCIPAL AMOUNT($)
Foreign Government Security — 0.1%
3,000	United Mexican States, (Mexico), 5.550%, 01/21/45 (Cost $2,984)	3,510

SHARES
Investment Companies — 62.4% (b)
	Fixed Income — 62.4%
39,152	JPMorgan Corporate Bond Fund, Class R6 Shares	396,608
34,158	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	295,468
9,934	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	96,562
97,529	JPMorgan High Yield Fund, Class R6 Shares	789,982
131,691	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,497,323

	Total Investment Companies (Cost $3,064,281)	3,075,943

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.4%
15,000	Federal National Mortgage Association, Zero Coupon, 10/09/19 (m)	13,277
5,000	Tennessee Valley Authority, 5.880%, 04/01/36 (m)	6,674

	Total U.S. Government Agency Securities (Cost $19,372)	19,951

U.S. Treasury Obligations — 13.3%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39 (m)	82,428
40,000	6.000%, 02/15/26 (m)	54,244
	U.S. Treasury Notes,
55,000	0.875%, 07/31/19	53,024
25,000	1.375%, 06/30/18	25,037
120,000	1.750%, 10/31/18	121,500
155,000	1.875%, 08/31/17 (m)	159,117
70,000	2.000%, 02/15/22	69,557
85,000	3.125%, 10/31/16 (m)	89,602

	Total U.S. Treasury Obligations (Cost $667,814)	654,509

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	7

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
103,410	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $103,410)	103,410

	Total Investments — 99.8% (Cost $4,904,420)	4,919,630
	Other Assets in Excess of Liabilities — 0.2%	7,482

	NET ASSETS — 100.0%	$4,927,112

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ETF	— Exchange Traded Fund

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	9

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

SmartAllocation Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,740,277
Investments in affiliates, at value	3,179,353

Total investment securities, at value	4,919,630
Cash	1,513
Receivables:
Interest from non-affiliates	12,831
Dividends from affiliates	8,984
Due from Adviser	14,101
Other assets	33,818

Total Assets	4,990,877

LIABILITIES:
Payables:
Investment securities purchased	13,970
Accrued liabilities:
Shareholder servicing fees	1,004
Distribution fees	171
Custodian and accounting fees	18,422
Trustees’ and Chief Compliance Officer’s fees	9
Audit fees	22,526
Printing & Postage fees	3,501
Other	4,162

Total Liabilities	63,765

Net Assets	$4,927,112

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

SmartAllocation Income Fund
NET ASSETS:
Paid-in-capital	$4,882,990
Accumulated undistributed (distributions in excess of) net investment income	22,193
Accumulated net realized gains (losses)	6,719
Net unrealized appreciation (depreciation)	15,210

Total Net Assets	$4,927,112

Net Assets:
Class A	$634,861
Class C	52,777
Class R2	53,064
Class R5	55,205
Class R6	53,929
Select Class	4,077,276

Total	$4,927,112

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	42,009
Class C	3,501
Class R2	3,516
Class R5	3,644
Class R6	3,559
Select Class	269,444

Net Asset Value (a):
Class A — Redemption price per share	$15.11
Class C — Offering price per share (b)	15.07
Class R2 — Offering and redemption price per share	15.09
Class R5 — Offering and redemption price per share	15.15
Class R6 — Offering and redemption price per share	15.15
Select Class — Offering and redemption price per share	15.13
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.70

Cost of investments in non-affiliates	$1,736,729
Cost of investments in affiliates	3,167,691

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

SmartAllocation Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16,697
Dividend income from non-affiliates	1,988
Dividend income from affiliates	54,766

Total investment income	73,451

EXPENSES:
Investment advisory fees	6,665
Administration fees	1,844
Distribution fees:
Class A	193
Class C	197
Class R2	132
Shareholder servicing fees:
Class A	193
Class C	66
Class R2	66
Class R5	13
Select Class	5,095
Custodian and accounting fees	13,742
Professional fees	18,378
Trustees’ and Chief Compliance Officer’s fees	25
Printing and mailing costs	4,144
Registration and filing fees	35,737
Transfer agent fees	5,487
Other	2,403

Total expenses	94,380

Less amounts waived	(8,519)
Less expense reimbursements	(75,661)

Net expenses	10,200

Net investment income (loss)	63,251

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(522)
Investments in affiliates	(3,492)

Net realized gain (loss)	(4,014)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	31,426
Investments in affiliates	27,843

Change in net unrealized appreciation/depreciation	59,269

Net realized/unrealized gains (losses)	55,255

Change in net assets resulting from operations	$118,506

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$63,251	$114,910
Net realized gain (loss)	(4,014)	(9,966)
Distributions of capital gains received from investment company affiliates	—	22,543
Change in net unrealized appreciation/depreciation	59,269	(86,604)

Change in net assets resulting from operations	118,506	40,883

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(936)	(1,381)
From net realized gains	—	(147)
Class C
From net investment income	(568)	(1,164)
From net realized gains	—	(146)
Class R2
From net investment income	(612)	(1,272)
From net realized gains	—	(146)
Class R5
From net investment income	(749)	(1,580)
From net realized gains	—	(148)
Class R6
From net investment income	(744)	(1,600)
From net realized gains	—	(148)
Select Class
From net investment income	(53,986)	(111,919)
From net realized gains	—	(11,058)

Total distributions to shareholders	(57,595)	(130,709)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	665,233	152,957

NET ASSETS:
Change in net assets	726,144	63,131
Beginning of period	4,200,968	4,137,837

End of period	$4,927,112	$4,200,968

Accumulated undistributed (distributions in excess of) net investment income	$22,193	$16,537

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	13

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	SmartAllocation Income Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$558,033	$18,998
Distributions reinvested	936	1,528
Cost of shares redeemed	(1,000)	—

Change in net assets resulting from Class A capital transactions	$557,969	$20,526

Class C
Proceeds from shares issued	$—	$—
Distributions reinvested	568	1,310

Change in net assets resulting from Class C capital transactions	$568	$1,310

Class R2
Proceeds from shares issued	$—	$—
Distributions reinvested	612	1,418

Change in net assets resulting from Class R2 capital transactions	$612	$1,418

Class R5
Proceeds from shares issued	$1,315	$—
Distributions reinvested	749	1,728

Change in net assets resulting from Class R5 capital transactions	$2,064	$1,728

Class R6
Proceeds from shares issued	$—	$—
Distributions reinvested	744	1,748

Change in net assets resulting from Class R6 capital transactions	$744	$1,748

Select Class
Proceeds from shares issued	$157,290	$3,250
Distributions reinvested	53,986	122,977
Cost of shares redeemed	(108,000)	—

Change in net assets resulting from Select Class capital transactions	$103,276	$126,227

Total change in net assets resulting from capital transactions	$665,233	$152,957

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

	SmartAllocation Income Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	37,242	1,284
Reinvested	62	104
Redeemed	(66)	—

Change in Class A Shares	37,238	1,388

Class C
Reinvested	38	89

Change in Class C Shares	38	89

Class R2
Reinvested	41	96

Change in Class R2 Shares	41	96

Class R5
Issued	87	—
Reinvested	50	117

Change in Class R5 Shares	137	117

Class R6
Reinvested	49	119

Change in Class R6 Shares	49	119

Select Class
Issued	10,458	213
Reinvested	3,596	8,348
Redeemed	(7,187)	—

Change in Select Class Shares	6,867	8,561

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	15

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartAllocation Income Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$14.92	$0.20	(h)	$0.18	$0.38	$(0.19)	$—	$(0.19)
Year Ended February 28, 2014	15.27	0.38		(0.29)	0.09	(0.40)	(0.04)	(0.44)
June 29, 2012 (j) through February 28, 2013	15.00	0.26		0.24	0.50	(0.21)	(0.02)	(0.23)

Class C
Six Months Ended August 31, 2014 (Unaudited)	14.90	0.16	(h)	0.17	0.33	(0.16)	—	(0.16)
Year Ended February 28, 2014	15.25	0.31		(0.28)	0.03	(0.34)	(0.04)	(0.38)
June 29, 2012 (j) through February 28, 2013	15.00	0.20		0.24	0.44	(0.17)	(0.02)	(0.19)

Class R2
Six Months Ended August 31, 2014 (Unaudited)	14.91	0.18	(h)	0.18	0.36	(0.18)	—	(0.18)
Year Ended February 28, 2014	15.26	0.34		(0.28)	0.06	(0.37)	(0.04)	(0.41)
June 29, 2012 (j) through February 28, 2013	15.00	0.23		0.24	0.47	(0.19)	(0.02)	(0.21)

Class R5
Six Months Ended August 31, 2014 (Unaudited)	14.94	0.23	(h)	0.19	0.42	(0.21)	—	(0.21)
Year Ended February 28, 2014	15.28	0.45		(0.29)	0.16	(0.46)	(0.04)	(0.50)
June 29, 2012 (j) through February 28, 2013	15.00	0.30		0.24	0.54	(0.24)	(0.02)	(0.26)

Class R6
Six Months Ended August 31, 2014 (Unaudited)	14.95	0.24	(h)	0.17	0.41	(0.21)	—	(0.21)
Year Ended February 28, 2014	15.28	0.46		(0.28)	0.18	(0.47)	(0.04)	(0.51)
June 29, 2012 (j) through February 28, 2013	15.00	0.31		0.23	0.54	(0.24)	(0.02)	(0.26)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	14.93	0.22	(h)	0.18	0.40	(0.20)	—	(0.20)
Year Ended February 28, 2014	15.27	0.42		(0.28)	0.14	(0.44)	(0.04)	(0.48)
June 29, 2012 (j) through February 28, 2013	15.00	0.28		0.24	0.52	(0.23)	(0.02)	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2014 and for the period ended February 28, 2013.
(j)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$15.11	2.55%	$634,861	0.70%		2.58%		4.51%		10%
14.92	0.71	71,196	0.68	(i)	2.58	(i)	5.67	(i)	29
15.27	3.31	51,642	0.69	(i)	2.54	(i)	5.77	(i)	12

15.07	2.25	52,777	1.19		2.11		4.98		10
14.90	0.28	51,597	1.18	(i)	2.06	(i)	6.30	(i)	29
15.25	2.92	51,472	1.19	(i)	2.03	(i)	6.26	(i)	12

15.09	2.40	53,064	0.94		2.36		4.73		10
14.91	0.49	51,811	0.93	(i)	2.31	(i)	6.05	(i)	29
15.26	3.11	51,557	0.94	(i)	2.28	(i)	6.01	(i)	12

15.15	2.82	55,205	0.24		3.07		4.02		10
14.94	1.16	52,417	0.23	(i)	3.01	(i)	5.35	(i)	29
15.28	3.61	51,796	0.24	(i)	2.98	(i)	5.31	(i)	12

15.15	2.77	53,929	0.19		3.11		3.98		10
14.95	1.26	52,458	0.18	(i)	3.06	(i)	5.30	(i)	29
15.28	3.63	51,811	0.20	(i)	3.02	(i)	5.26	(i)	12

15.13	2.69	4,077,276	0.44		2.87		4.23		10
14.93	0.98	3,921,489	0.43	(i)	2.81	(i)	5.55	(i)	29
15.27	3.44	3,879,559	0.44	(i)	2.78	(i)	5.51	(i)	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
SmartAllocation Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

Prior to May 14, 2013, the Fund was not publicly offered for investment.

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date. Equity securities, including investments in Exchange Traded Funds (“ETFs”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

18	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,377,427	$1,542,203	$—	$4,919,630

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Investment Companies and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of August 31, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

C. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by the Adviser or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the affiliated Underlying Funds:

		For the six months ended August 31, 2014
Affiliate	Value at February 28, 2014	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at August 31, 2014	Value at August 31, 2014
JPMorgan Corporate Bond Fund, Class R6 Shares	$342,944	$43,358	$—	$—	$5,858	39,152	$396,608
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	161,941	129,987	5,000	5	3,738	34,158	295,468
JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	1,735	94,400	—	—	—	9,934	96,562
JPMorgan High Yield Fund, Class R6 Shares	853,518	123,772	188,050	(3,497)	22,222	97,529	789,982
JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,217,040	275,945	—	—	22,945	131,691	1,497,323
JPMorgan Prime Money Market Fund, Institutional Class Shares	65,132	790,298	752,020	—	3	103,410	103,410

Total	$2,642,310			$(3,492)	$54,766		$3,179,353

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds are waived by the Fund as described in Note 3.F.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2014, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2014, the Distributor retained the following:

Front-End Sales Charge	CDSC
$9	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

20	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense, paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, Underlying Funds and ETFs (excluding dividend expense related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan incurred by the Fund and any Underlying Fund and acquired fund fees incurred by an Underlying Fund) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.98%	1.48%	1.23%	0.53%	0.48%	0.73%

The expense limitation agreement was in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015.

For the six months ended August 31, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$6,665	$1,844	$10	$8,519	$75,661

The Underlying Funds may impose separate advisory and shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and above 0.05% for Class R5 Shares, the Fund’s Distributor may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of the shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended August 31, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$972,241	$416,438	$52,588	$10,281

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,904,420	$54,089	$38,879	$15,210

At February 28, 2014, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of August 31, 2014, the Adviser owns a significant portion of the Fund’s outstanding shares.

The Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging markets securities, and convertible securities. These securities are subject to risks specific to their structure, sector or market.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their net asset value (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

22	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	23

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
SmartAllocation Income Fund
Class A
Actual	$1,000.00	$1,025.50	$3.57	0.70%
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	1,022.50	6.07	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class R2
Actual	1,000.00	1,024.00	4.80	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94
Class R5
Actual	1,000.00	1,028.20	1.23	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Class R6
Actual	1,000.00	1,027.70	0.97	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19
Select Class
Actual	1,000.00	1,026.90	2.25	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Fund and the other J.P. Morgan Funds in which the Fund invests (“Underlying Funds”). Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund and Underlying Funds received from the Adviser. This information includes the Fund’s and Underlying Funds’ performance as compared to the performance of the Fund’s and Underlying Funds’ peers and benchmarks and analyses by the Adviser of the Fund’s and Underlying Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s and Underlying Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Fund and/or Underlying Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund and Underlying Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Fund and Underlying Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund and Underlying Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund and Underlying Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund and Underlying Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds including the benefits received by the Adviser and its affiliates in connection with the Fund’s investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Fund and/or Underlying Funds for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Fund and/or Underlying Funds.

Economies of Scale

The Trustees considered the extent to which the Fund benefits from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Fund benefits from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of the Fund at competitive levels, and that shareholders of the Fund effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one-year period. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials

26	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Fund’s performance was in the second quintile for both Class A and Select Class shares for the one-year period ended December 31, 2013. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses for Select Class shares were in the first and third quintiles of the Universe Group, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014	JPMORGAN SMARTALLOCATION FUNDS	27

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including the Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

28	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-SAINC-814

Semi-Annual Report

J.P. Morgan Tax Aware Funds

August 31, 2014 (Unaudited)

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 18, 2014 (Unaudited)

Dear Shareholder:

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of emerging inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering.

Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the six months ended August 31, 2014. The U.S. economy rebounded from a drop in gross domestic product in the winter months and returned to steady, positive growth for the remainder of the reporting period. While signs of price inflation emerged, economic data were within the U.S. Federal Reserve’s stated targets and allowed the central bank to hold its policy guidance constant over the course of the six month period. In this environment, long term interest rates declined. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds in non-U.S. developed markets.

Tax-free municipal bonds rose along with U.S. Treasury securities. New issuance continued to trend lower and did not keep pace with demand as state and local governments undertook fewer new projects and sought to fund pension obligations and other fixed-cost budget items. Amid low interest rates and improving credit quality, investors sought higher yields offered by municipal bonds at longer maturities and lower quality.

2	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	3.37%
Barclays Municipal Bond Index	4.19%

Net Assets as of 8/31/2014 (In Thousands)	$105,938
Duration as of 8/31/2014.	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund underperformed the Barclays Municipal Bond Index (the “Benchmark”). The Fund’s shorter duration compared with the Benchmark detracted from performance relative to the Benchmark as interest rates declined during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

During the reporting period, municipal debt securities outperformed the taxable leveraged loans, and the Fund’s allocation to leveraged loans detracted from performance relative to the Benchmark. Leveraged loans are adjustable-rate bank loans made to companies rated below investment-grade by the major credit-rating firms.

In the municipal bond sector, the Fund’s underweight position in the municipal hospitals and housing sectors detracted from performance relative to the Benchmark. The Fund’s underweight to the local general obligation sector made a positive contribution to performance relative to the Benchmark. The Fund’s cash position was also a detractor.

In taxable leveraged loans, the Fund’s loan selection and over weight position in the utilities and media/telecom sectors detracted from relative performance. The Fund’s loan selection in consumer durables and housing sectors made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were invested among various sectors, including both high-grade debt securities and high-yield securities (also known as “junk bonds”). Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable leveraged loans.

PORTFOLIO COMPOSITION***
Municipal Bonds	79.7%
Loan Assignments	16.1
Short-Term Investment	4.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014
		6 MONTH*			1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distribu tions	After Taxes on Distribu tions and Sale of Fund Shares	Before Taxes	After Taxes on Distribu tions	After Taxes on Distribu tions and Sale of Fund Shares	Before Taxes	After Taxes on Distribu tions	After Taxes on Distribu tions and Sale of Fund Shares	Before Taxes	After Taxes on Distribu tions	After Taxes on Distribu tions and Sale of Fund Shares
CLASS A SHARES	September 17, 2007
Without Sales Charge		3.32%	3.22%	2.33%	8.43%	8.14%	5.65%	5.65%	5.29%	4.81%	5.10%	4.73%	4.42%
With Sales Charge**		(0.55)	(0.65)	0.12	4.32	4.04	3.30	4.86	4.50	4.17	4.53	4.16	3.95
CLASS C SHARES	September 17, 2007
Without CDSC		3.06	2.98	2.09	7.87	7.64	5.16	5.11	4.80	4.32	4.57	4.25	3.94
With CDSC***		2.06	1.98	1.52	6.87	6.64	4.59	5.11	4.80	4.32	4.57	4.25	3.94
SELECT CLASS SHARES	September 17, 2007	3.37	3.26	2.37	8.53	8.23	5.74	5.76	5.38	4.90	5.20	4.82	4.50

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from September 17, 2007 to August 31, 2014. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Municipal Bond Index and the Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper

General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	0.23%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	2.92%

Net Assets as of 8/31/2014 (In Thousands)	$479,413
Duration as of 8/31/2014	0.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempted to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. For the six months ended August 31, 2014, the Fund underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

The U.S. economy rebounded from a drop in gross domestic product in the winter months and returned to steady, positive growth for the six months ended August 31, 2014. While signs of price inflation emerged, economic data were within the U.S. Federal Reserve’s stated targets and allowed the central bank to hold its policy guidance constant over the course of the six month period. In this environment, long term interest rates declined. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds and in non-U.S. developed markets. During the reporting period, the Fund invested the majority of its assets in municipal bonds and a portion of its assets in derivatives, including credit default swaps.

The Fund used short positions as a hedge in the corporate credit sector and also as a duration hedge, both of which detracted from absolute performance as interest rates fell and municipal bonds outperformed U.S. Treasury securities for the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s underweight position in the intermediate portion of the yield curve also detracted from absolute and relative performance as yields fell at the long end of the curve and rose at the short end of the curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s cash holdings, used as reserve for potential investment opportunities, also detracted from performance relative to the Index.

The Fund’s tactical trading in municipal bonds helped absolute performance. Relative to the index, the Fund’s overweight position in the housing sector and its longer duration in the water & sewer sector also contributed to performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period in an attempt to minimize the impact of movement in interest rates on the Fund’s holdings.

PORTFOLIO COMPOSITION***
Municipal Bonds	44.9%
Weekly Demand Notes	34.2
Daily Demand Notes	10.1
Mortgage Pass-Through Securities	3.7
Quarterly Demand Notes	2.1
Corporate Bonds	1.3
Asset-Backed Securities	1.0
Others (each less than 1.0%)	2.2
Short-Term Investments	0.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014
		6 MONTHS*			1 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	March 1, 2011
Without Sales Charge		0.21%	0.20%	0.16%	1.30%	1.03%	0.82%	1.78%	1.58%	1.40%
With Sales Charge**		(3.54)	(3.55)	(1.97)	(2.51)	(2.77)	(1.34)	0.67	0.48	0.55
CLASS C SHARES	March 1, 2011
Without CDSC		(0.10)	(0.10)	(0.06)	0.59	0.35	0.34	1.11	0.93	0.80
With CDSC***		(1.10)	(1.10)	(0.62)	(0.41)	(0.65)	(0.22)	1.11	0.93	0.80
SELECT CLASS SHARES	March 1, 2011	0.23	0.22	0.18	1.36	1.09	0.88	1.86	1.66	1.47

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays Competitive Intermediate Municipal (1-17 Year) Maturities Index and the iMoneyNet Tax-Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured

Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
28	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $27)	5

Municipal Bonds — 80.6% (t)
	Alabama — 0.5%
	Other Revenue — 0.5%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	265
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	256

	Total Alabama	521

	Alaska — 1.0%
	Other Revenue — 1.0%
195	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	208
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	368
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/18	317
120	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	120

	Total Alaska	1,013

	Arizona — 1.9%
	Education — 0.4%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	340
15	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	15

		355

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	112

	Other Revenue — 0.8%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	252
545	Phoenix City Civic Improvement Corp., Junior Lien, Series C, Rev., 5.000%, 07/01/24	629

		881

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.6%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	618

	Total Arizona	1,966

	Arkansas — 0.1%
	Housing — 0.1%
60	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	64

	California — 4.0%
	General Obligation — 0.8%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	413
135	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15 (p)	135
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	53
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	242

		843

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	108

	Housing — 0.0% (g)
10	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	10

	Other Revenue — 2.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	102
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	281
250	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/43	285
	Los Angeles Department of Water & Power, Water System,
1,000	Series B, Rev., 5.000%, 07/01/43	1,122
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	381

		2,171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.7%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	507
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	228

		735

	Utility — 0.3%
290	Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., 5.250%, 07/01/38	327

	Total California	4,194

	Colorado — 1.4%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	348

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	538

	Housing — 0.1%
35	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	36

	Other Revenue — 0.5%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	384
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	138

		522

	Total Colorado	1,444

	Connecticut — 1.8%
	Other Revenue — 1.8%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	548
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,081
200	Series A, Rev., 5.250%, 11/15/24	231

	Total Connecticut	1,860

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delaware — 0.6%
	Housing — 0.1%
50	Delaware State Housing Authority, Senior Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	51

	Other Revenue — 0.5%
500	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	532

	Total Delaware	583

	District of Columbia — 1.2%
	Other Revenue — 1.2%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	111
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	236
	District of Columbia, Ballpark,
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19	250
115	Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	120
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	217
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	117
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	228

	Total District of Columbia	1,279

	Florida — 8.9%
	Certificate of Participation/Lease — 0.2%
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC, FGIC, 5.000%, 05/01/23	219

	General Obligation — 0.2%
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	230

	Housing — 0.5%
500	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	537

	Other Revenue — 8.0%
30	Broward County Airport System Revenue, Series L, Rev., AMBAC, 5.000%, 10/01/14 (p)	30

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
45	Broward County Airport System Revenue, Unrefunded Balance, Series L, Rev., AMBAC, 5.000%, 10/01/14	45
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	564
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	235
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	112
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	506
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	222
135	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	146
370	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	379
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	216
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	556
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	550
475	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29 (w)	527
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	977
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	172
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	321
500	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	566
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	674
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,139
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	556

		8,493

	Total Florida	9,479

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 2.9%
	Other Revenue — 2.8%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	505
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	536
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	299
	Georgia Housing & Finance Authority, Non Single Family,
155	Series B, Rev., 4.000%, 12/01/29	166
500	Subseries A-1, Rev., 4.000%, 06/01/44	550
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	331
120	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15	123
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	301
200	Series C, Rev., 5.000%, 10/01/16	214

		3,025

	Utility — 0.1%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	100

	Total Georgia	3,125

	Guam — 0.2%
	Other Revenue — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	226

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	117

	Idaho — 0.8%
	General Obligation — 0.8%
750	City of Nampa, GO, 5.000%, 08/01/21	897

	Illinois — 3.9%
	Education — 0.1%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/18 (p)	118

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.8%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	143
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	63
410	Series C, GO, 5.250%, 12/01/32	517
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	172

		895

	Housing — 0.1%
95	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	101

	Other Revenue — 2.6%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	225
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	225
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	543
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	182
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	212
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	318
500	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., 4.000%, 02/01/35	541
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	108
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	209
130	Rev., 5.250%, 06/01/21	153

		2,716

	Transportation — 0.3%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	319

	Total Illinois	4,149

	Indiana — 1.9%
	Other Revenue — 1.9%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	77
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	277
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	168
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	256
	Indiana Housing & Community Development Authority, Home First Program,
75	Series A, Rev., GNMA/FNMA COLL, 4.500%, 06/01/28	80
120	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	132
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	288
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	588

	Total Indiana	1,974

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
45	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	48

	Kansas — 0.4%
	Hospital — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	223

	Housing — 0.2%
160	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	165

	Total Kansas	388

	Kentucky — 0.3%
	Housing — 0.1%
55	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	58

	Other Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	254

	Total Kentucky	312

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 1.5%
	Housing — 0.0% (g)
25	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	25

	Other Revenue — 1.3%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	468
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	71
95	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	97
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	37
85	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	87
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	353
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	261

		1,374

	Transportation — 0.2%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	143

	Total Louisiana	1,542

	Maine — 0.8%
	Other Revenue — 0.8%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	342
420	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	460

	Total Maine	802

	Maryland — 0.5%
	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, GO, 5.000%, 07/01/21	467

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	110

	Total Maryland	577

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — 5.7%
	Education — 1.2%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	426
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	724
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	110

		1,260

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	151

	Other Revenue — 3.9%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	564
	Massachusetts Housing Finance Agency, Single Family Housing,
420	Series 160, Rev., AMT, 3.750%, 06/01/34	431
1,000	Series 169, Rev., 4.000%, 12/01/44	1,101
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	567
770	Series A, Rev., AMT, 5.000%, 07/01/37	848
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	639

		4,150

	Transportation — 0.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	396

	Water & Sewer — 0.1%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	128

	Total Massachusetts	6,085

	Michigan — 2.0%
	General Obligation — 0.6%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	50
500	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	557

		607

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.4%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., NATL-RE, 5.500%, 07/01/16	114
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	505
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	226
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	463
150	Series D, Rev., 5.000%, 12/01/18	171

		1,479

	Total Michigan	2,086

	Minnesota — 2.3%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	213

	Housing — 0.1%
58	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	60

	Other Revenue — 2.0%
285	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	305
140	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	149
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	109
300	Rev., 5.250%, 08/01/26	342
	Minnesota Housing Finance Agency, Residential Housing Finance,
625	Series A, Rev., 4.000%, 07/01/38	688
490	Series B, Rev., 4.000%, 01/01/38	540

		2,133

	Total Minnesota	2,406

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	197
100	Series A, Rev., 5.250%, 01/01/34	125

	Total Mississippi	322

	Missouri — 1.3%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	290

	Housing — 0.0% (g)
20	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	21

	Other Revenue — 0.6%
150	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	160
200	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	221
195	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	212

		593

	Transportation — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	479

	Total Missouri	1,383

	Montana — 0.7%
	Housing — 0.0% (g)
5	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	5

	Other Revenue — 0.7%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	109
400	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	412

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	234

		755

	Total Montana	760

	Nebraska — 0.7%
	General Obligation — 0.7%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	378
285	GO, 5.250%, 04/01/27	372

	Total Nebraska	750

	Nevada — 0.1%
	General Obligation — 0.0% (g)
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	53

	Other Revenue — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	99

	Total Nevada	152

	New Hampshire — 0.6%
	Other Revenue — 0.6%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	259
100	Rev., NATL-RE, 5.500%, 06/01/27	131
100	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	106
130	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	138

	Total New Hampshire	634

	New Jersey — 2.5%
	Other Revenue — 2.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	520
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	285
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	529
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	574

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	218
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	213

		2,339

	Special Tax — 0.3%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	362

	Total New Jersey	2,701

	New Mexico — 0.7%
	Housing — 0.0% (g)
10	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	11

	Other Revenue — 0.7%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	436
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	58
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
135	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	148
120	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	127

		769

	Total New Mexico	780

	New York — 5.8%
	General Obligation — 0.6%
500	City of New York, Series I, GO, 5.000%, 08/01/21	599

	Other Revenue — 4.0%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	531
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	287
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	285
240	Rev., 5.375%, 06/15/43	281

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	574
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	201
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	411
390	Series B, Rev., 5.500%, 10/15/30	516
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	401
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	278
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	465

		4,230

	Special Tax — 0.8%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	351
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	562

		913

	Water & Sewer — 0.4%
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	444

	Total New York	6,186

	North Carolina — 0.1%
	Housing — 0.1%
65	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	67

	North Dakota — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.5%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
220	Series A, Rev., 3.750%, 07/01/42	240
250	Series A, Rev., 4.000%, 07/01/34	275

		515

	Total North Dakota	730

	Ohio — 3.6%
	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	233
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	58

		291

	Housing — 0.3%
15	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	15
345	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	356

		371

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	303

	Other Revenue — 2.7%
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	114
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	310
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/01/23	527
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	193

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Ohio Housing Finance Agency, Single Family Mortgage,
185	Series 1, Rev., 5.000%, 11/01/28	199
150	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	163
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	589
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	504
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	157

		2,858

	Total Ohio	3,823

	Oklahoma — 0.2%
	Other Revenue — 0.2%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	254

	Oregon — 1.2%
	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	212
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	26
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	123

		361

	Other Revenue — 0.9%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	369
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	220
105	Series B, Rev., AMT, 5.000%, 07/01/30	114
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	251

		954

	Total Oregon	1,315

	Pennsylvania — 3.8%
	Industrial Development Revenue/Pollution Control Revenue — 0.7%
750	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, 1.375%, 02/01/17	752

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 3.1%
	Allegheny County Airport Authority, Pittsburgh International Airport,
305	Series A-1, Rev., 5.000%, 01/01/26	336
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	563
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	187
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	508
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	681
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
255	Series 112, Rev., 5.000%, 04/01/28	274
425	Series 96-B, Rev., 3.950%, 10/01/16	450
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	282

		3,281

	Total Pennsylvania	4,033

	Puerto Rico — 0.1%
	Other Revenue — 0.1%
10	Puerto Rico Highways and Transportation Authority, Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	11
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
20	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	20
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	25

	Total Puerto Rico	56

	Rhode Island — 0.3%
	Other Revenue — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	286

	South Carolina — 0.6%
	Other Revenue — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	608

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Dakota — 0.2%
	Other Revenue — 0.2%
180	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	193

	Tennessee — 1.2%
	Other Revenue — 0.8%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	138
230	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/23	266
	Tennessee Housing Development Agency, Homeownership Program,
295	Series 1A, Rev., AMT, 4.500%, 01/01/38	318
160	Series A, Rev., AMT, 4.500%, 07/01/31	172

		894

	Utility — 0.4%
370	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	427

	Total Tennessee	1,321

	Texas — 4.9%
	Education — 0.3%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	112
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	183

		295

	General Obligation — 1.8%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	112
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	296
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	90
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	257
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,174

		1,929

	Housing — 0.1%
80	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	85

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	109
1,000	Rev., 5.000%, 02/01/23	1,093

		1,202

	Other Revenue — 1.6%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	167
130	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	161
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.500%, 08/01/20	502
145	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	167
160	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	172
395	University of Texas System, Series B, Rev., 5.250%, 07/01/30	517

		1,686

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	21

	Total Texas	5,218

	Utah — 1.1%
	Other Revenue — 1.1%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	562
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	50
450	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	581

	Total Utah	1,193

	Vermont — 0.8%
	Other Revenue — 0.8%
	Vermont Housing Finance Agency, Multiple Purpose,
500	Series B, Rev., 4.000%, 11/01/44	547
185	Series B, Rev., AMT, 4.125%, 11/01/42	191

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
90	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	90

	Total Vermont	828

	Virginia — 0.8%
	Other Revenue — 0.8%
485	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	577
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	255

		832

	Prerefunded — 0.0% (g)
15	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	18

	Total Virginia	850

	Washington — 1.9%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	184

	Other Revenue — 1.7%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	173
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	342
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,146
120	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	128

		1,789

	Total Washington	1,973

	Wisconsin — 1.2%
	Other Revenue — 1.2%
330	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	391
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	574
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	288

	Total Wisconsin	1,253

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Wyoming — 0.5%
		Other Revenue — 0.5%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	410
130		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	132

		Total Wyoming	542

		Total Municipal Bonds (Cost $81,878)	85,348

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A, ADR (a) (i) (Cost $— (h))	—

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A (a) (i) (Cost $10)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 16.2%
		Consumer Discretionary — 5.6%
		Automobiles — 0.3%
299		Chrysler Group LLC, Term Loan B, VAR, 3.250%, 12/31/18	296

		Distributors — 0.0% (g)
30		VWR Funding, Inc., New USD B1 Term Loan, VAR, 3.407%, 04/03/17	30

		Diversified Consumer Services — 0.2%
246		Coinmach Services Corp., New 1st Lien Term Loan, VAR, 4.250%, 11/14/19	244

		Hotels, Restaurants & Leisure — 0.8%
248		American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	248
50		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	51
140		Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	143
149		Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	147
149		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	146

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Hotels, Restaurants & Leisure — continued
129	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	129

		864

	Household Durables — 0.2%
62	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	62
70	Tempur Sealy International, Inc., Term Loan B, VAR, 3.500%, 03/18/20	69
32	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	33

		164

	Internet & Catalog Retail — 0.1%
144	Leonardo Acquisition Corp., 1st Lien Term Loan, VAR, 4.250%, 01/29/21	143

	Media — 2.2%
249	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	251
269	Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.750%, 05/02/21	270
51	NEP/NCP Holdco Inc., Term Loan B, VAR, 4.250%, 01/22/20	50
232	Numericable Group S.A., Tranche B-2 Term Loan, VAR, 4.500%, 05/21/20	232
268	Numericable Group S.A., Term Loan B1, VAR, 4.500%, 05/21/20	269
96	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	97
461	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	460
20	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	20
55	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	55
590	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	574

		2,278

	Multiline Retail — 0.7%
495	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	498
207	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	205

		703

	Specialty Retail — 0.5%
294	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	288

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
250	Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19 ^	248

		536

	Textiles, Apparel & Luxury Goods — 0.6%
291	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	288
173	Nine West Holdings, Inc., 1st Lien Term Loan B, VAR, 4.750%, 10/08/19	173
200	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 04/08/20	198

		659

	Total Consumer Discretionary	5,917

	Consumer Staples — 1.6%
	Food & Staples Retailing — 1.4%
500	New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21	497
142	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	142
472	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	473
89	Rite Aid Corp., Tranche 7 Term Loan, VAR, 3.500%, 02/21/20	89
248	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	247

		1,448

	Food Products — 0.2%
115	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	118
65	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	64

		182

	Personal Products — 0.0% (g)
44	Prestige Brands, Inc., Term Loan B1, VAR, 3.750%, 01/31/19	43

	Total Consumer Staples	1,673

	Energy — 0.6%
	Energy Equipment & Services — 0.1%
82	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	82

	Oil, Gas & Consumable Fuels — 0.5%
16	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	17
125	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	123

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
100	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	101
90	Southcross Energy Partners LP, 1st Lien Term Loan B, VAR, 5.250%, 08/04/21	91
220	Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21 ^	221

		553

	Total Energy	635

	Financials — 0.1%
	Diversified Financial Services — 0.1%
149	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19	144

	Real Estate Management & Development — 0.0% (g)
3	Realogy Group LLC, Extended Term Loan, VAR, 0.005%, 10/10/16	3

	Total Financials	147

	Health Care — 1.6%
	Biotechnology — 0.2%
85	Ikaria, Inc.,1st Lien Term Loan, VAR, 5.000%, 02/12/21	85
109	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	108

		193

	Health Care Equipment & Supplies — 0.1%
147	Kinetic Concepts, Inc., USD Term Loan E1, VAR, 4.000%, 05/04/18	147

	Health Care Providers & Services — 1.0%
131	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	130
50	Amsurg Corp., Term Loan B, VAR, 3.750%, 07/16/21	50
97	IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18	97
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	480
339	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	338

		1,095

	Life Sciences Tools & Services — 0.3%
265	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 ^	264

	Total Health Care	1,699

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 2.5%
	Aerospace & Defense — 0.2%
58	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	58
148	WP CPP Holdings, LLC, 1st Lien Term Loan B, VAR, 4.750%, 12/28/19	148

		206

	Airlines — 0.2%
6	Landmark Aviation, Canadian Term Loans, VAR, 4.750%, 10/25/19	6
94	Landmark US Member LLC, 1st Lien Term Loan, VAR, 4.750%, 10/25/19	94
149	U.S. Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	147

		247

	Building Products — 0.1%
147	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	147

	Commercial Services & Supplies — 0.1%
108	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	108

	Electrical Equipment — 0.1%
63	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	63

	Industrial Conglomerates — 0.3%
72	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	72
217	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	216

		288

	Machinery — 0.7%
97	Apex Tool Group LLC, Term Loan, VAR, 4.500%, 01/31/20	96
230	Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/23/21 ^	229
147	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	146
155	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	154
107	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	107

		732

	Marine — 0.2%
205	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	205

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Trading Companies & Distributors — 0.6%
315	Delos Finance SARL, Term Loan B, VAR, 3.500%, 03/06/21	313
248	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	248
100	SunSource Holdings, Inc., New Term Loan, VAR, 4.750%, 02/12/21	100

		661

	Total Industrials	2,657

	Information Technology — 1.7%
	Communications Equipment — 0.1%
95	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.655%, 10/26/17	92
49	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	49

		141

	IT Services — 0.8%
610	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	603
46	First Data Corp., 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	45
80	First Data Corp., 2021 Dollar Term Loan, VAR, 4.155%, 03/24/21	79
145	UCS International, Inc., Term Loan, VAR, 5.500%, 07/26/17	145

		872

	Semiconductors & Semiconductor Equipment — 0.5%
398	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	397
148	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	148

		545

	Software — 0.3%
114	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	115
147	Emdeon, Inc., Term Loan B-2, VAR, 3.750%, 11/02/18	146

		261

	Total Information Technology	1,819

	Materials — 1.2%
	Chemicals — 0.6%
44	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	44
225	Gemini HDPE LLC, 1st Lien Term Loan, VAR, 4.750%, 08/06/21 ^	224

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
207	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	208
148	Tronox Ltd., Term Loan B, VAR, 4.000%, 03/19/20	148

		624

	Containers & Packaging — 0.2%
170	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	168
70	Rexam plc, 1st Lien Term Loan, VAR, 4.250%, 05/03/21	70
24	Southern Graphics, Inc., New Term Loans, VAR, 4.250%, 10/17/19	24

		262

	Metals & Mining — 0.3%
28	JFB Firth Rixon Inc., VAR, 4.250%, 06/30/17	28
190	Hi-Crush Partners LP, Term Loan B, VAR, 4.750%, 04/28/21	190
98	Novelis, Inc., New Term Loan B, VAR, 3.750%, 03/10/17	98

		316

	Paper & Forest Products — 0.1%
98	Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18	98

	Total Materials	1,300

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
249	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	254
150	Level 3 Communications, Inc., Term Loan B3, VAR, 4.000%, 08/01/19	149

		403

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., Term Loan 2019, VAR, 4.000%, 04/23/19	108

	Total Telecommunication Services	511

	Utilities — 0.8%
	Electric Utilities — 0.7%
495	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B1, VAR, 3.000%, 05/03/20	484
98	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	99

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Electric Utilities — continued
182	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16	183

		766

	Independent Power & Renewable Electricity Producers — 0.1%
104	EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20	104

	Total Utilities	870

	Total Loan Assignments (Cost $17,220)	17,228

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.3%
	Investment Company — 4.3%
4,503	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,503)	4,503

	Total Investments — 101.1% (Cost $103,638)	107,084
	Liabilities in Excess of Other Assets — (1.1)%	(1,146)

	NET ASSETS — 100.0%	$105,938

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.0%
158	ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC3, Class A2B, VAR, 0.265%, 12/25/36	71
	Ameriquest Mortgage Securities Trust,
288	Series 2006-M3, Class A2B, VAR, 0.255%, 10/25/36	126
180	Series 2006-M3, Class A2D, VAR, 0.395%, 10/25/36	80
318	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.295%, 05/25/37	303
113	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, VAR, 0.395%, 05/25/36	84
142	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.055%, 05/28/37 (e)	140
97	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.425%, 07/25/36	55
	GSAA Home Equity Trust,
179	Series 2007-5, Class 1AV1, VAR, 0.255%, 03/25/47	96
158	Series 2007-5, Class 2A1A, VAR, 0.275%, 04/25/47	122
	GSAMP Trust,
135	Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	64
211	Series 2007-NC1, Class A2C, VAR, 0.305%, 12/25/46	124
300	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.585%, 02/25/36	260
	Home Equity Mortgage Loan Asset-Backed Trust,
378	Series 2006-C, Class 2A, VAR, 0.285%, 08/25/36	307
240	Series 2006-D, Class 2A3, VAR, 0.315%, 11/25/36	147
420	Series 2006-E, Class 2A3, VAR, 0.325%, 04/25/37	280
186	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.305%, 04/25/36	82
201	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.225%, 04/25/47	121
410	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.330%, 06/25/37	363
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.495%, 12/25/35	340
276	Series 2006-2, Class A2B, VAR, 0.315%, 08/25/36	202

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
200		Series 2005-FM1, Class M2, VAR, 0.645%, 05/25/35	185
110		Series 2006-HE2, Class A4, VAR, 0.425%, 03/25/36	92
		NovaStar Mortgage Funding Trust,
121		Series 2006-4, Class A2D, VAR, 0.405%, 09/25/36	69
512		Series 2007-1, Class A2C, VAR, 0.335%, 03/25/37	262
—	(h)	Option One Mortgage Loan Trust, Series 2006-3, Class 2A3, VAR, 0.295%, 02/25/37	—	(h)
370		Option One Mortgage Loan Trust, Asset Backed Certificates, Series 2005-5, Class M1, VAR, 0.545%, 12/25/35	320
250		RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.765%, 07/25/35	223
109		Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B, VAR, 0.295%, 01/25/37	79
284		SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.335%, 02/25/36	189
120		Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.635%, 09/25/35	103

		Total Asset-Backed Securities (Cost $4,837)	4,889

Collateralized Mortgage Obligations — 0.7%
		Agency CMO — 0.1%
		Federal Home Loan Mortgage Corp. REMIC,
353		Series 4057, Class SA, IF, IO, 5.895%, 04/15/39	59
343		Series 4084, Class GS, IF, IO, 5.895%, 04/15/39	58
903		Federal National Mortgage Association REMIC, Series 2012-63, Class DS, IF, IO, 6.395%, 03/25/39	168

			285

		Non-Agency CMO — 0.6%
220		Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 2.820%, 09/25/35	196
208		Alternative Loan Trust, Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	165
70		Banc of America Funding Trust, Series 2006-D, Class 5A2, VAR, 4.889%, 05/20/36	65
258		Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	240

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
78	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	70
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
250	Series 2014-DN1, Class M3, VAR, 4.655%, 02/25/24	271
500	Series 2014-DN2, Class M3, VAR, 3.755%, 04/25/24	504
500	Series 2014-DN3, Class M3, VAR, 4.157%, 08/25/24	517
	Federal National Mortgage Association, Connecticut Avenue Securities,
90	Series 2014-C02, Class 1M2, VAR, 2.755%, 05/25/24	85
500	Series 2014-C03, Class 1M2, VAR, 3.155%, 07/25/24	486
89	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	83
94	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.328%, 12/19/34	80
88	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	79
125	RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.325%, 12/25/46	118
72	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.285%, 09/26/36 (e)	68
120	Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 0.605%, 10/25/35	108

		3,135

	Total Collateralized Mortgage Obligations (Cost $3,485)	3,420

Commercial Mortgage-Backed Security — 0.1%
250	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.655%, 09/15/26 (e) (Cost $251)	251

Corporate Bonds — 1.1%
	Consumer Discretionary — 0.2%
	Auto Components — 0.0% (g)
124	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19 (m)	127

	Diversified Consumer Services — 0.1%
130	ServiceMaster Co. (The), 8.000%, 02/15/20 (m)	139

	Hotels, Restaurants & Leisure — 0.0% (g)
60	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	66

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 0.1%
190	AMC Networks, Inc., 7.750%, 07/15/21 (m)	210
140	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e) (m)	157

		367

	Multiline Retail — 0.0% (g)
90	Sears Holdings Corp., 6.625%, 10/15/18	82

	Total Consumer Discretionary	781

	Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
200	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (m)	210

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
81	Atwood Oceanics, Inc., 6.500%, 02/01/20 (m)	86
70	SESI LLC, 7.125%, 12/15/21 (m)	79

		165

	Oil, Gas & Consumable Fuels — 0.1%
60	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 05/15/23 (m)	63
80	Chesapeake Energy Corp., 6.625%, 08/15/20 (m)	92
99	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (m)	106
100	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e) (m)	101
80	Rex Energy Corp., 8.875%, 12/01/20 (m)	88

		450

	Total Energy	615

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
65	General Motors Financial Co., Inc., 3.500%, 07/10/19 (m)	65

	Diversified Financial Services — 0.0% (g)
119	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e) (m)	119

	Total Financials	184

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
90	Hanger, Inc., 7.125%, 11/15/18 (m)	93
29	HCA, Inc., 7.250%, 09/15/20 (m)	31

	Total Health Care	124

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrials — 0.1%
	Airlines — 0.0% (g)
70	Allegiant Travel Co., 5.500%, 07/15/19 (m)	73

	Commercial Services & Supplies — 0.1%
110	Mobile Mini, Inc., 7.875%, 12/01/20 (m)	119

	Trading Companies & Distributors — 0.0% (g)
20	HD Supply, Inc., 11.000%, 04/15/20 (m)	23

	Total Industrials	215

	Information Technology — 0.6%
	Electronic Equipment, Instruments & Components — 0.0% (g)
97	Sanmina Corp., 7.000%, 05/15/19 (e) (m)	102

	IT Services — 0.1%
37	Alliance Data Systems Corp., 5.375%, 08/01/22 (e) (m)	37
	First Data Corp.,
70	11.750%, 08/15/21 (m)	83
122	12.625%, 01/15/21 (m)	149
79	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e) (m)	90

		359

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
350	3.850%, 05/04/43 (m)	335
1,920	VAR, 0.537%, 05/06/19 (m)	1,920

		2,255

	Total Information Technology	2,716

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
60	Celanese US Holdings LLC, 4.625%, 11/15/22 (m)	61
60	Huntsman International LLC, 8.625%, 03/15/21 (m)	66

	Total Materials	127

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
130	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17 (m)	136
120	Intelsat Jackson Holdings S.A., (Luxembourg), 8.500%, 11/01/19 (m)	126

	Total Telecommunication Services	262

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
100	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24 (e) (m)	104
100	Sabine Pass LNG LP, 6.500%, 11/01/20 (m)	106

	Total Utilities	210

	Total Corporate Bonds (Cost $5,452)	5,444

Daily Demand Notes — 10.4%
	Alabama — 0.2%
800	Eutaw City Industrial Development Board, Pollution Control, Alabama Power Co. Project, Series AL, Rev., VRDO, 0.020%, 09/02/14	800
400	Mobile County Industrial Development Authority, Pollution Control, ExxonMobil Project, Rev., VRDO, 0.030%, 09/02/14 (m)	400

	Total Alabama	1,200

	Alaska — 0.1%
305	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Series C, Rev., VRDO, 0.030%, 09/02/14 (m)	305
200	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.020%, 09/02/14 (m)	200

	Total Alaska	505

	Arizona — 0.4%
1,700	Phoenix City Industrial Development Authority, Health Care Facilities, Series 2014B, Rev., VRDO, 0.010%, 09/02/14	1,700

	California — 0.2%
205	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.010%, 09/02/14	205
154	Irvine Unified School District, Communities Facilities District No. 09-1, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14	154
200	State of California, Series A5, GO, VRDO, LOC: Citibank N.A., 0.040%, 09/02/14 (m)	200
200	State of California, Kindergarten, Series A-1, GO, VRDO, LOC: Citibank N.A., 0.020%, 09/02/14 (m)	200

	Total California	759

	Delaware — 0.3%
	University of Delaware,
655	Rev., VRDO, 0.050%, 09/02/14 (m)	655
865	Series B, Rev., VRDO, 0.050%, 09/02/14 (m)	865

	Total Delaware	1,520

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Florida — 1.0%
800	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/02/14 (m)	800
995	JEA Electric System, Subseries D, Rev., VRDO, 0.040%, 09/02/14 (m)	995
2,050	Pinellas County Health Facilities Authority, Health System, Baycare Health System Issue, Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14 (m)	2,050
950	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.020%, 09/02/14 (m)	950

	Total Florida	4,795

	Illinois — 0.1%
300	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/02/14	300

	Indiana — 0.1%
300	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.020%, 09/02/14	300

	Iowa — 0.4%
1,160	City of Iowa, Rev., VRDO, 0.080%, 09/02/14 (m)	1,160
900	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	900

	Total Iowa	2,060

	Kansas — 0.1%
515	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/02/14	515

	Louisiana — 0.2%
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
200	Rev., VRDO, 0.020%, 09/02/14	200
515	Series B, Rev., VRDO, 0.020%, 09/02/14	515
150	Parish of St. Charles, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.030%, 09/02/14	150

	Total Louisiana	865

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — 0.1%
450	Maryland Health & Higher Educational Facilities Authority, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/02/14 (m)	450

	Massachusetts — 0.4%
	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000,
400	Series A, GO, VRDO, 0.030%, 09/02/14 (m)	400
1,100	Series B, GO, VRDO, 0.030%, 09/02/14 (m)	1,100
220	Massachusetts Health & Educational Facilities Authority, Series N-1, Rev., VRDO, 0.030%, 09/02/14 (m)	220
150	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.040%, 09/02/14 (m)	150

	Total Massachusetts	1,870

	Michigan — 0.5%
	Regents of the University of Michigan,
1,400	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/02/14 (m)	1,400
880	Series B, Rev., VRDO, 0.020%, 09/02/14	880

	Total Michigan	2,280

	Minnesota — 0.2%
1,000	City of Minneapolis & Housing & Redevelopment Authority of the City of St. Paul, Health Care Facilities, Children’s Hospitals & Clinics, Series A, Rev., VRDO, AGM, 0.060%, 09/02/14 (m)	1,000

	Mississippi — 0.7%
860	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.020%, 09/02/14 (m)	860
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
300	Series D, Rev., VRDO, 0.020%, 09/02/14	300
200	Series E, Rev., VRDO, 0.040%, 09/02/14	200
350	Series F, Rev., VRDO, 0.020%, 09/02/14	350
105	Series G, Rev., VRDO, 0.020%, 09/02/14	105
250	Series G, Rev., VRDO, 0.040%, 09/02/14	250
1,090	Series H, Rev., VRDO, 0.040%, 09/02/14	1,090

	Total Mississippi	3,155

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Missouri — 0.4%
1,025	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.050%, 09/02/14 (m)	1,025
155	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/02/14 (m)	155
900	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.040%, 09/02/14 (m)	900

	Total Missouri	2,080

	New Hampshire — 0.6%
2,725	New Hampshire Health & Education Facilities Authority, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 09/02/14	2,725

	New York — 1.6%
	City of New York, Fiscal Year 2008,
250	Series L, Subseries L-3, GO, VRDO, 0.050%, 09/02/14 (m)	250
300	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14 (m)	300
3,250	Long Island Power Authority, Electric System, Rev., VRDO, LOC: Bayerische Landesbank, 0.060%, 09/02/14 (m)	3,250
750	Metropolitan Transportation Authority, Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 09/02/14 (m)	750
300	New York City, Series H, Subseries H-3, GO, VRDO, AGM, 0.040%, 09/02/14 (m)	300
200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.040%, 09/02/14 (m)	200
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
160	Series A, Subseries A-1, Rev., VRDO, 0.050%, 09/02/14	160
295	Subseries B-1, Rev., VRDO, 0.040%, 09/02/14	295
615	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB-5, Rev., VRDO, 0.020%, 09/02/14 (m)	615
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
995	Series BB, Subseries BB-1, Rev., VRDO, 0.040%, 09/02/14 (m)	995

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
300	Series BB, Subseries BB-2, Rev., VRDO, 0.060%, 09/02/14 (m)	300
250	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.040%, 09/02/14 (m)	250
200	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.030%, 09/02/14 (m)	200

	Total New York	7,865

	North Carolina — 0.3%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
350	Series D, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14 (m)	350
200	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/02/14 (m)	200
	University of North Carolina, University Hospital at Chapel Hill,
580	Series A, Rev., VRDO, 0.040%, 09/02/14 (m)	580
395	Series B, Rev., VRDO, 0.040%, 09/02/14 (m)	395

	Total North Carolina	1,525

	Ohio — 0.5%
1,390	County of Montgomery, Miami Valley Hospital, Series C, Rev., VRDO, 0.020%, 09/02/14	1,390
550	Ohio State Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., VRDO, 0.030%, 09/02/14 (m)	550
550	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 09/02/14	550

	Total Ohio	2,490

	Oklahoma — 0.2%
1,100	Oklahoma State Capital Improvement Authority, Higher Education, Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/02/14 (m)	1,100

	Oregon — 0.0% (g)
250	Oregon Health & Science University, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/02/14	250

	Pennsylvania — 0.8%
475	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 09/02/14	475

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Pennsylvania — continued
2,440	County of Montgomery, Series A, GO, VRDO, 0.030%, 09/02/14 (m)	2,440
	Geisinger Authority, Health System,
300	Rev., VRDO, 0.010%, 09/02/14 (m)	300
100	Series B, Rev., VRDO, 0.030%, 09/02/14	100
300	Montour County, Geisinger Authority, Health System, Series A, Rev., VRDO, 0.010%, 09/02/14	300

	Total Pennsylvania	3,615

	Rhode Island — 0.1%
550	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.030%, 09/02/14 (m)	550

	Texas — 0.2%
550	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.020%, 09/02/14 (m)	550
500	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.020%, 09/02/14	500

	Total Texas	1,050

	Virginia — 0.2%
100	Albermarle County EDA, University of Virginia Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/02/14	100
185	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/02/14	185
100	Peninsula Ports Authority, Class D, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/02/14 (m)	100
765	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.030%, 09/02/14 (m)	765

	Total Virginia	1,150

	Washington — 0.3%
1,050	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.040%, 09/02/14 (e)	1,050
350	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.050%, 09/02/14	350

	Total Washington	1,400

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Wyoming — 0.2%
		County of Lincoln, Pollution Control, ExxonMobil Project,
	600	Rev., VRDO, 0.020%, 09/02/14 (m)	600
	300	Series C, Rev., VRDO, 0.020%, 09/02/14 (m)	300

		Total Wyoming	900

		Total Daily Demand Notes (Cost $49,974)	49,974

	Event-Linked Bonds — 0.6%
	250	Armor Re Ltd., (Bermuda), VAR, 4.000%, 12/15/16 (e) (m)	249
EUR	500	Calypso Capital II Ltd., (Ireland), VAR, 2.600%, 01/09/17 (e) (m)	657
	250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e) (m)	255
EUR	250	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e) (m)	330
	500	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.535%, 04/30/18 (e) (m)	500
	250	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e) (m)	258
	250	Nakama Re Ltd., (Bermuda), VAR, 2.780%, 09/29/16 (e) (m)	252
	250	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e) (m)	261
	250	Sanders Re Ltd., (Bermuda), VAR, 3.500%, 05/05/17 (e) (m)	251

		Total Event-Linked Bonds (Cost $3,059)	3,013

	Monthly Demand Notes — 0.4%
		California — 0.2%
	1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VAR, 0.474%, 10/01/14	1,002

		Vermont — 0.2%
	739	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.738%, 09/02/14	741

		Total Monthly Demand Notes (Cost $1,739)	1,743

	Mortgage Pass-Through Securities — 3.9%
	17,443	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 09/25/44 - 11/25/44	18,462

		Total Mortgage Pass-Through Securities (Cost $18,400)	18,462

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 46.4% (t)
	Alabama — 0.6%
	General Obligation — 0.1%
50	City of Bessemer, Series A, GO, 3.000%, 02/01/15	50
400	City of Brewton, School Warrants, Series B, GO, AGC, 4.000%, 12/01/14	404
50	City of Scottsboro, Series A, GO, 2.000%, 07/01/15	51

		505

	Other Revenue — 0.4%
1,000	Alabama 21st Century Authority, Tobacco Settlement, Series A, Rev., 5.000%, 06/01/18	1,141
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	767

		1,908

	Prerefunded — 0.1%
290	Montgomery BMC Special Care Facilities Financing Authority, Series A-2, Rev., NATL-RE, 5.000%, 11/15/14 (m) (p)	293

	Total Alabama	2,706

	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18 (m)	293
50	City of Anchorage, GO, NATL-RE, 3.600%, 12/01/14	51
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19 (m)	117

		461

	Other Revenue — 0.1%
390	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	416

	Total Alaska	877

	Arizona — 0.5%
	General Obligation — 0.0% (g)
25	County of Maricopa, Town of Wickenburg, Unified School District No. 9, School Improvement, GO, NATL-RE, 4.000%, 07/01/15 (m)	26

	Other Revenue — 0.5%
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15 (m)	108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,000	County of Yavapai, Industrial Development Authority, Waste Management, Inc. Project, Series A-2, Rev., VAR, 0.625%, 03/01/28	1,000
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	548
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27 (m)	127
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	426

		2,209

	Prerefunded — 0.0% (g)
100	State of Arizona, Series B, COP, NATL-RE, 5.250%, 09/01/14 (p)	100

	Total Arizona	2,335

	Arkansas — 0.1%
	Other Revenue — 0.1%
250	University of Arkansas, Board of Trustees, Various Facilities, Pine Bluff Campus, Series A, Rev., 5.000%, 12/01/29	298

	California — 2.2%
	Certificate of Participation/Lease — 0.0% (g)
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	148
55	San Jacinto Unified School District, COP, AGM, 3.000%, 09/01/14	55

		203

	General Obligation — 0.8%
50	County of Los Angeles, Pasadena Unified School District, GO, AGM, 5.000%, 11/01/14 (m)	50
3,345	County of Santa Clara, Milpitas Unified School District, Election of 2012, Series B, GO, 4.000%, 08/01/37	3,470
145	Los Angeles Unified School District, Series A-1, GO, FGIC, 5.000%, 07/01/21 (m)	151
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, GO, 5.000%, 07/01/17	11

		3,682

	Other Revenue — 1.2%
3,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., VAR, 1.500%, 04/01/47	3,041
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.250%, 04/01/26 (m)	177

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
75	Berkeley Joint Powers Financing Authority Lease, Rev., 3.000%, 10/01/14	75
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, AMBAC, 0.123%, 07/01/23 (m)	929
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	483
50	California Health Facilities Financing Authority, Children’s Hospital of Orange County, Series A, Rev., 4.750%, 11/01/14	50
150	California Pollution Control Financing Authority, Environmental Improvement Refunding, BP West Coast Products LLC Project, Rev., VAR, 2.600%, 12/01/46 (m)	150
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17 (m)	23
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (m)	90
	Contra Costa Water District,
50	Series A, Rev., 3.000%, 10/01/14	50
50	Series P, Rev., 4.000%, 10/01/14	50
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	108
50	Oakland Joint Powers Financing Authority, Series A-1, Rev., AGC, 5.000%, 01/01/15 (m)	51
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	264
100	University of California, Series L, Rev., 5.000%, 05/15/17 (m)	109

		5,650

	Prerefunded — 0.1%
405	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (m) (p)	435
50	California State Public Works Board, Series F, Rev., 5.000%, 11/01/14 (p)	50
50	California State University, Systemwide, Series B, Rev., AMBAC, 5.000%, 11/01/14 (m) (p)	51
50	Madera Unified School District, COP, AGM, 5.000%, 09/01/14 (p)	50

		586

	Special Tax — 0.1%
250	Chula Vista Municipal Financing Authority, Rev., 5.000%, 09/01/15	260

	Total California	10,381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — 0.6%
	Certificate of Participation/Lease — 0.1%
100	Boulder County, Health and Human Services Facilities, COP, 4.000%, 10/15/14	100
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	343
100	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.000%, 11/01/14	101

		544

	General Obligation — 0.0% (g)
50	City & County of Denver, School District No. 1, GO, 4.000%, 12/01/14	51
50	Counties of Boulder, Larimer & Weld, St. Vrain Valley School District No. RE-1J, GO, 2.000%, 12/15/14	50

		101

	Other Revenue — 0.3%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	274
50	City & County of Denver, Excise Tax, Series A, Rev., AGM, 5.000%, 09/01/14 (m)	50
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	563
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	141
520	Colorado Health Facilities Authority, Parkview Medical Center, Rev., 2.000%, 09/01/14	520

		1,548

	Prerefunded — 0.2%
50	City of Colorado Springs, Utilities System Improvement, Series B-1, Rev., 4.000%, 11/15/14 (p)	50
50	City of Colorado Springs, Utilities System Subordinate Lien Improvement, Series B, Rev., 5.000%, 11/15/14 (p)	50
750	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	750
50	Counties of Jefferson, School District No. R-001, GO, AGM, 5.000%, 12/15/14 (m) (p)	51
50	Mesa County, Valley School District No. 51 Grand Junction, Series A, GO, NATL-RE, 5.000%, 12/01/14 (m) (p)	51

		952

	Total Colorado	3,145

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Connecticut — 0.7%
	General Obligation — 0.1%
110	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16	117
80	Town of Cheshire, GO, 4.000%, 08/01/19	91

		208

	Other Revenue — 0.6%
970	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, Rev., FHA/VA, 4.000%, 11/15/32	1,065
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18	1,085
65	State of Connecticut, Series B, Rev., 5.000%, 12/01/14	66
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	785

		3,001

	Prerefunded — 0.0% (g)
120	Town of Weston, GO, 5.250%, 07/15/15 (m) (p)	125

	Total Connecticut	3,334

	Delaware — 0.3%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	113
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	116

		229

	Other Revenue — 0.2%
1,070	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	1,139

	Total Delaware	1,368

	District of Columbia — 0.5%
	Other Revenue — 0.3%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	410
55	District of Columbia Water & Sewer Authority, Public Utility, Rev., AGM, 6.000%, 10/01/14 (m)	55
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18 (m)	188

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19 (m)	250
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	232
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	214
150	Series C, Rev., 5.000%, 10/01/19	176
100	Washington Convention Center Authority, Senior Lien Dedicated Tax, Series A, Rev., AMBAC, 5.000%, 10/01/14 (m)	100

		1,625

	Prerefunded — 0.2%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (m) (p)	1,037

	Total District of Columbia	2,662

	Florida — 3.9%
	Certificate of Participation/Lease — 0.1%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	136
100	Leon County School Board, Florida Master Lease Program, COP, AMBAC, 4.000%, 07/01/15	103
100	Okaloosa County School Board, Master Lease Program, COP, NATL-RE, 4.000%, 07/01/15	103

		342

	General Obligation — 0.1%
100	Florida State Board of Education, Public Education, Series C, GO, 5.000%, 06/01/17	112
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	174

		286

	Other Revenue — 3.7%
100	Citizens Property Insurance Corp., Series A-1, Rev., AGM-CR, 5.000%, 06/01/15	104
50	City of Jacksonville, Local Government Sales Tax, Rev., NATL-RE, 5.500%, 10/01/14 (m)	50
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	591
50	County of Marion, Public Improvement, Series B, Rev., AGC, 3.000%, 12/01/14	50
100	County of Miami-Dade, Aviation, Miami International Airport, Rev., AGM-CR, 5.000%, 10/01/14	100
5,850	County of Miami-Dade, Seaport, Series C, Rev., 2.000%, 10/01/14	5,859

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	503
100	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	109
980	Florida Housing Finance Corp. Homeowner Mortgage, Series C, Rev., FHLMC, 4.000%, 07/01/35	1,078
370	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37 (m)	379
445	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	481
1,225	Florida Housing Finance Corp., Multifamily Housing, Ridge Club Apartments, Series B, Rev., 0.400%, 12/01/15	1,226
410	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	447
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	822
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.088%, 10/01/21 (m)	923
50	Florida Municipal Power Agency, Stanton Project, Rev., 4.500%, 10/01/14	50
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	324
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	145
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22 (m)	109
835	Highlands County Health Facilities Authority, Series B, Rev., 5.000%, 11/15/18	882
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	550
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	547
60	Lee County, Non-Ad Valorem, Rev., 3.000%, 10/01/14	60
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 4.000%, 11/15/17	804

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	522
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	584
	Sumter County, Industrial Development Authority, Central Florida Health Alliance Projects,
125	Series A, Rev., 3.000%, 07/01/15	127
265	Series A, Rev., 4.000%, 07/01/16	278
200	Volusia County, School Board, Sales Tax, Rev., NATL-RE, 4.000%, 10/01/14	200

		17,904

	Prerefunded — 0.0% (g)
100	City of West Palm Beach, Utility System, Rev., NATL-RE, FGIC, 5.125%, 10/01/14 (p)	101
75	Reedy Creek Improvement District Utilities, Series 2, Rev., NATL-RE, 5.250%, 10/01/14 (m) (p)	75

		176

	Total Florida	18,708

	Georgia — 1.3%
	General Obligation — 0.3%
50	County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax District, GO, 5.000%, 12/01/14 (m)	51
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	158
100	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A, GO, 4.000%, 11/01/14	101
100	Paulding County School District, GO, 5.000%, 02/01/17	111
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	174
150	Series G, GO, 5.000%, 12/01/17 (m)	171
360	Series I, GO, 5.000%, 11/01/21	442

		1,208

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
55	Muscogee County School District, Sales Tax, GO, 5.000%, 12/01/14	56

	Other Revenue — 0.9%
100	Atlanta Water and Wastewater Refunding Bonds, Rev., AGM, 5.000%, 11/01/34 (m)	101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
575	Augusta City Housing Authority, Capital Program, Rev., 4.250%, 12/01/14	581
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17	219
980	County of Walker, Rev., 3.375%, 01/01/15	985
50	Development Authority of Fulton County, Tech Athletic Association, Rev., 5.000%, 10/01/14	50
250	Dougherty County, School District, Sales Tax, Rev., 4.000%, 12/01/16	270
50	Downtown Marietta Development Authority, City of Marietta Project, Rev., 5.125%, 07/01/15	52
	Georgia Housing & Finance Authority, Non Single Family,
620	Series B, Rev., 4.000%, 12/01/29	664
500	Subseries A-1, Rev., 4.000%, 06/01/44	550
70	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	76
50	Jackson County Industrial Development Authority, Rev., NATL-RE, 4.000%, 04/01/15	51
75	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15 (m)	77
400	Main Street Natural Gas, Inc., Gas Project, Series B, Rev., 5.000%, 03/15/16 (m)	425
100	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A, Rev., 4.000%, 11/01/14 (m)	101
285	Private Colleges & Universities Authority, Mercer University Project, Series A, Rev., 4.000%, 10/01/14	286

		4,488

	Prerefunded — 0.0% (g)
100	State of Georgia, Series G, GO, 5.000%, 12/01/17 (m) (p)	114

	Utility — 0.1%
200	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14 (m)	201

	Total Georgia	6,067

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, 5.000%, 08/01/17	417

	General Obligation — 0.0% (g)
75	State of Hawaii, GO, NATL-RE, 5.000%, 10/01/14 (m)	76

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.0% (g)
50	University of Hawaii, Series A, Rev., 5.000%, 10/01/14	50

	Total Hawaii	543

	Illinois — 2.4%
	General Obligation — 0.4%
125	Chicago Board of Education, Series A, GO, AMBAC, 5.000%, 12/01/14	126
300	City of Chicago, Modern Schools Program, Series B, GO, AMBAC, 5.000%, 12/01/14 (m)	303
1,000	County of Cook, Series A, GO, 5.000%, 11/15/17 (w)	1,125
20	County of Cook, Community Consolidated School District No. 15, GO, NATL-RE, Zero Coupon, 12/01/14 (m)	20
85	Lake County, Forest Preserve District, Acquisition & Development, Series A, GO, 5.000%, 12/15/14 (m)	86
305	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22 (m)	311
50	State of Illinois, GO, 4.350%, 03/01/15	51

		2,022

	Housing — 0.0% (g)
225	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42 (m)	239

	Other Revenue — 1.9%
3,530	Chicago Board of Education, Series A, Rev., NATL-RE, 6.250%, 01/01/15 (m)	3,600
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	385
250	City of Joliet, Waterworks & Sewerage, Rev., 4.000%, 01/01/15	253
500	County of Cook, Community College District No. 508, City Colleges of Chicago, Unlimited Tax, Rev., 4.000%, 12/01/15	524
100	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14 (m)	101
500	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 07/01/42	504
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	336

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Illinois Housing Development Authority, Homeowner Mortgage,
109	Series D, Rev., AMT, 4.600%, 08/01/15	112
2,500	Subseries A-2, Rev., 4.000%, 02/01/35	2,705
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	236
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	283

		9,039

	Prerefunded — 0.1%
	City of Chicago,
40	GO, AGM, 5.500%, 01/01/15 (p)	41
100	Series A, GO, 4.000%, 12/01/14 (p)	101
120	Cook County, Palos & Orland Township, Consolidated High School District No. 230, Series B, GO, NATL-RE, 5.000%, 12/01/14 (m) (p)	121
100	Counties of McHenry & Kane, Community Consolidated School District No. 158, GO, NATL-RE, FGIC, Zero Coupon, 01/01/15 (p)	100
50	Metropolitan Pier & Exposition Authority, Dedicated State Tax, McMormick Place Expansion, Series A, Rev., 5.500%, 06/15/15 (p)	52

		415

	Total Illinois	11,715

	Indiana — 1.8%
	Certificate of Participation/Lease — 0.0% (g)
60	City of Indianapolis, COP, 2.550%, 06/15/15	61

	General Obligation — 0.4%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, GO, 1.750%, 06/01/25	1,867
65	Indiana Bond Bank, Special Program, Adams County Memorial Hospital Project, Series D, GO, 3.000%, 02/01/15	66

		1,933

	Other Revenue — 1.4%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	271
50	Evansville-Vanderburgh School Building Corp., Rev., AGM, 5.000%, 07/10/15	52
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20 (m)	116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	585
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	365
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	890
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	500
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	256
1,500	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 11/01/27	1,554
	Indiana Housing & Community Development Authority, Home First Program,
340	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	367
390	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	427
50	Indiana Transportation Finance Authority, Highway, Series B, Rev., NATL-RE, 5.500%, 12/01/14 (m)	51
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16 (m)	347
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	117
780	Monroe County Jail, Law Enforcement & Governmental Space Building Corp., Rev., 2.000%, 08/01/15	791

		6,689

	Total Indiana	8,683

	Iowa — 0.3%
	Other Revenue — 0.3%
50	City of Iowa, Water Revenue, Series C, Rev., 1.500%, 07/01/15	51
395	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	433
330	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	354
395	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14	396

	Total Iowa	1,234

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kansas — 0.4%
	Housing — 0.1%
310	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38 (m)	320

	Other Revenue — 0.2%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	289
25	Kansas Development Finance Authority, Transportation Revolving Fund, Series TR, Rev., 2.500%, 10/01/15	26
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18 (m)	516
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16 (m)	246
50	Wyandotte County-Kansas City Unified Government, Board of Public Utilities, Utility System Improvement, Series B, Rev., 4.000%, 09/01/14	50

		1,127

	Prerefunded — 0.1%
50	City of Baldwin City, GO, 4.250%, 11/01/14 (p)	51
300	Counties of Reno & Labette, Single Family Mortgage Revenue, Rev., Zero Coupon, 12/01/15 (m) (p)	299

		350

	Total Kansas	1,797

	Kentucky — 0.7%
	Other Revenue — 0.7%
300	City of Russell, Bon Secours Health System, Inc., Rev., 4.000%, 11/01/15	312
75	Commonwealth of Kentucky, State Property & Buildings Commission, Projects No. 90, Rev., 4.125%, 11/01/14 (m)	75
205	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	225
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,569
50	Owensboro Independent School District Finance Corp., School Building, Rev., 3.500%, 09/01/15	52

	Total Kentucky	3,233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — 0.9%
	General Obligation — 0.0% (g)
135	City of New Orleans, GO, NATL-RE, 5.250%, 12/01/14 (m)	136

	Other Revenue — 0.9%
520	City of Bossier, Rev., 4.125%, 10/01/43	531
500	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/18	567
55	Jefferson Sales Tax District, Special Sales Tax, Series B, Rev., AMBAC, 5.000%, 12/01/14 (m)	56
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	1,014
40	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/COLL, 2.850%, 06/01/29	40
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/40	1,008
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	119
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,098

		4,433

	Total Louisiana	4,569

	Maine — 0.6%
	General Obligation — 0.0% (g)
65	City of Westbrook, GO, 3.000%, 12/01/14	66

	Other Revenue — 0.6%
880	Maine Educational Loan Authority, Supplemental Education Loan Program, Series A-1, Class A, Rev., AGC, 1.850%, 12/01/14	883
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	114
	Maine State Housing Authority,
755	Series A-1, Rev., AMT, 4.500%, 11/15/28	795
850	Series B, Rev., 4.000%, 11/15/43	930

		2,722

	Prerefunded — 0.0% (g)
95	Maine Municipal Bond Bank, Department of Transportation, Series A, Rev., 3.500%, 09/01/14 (m) (p)	95

	Total Maine	2,883

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — 0.3%
	General Obligation — 0.0% (g)
100	State of Maryland, State & Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17 (m)	114

	Other Revenue — 0.3%
40	Community Development Administration, Rev., 3.900%, 09/01/14	40
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17 (m)	112
540	Rev., GRAN, 5.250%, 03/01/19 (m)	639
660	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	721

		1,512

	Total Maryland	1,626

	Massachusetts — 2.6%
	General Obligation — 0.1%
50	City of Kingston, GO, 4.000%, 11/15/14	50
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20 (m)	353
110	Series C, GO, NATL-RE, 5.500%, 11/01/17 (m)	127

		530

	Other Revenue — 2.3%
110	Martha’s Vineyard Land Bank, Rev., AMBAC, 5.000%, 05/01/15 (m)	113
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	847
500	Series J, Rev., AMT, 5.000%, 07/01/18	564
483	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.000%, 11/03/14 (m)	484
625	Massachusetts Health & Educational Facilities Authority, Harvard University Issue, Series A, Rev., 5.000%, 07/15/36 (m)	648
225	Massachusetts Health & Educational Facilities Authority, Healthy System, Catholic Health East Issue, Rev., 5.000%, 11/15/14	227
	Massachusetts Housing Finance Agency, Construction Loan Notes,
200	Series C, Rev., 0.950%, 12/01/15	201
1,487	Series F, Rev., 0.650%, 12/01/14	1,487
	Massachusetts Housing Finance Agency, Single Family Housing,
100	Series 146, Rev., 2.350%, 12/01/14	100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,000	Series 167, Rev., FNMA, 4.000%, 12/01/43	1,099
2,000	Series 169, Rev., 4.000%, 12/01/44	2,202
	Springfield Water & Sewer Commission,
1,475	Series A, Rev., 4.000%, 07/15/31	1,581
1,520	Series A, Rev., 4.000%, 07/15/32	1,617

		11,170

	Prerefunded — 0.2%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	778

	Total Massachusetts	12,478

	Michigan — 2.2%
	General Obligation — 1.1%
500	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	558
50	Counties of Montcalm, Kent & Ionia, Greenville Public Schools, Unlimited Tax, GO, Q-SBLF, 5.250%, 05/01/15	52
525	Counties of Washtenaw & Wayne, School District, GO, AGM, Q-SBLF, 5.000%, 05/01/16	540
75	County of Oakland, School District, Building & Site, GO, AGM, Q-SBLF, 3.750%, 05/01/15 (m)	77
100	County of St. Clair, GO, 3.000%, 04/01/15	101
130	Detroit City School District, Wayne County, School Building & Site Improvement, GO, AGM, Q-SBLF, 5.000%, 05/01/15 (m)	133
1,040	Goodrich Area School District, GO, VAR, AGM, Q-SBLF, 5.000%, 05/01/19	1,073
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	633
650	GO, 5.000%, 05/01/19	752
930	GO, 5.000%, 05/01/20	1,086
140	Utica Community Schools, GO, Q-SBLF, 2.000%, 05/01/15	142
110	Zeeland Public Schools, GO, NATL-RE, 5.000%, 05/01/15	113

		5,260

	Other Revenue — 1.0%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/18 (m)	319
160	County of Wayne, Can Buren Township Downtown Development Authority, Tax Increment Revenue, Rev., AGM, 2.000%, 10/01/14	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,033
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28 (m)	230
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Class A, Rev., VAR, 4.000%, 06/01/16	318
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	445
385	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	416
750	Michigan Strategic Fund, Cadillac Place Office Building Project, Rev., 5.000%, 10/15/14	754
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16 (m)	1,324

		4,999

	Special Tax — 0.1%
300	City of Detroit, Wayne County Stadium Authority, Rev., 5.000%, 10/01/14	301

	Total Michigan	10,560

	Minnesota — 1.1%
	General Obligation — 0.1%
50	County of Wright, Minnesota County Credit Enhancement Program, Series A, GO, 4.000%, 12/01/14	51
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	104
100	Series B, GO, 5.000%, 10/01/18	117
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	169
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15 (m)	102

		543

	Housing — 0.0% (g)
174	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40 (m)	179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.0%
365	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	390
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
345	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	368
310	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	331
530	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	566
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
175	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	187
365	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	389
200	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/31	214
	Minnesota Housing Finance Agency, Residential Housing Finance,
625	Series A, Rev., 4.000%, 07/01/38	688
985	Series B, Rev., 4.000%, 01/01/38	1,086
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	331

		4,550

	Total Minnesota	5,272

	Mississippi — 0.2%
	General Obligation — 0.1%
50	Rankin County School District, School Refunding, GO, AGM, 5.000%, 10/01/14	50
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21 (m)	185
80	State of Mississippi, Capital Improvement Issue, Series B, GO, 5.000%, 12/01/14 (m)	81

		316

	Other Revenue — 0.1%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	636

	Total Mississippi	952

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — 0.9%
	General Obligation — 0.0% (g)
100	St Louis Board of Education, Series A, GO, AGM, Zero Coupon, 04/01/15	100

	Other Revenue — 0.7%
50	City of Columbia, Water & Electric System, Series A, Rev., AGM, 4.000%, 10/01/14	50
50	Kansas City, Metropolitan Community Colleges Building Corp., Improvement Leasehold-Junior College, Rev., NATL-RE, 5.000%, 07/01/15	52
50	Missouri Development Finance Board, Cultural Facilities, The Nelson Gallery Foundation, Series A, Rev., 5.000%, 12/01/14	50
120	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	128
800	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program, Series A, Rev., 4.000%, 11/01/41	883
180	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	196
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	269
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	384
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	793
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/16 (m) (p)	108
250	St. Louis Municipal Finance Corp., City Justice Center Leasehold, Rev., 3.000%, 02/15/15	253

		3,166

	Prerefunded — 0.2%
400	City of Riverside, L-385 Levee Redevelopemtn Plan Tax Increment, Rev., 5.250%, 05/01/15 (p)	413
560	City of Riverside, Tax Increment, L-385 Levee Project, Rev., 5.000%, 05/01/15 (p)	578

		991

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.0% (g)
250	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/16 (m)	266

	Total Missouri	4,523

	Montana — 0.3%
	Housing — 0.0% (g)
20	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37 (m)	20

	Other Revenue — 0.3%
845	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	901
405	Montana Board of Housing, Single Family Home Ownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	418

		1,319

	Total Montana	1,339

	Nebraska — 0.3%
	Other Revenue — 0.3%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	860
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	346

		1,206

	Prerefunded — 0.0% (g)
125	Central Plains Energy Project, Gas Project, Project No. 1, Rev., 5.000%, 12/01/14 (m) (p)	127

	Total Nebraska	1,333

	Nevada — 0.2%
	General Obligation — 0.1%
	Clark County School District,
100	GO, 5.000%, 06/15/20 (m)	114
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22	115

		229

	Other Revenue — 0.1%
150	County of Clark, Series C, Rev., NATL-RE, 5.000%, 11/01/14 (m)	151
500	County of Clark , Airport System Junior Subordinate Lien, Series C-1, Rev., 2.500%, 07/01/15	510

		661

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
50	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (m) (p)	53
35	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16 (p)	37

		90

	Total Nevada	980

	New Hampshire — 0.4%
	Other Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,033
570	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	595
190	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	202

		1,830

	Prerefunded — 0.0% (g)
65	State of New Hampshire, Federal Highway, Rev., 4.000%, 09/01/14 (p)	65

	Total New Hampshire	1,895

	New Jersey — 2.1%
	Certificate of Participation/Lease — 0.5%
100	County of Hudson, Correctional Facility, COP, AGM, 3.000%, 12/01/14	101
2,160	New Jersey State Transportation Corp., Series A, COP, AMBAC, 5.250%, 09/15/14 (m) (p)	2,164

		2,265

	General Obligation — 0.2%
60	County of Bergen, Ridgewood Township Board of Education, GO, NATL-RE, 3.400%, 10/01/14	60
150	County of Somerset, Borough of Manville, General Improvement, GO, NATL-RE, 4.125%, 06/15/15	154
50	The Township of South Brunswick, GO, 3.000%, 07/15/15	51
180	Township of Maplewood, GO, 4.000%, 10/01/16	194
	Township of Montville,
150	GO, 4.000%, 08/15/18	168
205	GO, 4.000%, 08/15/20	235
50	Township of Wayne, GO, AGM, 3.750%, 11/01/14	50

		912

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.3%
50	Gloucester County Improvement Authority, Series A-1, Rev., 2.000%, 12/01/14	50
50	Middlesex County Utilities Authority, Sewer Revenue, Rev., AGM, 5.125%, 12/01/14	51
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	118
85	Monmouth County Improvement Authority, Capital Equipment Pooled Lease, Rev., 5.000%, 10/01/14	85
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	528
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,057
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	561
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	1,001
760	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	782
1,500	New Jersey Transit Corp., Series A, Rev., 5.000%, 09/15/18	1,708
50	New Jersey Transportation Trust Fund Authority, Rev., NATL-RE, 5.250%, 12/15/14 (m)	51
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	113
75	Series B, Rev., NATL-RE, 5.250%, 12/15/14 (m)	76
100	Passaic Valley Water Commission, Water Supply System, Series C, Rev., AGM, 4.000%, 12/01/14	101
75	State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue, Series 1A, Rev., 5.000%, 12/01/14 (m)	76

		6,358

	Prerefunded — 0.1%
75	New Jersey Economic Development Authority, Series I, Rev., 5.000%, 09/01/14 (m) (p)	75
200	New Jersey EDA, School Facilities Construction, Series T-5, Class T, Rev., VAR, AGM, 5.000%, 09/01/14 (m) (p)	200

		275

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.0% (g)
140	New Jersey Transportation Trust Fund Authority, Series B, Rev., NATL-RE, 5.500%, 12/15/15 (m)	149

	Total New Jersey	9,959

	New Mexico — 0.3%
	Housing — 0.0% (g)
70	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I-B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28 (m)	70

	Other Revenue — 0.3%
	New Mexico Finance Authority, State Transportation, Senior Lien,
75	Series A-1, Rev., 4.000%, 12/15/14	76
100	Series B, Rev., 5.000%, 06/15/24	116
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	119
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
655	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	731
130	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	143

		1,185

	Prerefunded — 0.0% (g)
50	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund, Series D, Rev., AMBAC, 5.000%, 06/01/15 (p)	52

	Total New Mexico	1,307

	New York — 3.0%
	General Obligation — 0.6%
50	City of Auburn, Series A, GO, AMBAC, 4.125%, 06/01/15	51
50	City of New York, Series G, GO, AGM, 4.000%, 12/01/14 (m)	51
135	City of New York, Unrefunded Balance, Series C, GO, 5.000%, 08/01/16	141
80	County of Dutchess, Public Improvement, GO, 2.000%, 12/01/14	80
300	County of Suffolk, GO, 2.000%, 09/12/14	300
800	Hilton Central School District, GO, 4.000%, 06/15/16	851
	New York City,
135	Series A, GO, AGM, 5.000%, 08/01/15 (m)	141
155	Series B, GO, 5.000%, 08/01/16	169
100	Series E-1, GO, 5.250%, 10/15/17 (m)	114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
100	Town of Oyster Bay, Public Improvement, Series A, GO, 4.000%, 03/15/16	105
50	Town of Wantagh, Union Free School District, GO, NATL-RE, 3.750%, 09/01/14 (m)	50
500	Utica School District, GO, 1.375%, 01/31/15	502
50	Village of East Hills, GO, 3.000%, 12/01/14	50

		2,605

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
100	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., AGC, 3.000%, 10/01/14 (m)	100

	Other Revenue — 2.1%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	335
125	Long Island Power Authority, Electric System, Series A, Rev., AGM, LIQ: UBS AG, Zero Coupon, 06/01/15 (m)	125
	Metropolitan Transportation Authority,
50	Series A, Rev., NATL-RE, 4.000%, 11/15/14 (m)	50
300	Series B4, Rev., VAR, 5.000%, 11/15/14 (m)	303
	Metropolitan Transportation Authority, Transportation,
50	Series D, Rev., 4.000%, 11/15/14	51
1,000	Subseries 2002D - 2A, Rev., 0.578%, 11/01/32	1,000
100	New York City Housing Development Corp., Multi-Family Housing, Series E, Rev., 2.600%, 11/01/15	103
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,063
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	203
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18 (m)	111
50	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-2, Rev., 5.000%, 07/15/15 (m)	52
	New York Mortgage Agency, Homeowner Mortgage,
2,645	Series 116, Rev., 4.800%, 10/01/34 (m)	2,663
600	Series 152, Rev., 3.750%, 09/18/14 (m) (p)	602

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	1,813
365	New York State Housing Finance Agency, Affordable Housing, Series A, Rev., 1.500%, 05/01/17	373
50	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/14 (m)	50
50	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 4.000%, 12/15/14 (m)	51
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	166
140	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.000%, 11/15/14 (m)	141
500	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Subseries B-2, Rev., 5.000%, 11/15/27 (m)	505

		9,760

	Prerefunded — 0.1%
	City of New York,
5	Series C, GO, 5.000%, 08/01/15 (p)	5
75	Series E, GO, AGM, 5.000%, 11/01/14 (p)	76
50	Haverstraw-Stony Point Central School District, GO, 3.000%, 05/01/15 (p)	51
	New York State Environmental Facilities Corp., State Personal Income Tax,
50	Series A, Rev., 5.000%, 12/15/14 (m) (p)	50
50	Series A, Rev., 5.250%, 12/15/14 (m) (p)	51
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (m) (p)	122
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	101

		456

	Special Tax — 0.0% (g)
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19 (m)	112

	Transportation — 0.0% (g)
150	Metropolitan Transportation Authority, Series A, Rev., AMBAC, 5.500%, 11/15/14 (m)	152

	Water & Sewer — 0.2%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40 (m)	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22 (m)	808

		1,073

	Total New York	14,258

	North Carolina — 0.9%
	Certificate of Participation/Lease — 0.0% (g)
75	City of Charlotte, Cultural Arts Facilities, Series E, COP, 3.000%, 06/01/15	76

	General Obligation — 0.2%
200	County of Wake, Series D, GO, 4.000%, 02/01/15 (m)	203
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	205
200	New Hanover County, GO, 5.000%, 12/01/20	243

		651

	Housing — 0.0% (g)
45	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39 (m)	47

	Other Revenue — 0.7%
50	Appalachian State University, Rev., NATL-RE, 4.000%, 07/15/15	52
50	City of High Point, Combined Enterprise System, Rev., AGM, 3.500%, 11/01/14	50
130	Elizabeth City, State University, Series A, Rev., AGM, 4.000%, 04/01/15	133
	North Carolina Eastern Municipal Power Agency, Power System,
300	Series B, Rev., 5.000%, 01/01/15 (m)	305
100	Series D, Rev., 5.000%, 01/01/15	102
	North Carolina Housing Finance Agency, Home Ownership,
550	Series 1, Rev., 4.500%, 07/01/28	580
105	Series 2, Rev., 1.600%, 07/01/15	106
280	Series 2, Rev., 4.250%, 01/01/28	294
1,000	Person County Industrial Facilities & Pollution Control Financing Authority, Power & Light Co. Project, Series A, Class A, Rev., VAR, AMBAC, 0.148%, 11/01/18	968
1,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Company Project, Rev., VAR, AMBAC, 0.088%, 10/01/22 (m)	875

		3,465

	Total North Carolina	4,239

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Dakota — 0.6%
	Housing — 0.1%
195	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28 (m)	208

	Other Revenue — 0.5%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
660	Series A, Rev., 3.750%, 07/01/42	722
750	Series A, Rev., 4.000%, 07/01/34	824
550	Series B, Rev., 4.500%, 01/01/28	589
400	Series D, Rev., 4.250%, 07/01/28	433

		2,568

	Total North Dakota	2,776

	Ohio — 1.3%
	General Obligation — 0.2%
55	City of Cincinnati, School District, Classroom Construction & Improvement, GO, NATL-RE, 5.000%, 12/01/14 (m)	56
50	Counties of Butler & Preble, Talawanda City School District, School Improvement, GO, 4.000%, 12/01/14	51
100	Counties of Clark & Miami, Tecumseh Local School District, Various Purpose, GO, Zero Coupon, 12/01/15	99
50	County of Cuyahoga, Various Purpose, Limited Tax, Series A, GO, 2.500%, 12/01/14	50
100	County of Mercer, Adult Detention Facility, GO, AGM, 3.500%, 12/01/14	101
155	County of Warren, Lebanon City School District, Unlimited Tax, Various Purpose, School Improvement, GO, 2.000%, 12/01/14	156
150	Olentangy Local School District, GO, AGM, 3.750%, 12/01/14 (m)	151
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	134
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16 (m)	241
50	State of Ohio, Third Frontier Research & Development, Series B, GO, 3.000%, 11/01/14	50

		1,089

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
270	City of Toledo, Series A, GO, 3.000%, 12/01/14	272

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.0%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	228
50	City of Akron, Rev., AGM, 2.000%, 12/01/14	50
100	City of Cincinnati, Series B, Rev., 4.000%, 12/01/14	101
50	City of Cleveland, Series A, Rev., 2.000%, 12/01/14	50
500	City of Cleveland, Ariport System, Series A, Rev., AMBAC, 5.000%, 01/01/15	508
60	County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project, Series A, Rev., 4.000%, 11/01/15	63
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	212
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/01/23	1,055
	Ohio Housing Finance Agency, Single Family Mortgage,
185	Series 1, Rev., 5.000%, 11/01/28	199
185	Series 1, Rev., GNMA/FNMA/COLL, 4.800%, 11/01/28	200
680	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	740
410	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	452
140	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Rev., 4.000%, 10/01/14	140
	Ohio State University,
100	Rev., 2.000%, 12/01/14	100
75	Series A, Rev., 5.000%, 12/01/14	76
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	124
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15 (m)	159
75	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.000%, 12/15/14	76
50	State of Ohio, Treasurer of State, Parks and Recreation Capital Facilities, Series A, Rev., AGM, 4.000%, 12/01/14 (m)	51
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	231

		4,815

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	41

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
50	State of Ohio, Revitalization Project, Series A, Rev., 4.000%, 10/01/14 (p)	50

	Total Ohio	6,226

	Oklahoma — 0.2%
	Other Revenue — 0.1%
50	Oklahoma Capital Improvement Authority, State Highway Capital Improvement, Series A, Rev., 2.000%, 07/01/15	51
105	Oklahoma Department of Transportation, Series A, Rev., NATL-RE, 5.625%, 09/01/15 (m)	111
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
205	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	223
210	Series B, Rev., 4.500%, 09/01/27	227

		612

	Prerefunded — 0.1%
150	Oklahoma Capital Improvement Authority, State Agency Facilities, Series A, Rev., NATL-RE, 5.000%, 09/01/14 (m) (p)	150
50	Oklahoma Capital Improvement Authority, State Facilities, Higher Education Projects, Series F, Rev., AMBAC, 5.000%, 07/01/15 (m) (p)	52

		202

	Total Oklahoma	814

	Oregon — 0.9%
	Certificate of Participation/Lease — 0.0% (g)
75	State of Oregon, Department of Administrative Services, Series C, COP, 3.000%, 11/01/14	75

	Other Revenue — 0.9%
50	City of Hillsboro, Oregon Water System, Rev., 3.000%, 12/01/14	50
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/19 (p)	116
375	Series A, Rev., 5.000%, 04/01/18	431
965	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	1,061
200	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., GNMA/FNMA/FHLMC, 1.650%, 01/01/17	202

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,000	Oregon State Lottery, Series A, Rev., AGM, 5.000%, 04/01/17 (m) (p)	1,116
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,179

		4,155

	Prerefunded — 0.0% (g)
55	State of Oregon, Department of Transportation, Highway User Tax Revenue, Series A, Rev., 5.000%, 11/15/14 (m) (p)	56

	Total Oregon	4,286

	Pennsylvania — 0.8%
	General Obligation — 0.1%
90	Borough Of Etna, GO, 3.000%, 12/15/14	91
50	Cheltenham Township, Series B, GO, 4.000%, 10/01/14	50
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20 (m)	121
190	GO, NATL-RE, 5.375%, 07/01/16 (m)	208
100	North Pocono School District, Series A, GO, NATL-RE, 5.000%, 09/15/14 (m)	100

		570

	Other Revenue — 0.6%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	301
50	Allegheny County Sanitary Authority, Series A, Rev., NATL-RE, 5.000%, 12/01/14 (m)	51
150	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14 (m)	152
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	423
400	Series A, Rev., 5.000%, 07/15/17	442
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
250	Series 112, Rev., 5.000%, 04/01/28	268
425	Series 96-B, Rev., 3.950%, 10/01/16	450
50	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Refunding, Series B, Rev., AMBAC, 4.000%, 12/01/14	50
700	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/15	720

		2,857

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
500	Centre County Hospital Authority, Mount Nittany Medical Center Project, Rev., AGC, 5.875%, 11/15/14 (p)	506
70	County of Butler, Slippery Rock Area School District, GO, AGC, 2.500%, 10/01/14 (p)	70
65	New Kensington Municipal Authority, Sewer, Rev., AGM, 5.000%, 12/01/14 (p)	66

		642

	Total Pennsylvania	4,069

	South Carolina — 0.9%
	General Obligation — 0.0% (g)
50	State of South Carolina, Capital Improvement, Series A, GO, 4.000%, 10/01/14 (m)	50

	Other Revenue — 0.9%
	Allendale County School District,
100	Rev., 2.000%, 12/01/14	100
175	Rev., 2.000%, 12/01/15	178
75	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District, South Carolina Project, Rev., 5.250%, 12/01/15 (m) (p)	80
450	Lexington County Health Services District, Inc., Rev., 4.000%, 11/01/14	453
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	264
15	South Carolina Jobs-Economic Development Authority, Anmed Health Project, Rev., 3.000%, 02/01/15	15
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,047
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,017
50	South Carolina Transportation Infrastructure Bank, Series A, Rev., 5.000%, 10/01/14	50

		4,204

	Total South Carolina	4,254

	South Dakota — 0.8%
	Other Revenue — 0.8%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	521

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	South Dakota Housing Development Authority, Home Ownership Mortgage,
125	Series B, Rev., 2.800%, 05/01/15	127
875	Series D, Rev., AMT, 4.000%, 11/01/29	931
1,365	Series F, Rev., 4.000%, 11/01/44	1,496
180	South Dakota Housing Development Authority, Home Ownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	193
550	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	593

	Total South Dakota	3,861

	Tennessee — 0.6%
	Other Revenue — 0.6%
75	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	76
	Tennessee Housing Development Agency, Home Ownership Program,
305	Series 1A, Rev., AMT, 4.500%, 07/01/31	328
275	Series 1A, Rev., AMT, 4.500%, 01/01/38	296
	Tennessee Housing Development Agency, Housing Finance Program,
170	Series A, Rev., 4.500%, 01/01/28	181
345	Series B, Rev., 4.500%, 01/01/28	373
1,430	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,572

	Total Tennessee	2,826

	Texas — 4.7%
	General Obligation — 2.3%
100	Allen Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/15	102
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	120
150	City of El Paso, GO, 5.000%, 08/15/18 (m)	173
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	494
750	County of Brazoria, Alvin Independent School District, Series B, GO, 3.000%, 02/15/36	797
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	297
815	GO, PSF-GTD, Zero Coupon, 08/15/19	757
135	GO, PSF-GTD, Zero Coupon, 08/15/20	121

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	43

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
460	Crandall Independent School District, Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	455
650	Dallas County Community College District, GO, 5.000%, 02/15/16 (m)	695
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20 (m)	220
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	437
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	200
3,630	Northside Independent School District, School Building, GO, VAR, 2.125%, 08/01/40	3,631
170	State of Texas, GO, 5.000%, 04/01/16	183
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	209
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, GO, 4.000%, 07/01/17	2,165
100	Tomball Independent School District, School Building, GO, AGC, PSF-GTD, 5.000%, 02/15/34 (m)	110

		11,166

	Other Revenue — 1.9%
50	City of Conroe, Water & Sewer System, Rev., 1.750%, 11/15/14	50
60	City of Denton, Utility System, Rev., NATL-RE, 4.000%, 12/01/14	61
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22 (m)	176
55	Cleburne 4B Economic Development Corp., Rev., 4.000%, 02/15/15	56
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19 (m)	56
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,000
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	164
50	Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series A, Rev., 5.000%, 11/15/14	51
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	410
795	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	865

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien,
100	Series A, Rev., 5.000%, 12/15/14 (m)	101
65	Series A, Rev., 5.000%, 12/15/15 (m)	69
5,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Rev., 4.000%, 01/01/18	5,329
440	Texas Transportation Commission, Turnpike System, First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	441
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17 (m)	110

		8,939

	Prerefunded — 0.3%
500	Cedar Hill Independent School District, Capital Appreciation, GO, Zero Coupon, 08/15/15 (p)	260
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (p)	222
50	City of New Braunfels, GO, AMBAC, 5.000%, 10/01/14 (p)	50
60	Harris County Flood Control District, Contract Tax & Refunding, Series A, GO, 5.250%, 10/01/14 (m) (p)	60
750	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.000%, 12/01/14 (p)	760
180	Pearland Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/15 (p)	184
15	State of Texas, GO, 5.000%, 04/01/16 (p)	16

		1,552

	Special Tax — 0.1%
	City of Irving, Hotel Occupancy Tax,
190	Series B, Rev., 2.000%, 08/15/15	191
295	Series B, Rev., 2.000%, 08/15/17	298

		489

	Utility — 0.1%
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16 (m)	291
230	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15 (m)	239

		530

	Total Texas	22,676

	Utah — 0.0% (g)
	General Obligation — 0.0% (g)
145	State of Utah, Series A, GO, 5.000%, 07/01/20	175

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
55	Alpine School District, Series B, GO, 5.000%, 09/15/14 (m) (p)	55

	Total Utah	230

	Vermont — 0.7%
	Other Revenue —0.7%
390	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	420
	Vermont Housing Finance Agency, Multiple Purpose,
2,000	Series B, Rev., 4.000%, 11/01/44	2,189
550	Series B, Rev., AMT, 4.125%, 11/01/42	565
275	Vermont Housing Finance Agency, Single Family Mortgage, Series 23, Rev., AMT, AGM, 4.300%, 11/01/16	276

	Total Vermont	3,450

	Virgin Islands —0.2%
	Other Revenue —0.2%
	Virgin Islands Public Finance Authority, Gross Receipts, Taxes Loan Notes,
590	Rev., AGM, 5.000%, 10/01/14	592
400	Rev., NATL-RE, FGIC, 5.000%, 10/01/14	401

	Total Virgin Islands	993

	Virginia — 0.3%
	General Obligation — 0.0% (g)
50	City of Virginia Beach, Public Improvement, GO, 4.000%, 10/01/14	50

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16 (m)	612

	Other Revenue —0.1%
50	City of Virginia Beach, Water and Sewer System, Rev., 5.000%, 10/01/14 (m)	50
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16 (m)	109
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	179
175	Series B, Rev., 5.000%, 11/01/26	204

		542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.1%
100	Virginia Resources Authority, Infrastructure Revenue, Pooled Financing Program, Series B, Rev., 5.000%, 11/01/15 (p)	106
50	Virginia Public School Authority, Rev., 4.000%, 12/01/14 (p)	50

		156

	Total Virginia	1,360

	Washington — 0.8%
	General Obligation — 0.2%
75	City of Vancouver, GO, NATL-RE, 5.250%, 12/01/14	76
50	County of Clark, Camas School District No. 117, GO, AMBAC, 5.250%, 12/01/14	51
100	County of Clark, Evergreen School District No.114, Unlimited Tax, GO, 2.250%, 12/01/14	101
50	County of Douglas, Eastmont School District No. 206, Unlimited Tax, GO, NATL-RE, 5.000%, 12/01/14	51
50	County of King, Highline School District No. 401, Unlimited Tax, GO, 3.500%, 12/01/14 (m)	50
50	County of King, Renton School District No. 403, Unlimited Tax, GO, AGM, 5.000%, 12/01/14	51
50	County of Pierce, Bethel School District No. 403, GO, NATL-RE, 5.000%, 12/01/14 (m)	51
50	County of Pierce, University Place School District No. 83, GO, AGM, 4.000%, 12/01/14 (m)	50
50	County of Snohomish, Edmonds School District No. 15, Unlimited Tax, GO, 3.500%, 12/01/14	50
100	County of Snohomish, Mukilteo School District No. 6, Unlimited Tax, GO, NATL-RE, 5.000%, 12/01/14	101
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	119

		751

	Other Revenue — 0.6%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	405
60	City of Seattle, Solid Waste, Rev., 5.000%, 02/01/15	61
90	City of Tacoma, Conservation System Project, Rev., 5.000%, 12/01/14 (m)	91
55	Conservation & Renewable Energy System, Conservation Project, Rev., 5.000%, 10/01/14 (m)	55

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	45

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	379
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	131
	Seattle City Housing Authority,
205	Rev., 0.750%, 09/15/14 (w)	205
205	Rev., 1.000%, 09/15/15	206
50	Snohomish County Public Utility District No. 1, Generation System Revenue, Series A, Rev., 4.000%, 12/01/14	51
25	State of Washington, Federal Highway, SR 520 Corridor Program, Series C, Rev., GAN, 5.000%, 09/01/15	26
990	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/COLL, 4.250%, 10/01/32	1,077

		2,687

	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	116
50	Skagit County Public Hospital District No. 1, Series A, GO, BHAC-CR, MBIA , NATL-RE, 5.500%, 12/01/14 (p)	51
100	Skagit Public Hospital, District No. 001, GO, BHAC-CR, MBIA, 5.375%, 12/01/14 (p)	101

		268

	Total Washington	3,706

	West Virginia — 0.3%
	Other Revenue — 0.3%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Class A, Rev., VAR, 2.250%, 09/01/16	1,014
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	501

		1,515

	Prerefunded — 0.0% (g)
100	Ohio County Board of Education, Public School, GO, NATL-RE, 5.250%, 06/01/15 (m) (p)	104

	Total West Virginia	1,619

	Wisconsin — 0.2%
	General Obligation — 0.0% (g)
50	County of Marathon, Series A, GO, 3.000%, 12/01/14	50

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	112

		162

	Other Revenue — 0.2%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	318
	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc.,
250	Series A, Rev., 2.000%, 07/01/15	254
100	Series A, Rev., 3.000%, 07/01/16	104

		676

	Prerefunded — 0.0% (g)
50	City of New Berlin, Rev., AGM, 3.300%, 12/01/14 (p)	50

	Total Wisconsin	888

	Wyoming — 0.2%
	Other Revenue — 0.2%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	684
395	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	400

	Total Wyoming	1,084

	Total Municipal Bonds (Cost $218,772)	222,377

Preferred Security — 0.1% (x)
	Financials — 0.1%
	Capital Markets — 0.1%
200	Credit Suisse Group AG, (Switzerland), 7.500%, 12/11/23 (e) (m) (Cost $225 )	217

Quarterly Demand Notes — 2.2%
	Pennsylvania — 0.9%
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, Rev., VAR, 0.400%, 10/01/14	1,500
3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VRDO, 0.400%, 11/03/14	3,000

	Total Pennsylvania	4,500

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Quarterly Demand Notes — continued
	Texas — 1.3%
6,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Series 2012, Rev., VAR, 0.450%, 11/03/14	6,000

	Total Quarterly Demand Notes (Cost $10,500)	10,500

Semi-Annual Demand Note — 0.6%
	Mississippi — 0.6%
3,041	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series C, Rev., VAR, 0.350%, 11/03/14 (Cost $3,041 )	3,041

Weekly Demand Notes — 35.3%
	California — 4.1%
5,600	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/04/14	5,600
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.150%, 09/04/14	1,003
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 1.000%, 09/04/14	1,001
2,650	Series M, Rev., VRDO, 0.030%, 09/04/14 (m)	2,650
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.140%, 09/04/14	305
500	Eastern Municipal Water District, Water and Sewer, Series A, COP, VRDO, 0.030%, 09/04/14 (m)	500
6,000	Sacramento Municipal Utility District, Subordinated Electric, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/04/14	6,000
2,500	State of California, Series D, GO, VAR, 0.809%, 09/04/14	2,524

	Total California	19,583

	Florida — 1.9%
2,000	Florida Development Finance Corp., Healthcare Facilities, UF Health- Jacksonville Project, Series B, Rev., 1.000%, 09/04/14	2,000
5,650	Florida Keys Aqueduct Authority, Water, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/04/14	5,650
1,400	JEA Water and Sewer System, Subseries A-1, Rev., VRDO, 0.040%, 09/04/14	1,400

	Total Florida	9,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 2.7%
7,145	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.090%, 09/04/14 (m)	7,145
500	Gwinnett County Housing Authority, Multi-Family Housing, Green Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/04/14 (m)	500
	Private Colleges & Universities Authority, Emory University,
700	Series B, Subseries B-2, Rev., VRDO, 0.030%, 09/04/14 (m)	700
4,600	Series C-4, Rev., VRDO, 0.030%, 09/04/14 (m)	4,600

	Total Georgia	12,945

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.050%, 09/04/14 (m)	850

	Kansas — 1.3%
6,200	Kansas City, Department of Transportation, Series C-1, Rev., VRDO, 0.040%, 09/04/14	6,200

	Maryland — 1.5%
4,650	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series M, Rev., VRDO, 0.040%, 09/04/14 (m)	4,650
2,580	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.040%, 09/04/14 (m)	2,580

	Total Maryland	7,230

	Missouri — 0.8%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.060%, 09/04/14	2,600
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.070%, 09/04/14	1,200

	Total Missouri	3,800

	New Jersey — 0.1%
700	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.750%, 09/04/14	708

	New Mexico — 0.8%
3,955	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.040%, 09/04/14	3,955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	47

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — 1.6%
1,200	City of New York, Fiscal Year 1995, Series B, Subseries B-4, GO, VRDO, 0.080%, 09/04/14 (m)	1,200
925	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.312%, 09/04/14	890
1,000	New York City, Series J-7, GO, VAR, 0.520%, 09/04/14	1,000
2,990	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.050%, 09/04/14	2,990
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/04/14	1,100
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.300%, 09/04/14	150
400	Triborough Bridge & Tunnel Authority, Series CD, Rev., VRDO, AGM, 0.170%, 09/04/14 (m)	400

	Total New York	7,730

	North Carolina — 3.5%
735	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.050%, 09/04/14 (m)	735
3,690	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/04/14 (m)	3,690
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 09/04/14 (m)	1,055
1,000	Guilford County, GO, VRDO, 0.040%, 09/04/14	1,000
3,350	North Carolina Capital Facilities Finance Agency, Elon University, Series 2010, Rev., VRDO, 0.040%, 09/04/14	3,350
1,600	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/04/14	1,600
5,540	North Carolina State University, Series B, Rev., VRDO, 0.040%, 09/04/14 (m)	5,540

	Total North Carolina	16,970

	Ohio — 0.7%
1,800	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/04/14	1,800
770	County of Franklin, Hospital Facilities, U.S. Health Corp. of Columbus, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/04/14 (m)	770

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — continued
800	Ohio State University, Series B, GO, VRDO, 0.040%, 09/04/14 (m)	800

	Total Ohio	3,370

	Pennsylvania — 1.9%
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/04/14	5,000
1,000	Downingtown Area School District, Chester County, GO, VRDO, 0.420%, 09/04/14	997
	Pennsylvania Turnpike Commission,
1,155	Series B, Rev., VAR, 0.450%, 09/04/14	1,155
2,000	Series B-1, Rev., 0.500%, 09/04/14	2,001

	Total Pennsylvania	9,153

	Tennessee — 2.8%
3,020	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.070%, 09/04/14 (e)	3,020
5,000	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.060%, 09/04/14 (m)	5,000
5,200	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.040%, 09/04/14 (m)	5,200

	Total Tennessee	13,220

	Texas — 7.8%
1,000	City of Houston, Airport System Revenue, Rev., VRDO, AMT, AGM, 0.240%, 09/04/14	900
9,000	City of Houston, Combined Utility System, First Lien, Series B-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.040%, 09/04/14	9,000
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.730%, 09/04/14	2,014
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VAR, 0.640%, 09/04/14	1,002
6,700	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, 0.030%, 09/04/14	6,700
2,200	Southwest Higher Education Authority, Inc., Southern Methodist University, Rev., VRDO, 0.030%, 09/04/14 (m)	2,200
935	State of Texas, Series C, GO, VRDO, 0.050%, 09/04/14	935
3,130	State of Texas, Veterans’ Housing Assistance Program, GO, VRDO, 0.040%, 09/04/14	3,130
9,750	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A, Rev., VRDO, 0.060%, 09/04/14 (m)	9,750

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
		Texas — continued
1,060		Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/04/14 (m)	1,060
495		University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.030%, 09/04/14 (m)	495

		Total Texas	37,186

		Vermont — 0.8%
3,940		Vermont Housing Finance Agency, Single Family Housing, Series 24-A, Rev., VRDO, AGM, 0.090%, 09/04/14 (m)	3,940

		Virginia — 1.7%
4,800		Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.030%, 09/04/14 (m)	4,800
3,450		Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.040%, 09/04/14 (e) (m)	3,450

		Total Virginia	8,250

		Washington — 1.1%
4,750		County of King, Series A, GO, VRDO, 0.030%, 09/04/14	4,750
315		Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/04/14 (m)	315

		Total Washington	5,065

		Total Weekly Demand Notes (Cost $169,151)	169,205

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
		Put Option Purchased: — 0.0% (g)
—	(h)	Eurodollar, Expiring 12/14/15, at $98.75, American Style	64

NOTIONAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Payer Option Purchased on Interest Rate Swaps: — 0.0% (g)
1,188	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A.	19

	Total Options Purchased (Cost $138)	83

SHARES
Short-Term Investments — 0.5%
	U.S. Treasury Obligations — 0.4%
1,285	U.S. Treasury Bills, 0.030%, 10/02/14 (k) (m) (n)	1,285
740	U.S. Treasury Bills, 0.042%, 01/08/15 (k) (n)	740

	Total U.S. Treasury Obligations	2,025

	Investment Company — 0.1%
364	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	364

	Total Short-Term Investments (Cost $2,389)	2,389

	Total Investments — 103.3% (Cost $491,413)	495,008
	Liabilities in Excess of Other Assets — (3.3)%	(15,595)

	NET ASSETS — 100.0%	$479,413

Percentages indicated are based on net assets.

TBA Short Commitments

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(9,340)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 09/25/44	$(9,299)
(1,868)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 10/25/44	(1,854)
(1,872)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 11/25/44	(1,854)

	(Proceeds received of $12,941)	$(13,007)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	49

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
477	90 Day Eurodollar	12/18/17	$116,030	$125
35	90 Day Eurodollar	03/19/18	8,505	52
82	90 Day Eurodollar	06/18/18	19,909	91
	Short Futures Outstanding
(155)	10 Year U.S. Treasury Note	12/19/14	(19,496)	(60)
(2)	U.S. Ultra Bond	12/19/14	(311)	(3)
(151)	2 Year U.S. Treasury Note	12/31/14	(33,076)	(31)
(367)	5 Year U.S. Treasury Note	12/31/14	(43,613)	(124)
(298)	90 Day Eurodollar	12/14/15	(73,759)	(8)
(234)	90 Day Eurodollar	03/14/16	(57,775)	34
(82)	90 Day Eurodollar	06/13/16	(20,191)	(7)
(318)	90 Day Eurodollar	12/17/18	(77,099)	(140)

				$(71)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
520	BRL	Goldman Sachs International ††	09/22/14	$230	$231	$1
250	CAD	Deutsche Bank AG	09/19/14	229	230	1
261	CAD	Union Bank of Switzerland AG	09/19/14	239	240	1
128,440	CLP	Goldman Sachs International ††	09/22/14	222	218	(4)
235	EUR	Deutsche Bank AG	09/26/14	310	309	(1)
258	EUR	Goldman Sachs International	09/26/14	351	339	(12)
235	EUR	Merrill Lynch International	09/26/14	310	309	(1)
258	EUR	Union Bank of Switzerland AG	09/26/14	351	339	(12)
180	EUR	Deutsche Bank AG	09/29/14	242	237	(5)
471	EUR	Union Bank of Switzerland AG	09/29/14	633	619	(14)
144	GBP	Deutsche Bank AG	09/29/14	242	239	(3)
280	GBP	Union Bank of Switzerland AG	09/29/14	471	465	(6)
370	GBP	TD Bank Financial Group	12/02/14	614	614	— (h)
30,279	JPY	Union Bank of Switzerland AG	09/26/14	296	291	(5)
47,525	JPY	Union Bank of Switzerland AG	11/28/14	464	457	(7)
1,105	NOK	Union Bank of Switzerland AG	10/03/14	174	178	4
4,790	SEK	Union Bank of Switzerland AG	09/29/14	695	685	(10)
				$6,073	$6,000	$(73)

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
520	BRL	Goldman Sachs International ††	09/22/14	$227	$231	$(4)
771	CAD	Royal Bank of Canada	09/19/14	707	709	(2)
270	CAD	Union Bank of Switzerland AG	09/19/14	249	249	—	(h)
128,440	CLP	Goldman Sachs International ††	09/22/14	230	218	12
470	EUR	Goldman Sachs International	09/26/14	629	617	12
1,804	EUR	TD Bank Financial Group	09/26/14	2,476	2,371	105
180	EUR	Deutsche Bank AG	09/29/14	242	237	5
121	EUR	Goldman Sachs International	09/29/14	167	159	8
350	EUR	Union Bank of Switzerland AG	09/29/14	477	460	17
253	EUR	Barclays Bank plc	10/09/14	346	333	13
508	EUR	Union Bank of Switzerland AG	10/09/14	692	668	24
144	GBP	Deutsche Bank AG	09/29/14	241	239	2
280	GBP	Union Bank of Switzerland AG	09/29/14	467	465	2
30,279	JPY	Goldman Sachs International	09/26/14	296	291	5
47,500	JPY	Goldman Sachs International	11/28/14	466	456	10
47,550	JPY	Union Bank of Switzerland AG	11/28/14	467	457	10
64,290	JPY	TD Bank Financial Group	12/02/14	619	618	1
1,105	NOK	State Street Corp.	10/03/14	176	178	(2)
4,790	SEK	Union Bank of Switzerland AG	09/29/14	707	685	22
444	SGD	Credit Suisse International	09/15/14	355	355	—	(h)
366	SGD	Goldman Sachs International	09/15/14	293	293	—	(h)
216	SGD	Union Bank of Switzerland AG	09/15/14	173	173	—	(h)
				$10,702	$10,462	$240

OPTION WRITTEN

Put Option Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.750	12/12/14	141	$(17)

(Premiums received of $26.)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.656%	$60	$2	$(2)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.656	60	2	(2)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/19	0.694	3,630	(61)	55
Barclays Bank plc:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	09/20/19	0.690	3,620	(62)	43
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	09/20/19	0.728	60	(1)	— (h)
BNP Paribas:
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	09/20/19	1.671	620	18	(22)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/19	1.764	2,470	85	(100)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	51

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.162%	$180	$1	$(7)
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	09/20/19	2.453	120	8	(8)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.656	230	6	(10)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.733	122	(13)	13
Deutsche Bank AG, New York:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	09/20/19	2.453	120	8	(10)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	09/20/19	0.728	180	(2)	1
Goldman Sachs International:
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/15	91.307	120	53	(66)
Morgan Stanley Capital Services
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.162	420	2	(18)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	09/20/19	1.253	1,810	18	(40)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	09/20/19	1.253	2,720	28	(60)

					$92	$(233)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259%	$120	$23	$(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259	200	38	(59)
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	943	(99)	76
iTraxx Europe 21.1	1.000% quarterly	06/20/19	0.607	EUR 1,760	(47)	(2)
Citibank, N.A.:
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	490	(51)	59
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259	100	19	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.259	230	43	(59)
Morgan Stanley Capital Services:
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	290	(30)	33
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	580	(61)	73
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	590	(62)	49
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.763	590	(62)	59
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.797	150	1	(24)

					$(288)	$154

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
0930669BD	1.803% semi-annually	3 month LIBOR quarterly	06/17/19	$12,172	$(85)
0915239BD	3 month LIBOR quarterly	3.978% semi-annually	03/01/46	297	41

					$(44)

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.107%		$248	$(22)	$19
CDX.NA.IG.22-V1-FIX-V1	1.000% quarterly	06/20/19	0.568		5,850	(129)	106
CDX.NA.IG.22-V1-FIX-V1	1.000% quarterly	06/20/19	0.568		15,550	(341)	235
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.015	EUR	500	(86)	33

						$(578)	$393

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834%	$50	$(6)	$6
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	80	(9)	10
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	80	(9)	12
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	11.059	60	(3)	5
Deutsche Bank AG, New York:
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	50	(6)	6
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	80	(9)	9
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	80	(9)	10
Goldman Sachs International:
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	03/20/15	123.158	120	(46)	56
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	10.392	60	(2)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	15.503	60	(10)	11
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.948	400	4	15
Union Bank of Switzerland AG:
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	30	(4)	4
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	30	(3)	4
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	30	(3)	4
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	50	(6)	5
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	50	(6)	6
RadioShack Corp., 6.750%, 05/15/19*	5.000% quarterly	09/20/14	233.834	70	(8)	8

					$(135)	$174

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.156%	$150	$(7)	$49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	53

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.107%	$2,050	$184	$(151)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDX	— Credit Default Swap Index
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Notes
GBP	— British Pound
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of August 31, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
LIBOR	— London Interbank Offering Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
NOK	— Norwegian Krone
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured

REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SEK	— Swedish Krona
SGD	— Singapore Dollar
TBA	— To Be Announced
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2014.
XLCA	— Insured by XL Capital Assurance

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay interest in kind (“PIK”) or pay in cash. When applicable, separate rates of such payments are disclosed.
(w)	— When-issued security.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rates for this security is fixed for a period of time and may be structured to adjust thereafter. The dates shown if applicable, reflect the next call date. The coupon rates shown is the rate in effect as of August 31, 2014.

^	— All or a portion of the security is unsettled as of August 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
††	— Non Deliverable Forward

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	55

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$102,581		$494,644
Investments in affiliates, at value	4,503		364

Total investment securities, at value	107,084		495,008
Foreign currency, at value	—		5
Receivables:
Investment securities sold	743		8,731
Investment securities sold — delayed delivery securities	—		17,405
Fund shares sold	252		1,040
Interest and dividends from non-affiliates	1,003		2,210
Dividends from affiliates	—	(a)	—	(a)
Tax reclaims	—		1
Unrealized appreciation on forward foreign currency exchange contracts	—		255
Variation Margin on Centrally Cleared Swaps	—		351
Outstanding swap contracts, at value	—		359

Total Assets	109,082		525,365

LIABILITIES:
Payables:
Due to custodian	489		81
Distributions	43		44
TBA short commitments, at value	—		13,007
Investment securities purchased	1,705		8,303
Investment securities purchased — delayed delivery securities	—		22,879
Fund shares redeemed	761		392
Variation margin on futures contracts	—		20
Unrealized depreciation on forward foreign currency exchange contracts	—		88
Outstanding options written, at fair value	—		17
Outstanding swap contracts, at value	—		697
Accrued liabilities:
Investment advisory fees	3		90
Administration fees	1		14
Shareholder servicing fees	14		85
Distribution fees	23		39
Custodian and accounting fees	33		83
Collateral management fees	—		8
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1
Other	72		104

Total Liabilities	3,144		45,952

Net Assets	$105,938		$479,413

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$102,893	$475,819
Accumulated undistributed (distributions in excess of) net investment income	95	210
Accumulated net realized gains (losses)	(496)	142
Net unrealized appreciation (depreciation)	3,446	3,242

Total Net Assets	$105,938	$479,413

Net Assets:
Class A	$43,764	$127,768
Class C	21,451	18,967
Select Class	40,723	332,678

Total	$105,938	$479,413

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,979	12,433
Class C	1,954	1,862
Select Class	3,703	32,364

Net Asset Value (a):
Class A — Redemption price per share	$11.00	$10.28
Class C — Offering price per share (b)	10.98	10.19
Select Class — Offering and redemption price per share	11.00	10.28
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share	—	—
[net asset value per share/(100% — maximum sales charge)]	$11.43	$10.68

Cost of investments in non-affiliates	$99,135	$491,049
Cost of investments in affiliates	4,503	364
Cost of foreign currency	—	5
Proceeds from short TBAs	—	12,941
Premiums paid on swaps	—	691
Premiums received on swaps	—	1,077
Premium received from option written	—	26

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	57

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,617	$2,482
Dividend income from affiliates	— (a)	— (a)

Total investment income	1,617	2,482

EXPENSES:
Investment advisory fees	177	923
Administration fees	42	192
Distribution fees:
Class A	57	163
Class C	78	72
Shareholder servicing fees:
Class A	57	163
Class C	26	24
Select Class	44	390
Custodian and accounting fees	32	88
Professional fees	42	59
Collateral management fees	—	8
Trustees’ and Chief Compliance Officer’s fees	1	3
Printing and mailing costs	6	18
Registration and filing fees	29	43
Transfer agent fees	23	63
Other	6	33

Total expenses	620	2,242

Less amounts waived	(260)	(590)

Net expenses	360	1,652

Net investment income (loss)	1,257	830

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(93)	883
Futures	—	(722)
Foreign currency transactions	—	(23)
Options written	—	38
Swaps	—	(741)

Net realized gain (loss)	(93)	(565)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	2,082	888
Futures	—	(100)
Foreign currency translations	—	199
Options written	—	(6)
Swaps	—	(295)

Change in net unrealized appreciation/depreciation	2,082	686

Net realized/unrealized gains (losses)	1,989	121

Change in net assets resulting from operations	$3,246	$951

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,257	$2,359	$830	$1,314
Net realized gain (loss)	(93)	(327)	(565)	1,955
Change in net unrealized appreciation/depreciation	2,082	(2,551)	686	(654)

Change in net assets resulting from operations	3,246	(519)	951	2,615

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(561)	(1,092)	(152)	(388)
From net realized gains	—	—	—	(702)
Class C
From net investment income	(207)	(527)	—	(2)
From net realized gains	—	—	—	(106)
Select Class
From net investment income	(461)	(712)	(427)	(822)
From net realized gains	—	—	—	(1,613)

Total distributions to shareholders	(1,229)	(2,331)	(579)	(3,633)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	9,615	6,239	42,435	197,804

NET ASSETS:
Change in net assets	11,632	3,389	42,807	196,786
Beginning of period	94,306	90,917	436,606	239,820

End of period	$105,938	$94,306	$479,413	$436,606

Accumulated undistributed (distributions in excess of) net investment income	$95	$67	$210	$(41)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	59

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,726	$25,862	$43,059	$85,877
Distributions reinvested	527	1,011	124	930
Cost of shares redeemed	(9,882)	(21,761)	(39,683)	(64,038)

Change in net assets resulting from Class A capital transactions	$371	$5,112	$3,500	$22,769

Class C
Proceeds from shares issued	$3,645	$6,864	$3,036	$7,729
Distributions reinvested	196	474	—	85
Cost of shares redeemed	(3,026)	(14,578)	(2,854)	(6,551)

Change in net assets resulting from Class C capital transactions	$815	$(7,240)	$182	$1,263

Select Class
Proceeds from shares issued	$13,281	$40,926	$79,871	$262,426
Distributions reinvested	248	462	304	1,981
Cost of shares redeemed	(5,100)	(33,021)	(41,422)	(90,635)

Change in net assets resulting from Select Class capital transactions	$8,429	$8,367	$38,753	$173,772

Total change in net assets resulting from capital transactions	$9,615	$6,239	$42,435	$197,804

SHARE TRANSACTIONS:
Class A
Issued	896	2,406	4,193	8,365
Reinvested	48	95	12	91
Redeemed	(907)	(2,041)	(3,865)	(6,235)

Change in Class A Shares	37	460	340	2,221

Class C
Issued	336	634	298	757
Reinvested	18	44	—	8
Redeemed	(279)	(1,369)	(280)	(641)

Change in Class C Shares	75	(691)	18	124

Select Class
Issued	1,221	3,809	7,778	25,568
Reinvested	23	43	30	194
Redeemed	(470)	(3,079)	(4,034)	(8,829)

Change in Select Class Shares	774	773	3,774	16,933

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Tax Aware High Income Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.78	$0.14		$0.22	$0.36	$(0.14)	$—		$(0.14)
Year Ended February 28, 2014	11.08	0.29	(f)	(0.30)	(0.01)	(0.29)	—		(0.29)
Year Ended February 28, 2013	10.90	0.33	(f)	0.17	0.50	(0.31)	(0.01)		(0.32)
Year Ended February 29, 2012	10.14	0.37	(f)	0.77	1.14	(0.38)	—	(g)	(0.38)
Year Ended February 28, 2011	10.25	0.44	(f)	(0.11)	0.33	(0.44)	—		(0.44)
Year Ended February 28, 2010	9.15	0.40	(f)	1.10	1.50	(0.40)	—		(0.40)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.76	0.11		0.22	0.33	(0.11)	—		(0.11)
Year Ended February 28, 2014	11.06	0.24	(f)	(0.31)	(0.07)	(0.23)	—		(0.23)
Year Ended February 28, 2013	10.88	0.27	(f)	0.18	0.45	(0.26)	(0.01)		(0.27)
Year Ended February 29, 2012	10.12	0.32	(f)	0.77	1.09	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	10.24	0.39	(f)	(0.12)	0.27	(0.39)	—		(0.39)
Year Ended February 28, 2010	9.15	0.35	(f)	1.09	1.44	(0.35)	—		(0.35)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.78	0.14		0.22	0.36	(0.14)	—		(0.14)
Year Ended February 28, 2014	11.08	0.30	(f)	(0.30)	— (g)	(0.30)	—		(0.30)
Year Ended February 28, 2013	10.89	0.34	(f)	0.18	0.52	(0.32)	(0.01)		(0.33)
Year Ended February 29, 2012	10.13	0.39	(f)	0.76	1.15	(0.39)	—	(g)	(0.39)
Year Ended February 28, 2011	10.24	0.45	(f)	(0.11)	0.34	(0.45)	—		(0.45)
Year Ended February 28, 2010	9.15	0.41	(f)	1.09	1.50	(0.41)	—		(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.00	3.32%	$43,764	0.65%	2.54%	1.21%	7%
10.78	(0.06)	42,508	0.65	2.72	1.26	24
11.08	4.60	38,594	0.64	2.96	1.24	13
10.90	11.48	19,746	0.65	3.54	1.46	19
10.14	3.23	4,021	0.65	4.25	2.05	16
10.25	16.62	2,052	0.65	4.05	2.42	25

10.98	3.06	21,451	1.14	2.05	1.70	7
10.76	(0.58)	20,223	1.15	2.22	1.76	24
11.06	4.14	28,424	1.14	2.46	1.74	13
10.88	10.98	14,510	1.15	3.01	1.94	19
10.12	2.62	2,751	1.15	3.76	2.55	16
10.24	15.98	1,521	1.15	3.54	2.93	25

11.00	3.37	40,723	0.54	2.65	0.96	7
10.78	0.05	31,575	0.55	2.82	1.01	24
11.08	4.81	23,899	0.54	3.10	1.00	13
10.89	11.59	21,340	0.55	3.68	1.25	19
10.13	3.32	18,518	0.55	4.35	1.81	16
10.24	16.62	11,497	0.55	4.18	2.24	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Six Months Ended August 31, 2014 (Unaudited)	$10.27	$0.02	$—	(f)	$0.02	$(0.01)	$—	$(0.01)
Year Ended February 28, 2014	10.32	0.04	0.01		0.05	(0.04)	(0.06)	(0.10)
Year Ended February 28, 2013	10.18	0.06	0.17		0.23	(0.06)	(0.03)	(0.09)
March 1, 2011 (g) through February 29, 2012	10.00	0.06	0.27		0.33	(0.07)	(0.08)	(0.15)

Class C
Six Months Ended August 31, 2014 (Unaudited)	10.20	(0.02)	0.01		(0.01)	—	—	—
Year Ended February 28, 2014	10.28	(0.02)	—	(f)	(0.02)	— (f)	(0.06)	(0.06)
Year Ended February 28, 2013	10.16	— (f)	0.16		0.16	(0.01)	(0.03)	(0.04)
March 1, 2011 (g) through February 29, 2012	10.00	0.01	0.26		0.27	(0.03)	(0.08)	(0.11)

Select Class
Six Months Ended August 31, 2014 (Unaudited)	10.27	0.02	—	(f)	0.02	(0.01)	—	(0.01)
Year Ended February 28, 2014	10.32	0.05	0.01		0.06	(0.05)	(0.06)	(0.11)
Year Ended February 28, 2013	10.18	0.07	0.17		0.24	(0.07)	(0.03)	(0.10)
March 1, 2011 (g) through February 29, 2012	10.00	0.07	0.27		0.34	(0.08)	(0.08)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.28	0.21%	$127,768	0.76%	0.32%	1.12%	112%
10.27	0.45	124,187	0.76	0.40	1.16	186
10.32	2.23	101,867	0.75	0.63	1.20	309
10.18	3.36	69,567	0.75	0.82	1.37	293

10.19	(0.10)	18,967	1.41	(0.33)	1.62	112
10.20	(0.18)	18,813	1.41	(0.25)	1.66	186
10.28	1.49	17,682	1.40	(0.01)	1.70	309
10.16	2.70	16,098	1.40	0.15	1.88	293

10.28	0.23	332,678	0.66	0.42	0.87	112
10.27	0.55	293,606	0.66	0.45	0.90	186
10.32	2.32	120,271	0.65	0.72	0.95	309
10.18	3.43	58,806	0.65	0.83	1.28	293

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C, Select Class	Diversified

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

66	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Tax Aware Income Opportunities Fund at August 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by State or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$5	$5
Municipal Bonds
Alabama
Other Revenue	—	521	—	521
Alaska
Other Revenue	—	1,013	—	1,013
Arizona
Education	—	355	—	355
Hospital	—	112	—	112
Other Revenue	—	881	—	881
Water & Sewer	—	618	—	618

Total Arizona	—	1,966	—	1,966

Arkansas
Housing	—	64	—	64
California
General Obligation	—	843	—	843
Hospital	—	108	—	108
Housing	—	10	—	10
Other Revenue	—	2,171	—	2,171
Prerefunded	—	735	—	735
Utility	—	327	—	327

Total California	—	4,194	—	4,194

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$348	$—	$348
General Obligation	—	538	—	538
Housing	—	36	—	36
Other Revenue	—	522	—	522

Total Colorado	—	1,444	—	1,444

Connecticut
Other Revenue	—	1,860	—	1,860
Delaware
Housing	—	51	—	51
Other Revenue	—	532	—	532

Total Delaware	—	583	—	583

District of Columbia
Other Revenue	—	1,279	—	1,279
Florida
Certificate of Participation/Lease	—	219	—	219
General Obligation	—	230	—	230
Housing	—	537	—	537
Other Revenue	—	8,493	—	8,493

Total Florida	—	9,479	—	9,479

Georgia
Other Revenue	—	3,025	—	3,025
Utility	—	100	—	100

Total Georgia	—	3,125	—	3,125

Guam
Other Revenue	—	226	—	226
Hawaii
General Obligation	—	117	—	117
Idaho
General Obligation	—	897	—	897
Illinois
Education	—	118	—	118
General Obligation	—	895	—	895
Housing	—	101	—	101
Other Revenue	—	2,716	—	2,716
Transportation	—	319	—	319

Total Illinois	—	4,149	—	4,149

Indiana
Other Revenue	—	1,974	—	1,974
Iowa
Housing	—	48	—	48
Kansas
Hospital	—	223	—	223
Housing	—	165	—	165

Total Kansas	—	388	—	388

Kentucky
Housing	—	58	—	58
Other Revenue	—	254	—	254

Total Kentucky	—	312	—	312

68	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Louisiana
Housing	$—	$25	$—	$25
Other Revenue	—	1,374	—	1,374
Transportation	—	143	—	143

Total Louisiana	—	1,542	—	1,542

Maine
Other Revenue	—	802	—	802
Maryland
Special Tax	—	467	—	467
Transportation	—	110	—	110

Total Maryland	—	577	—	577

Massachusetts
Education	—	1,260	—	1,260
Industrial Development Revenue/Pollution Control Revenue	—	151	—	151
Other Revenue	—	4,150	—	4,150
Transportation	—	396	—	396
Water & Sewer	—	128	—	128

Total Massachusetts	—	6,085	—	6,085

Michigan
General Obligation	—	607	—	607
Other Revenue	—	1,479	—	1,479

Total Michigan	—	2,086	—	2,086

Minnesota
Hospital	—	213	—	213
Housing	—	60	—	60
Other Revenue	—	2,133	—	2,133

Total Minnesota	—	2,406	—	2,406

Mississippi
Other Revenue	—	322	—	322
Missouri
General Obligation	—	290	—	290
Housing	—	21	—	21
Other Revenue	—	593	—	593
Transportation	—	479	—	479

Total Missouri	—	1,383	—	1,383

Montana
Housing	—	5	—	5
Other Revenue	—	755	—	755

Total Montana	—	760	—	760

Nebraska
General Obligation	—	750	—	750
Nevada
General Obligation	—	53	—	53
Other Revenue	—	99	—	99

Total Nevada	—	152	—	152

New Hampshire
Other Revenue	—	634	—	634
New Jersey
Other Revenue	—	2,339	—	2,339
Special Tax	—	362	—	362

Total New Jersey	—	2,701	—	2,701

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Mexico
Housing	$—	$11	$—	$11
Other Revenue	—	769	—	769

Total New Mexico	—	780	—	780

New York
General Obligation	—	599	—	599
Other Revenue	—	4,230	—	4,230
Special Tax	—	913	—	913
Water & Sewer	—	444	—	444

Total New York	—	6,186	—	6,186

North Carolina
Housing	—	67	—	67
North Dakota
Industrial Development Revenue/Pollution Control Revenue	—	215	—	215
Other Revenue	—	515	—	515

Total North Dakota	—	730	—	730

Ohio
General Obligation	—	291	—	291
Housing	—	371	—	371
Industrial Development Revenue/Pollution Control Revenue	—	303	—	303
Other Revenue	—	2,858	—	2,858

Total Ohio	—	3,823	—	3,823

Oklahoma
Other Revenue	—	254	—	254
Oregon
General Obligation	—	361	—	361
Other Revenue	—	954	—	954

Total Oregon	—	1,315	—	1,315

Pennsylvania
Industrial Development Revenue/Pollution Control Revenue	—	752	—	752
Other Revenue	—	3,281	—	3,281

Total Pennsylvania	—	4,033	—	4,033

Puerto Rico
Other Revenue	—	56	—	56
Rhode Island
Other Revenue	—	286	—	286
South Carolina
Other Revenue	—	608	—	608
South Dakota
Other Revenue	—	193	—	193
Tennessee
Other Revenue	—	894	—	894
Utility	—	427	—	427

Total Tennessee	—	1,321	—	1,321

70	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Texas
Education	$—	$295	$—		$295
General Obligation	—	1,929	—		1,929
Housing	—	85	—		85
Industrial Development Revenue/Pollution Control Revenue	—	1,202	—		1,202
Other Revenue	—	1,686	—		1,686
Prerefunded	—	21	—		21

Total Texas	—	5,218	—		5,218

Utah
Other Revenue	—	1,193	—		1,193
Vermont
Other Revenue	—	828	—		828
Virginia
Other Revenue	—	832	—		832
Prerefunded	—	18	—		18

Total Virginia	—	850	—		850

Washington
General Obligation	—	184	—		184
Other Revenue	—	1,789	—		1,789

Total Washington	—	1,973	—		1,973

Wisconsin
Other Revenue	—	1,253	—		1,253
Wyoming
Other Revenue	—	542	—		542

Total Municipal Bonds	—	85,348	—		85,348

Preferred Stocks
Materials	—	—	—	(a)	—	(a)
Common Stocks
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	5,917	—		5,917
Consumer Staples	—	1,673	—		1,673
Energy	—	635	—		635
Financials	—	147	—		147
Health Care	—	1,699	—		1,699
Industrials	—	2,657	—		2,657
Information Technology	—	1,819	—		1,819
Materials	—	1,300	—		1,300
Telecommunication Services	—	511	—		511
Utilities	—	870	—		870

Total Loan Assignments	—	17,228	—		17,228

Short-Term Investment
Investment Company	4,503	—	—		4,503

Total Investments in Securities	$4,503	$102,576	$5		$107,084

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$4,889	$4,889
Collateralized Mortgage Obligations
Agency CMO	—	285	—	285
Non-Agency CMO	—	1,164	1,971	3,135

Total Collateralized Mortgage Obligations	—	1,449	1,971	3,420

Commercial Mortgage-Backed Security	—	—	251	251
Corporate Bonds
Consumer Discretionary	—	781	—	781
Consumer Staples	—	210	—	210
Energy	—	615	—	615
Financials	—	184	—	184
Health Care	—	124	—	124
Industrials	—	215	—	215
Information Technology	—	2,716	—	2,716
Materials	—	127	—	127
Telecommunication Services	—	262	—	262
Utilities	—	210	—	210

Total Corporate Bonds	—	5,444	—	5,444

Daily Demand Notes
Alabama	—	1,200	—	1,200
Alaska	—	505	—	505
Arizona	—	1,700	—	1,700
California	—	759	—	759
Delaware	—	1,520	—	1,520
Florida	—	4,795	—	4,795
Illinois	—	300	—	300
Indiana	—	300	—	300
Iowa	—	2,060	—	2,060
Kansas	—	515	—	515
Louisiana	—	865	—	865
Maryland	—	450	—	450
Massachusetts	—	1,870	—	1,870
Michigan	—	2,280	—	2,280
Minnesota	—	1,000	—	1,000
Mississippi	—	3,155	—	3,155
Missouri	—	2,080	—	2,080
New Hampshire	—	2,725	—	2,725
New York	—	7,865	—	7,865
North Carolina	—	1,525	—	1,525
Ohio	—	2,490	—	2,490
Oklahoma	—	1,100	—	1,100
Oregon	—	250	—	250
Pennsylvania	—	3,615	—	3,615
Rhode Island	—	550	—	550
Texas	—	1,050	—	1,050
Virginia	—	1,150	—	1,150
Washington	—	1,400	—	1,400
Wyoming	—	900	—	900

Total Daily Demand Notes	—	49,974	—	49,974

72	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Event-Linked Bonds	$—	$3,013	$—	$3,013
Monthly Demand Notes
California	—	1,002	—	1,002
Vermont	—	741	—	741

Total Monthly Demand Notes	—	1,743	—	1,743

Mortgage Pass-Through Securities	—	18,462	—	18,462
Municipal Bonds
Alabama	—	2,706	—	2,706
Alaska	—	877	—	877
Arizona	—	2,335	—	2,335
Arkansas	—	298	—	298
California	—	10,381	—	10,381
Colorado	—	3,145	—	3,145
Connecticut	—	3,334	—	3,334
Delaware	—	1,368	—	1,368
District of Columbia	—	2,662	—	2,662
Florida	—	18,708	—	18,708
Georgia	—	6,067	—	6,067
Hawaii	—	543	—	543
Illinois	—	11,715	—	11,715
Indiana	—	8,683	—	8,683
Iowa	—	1,234	—	1,234
Kansas	—	1,797	—	1,797
Kentucky	—	3,233	—	3,233
Louisiana	—	4,569	—	4,569
Maine	—	2,883	—	2,883
Maryland	—	1,626	—	1,626
Massachusetts	—	12,478	—	12,478
Michigan	—	10,560	—	10,560
Minnesota	—	5,272	—	5,272
Mississippi	—	952	—	952
Missouri	—	4,523	—	4,523
Montana	—	1,339	—	1,339
Nebraska	—	1,333	—	1,333
Nevada	—	980	—	980
New Hampshire	—	1,895	—	1,895
New Jersey	—	9,959	—	9,959
New Mexico	—	1,307	—	1,307
New York	—	14,258	—	14,258
North Carolina	—	4,239	—	4,239
North Dakota	—	2,776	—	2,776
Ohio	—	6,226	—	6,226
Oklahoma	—	814	—	814
Oregon	—	4,286	—	4,286
Pennsylvania	—	4,069	—	4,069
South Carolina	—	4,254	—	4,254
South Dakota	—	3,861	—	3,861
Tennessee	—	2,826	—	2,826
Texas	—	22,676	—	22,676
Utah	—	230	—	230
Vermont	—	3,450	—	3,450
Virgin Islands	—	993	—	993
Virginia	—	1,360	—	1,360
Washington	—	3,706	—	3,706
West Virginia	—	1,619	—	1,619
Wisconsin	—	888	—	888
Wyoming	—	1,084	—	1,084

Total Municipal Bonds	—	222,377	—	222,377

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Security
Financials	$—	$217	$—	$217
Quarterly Demand Notes
Pennsylvania	—	4,500	—	4,500
Texas	—	6,000	—	6,000

Total Quarterly Demand Notes	—	10,500	—	10,500

Semi-Annual Demand Notes
Mississippi	—	3,041	—	3,041
Weekly Demand Notes
California	—	19,583	—	19,583
Florida	—	9,050	—	9,050
Georgia	—	12,945	—	12,945
Illinois	—	850	—	850
Kansas	—	6,200	—	6,200
Maryland	—	7,230	—	7,230
Missouri	—	3,800	—	3,800
New Jersey	—	708	—	708
New Mexico	—	3,955	—	3,955
New York	—	7,730	—	7,730
North Carolina	—	16,970	—	16,970
Ohio	—	3,370	—	3,370
Pennsylvania	—	9,153	—	9,153
Tennessee	—	13,220	—	13,220
Texas	—	37,186	—	37,186
Vermont	—	3,940	—	3,940
Virginia	—	8,250	—	8,250
Washington	—	5,065	—	5,065

Total Weekly Demand Notes	—	169,205	—	169,205

Options Purchased
Payer Option Purchased on Interest Rate Swaps	—	19	—	19
Put Option Purchased	64	—	—	64

Total Options Purchased	64	19	—	83

Short-Term Investments
U.S. Treasury Obligations	—	2,025	—	2,025
Investment Company	364	—	—	364

Total Short-Term Investments	364	2,025	—	2,389

Total Investments in Securities	$428	$487,469	$7,111	$495,008

Liabilities
Debt Securities
TBA Short Commitments	$—	$(13,007)	$—	$(13,007)
Option Written
Put Option Written	(17)	—	—	(17)

Total Liabilities	$(17)	$(13,007)	$—	$(13,024)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$255	$—	$255
Futures Contracts	302	—	—	302
Swaps	—	179	—	179

Total Appreciation in Other Financial Instruments	$302	$434	$—	$736

74	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(88)	$—	$(88)
Futures Contracts	(373)	—	—	(373)
Swaps	—	(569)	—	(569)

Total Depreciation in Other Financial Instruments	$(373)	$(657)	$—	$(1,030)

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Tax Aware Income Opportunities Fund	Balance as of February 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2014
Asset-Backed Securities	$3,107	$21	$47	$25		$2,136	$(447)	$—	$—	$4,889
Collateralized Mortgage Obligations — Non-Agency CMO	82	22	(50)	(1)		2,279	(361)	—	—	1,971
Commercial Mortgage-Backed Securities	—	—	1	—	(a)	250	—	—	—	251

	$3,189	$43	$(2)	$24		$4,665	$(808)	$—	$—	$7,111

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to approximately $41,000. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates in the Statements of Operations.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amount in thousands)

	Fair Value at August 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,889	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 4.50% (1.09%)
			Constant Default Rate	5.00% - 18.00% (10.27%)
			Yield (Discount Rate of Cash Flows)	1.20% - 5.04% (4.09%)

Asset-Backed Securities	4,889

	1,971	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (9.73%)
			Constant Default Rate	0.00% - 13.46% (0.74%)
			Yield (Discount Rate of Cash Flows)	3.58% - 4.63% (3.72)

Collateralized Mortgage Obligations	1,971

	251	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.27% (N/A)

Commercial Mortgage-Backed Securities	251

Total	$7,111

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are values and percentages of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value	Percentage
Tax Aware High Income Fund	$5	0.0	%(a)

(a)	Amount rounds to less than 0.1%

C. Loan Assignments — Tax Aware High Income Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which they acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Tax Aware High Income Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2014, Tax Aware High Income Fund had no unfunded loan commitments.

E. Derivatives — Tax Aware Income Opportunities Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

76	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

Notes E(1) — E(3) below describe the various derivatives used by the Fund.

(1). Options — Tax Aware Income Opportunities Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as change in net unrealized appreciation/ depreciation of investments in non-affiliates on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are included in the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as change in net unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security. Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract. Transactions in options written during the six months ended August 31, 2014 were as follows (amounts in thousands, except number of contracts):

	Options
	Number of Contracts	Premiums Received
Tax Aware Income Opportunities Fund
Options outstanding at February 28, 2014	66	$28
Options written	260	42
Options expired	—	—
Options closed	(185)	(44)

Options outstanding at August 31, 2014	141	$26

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions with a counterparty, and net amounts owed or due across transactions).

(2). Futures Contracts — Tax Aware Income Opportunities Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio. The use of futures contracts exposes the Fund to interest rate risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Tax Aware Income Opportunities Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Fund may also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of August 31, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — Tax Aware Income Opportunities Fund engages in various swap transactions, including interest rate and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”) to exchange investment cash flows or assets at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statement of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below. The Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2014 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral Received	Morgan Stanley Capital Services	$(169)	$(26)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

Tax Aware Income Opportunities Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

78	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund uses return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

Tax Aware Income Opportunities Fund enters into interest rate swap contracts to manage its exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$83	$302	$—	$41	$—	$426
Foreign exchange contracts	Receivables	—	—	255	—	—	255
Credit contracts	Receivables	—	—	—	184	359	543

Total		$83	$302	$255	$225	$359	$1,224

Gross Liabilities:
Interest rate contracts	Payables	$(17)	$(373)	$—	$(85)	$—	$(475)
Foreign exchange contracts	Payables	—	—	(88)	—	—	(88)
Credit contracts	Payables	—	—	—	(578)	(697)	(1,275)

Total		$(17)	$(373)	$(88)	$(663)	$(697)	$(1,838)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to/from brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and net of any related collateral received or posted by the Fund as of August 31, 2014 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received (e)	Net Amount Due From Counterparty (not less than zero)
Bank of America	$27		$(27)	$—	$—
Barclays Bank plc	51		(51)	—	—
BNP Paribas	103		—	—	103
Citibank, N.A.	15		(15)	—	—
Credit Suisse International	62		—	—	62
Deutsche Bank AG, New York	16		(16)	—	—
Goldman Sachs International	101		(78)	—	23
Morgan Stanley Capital Services	53		(27)	(26)	—
TD Bank Financial Group	106		—	—	106
Union Bank of Switzerland AG	80		(80)	—	—
Centrally Cleared Swaps (b)	225	(c)	—	—	225
Exchanged Traded Futures & Options Contracts (b)	385	(d)	—	—	385

Total	$1,224		$(294)	$(26)	$904

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted (e)	Net Amount Due To Counterparty (not less than zero)
Bank of America	$61		$(27)	$—	$34
Barclays Bank plc	233		(51)	—	182
Citibank, N.A.	67		(15)	—	52
Deutsche Bank AG, New York	35		(16)	—	19
Goldman Sachs International	78		(78)	—	—
Merrill Lynch International	1		—	—	1
Morgan Stanley Capital Services	222		(27)	—	195
Royal Bank of Canada	2		—	—	2
State Street Corp.	2		—	—	2
Union Bank of Switzerland AG	84		(80)	—	4
Centrally Cleared Swaps (b)	663	(c)	—	—	663
Exchanged Traded Futures & Options Contracts (b)	390	(d)	—	—	390

Total	1,838		$(294)	$—	1,544

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(3). for actual collateral received or posted.

80	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(35)	$(722)	$—	$(335)	$(1,092)
Foreign exchange contracts	—	—	(21)	—	(21)
Credit contracts	—	—	—	(406)	(406)

Total	$(35)	$(722)	$(21)	$(741)	$(1,519)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(15)	$(100)	$—	$(13)	$(128)
Foreign exchange contracts	—	—	202	—	202
Credit contracts	—	—	—	(282)	(282)

Total	$(15)	$(100)	$202	$(295)	$(208)

Tax Aware Income Opportunities Fund’s derivatives contracts held at August 31, 2014 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table below discloses the volume of the Fund’s futures contracts, options and swaps activity during the six months ended August 31, 2014 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative — related gains and losses associated with volume activity.

Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Long	$94,034
Average Notional Balance Short	184,798
Ending Notional Balance Long	144,444
Ending Notional Balance Short	325,320
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	2,501
Average Settlement Value Sold	7,364
Ending Value Purchased	6,073
Ending Value Sold	10,702
Exchange-Traded Options:
Average Number of Contracts Purchased	101
Average Number of Contracts Written	97
Ending Number of Contracts Purchased	141
Ending Number of Contracts Written	141
Swaptions and OTC Options:
Average Notional Balance Purchased	1,876
Ending Notional Balance Purchased	1,188
Credit Default Swaps:
Average Notional Balance — Buy Protection	45,183
Average Notional Balance — Sell Protection	5,796
Ending Notional Balance — Buy Protection	45,442
Ending Notional Balance — Sell Protection	3,580
Total Return Swaps:
Average Notional Balance — Pays Fixed Rate	1,260
Ending Notional Balance — Pays Fixed Rate	—

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Tax Aware Income Opportunities Fund
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance — Pays Fixed Rate	$26,100
Average Notional Balance — Receives Fixed Rate	2,826
Ending Notional Balance — Pays Fixed Rate	12,172
Ending Notional Balance — Receives Fixed Rate	297

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations. The Funds do not isolate the effect of changes in foreign exchange rates from fluctuations in market prices of securities when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement(s) of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement(s) of Operations.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Tax Aware Income Opportunities Fund had TBA purchase commitments outstanding as of August 31, 2014, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The Fund also had TBA short commitments outstanding as of August 31, 2014, which are included as a receivable for Investment securities sold-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

82	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2014, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively. In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2014, the Distributor retained the following amounts (in thousands):

	Front- End Sales Charge	CDSC
Tax Aware High Income Fund	$10	$—
Tax Aware Income Opportunities Fund	5	—

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class. The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator (for all share classes) and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Tax Aware High Income Fund	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund	0.75	1.40	0.65

The expense limitation agreements were in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015. For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Tax Aware High Income Fund	$147	$27	$83	$257
Tax Aware Income Opportunities Fund	246	96	248	590

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2014 were as follows (amounts in thousands):

Tax Aware High Income Fund	$3
Tax Aware Income Opportunities Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Tax Aware High Income Fund	$16,408	$6,402	$—	$—
Tax Aware Income Opportunities Fund	511,532	481,737	—	2,811

84	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$103,638	$3,645	$199	$3,446
Tax Aware Income Opportunities Fund	491,413	4,019	424	3,595

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds each have a shareholder or shareholders, which are accounts maintained by a financial intermediary on behalf of its clients, that own a significant portion of the Funds’ outstanding shares. Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their rates do not rise as quickly, or as much, as general interest rates.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Tax Aware Income Opportunities Fund invests in catastrophe bonds. These bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake or other occurrence that leads to physical or economic loss. If a trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to the interest otherwise due from the security. Catastrophe bonds may expose the Fund to certain other risks, including issuer default, liquidity risk and unfavorable tax consequences.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	85

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,033.20	$3.33	0.65%
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,030.60	5.83	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Select Class
Actual	1,000.00	1,033.70	2.77	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	1,002.10	3.84	0.76
Hypothetical	1,000.00	1,021.37	3.87	0.76
Class C
Actual	1,000.00	999.00	7.10	1.41
Hypothetical	1,000.00	1,018.10	7.17	1.41
Select Class
Actual	1,000.00	1,002.30	3.33	0.66
Hypothetical	1,000.00	1,021.88	3.36	0.66

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

86	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the Funds’ performance, as well as a risk/return assessment of the Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trust, and independent legal counsel and received a memorandum from independent legal counsel to the Trustee discussing the legal standards for their consideration of the proposed agreements.

The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	87

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser

88	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s performance was in the first, third and second quintiles for both Class A and Select Class shares for the one-, three- and five-year periods ended December 31, 2013, respectively. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Aware Income Opportunities Fund’s performance was in the first quintile for both Class A and Select Class shares for the one-year period ended December 31, 2013. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Aware Income Opportunities Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the second and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014	J.P. MORGAN TAX AWARE FUNDS	89

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including each of the Funds. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

90	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-TAI-814

J.P. Morgan Funds

Semi-Annual Report

August 31, 2014

(Unaudited)

JPMorgan Income Fund

J.P. Morgan Income Funds

Semi-Annual Report

August 31, 2014

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

J.P. Morgan Funds

CEO’S LETTER

September 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasuries securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2,003.37 points on August 29, 2014.

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement – particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

JPMorgan Income Fund

Fund Summary

For the period June 2, 2014 (Fund Inception Date) through August 31, 2014 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	1.72%
Barclays U.S. Aggregate Index	1.23%
Lipper Multi-Sector Income Funds Index	0.91%
Net Assets as of 8/31/2014	$25,433,210
Duration as of 8/31/2014	6.32 years

Investment objective** and strategies

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation. The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc., believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund’s flexible approach allows it to shift its allocations based on changing market conditions which may result in investing in a single or multiple markets and sectors. The Fund uses a strategy of managing distributions throughout the year to help reduce fluctuations in monthly dividends. The Fund may invest in a wide variety of debt securities of issuers from the U.S. and foreign markets including emerging markets.

PORTFOLIO COMPOSITION***

Corporate Bonds	51 .6%
Collateralized Mortgage Obligations	14 .3
Asset-Backed Securities	10 .9
Commercial Mortgage-Backed Securities	7 .4
Foreign Government Securities	6 .6
U.S. Treasury Obligations	6 .4
Municipal Bonds	2 .0
Others (each less than 1.0%)	0 .1
Short-Term Investment	0 .7

PORTFOLIO COMPOSITION BY COUNTRY***

United States	75 .6%
United Kingdom	4 .1
Cayman Islands	3 .3
Luxembourg	3 .0
Canada	1 .9
Mexico	1 .5
Argentina	1 .1
France	1 .0
Others (each less than 1.0%)	7 .8
Short-Term Investment	0 .7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	June 2, 2014

Without Sales Charge		1.65%

With Sales Charge**		(2.17)

CLASS C SHARES	June 2, 2014

Without CDSC		1.53

With CDSC***		0.53

CLASS R6 SHARES	June 2, 2014	1.74

SELECT CLASS SHARES	June 2, 2014	1.72

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

JPMorgan Income Fund

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Income Fund, the Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from June 2, 2014 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Multi-Sector Income Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Since the Fund’s inception, it has not experienced any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 10.7%

250,789	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	252,630
434,000	CPS Auto Receivables Trust, Series 2014- B, Class D, 4.620%, 05/15/20 (e)	432,700
92,753	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34	91,386
157,974	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	158,028
296,000	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class ET2, 5.926%, 02/18/48 (e)	297,202
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	99,979
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	99,978
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,790
219,834	SpringCastle America Funding LLC, Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	220,449
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	270,219
305,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53	300,287
249,992	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	246,734
133,000	VOLT XVI LLC, 4.000%, 09/25/58	130,415

	Total Asset-Backed Securities (Cost $2,731,088)	2,723,797

Collateralized Mortgage Obligations — 14.0%

	Agency CMO — 9.9%
	Federal Home Loan Mortgage Corp. REMIC,
978,351	Series 3741, Class YI, IO, 3.500%, 11/15/22	102,110
309,734	Series 4091, Class TS, IF, IO, 6.395%, 08/15/42	79,207
998,075	Series 4306, Class AI, IO, 3.500%, 03/15/41	176,065
780,617	Federal Home Loan Mortgage Corp. STRIPS, Series 311, Class S1, IF, IO, 5.795%, 08/15/43	176,553
	Federal National Mortgage Association REMIC,
784,326	Series 2004-29, Class PS, IF, IO, 7.445%, 05/25/34	173,006

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
778,295	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	113,870
335,000	Series 2010-136, Class CX, 4.000%, 08/25/39	357,169
626,267	Series 2012-14, Class BS, IF, IO, 5.745%, 03/25/42	117,949
556,413	Series 2012-93, Class SK, IF, IO, 5.895%, 09/25/42	121,408
740,948	Series 2012-144, Class SK, IF, IO, 5.945%, 01/25/43	170,876
1,420,767	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	189,804
	Government National Mortgage Association,
857,145	Series 2010-20, Class SE, IF, IO, 6.095%, 02/20/40	151,537
782,057	Series 2010-26, Class QS, IF, IO, 6.095%, 02/20/40	143,705
433,000	Series 2014-58, Class EP, 4.000%, 04/20/44	451,454

		2,524,713

	Non-Agency CMO — 4.1%

	Alternative Loan Trust,
92,966	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	96,241
233,888	Series 2005-23CB, Class A16, 5.500%, 07/25/35	240,116
38,916	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	38,408
200,000	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	206,798
293,590	GSMSC Pass-Through Trust, Series 2008- 2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	241,245
27,574	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	28,383
140,088	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	145,796
50,665	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.000%, 10/25/37	51,450

		1,048,437

	Total Collateralized Mortgage Obligations (Cost $3,572,633)	3,573,150

Commercial Mortgage-Backed Securities — 7.3%

250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	251,672

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.550%, 08/15/31 (e)	100,000
	Bear Stearns Commercial Mortgage Securities Trust,
250,000	Series 2007-PW16, Class AJ, VAR, 5.897%, 06/11/40	255,933
250,000	Series 2007-PW17, Class AJ, VAR, 6.084%, 06/11/50	253,972
250,000	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	242,598
250,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class B, VAR, 5.676%, 03/12/44	253,633
	Wachovia Bank Commercial Mortgage Trust,
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	247,695
250,000	Series 2007-C33, Class B, VAR, 6.140%, 02/15/51	252,938

	Total Commercial Mortgage-Backed Securities (Cost $1,870,398)	1,858,441

Corporate Bonds — 50.7%
	Consumer Discretionary — 9.6%
	Auto Components — 1.3%
200,000	Gestamp Funding Luxembourg S.A., (Luxembourg), 5.625%, 05/31/20 (e)	202,000
20,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	20,850
25,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	27,750
70,000	UCI International, Inc., 8.625%, 02/15/19	66,850

		317,450

	Automobiles — 0.6%
150,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	158,250

	Diversified Consumer Services — 0.3%
60,000	Service Corp. International, 7.500%, 04/01/27	66,150

	Hotels, Restaurants & Leisure — 0.9%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	64,513
21,000	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	21,315
20,000	MGM Resorts International, 7.750%, 03/15/22	23,400

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
20,000	MTR Gaming Group, Inc., 11.500%, 08/01/19	22,350
20,000	Pinnacle Entertainment, Inc., 6.375%, 08/01/21	20,750
20,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	19,700
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	22,400
25,000	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	27,625

		222,053

	Household Durables — 0.7%
95,000	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	89,775
25,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	25,906
20,000	K. Hovnanian Enterprises, Inc., 7.000%, 01/15/19 (e)	20,250
25,000	Meritage Homes Corp., 7.000%, 04/01/22	27,313
20,000	WCI Communities, Inc., 6.875%, 08/15/21	20,475

		183,719

	Media — 4.8%
200,000	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	212,500
40,000	Cablevision Systems Corp., 8.000%, 04/15/20	45,600
	Clear Channel Communications, Inc.,
65,000	9.000%, 12/15/19	67,275
60,000	9.000%, 03/01/21	62,250
65,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	69,550
120,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	129,201
125,000	NBCUniversal Media LLC, 5.950%, 04/01/41	157,057
20,000	Radio One, Inc., 9.250%, 02/15/20 (e)	20,800
25,000	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	26,687
35,000	Sinclair Television Group, Inc., 6.125%, 10/01/22	36,750
65,000	Time, Inc., 5.750%, 04/15/22 (e)	64,838
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	204,500
35,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	35,700

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Media — continued
90,000	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	89,100

		1,221,808

	Multiline Retail — 0.4%
	Neiman Marcus Group Ltd. LLC,
35,000	8.000%, 10/15/21 (e)	37,756
60,000	9.500% (cash), 10/15/21 (e) (v)	65,250

		103,006

	Specialty Retail — 0.6%
	Claire’s Stores, Inc.,
35,000	6.125%, 03/15/20 (e)	33,163
65,000	9.000%, 03/15/19 (e)	67,600
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	33,250
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	27,531

		161,544

	Total Consumer Discretionary	2,433,980

	Consumer Staples — 2.8%
	Beverages — 0.2%
35,000	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	39,550

	Food & Staples Retailing — 0.1%
15,000	New Albertsons, Inc., 8.000%, 05/01/31	14,550

	Food Products — 0.6%
	Post Holdings, Inc.,
65,000	6.000%, 12/15/22 (e)	64,025
35,000	6.750%, 12/01/21 (e)	35,656
25,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/19 (e)	27,375
35,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	36,575

		163,631

	Household Products — 0.5%
65,000	Armored Autogroup, Inc., 9.250%, 11/01/18	67,275
65,000	Central Garden & Pet Co., 8.250%, 03/01/18	67,031

		134,306

	Personal Products — 0.1%
25,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	25,375

	Tobacco — 1.3%
150,000	Altria Group, Inc., 5.375%, 01/31/44	166,603

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — continued
145,000	Philip Morris International, Inc., 4.875%, 11/15/43	159,088

		325,691

	Total Consumer Staples	703,103

	Energy — 8.0%
	Energy Equipment & Services — 1.0%
35,000	Hiland Partners LP/Hiland Partners Finance Corp., 5.500%, 05/15/22 (e)	35,350
25,000	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	24,875
25,000	Parker Drilling Co., 6.750%, 07/15/22 (e)	25,938
160,000	Rowan Cos., Inc., 5.850%, 01/15/44	168,011

		254,174

	Oil, Gas & Consumable Fuels — 7.0%
45,000	Arch Coal, Inc., 7.250%, 06/15/21	29,813
20,000	CONSOL Energy, Inc., 5.875%, 04/15/22 (e)	20,900
35,000	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	38,325
35,000	Energy Transfer Equity LP, 5.875%, 01/15/24	36,969
140,000	Energy Transfer Partners LP, 6.500%, 02/01/42	168,206
35,000	Energy XXI Gulf Coast, Inc., 6.875%, 03/15/24 (e)	35,612
65,000	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	67,275
25,000	EXCO Resources, Inc., 8.500%, 04/15/22	25,405
	Halcon Resources Corp.,
60,000	8.875%, 05/15/21	63,150
25,000	9.250%, 02/15/22	26,844
35,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	36,925
170,000	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	208,681
65,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/01/21 (e)	65,812
60,000	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	65,250
60,000	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	66,375
20,000	Peabody Energy Corp., 6.250%, 11/15/21	19,925
175,000	Petroleos de Venezuela S.A., (Venezuela), Reg. S, 5.250%, 04/12/17	140,438
125,000	Petroleos Mexicanos, (Mexico), 6.625%, 06/15/35	154,063
35,000	QEP Resources, Inc., 5.250%, 05/01/23	35,437

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
60,000	QR Energy LP/QRE Finance Corp., LLC, 9.250%, 08/01/20	68,550
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	36,662
35,000	Rosetta Resources, Inc., 5.875%, 06/01/22	35,875
60,000	SandRidge Energy, Inc., 8.125%, 10/15/22	63,750
25,000	Stone Energy Corp., 7.500%, 11/15/22	26,828
25,000	Swift Energy Co., 7.875%, 03/01/22	26,125
200,000	YPF S.A., (Argentina), Reg. S, 8.750%, 04/04/24	208,000

		1,771,195

	Total Energy	2,025,369

	Financials — 8.2%
	Banks — 2.7%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	224,625
140,000	Citigroup, Inc., 6.675%, 09/13/43	178,061
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	152,191
120,000	Wells Fargo & Co., 5.375%, 11/02/43	136,567

		691,444

	Capital Markets — 0.9%
180,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/37	222,035

	Consumer Finance — 0.2%
35,000	Ally Financial, Inc., 8.000%, 11/01/31	45,281

	Diversified Financial Services — 0.3%
65,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	64,838
20,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	19,600

		84,438

	Insurance — 2.3%
150,000	American International Group, Inc., 6.250%, 03/15/37	169,141
20,000	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	21,300
20,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	23,600
140,000	MetLife, Inc., 6.400%, 12/15/36	157,850
20,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	21,800
160,000	Prudential Financial, Inc., VAR, 5.875%, 09/15/42	171,504

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — continued
20,000	USI, Inc., 7.750%, 01/15/21 (e)	20,600

		585,795

	Real Estate Management & Development — 0.9%
200,000	Kaisa Group Holdings Ltd., (Cayman Islands), Reg. S, 8.875%, 03/19/18	207,500
20,000	Kennedy-Wilson, Inc., 5.875%, 04/01/24	20,325

		227,825

	Thrifts & Mortgage Finance — 0.9%
200,000	BPCE S.A., (France), 5.700%, 10/22/23 (e)	221,462

	Total Financials	2,078,280

	Health Care — 1.9%
	Health Care Equipment & Supplies — 0.3%
60,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 04/15/18	64,125

	Health Care Providers & Services — 1.5%
65,000	21st Century Oncology, Inc., 8.875%, 01/15/17	64,675
35,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22 (e)	37,187
35,000	HCA, Inc., 7.500%, 02/15/22	40,775
35,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	37,100
50,000	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	52,250
40,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	41,850
95,000	Tenet Healthcare Corp., 8.125%, 04/01/22	109,369

		383,206

	Pharmaceuticals — 0.1%
35,000	Valeant Pharmaceuticals International, Inc., (Canada), 7.250%, 07/15/22 (e)	37,450

	Total Health Care	484,781

	Industrials — 3.9%
	Aerospace & Defense — 0.9%
	Bombardier, Inc., (Canada),
25,000	6.125%, 01/15/23 (e)	25,625
25,000	7.750%, 03/15/20 (e)	27,750
90,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	92,925
	TransDigm, Inc.,
25,000	6.000%, 07/15/22 (e)	25,437
65,000	6.500%, 07/15/24 (e)	66,625

		238,362

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Air Freight & Logistics — 0.3%
75,000	CEVA Group plc, (United Kingdom), 7.000%, 03/01/21 (e)	75,750

	Airlines — 0.1%
23,985	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	26,084

	Commercial Services & Supplies — 0.9%
25,000	ACCO Brands Corp., 6.750%, 04/30/20	26,500
35,000	ADT Corp. (The), 6.250%, 10/15/21	37,013
20,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	20,600
65,000	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	66,544
20,000	Harland Clarke Holdings Corp., 9.250%, 03/01/21 (e)	20,750
35,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	35,787
20,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	19,750

		226,944

	Construction & Engineering — 0.9%
200,000	Empresas ICA S.A.B. de C.V., (Mexico), 8.875%, 05/29/24 (e)	207,062
35,000	MasTec, Inc., 4.875%, 03/15/23	34,125

		241,187

	Machinery — 0.3%
65,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	68,737

	Marine — 0.1%
35,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	36,269

	Road & Rail — 0.3%
60,000	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	65,250

	Trading Companies & Distributors — 0.1%
20,000	HD Supply, Inc., 7.500%, 07/15/20	21,500

	Total Industrials	1,000,083

	Information Technology — 3.8%

	Communications Equipment — 1.7%
35,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	34,213
65,000	Aspect Software, Inc., 10.625%, 05/15/17	66,300
100,000	Avaya, Inc., 7.000%, 04/01/19 (e)	99,500
130,000	Cisco Systems, Inc., 5.500%, 01/15/40	155,568

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — continued
65,000	Goodman Networks, Inc., 12.125%, 07/01/18	70,525

		426,106

	Electronic Equipment, Instruments & Components — 0.1%
35,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	36,225

	IT Services — 0.6%
	First Data Corp.,
25,000	8.250%, 01/15/21 (e)	27,250
16,000	10.625%, 06/15/21	18,560
16,000	11.750%, 08/15/21	18,920
80,000	12.625%, 01/15/21	97,800

		162,530

	Semiconductors & Semiconductor Equipment — 0.5%
25,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	26,312
25,000	Amkor Technology, Inc., 6.375%, 10/01/22	26,438
65,000	Magnachip Semiconductor Corp., 6.625%, 07/15/21	63,050

		115,800

	Software — 0.9%
65,000	BCP Singapore VI Cayman Financing Co., Ltd., (Cayman Islands), 8.000%, 04/15/21 (e)	67,112
65,000	Blackboard, Inc., 7.750%, 11/15/19 (e)	66,463
100,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	101,750

		235,325

	Total Information Technology	975,986

	Materials — 6.8%

	Chemicals — 0.9%
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
30,000	8.875%, 02/01/18	31,125
35,000	9.000%, 11/15/20	35,437
35,000	PolyOne Corp., 5.250%, 03/15/23	36,138
65,000	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	64,513
54,000	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	57,915

		225,128

	Construction Materials — 0.3%
35,000	Headwaters, Inc., 7.250%, 01/15/19	36,838

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction Materials — continued
35,000	Lafarge S.A., (France), 7.125%, 07/15/36	40,075

		76,913

	Containers & Packaging — 0.1%
20,000	Berry Plastics Corp., 5.500%, 05/15/22	19,950

	Metals & Mining — 5.5%
35,000	Alcoa, Inc., 5.900%, 02/01/27	38,344
130,000	Allegheny Technologies, Inc., 5.875%, 08/15/23	143,392
	ArcelorMittal, (Luxembourg),
75,000	6.000%, 03/01/21	80,812
35,000	7.500%, 10/15/39	38,063
20,000	Commercial Metals Co., 4.875%, 05/15/23	19,600
150,000	Freeport-McMoRan, Inc., 5.450%, 03/15/43	162,065
160,000	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	172,491
20,000	Hecla Mining Co., 6.875%, 05/01/21	19,600
20,000	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	21,000
30,000	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	33,600
20,000	United States Steel Corp., 7.500%, 03/15/22	21,975
	Vale Overseas Ltd., (Cayman Islands),
200,000	6.875%, 11/21/36	235,770
170,000	6.875%, 11/10/39	201,110
200,000	Vedanta Resources plc, (United Kingdom), Reg. S, 7.125%, 05/31/23	211,500

		1,399,322

	Total Materials	1,721,313

	Telecommunication Services — 4.1%
	Diversified Telecommunication Services — 3.6%
25,000	Frontier Communications Corp., 8.750%, 04/15/22	29,125
65,000	GCI, Inc., 6.750%, 06/01/21	65,812
20,000	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22	20,900
	Intelsat Luxembourg S.A., (Luxembourg),
65,000	7.750%, 06/01/21	68,575
65,000	8.125%, 06/01/23	70,363
102,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	104,295
90,000	Sprint Capital Corp., 8.750%, 03/15/32	100,350
140,000	Verizon Communications, Inc., 6.550%, 09/15/43	180,317

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services — continued
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	206,000
60,000	Windstream Corp., 7.500%, 04/01/23	63,900

		909,637

	Wireless Telecommunication Services — 0.5%
65,000	Sprint Corp., 7.125%, 06/15/24 (e)	66,300
65,000	T-Mobile USA, Inc., 6.500%, 01/15/24	67,600

		133,900

	Total Telecommunication Services	1,043,537

	Utilities — 1.6%
	Electric Utilities — 0.7%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	175,623

	Independent Power & Renewable Electricity Producers — 0.4%
35,000	AES Corp., 5.500%, 03/15/24	35,613
35,000	GenOn Energy, Inc., 9.875%, 10/15/20	36,925
35,000	NRG Energy, Inc., 6.250%, 05/01/24 (e)	36,137

		108,675

	Multi-Utilities — 0.5%
120,000	NiSource Finance Corp., 5.650%, 02/01/45	138,672

	Total Utilities	422,970

	Total Corporate Bonds (Cost $12,828,031)	12,889,402

Foreign Government Securities — 6.5%
BRL 265,000	Brazil Notas do Tesouro Nacional, (Brazil), Series F, 10.000%, 01/01/17 (m)	114,975
140,000	Government of Dominican Republic, (Dominican Republic), Reg. S, 5.875%, 04/18/24 (m)	148,750
135,000	Jamaica Government International Bond, (Jamaica), 8.000%, 06/24/19 (m)	146,367
80,000	Republic of Argentina, (Argentina), 7.000%, 10/03/15 (m)	73,171
135,000	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18 (m)	141,750
95,000	Republic of Colombia, (Colombia), 10.375%, 01/28/33 (m)	152,000
130,000	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15 (m)	136,500
135,000	Republic of El Salvador, (El Salvador), Reg. S, 7.650%, 06/15/35 (m)	147,825
114,000	Republic of Hungary, (Hungary), 7.625%, 03/29/41 (m)	148,485
110,000	Republic of Indonesia, (Indonesia), Reg. S, 8.500%, 10/12/35 (m)	153,725

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17 (m)	142,975
85,000	Russian Federation, (Russia), Reg. S, 12.750%, 06/24/28 (m)	137,913

	Total Foreign Government Securities (Cost $1,647,302)	1,644,436

Municipal Bonds — 1.9% (t)

	California — 0.6%
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	65,775
100,000	University of California, Rev., 4.765%, 05/15/44	104,965

		170,740

	Iowa — 0.4%
90,000	Iowa Finance Authority, Healthcare, Genesis Health System, Rev., 5.000%, 07/01/33	99,390

	Michigan — 0.4%
90,000	Michigan Technological University, Rev., 5.000%, 10/01/34	98,823

	Utah — 0.5%
100,000	Utah Transit Authority, Sales Tax, Rev., 5.937%, 06/15/39	129,158

	Total Municipal Bonds (Cost $487,883)	498,111

Preferred Security — 0.1% (x)

	Financials — 0.1%

	Banks — 0.1%
20,000	Citigroup, Inc., VAR, 5.950%, 01/30/23 (Cost $20,197)	20,175

U.S. Treasury Obligations — 6.3%

640,000	U.S. Treasury Bond, 3.375%, 05/15/44 (m)	676,800
916,500	U.S. Treasury Note, 2.500%, 05/15/24	929,603

	Total U.S. Treasury Obligations (Cost $1,558,973)	1,606,403

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 0.7%

	Investment Company — 0.7%
170,607	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $170,607)	170,607

	Total Investments — 98.2% (Cost $24,887,112)	24,984,522
	Other Assets in Excess of Liabilities — 1.8%	448,688

	NET ASSETS — 100.0%	$25,433,210

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2014. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	—	The rate shown is the current yield as of August 31, 2014.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

Income Fund
ASSETS:
Investments in non-affiliates, at value	$24,813,915
Investments in affiliates, at value	170,607

Total investment securities, at value	24,984,522
Cash	82,360
Foreign currency, at value	141
Receivables:
Investment securities sold	516,406
Interest from non-affiliates	338,434
Dividends from affiliates	2
Due from Adviser	16,066
Deferred offering costs	29,571

Total Assets	25,967,502

LIABILITIES:
Payables:
Investment securities purchased	480,852
Accrued liabilities:
Shareholder servicing fees	2,132
Distribution fees	43
Custodian and accounting fees	12,464
Trustees’ and Chief Compliance Officer’s fees	39
Audit fees	36,124
Other	2,638

Total Liabilities	534,292

Net Assets	$25,433,210

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Income Fund
NET ASSETS :
Paid-in-Capital	$25,302,602
Accumulated undistributed net investment income	23,741
Accumulated net realized gains (losses)	9,459
Net unrealized appreciation (depreciation)	97,408

Total Net Assets	$25,433,210

Net Assets:
Class A	$50,836
Class C	50,774
Class R6	50,879
Select Class	25,280,721

Total	$25,433,210

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,057
Class C	5,051
Class R6	5,062
Select Class	2,515,056

Net Asset Value (a):

Class A - Redemption price per share	$10.05
Class C - Offering price per share (b)	10.05
Class R6 - Offering and redemption price per share	10.05
Select Class - Offering and redemption price per share	10.05
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.44

Cost of investments in non-affiliates	$24,716,505
Cost of investments in affiliates	170,607
Cost of foreign currency	143

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED AUGUST 31, 2014 (Unaudited)

Income Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$357,375
Dividend income from affiliates	10

Total investment income	357,385

EXPENSES:
Investment advisory fees	21,651
Administration fees	5,135
Distribution fees:
Class A	31
Class C	92
Shareholder servicing fees:
Class A	31
Class C	31
Select Class	15,372
Custodian and accounting fees	12,464
Professional fees	36,217
Trustees’ and Chief Compliance Officer’s fees	63
Printing and mailing costs	402
Registration and filing fees	167
Transfer agent fees	2,035
Offering costs	9,678
Other	3,237

Total expenses	106,606

Less amounts waived	(36,047)
Less expense reimbursements	(39,517)

Net expenses	31,042

Net investment income (loss)	326,343

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,205)
Futures	12,079
Foreign currency transactions	(415)

Net realized gain (loss)	9,459

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	97,410
Foreign currency translations	(2)

Change in net unrealized appreciation/depreciation	97,408

Net realized/unrealized gains (losses)	106,867

Change in net assets resulting from operations	433,210

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

Income Fund
Period Ended August 31, 2014 (a) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$326,343
Net realized gain (loss)	9,459
Change in net unrealized appreciation/depreciation	97,408

Change in net assets resulting from operations	433,210

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(575)
Class C
From net investment income	(513)
Class R6
From net investment income	(618)
Select Class
From net investment income	(300,896)

Total distributions to shareholders	(302,602)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	25,302,602

NET ASSETS:
Change in net assets	25,433,210
Beginning of period	—

End of period	$25,433,210

Accumulated undistributed net investment income	$23,741

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (continued)

Income Fund
Period Ended August 31, 2014 (a) (Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$50,000
Distributions reinvested	575

Change in net assets resulting from Class A capital transactions	$50,575

Class C
Proceeds from shares issued	$50,000
Distributions reinvested	513

Change in net assets resulting from Class C capital transactions	$50,513

Class R6
Proceeds from shares issued	$50,000
Distributions reinvested	618

Change in net assets resulting from Class R6 capital transactions	$50,618

Select Class
Proceeds from shares issued	$24,850,000
Distributions reinvested	300,896

Change in net assets resulting from Select Class capital transactions	$25,150,896

Total change in net assets resulting from capital transactions	$25,302,602

SHARE TRANSACTIONS:
Class A
Issued	5,000
Reinvested	57

Change in Class A Shares	5,057

Class C
Issued	5,000
Reinvested	51

Change in Class C Shares	5,051

Class R6
Issued	5,000
Reinvested	62

Change in Class R6 Shares	5,062

Select Class
Issued	2,485,000
Reinvested	30,056

Change in Select Class Shares	2,515,056

(a)

    Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

	Per share operating performance							Ratios/Supplemental data
		Investment operations				Distributions				Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d) (e)	Net investment in come (loss) (e)		Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b) (f)

Income Fund
Class A
June 2, 2014(g) through August 31, 2014	$10.00	$0.12		$0.04	$0.16	$(0.11)	$10.05	1.65%	$50,836	0.74%	5.02%		1.87%	8%
Class C
June 2, 2014(g) through August 31, 2014	10.00	0.11		0.04	0.15	(0.10)	10.05	1.53	50,774	1.25	4.53		2.35	8
Class R6
June 2, 2014(g) through August 31, 2014	10.00	0.13		0.04	0.17	(0.12)	10.05	1.74	50,879	0.40	5.38		1.35	8
Select Class
June 2, 2014(g) through August 31, 2014	10.00	0.13	(h)	0.04	0.17	(0.12)	10.05	1.72	25,280,721	0.50	5.28	(h)	1.61	8

(a)	Annualized for periods less than one year, unless otherwise noted.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2014.

(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(g)	Commencement of operations.

(h)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non- Diversified
Income Fund	Class A, Class C, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide income with a secondary objective of capital appreciation.

The Fund commenced operations on June 2, 2014. Currently, the Fund is not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM” ), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at August 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

¡	Level 1 — quoted prices in active markets for identical securities
¡	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
¡	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$702,919	$2,020,878	$2,723,797
Collateralized Mortgage Obligations
Agency CMO	–	2,524,713	–	2,524,713
Non-Agency CMO	–	1,010,029	38,408	1,048,437

Total Collateralized Mortgage Obligations	–	3,534,742	38,408	3,573,150

Commercial Mortgage-Backed Securities	–	752,503	1,105,938	1,858,441
Corporate Bonds
Consumer Discretionary	–	2,433,980	–	2,433,980
Consumer Staples	–	703,103	–	703,103
Energy	–	2,025,369	–	2,025,369
Financials	–	2,078,280	–	2,078,280
Health Care	–	484,781	–	484,781
Industrials	–	973,999	26,084	1,000,083
Information Technology	–	975,986	–	975,986
Materials	–	1,721,313	–	1,721,313
Telecommunication Services	–	1,043,537	–	1,043,537
Utilities	–	422,970	–	422,970

Total Corporate Bonds	–	12,863,318	26,084	12,889,402

Foreign Government Securities	–	1,644,436	–	1,644,436
Municipal Bonds	–	498,111	–	498,111
Preferred Security
Financials	–	20,175	–	20,175
U.S. Treasury Obligations	–	1,606,403	–	1,606,403
Short-Term Investment
Investment Company	170,607	–	–	170,607

Total Investments in Securities	$170,607	$21,622,607	$3,191,308	$24,984,522

There were no transfers between Levels 1 and 2 during the period ended August 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/2/14*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchase[1]	Sales[1]	Transfers into Level 3	Transfers out to Level 3	Balance as of 8/31/14
Investments in Securities
Asset-Backed Securities	$-	$-	$(2,367)	$(29)	$2,034,068	$(10,794)	$-	$-	$2,020,878
Collateralized Mortgage Obligations - Non-Agency	-	-	2	26	41,334	(2,954)	-	-	38,408
Commercial Mortgage-Backed Securities	-	-	(3,361)	(27)	1,109,326	-	-	-	1,105,938
Corporate Bonds - Industrials	-	-	(92)	(51)	26,227	-	-	-	26,084

	$-	$-	$(5,818)	$(81)	$3,210,955	$(13,748)	$-	$-	$3,191,308

*	Commencement of operations was June 2, 2014.
¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to $(5,818). This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

	$1,072,526	Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Yield (Discount Rate of Cash	0.00% - 6.00% (1.59%) 0.00% - 25.00% (10.11%) 0.00% - 5.89% (3.52%)

Asset-Backed Securities	1,072,526

	38,408	Discounted Cash Flow	Constant Prepayment Rate Yield (Discount Rate of Cash	18.00% (N/A) 5.70% (N/A)

Collateralized Mortgage Obligations	38,408

	1,105,938	Discounted Cash Flow	Constant Prepayment Rate Yield (Discount Rate of Cash	0.00% - 100.00% (22.76%) 4.40% - 6.06% (5.22%)

Commercial Mortgage-Backed Securities	1,105,938
Total	$2,216,872

# The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was $974,436. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of August 31, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts expose the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

As of August 31, 2014, the Fund did not hold open futures contracts.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations. The Fund does isolate the effect of changes in foreign exchange rates from fluctuations in market prices of securities when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

E. Offering and Organizational Costs — Total offering costs of $39,249 paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees on the Statement of Operations.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended August 31, 2014, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended August 31, 2014, the Distributor did not retain any front-end sales charges or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets for Class A, Class C and Select Class Shares, respectively.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R6	Select Class
0.75%	1.25%	0.40%	0.50%

The expense limitation agreement was in effect for the period ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015.

For the period ended August 31, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursement
$ 21,651	$ 5,135	$ 9,261	$36,047	$39,517

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

There were no waivers resulting from investments in these money market funds for the period ended August 31, 2014.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended August 31, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the period ended August 31, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$24,435,602	$1,175,083	$2,482,522	$923,652
5. Federal Income Tax Matters For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 24,887,112	$ 280,741	$ 183,331	$ 97,410

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

The Fund’s shares are currently held by the Adviser.

The Fund is subject to risks associated with securities with contractual cash flows, including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund may invest in high yield, high risk securities (also known as “junk bonds”) which are considered to be speculative. These investments may be issued by companies that are highly leveraged, less creditworthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

As of August 31, 2014, the Fund had the following country allocations representing greater than 10% of total investments:

United States

75.6%

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Income Fund
Class A
Actual*	$1,000.00	$1,016.50	$1.84	0.74%
Hypothetical **	1,000.00	1,021.48	3.77	0.74
Class C
Actual*	1,000.00	1,015.30	3.11	1.25
Hypothetical **	1,000.00	1,018.90	6.36	1.25
Class R6
Actual*	1,000.00	1,017.40	0.99	0.40
Hypothetical **	1,000.00	1,023.19	2.04	0.40
Select Class
Actual*	1,000.00	1,017.20	1.24	0.50
Hypothetical **	1,000.00	1,022.68	2.55	0.50

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the actual period). The Fund commenced operations on June 2, 2014.

**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2013 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with counsel to the Trust and independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Adviser, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Fund will benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund will generally benefit from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints to the New Advisory Agreement and the Trustees concluded that with the adoption of a contractual cap on total expenses, shareholders will benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 7, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 7, 2014